UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 40	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 143	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 201 2

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 201 2 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

America’s Future Horizon Annuity
The BB&T Future Annuity
The Best of America® America’s Future Annuity®
The Best of America® America’s Future Annuity® (Key)
NEA Valuebuilder futuresm
Waddell & Reed Advisors Select Plus Annuitysm
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 201 2 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advis o rs, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 2 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 50.

T o obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the C ontract O wner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios II, Inc.

•	American Century Variable Portfolios, Inc.

•	BlackRock Variable Series Funds, Inc.

•	Dreyfus

•	Dreyfus Investment Portfolios

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Goldman Sachs Variable Insurance Trust

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•	Guggenheim SBL Fund

•	Huntington VA Funds

•	Invesco

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Janus Aspen Series

•	JPMorgan Insurance Trust

•	MFS® Variable Insurance Trust

•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	PIMCO Variable Insurance Trust

•	Royce Capital Fund

•	Sterling Capital Variable Inusrance Funds

•	T. Rowe Price Equity Series, Inc.

•	The Universal Institutional Funds, Inc.

•	Van Eck VIP Trust

•	Victory Variable Insurance Funds

•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual fund options of the Variable Account may be allocated to the Fixed Account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

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Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the C ontract O wner with Nationwide’s consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the C ontract O wners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment- O nly Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Service Center- The department designated by the NEA Valuebulder Program to be responsible for receiving service requests.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

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Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	13
Condensed Financial Information	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Security Distributors, Inc	13
Waddell & Reed, Inc.	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
Contacting the Service Center	16
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	19
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	21
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	28
Contract Ownership	29
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	30
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	34

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Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	34
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	36
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	37
Contract Owner Services	37
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Annuity Commencement Date	40
Annuitizing the Contract	40
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	43
Upon Death
Death Benefit Payment
Statements and Reports	46
Legal Proceedings	46
Table of Contents of Statement of Additional Information	50
Appendix A: Underlying Mutual Funds	51
Appendix B: Condensed Financial Information	67
Appendix B: Condensed Financial Information (Waddell & Reed)	112
Appendix C: Contract Types and Tax Information	121

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Contract Expenses

The following tables describe the fees and expenses that a C ontract O wner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a C ontract O wner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a C ontract O wner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

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Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%14 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a C ontract O wner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

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Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 20 11 , charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.45%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the C ontract O wner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the C ontract O wner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral F ixed A ccount is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to S ub- A ccount allocations.  They do not apply to allocations made to the F ixed A ccount or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment- O nly Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the C ontract O wner elects or has elected the Extra Value Option.

14 The Beneficiary Protector Option is available for contracts with A nnuitants who are age 70 or younger at the time the option is elected.

15 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the C ontract O wner.

9

Example

This Example is intended to help C ontract O wners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include C ontract O wner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,372	$2,482	$3,546	$6,223	*	$1,982	$3,246	$6,223	$672	$1,982	$3,246	$6,223
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1.143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "ontract O wner" will mean "participant."

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the C ontract O wner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see " Appendix C : Contract Types and Tax Information."   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the C ontract O wner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one

10

Annuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the C ontract O wner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same C ontract O wner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the C ontract O wner.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to C ontract O wners at the time of application.  Each CDSC option has different characteristics and costs.  The annual charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

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Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application.  If the C ontract O wner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment- O nly Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the C ontract O wner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the C ontract O wner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the C ontract O wner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the C ontract O wner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the C ontract O wner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.  For

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contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in " Appendix C: Contract Types and Tax Information " and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, C ontract O wners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the C ontract O wner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawal from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, free of charge, by contacting the Service Center.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park , Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not

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chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to C ontract O wners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on C ontract O wner instructions.

Contract O wners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract O wners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract O wners should read these prospectuses carefully before investing.

The investment advis o rs of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract O wners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract O wners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract O wners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote C ontract O wner shares at special shareholder meetings based on C ontract O wner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract O wners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of C ontract O wners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a C ontract O wner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the C ontract O wners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect C ontract O wners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected C ontract O wners will be notified in the event there is a substitution, elimination , or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All C ontract O wners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be

14

allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract O wners can obtain a GTO prospectus, by contacting the Service Center .

For C ontract O wners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

For C ontract O wners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For C ontract O wners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the C ontract O wner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the C ontract O wner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•	Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a

15

different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The C ontract O wner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the C ontract O wner’s Fixed Account matures.

At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owner s that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owner s that elect the Extra Value Option, payments or transfers made to the Fixed Account will, for the first seven Contract Years, be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.45% due to the assessment of this charge.

For Contract Owner s that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law for any given year.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

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Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

Contacting the Service Center(W&R)

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.waddell.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-NEA-VALU (1-800-632-8258)

•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001

•	by fax at 1-785-438-5177.

Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are appropriate for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

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The Contract in General

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the Contract Owner (s) is materially false, misleading, incomplete or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership; or

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate , or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

Nationwide will not contest the contract.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.  If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owner s and prospective Contract Owner s understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owner s) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owner s with Sub-Account options that correspond to the underlying mutual funds.

An investment advis o r or subadvis o r of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advis o r or subadvis o r (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

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Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s advis o r or subadvis o r (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 201 1 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advis o rs or subadvis o rs to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund , and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s advis o r or subadvis o r is one of our affiliates or whether the underlying mutual fund, its advis o r, its subadvis o r(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with

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the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table ) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract O wners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the C ontract O wner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the Contract Owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owner s with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not

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intended to affect the large majority of Contract Owner s not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract O wners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner ’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owner s.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the Contract Owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment- O nly Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The Contract Owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide.  Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

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Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the Contract Owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the Contract Owner has been the owner of the contract for 10 years; and

(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)).  The Contract Owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing

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Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the options chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owner s who anticipate making additional purchase payments after the first Contract Year (which will not receive the extra value credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advis o r regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the extra value credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.

Allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective Contract Owner s to choose between two different Variable Account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first seven years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

(a)	a 1.40% Variable Account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% Variable Account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.40%) and contracts with no additional contract options (total Variable Account charges of 0.95%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

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(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the Contract Owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization , or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh Contract Year.

After the end of the first seven Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the Sub-Accounts and the Fixed Account in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the seventh Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co- A nnuitant, the term Annuitant shall mean the person designated as the A nnuitant on the application; the person designated as the co- A nnuitant does not have any rights under this benefit unless the co- A nnuitant is also the beneficiary.

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The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period;

2)	Non-Guaranteed Term Option allocations, which consist of:

a)	the Fixed Account and certain underlying mutual funds that are available under the program. This investment component is allocated according to Contract Owner instructions; and

b)	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the

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allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owner s may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owner s would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owner s with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any Contract Value allocated to the Fixed Account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any Contract Value allocated to the Fixed Account will begin a new Fixed Account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered , or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

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After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner .

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco V.I. Core Equity Fund: Series I
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT Cardinal (SM) Aggressive Fund: Class II
•	NVIT Cardinal (SM) Balanced Fund: Class II
•	NVIT Cardinal (SM) Capital Appreciation Fund: Class II
•	NVIT Cardinal (SM) Conservative Fund: Class II
•	NVIT Cardinal (SM) Moderate Fund: Class II
•	NVIT Cardinal (SM) Moderately Aggressive Fund: Class II
•	NVIT Cardinal (SM) Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds:
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012:

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owner s.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

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Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: (1) the adjustment of contract expenses , and (2) the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower

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expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owner s of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at the Service Center.   Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at the Service Center.   The Contract Owner may also request a change in the Annuitant, contingent A nnuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner ; and

•	received at the Service Center before the Annuitization Date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the Contract Owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner , unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract O wners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owner s must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to the Service Center.   Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant’s lifetime by submitting a

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written request to the Service Center.   Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .   If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner (s), the Annuitant or co- A nnuitant. If upon notification of death of the Contract Owner (s), the Annuitant or co- A nnuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center .  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received at the Service Center . The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers , and surrenders are priced every day.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owner s will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed

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by the Contract Owner on the application .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract O wners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily Variable Account charges, which may include charges for optional benefits chosen by the Contract Owner .  The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chooses.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract O wners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account

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allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract O wners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract O wners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract O wners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center .  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center .  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions

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aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advis o rs/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owner s.  These multi-contract advis o rs will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advis o rs, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advis o rs to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advis o rs via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advis o rs will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract O wners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner ’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owner s, A nnuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owner s (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner ;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owner s that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract O wners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death.  Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh Contract Year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").  Nationwide is required by state law to reserve the right to postpone payment of assets in the F ixed A ccount for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the F ixed A ccount and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the Contract Owner .  Amounts deducted for CDSC are not subject to subsequent CDSC.

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Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owner s utilize an investment advis o r(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advis o rs are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owner s authorize their investment advis o r to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the F ixed A ccount and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract O wners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner .

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of

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1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract O wners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract O wners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the Sub-Accounts, Fixed Account , and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the F ixed A ccount.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner ’s principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owner s must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner /Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

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After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract O wner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to the Service Center in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  Once the Service Center receives and records the change request, the change will be effective as of the date the written request was signed.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment- O nly Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form and submitted to the Service Center .  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner ; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract O wners should consult a financial advis o r to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market
Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class (only available in contracts for which good order applications were received before May 1, 2012)
PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

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Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than other assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic withdrawals allow Contract Owner s to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner .  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the Contract Owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner ’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner ’s age are determined as of the date the request for the withdrawal program is recorded by the Service Center.   For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

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Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel").

Custom Portfolio Asset Rebalancing Service

For Contract Owner s that have elected the Capital Preservation Plus Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that Contract Owner s can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers six asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The Contract Owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire variable account contract value must participate in the model.

Note: Contract Owner s should consult with a qualified investment advis o r regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner ’s model is static.  This means that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owner s must submit the proper administrative form to the Service Center.   While Custom Portfolio is elected, Contract Owner s cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for Contract Owner s that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owner s that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owner s that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owner s that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owner s that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owner s willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owner s at the time Custom Portfolio is elected.  At that time, Contract Owner s elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the variable account contract value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner .  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last valuation date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

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Changing Models or Underlying Mutual Fund Allocations

Contract O wners who have elected the Capital Preservation Plus Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, Contract Owner s must submit new allocation instructions to the Service Center in writing on Nationwide’s administrative form.  Any percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract O wners can terminate participation in Custom Portfolio by submitting a written request to the Service Center.   In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Capital Preservation Plus Option.  Termination is effective on the date the termination request is received at the Service Center in good order.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments by contacting the Service Center .  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or
•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner .

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect is not available after annuitization.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is

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due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner ’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account;

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner ’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

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When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owner s to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advis o r in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract O wners must elect an annuity payment option before the Annuitization Date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.    As is the case under option 1, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant’s death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract O wners may request other options before the Annuitization Date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving Contract Owner .
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the estate of the Contract Owner .
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner .
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner ’s estate.

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If the Contract Owner and Annuitant are the same, and the Contract Owner /Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

Distributions will be made pursuant to the "Required Distributions" provisions in Appendix C.

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract Owner s may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.   Death benefit claims must be submitted to the Service Center.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the Contract Value as of the most recent five year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

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If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner .  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner ;

(2)	The spouses must be co- A nnuitants;

(3)	Both co- A nnuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner , Annuitant or primary beneficiary;

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(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner );

(7)
If a co- A nnuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner .  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co- A nnuitant.  If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse; and

(8)
If a co- A nnuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the Service Center .  In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, at no additional charge, which may be invoked when the following conditions are satisfied.   This benefit is not available in every state.

Under this provision, n o CDSC will be charged if:

(1)	the third contract anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness , and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owner s statements and reports.  Therefore, Contract Owner s should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owner s should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owner s in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner (s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.   Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and

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regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order

47

granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, 2012, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.   In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.   The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On

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March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

Nationwide Investment Services Corporation

The general distributor, NISC, is not engaged in any litigation of any material nature.

Waddell & Reed, Inc.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.

SDI

The general distributor, SDI, is not engaged in any litigation of any material nature.

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Investment Company Act of 1940 Registration File No. 811- 08241

Securities Act of 1933 Registration File No. 333-28995

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

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Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Designation: STTF

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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Designation: STTF

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS
Global Markets Navigator Index (the “Index”).

Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) (formerly, SBL Fund - Series D (MSCI EAFE Equal Weight Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital growth.

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) (formerly, SBL Fund - Series J (Mid Cap Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.

Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) (formerly, SBL Fund - Series N (Managed Asset Allocation Series))
Investment Advisor:	Guggenheim Investments
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

Guggenheim SBL Fund - Series O (All Cap Value Series) (formerly, SBL Fund - Series O (All Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.

Guggenheim SBL Fund - Series P (High Yield Series) (formerly, SBL Fund - Series P (High Yield Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.

Guggenheim SBL Fund - Series Q (Small Cap Value Series) (formerly, SBL Fund - Series Q (Small Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

Guggenheim SBL Fund - Series V (Mid Cap Value Series) (formerly, SBL Fund - Series V (Mid Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Guggenheim SBL Fund - Series X (Small Cap Growth Series) (formerly, SBL Fund - Series X (Small Cap Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) (formerly, SBL Fund - Series Y (Large Cap Concentrated Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco V.I. Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Global Health Care Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

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Invesco - Invesco V.I. Global Real Estate Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

Invesco - Invesco V.I. International Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series I (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series I)
Investment Advisor:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks capital appreciation and current income.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital growth (when consistent with a high level of current income).

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Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Seeks long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates LLC
Investment Objective:	Seeks long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

57

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

59

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»
Index”) as closely as possible before the deduction of Fund expenses.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.

Designation: FF

60

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

61

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

62

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

63

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

64

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

Designation: FF

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF
Investment Advisor:	Sterling Capital Management LLC
Investment Objective:	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF
Investment Advisor:	Sterling Capital Management LLC
Investment Objective:	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Designation: FF

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio:  Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.

65

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

66

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 201 1 (the maximum Variable Account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

The following Sub-Accounts were added to the Variable Account effective May 1, 201 2 , therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBerstein VPS Dynamic Asset Allocation Portfolio: Class B

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund: Service Shares

Invesco
•	Invesco V.I. Mid Cap Core Equity Fund: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series I
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

MFS® Variable Insurance Trust
•	MFS New Discovery Series: Service Class

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Service Class

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375
2009	6.214888	8.781806	41.30%	160,259
2008*	10.000000	6.214888	-37.85%	121,352
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
2009	11.504963	12.559712	9.17%	2,123,553
2008	11.802815	11.504963	-2.52%	2,068,283
2007	10.883351	11.802815	8.45%	1,364,541
2006	10.815767	10.883351	0.62%	1,172,362
2005	10.751209	10.815767	0.60%	1,467,998
2004	10.258243	10.751209	4.81%	1,050,182
2003*	10.000000	10.258243	2.58%	376,225

67

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
2004	12.575258	14.074150	11.92%	5,510,499
2003	9.814828	12.575258	28.13%	6,227,886
2002	12.289665	9.814828	-20.14%	6,377,032
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
2009	8.035950	10.343091	28.71%	369,808
2008	10.724193	8.035950	-25.07%	494,309
2007	11.083121	10.724193	-3.24%	384,408
2006*	10.000000	11.083121	10.83%	261,576
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
2008	19.746458	14.321547	-27.47%	4,275,059
2007	21.016797	19.746458	-6.04%	5,146,998
2006	17.882188	21.016797	17.53%	6,172,834
2005	17.188018	17.882188	4.04%	7,402,388
2004	15.177426	17.188018	13.25%	8,489,628
2003	11.882018	15.177426	27.73%	8,848,958
2002	13.728674	11.882018	-13.45%	8,706,954
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
2009*	10.000000	12.100570	21.01%	345,344
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554
2007	15.124914	14.882353	-1.60%	866,204
2006	13.346255	15.124914	13.33%	1,009,375
2005	12.565056	13.346255	6.22%	1,328,911
2004	10.407808	12.565056	20.73%	1,540,213
2003	7.626313	10.407808	36.47%	1,147,923
2002*	10.000000	7.626313	-23.74%	253,906

68

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
2004	9.969151	10.487708	5.20%	4,261,513
2003	7.987645	9.969151	24.81%	4,718,600
2002	11.349542	7.987645	-29.62%	5,328,865
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850
2004	11.992131	13.142116	9.59%	26,967,465
2003	9.431842	11.992131	27.15%	29,991,213
2002	12.265220	9.431842	-23.10%	32,543,566
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
2004	12.773575	13.290671	4.05%	4,118,795
2003	10.642941	12.773575	20.02%	4,718,834
2002	12.901502	10.642941	-17.51%	4,821,716
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
2008	19.476865	12.091747	-37.92%	5,322
2007	18.880452	19.476865	3.16%	6,126
2006	15.547645	18.880452	21.44%	6,581
2005	14.028393	15.547645	10.83%	6,800
2004	11.800187	14.028393	18.88%	6,800
2003	8.736895	11.800187	35.06%	6,056
2002	10.049505	8.736895	-13.06%	124

69

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
2009	7.208202	8.998722	24.84%	7,880
2008	11.661228	7.208202	-38.19%	7,987
2007	13.237727	11.661228	-11.91%	8,455
2006	12.878795	13.237727	2.79%	6,673
2005	12.289095	12.878795	4.80%	6,305
2004	11.143238	12.289095	10.28%	6,184
2003	8.542795	11.143238	30.44%	3,135
2002	10.664159	8.542795	-19.89%	1,876
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
2004	12.881356	13.220856	2.64%	7,095,885
2003	12.427549	12.881356	3.65%	8,143,242
2002	11.478449	12.427549	8.27%	7,863,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
2009	8.414756	10.347901	22.97%	286,582
2008	11.338890	8.414756	-25.79%	295,545
2007	10.537213	11.338890	7.61%	189,261
2006*	10.000000	10.537213	5.37%	27,732
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
2009	7.677586	9.792985	27.55%	181,489
2008	11.519520	7.677586	-33.35%	167,409
2007	10.557260	11.519520	9.11%	145,528
2006*	10.000000	10.557260	5.57%	68,193
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534
2009	7.145920	9.300869	30.16%	88,017
2008	11.650666	7.145920	-38.67%	102,756
2007	10.577460	11.650666	10.15%	76,760
2006*	10.000000	10.577460	5.77%	18,981

70

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
2008	24.517023	13.935519	-43.16%	8,493,356
2007	21.065302	24.517023	16.39%	10,666,310
2006	19.058055	21.065302	10.53%	11,648,561
2005	16.466147	19.058055	15.74%	14,043,309
2004	14.413145	16.466147	14.24%	14,587,477
2003	11.336946	14.413145	27.13%	14,658,746
2002	12.636709	11.336946	-10.29%	15,001,342
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
2009	6.122950	8.950007	46.17%	972,948
2008	13.557931	6.122950	-54.84%	1,194,207
2007	9.398800	13.557931	44.25%	994,326
2006*	10.000000	9.398800	-6.01%	396,724
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
2004	12.885834	14.183136	10.32%	18,906,340
2003	9.967020	12.855834	28.98%	19,758,595
2002	12.123397	9.967020	-17.79%	18,534,617
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
2008	13.285152	5.913466	-55.49%	1,338,453
2007	10.901275	13.285152	21.87%	1,741,744
2006	10.451486	10.901275	4.30%	2,077,078
2005	9.692526	10.451486	7.83%	2,834,579
2004	9.140227	9.692526	6.04%	3,507,744
2003	7.116855	9.140227	28.43%	4,135,611
2002	9.201903	7.116855	-22.66%	4,846,275
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
2004	12.291519	12.572083	2.28%	13,879,302
2003	9.345645	12.291519	31.52%	16,698,958
2002	13.517575	9.345645	-30.86%	17,097,622

71

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
2004	8.860680	9.607448	8.43%	8,889,914
2003	7.045440	8.860680	25.76%	10,624,626
2002	6.864641	7.045440	2.63%	9,076,687
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715202	12.067766	3.01%	1,178,331
2010	10.405860	11.715202	12.58%	1,420,221
2009	7.299062	10.405860	42.56%	1,794,764
2008	9.822626	7.299062	-25.69%	1,278,287
2007*	10.000000	9.822626	-1.77%	979,007
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
2009	10.828838	12.407121	14.57%	2,417,242
2008	11.311086	10.828838	-4.26%	1,740,137
2007	10.958641	11.311086	3.22%	2,001,394
2006	10.607357	10.958641	3.31%	1,586,982
2005	10.490587	10.607357	1.11%	1,351,167
2004	10.152709	10.490587	3.33%	763,425
2003*	10.000000	10.152709	1.53%	253,907
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
2009	6.771027	9.390402	38.69%	1,302,714
2008	11.300835	6.771027	-40.08%	1,209,110
2007	9.879737	11.300835	14.38%	1,166,412
2006*	10.000000	9.879737	-1.20%	590,919
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
2004	10.895150	12.247224	12.41%	2,033,030
2003	7.680997	10.895150	41.85%	2,416,526
2002	9.735184	7.680997	-21.10%	3,152,328

72

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.395747	12.611184	-18.09%	601,959
2010	13.753970	15.395747	11.94%	730,902
2009	10.977800	13.753970	25.29%	1,026,265
2008	19.748522	10.977800	-44.41%	1,243,059
2007	17.009083	19.748522	16.11%	1,661,370
2006	14.558529	17.009083	16.83%	1,862,957
2005	12.358880	14.558529	17.80%	2,366,689
2004	10.993637	12.358880	12.42%	2,334,274
2003	7.747856	10.993637	41.89%	1,936,492
2002*	10.000000	7.747856	-22.52%	726,014
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006
2007	15.394529	16.101307	4.59%	554,440
2006	13.375338	15.394529	15.10%	573,305
2005	13.166913	13.375338	1.58%	878,442
2004	11.661980	13.166913	12.90%	1,204,275
2003	7.461630	11.661980	56.29%	1,077,765
2002*	10.000000	7.461630	-25.38%	234,553
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
2009	7.980471	10.718361	34.31%	1,246,350
2008	11.453838	7.980471	-30.32%	1,140,138
2007	11.145580	11.453838	2.77%	1,380,236
2006*	10.000000	11.145580	11.46%	604,332
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169
2009	6.531004	8.355085	27.93%	771,258
2008	9.843856	6.531004	-33.65%	759,300
2007	10.181083	9.843856	-3.31%	616,958
2006*	10.000000	10.181083	1.81%	467,577
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
2009	6.613814	8.532754	29.01%	86,113
2008*	10.000000	6.613814	-33.86%	27,914
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.719572	10.600826	-16.66%	209,696
2010	10.927693	12.719572	16.40%	313,276
2009	6.390682	10.927693	70.99%	443,195
2008	13.632611	6.390682	-53.12%	214,545
2007	10.694898	13.632611	27.47%	626,652
2006*	10.000000	10.694898	6.95%	103,519

73

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
2008	18.431660	10.910929	-40.80%	0
2007	16.071862	18.431660	14.68%	0
2006	13.332710	16.071862	20.54%	0
2005	12.183825	13.332710	9.43%	0
2004	10.347742	12.183825	17.74%	0
2003	7.881371	10.347742	31.29%	0
2002*	10.000000	7.881371	-21.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721158	9.485453	-11.53%	222,224
2010	9.984556	10.721158	7.38%	254,407
2009	7.347316	9.984556	35.89%	469,094
2008	12.444502	7.347316	-40.96%	433,439
2007	10.883429	12.444502	14.34%	350,277
2006*	10.000000	10.883429	8.83%	146,244
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.139020	15.853371	-1.77%	1,177,175
2010	14.245372	16.139020	13.29%	1,274,704
2009	12.117643	14.245372	17.56%	1,127,875
2008	11.518924	12.117643	5.20%	1,280,417
2007	10.474393	11.518924	9.97%	924,915
2006*	10.000000	10.474393	4.74%	307,769
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
2008	12.547583	7.657583	-38.97%	0
2007	11.634830	12.547583	7.85%	0
2006*	10.000000	11.634830	16.35%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
2008	9.176796	5.456855	-40.54%	0
2007	10.344132	9.176796	-11.29%	0
2006*	10.000000	10.344132	3.44%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
2008	11.590356	8.357628	-27.89%	0
2007	11.035796	11.590356	5.03%	0
2006*	10.000000	11.035796	10.36%	0

74

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
2008	11.628450	7.091970	-39.01%	0
2007	11.419071	11.628450	1.83%	0
2006*	10.000000	11.419071	14.19%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
2008	10.718264	7.433630	-30.65%	0
2007	10.601568	10.718264	1.10%	0
2006*	10.000000	10.601568	6.02%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
2008	11.825693	7.193633	-39.17%	0
2007	10.829485	11.825693	9.20%	0
2006*	10.000000	10.829485	8.29%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
2008	10.872144	7.703510	-29.14%	0
2007	10.776560	10.872144	0.89%	0
2006*	10.000000	10.776560	7.77%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
2008	10.848959	5.671114	-47.73%	0
2007	10.372284	10.848959	4.60%	0
2006*	10.000000	10.372284	3.72%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
2008	10.079993	6.282955	-37.67%	0
2007	10.847707	10.079993	-7.08%	0
2006*	10.000000	10.847707	8.48%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.319750	9.041019	-12.39%	5,158
2010*	10.000000	10.319750	3.20%	366

75

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
2009	9.886641	12.563847	27.08%	4,508
2008	14.288332	9.886641	-30.81%	4,895
2007	13.343109	14.288332	7.08%	5,340
2006	11.542802	13.343109	15.60%	3,642
2005	11.065372	11.542802	4.31%	658
2004	10.252012	11.065372	7.93%	658
2003	8.318791	10.252012	23.24%	658
2002	9.948963	8.318791	-16.39%	318
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
2008	11.852043	8.379600	-29.30%	0
2007	10.698070	11.852043	10.79%	0
2006*	10.000000	10.698070	6.98%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
2008	11.954006	6.553935	-45.17%	0
2007	12.777012	11.954006	-6.44%	0
2006*	10.000000	12.777012	27.77%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
2008	21.728168	12.831054	-40.95%	0
2007	19.122834	21.728168	13.62%	0
2006	15.055099	19.122834	27.02%	0
2005	12.888436	15.055099	16.81%	0
2004	10.493127	12.888436	22.83%	0
2003	8.208210	10.493127	27.84%	0
2002*	10.000000	8.208210	-17.92%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.148049	-8.52%	11,352
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
2009*	10.000000	22.342511	23.86%	171,698

76

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999
2004	6.268456	7.324540	16.85%	6,891,137
2003	5.263552	6.268456	19.09%	7,959,646
2002	6.320884	5.263552	-16.73%	9,544,525
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
2004	3.438379	3.425003	-0.39%	3,389,369
2003	2.369918	3.438379	45.08%	4,202,497
2002	4.050734	2.369918	-41.49%	5,465,944
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
2004	6.094511	7.164672	17.56%	3,714,687
2003	4.573528	6.094511	33.26%	4,577,965
2002	6.219459	4.573528	-26.46%	6,343,194
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
2007	14.287585	14.498321	1.47%	620,568
2006	12.345283	14.287585	15.73%	761,128
2005	11.412057	12.345283	8.18%	1,533,082
2004*	10.000000	11.412057	14.12%	698,497
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
2009	7.873436	9.549524	21.29%	1,455,685
2008	11.818795	7.873436	-33.38%	1,259,451
2007	11.090588	11.818795	6.57%	1,225,913
2006*	10.000000	11.090588	10.91%	1,147,324

77

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
2004	6.639521	7.112875	7.13%	5,486,331
2003	5.049848	6.639521	31.48%	6,450,984
2002	7.152671	5.049848	-29.40%	7,281,145
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203
2009	7.670922	9.377085	22.24%	1,088,236
2008	11.028289	7.670922	-30.44%	1,132,632
2007	10.490389	11.028289	5.13%	1,064,813
2006*	10.000000	10.490389	4.90%	440,669
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
2009	9.535719	10.592676	11.08%	777,836
2008	10.681685	9.535719	-10.73%	794,864
2007	10.472392	10.681685	2.00%	985,203
2006*	10.000000	10.472392	4.72%	436,457
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
2009	7.417275	10.403352	40.26%	793,963
2008	12.203617	7.417275	-39.22%	750,084
2007	10.773700	12.203617	13.27%	676,256
2006*	10.000000	10.773700	7.74%	378,992
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
2009	6.307117	8.669986	37.46%	1,756,831
2008	11.414370	6.307117	-44.74%	1,105,922
2007	10.299018	11.414370	10.83%	794,104
2006*	10.000000	10.299018	2.99%	388,040

78

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740
2009	6.030005	7.805765	29.45%	431,876
2008	9.829384	6.030005	-38.65%	343,229
2007*	10.000000	9.829384	-1.71%	148,602
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
2004	12.702877	13.852569	9.05%	4,123,229
2003	10.488660	12.702877	21.11%	4,518,441
2002	10.258387	10.488660	2.24%	3,829,969
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.542785	13.925102	2.82%	823,425
2010	12.082539	13.542785	12.09%	983,092
2009	8.350489	12.082539	44.69%	1,160,961
2008	11.725142	8.350489	-28.78%	1,012,373
2007	11.474698	11.725142	2.18%	1,113,400
2006	10.474309	11.474698	9.55%	982,241
2005*	10.000000	10.474309	4.74%	745,571
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673
2009	6.372240	8.154464	27.97%	108,871
2008*	10.000000	6.372240	-36.28%	50,137
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
2009	7.938247	9.421327	18.68%	84,820
2008*	10.000000	7.938247	-20.62%	64,965

79

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
2009	7.214380	8.872557	22.98%	66,814
2008*	10.000000	7.214380	-27.86%	70,150
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
2009	9.091244	10.177342	11.95%	156,907
2008*	10.000000	9.091244	-9.09%	157,876
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
2009	7.573033	9.147371	20.79%	294,696
2008*	10.000000	7.573033	-24.27%	197,967
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
2009	6.850462	8.588829	25.38%	156,624
2008*	10.000000	6.850462	-31.50%	81,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900
2009	8.319130	9.696966	16.56%	203,188
2008*	10.000000	8.319130	-16.81%	80,414
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
2009	9.866034	11.378498	15.33%	147,577
2008*	10.000000	9.866034	-1.34%	18,453
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542
2004	11.219753	13.418473	19.60%	98,883
2003	6.853997	11.219753	63.70%	172,985
2002	8.162972	6.853997	-16.04%	215,319

80

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.398051	22.598691	-23.13%	514,817
2010	25.538874	29.398051	15.11%	722,100
2009	15.771389	25.538874	61.93%	827,941
2008	37.758812	15.771389	-58.23%	868,769
2007	26.192444	37.758812	44.16%	1,349,728
2006	19.351540	26.192444	35.35%	1,237,117
2005	14.727346	19.351540	31.40%	1,403,508
2004	12.312811	14.727346	19.61%	916,838
2003	7.523761	12.312811	63.65%	664,957
2002*	10.000000	7.523761	-24.76%	166,114
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
2004	13.919582	14.237106	2.28%	14,035,891
2003	13.777493	13.919582	1.03%	17,539,627
2002	12.533031	13.777493	9.93%	22,330,243
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
2004	6.585740	7.449087	13.11%	44,344
2003	4.902449	6.585740	34.34%	55,034
2002	6.521536	4.902449	-24.83%	67,062
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.469112	17.401507	-10.62%	373,494
2010	17.353010	19.469112	12.19%	420,497
2009	13.510616	17.353010	28.44%	507,950
2008	25.278439	13.510616	-46.55%	509,655
2007	20.072670	25.278439	25.93%	691,997
2006	15.242174	20.072670	31.69%	590,272
2005	11.820992	15.242174	28.94%	413,972
2004	10.436447	11.820992	13.27%	173,069
2003	7.785605	10.436447	34.05%	103,801
2002*	10.000000	7.785605	-22.14%	31,496

81

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
2009	6.652935	8.475041	27.39%	227,221
2008	11.802629	6.652935	-43.63%	150,701
2007	10.893665	11.802629	8.34%	175,734
2006*	10.000000	10.893665	8.94%	33,638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
2008	15.822149	9.897697	-37.44%	1,031,280
2007	15.076422	15.822149	4.95%	1,057,590
2006	13.023752	15.076422	15.76%	1,131,961
2005	12.182097	13.023752	6.91%	1,166,726
2004	10.786048	12.182097	12.94%	1,135,886
2003	8.257845	10.786048	30.62%	634,705
2002*	10.000000	8.257845	-17.42%	211,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
2009*	10.000000	11.566339	15.66%	15,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158
2009*	10.000000	12.127012	21.27%	27,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
2008	12.395396	11.538170	-6.92%	1,602,433
2007	11.875877	12.395396	4.37%	1,642,331
2006	11.293349	11.875877	5.16%	1,861,688
2005	11.036413	11.293349	2.33%	2,047,715
2004	10.646939	11.036413	3.66%	2,176,847
2003	9.961441	10.646939	6.88%	2,382,516
2002*	10.000000	9.961441	-0.39%	981,020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865
2004	10.772510	11.687667	8.50%	6,577,206
2003	9.059272	10.772510	18.91%	5,250,561
2002*	10.000000	9.059272	-9.41%	2,892,694

82

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
2008	15.171662	10.310131	-32.04%	2,775,219
2007	14.430448	15.171662	5.14%	3,259,531
2006	12.719036	14.430448	13.46%	3,293,958
2005	11.992565	12.719036	6.06%	3,535,039
2004	10.801375	11.992565	11.03%	3,102,070
2003	8.610682	10.801375	25.44%	2,385,423
2002*	10.000000	8.610682	-13.89%	905,810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
2008	13.313383	11.203036	-15.85%	2,332,755
2007	12.697763	13.313383	4.85%	2,642,014
2006	11.823364	12.697763	7.40%	2,693,910
2005	11.423984	11.823364	3.50%	2,991,084
2004	10.763028	11.423984	6.14%	3,028,845
2003	9.557034	10.763028	12.62%	2,802,894
2002*	10.000000	9.557034	-4.43%	1,218,823
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
2004	16.324362	18.713055	14.63%	4,420,340
2003	12.239605	16.324362	33.37%	4,257,414
2002	14.589867	12.239605	-16.11%	4,053,421
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
2004	11.747216	11.730027	-0.15%	13,048,667
2003	11.786146	11.747216	-0.33%	17,177,641
2002	11.756760	11.786146	0.25%	24,651,649

83

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
2004	13.134781	13.860058	5.52%	3,995,743
2003	11.827658	13.134781	11.05%	3,957,845
2002	11.138320	11.827658	6.19%	4,277,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314953	8.362423	-10.23%	2,167,555
2010	8.246700	9.314953	12.95%	2,594,496
2009	6.101310	8.246700	35.16%	3,316,873
2008*	10.000000	6.101310	-38.99%	224,767
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.276989	13.524660	-16.91%	185,661
2010	15.486435	16.276989	5.10%	237,242
2009	12.041874	15.486435	28.60%	324,620
2008	22.653780	12.041874	-46.84%	605,222
2007	22.220846	22.653780	1.95%	938,855
2006	18.276200	22.220846	21.58%	1,197,308
2005	16.466217	18.276200	10.99%	921,274
2004	13.823365	16.466217	19.12%	655,449
2003*	10.000000	13.823365	38.23%	144,462
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
2009	6.308238	7.961084	26.20%	112,862
2008*	10.000000	6.308238	-36.92%	6,708

84

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
2004	13.127865	14.747640	12.34%	1,624,503
2003	9.871212	13.127865	32.99%	1,912,023
2002	14.938890	9.871212	-33.92%	1,723,390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
2004	18.734940	21.767078	16.18%	6,873,068
2003	12.058558	18.734940	55.37%	7,615,979
2002	16.714543	12.058558	-27.86%	7,962,445
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
2004	15.641283	18.439802	17.89%	6,174,675
2003	11.198342	15.641283	39.67%	6,522,436
2002	13.675678	11.198342	-18.11%	6,667,153

85

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
2004	11.109665	12.077171	8.71%	14,815,501
2003	8.796082	11.109665	26.30%	16,814,508
2002	10.745186	8.796082	-18.14%	18,383,389
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
2009	9.880242	10.482149	6.09%	838,424
2008*	10.000000	9.880242	-1.20%	53,151
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
2009*	10.000000	12.951641	29.52%	158,045
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
2004	10.112803	11.769582	16.38%	2,095,112
2003	7.767974	10.112803	30.19%	1,360,120
2002	10.476789	7.767974	-25.86%	1,157,864
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
2009	9.245267	10.377838	12.25%	737,636
2008	10.781825	9.245267	-14.25%	939,465
2007	10.390037	10.781825	3.77%	1,274,548
2006	10.066440	10.390037	3.21%	1,237,875
2005	10.018137	10.066440	0.48%	1,277,009
2004	10.036020	10.018137	-0.18%	1,174,960
2003*	10.000000	10.036020	0.36%	692,344

86

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.387805	8.220176	-2.00%	51,384
2010	7.079802	8.387805	18.48%	49,213
2009	5.822780	7.079802	21.59%	42,638
2008	9.712619	5.822780	-40.05%	23,613
2007	9.756048	9.712619	-0.45%	13,497
2006*	10.000000	9.756048	-2.44%	9,372
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
2007	13.484384	14.372410	6.59%	374,490
2006	11.972775	13.484384	12.63%	238,616
2005	11.311637	11.972775	5.84%	152,874
2004*	10.000000	11.311637	13.12%	22,036
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
2008	18.151705	9.795233	-46.04%	4,136,538
2007	16.055075	18.151705	13.06%	5,146,450
2006	15.015195	16.055075	6.93%	6,102,687
2005	14.423412	15.015195	4.10%	8,474,560
2004	13.617207	14.423412	5.92%	9,976,417
2003	10.498938	13.617207	29.70%	9,856,806
2002	14.492226	10.498938	-27.55%	10,196,426
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.046047	20.031402	-9.14%	1,164,910
2010	19.191598	22.046047	14.87%	1,429,443
2009	13.869768	19.191598	38.37%	1,756,847
2008	23.414057	13.869768	-40.76%	2,023,282
2007	22.230932	23.414057	5.32%	2,456,294
2006	19.070302	22.230932	16.57%	2,732,533
2005	16.838447	19.070302	13.25%	2,999,375
2004	14.262204	16.838447	18.06%	2,723,012
2003*	10.000000	14.262204	42.62%	1,896,150
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
2004	9.078658	10.715673	18.03%	4,325,376
2003	6.408618	9.078658	41.66%	5,119,547
2002	8.309444	6.408618	-22.88%	6,604,871

87

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.862400	2.781979	-2.81%	79,512
2010	2.519824	2.862400	13.60%	357,890
2009	2.007059	2.519824	25.55%	392,035
2008	9.599559	2.007059	-79.09%	64,690
2007*	10.000000	9.599559	-4.00%	21,084
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.110145	3.008667	-3.26%	4,076
2010	2.734844	3.110145	13.72%	8,918
2009	2.203267	2.734844	24.13%	9,717
2008	10.429741	2.203267	-78.88%	18,609
2007	10.541031	10.429741	-1.06%	45,479
2006*	10.000000	10.541031	5.41%	31,514
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
2004	10.411603	11.288216	8.42%	8,883,355
2003	8.295049	10.411603	25.52%	10,102,409
2002	10.313313	8.295049	-19.57%	10,184,577
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792
2009	6.044111	8.213490	35.89%	320,371
2008	9.815165	6.044111	-38.42%	329,096
2007	10.031176	9.815165	-2.15%	370,153
2006*	10.000000	10.031176	0.31%	216,180
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
2004	10.275350	12.190602	18.64%	5,277,532
2003	8.260023	10.275350	24.40%	6,022,109
2002	11.548911	8.260023	-28.48%	6,314,119
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
2009*	10.000000	10.896626	8.97%	168,957

88

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
2009*	10.000000	10.976283	9.76%	562,159
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
2008	11.126839	10.246955	-7.91%	0
2007	10.153242	11.126839	9.59%	0
2006*	10.000000	10.153242	1.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
2008	11.201860	11.622341	3.75%	0
2007	10.400566	11.201860	7.70%	0
2006*	10.000000	10.400566	4.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.027535	0.28%	219,086
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
2008	11.354550	6.380097	-43.81%	0
2007	11.025484	11.354550	2.98%	0
2006*	10.000000	11.025484	10.25%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625453	10.100117	-4.94%	23,646
2010	9.583968	10.625453	10.87%	34,372
2009	8.165616	9.583968	17.37%	46,527
2008	13.175748	8.165616	-38.03%	64,167
2007	14.132268	13.175748	-6.77%	78,272
2006	11.763706	14.132268	20.13%	79,577
2005	11.109146	11.763706	5.89%	83,214
2004	9.909926	11.109146	12.10%	92,315
2003	8.093319	9.909926	22.45%	78,156
2002	10.168487	8.093319	-20.41%	39,162

89

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.600665	10.649920	-8.20%	9,208
2010	10.186273	11.600665	13.89%	10,478
2009	8.211211	10.186273	24.05%	15,818
2008	13.419392	8.211211	-38.81%	15,725
2007	13.274409	13.419392	1.09%	14,738
2006	11.580298	13.274409	14.63%	16,474
2005	10.949991	11.580298	5.76%	16,862
2004	9.878421	10.949991	10.85%	18,827
2003	7.948282	9.878421	24.28%	13,275
2002	10.190488	7.948282	-22.00%	8,489
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276
2009	9.693185	10.527112	8.60%	160,088
2008	10.898298	9.693185	-11.06%	298,563
2007	10.434386	10.898298	4.45%	304,666
2006*	10.000000	10.434386	4.34%	90,211
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
2004	15.624194	17.032956	9.02%	790,594
2003	12.336461	15.624194	26.65%	1,196,261
2002	11.403171	12.336461	8.18%	1,152,068
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.942223	13.301987	-4.59%	0
2010	13.318920	13.942223	4.68%	0
2009	10.146129	13.318920	31.27%	0
2008	18.498754	10.146129	-45.15%	0
2007	16.299078	18.498754	13.50%	0
2006	13.149887	16.299078	23.95%	0
2005	11.952667	13.149887	10.02%	0
2004	10.279812	11.952667	16.27%	0
2003	8.145121	10.279812	26.21%	0
2002*	10.000000	8.145121	-18.55%	0

90

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172
2004	9.384754	11.702352	24.70%	1,187,751
2003	6.144858	9.384754	52.73%	1,937,337
2002	6.389225	6.144858	-3.82%	2,177,354
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
2004	9.941176	12.232540	23.05%	891,024
2003	6.931923	9.941176	43.41%	1,345,636
2002	7.202559	6.931923	-3.76%	802,424
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
2009	8.817241	11.096887	25.85%	35,961
2008	14.327086	8.817241	-38.46%	48,976
2007	13.155968	14.327086	8.90%	53,869
2006	11.683398	13.155968	12.60%	39,739
2005	10.846475	11.683398	7.72%	39,541
2004	9.985330	10.846475	8.62%	54,975
2003	7.469134	9.985330	33.69%	65,352
2002	9.850083	7.469134	-24.17%	70,740
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344
2009*	10.000000	13.117881	31.18%	189,445

91

Maximum Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
2009	6.088154	8.342093	37.02%	0
2008	14.990497	6.088105	-37.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
2009	9.589461	10.151533	5.86%	0
2008	10.144993	9.589461	-5.48%	0
2007	9.648485	10.144993	5.15%	0
2006	9.887224	9.648485	-2.41%	0
2005	10.134326	9.887224	-2.44%	0
2004	9.971667	10.134326	1.63%	0
2003*	10.000000	9.971667	-0.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
2004	10.968757	11.904527	8.53%	0
2003*	10.000000	10.968757	9.69%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
2009	7.402311	9.239008	24.81%	0
2008	10.187745	7.402311	-27.34%	0
2007	10.859495	10.187745	-6.19%	0
2006*	10.000000	10.859495	8.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
2009*	10.000000	11.854695	18.55%	0

92

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
2007	14.652833	13.978590	-4.60%	0
2006	13.332414	14.652833	9.90%	0
2005	12.942703	13.332414	3.01%	0
2004	11.055269	12.942703	17.07%	0
2003*	10.000000	11.055269	10.55%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0
2004	10.774891	10.992090	2.02%	0
2003*	10.000000	10.774891	7.75%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
2004	10.854168	11.534900	6.27%	0
2003*	10.000000	10.854168	8.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
2004	10.712816	10.808967	0.90%	0
2003*	10.000000	10.712816	7.13%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
2008	16.277090	9.798488	-39.80%	0
2007	16.274257	16.277090	0.02%	0
2006	13.818730	16.274257	17.77%	0
2005	12.856649	13.818730	7.48%	0
2004	11.152136	12.856649	15.28%	0
2003*	10.000000	11.152136	11.52%	0

93

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
2009	6.046806	7.320091	21.06%	0
2008	10.088893	6.046806	-40.06%	0
2007	11.812870	10.088893	-14.59%	0
2006	11.850657	11.812870	-0.32%	0
2005	11.660042	11.850657	1.63%	0
2004	10.903029	11.660042	6.94%	0
2003*	10.000000	10.903029	9.03%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
2004	9.908369	9.861486	-0.47%	0
2003*	10.000000	9.908369	-0.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
2009	7.751430	9.243563	19.25%	0
2008	10.771790	7.751430	-28.04%	0
2007	10.324533	10.771790	4.33%	0
2006*	10.000000	10.324533	3.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
2009	7.072224	8.747658	23.69%	0
2008	10.943356	7.072224	-35.37%	0
2007	10.344144	10.943356	5.79%	0
2006*	10.000000	10.344144	3.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
2009	6.582360	8.307881	26.21%	0
2008	11.067934	6.582360	-40.53%	0
2007	10.363925	11.067934	6.79%	0
2006*	10.000000	10.363925	3.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
2009	5.639509	7.993586	41.74%	0
2008	12.879167	5.639509	-56.21%	0
2007	9.208638	12.879167	39.86%	0
2006*	10.000000	9.208638	-7.91%	0

94

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
2004	11.079669	11.853486	6.98%	0
2003*	10.000000	11.079669	10.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
2004	10.782503	10.694558	-0.82%	0
2003*	10.000000	10.782503	7.83%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0
2004	10.427515	10.963993	5.14%	0
2003*	10.000000	10.427515	4.28%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.465552	10.454852	-0.10%	0
2010	9.586046	10.465552	9.17%	0
2009	6.933730	9.586046	38.25%	0
2008	9.622730	6.933730	-27.94%	0
2007*	10.000000	9.622730	-3.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
2009	9.114528	10.126836	11.11%	0
2008	9.817803	9.114528	-7.16%	0
2007	9.810579	9.817803	0.07%	0
2006	9.791846	9.810579	0.19%	0
2005	9.985691	9.791846	-1.94%	0
2004	9.965907	9.985691	0.20%	0
2003*	10.000000	9.965907	-0.34%	0

95

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
2009	6.236923	8.387825	34.49%	0
2008	10.735406	6.236923	-41.90%	0
2007	9.680146	10.735406	10.90%	0
2006*	10.000000	9.680146	-3.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
2004	11.288602	12.305317	9.01%	0
2003*	10.000000	11.288602	12.89%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747705	10.125904	-20.57%	0
2010	11.743515	12.747705	8.55%	0
2009	9.666049	11.743515	21.49%	0
2008	17.933434	9.666049	-46.10%	0
2007	15.930793	17.933434	12.57%	0
2006	14.060232	15.930793	13.30%	0
2005	12.307376	14.060232	14.24%	0
2004	11.289618	12.307376	9.01%	0
2003*	10.000000	11.289618	12.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
2007	13.242307	13.428496	1.41%	0
2006	11.863686	13.242307	11.62%	0
2005	12.042450	11.863686	-1.48%	0
2004	10.999077	12.042450	9.49%	0
2003*	10.000000	10.999077	9.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
2009	7.351441	9.574728	30.24%	0
2008	10.881072	7.351441	-32.44%	0
2007	10.920707	10.881072	-0.36%	0
2006*	10.000000	10.920707	9.21%	0

96

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
2009	6.015726	7.462622	24.05%	0
2008	9.351208	6.015726	-35.67%	0
2007	9.975480	9.351208	-6.26%	0
2006*	10.000000	9.975480	-0.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
2009	6.479270	8.106091	25.11%	0
2008*	10.000000	6.479270	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.017988	8.904868	-19.18%	0
2010	9.760975	11.017988	12.88%	0
2009	5.886488	9.760975	65.82%	0
2008	12.950647	5.886488	-54.55%	0
2007	10.478821	12.950647	23.59%	0
2006*	10.000000	10.478821	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
2008	14.105288	8.096379	-42.60%	0
2007	12.685572	14.105288	11.19%	0
2006	10.851188	12.685572	16.90%	0
2005*	10.000000	10.851188	8.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.286917	7.967867	-14.20%	0
2010	8.918717	9.286917	4.13%	0
2009	6.767947	8.918717	31.78%	0
2008	11.822063	6.767947	-42.75%	0
2007	10.663710	11.822063	10.86%	0
2006*	10.000000	10.663710	6.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.981080	13.318644	-4.74%	0
2010	12.725761	13.981080	9.86%	0
2009	11.163010	12.725761	14.00%	0
2008	10.942857	11.163010	2.01%	0
2007	10.262985	10.942857	6.62%	0
2006*	10.000000	10.262985	2.63%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.267707	8.723234	-15.04%	0
2010*	10.000000	10.267707	2.68%	0

97

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
2009	8.910760	10.980713	23.23%	0
2008	13.281116	8.910760	-32.91%	0
2007	12.792019	13.281116	3.82%	0
2006	11.410606	12.792019	12.11%	0
2005	11.279264	11.410606	1.16%	0
2004	10.776514	11.279264	4.67%	0
2003*	10.000000	10.776514	7.77%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
2008	15.447606	8.845300	-42.74%	0
2007	14.022306	15.447606	10.16%	0
2006	11.383207	14.022306	23.18%	0
2005*	10.000000	11.383207	13.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
2004	10.623009	12.036965	13.31%	0
2003*	10.000000	10.623009	6.23%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0
2004	10.853357	10.483595	-3.41%	0
2003*	10.000000	10.853357	8.53%	0

98

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
2004	11.213596	12.783516	14.00%	0
2003*	10.000000	11.213596	12.14%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
2007	13.167496	12.954861	-1.61%	0
2006	11.731699	13.167496	12.24%	0
2005	11.182422	11.731699	4.91%	0
2004*	10.000000	11.182422	11.82%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
2009	7.252605	8.530108	17.61%	0
2008	11.227739	7.252605	-35.40%	0
2007	10.866790	11.227739	3.32%	0
2006*	10.000000	10.866790	8.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
2004	10.670030	11.084575	3.89%	0
2003*	10.000000	10.670030	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0

99

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
2009	7.066110	8.376153	18.54%	0
2008	10.476629	7.066110	-32.55%	0
2007	10.278608	10.476629	1.93%	0
2006*	10.000000	10.278608	2.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
2009	8.784373	9.462638	7.72%	0
2008	10.147471	8.784373	-13.43%	0
2007	10.261063	10.147471	-1.11%	0
2006*	10.000000	10.261063	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
2009	6.832432	9.292897	36.01%	0
2008	11.593301	6.832432	-41.07%	0
2007	10.556235	11.593301	9.82%	0
2006*	10.000000	10.556235	5.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
2009	5.809537	7.744145	33.30%	0
2008	10.843305	5.809537	-46.42%	0
2007	10.091049	10.843305	7.45%	0
2006*	10.000000	10.091049	0.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
2009	5.727866	7.190095	25.53%	0
2008	9.629306	5.727866	-40.52%	0
2007*	10.000000	9.629306	-3.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
2004	10.406133	11.004388	5.75%	0
2003*	10.000000	10.406133	4.06%	0

100

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.377568	11.345365	-0.28%	0
2010	10.467702	11.377568	8.69%	0
2009	7.460080	10.467702	40.32%	0
2008	10.802451	7.460080	-30.94%	0
2007	10.903657	10.802451	-0.93%	0
2006	10.262940	10.903657	6.24%	0
2005*	10.000000	10.262940	2.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
2009	6.242423	7.746398	24.09%	0
2008*	10.000000	6.242423	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
2009	7.776855	8.950313	15.09%	0
2008*	10.000000	7.776855	-21.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
2009	7.067579	8.428800	19.26%	0
2008*	10.000000	7.067579	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
2009	8.906629	9.668776	8.56%	0
2008*	10.000000	8.906629	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
2009	7.419002	8.689960	17.13%	0
2008*	10.000000	7.419002	-25.06%	0

101

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
2009	6.711001	8.159168	21.58%	0
2008*	10.000000	6.711001	-32.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
2009	8.150065	9.212263	13.03%	0
2008*	10.000000	8.150065	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
2009	9.665853	10.810218	11.84%	0
2008*	10.000000	9.665853	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
2004	11.869749	13.766075	15.98%	0
2003*	10.000000	11.869749	18.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.850267	17.033643	-25.46%	0
2010	20.469645	22.850267	11.63%	0
2009	13.035555	20.469645	57.03%	0
2008	32.188257	13.035555	-59.50%	0
2007	23.028703	32.188257	39.77%	0
2006	17.543805	23.028703	31.26%	0
2005	13.766872	17.543805	27.43%	0
2004	11.869135	13.766872	15.99%	0
2003*	10.000000	11.869135	18.69%	0

102

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
2004	9.843185	9.762819	-0.82%	0
2003*	10.000000	9.843185	-1.57%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
2004	11.314552	12.410339	9.68%	0
2003*	10.000000	11.314552	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.019159	14.751512	-13.32%	0
2010	15.642503	17.019159	8.80%	0
2009	12.559316	15.642503	24.55%	0
2008	24.234691	12.559316	-48.18%	0
2007	19.847953	24.234691	22.10%	0
2006	15.540748	19.847953	27.72%	0
2005	12.427603	15.540748	25.05%	0
2004	11.314566	12.427603	9.84%	0
2003*	10.000000	11.314566	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
2009	6.128191	7.570023	23.53%	0
2008	11.212214	6.128191	-45.34%	0
2007	10.673739	11.212214	5.04%	0
2006*	10.000000	10.673739	6.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
2008	14.235164	8.634548	-39.34%	0
2007	13.990267	14.235164	1.75%	0
2006	12.461817	13.990267	12.27%	0
2005	12.019393	12.461817	3.68%	0
2004	10.974232	12.019393	9.52%	0
2003*	10.000000	10.974232	9.74%	0

103

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
2009*	10.000000	11.331291	13.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
2009*	10.000000	11.880689	18.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
2008	10.440074	9.423659	-9.74%	0
2007	10.316621	10.440074	1.20%	0
2006	10.116112	10.316621	1.98%	0
2005	10.193861	10.116112	-0.76%	0
2004	10.141238	10.193861	0.52%	0
2003*	10.000000	10.141238	1.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
2004	10.565405	11.115884	5.21%	0
2003*	10.000000	10.565405	5.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
2008	13.432612	8.851314	-34.11%	0
2007	13.177616	13.432612	1.94%	0
2006	11.976471	13.177616	10.03%	0
2005	11.644012	11.976471	2.86%	0
2004	10.814880	11.644012	7.67%	0
2003*	10.000000	10.814880	8.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
2008	11.319020	9.236089	-18.40%	0
2007	11.134624	11.319020	1.66%	0
2006	10.690743	11.134624	4.15%	0
2005	10.651306	10.690743	0.37%	0
2004	10.348422	10.651306	2.93%	0
2003*	10.000000	10.348422	3.48%	0

104

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
2004	10.951467	12.173833	11.16%	0
2003*	10.000000	10.951467	9.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
2004	9.911733	9.597465	-3.17%	0
2003*	10.000000	9.911733	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
2004	10.182870	10.419748	2.33%	0
2003*	10.000000	10.182870	1.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.581231	7.470646	-12.94%	0
2010	7.834117	8.581231	9.54%	0
2009	5.977030	7.834117	31.07%	0
2008*	10.000000	5.977030	-40.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564975	8.512681	-19.43%	0
2010	10.365464	10.564975	1.92%	0
2009	8.311795	10.365464	24.71%	0
2008	16.126495	8.311795	-48.46%	0
2007	16.315280	16.126495	-1.16%	0
2006	13.836770	16.315280	17.91%	0
2005	12.854613	13.836770	7.64%	0
2004	11.128261	12.854613	15.51%	0
2003*	10.000000	11.128261	11.28%	0

105

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
2009	6.179649	7.562561	22.38%	0
2008*	10.000000	6.179649	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
2004	10.585805	11.531851	8.94%	0
2003*	10.000000	10.585805	5.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
2004	11.456256	12.907398	12.67%	0
2003*	10.000000	11.456256	14.56%	0

106

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
2004	11.004229	12.580378	14.32%	0
2003*	10.000000	11.004229	10.04%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
2004	10.759298	11.342138	5.42%	0
2003*	10.000000	10.759298	7.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
2009	9.679724	9.958459	2.88%	0
2008*	10.000000	9.679724	-2.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
2009*	10.000000	12.688663	26.89%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
2004	10.899337	12.300999	12.86%	0
2003*	10.000000	10.899337	8.99%	0

107

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
2009	7.835461	8.529050	8.85%	0
2008	9.423239	7.835461	-16.85%	0
2007	9.365965	9.423239	0.61%	0
2006	9.356855	9.365965	0.10%	0
2005	9.601985	9.356855	-2.55%	0
2004	9.919575	9.601985	-3.20%	0
2003*	10.000000	9.919575	-0.80%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.265439	6.904985	-4.96%	0
2010	6.323718	7.265439	14.89%	0
2009	5.363437	6.323718	17.90%	0
2008	9.226552	5.363437	-41.87%	0
2007	9.558989	9.226552	-3.48%	0
2006*	10.000000	9.558989	-4.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
2007	12.427065	12.842155	3.34%	0
2006	11.377568	12.427065	9.22%	0
2005	11.083971	11.377568	2.65%	0
2004*	10.000000	11.083971	10.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.154208	12.471655	-11.89%	0
2010	12.705971	14.154208	11.40%	0
2009	9.469454	12.705971	34.18%	0
2008	16.486328	9.469454	-42.56%	0
2007	16.144911	16.486328	2.11%	0
2006	14.280808	16.144911	13.05%	0
2005	13.001985	14.280808	9.84%	0
2004	11.356483	13.001985	14.49%	0
2003*	10.000000	11.356483	13.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
2004	11.369014	13.012802	14.46%	0
2003*	10.000000	11.356483	13.56%	0

108

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.556670	2.409747	-5.75%	0
2010	2.320939	2.556670	10.16%	0
2009	1.906341	2.320939	21.75%	0
2008	9.404149	1.906341	-79.73%	0
2007*	10.000000	9.404149	-5.96%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.693794	2.527146	-6.19%	0
2010	2.442692	2.693794	10.28%	0
2009	2.029348	2.442692	20.37%	0
2008	9.908035	2.029348	-79.52%	0
2007	10.328298	9.908035	-4.07%	0
2006*	10.000000	10.328298	3.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
2004	10.806414	11.361558	5.14%	0
2003*	10.000000	10.806414	8.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
2009	5.567228	7.336156	31.77%	0
2008	9.324018	5.567228	-40.29%	0
2007	9.828609	9.324018	-5.13%	0
2006*	10.000000	9.828609	-1.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0
2004	10.180272	11.712128	15.05%	0
2003*	10.000000	10.180272	1.80%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
2009*	10.000000	10.674876	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
2009*	10.000000	10.752914	7.53%	0

109

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.825128	-1.75%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542967	8.796907	-7.82%	0
2010	8.876197	9.542967	7.51%	0
2009	7.798789	8.876197	20.30%	0
2008	12.978145	7.798789	-39.91%	0
2007	14.357702	12.978145	-1.99%	0
2006	12.323392	14.357702	16.51%	0
2005	12.000010	12.323392	2.69%	0
2004	11.038814	12.000010	8.71%	0
2003*	10.000000	11.038814	10.39%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282766	9.154546	-10.97%	0
2010	9.310732	10.282766	10.44%	0
2009	7.739898	9.310732	20.30%	0
2008	13.045280	7.739898	-40.67%	0
2007	13.309705	13.045280	-1.99%	0
2006	11.972652	13.309705	11.17%	0
2005	11.673494	10.600292	-2.13%	0
2004	10.859942	11.673494	7.49%	0
2003*	10.000000	10.859942	8.60%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
2009	8.929413	9.404011	5.31%	0
2008	10.353252	8.929413	-13.75%	0
2007	10.223790	10.353252	1.27%	0
2006*	10.000000	10.223790	2.24%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0
2004	10.504370	11.104708	5.72%	0
2003*	10.000000	10.504370	5.04%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units

110

2011	10.062063	9.309767	-7.48%	0
2010	9.912065	10.062063	1.51%	0
2009	7.786731	9.912065	27.29%	0
2008	14.641550	7.786731	-46.82%	0
2007	13.305566	14.641550	10.04%	0
2006	11.068988	13.305566	20.21%	0
2005*	10.000000	11.068988	10.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
2004	11.622177	14.053549	20.92%	0
2003*	10.000000	11.622177	16.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
2004	11.641812	13.891560	19.32%	0
2003*	10.000000	11.641812	16.42%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
2009	8.465265	10.331189	22.04%	0
2008	14.186036	8.465265	-40.33%	0
2007	13.435466	14.186036	5.59%	0
2006	12.303147	13.435466	9.20%	0
2005	11.777448	12.303147	4.46%	0
2004	11.180941	11.777448	5.34%	0
2003*	10.000000	11.180941	11.81%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
2009*	10.000000	12.851536	28.52%	0

111

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation U nit value information for A ccumulation U nits outstanding) for contracts with no optional benefits (the minimum V ariable A ccount charge of 0.95%) and contracts with all optional benefits available on December 31, 201 1 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable A ccount charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - .95%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
2008	24.542535	18.038769	-26.50%	3,240,851
2007	17.194153	24.542535	42.74%	2,262,547
2006	14.447635	17.194153	19.01%	2,239,129
2005	11.736787	14.447635	23.10%	2,070,589
2004	10.458494	11.736787	12.22%	1,992,445
2003	9.471902	10.458494	10.42%	1,800,514
2002	9.258785	9.471902	2.30%	1,376,357
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
2008	14.209605	11.119320	-21.75%	1,793,309
2007	12.621716	14.209605	12.58%	1,333,603
2006	11.457924	12.621716	10.16%	1,508,929
2005	11.015216	11.457924	4.02%	1,718,840
2004	10.208709	11.015216	7.90%	1,886,164
2003	8.654366	10.208709	17.96%	1,724,796
2002	9.540115	8.654366	-9.28%	1,418,807
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
2008	13.573634	13.486609	-0.64%	2,709,413
2007	12.969298	13.573634	4.66%	1,895,102
2006	12.560339	12.969298	3.26%	1,408,675
2005	12.479024	12.560339	0.65%	1,506,015
2004	12.128095	12.479024	2.89%	1,646,666
2003	11.752610	12.128095	3.19%	1,722,859
2002	10.887834	7.752610	7.94%	1,546,604

112

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
2008	11.910670	7.695417	-35.39%	5,561,043
2007	10.546121	11.910670	12.94%	3,659,302
2006	9.101039	10.546121	15.88%	4,158,916
2005	8.428947	9.101039	7.97%	4,471,042
2004	7.766584	8.428947	8.53%	4,897,600
2003	6.686505	7.766584	16.15%	4,966,593
2002	8.614083	6.686505	-22.38%	4,658,236
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
2008	16.209097	10.288910	-36.52%	626,828
2007	14.021570	16.209097	15.60%	436,409
2006	12.212264	14.021570	14.82%	382,029
2005	10.907726	12.212264	11.96%	238,635
2004*	10.000000	10.907726	9.08%	130,922
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
2008	13.876307	7.401688	-46.66%	183,805
2007	9.259970	13.876307	49.85%	73,754
2006*	10.000000	9.259970	-7.40%	29,720
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
2008	21.708432	8.286647	-61.83%	669,446
2007	15.273371	21.708432	42.13%	417,463
2006	12.287089	15.273371	24.30%	341,564
2005*	10.000000	12.287089	22.87%	109,653
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
2008	11.928767	7.529470	-36.88%	6,129,775
2007	9.572816	11.928767	21.75%	4,260,050
2006	9.200918	9.572816	4.04%	4,828,577
2005	8.351160	9.200918	10.18%	5,529,745
2004	8.161335	8.351160	2.33%	6,085,193
2003	6.695716	8.161335	21.89%	5,729,311
2002	8.589350	6.695716	-22.05%	4,510,709

113

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
2008	15.574727	12.060869	-22.56%	1,375,039
2007	15.140341	15.574727	2.87%	1,038,658
2006	13.862250	15.140341	9.22%	1,068,834
2005	13.647506	13.862250	1.57%	1,055,173
2004	12.541413	13.647506	8.82%	1,103,896
2003	10.574579	12.541413	18.60%	1,010,317
2002	10.896533	10.574579	-2.95%	863,210
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
2008	18.378815	10.510806	-42.81%	416,657
2007	16.887720	18.378815	8.83%	315,422
2006	13.153656	16.887720	28.39%	286,332
2005	11.945966	13.153656	10.11%	181,105
2004*	10.000000	11.945966	19.46%	70,812
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
2008	14.704963	8.426470	-42.70%	1,473,125
2007	12.240210	14.704963	20.14%	896,200
2006	10.213807	12.240210	19.84%	916,763
2005	8.853054	10.213807	15.37%	909,815
2004	7.840387	8.853054	12.92%	957,684
2003	6.337656	7.840387	23.71%	843,562
2002	7.817619	6.337656	-18.93%	717,737
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.149951	1.50%	56,192
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.811731	14.563525	-7.89%	87,695
2010	11.333024	15.811731	39.52%	111,853
2009	8.098121	11.333024	39.95%	112,274
2008	15.733650	8.098121	-48.53%	81,187
2007	14.917517	15.733650	5.47%	59,407
2006	13.415018	14.917517	11.20%	57,292
2005	11.205120	13.415018	19.72%	45,082
2004*	10.000000	11.205120	12.05%	23,374
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
2008	13.625861	8.606807	-36.83%	293,028
2007	12.216068	13.625861	11.54%	186,995
2006	11.360798	12.216068	7.53%	143,195
2005*	10.000000	11.360798	13.61%	44,489

114

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
2008	11.140535	11.275744	1.21%	1,662,570
2007	10.751664	11.140535	3.62%	584,134
2006	10.405234	10.751664	3.33%	487,118
2005	10.249548	10.405234	1.52%	413,031
2004	10.276601	10.249548	-0.26%	357,689
2003	10.321989	10.276601	-0.44%	300,740
2002	10.303622	10.321989	0.18%	356,275
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
2008	14.577035	9.235171	-36.65%	244,356
2007	17.534744	14.577035	-16.87%	143,356
2006	13.608265	17.534744	28.85%	158,340
2005	12.395855	13.608265	9.78%	107,937
2004*	10.000000	12.395855	23.96%	44,759
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
2008	14.495825	9.492077	-34.52%	2,161,507
2007	11.768023	14.495825	23.18%	1,534,306
2006	11.013522	11.768023	6.85%	1,676,120
2005	9.483442	11.013522	16.13%	1,839,670
2004	8.236019	9.483442	15.15%	1,926,229
2003	6.373690	8.236019	29.22%	1,721,980
2002	8.465463	6.373690	-24.71%	1,319,140
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
2008	15.108568	9.102132	-39.76%	2,045,749
2007	13.437940	15.108568	12.43%	1,411,123
2006	12.913866	13.437940	4.06%	1,584,308
2005	11.549477	12.913866	11.81%	1,807,644
2004	10.202000	11.549477	13.21%	1,994,071
2003	7.586249	10.202000	34.48%	1,839,227
2002	9.793049	7.586249	-22.53%	1,582,101
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
2008	12.772647	9.345214	-26.83%	205,721
2007	13.451362	12.772647	-5.05%	159,013
2006	11.622311	13.451362	15.74%	133,631
2005	11.265957	11.622311	3.16%	118,706
2004*	10.000000	11.265957	12.66%	76,012

115

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
2008	14.916596	9.778763	-34.44%	1,418,489
2007	14.780173	14.916596	0.92%	1,186,810
2006	12.766443	14.780173	15.77%	1,296,638
2005	12.342628	12.766443	3.43%	1,513,441
2004	10.863749	12.342628	13.61%	1,608,538
2003	8.766516	10.863749	23.92%	1,372,764
2002	10.137650	8.766516	-13.53%	1,004,512

116

Maximum Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
2008	20.332669	14.491336	-28.73%	0
2007	14.691582	20.332669	38.40%	0
2006	12.729106	14.691582	15.42%	0
2005	10.662462	12.729106	19.38%	0
2004*	10.000000	10.662462	6.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
2008	12.441146	9.440201	-24.12%	0
2007	11.397827	12.441146	9.15%	0
2006	10.669104	11.397827	6.83%	0
2005	10.576246	10.669104	0.88%	0
2004*	10.000000	10.576246	5.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
2008	9.899757	9.538424	-3.65%	0
2007	9.755962	9.899757	1.47%	0
2006	9.742580	9.755962	0.14%	0
2005	9.981000	9.742580	-2.39%	0
2004*	10.000000	9.981000	-0.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
2008	13.666034	8.561498	-37.35%	0
2007	12.480257	13.666034	9.50%	0
2006	11.105476	12.480257	12.38%	0
2005	10.605582	11.105476	4.71%	0
2004*	10.000000	10.605582	6.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
2008	14.513696	8.933047	-38.45%	0
2007	12.949192	14.513696	12.08%	0
2006	11.629388	12.949192	11.35%	0
2005	10.710456	11.629388	8.58%	0
2004*	10.000000	10.710456	7.10%	0

117

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
2008	13.181974	6.817696	-48.28%	0
2007	9.072732	13.181974	45.29%	0
2006*	10.000000	9.072732	-9.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
2008	20.051131	7.421064	-62.99%	0
2007	14.550275	20.051131	37.81%	0
2006	12.069868	14.550275	20.55%	0
2005*	10.000000	12.069868	20.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
2008	13.866721	8.486988	-38.80%	0
2007	11.477348	13.866721	18.04%	0
2006	11.375106	11.477348	0.90%	0
2005	10.645983	11.375106	6.85%	0
2004*	10.000000	10.645983	6.46%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
2008	10.717731	8.048076	-24.91%	0
2007	10.745963	10.717731	-0.26%	0
2006	10.145161	10.745963	5.92%	0
2005	10.299073	10.145161	-1.49%	0
2004*	10.000000	10.299073	2.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
2008	15.763038	8.741134	-44.55%	0
2007	14.938931	15.763038	5.52%	0
2006	11.997948	14.938931	24.51%	0
2005	11.235649	11.997948	6.78%	0
2004*	10.000000	11.235649	12.36%	0

118

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
2008	16.852313	9.363787	-44.44%	0
2007	14.467934	16.852313	16.48%	0
2006	12.448637	14.467934	16.22%	0
2005	11.126034	12.448637	11.89%	0
2004*	10.000000	11.126034	11.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.747841	12.279405	-10.68%	0
2010	10.160974	13.747841	35.30%	0
2009	7.487336	10.160974	35.71%	0
2008	15.002982	7.487336	-50.09%	0
2007	14.671572	15.002982	2.26%	0
2006	13.604956	14.671572	7.84%	0
2005	11.717278	13.604956	16.11%	0
2004*	10.000000	11.717278	17.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
2008	12.585282	7.708136	-38.75%	0
2007	11.637432	12.585282	8.14%	0
2006	11.159833	11.637432	4.28%	0
2005*	10.000000	11.159833	11.60%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
2008	9.837912	9.655728	-1.85%	0
2007	9.792711	9.837912	0.46%	0
2006	9.772363	9.792711	0.21%	0
2005	9.925973	9.772363	-1.55%	0
2004*	10.000000	9.925973	-0.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
2008	12.303284	7.557382	-38.57%	0
2007	15.264811	12.303284	-19.40%	0
2006	12.215243	15.264811	24.97%	0
2005	11.473390	12.215243	6.47%	0
2004*	10.000000	11.473390	14.73%	0

119

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
2008	15.828187	10.049902	-36.51%	0
2007	13.252992	15.828187	19.43%	0
2006	12.789665	13.252992	3.62%	0
2005	11.355632	12.789665	12.63%	0
2004*	10.000000	11.355632	13.56%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
2008	13.595910	7.942010	-41.59%	0
2007	12.472321	13.595910	9.01%	0
2006	12.359408	12.472321	0.91%	0
2005	11.397607	12.359408	8.44%	0
2004*	10.000000	11.397607	13.98%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
2008	11.530446	8.180215	-29.06%	0
2007	12.524753	11.530446	-7.94%	0
2006	11.158713	12.524753	12.24%	0
2005	11.153326	11.158713	0.05%	0
2004*	10.000000	11.153326	11.53%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
2008	11.865444	7.542321	-36.43%	0
2007	12.126207	11.865444	-2.15%	0
2006	10.800173	12.126207	12.28%	0
2005	10.766757	10.800173	0.31%	0
2004*	10.000000	10.766757	7.67%	0

120

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advis o r prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a C haritable R emainder T rust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Q ualified P lans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

121

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an I ndividual R etirement A nnuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.   In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

122

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advis o r or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

123

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax

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dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

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Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse.  Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

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Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advis o r for more specific required distribution information.

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Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April

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1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

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•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 2

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 2 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035.   For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258).  For contracts that are issued through Waddell & Reed, all inquiries and requests should be made to the Service Center by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-866-221-1100.  Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 201 1 .

Services

Nationwide and Security Benefit Life (SBL) have responsibility for administration of the contracts and the Variable Account, maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.

The custodian of the assets of the variable account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements are related to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 20 11 , 20 10 and 200 9 , no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.  During the fiscal years ended December 31, 20 11 , 20 10 and 200 9 , no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  During the fiscal years ended December 31, 20 11 , 20 10 and 200 9 , no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 201 1 .  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The following Sub-Accounts were added to the Variable Account effective May 1, 2012, therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBerstein VPS Dynamic Asset Allocation Portfolio: Class B

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund: Service Shares

Invesco
•	Invesco V.I. Mid Cap Core Equity Fund: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series I
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

MFS® Variable Insurance Trust
•	MFS New Discovery Series: Service Class

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Service Class

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375
2009	6.214888	8.781806	41.30%	160,259
2008*	10.000000	6.214888	-37.85%	121,352
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
2009	11.504963	12.559712	9.17%	2,123,553
2008	11.802815	11.504963	-2.52%	2,068,283
2007	10.883351	11.802815	8.45%	1,364,541
2006	10.815767	10.883351	0.62%	1,172,362
2005	10.751209	10.815767	0.60%	1,467,998
2004	10.258243	10.751209	4.81%	1,050,182
2003*	10.000000	10.258243	2.58%	376,225

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
2004	12.575258	14.074150	11.92%	5,510,499
2003	9.814828	12.575258	28.13%	6,227,886
2002	12.289665	9.814828	-20.14%	6,377,032
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
2009	8.035950	10.343091	28.71%	369,808
2008	10.724193	8.035950	-25.07%	494,309
2007	11.083121	10.724193	-3.24%	384,408
2006*	10.000000	11.083121	10.83%	261,576
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
2008	19.746458	14.321547	-27.47%	4,275,059
2007	21.016797	19.746458	-6.04%	5,146,998
2006	17.882188	21.016797	17.53%	6,172,834
2005	17.188018	17.882188	4.04%	7,402,388
2004	15.177426	17.188018	13.25%	8,489,628
2003	11.882018	15.177426	27.73%	8,848,958
2002	13.728674	11.882018	-13.45%	8,706,954
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
2009*	10.000000	12.100570	21.01%	345,344
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554
2007	15.124914	14.882353	-1.60%	866,204
2006	13.346255	15.124914	13.33%	1,009,375
2005	12.565056	13.346255	6.22%	1,328,911
2004	10.407808	12.565056	20.73%	1,540,213
2003	7.626313	10.407808	36.47%	1,147,923
2002*	10.000000	7.626313	-23.74%	253,906

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
2004	9.969151	10.487708	5.20%	4,261,513
2003	7.987645	9.969151	24.81%	4,718,600
2002	11.349542	7.987645	-29.62%	5,328,865
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850
2004	11.992131	13.142116	9.59%	26,967,465
2003	9.431842	11.992131	27.15%	29,991,213
2002	12.265220	9.431842	-23.10%	32,543,566
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
2004	12.773575	13.290671	4.05%	4,118,795
2003	10.642941	12.773575	20.02%	4,718,834
2002	12.901502	10.642941	-17.51%	4,821,716
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
2008	19.476865	12.091747	-37.92%	5,322
2007	18.880452	19.476865	3.16%	6,126
2006	15.547645	18.880452	21.44%	6,581
2005	14.028393	15.547645	10.83%	6,800
2004	11.800187	14.028393	18.88%	6,800
2003	8.736895	11.800187	35.06%	6,056
2002	10.049505	8.736895	-13.06%	124

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
2009	7.208202	8.998722	24.84%	7,880
2008	11.661228	7.208202	-38.19%	7,987
2007	13.237727	11.661228	-11.91%	8,455
2006	12.878795	13.237727	2.79%	6,673
2005	12.289095	12.878795	4.80%	6,305
2004	11.143238	12.289095	10.28%	6,184
2003	8.542795	11.143238	30.44%	3,135
2002	10.664159	8.542795	-19.89%	1,876
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
2004	12.881356	13.220856	2.64%	7,095,885
2003	12.427549	12.881356	3.65%	8,143,242
2002	11.478449	12.427549	8.27%	7,863,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
2009	8.414756	10.347901	22.97%	286,582
2008	11.338890	8.414756	-25.79%	295,545
2007	10.537213	11.338890	7.61%	189,261
2006*	10.000000	10.537213	5.37%	27,732
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
2009	7.677586	9.792985	27.55%	181,489
2008	11.519520	7.677586	-33.35%	167,409
2007	10.557260	11.519520	9.11%	145,528
2006*	10.000000	10.557260	5.57%	68,193
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534
2009	7.145920	9.300869	30.16%	88,017
2008	11.650666	7.145920	-38.67%	102,756
2007	10.577460	11.650666	10.15%	76,760
2006*	10.000000	10.577460	5.77%	18,981

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
2008	24.517023	13.935519	-43.16%	8,493,356
2007	21.065302	24.517023	16.39%	10,666,310
2006	19.058055	21.065302	10.53%	11,648,561
2005	16.466147	19.058055	15.74%	14,043,309
2004	14.413145	16.466147	14.24%	14,587,477
2003	11.336946	14.413145	27.13%	14,658,746
2002	12.636709	11.336946	-10.29%	15,001,342
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
2009	6.122950	8.950007	46.17%	972,948
2008	13.557931	6.122950	-54.84%	1,194,207
2007	9.398800	13.557931	44.25%	994,326
2006*	10.000000	9.398800	-6.01%	396,724
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
2004	12.885834	14.183136	10.32%	18,906,340
2003	9.967020	12.855834	28.98%	19,758,595
2002	12.123397	9.967020	-17.79%	18,534,617
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
2008	13.285152	5.913466	-55.49%	1,338,453
2007	10.901275	13.285152	21.87%	1,741,744
2006	10.451486	10.901275	4.30%	2,077,078
2005	9.692526	10.451486	7.83%	2,834,579
2004	9.140227	9.692526	6.04%	3,507,744
2003	7.116855	9.140227	28.43%	4,135,611
2002	9.201903	7.116855	-22.66%	4,846,275
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
2004	12.291519	12.572083	2.28%	13,879,302
2003	9.345645	12.291519	31.52%	16,698,958
2002	13.517575	9.345645	-30.86%	17,097,622

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
2004	8.860680	9.607448	8.43%	8,889,914
2003	7.045440	8.860680	25.76%	10,624,626
2002	6.864641	7.045440	2.63%	9,076,687
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715202	12.067766	3.01%	1,178,331
2010	10.405860	11.715202	12.58%	1,420,221
2009	7.299062	10.405860	42.56%	1,794,764
2008	9.822626	7.299062	-25.69%	1,278,287
2007*	10.000000	9.822626	-1.77%	979,007
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
2009	10.828838	12.407121	14.57%	2,417,242
2008	11.311086	10.828838	-4.26%	1,740,137
2007	10.958641	11.311086	3.22%	2,001,394
2006	10.607357	10.958641	3.31%	1,586,982
2005	10.490587	10.607357	1.11%	1,351,167
2004	10.152709	10.490587	3.33%	763,425
2003*	10.000000	10.152709	1.53%	253,907
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
2009	6.771027	9.390402	38.69%	1,302,714
2008	11.300835	6.771027	-40.08%	1,209,110
2007	9.879737	11.300835	14.38%	1,166,412
2006*	10.000000	9.879737	-1.20%	590,919
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
2004	10.895150	12.247224	12.41%	2,033,030
2003	7.680997	10.895150	41.85%	2,416,526
2002	9.735184	7.680997	-21.10%	3,152,328

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.395747	12.611184	-18.09%	601,959
2010	13.753970	15.395747	11.94%	730,902
2009	10.977800	13.753970	25.29%	1,026,265
2008	19.748522	10.977800	-44.41%	1,243,059
2007	17.009083	19.748522	16.11%	1,661,370
2006	14.558529	17.009083	16.83%	1,862,957
2005	12.358880	14.558529	17.80%	2,366,689
2004	10.993637	12.358880	12.42%	2,334,274
2003	7.747856	10.993637	41.89%	1,936,492
2002*	10.000000	7.747856	-22.52%	726,014
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006
2007	15.394529	16.101307	4.59%	554,440
2006	13.375338	15.394529	15.10%	573,305
2005	13.166913	13.375338	1.58%	878,442
2004	11.661980	13.166913	12.90%	1,204,275
2003	7.461630	11.661980	56.29%	1,077,765
2002*	10.000000	7.461630	-25.38%	234,553
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
2009	7.980471	10.718361	34.31%	1,246,350
2008	11.453838	7.980471	-30.32%	1,140,138
2007	11.145580	11.453838	2.77%	1,380,236
2006*	10.000000	11.145580	11.46%	604,332
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169
2009	6.531004	8.355085	27.93%	771,258
2008	9.843856	6.531004	-33.65%	759,300
2007	10.181083	9.843856	-3.31%	616,958
2006*	10.000000	10.181083	1.81%	467,577
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
2009	6.613814	8.532754	29.01%	86,113
2008*	10.000000	6.613814	-33.86%	27,914
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.719572	10.600826	-16.66%	209,696
2010	10.927693	12.719572	16.40%	313,276
2009	6.390682	10.927693	70.99%	443,195
2008	13.632611	6.390682	-53.12%	214,545
2007	10.694898	13.632611	27.47%	626,652
2006*	10.000000	10.694898	6.95%	103,519

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
2008	18.431660	10.910929	-40.80%	0
2007	16.071862	18.431660	14.68%	0
2006	13.332710	16.071862	20.54%	0
2005	12.183825	13.332710	9.43%	0
2004	10.347742	12.183825	17.74%	0
2003	7.881371	10.347742	31.29%	0
2002*	10.000000	7.881371	-21.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721158	9.485453	-11.53%	222,224
2010	9.984556	10.721158	7.38%	254,407
2009	7.347316	9.984556	35.89%	469,094
2008	12.444502	7.347316	-40.96%	433,439
2007	10.883429	12.444502	14.34%	350,277
2006*	10.000000	10.883429	8.83%	146,244
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.139020	15.853371	-1.77%	1,177,175
2010	14.245372	16.139020	13.29%	1,274,704
2009	12.117643	14.245372	17.56%	1,127,875
2008	11.518924	12.117643	5.20%	1,280,417
2007	10.474393	11.518924	9.97%	924,915
2006*	10.000000	10.474393	4.74%	307,769
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
2008	12.547583	7.657583	-38.97%	0
2007	11.634830	12.547583	7.85%	0
2006*	10.000000	11.634830	16.35%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
2008	9.176796	5.456855	-40.54%	0
2007	10.344132	9.176796	-11.29%	0
2006*	10.000000	10.344132	3.44%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
2008	11.590356	8.357628	-27.89%	0
2007	11.035796	11.590356	5.03%	0
2006*	10.000000	11.035796	10.36%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
2008	11.628450	7.091970	-39.01%	0
2007	11.419071	11.628450	1.83%	0
2006*	10.000000	11.419071	14.19%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
2008	10.718264	7.433630	-30.65%	0
2007	10.601568	10.718264	1.10%	0
2006*	10.000000	10.601568	6.02%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
2008	11.825693	7.193633	-39.17%	0
2007	10.829485	11.825693	9.20%	0
2006*	10.000000	10.829485	8.29%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
2008	10.872144	7.703510	-29.14%	0
2007	10.776560	10.872144	0.89%	0
2006*	10.000000	10.776560	7.77%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
2008	10.848959	5.671114	-47.73%	0
2007	10.372284	10.848959	4.60%	0
2006*	10.000000	10.372284	3.72%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
2008	10.079993	6.282955	-37.67%	0
2007	10.847707	10.079993	-7.08%	0
2006*	10.000000	10.847707	8.48%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.319750	9.041019	-12.39%	5,158
2010*	10.000000	10.319750	3.20%	366

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
2009	9.886641	12.563847	27.08%	4,508
2008	14.288332	9.886641	-30.81%	4,895
2007	13.343109	14.288332	7.08%	5,340
2006	11.542802	13.343109	15.60%	3,642
2005	11.065372	11.542802	4.31%	658
2004	10.252012	11.065372	7.93%	658
2003	8.318791	10.252012	23.24%	658
2002	9.948963	8.318791	-16.39%	318
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
2008	11.852043	8.379600	-29.30%	0
2007	10.698070	11.852043	10.79%	0
2006*	10.000000	10.698070	6.98%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
2008	11.954006	6.553935	-45.17%	0
2007	12.777012	11.954006	-6.44%	0
2006*	10.000000	12.777012	27.77%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
2008	21.728168	12.831054	-40.95%	0
2007	19.122834	21.728168	13.62%	0
2006	15.055099	19.122834	27.02%	0
2005	12.888436	15.055099	16.81%	0
2004	10.493127	12.888436	22.83%	0
2003	8.208210	10.493127	27.84%	0
2002*	10.000000	8.208210	-17.92%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.148049	-8.52%	11,352
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
2009*	10.000000	22.342511	23.86%	171,698

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999
2004	6.268456	7.324540	16.85%	6,891,137
2003	5.263552	6.268456	19.09%	7,959,646
2002	6.320884	5.263552	-16.73%	9,544,525
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
2004	3.438379	3.425003	-0.39%	3,389,369
2003	2.369918	3.438379	45.08%	4,202,497
2002	4.050734	2.369918	-41.49%	5,465,944
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
2004	6.094511	7.164672	17.56%	3,714,687
2003	4.573528	6.094511	33.26%	4,577,965
2002	6.219459	4.573528	-26.46%	6,343,194
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
2007	14.287585	14.498321	1.47%	620,568
2006	12.345283	14.287585	15.73%	761,128
2005	11.412057	12.345283	8.18%	1,533,082
2004*	10.000000	11.412057	14.12%	698,497
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
2009	7.873436	9.549524	21.29%	1,455,685
2008	11.818795	7.873436	-33.38%	1,259,451
2007	11.090588	11.818795	6.57%	1,225,913
2006*	10.000000	11.090588	10.91%	1,147,324

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
2004	6.639521	7.112875	7.13%	5,486,331
2003	5.049848	6.639521	31.48%	6,450,984
2002	7.152671	5.049848	-29.40%	7,281,145
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203
2009	7.670922	9.377085	22.24%	1,088,236
2008	11.028289	7.670922	-30.44%	1,132,632
2007	10.490389	11.028289	5.13%	1,064,813
2006*	10.000000	10.490389	4.90%	440,669
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
2009	9.535719	10.592676	11.08%	777,836
2008	10.681685	9.535719	-10.73%	794,864
2007	10.472392	10.681685	2.00%	985,203
2006*	10.000000	10.472392	4.72%	436,457
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
2009	7.417275	10.403352	40.26%	793,963
2008	12.203617	7.417275	-39.22%	750,084
2007	10.773700	12.203617	13.27%	676,256
2006*	10.000000	10.773700	7.74%	378,992
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
2009	6.307117	8.669986	37.46%	1,756,831
2008	11.414370	6.307117	-44.74%	1,105,922
2007	10.299018	11.414370	10.83%	794,104
2006*	10.000000	10.299018	2.99%	388,040

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740
2009	6.030005	7.805765	29.45%	431,876
2008	9.829384	6.030005	-38.65%	343,229
2007*	10.000000	9.829384	-1.71%	148,602
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
2004	12.702877	13.852569	9.05%	4,123,229
2003	10.488660	12.702877	21.11%	4,518,441
2002	10.258387	10.488660	2.24%	3,829,969
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.542785	13.925102	2.82%	823,425
2010	12.082539	13.542785	12.09%	983,092
2009	8.350489	12.082539	44.69%	1,160,961
2008	11.725142	8.350489	-28.78%	1,012,373
2007	11.474698	11.725142	2.18%	1,113,400
2006	10.474309	11.474698	9.55%	982,241
2005*	10.000000	10.474309	4.74%	745,571
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673
2009	6.372240	8.154464	27.97%	108,871
2008*	10.000000	6.372240	-36.28%	50,137
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
2009	7.938247	9.421327	18.68%	84,820
2008*	10.000000	7.938247	-20.62%	64,965

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
2009	7.214380	8.872557	22.98%	66,814
2008*	10.000000	7.214380	-27.86%	70,150
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
2009	9.091244	10.177342	11.95%	156,907
2008*	10.000000	9.091244	-9.09%	157,876
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
2009	7.573033	9.147371	20.79%	294,696
2008*	10.000000	7.573033	-24.27%	197,967
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
2009	6.850462	8.588829	25.38%	156,624
2008*	10.000000	6.850462	-31.50%	81,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900
2009	8.319130	9.696966	16.56%	203,188
2008*	10.000000	8.319130	-16.81%	80,414
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
2009	9.866034	11.378498	15.33%	147,577
2008*	10.000000	9.866034	-1.34%	18,453
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542
2004	11.219753	13.418473	19.60%	98,883
2003	6.853997	11.219753	63.70%	172,985
2002	8.162972	6.853997	-16.04%	215,319

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.398051	22.598691	-23.13%	514,817
2010	25.538874	29.398051	15.11%	722,100
2009	15.771389	25.538874	61.93%	827,941
2008	37.758812	15.771389	-58.23%	868,769
2007	26.192444	37.758812	44.16%	1,349,728
2006	19.351540	26.192444	35.35%	1,237,117
2005	14.727346	19.351540	31.40%	1,403,508
2004	12.312811	14.727346	19.61%	916,838
2003	7.523761	12.312811	63.65%	664,957
2002*	10.000000	7.523761	-24.76%	166,114
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
2004	13.919582	14.237106	2.28%	14,035,891
2003	13.777493	13.919582	1.03%	17,539,627
2002	12.533031	13.777493	9.93%	22,330,243
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
2004	6.585740	7.449087	13.11%	44,344
2003	4.902449	6.585740	34.34%	55,034
2002	6.521536	4.902449	-24.83%	67,062
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.469112	17.401507	-10.62%	373,494
2010	17.353010	19.469112	12.19%	420,497
2009	13.510616	17.353010	28.44%	507,950
2008	25.278439	13.510616	-46.55%	509,655
2007	20.072670	25.278439	25.93%	691,997
2006	15.242174	20.072670	31.69%	590,272
2005	11.820992	15.242174	28.94%	413,972
2004	10.436447	11.820992	13.27%	173,069
2003	7.785605	10.436447	34.05%	103,801
2002*	10.000000	7.785605	-22.14%	31,496

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
2009	6.652935	8.475041	27.39%	227,221
2008	11.802629	6.652935	-43.63%	150,701
2007	10.893665	11.802629	8.34%	175,734
2006*	10.000000	10.893665	8.94%	33,638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
2008	15.822149	9.897697	-37.44%	1,031,280
2007	15.076422	15.822149	4.95%	1,057,590
2006	13.023752	15.076422	15.76%	1,131,961
2005	12.182097	13.023752	6.91%	1,166,726
2004	10.786048	12.182097	12.94%	1,135,886
2003	8.257845	10.786048	30.62%	634,705
2002*	10.000000	8.257845	-17.42%	211,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
2009*	10.000000	11.566339	15.66%	15,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158
2009*	10.000000	12.127012	21.27%	27,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
2008	12.395396	11.538170	-6.92%	1,602,433
2007	11.875877	12.395396	4.37%	1,642,331
2006	11.293349	11.875877	5.16%	1,861,688
2005	11.036413	11.293349	2.33%	2,047,715
2004	10.646939	11.036413	3.66%	2,176,847
2003	9.961441	10.646939	6.88%	2,382,516
2002*	10.000000	9.961441	-0.39%	981,020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865
2004	10.772510	11.687667	8.50%	6,577,206
2003	9.059272	10.772510	18.91%	5,250,561
2002*	10.000000	9.059272	-9.41%	2,892,694

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
2008	15.171662	10.310131	-32.04%	2,775,219
2007	14.430448	15.171662	5.14%	3,259,531
2006	12.719036	14.430448	13.46%	3,293,958
2005	11.992565	12.719036	6.06%	3,535,039
2004	10.801375	11.992565	11.03%	3,102,070
2003	8.610682	10.801375	25.44%	2,385,423
2002*	10.000000	8.610682	-13.89%	905,810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
2008	13.313383	11.203036	-15.85%	2,332,755
2007	12.697763	13.313383	4.85%	2,642,014
2006	11.823364	12.697763	7.40%	2,693,910
2005	11.423984	11.823364	3.50%	2,991,084
2004	10.763028	11.423984	6.14%	3,028,845
2003	9.557034	10.763028	12.62%	2,802,894
2002*	10.000000	9.557034	-4.43%	1,218,823
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
2004	16.324362	18.713055	14.63%	4,420,340
2003	12.239605	16.324362	33.37%	4,257,414
2002	14.589867	12.239605	-16.11%	4,053,421
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
2004	11.747216	11.730027	-0.15%	13,048,667
2003	11.786146	11.747216	-0.33%	17,177,641
2002	11.756760	11.786146	0.25%	24,651,649

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
2004	13.134781	13.860058	5.52%	3,995,743
2003	11.827658	13.134781	11.05%	3,957,845
2002	11.138320	11.827658	6.19%	4,277,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314953	8.362423	-10.23%	2,167,555
2010	8.246700	9.314953	12.95%	2,594,496
2009	6.101310	8.246700	35.16%	3,316,873
2008*	10.000000	6.101310	-38.99%	224,767
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.276989	13.524660	-16.91%	185,661
2010	15.486435	16.276989	5.10%	237,242
2009	12.041874	15.486435	28.60%	324,620
2008	22.653780	12.041874	-46.84%	605,222
2007	22.220846	22.653780	1.95%	938,855
2006	18.276200	22.220846	21.58%	1,197,308
2005	16.466217	18.276200	10.99%	921,274
2004	13.823365	16.466217	19.12%	655,449
2003*	10.000000	13.823365	38.23%	144,462
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
2009	6.308238	7.961084	26.20%	112,862
2008*	10.000000	6.308238	-36.92%	6,708

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
2004	13.127865	14.747640	12.34%	1,624,503
2003	9.871212	13.127865	32.99%	1,912,023
2002	14.938890	9.871212	-33.92%	1,723,390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
2004	18.734940	21.767078	16.18%	6,873,068
2003	12.058558	18.734940	55.37%	7,615,979
2002	16.714543	12.058558	-27.86%	7,962,445
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
2004	15.641283	18.439802	17.89%	6,174,675
2003	11.198342	15.641283	39.67%	6,522,436
2002	13.675678	11.198342	-18.11%	6,667,153

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
2004	11.109665	12.077171	8.71%	14,815,501
2003	8.796082	11.109665	26.30%	16,814,508
2002	10.745186	8.796082	-18.14%	18,383,389
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
2009	9.880242	10.482149	6.09%	838,424
2008*	10.000000	9.880242	-1.20%	53,151
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
2009*	10.000000	12.951641	29.52%	158,045
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
2004	10.112803	11.769582	16.38%	2,095,112
2003	7.767974	10.112803	30.19%	1,360,120
2002	10.476789	7.767974	-25.86%	1,157,864
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
2009	9.245267	10.377838	12.25%	737,636
2008	10.781825	9.245267	-14.25%	939,465
2007	10.390037	10.781825	3.77%	1,274,548
2006	10.066440	10.390037	3.21%	1,237,875
2005	10.018137	10.066440	0.48%	1,277,009
2004	10.036020	10.018137	-0.18%	1,174,960
2003*	10.000000	10.036020	0.36%	692,344

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.387805	8.220176	-2.00%	51,384
2010	7.079802	8.387805	18.48%	49,213
2009	5.822780	7.079802	21.59%	42,638
2008	9.712619	5.822780	-40.05%	23,613
2007	9.756048	9.712619	-0.45%	13,497
2006*	10.000000	9.756048	-2.44%	9,372
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
2007	13.484384	14.372410	6.59%	374,490
2006	11.972775	13.484384	12.63%	238,616
2005	11.311637	11.972775	5.84%	152,874
2004*	10.000000	11.311637	13.12%	22,036
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
2008	18.151705	9.795233	-46.04%	4,136,538
2007	16.055075	18.151705	13.06%	5,146,450
2006	15.015195	16.055075	6.93%	6,102,687
2005	14.423412	15.015195	4.10%	8,474,560
2004	13.617207	14.423412	5.92%	9,976,417
2003	10.498938	13.617207	29.70%	9,856,806
2002	14.492226	10.498938	-27.55%	10,196,426
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.046047	20.031402	-9.14%	1,164,910
2010	19.191598	22.046047	14.87%	1,429,443
2009	13.869768	19.191598	38.37%	1,756,847
2008	23.414057	13.869768	-40.76%	2,023,282
2007	22.230932	23.414057	5.32%	2,456,294
2006	19.070302	22.230932	16.57%	2,732,533
2005	16.838447	19.070302	13.25%	2,999,375
2004	14.262204	16.838447	18.06%	2,723,012
2003*	10.000000	14.262204	42.62%	1,896,150
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
2004	9.078658	10.715673	18.03%	4,325,376
2003	6.408618	9.078658	41.66%	5,119,547
2002	8.309444	6.408618	-22.88%	6,604,871

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.862400	2.781979	-2.81%	79,512
2010	2.519824	2.862400	13.60%	357,890
2009	2.007059	2.519824	25.55%	392,035
2008	9.599559	2.007059	-79.09%	64,690
2007*	10.000000	9.599559	-4.00%	21,084
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.110145	3.008667	-3.26%	4,076
2010	2.734844	3.110145	13.72%	8,918
2009	2.203267	2.734844	24.13%	9,717
2008	10.429741	2.203267	-78.88%	18,609
2007	10.541031	10.429741	-1.06%	45,479
2006*	10.000000	10.541031	5.41%	31,514
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
2004	10.411603	11.288216	8.42%	8,883,355
2003	8.295049	10.411603	25.52%	10,102,409
2002	10.313313	8.295049	-19.57%	10,184,577
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792
2009	6.044111	8.213490	35.89%	320,371
2008	9.815165	6.044111	-38.42%	329,096
2007	10.031176	9.815165	-2.15%	370,153
2006*	10.000000	10.031176	0.31%	216,180
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
2004	10.275350	12.190602	18.64%	5,277,532
2003	8.260023	10.275350	24.40%	6,022,109
2002	11.548911	8.260023	-28.48%	6,314,119
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
2009*	10.000000	10.896626	8.97%	168,957

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
2009*	10.000000	10.976283	9.76%	562,159
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
2008	11.126839	10.246955	-7.91%	0
2007	10.153242	11.126839	9.59%	0
2006*	10.000000	10.153242	1.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
2008	11.201860	11.622341	3.75%	0
2007	10.400566	11.201860	7.70%	0
2006*	10.000000	10.400566	4.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.027535	0.28%	219,086
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
2008	11.354550	6.380097	-43.81%	0
2007	11.025484	11.354550	2.98%	0
2006*	10.000000	11.025484	10.25%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625453	10.100117	-4.94%	23,646
2010	9.583968	10.625453	10.87%	34,372
2009	8.165616	9.583968	17.37%	46,527
2008	13.175748	8.165616	-38.03%	64,167
2007	14.132268	13.175748	-6.77%	78,272
2006	11.763706	14.132268	20.13%	79,577
2005	11.109146	11.763706	5.89%	83,214
2004	9.909926	11.109146	12.10%	92,315
2003	8.093319	9.909926	22.45%	78,156
2002	10.168487	8.093319	-20.41%	39,162

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.600665	10.649920	-8.20%	9,208
2010	10.186273	11.600665	13.89%	10,478
2009	8.211211	10.186273	24.05%	15,818
2008	13.419392	8.211211	-38.81%	15,725
2007	13.274409	13.419392	1.09%	14,738
2006	11.580298	13.274409	14.63%	16,474
2005	10.949991	11.580298	5.76%	16,862
2004	9.878421	10.949991	10.85%	18,827
2003	7.948282	9.878421	24.28%	13,275
2002	10.190488	7.948282	-22.00%	8,489
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276
2009	9.693185	10.527112	8.60%	160,088
2008	10.898298	9.693185	-11.06%	298,563
2007	10.434386	10.898298	4.45%	304,666
2006*	10.000000	10.434386	4.34%	90,211
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
2004	15.624194	17.032956	9.02%	790,594
2003	12.336461	15.624194	26.65%	1,196,261
2002	11.403171	12.336461	8.18%	1,152,068
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.942223	13.301987	-4.59%	0
2010	13.318920	13.942223	4.68%	0
2009	10.146129	13.318920	31.27%	0
2008	18.498754	10.146129	-45.15%	0
2007	16.299078	18.498754	13.50%	0
2006	13.149887	16.299078	23.95%	0
2005	11.952667	13.149887	10.02%	0
2004	10.279812	11.952667	16.27%	0
2003	8.145121	10.279812	26.21%	0
2002*	10.000000	8.145121	-18.55%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172
2004	9.384754	11.702352	24.70%	1,187,751
2003	6.144858	9.384754	52.73%	1,937,337
2002	6.389225	6.144858	-3.82%	2,177,354
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
2004	9.941176	12.232540	23.05%	891,024
2003	6.931923	9.941176	43.41%	1,345,636
2002	7.202559	6.931923	-3.76%	802,424
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
2009	8.817241	11.096887	25.85%	35,961
2008	14.327086	8.817241	-38.46%	48,976
2007	13.155968	14.327086	8.90%	53,869
2006	11.683398	13.155968	12.60%	39,739
2005	10.846475	11.683398	7.72%	39,541
2004	9.985330	10.846475	8.62%	54,975
2003	7.469134	9.985330	33.69%	65,352
2002	9.850083	7.469134	-24.17%	70,740
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344
2009*	10.000000	13.117881	31.18%	189,445

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.996448	9.948060	-9.53%	57,694
2010	8.774401	10.996448	25.32%	64,817
2009	6.212785	8.774401	41.23%	29,499
2008*	10.000000	6.212785	-37.87%	23,245
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.026694	14.411503	10.63%	526,493
2010	12.517472	13.026694	4.07%	435,430
2009	11.472061	12.517472	9.11%	483,528
2008	11.775007	11.472061	-2.57%	544,881
2007	10.863225	11.775007	8.39%	403,250
2006	10.801203	10.863225	0.57%	315,130
2005	10.742140	10.801203	0.55%	481,066
2004	10.254768	10.742140	4.75%	402,445
2003*	10.000000	10.254768	2.55%	126,658
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.253017	14.549914	2.08%	479,362
2010	12.612643	14.253017	13.01%	583,223
2009	10.787804	12.612643	16.92%	691,814
2008	16.658540	10.787804	-35.24%	854,239
2007	16.839075	16.658540	-1.07%	1,144,486
2006	14.526481	16.839075	15.92%	1,346,985
2005	14.023379	14.526481	3.59%	1,952,144
2004	12.536211	14.023379	11.86%	2,450,268
2003	9.789295	12.536211	28.06%	2,870,227
2002	12.263892	9.789295	-20.18%	2,995,603
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.179449	14.089025	-12.92%	0
2010	14.425245	16.179449	12.16%	0
2009	10.892961	14.425245	32.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188624	11.983301	-1.68%	136,489
2010	10.323940	12.188624	18.06%	73,158
2009	8.025125	10.323940	28.65%	109,099
2008	10.715161	8.025125	-25.10%	118,703
2007	11.079409	10.715161	-3.29%	81,270
2006*	10.000000	11.079409	10.79%	45,763
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.975946	18.977164	0.01%	0
2010	16.899159	18.975946	12.29%	0
2009	14.241082	16.899159	18.66%	983,561
2008	19.645444	14.241082	-27.51%	1,311,298
2007	20.919910	19.645444	-6.09%	1,669,247
2006	17.808703	20.919910	17.47%	1,874,590
2005	17.125994	17.808703	3.99%	2,354,168
2004	15.130293	17.125994	13.19%	2,790,819
2003	11.851086	15.130293	27.67%	2,731,753
2002	13.699855	11.851086	-13.49%	2,839,015

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.144517	12.539643	-4.60%	223,472
2010	12.096493	13.144517	8.66%	165,795
2009*	10.000000	12.096493	20.96%	117,603
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.649449	15.580463	-0.44%	155,069
2010	12.562820	15.649449	24.57%	165,962
2009	10.149615	12.562820	23.78%	168,047
2008	14.839817	10.149615	-31.61%	214,304
2007	15.089343	14.839817	-1.65%	231,924
2006	13.321570	15.089343	13.27%	303,406
2005	12.548120	13.321570	6.16%	506,093
2004	10.399033	12.548120	20.67%	555,226
2003	7.623726	10.399033	36.40%	401,148
2002*	10.000000	7.623726	-23.76%	153,935
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.083213	12.070442	-0.11%	504,512
2010	10.630246	12.083213	13.67%	577,818
2009	8.027789	10.630246	32.42%	686,216
2008	12.365924	8.027789	-35.08%	793,779
2007	11.589240	12.365924	6.70%	1,019,742
2006	10.719703	11.589240	8.11%	1,085,958
2005	10.449855	10.719703	2.58%	1,506,662
2004	9.938178	10.449855	5.15%	1,942,013
2003	7.966842	9.938178	24.74%	2,243,173
2002	11.325725	7.966842	-29.66%	2,657,956
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.308870	14.432061	0.86%	3,100,298
2010	12.585815	14.308870	13.69%	3,684,003
2009	10.062942	12.585815	25.07%	4,275,483
2008	16.170834	10.062942	-37.77%	4,958,666
2007	15.519465	16.170834	4.20%	6,447,089
2006	13.572349	15.519465	14.35%	7,694,863
2005	13.094715	13.572349	3.65%	10,616,419
2004	11.954903	13.094715	9.53%	13,496,489
2003	9.407303	11.954903	27.08%	15,114,884
2002	12.239498	9.407303	-23.14%	16,917,560
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.168539	17.449767	7.92%	528,060
2010	14.162455	16.168539	14.16%	518,234
2009	11.672356	14.162455	21.33%	533,451
2008	16.736097	11.672356	-30.26%	653,525
2007	15.780520	16.736097	6.06%	773,701
2006	13.684628	15.780520	15.32%	1,007,219
2005	13.242717	13.684628	3.34%	1,470,508
2004	12.733910	13.242717	4.00%	1,826,632
2003	10.615251	12.733910	19.96%	2,058,355
2002	12.874440	10.615251	-17.55%	2,344,733

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.155208	13.038111	-19.29%	0
2010	15.622319	16.155208	3.41%	0
2009	12.048329	15.622319	29.66%	0
2008	19.416758	12.048329	-37.95%	0
2007	18.831744	19.416758	3.11%	0
2006	15.515346	18.831744	21.37%	0
2005	14.006284	15.515346	10.77%	0
2004	11.787546	14.006284	18.82%	0
2003	8.731939	11.787546	34.99%	0
2002	10.048880	8.731939	-13.11%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636020	9.924849	-14.71%	0
2010	8.961873	11.636020	29.84%	0
2009	7.182300	8.961873	24.78%	0
2008	11.625206	7.182300	-38.22%	0
2007	13.203552	11.625206	-11.95%	0
2006	12.852026	13.203552	2.74%	0
2005	12.269723	12.852026	4.75%	0
2004	11.131289	12.269723	10.23%	0
2003	8.537944	11.131289	30.37%	0
2002	10.663497	8.537944	-19.93%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.719227	16.928626	1.25%	507,129
2010	15.564423	16.719227	7.42%	615,786
2009	13.054027	15.564423	19.23%	701,991
2008	14.222387	13.054027	-8.21%	857,243
2007	13.632875	14.222387	4.32%	1,037,914
2006	13.220974	13.632875	3.12%	1,023,348
2005	13.183107	13.220974	0.29%	1,412,515
2004	12.851070	13.183107	2.58%	1,747,328
2003	12.404594	12.851070	3.60%	2,281,340
2002	11.463034	12.404594	8.21%	2,829,492
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.527901	11.380433	-1.28%	102,392
2010	10.328728	11.527901	11.61%	143,575
2009	8.403407	10.328728	22.91%	103,132
2008	11.329331	8.403407	-25.83%	99,152
2007	10.533685	11.329331	7.55%	146,374
2006*	10.000000	10.533685	5.34%	21,141
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082298	10.848307	-2.11%	119,934
2010	9.774839	11.082298	13.38%	123,519
2009	7.667234	9.774839	27.49%	116,725
2008	11.509817	7.667234	-33.39%	97,946
2007	10.553721	11.509817	9.06%	87,126
2006*	10.000000	10.553721	5.54%	50,301

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.661357	10.270382	-3.67%	206,459
2010	9.283635	10.661357	14.84%	128,030
2009	7.136287	9.283635	30.09%	28,615
2008	11.640855	7.136287	-38.70%	26,561
2007	10.573911	11.640855	10.09%	21,876
2006*	10.000000	10.573911	5.74%	8,880
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.577664	20.799007	-3.61%	0
2010	18.611361	21.577664	15.94%	0
2009	13.857191	18.611361	34.31%	2,968,741
2008	24.391589	13.857191	-43.19%	3,493,872
2007	20.968174	24.391589	16.33%	4,485,053
2006	18.979726	20.968174	10.48%	4,835,676
2005	16.406738	18.979726	15.68%	6,196,999
2004	14.368409	16.406738	14.19%	6,913,508
2003	11.307460	14.368409	27.07%	7,000,416
2002	12.610214	11.307460	-10.33%	7,425,811
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538412	9.890772	-6.15%	271,480
2010	8.933420	10.538412	17.97%	341,135
2009	6.114694	8.933420	46.10%	301,375
2008	13.546513	6.114694	-54.86%	390,627
2007	9.395652	13.546513	44.18%	546,033
2006*	10.000000	9.395652	-6.04%	115,774
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.692756	14.671056	-0.15%	2,155,634
2010	12.895417	14.692756	13.94%	2,489,316
2009	10.017338	12.895417	28.73%	2,917,312
2008	17.660570	10.017338	-43.28%	3,432,166
2007	17.590563	17.660570	0.40%	4,389,580
2006	14.796614	17.590563	18.88%	5,028,447
2005	14.131964	14.796614	4.70%	6,662,805
2004	12.815915	14.131964	10.27%	8,123,703
2003	9.941078	12.815915	28.92%	8,648,735
2002	12.097973	9.941078	-17.83%	9,117,274
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384689	10.505213	1.16%	0
2010	8.482944	10.384689	22.42%	0
2009	5.880224	8.482944	44.26%	635,595
2008	13.217187	5.880224	-55.51%	729,057
2007	10.851008	13.217187	21.81%	930,989
2006	10.408536	10.851008	4.25%	1,263,600
2005	9.657548	10.408536	7.78%	1,849,771
2004	9.111830	9.657548	5.99%	2,361,921
2003	7.098321	9.111830	28.37%	2,732,023
2002	9.182583	7.098321	-22.70%	3,192,682

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.156321	14.034839	-0.86%	1,953,914
2010	11.526370	14.156321	22.82%	2,325,910
2009	9.085429	11.526370	26.87%	2,629,472
2008	17.392554	9.085429	-47.76%	3,049,496
2007	13.848111	17.392554	25.60%	4,070,351
2006	13.105363	13.848111	5.67%	4,364,339
2005	12.526711	13.105363	4.62%	6,002,949
2004	12.253351	12.526711	2.23%	7,568,803
2003	9.321332	12.253351	31.45%	8,725,871
2002	13.489243	9.321332	-30.90%	9,566,665
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.928451	13.301930	2.89%	573,768
2010	11.476637	12.928451	12.65%	721,426
2009	8.062994	11.476637	42.34%	891,311
2008	10.868496	8.062994	-25.81%	1,096,674
2007	10.694770	10.868496	1.62%	1,460,877
2006	9.716431	10.694770	10.07%	2,119,735
2005	9.572782	9.716431	1.50%	2,830,993
2004	8.833169	9.572782	8.37%	3,639,389
2003	7.027108	8.833169	25.70%	4,258,942
2002	6.850243	7.027108	2.58%	3,788,341
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.693503	12.039356	2.96%	261,855
2010	10.391837	11.693503	12.53%	347,370
2009	7.292899	10.391837	42.49%	375,504
2008	9.819301	7.292899	-25.73%	287,147
2007*	10.000000	9.819301	-1.81%	244,462
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.181865	13.991130	6.14%	422,486
2010	12.365423	13.181865	6.60%	528,011
2009	10.797887	12.365423	14.52%	538,021
2008	11.284455	10.797887	-4.31%	447,820
2007	10.938388	11.284455	3.16%	525,875
2006	10.593078	10.938388	3.26%	514,556
2005	10.481756	10.593078	1.06%	548,122
2004	10.149287	10.481756	3.28%	449,880
2003*	10.000000	10.149287	1.49%	163,066
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.942772	10.556458	-11.61%	388,311
2010	9.372999	11.942772	27.42%	647,950
2009	6.761895	9.372999	38.61%	486,143
2008	11.291310	6.761895	-40.11%	403,373
2007	9.876427	11.291310	14.33%	383,272
2006*	10.000000	9.876427	-1.24%	145,726

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.153734	12.417831	-18.05%	251,311
2010	13.546674	15.153734	11.86%	310,435
2009	10.822284	13.546674	25.17%	358,898
2008	19.474104	10.822284	-44.43%	426,685
2007	16.783900	19.474104	16.03%	527,047
2006	14.373381	16.783900	16.77%	549,360
2005	12.203033	14.373381	17.79%	718,538
2004	10.861317	12.203033	12.35%	869,403
2003	7.661004	10.861317	41.77%	990,415
2002	9.714760	7.661004	-21.14%	1,212,325
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.328458	12.549726	-18.13%	193,627
2010	13.700772	15.328458	11.88%	223,155
2009	10.940871	13.700772	25.23%	279,552
2008	19.692040	10.940871	-44.44%	321,053
2007	16.969056	19.692040	16.05%	440,715
2006	14.531594	16.969056	16.77%	467,564
2005	12.342228	14.531594	17.74%	518,167
2004	10.984372	12.342228	12.36%	521,771
2003	7.745225	10.984372	41.82%	420,497
2002*	10.000000	7.745225	-22.55%	171,279
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.138605	13.661389	-9.76%	90,570
2010	12.092427	15.138605	25.19%	119,808
2009	7.760370	12.092427	55.82%	126,956
2008	16.055325	7.760370	-51.66%	129,902
2007	15.358362	16.055325	4.54%	211,371
2006	13.350636	15.358362	15.04%	175,415
2005	13.149209	13.350636	1.53%	286,693
2004	11.652170	13.149209	12.85%	419,187
2003	7.459102	11.652170	56.21%	350,248
2002*	10.000000	7.459102	-25.41%	42,313
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.933820	12.096411	1.36%	414,307
2010	10.698512	11.933820	11.55%	426,619
2009	7.969709	10.698512	34.24%	460,354
2008	11.444186	7.969709	-30.36%	424,860
2007	11.141844	11.444186	2.71%	617,012
2006*	10.000000	11.141844	11.42%	285,895
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586383	10.086639	-4.72%	148,314
2010	8.339615	10.586383	26.94%	221,555
2009	6.522202	8.339615	27.87%	241,653
2008	9.835570	6.522202	-33.69%	220,866
2007	10.177674	9.835570	-3.36%	188,883
2006*	10.000000	10.177674	1.78%	111,053

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.305820	9.070900	-2.52%	68,180
2010	8.525575	9.305820	9.15%	47,102
2009	6.611583	8.525575	28.95%	23,733
2008*	10.000000	6.611583	-33.88%	14,415
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.689619	10.570529	-16.70%	94,997
2010	10.907452	12.689619	16.34%	131,446
2009	6.382061	10.907452	70.91%	202,643
2008	13.621122	6.382061	-53.15%	116,679
2007	10.691309	13.621122	27.40%	241,199
2006*	10.000000	10.691309	6.91%	43,686
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.907609	14.103886	-11.34%	0
2010	14.785531	15.907609	7.59%	0
2009	10.874258	14.785531	35.97%	0
2008	18.379021	10.874258	-40.83%	0
2007	16.034102	18.379021	14.62%	0
2006	13.308085	16.034102	20.48%	0
2005	12.167441	13.308085	9.37%	0
2004	10.339038	12.167441	17.68%	0
2003	7.878707	10.339038	31.23%	0
2002*	10.000000	7.878707	-21.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695918	9.458353	-11.57%	98,963
2010	9.966076	10.695918	7.32%	102,929
2009	7.337424	9.966076	35.83%	102,132
2008	12.434025	7.337424	-40.99%	142,360
2007	10.879792	12.434025	14.29%	125,613
2006*	10.000000	10.879792	8.80%	49,490
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.101018	15.808072	-1.82%	358,905
2010	14.219006	16.101018	13.24%	370,335
2009	12.101330	14.219006	17.50%	356,364
2008	11.509223	12.101330	5.14%	364,770
2007	10.470883	11.509223	9.92%	320,817
2006*	10.000000	10.470883	4.71%	66,236
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.382387	8.654107	-16.65%	0
2010	9.064980	10.382387	14.53%	0
2009	7.647681	9.064980	18.53%	0
2008	12.537709	7.647681	-39.00%	0
2007	11.631564	12.537709	7.79%	0
2006*	10.000000	11.631564	16.32%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.548458	9.044186	-5.28%	0
2010	7.767176	9.548458	22.93%	0
2009	5.449793	7.767176	42.52%	0
2008	9.169554	5.449793	-40.57%	0
2007	10.341230	9.169554	-11.33%	0
2006*	10.000000	10.341230	3.41%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.362866	11.323016	-0.35%	0
2010	10.381151	11.362866	9.46%	0
2009	8.346817	10.381151	24.37%	0
2008	11.581225	8.346817	-27.93%	0
2007	11.032696	11.581225	4.97%	0
2006*	10.000000	11.032696	10.33%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767455	10.196686	-5.30%	0
2010	9.326550	10.767455	15.45%	0
2009	7.082789	9.326550	31.68%	0
2008	11.619283	7.082789	-39.04%	0
2007	11.415865	11.619283	1.78%	0
2006*	10.000000	11.415865	14.16%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.509589	14.359514	-1.03%	0
2010	12.696801	14.509589	14.28%	0
2009	7.424014	12.696801	71.02%	0
2008	10.709817	7.424014	-30.68%	0
2007	10.598587	10.709817	1.05%	0
2006*	10.000000	10.598587	5.99%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.382751	12.638651	-5.56%	0
2010	11.090684	13.382751	20.67%	0
2009	7.184333	11.090684	54.37%	0
2008	11.816368	7.184333	-39.20%	0
2007	10.826451	11.816368	9.14%	0
2006*	10.000000	10.826451	8.26%	0

Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784412	11.708263	-8.42%	0
2010	10.962322	12.784412	16.62%	0
2009	7.693538	10.962322	42.49%	0
2008	10.863570	7.693538	-29.18%	0
2007	10.773533	10.863570	0.84%	0
2006*	10.000000	10.773533	7.74%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.763610	9.476811	-2.94%	0
2010	7.580604	9.763610	28.80%	0
2009	5.663781	7.580604	33.84%	0
2008	10.840409	5.663781	-47.75%	0
2007	10.369376	10.840409	4.54%	0
2006*	10.000000	10.369376	3.69%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561356	9.056854	-5.28%	0
2010	8.279519	9.561356	15.48%	0
2009	6.274812	8.279519	31.95%	0
2008	10.072035	6.274812	-37.70%	0
2007	10.844656	10.072035	-7.12%	0
2006*	10.000000	10.844656	8.45%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318891	9.035708	-12.44%	214
2010*	10.000000	10.318891	3.19%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.294578	11.080003	-1.90%	2,049
2010*	10.000000	11.294578	12.95%	1,319
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.571016	13.427092	-1.06%	0
2010	12.512407	13.571016	8.46%	0
2009	9.851133	12.512407	27.01%	0
2008	14.244219	9.851133	-30.84%	0
2007	13.308664	14.244219	7.03%	0
2006	11.518800	13.308664	15.54%	0
2005	11.047927	11.518800	4.26%	0
2004	10.241019	11.047927	7.88%	0
2003	8.314072	10.241019	23.18%	0
2002	9.948348	8.314072	-16.43%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026473	11.347608	2.91%	0
2010	10.577912	11.026473	4.24%	0
2009	8.368756	10.577912	26.40%	0
2008	11.842707	8.368756	-29.33%	0
2007	10.695063	11.842707	10.73%	0
2006*	10.000000	10.695063	6.95%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.915507	9.177594	-7.44%	0
2010	8.522965	9.915507	16.34%	0
2009	6.545457	8.522965	30.21%	0
2008	11.944580	6.545457	-45.20%	0
2007	12.773423	11.944580	-6.49%	0
2006*	10.000000	12.773423	27.73%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.131046	17.663283	-7.67%	0
2010	17.121761	19.131046	11.74%	0
2009	12.787923	17.121761	33.89%	0
2008	21.666092	12.787923	-40.98%	0
2007	19.077892	21.666092	13.57%	0
2006	15.027274	19.077892	26.96%	0
2005	12.871081	15.027274	16.75%	0
2004	10.484286	12.871081	22.77%	0
2003	8.205436	10.484286	27.77%	0
2002*	10.000000	8.205436	-17.95%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.144944	-8.55%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.928189	21.982347	-8.13%	124,982
2010	22.240360	23.928189	7.59%	153,502
2009*	10.000000	22.240360	23.80%	126,896
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.994720	9.208092	-7.87%	1,522,206
2010	9.481315	9.994720	5.41%	1,953,262
2009	6.558955	9.481315	44.56%	2,328,469
2008	11.896746	6.558955	-44.87%	2,549,482
2007	8.795360	11.896746	35.26%	3,093,642
2006	8.141733	8.795360	8.03%	2,157,238
2005	7.306322	8.141733	11.43%	2,827,506
2004	6.256030	7.306322	16.79%	3,172,450
2003	5.255761	6.256030	19.03%	3,640,228
2002	6.314727	5.255761	-16.77%	4,273,166
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.148743	4.656048	-9.57%	755,557
2010	4.180760	5.148743	23.15%	913,296
2009	2.691581	4.180760	55.33%	1,077,243
2008	4.852573	2.691581	-44.53%	1,248,915
2007	4.027873	4.852573	20.47%	1,548,171
2006	3.773088	4.027873	6.75%	1,157,786
2005	3.416478	3.773088	10.44%	1,429,342
2004	3.431558	3.416478	-0.44%	1,787,007
2003	2.366402	3.431558	45.01%	2,176,270
2002	4.046784	2.366402	-41.52%	2,865,077
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.822175	11.938394	-33.01%	730,101
2010	14.399656	17.822175	23.77%	932,718
2009	8.122484	14.399656	77.28%	1,122,755
2008	17.175015	8.122484	-52.71%	1,336,905
2007	13.552236	17.175015	26.73%	1,699,760
2006	9.335587	13.552236	45.17%	1,304,120
2005	7.146874	9.335587	30.62%	1,570,542
2004	6.082448	7.146874	17.50%	1,898,090
2003	4.566775	6.082448	33.19%	2,275,085
2002	6.213405	4.566775	-26.50%	2,880,999

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.669565	14.836997	1.14%	94,318
2010	12.002553	14.669565	22.22%	102,555
2009	9.569106	12.002553	25.43%	113,353
2008	14.471561	9.569106	-33.88%	132,619
2007	14.268453	14.471561	1.42%	198,592
2006	12.334961	14.268453	15.67%	285,050
2005	11.408253	12.334961	8.12%	545,470
2004*	10.000000	11.408253	14.08%	230,688
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495001	10.341809	-1.46%	277,144
2010	9.531844	10.495001	10.10%	308,071
2009	7.862824	9.531844	21.23%	341,367
2008	11.808856	7.862824	-33.42%	285,159
2007	11.086887	11.808856	6.51%	301,282
2006*	10.000000	11.086887	10.87%	92,025
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771336	10.474326	-2.76%	23,696
2010*	10.000000	10.771336	7.71%	2,359
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.798548	8.650585	-1.68%	683,061
2010	7.452885	8.798548	18.06%	749,830
2009	5.640263	7.452885	32.14%	851,479
2008	9.295126	5.640263	-39.32%	971,737
2007	7.854422	9.295126	18.34%	1,329,510
2006	7.472633	7.854422	5.11%	1,657,027
2005	7.087194	7.472633	5.44%	2,349,653
2004	6.618891	7.087194	7.08%	2,959,367
2003	5.036691	6.618891	31.41%	3,496,627
2002	7.137655	5.036691	-29.43%	3,884,367
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.019351	13.969203	-0.36%	1,062,742
2010	12.480511	14.019351	12.33%	1,200,793
2009*	10.000000	12.480511	24.81%	154
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.379712	10.371606	-0.08%	327,554
2010	9.359712	10.379712	10.90%	385,636
2009	7.660582	9.359712	22.18%	438,526
2008	11.019006	7.660582	-30.48%	380,554
2007	10.486878	11.019006	5.07%	430,339
2006*	10.000000	10.486878	4.87%	197,809

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094374	11.612405	4.67%	174,624
2010	10.573078	11.094374	4.93%	226,763
2009	9.522883	10.573078	11.03%	267,841
2008	10.672698	9.522883	-10.77%	239,515
2007	10.468894	10.672698	1.95%	247,702
2006*	10.000000	10.468894	4.69%	35,030
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.442002	10.273265	-10.21%	173,277
2010	10.384069	11.442002	10.19%	212,254
2009	7.407273	10.384069	40.19%	203,058
2008	12.193335	7.407273	-39.25%	168,088
2007	10.770088	12.193335	13.21%	222,878
2006*	10.000000	10.770088	7.70%	88,212
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.126149	9.555100	-5.64%	321,124
2010	8.653939	10.126149	17.01%	337,896
2009	6.298622	8.653939	37.39%	308,661
2008	11.404764	6.298622	-44.77%	323,726
2007	10.295571	11.404764	10.77%	245,140
2006*	10.000000	10.295571	2.96%	128,851
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.564328	8.289310	-3.21%	129,510
2010	7.795247	8.564328	9.87%	174,047
2009	6.024918	7.795247	29.38%	184,271
2008	9.826071	6.024918	-38.68%	137,893
2007*	10.000000	9.826071	-1.74%	39,699
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.054198	18.556425	2.78%	211,210
2010	16.116472	18.054198	12.02%	258,006
2009	11.150260	16.116472	44.54%	309,733
2008	15.640680	11.150260	-28.71%	366,391
2007	15.319332	15.640680	2.10%	552,427
2006	13.990224	15.319332	9.50%	693,422
2005	13.802601	13.990224	1.36%	1,022,539
2004	12.663438	13.802601	9.00%	1,645,594
2003	10.461368	12.663438	21.05%	1,632,293
2002	10.236873	10.461368	2.19%	1,545,440
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.504073	13.878320	2.77%	211,078
2010	12.054101	13.504073	12.03%	330,769
2009	8.335043	12.054101	44.62%	349,320
2008	11.709381	8.335043	-28.82%	242,281
2007	11.465088	11.709381	2.13%	315,007
2006	10.470805	11.465088	9.50%	235,472
2005*	10.000000	10.470805	4.71%	164,733

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.921607	7.806336	-12.50%	1,366,971
2010	7.795091	8.921607	14.45%	1,581,213
2009	5.147620	7.795091	51.43%	1,952,800
2008*	10.000000	5.147620	-48.52%	2,852
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.777336	9.371977	-4.15%	21,816
2010	7.991581	9.777336	22.35%	63,821
2009	6.137019	7.991581	30.22%	73,257
2008*	10.000000	6.137019	-38.63%	95,471
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.272542	8.594467	-7.31%	36,896
2010	8.147615	9.272542	13.81%	41,574
2009	6.370094	8.147615	27.90%	17,936
2008*	10.000000	6.370094	-36.30%	3,577
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289034	10.049334	-2.33%	101,948
2010	9.413391	10.289034	9.30%	80,385
2009	7.935567	9.413391	18.62%	55,683
2008*	10.000000	7.935567	-20.64%	14,975
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.863782	9.428661	-4.41%	58,852
2010	8.865084	9.863782	11.27%	61,452
2009	7.211945	8.865084	22.92%	47,633
2008*	10.000000	7.211945	-27.88%	33,367
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.751710	10.794592	0.40%	145,153
2010	10.168779	10.751710	5.73%	75,469
2009	9.088186	10.168779	11.89%	24,123
2008*	10.000000	9.088186	-9.12%	8,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.077149	9.743861	-3.31%	322,090
2010	9.139671	10.077149	10.26%	341,150
2009	7.570476	9.139671	20.73%	141,744
2008*	10.000000	7.570476	-24.30%	66,202
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.626676	9.085382	-5.62%	106,992
2010	8.581591	9.626676	12.18%	96,522
2009	6.848144	8.581591	25.31%	69,030
2008*	10.000000	6.848144	-31.52%	24,389

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.458440	10.326071	-1.27%	70,440
2010	9.688810	10.458440	7.94%	69,966
2009	8.316322	9.688810	16.50%	53,589
2008*	10.000000	8.316322	-16.84%	52,385
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.275945	11.899687	5.53%	146,106
2010	10.639092	11.275945	5.99%	120,907
2009	9.878777	10.639092	7.70%	68,307
2008*	10.000000	9.878777	-1.21%	16,291
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.168531	12.775706	4.99%	38,418
2010	11.368954	12.168531	7.03%	26,685
2009	9.862726	11.368954	15.27%	21,123
2008*	10.000000	9.862726	-1.37%	3,181
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.669521	20.495524	-23.15%	7,711
2010	23.187976	26.669521	15.01%	7,963
2009	14.341806	23.187976	61.68%	10,956
2008	34.298499	14.341806	-58.19%	14,121
2007	23.799153	34.298499	44.12%	16,492
2006	17.582723	23.799153	35.36%	12,099
2005	13.389725	17.582723	31.32%	16,103
2004	11.201364	13.389725	19.54%	21,534
2003	6.846219	11.201364	63.61%	27,984
2002	8.157826	6.846219	-16.08%	49,152
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.269661	22.488642	-23.17%	133,876
2010	25.440157	29.269661	15.05%	213,486
2009	15.718354	25.440157	61.85%	248,226
2008	37.650938	15.718354	-58.25%	229,921
2007	26.130865	37.650938	44.09%	519,291
2006	19.315765	26.130865	35.28%	407,016
2005	14.707517	19.315765	31.33%	487,297
2004	12.302442	14.707517	19.55%	276,184
2003	7.521210	12.302442	63.57%	393,011
2002*	10.000000	7.521210	-24.79%	212,742
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.701549	18.796444	6.19%	1,530,773
2010	17.064370	17.701549	3.73%	1,961,338
2009	16.785473	17.064370	1.66%	2,267,115
2008	15.739986	16.785473	6.64%	2,951,154
2007	14.837702	15.739986	6.08%	3,214,100
2006	14.502600	14.837702	2.31%	3,497,311
2005	14.185741	14.502600	2.23%	4,902,715
2004	13.876358	14.185741	2.23%	6,052,656
2003	13.741648	13.876358	0.98%	7,772,397
2002	12.506739	13.741648	9.87%	10,709,538

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.212830	10.910279	-10.67%	96,838
2010	10.888897	12.212830	12.16%	848
2009	8.478787	10.888897	28.43%	1,311
2008	15.876860	8.478787	-46.60%	2,073
2007	12.613910	15.876860	25.87%	1,778
2006	9.582158	12.613910	31.64%	2,178
2005	7.433132	9.582158	28.91%	5,300
2004	6.574949	7.433132	13.05%	8,208
2003	4.896891	6.574949	34.27%	11,284
2002	6.517435	4.896891	-24.86%	11,290
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.384109	17.316792	-10.67%	158,834
2010	17.285965	19.384109	12.14%	192,812
2009	13.465212	17.285965	28.37%	251,051
2008	25.206262	13.465212	-46.58%	204,446
2007	20.025508	25.206262	25.87%	333,537
2006	15.214010	20.025508	31.63%	236,630
2005	11.805084	15.214010	28.88%	161,283
2004	10.427668	11.805084	13.21%	35,390
2003	7.782980	10.427668	33.98%	16,312
2002*	10.000000	7.782980	-22.17%	7,025
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.994395	7.760455	-13.72%	76,890
2010	8.459351	8.994395	6.32%	12,405
2009	6.643975	8.459351	27.32%	20,011
2008	11.792703	6.643975	-43.66%	17,694
2007	10.890023	11.792703	8.29%	31,363
2006*	10.000000	10.890023	8.90%	8,332
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.095677	13.406387	-4.89%	112,274
2010	12.420961	14.095677	13.48%	162,894
2009	9.863103	12.420961	25.93%	181,569
2008	15.774819	9.863103	-37.48%	182,923
2007	15.038967	15.774819	4.89%	239,917
2006	12.997939	15.038967	15.70%	249,038
2005	12.164087	12.997939	6.86%	228,301
2004	10.775538	12.164087	12.89%	242,514
2003	8.253964	10.775538	30.55%	142,705
2002*	10.000000	8.253964	-17.46%	61,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.570282	12.554940	-0.12%	45,033
2010	11.562441	12.570282	8.72%	27,218
2009*	10.000000	11.562441	15.62%	18,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.445615	13.186879	-1.92%	2,696
2010	12.122932	13.445615	10.91%	4,559
2009*	10.000000	12.122932	21.23%	2,908

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.017194	13.264997	1.90%	163,000
2010	12.416976	13.017194	4.83%	184,764
2009	11.497875	12.416976	7.99%	210,073
2008	12.358338	11.497875	-6.96%	261,923
2007	11.846376	12.358338	4.32%	279,676
2006	11.270971	11.846376	5.11%	344,896
2005	11.020090	11.270971	2.28%	453,996
2004	10.636553	11.020090	3.61%	480,038
2003	9.956760	10.636553	6.83%	373,987
2002*	10.000000	9.956760	-0.43%	482,454
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820641	13.677180	-1.04%	1,234,520
2010	12.586544	13.820641	9.80%	1,618,552
2009	10.671614	12.586544	17.94%	1,806,213
2008	14.034991	10.671614	-23.96%	1,608,999
2007	13.418142	14.034991	4.60%	2,075,399
2006	12.171483	13.418142	10.24%	2,269,167
2005	11.670391	12.171483	4.29%	2,413,678
2004	10.762004	11.670391	8.44%	2,190,230
2003	9.055000	10.762004	18.85%	1,563,838
2002*	10.000000	9.055000	-9.45%	712,296
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.133512	13.694906	-3.10%	327,875
2010	12.652379	14.133512	11.71%	466,051
2009	10.274086	12.652379	23.15%	570,966
2008	15.126268	10.274086	-32.08%	679,611
2007	14.394580	15.126268	5.08%	870,862
2006	12.693820	14.394580	13.40%	948,953
2005	11.974819	12.693820	6.00%	980,835
2004	10.790845	11.974819	10.97%	868,556
2003	8.606630	10.790845	25.38%	525,215
2002*	10.000000	8.606630	-13.93%	129,148
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.602588	13.744583	1.04%	304,951
2010	12.661628	13.602588	7.43%	376,946
2009	11.163914	12.661628	13.42%	462,962
2008	13.273598	11.163914	-15.89%	575,042
2007	12.666238	13.273598	4.80%	660,145
2006	11.799948	12.666238	7.34%	719,933
2005	11.407100	11.799948	3.44%	887,461
2004	10.752541	11.407100	6.09%	782,735
2003	9.552540	10.752541	12.56%	675,271
2002*	10.000000	9.552540	-4.47%	591,294
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.973162	13.524717	-3.21%	4,119,003
2010	12.972674	13.973162	7.71%	5,209,087
2009*	10.000000	12.972674	29.73%	22,383

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.504919	24.607961	-3.52%	457,662
2010	20.413669	25.504919	24.94%	546,456
2009	15.077897	20.413669	35.39%	626,385
2008	23.970996	15.077897	-37.10%	761,996
2007	22.512588	23.970996	6.48%	969,162
2006	20.692968	22.512588	8.79%	1,060,641
2005	18.645507	20.692968	10.98%	1,435,148
2004	16.273659	18.645507	14.57%	1,677,983
2003	12.207752	16.273659	33.31%	1,685,490
2002	14.559258	12.207752	-16.15%	1,731,379
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.634528	12.508534	-1.00%	2,730,978
2010	12.762125	12.634528	-1.00%	2,917,515
2009	12.885627	12.762125	-0.96%	4,196,066
2008	12.753859	12.885627	1.03%	6,938,327
2007	12.294172	12.753859	3.74%	6,092,069
2006	11.879825	12.294172	3.49%	4,605,570
2005	11.687660	11.879825	1.64%	4,790,528
2004	11.710699	11.687660	-0.20%	5,134,614
2003	11.755442	11.710699	-0.38%	6,105,148
2002	11.732054	11.755442	0.20%	10,413,760
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.578115	17.323276	4.49%	472,149
2010	15.142345	16.578115	9.48%	580,478
2009	12.297244	15.142345	23.14%	638,815
2008	15.018347	12.297244	-18.12%	667,699
2007	14.500268	15.018347	3.57%	999,631
2006	13.970430	14.500268	3.79%	996,552
2005	13.810089	13.970430	1.16%	1,313,977
2004	13.094032	13.810089	5.47%	1,499,744
2003	11.796914	13.094032	11.00%	1,617,719
2002	11.114970	11.796914	6.14%	1,781,759
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.240751	13.682106	-10.23%	0
2010	13.487800	15.240751	13.00%	0
2009*	10.000000	13.487800	34.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.302426	8.346962	-10.27%	1,021,481
2010	8.239756	9.302426	12.90%	1,211,111
2009	6.099244	8.239756	35.09%	1,442,138
2008*	10.000000	6.099244	-39.01%	78,577

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.214116	13.465616	-16.95%	57,055
2010	15.434379	16.214116	5.05%	66,193
2009	12.007462	15.434379	28.54%	85,262
2008	22.600488	12.007462	-46.87%	135,708
2007	22.179821	22.600488	1.90%	224,903
2006	18.251643	22.179821	21.52%	289,348
2005	16.452369	18.251643	10.94%	314,992
2004	13.818706	16.452369	19.06%	205,001
2003*	10.000000	13.818706	38.82%	36,452
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.288387	8.928458	-3.88%	265,681
2010	8.122360	9.288387	14.36%	301,669
2009	6.321912	8.122360	28.48%	139,008
2008*	10.000000	6.321912	-36.78%	379
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.445201	9.738064	-6.77%	92,790
2010*	10.000000	10.445201	4.45%	109,660
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.878589	8.254459	-7.03%	5,373
2010	7.954382	8.878589	11.62%	12,053
2009	6.306107	7.954382	26.14%	30,148
2008*	10.000000	6.306107	-36.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.855848	9.344790	-5.19%	1,411,182
2010	7.850060	9.855848	25.55%	1,855,080
2009	6.237618	7.850060	25.85%	2,160,005
2008*	10.000000	6.237618	-37.62%	28,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.268837	9.930372	-3.30%	369,753
2010	8.670329	10.268837	18.44%	472,978
2009	6.712608	8.670329	29.16%	575,724
2008*	10.000000	6.712608	-32.87%	53,510
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.522367	14.284229	-1.64%	195,121
2010	11.693257	14.522367	24.19%	243,332
2009	9.266642	11.693257	26.19%	229,097
2008	17.469822	9.266642	-46.96%	277,797
2007	16.079454	17.469822	8.65%	367,813
2006	15.736751	16.079454	2.18%	329,706
2005	14.705495	15.736751	7.01%	424,820
2004	13.096957	14.705495	12.28%	515,144
2003	9.852935	13.096957	32.92%	633,825
2002	14.918788	9.852935	-33.96%	603,500

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.919044	23.419470	-6.02%	443,569
2010	19.881258	24.919044	25.34%	526,314
2009	15.910974	19.881258	24.95%	615,387
2008	23.688186	15.910974	-32.83%	745,823
2007	25.700638	23.688186	-7.83%	997,672
2006	22.132086	25.700638	16.12%	1,135,612
2005	21.688535	22.132086	2.05%	1,630,850
2004	18.676755	21.688535	16.13%	2,098,669
2003	12.027172	18.676755	55.29%	2,424,852
2002	16.679480	12.027172	-27.89%	2,733,534
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.196879	21.688743	-6.50%	595,100
2010	18.697036	23.196879	24.07%	730,524
2009	14.020495	18.697036	33.36%	884,963
2008	22.912286	14.020495	-38.81%	1,082,755
2007	22.661798	22.912286	1.11%	1,427,359
2006	20.430565	22.661798	10.92%	1,571,910
2005	18.373280	20.430565	11.20%	2,034,389
2004	15.592717	18.373280	17.83%	2,422,781
2003	11.169195	15.592717	39.60%	2,657,752
2002	13.646984	11.169195	-18.16%	2,785,028
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.510242	12.450898	-0.47%	1,903,905
2010	11.138454	12.510242	12.32%	2,233,311
2009	8.922492	11.138454	24.84%	2,591,406
2008	15.420944	8.922492	-42.14%	3,120,854
2007	14.399488	15.420944	7.09%	3,938,872
2006	12.800151	14.399488	12.49%	4,685,398
2005	12.033586	12.800151	6.37%	6,381,253
2004	11.075157	12.033586	8.65%	7,914,444
2003	8.773184	11.075157	26.24%	9,099,337
2002	10.722650	8.773184	-18.18%	10,147,707
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.363010	9.872162	5.44%	967,351
2010	7.264857	9.363010	28.88%	1,104,818
2009	5.608785	7.264857	29.53%	1,330,214
2008*	10.000000	5.608785	-43.91%	8,206
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619488	10.650053	0.29%	82,540
2010	10.473321	10.619488	1.40%	117,130
2009	9.876921	10.473321	6.04%	147,253
2008*	10.000000	9.876921	-1.23%	10,199
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.631293	11.818233	-13.30%	11,921
2010	12.947279	13.631293	5.28%	21,455
2009*	10.000000	12.947279	29.47%	49,102

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.232254	11.828607	-3.30%	271,093
2010	10.672453	12.232254	14.62%	327,093
2009	8.386117	10.672453	27.26%	373,569
2008	13.444044	8.386117	-37.62%	497,714
2007	13.888457	13.444044	-3.20%	720,199
2006	12.103270	13.888457	14.75%	657,209
2005	11.727132	12.103270	3.21%	872,778
2004	10.081426	11.727132	16.32%	1,046,537
2003	7.747775	10.081426	30.12%	711,613
2002	10.454831	7.747775	-25.89%	722,630
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.780700	10.704008	-0.71%	176,769
2010	10.342960	10.780700	4.23%	230,575
2009	9.218849	10.342960	12.19%	235,172
2008	10.756440	9.218849	-14.29%	343,387
2007	10.370836	10.756440	3.72%	467,179
2006	10.052897	10.370836	3.16%	311,058
2005	10.009689	10.052897	0.43%	309,008
2004	10.032623	10.009689	-0.23%	262,777
2003*	10.000000	10.032623	0.33%	196,623
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.368077	8.196715	-2.05%	4,889
2010	7.066698	8.368077	18.42%	12,808
2009	5.814929	7.066698	21.53%	7,180
2008	9.704429	5.814929	-40.08%	8,685
2007	9.752776	9.704429	-0.50%	4,703
2006*	10.000000	9.752776	-2.47%	3,624
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.610405	13.059508	-4.05%	92,684
2010	11.190264	13.610405	21.63%	132,503
2009	8.600466	11.190264	30.11%	41,507
2008	14.345864	8.600466	-40.05%	61,235
2007	13.466324	14.345864	6.53%	137,725
2006	11.962752	13.466324	12.57%	80,747
2005	11.307864	11.962752	5.79%	37,395
2004*	10.000000	11.307864	13.08%	28,736
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.095505	14.773106	-2.14%	0
2010	13.935588	15.095505	8.32%	0
2009	9.740183	13.935588	43.07%	1,226,331
2008	18.058837	9.740183	-46.06%	1,485,496
2007	15.981041	18.058837	13.00%	1,901,006
2006	14.953478	15.981041	6.87%	2,029,544
2005	14.371352	14.953478	4.05%	2,798,274
2004	13.574920	14.371352	5.87%	3,632,179
2003	10.471617	13.574920	29.64%	4,189,165
2002	14.461831	10.471617	-27.59%	4,481,564

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.960873	19.943949	-9.18%	264,160
2010	19.127099	21.960873	14.82%	326,807
2009	13.830132	19.127099	38.30%	382,348
2008	23.358969	13.830132	-40.79%	453,558
2007	22.189891	23.358969	5.27%	603,117
2006	19.044692	22.189891	16.51%	678,310
2005	16.824297	19.044692	13.20%	824,486
2004	14.257406	16.824297	18.00%	773,362
2003*	10.000000	14.257406	42.57%	488,237
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.956325	12.671575	-9.21%	276,637
2010	12.156439	13.956325	14.81%	358,059
2009	8.785199	12.156439	38.37%	435,112
2008	14.836719	8.785199	-40.79%	517,601
2007	14.096616	14.836719	5.25%	664,597
2006	12.098203	14.096616	16.52%	540,184
2005	10.690477	12.098203	13.17%	749,081
2004	9.061877	10.690477	17.97%	994,810
2003	6.399987	9.061877	41.59%	1,249,404
2002	8.302450	6.399987	-22.91%	1,791,657
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.857117	2.775443	-2.86%	33,713
2010	2.516434	2.857117	13.54%	116,389
2009	2.005368	2.516434	25.48%	138,448
2008	9.596320	2.005368	-79.10%	18,630
2007*	10.000000	9.596320	-4.04%	10,730
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.102819	3.000057	-3.31%	1,952
2010	2.729768	3.102819	13.67%	2,375
2009	2.200298	2.729768	24.06%	3,594
2008	10.420964	2.200298	-78.89%	3,618
2007	10.537511	10.420964	-1.11%	8,171
2006*	10.000000	10.537511	5.38%	6,984
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.353526	12.228480	-1.01%	1,296,587
2010	10.747117	12.353526	14.95%	1,470,012
2009	8.462112	10.747117	27.00%	1,743,920
2008	13.891938	8.462112	-39.09%	2,087,338
2007	13.438519	13.891938	3.37%	2,625,006
2006	11.800801	13.438519	13.88%	2,608,682
2005	11.247494	11.800801	4.92%	3,378,475
2004	10.379279	11.247494	8.36%	4,041,344
2003	8.273457	10.379279	25.45%	4,561,565
2002	10.291675	8.273457	-19.61%	4,967,891

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.016048	9.696709	-3.19%	117,080
2010	8.198253	10.016048	22.17%	140,601
2009	6.035955	8.198253	35.82%	152,348
2008	9.806902	6.035955	-38.45%	119,482
2007	10.027818	9.806902	-2.20%	129,493
2006*	10.000000	10.027818	0.28%	45,452
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.106591	12.117091	0.09%	684,652
2010	9.593819	12.106591	26.19%	914,219
2009	7.307829	9.593819	31.28%	1,022,116
2008	14.493128	7.307829	-49.58%	1,196,061
2007	13.768452	14.493128	5.26%	1,495,403
2006	13.507902	13.768452	1.93%	1,523,435
2005	12.146601	13.507902	11.21%	2,000,298
2004	10.243434	12.146601	18.58%	2,378,505
2003	8.238513	10.243434	24.34%	2,766,957
2002	11.524660	8.238513	-28.51%	3,129,276
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.794721	12.659862	7.33%	61,149
2010	10.892947	11.794721	8.28%	46,676
2009*	10.000000	10.892947	8.93%	25,689
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.426181	11.426241	0.00%	330,074
2010	10.972580	11.426181	4.13%	269,181
2009*	10.000000	10.972580	9.73%	157,851
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.832907	14.187427	10.56%	0
2010	11.989972	12.832907	7.03%	0
2009	10.233581	11.989972	17.16%	0
2008	11.117930	10.233581	-7.95%	0
2007	10.150264	11.117930	9.53%	0
2006*	10.000000	10.150264	1.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.024561	14.385198	2.57%	0
2010	13.103118	14.024561	7.03%	0
2009	11.607173	13.103118	12.89%	0
2008	11.192892	11.607173	3.70%	0
2007	10.397518	11.192892	7.65%	0
2006*	10.000000	10.397518	3.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.024180	0.24%	89,363

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.827101	11.162304	-12.98%	0
2010	9.969577	12.827101	28.66%	0
2009	6.371840	9.969577	56.46%	0
2008	11.345596	6.371840	-43.84%	0
2007	11.022381	11.345596	2.93%	0
2006*	10.000000	11.022381	10.22%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576626	10.048634	-4.99%	0
2010	9.544740	10.576626	10.81%	0
2009	8.136302	9.544740	17.31%	0
2008	13.135107	8.136302	-38.06%	0
2007	14.095822	13.135107	-6.82%	0
2006	11.739277	14.095822	20.07%	0
2005	11.091648	11.739277	5.84%	0
2004	9.899311	11.091648	12.04%	0
2003	8.088723	9.899311	22.38%	0
2002	10.167850	8.088723	-20.45%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.547315	10.595596	-8.24%	0
2010	10.144536	11.547315	13.83%	0
2009	8.181694	10.144536	23.99%	0
2008	13.377938	8.181694	-38.84%	0
2007	13.240122	13.377938	1.04%	0
2006	11.556207	13.240122	14.57%	0
2005	10.932716	11.556207	5.70%	0
2004	9.867820	10.932716	10.79%	0
2003	7.943758	9.867820	24.22%	0
2002	10.189859	7.943758	-20.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.565801	11.546715	9.28%	77,461
2010*	10.000000	10.565801	5.66%	14,197
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.145807	11.657842	4.59%	10,246
2010	10.507625	11.145807	6.07%	17,850
2009	9.680126	10.507625	8.55%	26,033
2008	10.889121	9.680126	-11.10%	65,042
2007	10.430891	10.889121	4.39%	97,113
2006*	10.000000	10.430891	4.31%	25,449
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.723887	27.258398	5.97%	40,283
2010	23.676404	25.723887	8.65%	47,436
2009	18.366965	23.676404	28.91%	64,808
2008	21.820497	18.366965	-15.83%	74,443
2007	20.690560	21.820497	5.46%	111,573
2006	18.860656	20.690560	9.70%	141,303
2005	16.971481	18.860656	11.13%	191,916
2004	15.575665	16.971481	8.96%	255,129
2003	12.304351	15.575665	26.59%	386,214
2002	11.379232	12.304351	8.13%	313,301

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.881340	13.237225	-4.64%	0
2010	13.267448	13.881340	4.63%	0
2009	10.112024	13.267448	31.20%	0
2008	18.445895	10.112024	-45.18%	0
2007	16.260753	18.445895	13.44%	0
2006	13.125582	16.260753	23.89%	0
2005	11.936572	13.125582	9.96%	0
2004	10.271150	11.936572	16.21%	0
2003	8.142362	10.271150	26.14%	0
2002*	10.000000	8.142362	-18.58%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.489999	19.475564	-26.48%	78,843
2010	21.095357	26.489999	25.57%	105,876
2009	9.995565	21.095357	111.05%	127,330
2008	28.667616	9.995565	-65.13%	176,481
2007	21.043217	28.667616	36.23%	242,710
2006	15.237545	21.043217	38.10%	271,242
2005	11.660118	15.237545	30.68%	423,027
2004	9.355609	11.660118	24.63%	555,768
2003	6.128862	9.355609	52.65%	823,550
2002	6.375816	6.128862	-3.87%	919,626
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.544846	28.573818	-17.28%	51,452
2010	26.999970	34.544846	27.94%	59,810
2009	17.312148	26.999970	55.96%	73,781
2008	32.459174	17.312148	-46.66%	86,244
2007	22.557423	32.459174	43.90%	117,391
2006	18.302059	22.557423	23.25%	115,878
2005	12.188387	18.302059	50.16%	171,677
2004	9.910299	12.188387	22.99%	271,264
2003	6.913875	9.910299	11.16%	502,297
2002	7.187428	6.913875	-3.81%	379,695
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.282035	11.329316	-7.76%	53,558
2010	11.042852	12.282035	11.22%	75,626
2009	8.778734	11.042852	25.79%	102,725
2008	14.271745	8.778734	-38.49%	139,328
2007	13.111796	14.271745	8.85%	170,673
2006	11.650038	13.111796	12.55%	26,959
2005	10.820948	11.650038	7.66%	30,328
2004	9.966871	10.820948	8.57%	40,804
2003	7.459079	9.966871	33.62%	50,613
2002	9.841798	7.459079	-24.21%	54,320
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.458136	15.544916	-5.55%	80,090
2010	13.113465	16.458136	25.51%	52,345
2009*	10.000000	13.113465	31.13%	21,276

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.981611	9.929626	-9.58%	1,665
2010	8.766988	10.981611	25.26%	1,722
2009	6.210682	8.766988	41.16%	1,723
2008*	10.000000	6.210682	-37.89%	1,933
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.976315	14.348536	10.57%	94,420
2010	12.475359	12.976315	4.02%	96,684
2009	11.439243	12.475359	9.06%	87,731
2008	11.747255	11.439243	-2.62%	71,695
2007	10.843127	11.747255	8.34%	66,908
2006	10.786652	10.843127	0.52%	88,363
2005	10.733074	10.786652	0.50%	138,212
2004	10.251290	10.733074	4.70%	104,676
2003*	10.000000	10.251290	2.51%	20,532
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.158602	14.446241	2.03%	105,137
2010	12.535413	14.158602	12.95%	123,244
2009	10.727161	12.535413	16.86%	143,565
2008	16.573281	10.727161	-35.27%	160,085
2007	16.761402	16.573281	-1.12%	223,584
2006	14.466750	16.761402	15.86%	296,813
2005	13.972751	14.466750	3.54%	384,570
2004	12.497265	13.972751	11.81%	472,094
2003	9.763798	12.497265	28.00%	538,556
2002	12.238143	9.763798	-20.22%	548,035
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.072303	13.988654	-12.96%	0
2010	14.336936	16.072303	12.10%	0
2009	10.831749	14.336936	32.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.159910	11.949043	-1.73%	7,791
2010	10.304816	12.159910	18.00%	7,037
2009	8.014303	10.304816	28.58%	8,663
2008	10.706130	8.014303	-25.14%	11,100
2007	11.075698	10.706130	-3.34%	11,978
2006*	10.000000	11.075698	10.76%	6,384
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.850238	18.841943	-0.04%	0
2010	16.795689	18.850238	12.23%	0
2009	14.161038	16.795689	18.60%	160,549
2008	19.544919	14.161038	-27.55%	210,932
2007	20.823433	19.544919	-6.14%	284,933
2006	17.735498	20.823433	17.41%	397,513
2005	17.064195	17.735498	3.93%	427,469
2004	15.083309	17.064195	13.13%	548,790
2003	11.820257	15.083309	27.61%	550,539
2002	13.671134	11.820257	-13.54%	506,340

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.133455	12.522776	-4.65%	39,256
2010	12.092418	13.133455	8.61%	17,146
2009*	10.000000	12.092418	20.92%	5,217
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581041	15.504543	-0.49%	14,580
2010	12.514225	15.581041	24.51%	16,025
2009	10.115464	12.514225	23.71%	16,536
2008	14.797388	10.115464	-31.64%	16,925
2007	15.053847	14.797388	-1.70%	36,302
2006	13.296932	15.053847	13.21%	54,884
2005	12.531223	13.296932	6.11%	111,725
2004	10.390259	12.531223	20.61%	127,548
2003	7.621145	10.390259	36.33%	79,216
2002*	10.000000	7.621145	-23.79%	22,930
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003161	11.984428	-0.16%	114,882
2010	10.565158	12.003161	13.61%	123,416
2009	7.982669	10.565158	32.35%	164,466
2008	12.302642	7.982669	-35.11%	196,243
2007	11.535771	12.302642	6.65%	222,035
2006	10.675613	11.535771	8.06%	235,769
2005	10.412112	10.675613	2.53%	309,472
2004	9.907291	10.412112	5.10%	370,602
2003	7.946085	9.907291	24.68%	388,967
2002	11.301945	7.946085	-29.69%	463,993
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.214038	14.329183	0.81%	638,164
2010	12.508709	14.214038	13.63%	752,349
2009	10.006349	12.508709	25.01%	843,890
2008	16.088042	10.006349	-37.80%	963,227
2007	15.447861	16.088042	4.14%	1,184,142
2006	13.516530	15.447861	14.29%	1,476,564
2005	13.047436	13.516530	3.60%	1,913,723
2004	11.917758	13.047436	9.48%	2,346,033
2003	9.382799	11.917758	27.02%	2,541,865
2002	12.213795	9.382799	-23.18%	2,773,658
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.061437	17.325450	7.87%	134,981
2010	14.075751	16.061437	14.11%	143,187
2009	11.606754	14.075751	21.27%	143,425
2008	16.650466	11.606754	-30.29%	172,542
2007	15.707738	16.650466	6.00%	223,936
2006	13.628374	15.707738	15.26%	268,269
2005	13.194929	13.628374	3.28%	343,841
2004	12.694371	13.194929	3.94%	436,777
2003	10.587631	12.694371	19.90%	514,120
2002	12.847445	10.587631	-17.59%	572,077

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.080873	12.971564	-19.34%	0
2010	15.558293	16.080873	3.36%	0
2009	12.005020	15.558293	29.60%	0
2008	19.356758	12.005020	-37.98%	0
2007	18.783101	19.356758	3.05%	0
2006	15.483062	18.783101	21.31%	0
2005	13.984190	15.483062	10.72%	0
2004	11.774891	13.984190	18.76%	0
2003	8.762972	11.774891	34.93%	0
2002	10.048250	8.726972	-13.15%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.582473	9.874194	-14.75%	0
2010	8.925134	11.582473	29.77%	0
2009	7.156492	8.925134	24.71%	0
2008	11.589311	7.156492	-38.25%	0
2007	13.169471	11.589311	-12.00%	0
2006	12.825297	13.169471	2.68%	0
2005	12.250377	12.825297	4.69%	0
2004	11.119360	12.250377	10.17%	0
2003	8.533101	11.119360	30.31%	0
2002	10.662836	8.533101	-19.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.620967	16.820657	1.20%	128,350
2010	15.480771	16.620967	7.37%	149,522
2009	12.990430	15.480771	19.17%	187,491
2008	14.160260	12.990430	-8.26%	170,307
2007	13.580223	14.160260	4.27%	248,379
2006	13.176561	13.580223	3.06%	268,811
2005	13.145443	13.176561	0.24%	311,739
2004	12.820818	13.145443	2.53%	353,752
2003	12.381646	12.820818	3.55%	449,760
2002	11.447615	12.381646	8.16%	530,807
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.500768	11.347922	-1.33%	9,723
2010	10.309630	11.500768	11.55%	14,723
2009	8.392104	10.309630	22.85%	10,555
2008	11.319809	8.392104	-25.86%	12,774
2007	10.530166	11.319809	7.50%	2,979
2006*	10.000000	10.530166	5.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.056214	10.817319	-2.16%	13,352
2010	9.756750	11.056214	13.32%	16,352
2009	7.656909	9.756750	27.42%	15,350
2008	11.500128	7.656909	-33.42%	15,350
2007	10.550192	11.500128	9.00%	15,350
2006*	10.000000	10.550192	5.50%	2,550

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.636213	10.240987	-3.72%	5,273
2010	9.266421	10.636213	14.78%	5,366
2009	7.126651	9.266421	30.02%	3,190
2008	11.631044	7.126651	-38.73%	0
2007	10.570374	11.631044	10.03%	0
2006*	10.000000	10.570374	5.70%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.434766	20.650852	-3.66%	0
2010	18.497453	21.434766	15.88%	0
2009	13.779338	18.497453	34.24%	471,122
2008	24.266828	13.779338	-43.22%	554,127
2007	20.871508	24.266828	16.27%	678,302
2006	18.901750	20.871508	10.42%	803,476
2005	16.347553	18.901750	15.62%	1,036,835
2004	14.323796	16.347553	14.13%	1,083,985
2003	11.278034	14.323796	27.01%	1,094,422
2002	12.583756	11.278034	-10.38%	1,198,462
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513569	9.862474	-6.19%	38,459
2010	8.916868	10.513569	17.91%	45,800
2009	6.106444	8.916868	46.02%	52,542
2008	13.535090	6.106444	-54.88%	58,181
2007	9.392496	13.535090	44.11%	70,917
2006*	10.000000	9.392496	-6.08%	24,561
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.595385	14.566483	-0.20%	440,889
2010	12.816432	14.595385	13.88%	506,277
2009	9.961011	12.816432	28.67%	586,152
2008	17.570160	9.961011	-43.31%	666,583
2007	17.509406	17.570160	0.35%	865,326
2006	14.735761	17.509406	18.82%	1,083,107
2005	14.080938	14.735761	4.65%	1,369,313
2004	12.776102	14.080938	10.21%	1,658,298
2003	9.915199	12.776102	28.85%	1,796,436
2002	12.072578	9.915199	-17.87%	1,927,082
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315846	10.430317	1.11%	0
2010	8.430965	10.315846	22.36%	0
2009	5.847137	8.430965	44.19%	175,064
2008	13.149486	5.847137	-55.53%	188,474
2007	10.800919	13.149486	21.74%	229,811
2006	10.365706	10.800919	4.20%	284,094
2005	9.622655	10.365706	7.72%	347,480
2004	9.083503	9.622655	5.94%	406,598
2003	7.079820	9.083503	28.30%	479,193
2002	9.163302	7.079820	-22.74%	529,270

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.062490	13.934779	-0.91%	370,007
2010	11.455749	14.062490	22.75%	424,991
2009	9.034332	11.455749	26.80%	476,870
2008	17.303522	9.034332	-47.79%	526,328
2007	13.784216	17.303522	25.53%	673,845
2006	13.051470	13.784216	5.61%	756,837
2005	12.481488	13.051470	4.57%	977,062
2004	12.215278	12.481488	2.18%	1,189,206
2003	9.297061	12.215278	31.39%	1,368,894
2002	13.460931	9.297061	-30.93%	1,534,126
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.842832	13.207193	2.84%	156,436
2010	11.406381	12.842832	12.59%	182,966
2009	8.017681	11.406381	42.27%	203,944
2008	10.812888	8.017681	-25.85%	236,763
2007	10.645446	10.812888	1.57%	361,817
2006	9.676498	10.645446	10.01%	517,937
2005	9.538233	9.676498	1.45%	689,115
2004	8.805728	9.538233	8.32%	889,448
2003	7.008816	8.805728	25.64%	1,274,704
2002	6.835860	7.008816	2.53%	1,315,908
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.671877	12.011032	2.91%	70,901
2010	10.377848	11.671877	12.47%	62,626
2009	7.286758	10.377848	42.42%	71,150
2008	9.815998	7.286758	-25.77%	55,510
2007*	10.000000	9.815998	-1.84%	60,564
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.130896	13.930021	6.09%	110,971
2010	12.323833	13.130896	6.55%	90,047
2009	10.767010	12.323833	14.46%	78,475
2008	11.257864	10.767010	-4.36%	78,707
2007	10.918161	11.257864	3.11%	85,938
2006	10.578824	10.918161	3.21%	93,019
2005	10.472919	10.578824	1.01%	95,094
2004	10.145856	10.472919	3.22%	78,512
2003*	10.000000	10.145856	1.46%	7,978
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.914633	10.526273	-11.65%	43,843
2010	9.355633	11.914633	27.35%	62,255
2009	6.752766	9.355633	38.55%	47,266
2008	11.281790	6.752766	-40.14%	45,738
2007	9.873116	11.281790	14.27%	55,851
2006*	10.000000	9.873116	-1.27%	36,228

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.053287	12.329292	-18.10%	54,785
2010	13.463671	15.053287	11.81%	61,219
2009	10.761419	13.463671	25.11%	73,498
2008	19.374386	10.761419	-44.46%	79,794
2007	16.706448	19.374386	15.97%	95,040
2006	14.314265	16.706448	16.71%	111,526
2005	12.158959	14.314265	17.73%	159,159
2004	10.827561	12.158959	12.30%	198,292
2003	7.641053	10.827561	41.70%	223,268
2002	9.694371	7.641053	-21.18%	306,410
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.261505	12.488596	-18.17%	41,837
2010	13.647802	15.261505	11.82%	46,684
2009	10.904075	13.647802	25.16%	51,396
2008	19.635760	10.904075	-44.47%	70,096
2007	16.929146	19.635760	15.99%	77,960
2006	14.504720	16.929146	16.71%	84,276
2005	12.325615	14.504720	17.68%	87,029
2004	10.975122	12.325615	12.31%	85,200
2003	7.742612	10.975122	41.75%	67,780
2002*	10.000000	7.742612	-22.57%	35,813
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.072456	13.594834	-9.80%	17,139
2010	12.045668	15.072456	25.13%	19,457
2009	7.734279	12.045668	55.74%	25,912
2008	16.009451	7.734279	-51.69%	21,717
2007	15.322256	16.009451	4.48%	26,938
2006	13.325954	15.322256	14.98%	31,385
2005	13.131503	13.325954	1.48%	52,356
2004	11.642349	13.131503	12.79%	48,218
2003	7.456574	11.642349	56.14%	40,559
2002*	10.000000	7.456574	-25.43%	11,180
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.905722	12.061852	1.31%	87,449
2010	10.678713	11.905722	11.49%	88,136
2009	7.958979	10.678713	34.17%	86,574
2008	11.434551	7.958979	-30.40%	104,144
2007	11.138120	11.434551	2.66%	130,688
2006*	10.000000	11.138120	11.38%	71,021
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.561417	10.057777	-4.77%	19,857
2010	8.324145	10.561417	26.88%	22,449
2009	6.513398	8.324145	27.80%	17,185
2008	9.827275	6.513398	-33.72%	11,403
2007	10.174262	9.827275	-3.41%	14,039
2006*	10.000000	10.174262	1.74%	20,282

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.293298	9.054124	-2.57%	7,148
2010	8.518401	9.293298	9.10%	2,045
2009	6.609350	8.518401	28.88%	2,045
2008*	10.000000	6.609350	-33.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.659685	10.540274	-16.74%	7,981
2010	10.887218	12.659685	16.28%	11,274
2009	6.373443	10.887218	70.82%	20,319
2008	13.609629	6.373443	-53.17%	12,222
2007	10.687719	13.609629	27.34%	42,596
2006*	10.000000	10.687719	6.88%	19,260
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.838106	14.035178	-11.38%	0
2010	14.728363	15.838106	7.53%	0
2009	10.837681	14.728363	35.90%	0
2008	18.326473	10.837681	-40.86%	0
2007	15.996376	18.326473	14.57%	0
2006	13.283455	15.996376	20.42%	0
2005	12.151044	13.283455	9.32%	0
2004	10.330324	12.151044	17.63%	0
2003	7.876034	10.330324	31.16%	0
2002*	10.000000	7.876034	-21.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670695	9.431292	-11.62%	12,150
2010	9.947598	10.670695	7.27%	13,636
2009	7.327522	9.947598	35.76%	20,259
2008	12.423544	7.327522	-41.02%	19,379
2007	10.876142	12.423544	14.23%	17,538
2006*	10.000000	10.876142	8.76%	9,917
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.063089	15.762877	-1.87%	45,785
2010	14.192672	16.063089	13.18%	64,155
2009	12.085023	14.192672	17.44%	87,846
2008	11.499520	12.085023	5.09%	77,056
2007	10.467375	11.499520	9.86%	54,155
2006*	10.000000	10.467375	4.67%	37,305
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.358487	8.629834	-16.69%	0
2010	9.048676	10.358487	14.48%	0
2009	7.637787	9.048676	18.47%	0
2008	12.527832	7.637787	-39.03%	0
2007	11.628301	12.527832	7.74%	0
2006*	10.000000	11.628301	16.28%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.526461	9.018795	-5.33%	0
2010	7.753206	9.526461	22.87%	0
2009	5.442736	7.753206	42.45%	0
2008	9.162323	5.442736	-40.60%	0
2007	10.338322	9.162323	-11.38%	0
2006*	10.000000	10.338322	3.38%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.336702	11.291257	-0.40%	0
2010	10.362476	11.336702	9.40%	0
2009	8.336009	10.362476	24.31%	0
2008	11.572090	8.336009	-27.96%	0
2007	11.029602	11.572090	4.92%	0
2006*	10.000000	11.029602	10.30%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742667	10.168086	-5.35%	0
2010	9.309787	10.742667	15.39%	0
2009	7.073617	9.309787	31.61%	0
2008	11.610128	7.073617	-39.07%	0
2007	11.412658	11.610128	1.73%	0
2006*	10.000000	11.412658	14.13%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.476212	14.319260	-1.08%	0
2010	12.673999	14.476212	14.22%	0
2009	7.414414	12.673999	70.94%	0
2008	10.701370	7.414414	-30.72%	0
2007	10.595617	10.701370	1.00%	0
2006*	10.000000	10.595617	5.96%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.351907	12.603164	-5.61%	0
2010	11.070715	13.351907	20.61%	0
2009	7.175016	11.070715	54.30%	0
2008	11.807040	7.175016	-39.23%	0
2007	10.823400	11.807040	9.09%	0
2006*	10.000000	10.823400	8.23%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.754974	11.675406	-8.46%	0
2010	10.942598	12.754974	16.56%	0
2009	7.683579	10.942598	42.42%	0
2008	10.855001	7.683579	-29.22%	0
2007	10.770511	10.855001	0.78%	0
2006*	10.000000	10.770511	7.71%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741117	9.450212	-2.99%	0
2010	7.566956	9.741117	28.73%	0
2009	5.656444	7.566956	33.78%	0
2008	10.831863	5.656444	-47.78%	0
2007	10.366458	10.831863	4.49%	0
2006*	10.000000	10.366458	3.66%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.539342	9.031451	-5.32%	0
2010	8.264628	9.539342	15.42%	0
2009	6.266681	8.264628	31.88%	0
2008	10.064080	6.266681	-37.73%	0
2007	10.841608	10.064080	-7.17%	0
2006*	10.000000	10.841608	8.42%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318037	9.030402	-12.48%	0
2010*	10.000000	10.318037	3.18%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.293642	11.073497	-1.95%	0
2010*	10.000000	11.293642	12.94%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.508599	13.358605	-1.11%	0
2010	12.461145	13.508599	8.41%	0
2009	9.815733	12.461145	26.95%	0
2008	14.200219	9.815733	-30.88%	0
2007	13.274303	14.200219	6.98%	0
2006	11.494849	13.274303	15.48%	0
2005	11.030508	11.494849	4.21%	0
2004	10.230038	11.030508	7.82%	0
2003	8.309355	10.230038	23.11%	0
2002	9.947728	8.309355	-16.47%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.001090	11.315773	2.86%	0
2010	10.558889	11.001090	4.19%	0
2009	8.357919	10.558889	26.33%	0
2008	11.833358	8.357919	-29.37%	0
2007	10.692056	11.833358	10.67%	0
2006*	10.000000	10.692056	6.92%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892677	9.151851	-7.49%	0
2010	8.507631	9.892677	16.28%	0
2009	6.536992	8.507631	30.15%	0
2008	11.935165	6.536992	-45.23%	0
2007	12.769858	11.935165	-6.54%	0
2006*	10.000000	12.769858	27.70%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.047466	17.577252	-7.72%	0
2010	17.055570	19.047466	11.68%	0
2009	12.744912	17.055570	33.82%	0
2008	21.604147	12.744912	-41.01%	0
2007	19.033002	21.604147	13.51%	0
2006	14.999471	19.033002	26.89%	0
2005	12.853733	14.999471	16.69%	0
2004	10.475446	12.853733	22.70%	0
2003	8.202658	10.475446	27.71%	0
2002*	10.000000	8.202658	-17.97%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.141837	-8.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.806693	21.859705	-8.18%	29,485
2010	22.138607	23.806693	7.53%	27,074
2009*	10.000000	22.138607	23.73%	18,984
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.939702	9.152791	-7.92%	207,654
2010	9.433875	9.939702	5.36%	249,943
2009	6.529428	9.433875	44.48%	273,610
2008	11.849184	6.529428	-44.90%	275,800
2007	8.764647	11.849184	35.19%	311,261
2006	8.117387	8.764647	7.97%	254,450
2005	7.288137	8.117387	11.38%	324,462
2004	6.243610	7.288137	16.73%	431,288
2003	5.247979	6.243610	18.97%	505,166
2002	6.308565	5.247979	-16.81%	608,515
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.120391	4.628075	-9.61%	115,922
2010	4.159826	5.120391	23.09%	128,528
2009	2.679452	4.159826	55.25%	137,029
2008	4.833165	2.679452	-44.56%	147,373
2007	4.013802	4.833165	20.41%	165,976
2006	3.761807	4.013802	6.70%	155,265
2005	3.407981	3.761807	10.38%	193,576
2004	3.424754	3.407981	-0.49%	243,842
2003	2.362906	3.424754	44.94%	278,623
2002	4.042843	2.362906	-41.55%	353,798
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.724057	11.866672	-33.05%	96,727
2010	14.327608	17.724057	23.71%	112,213
2009	8.085923	14.327608	77.19%	127,587
2008	17.106374	8.085923	-52.73%	157,493
2007	13.504918	17.106374	26.67%	181,585
2006	9.307673	13.504918	45.09%	130,198
2005	7.129095	9.307673	30.56%	150,982
2004	6.070385	7.129095	17.44%	186,541
2003	4.560019	6.070385	33.12%	235,058
2002	6.207358	4.560019	-26.54%	333,630

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.620270	14.779693	1.09%	14,632
2010	11.968266	14.620270	22.16%	13,977
2009	9.546589	11.968266	25.37%	18,497
2008	14.444819	9.546589	-33.91%	26,944
2007	14.249319	14.444819	1.37%	40,823
2006	12.324624	14.249319	15.62%	53,654
2005	11.404429	12.324624	8.07%	97,777
2004*	10.000000	11.404429	14.04%	37,112
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.470289	10.312244	-1.51%	44,130
2010	9.514194	10.470289	10.05%	52,172
2009	7.852222	9.514194	21.17%	43,898
2008	11.798906	7.852222	-33.45%	41,758
2007	11.083175	11.798906	6.46%	27,314
2006*	10.000000	11.083175	10.83%	12,848
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767727	10.465531	-2.81%	2,428
2010*	10.000000	10.767727	7.68%	1,444
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.740195	8.588883	-1.73%	187,680
2010	7.407188	8.740195	18.00%	218,554
2009	5.608514	7.407188	32.07%	233,084
2008	9.247490	5.608514	-39.35%	251,503
2007	7.818137	9.247490	18.28%	349,568
2006	7.441876	7.818137	5.06%	404,436
2005	7.061579	7.441876	5.39%	505,610
2004	6.598302	7.061579	7.02%	603,087
2003	5.023564	6.598302	31.35%	671,307
2002	7.122661	5.023564	-29.47%	759,983
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.007564	13.950433	-0.41%	171,530
2010	12.476300	14.007564	12.27%	200,379
2009*	10.000000	12.476300	24.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.355268	10.341961	-0.13%	86,889
2010	9.342382	10.355268	10.84%	94,226
2009	7.650257	9.342382	22.12%	89,879
2008	11.009718	7.650257	-30.51%	73,862
2007	10.483365	11.009718	5.02%	79,037
2006*	10.000000	10.483365	4.83%	32,116
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.068248	11.579229	4.62%	88,189
2010	10.553506	11.068248	4.88%	89,690
2009	9.510049	10.553506	10.97%	87,830
2008	10.663696	9.510049	-10.82%	132,791
2007	10.465384	10.663696	1.89%	86,918
2006*	10.000000	10.465384	4.65%	8,998

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415074	10.243919	-10.26%	40,136
2010	10.364857	11.415074	10.13%	40,671
2009	7.397298	10.364857	40.12%	43,753
2008	12.183081	7.397298	-39.28%	43,997
2007	10.766487	12.183081	13.16%	38,970
2006*	10.000000	10.766487	7.66%	16,324
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.102292	9.527781	-5.69%	103,089
2010	8.637900	10.102292	16.95%	97,883
2009	6.290124	8.637900	37.32%	98,048
2008	11.395152	6.290124	-44.80%	103,838
2007	10.292123	11.395152	10.72%	95,809
2006*	10.000000	10.292123	2.92%	26,755
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.548465	8.269783	-3.26%	36,288
2010	7.784737	8.548465	9.81%	34,025
2009	6.019832	7.784737	29.32%	28,447
2008	9.822744	6.019832	-38.72%	15,984
2007*	10.000000	9.822744	-1.77%	11,590
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.934606	18.424232	2.73%	59,932
2010	16.017804	17.934606	11.97%	74,849
2009	11.087587	16.017804	44.47%	81,885
2008	15.560644	11.087587	-28.75%	96,065
2007	15.248676	15.560644	2.05%	122,860
2006	13.932715	15.248676	9.45%	168,087
2005	13.752788	13.932715	1.31%	229,692
2004	12.624110	13.752788	8.94%	329,381
2003	10.434145	12.624110	20.99%	355,104
2002	10.215382	10.434145	2.14%	351,269
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.465501	13.831705	2.72%	35,471
2010	12.025719	13.465501	11.97%	38,536
2009	8.319610	12.025719	44.55%	43,678
2008	11.693614	8.319610	-28.85%	49,015
2007	11.455462	11.693614	2.08%	32,239
2006	10.467295	11.455462	9.44%	60,029
2005*	10.000000	10.467295	4.67%	26,082
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.909545	7.791847	-12.54%	328,403
2010	7.788491	8.909545	14.39%	384,946
2009	5.145870	7.788491	51.35%	491,842
2008*	10.000000	5.145870	-48.54%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764175	9.354633	-4.19%	7,635
2010	7.984850	9.764175	22.28%	5,121
2009	6.134943	7.984850	30.15%	7,786
2008*	10.000000	6.134943	-38.65%	10,608
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	18
2009	6.367935	8.140741	27.84%	18
2008*	10.000000	6.367935	-36.32%	18
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.275186	10.030754	-2.38%	26,426
2010	9.405466	10.275186	9.25%	27,214
2009	7.932892	9.405466	18.56%	26,322
2008*	10.000000	7.932892	-20.67%	9,362
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.850488	9.411202	-4.46%	194
2010	8.857611	9.850488	11.21%	194
2009	7.209508	8.857611	22.86%	194
2008*	10.000000	7.209508	-27.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.737241	10.774655	0.35%	6,423
2010	10.160215	10.737241	5.68%	6,550
2009	9.085119	10.160215	11.83%	6,671
2008*	10.000000	9.085119	-9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.063573	9.725833	-3.36%	9,941
2010	9.131965	10.063573	10.20%	5,747
2009	7.567920	9.131965	20.67%	4,261
2008*	10.000000	7.567920	-24.32%	18
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
2009	6.845834	8.574368	25.25%	0
2008*	10.000000	6.845834	-31.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.444335	10.306939	-1.32%	26,049
2010	9.680631	10.444335	7.89%	26,138
2009	8.313515	9.680631	16.44%	9,913
2008*	10.000000	8.313515	-16.86%	10,798

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.260758	11.877682	5.48%	12,589
2010	10.630137	11.260758	5.93%	9,063
2009	9.875451	10.630137	7.64%	23,173
2008*	10.000000	9.875451	-1.25%	18,737
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.152136	12.752073	4.94%	7,677
2010	11.359380	12.152136	6.98%	2,858
2009	9.859397	11.359380	15.21%	0
2008*	10.000000	9.859397	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.531812	20.379405	-23.19%	249
2010	23.079879	26.531812	14.96%	763
2009	14.282143	23.079879	61.60%	763
2008	34.173167	14.282143	-58.21%	763
2007	23.724214	34.173167	44.04%	501
2006	17.536189	23.724214	35.29%	449
2005	13.361013	17.536189	31.25%	1,982
2004	11.182997	13.361013	19.48%	3,436
2003	6.838436	11.182997	63.53%	4,577
2002	8.152672	6.838436	-16.12%	5,353
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.141775	22.379087	-23.21%	22,275
2010	25.341787	29.141775	14.99%	28,792
2009	15.665487	25.341787	61.77%	31,381
2008	37.543346	15.665487	-58.27%	30,031
2007	26.069419	37.543346	44.01%	55,658
2006	19.280056	26.069419	35.21%	39,272
2005	14.687707	19.280056	31.27%	60,961
2004	12.292080	14.687707	19.49%	39,808
2003	7.518664	12.292080	63.49%	32,434
2002*	10.000000	7.518664	-24.81%	4,611
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.584301	18.662539	6.13%	337,136
2010	16.959907	17.584301	3.68%	403,159
2009	16.691152	16.959907	1.61%	460,189
2008	15.659437	16.691152	6.59%	558,473
2007	14.769261	15.659437	6.03%	694,246
2006	14.442980	14.769261	2.26%	779,363
2005	14.134529	14.442980	2.18%	1,038,894
2004	13.833255	14.134529	2.18%	1,257,812
2003	13.705885	13.833255	0.93%	1,619,954
2002	12.480491	13.705885	9.82%	2,141,263

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.149733	10.848439	-10.71%	22,618
2010	10.838108	12.149733	12.10%	1,477
2009	8.443505	10.838108	28.36%	1,477
2008	15.818800	8.443505	-46.62%	1,477
2007	12.574169	15.818800	25.80%	4,566
2006	9.556777	12.574169	31.57%	4,566
2005	7.417171	9.556777	28.85%	4,566
2004	6.564149	7.417171	13.00%	6,024
2003	4.891314	6.564149	34.20%	6,119
2002	6.513326	4.891314	-24.90%	6,763
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.299392	17.232421	-10.71%	44,057
2010	17.219108	19.299392	12.08%	42,256
2009	13.419912	17.219108	28.31%	44,730
2008	25.134164	13.419912	-46.61%	35,781
2007	19.978379	25.134164	25.81%	45,403
2006	15.185847	19.978379	31.56%	36,281
2005	11.789163	15.185847	28.81%	19,362
2004	10.418865	11.789163	13.15%	10,027
2003	7.780338	10.418865	33.91%	5,461
2002*	10.000000	7.780338	-22.20%	3,137
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.973193	7.738252	-13.76%	3,727
2010	8.443667	8.973193	6.27%	3,718
2009	6.635011	8.443667	27.26%	5,281
2008	11.782764	6.635011	-43.69%	2,573
2007	10.886372	11.782764	8.23%	3,051
2006*	10.000000	10.886372	8.86%	986
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.032256	13.339339	-4.94%	47,981
2010	12.371310	14.032256	13.43%	80,047
2009	9.828641	12.371310	25.87%	115,145
2008	15.727662	9.828641	-37.51%	119,799
2007	15.001627	15.727662	4.84%	130,022
2006	12.972191	15.001627	15.64%	131,137
2005	12.146095	12.972191	6.80%	136,141
2004	10.765025	12.146095	12.83%	46,073
2003	8.250068	10.765025	30.48%	24,040
2002*	10.000000	8.250068	-17.50%	10,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.559714	12.538058	-0.17%	1,738
2010	11.558545	12.559714	8.66%	1,816
2009*	10.000000	11.558545	15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
2009*	10.000000	12.118836	21.19%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.958613	13.198641	1.85%	37,634
2010	12.367336	12.958613	4.78%	37,826
2009	11.457685	12.367336	7.94%	43,447
2008	12.321366	11.457685	-7.01%	35,090
2007	11.816930	12.321366	4.27%	43,841
2006	11.248617	11.816930	5.05%	54,596
2005	11.003783	11.248617	2.22%	53,107
2004	10.626183	11.003783	3.55%	68,624
2003	9.952068	10.626183	6.77%	115,367
2002*	10.000000	9.952068	-0.48%	62,139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.758420	13.608740	-1.09%	339,994
2010	12.536212	13.758420	9.75%	379,657
2009	10.634318	12.536212	17.88%	397,629
2008	13.993020	10.634318	-24.00%	308,877
2007	13.384801	13.993020	4.54%	412,824
2006	12.147352	13.384801	10.19%	423,123
2005	11.653138	12.147352	4.24%	448,803
2004	10.751523	11.653138	8.39%	392,136
2003	9.050748	10.751523	18.79%	248,991
2002*	10.000000	9.050748	-9.49%	119,489
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.069917	13.626416	-3.15%	76,291
2010	12.601804	14.069917	11.65%	81,073
2009	10.238185	12.601804	23.09%	78,014
2008	15.081042	10.238185	-32.11%	94,098
2007	14.358826	15.081042	5.03%	108,409
2006	12.668669	14.358826	13.34%	94,585
2005	11.957109	12.668669	5.95%	108,848
2004	10.780325	11.957109	10.92%	89,827
2003	8.602581	10.780325	25.32%	60,916
2002*	10.000000	8.602581	-13.97%	24,272
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.541356	13.675831	0.99%	68,382
2010	12.610990	13.541356	7.38%	86,687
2009	11.124870	12.610990	13.36%	94,504
2008	13.233857	11.124870	-15.94%	131,578
2007	12.634731	13.233857	4.74%	144,518
2006	11.776544	12.634731	7.29%	108,671
2005	11.390205	11.776544	3.39%	159,058
2004	10.742047	11.390205	6.03%	161,609
2003	9.548043	10.742047	12.51%	129,742
2002*	10.000000	9.548043	-4.52%	56,368
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.961417	13.506535	-3.26%	717,051
2010	12.968302	13.961417	7.66%	869,591
2009*	10.000000	12.968302	29.68%	1,431

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.335958	24.432623	-3.57%	76,681
2010	20.288667	25.335958	24.88%	88,321
2009	14.993142	20.288667	35.32%	100,764
2008	23.848329	14.993142	-37.13%	113,478
2007	22.408755	23.848329	6.42%	146,104
2006	20.607907	22.408755	8.74%	168,852
2005	18.578210	20.607907	10.93%	225,840
2004	16.223105	18.578210	14.52%	275,966
2003	12.175959	16.223105	33.24%	269,340
2002	14.528686	12.175959	-16.19%	270,264
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.550759	12.419345	-1.05%	648,981
2010	12.683920	12.550759	-1.05%	629,955
2009	12.813136	12.683920	-1.01%	828,501
2008	12.688521	12.813136	0.98%	1,404,857
2007	12.237404	12.688521	3.69%	1,224,995
2006	11.830928	12.237404	3.44%	1,152,587
2005	11.645419	11.830928	1.59%	1,218,742
2004	11.674269	11.645419	-0.25%	1,249,149
2003	11.724794	11.674269	-0.43%	1,594,021
2002	11.707381	11.724794	0.15%	2,033,966
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.468360	17.199908	4.44%	83,039
2010	15.049686	16.468360	9.43%	96,964
2009	12.228161	15.049686	23.07%	117,087
2008	14.941518	12.228161	-18.16%	139,594
2007	14.433410	14.941518	3.52%	206,749
2006	13.913021	14.433410	3.74%	230,619
2005	13.760263	13.913021	1.11%	296,279
2004	13.053372	13.760263	5.42%	326,923
2003	11.766225	13.053372	10.94%	352,985
2002	11.091651	11.766225	6.08%	414,367
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.227920	13.663681	-10.27%	0
2010	13.483249	15.227920	12.94%	0
2009*	10.000000	13.483249	34.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.289882	8.331505	-10.32%	197,271
2010	8.232804	9.289882	12.84%	212,179
2009	6.097185	8.232804	35.03%	249,502
2008*	10.000000	6.097185	-39.03%	6,748

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.151407	13.406768	-16.99%	16,390
2010	15.382472	16.151407	5.00%	15,399
2009	11.973127	15.382472	28.47%	21,780
2008	22.547275	11.973127	-46.90%	23,374
2007	22.138852	22.547275	1.84%	42,489
2006	18.227091	22.138852	21.46%	48,644
2005	16.438512	18.227091	10.88%	43,989
2004	13.814041	16.438512	19.00%	38,254
2003*	10.000000	13.814041	38.14%	13,860
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.275848	8.911894	-3.92%	23,562
2010	8.115500	9.275848	14.30%	29,286
2009	6.319765	8.115500	28.41%	4,953
2008*	10.000000	6.319765	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.441661	9.729852	-6.82%	10,273
2010*	10.000000	10.441661	4.42%	18,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.866617	8.239178	-7.08%	5,109
2010	7.947674	8.866617	11.56%	7,000
2009	6.303974	7.947674	26.07%	10,681
2008*	10.000000	6.303974	-36.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.842572	9.327500	-5.23%	203,308
2010	7.843432	9.842572	25.49%	255,256
2009	6.235505	7.843432	25.79%	295,067
2008*	10.000000	6.235505	-37.64%	2,604
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.255010	9.911992	-3.34%	77,097
2010	8.663025	10.255010	18.38%	85,403
2009	6.710343	8.663025	29.10%	102,798
2008*	10.000000	6.710343	-32.90%	4,524
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.437023	14.193127	-1.69%	24,787
2010	11.630412	14.437023	24.13%	24,775
2009	9.221509	11.630412	26.12%	29,041
2008	17.393550	9.221509	-46.98%	33,278
2007	16.017386	17.393550	8.59%	46,142
2006	15.683909	16.017386	2.13%	44,384
2005	14.663488	15.683909	6.96%	58,330
2004	13.066145	14.663488	12.23%	76,346
2003	9.834714	13.066145	32.86%	95,756
2002	14.898743	9.834714	-33.99%	94,583

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.753902	23.252537	-6.07%	60,522
2010	19.759466	24.753902	25.28%	71,415
2009	15.821493	19.759466	24.89%	104,143
2008	23.566889	15.821493	-32.87%	132,410
2007	25.582039	23.566889	-7.88%	176,096
2006	22.041053	25.582039	16.07%	252,150
2005	21.610219	22.041053	1.99%	341,267
2004	18.618721	21.610219	16.07%	425,373
2003	11.995839	18.618721	55.21%	467,907
2002	16.644463	11.995839	-27.93%	517,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.043130	21.534130	-6.55%	83,934
2010	18.582482	23.043130	24.00%	105,545
2009	13.941637	18.582482	33.29%	121,318
2008	22.794950	13.941637	-38.84%	143,177
2007	22.557215	22.794950	1.05%	208,084
2006	20.346532	22.557215	10.87%	235,189
2005	18.306917	20.346532	11.14%	331,607
2004	15.544248	18.306917	17.77%	383,712
2003	11.140091	15.544248	39.53%	409,566
2002	13.618327	11.140091	-18.20%	443,068
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.427368	12.362176	-0.52%	306,405
2010	11.070244	12.427368	12.26%	348,243
2009	8.872334	11.070244	24.77%	395,714
2008	15.342046	8.872334	-42.17%	448,260
2007	14.333090	15.342046	7.04%	585,062
2006	12.747536	14.333090	12.44%	726,427
2005	11.990154	12.747536	6.32%	957,289
2004	11.040763	11.990154	8.60%	1,169,294
2003	8.750353	11.040763	26.18%	1,325,133
2002	10.700156	8.750353	-18.22%	1,548,820
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.350388	9.853885	5.38%	127,808
2010	7.258721	9.350388	28.82%	169,336
2009	5.606879	7.258721	29.46%	173,646
2008*	10.000000	5.606879	-43.93%	373
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.605217	10.630383	0.24%	13,812
2010	10.464519	10.605217	1.34%	16,928
2009	9.873597	10.464519	5.98%	28,820
2008*	10.000000	9.873597	-1.26%	493
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.619829	11.802340	-13.34%	5,469
2010	12.942918	13.619829	5.23%	4,330
2009*	10.000000	12.942918	29.43%	5,146

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.151230	11.744329	-3.35%	70,350
2010	10.607111	12.151230	14.56%	66,161
2009	8.338977	10.607111	27.20%	71,563
2008	13.375244	8.338977	-37.65%	78,631
2007	13.824407	13.375244	-3.25%	115,346
2006	12.053514	13.824407	14.69%	135,842
2005	11.684800	12.053514	3.16%	152,888
2004	10.050098	11.684800	16.27%	183,967
2003	7.727599	10.050098	30.05%	146,775
2002	10.432880	7.727599	-25.93%	158,442
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.739013	10.657249	-0.76%	52,196
2010	10.308180	10.739013	4.18%	58,208
2009	9.192484	10.308180	12.14%	32,780
2008	10.731098	9.192484	-14.34%	30,287
2007	10.351661	10.731098	3.67%	61,670
2006	10.039359	10.351661	3.11%	55,040
2005	10.001252	10.039359	0.38%	50,955
2004	10.029240	10.001252	-0.28%	71,748
2003*	10.000000	10.029240	0.29%	19,320
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.348353	8.173271	-2.10%	0
2010	7.053604	8.348353	18.36%	0
2009	5.807100	7.053604	21.47%	0
2008	9.696259	5.807100	-40.11%	0
2007	9.749511	9.696259	-0.55%	0
2006*	10.000000	9.749511	-2.50%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.564681	13.009065	-4.10%	34,905
2010	11.158301	13.564681	21.57%	39,350
2009	8.580237	11.158301	30.05%	27,257
2008	14.319374	8.580237	-40.08%	6,158
2007	13.448279	14.319374	6.48%	13,942
2006	11.952742	13.448279	12.51%	7,661
2005	11.304090	11.952742	5.74%	6,895
2004*	10.000000	11.304090	13.04%	771
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.995473	14.667812	-2.19%	0
2010	13.850234	14.995473	8.27%	0
2009	9.685417	13.850234	43.00%	193,152
2008	17.966395	9.685417	-46.09%	233,613
2007	15.907313	17.966395	12.94%	295,982
2006	14.891993	15.907313	6.82%	336,372
2005	14.319467	14.891993	4.00%	458,571
2004	13.532726	14.319467	5.81%	568,025
2003	10.444338	13.532726	29.57%	607,243
2002	14.431466	10.444338	-27.63%	685,338

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.875959	19.856810	-9.23%	52,974
2010	19.062754	21.875959	14.76%	63,926
2009	13.790576	19.062754	38.23%	72,925
2008	23.303966	13.790576	-40.82%	85,103
2007	22.148887	23.303966	5.22%	111,996
2006	19.019077	22.148887	16.46%	120,736
2005	16.810131	19.019077	13.14%	116,174
2004	14.252599	16.810131	17.94%	103,911
2003*	10.000000	14.252599	42.53%	61,105
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.881325	12.597123	-9.25%	37,631
2010	12.097212	13.881325	14.75%	45,535
2009	8.746810	12.097212	38.30%	56,202
2008	14.779357	8.746810	-40.82%	76,795
2007	14.049241	14.779357	5.20%	105,485
2006	12.063619	14.049241	16.46%	90,228
2005	10.665285	12.063619	13.11%	137,470
2004	9.045084	10.665285	17.91%	164,007
2003	6.391359	9.045084	41.52%	214,312
2002	8.295449	6.391359	-22.95%	265,024
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.851803	2.768883	-2.91%	2,503
2010	2.513024	2.851803	13.48%	6,749
2009	2.003666	2.513024	25.42%	2,623
2008	9.593074	2.003666	-79.11%	166
2007*	10.000000	9.593074	-4.07%	1,306
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.095495	2.991472	-3.36%	0
2010	2.724711	3.095495	13.61%	0
2009	2.197329	2.724711	24.00%	0
2008	10.412185	2.197329	-78.90%	0
2007	10.533976	10.412185	-1.16%	1,330
2006*	10.000000	10.533976	5.34%	4,943
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.271664	12.141322	-1.06%	173,951
2010	10.681293	12.271664	14.89%	187,546
2009	8.414534	10.681293	26.94%	234,233
2008	13.820827	8.414534	-39.12%	269,911
2007	13.376520	13.820827	3.32%	366,527
2006	11.752267	13.376520	13.82%	452,098
2005	11.206873	11.752267	4.87%	570,588
2004	10.347021	11.206873	8.31%	703,788
2003	8.251913	10.347021	25.39%	805,047
2002	10.270073	8.251913	-19.65%	842,445

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.992485	9.669019	-3.24%	14,225
2010	8.183088	9.992485	22.11%	12,238
2009	6.027831	8.183088	35.76%	15,995
2008	9.798644	6.027831	-38.48%	14,833
2007	10.024461	9.798644	-2.25%	18,521
2006*	10.000000	10.024461	0.24%	7,369
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.026321	12.030690	0.04%	113,911
2010	9.535038	12.026321	26.13%	125,587
2009	7.266731	9.535038	31.21%	148,553
2008	14.418927	7.266731	-49.60%	169,893
2007	13.704922	14.418927	5.21%	213,508
2006	13.452346	13.704922	1.88%	267,163
2005	12.102745	13.452346	11.15%	353,125
2004	10.211605	12.102745	18.52%	391,870
2003	8.217057	10.211605	24.27%	437,215
2002	11.500467	8.217057	-28.55%	491,992
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.784787	12.642832	7.28%	17,041
2010	10.889269	11.784787	8.22%	5,001
2009*	10.000000	10.889269	8.89%	2,292
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.416548	11.410852	-0.05%	107,253
2010	10.968874	11.416548	4.08%	48,442
2009*	10.000000	10.968874	9.69%	8,344
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.803216	14.147476	10.50%	0
2010	11.968273	12.803216	6.98%	0
2009	10.220224	11.968273	17.10%	0
2008	11.109026	10.220224	-8.00%	0
2007	10.147287	11.109026	9.48%	0
2006*	10.000000	10.147287	1.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.992100	14.344674	2.52%	0
2010	13.079395	13.992100	6.98%	0
2009	11.592014	13.079395	12.83%	0
2008	11.183921	11.592014	3.65%	0
2007	10.394465	11.183921	7.59%	0
2006*	10.000000	10.394465	3.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.020820	0.21%	906

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.797561	11.130984	-13.02%	0
2010	9.951646	12.797561	28.60%	0
2009	6.363587	9.951646	56.38%	0
2008	11.336649	6.363587	-43.87%	0
2007	11.019285	11.336649	2.88%	0
2006*	10.000000	11.019285	10.19%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527946	9.997343	-5.04%	23
2010	9.505605	10.527946	10.76%	23
2009	8.107036	9.505605	17.25%	62
2008	13.094492	8.107036	-38.09%	87
2007	14.059394	13.094492	-6.86%	217
2006	11.714840	14.059394	20.01%	316
2005	11.074140	11.714840	5.79%	316
2004	9.888676	11.074140	11.99%	316
2003	8.084119	9.888676	22.32%	316
2002	10.167221	8.084119	-20.49%	3,150
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.494272	10.541607	-8.29%	0
2010	10.103028	11.494272	13.77%	0
2009	8.152328	10.103028	23.93%	0
2008	13.336674	8.152328	-38.87%	0
2007	13.205985	13.336674	0.99%	0
2006	11.532213	13.205985	14.51%	0
2005	10.915508	11.532213	5.65%	0
2004	9.857262	10.915508	10.74%	0
2003	7.939254	9.857262	24.16%	0
2002	10.189224	7.939254	-22.08%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562259	11.537032	9.23%	24,567
2010*	10.000000	10.562259	5.62%	2,480
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.119553	11.624531	4.54%	895
2010	10.488173	11.119553	6.02%	939
2009	9.667083	10.488173	8.49%	3,269
2008	10.879942	9.667083	-11.15%	7,536
2007	10.427386	10.879942	4.34%	20,199
2006*	10.000000	10.427386	4.27%	3,952
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.553490	27.064202	5.91%	6,182
2010	23.531461	25.553490	8.59%	9,778
2009	18.263729	23.531461	28.84%	11,303
2008	21.708821	18.263729	-15.87%	13,126
2007	20.595131	21.708821	5.41%	21,150
2006	18.783127	20.595131	9.65%	23,456
2005	16.910231	18.783127	11.08%	37,634
2004	15.527295	16.910231	8.91%	49,491
2003	12.272332	15.527295	26.52%	67,237
2002	11.355355	12.272332	8.08%	76,122

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820663	13.172730	-4.69%	0
2010	13.216116	13.820663	4.57%	0
2009	10.077999	13.216116	31.14%	0
2008	18.393156	10.077999	-45.21%	0
2007	16.222499	18.393156	13.38%	0
2006	13.101295	16.222499	23.82%	0
2005	11.920493	13.101295	9.91%	0
2004	10.262492	11.920493	16.16%	0
2003	8.139606	10.262492	26.08%	0
2002*	10.000000	8.139606	-18.60%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.314442	19.336724	-26.52%	16,000
2010	20.966110	26.314442	25.51%	20,864
2009	9.939339	20.966110	110.94%	24,691
2008	28.520840	9.939339	-65.15%	27,268
2007	20.946101	28.520840	36.16%	34,493
2006	15.174857	20.946101	38.03%	37,966
2005	11.617992	15.174857	30.62%	53,186
2004	9.326515	11.617992	24.57%	81,313
2003	6.112883	9.326515	52.57%	159,912
2002	6.362414	6.112883	-3.92%	174,908
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.315944	28.370161	-17.33%	11,041
2010	26.834592	34.315944	27.88%	12,002
2009	17.214804	26.834592	55.88%	13,042
2008	32.293027	17.214804	-46.69%	13,234
2007	22.453358	32.293027	43.82%	17,986
2006	18.226802	22.453358	23.19%	20,207
2005	12.144376	18.226802	50.08%	36,235
2004	9.879500	12.144376	22.93%	57,122
2003	6.895881	9.879500	43.27%	82,407
2002	7.172354	6.895881	-3.85%	63,355
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.216025	11.262745	-7.80%	2,563
2010	10.989052	12.216025	11.17%	2,563
2009	8.740381	10.989052	25.73%	2,563
2008	14.216592	8.740381	-38.52%	2,563
2007	13.067757	14.216592	8.79%	2,563
2006	11.616765	13.067757	12.49%	1,911
2005	10.795475	11.616765	7.61%	4,983
2004	9.948427	10.795475	8.51%	4,983
2003	7.449037	9.948427	33.55%	4,983
2002	9.833527	7.449037	-24.25%	4,983
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.444292	15.524010	-5.60%	19,092
2010	13.109049	16.444292	25.44%	14,048
2009*	10.000000	13.109049	31.09%	1,934

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.966845	9.911273	-9.63%	104,550
2010	8.759604	10.966845	25.20%	114,549
2009	6.208582	8.759604	41.09%	69,543
2008*	10.000000	6.208582	-37.91%	30,162
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.926098	14.285811	10.52%	353,292
2010	12.433365	12.926098	3.96%	331,863
2009	11.406501	12.433365	9.00%	344,720
2008	11.719554	11.406501	-2.67%	335,091
2007	10.823057	11.719554	8.28%	187,946
2006	10.772114	10.823057	0.47%	221,698
2005	10.724012	10.772114	0.45%	277,794
2004	10.247814	10.724012	4.65%	285,696
2003*	10.000000	10.247814	2.48%	106,553
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480316	13.747239	1.98%	276,788
2010	11.940917	13.480316	12.89%	343,727
2009	10.223592	11.940917	16.80%	391,517
2008	15.803283	10.223592	-35.31%	445,872
2007	15.990790	15.803283	-1.17%	392,738
2006	13.808600	15.990790	15.80%	509,148
2005	13.343804	13.808600	3.48%	609,588
2004	11.940757	13.343804	11.75%	626,313
2003	9.333731	11.940757	27.93%	656,950
2002	11.705008	9.333731	-20.26%	566,564
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.131262	11.914872	-1.78%	58,228
2010	10.285729	12.131262	17.94%	57,634
2009	8.003497	10.285729	28.52%	72,604
2008	10.697120	8.003497	-25.18%	76,675
2007	11.071995	10.697120	-3.39%	41,748
2006*	10.000000	11.071995	10.72%	21,872
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	1,090,414
2008	20.554101	14.884699	-27.58%	1,184,419
2007	21.909766	20.554101	-6.19%	1,143,755
2006	18.670139	21.909766	17.35%	1,348,710
2005	17.972501	18.670139	3.88%	1,521,012
2004	15.894190	17.972501	13.08%	1,677,569
2003	12.461991	15.894190	27.54%	1,659,345
2002	14.420645	12.461991	-13.58%	1,421,135

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122397	12.505920	-4.70%	243,497
2010	12.088339	13.122397	8.55%	193,397
2009*	10.000000	12.088339	20.88%	81,176
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.512910	15.428967	-0.54%	153,218
2010	12.465786	15.512910	24.44%	154,168
2009	10.081407	12.465786	23.65%	174,184
2008	14.755033	10.081407	-31.67%	201,722
2007	15.018400	14.755033	-1.75%	208,730
2006	13.272308	15.018400	13.16%	235,587
2005	12.514320	13.272308	6.06%	231,756
2004	10.381496	12.514320	20.54%	256,595
2003	7.618563	10.381496	36.27%	295,841
2002*	10.000000	7.618563	-23.81%	38,500
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715723	11.691544	-0.21%	91,202
2010	10.317348	11.715723	13.55%	101,230
2009	7.799377	10.317348	32.28%	116,280
2008	12.026253	7.799377	-35.15%	126,469
2007	11.282351	12.026253	6.59%	135,071
2006	10.446352	11.282351	8.00%	115,502
2005	10.193646	10.446352	2.48%	125,840
2004	9.704318	10.193646	5.04%	153,746
2003	7.787219	9.704318	24.62%	202,739
2002	11.081580	7.787219	-29.73%	227,001
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.421278	13.523176	0.76%	1,092,360
2010	11.817023	13.421278	13.58%	1,371,953
2009	9.457808	11.817023	24.94%	1,593,483
2008	15.213830	9.457808	-37.83%	1,805,205
2007	14.615858	15.213830	4.09%	1,834,114
2006	12.795006	14.615858	14.23%	1,999,321
2005	12.357170	12.795006	3.54%	2,350,383
2004	11.292966	12.357170	9.42%	2,685,637
2003	8.895399	11.292966	26.95%	2,809,696
2002	11.585200	8.895399	-23.22%	2,489,181
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.978871	16.149529	7.82%	249,599
2010	13.133645	14.978871	14.05%	280,599
2009	10.835374	13.133645	21.21%	308,182
2008	15.551743	10.835374	-30.33%	353,134
2007	14.678695	15.551743	5.95%	303,807
2006	12.741982	14.678695	15.20%	361,108
2005	12.342942	12.741982	3.23%	383,583
2004	11.880707	12.342942	3.89%	430,548
2003	9.914002	11.880707	19.84%	455,998
2002	12.036131	9.914002	-17.63%	390,215

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.006898	12.905367	-19.38%	377
2010	15.494547	16.006898	3.31%	862
2009	11.961882	15.494547	29.53%	898
2008	19.296974	11.961882	-38.01%	898
2007	18.734599	19.296974	3.00%	1,530
2006	15.450871	18.734599	21.25%	1,605
2005	13.962144	15.450871	10.66%	3,984
2004	11.762272	13.962144	18.70%	4,230
2003	8.722016	11.762272	34.86%	3,965
2002	10.047625	8.722016	-13.19%	3,225
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.529165	9.823778	-14.79%	1,854
2010	8.888543	11.529165	29.71%	2,685
2009	7.130757	8.888543	24.65%	2,215
2008	11.553497	7.130757	-38.28%	2,094
2007	13.135461	11.553497	-12.04%	2,142
2006	12.798639	13.135461	2.63%	2,263
2005	12.231073	12.798639	4.64%	2,322
2004	11.107443	12.231073	10.12%	2,220
2003	8.528249	11.107443	30.24%	2,798
2002	10.662171	8.528249	-20.01%	358
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.523281	16.713375	1.15%	733,076
2010	15.397564	16.523281	7.31%	912,221
2009	12.927144	15.397564	19.11%	1,068,425
2008	14.098393	12.927144	-8.31%	1,150,053
2007	13.527760	14.098393	4.22%	1,204,817
2006	13.132275	13.527760	3.01%	1,283,032
2005	13.107871	13.132275	0.19%	1,505,308
2004	12.790643	13.107871	2.48%	1,634,123
2003	12.358755	12.790643	3.49%	1,905,769
2002	11.432220	12.358755	8.10%	1,834,358
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.473634	11.315439	-1.38%	84,706
2010	10.290497	11.473634	11.50%	83,807
2009	8.380770	10.290497	22.79%	69,068
2008	11.310248	8.380770	-25.90%	49,548
2007	10.526627	11.310248	7.44%	44,755
2006*	10.000000	10.526627	5.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030144	10.786367	-2.21%	59,042
2010	9.738655	11.030144	13.26%	50,033
2009	7.646576	9.738655	27.36%	47,607
2008	11.490429	7.646576	-33.45%	53,143
2007	10.546649	11.490429	8.95%	16,726
2006*	10.000000	10.546649	5.47%	4,457

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.611150	10.211709	-3.76%	44,030
2010	9.249263	10.611150	14.72%	34,611
2009	7.117041	9.249263	29.96%	27,387
2008	11.621249	7.117041	-38.76%	18,109
2007	10.566834	11.621249	9.98%	25,799
2006*	10.000000	10.566834	5.67%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.304743	20.515234	-3.71%	0
2010	18.394528	21.304743	15.82%	0
2009	13.709604	18.394528	34.17%	1,268,137
2008	24.156274	13.709604	-43.25%	1,350,250
2007	20.786972	24.156274	16.21%	1,511,955
2006	18.834678	20.786972	10.37%	1,524,946
2005	16.297747	18.834678	15.57%	1,591,381
2004	14.287374	16.297747	14.07%	1,468,083
2003	11.255043	14.287374	26.94%	1,317,724
2002	12.564462	11.255043	-10.42%	993,408
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.488753	9.834227	-6.24%	180,268
2010	8.900303	10.488753	17.85%	207,862
2009	6.098189	8.900303	45.95%	187,395
2008	13.523666	6.098189	-54.91%	203,870
2007	9.389333	13.523666	44.03%	131,760
2006*	10.000000	9.389333	-6.11%	31,592
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.017074	14.979785	-0.25%	1,444,228
2010	13.193376	15.017074	13.82%	1,754,955
2009	10.259159	13.193376	28.60%	1,980,975
2008	18.105249	10.259159	-43.34%	2,119,086
2007	18.051815	18.105249	0.30%	2,087,898
2006	15.199905	18.051815	18.76%	2,331,335
2005	14.531777	15.199905	4.60%	2,569,561
2004	13.191825	14.531777	10.16%	2,855,701
2003	10.243000	13.191825	28.79%	2,886,811
2002	12.478012	10.243000	-17.91%	2,424,350
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	69,477
2008	12.577225	5.589833	-55.56%	85,250
2007	10.336124	12.577225	21.68%	60,609
2006	9.924641	10.336124	4.15%	65,562
2005	9.217840	9.924641	7.67%	89,177
2004	8.705771	9.217840	5.88%	116,553
2003	6.788835	8.705771	28.24%	101,394
2002	8.791124	6.788835	-22.78%	110,485

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.050381	12.925353	-0.96%	672,929
2010	10.636620	13.050381	22.69%	834,405
2009	8.392585	10.636620	26.74%	925,935
2008	16.082526	8.392585	-47.82%	1,023,486
2007	12.818073	16.082526	25.47%	1,085,508
2006	12.142810	12.818073	5.56%	1,040,909
2005	11.618360	12.142810	4.51%	1,251,524
2004	11.376318	11.618360	2.13%	1,550,719
2003	8.662889	11.376318	31.32%	1,656,568
2002	12.549094	8.662889	-30.97%	1,510,092
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.038580	14.429589	2.79%	262,025
2010	12.474675	14.038580	12.54%	335,777
2009	8.773015	12.474675	42.19%	393,514
2008	11.837516	8.773015	-25.89%	429,432
2007	11.660133	11.837516	1.52%	550,732
2006	10.604160	11.660133	9.96%	855,936
2005	10.457917	10.604160	1.40%	939,949
2004	9.659661	10.457917	8.26%	1,031,227
2003	7.692360	9.659661	25.57%	1,265,100
2002	7.506322	7.692360	2.48%	856,728
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.650255	11.982747	2.85%	217,299
2010	10.363858	11.650255	12.41%	251,338
2009	7.280603	10.363858	42.35%	325,943
2008	9.812673	7.280603	-25.80%	152,281
2007*	10.000000	9.812673	-1.87%	182,241
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.080146	13.869193	6.03%	222,771
2010	12.282400	13.080146	6.50%	308,759
2009	10.736231	12.282400	14.40%	374,077
2008	11.231360	10.736231	-4.41%	336,278
2007	10.897994	11.231360	3.06%	397,328
2006	10.564594	10.897994	3.16%	334,079
2005	10.464104	10.564594	0.96%	265,983
2004	10.142433	10.464104	3.17%	155,733
2003*	10.000000	10.142433	1.42%	89,869
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.886570	10.496172	-11.70%	338,119
2010	9.338298	11.886570	27.29%	455,636
2009	6.743663	9.338298	38.48%	337,079
2008	11.272286	6.743663	-40.17%	270,356
2007	9.869805	11.272286	14.21%	215,236
2006*	10.000000	9.869805	-1.30%	118,017

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.524786	13.527678	-18.14%	29,069
2010	14.787237	16.524786	11.75%	34,287
2009	11.825312	14.787237	25.05%	43,218
2008	21.300566	11.825312	-44.48%	47,230
2007	18.376710	21.300566	15.91%	48,130
2006	15.753299	18.376710	16.65%	51,467
2005	13.388056	15.753299	17.67%	57,899
2004	11.928089	13.388056	12.24%	65,996
2003	8.421945	11.928089	41.63%	75,622
2002	10.690513	8.421945	-21.22%	90,931
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.194792	12.427733	-18.21%	162,551
2010	13.594998	15.194792	11.77%	211,866
2009	10.867381	13.594998	25.10%	249,661
2008	19.579612	10.867381	-44.50%	263,273
2007	16.889323	19.579612	15.93%	303,783
2006	14.477894	16.889323	16.66%	313,927
2005	12.309005	14.477894	17.62%	274,759
2004	10.965863	12.309005	12.25%	241,083
2003	7.739985	10.965863	41.68%	145,291
2002*	10.000000	7.739985	-22.60%	74,589
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.006538	13.528547	-9.85%	52,295
2010	11.999041	15.006538	25.06%	82,839
2009	7.708219	11.999041	55.67%	89,279
2008	15.963627	7.708219	-51.71%	75,652
2007	15.286166	15.963627	4.43%	95,815
2006	13.301272	15.286166	14.92%	88,251
2005	13.113789	13.301272	1.43%	96,611
2004	11.632535	13.113789	12.73%	187,527
2003	7.454046	11.632535	56.06%	169,705
2002*	10.000000	7.454046	-25.46%	60,482
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877684	12.027382	1.26%	258,514
2010	10.658939	11.877684	11.43%	347,133
2009	7.948254	10.658939	34.10%	357,928
2008	11.424928	7.948254	-30.43%	269,617
2007	11.134394	11.424928	2.61%	203,028
2006*	10.000000	11.134394	11.34%	153,012
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.536498	10.028976	-4.82%	118,865
2010	8.308699	10.536498	26.81%	142,344
2009	6.504602	8.308699	27.74%	161,697
2008	9.818976	6.504602	-33.75%	155,583
2007	10.170851	9.818976	-3.46%	94,252
2006*	10.000000	10.170851	1.71%	46,960

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280772	9.037365	-2.62%	24,895
2010	8.511220	9.280772	9.04%	31,899
2009	6.607120	8.511220	28.82%	34,293
2008*	10.000000	6.607120	-33.93%	2,951
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.629855	10.510138	-16.78%	47,481
2010	10.867049	12.629855	16.22%	74,553
2009	6.364846	10.867049	70.74%	94,365
2008	13.598175	6.364846	-53.19%	37,804
2007	10.684141	13.598175	27.27%	75,869
2006*	10.000000	10.684141	6.84%	10,800
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
2004	10.321614	12.134664	17.57%	0
2003	7.873374	10.321614	31.10%	0
2002*	10.000000	7.873374	-21.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645578	9.404336	-11.66%	39,112
2010	9.929187	10.645578	7.22%	51,612
2009	7.317648	9.929187	35.69%	62,474
2008	12.413074	7.317648	-41.05%	61,479
2007	10.872497	12.413074	14.17%	61,559
2006*	10.000000	10.872497	8.72%	31,618
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.025238	15.717821	-1.92%	230,557
2010	14.166385	16.025238	13.12%	246,868
2009	12.068737	14.166385	17.38%	187,042
2008	11.489837	12.068737	5.04%	208,946
2007	10.463874	11.489837	9.80%	207,664
2006*	10.000000	10.463874	4.64%	49,396
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.317181	9.025097	-12.52%	0
2010*	10.000000	10.317181	3.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.292708	11.066998	-2.00%	1,697
2010*	10.000000	11.292708	12.93%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.446440	13.290426	-1.16%	1,647
2010	12.410075	13.446440	8.35%	1,755
2009	9.780442	12.410075	26.89%	1,987
2008	14.156332	9.780442	-30.91%	3,377
2007	13.239993	14.156332	6.92%	5,721
2006	11.470926	13.239993	15.42%	5,744
2005	11.013100	11.470926	4.16%	753
2004	10.219051	11.013100	7.77%	799
2003	8.304620	10.219051	23.05%	734
2002	9.947104	8.304620	-16.51%	537
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
2004	10.466614	12.836417	22.64%	0
2003	8.199880	10.466614	27.64%	0
2002*	10.000000	8.199880	-18.00%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.138734	-8.61%	9,026
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.685706	21.737636	-8.22%	70,576
2010	22.037235	23.685706	7.48%	91,508
2009*	10.000000	22.037235	23.67%	66,758
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.884966	9.097794	-7.96%	637,956
2010	9.386671	9.884966	5.31%	955,840
2009	6.500045	9.386671	44.41%	1,157,054
2008	11.801837	6.500045	-44.92%	1,036,731
2007	8.734063	11.801837	35.12%	976,231
2006	8.093142	8.734063	7.92%	805,473
2005	7.270035	8.093142	11.32%	920,502
2004	6.231243	7.270035	16.67%	1,028,114
2003	5.240220	6.231243	18.91%	1,111,822
2002	6.302423	5.240220	-16.85%	1,130,113
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.092165	4.600236	-9.66%	160,315
2010	4.138988	5.092165	23.03%	192,059
2009	2.667374	4.138988	55.17%	222,519
2008	4.813811	2.667374	-44.59%	262,624
2007	3.999765	4.813811	20.35%	285,775
2006	3.750538	3.999765	6.65%	235,538
2005	3.399492	3.750538	10.33%	285,531
2004	3.417949	3.399492	-0.54%	339,813
2003	2.359397	3.417949	44.87%	387,451
2002	4.038883	2.359397	-41.58%	474,132
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.626398	11.795326	-33.08%	227,712
2010	14.255855	17.626398	23.64%	277,453
2009	8.049491	14.255855	77.10%	360,270
2008	17.037948	8.049491	-52.76%	441,059
2007	13.457741	17.037948	26.60%	429,044
2006	9.279830	13.457741	45.02%	389,802
2005	7.111343	9.279830	30.49%	440,485
2004	6.058322	7.111343	17.38%	496,030
2003	4.553254	6.058322	33.05%	548,582
2002	6.201296	4.553254	-26.58%	710,543

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.571140	14.722599	1.04%	56,478
2010	11.934062	14.571140	22.10%	66,908
2009	9.524129	11.934062	25.30%	73,270
2008	14.418129	9.524129	-33.94%	83,253
2007	14.230228	14.418129	1.32%	110,719
2006	12.314314	14.230228	15.56%	132,696
2005	11.400631	12.314314	8.01%	195,099
2004*	10.000000	11.400631	14.01%	68,592
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.445607	10.282757	-1.56%	172,773
2010	9.496562	10.445607	9.99%	219,243
2009	7.841640	9.496562	21.10%	235,450
2008	11.788968	7.841640	-33.48%	189,729
2007	11.079463	11.788968	6.40%	171,904
2006*	10.000000	11.079463	10.79%	50,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764126	10.456746	-2.86%	22,537
2010*	10.000000	10.764126	7.64%	19,111
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.092604	7.948483	-1.78%	60,923
2010	6.861832	8.092604	17.94%	82,971
2009	5.198214	6.861832	32.00%	90,476
2008	8.575303	5.198214	-39.38%	67,843
2007	7.253528	8.575303	18.22%	52,077
2006	6.907911	7.253528	5.00%	64,376
2005	6.558208	6.907911	5.33%	64,114
2004	6.131042	6.558208	6.97%	79,871
2003	4.670172	6.131042	31.28%	109,088
2002	6.624951	4.670172	-29.51%	81,965
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.995773	13.931646	-0.46%	1,059,253
2010	12.472097	13.995773	12.22%	1,382,564
2009*	10.000000	12.472097	24.72%	7,109
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330858	10.312373	-0.18%	214,123
2010	9.325078	10.330858	10.79%	250,922
2009	7.639940	9.325078	22.06%	245,826
2008	11.000442	7.639940	-30.55%	195,938
2007	10.479861	11.000442	4.97%	231,270
2006*	10.000000	10.479861	4.80%	51,050
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042165	11.546118	4.56%	89,809
2010	10.533955	11.042165	4.82%	138,900
2009	9.497230	10.533955	10.92%	143,270
2008	10.654712	9.497230	-10.86%	123,179
2007	10.461879	10.654712	1.84%	152,987
2006*	10.000000	10.461879	4.62%	55,372

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.388162	10.214607	-10.31%	141,008
2010	10.345640	11.388162	10.08%	178,779
2009	7.387323	10.345640	40.05%	204,858
2008	12.172813	7.387323	-39.31%	186,152
2007	10.762882	12.172813	13.10%	169,492
2006*	10.000000	10.762882	7.63%	122,107
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.078460	9.500514	-5.73%	188,819
2010	8.621883	10.078460	16.89%	225,159
2009	6.281631	8.621883	37.26%	218,639
2008	11.385541	6.281631	-44.83%	246,258
2007	10.288678	11.385541	10.66%	181,170
2006*	10.000000	10.288678	2.89%	102,238
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532609	8.250277	-3.31%	113,689
2010	7.774220	8.532609	9.76%	120,627
2009	6.014749	7.774220	29.25%	111,420
2008	9.819431	6.014749	-38.75%	77,272
2007*	10.000000	9.819431	-1.81%	20,982
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.243189	17.705005	2.68%	124,032
2010	15.408067	17.243189	11.91%	153,106
2009	10.670909	15.408067	44.39%	203,792
2008	14.983441	10.670909	-28.78%	262,049
2007	14.690513	14.983441	1.99%	396,607
2006	13.429490	14.690513	9.39%	440,307
2005	13.262747	13.429490	1.26%	538,346
2004	10.381496	12.514320	20.54%	256,595
2004	12.180431	13.262747	8.89%	846,759
2003	10.072515	12.180431	20.93%	823,989
2002	9.866328	10.072515	2.09%	631,222
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.427049	13.785261	2.67%	200,112
2010	11.997439	13.427049	11.92%	250,867
2009	8.304238	11.997439	44.47%	299,283
2008	11.677897	8.304238	-28.89%	202,875
2007	11.445881	11.677897	2.03%	206,882
2006	10.463797	11.445881	9.39%	192,337
2005*	10.000000	10.463797	4.64%	145,914
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897568	7.777448	-12.59%	898,460
2010	7.781931	8.897568	14.34%	969,702
2009	5.144130	7.781931	51.28%	1,126,278
2008*	10.000000	5.144130	-48.56%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.751002	9.337300	-4.24%	9,420
2010	7.978095	9.751002	22.22%	10,731
2009	6.132866	7.978095	30.09%	37,334
2008*	10.000000	6.132866	-38.67%	79,054
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247549	8.562658	-7.41%	10,823
2010	8.133865	9.247549	13.69%	8,732
2009	6.365782	8.133865	27.77%	37,684
2008*	10.000000	6.365782	-36.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.261354	10.012205	-2.43%	129,350
2010	9.397542	10.261354	9.19%	209,123
2009	7.930212	9.397542	18.50%	82,441
2008*	10.000000	7.930212	-20.70%	47,949
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.837220	9.393792	-4.51%	59,257
2010	8.850147	9.837220	11.15%	61,105
2009	7.207070	8.850147	22.80%	79,859
2008*	10.000000	7.207070	-27.93%	11,718
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.722785	10.754709	0.30%	48,761
2010	10.151663	10.722785	5.63%	54,681
2009	9.082054	10.151663	11.78%	41,855
2008*	10.000000	9.082054	-9.18%	11,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050033	9.707840	-3.40%	147,946
2010	9.124286	10.050033	10.15%	175,020
2009	7.565372	9.124286	20.61%	99,595
2008*	10.000000	7.565372	-24.35%	50,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600776	9.051808	-5.72%	8,597
2010	8.567131	9.600776	12.07%	0
2009	6.843520	8.567131	25.19%	15,029
2008*	10.000000	6.843520	-31.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430294	10.287903	-1.37%	89,273
2010	9.672495	10.430294	7.83%	91,752
2009	8.310716	9.672495	16.39%	19,820
2008*	10.000000	8.310716	-16.89%	52,453
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245593	11.855700	5.43%	24,725
2010	10.621184	11.245593	5.88%	52,767
2009	9.872127	10.621184	7.59%	74,154
2008*	10.000000	9.872127	-1.28%	2,720

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.135789	12.728494	4.88%	15,915
2010	11.349822	12.135789	6.92%	18,601
2009	9.856077	11.349822	15.16%	12,928
2008*	10.000000	9.856077	-1.44%	13,301
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.394743	20.263882	-23.23%	3,552
2010	22.972236	26.394743	14.90%	5,822
2009	14.222724	22.972236	61.52%	7,960
2008	34.048272	14.222724	-58.23%	9,609
2007	23.649505	34.048272	43.97%	10,620
2006	17.489766	23.649505	35.22%	11,174
2005	13.332348	17.489766	31.18%	11,890
2004	11.164642	13.332348	19.42%	12,030
2003	6.830658	11.164642	63.45%	12,108
2002	8.147532	6.830658	-16.16%	14,231
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.014365	22.269985	-23.24%	99,101
2010	25.243732	29.014365	14.94%	155,039
2009	15.612753	25.243732	61.69%	174,848
2008	37.435968	15.612753	-58.29%	164,229
2007	26.008051	37.435968	43.94%	208,724
2006	19.244358	26.008051	35.15%	175,471
2005	14.667907	19.244358	31.20%	214,356
2004	12.281718	14.667907	19.43%	135,131
2003	7.516119	12.281718	63.41%	104,238
2002*	10.000000	7.516119	-24.84%	44,634
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.757301	16.715085	6.08%	1,200,735
2010	15.205460	15.757301	3.63%	1,570,349
2009	14.972061	15.205460	1.56%	1,856,827
2008	14.053697	14.972061	6.53%	2,010,484
2007	13.261543	14.053697	5.97%	1,900,038
2006	12.975103	13.261543	2.21%	2,002,331
2005	12.704400	12.975103	2.13%	2,285,271
2004	12.439896	12.704400	2.13%	2,570,106
2003	12.331593	12.439896	0.88%	3,209,860
2002	11.234737	12.331593	9.76%	3,503,439
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086948	10.786941	-10.76%	20,018
2010	10.787539	12.086948	12.05%	6,526
2009	8.408349	10.787539	28.30%	8,409
2008	15.760938	8.408349	-46.65%	8,477
2007	12.534539	15.760938	25.74%	2,189
2006	9.531459	12.534539	31.51%	2,658
2005	7.401248	9.531459	28.78%	2,830
2004	6.553362	7.401248	12.94%	2,910
2003	4.885747	6.553362	34.13%	2,960
2002	6.509205	4.885747	-24.94%	3,111

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.215057	17.148449	-10.76%	69,024
2010	17.152513	19.215057	12.02%	73,378
2009	13.374780	17.152513	28.25%	99,762
2008	25.062342	13.374780	-46.63%	83,789
2007	19.931416	25.062342	25.74%	97,102
2006	15.157788	19.931416	31.49%	64,677
2005	11.773306	15.157788	28.75%	46,679
2004	10.410101	11.773306	13.10%	29,275
2003	7.777707	10.410101	33.85%	21,368
2002*	10.000000	7.777707	-22.22%	23,753
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952007	7.716089	-13.81%	255,847
2010	8.427987	8.952007	6.22%	12,525
2009	6.626051	8.427987	27.19%	9,602
2008	11.772823	6.626051	-43.72%	7,349
2007	10.882719	11.772823	8.18%	11,606
2006*	10.000000	10.882719	8.83%	7,887
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.969022	13.272544	-4.99%	178,184
2010	12.321793	13.969022	13.37%	221,052
2009	9.794239	12.321793	25.81%	263,944
2008	15.680560	9.794239	-37.54%	197,034
2007	14.964301	15.680560	4.79%	200,534
2006	12.946440	14.964301	15.59%	218,716
2005	12.128091	12.946440	6.75%	192,160
2004	10.754510	12.128091	12.77%	194,172
2003	8.246178	10.754510	30.42%	176,528
2002*	10.000000	8.246178	-17.54%	61,257
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.549129	12.521179	-0.22%	29,827
2010	11.554648	12.549129	8.61%	15,460
2009*	10.000000	11.554648	15.55%	12,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.422987	13.151411	-2.02%	11,167
2010	12.114759	13.422987	10.80%	11,129
2009*	10.000000	12.114759	21.15%	5,633
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.900263	13.132595	1.80%	388,011
2010	12.317877	12.900263	4.73%	494,892
2009	11.417641	12.317877	7.88%	558,304
2008	12.284510	11.417641	-7.06%	433,952
2007	11.787573	12.284510	4.22%	459,259
2006	11.226330	11.787573	5.00%	652,116
2005	10.987504	11.226330	2.17%	539,369
2004	10.615823	10.987504	3.50%	519,522
2003	9.947392	10.615823	6.72%	511,086
2002*	10.000000	9.947392	-0.53%	315,287

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.696434	13.540603	-1.14%	1,563,293
2010	12.486034	13.696434	9.69%	1,955,074
2009	10.597109	12.486034	17.82%	2,307,856
2008	13.951104	10.597109	-24.04%	1,781,812
2007	13.351492	13.951104	4.49%	1,934,583
2006	12.123233	13.351492	10.13%	2,196,721
2005	11.635859	12.123233	4.19%	2,293,586
2004	10.741012	11.635859	8.33%	2,207,848
2003	9.046478	10.741012	18.73%	1,973,409
2002*	10.000000	9.046478	-9.54%	799,396
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.006517	13.558173	-3.20%	628,403
2010	12.551362	14.006517	11.59%	791,233
2009	10.202365	12.551362	23.02%	958,691
2008	15.035889	10.202365	-32.15%	1,029,091
2007	14.323110	15.035889	4.98%	973,426
2006	12.643526	14.323110	13.28%	1,025,516
2005	11.939394	12.643526	5.90%	1,025,180
2004	10.769790	11.939394	10.86%	1,023,981
2003	8.598521	10.769790	25.25%	773,445
2002*	10.000000	8.598521	-14.01%	311,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480344	13.607350	0.94%	539,385
2010	12.560527	13.480344	7.32%	672,053
2009	11.085962	12.560527	13.30%	788,492
2008	13.194253	11.085962	-15.98%	854,839
2007	12.603326	13.194253	4.69%	969,149
2006	11.753180	12.603326	7.23%	1,058,014
2005	11.373337	11.753180	3.34%	1,061,101
2004	10.731567	11.373337	5.98%	1,119,658
2003	9.543547	10.731567	12.45%	1,001,775
2002*	10.000000	9.543547	-4.56%	480,545
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949671	13.488366	-3.31%	1,980,894
2010	12.963939	13.949671	7.60%	2,633,469
2009*	10.000000	12.963939	29.64%	10,075
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.292664	27.270144	-3.61%	335,409
2010	22.667783	28.292664	24.81%	426,353
2009	16.759745	22.667783	35.25%	508,747
2008	26.671830	16.759745	-37.16%	526,588
2007	25.074563	26.671830	6.37%	528,715
2006	23.071107	25.074563	8.68%	608,858
2005	20.809277	23.071107	10.87%	679,690
2004	18.180524	20.809277	14.46%	780,678
2003	16.651955	18.180524	33.17%	756,902
2002	16.298133	13.651955	-16.24%	634,435

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003612	11.871945	-1.10%	1,643,372
2010	12.137097	12.003612	-1.10%	1,807,123
2009	12.266942	12.137097	-1.06%	2,552,390
2008	12.153777	12.266942	0.93%	3,893,903
2007	11.727628	12.153777	3.63%	2,200,072
2006	11.343801	11.727628	3.38%	1,796,910
2005	11.171561	11.343801	1.54%	1,540,004
2004	11.204900	11.171561	-0.30%	1,565,144
2003	11.259085	11.204900	-0.48%	1,968,585
2002	11.248046	11.259085	0.10%	3,077,417
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.376646	17.095502	4.39%	206,209
2010	14.973439	16.376646	9.37%	282,558
2009	12.172363	14.973439	23.01%	323,747
2008	14.880871	12.172363	-18.20%	378,665
2007	14.382121	14.880871	3.47%	441,283
2006	13.870570	14.382121	3.69%	485,269
2005	13.725193	13.870570	1.06%	545,027
2004	13.026690	13.725193	5.36%	508,870
2003	11.748112	13.026690	10.88%	473,512
2002	11.080176	11.748112	6.03%	377,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.277378	8.316095	-10.36%	305,193
2010	8.225872	9.277378	12.78%	368,545
2009	6.095120	8.225872	34.96%	460,278
2008*	10.000000	6.095120	-39.05%	40,752
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.088959	13.348183	-17.04%	26,461
2010	15.330724	16.088959	4.95%	37,391
2009	11.938879	15.330724	28.41%	55,118
2008	22.494186	11.938879	-46.92%	69,831
2007	22.097949	22.494186	1.79%	98,252
2006	18.202596	22.097949	21.40%	117,704
2005	16.424694	18.202596	10.82%	94,671
2004	13.809398	16.424694	18.94%	74,539
2003*	10.000000	13.809398	38.09%	14,892
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.263348	8.895402	-3.97%	178,414
2010	8.108655	9.263348	14.24%	229,823
2009	6.317627	8.108655	28.35%	84,714
2008*	10.000000	6.317627	-36.82%	164

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.438125	9.721654	-6.86%	81,862
2010*	10.000000	10.438125	4.38%	91,856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.854670	8.223917	-7.12%	11,485
2010	7.940970	8.854670	11.51%	17,237
2009	6.301835	7.940970	26.01%	15,007
2008*	10.000000	6.301835	-36.98%	2,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.829324	9.310248	-5.28%	716,085
2010	7.836832	9.829324	25.42%	942,550
2009	6.233404	7.836832	25.72%	1,077,337
2008*	10.000000	6.233404	-37.67%	16,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.241195	9.893653	-3.39%	742,294
2010	8.655721	10.241195	18.32%	889,861
2009	6.708071	8.655721	29.03%	1,051,252
2008*	10.000000	6.708071	-32.92%	30,264
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352125	14.102544	-1.74%	153,716
2010	11.567848	14.352125	24.07%	210,354
2009	9.176532	11.567848	26.06%	237,264
2008	17.317497	9.176532	-47.01%	272,684
2007	15.955463	17.317497	8.54%	282,334
2006	15.631166	15.955463	2.07%	312,881
2005	14.621540	15.631166	6.91%	352,923
2004	13.035349	14.621540	12.17%	411,929
2003	9.816488	13.035349	32.79%	421,112
2002	14.878675	9.816488	-34.02%	370,985
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.857021	31.787493	-6.11%	282,737
2010	27.039543	33.857021	25.21%	376,579
2009	21.661647	27.039543	24.83%	454,954
2008	32.282450	21.661647	-32.90%	472,022
2007	35.060668	32.282450	-7.92%	484,851
2006	30.222899	35.060668	16.01%	570,623
2005	29.647062	30.222899	1.94%	672,894
2004	25.555935	29.647062	16.01%	786,962
2003	16.473727	25.555935	55.13%	800,281
2002	22.869189	16.473727	-27.97%	706,537

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.903160	26.996788	-6.60%	237,962
2010	23.319904	28.903160	23.94%	300,315
2009	17.504764	23.319904	33.22%	372,034
2008	28.635274	17.504764	-38.87%	409,342
2007	28.351029	28.635274	1.00%	460,487
2006	25.585419	28.351029	10.81%	523,000
2005	23.032234	25.585419	11.09%	589,005
2004	19.566351	23.032234	17.71%	623,352
2003	14.029693	19.566351	39.46%	638,942
2002	17.159419	14.029693	-18.24%	524,064
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380966	12.309812	-0.57%	353,921
2010	11.034479	12.380966	12.20%	454,524
2009	8.848135	11.034479	24.71%	525,728
2008	15.307951	8.848135	-42.20%	602,156
2007	14.308509	15.307951	6.98%	632,413
2006	12.732098	14.308509	12.38%	711,002
2005	11.981674	12.732098	6.26%	828,240
2004	11.038527	11.981674	8.54%	956,673
2003	8.752996	11.038527	26.11%	1,032,190
2002	10.708803	8.752996	-18.26%	974,496
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.337754	9.835613	5.33%	826,947
2010	7.252567	9.337754	28.75%	1,026,182
2009	5.604966	7.252567	29.40%	1,144,636
2008*	10.000000	5.604966	-43.95%	8,913
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590916	10.610693	0.19%	28,407
2010	10.455700	10.590916	1.29%	50,746
2009	9.870265	10.455700	5.93%	89,126
2008*	10.000000	9.870265	-1.30%	9,390
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608361	11.786443	-13.39%	12,177
2010	12.938556	13.608361	5.18%	21,594
2009*	10.000000	12.938556	29.39%	32,014
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.360869	11.940919	-3.40%	74,656
2010	10.795566	12.360869	14.50%	91,524
2009	8.491429	10.795566	27.13%	126,480
2008	13.626680	8.491429	-37.69%	181,184
2007	14.091448	13.626680	-3.30%	160,618
2006	12.292541	14.091448	14.63%	165,758
2005	11.922530	12.292541	3.10%	162,845
2004	10.259752	11.922530	16.21%	159,808
2003	7.892787	10.259752	29.99%	108,913
2002	10.661295	7.892787	-25.97%	61,531

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.697467	10.610673	-0.81%	176,954
2010	10.273491	10.697467	4.13%	247,202
2009	9.166189	10.273491	12.08%	287,258
2008	10.705809	9.166189	-14.38%	216,373
2007	10.332505	10.705809	3.61%	250,694
2006	10.025843	10.332505	3.06%	188,594
2005	9.992825	10.025843	0.33%	204,299
2004	10.025854	9.992825	-0.33%	180,090
2003*	10.000000	10.025854	0.26%	70,715
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328667	8.149887	-2.15%	7,803
2010	7.040521	8.328667	18.30%	10,616
2009	5.799261	7.040521	21.40%	12,253
2008	9.688085	5.799261	-40.14%	891
2007	9.746244	9.688085	-0.60%	11,065
2006*	10.000000	9.746244	-2.54%	364
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.519055	12.958772	-4.14%	36,396
2010	11.126395	13.519055	21.50%	39,304
2009	8.560035	11.126395	29.98%	19,400
2008	14.292911	8.560035	-40.11%	18,638
2007	13.430250	14.292911	6.42%	50,404
2006	11.942734	13.430250	12.46%	26,790
2005	11.300308	11.942734	5.69%	6,582
2004*	10.000000	11.300308	13.00%	5,606
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	252
2009	10.586883	15.131684	42.93%	916,870
2008	19.648575	10.586883	-46.12%	1,043,877
2007	17.405548	19.648575	12.89%	1,056,866
2006	16.302811	17.405548	6.76%	1,252,872
2005	15.683951	16.302811	3.95%	1,461,945
2004	14.829748	15.683951	5.76%	1,646,275
2003	11.451136	14.829748	29.50%	1,712,378
2002	15.830623	11.451136	-27.66%	1,607,591
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.791310	19.769988	-9.28%	269,966
2010	18.998591	21.791310	14.70%	354,603
2009	13.751120	18.998591	38.16%	404,667
2008	23.249077	13.751120	-40.85%	440,839
2007	22.107952	23.249077	5.16%	468,139
2006	18.993498	22.107952	16.40%	551,026
2005	16.795982	18.993498	13.08%	606,535
2004	14.247804	16.795982	17.88%	569,465
2003*	10.000000	14.247804	42.48%	446,563

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.806701	12.523077	-9.30%	452,513
2010	12.038250	13.806701	14.69%	562,371
2009	8.708572	12.038250	38.23%	674,961
2008	14.722203	8.708572	-40.85%	747,653
2007	14.002027	14.722203	5.14%	746,942
2006	12.029135	14.002027	16.40%	835,060
2005	10.640161	12.029135	13.05%	1,008,057
2004	9.028338	10.640161	17.85%	1,102,773
2003	6.382747	9.028338	41.45%	1,249,886
2002	8.288465	6.382747	-22.99%	1,573,943
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.846538	2.762383	-2.96%	11,827
2010	2.509638	2.846538	13.42%	83,404
2009	2.001972	2.509638	25.36%	79,056
2008	9.589836	2.001972	-79.12%	20,087
2007*	10.000000	9.589836	-4.10%	10,838
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.088204	2.982928	-3.41%	5,957
2010	2.719670	3.088204	13.55%	6,136
2009	2.194362	2.719670	23.94%	1,462
2008	10.403406	2.194362	-78.91%	1,142
2007	10.530449	10.403406	-1.21%	6,233
2006*	10.000000	10.530449	5.30%	3,165
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.163832	14.006334	-1.11%	560,571
2010	12.334467	14.163832	14.83%	708,096
2009	9.721788	12.334467	26.87%	852,493
2008	15.976084	9.721788	-39.15%	898,387
2007	15.470351	15.976084	3.27%	904,661
2006	13.598711	15.470351	13.76%	1,020,268
2005	12.974169	13.598711	4.81%	1,140,004
2004	11.984770	12.974169	8.26%	1,252,368
2003	9.562870	11.984770	25.33%	1,342,431
2002	11.907673	9.562870	-19.69%	1,153,099
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968885	9.641310	-3.29%	144,606
2010	8.167896	9.968885	22.05%	178,512
2009	6.019679	8.167896	35.69%	181,607
2008	9.790374	6.019679	-38.51%	43,614
2007	10.021096	9.790374	-2.30%	56,428
2006*	10.000000	10.021096	0.21%	24,923

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.879893	14.877798	-0.01%	219,155
2010	11.803424	14.879893	26.06%	308,078
2009	9.000027	11.803424	31.15%	321,021
2008	17.867256	9.000027	-49.63%	390,624
2007	16.991136	17.867256	5.16%	400,647
2006	16.686412	16.991136	1.83%	462,852
2005	15.019928	16.686412	11.10%	551,665
2004	12.679364	15.019928	18.46%	595,896
2003	10.207958	12.679364	24.21%	630,873
2002	14.294141	10.207958	-28.59%	603,699
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774859	12.625815	7.23%	46,587
2010	10.885591	11.774859	8.17%	55,972
2009*	10.000000	10.885591	8.86%	53,441
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.406927	11.395491	-0.10%	216,554
2010	10.965168	11.406927	4.03%	231,395
2009*	10.000000	10.965168	9.65%	103,146
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.017458	0.17%	95,393
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.479508	9.946326	-5.09%	15,975
2010	9.466641	10.479508	10.70%	23,556
2009	8.077885	9.466641	17.19%	28,875
2008	13.054027	8.077885	-38.12%	60,156
2007	14.023080	13.054027	-6.91%	71,308
2006	11.690465	14.023080	19.95%	63,893
2005	11.056669	11.690465	5.73%	64,939
2004	9.878065	11.056669	11.93%	61,996
2003	8.079525	9.878065	22.26%	58,093
2002	10.166589	8.079525	-20.53%	29,423
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.441317	10.487740	-8.33%	5,132
2010	10.061575	11.441317	13.71%	5,238
2009	8.122989	10.061575	23.87%	7,784
2008	13.295422	8.122989	-38.90%	16,258
2007	13.171850	13.295422	0.94%	26,940
2006	11.508201	13.171850	14.46%	33,899
2005	10.898269	11.508201	5.60%	33,134
2004	9.846677	10.898269	10.68%	30,059
2003	7.934743	9.846677	24.10%	27,707
2002	10.188588	7.934743	-22.12%	11,923
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558722	11.527357	9.17%	45,639
2010*	10.000000	10.558722	5.59%	6,025
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.093339	11.591270	4.49%	4,503
2010	10.468731	11.093339	5.97%	3,103
2009	9.654044	10.468731	8.44%	3,900
2008	10.870771	9.654044	-11.19%	37,797
2007	10.423896	10.870771	4.29%	42,699
2006*	10.000000	10.423896	4.24%	14,087
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.180972	41.476432	5.86%	10,791
2010	36.098833	39.180972	8.54%	15,157
2009	28.031944	36.098833	28.78%	23,596
2008	33.336470	28.031944	-15.91%	20,646
2007	31.642335	33.336470	5.35%	25,734
2006	28.872927	31.642335	9.59%	33,036
2005	26.007067	28.872927	11.02%	42,471
2004	23.892237	26.007067	8.85%	47,881
2003	18.893275	23.892237	26.46%	66,906
2002	17.490433	18.893275	8.02%	48,622

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
2004	10.253849	11.904429	16.10%	0
2003	8.136858	10.253849	26.02%	0
2002*	10.000000	8.136858	-18.63%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.526748	42.251197	-26.55%	8,970
2010	45.857764	57.526748	25.45%	10,700
2009	21.750628	45.857764	110.83%	12,469
2008	62.444926	21.750628	-65.17%	14,246
2007	45.883718	62.444926	36.09%	15,175
2006	33.258208	45.883718	37.96%	14,354
2005	25.475580	33.258208	30.55%	16,953
2004	20.461231	25.475580	24.51%	19,399
2003	13.417673	20.461231	52.49%	32,266
2002	13.972459	13.417673	-3.97%	29,735
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.165970	45.584554	-17.37%	11,171
2010	43.160801	55.165970	27.81%	13,884
2009	27.702334	43.160801	55.80%	14,938
2008	51.992806	27.702334	-46.72%	22,848
2007	36.168999	51.992806	43.75%	27,615
2006	29.375443	36.168999	23.13%	28,973
2005	19.582479	29.375443	50.01%	31,140
2004	15.938475	19.582479	22.86%	32,667
2003	11.130644	15.938475	43.19%	64,061
2002	11.582739	11.130644	-3.90%	30,918
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.150344	11.196531	-7.85%	89,401
2010	10.935495	12.150344	11.11%	118,030
2009	8.702181	10.935495	25.66%	166,194
2008	14.161636	8.702181	-38.55%	144,921
2007	13.023859	14.161636	8.74%	125,710
2006	11.583572	13.023859	12.43%	119,026
2005	10.770053	11.583572	7.55%	131,863
2004	9.930008	10.770053	8.46%	136,904
2003	7.438990	9.930008	33.49%	158,307
2002	9.825236	7.438990	-24.29%	140,161
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.430457	15.503117	-5.64%	18,399
2010	13.104632	16.430457	25.38%	29,310
2009*	10.000000	13.104632	31.05%	14,462

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952024	9.892874	-9.67%	21,417
2010	8.752194	10.952024	25.13%	15,645
2009	6.206477	8.752194	41.02%	73,912
2008*	10.000000	6.206477	-37.94%	7,630
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.876049	14.223317	10.46%	185,179
2010	12.391484	12.876049	3.91%	198,987
2009	11.373829	12.391484	8.95%	232,347
2008	11.691897	11.373829	-2.72%	241,978
2007	10.803007	11.691897	8.23%	193,533
2006	10.757583	10.803007	0.42%	175,302
2005	10.714951	10.757583	0.40%	198,524
2004	10.244335	10.714951	4.59%	198,356
2003*	10.000000	10.244335	2.44%	59,426
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.397047	13.655440	1.93%	212,716
2010	11.873152	13.397047	12.83%	220,090
2009	10.170713	11.873152	16.74%	223,175
2008	15.729529	10.170713	-35.34%	238,130
2007	15.924263	15.729529	-1.22%	254,929
2006	13.758089	15.924263	15.74%	271,673
2005	13.301697	13.758089	3.43%	338,397
2004	11.909093	13.301697	11.69%	391,732
2003	9.313685	11.909093	27.87%	424,434
2002	11.685785	9.313685	-20.30%	258,509
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.102633	11.880770	-1.83%	21,658
2010	10.266647	12.102633	17.88%	17,609
2009	7.992698	10.266647	28.45%	19,126
2008	10.688098	7.992698	-25.22%	46,816
2007	11.068287	10.688098	-3.43%	20,195
2006*	10.000000	11.068287	10.68%	20,059
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	516,874
2008	20.458146	14.807686	-27.62%	584,982
2007	21.818582	20.458146	-6.24%	637,580
2006	18.601817	21.818582	17.29%	766,278
2005	17.915769	18.601817	3.83%	805,700
2004	15.852041	17.915769	13.02%	879,718
2003	12.435228	15.852041	27.48%	899,824
2002	14.396972	12.435228	-13.63%	752,641

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111331	12.489067	-4.75%	239,143
2010	12.084265	13.111331	8.50%	171,383
2009*	10.000000	12.084265	20.84%	143,749
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.445097	15.353767	-0.59%	89,288
2010	12.417560	15.445097	24.38%	107,158
2009	10.047490	12.417560	23.59%	108,411
2008	14.712847	10.047490	-31.71%	107,119
2007	14.983074	14.712847	-1.80%	108,882
2006	13.247767	14.983074	13.10%	151,425
2005	12.497476	13.247767	6.00%	190,772
2004	10.372759	12.497476	20.48%	182,359
2003	7.615982	10.372759	36.20%	130,286
2002*	10.000000	7.615982	-23.84%	38,357
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.643316	11.613424	-0.26%	89,519
2010	10.258770	11.643316	13.50%	69,454
2009	7.759012	10.258770	32.22%	76,714
2008	11.970076	7.759012	-35.18%	82,823
2007	11.235361	11.970076	6.54%	71,597
2006	10.408090	11.235361	7.95%	80,298
2005	10.161439	10.408090	2.43%	85,456
2004	9.678551	10.161439	4.99%	125,732
2003	7.770469	9.678551	24.56%	109,033
2002	11.063366	7.770469	-29.76%	122,848
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.338399	13.432892	0.71%	675,982
2010	11.749993	13.338399	13.52%	895,521
2009	9.408908	11.749993	24.88%	1,045,183
2008	15.142839	9.408908	-37.87%	1,068,250
2007	14.555054	15.142839	4.04%	1,145,093
2006	12.748193	14.555054	14.17%	1,271,427
2005	12.318167	12.748193	3.49%	1,565,759
2004	11.263009	12.318167	9.37%	1,749,722
2003	8.876292	11.263009	26.89%	1,789,204
2002	11.566182	8.876292	-23.26%	1,368,266
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.886421	16.041785	7.76%	133,744
2010	13.059169	14.886421	13.99%	169,931
2009	10.779382	13.059169	21.15%	164,301
2008	15.479227	10.779382	-30.36%	180,434
2007	14.617682	15.479227	5.89%	182,212
2006	12.695402	14.617682	15.14%	193,927
2005	12.304021	12.695402	3.18%	244,067
2004	11.849234	12.304021	3.84%	279,558
2003	9.892733	11.849234	19.78%	319,684
2002	12.016387	9.892733	-17.67%	209,281

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.933252	12.839502	-19.42%	69
2010	15.431047	15.933252	3.25%	69
2009	11.918880	15.431047	29.47%	375
2008	19.237344	11.918880	-38.04%	375
2007	18.686205	19.237344	2.95%	375
2006	15.418723	18.686205	21.19%	375
2005	13.940122	15.418723	10.61%	375
2004	11.749655	13.940122	18.64%	1,606
2003	8.717060	11.749655	34.79%	4,255
2002	10.046998	8.717060	-13.24%	3,224
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.476071	9.773600	-14.83%	0
2010	8.852079	11.476071	29.64%	0
2009	7.105084	8.852079	24.59%	0
2008	11.517742	7.105084	-38.31%	0
2007	13.101472	11.517742	-12.09%	0
2006	12.771972	13.101472	2.58%	0
2005	12.211744	12.771972	4.59%	0
2004	11.095498	12.211744	10.06%	0
2003	8.523390	11.095498	30.18%	0
2002	10.661508	8.523390	-20.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.426173	16.606775	1.10%	437,472
2010	15.314813	16.426173	7.26%	560,555
2009	12.864153	15.314813	19.05%	621,972
2008	14.036793	12.864153	-8.35%	590,771
2007	13.475495	14.036793	4.17%	716,109
2006	13.088130	13.475495	2.96%	746,398
2005	13.070401	13.088130	0.14%	878,237
2004	12.760534	13.070401	2.43%	1,014,366
2003	12.335897	12.760534	3.44%	1,212,171
2002	11.416849	12.335897	8.05%	966,159
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.446601	11.283081	-1.43%	33,643
2010	10.271440	11.446601	11.44%	34,778
2009	8.369472	10.271440	22.73%	12,028
2008	11.300723	8.369472	-25.94%	13,664
2007	10.523113	11.300723	7.39%	10,437
2006*	10.000000	10.523113	5.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.004106	10.755488	-2.26%	19,781
2010	9.720590	11.004106	13.20%	12,917
2009	7.636252	9.720590	27.30%	13,843
2008	11.480737	7.636252	-33.49%	13,267
2007	10.543114	11.480737	8.89%	13,267
2006*	10.000000	10.543114	5.43%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586110	10.182467	-3.81%	34,968
2010	9.232091	10.586110	14.67%	31,471
2009	7.107434	9.232091	29.89%	36,979
2008	11.611433	7.107434	-38.79%	29,189
2007	10.563287	11.611433	9.92%	30,549
2006*	10.000000	10.563287	5.63%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.173161	20.378246	-3.75%	0
2010	18.290160	21.173161	15.76%	0
2009	13.638709	18.290160	34.10%	710,559
2008	24.043548	13.638709	-43.27%	786,031
2007	20.700489	24.043548	16.15%	854,405
2006	18.765787	20.700489	10.31%	862,546
2005	16.246321	18.765787	15.51%	891,123
2004	14.249503	16.246321	14.01%	928,113
2003	11.230871	14.249503	26.88%	812,350
2002	12.543824	11.230871	-10.47%	515,269
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.463988	9.806054	-6.29%	72,065
2010	8.883781	10.463988	17.79%	94,956
2009	6.089947	8.883781	45.88%	118,801
2008	13.512260	6.089947	-54.93%	106,442
2007	9.386190	13.512260	43.96%	119,387
2006*	10.000000	9.386190	-6.14%	24,277
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.924295	14.879720	-0.30%	654,748
2010	13.118484	14.924295	13.77%	783,733
2009	10.206086	13.118484	28.54%	922,715
2008	18.020736	10.206086	-43.36%	1,040,057
2007	17.976697	18.020736	0.24%	1,114,713
2006	15.144293	17.976697	18.70%	1,249,337
2005	14.485907	15.144293	4.55%	1,363,123
2004	13.156833	14.485907	10.10%	1,531,050
2003	10.220994	13.156833	28.72%	1,557,847
2002	12.457519	10.220994	-17.95%	1,204,135
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	40,885
2008	12.518473	5.560895	-55.58%	43,815
2007	10.293065	12.518473	21.62%	28,478
2006	9.888284	10.293065	4.09%	29,712
2005	9.188710	9.888284	7.61%	31,981
2004	8.682645	9.188710	5.83%	49,080
2003	6.774232	8.682645	28.17%	57,358
2002	8.776671	6.774232	-22.82%	57,075

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.969774	12.839031	-1.01%	282,060
2010	10.576265	12.969774	22.63%	329,701
2009	8.349186	10.576265	26.67%	389,784
2008	16.007495	8.349186	-47.84%	460,933
2007	12.764761	16.007495	25.40%	549,412
2006	12.098405	12.764761	5.51%	586,018
2005	11.581701	12.098405	4.46%	677,915
2004	11.346151	11.581701	2.08%	821,295
2003	8.644282	11.346151	31.26%	843,629
2002	12.528481	8.644282	-31.00%	704,263
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.951807	14.333160	2.73%	125,565
2010	12.403842	13.951807	12.48%	165,812
2009	8.727615	12.403842	42.12%	170,981
2008	11.782239	8.727615	-25.93%	189,765
2007	11.611599	11.782239	1.47%	245,867
2006	10.565336	11.611599	9.90%	479,874
2005	10.424872	10.565336	1.35%	538,999
2004	9.634008	10.424872	8.21%	462,697
2003	7.675825	9.634008	25.51%	740,024
2002	7.493979	7.675825	2.43%	329,290
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.628672	11.954509	2.80%	105,332
2010	10.349886	11.628672	12.36%	183,427
2009	7.274465	10.349886	42.28%	178,419
2008	9.809361	7.274465	-25.84%	80,210
2007*	10.000000	9.809361	-1.91%	107,341
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.029501	13.808516	5.98%	216,553
2010	12.241042	13.029501	6.44%	231,964
2009	10.705483	12.241042	14.34%	202,811
2008	11.204860	10.705483	-4.46%	157,892
2007	10.877807	11.204860	3.01%	139,510
2006	10.550355	10.877807	3.10%	123,183
2005	10.455277	10.550355	0.91%	94,383
2004	10.139004	10.455277	3.12%	36,101
2003*	10.000000	10.139004	1.39%	14,381
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.858536	10.466139	-11.74%	118,951
2010	9.320984	11.858536	27.22%	203,814
2009	6.734567	9.320984	38.41%	196,928
2008	11.262788	6.734567	-40.21%	101,882
2007	9.866503	11.262788	14.15%	117,132
2006*	10.000000	9.866503	-1.33%	53,389

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.422741	13.437340	-18.18%	22,643
2010	14.703338	16.422741	11.69%	25,493
2009	11.764171	14.703338	24.98%	28,415
2008	21.201191	11.764171	-44.51%	32,132
2007	18.300275	21.201191	15.85%	35,251
2006	15.695687	18.300275	16.59%	40,492
2005	13.345817	15.695687	17.61%	42,270
2004	11.896469	13.345817	12.18%	46,908
2003	8.403857	11.896469	41.56%	48,869
2002	10.672961	8.403857	-21.26%	54,366
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.128308	12.367106	-18.25%	84,780
2010	13.542364	15.128308	11.71%	104,794
2009	10.830786	13.542364	25.04%	123,273
2008	19.523570	10.830786	-44.52%	143,537
2007	16.849545	19.523570	15.87%	208,595
2006	14.451083	16.849545	16.60%	216,399
2005	12.292402	14.451083	17.56%	239,620
2004	10.956617	12.292402	12.19%	177,235
2003	7.737361	10.956617	41.61%	154,930
2002*	10.000000	7.737361	-22.63%	60,868
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.940933	13.462599	-9.89%	43,488
2010	11.952611	14.940933	25.00%	55,463
2009	7.682281	11.952611	55.59%	54,522
2008	15.917982	7.682281	-51.74%	50,261
2007	15.250212	15.917982	4.38%	63,146
2006	13.276674	15.250212	14.86%	82,785
2005	13.096147	13.276674	1.38%	125,614
2004	11.622753	13.096147	12.68%	139,178
2003	7.451528	11.622753	55.98%	165,643
2002*	10.000000	7.451528	-25.48%	32,169
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.849673	11.992969	1.21%	154,020
2010	10.639189	11.849673	11.38%	162,613
2009	7.937530	10.639189	34.04%	156,809
2008	11.415294	7.937530	-30.47%	104,725
2007	11.130667	11.415294	2.56%	86,217
2006*	10.000000	11.130667	11.31%	49,644
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511650	10.000281	-4.86%	62,123
2010	8.293287	10.511650	26.75%	78,245
2009	6.495824	8.293287	27.67%	81,386
2008	9.810701	6.495824	-33.79%	56,526
2007	10.167449	9.810701	-3.51%	30,600
2006*	10.000000	10.167449	1.67%	21,313

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.268258	9.020633	-2.67%	2,911
2010	8.504046	9.268258	8.99%	4,580
2009	6.604890	8.504046	28.75%	21,852
2008*	10.000000	6.604890	-33.95%	8,933
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.600082	10.480062	-16.83%	19,964
2010	10.846908	12.600082	16.16%	75,025
2009	6.356257	10.846908	70.65%	24,028
2008	13.586701	6.356257	-53.22%	14,426
2007	10.680558	13.586701	27.21%	47,957
2006*	10.000000	10.680558	6.81%	6,188
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
2008	18.221740	10.764824	-40.92%	0
2007	15.921139	18.221740	14.45%	0
2006	13.234311	15.921139	20.30%	0
2005	12.118301	13.234311	9.21%	0
2004	10.312906	12.118301	17.51%	0
2003	7.870705	10.312906	31.03%	0
2002*	10.000000	7.870705	-21.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.620471	9.377421	-11.70%	21,264
2010	9.910773	10.620471	7.16%	33,160
2009	7.307773	9.910773	35.62%	24,529
2008	12.402623	7.307773	-41.08%	43,622
2007	10.868857	12.402623	14.11%	42,896
2006*	10.000000	10.868857	8.69%	16,106
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.987491	15.672884	-1.97%	143,323
2010	14.140156	15.987491	13.06%	134,061
2009	12.052467	14.140156	17.32%	177,848
2008	11.480144	12.052467	4.99%	168,937
2007	10.460367	11.480144	9.75%	106,686
2006*	10.000000	10.460367	4.60%	8,867
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
2008	12.508060	7.618010	-39.10%	0
2007	11.621771	12.508060	7.63%	0
2006*	10.000000	11.621771	16.22%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0
2008	9.147859	5.428630	-40.66%	0
2007	10.332511	9.147859	-11.47%	0
2006*	10.000000	10.332511	3.33%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.284535	11.227963	-0.50%	0
2010	10.325228	11.284535	9.29%	0
2009	8.314433	10.325228	24.18%	0
2008	11.553835	8.314433	-28.04%	0
2007	11.023401	11.553835	4.81%	0
2006*	10.000000	11.023401	10.23%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
2008	11.591815	7.055306	-39.14%	0
2007	11.406249	11.591815	1.63%	0
2006*	10.000000	11.406249	14.06%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
2008	10.684493	7.395228	-30.79%	0
2007	10.589657	10.684493	0.90%	0
2006*	10.000000	10.589657	5.90%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0
2008	11.788402	7.156435	-39.29%	0
2007	10.817313	11.788402	8.98%	0
2006*	10.000000	10.817313	8.17%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
2008	10.837871	7.663686	-29.29%	0
2007	10.764449	10.837871	0.68%	0
2006*	10.000000	10.764449	7.64%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
2008	10.814772	5.641794	-47.83%	0
2007	10.360638	10.814772	4.38%	0
2006*	10.000000	10.360638	3.61%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
2008	10.048206	6.250453	-37.80%	0
2007	10.835513	10.048206	-7.27%	0
2006*	10.000000	10.835513	8.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.316321	9.019786	-12.57%	1,246
2010*	10.000000	10.316321	3.16%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291768	11.060501	-2.05%	446
2010*	10.000000	11.291768	12.92%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.384562	13.222591	-1.21%	0
2010	12.359205	13.384562	8.30%	0
2009	9.745282	12.359205	26.82%	624
2008	14.112589	9.745282	-30.95%	2,146
2007	13.205789	14.112589	6.87%	2,427
2006	11.447046	13.205789	15.36%	2,506
2005	10.995720	11.447046	4.10%	0
2004	10.208083	10.995720	7.72%	0
2003	8.299896	10.208083	22.99%	0
2002	9.946483	8.299896	-16.55%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
2008	11.814698	8.336291	-29.44%	0
2007	10.686048	11.814698	10.56%	0
2006*	10.000000	10.686048	6.86%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
2008	11.916339	6.520046	-45.28%	0
2007	12.762681	11.916339	-6.63%	0
2006*	10.000000	12.762681	27.63%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
2008	21.480687	12.659231	-41.07%	0
2007	18.943490	21.480687	13.39%	0
2006	14.943983	18.943490	26.76%	0
2005	12.819102	14.943983	16.58%	0
2004	10.457776	12.819102	22.58%	0
2003	8.197100	10.457776	27.58%	0
2002*	10.000000	8.197100	-18.03%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.135621	-8.64%	2,199
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.565299	21.616209	-8.27%	170,625
2010	21.936284	23.565299	7.43%	106,941
2009*	10.000000	21.936284	23.61%	82,861
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.830478	9.043079	-8.01%	276,892
2010	9.339638	9.830478	5.26%	385,579
2009	6.470744	9.339638	44.34%	432,232
2008	11.754601	6.470744	-44.95%	452,962
2007	8.703523	11.754601	35.06%	449,970
2006	8.068907	8.703523	7.86%	385,647
2005	7.251916	8.068907	11.27%	427,527
2004	6.218858	7.251916	16.61%	520,361
2003	5.232452	6.218858	18.85%	605,674
2002	6.296270	5.232452	-16.90%	521,036
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.064122	4.572591	-9.71%	43,619
2010	4.118270	5.064122	22.97%	50,600
2009	2.655358	4.118270	55.09%	60,003
2008	4.794557	2.655358	-44.62%	84,841
2007	3.985792	4.794557	20.29%	108,426
2006	3.739321	3.985792	6.59%	84,579
2005	3.391029	3.739321	10.27%	108,942
2004	3.411159	3.391029	-0.59%	133,946
2003	2.355896	3.411159	44.79%	176,965
2002	4.034937	2.355896	-41.61%	206,001
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.529179	11.724339	-33.12%	83,659
2010	14.184381	17.529179	23.58%	95,613
2009	8.013182	14.184381	77.01%	106,964
2008	16.969706	8.013182	-52.78%	114,098
2007	13.410654	16.969706	26.54%	134,135
2006	9.252030	13.410654	44.95%	154,940
2005	7.093614	9.252030	30.43%	195,923
2004	6.046281	7.093614	17.32%	235,402
2003	4.546506	6.046281	32.99%	275,018
2002	6.195252	4.546506	-26.61%	328,594

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.522134	14.665682	0.99%	13,815
2010	11.899937	14.522134	22.04%	15,991
2009	9.501691	11.899937	25.24%	20,960
2008	14.391466	9.501691	-33.98%	28,522
2007	14.211136	14.391466	1.27%	49,465
2006	12.303996	14.211136	15.50%	80,305
2005	11.396821	12.303996	7.96%	114,473
2004*	10.000000	11.396821	13.97%	36,857
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420990	10.253344	-1.61%	91,001
2010	9.478975	10.420990	9.94%	94,278
2009	7.831075	9.478975	21.04%	106,886
2008	11.779046	7.831075	-33.52%	81,313
2007	11.075760	11.779046	6.35%	57,176
2006*	10.000000	11.075760	10.76%	32,817
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760516	10.447976	-2.90%	6,968
2010*	10.000000	10.760516	7.61%	1,452
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.042611	7.895405	-1.83%	61,212
2010	6.822890	8.042611	17.88%	59,114
2009	5.171325	6.822890	31.94%	68,950
2008	8.535283	5.171325	-39.41%	57,906
2007	7.223344	8.535283	18.16%	78,433
2006	6.882641	7.223344	4.95%	95,304
2005	6.537501	6.882641	5.28%	128,049
2004	6.114786	6.537501	6.91%	122,598
2003	4.660144	6.114786	31.21%	123,549
2002	6.614069	4.660144	-29.54%	72,366
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983976	13.912879	-0.51%	497,686
2010	12.467890	13.983976	12.16%	695,974
2009*	10.000000	12.467890	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306485	10.282856	-0.23%	136,579
2010	9.307778	10.306485	10.73%	155,687
2009	7.629628	9.307778	22.00%	182,243
2008	10.991163	7.629628	-30.58%	236,006
2007	10.476339	10.991163	4.91%	307,770
2006*	10.000000	10.476339	4.76%	47,923
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016128	11.513086	4.51%	85,236
2010	10.514432	11.016128	4.77%	117,771
2009	9.484428	10.514432	10.86%	134,440
2008	10.645730	9.484428	-10.91%	119,778
2007	10.458382	10.645730	1.79%	97,469
2006*	10.000000	10.458382	4.58%	34,877

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361285	10.185364	-10.35%	91,570
2010	10.326441	11.361285	10.02%	110,899
2009	7.377345	10.326441	39.98%	136,768
2008	12.162544	7.377345	-39.34%	93,862
2007	10.759272	12.162544	13.04%	70,581
2006*	10.000000	10.759272	7.59%	24,703
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.054668	9.473308	-5.78%	137,911
2010	8.605881	10.054668	16.83%	171,000
2009	6.273149	8.605881	37.19%	175,948
2008	11.375941	6.273149	-44.86%	108,947
2007	10.285224	11.375941	10.60%	107,043
2006*	10.000000	10.285224	2.85%	84,125
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516788	8.230825	-3.36%	61,739
2010	7.763734	8.516788	9.70%	68,665
2009	6.009658	7.763734	29.19%	66,163
2008	9.816107	6.009658	-38.78%	31,765
2007*	10.000000	9.816107	-1.84%	13,339
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.136752	17.586849	2.63%	94,144
2010	15.320693	17.136752	11.85%	138,228
2009	10.615762	15.320693	44.32%	161,305
2008	14.913557	10.615762	-28.82%	172,628
2007	14.629427	14.913557	1.94%	226,265
2006	13.380377	14.629427	9.33%	256,441
2005	13.220896	13.380377	1.21%	303,050
2004	12.148136	13.220896	8.83%	557,111
2003	10.050887	12.148136	20.87%	454,967
2002	9.850124	10.050887	2.04%	327,019
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388591	13.738841	2.62%	94,756
2010	11.969129	13.388591	11.86%	143,036
2009	8.288832	11.969129	44.40%	141,403
2008	11.662156	8.288832	-28.93%	101,755
2007	11.436266	11.662156	1.98%	81,215
2006	10.460288	11.436266	9.33%	71,199
2005*	10.000000	10.460288	4.60%	59,350
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.885547	7.763025	-12.63%	333,383
2010	7.775357	8.885547	14.28%	422,071
2009	5.142379	7.775357	51.20%	614,472
2008*	10.000000	5.142379	-48.58%	341

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.737863	9.320014	-4.29%	23,746
2010	7.971380	9.737863	22.16%	17,975
2009	6.130791	7.971380	30.02%	35,967
2008*	10.000000	6.130791	-38.69%	37,544
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235097	8.546808	-7.45%	25,841
2010	8.127013	9.235097	13.63%	25,841
2009	6.363626	8.127013	27.71%	35,445
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.247522	9.993661	-2.48%	24,886
2010	9.389621	10.247522	9.14%	36,306
2009	7.927537	9.389621	18.44%	54,518
2008*	10.000000	7.927537	-20.72%	7,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.823944	9.376385	-4.56%	0
2010	8.842676	9.823944	11.10%	1,982
2009	7.204634	8.842676	22.74%	8,873
2008*	10.000000	7.204634	-27.95%	6,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.708329	10.734806	0.25%	1,665
2010	10.143105	10.708329	5.57%	1,784
2009	9.078992	10.143105	11.72%	7,560
2008*	10.000000	9.078992	-9.21%	17,287
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.036480	9.689863	-3.45%	168,385
2010	9.116587	10.036480	10.09%	160,217
2009	7.562819	9.116587	20.54%	58,831
2008*	10.000000	7.562819	-24.37%	16,838
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587811	9.035018	-5.77%	26,143
2010	8.559890	9.587811	12.01%	18,702
2009	6.841204	8.559890	25.12%	2,328
2008*	10.000000	6.841204	-31.59%	2,328
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416230	10.268845	-1.41%	39,121
2010	9.664334	10.416230	7.78%	36,851
2009	8.307908	9.664334	16.33%	36,767
2008*	10.000000	8.307908	-16.92%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.230444	11.833771	5.37%	47,174
2010	10.612240	11.230444	5.83%	21,986
2009	9.868797	10.612240	7.53%	36,655
2008*	10.000000	9.868797	-1.31%	5,299
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.119428	12.704929	4.83%	16,315
2010	11.340265	12.119428	6.87%	21,094
2009	9.852755	11.340265	15.10%	27,854
2008*	10.000000	9.852755	-1.47%	657
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.258281	20.148936	-23.27%	147
2010	22.865016	26.258281	14.84%	153
2009	14.163501	22.865016	61.44%	2,659
2008	33.923728	14.163501	-58.25%	3,005
2007	23.574977	33.923728	43.90%	2,093
2006	17.443443	23.574977	35.15%	2,313
2005	13.303723	17.443443	31.12%	3,847
2004	11.146305	13.303723	19.36%	4,379
2003	6.822884	11.146305	63.37%	4,669
2002	8.142380	6.822884	-16.21%	8,365
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.887535	22.161441	-23.28%	95,558
2010	25.146066	28.887535	14.88%	124,690
2009	15.560214	25.146066	61.60%	105,564
2008	37.328953	15.560214	-58.32%	88,425
2007	25.946870	37.328953	43.87%	134,253
2006	19.208764	25.946870	35.08%	118,957
2005	14.648149	19.208764	31.13%	168,281
2004	12.271368	14.648149	19.37%	117,475
2003	7.513570	12.271368	63.32%	62,127
2002*	10.000000	7.513570	-24.86%	16,853
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.659998	16.603506	6.02%	591,502
2010	15.119205	15.659998	3.58%	799,392
2009	14.894664	15.119205	1.51%	973,588
2008	13.988120	14.894664	6.48%	1,038,069
2007	13.206371	13.988120	5.92%	1,058,696
2006	12.927647	13.206371	2.16%	1,097,903
2005	12.664327	12.927647	2.08%	1,225,716
2004	12.406921	12.664327	2.07%	1,379,645
2003	12.305129	12.406921	0.83%	1,600,394
2002	11.216307	12.305129	9.71%	1,692,392

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.024469	10.725747	-10.80%	11,402
2010	10.737210	12.024469	11.99%	11,154
2009	8.373358	10.737210	28.23%	11,450
2008	15.703294	8.373358	-46.68%	11,450
2007	12.495047	15.703294	25.68%	2,638
2006	9.506220	12.495047	31.44%	2,638
2005	7.385378	9.506220	28.72%	2,638
2004	6.542624	7.385378	12.88%	4,971
2003	4.880201	6.542624	34.06%	5,992
2002	6.505103	4.880201	-24.98%	6,114
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.131030	17.064846	-10.80%	36,844
2010	17.086136	19.131030	11.97%	41,159
2009	13.329763	17.086136	28.18%	46,126
2008	24.990664	13.329763	-46.66%	44,929
2007	19.884497	24.990664	25.68%	84,492
2006	15.129732	19.884497	31.43%	53,631
2005	11.757438	15.129732	28.68%	34,855
2004	10.401328	11.757438	13.04%	21,516
2003	7.775080	10.401328	33.78%	19,486
2002*	10.000000	7.775080	-22.25%	8,868
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.930901	7.694006	-13.85%	6,779
2010	8.412370	8.930901	6.16%	9,367
2009	6.617105	8.412370	27.13%	12,294
2008	11.762888	6.617105	-43.75%	6,432
2007	10.879072	11.762888	8.12%	8,601
2006*	10.000000	10.879072	8.79%	1,009
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.906069	13.206056	-5.03%	81,026
2010	12.272451	13.906069	13.31%	89,214
2009	9.759958	12.272451	25.74%	153,536
2008	15.633605	9.759958	-37.57%	193,274
2007	14.927083	15.633605	4.73%	219,355
2006	12.920750	14.927083	15.53%	229,425
2005	12.110133	12.920750	6.69%	240,237
2004	10.744012	12.110133	12.72%	239,193
2003	8.242281	10.744012	30.35%	203,891
2002*	10.000000	8.242281	-17.58%	43,745
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.538559	12.504317	-0.27%	52,662
2010	11.550746	12.538559	8.55%	57,189
2009*	10.000000	11.550746	15.51%	48,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411681	13.133714	-2.07%	312
2010	12.110672	13.411681	10.74%	0
2009*	10.000000	12.110672	21.11%	25,507

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.842069	13.066756	1.75%	282,045
2010	12.268517	12.842069	4.67%	354,582
2009	11.377644	12.268517	7.83%	384,143
2008	12.247679	11.377644	-7.10%	384,848
2007	11.758213	12.247679	4.16%	387,516
2006	11.204020	11.758213	4.95%	308,035
2005	10.971215	11.204020	2.12%	338,063
2004	10.605451	10.971215	3.45%	449,073
2003	9.942704	10.605451	6.67%	461,165
2002*	10.000000	9.942704	-0.57%	293,357
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.634749	13.472820	-1.19%	1,229,222
2010	12.436081	13.634749	9.64%	1,453,920
2009	10.560036	12.436081	17.77%	1,674,658
2008	13.909352	10.560036	-24.08%	1,712,028
2007	13.318307	13.909352	4.44%	1,807,907
2006	12.099196	13.318307	10.08%	1,869,671
2005	11.618642	12.099196	4.14%	1,783,747
2004	10.730544	11.618642	8.28%	1,813,336
2003	9.042222	10.730544	18.67%	1,643,008
2002*	10.000000	9.042222	-9.58%	456,100
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.943413	13.490265	-3.25%	626,136
2010	12.501126	13.943413	11.54%	813,788
2009	10.166666	12.501126	22.96%	877,784
2008	14.990874	10.166666	-32.18%	860,341
2007	14.287497	14.990874	4.92%	952,679
2006	12.618444	14.287497	13.23%	1,126,813
2005	11.921713	12.618444	5.84%	1,151,938
2004	10.759274	11.921713	10.80%	1,152,104
2003	8.594465	10.759274	25.19%	1,140,984
2002*	10.000000	8.594465	-14.06%	384,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.419623	13.539227	0.89%	276,677
2010	12.510267	13.419623	7.27%	380,226
2009	11.047191	12.510267	13.24%	471,943
2008	13.154760	11.047191	-16.02%	472,107
2007	12.571989	13.154760	4.64%	554,240
2006	11.729868	12.571989	7.18%	610,335
2005	11.356507	11.729868	3.29%	751,917
2004	10.721096	11.356507	5.93%	760,521
2003	9.539048	10.721096	12.39%	728,876
2002*	10.000000	9.539048	-4.61%	330,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.937912	13.470193	-3.36%	1,200,630
2010	12.959566	13.937912	7.55%	1,488,227
2009*	10.000000	12.959566	29.60%	2,284

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.117858	27.087971	-3.66%	230,938
2010	22.539123	28.117858	24.75%	266,799
2009	16.673054	22.539123	35.18%	312,895
2008	26.547341	16.673054	-37.20%	319,153
2007	24.970222	26.547341	6.32%	327,134
2006	22.986686	24.970222	8.63%	382,434
2005	20.743589	22.986686	10.81%	428,127
2004	18.132311	20.743589	14.40%	471,613
2003	13.622624	18.132311	33.10%	466,898
2002	16.271356	13.622624	-16.28%	327,800
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.929477	11.792667	-1.15%	732,062
2010	12.068244	11.929477	-1.15%	1,023,777
2009	12.203522	12.068244	-1.11%	1,281,642
2008	12.097060	12.203522	0.88%	2,009,557
2007	11.678837	12.097060	3.58%	1,122,519
2006	11.302306	11.678837	3.33%	917,893
2005	11.136308	11.302306	1.49%	762,498
2004	11.175193	11.136308	-0.35%	864,711
2003	11.234913	11.175193	-0.53%	886,647
2002	11.229574	11.234913	0.05%	1,334,983
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.275553	16.981414	4.34%	114,445
2010	14.888534	16.275553	9.32%	164,807
2009	12.109454	14.888534	22.95%	179,173
2008	14.811446	12.109454	-18.24%	162,473
2007	14.322312	14.811446	3.42%	217,167
2006	13.819851	14.322312	3.64%	210,856
2005	13.681913	13.819851	1.01%	233,194
2004	12.992190	13.681913	5.31%	245,596
2003	11.722912	12.992190	10.83%	240,713
2002	11.062002	11.722912	5.97%	261,771
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.264876	8.300684	-10.41%	180,580
2010	8.218933	9.264876	12.73%	244,503
2009	6.093062	8.218933	34.89%	278,527
2008*	10.000000	6.093062	-39.07%	29,448

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.026687	13.289796	-17.08%	40,216
2010	15.279098	16.026687	4.89%	56,428
2009	11.904701	15.279098	28.35%	62,168
2008	22.441172	11.904701	-46.95%	70,140
2007	22.057082	22.441172	1.74%	83,701
2006	18.178088	22.057082	21.34%	98,978
2005	16.410853	18.178088	10.77%	98,803
2004	13.804740	16.410853	18.88%	63,803
2003*	10.000000	13.804740	38.05%	23,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.250880	8.878946	-4.02%	219,769
2010	8.101826	9.250880	14.18%	255,372
2009	6.315495	8.101826	28.28%	58,292
2008*	10.000000	6.315495	-36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434580	9.713452	-6.91%	73,861
2010*	10.000000	10.434580	4.35%	67,924
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.842733	8.208690	-7.17%	9,013
2010	7.934264	8.842733	11.45%	15,994
2009	6.299706	7.934264	25.95%	18,042
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.816061	9.292992	-5.33%	328,727
2010	7.830213	9.816061	25.36%	404,799
2009	6.231294	7.830213	25.66%	485,082
2008*	10.000000	6.231294	-37.69%	11,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.227396	9.875328	-3.44%	385,079
2010	8.648417	10.227396	18.26%	503,336
2009	6.705806	8.648417	28.97%	632,098
2008*	10.000000	6.705806	-32.94%	23,125
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267718	14.012537	-1.79%	81,369
2010	11.505620	14.267718	24.01%	97,241
2009	9.131786	11.505620	26.00%	128,755
2008	17.241801	9.131786	-47.04%	139,905
2007	15.893793	17.241801	8.48%	141,028
2006	15.578606	15.893793	2.02%	149,547
2005	14.579713	15.578606	6.85%	182,974
2004	13.004630	14.579713	12.11%	198,220
2003	9.798306	13.004630	32.72%	228,567
2002	14.858644	9.798306	-34.06%	158,703

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.647927	31.575230	-6.16%	118,426
2010	26.886130	33.647927	25.15%	160,513
2009	21.549644	26.886130	24.76%	195,476
2008	32.131819	21.549644	-32.93%	193,363
2007	34.914843	32.131819	-7.97%	217,679
2006	30.112384	34.914843	15.95%	250,356
2005	29.553543	30.112384	1.89%	295,994
2004	25.488198	29.553543	15.95%	365,351
2003	16.438351	25.488198	55.05%	379,823
2002	22.831653	16.438351	-28.00%	311,372
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.724632	26.816500	-6.64%	112,213
2010	23.187571	28.724632	23.88%	148,592
2009	17.414238	23.187571	33.15%	192,084
2008	28.501641	17.414238	-38.90%	221,279
2007	28.233079	28.501641	0.95%	227,667
2006	25.491825	28.233079	10.75%	265,811
2005	22.959559	25.491825	11.03%	296,969
2004	19.514472	22.959559	17.65%	324,595
2003	13.999555	19.514472	39.39%	328,012
2002	17.131237	13.999555	-18.28%	267,657
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.304483	12.227588	-0.62%	135,640
2010	10.971862	12.304483	12.15%	163,727
2009	8.802384	10.971862	24.65%	171,351
2008	15.236520	8.802384	-42.23%	189,235
2007	14.248988	15.236520	6.93%	207,368
2006	12.685521	14.248988	12.32%	219,949
2005	11.943858	12.685521	6.21%	275,536
2004	11.009243	11.943858	8.49%	353,883
2003	8.734199	11.009243	26.05%	417,545
2002	10.691229	8.734199	-18.31%	368,571
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.325162	9.817385	5.28%	420,263
2010	7.246440	9.325162	28.69%	497,455
2009	5.603068	7.246440	29.33%	538,957
2008*	10.000000	5.603068	-43.97%	15,843
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576649	10.591062	0.14%	59,906
2010	10.446897	10.576649	1.24%	95,063
2009	9.866941	10.446897	5.88%	97,472
2008*	10.000000	9.866941	-1.33%	49,180
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.596896	11.770571	-13.43%	18,578
2010	12.934195	13.596896	5.12%	18,934
2009*	10.000000	12.934195	29.34%	26,745

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.284516	11.861182	-3.45%	133,966
2010	10.734303	12.284516	14.44%	150,466
2009	8.447508	10.734303	27.07%	138,626
2008	13.563070	8.447508	-37.72%	147,867
2007	14.032808	13.563070	-3.35%	182,595
2006	12.247557	14.032808	14.58%	185,430
2005	11.884888	12.247557	3.05%	183,639
2004	10.232526	11.884888	16.15%	190,074
2003	7.875820	10.232526	29.92%	150,587
2002	10.643778	7.875820	-26.01%	108,132
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656107	10.564320	-0.86%	184,488
2010	10.238941	10.656107	4.07%	204,769
2009	9.139973	10.238941	12.02%	148,103
2008	10.680593	9.139973	-14.42%	141,192
2007	10.313421	10.680593	3.56%	151,387
2006	10.012367	10.313421	3.01%	136,311
2005	9.984412	10.012367	0.28%	131,505
2004	10.022469	9.984412	-0.38%	74,454
2003*	10.000000	10.022469	0.22%	43,221
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.308990	8.126519	-2.20%	1,812
2010	7.027444	8.308990	18.24%	609
2009	5.791426	7.027444	21.34%	3,606
2008	9.679898	5.791426	-40.17%	115
2007	9.742968	9.679898	-0.65%	560
2006*	10.000000	9.742968	-2.57%	105
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.473620	12.908706	-4.19%	9,297
2010	11.094594	13.473620	21.44%	7,978
2009	8.539874	11.094594	29.92%	4,188
2008	14.266478	8.539874	-40.14%	10,372
2007	13.412223	14.266478	6.37%	27,138
2006	11.932717	13.412223	12.40%	16,394
2005	11.296531	11.932717	5.63%	1,947
2004*	10.000000	11.296531	12.97%	1,075
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.273489	15.901857	-2.28%	0
2010	15.045825	16.273489	8.16%	0
2009	10.532128	15.045825	42.86%	497,086
2008	19.556880	10.532128	-46.15%	570,286
2007	17.333124	19.556880	12.83%	602,327
2006	16.243171	17.333124	6.71%	683,099
2005	15.634471	16.243171	3.89%	831,167
2004	14.790435	15.634471	5.71%	883,209
2003	11.426546	14.790435	29.44%	893,702
2002	15.804639	11.426546	-27.70%	773,243

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.707002	19.683563	-9.32%	164,785
2010	18.934646	21.707002	14.64%	190,932
2009	13.711763	18.934646	38.09%	220,399
2008	23.194279	13.711763	-40.88%	252,973
2007	22.067063	23.194279	5.11%	283,438
2006	18.967927	22.067063	16.34%	333,028
2005	16.781825	18.967927	13.03%	387,492
2004	14.242986	16.781825	17.83%	359,934
2003*	10.000000	14.242986	42.43%	294,048
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.732396	12.449393	-9.34%	189,373
2010	11.979518	13.732396	14.63%	271,880
2009	8.670472	11.979518	38.16%	317,302
2008	14.665223	8.670472	-40.88%	367,853
2007	13.954930	14.665223	5.09%	398,702
2006	11.994723	13.954930	16.34%	425,522
2005	10.615063	11.994723	13.00%	514,153
2004	9.011599	10.615063	17.79%	599,639
2003	6.374126	9.011599	41.38%	710,060
2002	8.281465	6.374126	-23.03%	921,010
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.841247	2.755858	-3.01%	31,309
2010	2.506254	2.841247	13.37%	77,430
2009	2.000278	2.506254	25.30%	33,547
2008	9.586595	2.000278	-79.13%	284
2007*	10.000000	9.586595	-4.13%	1,031
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.080914	2.974382	-3.46%	1,376
2010	2.714612	3.080914	13.49%	1,376
2009	2.191393	2.714612	23.88%	3,274
2008	10.394627	2.191393	-78.92%	0
2007	10.526915	10.394627	-1.26%	4,785
2006*	10.000000	10.526915	5.27%	4,942
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076369	13.912820	-1.16%	326,174
2010	12.264481	14.076369	14.77%	377,011
2009	9.671519	12.264481	26.81%	406,620
2008	15.901541	9.671519	-39.18%	417,303
2007	15.405998	15.901541	3.22%	441,219
2006	13.548971	15.405998	13.71%	485,301
2005	12.933232	13.548971	4.76%	543,344
2004	11.952995	12.933232	8.20%	626,851
2003	9.542333	11.952995	25.26%	731,773
2002	11.888126	9.542333	-19.73%	569,305

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.945375	9.613731	-3.33%	11,099
2010	8.152745	9.945375	21.99%	12,725
2009	6.011559	8.152745	35.62%	17,387
2008	9.782119	6.011559	-38.55%	21,942
2007	10.017743	9.782119	-2.35%	19,148
2006*	10.000000	10.017743	0.18%	7,009
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.787968	14.778428	-0.06%	93,037
2010	11.736436	14.787968	26.00%	97,001
2009	8.953474	11.736436	31.08%	126,976
2008	17.783866	8.953474	-49.65%	142,746
2007	16.920420	17.783866	5.10%	131,506
2006	16.625356	16.920420	1.77%	148,688
2005	14.972502	16.625356	11.04%	213,620
2004	12.645718	14.972502	18.40%	185,688
2003	10.186018	12.645718	24.15%	193,632
2002	14.270642	10.186018	-28.62%	189,178
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.764923	12.608799	7.17%	24,912
2010	10.881912	11.764923	8.11%	20,313
2009*	10.000000	10.881912	8.82%	12,684
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.397306	11.380137	-0.15%	136,253
2010	10.961461	11.397306	3.98%	129,140
2009*	10.000000	10.961461	9.61%	36,774
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
2008	11.091221	10.193531	-8.09%	0
2007	10.141328	11.091221	9.37%	0
2006*	10.000000	10.141328	1.41%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
2008	11.166001	11.561741	3.54%	0
2007	10.388364	11.166001	7.49%	0
2006*	10.000000	10.388364	3.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.014102	0.14%	49,951

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
2008	11.318777	6.347117	-43.92%	0
2007	11.013104	11.318777	2.78%	0
2006*	10.000000	11.013104	10.13%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431254	9.895527	-5.14%	10,809
2010	9.427832	10.431254	10.64%	13,979
2009	8.048838	9.427832	17.13%	22,278
2008	13.013688	8.048838	-38.15%	23,607
2007	13.986853	13.013688	-6.96%	27,360
2006	11.666137	13.986853	19.89%	26,087
2005	11.039213	11.666137	5.68%	30,451
2004	9.867462	11.039213	11.87%	31,918
2003	8.074931	9.867462	22.20%	28,786
2002	10.165952	8.074931	-20.57%	24,942
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.388704	10.434252	-8.38%	8,078
2010	10.020359	11.388704	13.66%	1,662
2009	8.093812	10.020359	23.80%	2,339
2008	13.254362	8.093812	-38.93%	13,949
2007	13.137836	13.254362	0.89%	17,855
2006	11.484269	13.137836	14.40%	19,781
2005	10.881083	11.484269	5.54%	21,951
2004	9.836114	10.881083	10.62%	23,912
2003	7.930224	9.836114	24.03%	24,189
2002	10.187952	7.930224	-22.16%	25,745
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555188	11.517684	9.12%	16,158
2010*	10.000000	10.555188	5.55%	926
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.067196	11.558139	4.44%	8,558
2010	10.449346	11.067196	5.91%	12,704
2009	9.641045	10.449346	8.38%	15,829
2008	10.861617	9.641045	-11.24%	41,277
2007	10.420412	10.861617	4.23%	25,938
2006*	10.000000	10.420412	4.20%	9,011
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.939037	41.199539	5.81%	9,607
2010	35.894065	38.939037	8.48%	12,876
2009	27.887028	35.894065	28.71%	13,867
2008	33.180925	27.887028	-15.95%	12,686
2007	31.510701	33.180925	5.30%	15,052
2006	28.767313	31.510701	9.54%	17,496
2005	25.924994	28.767313	10.96%	21,982
2004	23.828896	25.924994	8.80%	30,312
2003	18.852711	23.828896	26.40%	46,550
2002	17.461708	18.852711	7.97%	55,593

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.700079	13.044621	-4.78%	0
2010	13.114039	13.700079	4.47%	0
2009	10.010271	13.114039	31.01%	0
2008	18.288061	10.010271	-45.26%	0
2007	16.146209	18.288061	13.27%	0
2006	13.052832	16.146209	23.70%	0
2005	11.888377	13.052832	9.79%	0
2004	10.245194	11.888377	16.04%	0
2003	8.134101	10.245194	25.95%	0
2002*	10.000000	8.134101	-18.66%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.171559	41.969100	-26.59%	4,925
2010	45.597634	57.171559	25.38%	6,329
2009	21.638159	45.597634	110.73%	6,401
2008	62.153612	21.638159	-65.19%	5,336
2007	45.692872	62.153612	36.02%	5,103
2006	33.136572	45.692872	37.89%	5,266
2005	25.395192	33.136572	30.48%	5,482
2004	20.406985	25.395192	24.44%	7,482
2003	13.388854	20.406985	52.42%	10,686
2002	13.949511	13.388854	-4.02%	16,855
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.825340	45.280208	-17.41%	3,584
2010	42.915980	54.825340	27.75%	4,168
2009	27.559137	42.915980	55.72%	6,181
2008	51.750299	27.559137	-46.75%	6,659
2007	36.018604	51.750299	43.68%	4,565
2006	29.268051	36.018604	23.06%	5,771
2005	19.520708	29.268051	49.93%	9,091
2004	15.896223	19.520708	22.80%	9,992
2003	11.106735	15.896223	43.12%	21,373
2002	11.563707	11.106735	-3.95%	31,183
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.084965	11.130667	-7.90%	11,217
2010	10.882146	12.084965	11.05%	18,090
2009	8.664104	10.882146	25.60%	25,481
2008	14.106823	8.664104	-38.58%	25,407
2007	12.980042	14.106823	8.68%	31,609
2006	11.550419	12.980042	12.38%	32,693
2005	10.744649	11.550419	7.50%	44,448
2004	9.911600	10.744649	8.40%	47,309
2003	7.428955	9.911600	33.42%	50,986
2002	9.816956	7.428955	-24.33%	53,093
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.416634	15.482265	-5.69%	10,906
2010	13.100218	16.416634	25.32%	17,488
2009*	10.000000	13.100218	31.00%	5,058

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937267	9.874545	-9.72%	19,080
2010	8.744818	10.937267	25.07%	19,488
2009	6.204371	8.744818	40.95%	8,022
2008*	10.000000	6.204371	-37.96%	4,135
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.826176	14.161086	10.41%	144,167
2010	12.349734	12.826176	3.86%	118,097
2009	11.341243	12.349734	8.89%	122,621
2008	11.664298	11.341243	-2.77%	122,386
2007	10.782991	11.664298	8.17%	72,998
2006	10.743070	10.782991	0.37%	36,205
2005	10.705893	10.743070	0.35%	40,147
2004	10.240855	10.705893	4.54%	33,320
2003*	10.000000	10.240855	2.41%	20,371
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228101	13.476424	1.88%	190,999
2010	11.729347	13.228101	12.78%	222,145
2009	10.052611	11.729347	16.68%	236,147
2008	15.554749	10.052611	-35.37%	265,289
2007	15.755326	15.554749	-1.27%	268,735
2006	13.618988	15.755326	15.69%	258,123
2005	13.173845	13.618988	3.38%	265,648
2004	11.800602	13.173845	11.64%	243,892
2003	9.233496	11.800602	27.80%	227,789
2002	11.591056	9.233496	-20.34%	184,961
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.074087	11.846752	-1.88%	32,906
2010	10.247605	12.074087	17.82%	27,773
2009	7.981902	10.247605	28.39%	29,531
2008	10.679075	7.981902	-25.26%	29,965
2007	11.064576	10.679075	-3.48%	22,970
2006*	10.000000	11.064576	10.65%	18,370
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	522,281
2008	20.761269	15.019486	-27.66%	551,816
2007	22.153132	20.761269	-6.28%	598,453
2006	18.896571	22.153132	17.23%	615,065
2005	18.208834	18.896571	3.78%	607,354
2004	16.119499	18.208834	12.96%	553,673
2003	12.651422	16.119499	27.41%	453,653
2002	14.654697	12.651422	-13.67%	354,877

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.100288	12.472250	-4.79%	134,986
2010	12.080182	13.100288	8.44%	105,426
2009*	10.000000	12.080182	20.80%	31,412
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.377498	15.278847	-0.64%	94,771
2010	12.369464	15.377498	24.32%	92,117
2009	10.013642	12.369464	23.53%	90,105
2008	14.670723	10.013642	-31.74%	89,119
2007	14.947780	14.670723	-1.85%	87,130
2006	13.223234	14.947780	13.04%	85,784
2005	12.480627	13.223234	5.95%	85,969
2004	10.364013	12.480627	20.42%	69,050
2003	7.613403	10.364013	36.13%	42,227
2002*	10.000000	7.613403	-23.87%	8,400
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550728	11.515259	-0.31%	239,353
2010	10.182340	11.550728	13.44%	265,914
2009	7.705099	10.182340	32.15%	301,307
2008	11.892933	7.705099	-35.21%	323,041
2007	11.168633	11.892933	6.49%	330,148
2006	10.351504	11.168633	7.89%	325,601
2005	10.111287	10.351504	2.38%	331,041
2004	9.635655	10.111287	4.94%	338,795
2003	7.739942	9.635655	24.49%	317,922
2002	11.025487	7.739942	-29.80%	270,506
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156042	13.242551	0.66%	940,038
2010	11.595206	13.156042	13.46%	1,043,374
2009	9.289668	11.595206	24.82%	1,141,640
2008	14.958510	9.289668	-37.90%	1,220,523
2007	14.385200	14.958510	3.99%	1,359,522
2006	12.605780	14.385200	14.12%	1,325,095
2005	12.186711	12.605780	3.44%	1,377,752
2004	11.148445	12.186711	9.31%	1,375,237
2003	8.790442	11.148445	26.82%	1,269,214
2002	11.460136	8.790442	-23.30%	1,052,739
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.580318	15.703984	7.71%	149,268
2010	12.797113	14.580318	13.93%	139,049
2009	10.568422	12.797113	21.09%	149,137
2008	15.183971	10.568422	-30.40%	154,865
2007	14.346155	15.183971	5.84%	159,274
2006	12.465876	14.346155	15.08%	167,286
2005	12.087664	12.465876	3.13%	170,122
2004	11.646776	12.087664	3.79%	173,039
2003	9.728623	11.646776	19.72%	148,307
2002	11.823034	9.728623	-17.71%	116,977

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.859858	12.773902	-19.46%	0
2010	15.367742	15.859858	3.20%	0
2009	11.875984	15.367742	29.40%	0
2008	19.177839	11.875984	-38.07%	0
2007	18.637889	19.177839	2.90%	0
2006	15.386609	18.637889	21.13%	0
2005	13.918111	15.386609	10.55%	0
2004	11.737034	13.918111	18.58%	0
2003	8.712095	11.737034	34.72%	0
2002	10.046373	8.712095	-13.28%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.423202	9.723670	-14.88%	0
2010	8.815758	11.423202	29.58%	0
2009	7.079519	8.815758	24.52%	0
2008	11.482123	7.079519	-38.34%	0
2007	13.067609	11.482123	-12.13%	0
2006	12.745394	13.067609	2.53%	0
2005	12.192484	12.745394	4.53%	0
2004	11.083607	12.192484	10.00%	0
2003	8.518549	11.083607	30.11%	0
2002	10.660845	8.518549	-20.09%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329532	16.500735	1.05%	324,390
2010	15.232405	16.329532	7.20%	365,202
2009	12.801405	15.232405	18.99%	415,879
2008	13.975403	12.801405	-8.40%	472,097
2007	13.423384	13.975403	4.11%	494,771
2006	13.044103	13.423384	2.91%	458,191
2005	13.033001	13.044103	0.09%	453,285
2004	12.730457	13.033001	2.38%	429,187
2003	12.313044	12.730457	3.39%	395,410
2002	11.401464	12.313044	8.00%	281,981
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.419590	11.250785	-1.48%	18,504
2010	10.252378	11.419590	11.38%	12,099
2009	8.358168	10.252378	22.66%	11,986
2008	11.291189	8.358168	-25.98%	8,994
2007	10.519576	11.291189	7.34%	7,892
2006*	10.000000	10.519576	5.20%	2,060
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978165	10.724695	-2.31%	89,014
2010	9.702572	10.978165	13.15%	79,943
2009	7.625956	9.702572	27.23%	76,865
2008	11.471058	7.625956	-33.52%	65,856
2007	10.539579	11.471058	8.84%	16,171
2006*	10.000000	10.539579	5.40%	5,325

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.561122	10.153311	-3.86%	44,582
2010	9.214958	10.561122	14.61%	44,254
2009	7.097840	9.214958	29.83%	18,686
2008	11.601646	7.097840	-38.82%	18,723
2007	10.559747	11.601646	9.87%	14,674
2006*	10.000000	10.559747	5.60%	3,026
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	862,734
2008	23.573218	13.365134	-43.30%	957,831
2007	20.305885	23.573218	16.09%	1,012,772
2006	18.417343	20.305885	10.25%	954,210
2005	15.952706	18.417343	15.45%	843,674
2004	13.999044	15.952706	13.96%	712,230
2003	11.039054	13.999044	26.81%	591,975
2002	12.335838	11.039054	-10.51%	450,944
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439308	9.777986	-6.33%	137,395
2010	8.867305	10.439308	17.73%	127,649
2009	6.081720	8.867305	45.80%	136,789
2008	13.500848	6.081720	-54.95%	163,269
2007	9.383035	13.500848	43.89%	116,443
2006*	10.000000	9.383035	-6.17%	24,209
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.886926	14.834974	-0.35%	624,367
2010	13.092259	14.886926	13.71%	710,729
2009	10.190835	13.092259	28.47%	788,243
2008	18.002932	10.190835	-43.39%	880,657
2007	17.968073	18.002932	0.19%	897,101
2006	15.144659	17.968073	18.64%	874,848
2005	14.493567	15.144659	4.49%	846,999
2004	13.170455	14.493567	10.05%	800,406
2003	10.236736	13.170455	28.66%	703,265
2002	12.483021	10.236736	-17.99%	550,080
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	93,604
2008	12.576778	5.583962	-55.60%	105,483
2007	10.346265	12.576778	21.56%	101,946
2006	9.944414	10.346265	4.04%	98,087
2005	9.245533	9.944414	7.56%	101,437
2004	8.740750	9.245533	5.78%	99,552
2003	6.823011	8.740750	28.11%	101,603
2002	8.844341	6.823011	-22.85%	91,292

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.993343	12.855879	-1.06%	617,269
2010	10.600829	12.993343	22.57%	684,396
2009	8.372807	10.600829	26.61%	765,836
2008	16.060924	8.372807	-47.87%	841,957
2007	12.813873	16.060924	25.34%	903,040
2006	12.151083	12.813873	5.45%	873,297
2005	11.638000	12.151083	4.41%	907,835
2004	11.407069	11.638000	2.02%	941,698
2003	8.695091	11.407069	31.19%	886,741
2002	12.608518	8.695091	-31.04%	759,470
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.676299	14.043042	2.68%	90,319
2010	12.165048	13.676299	12.42%	115,450
2009	8.563916	12.165048	42.05%	135,090
2008	11.567096	8.563916	-25.96%	161,277
2007	11.405362	11.567096	1.42%	192,383
2006	10.382924	11.405362	9.85%	388,859
2005	10.250064	10.382924	1.30%	474,248
2004	9.477262	10.250064	8.15%	531,410
2003	7.554754	9.477262	25.45%	572,386
2002	7.379494	7.554754	2.37%	168,059
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607104	11.926319	2.75%	147,140
2010	10.335924	11.607104	12.30%	145,881
2009	7.268321	10.335924	42.21%	180,070
2008	9.806038	7.268321	-25.88%	151,610
2007*	10.000000	9.806038	-1.94%	198,699
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979067	13.748136	5.93%	192,717
2010	12.199820	12.979067	6.39%	208,166
2009	10.674834	12.199820	14.29%	210,114
2008	11.178437	10.674834	-4.51%	149,998
2007	10.857668	11.178437	2.95%	136,195
2006	10.536126	10.857668	3.05%	102,404
2005	10.446445	10.536126	0.86%	74,074
2004	10.135570	10.446445	3.07%	37,725
2003*	10.000000	10.135570	1.36%	8,550
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.830540	10.436160	-11.79%	181,360
2010	9.303679	11.830540	27.16%	217,999
2009	6.725459	9.303679	38.34%	183,106
2008	11.253265	6.725459	-40.24%	131,495
2007	9.863182	11.253265	14.09%	95,209
2006*	10.000000	9.863182	-1.37%	34,773

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.132512	12.375401	-18.22%	18,610
2010	13.555045	15.132512	11.64%	21,418
2009	10.850910	13.555045	24.92%	24,772
2008	19.565247	10.850910	-44.54%	31,019
2007	16.896770	19.565247	15.79%	31,960
2006	14.499246	16.896770	16.54%	32,865
2005	12.334722	14.499246	17.55%	36,522
2004	11.000744	12.334722	12.13%	43,777
2003	7.775040	11.000744	41.49%	50,373
2002	9.879361	7.775040	-21.30%	58,482
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.062151	12.306785	-18.29%	136,765
2010	13.489945	15.062151	11.65%	155,619
2009	10.794322	13.489945	24.97%	176,552
2008	19.467718	10.794322	-44.55%	192,790
2007	16.809880	19.467718	15.81%	208,482
2006	14.424335	16.809880	16.54%	208,413
2005	12.275838	14.424335	17.50%	160,797
2004	10.947388	12.275838	12.13%	132,291
2003	7.734738	10.947388	41.54%	78,373
2002*	10.000000	7.734738	-22.65%	31,997
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.875465	13.396840	-9.94%	52,762
2010	11.906264	14.875465	24.94%	69,329
2009	7.656370	11.906264	55.51%	79,139
2008	15.872344	7.656370	-51.76%	73,915
2007	15.214228	15.872344	4.33%	84,209
2006	13.252038	15.214228	14.81%	80,335
2005	13.078442	13.252038	1.33%	82,997
2004	11.612918	13.078442	12.62%	76,714
2003	7.448995	11.612918	55.90%	62,597
2002*	10.000000	7.448995	-25.51%	6,496
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.821730	11.958652	1.16%	130,014
2010	10.619457	11.821730	11.32%	136,004
2009	7.926819	10.619457	33.97%	150,292
2008	11.405666	7.926819	-30.50%	168,433
2007	11.126930	11.405666	2.51%	125,412
2006*	10.000000	11.126930	11.27%	32,227
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486815	9.971622	-4.91%	92,244
2010	8.277889	10.486815	26.68%	107,510
2009	6.487052	8.277889	27.61%	117,817
2008	9.802409	6.487052	-33.82%	100,808
2007	10.164026	9.802409	-3.56%	32,500
2006*	10.000000	10.164026	1.64%	13,357

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255758	9.003906	-2.72%	15,159
2010	8.496860	9.255758	8.93%	13,630
2009	6.602655	8.496860	28.69%	6,696
2008*	10.000000	6.602655	-33.97%	5,158
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.570352	10.450052	-16.87%	25,933
2010	10.826778	12.570352	16.10%	32,950
2009	6.347673	10.826778	70.56%	34,688
2008	13.575240	6.347673	-53.24%	19,569
2007	10.676971	13.575240	27.15%	30,315
2006*	10.000000	10.676971	6.77%	4,143
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
2008	18.169582	10.728574	-40.95%	0
2007	15.883636	18.169582	14.39%	0
2006	13.209799	15.883636	20.24%	0
2005	12.101957	13.209799	9.15%	0
2004	10.304201	12.101957	17.45%	0
2003	7.868033	10.304201	30.96%	0
2002*	10.000000	7.868033	-21.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595408	9.350565	-11.75%	20,225
2010	9.892389	10.595408	7.11%	16,643
2009	7.297905	9.892389	35.55%	19,263
2008	12.392141	7.297905	-41.11%	44,932
2007	10.865204	12.392141	14.05%	34,318
2006*	10.000000	10.865204	8.65%	13,631
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.949762	15.628002	-2.02%	100,365
2010	14.113920	15.949762	13.01%	100,991
2009	12.036200	14.113920	17.26%	77,321
2008	11.470459	12.036200	4.93%	98,084
2007	10.456863	11.470459	9.69%	56,697
2006*	10.000000	10.456863	4.57%	14,574
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
2008	12.498196	7.608140	-39.13%	0
2007	11.618503	12.498196	7.57%	0
2006*	10.000000	11.618503	16.19%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0
2008	9.140620	5.421591	-40.69%	0
2007	10.329601	9.140620	-11.51%	0
2006*	10.000000	10.329601	3.30%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
2008	11.544721	8.303672	-28.07%	0
2007	11.020304	11.544721	4.76%	0
2006*	10.000000	11.020304	10.20%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
2008	11.582675	7.046167	-39.17%	0
2007	11.403056	11.582675	1.58%	0
2006*	10.000000	11.403056	14.03%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
2008	10.676057	7.385647	-30.82%	0
2007	10.586683	10.676057	0.84%	0
2006*	10.000000	10.586683	5.87%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0
2008	11.779101	7.147164	-39.32%	0
2007	10.814274	11.779101	8.92%	0
2006*	10.000000	10.814274	8.14%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
2008	10.829314	7.653752	-29.32%	0
2007	10.761427	10.829314	0.63%	0
2006*	10.000000	10.761427	7.61%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
2008	10.806233	5.634475	-47.86%	0
2007	10.357726	10.806233	4.33%	0
2006*	10.000000	10.357726	3.58%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
2008	10.040272	6.242362	-37.83%	0
2007	10.832470	10.040272	-7.31%	0
2006*	10.000000	10.832470	8.32%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315466	9.014475	-12.61%	754
2010*	10.000000	10.315466	3.15%	111
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.290829	11.053992	-2.10%	3,788
2010*	10.000000	11.290829	12.91%	25
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.322908	13.155039	-1.26%	0
2010	12.308511	13.322908	8.24%	0
2009	9.710224	12.308511	26.76%	0
2008	14.068958	9.710224	-30.98%	0
2007	13.171665	14.068958	6.81%	0
2006	11.423230	13.171665	15.31%	0
2005	10.978376	11.423230	4.05%	0
2004	10.197138	10.978376	7.66%	0
2003	8.295181	10.197138	22.93%	0
2002	9.945864	8.295181	-16.60%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
2008	11.805376	8.325488	-29.48%	0
2007	10.683050	11.805376	10.51%	0
2006*	10.000000	10.683050	6.83%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
2008	11.906931	6.511587	-45.31%	0
2007	12.759106	11.906931	-6.68%	0
2006*	10.000000	12.759106	27.59%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
2008	21.419228	12.616616	-41.10%	0
2007	18.898897	21.419228	13.34%	0
2006	14.916325	18.898897	26.70%	0
2005	12.801831	14.916325	16.52%	0
2004	10.448966	12.801831	22.52%	0
2003	8.194331	10.448966	27.51%	0
2002*	10.000000	8.194331	-18.06%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.132525	-8.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	47,025
2010	21.835756	23.445457	7.37%	53,744
2009*	10.000000	21.835756	23.55%	30,437
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776182	8.988590	-8.06%	758,854
2010	9.292757	9.776182	5.20%	846,514
2009	6.441522	9.292757	44.26%	935,638
2008	11.707458	6.441522	-44.98%	1,047,797
2007	8.673028	11.707458	34.99%	1,028,671
2006	8.044709	8.673028	7.81%	912,026
2005	7.233815	8.044709	11.21%	964,973
2004	6.206483	7.233815	16.55%	971,207
2003	5.224689	6.206483	18.79%	961,930
2002	6.290120	5.224689	-16.94%	868,779
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.036169	4.545048	-9.75%	136,735
2010	4.097605	5.036169	22.91%	154,345
2009	2.643381	4.097605	55.01%	176,543
2008	4.775364	2.643381	-44.65%	201,732
2007	3.971844	4.775364	20.23%	233,947
2006	3.728118	3.971844	6.54%	217,176
2005	3.382577	3.728118	10.22%	254,044
2004	3.404379	3.382577	-0.64%	302,274
2003	2.352398	3.404379	44.72%	354,665
2002	4.030994	2.352398	-41.64%	430,146
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.432478	11.653771	-33.15%	151,417
2010	14.113259	17.432478	23.52%	178,219
2009	7.977040	14.113259	76.92%	209,025
2008	16.901767	7.977040	-52.80%	246,021
2007	13.363752	16.901767	26.47%	278,201
2006	9.224320	13.363752	44.88%	251,706
2005	7.075935	9.224320	30.36%	282,041
2004	6.034263	7.075935	17.26%	334,484
2003	4.539769	6.034263	32.92%	389,100
2002	6.189198	4.539769	-26.65%	473,028

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.473302	14.608992	0.94%	22,685
2010	11.865912	14.473302	21.97%	22,951
2009	9.479322	11.865912	25.18%	22,655
2008	14.364858	9.479322	-34.01%	27,733
2007	14.192075	14.364858	1.22%	38,168
2006	12.293683	14.192075	15.44%	42,893
2005	11.393010	12.293683	7.91%	63,388
2004*	10.000000	11.393010	13.93%	14,736
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396378	10.223967	-1.66%	94,958
2010	9.461369	10.396378	9.88%	89,348
2009	7.820481	9.461369	20.98%	91,278
2008	11.769084	7.820481	-33.55%	42,132
2007	11.072036	11.769084	6.30%	38,988
2006*	10.000000	11.072036	10.72%	9,261
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756923	10.439213	-2.95%	15,971
2010*	10.000000	10.756923	7.57%	1,632
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.964907	7.815169	-1.88%	102,489
2010	6.760382	7.964907	17.82%	109,927
2009	5.126544	6.760382	31.87%	109,957
2008	8.465669	5.126544	-39.44%	109,268
2007	7.168076	8.465669	18.10%	124,902
2006	6.833425	7.168076	4.90%	119,067
2005	6.494037	6.833425	5.23%	124,689
2004	6.077202	6.494037	6.86%	131,817
2003	4.633836	6.077202	31.15%	139,964
2002	6.580071	4.633836	-29.58%	117,421
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.972200	13.894150	-0.56%	623,368
2010	12.463678	13.972200	12.10%	717,078
2009*	10.000000	12.463678	24.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282176	10.253438	-0.28%	97,835
2010	9.290525	10.282176	10.67%	117,915
2009	7.619334	9.290525	21.93%	118,836
2008	10.981885	7.619334	-30.62%	102,729
2007	10.472825	10.981885	4.86%	79,147
2006*	10.000000	10.472825	4.73%	40,446
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990144	11.480144	4.46%	78,174
2010	10.494946	10.990144	4.72%	93,393
2009	9.471637	10.494946	10.80%	99,488
2008	10.636755	9.471637	-10.95%	77,014
2007	10.454871	10.636755	1.74%	61,269
2006*	10.000000	10.454871	4.55%	12,199

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334491	10.156210	-10.40%	61,439
2010	10.307303	11.334491	9.97%	76,133
2009	7.367390	10.307303	39.90%	75,945
2008	12.152287	7.367390	-39.37%	72,027
2007	10.755666	12.152287	12.98%	63,032
2006*	10.000000	10.755666	7.56%	19,862
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.030959	9.446186	-5.83%	171,865
2010	8.589921	10.030959	16.78%	175,640
2009	6.264678	8.589921	37.12%	204,767
2008	11.366340	6.264678	-44.88%	166,993
2007	10.281776	11.366340	10.55%	91,205
2006*	10.000000	10.281776	2.82%	74,740
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500979	8.211406	-3.41%	38,086
2010	7.753245	8.500979	9.64%	39,057
2009	6.004590	7.753245	29.12%	28,787
2008	9.812784	6.004590	-38.81%	31,165
2007*	10.000000	9.812784	-1.87%	14,740
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.395585	17.843468	2.57%	31,439
2010	15.559975	17.395585	11.80%	37,015
2009	10.787009	15.559975	44.25%	47,898
2008	15.161801	10.787009	-28.85%	53,574
2007	14.880516	15.161801	1.89%	69,599
2006	13.616913	14.880516	9.28%	83,662
2005	13.461410	13.616913	1.16%	106,509
2004	12.375393	13.461410	8.78%	135,180
2003	10.244088	12.375393	20.81%	120,885
2002	10.044539	10.244088	1.99%	76,912
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350303	13.692640	2.56%	142,594
2010	11.940929	13.350303	11.80%	155,526
2009	8.273481	11.940929	44.33%	155,456
2008	11.646442	8.273481	-28.96%	95,827
2007	11.426670	11.646442	1.92%	61,290
2006	10.456788	11.426670	9.28%	49,427
2005*	10.000000	10.456788	4.57%	31,413
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.873553	7.748625	-12.68%	284,169
2010	7.768792	8.873553	14.22%	339,775
2009	5.140642	7.768792	51.12%	390,006
2008*	10.000000	5.140642	-48.59%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724722	9.302740	-4.34%	23,983
2010	7.964638	9.724722	22.10%	28,390
2009	6.128718	7.964638	29.96%	42,552
2008*	10.000000	6.128718	-38.71%	53,319
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.222635	8.530964	-7.50%	36,013
2010	8.120150	9.222635	13.58%	33,807
2009	6.361474	8.120150	27.65%	34,692
2008*	10.000000	6.361474	-36.39%	23,816
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233697	9.975148	-2.53%	24,984
2010	9.381701	10.233697	9.08%	42,599
2009	7.924860	9.381701	18.38%	17,100
2008*	10.000000	7.924860	-20.75%	13,083
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810720	9.359029	-4.60%	2,910
2010	8.835230	9.810720	11.04%	6,920
2009	7.202203	8.835230	22.67%	9,902
2008*	10.000000	7.202203	-27.98%	2,972
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693892	10.714917	0.20%	42,921
2010	10.134560	10.693892	5.52%	40,481
2009	9.075933	10.134560	11.66%	25,635
2008*	10.000000	9.075933	-9.24%	7,426
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.022954	9.671916	-3.50%	50,162
2010	9.108906	10.022954	10.03%	23,826
2009	7.560267	9.108906	20.48%	17,975
2008*	10.000000	7.560267	-24.40%	12,260
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574904	9.018302	-5.81%	69,937
2010	8.552690	9.574904	11.95%	65,812
2009	6.838895	8.552690	25.06%	40,319
2008*	10.000000	6.838895	-31.61%	3,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402177	10.249814	-1.46%	21,174
2010	9.656186	10.402177	7.73%	12,688
2009	8.305104	9.656186	16.27%	9,989
2008*	10.000000	8.305104	-16.95%	9,989
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215326	11.811888	5.32%	33,507
2010	10.603308	11.215326	5.77%	18,869
2009	9.865476	10.603308	7.48%	19,875
2008*	10.000000	9.865476	-1.35%	1,157

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103098	12.681415	4.78%	22,464
2010	11.330708	12.103098	6.82%	12,557
2009	9.849433	11.330708	15.04%	13,827
2008*	10.000000	9.849433	-1.51%	1,226
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.122563	20.034657	-23.31%	1,679
2010	22.758326	26.122563	14.78%	2,067
2009	14.104539	22.758326	61.35%	2,244
2008	33.799667	14.104539	-58.27%	3,145
2007	23.500696	33.799667	43.82%	2,788
2006	17.397252	23.500696	35.08%	4,513
2005	13.275190	17.397252	31.05%	5,724
2004	11.128016	13.275190	19.30%	5,805
2003	6.815122	11.128016	63.28%	7,160
2002	8.137235	6.815122	-16.25%	8,157
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.761189	22.053362	-23.32%	73,142
2010	25.048732	28.761189	14.82%	92,387
2009	15.507825	25.048732	61.52%	108,684
2008	37.222183	15.507825	-58.34%	109,053
2007	25.885813	37.222183	43.79%	141,689
2006	19.173227	25.885813	35.01%	108,955
2005	14.628417	19.173227	31.07%	92,931
2004	12.261030	14.628417	19.31%	56,212
2003	7.511024	12.261030	63.24%	31,774
2002*	10.000000	7.511024	-24.89%	12,529
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.074348	17.034217	5.97%	671,029
2010	15.527093	16.074348	3.52%	739,106
2009	15.304243	15.527093	1.46%	778,640
2008	14.380053	15.304243	6.43%	865,843
2007	13.583305	14.380053	5.87%	820,638
2006	13.303332	13.583305	2.10%	779,342
2005	13.038934	13.303332	2.03%	831,202
2004	12.780385	13.038934	2.02%	796,998
2003	12.681945	12.780385	0.78%	794,389
2002	11.565612	12.681945	9.65%	758,616
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962338	10.664936	-10.85%	14,508
2010	10.687119	11.962338	11.93%	1,245
2009	8.338511	10.687119	28.17%	1,324
2008	15.645882	8.338511	-46.70%	1,489
2007	12.455693	15.645882	25.61%	1,371
2006	9.481057	12.455693	31.37%	1,464
2005	7.369528	9.481057	28.65%	1,776
2004	6.531881	7.369528	12.82%	2,341
2003	4.874649	6.531881	34.00%	2,410
2002	6.500996	4.874649	-25.02%	3,050

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.047309	16.981577	-10.85%	47,132
2010	17.019966	19.047309	11.91%	34,445
2009	13.284846	17.019966	28.12%	38,651
2008	24.919078	13.284846	-46.69%	40,048
2007	19.837629	24.919078	25.62%	49,259
2006	15.101683	19.837629	31.36%	39,370
2005	11.741561	15.101683	28.62%	20,810
2004	10.392529	11.741561	12.98%	8,850
2003	7.772433	10.392529	33.71%	5,857
2002*	10.000000	7.772433	-22.28%	1,640
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.909825	7.671954	-13.89%	29,850
2010	8.396757	8.909825	6.11%	26,456
2009	6.608175	8.396757	27.07%	22,303
2008	11.752968	6.608175	-43.77%	6,194
2007	10.875421	11.752968	8.07%	4,134
2006*	10.000000	10.875421	8.75%	473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843384	13.139880	-5.08%	228,928
2010	12.223295	13.843384	13.25%	258,935
2009	9.725789	12.223295	25.68%	260,531
2008	15.586769	9.725789	-37.60%	269,136
2007	14.889933	15.586769	4.68%	259,225
2006	12.895102	14.889933	15.47%	234,496
2005	12.092189	12.895102	6.64%	211,725
2004	10.733522	12.092189	12.66%	186,419
2003	8.238400	10.733522	30.29%	135,411
2002*	10.000000	8.238400	-17.62%	38,101
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.527985	12.487474	-0.32%	7,281
2010	11.546847	12.527985	8.50%	7,626
2009*	10.000000	11.546847	15.47%	2,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400366	13.116007	-2.12%	606
2010	12.106579	13.400366	10.69%	575
2009*	10.000000	12.106579	21.07%	180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784205	13.001322	1.70%	116,946
2010	12.219414	12.784205	4.62%	145,026
2009	11.337840	12.219414	7.78%	131,821
2008	12.211001	11.337840	-7.15%	130,155
2007	11.728967	12.211001	4.11%	124,736
2006	11.181789	11.728967	4.89%	119,134
2005	10.954966	11.181789	2.07%	150,151
2004	10.595099	10.954966	3.40%	162,854
2003	9.938018	10.595099	6.61%	148,745
2002*	10.000000	9.938018	-0.62%	37,897

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.573262	13.405294	-1.24%	806,209
2010	12.386263	13.573262	9.58%	899,064
2009	10.523064	12.386263	17.71%	912,684
2008	13.867663	10.523064	-24.12%	849,680
2007	13.285144	13.867663	4.38%	931,138
2006	12.075166	13.285144	10.02%	877,566
2005	11.601416	12.075166	4.08%	843,607
2004	10.720050	11.601416	8.22%	753,046
2003	9.037949	10.720050	18.61%	583,235
2002*	10.000000	9.037949	-9.62%	223,772
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.880562	13.422684	-3.30%	546,807
2010	12.451067	13.880562	11.48%	619,876
2009	10.131069	12.451067	22.90%	636,087
2008	14.945964	10.131069	-32.22%	677,144
2007	14.251945	14.945964	4.87%	680,623
2006	12.593401	14.251945	13.17%	656,344
2005	11.904051	12.593401	5.79%	570,162
2004	10.748772	11.904051	10.75%	434,442
2003	8.590418	10.748772	25.13%	320,711
2002*	10.000000	8.590418	-14.10%	102,594
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.359130	13.471382	0.84%	151,663
2010	12.460165	13.359130	7.21%	181,914
2009	11.008504	12.460165	13.19%	181,871
2008	13.115336	11.008504	-16.06%	232,505
2007	12.540694	13.115336	4.58%	296,549
2006	11.706575	12.540694	7.13%	301,119
2005	11.339678	11.706575	3.24%	288,133
2004	10.710627	11.339678	5.87%	238,730
2003	9.534557	10.710627	12.33%	209,508
2002*	10.000000	9.534557	-4.65%	84,789
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926167	13.452045	-3.40%	1,506,509
2010	12.955200	13.926167	7.49%	1,778,913
2009*	10.000000	12.955200	29.55%	3,656
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.960209	26.922495	-3.71%	237,764
2010	22.424067	27.960209	24.69%	260,598
2009	16.596330	22.424067	35.11%	300,285
2008	26.438587	16.596330	-37.23%	321,163
2007	24.880577	26.438587	6.26%	330,320
2006	22.915733	24.880577	8.57%	330,872
2005	20.689986	22.915733	10.76%	329,668
2004	18.094597	20.689986	14.34%	296,163
2003	13.601153	18.094597	33.04%	240,781
2002	16.253946	13.601153	-16.32%	176,737

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.894382	11.752046	-1.20%	967,434
2010	12.038832	11.894382	-1.20%	931,992
2009	12.179942	12.038832	-1.16%	1,184,319
2008	12.079795	12.179942	0.83%	1,592,947
2007	11.668105	12.079795	3.53%	1,235,323
2006	11.297619	11.668105	3.28%	796,613
2005	11.137309	11.297619	1.44%	793,225
2004	11.181852	11.137309	-0.40%	775,941
2003	11.247296	11.181852	-0.58%	782,545
2002	11.247642	11.247296	0.00%	996,796
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.541368	17.250057	4.28%	106,320
2010	15.139348	16.541368	9.26%	126,050
2009	12.319676	15.139348	22.89%	145,629
2008	15.076201	12.319676	-18.28%	149,578
2007	14.585737	15.076201	3.36%	168,243
2006	14.081135	14.585737	3.58%	154,124
2005	13.947624	14.081135	0.96%	135,150
2004	13.251194	13.947624	5.26%	109,595
2003	11.962673	13.251194	10.77%	93,465
2002	11.293959	11.962673	5.92%	73,185
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252389	8.285313	-10.45%	349,989
2010	8.212008	9.252389	12.67%	400,779
2009	6.091001	8.212008	34.82%	458,033
2008*	10.000000	6.091001	-39.09%	43,139
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.964612	13.231627	-17.12%	27,856
2010	15.227625	15.964612	4.84%	32,127
2009	11.870601	15.227625	28.28%	41,691
2008	22.388260	11.870601	-46.98%	51,300
2007	22.016277	22.388260	1.69%	60,980
2006	18.153613	22.016277	21.28%	70,526
2005	16.397022	18.153613	10.71%	43,039
2004	13.800078	16.397022	18.82%	24,814
2003*	10.000000	13.800078	38.00%	4,077
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.238387	8.862484	-4.07%	153,282
2010	8.094976	9.238387	14.12%	174,095
2009	6.313352	8.094976	28.22%	51,138
2008*	10.000000	6.313352	-36.87%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431033	9.705248	-6.96%	55,138
2010*	10.000000	10.431033	4.31%	67,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830785	8.193456	-7.22%	4,006
2010	7.927560	8.830785	11.39%	4,670
2009	6.297572	7.927560	25.88%	8,302
2008*	10.000000	6.297572	-37.02%	52
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.802822	9.275768	-5.38%	673,715
2010	7.823609	9.802822	25.30%	765,352
2009	6.229179	7.823609	25.60%	831,538
2008*	10.000000	6.229179	-37.71%	14,719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.213593	9.857019	-3.49%	456,820
2010	8.641112	10.213593	18.20%	526,078
2009	6.703532	8.641112	28.90%	606,824
2008*	10.000000	6.703532	-32.96%	31,504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183713	13.922999	-1.84%	151,661
2010	11.443667	14.183713	23.94%	170,912
2009	9.087220	11.443667	25.93%	179,919
2008	17.166371	9.087220	-47.06%	194,202
2007	15.832320	17.166371	8.43%	192,102
2006	15.526190	15.832320	1.97%	178,787
2005	14.537994	15.526190	6.80%	179,170
2004	12.973972	14.537994	12.06%	168,156
2003	9.780139	12.973972	32.66%	154,743
2002	14.838618	9.780139	-34.09%	115,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.472819	30.457117	-6.21%	198,404
2010	25.960286	32.472819	25.09%	227,231
2009	20.818097	25.960286	24.70%	258,336
2008	31.056789	20.818097	-32.97%	285,442
2007	33.763890	31.056789	-8.02%	300,394
2006	29.134444	33.763890	15.89%	300,448
2005	28.608182	29.134444	1.84%	309,695
2004	24.685368	28.608182	15.89%	309,560
2003	15.928613	24.685368	54.98%	282,170
2002	22.134881	15.928613	-28.04%	230,125

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.304046	26.410500	-6.69%	194,983
2010	22.859607	28.304046	23.82%	222,876
2009	17.176615	22.859607	33.09%	252,664
2008	28.126986	17.176615	-38.93%	269,865
2007	27.876127	28.126986	0.90%	296,326
2006	25.182239	27.876127	10.70%	279,811
2005	22.692159	25.182239	10.97%	278,320
2004	19.296948	22.692159	17.59%	271,745
2003	13.850506	19.296948	39.32%	245,893
2002	16.957444	13.850506	-18.32%	182,520
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.206686	12.124275	-0.68%	310,996
2010	10.890161	12.206686	12.09%	354,386
2009	8.741250	10.890161	24.58%	357,382
2008	15.138387	8.741250	-42.26%	371,839
2007	14.164409	15.138387	6.88%	372,283
2006	12.616582	14.164409	12.27%	370,762
2005	11.884933	12.616582	6.16%	410,187
2004	10.960481	11.884933	8.43%	422,156
2003	8.699902	10.960481	25.98%	428,217
2002	10.654646	8.699902	-18.35%	385,823
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.312555	9.799163	5.23%	549,582
2010	7.240299	9.312555	28.62%	617,123
2009	5.601154	7.240299	29.26%	660,085
2008*	10.000000	5.601154	-43.99%	3,727
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562393	10.571451	0.09%	47,802
2010	10.438093	10.562393	1.19%	62,739
2009	9.863610	10.438093	5.82%	60,882
2008*	10.000000	9.863610	-1.36%	2,572
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.585442	11.754706	-13.48%	16,934
2010	12.929827	13.585442	5.07%	24,412
2009*	10.000000	12.929827	29.30%	33,481
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295754	11.866032	-3.49%	96,162
2010	10.749552	12.295754	14.38%	100,845
2009	8.463794	10.749552	27.01%	109,357
2008	13.596107	8.463794	-37.75%	128,421
2007	14.074146	13.596107	-3.40%	148,280
2006	12.289836	14.074146	14.52%	139,174
2005	11.931935	12.289836	3.00%	130,121
2004	10.278230	11.931935	16.09%	104,564
2003	7.914998	10.278230	29.86%	51,652
2002	10.702140	7.914998	-26.04%	31,641

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.614801	10.518068	-0.91%	49,318
2010	10.204416	10.614801	4.02%	44,923
2009	9.113768	10.204416	11.97%	44,938
2008	10.655363	9.113768	-14.47%	57,550
2007	10.294293	10.655363	3.51%	69,660
2006	9.998849	10.294293	2.95%	51,605
2005	9.975981	9.998849	0.23%	41,432
2004	10.019076	9.975981	-0.43%	27,608
2003*	10.000000	10.019076	0.19%	15,459
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.289379	8.103255	-2.25%	3,286
2010	7.014399	8.289379	18.18%	2,266
2009	5.783597	7.014399	21.28%	1,293
2008	9.671730	5.783597	-40.20%	1,298
2007	9.739699	9.671730	-0.70%	1,466
2006*	10.000000	9.739699	-2.60%	1,380
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.428283	12.858771	-4.24%	28,257
2010	11.062852	13.428283	21.38%	29,845
2009	8.519760	11.062852	29.85%	23,894
2008	14.240089	8.519760	-40.17%	27,224
2007	13.394228	14.240089	6.32%	48,265
2006	11.922729	13.394228	12.34%	23,893
2005	11.292761	11.922729	5.58%	12,155
2004*	10.000000	11.292761	12.93%	1,519
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	559,739
2008	18.747026	10.090864	-46.17%	599,340
2007	16.623801	18.747026	12.77%	642,682
2006	15.586311	16.623801	6.66%	650,721
2005	15.009784	15.586311	3.84%	673,092
2004	14.206657	15.009784	5.65%	665,965
2003	10.981083	14.206657	29.37%	590,269
2002	15.196200	10.981083	-27.74%	507,981
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.622970	19.597459	-9.37%	305,242
2010	18.870882	21.622970	14.58%	343,278
2009	13.672499	18.870882	38.02%	380,150
2008	23.139603	13.672499	-40.91%	418,572
2007	22.026248	23.139603	5.05%	430,287
2006	18.942389	22.026248	16.28%	398,748
2005	16.767687	18.942389	12.97%	354,273
2004	14.238187	16.767687	17.77%	255,503
2003*	10.000000	14.238187	42.38%	132,741

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.658449	12.376095	-9.39%	149,012
2010	11.921033	13.658449	14.57%	173,620
2009	8.632507	11.921033	38.09%	205,528
2008	14.608429	8.632507	-40.91%	224,312
2007	13.907967	14.608429	5.04%	258,762
2006	11.960386	13.907967	16.28%	278,500
2005	10.590024	11.960386	12.94%	316,745
2004	8.994884	10.590024	17.73%	360,625
2003	6.365520	8.994884	41.31%	415,278
2002	8.274485	6.365520	-23.07%	437,569
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.835976	2.749348	-3.05%	27,944
2010	2.502869	2.835976	13.31%	67,979
2009	1.998588	2.502869	25.23%	68,511
2008	9.583349	1.998588	-79.15%	4,924
2007*	10.000000	9.583349	-4.17%	2,422
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.073658	2.965883	-3.51%	551
2010	2.709588	3.073658	13.44%	1,834
2009	2.188435	2.709588	23.81%	1,653
2008	10.385859	2.188435	-78.93%	2,129
2007	10.523389	10.385859	-1.31%	3,294
2006*	10.000000	10.523389	5.23%	2,284
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.775808	13.608873	-1.21%	391,756
2010	12.008692	13.775808	14.72%	445,988
2009	9.474608	12.008692	26.75%	487,505
2008	15.585693	9.474608	-39.21%	548,921
2007	15.107682	15.585693	3.16%	571,388
2006	13.293323	15.107682	13.65%	555,214
2005	12.695602	13.293323	4.71%	550,940
2004	11.739303	12.695602	8.15%	552,451
2003	9.376475	11.739303	25.20%	507,128
2002	11.687410	9.376475	-19.77%	399,331
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921909	9.586203	-3.38%	28,756
2010	8.137614	9.921909	21.93%	28,119
2009	6.003438	8.137614	35.55%	29,842
2008	9.773861	6.003438	-38.58%	41,735
2007	10.014381	9.773861	-2.40%	28,641
2006*	10.000000	10.014381	0.14%	35,983

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.443430	14.426823	-0.11%	348,037
2010	11.468790	14.443430	25.94%	374,002
2009	8.753721	11.468790	31.02%	403,688
2008	17.395944	8.753721	-49.68%	427,150
2007	16.559762	17.395944	5.05%	443,447
2006	16.279198	16.559762	1.72%	441,587
2005	14.668150	16.279198	10.98%	456,101
2004	12.394931	14.668150	18.34%	456,544
2003	9.989064	12.394931	24.09%	423,530
2002	14.001802	9.989064	-28.66%	352,561
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754996	12.591802	7.12%	17,944
2010	10.878232	11.754996	8.06%	7,959
2009*	10.000000	10.878232	8.78%	4,875
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.387689	11.364804	-0.20%	113,507
2010	10.957755	11.387689	3.92%	77,407
2009*	10.000000	10.957755	9.58%	40,125
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
2008	11.082321	10.180199	-8.14%	0
2007	10.138350	11.082321	9.31%	0
2006*	10.000000	10.138350	1.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
2008	11.157043	11.546625	3.49%	0
2007	10.385312	11.157043	7.43%	0
2006*	10.000000	10.385312	3.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.010745	0.11%	17,815
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
2008	11.309817	6.338874	-43.95%	0
2007	11.009999	11.309817	2.72%	0
2006*	10.000000	11.009999	10.10%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.383258	9.845033	-5.18%	0
2010	9.389185	10.383258	10.59%	0
2009	8.019904	9.389185	17.07%	1,043
2008	12.973475	8.019904	-38.18%	1,043
2007	13.950715	12.973475	-7.00%	1,397
2006	11.641870	13.950715	19.83%	1,397
2005	11.021817	11.641870	5.63%	1,397
2004	9.856882	11.021817	11.82%	1,397
2003	8.070344	9.856882	22.14%	1,408
2002	10.165320	8.070344	-20.61%	936
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.336208	10.380906	-8.43%	0
2010	9.979215	11.336208	13.60%	0
2009	8.064666	9.979215	23.74%	273
2008	13.213334	8.064666	-38.97%	903
2007	13.103832	13.213334	0.84%	201
2006	11.460332	13.103832	14.34%	171
2005	10.863885	11.460332	5.49%	138
2004	9.825542	10.863885	10.57%	102
2003	7.925715	9.825542	23.97%	61
2002	10.187317	7.925715	-22.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551642	11.508013	9.06%	31,449
2010*	10.000000	10.551642	5.52%	4,660
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.041085	11.525043	4.38%	10,457
2010	10.429972	11.041085	5.86%	11,455
2009	9.628030	10.429972	8.33%	12,150
2008	10.852448	9.628030	-11.28%	31,393
2007	10.416914	10.852448	4.18%	31,194
2006*	10.000000	10.416914	4.17%	12,082
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.724157	40.951512	5.75%	10,308
2010	35.714045	38.724157	8.43%	13,256
2009	27.761196	35.714045	28.65%	15,858
2008	33.047924	27.761196	-16.00%	16,356
2007	31.400371	33.047924	5.25%	19,017
2006	28.681058	31.400371	9.48%	21,341
2005	25.860301	28.681058	10.91%	24,298
2004	23.781464	25.860301	8.74%	26,772
2003	18.824701	23.781464	26.33%	35,783
2002	17.444590	18.824701	7.91%	19,090

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.640138	12.981000	-4.83%	0
2010	13.063269	13.640138	4.42%	0
2009	9.976561	13.063269	30.94%	0
2008	18.235716	9.976561	-45.29%	0
2007	16.108182	18.235716	13.21%	0
2006	13.028664	16.108182	23.64%	0
2005	11.872350	13.028664	9.74%	0
2004	10.236551	11.872350	15.98%	0
2003	8.131339	10.236551	25.89%	0
2002*	10.000000	8.131339	-18.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.437435	39.941803	-26.63%	13,894
2010	43.438941	54.437435	25.32%	14,782
2009	20.624175	43.438941	110.62%	16,239
2008	59.271173	20.624175	-65.20%	18,660
2007	43.595964	59.271173	35.96%	20,840
2006	31.631833	43.595964	37.82%	20,840
2005	24.254218	31.631833	30.42%	23,000
2004	19.499977	24.254218	24.38%	25,924
2003	12.800242	19.499977	52.34%	35,147
2002	13.343009	12.800242	-4.07%	33,383
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	58.141223	47.994516	-17.45%	4,130
2010	45.534579	58.141223	27.69%	5,529
2009	29.255507	45.534579	55.64%	6,131
2008	54.963626	29.255507	-46.77%	6,285
2007	38.274579	54.963626	43.60%	5,337
2006	31.116907	38.274579	23.00%	5,026
2005	20.764275	31.116907	49.86%	5,910
2004	16.917457	20.764275	22.74%	8,420
2003	11.826254	16.917457	43.05%	11,128
2002	12.319065	11.826254	-4.00%	10,590
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.934977	10.986968	-7.94%	943
2010	10.752521	11.934977	11.00%	2,269
2009	8.565231	10.752521	25.54%	3,231
2008	13.952914	8.565231	-38.61%	3,568
2007	12.844957	13.952914	8.63%	3,593
2006	11.435987	12.844957	12.32%	5,075
2005	10.643577	11.435987	7.44%	5,200
2004	9.823331	10.643577	8.35%	5,608
2003	7.366518	9.823331	33.35%	5,855
2002	9.739393	7.366518	-24.36%	8,038
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.402783	15.461387	-5.74%	9,782
2010	13.095791	16.402783	25.25%	16,897
2009*	10.000000	13.095791	30.96%	11,514

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.721219	15.088886	-9.76%	5,719
2010	13.376095	16.721219	25.01%	6,081
2009	9.495046	13.376095	40.87%	4,009
2008	14.965038	9.495046	-36.55%	384
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.776476	14.099100	10.35%	42,614
2010	12.308103	12.776476	3.81%	45,045
2009	11.308735	12.308103	8.84%	41,367
2008	11.636753	11.308735	-2.82%	50,204
2007	10.763004	11.636753	8.12%	30,675
2006	10.728572	10.763004	0.32%	30,435
2005	10.696844	10.728572	0.30%	34,117
2004	10.237378	10.696844	4.49%	21,101
2003*	10.000000	10.237378	2.37%	4,708
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.145746	13.385756	1.83%	53,352
2010	11.662225	13.145746	12.72%	64,295
2009	10.000143	11.662225	16.62%	67,731
2008	15.481418	10.000143	-35.41%	76,401
2007	15.689047	15.481418	-1.32%	84,398
2006	13.568544	15.689047	15.63%	88,528
2005	13.131678	13.568544	3.33%	117,543
2004	11.768787	13.131678	11.58%	135,858
2003	9.213262	11.768787	27.74%	121,836
2002	11.571520	9.213262	-20.38%	100,523
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.045576	11.812813	-1.93%	15,519
2010	10.228588	12.045576	17.76%	12,744
2009	7.971125	10.228588	28.32%	13,042
2008	10.670055	7.971125	-25.29%	9,126
2007	11.060864	10.670055	-3.53%	9,876
2006*	10.000000	11.060864	10.61%	8,159
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	197,603
2008	20.663458	14.941148	-27.69%	227,668
2007	22.059989	20.663458	-6.33%	237,739
2006	18.826617	22.059989	17.17%	251,184
2005	18.150582	18.826617	3.72%	286,590
2004	16.076066	18.150582	12.90%	281,320
2003	12.623723	16.076066	27.35%	263,877
2002	14.630021	12.623723	-13.71%	228,356

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.089237	12.455436	-4.84%	19,125
2010	12.076097	13.089237	8.39%	17,685
2009*	10.000000	12.076097	20.76%	23,356
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.310131	15.204228	-0.69%	23,229
2010	12.321501	15.310131	24.26%	24,601
2009	9.979863	12.321501	23.46%	23,629
2008	14.628661	9.979863	-31.78%	32,349
2007	14.912520	14.628661	-1.90%	27,490
2006	13.198697	14.912520	12.98%	35,084
2005	12.463747	13.198697	5.90%	44,822
2004	10.355238	12.463747	20.36%	42,186
2003	7.610820	10.355238	36.06%	40,717
2002*	10.000000	7.610820	-23.89%	4,678
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478851	11.437824	-0.36%	53,138
2010	10.124093	11.478851	13.38%	64,302
2009	7.664898	10.124093	32.08%	70,949
2008	11.836884	7.664898	-35.25%	75,518
2007	11.121665	11.836884	6.43%	86,821
2006	10.313177	11.121665	7.84%	84,202
2005	10.078937	10.313177	2.32%	90,214
2004	9.609681	10.078937	4.88%	94,430
2003	7.722981	9.609681	24.43%	98,510
2002	11.006915	7.722981	-29.84%	94,075
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074179	13.153502	0.61%	256,702
2010	11.528882	13.074179	13.40%	312,195
2009	9.241214	11.528882	24.76%	348,753
2008	14.888051	9.241214	-37.93%	400,954
2007	14.324729	14.888051	3.93%	476,566
2006	12.559128	14.324729	14.06%	528,751
2005	12.147726	12.559128	3.39%	627,526
2004	11.118412	12.147726	9.26%	685,929
2003	8.771190	11.118412	26.76%	690,384
2002	11.440825	8.771190	-23.33%	639,737
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.489599	15.598402	7.65%	45,624
2010	12.723920	14.489599	13.88%	43,051
2009	10.513296	12.723920	21.03%	55,355
2008	15.112442	10.513296	-30.43%	65,717
2007	14.285838	15.112442	5.79%	72,308
2006	12.419725	14.285838	15.03%	91,803
2005	12.049000	12.419725	3.08%	104,593
2004	11.615394	12.049000	3.73%	111,037
2003	9.707308	11.615394	19.66%	105,615
2002	11.803122	9.707308	-17.76%	100,218

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.786778	12.708609	-19.50%	0
2010	15.304658	15.786778	3.15%	0
2009	11.833229	15.304658	29.34%	0
2008	19.118502	11.833229	-38.11%	0
2007	18.589679	19.118502	2.84%	0
2006	15.354558	18.589679	21.07%	0
2005	13.896125	15.354558	10.50%	0
2004	11.724420	13.896125	18.52%	0
2003	8.707145	11.724420	34.65%	0
2002	10.045746	8.707145	-13.33%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.370565	9.673959	-14.92%	450
2010	8.779560	11.370565	29.51%	382
2009	7.054024	8.779560	24.46%	1,249
2008	11.446590	7.054024	-38.37%	329
2007	13.033807	11.446590	-12.18%	247
2006	12.718851	13.033807	2.48%	200
2005	12.173228	12.718851	4.48%	166
2004	11.071695	12.173228	9.95%	137
2003	8.513692	11.071695	30.05%	165
2002	10.660185	8.513692	-20.14%	140
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.233427	16.395358	1.00%	115,268
2010	15.150425	16.233427	7.15%	132,167
2009	12.738951	15.150425	18.93%	142,387
2008	13.914256	12.738951	-8.45%	159,844
2007	13.371467	13.914256	4.06%	194,933
2006	13.000205	13.371467	2.86%	222,063
2005	12.995693	13.000205	0.03%	287,385
2004	12.700446	12.995693	2.32%	286,687
2003	12.290233	12.700446	3.34%	296,995
2002	11.386105	12.290233	7.94%	262,934
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.392659	11.218584	-1.53%	2,599
2010	10.233376	11.392659	11.33%	3,929
2009	8.346893	10.233376	22.60%	28,731
2008	11.281660	8.346893	-26.01%	35,705
2007	10.516049	11.281660	7.28%	18,282
2006*	10.000000	10.516049	5.16%	12,673
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952229	10.693965	-2.36%	16,872
2010	9.684552	10.952229	13.09%	19,025
2009	7.615645	9.684552	27.17%	16,190
2008	11.461372	7.615645	-33.55%	4,889
2007	10.536046	11.461372	8.78%	2,470
2006*	10.000000	10.536046	5.36%	891

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.536181	10.124218	-3.91%	4,823
2010	9.197845	10.536181	14.55%	6,050
2009	7.088246	9.197845	29.76%	6,050
2008	11.591849	7.088246	-38.85%	10,852
2007	10.556199	11.591849	9.81%	1,450
2006*	10.000000	10.556199	5.56%	322
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	301,448
2008	23.462203	13.295440	-43.33%	330,130
2007	20.220546	23.462203	16.03%	335,676
2006	18.349198	20.220546	10.20%	331,206
2005	15.901687	18.349198	15.39%	346,445
2004	13.961332	15.901687	13.90%	294,709
2003	11.014882	13.961332	26.75%	287,374
2002	12.315058	11.014882	-10.56%	218,088
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.414615	9.749927	-6.38%	10,443
2010	8.850802	10.414615	17.67%	16,597
2009	6.073480	8.850802	45.73%	16,723
2008	13.489422	6.073480	-54.98%	13,858
2007	9.379869	13.489422	43.81%	15,966
2006*	10.000000	9.379869	-6.20%	11,058
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.137015	16.043285	-6.38%	13,939
2010	14.563801	17.137015	17.67%	15,381
2009	9.993789	14.563801	45.73%	20,879
2008	22.196567	9.993789	-54.98%	19,650
2007	15.434380	22.196567	43.81%	27,911
2006	13.402323	15.434380	15.16%	5,929
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.794276	14.735197	-0.40%	214,494
2010	13.017361	14.794276	13.65%	243,676
2009	10.137667	13.017361	28.41%	264,165
2008	17.918117	10.137667	-43.42%	296,199
2007	17.892525	17.918117	0.14%	335,739
2006	15.088589	17.892525	18.58%	389,128
2005	14.447194	15.088589	4.44%	457,367
2004	13.134952	14.447194	9.99%	486,289
2003	10.214304	13.134952	28.59%	456,979
2002	12.462000	10.214304	-18.04%	394,171

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	36,823
2008	12.517484	5.554807	-55.62%	48,360
2007	10.302731	12.517484	21.50%	41,226
2006	9.907573	10.302731	3.99%	39,337
2005	9.215932	9.907573	7.50%	46,498
2004	8.717183	9.215932	5.72%	48,091
2003	6.808058	8.717183	28.04%	47,145
2002	8.829438	6.808058	-22.89%	43,956
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912423	12.769356	-1.11%	208,670
2010	10.540147	12.912423	22.51%	248,831
2009	8.329103	10.540147	26.55%	290,936
2008	15.985215	8.329103	-47.89%	329,687
2007	12.759957	15.985215	25.28%	390,682
2006	12.106070	12.759957	5.40%	376,449
2005	11.600743	12.106070	4.36%	465,028
2004	11.376316	11.600743	1.97%	520,296
2003	8.676036	11.376316	31.12%	512,193
2002	12.587267	8.676036	-31.07%	437,183
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.591116	13.948535	2.63%	32,404
2010	12.095392	13.591116	12.37%	45,444
2009	8.519187	12.095392	41.98%	56,726
2008	11.512518	8.519187	-26.00%	58,049
2007	11.357330	11.512518	1.37%	74,474
2006	10.344409	11.357330	9.79%	176,032
2005	10.217205	10.344409	1.24%	250,848
2004	9.451656	10.217205	8.10%	168,590
2003	7.538157	9.451656	25.38%	296,524
2002	7.367024	7.538157	2.32%	141,069
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585583	11.898203	2.70%	32,421
2010	10.321979	11.585583	12.24%	33,181
2009	7.262190	10.321979	42.13%	29,669
2008	9.802731	7.262190	-25.92%	37,032
2007*	10.000000	9.802731	-1.97%	62,424
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.928768	13.687953	5.87%	53,486
2010	12.158698	12.928768	6.33%	64,804
2009	10.644234	12.158698	14.23%	95,560
2008	11.152038	10.644234	-4.55%	87,163
2007	10.837555	11.152038	2.90%	88,010
2006	10.521925	10.837555	3.00%	61,764
2005	10.437626	10.521925	0.81%	29,380
2004	10.132142	10.437626	3.01%	20,755
2003*	10.000000	10.132142	1.32%	3,493

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.802633	10.406269	-11.83%	57,027
2010	9.286425	11.802633	27.10%	86,287
2009	6.716375	9.286425	38.27%	81,922
2008	11.243766	6.716375	-40.27%	66,790
2007	9.859873	11.243766	14.04%	35,942
2006*	10.000000	9.859873	-1.40%	33,652
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.038362	12.292184	-18.26%	6,978
2010	13.477523	15.038362	11.58%	8,095
2009	10.794322	13.477523	24.86%	10,057
2008	19.473097	10.794322	-44.57%	7,090
2007	16.825747	19.473097	15.73%	7,059
2006	14.445584	16.825747	16.48%	6,945
2005	12.295261	14.445584	17.49%	10,421
2004	10.971102	12.295261	12.07%	12,687
2003	7.757996	10.971102	41.42%	14,405
2002	9.862700	7.757996	-21.34%	18,862
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.996170	12.246683	-18.33%	21,604
2010	13.437646	14.996170	11.60%	26,677
2009	10.757924	13.437646	24.91%	30,516
2008	19.411921	10.757924	-44.58%	34,145
2007	16.770243	19.411921	15.75%	39,853
2006	14.397587	16.770243	16.48%	35,139
2005	12.259263	14.397587	17.44%	35,518
2004	10.938143	12.259263	12.08%	35,022
2003	7.732121	10.938143	41.46%	28,503
2002*	10.000000	7.732121	-22.68%	12,649
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.810348	13.331454	-9.99%	14,261
2010	11.860125	14.810348	24.88%	23,141
2009	7.630562	11.860125	55.43%	22,959
2008	15.826899	7.630562	-51.79%	25,361
2007	15.178387	15.826899	4.27%	23,049
2006	13.227488	15.178387	14.75%	19,227
2005	13.060805	13.227488	1.28%	17,965
2004	11.603120	13.060805	12.56%	25,720
2003	7.446470	11.603120	55.82%	46,172
2002*	10.000000	7.446470	-25.54%	343
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.793823	11.924398	1.11%	34,224
2010	10.599753	11.793823	11.27%	40,244
2009	7.916115	10.599753	33.90%	45,369
2008	11.396036	7.916115	-30.54%	48,151
2007	11.123200	11.396036	2.45%	79,035
2006*	10.000000	11.123200	11.23%	85,398

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.674194	15.847002	-4.96%	19,412
2010	13.168615	16.674194	26.62%	26,409
2009	10.324935	13.168615	27.54%	25,826
2008	15.609664	10.324935	-33.86%	10,520
2007	16.193756	15.609664	-3.61%	14,563
2006	14.017788	16.193756	15.52%	6,572
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.243283	8.987230	-2.77%	9,527
2010	8.489692	9.243283	8.88%	10,858
2009	6.600419	8.489692	28.62%	7,443
2008*	10.000000	6.600419	-34.00%	1,921
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.540702	10.420130	-16.91%	4,207
2010	10.806703	12.540702	16.05%	10,650
2009	6.339102	10.806703	70.48%	10,224
2008	13.563790	6.339102	-53.26%	6,176
2007	10.673390	13.563790	27.08%	7,504
2006*	10.000000	10.673390	6.73%	3,305
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.883736	15.690589	-16.91%	1,659
2010	16.272686	18.883736	16.05%	4,553
2009	9.545392	16.272686	70.48%	4,485
2008	20.424312	9.545392	-53.26%	3,369
2007	16.071961	20.424312	27.08%	15,115
2006	12.698125	16.071961	26.57%	2,290
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
2008	18.117537	10.692415	-40.98%	0
2007	15.846198	18.117537	14.33%	0
2006	13.185313	15.846198	20.18%	0
2005	12.085622	13.185313	9.10%	0
2004	10.295503	12.085622	17.39%	0
2003	7.865374	10.295503	30.90%	0
2002*	10.000000	7.865374	-21.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570404	9.323781	-11.79%	5,081
2010	9.874029	10.570404	7.05%	10,784
2009	7.288044	9.874029	35.48%	10,970
2008	12.381680	7.288044	-41.14%	4,298
2007	10.861562	12.381680	14.00%	543
2006*	10.000000	10.861562	8.62%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.442913	12.739584	-11.79%	7,699
2010	13.491423	14.442913	7.05%	10,801
2009	9.958058	13.491423	35.48%	10,101
2008	16.917785	9.958058	-41.14%	18,131
2007	14.840751	16.917785	14.00%	11,899
2006	12.372710	14.840751	19.95%	2,664
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.912142	15.583275	-2.07%	12,804
2010	14.087751	15.912142	12.95%	12,648
2009	12.019967	14.087751	17.20%	15,502
2008	11.460777	12.019967	4.88%	17,494
2007	10.453347	11.460777	9.64%	18,644
2006*	10.000000	10.453347	4.53%	4,277
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.622077	16.278530	-2.07%	31,203
2010	14.716298	16.622077	12.95%	34,049
2009	12.556261	14.716298	17.20%	29,700
2008	11.972125	12.556261	4.88%	28,564
2007	10.919750	11.972125	9.64%	43,684
2006	9.799086	10.919750	11.44%	4,570
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0
2008	12.488321	7.598272	-39.16%	0
2007	11.615234	12.488321	7.52%	0
2006*	10.000000	11.615234	16.15%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
2008	9.133395	5.414553	-40.72%	0
2007	10.326692	9.133395	-11.56%	0
2006*	10.000000	10.326692	3.27%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
2008	11.535600	8.292904	-28.11%	0
2007	11.017210	11.535600	4.71%	0
2006*	10.000000	11.017210	10.17%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
2008	11.573519	7.037023	-39.20%	0
2007	11.399845	11.573519	1.52%	0
2006*	10.000000	11.399845	14.00%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0
2008	10.667618	7.376075	-30.86%	0
2007	10.583702	10.667618	0.79%	0
2006*	10.000000	10.583702	5.84%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
2008	11.769787	7.137877	-39.35%	0
2007	10.811230	11.769787	8.87%	0
2006*	10.000000	10.811230	8.11%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
2008	10.820751	7.643819	-29.36%	0
2007	10.758396	10.820751	0.58%	0
2006*	10.000000	10.758396	7.58%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
2008	10.797685	5.627160	-47.89%	0
2007	10.354803	10.797685	4.28%	0
2006*	10.000000	10.354803	3.55%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0
2008	10.032335	6.234253	-37.86%	0
2007	10.829422	10.032335	-7.36%	0
2006*	10.000000	10.829422	8.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.314608	9.009170	-12.66%	0
2010*	10.000000	10.314608	3.15%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.289892	11.047488	-2.15%	1,092
2010*	10.000000	11.289892	12.90%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.261497	13.087783	-1.31%	0
2010	12.257965	13.261497	8.19%	0
2009	9.675244	12.257965	26.69%	0
2008	14.025385	9.675244	-31.02%	0
2007	13.137561	14.025385	6.76%	1,800
2006	11.399400	13.137561	15.25%	2,871
2005	10.961001	11.399400	4.00%	0
2004	10.186163	10.961001	7.61%	0
2003	8.290454	10.186163	22.87%	0
2002	9.945243	8.290454	-16.64%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
2008	11.796042	8.314688	-29.51%	0
2007	10.680037	11.796042	10.45%	0
2006*	10.000000	10.680037	6.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
2008	11.897525	6.503145	-45.34%	0
2007	12.755518	11.897525	-6.73%	0
2006*	10.000000	12.755518	27.56%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0
2008	21.357862	12.574092	-41.13%	0
2007	18.854342	21.357862	13.28%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.129416	-8.71%	1,860
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.326248	21.375327	-8.36%	5,344
2010	21.735727	23.326248	7.32%	23,233
2009*	10.000000	21.735727	23.48%	13,628

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722280	8.934517	-8.10%	188,930
2010	9.246199	9.722280	5.15%	238,312
2009	6.412493	9.246199	44.19%	263,267
2008	11.660629	6.412493	-45.01%	282,050
2007	8.642729	11.660629	34.92%	353,072
2006	8.020653	8.642729	7.76%	277,188
2005	7.215824	8.020653	11.15%	316,296
2004	6.194175	7.215824	16.49%	344,464
2003	5.216955	6.194175	18.73%	346,436
2002	6.283990	5.216955	-16.98%	327,987
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.008333	4.517653	-9.80%	63,235
2010	4.077032	5.008333	22.84%	72,394
2009	2.631430	4.077032	54.94%	76,526
2008	4.756180	2.631430	-44.67%	94,056
2007	3.957908	4.756180	20.17%	105,708
2006	3.716911	3.957908	6.48%	95,520
2005	3.374104	3.716911	10.16%	113,689
2004	3.397584	3.374104	-0.69%	129,250
2003	2.348897	3.397584	44.65%	156,825
2002	4.027049	2.348897	-41.67%	187,497
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.336409	11.583679	-33.18%	53,097
2010	14.042580	17.336409	23.46%	66,101
2009	7.941109	14.042580	76.83%	74,550
2008	16.834173	7.941109	-52.83%	87,666
2007	13.317081	16.834173	26.41%	96,874
2006	9.196737	13.317081	44.80%	92,836
2005	7.058336	9.196737	30.30%	115,020
2004	6.022291	7.058336	17.20%	130,167
2003	4.533041	6.022291	32.85%	149,786
2002	6.183160	4.533041	-26.69%	182,412
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.424564	14.552443	0.89%	11,667
2010	11.831936	14.424564	21.91%	13,035
2009	9.456972	11.831936	25.11%	12,321
2008	14.338267	9.456972	-34.04%	18,219
2007	14.173021	14.338267	1.17%	20,354
2006	12.283381	14.173021	15.38%	21,598
2005	11.389202	12.283381	7.85%	50,368
2004*	10.000000	11.389202	13.89%	15,047
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.293898	14.049748	-1.71%	17,678
2010	13.014934	14.293898	9.83%	24,137
2009	10.763214	13.014934	20.92%	26,791
2008	16.205840	10.763214	-33.58%	12,636
2007	15.253770	16.205840	6.24%	18,017
2006	12.817901	15.253770	19.00%	20,888

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753310	10.430445	-3.00%	1,965
2010*	10.000000	10.753310	7.53%	79
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.915339	7.762626	-1.93%	33,025
2010	6.721715	7.915339	17.76%	29,217
2009	5.099795	6.721715	31.80%	36,175
2008	8.425771	5.099795	-39.47%	39,746
2007	7.137919	8.425771	18.04%	42,497
2006	6.808112	7.137919	4.84%	57,963
2005	6.473239	6.808112	5.17%	68,394
2004	6.060807	6.473239	6.80%	86,860
2003	4.623680	6.060807	31.08%	91,107
2002	6.568981	4.623680	-29.61%	77,513
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.960429	13.875428	-0.61%	223,197
2010	12.459482	13.960429	12.05%	258,742
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257868	10.224031	-0.33%	30,094
2010	9.273251	10.257868	10.62%	31,736
2009	7.609027	9.273251	21.87%	48,927
2008	10.972607	7.609027	-30.65%	27,205
2007	10.469308	10.972607	4.81%	20,697
2006*	10.000000	10.469308	4.69%	18,941
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964216	11.447284	4.41%	14,961
2010	10.475482	10.964216	4.67%	19,823
2009	9.458857	10.475482	10.75%	19,636
2008	10.627782	9.458857	-11.00%	28,519
2007	10.451366	10.627782	1.69%	26,252
2006*	10.000000	10.451366	4.51%	7,256
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.307734	10.127105	-10.44%	30,383
2010	10.288170	11.307734	9.91%	42,011
2009	7.357433	10.288170	39.83%	51,774
2008	12.142021	7.357433	-39.41%	46,963
2007	10.752059	12.142021	12.93%	27,566
2006*	10.000000	10.752059	7.52%	12,812
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.007247	9.419098	-5.88%	34,659
2010	8.573945	10.007247	16.72%	52,973
2009	6.256195	8.573945	37.05%	46,869
2008	11.356722	6.256195	-44.91%	37,104
2007	10.278312	11.356722	10.49%	24,428
2006*	10.000000	10.278312	2.78%	16,852

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.485198	8.192020	-3.46%	7,853
2010	7.742763	8.485198	9.59%	7,100
2009	5.999507	7.742763	29.06%	3,625
2008	9.809470	5.999507	-38.84%	2,448
2007*	10.000000	9.809470	-1.91%	31
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.287312	17.723460	2.52%	18,466
2010	15.470945	17.287312	11.74%	21,709
2009	10.730712	15.470945	44.17%	24,225
2008	15.090339	10.730712	-28.89%	26,958
2007	14.817911	15.090339	1.84%	40,895
2006	13.566462	14.817911	9.22%	51,334
2005	13.418308	13.566462	1.10%	76,705
2004	12.342012	13.418308	8.72%	224,772
2003	10.221629	12.342012	20.74%	131,774
2002	10.027593	10.221629	1.94%	84,692
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.312097	13.646569	2.51%	62,873
2010	11.912792	13.312097	11.75%	67,886
2009	8.258152	11.912792	44.25%	66,799
2008	11.630759	8.258152	-29.00%	53,405
2007	11.417078	11.630759	1.87%	75,474
2006	10.453271	11.417078	9.22%	98,309
2005*	10.000000	10.453271	4.53%	82,780
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861580	7.734260	-12.72%	98,180
2010	7.762224	8.861580	14.16%	123,383
2009	5.138900	7.762224	51.05%	151,913
2008*	10.000000	5.138900	-48.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711597	9.285484	-4.39%	16,702
2010	7.957915	9.711597	22.04%	22,264
2009	6.126637	7.957915	29.89%	32,989
2008*	10.000000	6.126637	-38.73%	38,120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.210181	8.515135	-7.55%	11,213
2010	8.113295	9.210181	13.52%	11,213
2009	6.359322	8.113295	27.58%	11,213
2008*	10.000000	6.359322	-36.41%	11,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219895	9.956667	-2.58%	35,637
2010	9.373787	10.219895	9.03%	54,087
2009	7.922177	9.373787	18.32%	13,232
2008*	10.000000	7.922177	-20.78%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797479	9.341674	-4.65%	31,835
2010	8.827775	9.797479	10.98%	1,378
2009	7.199765	8.827775	22.61%	4,545
2008*	10.000000	7.199765	-28.00%	4,545
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.679483	10.695079	0.15%	58,892
2010	10.126015	10.679483	5.47%	12,829
2009	9.072864	10.126015	11.61%	12,696
2008*	10.000000	9.072864	-9.27%	10,991
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009410	9.653974	-3.55%	61,134
2010	9.101202	10.009410	9.98%	18,051
2009	7.557700	9.101202	20.42%	17,597
2008*	10.000000	7.557700	-24.42%	18,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561977	9.001558	-5.86%	34,316
2010	8.545465	9.561977	11.90%	23,590
2009	6.836576	8.545465	25.00%	696
2008*	10.000000	6.836576	-31.63%	14,626
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388154	10.230827	-1.51%	20,331
2010	9.648048	10.388154	7.67%	32,390
2009	8.302301	9.648048	16.21%	23,499
2008*	10.000000	8.302301	-16.98%	32,744
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.200187	11.789974	5.27%	8,001
2010	10.594362	11.200187	5.72%	11,397
2009	9.862143	10.594362	7.42%	21,260
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086780	12.657925	4.73%	2,023
2010	11.321157	12.086780	6.76%	884
2009	9.846106	11.321157	14.98%	1,593
2008*	10.000000	9.846106	-1.54%	939
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.987329	19.920861	-23.34%	885
2010	22.651951	25.987329	14.72%	1,765
2009	14.045719	22.651951	61.27%	1,814
2008	33.675844	14.045719	-58.29%	3,486
2007	23.426504	33.675844	43.75%	971
2006	17.351085	23.426504	35.01%	960
2005	13.246644	17.351085	30.98%	1,404
2004	11.109704	13.246644	19.23%	1,528
2003	6.807349	11.109704	63.20%	1,859
2002	8.132085	6.807349	-16.29%	2,834

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.635227	21.945666	-23.36%	27,546
2010	24.951644	28.635227	14.76%	37,657
2009	15.455536	24.951644	61.44%	45,136
2008	37.115561	15.455536	-58.36%	31,746
2007	25.824796	37.115561	43.72%	50,703
2006	19.137690	25.824796	34.94%	45,155
2005	14.608663	19.137690	31.00%	64,124
2004	12.250675	14.608663	19.25%	19,716
2003	7.508471	12.250675	63.16%	12,967
2002*	10.000000	7.508471	-24.92%	3,816
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.974347	16.919707	5.92%	180,125
2010	15.438298	15.974347	3.47%	218,062
2009	15.224418	15.438298	1.40%	251,593
2008	14.312279	15.224418	6.37%	330,865
2007	13.526164	14.312279	5.81%	349,436
2006	13.254058	13.526164	2.05%	323,650
2005	12.997203	13.254058	1.98%	372,513
2004	12.745923	12.997203	1.97%	398,348
2003	12.654152	12.745923	0.73%	462,915
2002	11.546116	12.654152	9.60%	517,189
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900361	10.604322	-10.89%	3,605
2010	10.637128	11.900361	11.88%	366
2009	8.303713	10.637128	28.10%	377
2008	15.588521	8.303713	-46.73%	518
2007	12.416347	15.588521	25.55%	528
2006	9.455883	12.416347	31.31%	545
2005	7.353676	9.455883	28.59%	631
2004	6.521138	7.353676	12.77%	631
2003	4.869101	6.521138	33.93%	1,026
2002	6.496891	4.869101	-25.05%	1,789
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.963951	16.898719	-10.89%	27,133
2010	16.954039	18.963951	11.86%	25,123
2009	13.240088	16.954039	28.05%	26,907
2008	24.847742	13.240088	-46.72%	37,412
2007	19.790909	24.847742	25.55%	22,707
2006	15.073720	19.790909	31.29%	18,837
2005	11.725727	15.073720	28.55%	11,723
2004	10.383768	11.725727	12.92%	8,412
2003	7.769802	10.383768	33.64%	7,007
2002*	10.000000	7.769802	-22.30%	2,276
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.888768	7.649968	-13.94%	20,066
2010	8.381156	8.888768	6.06%	12,379
2009	6.599237	8.381156	27.00%	13,954
2008	11.743033	6.599237	-43.80%	16,389
2007	10.871766	11.743033	8.01%	5,859
2006*	10.000000	10.871766	8.72%	5,222

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.780903	13.073974	-5.13%	189,000
2010	12.174286	13.780903	13.20%	198,223
2009	9.691703	12.174286	25.62%	245,356
2008	15.540025	9.691703	-37.63%	252,852
2007	14.852830	15.540025	4.63%	254,600
2006	12.869465	14.852830	15.41%	243,540
2005	12.074239	12.869465	6.59%	241,502
2004	10.723013	12.074239	12.60%	282,842
2003	8.234496	10.723013	30.22%	232,694
2002*	10.000000	8.234496	-17.66%	181,704
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517421	12.470644	-0.37%	4,053
2010	11.542944	12.517421	8.44%	4,053
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.389091	13.098350	-2.17%	4,114
2010	12.102502	13.389091	10.63%	4,114
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726522	12.936126	1.65%	54,372
2010	12.170443	12.726522	4.57%	91,673
2009	11.298120	12.170443	7.72%	86,947
2008	12.174397	11.298120	-7.20%	99,598
2007	11.699753	12.174397	4.06%	110,017
2006	11.159571	11.699753	4.84%	99,388
2005	10.938716	11.159571	2.02%	101,459
2004	10.584735	10.938716	3.34%	95,702
2003	9.933326	10.584735	6.56%	136,753
2002*	10.000000	9.933326	-0.67%	148,245
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.512010	13.338062	-1.29%	332,502
2010	12.336608	13.512010	9.53%	507,283
2009	10.486186	12.336608	17.65%	500,652
2008	13.826087	10.486186	-24.16%	456,496
2007	13.252053	13.826087	4.33%	551,393
2006	12.051166	13.252053	9.96%	588,137
2005	11.584213	12.051166	4.03%	598,317
2004	10.709575	11.584213	8.17%	587,773
2003	9.033690	10.709575	18.55%	529,324
2002*	10.000000	9.033690	-9.66%	221,559

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.817929	13.355371	-3.35%	198,727
2010	12.401149	13.817929	11.42%	267,450
2009	10.095565	12.401149	22.84%	218,247
2008	14.901132	10.095565	-32.25%	275,027
2007	14.216422	14.901132	4.82%	420,882
2006	12.568358	14.216422	13.11%	373,369
2005	11.886380	12.568358	5.74%	353,054
2004	10.738253	11.886380	10.69%	353,924
2003	8.586354	10.738253	25.06%	265,215
2002*	10.000000	8.586354	-14.14%	205,356
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298880	13.403862	0.79%	56,039
2010	12.410250	13.298880	7.16%	91,669
2009	10.969951	12.410250	13.13%	75,828
2008	13.076032	10.969951	-16.11%	89,482
2007	12.509474	13.076032	4.53%	136,992
2006	11.683322	12.509474	7.07%	156,603
2005	11.322864	11.683322	3.18%	184,405
2004	10.700165	11.322864	5.82%	229,100
2003	9.530058	10.700165	12.28%	196,187
2002*	10.000000	9.530058	-4.70%	53,313
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.914433	13.433936	-3.45%	481,857
2010	12.950830	13.914433	7.44%	581,276
2009*	10.000000	12.950830	29.51%	226
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.786191	26.741414	-3.76%	58,561
2010	22.295780	27.786191	24.63%	63,921
2009	16.509748	22.295780	35.05%	79,168
2008	26.314008	16.509748	-37.26%	101,850
2007	24.775941	26.314008	6.21%	107,140
2006	22.830881	24.775941	8.52%	112,303
2005	20.623786	22.830881	10.70%	120,523
2004	18.045837	20.623786	14.29%	130,003
2003	13.571367	18.045837	32.97%	123,001
2002	16.226571	13.571367	-16.36%	105,442
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.820354	11.673013	-1.25%	241,555
2010	11.969960	11.820354	-1.25%	305,840
2009	12.116391	11.969960	-1.21%	358,399
2008	12.022852	12.116391	0.78%	711,188
2007	11.619013	12.022852	3.48%	355,252
2006	11.255765	11.619013	3.23%	330,512
2005	11.101653	11.255765	1.39%	235,667
2004	11.151696	11.101653	-0.45%	233,593
2003	11.222643	11.151696	-0.63%	243,695
2002	11.228670	11.222643	-0.05%	356,268

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.438470	17.134094	4.23%	29,767
2010	15.052787	16.438470	9.21%	60,921
2009	12.255431	15.052787	22.83%	116,800
2008	15.005176	12.255431	-18.33%	60,887
2007	14.524404	15.005176	3.31%	68,884
2006	14.029010	14.524404	3.53%	58,541
2005	13.903003	14.029010	0.91%	68,428
2004	13.215501	13.903003	5.20%	67,964
2003	11.936481	13.215501	10.72%	65,860
2002	11.274938	11.936481	5.87%	63,148
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.239879	8.269930	-10.50%	89,682
2010	8.205050	9.239879	12.61%	108,431
2009	6.088932	8.205050	34.75%	134,599
2008*	10.000000	6.088932	-39.11%	29,706
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.902767	13.173704	-17.16%	6,033
2010	15.176301	15.902767	4.79%	8,667
2009	11.836579	15.176301	28.22%	7,913
2008	22.335425	11.836579	-47.01%	17,393
2007	21.975505	22.335425	1.64%	21,571
2006	18.129148	21.975505	21.22%	16,252
2005	16.383193	18.129148	10.66%	11,750
2004	13.795416	16.383193	18.76%	6,687
2003*	10.000000	13.795416	37.95%	1,271
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225932	8.846061	-4.12%	38,902
2010	8.088157	9.225932	14.07%	46,405
2009	6.311220	8.088157	28.16%	23,145
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.427486	9.697033	-7.01%	25,564
2010*	10.000000	10.427486	4.27%	17,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.818891	8.178285	-7.26%	5,539
2010	7.920878	8.818891	11.34%	9,448
2009	6.295437	7.920878	25.82%	11,890
2008*	10.000000	6.295437	-37.05%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.789588	9.258570	-5.42%	157,599
2010	7.816992	9.789588	25.23%	198,466
2009	6.227072	7.816992	25.53%	235,720
2008*	10.000000	6.227072	-37.73%	11,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199792	9.838731	-3.54%	138,236
2010	8.633805	10.199792	18.14%	174,383
2009	6.701262	8.633805	28.84%	191,664
2008*	10.000000	6.701262	-32.99%	21,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.100206	13.834035	-1.89%	40,137
2010	11.382047	14.100206	23.88%	49,034
2009	9.042865	11.382047	25.87%	55,246
2008	17.091260	9.042865	-47.09%	57,904
2007	15.771065	17.091260	8.37%	64,080
2006	15.473935	15.771065	1.92%	66,061
2005	14.496373	15.473935	6.74%	82,280
2004	12.943374	14.496373	12.00%	89,426
2003	9.762003	12.943374	32.59%	87,954
2002	14.818626	9.762003	-34.12%	61,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.270762	30.252307	-6.25%	53,453
2010	25.811790	32.270762	25.02%	63,024
2009	20.709509	25.811790	24.64%	72,533
2008	30.910484	20.709509	-33.00%	83,415
2007	33.621951	30.910484	-8.06%	84,497
2006	29.026603	33.621951	15.83%	102,490
2005	28.516666	29.026603	1.79%	130,563
2004	24.618843	28.516666	15.83%	161,594
2003	15.893715	24.618843	54.90%	156,508
2002	22.097595	15.893715	-28.07%	126,976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.127878	26.232865	-6.74%	66,997
2010	22.728813	28.127878	23.75%	79,120
2009	17.086989	22.728813	33.02%	89,786
2008	27.994447	17.086989	-38.96%	101,363
2007	27.758912	27.994447	0.85%	119,002
2006	25.089017	27.758912	10.64%	128,273
2005	22.619557	25.089017	10.92%	148,899
2004	19.244942	22.619557	17.54%	143,461
2003	13.820149	19.244942	39.25%	137,717
2002	16.928867	13.820149	-18.36%	120,982

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.130640	12.042666	-0.73%	92,975
2010	10.827787	12.130640	12.03%	114,422
2009	8.695593	10.827787	24.52%	111,320
2008	15.066968	8.695593	-42.29%	120,988
2007	14.104765	15.066968	6.82%	136,605
2006	12.569807	14.104765	12.21%	129,158
2005	11.846853	12.569807	6.10%	155,396
2004	10.930890	11.846853	8.38%	181,231
2003	8.680809	10.930890	25.92%	208,331
2002	10.636664	8.680809	-18.39%	216,256
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299999	9.781032	5.17%	121,081
2010	7.234189	9.299999	28.56%	145,659
2009	5.599255	7.234189	29.20%	182,980
2008*	10.000000	5.599255	-44.01%	6,855
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548150	10.551870	0.04%	5,366
2010	10.429293	10.548150	1.14%	5,546
2009	9.860285	10.429293	5.77%	6,556
2008*	10.000000	9.860285	-1.40%	2,070
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.574005	11.738872	-13.52%	10,112
2010	12.925473	13.574005	5.02%	14,822
2009*	10.000000	12.925473	29.25%	21,647
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.219243	11.786225	-3.54%	26,361
2010	10.688060	12.219243	14.33%	29,685
2009	8.419634	10.688060	26.94%	28,493
2008	13.532052	8.419634	-37.78%	36,143
2007	14.014970	13.532052	-3.45%	48,616
2006	12.244340	14.014970	14.46%	39,024
2005	11.893755	12.244340	2.95%	38,174
2004	10.250526	11.893755	16.03%	53,162
2003	7.897653	10.250526	29.79%	33,208
2002	10.684106	7.897653	-26.08%	24,130
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573700	10.472043	-0.96%	42,959
2010	10.170049	10.573700	3.97%	71,008
2009	9.087672	10.170049	11.91%	31,801
2008	10.630241	9.087672	-14.51%	49,097
2007	10.275244	10.630241	3.45%	50,664
2006	9.985363	10.275244	2.90%	20,895
2005	9.967544	9.985363	0.18%	16,485
2004	10.015684	9.967544	-0.48%	15,587
2003*	10.000000	10.015684	0.16%	2,465

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394092	10.155577	-2.29%	91
2010	8.799827	10.394092	18.12%	1,576
2009	7.259416	8.799827	21.22%	0
2008	12.145853	7.259416	-40.23%	0
2007	12.237442	12.145853	-0.75%	0
2006	11.773573	12.237442	3.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.994219	13.393928	-4.29%	3,520
2010	11.534933	13.994219	21.32%	5,309
2009	8.887810	11.534933	29.78%	4,442
2008	14.862813	8.887810	-40.20%	1,865
2007	13.987076	14.862813	6.26%	23,476
2006	12.456727	13.987076	12.29%	8,424
2005	11.804504	12.456727	5.53%	1,097
2004	10.552559	11.804504	11.86%	702
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	179,806
2008	18.658710	10.038225	-46.20%	200,272
2007	16.553915	18.658710	12.71%	226,679
2006	15.528631	16.553915	6.60%	257,589
2005	14.961776	15.528631	3.79%	316,113
2004	14.168379	14.961776	5.60%	340,549
2003	10.957031	14.168379	29.31%	341,323
2002	15.170607	10.957031	-27.77%	318,624
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.539219	19.511685	-9.41%	82,215
2010	18.807297	21.539219	14.53%	95,225
2009	13.633328	18.807297	37.95%	101,315
2008	23.085020	13.633328	-40.94%	117,620
2007	21.985482	23.085020	5.00%	138,831
2006	18.916877	21.985482	16.22%	120,279
2005	16.753552	18.916877	12.91%	162,211
2004	14.233382	16.753552	17.71%	126,497
2003*	10.000000	14.233382	42.33%	71,329
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.584878	12.303213	-9.43%	50,759
2010	11.862818	13.584878	14.52%	63,726
2009	8.594707	11.862818	38.02%	77,621
2008	14.551844	8.594707	-40.94%	90,846
2007	13.861145	14.551844	4.98%	119,613
2006	11.926147	13.861145	16.22%	140,962
2005	10.565033	11.926147	12.88%	172,518
2004	8.978200	10.565033	17.67%	197,011
2003	6.356923	8.978200	41.23%	249,535
2002	8.267491	6.356923	-23.11%	305,448

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.830723	2.742882	-3.10%	2,932
2010	2.499491	2.830723	13.25%	4,238
2009	1.996897	2.499491	25.17%	9,630
2008	9.580103	1.996897	-79.16%	4,161
2007*	10.000000	9.580103	-4.20%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.066341	2.957323	-3.56%	404
2010	2.704523	3.066341	13.38%	404
2009	2.185467	2.704523	23.75%	478
2008	10.377086	2.185467	-78.94%	478
2007	10.519855	10.377086	-1.36%	1,058
2006*	10.000000	10.519855	5.20%	404
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.690128	13.517400	-1.26%	99,607
2010	11.940024	13.690128	14.66%	122,772
2009	9.425201	11.940024	26.68%	141,055
2008	15.512276	9.425201	-39.24%	153,631
2007	15.044165	15.512276	3.11%	176,126
2006	13.244102	15.044165	13.59%	214,693
2005	12.654982	13.244102	4.66%	223,492
2004	11.707682	12.654982	8.09%	258,516
2003	9.355937	11.707682	25.14%	257,239
2002	11.667724	9.355937	-19.81%	243,101
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.898460	9.558713	-3.43%	26,690
2010	8.122488	9.898460	21.86%	27,379
2009	5.995323	8.122488	35.48%	34,262
2008	9.765612	5.995323	-38.61%	41,101
2007	10.011018	9.765612	-2.45%	17,759
2006*	10.000000	10.011018	0.11%	12,350
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353550	14.329813	-0.17%	111,728
2010	11.403177	14.353550	25.87%	125,749
2009	8.708048	11.403177	30.95%	133,595
2008	17.313969	8.708048	-49.71%	138,335
2007	16.490117	17.313969	5.00%	146,162
2006	16.218926	16.490117	1.67%	161,577
2005	14.621223	16.218926	10.93%	185,676
2004	12.361526	14.621223	18.28%	193,840
2003	9.967175	12.361526	24.02%	191,993
2002	13.978216	9.967175	-28.69%	160,612
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.745076	12.574831	7.06%	6,019
2010	10.874552	11.745076	8.01%	2,081
2009*	10.000000	10.874552	8.75%	2,946

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.378072	11.349481	-0.25%	18,449
2010	10.954048	11.378072	3.87%	22,905
2009*	10.000000	10.954048	9.54%	19,833
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
2008	11.073425	10.166878	-8.19%	0
2007	10.135369	11.073425	9.26%	0
2006*	10.000000	10.135369	1.35%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
2008	11.148087	11.531516	3.44%	0
2007	10.382258	11.148087	7.38%	0
2006*	10.000000	10.382258	3.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.007389	0.07%	1,779
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0
2008	11.300887	6.330660	-43.98%	0
2007	11.006899	11.300887	2.67%	0
2006*	10.000000	11.006899	10.07%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.335388	9.794689	-5.23%	771
2010	9.350625	10.335388	10.53%	771
2009	7.991015	9.350625	17.01%	771
2008	12.933324	7.991015	-38.21%	1,905
2007	13.914630	12.933324	-7.05%	10,069
2006	11.617619	13.914630	19.77%	8,301
2005	11.004401	11.617619	5.57%	8,526
2004	9.846293	11.004401	11.76%	8,833
2003	8.065749	9.846293	22.08%	9,241
2002	10.164684	8.065749	-20.65%	6,899

Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.284007	10.327882	-8.47%	2,575
2010	9.938271	11.284007	13.54%	2,575
2009	8.035626	9.938271	23.68%	625
2008	13.172456	8.035626	-39.00%	1,069
2007	13.069942	13.172456	0.78%	2,510
2006	11.436462	13.069942	14.28%	2,432
2005	10.846731	11.436462	5.44%	2,483
2004	9.814986	10.846731	10.51%	2,358
2003	7.921201	9.814986	23.91%	2,404
2002	10.186682	7.921201	-22.24%	1,377
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548103	11.498337	9.01%	7,977
2010*	10.000000	10.548103	5.48%	1,179
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015043	11.492067	4.33%	7,353
2010	10.410626	11.015043	5.81%	11,766
2009	9.615032	10.410626	8.27%	12,032
2008	10.843289	9.615032	-11.33%	31,629
2007	10.413414	10.843289	4.13%	22,317
2006*	10.000000	10.413414	4.13%	9,189
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.483287	40.676240	5.70%	2,558
2010	35.509855	38.483287	8.37%	3,144
2009	27.616445	35.509855	28.58%	3,375
2008	32.892265	27.616445	-16.04%	4,732
2007	31.268369	32.892265	5.19%	5,860
2006	28.574908	31.268369	9.43%	8,825
2005	25.777598	28.574908	10.85%	16,848
2004	23.717411	25.777598	8.69%	18,192
2003	18.783491	23.717411	26.27%	28,209
2002	17.415214	18.783491	7.86%	15,757
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.580394	12.917602	-4.88%	0
2010	13.012625	13.580394	4.36%	0
2009	9.942920	13.012625	30.87%	0
2008	18.183456	9.942920	-45.32%	0
2007	16.070189	18.183456	13.15%	0
2006	13.004495	16.070189	23.57%	0
2005	11.856303	13.004495	9.68%	0
2004	10.227893	11.856303	15.92%	0
2003	8.128587	10.227893	25.83%	0
2002*	10.000000	8.128587	-18.71%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.098716	39.673191	-26.67%	2,909
2010	43.190476	54.098716	25.26%	3,261
2009	20.516561	43.190476	110.52%	3,510
2008	58.991911	20.516561	-65.22%	3,743
2007	43.412632	58.991911	35.89%	7,521
2006	31.514704	43.412632	37.75%	8,531
2005	24.176597	31.514704	30.35%	8,665
2004	19.447415	24.176597	24.32%	11,715
2003	12.772187	19.447415	52.26%	16,993
2002	13.320519	12.772187	-4.12%	15,878
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.779398	47.671725	-17.49%	882
2010	45.274087	57.779398	27.62%	1,237
2009	29.102885	45.274087	55.57%	1,255
2008	54.704654	29.102885	-46.80%	1,973
2007	38.113622	54.704654	43.53%	2,205
2006	31.001698	38.113622	22.94%	1,443
2005	20.697822	31.001698	49.78%	1,827
2004	16.871845	20.697822	22.68%	1,872
2003	11.800336	16.871845	42.98%	1,907
2002	12.298301	11.800336	-4.05%	2,125
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.865771	10.917744	-7.99%	10,382
2010	10.695577	11.865771	10.94%	10,642
2009	8.524185	10.695577	25.47%	14,976
2008	13.893106	8.524185	-38.64%	20,730
2007	12.796409	13.893106	8.57%	26,422
2006	11.398511	12.796409	12.26%	27,709
2005	10.614044	11.398511	7.39%	41,831
2004	9.801030	10.614044	8.30%	43,058
2003	7.353509	9.801030	33.28%	45,832
2002	9.727116	7.353509	-24.40%	43,267
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.388970	15.440558	-5.79%	6,441
2010	13.091373	16.388970	25.19%	4,839
2009*	10.000000	13.091373	30.91%	956

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.907709	9.837919	-9.81%	4,974
2010	8.730018	10.907709	24.94%	3,882
2009	6.200164	8.730018	40.80%	1,921
2008*	10.000000	6.200164	-38.00%	860
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726928	14.037333	10.30%	9,393
2010	12.266583	12.726928	3.75%	12,142
2009	11.276296	12.266583	8.78%	16,247
2008	11.609253	11.276296	-2.87%	10,484
2007	10.743037	11.609253	8.06%	13,391
2006	10.714080	10.743037	0.27%	12,079
2005	10.687792	10.714080	0.25%	12,921
2004	10.233898	10.687792	4.44%	10,488
2003*	10.000000	10.233898	2.34%	9,776
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.063929	13.295726	1.77%	8,569
2010	11.595507	13.063929	12.66%	16,728
2009	9.947974	11.595507	16.56%	17,320
2008	15.408481	9.947974	-35.44%	18,783
2007	15.623076	15.408481	-1.37%	28,842
2006	13.518310	15.623076	15.57%	39,730
2005	13.089671	13.518310	3.27%	52,071
2004	11.737071	13.089671	11.52%	60,972
2003	9.193080	11.737071	27.67%	54,096
2002	11.552029	9.193080	-20.42%	49,941
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.017122	11.778949	-1.98%	9,978
2010	10.209581	12.017122	17.70%	13,811
2009	7.960349	10.209581	28.26%	7,265
2008	10.661044	7.960349	-25.33%	8,300
2007	11.057147	10.661044	-3.58%	15,608
2006*	10.000000	11.057147	10.57%	9,405
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	40,627
2008	20.566055	14.863162	-27.73%	36,286
2007	21.967196	20.566055	-6.38%	47,239
2006	18.756880	21.967196	17.12%	55,181
2005	18.092486	18.756880	3.67%	95,262
2004	16.032727	18.092486	12.85%	96,992
2003	12.596055	16.032727	27.28%	84,009
2002	14.605357	12.596055	-13.76%	99,852

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.078195	12.438632	-4.89%	16,366
2010	12.072012	13.078195	8.33%	18,928
2009*	10.000000	12.072012	20.72%	2,358
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.243060	15.129971	-0.74%	4,894
2010	12.273737	15.243060	24.19%	5,582
2009	9.946220	12.273737	23.40%	5,175
2008	14.586751	9.946220	-31.81%	8,159
2007	14.877364	14.586751	-1.95%	8,389
2006	13.174239	14.877364	12.93%	7,702
2005	12.446927	13.174239	5.84%	12,829
2004	10.346504	12.446927	20.30%	14,040
2003	7.608241	10.346504	35.99%	11,208
2002*	10.000000	7.608241	-23.92%	2,511
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.407346	11.360823	-0.41%	4,425
2010	10.066125	11.407346	13.32%	6,357
2009	7.624873	10.066125	32.02%	5,939
2008	11.781058	7.624873	-35.28%	7,449
2007	11.074843	11.781058	6.38%	6,773
2006	10.274954	11.074843	7.78%	5,380
2005	10.046653	10.274954	2.27%	14,191
2004	9.583764	10.046653	4.83%	25,592
2003	7.706045	9.583764	24.37%	17,814
2002	10.988353	7.706045	-29.87%	19,484
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.992814	13.065050	0.56%	61,673
2010	11.462933	12.992814	13.35%	114,848
2009	9.192999	11.462933	24.69%	170,174
2008	14.817894	9.192999	-37.96%	172,860
2007	14.264491	14.817894	3.88%	61,839
2006	12.512627	14.264491	14.00%	92,810
2005	12.108868	12.512627	3.33%	109,819
2004	11.088459	12.108868	9.20%	119,481
2003	8.751979	11.088459	26.70%	127,625
2002	11.421554	8.751979	-23.37%	124,740
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.399406	15.493470	7.60%	13,578
2010	12.651120	14.399406	13.82%	18,310
2009	10.458431	12.651120	20.97%	12,746
2008	15.041197	10.458431	-30.47%	12,339
2007	14.225733	15.041197	5.73%	17,832
2006	12.373722	14.225733	14.97%	27,932
2005	12.010432	12.373722	3.02%	41,284
2004	11.584069	12.010432	3.68%	47,143
2003	9.686029	11.584069	19.60%	43,783
2002	11.783214	9.686029	-17.80%	62,864

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.713984	12.643606	-19.54%	0
2010	15.241814	15.713984	3.10%	0
2009	11.790611	15.241814	29.27%	0
2008	19.059306	11.790611	-38.14%	0
2007	18.541561	19.059306	2.79%	0
2006	15.322551	18.541561	21.01%	0
2005	13.874159	15.322551	10.44%	0
2004	11.711818	13.874159	18.46%	0
2003	8.702180	11.711818	34.58%	0
2002	10.045118	8.702180	-13.37%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.318133	9.624478	-14.96%	0
2010	8.743503	11.318133	29.45%	0
2009	7.028610	8.743503	24.40%	0
2008	11.411149	7.028610	-38.41%	0
2007	13.000069	11.411149	-12.22%	0
2006	12.692326	13.000069	2.42%	0
2005	12.153970	12.692326	4.43%	0
2004	11.059789	12.153970	9.89%	0
2003	8.508841	11.059789	29.98%	0
2002	10.659521	8.508841	-20.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.137809	16.290555	0.95%	55,791
2010	15.068808	16.137809	7.09%	62,505
2009	12.676743	15.068808	18.87%	54,909
2008	13.853324	12.676743	-8.49%	47,548
2007	13.319686	13.853324	4.01%	61,484
2006	12.956412	13.319686	2.80%	94,229
2005	12.958478	12.956412	-0.02%	109,011
2004	12.670489	12.958478	2.27%	113,507
2003	12.267458	12.670489	3.29%	137,899
2002	11.370764	12.267458	7.89%	116,316
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.365735	11.186414	-1.58%	20,672
2010	10.214361	11.365735	11.27%	9,489
2009	8.335607	10.214361	22.54%	0
2008	11.272131	8.335607	-26.05%	0
2007	10.512515	11.272131	7.23%	0
2006*	10.000000	10.512515	5.13%	3,860
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
2008	11.451684	7.605353	-33.59%	0
2007	10.532507	11.451684	8.73%	0
2006*	10.000000	10.532507	5.33%	1,683

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511308	10.095206	-3.96%	2,073
2010	9.180780	10.511308	14.49%	1,265
2009	7.078673	9.180780	29.70%	555
2008	11.582071	7.078673	-38.88%	555
2007	10.552664	11.582071	9.75%	519
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	75,527
2008	23.351620	13.226050	-43.36%	81,525
2007	20.135487	23.351620	15.97%	91,233
2006	18.281239	20.135487	10.14%	99,700
2005	15.850782	18.281239	15.33%	115,229
2004	13.923698	15.850782	13.84%	105,369
2003	10.990756	13.923698	26.69%	86,257
2002	12.294307	10.990756	-10.60%	59,999
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.390003	9.721966	-6.43%	9,725
2010	8.834360	10.390003	17.61%	9,447
2009	6.065267	8.834360	45.65%	16,529
2008	13.478023	6.065267	-55.00%	6,674
2007	9.376713	13.478023	43.74%	10,678
2006*	10.000000	9.376713	-6.23%	10,110
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.702121	14.636018	-0.45%	52,304
2010	12.942820	14.702121	13.59%	64,911
2009	10.084737	12.942820	28.34%	72,020
2008	17.833606	10.084737	-43.45%	79,844
2007	17.817217	17.833606	0.09%	99,421
2006	15.032685	17.817217	18.52%	115,550
2005	14.400930	15.032685	4.39%	135,725
2004	13.099526	14.400930	9.93%	145,971
2003	10.191923	13.099526	28.53%	142,296
2002	12.440995	10.191923	-18.08%	87,945
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	1,563
2008	12.458470	5.525804	-55.65%	1,440
2007	10.259376	12.458470	21.43%	1,243
2006	9.870863	10.259376	3.94%	1,997
2005	9.186413	9.870863	7.45%	2,916
2004	8.693663	9.186413	5.67%	6,508
2003	6.793127	8.693663	27.98%	6,393
2002	8.814543	6.793127	-22.93%	7,392

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.832010	12.683421	-1.16%	31,521
2010	10.479802	12.832010	22.45%	37,614
2009	8.285615	10.479802	26.48%	41,303
2008	15.909833	8.285615	-47.92%	47,095
2007	12.706253	15.909833	25.21%	48,016
2006	12.061208	12.706253	5.35%	58,937
2005	11.563600	12.061208	4.30%	75,950
2004	11.345636	11.563600	1.92%	83,238
2003	8.657007	11.345636	31.06%	87,699
2002	12.566043	8.657007	-31.11%	71,467
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506526	13.854722	2.58%	34,206
2010	12.026207	13.506526	12.31%	47,291
2009	8.474745	12.026207	41.91%	38,230
2008	11.458268	8.474745	-26.04%	35,579
2007	11.309562	11.458268	1.31%	30,934
2006	10.306110	11.309562	9.74%	64,247
2005	10.184506	10.306110	1.19%	75,198
2004	9.426171	10.184506	8.04%	57,564
2003	7.521629	9.426171	25.32%	179,911
2002	7.354603	7.521629	2.27%	42,591
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.564076	11.870113	2.65%	27,971
2010	10.308039	11.564076	12.19%	24,173
2009	7.256051	10.308039	42.06%	19,384
2008	9.799408	7.256051	-25.95%	11,762
2007*	10.000000	9.799408	-2.01%	24,662
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.878696	13.628057	5.82%	20,974
2010	12.117734	12.878696	6.28%	24,596
2009	10.613742	12.117734	14.17%	63,764
2008	11.125731	10.613742	-4.60%	19,700
2007	10.817475	11.125731	2.85%	29,918
2006	10.507730	10.817475	2.95%	18,219
2005	10.428807	10.507730	0.76%	9,093
2004	10.128708	10.428807	2.96%	5,301
2003*	10.000000	10.128708	1.29%	207
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774747	10.376435	-11.88%	10,227
2010	9.269168	11.774747	27.03%	16,924
2009	6.707301	9.269168	38.20%	18,642
2008	11.234279	6.707301	-40.30%	33,092
2007	9.856561	11.234279	13.98%	33,080
2006*	10.000000	9.856561	-1.43%	27,685

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.944699	12.209441	-18.30%	1,846
2010	13.400354	14.944699	11.52%	2,530
2009	10.737954	13.400354	24.79%	2,652
2008	19.381260	10.737954	-44.60%	2,652
2007	16.754919	19.381260	15.68%	1,375
2006	14.392045	16.754919	16.42%	2,453
2005	12.255881	14.392045	17.43%	2,503
2004	10.941500	12.255881	12.01%	2,790
2003	7.740990	10.941500	41.34%	3,364
2002	9.846083	7.740990	-21.38%	3,730
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.930471	12.186856	-18.38%	12,330
2010	13.385550	14.930471	11.54%	16,341
2009	10.721641	13.385550	24.85%	19,961
2008	19.356271	10.721641	-44.61%	14,714
2007	16.730683	19.356271	15.69%	20,980
2006	14.370885	16.730683	16.42%	21,339
2005	12.242700	14.370885	17.38%	22,302
2004	10.928889	12.242700	12.02%	19,740
2003	7.729491	10.928889	41.39%	9,878
2002*	10.000000	7.729491	-22.71%	5,889
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.745505	13.266379	-10.03%	8,416
2010	11.814180	14.745505	24.81%	10,394
2009	7.604841	11.814180	55.35%	7,999
2008	15.781569	7.604841	-51.81%	7,636
2007	15.142626	15.781569	4.22%	3,955
2006	13.202987	15.142626	14.69%	4,842
2005	13.043195	13.202987	1.23%	7,859
2004	11.593346	13.043195	12.51%	8,727
2003	7.443946	11.593346	55.74%	8,775
2002*	10.000000	7.443946	-25.56%	23,961
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.765995	11.890259	1.06%	20,505
2010	10.580086	11.765995	11.21%	28,090
2009	7.905422	10.580086	33.83%	19,729
2008	11.386418	7.905422	-30.57%	14,787
2007	11.119465	11.386418	2.40%	43,924
2006*	10.000000	11.119465	11.19%	17,856
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.437304	9.914503	-5.01%	7,973
2010	8.247149	10.437304	26.56%	11,753
2009	6.469518	8.247149	27.48%	6,404
2008	9.785862	6.469518	-33.89%	7,967
2007	10.157203	9.785862	-3.66%	5,692
2006*	10.000000	10.157203	1.57%	3,694

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.230806	8.970568	-2.82%	7,340
2010	8.482528	9.230806	8.82%	7,647
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.511054	10.390245	-16.95%	2,198
2010	10.786608	12.511054	15.99%	6,698
2009	6.330521	10.786608	70.39%	4,651
2008	13.552327	6.330521	-53.29%	1,309
2007	10.669800	13.552327	27.02%	3,117
2006*	10.000000	10.669800	6.70%	2,492
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
2008	18.065596	10.656354	-41.01%	0
2007	15.808818	18.065596	14.28%	0
2006	13.160857	15.808818	20.12%	0
2005	12.069294	13.160857	9.04%	0
2004	10.286800	12.069294	17.33%	0
2003	7.862698	10.286800	30.83%	0
2002*	10.000000	7.862698	-21.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545423	9.297035	-11.84%	2,588
2010	9.855685	10.545423	7.00%	3,017
2009	7.278199	9.855685	35.41%	1,600
2008	12.371231	7.278199	-41.17%	4,398
2007	10.857910	12.371231	13.94%	2,490
2006*	10.000000	10.857910	8.58%	1,329
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874584	15.538640	-2.12%	12,173
2010	14.061614	15.874584	12.89%	19,337
2009	12.003743	14.061614	17.14%	18,074
2008	11.451105	12.003743	4.83%	15,168
2007	10.449841	11.451105	9.58%	11,699
2006*	10.000000	10.449841	4.50%	119
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0
2006*	10.000000	11.611969	16.12%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
2006*	10.000000	10.323790	3.24%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
2006*	10.000000	11.014106	10.14%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	0
2006*	10.000000	11.396634	13.97%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0
2006*	10.000000	10.580725	5.81%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0
2008	11.760475	7.128610	-39.39%	0
2007	10.808181	11.760475	8.81%	0
2006*	10.000000	10.808181	8.08%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
2008	10.812208	7.633907	-29.40%	0
2007	10.755372	10.812208	0.53%	0
2006*	10.000000	10.755372	7.55%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
2006*	10.000000	10.351888	3.52%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0
2006*	10.000000	10.826374	8.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.313745	9.003854	-12.70%	0
2010*	10.000000	10.313745	3.14%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.288956	11.040989	-2.20%	0
2010*	10.000000	11.288956	12.89%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.200378	13.020889	-1.36%	0
2010	12.207643	13.200378	8.13%	0
2009	9.640400	12.207643	26.63%	0
2008	13.981981	9.640400	-31.05%	0
2007	13.103569	13.981981	6.70%	0
2006	11.375653	13.103569	15.19%	0
2005	10.943696	11.375653	3.95%	0
2004	10.175221	10.943696	7.55%	0
2003	8.285737	10.175221	22.80%	0
2002	9.944626	8.285737	-16.68%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
2008	11.786725	8.303907	-29.55%	0
2007	10.677037	11.786725	10.39%	0
2006*	10.000000	10.677037	6.77%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
2008	11.888124	6.494699	-45.37%	0
2007	12.751928	11.888124	-6.77%	0
2006*	10.000000	12.751928	27.52%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
2008	21.296639	12.531690	-41.16%	0
2007	18.809873	21.296639	13.22%	0
2006	14.861051	18.809873	26.57%	0
2005	12.767265	14.861051	16.40%	0
2004	10.431301	12.767265	22.39%	0
2003	8.188770	10.431301	27.39%	0
2002*	10.000000	8.188770	-18.11%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.126312	-8.74%	597
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.207443	21.255696	-8.41%	4,627
2010	21.635967	23.207443	7.26%	4,682
2009*	10.000000	21.635967	23.42%	3,315
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668653	8.880743	-8.15%	22,011
2010	9.199859	9.668653	5.10%	27,792
2009	6.383581	9.199859	44.12%	34,348
2008	11.613943	6.383581	-45.04%	31,608
2007	8.612511	11.613943	34.85%	36,881
2006	7.996638	8.612511	7.70%	40,446
2005	7.197845	7.996638	11.10%	47,962
2004	6.181859	7.197845	16.43%	58,140
2003	5.209227	6.181859	18.67%	61,667
2002	6.277859	5.209227	-17.02%	63,723
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.980700	4.490449	-9.84%	6,733
2010	4.056586	4.980700	22.78%	7,876
2009	2.619563	4.056586	54.86%	8,869
2008	4.737139	2.619563	-44.70%	9,441
2007	3.944077	4.737139	20.11%	9,104
2006	3.705791	3.944077	6.43%	8,847
2005	3.365706	3.705791	10.10%	9,617
2004	3.390832	3.365706	-0.74%	18,224
2003	2.345410	3.390832	44.57%	19,374
2002	4.023106	2.345410	-41.70%	20,320
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.240704	11.513892	-33.22%	9,699
2010	13.972112	17.240704	23.39%	10,463
2009	7.905262	13.972112	76.74%	11,297
2008	16.766719	7.905262	-52.85%	14,401
2007	13.270466	16.766719	26.35%	15,354
2006	9.169173	13.270466	44.73%	15,162
2005	7.040734	9.169173	30.23%	19,072
2004	6.010319	7.040734	17.14%	24,712
2003	4.526318	6.010319	32.79%	28,179
2002	6.177123	4.526318	-26.72%	30,657

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.375991	14.496111	0.84%	1,666
2010	11.798063	14.375991	21.85%	2,055
2009	9.434666	11.798063	25.05%	2,212
2008	14.311728	9.434666	-34.08%	3,082
2007	14.153990	14.311728	1.11%	10,693
2006	12.273075	14.153990	15.33%	11,493
2005	11.385394	12.273075	7.80%	22,528
2004*	10.000000	11.385394	13.85%	4,055
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347324	10.165434	-1.76%	9,461
2010	9.426253	10.347324	9.77%	15,771
2009	7.799359	9.426253	20.86%	14,319
2008	11.749223	7.799359	-33.62%	12,660
2007	11.064604	11.749223	6.19%	13,723
2006*	10.000000	11.064604	10.65%	15,038
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.866020	7.710352	-1.98%	12,106
2010	6.683205	7.866020	17.70%	13,197
2009	5.073150	6.683205	31.74%	9,739
2008	8.386001	5.073150	-39.50%	6,164
2007	7.107851	8.386001	17.98%	9,787
2006	6.782860	7.107851	4.79%	10,846
2005	6.452491	6.782860	5.12%	11,357
2004	6.044444	6.452491	6.75%	12,313
2003	4.613524	6.044444	31.02%	9,191
2002	6.557891	4.613524	-29.65%	8,674
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.948645	13.856715	-0.66%	45,178
2010	12.455269	13.948645	11.99%	65,384
2009*	10.000000	12.455269	24.55%	1,955
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233657	10.194744	-0.38%	37,213
2010	9.256045	10.233657	10.56%	42,561
2009	7.598753	9.256045	21.81%	25,037
2008	10.963349	7.598753	-30.69%	22,459
2007	10.465796	10.963349	4.75%	8,585
2006*	10.000000	10.465796	4.66%	3,403
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938320	11.414478	4.35%	8,151
2010	10.456028	10.938320	4.61%	10,285
2009	9.446067	10.456028	10.69%	2,083
2008	10.618787	9.446067	-11.04%	569
2007	10.447849	10.618787	1.64%	5,135
2006*	10.000000	10.447849	4.48%	1,628

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281017	10.098071	-10.49%	4,804
2010	10.269056	11.281017	9.85%	6,737
2009	7.347487	10.269056	39.76%	7,366
2008	12.131768	7.347487	-39.44%	5,583
2007	10.748441	12.131768	12.87%	5,547
2006*	10.000000	10.748441	7.48%	1,293
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983628	9.392119	-5.92%	8,496
2010	8.558038	9.983628	16.66%	13,512
2009	6.247751	8.558038	36.98%	10,421
2008	11.347156	6.247751	-44.94%	5,467
2007	10.274872	11.347156	10.44%	8,379
2006*	10.000000	10.274872	2.75%	1,641
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.469447	8.172677	-3.50%	8,483
2010	7.732300	8.469447	9.53%	8,262
2009	5.994429	7.732300	28.99%	2,374
2008	9.806149	5.994429	-38.87%	1,524
2007*	10.000000	9.806149	-1.94%	29
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.179754	17.604300	2.47%	3,851
2010	15.382474	17.179754	11.68%	5,065
2009	10.674743	15.382474	44.10%	11,426
2008	15.019226	10.674743	-28.93%	14,721
2007	14.755589	15.019226	1.79%	7,326
2006	13.516216	14.755589	9.17%	17,250
2005	13.375356	13.516216	1.05%	18,748
2004	12.308733	13.375356	8.67%	86,692
2003	10.199226	12.308733	20.68%	32,218
2002	10.010690	10.199226	1.88%	9,448
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.273959	13.600599	2.46%	9,070
2010	11.884679	13.273959	11.69%	35,086
2009	8.242826	11.884679	44.18%	26,342
2008	11.615064	8.242826	-29.03%	22,262
2007	11.407487	11.615064	1.82%	23,526
2006	10.449767	11.407487	9.16%	21,223
2005*	10.000000	10.449767	4.50%	11,387
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849604	7.719903	-12.77%	28,490
2010	7.755653	8.849604	14.11%	34,058
2009	5.137150	7.755653	50.97%	28,393
2008*	10.000000	5.137150	-48.63%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.698486	9.268273	-4.44%	2,808
2010	7.951186	9.698486	21.98%	2,960
2009	6.124558	7.951186	29.82%	4,669
2008*	10.000000	6.124558	-38.75%	9,069
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206099	9.938199	-2.62%	0
2010	9.365872	10.206099	8.97%	0
2009	7.919500	9.365872	18.26%	0
2008*	10.000000	7.919500	-20.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.784260	9.324356	-4.70%	4,878
2010	8.820316	9.784260	10.93%	4,216
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665062	10.675245	0.10%	4,313
2010	10.117462	10.665062	5.41%	4,503
2009	9.069797	10.117462	11.55%	4,684
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.995903	9.636061	-3.60%	9,431
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
2008*	10.000000	7.555141	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.549068	8.984882	-5.91%	1,067
2010	8.538248	9.549068	11.84%	1,253
2009	6.834262	8.538248	24.93%	3,316
2008*	10.000000	6.834262	-31.66%	5,802
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374143	10.211873	-1.56%	756
2010	9.639911	10.374143	7.62%	796
2009	8.299494	9.639911	16.15%	0
2008*	10.000000	8.299494	-17.01%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.185077	11.768140	5.21%	1,260
2010	10.585430	11.185077	5.66%	1,463
2009	9.858821	10.585430	7.37%	2,294
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.070481	12.634477	4.67%	2,651
2010	11.311614	12.070481	6.71%	4,374
2009	9.842789	11.311614	14.92%	3,608
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0
2008	33.552578	13.987189	-58.31%	0
2007	23.352634	33.552578	43.68%	0
2006	17.305110	23.352634	34.95%	0
2005	13.218203	17.305110	30.92%	0
2004	11.091469	13.218203	19.17%	0
2003	6.799600	11.091469	63.12%	234
2002	8.126945	6.799600	-16.33%	234
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.509847	21.838525	-23.40%	8,028
2010	24.854962	28.509847	14.70%	9,999
2009	15.403444	24.854962	61.36%	12,285
2008	37.009267	15.403444	-58.38%	10,857
2007	25.763929	37.009267	43.65%	13,420
2006	19.102228	25.763929	34.87%	11,567
2005	14.588946	19.102228	30.94%	17,125
2004	12.240339	14.588946	19.19%	10,562
2003	7.505927	12.240339	63.08%	9,441
2002*	10.000000	7.505927	-24.94%	3,034
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874902	16.805888	5.86%	81,097
2010	15.349977	15.874902	3.42%	109,228
2009	15.144983	15.349977	1.35%	135,724
2008	14.244815	15.144983	6.32%	150,655
2007	13.469262	14.244815	5.76%	116,630
2006	13.204965	13.469262	2.00%	139,871
2005	12.955598	13.204965	1.92%	139,919
2004	12.711565	12.955598	1.92%	140,162
2003	12.626432	12.711565	0.67%	171,854
2002	11.526653	12.626432	9.54%	173,812

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.838799	10.544124	-10.94%	2,287
2010	10.587452	11.838799	11.82%	67
2009	8.269122	10.587452	28.04%	145
2008	15.531453	8.269122	-46.76%	235
2007	12.377189	15.531453	25.48%	235
2006	9.430813	12.377189	31.24%	1,869
2005	7.337885	9.430813	28.52%	2,155
2004	6.510418	7.337885	12.71%	6,551
2003	4.863546	6.510418	33.86%	6,636
2002	6.492772	4.863546	-25.09%	6,636
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.880835	16.816137	-10.94%	1,242
2010	16.888271	18.880835	11.80%	3,277
2009	13.195412	16.888271	27.99%	2,338
2008	24.776488	13.195412	-46.74%	3,736
2007	19.744200	24.776488	25.49%	6,469
2006	15.045739	19.744200	31.23%	6,385
2005	11.709868	15.045739	28.49%	3,687
2004	10.374988	11.709868	12.87%	1,239
2003	7.767159	10.374988	33.58%	0
2002*	10.000000	7.767159	-22.33%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867807	7.628054	-13.98%	59
2010	8.365616	8.867807	6.00%	73
2009	6.590334	8.365616	26.94%	73
2008	11.733135	6.590334	-43.83%	73
2007	10.868126	11.733135	7.96%	130
2006*	10.000000	10.868126	8.68%	3,923
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.718712	13.008386	-5.18%	17,018
2010	12.125482	13.718712	13.14%	16,525
2009	9.657744	12.125482	25.55%	17,290
2008	15.493447	9.657744	-37.67%	14,042
2007	14.815857	15.493447	4.57%	16,912
2006	12.843911	14.815857	15.35%	16,300
2005	12.056354	12.843911	6.53%	15,334
2004	10.712555	12.056354	12.54%	16,935
2003	8.230619	10.712555	30.15%	18,292
2002*	10.000000	8.230619	-17.69%	1,675
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.506867	12.453829	-0.42%	95
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.669107	12.871264	1.60%	29,358
2010	12.121663	12.669107	4.52%	29,942
2009	11.258535	12.121663	7.67%	24,255
2008	12.137877	11.258535	-7.24%	22,443
2007	11.670602	12.137877	4.00%	20,539
2006	11.137379	11.670602	4.79%	33,273
2005	10.922479	11.137379	1.97%	29,134
2004	10.574381	10.922479	3.29%	65,097
2003	9.928642	10.574381	6.50%	113,595
2002*	10.000000	9.928642	-0.71%	76,767
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.451045	13.271179	-1.34%	96,620
2010	12.287158	13.451045	9.47%	122,779
2009	10.449446	12.287158	17.59%	126,630
2008	13.784623	10.449446	-24.19%	117,027
2007	13.219043	13.784623	4.28%	120,229
2006	12.027221	13.219043	9.91%	160,728
2005	11.567029	12.027221	3.98%	173,659
2004	10.699107	11.567029	8.11%	189,867
2003	9.029424	10.699107	18.49%	184,335
2002*	10.000000	9.029424	-9.71%	34,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.755584	13.288387	-3.40%	42,314
2010	12.351443	13.755584	11.37%	45,995
2009	10.060199	12.351443	22.78%	52,675
2008	14.856478	10.060199	-32.28%	42,850
2007	14.181041	14.856478	4.76%	60,325
2006	12.543415	14.181041	13.06%	64,870
2005	11.868786	12.543415	5.68%	68,849
2004	10.727781	11.868786	10.64%	54,266
2003	8.582311	10.727781	25.00%	35,399
2002*	10.000000	8.582311	-14.18%	1,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.238865	13.336642	0.74%	25,916
2010	12.360498	13.238865	7.11%	28,504
2009	10.931514	12.360498	13.07%	23,530
2008	13.036813	10.931514	-16.15%	40,598
2007	12.478314	13.036813	4.48%	91,062
2006	11.660102	12.478314	7.02%	115,333
2005	11.306072	11.660102	3.13%	114,980
2004	10.689699	11.306072	5.77%	109,546
2003	9.525559	10.689699	12.22%	80,477
2002*	10.000000	9.525559	-4.74%	17,906
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.902694	13.415824	-3.50%	121,255
2010	12.946450	13.902694	7.39%	180,637
2009*	10.000000	12.946450	29.46%	697

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.613148	26.561458	-3.81%	18,988
2010	22.168141	27.613148	24.56%	21,207
2009	16.423543	22.168141	34.98%	21,037
2008	26.189909	16.423543	-37.29%	21,234
2007	24.671671	26.189909	6.15%	25,669
2006	22.746284	24.671671	8.46%	28,837
2005	20.557736	22.746284	10.65%	35,196
2004	17.997152	20.557736	14.23%	34,420
2003	13.541599	17.997152	32.90%	34,044
2002	16.199200	13.541599	-16.41%	30,900
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.746742	11.594459	-1.30%	135,568
2010	11.901442	11.746742	-1.30%	98,309
2009	12.053139	11.901442	-1.26%	134,225
2008	11.966147	12.053139	0.73%	231,684
2007	11.570104	11.966147	3.42%	243,366
2006	11.214049	11.570104	3.18%	214,149
2005	11.066094	11.214049	1.34%	88,558
2004	11.121610	11.066094	-0.50%	97,081
2003	11.198034	11.121610	-0.68%	66,553
2002	11.209725	11.198034	-0.10%	197,339
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.336106	17.018800	4.18%	15,112
2010	14.966630	16.336106	9.15%	26,357
2009	12.191449	14.966630	22.76%	23,865
2008	14.934416	12.191449	-18.37%	18,225
2007	14.463279	14.934416	3.26%	22,685
2006	13.977022	14.463279	3.48%	22,342
2005	13.858482	13.977022	0.86%	23,407
2004	13.179840	13.858482	5.15%	27,287
2003	11.910299	13.179840	10.66%	28,963
2002	11.255907	11.910299	5.81%	38,469
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.227404	8.254592	-10.54%	19,560
2010	8.198125	9.227404	12.56%	26,157
2009	6.086866	8.198125	34.69%	24,788
2008*	10.000000	6.086866	-39.13%	6,221

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.841102	13.115987	-17.20%	2,114
2010	15.125104	15.841102	4.73%	3,209
2009	11.802643	15.125104	28.15%	2,843
2008	22.282710	11.802643	-47.03%	4,362
2007	21.934820	22.282710	1.59%	10,031
2006	18.104708	21.934820	21.16%	8,549
2005	16.369372	18.104708	10.60%	6,800
2004	13.790762	16.369372	18.70%	3,728
2003*	10.000000	13.790762	37.91%	2,280
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.213458	8.829654	-4.17%	8,602
2010	8.081308	9.213458	14.01%	10,546
2009	6.309071	8.081308	28.09%	3,377
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.423944	9.688842	-7.05%	965
2010*	10.000000	10.423944	4.24%	2,169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806953	8.163084	-7.31%	1,588
2010	7.914167	8.806953	11.28%	3,847
2009	6.293303	7.914167	25.76%	7,132
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776372	9.241391	-5.47%	45,859
2010	7.810388	9.776372	25.17%	57,641
2009	6.224956	7.810388	25.47%	64,533
2008*	10.000000	6.224956	-37.75%	2,250
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186047	9.820513	-3.59%	28,704
2010	8.626530	10.186047	18.08%	38,069
2009	6.698993	8.626530	28.77%	45,031
2008*	10.000000	6.698993	-33.01%	4,288
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017124	13.745569	-1.94%	5,545
2010	11.320708	14.017124	23.82%	8,619
2009	8.998682	11.320708	25.80%	8,510
2008	17.016399	8.998682	-47.12%	8,368
2007	15.709991	17.016399	8.32%	9,784
2006	15.421797	15.709991	1.87%	15,462
2005	14.454824	15.421797	6.69%	18,558
2004	12.912822	14.454824	11.94%	22,042
2003	9.743886	12.912822	32.52%	23,553
2002	14.798640	9.743886	-34.16%	17,713

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.069864	30.048777	-6.30%	6,633
2010	25.664079	32.069864	24.96%	10,214
2009	20.601414	25.664079	24.57%	11,644
2008	30.764759	20.601414	-33.04%	12,462
2007	33.480497	30.764759	-8.11%	14,552
2006	28.919087	33.480497	15.77%	18,511
2005	28.425391	28.919087	1.74%	21,444
2004	24.552470	28.425391	15.77%	30,212
2003	15.858883	24.552470	54.82%	36,641
2002	22.060369	15.858883	-28.11%	30,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.952739	26.056338	-6.78%	17,292
2010	22.598710	27.952739	23.69%	19,858
2009	16.997792	22.598710	32.95%	18,713
2008	27.862455	16.997792	-38.99%	16,668
2007	27.642106	27.862455	0.80%	23,619
2006	24.996065	27.642106	10.59%	25,387
2005	22.547136	24.996065	10.86%	39,248
2004	19.193041	22.547136	17.48%	40,900
2003	13.789861	19.193041	39.18%	34,534
2002	16.900322	13.789861	-18.40%	33,228
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.055137	11.961658	-0.78%	24,283
2010	10.765841	12.055137	11.98%	26,713
2009	8.650226	10.765841	24.46%	27,717
2008	14.995969	8.650226	-42.32%	31,853
2007	14.045448	14.995969	6.77%	33,836
2006	12.523258	14.045448	12.15%	48,091
2005	11.808950	12.523258	6.05%	48,688
2004	10.901442	11.808950	8.32%	50,497
2003	8.661797	10.901442	25.86%	54,654
2002	10.618745	8.661797	-18.43%	46,941
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287398	9.762846	5.12%	23,896
2010	7.228034	9.287398	28.49%	30,522
2009	5.597338	7.228034	29.13%	37,473
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533921	10.532312	-0.02%	3,064
2010	10.420495	10.533921	1.09%	3,464
2009	9.856957	10.420495	5.72%	4,104
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562540	11.723024	-13.56%	8,277
2010	12.921098	13.562540	4.96%	8,681
2009*	10.000000	12.921098	29.21%	6,638

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143143	11.706913	-3.59%	10,518
2010	10.626864	12.143143	14.27%	12,596
2009	8.375673	10.626864	26.88%	9,229
2008	13.468234	8.375673	-37.81%	9,823
2007	13.955987	13.468234	-3.49%	17,388
2006	12.198971	13.955987	14.40%	15,908
2005	11.855672	12.198971	2.90%	15,727
2004	10.222862	11.855672	15.97%	19,233
2003	7.880333	10.222862	29.73%	14,591
2002	10.666092	7.880333	-26.12%	15,166
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.532710	10.426179	-1.01%	3,565
2010	10.135756	10.532710	3.92%	7,832
2009	9.061609	10.135756	11.85%	10,274
2008	10.605123	9.061609	-14.55%	12,760
2007	10.256191	10.605123	3.40%	11,800
2006	9.971898	10.256191	2.85%	11,340
2005	9.959135	9.971898	0.13%	6,492
2004	10.012296	9.959135	-0.53%	5,814
2003*	10.000000	10.012296	0.12%	8,001
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.250275	8.056887	-2.34%	281
2010	6.988376	8.250275	18.06%	354
2009	5.767972	6.988376	21.16%	0
2008	9.655389	5.767972	-40.26%	0
2007	9.733157	9.655389	-0.80%	0
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.337975	12.759393	-4.34%	1,915
2010	10.999572	13.337975	21.26%	1,971
2009	8.479606	10.999572	29.72%	1,098
2008	14.187383	8.479606	-40.23%	1,098
2007	13.358247	14.187383	6.21%	6,343
2006	11.902710	13.358247	12.23%	5,341
2005	11.285193	11.902710	5.47%	1,993
2004*	10.000000	11.285193	12.85%	39
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	38,365
2008	18.570724	9.985816	-46.23%	39,330
2007	16.484240	18.570724	12.66%	51,291
2006	15.471084	16.484240	6.55%	71,669
2005	14.913859	15.471084	3.74%	105,921
2004	14.130159	14.913859	5.55%	114,000
2003	10.933007	14.130159	29.24%	111,684
2002	15.145026	10.933007	-27.81%	89,193

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.455757	19.426250	-9.46%	16,705
2010	18.743899	21.455757	14.47%	16,747
2009	13.594259	18.743899	37.88%	16,709
2008	23.030564	13.594259	-40.97%	20,096
2007	21.944788	23.030564	4.95%	25,226
2006	18.891396	21.944788	16.16%	27,483
2005	16.739434	18.891396	12.86%	38,782
2004	14.228585	16.739434	17.65%	34,311
2003*	10.000000	14.228585	42.29%	20,902
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.511686	12.230733	-9.48%	9,533
2010	11.804875	13.511686	14.46%	29,010
2009	8.557055	11.804875	37.95%	38,305
2008	14.495447	8.557055	-40.97%	33,971
2007	13.814456	14.495447	4.93%	28,409
2006	11.891977	13.814456	16.17%	30,115
2005	10.540076	11.891977	12.83%	49,052
2004	8.961533	10.540076	17.61%	52,090
2003	6.348332	8.961533	41.16%	61,116
2002	8.260515	6.348332	-23.15%	64,611
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.825443	2.736378	-3.15%	0
2010	2.496092	2.825443	13.19%	0
2009	1.995202	2.496092	25.10%	338
2008	9.576862	1.995202	-79.17%	338
2007*	10.000000	9.576862	-4.23%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.059116	2.948851	-3.60%	0
2010	2.699504	3.059116	13.32%	0
2009	2.182512	2.699504	23.69%	0
2008	10.368322	2.182512	-78.95%	0
2007	10.516325	10.368322	-1.41%	0
2006*	10.000000	10.516325	5.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.604887	13.426463	-1.31%	34,435
2010	11.871691	13.604887	14.60%	41,493
2009	9.376011	11.871691	26.62%	44,892
2008	15.439159	9.376011	-39.27%	49,186
2007	14.980884	15.439159	3.06%	61,393
2006	13.195056	14.980884	13.53%	78,630
2005	12.614486	13.195056	4.60%	100,094
2004	11.676116	12.614486	8.04%	107,499
2003	9.335444	11.676116	25.07%	93,641
2002	11.648072	9.355444	-19.85%	81,370

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875060	9.531296	-3.48%	165
2010	8.107393	9.875060	21.80%	165
2009	5.987212	8.107393	35.41%	261
2008	9.757357	5.987212	-38.64%	2,705
2007	10.007657	9.757357	-2.50%	3,102
2006*	10.000000	10.007657	0.08%	1,648
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.264164	14.233377	-0.22%	11,211
2010	11.337902	14.264164	25.81%	14,605
2009	8.662587	11.337902	30.88%	13,914
2008	17.232342	8.662587	-49.73%	15,164
2007	16.420733	17.232342	4.94%	12,968
2006	16.158843	16.420733	1.62%	13,791
2005	14.574407	16.158843	10.87%	25,244
2004	12.328183	14.574407	18.22%	24,615
2003	9.945321	12.328183	23.96%	25,090
2002	13.954638	9.945321	-28.73%	16,933
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735153	12.557857	7.01%	11,760
2010	10.870871	11.735153	7.95%	12,108
2009*	10.000000	10.870871	8.71%	50
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368465	11.334165	-0.30%	16,242
2010	10.950340	11.368465	3.82%	16,193
2009*	10.000000	10.950340	9.50%	16,014
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
2008	11.064532	10.153568	-8.23%	0
2007	10.132387	11.064532	9.20%	0
2006*	10.000000	10.132387	1.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
2008	11.139136	11.516424	3.39%	0
2007	10.379205	11.139136	7.32%	0
2006*	10.000000	10.379205	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.004024	0.04%	597

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
2008	11.291953	6.322436	-44.01%	0
2007	11.003808	11.291953	2.62%	0
2006*	10.000000	11.003808	10.04%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287725	9.744592	-5.28%	15,550
2010	9.312223	10.287725	10.48%	11,696
2009	7.962215	9.312223	16.96%	14,114
2008	12.893257	7.962215	-38.25%	12,708
2007	13.878597	12.893257	-7.10%	13,929
2006	11.593381	13.878597	19.71%	8,947
2005	10.986989	11.593381	5.52%	8,606
2004	9.835691	10.986989	11.71%	7,742
2003	8.061146	9.835691	22.01%	8,663
2002	10.164046	8.061146	-20.69%	2,171
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.231929	10.275021	-8.52%	151
2010	9.897418	11.231929	13.48%	142
2009	8.006659	9.897418	23.61%	837
2008	13.131641	8.006659	-39.03%	2,142
2007	13.036092	13.131641	0.73%	3,364
2006	11.412602	13.036092	14.23%	3,703
2005	10.829569	11.412602	5.38%	3,684
2004	9.804421	10.829569	10.46%	3,662
2003	7.916685	9.804421	23.85%	4,823
2002	10.186046	7.916685	-22.28%	313
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544560	11.488675	8.95%	483
2010*	10.000000	10.544560	5.45%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	4,808
2009	9.602059	10.391310	8.22%	398
2008	10.834137	9.602059	-11.37%	3,507
2007	10.409923	10.834137	4.08%	3,846
2006*	10.000000	10.409923	4.10%	2,805
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.243765	40.402661	5.65%	2,282
2010	35.306707	38.243765	8.32%	2,365
2009	27.472344	35.306707	28.52%	1,072
2008	32.737222	27.472344	-16.08%	500
2007	31.136832	32.737222	5.14%	401
2006	28.469072	31.136832	9.37%	649
2005	25.695091	28.469072	10.80%	909
2004	23.653460	25.695091	8.63%	1,473
2003	18.742335	23.653460	26.20%	16,575
2002	17.385852	18.742335	7.80%	17,279

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.520910	12.854527	-4.93%	0
2010	12.962191	13.520910	4.31%	0
2009	9.909413	12.962191	30.81%	0
2008	18.131384	9.909413	-45.35%	0
2007	16.032327	18.131384	13.09%	0
2006	12.980403	16.032327	23.51%	0
2005	11.840306	12.980403	9.63%	0
2004	10.219258	11.840306	15.86%	0
2003	8.125827	10.219258	25.76%	0
2002*	10.000000	8.125827	-18.74%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.762017	39.406309	-26.70%	2,620
2010	42.943373	53.762017	25.19%	2,630
2009	20.409502	42.943373	110.41%	2,639
2008	58.713950	20.409502	-65.24%	1,635
2007	43.230067	58.713950	35.82%	1,726
2006	31.398017	43.230067	37.68%	1,919
2005	24.099223	31.398017	30.29%	2,434
2004	19.394982	24.099223	24.25%	2,434
2003	12.744182	19.394982	52.19%	3,704
2002	13.298062	12.744182	-4.17%	1,622
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.419739	47.351010	-17.54%	123
2010	45.015030	57.419739	27.56%	123
2009	28.951032	45.015030	55.49%	123
2008	54.446893	28.951032	-46.83%	123
2007	37.953355	54.446893	43.46%	0
2006	30.886919	37.953355	22.88%	0
2005	20.631596	30.886919	49.71%	0
2004	16.826365	20.631596	22.61%	0
2003	11.774488	16.826365	42.91%	1,454
2002	12.277582	11.774488	-4.10%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.796908	10.848886	-8.04%	17,680
2010	10.638886	11.796908	10.88%	23,153
2009	8.483303	10.638886	25.41%	20,812
2008	13.833494	8.483303	-38.68%	24,349
2007	12.747998	13.833494	8.52%	2,087
2006	11.361124	12.747998	12.21%	5,401
2005	10.584568	11.361124	7.34%	5,393
2004	9.778755	10.584568	8.24%	5,511
2003	7.340505	9.778755	33.22%	5,595
2002	9.714847	7.340505	-24.44%	5,746
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.375138	15.419739	-5.83%	701
2010	13.086941	16.375138	25.13%	1,723
2009*	10.000000	13.086941	30.87%	2,765

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.893002	9.819678	-9.85%	6,344
2010	8.722650	10.893002	24.88%	8,284
2009	6.198064	8.722650	40.73%	2,579
2008*	10.000000	6.198064	-38.02%	9,142
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677558	13.975831	10.24%	22,783
2010	12.225190	12.677558	3.70%	20,927
2009	11.243940	12.225190	8.73%	34,721
2008	11.581808	11.243940	-2.92%	32,587
2007	10.723102	11.581808	8.01%	21,820
2006	10.699603	10.723102	0.22%	27,094
2005	10.678747	10.699603	0.20%	29,745
2004	10.230418	10.678747	4.38%	27,052
2003*	10.000000	10.230418	2.30%	13,594
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.068760	13.293928	1.72%	50,117
2010	11.605666	13.068760	12.61%	49,365
2009	9.961739	11.605666	16.50%	58,620
2008	15.437641	9.961739	-35.47%	57,920
2007	15.660629	15.437641	-1.42%	59,832
2006	13.557656	15.660629	15.51%	61,112
2005	13.134404	13.557656	3.22%	67,574
2004	11.783152	13.134404	11.47%	67,081
2003	9.233843	11.783152	27.61%	73,045
2002	11.609139	9.233843	-20.46%	57,467
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009*	10.000000	14.101544	31.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.988741	11.745193	-2.03%	8,943
2010	10.190630	11.988741	17.64%	7,734
2009	7.949586	10.190630	28.19%	6,730
2008	10.652040	7.949586	-25.37%	9,374
2007	11.053441	10.652040	-3.63%	7,964
2006*	10.000000	11.053441	10.53%	2,384
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	100,493
2008	20.078494	14.503440	-27.77%	110,707
2007	21.457342	20.078494	-6.43%	103,087
2006	18.330797	21.457342	17.06%	119,826
2005	17.690426	18.330797	3.62%	121,723
2004	15.684387	17.690426	12.79%	113,624
2003	12.328634	15.684387	27.22%	100,113
2002	14.302552	12.328634	-13.80%	80,958

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.067152	12.421855	-4.94%	6,437
2010	12.067934	13.067152	8.28%	4,115
2009*	10.000000	12.067934	20.68%	1,184
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176213	15.056008	-0.79%	9,522
2010	12.226094	15.176213	24.13%	11,587
2009	9.912640	12.226094	23.34%	14,438
2008	14.544896	9.912640	-31.85%	15,728
2007	14.842255	14.544896	-2.00%	12,804
2006	13.149784	14.842255	12.87%	15,094
2005	12.430106	13.149784	5.79%	12,245
2004	10.337754	12.430106	20.24%	9,402
2003	7.605654	10.337754	35.92%	6,888
2002*	10.000000	7.605654	-23.94%	363
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357968	11.305934	-0.46%	15,919
2010	10.027613	11.357968	13.27%	20,980
2009	7.599551	10.027613	31.95%	29,297
2008	11.747891	7.599551	-35.31%	29,191
2007	11.049299	11.747891	6.32%	33,503
2006	10.256425	11.049299	7.73%	35,744
2005	10.033608	10.256425	2.22%	34,932
2004	9.576172	10.033608	4.78%	36,964
2003	7.703845	9.576172	24.30%	33,812
2002	10.990787	7.703845	-29.91%	27,346
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.011532	13.077254	0.51%	131,619
2010	11.485265	13.011532	13.29%	168,519
2009	9.215577	11.485265	24.63%	186,610
2008	14.861839	9.215577	-37.99%	227,520
2007	14.314078	14.861839	3.83%	159,710
2006	12.562472	14.314078	13.94%	170,025
2005	12.163248	12.562472	3.28%	186,294
2004	11.143887	12.163248	9.15%	182,872
2003	8.800186	11.143887	26.63%	173,876
2002	11.490304	8.800186	-23.41%	160,625
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521692	15.617148	7.54%	20,047
2010	12.765013	14.521692	13.76%	19,761
2009	10.557930	12.765013	20.90%	22,659
2008	15.192008	10.557930	-30.50%	21,425
2007	14.375687	15.192008	5.68%	23,749
2006	12.510464	14.375687	14.91%	27,098
2005	12.149293	12.510464	2.97%	41,225
2004	11.723937	12.149293	3.63%	40,204
2003	9.807948	11.723937	19.54%	33,904
2002	11.937596	9.807948	-17.84%	28,960

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.641514	12.578919	-19.58%	0
2010	15.179185	15.641514	3.05%	0
2009	11.748113	15.179185	29.21%	0
2008	19.000259	11.748113	-38.17%	0
2007	18.493548	19.000259	2.74%	0
2006	15.290597	18.493548	20.95%	0
2005	13.852221	15.290597	10.38%	0
2004	11.699217	13.852221	18.40%	0
2003	8.697218	11.699217	34.52%	0
2002	10.044488	8.697218	-13.41%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.265927	9.575238	-15.01%	0
2010	8.707570	11.265927	29.38%	0
2009	7.003276	8.707570	24.34%	238
2008	11.375792	7.003276	-38.44%	513
2007	12.966398	11.375792	-12.27%	697
2006	12.665847	12.966398	2.37%	878
2005	12.134740	12.665847	4.38%	1,073
2004	11.047886	12.134740	9.84%	1,280
2003	8.503992	11.047886	29.91%	1,711
2002	10.658854	8.503992	-20.22%	1,734
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.042727	16.186390	0.90%	71,635
2010	14.987624	16.042727	7.04%	82,839
2009	12.614835	14.987624	18.81%	86,814
2008	13.792665	12.614835	-8.54%	91,038
2007	13.268123	13.792665	3.95%	99,147
2006	12.912779	13.268123	2.75%	98,183
2005	12.921360	12.912779	-0.07%	113,155
2004	12.640599	12.921360	2.22%	124,299
2003	12.244728	12.640599	3.23%	121,796
2002	11.355438	12.244728	7.83%	102,978
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.338883	11.154354	-1.63%	3,963
2010	10.195394	11.338883	11.22%	3,205
2009	8.324343	10.195394	22.48%	3,205
2008	11.262606	8.324343	-26.09%	3,205
2007	10.508981	11.262606	7.17%	251
2006*	10.000000	10.508981	5.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900559	10.632757	-2.46%	904
2010	9.648611	10.900559	12.98%	3,559
2009	7.595069	9.648611	27.04%	659
2008	11.442011	7.595069	-33.62%	210
2007	10.528964	11.442011	8.67%	557
2006*	10.000000	10.528964	5.29%	130

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486471	10.066257	-4.01%	4,604
2010	9.163717	10.486471	14.43%	5,008
2009	7.069088	9.163717	29.63%	9,673
2008	11.572273	7.069088	-38.91%	0
2007	10.549111	11.572273	9.70%	0
2006*	10.000000	10.549111	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	132,923
2008	23.597432	13.358484	-43.39%	152,884
2007	20.357800	23.597432	15.91%	125,377
2006	18.492427	20.357800	10.09%	121,742
2005	16.041996	18.492427	15.28%	117,943
2004	14.098807	16.041996	13.78%	87,867
2003	11.134608	14.098807	26.62%	75,227
2002	12.461548	11.134608	-10.65%	49,624
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365409	9.694050	-6.48%	27,301
2010	8.817909	10.365409	17.55%	28,493
2009	6.057053	8.817909	45.58%	28,732
2008	13.466625	6.057053	-55.02%	36,639
2007	9.373560	13.466625	43.67%	20,507
2006*	10.000000	9.373560	-6.26%	8,550
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.558594	14.485799	-0.50%	89,254
2010	12.822952	14.558594	13.54%	115,648
2009	9.996397	12.822952	28.28%	131,704
2008	17.686387	9.996397	-43.48%	141,418
2007	17.679134	17.686387	0.04%	131,880
2006	14.923707	17.679134	18.46%	141,682
2005	14.303761	14.923707	4.33%	142,193
2004	13.017728	14.303761	9.88%	149,964
2003	10.133398	13.017728	28.46%	142,242
2002	12.375831	10.133398	-18.12%	122,376
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	12,860
2008	12.286083	5.446575	-55.67%	14,208
2007	10.122583	12.286083	21.37%	12,852
2006	9.744182	10.122583	3.88%	12,069
2005	9.073103	9.744182	7.40%	10,761
2004	8.590785	9.073103	5.61%	11,172
2003	6.716136	8.590785	27.91%	8,022
2002	8.719070	6.716136	-22.97%	7,047

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.651861	12.499038	-1.21%	66,247
2010	10.337912	12.651861	22.38%	80,057
2009	8.177572	10.337912	26.42%	86,859
2008	15.710359	8.177572	-47.95%	94,987
2007	12.553328	15.710359	25.15%	83,024
2006	11.922071	12.553328	5.29%	130,833
2005	11.435966	11.922071	4.25%	139,338
2004	11.226098	11.435966	1.87%	151,032
2003	8.570136	11.226098	30.99%	133,333
2002	12.446254	8.570136	31.14%	130,612
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.609972	13.953786	2.53%	25,197
2010	12.124453	13.609972	12.25%	28,445
2009	8.548305	12.124453	41.83%	21,190
2008	11.563598	8.548305	-26.08%	21,855
2007	11.419344	11.563598	1.26%	33,219
2006	10.411407	11.419344	9.68%	44,739
2005	10.293759	10.411407	1.14%	70,618
2004	9.532130	10.293759	7.99%	73,295
2003	7.610038	9.532130	25.26%	79,682
2002	7.444808	7.610038	2.22%	35,017
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.542627	11.842105	2.59%	8,785
2010	10.294121	11.542627	12.13%	10,748
2009	7.249915	10.294121	41.99%	9,947
2008	9.796088	7.249915	-25.99%	5,735
2007*	10.000000	9.796088	-2.04%	15,613
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.828733	13.568328	5.77%	19,684
2010	12.076844	12.828733	6.23%	21,243
2009	10.583295	12.076844	14.11%	26,750
2008	11.099433	10.583295	-4.65%	26,024
2007	10.797409	11.099433	2.80%	23,057
2006	10.493546	10.797409	2.90%	15,465
2005	10.419995	10.493546	0.71%	15,618
2004	10.125285	10.419995	2.91%	11,088
2003*	10.000000	10.125285	1.25%	2,511
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.746913	10.346673	-11.92%	30,201
2010	9.251935	11.746913	26.97%	30,964
2009	6.698216	9.251935	38.13%	28,123
2008	11.224769	6.698216	-40.33%	22,779
2007	9.853242	11.224769	13.92%	20,015
2006*	10.000000	9.853242	-1.47%	10,476

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.020275	13.081522	-18.34%	1,054
2010	14.372058	16.020275	11.47%	1,179
2009	11.522435	14.372058	24.73%	1,494
2008	20.807759	11.522435	-44.62%	1,580
2007	17.997284	20.807759	15.62%	2,700
2006	15.467025	17.997284	16.36%	3,038
2005	13.177961	15.467025	17.37%	3,052
2004	11.770648	13.177961	11.96%	3,064
2003	8.331809	11.770648	41.27%	3,343
2002	10.602942	8.331809	-21.42%	3,817
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.865051	12.127312	-18.42%	9,828
2010	13.333633	14.865051	11.49%	11,929
2009	10.685482	13.333633	24.78%	17,524
2008	19.300799	10.685482	-44.64%	18,808
2007	16.691229	19.300799	15.63%	19,322
2006	14.344227	16.691229	16.36%	27,327
2005	12.226160	14.344227	17.32%	19,452
2004	10.919656	12.226160	11.96%	17,481
2003	7.726868	10.919656	41.32%	11,259
2002*	10.000000	7.726868	-22.73%	5,273
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.680826	13.201500	-10.08%	6,613
2010	11.768316	14.680826	24.75%	6,538
2009	7.579168	11.768316	55.27%	8,131
2008	15.736301	7.579168	-51.84%	9,400
2007	15.106887	15.736301	4.17%	6,591
2006	13.178479	15.106887	14.63%	7,790
2005	13.025568	13.178479	1.17%	5,914
2004	11.583541	13.025568	12.45%	6,624
2003	7.441418	11.583541	55.66%	44,482
2002*	10.000000	7.441418	-25.59%	244
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738165	11.856123	1.00%	18,135
2010	10.560423	11.738165	11.15%	21,918
2009	7.894728	10.560423	33.77%	40,977
2008	11.376790	7.894728	-30.61%	23,565
2007	11.115728	11.376790	2.35%	10,728
2006*	10.000000	11.115728	11.16%	6,766
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412660	9.886094	-5.06%	9,267
2010	8.231833	10.412660	26.49%	12,852
2009	6.460770	8.231833	27.41%	14,696
2008	9.777596	6.460770	-33.92%	11,243
2007	10.153798	9.777596	-3.71%	9,058
2006*	10.000000	10.153798	1.54%	2,507

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218340	8.953922	-2.87%	3,907
2010	8.475367	9.218340	8.77%	1,058
2009	6.595954	8.475367	28.49%	12,119
2008*	10.000000	6.595954	-34.04%	1,069
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481496	10.360438	-16.99%	3,963
2010	10.766565	12.481496	15.93%	3,554
2009	6.321955	10.766565	70.30%	8,020
2008	13.540865	6.321955	-53.31%	2,132
2007	10.666212	13.540865	26.95%	1,648
2006*	10.000000	10.666212	6.66%	259
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
2008	18.013780	10.620386	-41.04%	0
2007	15.771497	18.013780	14.22%	0
2006	13.136416	15.771497	20.06%	0
2005	12.052978	13.136416	8.99%	0
2004	10.278099	12.052978	17.27%	0
2003	7.860031	10.278099	30.76%	0
2002*	10.000000	7.860031	-21.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.520509	9.270384	-11.88%	3,283
2010	9.837385	10.520509	6.94%	3,899
2009	7.268362	9.837385	35.35%	3,643
2008	12.360786	7.268362	-41.20%	8,550
2007	10.854263	12.360786	13.88%	5,336
2006*	10.000000	10.854263	8.54%	1,810
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.837090	15.494107	-2.17%	25,398
2010	14.035512	15.837090	12.84%	26,885
2009	11.987524	14.035512	17.08%	21,489
2008	11.441428	11.987524	4.77%	29,403
2007	10.446327	11.441428	9.53%	10,778
2006*	10.000000	10.446327	4.46%	3,352
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
2008	12.468578	7.578555	-39.22%	0
2007	11.608696	12.468578	7.41%	0
2006*	10.000000	11.608696	16.09%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0
2008	9.118956	5.400494	-40.78%	0
2007	10.320878	9.118956	-11.65%	0
2006*	10.000000	10.320878	3.21%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
2008	11.517362	8.271398	-28.18%	0
2007	11.010997	11.517362	4.60%	0
2006*	10.000000	11.010997	10.11%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
2008	11.555230	7.018770	-39.26%	0
2007	11.393429	11.555230	1.42%	0
2006*	10.000000	11.393429	13.93%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
2008	10.650762	7.356950	-30.93%	0
2007	10.577747	10.650762	0.69%	0
2006*	10.000000	10.577747	5.78%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0
2008	11.751183	7.119358	-39.42%	0
2007	10.805147	11.751183	8.76%	0
2006*	10.000000	10.805147	8.05%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
2008	10.803640	7.623979	-29.43%	0
2007	10.752333	10.803640	0.48%	0
2006*	10.000000	10.752333	7.52%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
2008	10.780612	5.612552	-47.94%	0
2007	10.348974	10.780612	4.17%	0
2006*	10.000000	10.348974	3.49%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
2008	10.016465	6.218075	-37.92%	0
2007	10.823320	10.016465	-7.45%	0
2006*	10.000000	10.823320	8.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.312889	8.998555	-12.74%	0
2010*	10.000000	10.312889	3.13%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.288018	11.034498	-2.25%	911
2010*	10.000000	11.288018	12.88%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.139495	12.954265	-1.41%	473
2010	12.157498	13.139495	8.08%	473
2009	9.605665	12.157498	26.57%	951
2008	13.938670	9.605665	-31.09%	1,503
2007	13.069635	13.938670	6.65%	2,061
2006	11.351926	13.069635	15.13%	2,488
2005	10.926381	11.351926	3.89%	206
2004	10.164266	10.926381	7.50%	206
2003	8.281007	10.164266	22.74%	206
2002	9.943999	8.281007	-16.72%	206
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
2008	11.777393	8.293118	-29.58%	0
2007	10.674020	11.777393	10.34%	0
2006*	10.000000	10.674020	6.74%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
2008	11.878721	6.486273	-45.40%	0
2007	12.748349	11.878721	-6.82%	0
2006*	10.000000	12.748349	27.48%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
2008	21.235572	12.489403	-41.19%	0
2007	18.765492	21.235572	13.16%	0
2006	14.833478	18.765492	26.51%	0
2005	12.750019	14.833478	16.34%	0
2004	10.422497	12.750019	22.33%	0
2003	8.185996	10.422497	27.32%	0
2002*	10.000000	8.185996	-18.14%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.123205	-8.77%	219
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.089227	21.136731	-8.46%	8,946
2010	21.536641	23.089227	7.21%	3,523
2009*	10.000000	21.536641	23.36%	4,079
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.615212	8.827190	-8.20%	98,572
2010	9.153635	9.615212	5.04%	115,694
2009	6.354726	9.153635	44.04%	126,394
2008	11.567341	6.354726	-45.06%	130,290
2007	8.582315	11.567341	34.78%	102,105
2006	7.972641	8.582315	7.65%	85,349
2005	7.179879	7.972641	11.04%	90,798
2004	6.169559	7.179879	16.38%	98,710
2003	5.201491	6.169559	18.61%	100,180
2002	6.271720	5.201491	-17.06%	77,791
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.953177	4.463381	-9.89%	16,262
2010	4.036206	4.953177	22.72%	18,519
2009	2.607720	4.036206	54.78%	23,456
2008	4.718130	2.607720	-44.73%	27,284
2007	3.930244	4.718130	20.05%	27,563
2006	3.694652	3.930244	6.38%	26,439
2005	3.357287	3.694652	10.05%	39,473
2004	3.384068	3.357287	-0.79%	41,286
2003	2.341922	3.384068	44.50%	43,156
2002	4.019173	2.341922	-41.73%	53,257
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.145500	11.444515	-33.25%	25,814
2010	13.901995	17.145500	23.33%	31,133
2009	7.869575	13.901995	76.65%	33,718
2008	16.699513	7.869575	-52.88%	42,438
2007	13.224007	16.699513	26.28%	35,280
2006	9.141690	13.224007	44.66%	27,192
2005	7.023167	9.141690	30.16%	32,024
2004	5.998356	7.023167	17.08%	34,757
2003	4.519598	5.998356	32.72%	36,766
2002	6.171086	4.519598	-26.76%	44,661

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.327528	14.439939	0.78%	1,027
2010	11.764239	14.327528	21.79%	1,562
2009	9.412391	11.764239	24.99%	1,836
2008	14.285188	9.412391	-34.11%	2,028
2007	14.134939	14.285188	1.06%	8,613
2006	12.262752	14.134939	15.27%	10,274
2005	11.381571	12.262752	7.74%	18,874
2004*	10.000000	11.381571	13.82%	7,338
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322888	10.136310	-1.81%	24,891
2010	9.408753	10.322888	9.72%	30,514
2009	7.788820	9.408753	20.80%	29,768
2008	11.739304	7.788820	-33.65%	23,394
2007	11.060891	11.739304	6.13%	28,819
2006*	10.000000	11.060891	10.61%	5,011
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	245
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.845440	7.686291	-2.03%	2,436
2010	6.669101	7.845440	17.64%	4,087
2009	5.065003	6.669101	31.67%	4,122
2008	8.376797	5.065003	-39.54%	20,591
2007	7.103661	8.376797	17.92%	21,244
2006	6.782293	7.103661	4.74%	28,456
2005	6.455208	6.782293	5.07%	22,756
2004	6.050040	6.455208	6.70%	22,351
2003	4.620133	6.050040	30.95%	7,138
2002	6.570618	4.620133	-29.68%	5,278
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.936878	13.838017	-0.71%	99,866
2010	12.451066	13.936878	11.93%	126,109
2009*	10.000000	12.451066	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209472	10.165503	-0.43%	22,023
2010	9.238844	10.209472	10.51%	21,050
2009	7.588470	9.238844	21.75%	24,489
2008	10.954073	7.588470	-30.72%	24,468
2007	10.462278	10.954073	4.70%	18,886
2006*	10.000000	10.462278	4.62%	8,326
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.912484	11.381759	4.30%	15,428
2010	10.436622	10.912484	4.56%	17,306
2009	9.433308	10.436622	10.64%	15,080
2008	10.609831	9.433308	-11.09%	12,654
2007	10.444352	10.609831	1.58%	8,324
2006*	10.000000	10.444352	4.44%	4,311

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254382	10.069132	-10.53%	11,502
2010	10.249994	11.254382	9.80%	12,318
2009	7.337562	10.249994	39.69%	13,295
2008	12.121527	7.337562	-39.47%	8,885
2007	10.744833	12.121527	12.81%	5,795
2006*	10.000000	10.744833	7.45%	1,724
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.960000	9.365156	-5.97%	19,526
2010	8.542120	9.960000	16.60%	23,363
2009	6.239296	8.542120	36.91%	20,959
2008	11.337557	6.239296	-44.97%	20,310
2007	10.271422	11.337557	10.38%	11,445
2006*	10.000000	10.271422	2.71%	11,742
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.453715	8.153379	-3.55%	12,337
2010	7.721847	8.453715	9.48%	8,096
2009	5.989361	7.721847	28.93%	8,148
2008	9.802828	5.989361	-38.90%	7,724
2007*	10.000000	9.802828	-1.97%	3,509
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.716897	17.121352	2.42%	11,676
2010	14.975621	16.716897	11.63%	13,420
2009	10.397663	14.975621	44.03%	14,113
2008	14.636808	10.397663	-28.96%	14,561
2007	14.387216	14.636808	1.73%	16,895
2006	13.185444	14.387216	9.11%	18,333
2005	13.054643	13.185444	1.00%	20,356
2004	12.019681	13.054643	8.61%	31,168
2003	9.964745	12.019681	20.62%	29,691
2002	9.785504	9.964745	1.83%	23,553
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.235892	13.554747	2.41%	13,111
2010	11.856601	13.235892	11.63%	18,400
2009	8.227523	11.856601	44.11%	16,433
2008	11.599384	8.227523	-29.07%	24,083
2007	11.397886	11.599384	1.77%	16,859
2006	10.446260	11.397886	9.11%	13,951
2005*	10.000000	10.446260	4.46%	12,257
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.837654	7.705574	-12.81%	65,737
2010	7.749115	8.837654	14.05%	72,526
2009	5.135407	7.749115	50.90%	79,773
2008*	10.000000	5.135407	-48.65%	898

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685356	9.251044	-4.48%	3,925
2010	7.944449	9.685356	21.91%	4,318
2009	6.122477	7.944449	29.76%	7,102
2008*	10.000000	6.122477	-38.78%	8,851
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.185337	8.483576	-7.64%	4,228
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	2,393
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192308	9.919751	-2.67%	5,420
2010	9.357952	10.192308	8.92%	26,486
2009	7.916818	9.357952	18.20%	21,893
2008*	10.000000	7.916818	-20.83%	4,749
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.771043	9.307046	-4.75%	9,127
2010	8.812871	9.771043	10.87%	12,930
2009	7.194892	8.812871	22.49%	8,745
2008*	10.000000	7.194892	-28.05%	8,574
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.650655	10.655439	0.04%	40,687
2010	10.108923	10.650655	5.36%	40,687
2009	9.066730	10.108923	11.49%	11,028
2008*	10.000000	9.066730	-9.33%	15,930
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.982416	9.618214	-3.65%	28,661
2010	9.085842	9.982416	9.87%	38,932
2009	7.552592	9.085842	20.30%	15,025
2008*	10.000000	7.552592	-24.47%	560
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.536164	8.968194	-5.96%	13,714
2010	8.531026	9.536164	11.78%	15,722
2009	6.831944	8.531026	24.87%	3
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360114	10.192902	-1.61%	1,176
2010	9.631751	10.360114	7.56%	1,176
2009	8.296674	9.631751	16.09%	466
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169967	11.746298	5.16%	8,055
2010	10.576480	11.169967	5.61%	7,835
2009	9.855478	10.576480	7.32%	8,875
2008*	10.000000	9.855478	-1.45%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054199	12.611065	4.62%	1,787
2010	11.302080	12.054199	6.65%	1,228
2009	9.839470	11.302080	14.86%	1,268
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.718880	19.695139	-23.42%	141
2010	22.440645	25.718880	14.61%	141
2009	13.928802	22.440645	61.11%	141
2008	33.429532	13.928802	-58.33%	69
2007	23.278840	33.429532	43.60%	171
2006	17.259135	23.278840	34.88%	171
2005	13.189746	17.259135	30.85%	237
2004	11.073210	13.189746	19.11%	281
2003	6.791842	11.073210	63.04%	501
2002	8.121795	6.791842	-16.38%	553
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.384890	21.731796	-23.44%	10,900
2010	24.758534	28.384890	14.65%	13,319
2009	15.351464	24.758534	61.28%	14,115
2008	36.903183	15.351464	-58.40%	15,076
2007	25.703155	36.903183	43.57%	11,209
2006	19.066801	25.703155	34.81%	13,375
2005	14.569246	19.066801	30.87%	12,273
2004	12.229998	14.569246	19.13%	6,864
2003	7.503370	12.229998	62.99%	7,400
2002*	10.000000	7.503370	-24.97%	1,563
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.276366	16.164092	5.81%	106,862
2010	14.778718	15.276366	3.37%	121,683
2009	14.588744	14.778718	1.30%	126,938
2008	13.728590	14.588744	6.27%	134,132
2007	12.987757	13.728590	5.70%	135,395
2006	12.739345	12.987757	1.95%	152,064
2005	12.505084	12.739345	1.87%	156,419
2004	12.275758	12.505084	1.87%	187,791
2003	12.199721	12.275758	0.62%	214,001
2002	11.142753	12.199721	9.49%	229,688
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.777490	10.484212	-10.98%	1,513
2010	10.537955	11.777490	11.76%	530
2009	8.234631	10.537955	27.97%	530
2008	15.474531	8.234631	-46.79%	530
2007	12.338107	15.474531	25.42%	578
2006	9.405787	12.338107	31.18%	669
2005	7.322103	9.405787	28.46%	669
2004	6.499712	7.322103	12.65%	669
2003	4.858005	6.499712	33.79%	759
2002	6.488671	4.858005	-25.13%	759

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.798086	16.733973	-10.98%	6,981
2010	16.822765	18.798086	11.74%	3,665
2009	13.150894	16.822765	27.92%	6,442
2008	24.705460	13.150894	-46.77%	9,857
2007	19.697626	24.705460	25.42%	7,662
2006	15.017832	19.697626	31.16%	6,258
2005	11.694054	15.017832	28.42%	2,874
2004	10.366220	11.694054	12.81%	750
2003	7.764530	10.366220	33.51%	577
2002*	10.000000	7.764530	-22.35%	286
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.846856	7.606187	-14.02%	11,837
2010	8.350063	8.846856	5.95%	240
2009	6.581420	8.350063	26.87%	0
2008	11.723228	6.581420	-43.86%	0
2007	10.864484	11.723228	7.90%	817
2006*	10.000000	10.864484	8.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656755	12.943096	-5.23%	56,701
2010	12.076832	13.656755	13.08%	67,352
2009	9.623865	12.076832	25.49%	60,535
2008	15.446943	9.623865	-37.70%	60,415
2007	14.778924	15.446943	4.52%	55,568
2006	12.818377	14.778924	15.29%	47,064
2005	12.038453	12.818377	6.48%	40,678
2004	10.702064	12.038453	12.49%	33,136
2003	8.226725	10.702064	30.09%	27,505
2002*	10.000000	8.226725	-17.73%	14,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366494	13.063036	-2.27%	3,509
2010	12.094311	13.366494	10.52%	3,605
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.611921	12.806695	1.54%	31,689
2010	12.073063	12.611921	4.46%	33,384
2009	11.219083	12.073063	7.61%	44,647
2008	12.101477	11.219083	-7.29%	47,062
2007	11.641531	12.101477	3.95%	73,807
2006	11.115251	11.641531	4.73%	62,092
2005	10.906285	11.115251	1.92%	75,131
2004	10.564049	10.906285	3.24%	81,575
2003	9.923961	10.564049	6.45%	68,783
2002*	10.000000	9.923961	-0.76%	48,119

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.390343	13.204604	-1.39%	148,264
2010	12.237903	13.390343	9.42%	184,492
2009	10.412824	12.237903	17.53%	206,220
2008	13.743287	10.412824	-24.23%	171,047
2007	13.186120	13.743287	4.23%	181,244
2006	12.003325	13.186120	9.85%	209,755
2005	11.549873	12.003325	3.93%	208,192
2004	10.688646	11.549873	8.06%	182,128
2003	9.025163	10.688646	18.43%	162,419
2002*	10.000000	9.025163	-9.75%	86,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.693488	13.221717	-3.45%	83,411
2010	12.301916	13.693488	11.31%	102,568
2009	10.024929	12.301916	22.71%	93,831
2008	14.811897	10.024929	-32.32%	97,386
2007	14.145692	14.811897	4.71%	107,216
2006	12.518467	14.145692	13.00%	102,045
2005	11.851157	12.518467	5.63%	124,924
2004	10.717277	11.851157	10.58%	114,412
2003	8.578257	10.717277	24.94%	86,643
2002*	10.000000	8.578257	-14.22%	39,530
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.179063	13.269686	0.69%	36,415
2010	12.310900	13.179063	7.05%	38,415
2009	10.893172	12.310900	13.01%	41,680
2008	12.997689	10.893172	-16.19%	52,879
2007	12.447195	12.997689	4.42%	56,896
2006	11.636906	12.447195	6.96%	61,133
2005	11.289284	11.636906	3.08%	51,535
2004	10.679239	11.289284	5.71%	52,186
2003	9.521061	10.679239	12.16%	44,109
2002*	10.000000	9.521061	-4.79%	21,619
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.890956	13.397708	-3.55%	207,107
2010	12.942074	13.890956	7.33%	262,974
2009*	10.000000	12.942074	29.42%	586
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.428840	26.370825	-3.86%	31,924
2010	22.031318	27.428840	24.50%	40,401
2009	16.330450	22.031318	34.91%	46,124
2008	26.054702	16.330450	-37.32%	52,333
2007	24.556798	26.054702	6.10%	49,696
2006	22.651820	24.556798	8.41%	54,639
2005	20.482702	22.651820	10.59%	55,519
2004	17.940543	20.482702	14.17%	59,334
2003	13.505833	17.940543	32.84%	53,742
2002	16.164624	13.505833	-16.45%	44,514

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.637084	11.480419	-1.35%	186,912
2010	11.796315	11.637084	-1.35%	153,327
2009	11.952729	11.796315	-1.31%	214,862
2008	11.872477	11.952729	0.68%	283,255
2007	11.485385	11.872477	3.37%	171,907
2006	11.137564	11.485385	3.12%	168,412
2005	10.996174	11.137564	1.29%	210,310
2004	11.056941	10.996174	-0.55%	194,225
2003	11.138565	11.056941	-0.73%	189,190
2002	11.155845	11.138565	-0.15%	272,762
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.876876	16.532028	4.13%	17,605
2010	14.553266	15.876876	9.09%	19,474
2009	11.860742	14.553266	22.70%	23,335
2008	14.536664	11.860742	-18.41%	26,078
2007	14.085245	14.536664	3.20%	26,039
2006	13.618583	14.085245	3.43%	25,796
2005	13.509902	13.618583	0.80%	30,153
2004	12.854836	13.509902	5.10%	30,237
2003	11.622486	12.854836	10.60%	26,516
2002	10.989466	11.622486	5.76%	17,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.214979	8.239306	-10.59%	45,017
2010	8.191216	9.214979	12.50%	56,844
2009	6.084812	8.191216	34.62%	67,150
2008*	10.000000	6.084812	-39.15%	7,364
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.779675	13.058504	-17.24%	2,540
2010	15.074088	15.779675	4.68%	2,965
2009	11.768783	15.074088	28.09%	3,783
2008	22.230070	11.768783	-47.06%	7,615
2007	21.894163	22.230070	1.53%	9,648
2006	18.080291	21.894163	21.09%	10,600
2005	16.355551	18.080291	10.55%	6,351
2004	13.786097	16.355551	18.64%	1,934
2003*	10.000000	13.786097	37.86%	52
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201018	8.813259	-4.21%	17,672
2010	8.074482	9.201018	13.95%	19,519
2009	6.306937	8.074482	28.03%	13,862
2008*	10.000000	6.306937	-36.93%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420399	9.680650	-7.10%	3,983
2010*	10.000000	10.420399	4.20%	4,033
2010*	10.000000	10.420399	4.20%	4,033
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.795065	8.147953	-7.36%	2,066
2010	7.907475	8.795065	11.22%	2,151
2009	6.291166	7.907475	25.69%	2,126
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.763175	9.224248	-5.52%	90,820
2010	7.803801	9.763175	25.11%	100,390
2009	6.222846	7.803801	25.41%	116,727
2008*	10.000000	6.222846	-37.77%	3,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172277	9.802270	-3.64%	59,068
2010	8.619231	10.172277	18.02%	71,877
2009	6.696728	8.619231	28.71%	93,040
2008*	10.000000	6.696728	-33.03%	5,420
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934498	13.657634	-1.99%	18,977
2010	11.259668	13.934498	23.76%	21,936
2009	8.954701	11.259668	25.74%	26,443
2008	16.941859	8.954701	-47.14%	27,065
2007	15.649135	16.941859	8.26%	26,694
2006	15.369821	15.649135	1.82%	31,552
2005	14.413376	15.369821	6.64%	32,075
2004	12.882319	14.413376	11.88%	32,831
2003	9.725788	12.882319	32.46%	30,926
2002	14.778663	9.725788	-34.19%	24,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.823421	30.739299	-6.35%	30,522
2010	26.280420	32.823421	24.90%	38,261
2009	21.106873	26.280420	24.51%	43,924
2008	31.535594	21.106873	-33.07%	55,089
2007	34.336874	31.535594	-8.16%	51,625
2006	29.673774	34.336874	15.71%	58,482
2005	29.181930	29.673774	1.69%	63,778
2004	25.218705	29.181930	15.72%	63,327
2003	16.297452	25.218705	54.74%	62,459
2002	22.681958	16.297452	-28.15%	49,824

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.020726	26.106504	-6.83%	23,441
2010	22.665147	28.020726	23.63%	26,857
2009	17.056405	22.665147	32.88%	33,800
2008	27.972742	17.056405	-39.02%	35,514
2007	27.765664	27.972742	0.75%	34,750
2006	25.120487	27.765664	10.53%	35,998
2005	22.670814	25.120487	10.81%	37,104
2004	19.308104	22.670814	17.42%	36,254
2003	13.879545	19.308104	39.11%	34,922
2002	17.018889	13.879545	-18.45%	25,539
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.002966	11.903878	-0.83%	32,819
2010	10.724675	12.002966	11.92%	39,556
2009	8.621508	10.724675	24.39%	36,108
2008	14.953776	8.621508	-42.35%	47,082
2007	14.013068	14.953776	6.71%	42,850
2006	12.500702	14.013068	12.10%	44,394
2005	11.793631	12.500702	6.00%	57,531
2004	10.892809	11.793631	8.27%	59,918
2003	8.659317	10.892809	25.79%	62,836
2002	10.621089	8.659317	-18.47%	53,418
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274797	9.744667	5.07%	61,844
2010	7.221893	9.274797	28.43%	78,512
2009	5.595431	7.221893	29.07%	91,874
2008*	10.000000	5.595431	-44.05%	4,781
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519687	10.512764	-0.07%	13,677
2010	10.411702	10.519687	1.04%	17,506
2009	9.853625	10.411702	5.66%	15,814
2008*	10.000000	9.853625	-1.46%	3,055
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.551092	11.707206	-13.61%	2,787
2010	12.916734	13.551092	4.91%	3,217
2009*	10.000000	12.916734	29.17%	5,010
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.983456	11.547116	-3.64%	11,550
2010	10.492443	11.983456	14.21%	12,663
2009	8.273910	10.492443	26.81%	11,670
2008	13.311361	8.273910	-37.84%	19,955
2007	13.800459	13.311361	-3.54%	25,267
2006	12.069113	13.800459	14.35%	26,646
2005	11.735400	12.069113	2.84%	20,091
2004	10.124293	11.735400	15.91%	16,837
2003	7.808298	10.124293	29.66%	9,394
2002	10.573946	7.808298	-26.16%	6,312

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491860	10.380494	-1.06%	20,480
2010	10.101568	10.491860	3.86%	22,622
2009	9.035620	10.101568	11.80%	24,905
2008	10.580072	9.035620	-14.60%	26,066
2007	10.237167	10.580072	3.35%	15,041
2006	9.958429	10.237167	2.80%	5,667
2005	9.950715	9.958429	0.08%	4,042
2004	10.008909	9.950715	-0.58%	3,599
2003*	10.000000	10.008909	0.09%	976
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.230749	8.033749	-2.39%	0
2010	6.975368	8.230749	18.00%	0
2009	5.760162	6.975368	21.10%	0
2008	9.647223	5.760162	-40.29%	0
2007	9.729886	9.647223	-0.85%	332
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.293024	12.709959	-4.39%	1,135
2010	10.968053	13.293024	21.20%	2,184
2009	8.459602	10.968053	29.65%	1,098
2008	14.161115	8.459602	-40.26%	1,098
2007	13.340303	14.161115	6.15%	9,311
2006	11.892729	13.340303	12.17%	3,800
2005	11.281422	11.892729	5.42%	1,243
2004*	10.000000	11.281422	12.81%	123
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	86,925
2008	19.193963	10.315688	-46.26%	86,640
2007	17.046145	19.193963	12.60%	84,843
2006	16.006534	17.046145	6.49%	97,147
2005	15.437819	16.006534	3.68%	105,825
2004	14.633993	15.437819	5.49%	112,870
2003	11.328575	14.633993	29.18%	100,711
2002	15.700970	11.328575	-27.85%	101,591
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.372582	19.341149	-9.50%	33,863
2010	18.680692	21.372582	14.41%	43,906
2009	13.555289	18.680692	37.81%	60,012
2008	22.976209	13.555289	-41.00%	64,650
2007	21.904136	22.976209	4.89%	63,256
2006	18.865932	21.904136	16.10%	61,370
2005	16.725308	18.865932	12.80%	61,511
2004	14.223775	16.725308	17.59%	52,047
2003*	10.000000	14.223775	42.24%	45,399

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.438803	12.158600	-9.53%	30,466
2010	11.747140	13.438803	14.40%	42,357
2009	8.519524	11.747140	37.88%	46,009
2008	14.439213	8.519524	-41.00%	51,749
2007	13.767875	14.439213	4.88%	53,699
2006	11.857869	13.767875	16.11%	62,580
2005	10.515171	11.857869	12.77%	68,311
2004	8.944883	10.515171	17.56%	77,029
2003	6.339745	8.944883	41.09%	81,969
2002	8.253527	6.339745	-23.19%	123,691
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.820207	2.729923	-3.20%	2,178
2010	2.492736	2.820207	13.14%	2,200
2009	1.993510	2.492736	25.04%	2,183
2008	9.573619	1.993510	-79.18%	2,135
2007*	10.000000	9.573619	-4.26%	1,804
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.051895	2.940420	-3.65%	0
2010	2.694504	3.051895	13.26%	0
2009	2.179565	2.694504	23.63%	0
2008	10.359570	2.179565	-78.96%	0
2007	10.512796	10.359570	-1.46%	1,580
2006*	10.000000	10.512796	5.13%	1,505
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.731396	13.544448	-1.36%	66,477
2010	11.988148	13.731396	14.54%	83,765
2009	9.472790	11.988148	26.55%	103,990
2008	15.606456	9.472790	-39.30%	115,782
2007	15.150935	15.606456	3.01%	89,096
2006	13.351587	15.150935	13.48%	88,470
2005	12.770576	13.351587	4.55%	91,962
2004	11.826595	12.770576	7.98%	90,883
2003	9.460540	11.826595	25.01%	93,570
2002	11.810153	9.460540	-19.89%	77,169
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851723	9.503968	-3.53%	11,001
2010	8.092326	9.851723	21.74%	11,953
2009	5.979109	8.092326	35.34%	10,119
2008	9.749103	5.979109	-38.67%	6,652
2007	10.004288	9.749103	-2.55%	5,388
2006*	10.000000	10.004288	0.04%	5,438

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425526	14.387112	-0.27%	40,492
2010	11.471960	14.425526	25.75%	57,447
2009	8.769449	11.471960	30.82%	53,724
2008	17.453795	8.769449	-49.76%	51,974
2007	16.640228	17.453795	4.89%	50,438
2006	16.383114	16.640228	1.57%	47,446
2005	14.784164	16.383114	10.82%	50,126
2004	12.511950	14.784164	18.16%	49,000
2003	10.098682	12.511950	23.90%	50,195
2002	14.177025	10.098682	-28.77%	46,163
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.725233	12.540903	6.96%	1,996
2010	10.867188	11.725233	7.90%	1,109
2009*	10.000000	10.867188	8.67%	1,653
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.358857	11.318862	-0.35%	8,448
2010	10.946630	11.358857	3.77%	8,966
2009*	10.000000	10.946630	9.47%	5,063
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
2008	11.055641	10.140273	-8.28%	0
2007	10.129406	11.055641	9.14%	0
2006*	10.000000	10.129406	1.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
2008	11.130186	11.501340	3.33%	0
2007	10.376152	11.130186	7.27%	0
2006*	10.000000	10.376152	3.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.000665	0.01%	1,275
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
2008	11.283020	6.314237	-44.04%	0
2007	11.000705	11.283020	2.57%	0
2006*	10.000000	11.000705	10.01%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.240271	9.694743	-5.33%	1,203
2010	9.273962	10.240271	10.42%	1,183
2009	7.933524	9.273962	16.90%	6,420
2008	12.853332	7.933524	-38.28%	7,498
2007	13.842674	12.853332	-7.15%	10,896
2006	11.569217	13.842674	19.65%	9,734
2005	10.969626	11.569217	5.47%	10,477
2004	9.825122	10.969626	11.65%	11,267
2003	8.056558	9.825122	21.95%	9,471
2002	10.163417	8.056558	-20.73%	9,025
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.180139	10.222471	-8.57%	424
2010	9.856767	11.180139	13.43%	398
2009	7.977812	9.856767	23.55%	987
2008	13.090961	7.977812	-39.06%	1,179
2007	13.002334	13.090961	0.68%	1,971
2006	11.388797	13.002334	14.17%	2,573
2005	10.812441	11.388797	5.33%	2,946
2004	9.793882	10.812441	10.40%	3,360
2003	7.912177	9.793882	23.78%	4,453
2002	10.185413	7.912177	-22.32%	5,157
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541009	11.478993	8.90%	3,990
2010*	10.000000	10.541009	5.41%	247
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.963069	11.426292	4.23%	47
2010	10.372014	10.963069	5.70%	47
2009	9.589082	10.372014	8.16%	70
2008	10.824988	9.589082	-11.42%	3,708
2007	10.406425	10.824988	4.02%	4,876
2006*	10.000000	10.406425	4.06%	947
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.985266	40.109303	5.59%	3,187
2010	35.085823	37.985266	8.26%	3,344
2009	27.314305	35.085823	28.45%	4,127
2008	32.565389	27.314305	-16.12%	3,504
2007	30.989172	32.565389	5.09%	3,824
2006	28.348378	30.989172	9.32%	4,018
2005	25.599081	28.348378	10.74%	4,508
2004	23.577028	25.599081	8.58%	5,812
2003	18.691227	23.577028	26.14%	7,661
2002	17.347230	18.691227	7.75%	2,347

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.461645	12.791707	-4.98%	0
2010	12.911901	13.461645	4.26%	0
2009	9.875959	12.911901	30.74%	0
2008	18.079359	9.875959	-45.37%	0
2007	15.994480	18.079359	13.03%	0
2006	12.956307	15.994480	23.45%	0
2005	11.824310	12.956307	9.57%	0
2004	10.210629	11.824310	15.80%	0
2003	8.123074	10.210629	25.70%	0
2002*	10.000000	8.123074	-18.77%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.770790	40.857991	-26.74%	1,425
2010	44.570461	55.770790	25.13%	1,810
2009	21.193516	44.570461	110.30%	2,213
2008	61.000464	21.193516	-65.26%	2,351
2007	44.936453	61.000464	35.75%	3,145
2006	32.653846	44.936453	37.61%	1,828
2005	25.075792	32.653846	30.22%	2,116
2004	20.191153	25.075792	24.19%	2,250
2003	13.274041	20.191153	52.11%	2,684
2002	13.857976	13.274041	-4.21%	2,649
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.481851	44.081324	-17.58%	240
2010	41.949101	53.481851	27.49%	500
2009	26.992877	41.949101	55.41%	625
2008	50.790086	26.992877	-46.85%	257
2007	35.422343	50.790086	43.38%	182
2006	28.841712	35.422343	22.82%	181
2005	19.275174	28.841712	49.63%	228
2004	15.728084	19.275174	22.55%	444
2003	11.011517	15.728084	42.83%	928
2002	11.487829	11.011517	-4.15%	1,040
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.728373	10.780406	-8.08%	2,818
2010	10.582440	11.728373	10.83%	2,835
2009	8.442580	10.582440	25.35%	2,851
2008	13.774088	8.442580	-38.71%	2,288
2007	12.699717	13.774088	8.46%	2,288
2006	11.323811	12.699717	12.15%	2,594
2005	10.555138	11.323811	7.28%	2,594
2004	9.756507	10.555138	8.19%	2,304
2003	7.327517	9.756507	33.15%	1,969
2002	9.702589	7.327517	-24.48%	1,258
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.361321	15.398932	-5.88%	3,134
2010	13.082528	16.361321	25.06%	4,104
2009*	10.000000	13.082528	30.83%	1,681

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.878283	9.801452	-9.90%	8,518
2010	8.715275	10.878283	24.82%	9,676
2009	6.195961	8.715275	40.66%	2,881
2008*	10.000000	6.195961	-38.04%	573
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.628349	13.914531	10.18%	70,519
2010	12.183910	12.628349	3.65%	77,917
2009	11.211657	12.183910	8.67%	78,391
2008	11.554412	11.211657	-2.97%	82,414
2007	10.703194	11.554412	7.95%	74,587
2006	10.685142	10.703194	0.17%	74,070
2005	10.669705	10.685142	0.14%	82,646
2004	10.226939	10.669705	4.33%	54,701
2003*	10.000000	10.226939	2.27%	30,432
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.987835	13.204933	1.67%	102,356
2010	11.539646	12.987835	12.55%	111,797
2009	9.910108	11.539646	16.44%	134,406
2008	15.365439	9.910108	-35.50%	148,900
2007	15.595327	15.365439	-1.47%	175,549
2006	13.507947	15.595327	15.45%	223,099
2005	13.092858	13.507947	3.17%	295,203
2004	11.751833	13.092858	11.41%	333,168
2003	9.213961	11.751833	27.54%	347,572
2002	11.590032	9.213961	-20.50%	206,254
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.960402	11.711493	-2.08%	22,010
2010	10.171685	11.960402	17.59%	20,830
2009	7.938834	10.171685	28.13%	27,303
2008	10.643035	7.938834	-25.41%	25,559
2007	11.049729	10.643035	-3.68%	22,560
2006*	10.000000	11.049729	10.50%	14,220
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	355,270
2008	19.984662	14.428331	-27.80%	428,685
2007	21.367955	19.984662	-6.47%	577,966
2006	18.263666	21.367955	17.00%	657,610
2005	17.634549	18.263666	3.57%	737,836
2004	15.642757	17.634549	12.73%	724,622
2003	12.302130	15.642757	27.15%	742,900
2002	14.279045	12.302130	-13.84%	526,449

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.056117	12.405078	-4.99%	36,333
2010	12.063857	13.056117	8.23%	33,887
2009*	10.000000	12.063857	20.64%	24,069
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.109725	14.982459	-0.84%	42,283
2010	12.178690	15.109725	24.07%	47,770
2009	9.879210	12.178690	23.28%	59,773
2008	14.503198	9.879210	-31.88%	66,957
2007	14.807242	14.503198	-2.05%	70,853
2006	13.125399	14.807242	12.81%	90,238
2005	12.413331	13.125399	5.74%	78,207
2004	10.329023	12.413331	20.18%	78,756
2003	7.603070	10.329023	35.85%	85,123
2002*	10.000000	7.603070	-23.97%	38,930
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287657	11.230274	-0.51%	63,356
2010	9.970594	11.287657	13.21%	80,239
2009	7.560169	9.970594	31.88%	97,241
2008	11.692955	7.560169	-35.34%	115,234
2007	11.003223	11.692955	6.27%	124,633
2006	10.218827	11.003223	7.68%	127,639
2005	10.001884	10.218827	2.17%	132,112
2004	9.550729	10.001884	4.72%	138,837
2003	7.687264	9.550729	24.24%	138,361
2002	10.972704	7.687264	-29.94%	104,936
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.930981	12.989724	0.45%	336,518
2010	11.419938	12.930981	13.23%	398,249
2009	9.167807	11.419938	24.57%	482,263
2008	14.792314	9.167807	-38.02%	532,213
2007	14.254382	14.792314	3.77%	622,256
2006	12.516404	14.254382	13.89%	796,772
2005	12.124769	12.516404	3.23%	885,200
2004	11.114277	12.124769	9.09%	1,004,366
2003	8.781243	11.114277	26.57%	1,129,801
2002	11.471393	8.781243	-23.45%	891,752
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.431777	15.512613	7.49%	101,126
2010	12.692396	14.431777	13.70%	112,460
2009	10.503190	12.692396	20.84%	139,251
2008	15.120919	10.503190	-30.54%	159,113
2007	14.315710	15.120919	5.62%	193,038
2006	12.464569	14.315710	14.85%	224,513
2005	12.110835	12.464569	2.92%	253,303
2004	11.692755	12.110835	3.58%	313,973
2003	9.786828	11.692755	19.47%	328,149
2002	11.917939	9.786828	-17.88%	181,918

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.569361	12.514557	-19.62%	1,614
2010	15.116816	15.569361	2.99%	1,680
2009	11.705782	15.116816	29.14%	4,004
2008	18.941417	11.705782	-38.20%	4,146
2007	18.445665	18.941417	2.69%	9,311
2006	15.258718	18.445665	20.89%	9,311
2005	13.830329	15.258718	10.33%	9,311
2004	11.686650	13.830329	18.34%	9,368
2003	8.692270	11.686650	34.45%	9,042
2002	10.043862	8.692270	-13.46%	251
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.213922	9.526205	-15.05%	0
2010	8.671768	11.213922	29.32%	2,089
2009	6.978017	8.671768	24.27%	2,089
2008	11.340533	6.978017	-38.47%	2,089
2007	12.932811	11.340533	-12.31%	2,089
2006	12.639434	12.932811	2.32%	2,089
2005	12.115560	12.639434	4.32%	2,089
2004	11.036006	12.115560	9.78%	1,947
2003	8.499150	11.036006	29.85%	1,510
2002	10.658189	8.499150	-20.26%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.948207	16.082889	0.84%	183,080
2010	14.906875	15.948207	6.99%	231,868
2009	12.553222	14.906875	18.75%	345,404
2008	13.732251	12.553222	-8.59%	362,473
2007	13.216733	13.732251	3.90%	415,769
2006	12.869267	13.216733	2.70%	476,533
2005	12.884321	12.869267	-0.12%	538,825
2004	12.610763	12.884321	2.17%	587,816
2003	12.222015	12.610763	3.18%	659,834
2002	11.340121	12.222015	7.78%	526,163
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.312070	11.122350	-1.68%	18,684
2010	10.176442	11.312070	11.16%	11,565
2009	8.313085	10.176442	22.41%	16,705
2008	11.253089	8.313085	-26.13%	22,976
2007	10.505459	11.253089	7.12%	17,414
2006*	10.000000	10.505459	5.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874747	10.602215	-2.51%	12,217
2010	9.630658	10.874747	12.92%	9,643
2009	7.584783	9.630658	26.97%	13,178
2008	11.432335	7.584783	-33.65%	2,521
2007	10.525423	11.432335	8.62%	6,754
2006*	10.000000	10.525423	5.25%	3,898

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461668	10.037368	-4.06%	4,741
2010	9.146676	10.461668	14.38%	4,696
2009	7.059531	9.146676	29.56%	3,208
2008	11.562493	7.059531	-38.94%	1,866
2007	10.545563	11.562493	9.64%	5,277
2006*	10.000000	10.545563	5.46%	1,954
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	559,628
2008	23.487077	13.289253	-43.42%	653,484
2007	20.272919	23.487077	15.85%	845,523
2006	18.424638	20.272919	10.03%	932,030
2005	15.991270	18.424638	15.22%	946,753
2004	14.061341	15.991270	13.73%	824,183
2003	11.110642	14.061341	26.56%	713,455
2002	12.441038	11.110642	-10.69%	397,414
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.340902	9.666237	-6.52%	53,762
2010	8.801514	10.340902	17.49%	61,716
2009	6.048851	8.801514	45.51%	91,889
2008	13.455244	6.048851	-55.04%	61,032
2007	9.370407	13.455244	43.59%	40,748
2006*	10.000000	9.370407	-6.30%	5,391
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.468450	14.388826	-0.55%	333,758
2010	12.750014	14.468450	13.48%	417,581
2009	9.944576	12.750014	28.21%	536,258
2008	17.603654	9.944576	-43.51%	621,303
2007	17.605402	17.603654	-0.01%	708,916
2006	14.868984	17.605402	18.40%	786,518
2005	14.258511	14.868984	4.28%	957,243
2004	12.983123	14.258511	9.82%	1,068,464
2003	10.111588	12.983123	28.40%	1,006,771
2002	12.355466	10.111588	-18.16%	604,917
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	27,075
2008	12.228638	5.418346	-55.69%	39,371
2007	10.080384	12.228638	21.31%	34,185
2006	9.708462	10.080384	3.83%	39,579
2005	9.044412	9.708462	7.34%	54,091
2004	8.567950	9.044412	5.56%	58,927
2003	6.701675	8.567950	27.85%	59,605
2002	8.704709	6.701675	-23.01%	76,767

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.573533	12.415372	-1.26%	223,968
2010	10.279106	12.573533	22.32%	256,862
2009	8.135167	10.279106	26.35%	360,624
2008	15.636843	8.135167	-47.97%	381,031
2007	12.500955	15.636843	25.09%	455,685
2006	11.878333	12.500955	5.24%	531,969
2005	11.399783	11.878333	4.20%	590,505
2004	11.196253	11.399783	1.82%	691,124
2003	8.551687	11.196253	30.92%	712,442
2002	12.425772	8.551687	-31.18%	522,078
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.525764	13.860429	2.47%	44,337
2010	12.055544	13.525764	12.20%	57,578
2009	8.504019	12.055544	41.76%	85,423
2008	11.509516	8.504019	-26.11%	107,747
2007	11.371725	11.509516	1.21%	138,937
2006	10.373232	11.371725	9.63%	226,261
2005	10.261209	10.373232	1.09%	320,282
2004	9.506798	10.261209	7.94%	291,369
2003	7.593653	9.506798	25.19%	354,067
2002	7.432559	7.593653	2.17%	168,061
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.521192	11.814152	2.54%	24,910
2010	10.280217	11.521192	12.07%	32,889
2009	7.243785	10.280217	41.92%	58,385
2008	9.792776	7.243785	-26.03%	39,559
2007*	10.000000	9.792776	-2.07%	29,973
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.778972	13.508871	5.71%	116,641
2010	12.036092	12.778972	6.17%	148,981
2009	10.552916	12.036092	14.05%	164,495
2008	11.073183	10.552916	-4.70%	102,991
2007	10.777370	11.073183	2.74%	150,644
2006	10.479364	10.777370	2.84%	87,797
2005	10.411178	10.479364	0.65%	58,933
2004	10.121844	10.411178	2.86%	30,209
2003*	10.000000	10.121844	1.22%	10,666
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.719144	10.316987	-11.96%	116,887
2010	9.234738	11.719144	26.90%	126,874
2009	6.689160	9.234738	38.06%	112,248
2008	11.215287	6.689160	-40.36%	93,279
2007	9.849935	11.215287	13.86%	108,595
2006*	10.000000	9.849935	-1.50%	54,332

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.921110	12.993968	-18.39%	10,329
2010	14.290321	15.921110	11.41%	11,959
2009	11.462720	14.290321	24.67%	12,353
2008	20.710438	11.462720	-44.65%	11,413
2007	17.922234	20.710438	15.56%	12,171
2006	15.410290	17.922234	16.30%	20,588
2005	13.136258	15.410290	17.31%	23,435
2004	11.739347	13.136258	11.90%	26,761
2003	8.313864	11.739347	41.20%	34,425
2002	10.585490	8.313864	-21.46%	36,765
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.799842	12.067997	-18.46%	65,301
2010	13.281875	14.799842	11.43%	81,293
2009	10.649405	13.281875	24.72%	96,620
2008	19.245422	10.649405	-44.67%	113,866
2007	16.651827	19.245422	15.58%	143,635
2006	14.317604	16.651827	16.30%	163,801
2005	12.209635	14.317604	17.26%	150,602
2004	10.910427	12.209635	11.91%	157,984
2003	7.724242	10.910427	41.25%	146,510
2002*	10.000000	7.724242	-22.76%	62,517
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.616436	13.136939	-10.12%	19,481
2010	11.722632	14.616436	24.69%	26,413
2009	7.553572	11.722632	55.19%	28,005
2008	15.691143	7.553572	-51.86%	37,491
2007	15.071219	15.691143	4.11%	37,991
2006	13.154007	15.071219	14.58%	40,299
2005	13.007940	13.154007	1.12%	39,379
2004	11.573740	13.007940	12.39%	61,344
2003	7.438892	11.573740	55.58%	48,345
2002*	10.000000	7.438892	-25.61%	25,660
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.710454	11.822160	0.95%	82,870
2010	10.540823	11.710454	11.10%	70,126
2009	7.884068	10.540823	33.70%	55,476
2008	11.367190	7.884068	-30.64%	46,072
2007	11.112000	11.367190	2.30%	48,997
2006*	10.000000	11.112000	11.12%	51,201
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388032	9.857727	-5.10%	39,317
2010	8.216525	10.388032	26.43%	40,622
2009	6.452025	8.216525	27.35%	52,738
2008	9.769322	6.452025	-33.96%	24,162
2007	10.150386	9.769322	-3.75%	36,186
2006*	10.000000	10.150386	1.50%	18,972

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.205881	8.937286	-2.92%	7,153
2010	8.468198	9.205881	8.71%	7,550
2009	6.593718	8.468198	28.43%	8,142
2008*	10.000000	6.593718	-34.06%	235
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451999	10.330733	-17.04%	30,338
2010	10.746557	12.451999	15.87%	36,113
2009	6.313407	10.746557	70.22%	54,293
2008	13.529433	6.313407	-53.34%	23,234
2007	10.662627	13.529433	26.89%	38,354
2006*	10.000000	10.662627	6.63%	5,798
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
2008	17.962143	10.584566	-41.07%	0
2007	15.734309	17.962143	14.16%	0
2006	13.112067	15.734309	20.00%	0
2005	12.036709	13.112067	8.93%	0
2004	10.269420	12.036709	17.21%	0
2003	7.857358	10.269420	30.70%	0
2002*	10.000000	7.857358	-21.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495628	9.243775	-11.93%	16,920
2010	9.819093	10.495628	6.89%	20,611
2009	7.258526	9.819093	35.28%	16,357
2008	12.350333	7.258526	-41.23%	32,235
2007	10.850622	12.350333	13.82%	36,444
2006*	10.000000	10.850622	8.51%	17,560
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.799654	15.449659	-2.22%	91,242
2010	14.009423	15.799654	12.78%	110,438
2009	11.971313	14.009423	17.02%	105,458
2008	11.431762	11.971313	4.72%	82,773
2007	10.442823	11.431762	9.47%	69,505
2006*	10.000000	10.442823	4.43%	17,308
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
2008	12.458716	7.568709	-39.25%	0
2007	11.605428	12.458716	7.35%	0
2006*	10.000000	11.605428	16.05%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0
2008	9.111723	5.393468	-40.81%	0
2007	10.317965	9.111723	-11.69%	0
2006*	10.000000	10.317965	3.18%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
2008	11.508243	8.260648	-28.22%	0
2007	11.007891	11.508243	4.55%	0
2006*	10.000000	11.007891	10.08%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
2008	11.546077	7.009642	-39.29%	0
2007	11.390217	11.546077	1.37%	0
2006*	10.000000	11.390217	13.90%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
2008	10.642331	7.347394	-30.96%	0
2007	10.574761	10.642331	0.64%	0
2006*	10.000000	10.574761	5.75%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0
2008	11.741872	7.110104	-39.45%	0
2007	10.802089	11.741872	8.70%	0
2006*	10.000000	10.802089	8.02%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
2008	10.795096	7.614088	-29.47%	0
2007	10.749310	10.795096	0.43%	0
2006*	10.000000	10.749310	7.49%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
2008	10.772082	5.605260	-47.96%	0
2007	10.346061	10.772082	4.12%	0
2006*	10.000000	10.346061	3.46%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
2008	10.008542	6.210003	-37.95%	0
2007	10.820268	10.008542	-7.50%	0
2006*	10.000000	10.820268	8.20%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.312029	8.993253	-12.79%	0
2010*	10.000000	10.312029	3.12%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287082	11.028004	-2.30%	1,824
2010*	10.000000	11.287082	12.87%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.078812	12.887930	-1.46%	0
2010	12.107484	13.078812	8.02%	15,324
2009	9.571006	12.107484	26.50%	20,534
2008	13.895439	9.571006	-31.12%	6,126
2007	13.035751	13.895439	6.59%	6,120
2006	11.328215	13.035751	15.07%	6,114
2005	10.909081	11.328215	3.84%	2,739
2004	10.153325	10.909081	7.44%	2,735
2003	8.276292	10.153325	22.68%	2,725
2002	9.943377	8.276292	-16.77%	1,542
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
2008	11.768074	8.282354	-29.62%	0
2007	10.671018	11.768074	10.28%	0
2006*	10.000000	10.671018	6.71%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
2008	11.869320	6.477839	-45.42%	0
2007	12.744751	11.869320	-6.87%	0
2006*	10.000000	12.744751	27.45%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
2008	21.174672	12.447264	-41.22%	0
2007	18.721215	21.174672	13.11%	0
2006	14.805963	18.721215	26.44%	0
2005	12.732798	14.805963	16.28%	0
2004	10.413687	12.732798	22.27%	0
2003	8.183208	10.413687	27.26%	0
2002*	10.000000	8.183208	-18.17%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.120097	-8.80%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.971594	21.018406	-8.50%	24,002
2010	21.437776	22.971594	7.15%	33,949
2009*	10.000000	21.437776	23.30%	20,744
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.562054	8.773952	-8.24%	207,174
2010	9.107636	9.562054	4.99%	265,471
2009	6.326003	9.107636	43.97%	313,610
2008	11.520915	6.326003	-45.09%	323,690
2007	8.552224	11.520915	34.71%	337,744
2006	7.948696	8.552224	7.59%	375,442
2005	7.161930	7.948696	10.99%	478,824
2004	6.157266	7.161930	16.32%	443,052
2003	5.193752	6.157266	18.55%	499,682
2002	6.265584	5.193752	-17.11%	501,069
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.925784	4.436450	-9.93%	41,013
2010	4.015918	4.925784	22.66%	42,464
2009	2.595933	4.015918	54.70%	48,436
2008	4.699186	2.595933	-44.76%	55,749
2007	3.916461	4.699186	19.99%	65,086
2006	3.683574	3.916461	6.32%	75,546
2005	3.348910	3.683574	9.99%	96,140
2004	3.377335	3.348910	-0.84%	113,391
2003	2.338439	3.377335	44.43%	163,024
2002	4.015227	2.338439	-41.76%	228,302
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.050778	11.375515	-33.28%	64,077
2010	13.832197	17.050778	23.27%	71,364
2009	7.834034	13.832197	76.57%	96,622
2008	16.632567	7.834034	-52.90%	108,476
2007	13.177706	16.632567	26.22%	129,762
2006	9.114282	13.177706	44.58%	107,658
2005	7.005646	9.114282	30.10%	117,814
2004	5.986432	7.005646	17.03%	131,014
2003	4.512894	5.986432	32.65%	157,044
2002	6.165048	4.512894	-26.80%	189,081

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279258	14.384008	0.73%	17,920
2010	11.730542	14.279258	21.73%	17,260
2009	9.390184	11.730542	24.92%	17,170
2008	14.258726	9.390184	-34.14%	23,067
2007	14.115945	14.258726	1.01%	34,347
2006	12.252465	14.115945	15.21%	54,047
2005	11.377764	12.252465	7.69%	87,022
2004*	10.000000	11.377764	13.78%	43,483
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298488	10.107238	-1.86%	75,108
2010	9.391265	10.298488	9.66%	66,724
2009	7.778283	9.391265	20.74%	69,043
2008	11.729383	7.778283	-33.69%	49,184
2007	11.057180	11.729383	6.08%	33,739
2006*	10.000000	11.057180	10.57%	23,283
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742489	10.404132	-3.15%	6,612
2010*	10.000000	10.742489	7.42%	479
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.796820	7.634801	-2.08%	41,242
2010	6.631125	7.796820	17.58%	38,369
2009	5.038723	6.631125	31.60%	73,592
2008	8.337574	5.038723	-39.57%	44,893
2007	7.074000	8.337574	17.86%	43,621
2006	6.757391	7.074000	4.69%	55,217
2005	6.434764	6.757391	5.01%	64,816
2004	6.033943	6.434764	6.64%	66,524
2003	4.610169	6.033943	30.88%	80,682
2002	6.559782	4.610169	-29.72%	69,402
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925107	13.819345	-0.76%	345,864
2010	12.446849	13.925107	11.88%	427,976
2009*	10.000000	12.446849	24.47%	139
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.185355	10.136363	-0.48%	84,078
2010	9.221689	10.185355	10.45%	116,465
2009	7.578222	9.221689	21.69%	181,599
2008	10.944829	7.578222	-30.76%	199,947
2007	10.458763	10.944829	4.65%	96,194
2006*	10.000000	10.458763	4.59%	24,861
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886683	11.349117	4.25%	39,193
2010	10.417221	10.886683	4.51%	134,565
2009	9.420556	10.417221	10.58%	147,714
2008	10.600857	9.420556	-11.13%	147,296
2007	10.440837	10.600857	1.53%	75,427
2006*	10.000000	10.440837	4.41%	16,231

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227749	10.040218	-10.58%	70,297
2010	10.230924	11.227749	9.74%	97,632
2009	7.327629	10.230924	39.62%	131,947
2008	12.111276	7.327629	-39.50%	122,099
2007	10.741225	12.111276	12.76%	52,951
2006*	10.000000	10.741225	7.41%	8,477
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.936478	9.338308	-6.02%	81,606
2010	8.526248	9.936478	16.54%	75,920
2009	6.230855	8.526248	36.84%	100,987
2008	11.327974	6.230855	-45.00%	108,714
2007	10.267965	11.327974	10.32%	39,974
2006*	10.000000	10.267965	2.68%	24,543
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.437999	8.134094	-3.60%	42,169
2010	7.711392	8.437999	9.42%	57,594
2009	5.984290	7.711392	28.86%	60,151
2008	9.799507	5.984290	-38.93%	42,888
2007*	10.000000	9.799507	-2.00%	10,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.613435	17.006776	2.37%	33,305
2010	14.890479	16.613435	11.57%	41,751
2009	10.343788	14.890479	43.96%	54,391
2008	14.568352	10.343788	-29.00%	62,904
2007	14.327225	14.568352	1.68%	78,696
2006	13.137103	14.327225	9.06%	120,892
2005	13.013356	13.137103	0.95%	167,609
2004	11.987751	13.013356	8.56%	242,915
2003	9.943317	11.987751	20.56%	259,992
2002	9.769394	9.943317	1.78%	120,947
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197926	13.509026	2.36%	61,808
2010	11.828576	13.197926	11.58%	81,043
2009	8.212227	11.828576	44.04%	62,486
2008	11.583704	8.212227	-29.11%	75,779
2007	11.388285	11.583704	1.72%	74,848
2006	10.442736	11.388285	9.05%	66,247
2005*	10.000000	10.442736	4.43%	39,114
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.825688	7.691254	-12.85%	132,966
2010	7.742536	8.825688	13.99%	164,491
2009	5.133661	7.742536	50.82%	211,572
2008*	10.000000	5.133661	-48.66%	2,138

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.672275	9.233874	-4.53%	7,124
2010	7.937739	9.672275	21.85%	8,177
2009	6.120401	7.937739	29.69%	17,682
2008*	10.000000	6.120401	-38.80%	27,646
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.172909	8.467819	-7.69%	1,046
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.178550	9.901343	-2.72%	20,554
2010	9.350064	10.178550	8.86%	47,133
2009	7.914141	9.350064	18.14%	13,812
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757848	9.289782	-4.80%	2,527
2010	8.805424	9.757848	10.82%	2,527
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.636271	10.635656	-0.01%	39,807
2010	10.100382	10.636271	5.31%	19,288
2009	9.063670	10.100382	11.44%	10,490
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968937	9.600365	-3.70%	7,361
2010	9.078170	9.968937	9.81%	36,340
2009	7.550034	9.078170	20.24%	22,781
2008*	10.000000	7.550034	-24.50%	4,058
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346130	10.174002	-1.66%	10,046
2010	9.623621	10.346130	7.51%	10,427
2009	8.293877	9.623621	16.03%	3,513
2008*	10.000000	8.293877	-17.06%	4,712
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154881	11.724510	5.11%	14,460
2010	10.567560	11.154881	5.56%	59,330
2009	9.852148	10.567560	7.26%	63,102
2008*	10.000000	9.852148	-1.48%	3,188

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.037904	12.587652	4.57%	8,511
2010	11.292531	12.037904	6.60%	11,217
2009	9.836146	11.292531	14.81%	7,256
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.585692	19.583210	-23.46%	1,364
2010	22.335735	25.585692	14.55%	1,611
2009	13.870698	22.335735	61.03%	1,667
2008	33.307042	13.870698	-58.36%	4,249
2007	23.205358	33.307042	43.53%	2,103
2006	17.213353	23.205358	34.81%	3,109
2005	13.161389	17.213353	30.79%	3,211
2004	11.054993	13.161389	19.05%	3,211
2003	6.784099	11.054993	62.95%	3,211
2002	8.116661	6.784099	-16.42%	3,389
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.260426	21.625554	-23.48%	29,195
2010	24.662454	28.260426	14.59%	36,362
2009	15.299635	24.662454	61.20%	46,162
2008	36.797325	15.299635	-58.42%	56,129
2007	25.642476	36.797325	43.50%	77,376
2006	19.031401	25.642476	34.74%	82,398
2005	14.549538	19.031401	30.80%	92,005
2004	12.219653	14.549538	19.07%	61,140
2003	7.500827	12.219653	62.91%	25,551
2002*	10.000000	7.500827	-24.99%	11,212
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.181780	16.055896	5.76%	357,209
2010	14.694661	15.181780	3.31%	441,224
2009	14.513118	14.694661	1.25%	535,171
2008	13.664343	14.513118	6.21%	582,925
2007	12.933561	13.664343	5.65%	630,505
2006	12.692608	12.933561	1.90%	621,476
2005	12.465513	12.692608	1.82%	679,444
2004	12.243119	12.465513	1.82%	767,625
2003	12.173458	12.243119	0.57%	875,771
2002	11.124403	12.173458	9.43%	765,003
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.716421	10.424572	-11.03%	8,466
2010	10.488624	11.716421	11.71%	2,011
2009	8.200240	10.488624	27.91%	2,109
2008	15.417748	8.200240	-46.81%	2,109
2007	12.299092	15.417748	25.36%	1,634
2006	9.380789	12.299092	31.11%	36
2005	7.306337	9.380789	28.39%	1,544
2004	6.489005	7.306337	12.60%	1,544
2003	4.852467	6.489005	33.73%	1,676
2002	6.484565	4.852467	-25.17%	2,065

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.715659	16.652161	-11.03%	17,579
2010	16.757493	18.715659	11.69%	18,874
2009	13.106515	16.757493	27.86%	28,222
2008	24.634597	13.106515	-46.80%	32,773
2007	19.651130	24.634597	25.36%	46,295
2006	14.989960	19.651130	31.10%	27,086
2005	11.678247	14.989960	28.36%	32,637
2004	10.357459	11.678247	12.75%	13,210
2003	7.761892	10.357459	33.44%	12,545
2002*	10.000000	7.761892	-22.38%	7,668
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.825898	7.584319	-14.07%	2,578
2010	8.334511	8.825898	5.90%	299
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
2007	10.860812	11.713296	7.85%	184
2006*	10.000000	10.860812	8.61%	4,912
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.595059	12.878109	-5.27%	84,399
2010	12.028363	13.595059	13.03%	110,211
2009	9.590102	12.028363	25.42%	144,531
2008	15.400568	9.590102	-37.73%	154,256
2007	14.742058	15.400568	4.47%	180,573
2006	12.792856	14.742058	15.24%	210,907
2005	12.020568	12.792856	6.42%	225,477
2004	10.691584	12.020568	12.43%	199,263
2003	8.222834	10.691584	30.02%	155,281
2002*	10.000000	8.222834	-17.77%	35,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.485749	12.420224	-0.52%	4,713
2010	11.531239	12.485749	8.28%	2,155
2009*	10.000000	11.531239	15.31%	1,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.554982	12.742431	1.49%	97,701
2010	12.024651	12.554982	4.41%	145,985
2009	11.179749	12.024651	7.56%	151,771
2008	12.065159	11.179749	-7.34%	172,359
2007	11.612509	12.065159	3.90%	100,728
2006	11.093142	11.612509	4.68%	126,764
2005	10.890089	11.093142	1.86%	85,574
2004	10.553714	10.890089	3.19%	107,671
2003	9.919273	10.553714	6.40%	111,638
2002*	10.000000	9.919273	-0.81%	34,834

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.329878	13.138332	-1.44%	672,257
2010	12.188811	13.329878	9.36%	796,260
2009	10.376310	12.188811	17.47%	1,041,046
2008	13.702051	10.376310	-24.27%	1,030,858
2007	13.153254	13.702051	4.17%	1,270,417
2006	11.979453	13.153254	9.80%	1,163,868
2005	11.532734	11.979453	3.87%	1,122,851
2004	10.678199	11.532734	8.00%	1,147,126
2003	9.020903	10.678199	18.37%	1,097,873
2002*	10.000000	9.020903	-9.79%	437,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.631623	13.155324	-3.49%	405,705
2010	12.252537	13.631623	11.26%	524,639
2009	9.989754	12.252537	22.65%	843,892
2008	14.767442	9.989754	-32.35%	882,111
2007	14.110426	14.767442	4.66%	1,071,084
2006	12.493570	14.110426	12.94%	1,111,525
2005	11.833566	12.493570	5.58%	1,211,062
2004	10.706793	11.833566	10.52%	1,159,543
2003	8.574196	10.706793	24.87%	866,370
2002*	10.000000	8.574196	-14.26%	387,124
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119542	13.203082	0.64%	152,942
2010	12.261505	13.119542	7.00%	217,686
2009	10.854964	12.261505	12.96%	248,347
2008	12.958668	10.854964	-16.23%	276,552
2007	12.416152	12.958668	4.37%	334,398
2006	11.613758	12.416152	6.91%	347,709
2005	11.272511	11.613758	3.03%	377,899
2004	10.668780	11.272511	5.66%	413,766
2003	9.516564	10.668780	12.11%	370,679
2002*	10.000000	9.516564	-4.83%	122,836
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.879239	13.379633	-3.60%	773,701
2010	12.937705	13.879239	7.28%	954,179
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.258994	26.194264	-3.91%	79,658
2010	21.905984	27.258994	24.44%	93,667
2009	16.245788	21.905984	34.84%	142,877
2008	25.932810	16.245788	-37.35%	175,068
2007	24.454381	25.932810	6.05%	209,015
2006	22.568763	24.454381	8.35%	255,755
2005	20.417909	22.568763	10.53%	326,730
2004	17.892866	20.417909	14.11%	341,874
2003	13.476762	17.892866	32.77%	334,872
2002	16.138025	13.476762	-16.49%	202,393

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.565023	11.403562	-1.40%	522,023
2010	11.729216	11.565023	-1.40%	470,968
2009	11.890766	11.729216	-1.36%	732,434
2008	11.816919	11.890766	0.62%	1,191,917
2007	11.437465	11.816919	3.32%	812,858
2006	11.096705	11.437465	3.07%	560,557
2005	10.961374	11.096705	1.23%	452,924
2004	11.027537	10.961374	-0.60%	466,370
2003	11.114578	11.027537	-0.78%	673,521
2002	11.137467	11.114578	-0.21%	541,314
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.778518	16.421308	4.07%	49,649
2010	14.470434	15.778518	9.04%	66,810
2009	11.799208	14.470434	22.64%	80,095
2008	14.468591	11.799208	-18.45%	80,303
2007	14.026433	14.468591	3.15%	137,512
2006	13.568574	14.026433	3.37%	150,465
2005	13.467108	13.568574	0.75%	140,348
2004	12.820626	13.467108	5.04%	144,313
2003	11.597439	12.820626	10.55%	134,368
2002	10.971350	11.597439	5.71%	110,591
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.202487	8.223973	-10.63%	157,041
2010	8.184265	9.202487	12.44%	179,181
2009	6.082741	8.184265	34.55%	176,674
2008*	10.000000	6.082741	-39.17%	18,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.718480	13.001272	-17.29%	9,599
2010	15.023225	15.718480	4.63%	12,656
2009	11.735032	15.023225	28.02%	20,726
2008	22.177588	11.735032	-47.09%	32,479
2007	21.853598	22.177588	1.48%	37,882
2006	18.055902	21.853598	21.03%	40,234
2005	16.341750	18.055902	10.49%	28,074
2004	13.781443	16.341750	18.58%	14,324
2003*	10.000000	13.781443	37.81%	4,210
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.188587	8.796906	-4.26%	63,815
2010	8.067649	9.188587	13.89%	110,204
2009	6.304802	8.067649	27.96%	64,030
2008*	10.000000	6.304802	-36.95%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416860	9.672458	-7.15%	23,475
2010*	10.000000	10.416860	4.17%	30,681
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.783164	8.132803	-7.40%	1,910
2010	7.900785	8.783164	11.17%	5,119
2009	6.289031	7.900785	25.63%	8,817
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.749946	9.207097	-5.57%	240,811
2010	7.797173	9.749946	25.04%	303,312
2009	6.220733	7.797173	25.34%	394,434
2008*	10.000000	6.220733	-37.79%	7,682
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.158513	9.784057	-3.69%	252,147
2010	8.611937	10.158513	17.96%	293,700
2009	6.694455	8.611937	28.64%	331,540
2008*	10.000000	6.694455	-33.06%	14,280
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.852352	13.570259	-2.04%	37,526
2010	11.198962	13.852352	23.69%	50,005
2009	8.910934	11.198962	25.68%	69,438
2008	16.867623	8.910934	-47.17%	79,122
2007	15.588507	16.867623	8.21%	93,854
2006	15.318030	15.588507	1.77%	102,117
2005	14.372068	15.318030	6.58%	148,777
2004	12.851906	14.372068	11.83%	160,007
2003	9.707740	21.851906	32.39%	229,281
2002	14.758730	9.707740	-34.22%	164,717
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.620202	30.533520	-6.40%	76,190
2010	26.130932	32.620202	24.83%	92,050
2009	20.997459	26.130932	24.45%	132,361
2008	31.388067	20.997459	-33.10%	156,941
2007	34.193682	31.388067	-8.21%	187,020
2006	29.564986	34.193682	15.66%	225,571
2005	29.089641	29.564986	1.63%	289,015
2004	25.151693	29.089641	15.66%	326,720
2003	16.262376	25.151693	54.66%	345,165
2002	22.644645	16.262376	-28.18%	219,229

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.847272	25.931771	-6.88%	105,451
2010	22.536251	27.847272	23.57%	125,999
2009	16.967998	22.536251	32.82%	137,610
2008	27.841912	16.967998	-39.06%	169,391
2007	27.649899	27.841912	0.69%	222,352
2006	25.028404	27.649899	10.47%	240,337
2005	22.599126	25.028404	10.75%	271,866
2004	19.256799	22.599126	17.36%	288,542
2003	13.849676	19.256799	39.04%	262,215
2002	16.990870	13.849676	-18.49%	188,764
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.928634	11.824177	-0.88%	112,282
2010	10.663668	11.928634	11.86%	131,185
2009	8.576821	10.663668	24.33%	168,279
2008	14.883829	8.576821	-42.37%	192,479
2007	13.954626	14.883829	6.66%	237,553
2006	12.454858	13.954626	12.04%	237,534
2005	11.756316	12.454858	5.94%	281,719
2004	10.863847	11.756316	8.22%	295,895
2003	8.640665	10.863847	25.73%	335,757
2002	10.603608	8.640665	-18.51%	272,975
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.262269	9.726579	5.01%	185,237
2010	7.215778	9.262269	28.36%	229,992
2009	5.593521	7.215778	29.00%	305,056
2008*	10.000000	5.593521	-44.06%	11,863
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505471	10.493248	-0.12%	19,062
2010	10.402907	10.505471	0.99%	46,530
2009	9.850295	10.402907	5.61%	61,206
2008*	10.000000	9.850295	-1.50%	1,098
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.539657	11.691392	-13.65%	4,979
2010	12.912369	13.539657	4.86%	5,533
2009*	10.000000	12.912369	29.12%	10,798
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.909239	11.469793	-3.69%	42,178
2010	10.432735	11.909239	14.15%	44,308
2009	8.231001	10.432735	26.75%	64,999
2008	13.249079	8.231001	-37.87%	75,752
2007	13.742893	13.249079	-3.59%	106,700
2006	12.024844	13.742893	14.29%	106,799
2005	11.698262	12.024844	2.79%	93,110
2004	10.097367	11.698262	15.85%	85,938
2003	7.791482	10.097367	29.59%	106,292
2002	10.556552	7.791482	-26.19%	52,756

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.451154	10.334992	-1.11%	27,087
2010	10.067484	10.451154	3.81%	28,670
2009	9.009695	10.067484	11.74%	53,430
2008	10.555062	9.009695	-14.64%	46,029
2007	10.218181	10.555062	3.30%	83,291
2006	9.944989	10.218181	2.75%	62,045
2005	9.942308	9.944989	0.03%	47,697
2004	10.005513	9.942308	-0.63%	38,839
2003*	10.000000	10.005513	0.06%	3,319
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.211320	8.010729	-2.44%	2,765
2010	6.962419	8.211320	17.94%	2,771
2009	5.752371	6.962419	21.04%	2,858
2008	9.639072	5.752371	-40.32%	2,871
2007	9.726615	9.639072	-0.90%	134
2006*	10.000000	9.726615	-2.73%	122
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.248211	12.660703	-4.43%	2,795
2010	10.936610	13.248211	21.14%	9,745
2009	8.439623	10.936610	29.59%	2,042
2008	14.134860	8.439623	-40.29%	3,461
2007	13.322362	14.134860	6.10%	36,552
2006	11.882732	13.322362	12.12%	22,653
2005	11.277640	11.882732	5.37%	2,604
2004*	10.000000	11.277640	12.78%	2,224
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	304,427
2008	19.104160	10.262211	-46.28%	354,112
2007	16.975039	19.104160	12.54%	392,761
2006	15.947833	16.975039	6.44%	456,662
2005	15.388983	15.947833	3.63%	514,049
2004	14.595104	15.388983	5.44%	581,448
2003	11.304185	14.595104	29.11%	622,164
2002	15.675123	11.304185	-27.88%	473,034
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.289616	19.256315	-9.55%	129,609
2010	18.617594	21.289616	14.35%	171,885
2009	13.516351	18.617594	37.74%	216,021
2008	22.921857	13.516351	-41.03%	261,675
2007	21.863480	22.921857	4.84%	335,203
2006	18.840442	21.863480	16.05%	354,345
2005	16.711161	18.840442	12.74%	381,471
2004	14.218957	16.711161	17.53%	365,308
2003*	10.000000	14.218957	42.19%	208,264

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366337	12.086923	-9.57%	147,854
2010	11.689703	13.366337	14.34%	171,535
2009	8.482166	11.689703	37.82%	224,488
2008	14.383197	8.482166	-41.03%	268,681
2007	13.721463	14.383197	4.82%	367,405
2006	11.823860	13.721463	16.05%	435,070
2005	10.490302	11.823860	12.71%	485,655
2004	8.928255	10.490302	17.50%	563,119
2003	6.331165	8.928255	41.02%	633,699
2002	8.246547	6.331165	-23.23%	619,375
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.814944	2.723460	-3.25%	43,786
2010	2.489349	2.814944	13.08%	104,512
2009	1.991820	2.489349	24.98%	50,129
2008	9.570368	1.991820	-79.19%	3,471
2007*	10.000000	9.570368	-4.30%	594
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.044681	2.931984	-3.70%	326
2010	2.689494	3.044681	13.21%	326
2009	2.176607	2.689494	23.56%	326
2008	10.350807	2.176607	-78.97%	326
2007	10.509264	10.350807	-1.51%	1,336
2006*	10.000000	10.509264	5.09%	1,336
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.646425	13.453826	-1.41%	169,173
2010	11.919993	13.646425	14.48%	219,012
2009	9.423709	11.919993	26.49%	276,037
2008	15.533481	9.423709	-39.33%	317,168
2007	15.087777	15.533481	2.95%	363,133
2006	13.302642	15.087777	13.42%	374,647
2005	12.730190	13.302642	4.50%	423,423
2004	11.795169	12.730190	7.93%	494,311
2003	9.440180	11.795169	24.95%	524,408
2002	11.790725	9.440180	-19.94%	440,464
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828402	9.476668	-3.58%	9,460
2010	8.077252	9.828402	21.68%	7,583
2009	5.971012	8.077252	35.27%	15,763
2008	9.740855	5.971012	-38.70%	16,646
2007	10.000925	9.740855	-2.60%	19,519
2006*	10.000000	10.000925	0.01%	13,451

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.336167	14.290760	-0.32%	89,839
2010	11.406673	14.336167	25.68%	104,037
2009	8.723969	11.406673	30.75%	139,042
2008	17.372133	8.723969	-49.78%	157,697
2007	16.570821	17.372133	4.84%	171,333
2006	16.323041	16.570821	1.52%	181,101
2005	14.737397	16.323041	10.76%	192,957
2004	12.478694	14.737397	18.10%	208,365
2003	10.076931	12.478694	23.83%	217,008
2002	14.153669	10.076931	-28.80%	180,071
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715321	12.523974	6.90%	40,401
2010	10.863506	11.715321	7.84%	38,771
2009*	10.000000	10.863506	8.64%	2,600
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.349250	11.303572	-0.40%	58,344
2010	10.942921	11.349250	3.71%	63,677
2009*	10.000000	10.942921	9.43%	42,169
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
2008	11.046758	10.126988	-8.33%	0
2007	10.126425	11.046758	9.09%	0
2006*	10.000000	10.126425	1.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
2008	11.121235	11.486267	3.28%	0
2007	10.373094	11.121235	7.21%	0
2006*	10.000000	10.373094	3.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.997303	-0.03%	5,992
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
2008	11.274080	6.306022	-44.07%	0
2007	10.997597	11.274080	2.51%	0
2006*	10.000000	10.997597	9.98%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.193019	9.645124	-5.38%	9,801
2010	9.235837	10.193019	10.36%	16,941
2009	7.904906	9.235837	16.84%	28,418
2008	12.813477	7.904906	-38.31%	33,982
2007	13.806787	12.813477	-7.19%	59,810
2006	11.545056	13.806787	19.59%	49,629
2005	10.952248	11.545056	5.41%	52,007
2004	9.814536	10.952248	11.59%	52,046
2003	8.051957	9.814536	21.89%	48,565
2002	10.162778	8.051957	-20.77%	22,700
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.128532	10.170141	-8.61%	1,655
2010	9.816245	11.128532	13.37%	1,655
2009	7.949039	9.816245	23.49%	1,655
2008	13.050388	7.949039	-39.09%	1,655
2007	12.968647	13.050388	0.63%	1,655
2006	11.365037	12.968647	14.11%	1,655
2005	10.795343	11.365037	5.28%	1,655
2004	9.783343	10.795343	10.34%	1,655
2003	7.907669	9.783343	23.72%	1,655
2002	10.184775	7.907669	-22.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537474	11.469343	8.84%	19,533
2010*	10.000000	10.537474	5.37%	1,984
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937141	11.393500	4.17%	12,835
2010	10.352730	10.937141	5.64%	9,771
2009	9.576107	10.352730	8.11%	15,881
2008	10.815830	9.576107	-11.46%	17,929
2007	10.402929	10.815830	3.97%	27,508
2006*	10.000000	10.402929	4.03%	11,235
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.750186	39.840934	5.54%	7,229
2010	34.886363	37.750186	8.21%	7,827
2009	27.172779	34.886363	28.39%	9,864
2008	32.413104	27.172779	-16.17%	10,354
2007	30.859988	32.413104	5.03%	19,419
2006	28.244481	30.859988	9.26%	25,019
2005	25.518160	28.244481	10.68%	33,207
2004	23.514411	25.518160	8.52%	38,359
2003	18.651037	23.514411	26.08%	56,939
2002	17.318710	18.651037	7.69%	17,846

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.402613	12.729172	-5.02%	0
2010	12.861786	13.402613	4.20%	0
2009	9.842625	12.861786	30.67%	0
2008	18.027497	9.842625	-45.40%	0
2007	15.956721	18.027497	12.98%	0
2006	12.932254	15.956721	23.39%	0
2005	11.808336	12.932254	9.52%	0
2004	10.201991	11.808336	15.75%	0
2003	8.120315	10.201991	25.64%	0
2002*	10.000000	8.120315	-18.80%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.425541	40.584488	-26.78%	2,950
2010	44.316971	55.425541	25.07%	3,445
2009	21.083641	44.316971	110.20%	3,933
2008	60.715138	21.083641	-65.27%	4,380
2007	44.749051	60.715138	35.68%	6,115
2006	32.534103	44.749051	37.55%	6,652
2005	24.996452	32.534103	30.15%	8,891
2004	20.137470	24.996452	24.13%	12,213
2003	13.245459	20.137470	52.03%	20,039
2002	13.835162	12.245459	-4.26%	31,361
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.150799	43.786283	-17.62%	2,749
2010	41.710547	53.150799	27.43%	4,125
2009	26.852986	41.710547	55.33%	4,310
2008	50.552578	26.852986	-46.88%	5,401
2007	35.274668	50.552578	43.31%	4,588
2006	28.735989	35.274668	22.75%	7,496
2005	19.214216	28.735989	49.56%	15,350
2004	15.686285	19.214216	22.49%	18,364
2003	10.987828	15.686285	42.76%	19,668
2002	11.468935	10.987828	-4.19%	26,601
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.660281	10.712401	-8.13%	5,044
2010	10.526327	11.660281	10.77%	5,060
2009	8.402066	10.526327	25.28%	2,653
2008	13.714958	8.402066	-38.74%	1,556
2007	12.651647	13.714958	8.40%	7,189
2006	11.286654	12.651647	12.09%	4,231
2005	10.525819	11.286654	7.23%	4,230
2004	9.734344	10.525819	8.13%	4,105
2003	7.314565	9.734344	33.08%	5,276
2002	9.690344	7.314565	-24.52%	6,038
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.347518	15.378152	-5.93%	3,872
2010	13.078108	16.347518	25.00%	6,820
2009*	10.000000	13.078108	30.78%	2,368

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.480266	14.841377	-9.94%	634
2010	13.210063	16.480266	24.76%	1,569
2009	9.396216	13.210063	40.59%	979
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.579318	13.853507	10.13%	2,284
2010	12.142758	12.579318	3.60%	2,783
2009	11.179458	12.142758	8.62%	9,098
2008	11.527071	11.179458	-3.02%	7,516
2007	10.683311	11.527071	7.90%	1,138
2006	10.670686	10.683311	0.12%	1,195
2005	10.660662	10.670686	0.09%	5,061
2004	10.223456	10.660662	4.28%	985
2003*	10.000000	10.223456	2.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.907424	13.116528	1.62%	11,112
2010	11.474011	12.907424	12.49%	12,815
2009	9.858737	11.474011	16.38%	17,305
2008	15.293548	9.858737	-35.54%	18,738
2007	15.530272	15.293548	-1.52%	18,712
2006	13.458402	15.530272	15.39%	21,221
2005	13.051431	13.458402	3.12%	28,270
2004	11.720585	13.051431	11.35%	32,656
2003	9.194119	11.720585	27.48%	50,187
2002	11.570948	9.194119	-20.54%	25,681
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.932093	11.677860	-2.13%	789
2010	10.152758	11.932093	17.53%	547
2009	7.928090	10.152758	28.06%	1,863
2008	10.634032	7.928090	-25.45%	628
2007	11.046020	10.634032	-3.73%	719
2006*	10.000000	11.046020	10.46%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	46,957
2008	19.891120	14.353499	-27.84%	42,102
2007	21.278799	19.891120	-6.52%	51,299
2006	18.196661	21.278799	16.94%	50,365
2005	17.578743	18.196661	3.52%	54,166
2004	15.601172	17.578743	12.68%	55,464
2003	12.275645	15.601172	27.09%	53,091
2002	14.255535	12.275645	-13.89%	43,427

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.045088	12.388328	-5.03%	13,267
2010	12.059777	13.045088	8.17%	10,346
2009*	10.000000	12.059777	20.60%	6,787
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.043438	14.909191	-0.89%	10,494
2010	12.131407	15.043438	24.00%	10,751
2009	9.845842	12.131407	23.21%	12,066
2008	14.461573	9.845842	-31.92%	3,814
2007	14.772279	14.461573	-2.10%	4,049
2006	13.101031	14.772279	12.76%	3,078
2005	12.396547	13.101031	5.68%	9,666
2004	10.320294	12.396547	20.12%	9,517
2003	7.600492	10.320294	35.78%	5,782
2002*	10.000000	7.600492	-24.00%	2,514
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.217703	11.155011	-0.56%	5,972
2010	9.913825	11.217703	13.15%	6,859
2009	7.520932	9.913825	31.82%	13,674
2008	11.638187	7.520932	-35.38%	15,229
2007	10.957272	11.638187	6.21%	17,281
2006	10.181289	10.957272	7.62%	20,564
2005	9.970177	10.181289	2.12%	22,996
2004	9.525286	9.970177	4.67%	31,559
2003	7.670681	9.525286	24.18%	33,742
2002	10.954608	7.670681	-29.98%	36,716
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850866	12.902704	0.40%	61,523
2010	11.354934	12.850866	13.17%	69,033
2009	9.120253	11.354934	24.50%	77,273
2008	14.723077	9.120253	-38.05%	76,171
2007	14.194908	14.723077	3.72%	95,021
2006	12.470481	14.194908	13.83%	113,931
2005	12.086394	12.470481	3.18%	129,790
2004	11.084718	12.086394	9.04%	150,590
2003	8.762333	11.084718	26.50%	166,501
2002	11.452508	8.762333	-23.49%	165,509
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.342372	15.408708	7.43%	12,787
2010	12.620167	14.342372	13.65%	15,029
2009	10.448718	12.620167	20.78%	21,355
2008	15.050138	10.448718	-30.57%	22,020
2007	14.255975	15.050138	5.57%	23,297
2006	12.418841	14.255975	14.79%	24,950
2005	12.072519	12.418841	2.87%	23,400
2004	11.661674	12.072519	3.52%	22,907
2003	9.765754	11.661674	19.41%	22,157
2002	11.898327	9.765754	-17.92%	23,362

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.497497	12.450473	-19.66%	0
2010	15.054672	15.497497	2.94%	0
2009	11.663563	15.054672	29.07%	0
2008	18.882695	11.663563	-38.23%	0
2007	18.397854	18.882695	2.64%	0
2006	15.226858	18.397854	20.83%	0
2005	13.808437	15.226858	10.27%	0
2004	11.674061	13.808437	18.28%	0
2003	8.687316	11.674061	34.38%	0
2002	10.043237	8.687316	-13.50%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.162131	9.477410	-15.09%	0
2010	8.636085	11.162131	29.25%	0
2009	6.952833	8.636085	24.21%	0
2008	11.305361	6.952833	-38.50%	0
2007	12.899287	11.305361	-12.36%	0
2006	12.613049	12.899287	2.27%	0
2005	12.096380	12.613049	4.27%	0
2004	11.024128	12.096380	9.73%	0
2003	8.494298	11.024128	29.78%	0
2002	10.657523	8.494298	-20.30%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.854161	15.979969	0.79%	37,468
2010	14.826476	15.854161	6.93%	40,315
2009	12.491847	14.826476	18.69%	36,884
2008	13.672045	12.491847	-8.63%	30,913
2007	13.165512	13.672045	3.85%	43,402
2006	12.825871	13.165512	2.65%	37,645
2005	12.847380	12.825871	-0.17%	41,951
2004	12.580977	12.847380	2.12%	52,386
2003	12.199338	12.580977	3.13%	48,312
2002	11.324824	12.199338	7.72%	38,886
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	1,176
2009	7.574533	9.612773	26.91%	1,259
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	96,929
2008	23.377160	13.220332	-43.45%	100,597
2007	20.188342	23.377160	15.80%	97,368
2006	18.357045	20.188342	9.98%	96,002
2005	15.940662	18.357045	15.16%	91,550
2004	14.023952	15.940662	13.67%	88,639
2003	11.086716	14.023952	26.49%	85,425
2002	12.420560	11.086716	-10.74%	48,787
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.316401	9.638456	-6.57%	10,921
2010	8.785117	10.316401	17.43%	12,707
2009	6.040655	8.785117	45.43%	19,822
2008	13.443845	6.040655	-55.07%	18,481
2007	9.367249	13.443845	43.52%	11,735
2006*	10.000000	9.367249	-6.33%	13,616
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.378804	14.292433	-0.60%	38,763
2010	12.677441	14.378804	13.42%	53,750
2009	9.892995	12.677441	28.15%	81,266
2008	17.521257	9.892995	-43.54%	87,083
2007	17.531934	17.521257	-0.06%	105,230
2006	14.814417	17.531934	18.34%	124,847
2005	14.213371	14.814417	4.23%	131,252
2004	12.948586	14.213371	9.77%	138,844
2003	10.089795	12.948586	28.33%	132,340
2002	12.335099	10.089795	-18.20%	98,838
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	7,750
2008	12.171365	5.390221	-55.71%	7,660
2007	10.038281	12.171365	21.25%	10,259
2006	9.672813	10.038281	3.78%	9,107
2005	9.015753	9.672813	7.29%	8,809
2004	8.545136	9.015753	5.51%	9,478
2003	6.687212	8.545136	27.78%	12,437
2002	8.690341	6.687212	-23.05%	14,127

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.495657	12.332230	-1.31%	22,699
2010	10.220627	12.495657	22.26%	25,399
2009	8.093000	10.220627	26.29%	38,233
2008	15.563709	8.093000	-48.00%	38,142
2007	12.448828	15.563709	25.02%	54,996
2006	11.834788	12.448828	5.19%	61,877
2005	11.363725	11.834788	4.15%	69,096
2004	11.166492	11.363725	1.77%	81,385
2003	8.533273	11.166492	30.86%	84,091
2002	12.405324	8.533273	-31.21%	92,405
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.442010	13.767645	2.42%	3,808
2010	11.986961	13.442010	12.14%	4,051
2009	8.459919	11.986961	41.69%	4,566
2008	11.455663	8.459919	-26.15%	5,788
2007	11.324289	11.455663	1.16%	6,265
2006	10.335185	11.324289	9.57%	8,286
2005	10.228738	10.335185	1.04%	24,515
2004	9.481524	10.228738	7.88%	25,522
2003	7.577300	9.481524	25.13%	17,823
2002	7.420301	7.577300	2.12%	15,921
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.499779	11.786232	2.49%	11,066
2010	10.266316	11.499779	12.01%	9,473
2009	7.237660	10.266316	41.85%	15,779
2008	9.789459	7.237660	-26.07%	9,244
2007*	10.000000	9.789459	-2.11%	9,514
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.729366	13.449621	5.66%	6,651
2010	11.995456	12.729366	6.12%	15,331
2009	10.522621	11.995456	14.00%	22,053
2008	11.046997	10.522621	-4.75%	23,204
2007	10.757370	11.046997	2.69%	23,196
2006	10.465216	10.757370	2.79%	22,340
2005	10.402383	10.465216	0.60%	17,425
2004	10.118423	10.402383	2.81%	9,030
2003*	10.000000	10.118423	1.18%	5,176
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.691389	10.287348	-12.01%	22,232
2010	9.217537	11.691389	26.84%	31,685
2009	6.680093	9.217537	37.99%	33,406
2008	11.205785	6.680093	-40.39%	33,870
2007	9.846616	11.205785	13.80%	23,280
2006*	10.000000	9.846616	-1.53%	16,108

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.822499	12.906937	-18.43%	4,388
2010	14.209012	15.822499	11.36%	4,508
2009	11.403279	14.209012	24.60%	4,559
2008	20.613530	11.403279	-44.68%	7,466
2007	17.847473	20.613530	15.50%	5,497
2006	15.353778	17.847473	16.24%	4,616
2005	13.094692	15.353778	17.25%	4,665
2004	11.708141	13.094692	11.84%	4,852
2003	8.295957	11.708141	41.13%	5,119
2002	10.568057	8.295957	-21.50%	11,051
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.734890	12.008939	-18.50%	4,877
2010	13.230275	14.734890	11.37%	6,980
2009	10.613415	13.230275	24.66%	3,925
2008	19.190138	10.613415	-44.69%	3,924
2007	16.612455	19.190138	15.52%	5,062
2006	14.290986	16.612455	16.24%	5,200
2005	12.193101	14.290986	17.21%	3,600
2004	10.901182	12.193101	11.85%	3,013
2003	7.721614	10.901182	41.18%	1,338
2002*	10.000000	7.721614	-22.78%	1,652
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.552334	13.072699	-10.17%	3,663
2010	11.677127	14.552334	24.62%	4,977
2009	7.528076	11.677127	55.11%	5,178
2008	15.646148	7.528076	-51.89%	6,328
2007	15.035657	15.646148	4.06%	8,063
2006	13.129617	15.035657	14.52%	7,449
2005	12.990391	13.129617	1.07%	8,251
2004	11.563978	12.990391	12.33%	12,723
2003	7.436365	11.563978	55.51%	6,733
2002*	10.000000	7.436365	-25.64%	7
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.682728	11.788201	0.90%	24,838
2010	10.521206	11.682728	11.04%	68,789
2009	7.873384	10.521206	33.63%	68,468
2008	11.357564	7.873384	-30.68%	67,438
2007	11.108263	11.357564	2.24%	47,830
2006*	10.000000	11.108263	11.08%	4,108
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.433932	15.587078	-5.15%	8,136
2010	13.005172	16.433932	26.36%	11,863
2009	10.217490	13.005172	27.28%	12,162
2008	15.478667	10.217490	-33.99%	11,874
2007	16.090636	15.478667	-3.80%	5,222
2006	13.956702	16.090636	15.29%	6,403

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.193434	8.920699	-2.97%	3,809
2010	8.461035	9.193434	8.66%	5,086
2009	6.591481	8.461035	28.36%	4,444
2008*	10.000000	6.591481	-34.09%	1,760
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422511	10.301042	-17.08%	14,010
2010	10.726539	12.422511	15.81%	21,095
2009	6.304842	10.726539	70.13%	22,431
2008	13.517984	6.304842	-53.36%	26,676
2007	10.659039	13.517984	26.82%	14,754
2006*	10.000000	10.659039	6.59%	18,370
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
2008	17.910554	10.548801	-41.10%	0
2007	15.697116	17.910554	14.10%	0
2006	13.087694	15.697116	19.94%	0
2005	12.020412	13.087694	8.88%	0
2004	10.260715	12.020412	17.15%	0
2003	7.854689	10.260715	30.63%	0
2002*	10.000000	7.854689	-21.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.470799	9.217228	-11.97%	432
2010	9.800819	10.470799	6.84%	3,469
2009	7.248694	9.800819	35.21%	4,316
2008	12.339884	7.248694	-41.26%	4,306
2007	10.846970	12.339884	13.76%	929
2006*	10.000000	10.846970	8.47%	5,239
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.762310	15.405352	-2.26%	16,788
2010	13.983398	15.762310	12.72%	11,821
2009	11.955131	13.983398	16.97%	15,992
2008	11.422100	11.955131	4.67%	12,843
2007	10.439316	11.422100	9.41%	10,197
2006*	10.000000	10.439316	4.39%	6,638
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0
2008	12.448855	7.558878	-39.28%	0
2007	11.602156	12.448855	7.30%	0
2006*	10.000000	11.602156	16.02%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
2008	9.104513	5.386463	-40.84%	0
2007	10.315062	9.104513	-11.74%	0
2006*	10.000000	10.315062	3.15%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
2008	11.499152	8.249929	-28.26%	0
2007	11.004798	11.499152	4.49%	0
2006*	10.000000	11.004798	10.05%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
2008	11.536953	7.000546	-39.32%	0
2007	11.387009	11.536953	1.32%	0
2006*	10.000000	11.387009	13.87%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0
2008	10.633911	7.337855	-31.00%	0
2007	10.571782	10.633911	0.59%	0
2006*	10.000000	10.571782	5.72%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
2008	11.732573	7.100855	-39.48%	0
2007	10.799047	11.732573	8.64%	0
2006*	10.000000	10.799047	7.99%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
2008	10.786546	7.604188	-29.50%	0
2007	10.746274	10.786546	0.37%	0
2006*	10.000000	10.746274	7.46%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
2008	10.763552	5.597969	-47.99%	0
2007	10.343142	10.763552	4.06%	0
2006*	10.000000	10.343142	3.43%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0
2008	10.000623	6.201934	-37.98%	0
2007	10.817217	10.000623	-7.55%	0
2006*	10.000000	10.817217	8.17%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.311170	8.987949	-12.83%	0
2010*	10.000000	10.311170	3.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.018425	12.821932	-1.51%	0
2010	12.057696	13.018425	7.97%	0
2009	9.536487	12.057696	26.44%	0
2008	13.852365	9.536487	-31.16%	0
2007	13.001970	13.852365	6.54%	0
2006	11.304574	13.001970	15.02%	0
2005	10.891812	11.304574	3.79%	0
2004	10.142398	10.891812	7.39%	0
2003	8.271567	10.142398	22.62%	0
2002	9.942756	8.271567	-16.81%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
2008	11.758772	8.271597	-29.66%	0
2007	10.668014	11.758772	10.22%	0
2006*	10.000000	10.668014	6.68%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
2008	11.859928	6.469422	-45.45%	0
2007	12.741165	11.859928	-6.92%	0
2006*	10.000000	12.741165	27.41%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0
2008	21.113905	12.405241	-41.25%	0
2007	18.677008	21.113905	13.05%	0
2006	14.778470	18.677008	26.38%	0
2005	12.715583	14.778470	16.22%	0
2004	10.404876	12.715583	22.21%	0
2003	8.180432	10.404876	27.19%	0
2002*	10.000000	8.180432	-18.20%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.116987	-8.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.854476	20.900660	-8.55%	6,936
2010	21.339290	22.854476	7.10%	6,655
2009*	10.000000	21.339290	23.23%	1,440
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509210	8.721040	-8.29%	34,565
2010	9.061898	9.509210	4.94%	39,903
2009	6.297416	9.061898	43.90%	53,298
2008	11.474682	6.297416	-45.12%	49,299
2007	8.522247	11.474682	34.64%	61,067
2006	7.924857	8.522247	7.54%	45,021
2005	7.144059	7.924857	10.93%	63,653
2004	6.145006	7.144059	16.26%	68,854
2003	5.186035	6.145006	18.49%	76,524
2002	6.259448	5.186035	-17.15%	86,653
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.898570	4.409716	-9.98%	18,116
2010	3.995742	4.898570	22.59%	22,201
2009	2.584197	3.995742	54.62%	26,361
2008	4.680325	2.584197	-44.79%	28,536
2007	3.902724	4.680325	19.92%	34,351
2006	3.672506	3.902724	6.27%	19,514
2005	3.340536	3.672506	9.94%	28,968
2004	3.370605	3.340536	-0.89%	37,422
2003	2.334963	3.370605	44.35%	46,845
2002	4.011291	2.334963	-41.79%	64,719
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.956484	11.306871	-33.32%	9,904
2010	13.762660	16.956484	23.21%	12,885
2009	7.798599	13.762660	76.48%	20,771
2008	16.565770	7.798599	-52.92%	24,079
2007	13.131471	16.565770	26.15%	31,527
2006	9.086896	13.131471	44.51%	23,508
2005	6.988123	9.086896	30.03%	25,707
2004	5.974486	6.988123	16.97%	29,337
2003	4.506173	5.974486	32.58%	30,241
2002	6.159009	4.506173	-26.84%	46,849

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.231083	14.328229	0.68%	556
2010	11.696896	14.231083	21.67%	556
2009	9.368008	11.696896	24.86%	0
2008	14.232291	9.368008	-34.18%	1,169
2007	14.096964	14.232291	0.96%	1,452
2006	12.242175	14.096964	15.15%	215
2005	11.373957	12.242175	7.63%	2,017
2004*	10.000000	11.373957	13.74%	2,122
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087976	13.819348	-1.91%	15,214
2010	12.853443	14.087976	9.60%	25,886
2009	10.651224	12.853443	20.68%	25,036
2008	16.069848	10.651224	-33.72%	24,906
2007	15.156623	16.069848	6.03%	13,057
2006	12.762021	15.156623	18.76%	14,799
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738866	10.395371	-3.20%	879
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.748509	7.583645	-2.13%	1,632
2010	6.593381	7.748509	17.52%	2,261
2009	5.012580	6.593381	31.54%	8,616
2008	8.298523	5.012580	-39.60%	9,159
2007	7.044463	8.298523	17.80%	10,302
2006	6.732585	7.044463	4.63%	15,155
2005	6.414387	6.732585	4.96%	17,918
2004	6.017884	6.414387	6.59%	28,987
2003	4.600232	6.017884	30.82%	33,609
2002	6.548971	4.600232	-29.76%	28,030
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.913344	13.800679	-0.81%	37,603
2010	12.442635	13.913344	11.82%	49,063
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.161246	10.107259	-0.53%	20,626
2010	9.204535	10.161246	10.39%	20,633
2009	7.567959	9.204535	21.63%	22,952
2008	10.935557	7.567959	-30.79%	7,490
2007	10.455243	10.935557	4.59%	3,180
2006*	10.000000	10.455243	4.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860962	11.316569	4.19%	6,191
2010	10.397879	10.860962	4.45%	10,433
2009	9.407821	10.397879	10.52%	12,209
2008	10.591896	9.407821	-11.18%	10,278
2007	10.437325	10.591896	1.48%	7,955
2006*	10.000000	10.437325	4.37%	5,481

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201198	10.011409	-10.62%	346
2010	10.211900	11.201198	9.69%	346
2009	7.317716	10.211900	39.55%	1,406
2008	12.101040	7.317716	-39.53%	489
2007	10.737612	12.101040	12.70%	489
2006*	10.000000	10.737612	7.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.912974	9.311508	-6.07%	25,120
2010	8.510393	9.912974	16.48%	38,519
2009	6.222418	8.510393	36.77%	3,454
2008	11.318398	6.222418	-45.02%	1,627
2007	10.264514	11.318398	10.27%	1,230
2006*	10.000000	10.264514	2.65%	1,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.510569	16.892929	2.32%	3,705
2010	14.805788	16.510569	11.51%	3,826
2009	10.290167	14.805788	43.88%	4,283
2008	14.500192	10.290167	-29.03%	4,170
2007	14.267463	14.500192	1.63%	6,034
2006	13.088926	14.267463	9.00%	5,654
2005	12.972189	13.088926	0.90%	10,004
2004	11.955882	12.972189	8.50%	26,220
2003	9.921909	11.955882	20.50%	31,799
2002	9.753315	9.921909	1.73%	25,511
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.160066	13.463468	2.31%	6,109
2010	11.800636	13.160066	11.52%	6,455
2009	8.196988	11.800636	43.96%	4,691
2008	11.568076	8.196988	-29.14%	6,418
2007	11.378717	11.568076	1.66%	4,562
2006	10.439233	11.378717	9.00%	2,460
2005*	10.000000	10.439233	4.39%	3,933
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.813764	7.676969	-12.90%	36,998
2010	7.735999	8.813764	13.93%	39,122
2009	5.131922	7.735999	50.74%	49,135
2008*	10.000000	5.131922	-48.68%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.659198	9.216719	-4.58%	562
2010	7.931024	9.659198	21.79%	562
2009	6.118329	7.931024	29.63%	589
2008*	10.000000	6.118329	-38.82%	1,349
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164795	9.882961	-2.77%	5,576
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621908	10.615941	-0.06%	5,021
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.955449	9.582525	-3.75%	11,078
2010	9.070489	9.955449	9.76%	9,356
2009	7.547472	9.070489	20.18%	8,870
2008*	10.000000	7.547472	-24.53%	1,839
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139841	11.702783	5.05%	1,842
2010	10.558648	11.139841	5.50%	1,842
2009	9.848830	10.558648	7.21%	1,842
2008*	10.000000	9.848830	-1.51%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	1,317
2007	23.132005	33.184857	43.46%	1,317
2006	17.167614	23.132005	34.74%	1,317
2005	13.133057	17.167614	30.72%	1,317
2004	11.036792	13.133057	18.99%	1,317
2003	6.776365	11.036792	62.87%	1,317
2002	8.111518	6.776365	-16.46%	1,450
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.136524	21.519831	-23.52%	6,913
2010	24.566755	28.136524	14.53%	4,907
2009	15.247993	24.566755	61.11%	5,162
2008	36.691806	15.247993	-58.44%	8,873
2007	25.581976	36.691806	43.43%	10,096
2006	18.996097	25.581976	34.67%	7,295
2005	14.529882	18.996097	30.74%	10,685
2004	12.209330	14.529882	1901.00%	8,330
2003	7.498277	12.209330	62.83%	1,410
2002*	10.000000	7.498277	-25.02%	534
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.087774	15.948407	5.70%	31,137
2010	14.611075	15.087774	3.26%	39,998
2009	14.437885	14.611075	1.20%	45,077
2008	13.600397	14.437885	6.16%	47,660
2007	12.879601	13.600397	5.60%	62,411
2006	12.646037	12.879601	1.85%	77,457
2005	12.426052	12.646037	1.77%	77,223
2004	12.210544	12.426052	1.76%	94,047
2003	12.147237	12.210544	0.52%	104,913
2002	11.106073	12.147237	9.37%	93,837
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655675	10.365269	-11.07%	997
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0
2008	15.361167	8.165994	-46.84%	0
2007	12.260210	15.361167	25.29%	0
2006	9.355861	12.260210	31.04%	0
2005	7.290600	9.355861	28.33%	0
2004	6.478305	7.290600	12.54%	0
2003	4.846917	6.478305	33.66%	0
2002	6.480453	4.846917	-25.21%	371

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.633579	16.570732	-11.07%	10,533
2010	16.692442	18.633579	11.63%	16,418
2009	13.062257	16.692442	27.79%	16,735
2008	24.563902	13.062257	-46.82%	16,428
2007	19.604737	24.563902	25.30%	10,355
2006	14.962124	19.604737	31.03%	9,478
2005	11.662449	14.962124	28.29%	1,820
2004	10.348693	11.662449	12.69%	0
2003	7.759258	10.348693	33.37%	0
2002*	10.000000	7.759258	-22.41%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.805007	7.562534	-14.11%	40
2010	8.319006	8.805007	5.84%	40
2009	6.563605	8.319006	26.74%	40
2008	11.703384	6.563605	-43.92%	40
2007	10.857171	11.703384	7.79%	40
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.533627	12.813421	-5.32%	3,806
2010	11.980071	13.533627	12.97%	7,694
2009	9.556444	11.980071	25.36%	19,191
2008	15.354325	9.556444	-37.76%	30,361
2007	14.705289	15.354325	4.41%	46,549
2006	12.767402	14.705289	15.18%	77,857
2005	12.002712	12.767402	6.37%	85,739
2004	10.681108	12.002712	12.37%	67,129
2003	8.218945	10.681108	29.96%	16,982
2002*	10.000000	8.218945	-17.81%	142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498208	12.678390	1.44%	17,339
2010	11.976342	12.498208	4.36%	17,539
2009	11.140488	11.976342	7.50%	22,401
2008	12.028901	11.140488	-7.39%	22,834
2007	11.583512	12.028901	3.85%	22,563
2006	11.071052	11.583512	4.63%	19,141
2005	10.873912	11.071052	1.81%	24,481
2004	10.543381	10.873912	3.13%	25,626
2003	9.914588	10.543381	6.34%	3,435
2002*	10.000000	9.914588	-0.85%	3

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.269596	13.072309	-1.49%	104,957
2010	12.139841	13.269596	9.31%	112,234
2009	10.339873	12.139841	17.41%	129,387
2008	13.660867	10.339873	-24.31%	146,884
2007	13.120417	13.660867	4.12%	151,082
2006	11.955598	13.120417	9.74%	138,043
2005	11.515594	11.955598	3.82%	138,382
2004	10.667735	11.515594	7.95%	101,718
2003	9.016631	10.667735	18.31%	70,099
2002*	10.000000	9.016631	-9.83%	16,536
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569976	13.089201	-3.54%	23,105
2010	12.203317	13.569976	11.20%	25,681
2009	9.954672	12.203317	22.59%	75,223
2008	14.723058	9.954672	-32.39%	75,236
2007	14.075186	14.723058	4.60%	102,266
2006	12.468670	14.075186	12.88%	104,846
2005	11.815958	12.468670	5.52%	161,169
2004	10.696293	11.815958	10.47%	154,990
2003	8.570137	10.696293	24.81%	76,106
2002*	10.000000	8.570137	-14.30%	17,412
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.060279	13.136785	0.59%	25,107
2010	12.212310	13.060279	6.94%	29,189
2009	10.816900	12.212310	12.90%	41,283
2008	12.919773	10.816900	-16.28%	34,610
2007	12.385198	12.919773	4.32%	39,075
2006	11.590666	12.385198	6.85%	30,656
2005	11.255804	11.590666	2.98%	31,844
2004	10.658362	11.255804	5.61%	20,117
2003	9.512081	10.658362	12.05%	13,773
2002*	10.000000	9.512081	-4.88%	3,008
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.867515	13.361565	-3.65%	99,757
2010	12.933335	13.867515	7.22%	110,093
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.090157	26.018843	-3.95%	18,963
2010	21.781329	27.090157	24.37%	25,349
2009	16.161541	21.781329	34.77%	30,665
2008	25.811450	16.161541	-37.39%	25,524
2007	24.352351	25.811450	5.99%	27,254
2006	22.485972	24.352351	8.30%	28,593
2005	20.353296	22.485972	10.48%	32,487
2004	17.845279	20.353296	14.05%	35,030
2003	13.447730	17.845279	32.70%	45,554
2002	16.111432	13.447730	-16.53%	21,240

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.493389	11.327199	-1.45%	54,586
2010	11.662474	11.493389	-1.45%	53,653
2009	11.829103	11.662474	-1.41%	72,708
2008	11.761601	11.829103	0.57%	151,648
2007	11.389731	11.761601	3.26%	152,675
2006	11.055984	11.389731	3.02%	87,111
2005	10.926674	11.055984	1.18%	56,477
2004	10.998203	10.926674	-0.65%	51,902
2003	11.090636	10.998203	-0.83%	70,174
2002	11.119112	11.090636	-0.26%	111,493
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.680829	16.311379	4.02%	5,890
2010	14.388142	15.680829	8.98%	6,248
2009	11.738054	14.388142	22.58%	7,654
2008	14.400908	11.738054	-18.49%	9,353
2007	13.967937	14.400908	3.10%	15,654
2006	13.518819	13.967937	3.32%	16,764
2005	13.424511	13.518819	0.70%	16,868
2004	12.786566	13.424511	4.99%	18,548
2003	11.572500	12.786566	10.49%	19,193
2002	10.953304	11.572500	5.65%	13,519
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.190058	8.208702	-10.68%	15,727
2010	8.177359	9.190058	12.38%	17,007
2009	6.080687	8.177359	34.48%	23,786
2008*	10.000000	6.080687	-39.19%	1,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.657454	12.944228	-17.33%	329
2010	14.972479	15.657454	4.57%	925
2009	11.701327	14.972479	27.96%	780
2008	22.125147	11.701327	-47.11%	1,773
2007	21.813054	22.125147	1.43%	4,309
2006	18.031528	21.813054	20.97%	4,245
2005	16.327943	18.031528	10.43%	4,495
2004	13.776777	16.327943	18.52%	3,282
2003*	10.000000	13.776777	37.77%	2,483
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.176149	8.780546	-4.31%	15,337
2010	8.060818	9.176149	13.84%	16,649
2009	6.302657	8.060818	27.90%	8,187
2008*	10.000000	6.302657	-36.97%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413311	9.664277	-7.19%	2,243
2010*	10.000000	10.413311	4.13%	2,326
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.771301	8.117705	-7.45%	1,259
2010	7.894107	8.771301	11.11%	2,049
2009	6.286901	7.894107	25.56%	2,733
2008*	10.000000	6.286901	-37.13%	1,588
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.736789	9.190016	-5.62%	36,271
2010	7.790588	9.736789	24.98%	45,788
2009	6.218621	7.790588	25.28%	53,998
2008*	10.000000	6.218621	-37.81%	411
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.144778	9.765885	-3.73%	19,672
2010	8.604649	10.144778	17.90%	27,802
2009	6.692181	8.604649	28.58%	41,597
2008*	10.000000	6.692181	-33.08%	852
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.770569	13.483308	-2.09%	4,885
2010	11.138481	13.770569	23.63%	5,350
2009	8.867311	11.138481	25.61%	8,731
2008	16.793597	8.867311	-47.20%	9,050
2007	15.528017	16.793597	8.15%	10,123
2006	15.266316	15.528017	1.71%	10,685
2005	14.330796	15.266316	6.53%	11,010
2004	12.821504	14.330796	11.77%	13
2003	9.689686	12.821504	32.32%	23,793
2002	14.738777	9.689686	-34.26%	14,754
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.418151	30.329013	-6.44%	12,140
2010	25.982239	32.418151	24.77%	13,217
2009	20.888577	25.982239	24.38%	16,775
2008	31.241186	20.888577	-33.14%	17,581
2007	34.051054	31.241186	-8.25%	21,347
2006	29.456548	34.051054	15.60%	22,448
2005	28.997596	29.456548	1.58%	32,023
2004	25.084829	28.997596	15.60%	35,379
2003	16.227347	25.084829	54.58%	39,490
2002	22.607355	16.227347	-28.22%	33,152

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.674761	25.758071	-6.93%	13,131
2010	22.407994	27.674761	23.50%	17,093
2009	16.880000	22.407994	32.75%	20,600
2008	27.711600	16.880000	-39.09%	23,037
2007	27.534538	27.711600	0.64%	22,129
2006	24.936594	27.534538	10.42%	21,258
2005	22.527605	24.936594	10.69%	30,650
2004	19.205589	22.527605	17.30%	32,455
2003	13.819838	19.205589	38.97%	29,400
2002	16.962886	13.819838	-18.53%	30,140
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.854736	11.744968	-0.93%	12,461
2010	10.602976	11.854736	11.81%	14,881
2009	8.532324	10.602976	24.27%	16,139
2008	14.814157	8.532324	-42.40%	16,955
2007	13.896397	14.814157	6.60%	24,920
2006	12.409166	13.896397	11.98%	31,929
2005	11.719115	12.409166	5.89%	37,707
2004	10.834968	11.719115	8.16%	47,542
2003	8.622061	10.834968	25.67%	52,105
2002	10.586142	8.622061	-18.55%	63,158
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.249704	9.708479	4.96%	46,123
2010	7.209649	9.249704	28.30%	52,251
2009	5.591616	7.209649	28.94%	55,571
2008*	10.000000	5.591616	-44.08%	1,551
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491270	10.473767	-0.17%	598
2010	10.394113	10.491270	0.93%	598
2009	9.846962	10.394113	5.56%	598
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528212	11.675592	-13.69%	507
2010	12.908002	13.528212	4.80%	1,057
2009*	10.000000	12.908002	29.08%	524
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.835488	11.393001	-3.74%	7,327
2010	10.373383	11.835488	14.09%	7,039
2009	8.188324	10.373383	26.69%	9,549
2008	13.187082	8.188324	-37.91%	10,468
2007	13.685555	13.187082	-3.64%	17,842
2006	11.980731	13.685555	14.23%	19,426
2005	11.661238	11.980731	2.74%	19,086
2004	10.070517	11.661238	15.80%	27,038
2003	7.774693	10.070517	29.53%	23,102
2002	10.539153	7.774693	-26.23%	13,973

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.410601	10.289693	-1.16%	373
2010	10.033500	10.410601	3.76%	1,536
2009	8.983830	10.033500	11.68%	2,205
2008	10.530103	8.983830	-14.68%	5,125
2007	10.199219	10.530103	3.24%	10,474
2006	9.931551	10.199219	2.70%	9,793
2005	9.933898	9.931551	-0.02%	10,441
2004	10.002124	9.933898	-0.68%	6,395
2003*	10.000000	10.002124	0.02%	2,435
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	140
2009	8.795299	11.391748	29.52%	492
2008	14.738047	8.795299	-40.32%	492
2007	13.897962	14.738047	6.04%	1,768
2006	12.402412	13.897962	12.06%	969
2005	11.776812	12.402412	5.31%	107
2004	10.549163	11.776812	11.64%	92
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	34,502
2008	19.014745	10.208982	-46.31%	34,940
2007	16.904209	19.014745	12.49%	45,599
2006	15.889314	16.904209	6.39%	60,907
2005	15.340269	15.889314	3.58%	77,157
2004	14.556280	15.340269	5.39%	80,059
2003	11.279831	14.556280	29.05%	80,392
2002	15.649321	11.279831	-27.92%	72,163
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.207036	19.171909	-9.60%	8,949
2010	18.554780	21.207036	14.29%	17,440
2009	13.477578	18.554780	37.67%	27,714
2008	22.867724	13.477578	-41.06%	30,695
2007	21.822967	22.867724	4.79%	34,941
2006	18.815041	21.822967	15.99%	35,111
2005	16.697062	18.815041	12.68%	42,026
2004	14.214155	16.697062	17.47%	41,938
2003*	10.000000	14.214155	42.14%	16,741

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.294223	12.015625	-9.62%	5,891
2010	11.632540	13.294223	14.28%	10,569
2009	8.444970	11.632540	37.75%	22,393
2008	14.327425	8.444970	-41.06%	14,222
2007	13.675231	14.327425	4.77%	18,610
2006	11.789981	13.675231	15.99%	16,679
2005	10.465531	11.789981	12.66%	33,022
2004	8.911680	10.465531	17.44%	34,601
2003	6.322604	8.911680	40.95%	55,757
2002	8.239576	6.322604	-23.27%	67,335
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.809693	2.716994	-3.30%	38,093
2010	2.485965	2.809693	13.02%	0
2009	1.990129	2.485965	24.91%	0
2008	9.567120	1.990129	-79.20%	0
2007*	10.000000	9.567120	-4.33%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.037459	2.923558	-3.75%	0
2010	2.684471	3.037459	13.15%	0
2009	2.173660	2.684471	23.50%	0
2008	10.342058	2.173660	-78.98%	0
2007	10.505732	10.342058	-1.56%	0
2006*	10.000000	10.505732	5.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.561894	13.363724	-1.46%	17,409
2010	11.852164	13.561894	14.43%	25,897
2009	9.374830	11.852164	26.43%	29,305
2008	15.460789	9.374830	-39.36%	29,891
2007	15.024833	15.460789	2.90%	31,699
2006	13.253841	15.024833	13.36%	36,790
2005	12.689909	13.253841	4.44%	44,010
2004	11.763806	12.689909	7.87%	47,635
2003	9.419845	11.763806	24.88%	55,534
2002	11.771303	9.419845	-19.98%	55,406
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805147	9.449469	-3.63%	359
2010	8.062226	9.805147	21.62%	493
2009	5.962922	8.062226	35.21%	0
2008	9.732608	5.962922	-38.73%	482
2007	9.997565	9.732608	-2.65%	394
2006*	10.000000	9.997565	-0.02%	158

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.247372	14.195058	-0.37%	16,963
2010	11.341777	14.247372	25.62%	23,629
2009	8.678735	11.341777	30.68%	36,722
2008	17.290851	8.678735	-49.81%	40,282
2007	16.501698	17.290851	4.78%	46,593
2006	16.263170	16.501698	1.47%	48,662
2005	14.690755	16.263170	10.70%	54,301
2004	12.445509	14.690755	18.04%	57,161
2003	10.055227	12.445509	23.77%	49,504
2002	14.130362	10.055227	-28.84%	39,739
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.705408	12.507049	6.85%	3,122
2010	10.859825	11.705408	7.79%	2,492
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.339656	11.288307	-0.45%	4,499
2010	10.939212	11.339656	3.66%	5,777
2009*	10.000000	10.939212	9.39%	3,104
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
2008	11.037872	10.113712	-8.37%	0
2007	10.123440	11.037872	9.03%	0
2006*	10.000000	10.123440	1.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
2008	11.112292	11.471211	3.23%	0
2007	10.370039	11.112292	7.16%	0
2006*	10.000000	10.370039	3.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.993935	-0.06%	27,096
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0
2008	11.265159	6.297828	-44.09%	0
2007	10.994500	11.265159	2.46%	0
2006*	10.000000	10.994500	9.95%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145936	9.595715	-5.42%	884
2010	9.197843	10.145936	10.31%	6,074
2009	7.876391	9.197843	16.78%	6,683
2008	12.773749	7.876391	-38.34%	7,023
2007	13.771001	12.773749	-7.24%	9,918
2006	11.520948	13.771001	19.53%	4,843
2005	10.934911	11.520948	5.36%	4,951
2004	9.803970	10.934911	11.54%	5,355
2003	8.047367	9.803970	21.83%	4,239
2002	10.162146	8.047367	-20.81%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077164	10.118073	-8.66%	914
2010	9.775883	11.077164	13.31%	7,492
2009	7.920369	9.775883	23.43%	6,430
2008	13.009929	7.920369	-39.12%	6,457
2007	12.935035	13.009929	0.58%	8,610
2006	11.341320	12.935035	14.05%	8,656
2005	10.778251	11.341320	5.22%	8,896
2004	9.772806	10.778251	10.29%	9,288
2003	7.903154	9.772806	23.66%	2,423
2002	10.184140	7.903154	-22.40%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533927	11.459676	8.79%	113
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	407
2007	10.399424	10.806679	3.92%	795
2006*	10.000000	10.399424	3.99%	197
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.516437	39.574208	5.48%	3,402
2010	34.687929	37.516437	8.15%	4,163
2009	27.031931	34.687929	28.32%	4,358
2008	32.261466	27.031931	-16.21%	3,519
2007	30.731273	32.261466	4.98%	3,758
2006	28.140902	30.731273	9.21%	929
2005	25.437438	28.140902	10.63%	980
2004	23.451931	25.437438	8.47%	4,861
2003	18.610910	23.451931	26.01%	5,755
2002	17.290213	18.610910	7.64%	3,520

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343809	12.666917	-5.07%	0
2010	12.811838	13.343809	4.15%	0
2009	9.809374	12.811838	30.61%	0
2008	17.975722	9.809374	-45.43%	0
2007	15.919012	17.975722	12.92%	0
2006	12.908221	15.919012	23.32%	0
2005	11.792352	12.908221	9.46%	0
2004	10.193349	11.792352	15.69%	0
2003	8.117559	10.193349	25.57%	0
2002*	10.000000	8.117559	-18.82%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.082272	40.312688	-26.81%	1,228
2010	44.064804	55.082272	25.00%	1,511
2009	20.974288	44.064804	110.09%	1,642
2008	60.431031	20.974288	-65.29%	2,099
2007	44.562351	60.431031	35.61%	3,343
2006	32.414752	44.562351	37.48%	3,279
2005	24.917339	32.414752	30.09%	3,464
2004	20.083913	24.917339	24.07%	3,515
2003	13.216913	20.083913	51.96%	4,338
2002	13.812362	13.216913	-4.31%	6,607
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	433
2005	19.153438	28.630638	49.48%	433
2004	15.664606	19.153438	22.43%	4,839
2003	10.964166	15.664606	42.87%	6,677
2002	11.450041	10.964166	-4.24%	3,600
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.592488	10.644721	-8.18%	736
2010	10.470439	11.592488	10.72%	736
2009	8.361699	10.470439	25.22%	736
2008	13.656011	8.361699	-38.77%	736
2007	12.603686	13.656011	8.35%	736
2006	11.249556	12.603686	12.04%	0
2005	10.496527	11.249556	7.17%	0
2004	9.712184	10.496527	8.08%	0
2003	7.301608	9.712184	33.01%	0
2002	9.678106	7.301608	-24.56%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.333716	15.357395	-5.98%	125
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.612263	15.852762	-9.99%	1,327
2010	14.124597	17.612263	24.69%	1,658
2009	10.051813	14.124597	40.52%	1,769
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530438	13.792695	10.07%	11,894
2010	12.101716	12.530438	3.54%	12,645
2009	11.147327	12.101716	8.56%	11,780
2008	11.499777	11.147327	-3.06%	9,065
2007	10.663455	11.499777	7.84%	5,423
2006	10.656245	10.663455	0.07%	4,388
2005	10.651623	10.656245	0.04%	5,018
2004	10.219974	10.651623	4.22%	10,108
2003*	10.000000	10.219974	2.20%	9,867
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.827425	13.028629	1.57%	4,820
2010	11.408680	12.827425	12.44%	7,254
2009	9.807567	11.408680	16.33%	9,296
2008	15.221926	9.807567	-35.57%	10,654
2007	15.465441	15.221926	-1.57%	16,612
2006	13.409003	15.465441	15.34%	13,182
2005	13.010107	13.409003	3.07%	21,556
2004	11.689405	13.010107	11.30%	21,225
2003	9.174309	11.689405	27.41%	22,911
2002	11.551890	9.174309	-20.58%	17,795
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.903854	11.644325	-2.18%	2,225
2010	10.133858	11.903854	17.47%	2,630
2009	7.917341	10.133858	28.00%	3,776
2008	10.625020	7.917341	-25.48%	3,536
2007	11.042287	10.625020	-3.78%	2,373
2006*	10.000000	11.042287	10.42%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	24,302
2008	19.798017	14.279047	-27.88%	33,332
2007	21.190011	19.798017	-6.57%	47,155
2006	18.129889	21.190011	16.88%	67,896
2005	17.523098	18.129889	3.46%	61,404
2004	15.559667	17.523098	12.62%	69,136
2003	12.249189	15.559667	27.03%	70,979
2002	14.232053	12.249189	-13.93%	79,064

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.034055	12.371587	-5.08%	7,459
2010	12.055694	13.034055	8.12%	5,270
2009*	10.000000	12.055694	20.56%	7,907
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.977337	14.836151	-0.94%	1,067
2010	12.084235	14.977337	23.94%	3,141
2009	9.812538	12.084235	23.15%	3,447
2008	14.420003	9.812538	-31.95%	4,435
2007	14.737340	14.420003	-2.15%	6,388
2006	13.076669	14.737340	12.70%	6,753
2005	12.379750	13.076669	5.63%	11,036
2004	10.311541	12.379750	20.06%	7,445
2003	7.597901	10.311541	35.72%	4,302
2002*	10.000000	7.597901	-24.02%	962
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148183	11.080282	-0.61%	14,128
2010	9.857382	11.148183	13.09%	15,395
2009	7.481911	9.857382	31.75%	15,763
2008	11.583691	7.481911	-35.41%	17,585
2007	10.911525	11.583691	6.16%	16,354
2006	10.143929	10.911525	7.57%	12,824
2005	9.938626	10.143929	2.07%	13,743
2004	9.499959	9.938626	4.62%	14,582
2003	7.654150	9.499959	24.12%	17,791
2002	10.936572	7.654150	-30.01%	18,256
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.771239	12.816278	0.35%	69,696
2010	11.290301	12.771239	13.12%	80,572
2009	9.072925	11.290301	24.44%	84,953
2008	14.654133	9.072925	-38.09%	103,020
2007	14.135644	14.654133	3.67%	105,975
2006	12.424711	14.135644	13.77%	73,172
2005	12.048127	12.424711	3.13%	110,780
2004	11.055229	12.048127	8.98%	127,107
2003	8.743455	11.055229	26.44%	129,995
2002	11.433642	8.743455	-23.53%	123,020
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.253495	15.305480	7.38%	12,272
2010	12.548318	14.253495	13.59%	12,794
2009	10.394501	12.548318	20.72%	14,224
2008	14.979668	10.394501	-30.61%	15,736
2007	14.196462	14.979668	5.52%	15,786
2006	12.373260	14.196462	14.74%	19,211
2005	12.034289	12.373260	2.82%	20,915
2004	11.630648	12.034289	3.47%	21,752
2003	9.744716	11.630648	19.35%	26,637
2002	11.878721	9.744716	-17.96%	46,233

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.425891	12.386660	-19.70%	0
2010	14.992717	15.425891	2.89%	0
2009	11.621468	14.992717	29.01%	0
2008	18.824119	11.621468	-38.26%	0
2007	18.350139	18.824119	2.58%	0
2006	15.195051	18.350139	20.76%	0
2005	13.786560	15.195051	10.22%	0
2004	11.661488	13.786560	18.22%	0
2003	8.682357	11.661488	34.31%	0
2002	10.042606	8.682357	-13.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.110522	9.428804	-15.14%	0
2010	8.600527	11.110522	29.18%	0
2009	6.927735	8.600527	24.15%	0
2008	11.270275	6.927735	-38.53%	0
2007	12.865824	11.270275	-12.40%	0
2006	12.586704	12.865824	2.22%	0
2005	12.077221	12.586704	4.22%	0
2004	11.012255	12.077221	9.67%	0
2003	8.489452	11.012255	29.72%	0
2002	10.656860	8.489452	-20.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.760573	15.877601	0.74%	11,538
2010	14.746442	15.760573	6.88%	20,293
2009	12.430716	14.746442	18.63%	24,258
2008	13.612057	12.430716	-8.68%	29,727
2007	13.114438	13.612057	3.79%	34,574
2006	12.782592	13.114438	2.60%	49,459
2005	12.810509	12.782592	-0.22%	51,776
2004	12.551247	12.810509	2.07%	55,156
2003	12.176693	12.551247	3.08%	91,479
2002	11.309545	12.176693	7.67%	96,464
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.258606	11.058581	-1.78%	9,089
2010	10.138614	11.258606	11.05%	626
2009	8.290592	10.138614	22.29%	3,619
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823369	10.541446	-2.60%	6,051
2010	9.594872	10.823369	12.80%	5,831
2009	7.564266	9.594872	26.84%	5,590
2008	11.412998	7.564266	-33.72%	1,744
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	36,956
2008	23.267756	13.151764	-43.48%	42,997
2007	20.104112	23.267756	15.74%	51,584
2006	18.289700	20.104112	9.92%	53,674
2005	15.890209	18.289700	15.10%	50,479
2004	13.986657	15.890209	13.61%	44,791
2003	11.062836	13.986657	26.43%	37,477
2002	12.400091	11.062836	-10.78%	35,257
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.291995	9.610780	-6.62%	13,856
2010	8.768775	10.291995	17.37%	14,137
2009	6.032463	8.768775	45.36%	7,663
2008	13.432461	6.032463	-55.09%	4,726
2007	9.364090	13.432461	43.45%	12,097
2006*	10.000000	9.364090	-6.36%	4,863
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.289703	14.196678	-0.65%	34,428
2010	12.605268	14.289703	13.36%	48,475
2009	9.841661	12.605268	28.08%	48,972
2008	17.439229	9.841661	-43.57%	56,151
2007	17.458770	17.439229	-0.11%	58,114
2006	14.760062	17.458770	18.28%	54,646
2005	14.168390	14.760062	4.18%	71,663
2004	12.914155	14.168390	9.71%	73,075
2003	10.068066	12.914155	28.27%	76,444
2002	12.314799	10.068066	-18.24%	90,090
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	6,862
2008	12.114380	5.362252	-55.74%	6,862
2007	9.996390	12.114380	21.19%	5,560
2006	9.637319	9.996390	3.73%	2,010
2005	8.987214	9.637319	7.23%	2,771
2004	8.522420	8.987214	5.45%	3,148
2003	6.672816	8.522420	27.72%	3,173
2002	8.676041	6.672816	-23.09%	3,173

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.418141	12.249518	-1.36%	23,997
2010	10.162366	12.418141	22.20%	29,726
2009	8.050949	10.162366	26.23%	31,306
2008	15.490725	8.050949	-48.03%	35,877
2007	12.396773	15.490725	24.96%	57,087
2006	11.791270	12.396773	5.14%	50,472
2005	11.327678	11.791270	4.09%	66,336
2004	11.136737	11.327678	1.71%	73,829
2003	8.514851	11.136737	30.79%	76,874
2002	12.384853	8.514851	-31.25%	76,572
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.358714	13.675392	2.37%	12,277
2010	11.918726	13.358714	12.08%	14,121
2009	8.416032	11.918726	41.62%	14,810
2008	11.402019	8.416032	-26.19%	23,748
2007	11.277015	11.402019	1.11%	25,519
2006	10.297247	11.277015	9.51%	30,376
2005	10.196357	10.297247	0.99%	32,182
2004	9.456304	10.196357	7.83%	30,282
2003	7.560980	9.456304	25.07%	41,473
2002	7.408079	7.560980	2.06%	26,041
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478372	11.758335	2.44%	2,058
2010	10.252397	11.478372	11.96%	5,230
2009	7.231511	10.252397	41.77%	7,677
2008	9.786127	7.231511	-26.10%	2,855
2007*	10.000000	9.786127	-2.14%	3,718
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679944	13.390631	5.60%	15,865
2010	11.954949	12.679944	6.06%	32,318
2009	10.492401	11.954949	13.94%	36,757
2008	11.020864	10.492401	-4.80%	18,003
2007	10.737396	11.020864	2.64%	30,099
2006	10.451062	10.737396	2.74%	29,296
2005	10.393570	10.451062	0.55%	23,986
2004	10.114979	10.393570	2.75%	20,651
2003*	10.000000	10.114979	1.15%	4,768
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.663733	10.257797	-12.05%	6,260
2010	9.200402	11.663733	26.77%	6,844
2009	6.671050	9.200402	37.92%	9,819
2008	11.196312	6.671050	-40.42%	11,069
2007	9.843302	11.196312	13.75%	4,788
2006*	10.000000	9.843302	-1.57%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.724428	12.820436	-18.47%	583
2010	14.128098	15.724428	11.30%	1,450
2009	11.344108	14.128098	24.54%	3,672
2008	20.517005	11.344108	-44.71%	4,253
2007	17.772964	20.517005	15.44%	2,425
2006	15.297418	17.772964	16.18%	1,965
2005	13.053223	15.297418	17.19%	4,641
2004	11.676982	13.053223	11.79%	5,728
2003	8.278081	11.676982	41.06%	6,140
2002	10.550644	8.278081	-21.54%	6,166
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.670234	11.950190	-18.54%	1,416
2010	13.178908	14.670234	11.32%	1,637
2009	10.577575	13.178908	24.59%	3,002
2008	19.135070	10.577575	-44.72%	3,702
2007	16.573237	19.135070	15.46%	4,167
2006	14.264458	16.573237	16.19%	6,625
2005	12.176620	14.264458	17.15%	9,463
2004	10.891962	12.176620	11.79%	11,295
2003	7.718997	10.891962	41.11%	10,590
2002*	10.000000	7.718997	-22.81%	10,123
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.488426	13.008694	-10.21%	184
2010	11.631741	14.488426	24.56%	239
2009	7.502620	11.631741	55.04%	1,124
2008	15.601198	7.502620	-51.91%	1,032
2007	15.000119	15.601198	4.01%	4,310
2006	13.105208	15.000119	14.46%	2,778
2005	12.972801	13.105208	1.02%	3,487
2004	11.554180	12.972801	12.28%	4,303
2003	7.433831	11.554180	55.43%	2,301
2002*	10.000000	7.433831	-25.66%	1,289
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655097	11.754372	0.85%	10,773
2010	10.501643	11.655097	10.98%	10,914
2009	7.862729	10.501643	33.56%	11,917
2008	11.347958	7.862729	-30.71%	8,793
2007	11.104529	11.347958	2.19%	8,937
2006*	10.000000	11.104529	11.05%	6,760
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338907	9.801171	-5.20%	1,125
2010	8.185954	10.338907	26.30%	1,685
2009	6.434554	8.185954	27.22%	2,184
2008	9.752789	6.434554	-34.02%	1,423
2007	10.143557	9.752789	-3.85%	1,404
2006*	10.000000	10.143557	1.44%	162

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181002	8.904117	-3.02%	1,312
2010	8.453884	9.181002	8.60%	3,306
2009	6.589253	8.453884	28.30%	3,372
2008*	10.000000	6.589253	-34.11%	1,312
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.393116	10.271464	-17.12%	220
2010	10.706574	12.393116	15.75%	0
2009	6.296301	10.706574	70.05%	870
2008	13.506531	6.296301	-53.38%	0
2007	10.655440	13.506531	26.76%	116
2006*	10.000000	10.655440	6.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
2008	17.859129	10.513161	-41.13%	0
2007	15.660044	17.859129	14.04%	0
2006	13.063390	15.660044	19.88%	0
2005	12.004163	13.063390	8.82%	0
2004	10.252048	12.004163	17.09%	0
2003	7.852023	10.252048	30.57%	0
2002*	10.000000	7.852023	-21.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446027	9.190757	-12.02%	166
2010	9.782597	10.446027	6.78%	2,009
2009	7.238892	9.782597	35.14%	4,663
2008	12.329457	7.238892	-41.29%	4,016
2007	10.843323	12.329457	13.71%	2,143
2006*	10.000000	10.843323	8.43%	1,207
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.725011	15.361112	-2.31%	8,097
2010	13.957379	15.725011	12.66%	12,740
2009	11.938945	13.957379	16.91%	8,312
2008	11.412418	11.938945	4.61%	8,007
2007	10.435795	11.412418	9.36%	3,607
2006*	10.000000	10.435795	4.36%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
2008	12.439008	7.549055	-39.31%	0
2007	11.598891	12.439008	7.24%	0
2006*	10.000000	11.598891	15.99%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0
2008	9.097298	5.379457	-40.87%	0
2007	10.312149	9.097298	-11.78%	0
2006*	10.000000	10.312149	3.12%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
2008	11.490037	8.239202	-28.29%	0
2007	11.001693	11.490037	4.44%	0
2006*	10.000000	11.001693	10.02%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
2008	11.527802	6.991427	-39.35%	0
2007	11.383794	11.527802	1.27%	0
2006*	10.000000	11.383794	13.84%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
2008	10.625490	7.328317	-31.03%	0
2007	10.568800	10.625490	0.54%	0
2006*	10.000000	10.568800	5.69%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0
2008	11.723275	7.091623	-39.51%	0
2007	10.796002	11.723275	8.59%	0
2006*	10.000000	10.796002	7.96%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
2008	10.777996	7.594298	-29.54%	0
2007	10.743245	10.777996	0.32%	0
2006*	10.000000	10.743245	7.43%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
2008	10.755028	5.590692	-48.02%	0
2007	10.340219	10.755028	4.01%	0
2006*	10.000000	10.340219	3.40%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
2008	9.992694	6.193861	-38.02%	0
2007	10.814168	9.992694	-7.60%	0
2006*	10.000000	10.814168	8.14%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.310308	8.982637	-12.88%	0
2010*	10.000000	10.310308	3.10%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.958281	12.756231	-1.56%	0
2010	12.008070	12.958281	7.91%	0
2009	9.502061	12.008070	26.37%	0
2008	13.809385	9.502061	-31.19%	0
2007	12.968239	13.809385	6.49%	0
2006	11.280955	12.968239	14.96%	0
2005	10.874565	11.280955	3.74%	0
2004	10.131479	10.874565	7.33%	0
2003	8.266851	10.131479	22.56%	0
2002	9.942134	8.266851	-16.85%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
2008	11.749454	8.260850	-29.69%	0
2007	10.665000	11.749454	10.17%	0
2006*	10.000000	10.665000	6.65%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
2008	11.850539	6.461002	-45.48%	0
2007	12.737583	11.850539	-6.96%	0
2006*	10.000000	12.737583	27.38%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
2008	21.053292	12.363328	-41.28%	0
2007	18.632898	21.053292	12.99%	0
2006	14.751026	18.632898	26.32%	0
2005	12.698388	14.751026	16.16%	0
2004	10.396068	12.698388	22.15%	0
2003	8.177656	10.396068	27.13%	0
2002*	10.000000	8.177656	-18.22%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.113881	-8.86%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.737900	20.783511	-8.60%	4,669
2010	21.241206	22.737900	7.05%	4,562
2009*	10.000000	21.241206	23.17%	5,717
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.456593	8.668397	-8.33%	79,798
2010	9.016324	9.456593	4.88%	94,144
2009	6.268928	9.016324	43.83%	98,747
2008	11.428589	6.268928	-45.15%	103,043
2007	8.492349	11.428589	34.58%	107,034
2006	7.901043	8.492349	7.48%	45,405
2005	7.126209	7.901043	10.87%	49,771
2004	6.132757	7.126209	16.20%	55,423
2003	5.178331	6.132757	18.43%	61,411
2002	6.253323	5.178331	-17.19%	64,157
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.871385	4.383012	-10.03%	12,020
2010	3.975587	4.871385	22.53%	12,946
2009	2.572472	3.975587	54.54%	13,486
2008	4.661468	2.572472	-44.81%	13,612
2007	3.888995	4.661468	19.86%	12,754
2006	3.661446	3.888995	6.21%	4,540
2005	3.332166	3.661446	9.88%	4,540
2004	3.363865	3.332166	-0.94%	13,957
2003	2.331479	3.363865	44.28%	18,403
2002	4.007355	2.331479	-41.82%	20,558
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.862684	11.238620	-33.35%	13,919
2010	13.693467	16.862684	23.14%	20,291
2009	7.763332	13.693467	76.39%	21,231
2008	16.499263	7.763332	-52.95%	23,944
2007	13.085427	16.499263	26.09%	24,428
2006	9.059618	13.085427	44.44%	12,550
2005	6.970674	9.059618	29.97%	13,894
2004	5.962587	6.970674	16.91%	19,751
2003	4.499478	5.962587	32.52%	25,083
2002	6.152979	4.499478	-26.87%	31,482

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183043	14.272624	0.63%	2,806
2010	11.663313	14.183043	21.60%	1,288
2009	9.345851	11.663313	24.80%	1,362
2008	14.205869	9.345851	-34.21%	1,108
2007	14.077968	14.205869	0.91%	1,108
2006	12.231867	14.077968	15.09%	1,823
2005	11.370133	12.231867	7.58%	3,207
2004*	10.000000	11.370133	13.70%	2,791
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343369	13.082318	-1.96%	2,630
2010	12.180267	13.343369	9.55%	2,706
2009	10.098507	12.180267	20.61%	1,870
2008	15.243699	10.098507	-33.75%	2,053
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	652
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735263	10.386610	-3.25%	1,758
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.700493	7.532835	-2.18%	618
2010	6.555835	7.700493	17.46%	701
2009	4.986558	6.555835	31.47%	437
2008	8.259649	4.986558	-39.63%	1,359
2007	7.015054	8.259649	17.74%	3,506
2006	6.707862	7.015054	4.58%	59,460
2005	6.394073	6.707862	4.91%	8,009
2004	6.001871	6.394073	6.53%	9
2003	4.590315	6.001871	30.75%	10,511
2002	6.538172	4.590315	-29.79%	9,616
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.901600	13.782052	-0.86%	19,166
2010	12.438437	13.901600	11.76%	27,992
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137186	10.078216	-0.58%	5,332
2010	9.187384	10.137186	10.34%	5,332
2009	7.557697	9.187384	21.56%	4,923
2008	10.926297	7.557697	-30.83%	4,745
2007	10.451726	10.926297	4.54%	4,745
2006*	10.000000	10.451726	4.52%	1,132
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835256	11.284076	4.14%	11,794
2010	10.378523	10.835256	4.40%	11,110
2009	9.395078	10.378523	10.47%	16,633
2008	10.582931	9.395078	-11.22%	9,335
2007	10.433824	10.582931	1.43%	9,583
2006*	10.000000	10.433824	4.34%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.174715	9.982671	-10.67%	2,683
2010	10.192912	11.174715	9.63%	2,843
2009	7.307804	10.192912	39.48%	1,866
2008	12.090799	7.307804	-39.56%	918
2007	10.734006	12.090799	12.64%	1,054
2006*	10.000000	10.734006	7.34%	860
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.889514	9.284769	-6.12%	19,151
2010	8.494561	9.889514	16.42%	13,875
2009	6.213995	8.494561	36.70%	14,329
2008	11.308815	6.213995	-45.05%	4,955
2007	10.261053	11.308815	10.21%	7,009
2006*	10.000000	10.261053	2.61%	5,153
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.406630	8.095662	-3.70%	9,287
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	1,804
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.408272	16.779774	2.26%	7,917
2010	14.721522	16.408272	11.46%	8,098
2009	10.236784	14.721522	43.81%	8,330
2008	14.432295	10.236784	-29.07%	9,454
2007	14.207908	14.432295	1.58%	9,844
2006	13.040874	14.207908	8.95%	13,404
2005	12.931102	13.040874	0.85%	19,395
2004	11.924059	12.931102	8.45%	28,397
2003	9.900524	11.924059	20.44%	29,132
2002	9.737236	9.900524	1.68%	22,276
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122323	13.418047	2.25%	3,913
2010	11.772757	13.122323	11.46%	4,411
2009	8.181762	11.772757	43.89%	4,846
2008	11.552447	8.181762	-29.18%	9,474
2007	11.369143	11.552447	1.61%	10,017
2006	10.435727	11.369143	8.94%	5,441
2005*	10.000000	10.435727	4.36%	5,470
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.801821	7.662684	-12.94%	14,036
2010	7.729430	8.801821	13.87%	13,867
2009	5.130170	7.729430	50.67%	13,808
2008*	10.000000	5.130170	-48.70%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.646129	9.199592	-4.63%	148
2010	7.924306	9.646129	21.73%	148
2009	6.116244	7.924306	29.56%	155
2008*	10.000000	6.116244	-38.84%	1,938
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151038	9.864594	-2.82%	1,624
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.731444	9.255266	-4.89%	8,361
2010	8.790510	9.731444	10.70%	8,361
2009	7.187575	8.790510	22.30%	8,361
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.607527	10.596201	-0.11%	1,318
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.941983	9.564729	-3.79%	7,158
2010	9.062813	9.941983	9.70%	8,528
2009	7.544912	9.062813	20.12%	9,927
2008*	10.000000	7.544912	-24.55%	11,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	1,396
2009	8.288260	9.607347	15.92%	1,364
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.124752	11.681023	5.00%	3,154
2010	10.549709	11.124752	5.45%	2,457
2009	9.845494	10.549709	7.15%	2,471
2008*	10.000000	9.845494	-1.55%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005371	12.540931	4.46%	397
2010	11.273445	12.005371	6.49%	206
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.320932	19.360919	-23.54%	487
2010	22.127024	25.320932	14.43%	1,312
2009	13.755036	22.127024	60.86%	1,358
2008	33.063004	13.755036	-58.40%	1,424
2007	23.058810	33.063004	43.39%	1,470
2006	17.121952	23.058810	34.67%	1,512
2005	13.104750	17.121952	30.65%	1,572
2004	11.018589	13.104750	18.93%	1,633
2003	6.768606	11.018589	62.79%	1,633
2002	8.106355	6.768606	-16.50%	1,688
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.013014	21.414507	-23.56%	4,155
2010	24.471320	28.013014	14.47%	4,208
2009	15.196467	24.471320	61.03%	5,137
2008	36.586463	15.196467	-58.46%	5,562
2007	25.521530	36.586463	43.36%	6,602
2006	18.960812	25.521530	34.60%	7,474
2005	14.510224	18.960812	30.67%	5,896
2004	12.198995	14.510224	18.95%	4,638
2003	7.495729	12.198995	62.75%	2,895
2002*	10.000000	7.495729	-25.04%	3,323
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.994272	15.841556	5.65%	35,598
2010	14.527898	14.994272	3.21%	44,834
2009	14.362980	14.527898	1.15%	82,549
2008	13.536704	14.362980	6.10%	82,781
2007	12.825824	13.536704	5.54%	56,332
2006	12.599616	12.825824	1.80%	57,016
2005	12.386709	12.599616	1.72%	70,750
2004	12.178075	12.386709	1.71%	80
2003	12.121079	12.178075	0.47%	123,664
2002	11.087778	12.121079	9.32%	133,187
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.595202	10.306277	-11.12%	1,580
2010	10.390629	11.595202	11.59%	1,458
2009	8.131881	10.390629	27.78%	1,458
2008	15.304786	8.131881	-46.87%	1,458
2007	12.221441	15.304786	25.23%	1,458
2006	9.330986	12.221441	30.98%	1,458
2005	7.274894	9.330986	28.26%	1,458
2004	6.467638	7.274894	12.48%	1,458
2003	4.841394	6.467638	33.59%	1,458
2002	6.476357	4.841394	-25.25%	1,458

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.551749	16.489599	-11.12%	854
2010	16.627569	18.551749	11.57%	1,117
2009	13.018102	16.627569	27.73%	2,817
2008	24.493336	13.018102	-46.85%	4,920
2007	19.558384	24.493336	25.23%	2,986
2006	14.934305	19.558384	30.96%	1,626
2005	11.646653	14.934305	28.23%	680
2004	10.339912	11.646653	12.64%	453
2003	7.756602	10.339912	33.30%	392
2002*	10.000000	7.756602	-22.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	248
2006*	10.000000	10.853520	8.54%	130
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.472382	12.748966	-5.37%	8,140
2010	11.931917	13.472382	12.91%	10,207
2009	9.522873	11.931917	25.30%	9,798
2008	15.308184	9.522873	-37.79%	14,028
2007	14.668581	15.308184	4.36%	28,020
2006	12.741978	14.668581	15.12%	21,388
2005	11.984875	12.741978	6.32%	21,388
2004	10.670649	11.984875	12.32%	21,388
2003	8.215054	10.670649	29.89%	21,388
2002*	10.000000	8.215054	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	2,974
2009*	10.000000	11.523426	15.23%	2,974
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441672	12.614655	1.39%	33,739
2010	11.928224	12.441672	4.30%	36,717
2009	11.101361	11.928224	7.45%	45,924
2008	11.992742	11.101361	-7.43%	49,955
2007	11.554601	11.992742	3.79%	2,850
2006	11.049006	11.554601	4.58%	4,329
2005	10.857746	11.049006	1.76%	11,590
2004	10.533052	10.857746	3.08%	12,730
2003	9.909899	10.533052	6.29%	12,387
2002*	10.000000	9.909899	-0.90%	1,737

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.209596	13.006607	-1.54%	111,113
2010	12.091079	13.209596	9.25%	119,595
2009	10.303566	12.091079	17.35%	145,126
2008	13.619819	10.303566	-24.35%	127,996
2007	13.087664	13.619819	4.07%	128,169
2006	11.931793	13.087664	9.69%	119,853
2005	11.498473	11.931793	3.77%	121,472
2004	10.657265	11.498473	7.89%	97,090
2003	9.012363	10.657265	18.25%	60,134
2002*	10.000000	9.012363	-9.88%	9,317
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.508611	13.023413	-3.59%	53,747
2010	12.154289	13.508611	11.14%	54,554
2009	9.919721	12.154289	22.53%	55,807
2008	14.678830	9.919721	-32.42%	41,051
2007	14.040065	14.678830	4.55%	45,108
2006	12.443859	14.040065	12.83%	39,155
2005	11.798411	12.443859	5.47%	48,665
2004	10.685816	11.798411	10.41%	43,783
2003	8.566085	10.685816	24.75%	16,960
2002*	10.000000	8.566085	-14.34%	9,598
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.001188	13.070731	0.53%	20,449
2010	12.163228	13.001188	6.89%	21,416
2009	10.778891	12.163228	12.84%	19,370
2008	12.880912	10.778891	-16.32%	21,396
2007	12.354247	12.880912	4.26%	66,393
2006	11.567555	12.354247	6.80%	21,371
2005	11.239043	11.567555	2.92%	19,799
2004	10.647898	11.239043	5.55%	18,616
2003	9.507569	10.647898	11.99%	9,636
2002*	10.000000	9.507569	-4.92%	1,794
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855790	13.343510	-3.70%	54,766
2010	12.928952	13.855790	7.17%	70,681
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.922228	25.844457	-4.00%	8,900
2010	21.657282	26.922228	24.31%	10,090
2009	16.077655	21.657282	34.70%	10,223
2008	25.690552	16.077655	-37.42%	11,240
2007	24.250660	25.690552	5.94%	10,674
2006	22.403405	24.250660	8.25%	11,787
2005	20.288824	22.403405	10.42%	14,734
2004	17.797782	20.288824	14.00%	16,493
2003	13.418734	17.797782	32.63%	18,139
2002	16.084876	13.418734	-16.58%	26,674

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.422145	11.251291	-1.50%	42,935
2010	11.596067	11.422145	-1.50%	53,239
2009	11.767718	11.596067	-1.46%	80,020
2008	11.706507	11.767718	0.52%	136,589
2007	11.342165	11.706507	3.21%	84,801
2006	11.015384	11.342165	2.97%	68,123
2005	10.892063	11.015384	1.13%	84,571
2004	10.968931	10.892063	-0.70%	102,875
2003	11.066732	10.968931	-0.88%	93,668
2002	11.100780	11.066732	-0.31%	135,868
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.583700	16.202156	3.97%	7,103
2010	14.306279	15.583700	8.93%	5,623
2009	11.677180	14.306279	22.51%	9,499
2008	14.333485	11.677180	-18.53%	18,441
2007	13.909639	14.333485	3.05%	20,067
2006	13.469205	13.909639	3.27%	17,101
2005	13.382009	13.469205	0.65%	17,507
2004	12.752538	13.382009	4.94%	8,912
2003	11.547565	12.752538	10.43%	7,493
2002	10.935239	11.547565	5.60%	3,912
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.177625	8.193431	-10.72%	60,195
2010	8.170431	9.177625	12.33%	71,009
2009	6.078619	8.170431	34.41%	73,736
2008*	10.000000	6.078619	-39.21%	1,909
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.596616	12.887386	-17.37%	262
2010	14.921868	15.596616	4.52%	232
2009	11.667697	14.921868	27.89%	941
2008	22.072817	11.667697	-47.14%	2,248
2007	21.772574	22.072817	1.38%	3,758
2006	18.007172	21.772574	20.91%	3,079
2005	16.314137	18.007172	10.38%	2,693
2004	13.772107	16.314137	18.46%	2,284
2003*	10.000000	13.772107	37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.163741	8.764236	-4.36%	8,057
2010	8.054001	9.163741	13.78%	8,286
2009	6.300524	8.054001	27.83%	423
2008*	10.000000	6.300524	-36.99%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.409772	9.656095	-7.24%	3,233
2010*	10.000000	10.409772	4.10%	3,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.723625	9.172945	-5.66%	25,562
2010	7.783988	9.723625	24.92%	30,885
2009	6.216511	7.783988	25.21%	33,654
2008*	10.000000	6.216511	-37.83%	596
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.131081	9.747754	-3.78%	34,087
2010	8.597378	10.131081	17.84%	44,782
2009	6.689909	8.597378	28.51%	47,843
2008*	10.000000	6.689909	-33.10%	1,383
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.689306	13.396958	-2.14%	4,186
2010	11.078364	13.689306	23.57%	4,400
2009	8.823919	11.078364	25.55%	5,496
2008	16.719936	8.823919	-47.23%	6,369
2007	15.467798	16.719936	8.10%	9,300
2006	15.214808	15.467798	1.66%	8,147
2005	14.289660	15.214808	6.47%	12,156
2004	12.791193	14.289660	11.71%	13,014
2003	9.671672	12.791193	32.25%	13,322
2002	14.718863	9.671672	-34.29%	11,968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.217265	30.125817	-6.49%	10,397
2010	25.834325	32.217265	24.71%	12,930
2009	20.780205	25.834325	24.32%	13,653
2008	31.094922	20.780205	-33.17%	18,392
2007	33.908952	31.094922	-8.30%	25,563
2006	29.348465	33.908952	15.54%	33,370
2005	28.905822	29.348465	1.53%	33,232
2004	25.018122	28.905822	15.54%	39,390
2003	16.192394	25.018122	54.51%	41,387
2002	22.570133	16.192394	-28.26%	34,290

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.503258	25.585480	-6.97%	14,323
2010	22.280410	27.503258	23.44%	17,636
2009	16.792408	22.280410	32.68%	19,266
2008	27.581842	16.792408	-39.12%	22,053
2007	27.419590	27.581842	0.59%	23,936
2006	24.845062	27.419590	10.36%	19,504
2005	22.456273	24.845062	10.64%	22,823
2004	19.154484	22.456273	17.24%	24,829
2003	13.790055	19.154484	38.90%	29,334
2002	16.934952	13.790055	-18.57%	30,992
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.781243	11.666244	-0.98%	22,784
2010	10.542591	11.781243	11.75%	25,832
2009	8.488044	10.542591	24.21%	25,216
2008	14.744782	8.488044	-42.43%	26,218
2007	13.838380	14.744782	6.55%	30,181
2006	12.363615	13.838380	11.93%	31,368
2005	11.682001	12.363615	5.83%	32,576
2004	10.806133	11.682001	8.11%	33,061
2003	8.603482	10.806133	25.60%	34,413
2002	10.568710	8.603482	-18.59%	39,500
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.237175	9.690417	4.91%	19,096
2010	7.203521	9.237175	28.23%	22,105
2009	5.589702	7.203521	28.87%	28,920
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	7,060
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.516785	11.659822	-13.74%	109
2010	12.903630	13.516785	4.75%	109
2009*	10.000000	12.903630	29.04%	115
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.762107	11.316625	-3.79%	8,664
2010	10.314299	11.762107	14.04%	8,055
2009	8.145827	10.314299	26.62%	8,424
2008	13.125312	8.145827	-37.94%	13,606
2007	13.628411	13.125312	-3.69%	25,134
2006	11.936752	13.628411	14.17%	28,572
2005	11.624315	11.936752	2.69%	30,214
2004	10.043723	11.624315	15.74%	21,791
2003	7.757941	10.043723	29.46%	13,413
2002	10.521790	7.757941	-26.27%	12,763

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370178	10.244547	-1.21%	1,687
2010	9.999600	10.370178	3.71%	3,935
2009	8.958025	9.999600	11.63%	5,993
2008	10.505182	8.958025	-14.73%	14,659
2007	10.180267	10.505182	3.19%	16,313
2006	9.918119	10.180267	2.64%	14,280
2005	9.925486	9.918119	-0.07%	12,030
2004	9.998725	9.925486	-0.73%	11,344
2003*	10.000000	9.998725	-0.01%	741
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	150
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	372
2006	13.512331	14.009236	3.68%	384
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	2,362
2006	11.862757	13.286513	12.00%	1,740
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	24,632
2008	18.925714	10.156003	-46.34%	31,304
2007	16.833637	18.925714	12.43%	36,498
2006	15.830998	16.833637	6.33%	42,374
2005	15.291700	15.830998	3.53%	46,910
2004	14.517548	15.291700	5.33%	59,150
2003	11.255526	14.517548	28.98%	66,079
2002	15.623539	11.255526	-27.96%	69,480
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.124693	19.087785	-9.64%	3,560
2010	18.492103	21.124693	14.24%	10,512
2009	13.438879	18.492103	37.60%	11,633
2008	22.813666	13.438879	-41.09%	17,069
2007	21.782493	22.813666	4.73%	19,252
2006	18.789648	21.782493	15.93%	21,809
2005	16.682960	18.789648	12.63%	24,243
2004	14.209351	16.682960	17.41%	25,155
2003*	10.000000	14.209351	42.09%	10,283

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.222428	11.944674	-9.66%	23,884
2010	11.575585	13.222428	14.23%	30,394
2009	8.407890	11.575585	37.68%	31,319
2008	14.271766	8.407890	-41.09%	35,677
2007	13.629059	14.271766	4.72%	38,350
2006	11.756121	13.629059	15.93%	28,775
2005	10.440758	11.756121	12.60%	32,538
2004	8.895100	10.440758	17.38%	34,234
2003	6.314040	8.895100	40.88%	43,895
2002	8.232600	6.314040	-23.30%	69,553
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.804484	2.710589	-3.35%	3,318
2010	2.482612	2.804484	12.97%	0
2009	1.988444	2.482612	24.85%	773
2008	9.563886	1.988444	-79.21%	242
2007*	10.000000	9.563886	-4.36%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.030282	2.915166	-3.80%	0
2010	2.679489	3.030282	13.09%	0
2009	2.170717	2.679489	23.44%	0
2008	10.333299	2.170717	-78.99%	0
2007	10.502191	10.333299	-1.61%	0
2006*	10.000000	10.502191	5.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.477836	13.274169	-1.51%	15,824
2010	11.784682	13.477836	14.37%	23,786
2009	9.326193	11.784682	26.36%	26,614
2008	15.388393	9.326193	-39.39%	30,555
2007	14.962113	15.388393	2.85%	38,647
2006	13.205210	14.962113	13.30%	38,982
2005	12.649738	13.205210	4.39%	42,610
2004	11.732516	12.649738	7.82%	42,795
2003	9.399555	11.732516	24.82%	47,833
2002	11.751920	9.399555	-20.02%	44,699
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781928	9.422319	-3.68%	1,202
2010	8.047221	9.781928	21.56%	362
2009	5.954845	8.047221	35.14%	7,009
2008	9.724370	5.954845	-38.76%	4,808
2007	9.994196	9.724370	-2.70%	4,536
2006*	10.000000	9.994196	-0.06%	530

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.159062	14.099927	-0.42%	9,768
2010	11.277175	14.159062	25.56%	14,994
2009	8.633683	11.277175	30.62%	15,121
2008	17.209838	8.633683	-49.83%	15,790
2007	16.432771	17.209838	4.73%	15,647
2006	16.203447	16.432771	1.42%	9,086
2005	14.644219	16.203447	10.65%	12,485
2004	12.412379	14.644219	17.98%	13,581
2003	10.033548	12.412379	23.71%	14,463
2002	14.107081	10.033548	-28.88%	17,912
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.695500	12.490136	6.79%	1,417
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.330057	11.273050	-0.50%	11,273
2010	10.935503	11.330057	3.61%	10,250
2009*	10.000000	10.935503	9.36%	8,665
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
2008	11.028989	10.100445	-8.42%	0
2007	10.120458	11.028989	8.98%	0
2006*	10.000000	10.120458	1.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
2008	11.103352	11.456166	3.18%	0
2007	10.366984	11.103352	7.10%	0
2006*	10.000000	10.366984	3.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.990587	-0.09%	10,976
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
2008	11.256238	6.289634	-44.12%	0
2007	10.991407	11.256238	2.41%	0
2006*	10.000000	10.991407	9.91%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.099054	9.546532	-5.47%	0
2010	9.159987	10.099054	10.25%	0
2009	7.847956	9.159987	16.72%	813
2008	12.734114	7.847956	-38.37%	813
2007	13.735284	12.734114	-7.29%	813
2006	11.496890	13.735284	19.47%	465
2005	10.917595	11.496890	5.31%	465
2004	9.793406	10.917595	11.48%	465
2003	8.042771	9.793406	21.77%	465
2002	10.161508	8.042771	-20.85%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.025988	10.066216	-8.70%	0
2010	9.735649	11.025988	13.25%	0
2009	7.891784	9.735649	23.36%	460
2008	12.969567	7.891784	-39.15%	460
2007	12.901475	12.969567	0.53%	460
2006	11.317614	12.901475	13.99%	460
2005	10.761179	11.317614	5.17%	460
2004	9.762273	10.761179	10.23%	460
2003	7.898637	9.762273	23.59%	460
2002	10.183502	7.898637	-22.44%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530386	11.450026	8.73%	44
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.885477	11.328212	4.07%	1,243
2010	10.314278	10.885477	5.54%	999
2009	9.550224	10.314278	8.00%	999
2008	10.797546	9.550224	-11.55%	1,312
2007	10.395936	10.797546	3.86%	1,247
2006*	10.000000	10.395936	3.96%	663
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.284043	39.309176	5.43%	31
2010	34.490539	37.284043	8.10%	62
2009	26.891737	34.490539	28.26%	315
2008	32.110447	26.891737	-16.25%	285
2007	30.603032	32.110447	4.93%	285
2006	28.037652	30.603032	9.15%	951
2005	25.356933	28.037652	10.57%	951
2004	23.389566	25.356933	8.41%	2,737
2003	18.570832	23.389566	25.95%	3,980
2002	17.261739	18.570832	7.58%	1,498

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.285251	12.604929	-5.12%	0
2010	12.762092	13.285251	4.10%	0
2009	9.776243	12.762092	30.54%	0
2008	17.924126	9.776243	-45.46%	0
2007	15.881416	17.924126	12.86%	0
2006	12.884245	15.881416	23.26%	0
2005	11.776394	12.884245	9.41%	0
2004	10.184725	11.776394	15.63%	0
2003	8.114795	10.184725	25.51%	0
2002*	10.000000	8.114795	-18.85%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.740934	40.042554	-26.85%	296
2010	43.813936	54.740934	24.94%	458
2009	20.865450	43.813936	109.98%	499
2008	60.148122	20.865450	-65.31%	1,209
2007	44.376351	60.148122	35.54%	1,335
2006	32.295777	44.376351	37.41%	1,543
2005	24.838435	32.295777	30.02%	1,585
2004	20.030473	24.838435	24.00%	1,824
2003	13.188423	20.030473	51.88%	3,580
2002	13.789595	13.188423	-4.36%	3,362
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	735
2007	34.980940	50.080524	43.17%	796
2006	28.525563	34.980940	22.63%	1,091
2005	19.092790	28.525563	49.40%	1,420
2004	15.602972	19.092790	22.37%	1,520
2003	10.940542	15.602972	42.62%	2,347
2002	11.431171	10.940542	-4.29%	8,599
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.525062	10.577450	-8.22%	1,609
2010	10.414816	11.525062	10.66%	1,609
2009	8.321500	10.414816	25.16%	1,609
2008	13.597276	8.321500	-38.80%	1,609
2007	12.555891	13.597276	8.29%	1,609
2006	11.212563	12.555891	11.98%	1,609
2005	10.467304	11.212563	7.12%	1,441
2004	9.690056	10.467304	8.02%	1,975
2003	7.288675	9.690056	32.95%	1,444
2002	9.665888	7.288675	-24.59%	1,444
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.319922	15.336646	-6.03%	6,709
2010	13.069260	16.319922	24.87%	6,792
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.534886	15.775111	-10.04%	7,662
2010	14.069675	17.534886	24.63%	9,915
2009	10.017824	14.069675	40.45%	8,010
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481724	13.732125	10.02%	18,919
2010	12.060795	12.481724	3.49%	16,476
2009	11.115274	12.060795	8.51%	15,361
2008	11.472534	11.115274	-3.11%	27,863
2007	10.643627	11.472534	7.79%	25,075
2006	10.641817	10.643627	0.02%	25,204
2005	10.642589	10.641817	-0.01%	17,990
2004	10.216492	10.642589	4.17%	38
2003*	10.000000	10.216492	2.16%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747859	12.941263	1.52%	31,494
2010	11.343661	12.747859	12.38%	45,808
2009	9.756634	11.343661	16.27%	58,038
2008	15.150584	9.756634	-35.60%	50,110
2007	15.400828	15.150584	-1.62%	61,541
2006	13.359736	15.400828	15.28%	63,715
2005	12.968874	13.359736	3.01%	75,016
2004	11.658279	12.968874	11.24%	80,097
2003	9.154526	11.658279	27.35%	85,571
2002	11.532853	9.154526	-20.62%	76,326
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.875646	11.610846	-2.23%	10,770
2010	10.114983	11.875646	17.41%	4,505
2009	7.906617	10.114983	27.93%	2,160
2008	10.616031	7.906617	-25.52%	5,107
2007	11.038582	10.616031	-3.83%	6,251
2006*	10.000000	11.038582	10.39%	4,942
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	88,447
2008	19.705270	14.204930	-27.91%	98,436
2007	21.101512	19.705270	-6.62%	105,602
2006	18.063317	21.101512	16.82%	138,085
2005	17.467591	18.063317	3.41%	170,271
2004	15.518266	17.467591	12.56%	177,917
2003	12.222795	15.518266	26.96%	181,023
2002	14.208598	12.222795	-13.98%	149,797

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023023	12.354851	-5.13%	27,677
2010	12.051594	13.023023	8.06%	39,212
2009*	10.000000	12.051594	20.52%	45,268
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.911599	14.763549	-0.99%	7,693
2010	12.037287	14.911599	23.88%	12,413
2009	9.779387	12.037287	23.09%	17,422
2008	14.378592	9.779387	-31.99%	20,366
2007	14.702514	14.378592	-2.20%	15,423
2006	13.052374	14.702514	12.64%	16,169
2005	12.363005	13.052374	5.58%	16,065
2004	10.302820	12.363005	20.00%	9,345
2003	7.595316	10.302820	35.65%	64,294
2002*	10.000000	7.595316	-24.05%	1,722
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079069	11.006002	-0.66%	6,558
2010	9.801238	11.079069	13.04%	6,870
2009	7.443071	9.801238	31.68%	14,644
2008	11.529422	7.443071	-35.44%	11,354
2007	10.865963	11.529422	6.11%	13,898
2006	10.106683	10.865963	7.51%	14,428
2005	9.907140	10.106683	2.01%	16,348
2004	9.474668	9.907140	4.56%	17,167
2003	7.637651	9.474668	24.05%	16,937
2002	10.918541	7.637651	-30.05%	23,018
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.692005	12.730304	0.30%	62,353
2010	11.225947	12.692005	13.06%	81,702
2009	9.025801	11.225947	24.38%	116,640
2008	14.585446	9.025801	-38.12%	115,796
2007	14.076570	14.585446	3.62%	128,840
2006	12.379057	14.076570	13.71%	140,653
2005	12.009933	12.379057	3.07%	174,638
2004	11.025774	12.009933	8.93%	198,695
2003	8.724586	11.025774	26.38%	225,318
2002	11.414791	8.724586	-23.57%	186,707
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.165149	15.202910	7.33%	20,525
2010	12.476865	14.165149	13.53%	25,104
2009	10.340571	12.476865	20.66%	34,403
2008	14.909523	10.340571	-30.64%	30,782
2007	14.137200	14.909523	5.46%	42,282
2006	12.327848	14.137200	14.68%	48,841
2005	11.996198	12.327848	2.76%	55,714
2004	11.599710	11.996198	3.42%	61,914
2003	9.723715	11.599710	19.29%	62,978
2002	11.859151	9.723715	-18.01%	46,815

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.354595	12.323159	-19.74%	629
2010	14.930985	15.354595	2.84%	629
2009	11.579494	14.930985	28.94%	6,562
2008	18.765692	11.579494	-38.29%	9,288
2007	18.302536	18.765692	2.53%	9,288
2006	15.163301	18.302536	20.70%	9,288
2005	13.764722	15.163301	10.16%	9,288
2004	11.648919	13.764722	18.16%	9,288
2003	8.677395	11.648919	34.24%	8,897
2002	10.041976	8.677395	-13.59%	1,234
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.059186	9.380481	-15.18%	1,735
2010	8.565128	11.059186	29.12%	1,735
2009	6.902705	8.565128	24.08%	4,203
2008	11.235284	6.902705	-38.56%	4,434
2007	12.832438	11.235284	-12.45%	4,434
2006	12.560403	12.832438	2.17%	4,434
2005	12.058079	12.560403	4.17%	4,434
2004	11.000389	12.058079	9.62%	4,434
2003	8.484609	11.000389	29.65%	3,696
2002	10.656194	8.484609	-20.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.667536	15.775874	0.69%	66,024
2010	14.666819	15.667536	6.82%	85,472
2009	12.369872	14.666819	18.57%	107,193
2008	13.552311	12.369872	-8.72%	104,980
2007	13.063536	13.552311	3.74%	137,578
2006	12.739427	13.063536	2.54%	166,883
2005	12.773711	12.739427	-0.27%	190,117
2004	12.521545	12.773711	2.01%	210,271
2003	12.154048	12.521545	3.02%	241,234
2002	11.294237	12.154048	7.61%	187,171
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.231942	11.026798	-1.83%	547
2010	10.119745	11.231942	10.99%	11,332
2009	8.279353	10.119745	22.23%	8,955
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	3,213
2006*	10.000000	10.494851	4.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797738	10.511160	-2.65%	7,150
2010	9.577005	10.797738	12.75%	6,531
2009	7.554008	9.577005	26.78%	882
2008	11.403328	7.554008	-33.76%	26,449
2007	10.514805	11.403328	8.45%	26,141
2006*	10.000000	10.514805	5.15%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	213
2009	7.030879	9.095709	29.37%	1,500
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
2006*	10.000000	10.534920	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	111,541
2008	23.158696	13.083461	-43.51%	116,053
2007	20.020089	23.158696	15.68%	135,154
2006	18.222498	20.020089	9.86%	154,003
2005	15.839841	18.222498	15.04%	158,333
2004	13.949406	15.839841	13.55%	144,384
2003	11.038967	13.949406	26.37%	150,133
2002	12.379644	11.038967	-10.83%	106,318
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.267563	9.583106	-6.67%	24,059
2010	8.752400	10.267563	17.31%	32,318
2009	6.024270	8.752400	45.29%	27,184
2008	13.421070	6.024270	-55.11%	31,840
2007	9.360928	13.421070	43.37%	27,953
2006*	10.000000	9.360928	-6.39%	5,019
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.201119	14.101524	-0.70%	77,252
2010	12.533482	14.201119	13.31%	90,487
2009	9.790590	12.533482	28.02%	134,036
2008	17.357577	9.790590	-43.59%	140,728
2007	17.385893	17.357577	-0.16%	173,294
2006	14.705887	17.385893	18.22%	212,085
2005	14.123525	14.705887	4.12%	229,217
2004	12.879796	14.123525	9.66%	234,343
2003	10.046372	12.879796	28.20%	261,155
2002	12.294512	10.046372	-18.29%	173,540
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	13,125
2008	12.057582	5.334388	-55.76%	13,676
2007	9.954596	12.057582	21.13%	14,246
2006	9.601897	9.954596	3.67%	15,750
2005	8.958732	9.601897	7.18%	16,313
2004	8.499719	8.958732	5.40%	16,915
2003	6.658420	8.499719	27.65%	18,338
2002	8.661731	6.658420	-23.13%	19,282

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.341186	12.167452	-1.41%	98,404
2010	10.104505	12.341186	22.14%	79,103
2009	8.009173	10.104505	26.16%	93,433
2008	15.418206	8.009173	-48.05%	51,891
2007	12.345038	15.418206	24.89%	51,529
2006	11.748014	12.345038	5.08%	57,073
2005	11.291830	11.748014	4.04%	75,321
2004	11.107117	11.291830	1.66%	80,930
2003	8.496503	11.107117	30.73%	88,111
2002	12.364452	8.496503	-31.28%	82,785
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.275911	13.583756	2.32%	19,442
2010	11.850852	13.275911	12.02%	21,363
2009	8.372353	11.850852	41.55%	25,914
2008	11.348609	8.372353	-26.23%	22,677
2007	11.229923	11.348609	1.06%	30,409
2006	10.259436	11.229923	9.46%	55,046
2005	10.164065	10.259436	0.94%	58,981
2004	9.431127	10.164065	7.77%	66,141
2003	7.544684	9.431127	25.00%	86,834
2002	7.395859	7.544684	2.01%	51,680
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.457005	11.730502	2.39%	9,243
2010	10.238503	11.457005	11.90%	12,219
2009	7.225384	10.238503	41.70%	22,528
2008	9.782807	7.225384	-26.14%	11,389
2007*	10.000000	9.782807	-2.17%	11,418
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.630703	13.331876	5.55%	32,339
2010	11.914564	12.630703	6.01%	25,491
2009	10.462273	11.914564	13.88%	21,944
2008	10.994792	10.462273	-4.84%	29,737
2007	10.717458	10.994792	2.59%	31,742
2006	10.436937	10.717458	2.69%	32,285
2005	10.384779	10.436937	0.50%	26,781
2004	10.111553	10.384779	2.70%	8,856
2003*	10.000000	10.111553	1.12%	5,209
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636116	10.228324	-12.10%	17,039
2010	9.183259	11.636116	26.71%	16,367
2009	6.662004	9.183259	37.85%	19,013
2008	11.186819	6.662004	-40.45%	12,184
2007	9.839985	11.186819	13.69%	22,153
2006*	10.000000	9.839985	-1.60%	9,955

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.626882	12.734439	-18.51%	2,027
2010	14.047583	15.626882	11.24%	2,417
2009	11.285190	14.047583	24.48%	2,732
2008	20.420848	11.285190	-44.74%	4,120
2007	17.698704	20.420848	15.38%	2,442
2006	15.241215	17.698704	16.12%	2,465
2005	13.011854	15.241215	17.13%	5,869
2004	11.645888	13.011854	11.73%	7,251
2003	8.260228	11.645888	40.99%	7,273
2002	10.533247	8.260228	-21.58%	7,970
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.605820	11.891669	-18.58%	10,233
2010	13.127680	14.605820	11.26%	18,588
2009	10.541812	13.127680	24.53%	20,129
2008	19.080088	10.541812	-44.75%	24,771
2007	16.534063	19.080088	15.40%	23,768
2006	14.237947	16.534063	16.13%	28,794
2005	12.160149	14.237947	17.09%	26,302
2004	10.882746	12.160149	11.74%	29,390
2003	7.716368	10.882746	41.03%	16,224
2002*	10.000000	7.716368	-22.84%	8,197
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.424782	12.944989	-10.26%	83
2010	11.586518	14.424782	24.50%	258
2009	7.477240	11.586518	54.96%	4,309
2008	15.556357	7.477240	-51.93%	3,792
2007	14.964645	15.556357	3.95%	3,764
2006	13.080838	14.964645	14.40%	4,316
2005	12.955237	13.080838	0.97%	11,200
2004	11.544394	12.955237	12.22%	9,798
2003	7.431305	11.544394	55.35%	2,765
2002*	10.000000	7.431305	-25.69%	64,476
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.627489	11.720588	0.80%	15,642
2010	10.482089	11.627489	10.93%	16,239
2009	7.852078	10.482089	33.49%	28,278
2008	11.338348	7.852078	-30.75%	6,114
2007	11.100789	11.338348	2.14%	14,675
2006*	10.000000	11.100789	11.01%	5,562
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.314430	9.773009	-5.25%	21,671
2010	8.170719	10.314430	26.24%	5,571
2009	6.425835	8.170719	27.15%	11,703
2008	9.744526	6.425835	-34.06%	8,309
2007	10.140131	9.744526	-3.90%	12,600
2006*	10.000000	10.140131	1.40%	6,120

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.168592	8.887578	-3.06%	840
2010	8.446738	9.168592	8.55%	13,251
2009	6.587021	8.446738	28.23%	13,337
2008*	10.000000	6.587021	-34.13%	2,272
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.363780	10.241958	-17.16%	8,068
2010	10.686648	12.363780	15.69%	9,761
2009	6.287761	10.686648	69.96%	9,754
2008	13.495083	6.287761	-53.41%	4,474
2007	10.651851	13.495083	26.69%	9,789
2006*	10.000000	10.651851	6.52%	3,693
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
2008	17.807816	10.477627	-41.16%	0
2007	15.623013	17.807816	13.98%	0
2006	13.039095	15.623013	19.82%	0
2005	11.987900	13.039095	8.77%	0
2004	10.243358	11.987900	17.03%	0
2003	7.849352	10.243358	30.50%	0
2002*	10.000000	7.849352	-21.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421304	9.164360	-12.06%	1,801
2010	9.764383	10.421304	6.73%	11,402
2009	7.229077	9.764383	35.07%	12,197
2008	12.319021	7.229077	-41.32%	8,571
2007	10.839679	12.319021	13.65%	12,043
2006*	10.000000	10.839679	8.40%	4,647
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.687782	15.316987	-2.36%	29,185
2010	13.931412	15.687782	12.61%	41,111
2009	11.922782	13.931412	16.85%	40,603
2008	11.402754	11.922782	4.56%	12,314
2007	10.432283	11.402754	9.30%	7,494
2006*	10.000000	10.432283	4.32%	1,824
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
2008	12.429150	7.539232	-39.34%	0
2007	11.595612	12.429150	7.19%	0
2006*	10.000000	11.595612	15.96%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0
2008	9.090064	5.372434	-40.90%	0
2007	10.309227	9.090064	-11.83%	0
2006*	10.000000	10.309227	3.09%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
2008	11.480932	8.228485	-28.33%	0
2007	10.998587	11.480932	4.39%	0
2006*	10.000000	10.998587	9.99%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
2008	11.518668	6.982338	-39.38%	0
2007	11.380584	11.518668	1.21%	0
2006*	10.000000	11.380584	13.81%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
2008	10.617056	7.318776	-31.07%	0
2007	10.565815	10.617056	0.48%	0
2006*	10.000000	10.565815	5.66%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0
2008	11.713981	7.082398	-39.54%	0
2007	10.792948	11.713981	8.53%	0
2006*	10.000000	10.792948	7.93%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
2008	10.769443	7.584413	-29.57%	0
2007	10.740205	10.769443	0.27%	0
2006*	10.000000	10.740205	7.40%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
2008	10.746502	5.583414	-48.04%	0
2007	10.337299	10.746502	3.96%	0
2006*	10.000000	10.337299	3.37%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
2008	9.984781	6.185807	-38.05%	0
2007	10.811115	9.984781	-7.64%	0
2006*	10.000000	10.811115	8.11%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.309449	8.977342	-12.92%	0
2010*	10.000000	10.309449	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.284264	11.008509	-2.44%	1,137
2010*	10.000000	11.284264	12.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.898388	12.690841	-1.61%	8,256
2010	11.958638	12.898388	7.86%	14,013
2009	9.467739	11.958638	26.31%	12,412
2008	13.766503	9.467739	-31.23%	13,357
2007	12.934570	13.766503	6.43%	21,650
2006	11.257364	12.934570	14.90%	23,053
2005	10.857313	11.257364	3.68%	8,713
2004	10.120540	10.857313	7.28%	10,955
2003	8.262126	10.120540	22.49%	10,183
2002	9.941509	8.262126	-16.89%	4,739
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
2008	11.740142	8.250100	-29.73%	0
2007	10.661992	11.740142	10.11%	0
2006*	10.000000	10.661992	6.62%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
2008	11.841142	6.452593	-45.51%	0
2007	12.733986	11.841142	-7.01%	0
2006*	10.000000	12.733986	27.34%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
2008	20.992749	12.321506	-41.31%	0
2007	18.588802	20.992749	12.93%	0
2006	14.723563	18.588802	26.25%	0
2005	12.681165	14.723563	16.11%	0
2004	10.387244	12.681165	22.08%	0
2003	8.174876	10.387244	27.06%	0
2002*	10.000000	8.174876	-18.25%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.110762	-8.89%	854
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.621790	20.666910	-8.64%	17,017
2010	21.143472	22.621790	6.99%	15,187
2009*	10.000000	21.143472	23.11%	19,169
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.404273	8.616078	-8.38%	50,647
2010	8.971001	9.404273	4.83%	72,412
2009	6.240588	8.971001	43.75%	94,789
2008	11.382719	6.240588	-45.17%	77,860
2007	8.462578	11.382719	34.51%	65,911
2006	7.877344	8.462578	7.43%	61,916
2005	7.108411	7.877344	10.82%	79,725
2004	6.120554	7.108411	16.14%	93,789
2003	5.170642	6.120554	18.37%	103,643
2002	6.247210	5.170642	-17.23%	115,811
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.844460	4.356575	-10.07%	2,012
2010	3.955620	4.844460	22.47%	2,029
2009	2.560843	3.955620	54.47%	8,106
2008	4.642758	2.560843	-44.84%	11,399
2007	3.875357	4.642758	19.80%	11,537
2006	3.650452	3.875357	6.16%	7,921
2005	3.323846	3.650452	9.83%	8,424
2004	3.357170	3.323846	-0.99%	8,798
2003	2.328014	3.357170	44.21%	11,384
2002	4.003432	2.328014	-41.85%	15,294
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.769353	11.170745	-33.39%	9,005
2010	13.624574	16.769353	23.08%	13,238
2009	7.728195	13.624574	76.30%	17,478
2008	16.432956	7.728195	-52.97%	17,734
2007	13.039486	16.432956	26.02%	19,602
2006	9.032380	13.039486	44.36%	16,852
2005	6.953235	9.032380	29.90%	18,854
2004	5.950696	6.953235	16.85%	21,616
2003	4.492787	5.950696	32.45%	31,283
2002	6.146956	4.492787	-26.91%	45,369

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.135167	14.217234	0.58%	120
2010	11.629845	14.135167	21.54%	697
2009	9.323754	11.629845	24.73%	1,403
2008	14.179487	9.323754	-34.24%	9,941
2007	14.059007	14.179487	0.86%	8,343
2006	12.221585	14.059007	15.03%	13,376
2005	11.366319	12.221585	7.52%	21,060
2004*	10.000000	11.366319	13.66%	7,787
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.284731	13.018232	-2.01%	6,624
2010	12.132886	13.284731	9.49%	7,093
2009	10.064340	12.132886	20.55%	8,758
2008	15.199863	10.064340	-33.79%	6,277
2007	14.350718	15.199863	5.92%	11,923
2006	12.095679	14.350718	18.64%	8,321
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731658	10.377863	-3.30%	9,183
2010*	10.000000	10.731658	7.32%	203
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.652723	7.482312	-2.23%	7,894
2010	6.518468	7.652723	17.40%	7,587
2009	4.960659	6.518468	31.40%	11,289
2008	8.220945	4.960659	-39.66%	15,724
2007	6.985741	8.220945	17.68%	18,517
2006	6.683217	6.985741	4.53%	38,347
2005	6.373790	6.683217	4.85%	37,999
2004	5.985870	6.373790	6.48%	36,395
2003	4.580410	5.985870	30.68%	18,660
2002	6.527385	4.580410	-29.83%	15,286
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.889833	13.763403	-0.91%	41,349
2010	12.434223	13.889833	11.71%	64,764
2009*	10.000000	12.434223	24.34%	59
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.113208	10.049284	-0.63%	15,449
2010	9.170310	10.113208	10.28%	14,599
2009	7.547477	9.170310	21.50%	17,775
2008	10.917058	7.547477	-30.87%	18,634
2007	10.448212	10.917058	4.49%	12,920
2006*	10.000000	10.448212	4.48%	4,332
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.809588	11.251651	4.09%	10,281
2010	10.359202	10.809588	4.35%	11,068
2009	9.382348	10.359202	10.41%	16,176
2008	10.573953	9.382348	-11.27%	4,074
2007	10.430304	10.573953	1.38%	13,641
2006*	10.000000	10.430304	4.30%	1,579

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148227	9.953969	-10.71%	19,232
2010	10.173918	11.148227	9.58%	22,524
2009	7.297903	10.173918	39.41%	22,884
2008	12.080556	7.297903	-39.59%	19,568
2007	10.730389	12.080556	12.58%	18,668
2006*	10.000000	10.730389	7.30%	229
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.866054	9.258052	-6.16%	14,314
2010	8.478706	9.866054	16.36%	24,239
2009	6.205551	8.478706	36.63%	24,436
2008	11.299224	6.205551	-45.08%	8,248
2007	10.257600	11.299224	10.15%	5,548
2006*	10.000000	10.257600	2.58%	2,809
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390989	8.076510	-3.75%	11,801
2010	7.680104	8.390989	9.26%	15,172
2009	5.969082	7.680104	28.66%	14,335
2008	9.789543	5.969082	-39.03%	4,286
2007*	10.000000	9.789543	-2.10%	203
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306504	16.667245	2.21%	10,208
2010	14.637649	16.306504	11.40%	21,294
2009	10.183633	14.637649	43.74%	24,770
2008	14.364668	10.183633	-29.11%	30,520
2007	14.148553	14.364668	1.53%	30,890
2006	12.992981	14.148553	8.89%	41,393
2005	12.890147	12.992981	0.80%	56,497
2004	11.892325	12.890147	8.39%	86,639
2003	9.879176	11.892325	20.38%	86,973
2002	9.721174	9.879176	1.63%	73,276
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.084641	13.372759	2.20%	12,250
2010	11.744906	13.084641	11.41%	14,266
2009	8.166545	11.744906	43.82%	12,427
2008	11.536825	8.166545	-29.21%	16,976
2007	11.359568	11.536825	1.56%	15,971
2006	10.432214	11.359568	8.89%	17,521
2005*	10.000000	10.432214	4.32%	13,981
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.789917	7.648433	-12.99%	42,571
2010	7.722891	8.789917	13.82%	50,717
2009	5.128430	7.722891	50.59%	68,550
2008*	10.000000	5.128430	-48.72%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.633034	9.182447	-4.68%	1,198
2010	7.917563	9.633034	21.67%	1,013
2009	6.114157	7.917563	29.50%	4,873
2008*	10.000000	6.114157	-38.86%	6,198
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.135711	8.420665	-7.83%	3,975
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137305	9.846262	-2.87%	5,752
2010	9.326349	10.137305	8.70%	33,528
2009	7.906100	9.326349	17.96%	5,938
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718279	9.238068	-4.94%	1,829
2010	8.783074	9.718279	10.65%	3,913
2009	7.185138	8.783074	22.24%	5,225
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593192	10.576522	-0.16%	23,141
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	8,095
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928511	9.546924	-3.84%	2,587
2010	9.055130	9.928511	9.65%	7,360
2009	7.542347	9.055130	20.06%	4,774
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.484680	8.901724	-6.15%	6,378
2010	8.502192	9.484680	11.56%	13,066
2009	6.822678	8.502192	24.62%	3,671
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109700	11.659313	4.95%	1,301
2010	10.540779	11.109700	5.40%	3,361
2009	9.842156	10.540779	7.10%	8,820
2008*	10.000000	9.842156	-1.58%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	54
2009	13.697545	22.023367	60.78%	54
2008	32.941605	13.697545	-58.42%	125
2007	22.985864	32.941605	43.31%	190
2006	17.076429	22.985864	34.61%	190
2005	13.076523	17.076429	30.59%	538
2004	11.000440	13.076523	18.87%	542
2003	6.760886	11.000440	62.71%	542
2002	8.101230	6.760886	-16.54%	542
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.890003	21.309650	-23.59%	11,538
2010	24.376212	27.890003	14.41%	13,815
2009	15.145084	24.376212	60.95%	15,338
2008	36.481374	15.145084	-58.49%	11,864
2007	25.461205	36.481374	43.28%	17,684
2006	18.925563	25.461205	34.53%	17,212
2005	14.490577	18.925563	30.61%	13,970
2004	12.188660	14.490577	18.89%	10,147
2003	7.493172	12.188660	62.66%	3,899
2002*	10.000000	7.493172	-25.07%	2,299
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901345	15.735406	5.60%	103,196
2010	14.445190	14.901345	3.16%	126,713
2009	14.288471	14.445190	1.10%	148,036
2008	13.473320	14.288471	6.05%	201,072
2007	12.772282	13.473320	5.49%	148,836
2006	12.553370	12.772282	1.74%	185,598
2005	12.347500	12.553370	1.67%	251,526
2004	12.145681	12.347500	1.66%	258,630
2003	12.094979	12.145681	0.42%	354,824
2002	11.069522	12.094979	9.26%	389,499
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.535018	10.247577	-11.16%	1,539
2010	10.341937	11.535018	11.54%	844
2009	8.097881	10.341937	27.71%	870
2008	15.248556	8.097881	-46.89%	870
2007	12.182757	15.248556	25.17%	929
2006	9.306171	12.182757	30.91%	929
2005	7.259219	9.306171	28.20%	929
2004	6.456972	7.259219	12.42%	929
2003	4.835860	6.456972	33.52%	929
2002	6.472249	4.835860	-25.28%	929

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.470280	16.408861	-11.16%	6,968
2010	16.562944	18.470280	11.52%	5,231
2009	12.974091	16.562944	27.66%	9,255
2008	24.422976	12.974091	-46.88%	10,804
2007	19.512150	24.422976	25.17%	4,950
2006	14.906551	19.512150	30.90%	6,187
2005	11.630897	14.906551	28.16%	10,356
2004	10.331173	11.630897	12.58%	2,046
2003	7.753975	10.331173	33.24%	644
2002*	10.000000	7.753975	-22.46%	57
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	1,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411457	12.684886	-5.42%	32,764
2010	11.883980	13.411457	12.85%	30,253
2009	9.489423	11.883980	25.23%	49,190
2008	15.262171	9.489423	-37.82%	45,465
2007	14.631960	15.262171	4.31%	32,884
2006	12.716604	14.631960	15.06%	36,468
2005	11.967058	12.716604	6.26%	35,649
2004	10.660201	11.967058	12.26%	36,463
2003	8.211169	10.660201	29.83%	31,537
2002*	10.000000	8.211169	-17.89%	6,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.454099	12.369957	-0.68%	17,025
2010	11.519523	12.454099	8.11%	17,025
2009*	10.000000	11.519523	15.20%	20,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.385415	12.551261	1.34%	40,251
2010	11.880314	12.385415	4.25%	44,669
2009	11.062388	11.880314	7.39%	65,559
2008	11.956703	11.062388	-7.48%	82,094
2007	11.525753	11.956703	3.74%	63,539
2006	11.027002	11.525753	4.52%	45,332
2005	10.841616	11.027002	1.71%	61,520
2004	10.522733	10.841616	3.03%	54,500
2003	9.905214	10.522733	6.23%	76,050
2002*	10.000000	9.905214	-0.95%	34,497

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.149831	12.941207	-1.59%	114,087
2010	12.042482	13.149831	9.20%	230,943
2009	10.267363	12.042482	17.29%	307,393
2008	13.578871	10.267363	-24.39%	340,916
2007	13.054979	13.578871	4.01%	359,733
2006	11.908017	13.054979	9.63%	304,902
2005	11.481376	11.908017	3.72%	361,037
2004	10.646835	11.481376	7.84%	387,294
2003	9.008104	10.646835	18.19%	413,056
2002*	10.000000	9.008104	-9.92%	144,365
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.447508	12.957945	-3.64%	328,215
2010	12.105449	13.447508	11.09%	349,332
2009	9.884870	12.105449	22.46%	425,750
2008	14.634701	9.884870	-32.46%	296,771
2007	14.005009	14.634701	4.50%	317,210
2006	12.419064	14.005009	12.77%	426,728
2005	11.780866	12.419064	5.42%	395,394
2004	10.675348	11.780866	10.36%	409,197
2003	8.562027	10.675348	24.68%	268,923
2002*	10.000000	8.562027	-14.38%	134,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.942376	13.005015	0.48%	67,678
2010	12.114345	12.942376	6.84%	80,498
2009	10.741025	12.114345	12.79%	103,032
2008	12.842197	10.741025	-16.36%	156,905
2007	12.323405	12.842197	4.21%	171,637
2006	11.544509	12.323405	6.75%	171,787
2005	11.222329	11.544509	2.87%	182,478
2004	10.637462	11.222329	5.50%	177,728
2003	9.503076	10.637462	11.94%	165,342
2002*	10.000000	9.503076	-4.97%	40,829
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.844074	13.325468	-3.75%	121,462
2010	12.924568	13.844074	7.11%	162,924
2009*	10.000000	12.924568	29.25%	139
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.755359	25.671249	-4.05%	30,436
2010	21.533962	26.755359	24.25%	38,647
2009	15.994221	21.533962	34.64%	59,107
2008	25.570254	15.994221	-37.45%	56,559
2007	24.149432	25.570254	5.88%	58,771
2006	22.321192	24.149432	8.19%	65,230
2005	20.224594	22.321192	10.37%	78,705
2004	17.750446	20.224594	13.94%	88,080
2003	13.389824	17.750446	32.57%	90,893
2002	16.058378	13.389824	-16.62%	67,019

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.351307	11.175846	-1.55%	60,087
2010	11.530003	11.351307	-1.55%	73,850
2009	11.706618	11.530003	-1.51%	137,599
2008	11.651639	11.706618	0.47%	166,795
2007	11.294770	11.651639	3.16%	96,734
2006	10.974911	11.294770	2.91%	125,068
2005	10.857538	10.974911	1.08%	115,427
2004	10.939717	10.857538	-0.75%	190,644
2003	11.042864	10.939717	-0.93%	140,277
2002	11.082465	11.042864	-0.36%	208,557
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.487052	16.093510	3.92%	14,709
2010	14.224766	15.487052	8.87%	12,574
2009	11.616550	14.224766	22.45%	23,689
2008	14.266311	11.616550	-18.57%	21,546
2007	13.851522	14.266311	2.99%	31,575
2006	13.419727	13.851522	3.22%	33,710
2005	13.339610	13.419727	0.60%	32,831
2004	12.718597	13.339610	4.88%	33,076
2003	11.522667	12.718597	10.38%	48,160
2002	10.917216	11.522667	5.55%	22,842
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.165199	8.178191	-10.77%	17,466
2010	8.163503	9.165199	12.27%	22,250
2009	6.076553	8.163503	34.34%	44,414
2008*	10.000000	6.076553	-39.23%	4,832
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.536021	12.830804	-17.41%	5,330
2010	14.871436	15.536021	4.47%	5,464
2009	11.634171	14.871436	27.83%	6,063
2008	22.020598	11.634171	-47.17%	9,055
2007	21.732167	22.020598	1.33%	11,625
2006	17.982850	21.732167	20.85%	17,654
2005	16.300341	17.982850	10.32%	12,951
2004	13.767448	16.300341	18.40%	8,430
2003*	10.000000	13.767448	37.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.151323	8.747927	-4.41%	10,049
2010	8.047163	9.151323	13.72%	15,986
2009	6.298373	8.047163	27.77%	6,194
2008*	10.000000	6.298373	-37.02%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406219	9.647912	-7.29%	5,950
2010*	10.000000	10.406219	4.06%	15,032
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	1,469
2009	6.282625	7.880723	25.44%	2,464
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.710454	9.155877	-5.71%	38,479
2010	7.777395	9.710454	24.85%	52,646
2009	6.214397	7.777395	25.15%	75,604
2008*	10.000000	6.214397	-37.86%	2,022
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.117338	9.729590	-3.83%	46,729
2010	8.590080	10.117338	17.78%	50,888
2009	6.687632	8.590080	28.45%	76,465
2008*	10.000000	6.687632	-33.12%	3,772
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608443	13.311076	-2.19%	29,880
2010	11.018517	13.608443	23.51%	33,256
2009	8.780713	11.018517	25.49%	39,234
2008	16.646531	8.780713	-47.25%	14,945
2007	15.407749	16.646531	8.04%	20,160
2006	15.163424	15.407749	1.61%	23,921
2005	14.248614	15.163424	6.42%	28,962
2004	12.760922	14.248614	11.66%	34,536
2003	9.653687	12.760922	32.19%	41,820
2002	14.698966	9.653687	-34.32%	40,018
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.017489	29.923836	-6.54%	14,173
2010	25.687156	32.017489	24.64%	25,255
2009	20.672323	25.687156	24.26%	38,012
2008	30.949250	20.672323	-33.21%	31,168
2007	33.767343	30.949250	-8.35%	32,415
2006	29.240705	33.767343	15.48%	42,995
2005	28.814275	29.240705	1.48%	48,830
2004	24.951544	28.814275	15.48%	76,487
2003	16.157486	24.951544	54.43%	60,341
2002	22.532936	16.157486	-28.29%	56,128

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.332724	25.413955	-7.02%	16,719
2010	22.153496	27.332724	23.38%	18,989
2009	16.705232	22.153496	32.61%	35,929
2008	27.452618	16.705232	-39.15%	42,713
2007	27.305066	27.452618	0.54%	47,701
2006	24.753824	27.305066	10.31%	57,229
2005	22.385127	24.753824	10.58%	64,464
2004	19.103495	22.385127	17.18%	70,814
2003	13.760315	19.103495	38.83%	63,469
2002	16.907018	13.760315	-18.61%	59,429
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.708195	11.588039	-1.03%	12,926
2010	10.482532	11.708195	11.69%	32,743
2009	8.443977	10.482532	24.14%	28,171
2008	14.675695	8.443977	-42.46%	32,035
2007	13.780579	14.675695	6.50%	31,771
2006	12.318206	13.780579	11.87%	32,571
2005	11.644990	12.318206	5.78%	39,919
2004	10.777358	11.644990	8.05%	46,463
2003	8.584915	10.777358	25.54%	52,343
2002	10.551259	8.584915	-18.64%	44,142
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.224641	9.672364	4.85%	43,004
2010	7.197397	9.224641	28.17%	58,038
2009	5.587798	7.197397	28.81%	82,682
2008*	10.000000	5.587798	-44.12%	1,861
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462925	10.434896	-0.27%	3,227
2010	10.376547	10.462925	0.83%	3,303
2009	9.840303	10.376547	5.45%	8,688
2008*	10.000000	9.840303	-1.60%	1,825
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.505359	11.644056	-13.78%	266
2010	12.899269	13.505359	4.70%	709
2009*	10.000000	12.899269	28.99%	2,706
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689165	11.240748	-3.84%	25,932
2010	10.255537	11.689165	13.98%	13,940
2009	8.103526	10.255537	26.56%	17,411
2008	13.063813	8.103526	-37.97%	31,929
2007	13.571478	13.063813	-3.74%	38,606
2006	11.892899	13.571478	14.11%	45,942
2005	11.587479	11.892899	2.64%	47,177
2004	10.016970	11.587479	15.68%	39,901
2003	7.741201	10.016970	29.40%	28,077
2002	10.504440	7.741201	-26.31%	21,255

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329855	10.199544	-1.26%	6,229
2010	9.965779	10.329855	3.65%	6,613
2009	8.932255	9.965779	11.57%	10,144
2008	10.480296	8.932255	-14.77%	8,235
2007	10.161335	10.480296	3.14%	3,292
2006	9.904696	10.161335	2.59%	3,479
2005	9.917071	9.904696	-0.12%	4,441
2004	9.995324	9.917071	-0.78%	10,728
2003*	10.000000	9.995324	-0.05%	2,744
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
2006	13.487189	13.976079	3.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.114504	12.513892	-4.58%	1,784
2010	10.842704	13.114504	20.95%	1,909
2009	8.379915	10.842704	29.39%	220
2008	14.056308	8.379915	-40.38%	586
2007	13.268612	14.056308	5.94%	8,754
2006	11.852772	13.268612	11.95%	1,513
2005	11.266289	11.852772	5.21%	286
2004*	10.000000	11.266289	12.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	62,666
2008	18.837030	10.103262	-46.36%	79,241
2007	16.763314	18.837030	12.37%	93,674
2006	15.772843	16.763314	6.28%	109,641
2005	15.243243	15.772843	3.47%	133,469
2004	14.478903	15.243243	5.28%	158,703
2003	11.231257	14.478903	28.92%	169,320
2002	15.597781	11.231257	-27.99%	148,182
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.042585	19.003955	-9.69%	14,828
2010	18.429576	21.042585	14.18%	18,734
2009	13.400233	18.429576	37.53%	30,600
2008	22.759649	13.400233	-41.12%	33,951
2007	21.742014	22.759649	4.68%	39,288
2006	18.764224	21.742014	15.87%	54,382
2005	16.668829	18.764224	12.57%	65,511
2004	14.204530	16.668829	17.35%	50,711
2003*	10.000000	14.204530	42.05%	34,592

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.151006	11.874128	-9.71%	35,269
2010	11.518899	13.151006	14.17%	38,918
2009	8.370969	11.518899	37.61%	52,281
2008	14.216315	8.370969	-41.12%	59,720
2007	13.583024	14.216315	4.66%	66,336
2006	11.722343	13.583024	15.87%	72,502
2005	10.416023	11.722343	12.54%	91,485
2004	8.878533	10.416023	17.32%	98,458
2003	6.305481	8.878533	40.81%	137,512
2002	8.225627	6.305481	-23.34%	140,510
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.799247	2.704142	-3.40%	0
2010	2.479231	2.799247	12.91%	0
2009	1.986750	2.479231	24.79%	0
2008	9.560634	1.986750	-79.22%	0
2007*	10.000000	9.560634	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.023091	2.906775	-3.85%	2,791
2010	2.674491	3.023091	13.03%	2,908
2009	2.167769	2.674491	23.38%	3,013
2008	10.324542	2.167769	-79.00%	3,013
2007	10.498653	10.324542	-1.66%	3,713
2006*	10.000000	10.498653	4.99%	3,763
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.394285	13.185198	-1.56%	30,816
2010	11.717558	13.394285	14.31%	41,734
2009	9.277785	11.717558	26.30%	54,461
2008	15.316318	9.277785	-39.43%	60,364
2007	14.899636	15.316318	2.80%	81,687
2006	13.156712	14.899636	13.25%	101,764
2005	12.609661	13.156712	4.34%	109,660
2004	11.701284	12.609661	7.76%	122,900
2003	9.379287	11.701284	24.76%	130,087
2002	11.732552	9.379287	-20.06%	117,868
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758750	9.395222	-3.73%	24,533
2010	8.032226	9.758750	21.49%	7,129
2009	5.946778	8.032226	35.07%	2,843
2008	9.716144	5.946778	-38.79%	4,301
2007	9.990835	9.716144	-2.75%	9,054
2006*	10.000000	9.990835	-0.09%	3,826

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.071260	14.005396	-0.47%	6,026
2010	11.212926	14.071260	25.49%	11,632
2009	8.588847	11.212926	30.55%	7,859
2008	17.129200	8.588847	-49.86%	10,803
2007	16.364120	17.129200	4.68%	20,723
2006	16.143935	16.364120	1.36%	22,261
2005	14.597814	16.143935	10.59%	26,199
2004	12.379330	14.597814	17.92%	33,110
2003	10.011907	12.379330	23.65%	36,889
2002	14.083811	10.011907	-28.91%	36,267
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.685600	12.473254	6.74%	7,437
2010	10.852457	11.685600	7.68%	4,015
2009*	10.000000	10.852457	8.52%	993
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320459	11.257793	-0.55%	20,458
2010	10.931791	11.320459	3.56%	42,775
2009*	10.000000	10.931791	9.32%	31,518
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
2008	11.020109	10.087189	-8.47%	0
2007	10.117473	11.020109	8.92%	0
2006*	10.000000	10.117473	1.17%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
2008	11.094409	11.441129	3.13%	0
2007	10.363926	11.094409	7.05%	0
2006*	10.000000	10.363926	3.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.987223	-0.13%	16,761
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
2008	11.247316	6.281454	-44.15%	0
2007	10.988299	11.247316	2.36%	0
2006*	10.000000	10.988299	9.88%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.052388	9.497604	-5.52%	131
2010	9.122282	10.052388	10.20%	2,278
2009	7.819618	9.122282	16.66%	12,042
2008	12.694609	7.819618	-38.40%	23,776
2007	13.699669	12.694609	-7.34%	43,392
2006	11.472884	13.699669	19.41%	38,277
2005	10.900314	11.472884	5.25%	41,011
2004	9.782864	10.900314	11.42%	48,803
2003	8.038186	9.782864	21.70%	56,741
2002	10.160876	8.038186	-20.89%	34,368
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975017	10.014599	-8.75%	0
2010	9.695556	10.975017	13.20%	0
2009	7.863278	9.695556	23.30%	0
2008	12.929299	7.863278	-39.18%	2,094
2007	12.867990	12.929299	0.48%	9,025
2006	11.293957	12.867990	13.94%	9,025
2005	10.744113	11.293957	5.12%	9,025
2004	9.751754	10.744113	10.18%	9,025
2003	7.894129	9.751754	23.53%	26,213
2002	10.182862	7.894129	-22.48%	38,090
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526842	11.440381	8.68%	2,858
2010*	10.000000	10.526842	5.27%	4,160
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	3,390
2007	10.392434	10.788393	3.81%	2,208
2006*	10.000000	10.392434	3.92%	1,754
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.053076	39.045890	5.38%	1,840
2010	34.294273	37.053076	8.04%	2,070
2009	26.752279	34.294273	28.19%	3,836
2008	31.960149	26.752279	-16.29%	1,649
2007	30.475338	31.960149	4.87%	2,008
2006	27.934804	30.475338	9.09%	2,941
2005	25.276707	27.934804	10.52%	3,716
2004	23.327390	25.276707	8.36%	3,889
2003	18.530862	23.327390	25.88%	9,268
2002	17.233321	18.530862	7.53%	2,227

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.226910	12.543221	-5.17%	0
2010	12.712495	13.226910	4.05%	0
2009	9.743196	12.712495	30.48%	0
2008	17.872621	9.743196	-45.49%	0
2007	15.843866	17.872621	12.80%	0
2006	12.860293	15.843866	23.20%	0
2005	11.760447	12.860293	9.35%	0
2004	10.176086	11.760447	15.57%	0
2003	8.112030	10.176086	25.44%	0
2002*	10.000000	8.112030	-18.88%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.401580	39.774116	-26.89%	890
2010	43.564382	54.401580	24.88%	923
2009	20.757117	43.564382	109.88%	2,814
2008	59.866379	20.757117	-65.33%	1,872
2007	44.191018	59.866379	35.47%	1,931
2006	32.177181	44.191018	37.34%	1,869
2005	24.759748	32.177181	29.96%	1,881
2004	19.977155	24.759748	23.94%	1,887
2003	13.159985	19.977155	51.80%	2,742
2002	13.766864	13.159985	-4.41%	2,895
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	401
2006	28.420842	34.834877	22.57%	401
2005	19.032313	28.420842	49.33%	957
2004	15.561436	19.032313	22.30%	3,934
2003	10.916950	15.561436	42.54%	4,172
2002	11.412316	10.916950	-4.34%	4,624
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.458030	10.510605	-8.27%	2,445
2010	10.359493	11.458030	10.60%	3,409
2009	8.281502	10.359493	25.09%	3,409
2008	13.538809	8.281502	-38.83%	1,937
2007	12.508282	13.538809	8.24%	1,937
2006	11.175709	12.508282	11.92%	620
2005	10.438181	11.175709	7.07%	1,057
2004	9.668003	10.438181	7.97%	5,677
2003	7.275772	9.668003	32.88%	5,677
2002	9.653677	7.275772	-24.63%	5,677
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306131	15.315916	-6.07%	1,402
2010	13.064835	16.306131	24.81%	2,161
2009*	10.000000	13.064835	30.65%	3,424

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	1,399
2009	9.983965	14.015000	40.38%	917
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433173	13.671784	9.96%	33,637
2010	12.019984	12.433173	3.44%	40,675
2009	11.083295	12.019984	8.45%	41,359
2008	11.445340	11.083295	-3.16%	47,529
2007	10.623823	11.445340	7.73%	42,440
2006	10.627401	10.623823	-0.03%	32,027
2005	10.633557	10.627401	-0.06%	37,657
2004	10.213008	10.633557	4.12%	35,856
2003*	10.000000	10.213008	2.13%	34,349
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.668825	12.854506	1.47%	26,198
2010	11.279060	12.668825	12.32%	31,527
2009	9.706000	11.279060	16.21%	32,784
2008	15.079630	9.706000	-35.64%	30,236
2007	15.336528	15.079630	-1.68%	34,681
2006	13.310693	15.336528	15.22%	39,281
2005	12.927802	13.310693	2.96%	67,023
2004	11.627252	12.927802	11.19%	64,500
2003	9.134791	11.627252	27.29%	65,723
2002	11.513844	9.134791	-20.66%	38,437
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.847521	11.577481	-2.28%	10,949
2010	10.096145	11.847521	17.35%	13,079
2009	7.895892	10.096145	27.87%	14,701
2008	10.607030	7.895892	-25.56%	10,251
2007	11.034859	10.607030	-3.88%	3,360
2006*	10.000000	11.034859	10.35%	273
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	92,006
2008	19.612934	14.131173	-27.95%	93,686
2007	21.013380	19.612934	-6.66%	124,833
2006	17.996978	21.013380	16.76%	142,889
2005	17.412261	17.996978	3.36%	182,329
2004	15.476950	17.412261	12.50%	190,443
2003	12.196439	15.476950	26.90%	190,857
2002	14.185172	12.196439	-14.02%	123,246

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.012002	12.338136	-5.18%	27,102
2010	12.047512	13.012002	8.01%	38,986
2009*	10.000000	12.047512	20.48%	9,370
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.846075	14.691231	-1.04%	20,871
2010	11.990480	14.846075	23.82%	25,032
2009	9.746305	11.990480	23.03%	26,962
2008	14.337260	9.746305	-32.02%	19,499
2007	14.667756	14.337260	-2.25%	25,623
2006	13.028113	14.667756	12.59%	28,065
2005	12.346278	13.028113	5.52%	38,949
2004	10.294104	12.346278	19.94%	46,939
2003	7.592743	10.294104	35.58%	66,286
2002*	10.000000	7.592743	-24.07%	5,929
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.010271	10.932111	-0.71%	4,471
2010	9.745324	11.010271	12.98%	4,701
2009	7.404379	9.745324	31.62%	4,881
2008	11.475348	7.404379	-35.48%	8,176
2007	10.820520	11.475348	6.05%	9,031
2006	10.069512	10.820520	7.46%	10,442
2005	9.875708	10.069512	1.96%	14,803
2004	9.449413	9.875708	4.51%	15,490
2003	7.621164	9.449413	23.99%	14,355
2002	10.900528	7.621164	-30.08%	11,664
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.613314	12.644970	0.25%	122,339
2010	11.162010	12.613314	13.00%	142,561
2009	8.978954	11.162010	24.31%	186,837
2008	14.517123	8.978954	-38.15%	144,719
2007	14.017785	14.517123	3.56%	171,396
2006	12.333598	14.017785	13.66%	227,663
2005	11.971890	12.333598	3.02%	261,616
2004	10.996431	11.971890	8.87%	308,795
2003	8.705780	10.996431	26.31%	336,359
2002	11.395964	8.705780	-23.61%	270,417
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.077306	15.100978	7.27%	19,614
2010	12.405791	14.077306	13.47%	26,234
2009	10.286873	12.405791	20.60%	29,031
2008	14.839651	10.286873	-30.68%	36,374
2007	14.078129	14.839651	5.41%	38,273
2006	12.282546	14.078129	14.62%	42,982
2005	11.958170	12.282546	2.71%	49,874
2004	11.568814	11.958170	3.37%	53,925
2003	9.702740	11.568814	19.23%	63,447
2002	11.839596	9.702740	-18.05%	33,498

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.283606	12.259951	-19.78%	0
2010	14.869502	15.283606	2.78%	0
2009	11.537676	14.869502	28.88%	0
2008	18.707432	11.537676	-38.33%	0
2007	18.255034	18.707432	2.48%	0
2006	15.131612	18.255034	20.64%	0
2005	13.742912	15.131612	10.10%	0
2004	11.636363	13.742912	18.10%	0
2003	8.672444	11.636363	34.18%	0
2002	10.041345	8.672444	-13.63%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.008010	9.332339	-15.22%	0
2010	8.529814	11.008010	29.05%	0
2009	6.877752	8.529814	24.02%	0
2008	11.200365	6.877752	-38.59%	0
2007	12.799093	11.200365	-12.49%	0
2006	12.534115	12.799093	2.11%	0
2005	12.038945	12.534115	4.11%	0
2004	10.988516	12.038945	9.56%	0
2003	8.479755	10.988516	29.59%	0
2002	10.655525	8.479755	-20.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.575011	15.674761	0.64%	107,661
2010	14.587620	15.575011	6.77%	134,312
2009	12.309331	14.587620	18.51%	151,656
2008	13.492834	12.309331	-8.77%	127,820
2007	13.012844	13.492834	3.69%	140,811
2006	12.696417	13.012844	2.49%	163,520
2005	12.737045	12.696417	-0.32%	179,756
2004	12.491949	12.737045	1.96%	210,160
2003	12.131471	12.491949	2.97%	274,084
2002	11.278978	12.131471	7.56%	115,266
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205328	10.995091	-1.88%	1,993
2010	10.100892	11.205328	10.93%	1,993
2009	8.268135	10.100892	22.17%	3,248
2008	11.215025	8.268135	-26.28%	4,470
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.772181	10.480967	-2.70%	2,945
2010	9.559189	10.772181	12.69%	3,393
2009	7.543784	9.559189	26.72%	528
2008	11.393675	7.543784	-33.79%	528
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	150,941
2008	23.050179	13.015516	-43.53%	140,342
2007	19.936457	23.050179	15.62%	155,555
2006	18.155558	19.936457	9.81%	176,029
2005	15.789650	18.155558	14.98%	182,053
2004	13.912260	15.789650	13.49%	167,726
2003	11.015156	13.912260	26.30%	163,997
2002	12.359225	11.015156	-10.88%	94,883
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.243222	9.555539	-6.71%	26,961
2010	8.736084	10.243222	17.25%	29,732
2009	6.016095	8.736084	45.21%	43,753
2008	13.409697	6.016095	-55.14%	32,416
2007	9.357772	13.409697	43.30%	31,186
2006*	10.000000	9.357772	-6.42%	18,353
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.112961	14.006873	-0.75%	105,219
2010	12.462004	14.112961	13.25%	126,903
2009	9.739694	12.462004	27.95%	164,349
2008	17.276143	9.739694	-43.62%	173,958
2007	17.313177	17.276143	-0.21%	200,741
2006	14.651799	17.313177	18.16%	218,547
2005	14.078719	14.651799	4.07%	233,166
2004	12.845461	14.078719	9.60%	273,927
2003	10.024679	12.845461	28.14%	264,306
2002	12.274215	10.024679	-18.33%	134,348
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	2,902
2008	12.001064	5.306677	-55.78%	3,314
2007	9.913004	12.001064	21.06%	2,607
2006	9.566623	9.913004	3.62%	2,607
2005	8.930329	9.566623	7.13%	3,100
2004	8.477086	8.930329	5.35%	2,643
2003	6.644054	8.477086	27.59%	3,462
2002	8.647434	6.644054	-23.17%	3,636

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264579	12.085795	-1.46%	31,428
2010	10.046888	12.264579	22.07%	42,812
2009	7.967548	10.046888	26.10%	61,378
2008	15.345904	7.967548	-48.08%	71,660
2007	12.293412	15.345904	24.83%	85,729
2006	11.704811	12.293412	5.03%	95,779
2005	11.256004	11.704811	3.99%	114,322
2004	11.077503	11.256004	1.61%	126,140
2003	8.478157	11.077503	30.66%	141,193
2002	12.344049	8.478157	-31.32%	98,327
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.193532	13.492634	2.27%	14,325
2010	11.783305	13.193532	11.97%	17,112
2009	8.328857	11.783305	41.48%	21,217
2008	11.295399	8.328857	-26.26%	23,376
2007	11.182974	11.295399	1.01%	26,012
2006	10.221727	11.182974	9.40%	36,239
2005	10.131831	10.221727	0.89%	68,491
2004	9.406006	10.131831	7.72%	69,805
2003	7.528392	9.406006	24.94%	83,132
2002	7.383653	7.528392	1.96%	47,729
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435687	11.702747	2.34%	12,937
2010	10.224645	11.435687	11.84%	20,418
2009	7.219256	10.224645	41.63%	14,153
2008	9.779485	7.219256	-26.18%	15,045
2007*	10.000000	9.779485	-2.21%	5,629
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.581595	13.273322	5.50%	28,353
2010	11.874274	12.581595	5.96%	35,222
2009	10.432191	11.874274	13.82%	48,254
2008	10.968752	10.432191	-4.89%	51,134
2007	10.697536	10.968752	2.54%	49,020
2006	10.422813	10.697536	2.64%	44,207
2005	10.375977	10.422813	0.45%	45,897
2004	10.108120	10.375977	2.65%	42,299
2003*	10.000000	10.108120	1.08%	9,174
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.608504	10.198879	-12.14%	39,472
2010	9.166128	11.608504	26.65%	45,434
2009	6.652963	9.166128	37.78%	46,770
2008	11.177345	6.652963	-40.48%	30,486
2007	9.836672	11.177345	13.63%	20,942
2006*	10.000000	9.836672	-1.63%	15,985

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.529980	12.649049	-18.55%	918
2010	13.967551	15.529980	11.19%	918
2009	11.226594	13.967551	24.41%	918
2008	20.325159	11.226594	-44.77%	1,170
2007	17.624769	20.325159	15.32%	1,663
2006	15.185240	17.624769	16.07%	1,663
2005	12.970635	15.185240	17.07%	2,964
2004	11.614887	12.970635	11.67%	2,964
2003	8.242406	11.614887	40.92%	2,964
2002	10.515875	8.242406	-21.62%	3,206
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.541610	11.833390	-18.62%	6,460
2010	13.076608	14.541610	11.20%	12,267
2009	10.506140	13.076608	24.47%	16,915
2008	19.025215	10.506140	-44.78%	16,871
2007	16.494924	19.025215	15.34%	18,875
2006	14.211442	16.494924	16.07%	24,281
2005	12.143653	14.211442	17.03%	21,625
2004	10.873513	12.143653	11.68%	21,764
2003	7.713742	10.873513	40.96%	21,959
2002*	10.000000	7.713742	-22.86%	9,925
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.361399	12.881573	-10.30%	16,835
2010	11.541464	14.361399	24.43%	18,121
2009	7.451953	11.541464	54.88%	19,052
2008	15.511651	7.451953	-51.96%	19,096
2007	14.929260	15.511651	3.90%	21,872
2006	13.056524	14.929260	14.34%	27,259
2005	12.937705	13.056524	0.92%	28,626
2004	11.534626	12.937705	12.16%	34,268
2003	7.428775	11.534626	55.27%	33,509
2002*	10.000000	7.428775	-25.71%	29,606
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.599971	11.686925	0.75%	21,210
2010	10.462580	11.599971	10.87%	24,113
2009	7.841436	10.462580	33.43%	42,499
2008	11.328748	7.841436	-30.78%	34,858
2007	11.097057	11.328748	2.09%	21,556
2006*	10.000000	11.097057	10.97%	8,003
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289982	9.744898	-5.30%	19,572
2010	8.155480	10.289982	26.17%	24,048
2009	6.417120	8.155480	27.09%	24,370
2008	9.736270	6.417120	-34.09%	14,702
2007	10.136721	9.736270	-3.95%	14,200
2006*	10.000000	10.136721	1.37%	11,030

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.156174	8.871033	-3.11%	39,045
2010	8.439583	9.156174	8.49%	35,647
2009	6.584786	8.439583	28.17%	35,647
2008*	10.000000	6.584786	-34.15%	3,056
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334464	10.212488	-17.20%	34,167
2010	10.666723	12.334464	15.63%	37,296
2009	6.279233	10.666723	69.87%	39,032
2008	13.483652	6.279233	-53.43%	20,778
2007	10.648257	13.483652	26.63%	16,699
2006*	10.000000	10.648257	6.48%	25,267
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
2008	17.756634	10.442193	-41.19%	0
2007	15.586068	17.756634	13.93%	0
2006	13.014844	15.586068	19.76%	0
2005	11.971670	13.014844	8.71%	0
2004	10.234685	11.971670	16.97%	0
2003	7.846679	10.234685	30.43%	0
2002*	10.000000	7.846679	-21.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396586	9.137988	-12.11%	13,245
2010	9.746172	10.396586	6.67%	13,424
2009	7.219258	9.746172	35.00%	19,164
2008	12.308557	7.219258	-41.35%	19,878
2007	10.836015	12.308557	13.59%	9,573
2006*	10.000000	10.836015	8.36%	6,117
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.650639	15.272985	-2.41%	21,013
2010	13.905472	15.650639	12.55%	24,299
2009	11.906623	13.905472	16.79%	26,615
2008	11.393085	11.906623	4.51%	38,897
2007	10.428766	11.393085	9.25%	34,400
2006*	10.000000	10.428766	4.29%	6,821
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
2008	12.419305	7.529426	-39.37%	0
2007	11.592344	12.419305	7.13%	0
2006*	10.000000	11.592344	15.92%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0
2008	9.082860	5.365446	-40.93%	0
2007	10.306320	9.082860	-11.87%	0
2006*	10.000000	10.306320	3.06%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
2008	11.471831	8.217777	-28.37%	0
2007	10.995483	11.471831	4.33%	0
2006*	10.000000	10.995483	9.95%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
2008	11.509546	6.973249	-39.41%	0
2007	11.377371	11.509546	1.16%	0
2006*	10.000000	11.377371	13.77%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
2008	10.608640	7.309256	-31.10%	0
2007	10.562829	10.608640	0.43%	0
2006*	10.000000	10.562829	5.63%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0
2008	11.704685	7.073167	-39.57%	0
2007	10.789901	11.704685	8.48%	0
2006*	10.000000	10.789901	7.90%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
2008	10.760906	7.574542	-29.61%	0
2007	10.737169	10.760906	0.22%	0
2006*	10.000000	10.737169	7.37%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
2008	10.737978	5.576145	-48.07%	0
2007	10.334377	10.737978	3.91%	0
2006*	10.000000	10.334377	3.34%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
2008	9.976852	6.177748	-38.08%	0
2007	10.808065	9.976852	-7.69%	0
2006*	10.000000	10.808065	8.08%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.308590	8.972036	-12.97%	0
2010*	10.000000	10.308590	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.283324	11.002007	-2.49%	1,492
2010*	10.000000	11.283324	12.83%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.838765	12.625774	-1.66%	0
2010	11.909405	12.838765	7.80%	0
2009	9.433550	11.909405	26.25%	0
2008	13.723775	9.433550	-31.26%	0
2007	12.901010	13.723775	6.38%	0
2006	11.233835	12.901010	14.84%	0
2005	10.840107	11.233835	3.63%	0
2004	10.109633	10.840107	7.23%	0
2003	8.257404	10.109633	22.43%	0
2002	9.940886	8.257404	-16.93%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
2008	11.730836	8.239374	-29.76%	0
2007	10.658976	11.730836	10.06%	0
2006*	10.000000	10.658976	6.59%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
2008	11.831754	6.444185	-45.53%	0
2007	12.730391	11.831754	-7.06%	0
2006*	10.000000	12.730391	27.30%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
2008	20.932428	12.279846	-41.34%	0
2007	18.544861	20.932428	12.87%	0
2006	14.696197	18.544861	26.19%	0
2005	12.663998	14.696197	16.05%	0
2004	10.378445	12.663998	22.02%	0
2003	8.172087	10.378445	27.00%	0
2002*	10.000000	8.172087	-18.28%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.107658	-8.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.506313	20.550976	-8.69%	5,707
2010	21.046219	22.506313	6.94%	17,453
2009*	10.000000	21.046219	23.05%	9,584
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.352218	8.564033	-8.43%	55,084
2010	8.925862	9.352218	4.78%	66,252
2009	6.212331	8.925862	43.68%	82,727
2008	11.336953	6.212331	-45.20%	96,104
2007	8.432856	11.336953	34.44%	97,023
2006	7.853644	8.432856	7.38%	98,992
2005	7.090622	7.853644	10.76%	110,324
2004	6.108331	7.090622	16.08%	117,926
2003	5.162942	6.108331	18.31%	137,731
2002	6.241085	5.162942	-17.27%	89,778
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.817615	4.330243	-10.12%	9,970
2010	3.935705	4.817615	22.41%	11,385
2009	2.549249	3.935705	54.39%	16,197
2008	4.624093	2.549249	-44.87%	21,610
2007	3.861747	4.624093	19.74%	10,656
2006	3.639474	3.861747	6.11%	8,604
2005	3.315514	3.639474	9.77%	14,377
2004	3.350462	3.315514	-1.04%	20,002
2003	2.324540	3.350462	44.13%	22,910
2002	3.999498	2.324540	-41.88%	25,525
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.676529	11.103275	-33.42%	6,880
2010	13.556034	16.676529	23.02%	7,440
2009	7.693219	13.556034	76.21%	7,526
2008	16.366939	7.693219	-53.00%	11,943
2007	12.993737	16.366939	25.96%	14,532
2006	9.005239	12.993737	44.29%	20,961
2005	6.935852	9.005239	29.84%	21,282
2004	5.938819	6.935852	16.79%	27,051
2003	4.486092	5.938819	32.38%	31,673
2002	6.140922	4.486092	-26.95%	36,791

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087429	14.162045	0.53%	12,155
2010	11.596447	14.087429	21.48%	12,337
2009	9.301704	11.596447	24.67%	14,668
2008	14.153158	9.301704	-34.28%	14,206
2007	14.040063	14.153158	0.81%	15,501
2006	12.211289	14.040063	14.98%	19,482
2005	11.362502	12.211289	7.47%	33,283
2004*	10.000000	11.362502	13.63%	4,503
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.226366	12.954465	-2.06%	24,376
2010	12.085718	13.226366	9.44%	32,901
2009	10.030303	12.085718	20.49%	41,575
2008	15.156167	10.030303	-33.82%	23,629
2007	14.316771	15.156167	5.86%	20,644
2006	12.073182	14.316771	18.58%	12,750
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728047	10.369104	-3.35%	1,539
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.605196	7.432086	-2.28%	3,281
2010	6.481277	7.605196	17.34%	3,431
2009	4.934864	6.481277	31.34%	2,598
2008	8.182358	4.934864	-39.69%	3,407
2007	6.956499	8.182358	17.62%	6,839
2006	6.658614	6.956499	4.47%	5,519
2005	6.353549	6.658614	4.80%	5,147
2004	5.969902	6.353549	6.43%	11,034
2003	4.570511	5.969902	30.62%	6,862
2002	6.516595	4.570511	-29.86%	3,553
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.878093	13.744802	-0.96%	87,096
2010	12.430016	13.878093	11.65%	115,205
2009*	10.000000	12.430016	24.30%	1,257
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089236	10.020388	-0.68%	8,002
2010	9.153218	10.089236	10.23%	8,307
2009	7.537242	9.153218	21.44%	20,620
2008	10.907812	7.537242	-30.90%	9,827
2007	10.444700	10.907812	4.43%	9,714
2006*	10.000000	10.444700	4.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.783999	11.219328	4.04%	7,219
2010	10.339936	10.783999	4.29%	10,514
2009	9.369657	10.339936	10.36%	8,926
2008	10.565011	9.369657	-11.31%	6,536
2007	10.426790	10.565011	1.33%	13,643
2006*	10.000000	10.426790	4.27%	7,084

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121844	9.925368	-10.76%	13,915
2010	10.154988	11.121844	9.52%	27,388
2009	7.288016	10.154988	39.34%	32,294
2008	12.070327	7.288016	-39.62%	15,293
2007	10.726774	12.070327	12.53%	6,567
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.842687	9.231445	-6.21%	34,441
2010	8.462921	9.842687	16.30%	40,706
2009	6.197142	8.462921	36.56%	37,693
2008	11.289658	6.197142	-45.11%	19,737
2007	10.254148	11.289658	10.10%	13,220
2006*	10.000000	10.254148	2.54%	11,361
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375360	8.057376	-3.80%	3,993
2010	7.669690	8.375360	9.20%	3,145
2009	5.964017	7.669690	28.60%	3,145
2008	9.786217	5.964017	-39.06%	3,145
2007*	10.000000	9.786217	-2.14%	201
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.205416	16.555539	2.16%	12,706
2010	14.554292	16.205416	11.34%	17,857
2009	10.130773	14.554292	43.66%	18,944
2008	14.297368	10.130773	-29.14%	21,279
2007	14.089452	14.297368	1.48%	29,639
2006	12.945246	14.089452	8.84%	38,857
2005	12.849293	12.945246	0.75%	43,707
2004	11.860661	12.849293	8.34%	49,984
2003	9.857878	11.860661	20.32%	55,738
2002	9.705141	9.857878	1.57%	25,466
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.047033	13.327561	2.15%	8,940
2010	11.717100	13.047033	11.35%	7,365
2009	8.151351	11.717100	43.74%	4,422
2008	11.521221	8.151351	-29.25%	42,068
2007	11.349994	11.521221	1.51%	9,817
2006	10.428702	11.349994	8.83%	7,056
2005*	10.000000	10.428702	4.29%	11,555
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.777979	7.634174	-13.03%	54,922
2010	7.716333	8.777979	13.76%	56,120
2009	5.126680	7.716333	50.51%	70,830
2008*	10.000000	5.126680	-48.73%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620016	9.165383	-4.73%	970
2010	7.910873	9.620016	21.60%	983
2009	6.112083	7.910873	29.43%	3,421
2008*	10.000000	6.112083	-38.88%	5,795
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123577	9.827937	-2.92%	1,877
2010	9.318454	10.123577	8.64%	1,972
2009	7.903416	9.318454	17.90%	1,972
2008*	10.000000	7.903416	-20.97%	95
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578841	10.556847	-0.21%	14,296
2010	10.066259	10.578841	5.09%	14,534
2009	9.051407	10.066259	11.21%	15,022
2008*	10.000000	9.051407	-9.49%	83
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.915082	9.529175	-3.89%	15,745
2010	9.047478	9.915082	9.59%	26,142
2009	7.539794	9.047478	20.00%	9,564
2008*	10.000000	7.539794	-24.60%	3,374
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.471826	8.885150	-6.19%	1,602
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	3,389
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094680	11.637659	4.89%	3,368
2010	10.531878	11.094680	5.34%	3,368
2009	9.838832	10.531878	7.04%	4,576
2008*	10.000000	9.838832	-1.61%	173

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.972943	12.494405	4.36%	1,248
2010	11.254404	11.972943	6.38%	186
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	344
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.058833	19.141077	-23.62%	212
2010	21.920197	25.058833	14.32%	212
2009	13.640295	21.920197	60.70%	212
2008	32.820669	13.640295	-58.44%	323
2007	22.913162	32.820669	43.24%	119
2006	17.031036	22.913162	34.54%	119
2005	13.048349	17.031036	30.52%	128
2004	10.982304	13.048349	18.81%	128
2003	6.753156	10.982304	62.62%	128
2002	8.096093	6.753156	-16.59%	128
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.767477	21.205267	-23.63%	7,832
2010	24.281440	27.767477	14.36%	12,972
2009	15.093873	24.281440	60.87%	17,629
2008	36.376576	15.093873	-58.51%	11,675
2007	25.401015	36.376576	43.21%	14,357
2006	18.890385	25.401015	34.47%	16,634
2005	14.470955	18.890385	30.54%	38,155
2004	12.178340	14.470955	18.83%	19,493
2003	7.490620	12.178340	62.58%	13,296
2002*	10.000000	7.490620	-25.09%	1,192
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.808948	15.629915	5.54%	124,872
2010	14.362921	14.808948	3.11%	135,052
2009	14.214306	14.362921	1.05%	127,440
2008	13.410189	14.214306	6.00%	140,776
2007	12.718919	13.410189	5.43%	143,123
2006	12.507261	12.718919	1.69%	157,287
2005	12.308376	12.507261	1.62%	186,474
2004	12.113343	12.308376	1.61%	199,140
2003	12.068906	12.113343	0.37%	277,624
2002	11.051278	12.068906	9.21%	181,015
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.475116	10.189196	-11.21%	1,262
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0
2007	12.144219	15.192561	25.10%	0
2006	9.281421	12.144219	30.84%	0
2005	7.243582	9.281421	28.13%	0
2004	6.446338	7.243582	12.37%	0
2003	4.830339	6.446338	33.46%	0
2002	6.468145	4.830339	-25.32%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.389157	16.328497	-11.21%	18,103
2010	16.498556	18.389157	11.46%	20,805
2009	12.930219	16.498556	27.60%	20,327
2008	24.352789	12.930219	-46.90%	15,478
2007	19.466014	24.352789	25.10%	15,127
2006	14.878826	19.466014	30.83%	18,844
2005	11.615140	14.878826	28.10%	6,996
2004	10.322414	11.615140	12.52%	6,558
2003	7.751335	10.322414	33.17%	7,736
2002*	10.000000	7.751335	-22.49%	2,119
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	126
2007	10.846210	11.673690	7.63%	126
2006*	10.000000	10.846210	8.46%	1,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350715	12.621030	-5.47%	51,710
2010	11.836163	13.350715	12.80%	57,226
2009	9.456041	11.836163	25.17%	59,401
2008	15.216240	9.456041	-37.86%	75,818
2007	14.595369	15.216240	4.25%	53,356
2006	12.691229	14.595369	15.00%	71,202
2005	11.949230	12.691229	6.21%	72,848
2004	10.649717	11.949230	12.20%	72,395
2003	8.207270	10.649717	29.76%	172,091
2002*	10.000000	8.207270	-17.93%	10,696
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.443560	12.353220	-0.73%	1,512
2010	11.515622	12.443560	8.06%	2,809
2009*	10.000000	11.515622	15.16%	2,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.329323	12.488088	1.29%	130,144
2010	11.832509	12.329323	4.20%	68,909
2009	11.023466	11.832509	7.34%	70,549
2008	11.920695	11.023466	-7.53%	40,501
2007	11.496915	11.920695	3.69%	167,139
2006	11.004985	11.496915	4.47%	168,997
2005	10.825457	11.004985	1.66%	166,826
2004	10.512395	10.825457	2.98%	167,181
2003	9.900522	10.512395	6.18%	100,728
2002*	10.000000	9.900522	-0.99%	86,813

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.090279	12.876064	-1.64%	444,010
2010	11.994031	13.090279	9.14%	531,314
2009	10.231255	11.994031	17.23%	569,131
2008	13.538003	10.231255	-24.43%	494,132
2007	13.022333	13.538003	3.96%	557,197
2006	11.884255	13.022333	9.58%	603,310
2005	11.464275	11.884255	3.66%	572,654
2004	10.636383	11.464275	7.78%	586,469
2003	9.003831	10.636383	18.13%	516,316
2002*	10.000000	9.003831	-9.96%	180,892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.386601	12.892708	-3.69%	135,076
2010	12.056739	13.386601	11.03%	229,249
2009	9.850101	12.056739	22.40%	168,868
2008	14.590644	9.850101	-32.49%	220,098
2007	13.969982	14.590644	4.44%	285,323
2006	12.394286	13.969982	12.71%	317,767
2005	11.763314	12.394286	5.36%	319,504
2004	10.664866	11.763314	10.30%	434,894
2003	8.557964	10.664866	24.62%	269,702
2002*	10.000000	8.557964	-14.42%	45,569
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.883786	12.939592	0.43%	67,015
2010	12.065634	12.883786	6.78%	87,548
2009	10.703273	12.065634	12.73%	173,246
2008	12.803569	10.703273	-16.40%	139,174
2007	12.292621	12.803569	4.16%	193,422
2006	11.521507	12.292621	6.69%	204,715
2005	11.205635	11.521507	2.82%	218,816
2004	10.627027	11.205635	5.44%	237,598
2003	9.498578	10.627027	11.88%	245,227
2002*	10.000000	9.498578	-5.01%	72,658
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.832370	13.307463	-3.79%	181,139
2010	12.920205	13.832370	7.06%	235,722
2009*	10.000000	12.920205	29.20%	1,616
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.589338	25.499029	-4.10%	32,833
2010	21.411209	26.589338	24.18%	42,314
2009	15.911129	21.411209	34.57%	54,227
2008	25.450372	15.911129	-37.48%	39,813
2007	24.048495	25.450372	5.83%	50,962
2006	22.239162	24.048495	8.14%	59,284
2005	20.160466	22.239162	10.31%	69,617
2004	17.703153	20.160466	13.88%	82,489
2003	13.360934	17.703153	32.50%	83,268
2002	16.031888	13.360934	-16.66%	48,481

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280871	11.100873	-1.60%	86,919
2010	11.464287	11.280871	-1.60%	120,775
2009	11.645810	11.464287	-1.56%	192,103
2008	11.597006	11.645810	0.42%	281,173
2007	11.247554	11.597006	3.11%	162,059
2006	10.934570	11.247554	2.86%	172,589
2005	10.823110	10.934570	1.03%	133,205
2004	10.910569	10.823110	-0.80%	150,522
2003	11.019038	10.910569	-0.98%	161,687
2002	11.064171	11.019038	-0.41%	180,353
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.390983	15.985585	3.86%	14,165
2010	14.143714	15.390983	8.82%	20,261
2009	11.556220	14.143714	22.39%	24,613
2008	14.199439	11.556220	-18.61%	27,497
2007	13.793632	14.199439	2.94%	27,783
2006	13.370415	13.793632	3.17%	30,202
2005	13.297326	13.370415	0.55%	26,356
2004	12.684724	13.297326	4.83%	22,213
2003	11.497820	12.684724	10.32%	47,044
2002	10.899202	11.497820	5.49%	25,626
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.152795	8.162982	-10.81%	36,052
2010	8.156600	9.152795	12.21%	42,839
2009	6.074489	8.156600	34.28%	67,624
2008*	10.000000	6.074489	-39.26%	4,272
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.475612	12.774433	-17.45%	8,661
2010	14.821136	15.475612	4.42%	8,878
2009	11.600705	14.821136	27.76%	11,233
2008	21.968445	11.600705	-47.19%	11,746
2007	21.691770	21.968445	1.28%	24,220
2006	17.958520	21.691770	20.79%	21,942
2005	16.286544	17.958520	10.27%	19,348
2004	13.762779	16.286544	18.34%	4,085
2003*	10.000000	13.762779	37.63%	2,202
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.138925	8.731647	-4.46%	38,733
2010	8.040348	9.138925	13.66%	46,311
2009	6.296237	8.040348	27.70%	6,623
2008*	10.000000	6.296237	-37.04%	232

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402675	9.639732	-7.33%	39,053
2010*	10.000000	10.402675	4.03%	40,114
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	279
2009	6.280491	7.874053	25.37%	473
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.697319	9.138851	-5.76%	53,385
2010	7.770807	9.697319	24.79%	68,709
2009	6.212287	7.770807	25.09%	93,063
2008*	10.000000	6.212287	-37.88%	1,837
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.103648	9.711509	-3.88%	44,281
2010	8.582814	10.103648	17.72%	52,923
2009	6.685366	8.582814	28.38%	76,434
2008*	10.000000	6.685366	-33.15%	3,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528039	13.225715	-2.23%	15,723
2010	10.958964	13.528039	23.44%	25,151
2009	8.737691	10.958964	25.42%	24,235
2008	16.573416	8.737691	-47.28%	26,227
2007	15.347910	16.573416	7.98%	26,934
2006	15.112192	15.347910	1.56%	26,597
2005	14.207650	15.112192	6.37%	39,085
2004	12.730702	14.207650	11.60%	46,679
2003	9.635711	12.730702	32.12%	55,192
2002	14.679081	9.635711	-34.36%	41,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.818823	29.723083	-6.59%	20,445
2010	25.540730	31.818823	24.58%	26,900
2009	20.564933	25.540730	24.20%	35,357
2008	30.804160	20.564933	-33.24%	37,610
2007	33.626225	30.804160	-8.39%	47,559
2006	29.133262	33.626225	15.42%	52,946
2005	28.722942	29.133262	1.43%	64,573
2004	24.885091	28.722942	15.42%	79,863
2003	16.122626	24.885091	54.35%	79,476
2002	22.495777	16.122626	-28.33%	58,548

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.163192	25.243514	-7.07%	21,705
2010	22.027260	27.163192	23.32%	28,800
2009	16.618484	22.027260	32.55%	39,395
2008	27.323988	16.618484	-39.18%	40,975
2007	27.191015	27.323988	0.49%	48,453
2006	24.662918	27.191015	10.25%	53,284
2005	22.314210	24.662918	10.53%	62,171
2004	19.052645	22.314210	17.12%	61,970
2003	13.730651	19.052645	38.76%	62,756
2002	16.879142	13.730651	-18.65%	34,834
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.635530	11.510291	-1.08%	19,465
2010	10.422768	11.635530	11.64%	24,571
2009	8.400103	10.422768	24.08%	48,398
2008	14.606893	8.400103	-42.49%	47,206
2007	13.722966	14.606893	6.44%	48,798
2006	12.272927	13.722966	11.81%	42,508
2005	11.608061	12.272927	5.73%	45,279
2004	10.748649	11.608061	8.00%	63,245
2003	8.566400	10.748649	25.47%	65,223
2002	10.533860	8.566400	-18.68%	37,106
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.212138	9.654362	4.80%	120,660
2010	7.191287	9.212138	28.10%	139,805
2009	5.585887	7.191287	28.74%	184,628
2008*	10.000000	5.585887	-44.14%	726
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448755	10.415485	-0.32%	3,030
2010	10.367761	10.448755	0.78%	3,223
2009	9.836967	10.367761	5.40%	9,258
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.493927	11.628298	-13.83%	592
2010	12.894893	13.493927	4.65%	1,781
2009*	10.000000	12.894893	28.95%	5,141
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616664	11.165367	-3.88%	8,065
2010	10.197096	11.616664	13.92%	12,939
2009	8.061443	10.197096	26.49%	14,925
2008	13.002593	8.061443	-38.00%	17,531
2007	13.514788	13.002593	-3.79%	30,536
2006	11.849219	13.514788	14.06%	34,546
2005	11.550766	11.849219	2.58%	33,504
2004	9.990303	11.550766	15.62%	47,494
2003	7.724509	9.990303	29.33%	38,947
2002	10.487119	7.724509	-26.34%	12,073

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289725	10.154782	-1.31%	10,672
2010	9.932110	10.289725	3.60%	11,242
2009	8.906607	9.932110	11.51%	11,744
2008	10.455501	8.906607	-14.81%	18,590
2007	10.142483	10.455501	3.09%	23,328
2006	9.891322	10.142483	2.54%	16,989
2005	9.908686	9.891322	-0.18%	30,555
2004	9.991948	9.908686	-0.83%	20,688
2003*	10.000000	9.991948	-0.08%	8,436
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675464	11.367189	-2.64%	4,731
2010	9.919776	11.675464	17.70%	4,731
2009	8.212423	9.919776	20.79%	8,619
2008	13.789344	8.212423	-40.44%	2,263
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.070198	12.465294	-4.63%	3,545
2010	10.811558	13.070198	20.89%	3,545
2009	8.360084	10.811558	29.32%	7,214
2008	14.030202	8.360084	-40.41%	7,214
2007	13.250742	14.030202	5.88%	10,614
2006	11.842802	13.250742	11.89%	4,972
2005	11.262512	11.842802	5.15%	1,485
2004*	10.000000	11.262512	12.63%	1,062
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	63,355
2008	18.748697	10.050760	-46.39%	64,514
2007	16.693231	18.748697	12.31%	75,457
2006	15.714870	16.693231	6.23%	93,123
2005	15.194913	15.714870	3.42%	107,844
2004	14.440322	15.194913	5.23%	143,896
2003	11.207016	14.440322	28.85%	155,865
2002	15.572047	11.207016	-28.03%	99,336
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.960799	18.920488	-9.73%	26,255
2010	18.367259	20.960799	14.12%	30,107
2009	13.361713	18.367259	37.46%	33,969
2008	22.705776	13.361713	-41.15%	52,673
2007	21.701631	22.705776	4.63%	64,074
2006	18.738865	21.701631	15.81%	74,624
2005	16.654730	18.738865	12.51%	77,387
2004	14.199720	16.654730	17.29%	75,992
2003*	10.000000	14.199720	42.00%	61,745

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.079901	11.803936	-9.76%	48,648
2010	11.462435	13.079901	14.11%	53,107
2009	8.334165	11.462435	37.54%	63,577
2008	14.161034	8.334165	-41.15%	45,186
2007	13.537128	14.161034	4.61%	49,203
2006	11.688662	13.537128	15.81%	60,801
2005	10.391353	11.688662	12.48%	71,509
2004	8.862004	10.391353	17.26%	89,665
2003	6.296936	8.862004	40.74%	114,549
2002	8.218658	6.296936	-23.38%	135,017
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.794034	2.697748	-3.45%	0
2010	2.475866	2.794034	12.85%	0
2009	1.985066	2.475866	24.72%	0
2008	9.557390	1.985066	-79.23%	0
2007*	10.000000	9.557390	-4.43%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.015924	2.898416	-3.90%	0
2010	2.669500	3.015924	12.98%	0
2009	2.164825	2.669500	23.31%	0
2008	10.315805	2.164825	-79.01%	1,389
2007	10.495128	10.315805	-1.71%	1,500
2006*	10.000000	10.495128	4.95%	1,603
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311181	13.096753	-1.61%	27,187
2010	11.650774	13.311181	14.25%	31,672
2009	9.229598	11.650774	26.23%	46,459
2008	15.244535	9.229598	-39.46%	49,775
2007	14.837386	15.244535	2.74%	61,709
2006	13.108388	14.837386	13.19%	65,428
2005	12.569703	13.108388	4.29%	85,143
2004	11.670124	12.569703	7.71%	109,644
2003	9.359056	11.670124	24.69%	143,563
2002	11.713202	9.359056	-20.10%	91,235
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735621	9.368203	-3.77%	2,104
2010	8.017245	9.735621	21.43%	3,221
2009	5.938698	8.017245	35.00%	7,224
2008	9.707899	5.938698	-38.83%	7,821
2007	9.987465	9.707899	-2.80%	4,045
2006*	10.000000	9.987465	-0.13%	2,453

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983946	13.911443	-0.52%	13,224
2010	11.149007	13.983946	25.43%	19,973
2009	8.544230	11.149007	30.49%	23,058
2008	17.048909	8.544230	-49.88%	21,010
2007	16.295740	17.048909	4.62%	19,971
2006	16.084619	16.295740	1.31%	25,269
2005	14.551544	16.084619	10.54%	32,437
2004	12.346352	14.551544	17.86%	33,771
2003	9.990303	12.346352	23.58%	39,540
2002	14.060573	9.990303	-28.95%	29,618
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675695	12.456362	6.69%	675
2010	10.848770	11.675695	7.62%	1,998
2009*	10.000000	10.848770	8.49%	1,686
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310867	11.242559	-0.60%	57,333
2010	10.928078	11.310867	3.50%	78,787
2009*	10.000000	10.928078	9.28%	20,441
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
2008	11.011231	10.073944	-8.51%	0
2007	10.114488	11.011231	8.87%	0
2006*	10.000000	10.114488	1.14%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
2008	11.085475	11.426111	3.07%	0
2007	10.360869	11.085475	6.99%	0
2006*	10.000000	10.360869	3.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.983857	-0.16%	1,605
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
2008	11.238387	6.273267	-44.18%	0
2007	10.985196	11.238387	2.30%	0
2006*	10.000000	10.985196	9.85%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.005906	9.448894	-5.57%	0
2010	9.084710	10.005906	10.14%	12,073
2009	7.791367	9.084710	16.60%	12,221
2008	12.655189	7.791367	-38.43%	16,200
2007	13.664104	12.655189	-7.38%	23,189
2006	11.448880	13.664104	19.35%	12,205
2005	10.883015	11.448880	5.20%	13,123
2004	9.772302	10.883015	11.37%	13,943
2003	8.033595	9.772302	21.64%	8,619
2002	10.160238	8.033595	-20.93%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.924256	9.963233	-8.80%	8,278
2010	9.655620	10.924256	13.14%	12,905
2009	7.834872	9.655620	23.24%	13,252
2008	12.889158	7.834872	-39.21%	16,788
2007	12.834598	12.889158	0.43%	22,422
2006	11.270356	12.834598	13.88%	22,423
2005	10.727103	11.270356	5.06%	22,446
2004	9.741250	10.727103	10.12%	22,552
2003	7.889625	9.741250	23.47%	11,216
2002	10.182226	7.889625	-22.52%	8,278
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.523301	11.430744	8.62%	3,260
2010*	10.000000	10.523301	5.23%	3,447
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833986	11.263214	3.96%	1,083
2010	10.275922	10.833986	5.43%	1,083
2009	9.524373	10.275922	7.89%	1,083
2008	10.779264	9.524373	-11.64%	5,685
2007	10.388939	10.779264	3.76%	7,009
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.823282	38.784080	5.32%	6,295
2010	34.098904	36.823282	7.99%	8,581
2009	26.613380	34.098904	28.13%	9,102
2008	31.810375	26.613380	-16.34%	12,726
2007	30.348016	31.810375	4.82%	13,158
2006	27.832187	30.348016	9.04%	13,938
2005	25.196617	27.832187	10.46%	16,150
2004	23.265299	25.196617	8.30%	21,575
2003	18.490922	23.265299	25.82%	23,672
2002	17.204918	18.490922	7.47%	4,505

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168794	12.481781	-5.22%	0
2010	12.663054	13.168794	3.99%	0
2009	9.710238	12.663054	30.41%	0
2008	17.821247	9.710238	-45.51%	0
2007	15.806391	17.821247	12.75%	0
2006	12.836370	15.806391	23.14%	0
2005	11.744532	12.836370	9.30%	0
2004	10.167476	11.744532	15.51%	0
2003	8.109277	10.167476	25.38%	0
2002*	10.000000	8.109277	-18.91%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.064138	39.507337	-26.93%	724
2010	43.316130	54.064138	24.81%	724
2009	20.649302	43.316130	109.77%	2,187
2008	59.585849	20.649302	-65.35%	2,008
2007	44.006397	59.585849	35.40%	3,326
2006	32.058974	44.006397	37.27%	4,067
2005	24.681277	32.058974	29.89%	4,634
2004	19.923949	24.681277	23.88%	5,607
2003	13.131584	19.923949	51.73%	7,767
2002	13.744142	13.131584	-4.46%	4,413
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.845154	42.624120	-17.79%	1,502
2010	40.768529	51.845154	27.17%	1,532
2009	26.299894	40.768529	55.01%	1,689
2008	49.612322	26.299894	-46.99%	1,116
2007	34.689305	49.612322	43.02%	1,406
2006	28.316407	34.689305	22.51%	3,397
2005	18.971961	28.316407	49.25%	3,941
2004	15.519976	18.971961	22.24%	6,930
2003	10.893391	15.519976	42.47%	6,216
2002	11.393485	10.893391	-4.39%	2,759
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.391331	10.444117	-8.32%	13,138
2010	10.304419	11.391331	10.55%	13,710
2009	8.241655	10.304419	25.03%	11,914
2008	13.480539	8.241655	-38.86%	15,534
2007	12.460805	13.480539	8.18%	15,953
2006	11.138923	12.460805	11.87%	18,246
2005	10.409093	11.138923	7.01%	15,524
2004	9.645954	10.409093	7.91%	16,004
2003	7.262866	9.645954	32.81%	15,268
2002	9.641466	7.262866	-24.67%	9,678
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292339	15.295201	-6.12%	1,105
2010	13.060414	16.292339	24.75%	2,655
2009*	10.000000	13.060414	30.60%	1,968

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.381158	15.620945	-10.13%	649
2010	13.960490	17.381158	24.50%	1,890
2009	9.950179	13.960490	40.30%	1,246
2008	15.746345	9.950179	-36.81%	535
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384804	13.611707	9.91%	2,828
2010	11.979304	12.384804	3.39%	2,967
2009	11.051399	11.979304	8.40%	2,526
2008	11.418201	11.051399	-3.21%	1,487
2007	10.604050	11.418201	7.68%	927
2006	10.612998	10.604050	-0.08%	2,587
2005	10.624530	10.612998	-0.11%	858
2004	10.209525	10.624530	4.06%	659
2003*	10.000000	10.209525	2.10%	290
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.590202	12.768265	1.41%	13,996
2010	11.214752	12.590202	12.26%	14,471
2009	9.655567	11.214752	16.15%	19,594
2008	15.008913	9.655567	-35.67%	16,497
2007	15.272407	15.008913	-1.73%	18,972
2006	13.261766	15.272407	15.16%	19,631
2005	12.886814	13.261766	2.91%	21,016
2004	11.596281	12.886814	11.13%	19,321
2003	9.115086	11.596281	27.22%	19,026
2002	11.494846	9.115086	-20.70%	11,815
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
2009	10.357850	13.626560	31.56%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.819444	11.544189	-2.33%	1,032
2010	10.077340	11.819444	17.29%	373
2009	7.885187	10.077340	27.80%	699
2008	10.598040	7.885187	-25.60%	815
2007	11.031146	10.598040	-3.93%	1,067
2006*	10.000000	11.031146	10.31%	1,039
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
2009	14.057757	16.572080	17.89%	31,532
2008	19.520974	14.057757	-27.99%	31,883
2007	20.925531	19.520974	-6.71%	34,485
2006	17.930824	20.925531	16.70%	33,586
2005	17.357040	17.930824	3.31%	33,178
2004	15.435721	17.357040	12.45%	31,494
2003	12.170125	15.435721	26.83%	28,763
2002	14.161782	12.170125	-14.06%	16,646

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.000998	12.321456	-5.23%	2,114
2010	12.043434	13.000998	7.95%	1,585
2009*	10.000000	12.043434	25.57%	172
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.780793	14.619211	-1.09%	3,430
2010	11.943809	14.780793	23.75%	3,518
2009	9.713315	11.943809	22.96%	3,790
2008	14.296006	9.713315	-32.06%	3,407
2007	14.633033	14.296006	-2.30%	4,294
2006	13.003864	14.633033	12.53%	4,408
2005	12.329540	13.003864	5.47%	4,084
2004	10.285373	12.329540	19.87%	3,219
2003	7.590152	10.285373	35.51%	2,626
2002*	10.000000	7.590152	-24.10%	355
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.941923	10.858741	-0.76%	9,253
2010	9.689745	10.941923	12.92%	8,732
2009	7.365892	9.689745	31.55%	14,084
2008	11.421512	7.365892	-35.51%	15,002
2007	10.775260	11.421512	6.00%	14,641
2006	10.032485	10.775260	7.40%	14,092
2005	9.844387	10.032485	1.91%	14,901
2004	9.424231	9.844387	4.46%	13,971
2003	7.604702	9.424231	23.93%	12,772
2002	10.882532	7.604702	-30.12%	11,228
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534993	12.560075	0.20%	37,780
2010	11.098333	12.534993	12.94%	40,352
2009	8.932279	11.098333	24.25%	41,756
2008	14.449022	8.932279	-38.18%	50,633
2007	13.959170	14.449022	3.51%	53,147
2006	12.288247	13.959170	13.60%	55,935
2005	11.933915	12.288247	2.97%	62,613
2004	10.967119	11.933915	8.82%	58,351
2003	8.686976	10.967119	26.25%	62,322
2002	11.377149	8.686976	-23.65%	35,783
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.989924	14.999638	7.22%	6,411
2010	12.335042	13.989924	13.42%	11,662
2009	10.233414	12.335042	20.54%	11,512
2008	14.770045	10.233414	-30.72%	13,486
2007	14.019259	14.770045	5.36%	12,886
2006	12.237382	14.019259	14.56%	13,597
2005	11.920233	12.237382	2.66%	13,339
2004	11.537984	11.920233	3.31%	15,264
2003	9.681804	11.537984	19.17%	13,462
2002	11.820057	9.681804	-18.09%	6,395

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.212883	12.197026	-19.82%	0
2010	14.808212	15.212883	2.73%	0
2009	11.495956	14.808212	28.81%	0
2008	18.649287	11.495956	-38.36%	0
2007	18.207603	18.649287	2.43%	0
2006	15.099947	18.207603	20.58%	0
2005	13.721111	15.099947	10.05%	0
2004	11.623812	13.721111	18.04%	0
2003	8.667488	11.623812	34.11%	0
2002	10.040719	8.667488	-13.68%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.957081	9.284438	-15.27%	0
2010	8.494657	10.957081	28.99%	0
2009	6.852889	8.494657	23.96%	0
2008	11.165567	6.852889	-38.62%	0
2007	12.765855	11.165567	-12.54%	0
2006	12.507898	12.765855	2.06%	0
2005	12.019851	12.507898	4.06%	0
2004	10.976665	12.019851	9.50%	0
2003	8.474906	10.976665	29.52%	0
2002	10.654863	8.474906	-20.46%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482982	15.574255	0.59%	18,599
2010	14.508802	15.482982	6.71%	21,256
2009	12.249031	14.508802	18.45%	24,958
2008	13.433556	12.249031	-8.82%	22,488
2007	12.962295	13.433556	3.64%	30,013
2006	12.653506	12.962295	2.44%	29,630
2005	12.700428	12.653506	-0.37%	32,229
2004	12.462369	12.700428	1.91%	31,845
2003	12.108907	12.462369	2.92%	28,644
2002	11.263725	12.108907	7.50%	16,810
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.178791	10.963498	-1.93%	793
2010	10.082086	11.178791	10.88%	793
2009	8.256936	10.082086	22.10%	793
2008	11.205533	8.256936	-26.31%	5,498
2007	10.487792	11.205533	6.84%	0
2006*	10.000000	10.487792	4.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746652	10.450818	-2.75%	1,498
2010	9.541377	10.746652	12.63%	1,583
2009	7.533560	9.541377	26.65%	1,434
2008	11.384028	7.533560	-33.82%	1,898
2007	10.507729	11.384028	8.34%	2,372
2006*	10.000000	10.507729	5.08%	1,183

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338382	9.893975	-4.30%	149
2010	9.061840	10.338382	14.09%	149
2009	7.011827	9.061840	29.24%	149
2008	11.513627	7.011827	-39.10%	174
2007	10.527827	11.513627	9.36%	122
2006*	10.000000	10.527827	5.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
2009	12.947874	17.275891	33.43%	41,606
2008	22.942085	12.947874	-43.56%	38,205
2007	19.853098	22.942085	15.56%	39,207
2006	18.088817	19.853098	9.75%	38,722
2005	15.739580	18.088817	14.93%	39,569
2004	13.875191	15.739580	13.44%	36,574
2003	10.991394	13.875191	26.24%	31,481
2002	12.338834	10.991394	-10.92%	20,284
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.218924	9.528029	-6.76%	4,853
2010	8.719783	10.218924	17.19%	3,713
2009	6.007924	8.719783	45.14%	3,121
2008	13.398310	6.007924	-55.16%	1,916
2007	9.354605	13.398310	43.23%	1,498
2006*	10.000000	9.354605	-6.45%	577
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025386	13.912901	-0.80%	17,807
2010	12.390959	14.025386	13.19%	29,251
2009	9.689103	12.390959	27.89%	33,441
2008	17.195174	9.689103	-43.65%	38,239
2007	17.240844	17.195174	-0.26%	43,193
2006	14.597980	17.240844	18.10%	47,358
2005	14.034109	14.597980	4.02%	49,188
2004	12.811259	14.034109	9.55%	50,291
2003	10.003066	12.811259	28.07%	38,660
2002	12.253980	10.003066	-18.37%	20,895
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
2009	5.279096	7.565769	43.32%	4,126
2008	11.944770	5.279096	-55.80%	3,766
2007	9.871549	11.944770	21.00%	4,068
2006	9.531444	9.871549	3.57%	4,590
2005	8.901990	9.531444	7.07%	5,779
2004	8.454474	8.901990	5.29%	6,342
2003	6.629704	8.454474	27.52%	5,701
2002	8.633163	6.629704	-23.21%	5,271

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188437	12.004671	-1.51%	21,313
2010	9.989586	12.188437	22.01%	23,845
2009	7.926138	9.989586	26.03%	28,551
2008	15.273930	7.926138	-48.11%	33,700
2007	12.242015	15.273930	24.77%	36,967
2006	11.661788	12.242015	4.98%	37,208
2005	11.220319	11.661788	3.93%	38,789
2004	11.047999	11.220319	1.56%	37,128
2003	8.459859	11.047999	30.59%	31,628
2002	12.323670	8.459859	-31.35%	25,837
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111684	13.402132	2.22%	4,661
2010	11.716151	13.111684	11.91%	4,696
2009	8.285591	11.716151	41.40%	4,818
2008	11.242436	8.285591	-26.30%	4,884
2007	11.136228	11.242436	0.95%	6,937
2006	10.184145	11.136228	9.35%	11,056
2005	10.099701	10.184145	0.84%	8,498
2004	9.380947	10.099701	7.66%	8,049
2003	7.512154	9.380947	24.88%	8,018
2002	7.371466	7.512154	1.91%	3,687
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414402	11.675049	2.28%	6,033
2010	10.210790	11.414402	11.79%	5,090
2009	7.213130	10.210790	41.56%	4,927
2008	9.776164	7.213130	-26.22%	3,352
2007*	10.000000	9.776164	-2.24%	1,712
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.532648	13.214988	5.44%	3,910
2010	11.834084	12.532648	5.90%	5,315
2009	10.402160	11.834084	13.77%	4,986
2008	10.942735	10.402160	-4.94%	5,516
2007	10.677621	10.942735	2.48%	4,149
2006	10.408697	10.677621	2.58%	2,074
2005	10.367180	10.408697	0.40%	950
2004	10.104687	10.367180	2.60%	1,085
2003*	10.000000	10.104687	1.05%	946
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.581012	10.169563	-12.19%	5,987
2010	9.149056	11.581012	26.58%	6,224
2009	6.643934	9.149056	37.71%	2,960
2008	11.167854	6.643934	-40.51%	2,454
2007	9.833348	11.167854	13.57%	1,947
2006*	10.000000	9.833348	-1.67%	625

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.433555	12.564124	-18.59%	483
2010	13.887863	15.433555	11.13%	483
2009	11.168216	13.887863	24.35%	483
2008	20.229789	11.168216	-44.79%	483
2007	17.551030	20.229789	15.26%	500
2006	15.129373	17.551030	16.01%	500
2005	12.929468	15.129373	17.01%	500
2004	11.583907	12.929468	11.62%	500
2003	8.224601	11.583907	40.84%	500
2002	10.498504	8.224601	-21.66%	1,253
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.477677	11.775375	-18.67%	5,209
2010	13.025736	14.477677	11.15%	6,523
2009	10.470591	13.025736	24.40%	6,769
2008	18.970515	10.470591	-44.81%	5,998
2007	16.455903	18.970515	15.28%	6,257
2006	14.185006	16.455903	16.01%	6,508
2005	12.127206	14.185006	16.97%	6,076
2004	10.864300	12.127206	11.62%	5,525
2003	7.711109	10.864300	40.89%	4,434
2002*	10.000000	7.711109	-22.89%	2,403
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.298263	12.818429	-10.35%	1,863
2010	11.496555	14.298263	24.37%	2,474
2009	7.426726	11.496555	54.80%	2,315
2008	15.467034	7.426726	-51.98%	2,587
2007	14.893926	15.467034	3.85%	1,969
2006	13.032217	14.893926	14.29%	1,723
2005	12.920158	13.032217	0.87%	2,235
2004	11.524844	12.920158	12.11%	2,455
2003	7.426249	11.524844	55.19%	3,358
2002*	10.000000	7.426249	-25.74%	331
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.572490	11.653327	0.70%	1,413
2010	10.443102	11.572490	10.81%	1,906
2009	7.830809	10.443102	33.36%	4,152
2008	11.319149	7.830809	-30.82%	2,164
2007	11.093323	11.319149	2.04%	2,037
2006*	10.000000	11.093323	10.93%	894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265572	9.716856	-5.35%	3,493
2010	8.140276	10.265572	26.11%	4,124
2009	6.408405	8.140276	27.02%	5,028
2008	9.728001	6.408405	-34.12%	2,780
2007	10.133296	9.728001	-4.00%	994
2006*	10.000000	10.133296	1.33%	913

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	6,613
2009	6.582545	8.432430	28.10%	6,919
2008*	10.000000	6.582545	-34.17%	7,416
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.305253	10.183126	-17.25%	1,091
2010	10.646862	12.305253	15.58%	1,091
2009	6.270718	10.646862	69.79%	591
2008	13.472245	6.270718	-53.45%	2,123
2007	10.644685	13.472245	26.56%	4,324
2006*	10.000000	10.644685	6.45%	438
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
2009	10.406862	14.057145	35.08%	0
2008	17.705569	10.406862	-41.22%	0
2007	15.549188	17.705569	13.87%	0
2006	12.990625	15.549188	19.70%	0
2005	11.955445	12.990625	8.66%	0
2004	10.226006	11.955445	16.91%	0
2003	7.844013	10.226006	30.37%	0
2002*	10.000000	7.844013	-21.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371969	9.111717	-12.15%	1,398
2010	9.728036	10.371969	6.62%	2,308
2009	7.209489	9.728036	34.93%	2,517
2008	12.298138	7.209489	-41.38%	4,149
2007	10.832375	12.298138	13.53%	3,151
2006*	10.000000	10.832375	8.32%	1,087
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.613571	15.229091	-2.46%	5,298
2010	13.879587	15.613571	12.49%	4,955
2009	11.890503	13.879587	16.73%	4,601
2008	11.383455	11.890503	4.45%	2,238
2007	10.425263	11.383455	9.19%	1,638
2006*	10.000000	10.425263	4.25%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
2009	7.519611	8.854663	17.75%	0
2008	12.409439	7.519611	-39.40%	0
2007	11.589068	12.409439	7.08%	0
2006*	10.000000	11.589068	15.89%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
2009	5.358453	7.586876	41.59%	0
2008	9.075650	5.358453	-40.96%	0
2007	10.303410	9.075650	-11.92%	0
2006*	10.000000	10.303410	3.03%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
2009	8.207082	10.140371	23.56%	0
2008	11.462737	8.207082	-28.40%	0
2007	10.992380	11.462737	4.28%	0
2006*	10.000000	10.992380	9.92%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
2009	6.964170	9.110161	30.81%	0
2008	11.500417	6.964170	-39.44%	0
2007	11.374158	11.500417	1.11%	0
2006*	10.000000	11.374158	13.74%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
2009	7.299749	12.402468	69.90%	0
2008	10.600241	7.299749	-31.14%	0
2007	10.559849	10.600241	0.38%	0
2006*	10.000000	10.559849	5.60%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
2009	7.063955	10.833277	53.36%	0
2008	11.695402	7.063955	-39.60%	0
2007	10.786852	11.695402	8.42%	0
2006*	10.000000	10.786852	7.87%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
2009	7.564680	10.707980	41.55%	0
2008	10.752374	7.564680	-29.65%	0
2007	10.734138	10.752374	0.17%	0
2006*	10.000000	10.734138	7.34%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
2009	5.568871	7.404625	32.96%	0
2008	10.729449	5.568871	-48.10%	0
2007	10.331460	10.729449	3.85%	0
2006*	10.000000	10.331460	3.31%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
2009	6.169693	8.087402	31.08%	0
2008	9.968928	6.169693	-38.11%	0
2007	10.805007	9.968928	-7.74%	0
2006*	10.000000	10.805007	8.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307723	8.966729	-13.01%	0
2010*	10.000000	10.307723	3.08%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.779332	12.560964	-1.71%	0
2010	11.860299	12.779332	7.75%	0
2009	9.399440	11.860299	26.18%	0
2008	13.681114	9.399440	-31.30%	0
2007	12.867488	13.681114	6.32%	0
2006	11.210324	12.867488	14.78%	0
2005	10.822909	11.210324	3.58%	0
2004	10.098727	10.822909	7.17%	0
2003	8.252685	10.098727	22.37%	0
2002	9.940266	8.252685	-16.98%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
2009	8.228641	10.332565	25.57%	0
2008	11.721532	8.228641	-29.80%	0
2007	10.655970	11.721532	10.00%	0
2006*	10.000000	10.655970	6.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
2009	6.435799	8.325135	29.36%	0
2008	11.822368	6.435799	-45.56%	0
2007	12.726802	11.822368	-7.11%	0
2006*	10.000000	12.726802	27.27%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
2009	12.238290	16.278322	33.01%	0
2008	20.872212	12.238290	-41.37%	0
2007	18.500953	20.872212	12.82%	0
2006	14.668839	18.500953	26.12%	0
2005	12.646837	14.668839	15.99%	0
2004	10.369651	12.646837	21.96%	0
2003	8.169306	10.369651	26.93%	0
2002*	10.000000	8.169306	-18.31%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.104547	-8.95%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.391287	20.435570	-8.73%	1,959
2010	20.949286	22.391287	6.88%	302
2009*	10.000000	20.949286	22.98%	211
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300365	8.512229	-8.47%	28,350
2010	8.880893	9.300365	4.72%	33,750
2009	6.184179	8.880893	43.61%	40,863
2008	11.291345	6.184179	-45.23%	36,988
2007	8.403216	11.291345	34.37%	35,178
2006	7.830007	8.403216	7.32%	28,345
2005	7.072868	7.830007	10.70%	34,339
2004	6.096134	7.072868	16.02%	34,965
2003	5.155250	6.096134	18.25%	29,676
2002	6.234962	5.155250	-17.32%	16,505
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.790931	4.304075	-10.16%	2,181
2010	3.915887	4.790931	22.35%	2,262
2009	2.537698	3.915887	54.31%	2,262
2008	4.605487	2.537698	-44.90%	2,527
2007	3.848176	4.605487	19.68%	4,478
2006	3.628519	3.848176	6.05%	1,499
2005	3.307220	3.628519	9.72%	2,041
2004	3.343773	3.307220	-1.09%	2,645
2003	2.321074	3.343773	44.06%	2,810
2002	3.995569	2.321074	-41.91%	9,437
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.584115	11.036128	-33.45%	6,608
2010	13.487751	16.584115	22.96%	7,112
2009	7.658356	13.487751	76.12%	9,236
2008	16.301067	7.658356	-53.02%	10,380
2007	12.948047	16.301067	25.90%	12,088
2006	8.978130	12.948047	44.22%	7,210
2005	6.918472	8.978130	29.77%	7,760
2004	5.926958	6.918472	16.73%	7,935
2003	4.479412	5.926958	32.32%	8,484
2002	6.134915	4.479412	-26.98%	9,656

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.039775	14.106981	0.48%	289
2010	11.563093	14.039775	21.42%	289
2009	9.279686	11.563093	24.61%	289
2008	14.126858	9.279686	-34.31%	289
2007	14.021140	14.126858	0.75%	898
2006	12.201009	14.021140	14.92%	443
2005	11.358686	12.201009	7.42%	361
2004*	10.000000	11.358686	13.59%	110
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168233	12.890980	-2.11%	3,076
2010	12.038713	13.168233	9.38%	2,006
2009	9.996365	12.038713	20.43%	2,329
2008	15.112583	9.996365	-33.85%	2,747
2007	14.282895	15.112583	5.81%	1,469
2006	12.050714	14.282895	18.52%	105
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724430	10.360352	-3.39%	754
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.558008	7.382220	-2.33%	86
2010	6.444333	7.558008	17.28%	86
2009	4.909233	6.444333	31.27%	217
2008	8.144006	4.909233	-39.72%	2,392
2007	6.927429	8.144006	17.56%	2,198
2006	6.634147	6.927429	4.42%	1,093
2005	6.333414	6.634147	4.75%	1,936
2004	5.953998	6.333414	6.37%	2,378
2003	4.560642	5.953998	30.55%	2,755
2002	6.505832	4.560642	-29.90%	2,276
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.866343	13.726207	-1.01%	27,363
2010	12.425797	13.866343	11.59%	35,123
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.065308	9.991547	-0.73%	11,805
2010	9.136156	10.065308	10.17%	11,961
2009	7.527012	9.136156	21.38%	3,202
2008	10.898553	7.527012	-30.94%	2,748
2007	10.441173	10.898553	4.38%	628
2006*	10.000000	10.441173	4.41%	93
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	506
2009	9.356954	10.320671	10.30%	579
2008	10.556053	9.356954	-11.36%	0
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.095465	9.896797	-10.80%	2,776
2010	10.136054	11.095465	9.47%	2,893
2009	7.278126	10.136054	39.27%	3,041
2008	12.060105	7.278126	-39.65%	2,486
2007	10.723164	12.060105	12.47%	1,228
2006*	10.000000	10.723164	7.23%	572
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.819331	9.204869	-6.26%	1,828
2010	8.447133	9.819331	16.24%	2,596
2009	6.188730	8.447133	36.49%	2,536
2008	11.280075	6.188730	-45.14%	1,375
2007	10.250695	11.280075	10.04%	1,244
2006*	10.000000	10.250695	2.51%	1,054
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
2009	5.958951	7.659289	28.53%	0
2008	9.782890	5.958951	-39.09%	0
2007*	10.000000	9.782890	-2.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.104864	16.444472	2.11%	2,230
2010	14.471327	16.104864	11.29%	2,944
2009	10.078138	14.471327	43.59%	3,369
2008	14.230330	10.078138	-29.18%	3,839
2007	14.030561	14.230330	1.42%	2,867
2006	12.897677	14.030561	8.78%	7,478
2005	12.808565	12.897677	0.70%	10,004
2004	11.829065	12.808565	8.28%	11,517
2003	9.836609	11.829065	20.26%	11,189
2002	9.689126	9.836609	1.52%	4,056
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009539	13.282530	2.10%	2,478
2010	11.689363	13.009539	11.29%	4,600
2009	8.136171	11.689363	43.67%	4,749
2008	11.505618	8.136171	-29.29%	2,963
2007	11.340421	11.505618	1.46%	4,172
2006	10.425180	11.340421	8.78%	2,010
2005*	10.000000	10.425180	4.25%	811
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766116	7.619990	-13.07%	10,530
2010	7.709797	8.766116	13.70%	12,622
2009	5.124937	7.709797	50.44%	16,329
2008*	10.000000	5.124937	-48.75%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.606980	9.148330	-4.77%	2,614
2010	7.904167	9.606980	21.54%	2,704
2009	6.110003	7.904167	29.36%	2,211
2008*	10.000000	6.110003	-38.90%	2,640
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109875	9.809665	-2.97%	15,045
2010	9.310557	10.109875	8.59%	15,045
2009	7.900737	9.310557	17.84%	14,935
2008*	10.000000	7.900737	-20.99%	15,063
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564529	10.537207	-0.26%	260
2010	10.057746	10.564529	5.04%	2,768
2009	9.048338	10.057746	11.16%	2,508
2008*	10.000000	9.048338	-9.52%	2,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.901666	9.511460	-3.94%	1,129
2010	9.039810	9.901666	9.53%	1,129
2009	7.537235	9.039810	19.94%	1,301
2008*	10.000000	7.537235	-24.63%	1,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	160
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079660	11.616012	4.84%	1,694
2010	10.522958	11.079660	5.29%	2,267
2009	9.835494	10.522958	6.99%	1,783
2008*	10.000000	9.835494	-1.65%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	213
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.928611	19.031933	-23.65%	1,083
2010	21.817344	24.928611	14.26%	1,086
2009	13.583195	21.817344	60.62%	1,093
2008	32.699975	13.583195	-58.46%	476
2007	22.840560	32.699975	43.17%	60
2006	16.985684	22.840560	34.47%	60
2005	13.020203	16.985684	30.46%	60
2004	10.964194	13.020203	18.75%	60
2003	6.745447	10.964194	62.54%	209
2002	8.090952	6.745447	-16.63%	663
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.645366	21.101282	-23.67%	2,442
2010	24.186925	27.645366	14.30%	3,036
2009	15.042758	24.186925	60.79%	3,206
2008	36.271891	15.042758	-58.53%	2,721
2007	25.340854	36.271891	43.14%	4,293
2006	18.855195	25.340854	34.40%	1,840
2005	14.451324	18.855195	30.47%	2,789
2004	12.167999	14.451324	18.76%	1,695
2003	7.488067	12.167999	62.50%	752
2002*	10.000000	7.488067	-25.12%	227
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.717057	15.525064	5.49%	26,562
2010	14.281051	14.717057	3.05%	33,624
2009	14.140468	14.281051	0.99%	34,301
2008	13.347313	14.140468	5.94%	36,286
2007	12.665762	13.347313	5.38%	36,096
2006	12.461292	12.665762	1.64%	36,135
2005	12.269348	12.461292	1.56%	43,782
2004	12.081076	12.269348	1.56%	42,013
2003	12.042881	12.081076	0.32%	39,369
2002	11.033039	12.042881	9.15%	36,870
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415524	10.131129	-11.25%	1,814
2010	10.245196	11.415524	11.42%	0
2009	8.030285	10.245196	27.58%	0
2008	15.136694	8.030285	-46.95%	0
2007	12.105750	15.136694	25.04%	0
2006	9.256714	12.105750	30.78%	0
2005	7.227958	9.256714	28.07%	0
2004	6.435697	7.227958	12.31%	0
2003	4.824815	6.435697	33.39%	0
2002	6.464037	4.824815	-25.36%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.308307	16.248453	-11.25%	1,619
2010	16.434372	18.308307	11.40%	1,555
2009	12.886474	16.434372	27.53%	1,534
2008	24.282764	12.886474	-46.93%	1,079
2007	19.419965	24.282764	25.04%	749
2006	14.851148	19.419965	30.76%	1,324
2005	11.599408	14.851148	28.03%	1,700
2004	10.313672	11.599408	12.47%	746
2003	7.748697	10.313672	33.10%	460
2002*	10.000000	7.748697	-22.51%	96
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.721870	7.475938	-14.29%	223
2010	8.257188	8.721870	5.63%	173
2009	6.528074	8.257188	26.49%	125
2008	11.663775	6.528074	-44.03%	68
2007	10.842547	11.663775	7.57%	21
2006*	10.000000	10.842547	8.43%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290291	12.557531	-5.51%	12,857
2010	11.788571	13.290291	12.74%	13,276
2009	9.422814	11.788571	25.11%	11,488
2008	15.170486	9.422814	-37.89%	10,549
2007	14.558931	15.170486	4.20%	21,514
2006	12.665956	14.558931	14.95%	15,050
2005	11.931477	12.665956	6.16%	17,671
2004	10.639301	11.931477	12.15%	15,722
2003	8.203385	10.639301	29.69%	6,923
2002*	10.000000	8.203385	-17.97%	904
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.273494	12.425243	1.24%	10,765
2010	11.784925	12.273494	4.15%	11,087
2009	10.984715	11.784925	7.28%	11,402
2008	11.884834	10.984715	-7.57%	12,426
2007	11.468184	11.884834	3.63%	9,008
2006	10.983058	11.468184	4.42%	8,835
2005	10.809357	10.983058	1.61%	3,816
2004	10.502098	10.809357	2.93%	3,455
2003	9.895838	10.502098	6.13%	1,858
2002*	10.000000	9.895838	-1.04%	769

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030994	12.811240	-1.69%	35,498
2010	11.945785	13.030994	9.08%	50,871
2009	10.195277	11.945785	17.17%	58,130
2008	13.497257	10.195277	-24.46%	60,623
2007	12.989787	13.497257	3.91%	67,496
2006	11.860570	12.989787	9.52%	72,984
2005	11.447227	11.860570	3.61%	64,777
2004	10.625957	11.447227	7.73%	63,575
2003	8.999570	10.625957	18.07%	39,900
2002*	10.000000	8.999570	-10.00%	12,312
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.325997	12.827832	-3.74%	43,301
2010	12.008250	13.325997	10.97%	47,811
2009	9.815472	12.008250	22.34%	51,215
2008	14.546762	9.815472	-32.52%	62,161
2007	13.935085	14.546762	4.39%	60,552
2006	12.369589	13.935085	12.66%	60,543
2005	11.745826	12.369589	5.31%	58,115
2004	10.654414	11.745826	10.24%	51,343
2003	8.553922	10.654414	24.56%	27,742
2002*	10.000000	8.553922	-14.46%	8,547
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825438	12.874464	0.38%	4,394
2010	12.017093	12.825438	6.73%	5,125
2009	10.665626	12.017093	12.67%	5,389
2008	12.765018	10.665626	-16.45%	4,047
2007	12.261864	12.765018	4.10%	6,028
2006	11.498511	12.261864	6.64%	16,886
2005	11.188941	11.498511	2.77%	19,561
2004	10.616601	11.188941	5.39%	19,904
2003	9.494075	10.616601	11.82%	14,720
2002*	10.000000	9.494075	-5.06%	10,070
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820663	13.289460	-3.84%	64,905
2010	12.915827	13.820663	7.01%	74,925
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.424307	25.327907	-4.15%	7,781
2010	21.289110	26.424307	24.12%	10,374
2009	15.828437	21.289110	34.50%	10,578
2008	25.331025	15.828437	-37.51%	10,584
2007	23.947955	25.331025	5.78%	12,241
2006	22.157413	23.947955	8.08%	14,889
2005	20.096540	22.157413	10.25%	16,482
2004	17.655987	20.096540	13.82%	17,614
2003	13.332102	17.655987	32.43%	13,541
2002	16.005443	13.332102	-16.70%	9,391

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210847	11.026379	-1.65%	49,567
2010	11.398912	11.210847	-1.65%	38,164
2009	11.585286	11.398912	-1.61%	44,350
2008	11.542601	11.585286	0.37%	123,563
2007	11.200509	11.542601	3.05%	34,302
2006	10.894355	11.200509	2.81%	28,280
2005	10.788773	10.894355	0.98%	24,678
2004	10.881482	10.788773	-0.85%	26,783
2003	10.995248	10.881482	-1.03%	17,615
2002	11.045897	10.995248	-0.46%	13,841
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.295503	15.878371	3.81%	2,645
2010	14.063112	15.295503	8.76%	2,456
2009	11.496194	14.063112	22.33%	2,508
2008	14.132859	11.496194	-18.66%	3,347
2007	13.735964	14.132859	2.89%	4,042
2006	13.321271	13.735964	3.11%	4,058
2005	13.255163	13.321271	0.50%	3,743
2004	12.650922	13.255163	4.78%	3,543
2003	11.473014	12.650922	10.27%	3,720
2002	10.881227	11.473014	5.44%	1,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
2009*	10.000000	13.428683	34.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.140387	8.147768	-10.86%	10,420
2010	8.149676	9.140387	12.16%	13,254
2009	6.072420	8.149676	34.21%	13,676
2008*	10.000000	6.072420	-39.28%	2,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.415417	12.718277	-17.50%	735
2010	14.770986	15.415417	4.36%	1,216
2009	11.567338	14.770986	27.70%	2,627
2008	21.916405	11.567338	-47.22%	3,041
2007	21.651448	21.916405	1.22%	3,326
2006	17.934223	21.651448	20.73%	2,673
2005	16.272754	17.934223	10.21%	1,719
2004	13.758110	16.272754	18.28%	1,247
2003*	10.000000	13.758110	37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126546	8.715404	-4.50%	26,012
2010	8.033533	9.126546	13.61%	29,785
2009	6.294094	8.033533	27.64%	13,933
2008*	10.000000	6.294094	-37.06%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399117	9.631549	-7.38%	2,320
2010*	10.000000	10.399117	3.99%	4,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.723860	8.057449	-7.64%	1,255
2010	7.867363	8.723860	10.89%	2,138
2009	6.278351	7.867363	25.31%	2,161
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.684178	9.121841	-5.81%	46,133
2010	7.764221	9.684178	24.73%	56,677
2009	6.210174	7.764221	25.02%	63,048
2008*	10.000000	6.210174	-37.90%	805
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089948	9.693418	-3.93%	17,791
2010	8.575528	10.089948	17.66%	17,965
2009	6.683090	8.575528	28.32%	21,631
2008*	10.000000	6.683090	-33.17%	1,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448046	13.140838	-2.28%	5,191
2010	10.899692	13.448046	23.38%	6,914
2009	8.694850	10.899692	25.36%	7,802
2008	16.500572	8.694850	-47.31%	6,178
2007	15.288267	16.500572	7.93%	5,236
2006	15.061103	15.288267	1.51%	4,071
2005	14.166800	15.061103	6.31%	5,370
2004	12.700547	14.166800	11.54%	5,880
2003	9.617770	12.700547	32.05%	6,918
2002	14.659211	9.617770	-34.39%	4,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.621378	29.523646	-6.63%	8,502
2010	25.395119	31.621378	24.52%	9,515
2009	20.458082	25.395119	24.13%	9,865
2008	30.659723	20.458082	-33.27%	9,236
2007	33.485668	30.659723	-8.44%	9,684
2006	29.026186	33.485668	15.36%	10,503
2005	28.631870	29.026186	1.38%	11,674
2004	24.818800	28.631870	15.36%	13,461
2003	16.087835	24.818800	54.27%	15,103
2002	22.458672	16.087835	-28.37%	8,964

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.994603	25.074127	-7.11%	5,136
2010	21.901665	26.994603	23.25%	6,353
2009	16.532129	21.901665	32.48%	7,047
2008	27.195852	16.532129	-39.21%	7,896
2007	27.077341	27.195852	0.44%	8,744
2006	24.572263	27.077341	10.19%	7,462
2005	22.243450	24.572263	10.47%	11,293
2004	19.001877	22.243450	17.06%	11,806
2003	13.701015	19.001877	38.69%	9,970
2002	16.851295	13.701015	-18.69%	5,913
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.563297	11.433035	-1.13%	10,877
2010	10.363320	11.563297	11.58%	16,578
2009	8.356437	10.363320	24.02%	17,718
2008	14.538377	8.356437	-42.52%	18,448
2007	13.665574	14.538377	6.39%	19,751
2006	12.227790	13.665574	11.76%	15,975
2005	11.571236	12.227790	5.67%	16,814
2004	10.720003	11.571236	7.94%	15,419
2003	8.547905	10.720003	25.41%	12,844
2002	10.516473	8.547905	-18.72%	7,424
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.199628	9.636371	4.75%	17,887
2010	7.185158	9.199628	28.04%	19,961
2009	5.583979	7.185158	28.67%	21,814
2008*	10.000000	5.583979	-44.16%	1,657
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434627	10.396146	-0.37%	4,693
2010	10.358995	10.434627	0.73%	4,693
2009	9.833644	10.358995	5.34%	5,330
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482517	11.612565	-13.87%	2,151
2010	12.890526	13.482517	4.59%	2,219
2009*	10.000000	12.890526	28.91%	1,986
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.544495	11.090374	-3.93%	11,443
2010	10.138888	11.544495	13.86%	13,860
2009	8.019511	10.138888	26.43%	13,721
2008	12.941561	8.019511	-38.03%	14,147
2007	13.458229	12.941561	-3.84%	15,618
2006	11.805622	13.458229	14.00%	13,388
2005	11.514104	11.805622	2.53%	15,097
2004	9.963657	11.514104	15.56%	13,373
2003	7.707824	9.963657	29.27%	9,820
2002	10.469799	7.707824	-26.38%	4,260

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249691	10.110137	-1.36%	3,567
2010	9.898494	10.249691	3.55%	3,447
2009	8.880976	9.898494	11.46%	2,457
2008	10.430732	8.880976	-14.86%	2,966
2007	10.123616	10.430732	3.03%	1,397
2006	9.877916	10.123616	2.49%	729
2005	9.900293	9.877916	-0.23%	0
2004	9.988556	9.900293	-0.88%	0
2003*	10.000000	9.988556	-0.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
2009	8.184625	9.881167	20.73%	0
2008	13.749672	8.184625	-40.47%	0
2007	13.910027	13.749672	-1.15%	0
2006	13.437060	13.910027	3.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.025977	12.416826	-4.68%	324
2010	10.780466	13.025977	20.83%	324
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	1,020
2007	13.232854	14.004101	5.83%	2,979
2006	11.832816	13.232854	11.83%	1,799
2005	11.258724	11.832816	5.10%	0
2004*	10.000000	11.258724	12.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
2009	9.998534	14.211338	42.13%	27,291
2008	18.660785	9.998534	-46.42%	30,198
2007	16.623444	18.660785	12.26%	31,648
2006	15.657105	16.623444	6.17%	32,242
2005	15.146727	15.657105	3.37%	37,080
2004	14.401857	15.146727	5.17%	36,379
2003	11.182836	14.401857	28.79%	28,660
2002	15.546364	11.182836	-28.07%	19,758
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.879264	18.837322	-9.78%	5,149
2010	18.305112	20.879264	14.06%	7,697
2009	13.323276	18.305112	37.39%	8,393
2008	22.652004	13.323276	-41.18%	7,881
2007	21.661296	22.652004	4.57%	8,173
2006	18.713519	21.661296	15.75%	9,061
2005	16.640631	18.713519	12.46%	9,294
2004	14.194919	16.640631	17.23%	9,661
2003*	10.000000	14.194919	41.95%	6,238

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009145	11.734129	-9.80%	4,956
2010	11.406210	13.009145	14.05%	7,957
2009	8.297510	11.406210	37.47%	8,227
2008	14.105944	8.297510	-41.18%	10,425
2007	13.491361	14.105944	4.56%	10,716
2006	11.655041	13.491361	15.76%	10,726
2005	10.366717	11.655041	12.43%	12,856
2004	8.845490	10.366717	17.20%	13,789
2003	6.288389	8.845490	40.66%	16,172
2002	8.211680	6.288389	-23.42%	19,503
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.788812	2.691352	-3.49%	0
2010	2.472500	2.788812	12.79%	0
2009	1.983372	2.472500	24.66%	1,066
2008	9.554138	1.983372	-79.24%	0
2007*	10.000000	9.554138	-4.46%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.008767	2.890072	-3.94%	0
2010	2.664526	3.008767	12.92%	0
2009	2.161890	2.664526	23.25%	0
2008	10.307058	2.161890	-79.03%	0
2007	10.491592	10.307058	-1.76%	0
2006*	10.000000	10.491592	4.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228552	13.008854	-1.66%	23,712
2010	11.584325	13.228552	14.19%	25,083
2009	9.181622	11.584325	26.17%	27,824
2008	15.173013	9.181622	-39.49%	31,478
2007	14.775327	15.173013	2.69%	32,310
2006	13.060178	14.775327	13.13%	30,703
2005	12.529835	13.060178	4.23%	33,344
2004	11.639025	12.529835	7.65%	32,141
2003	9.338857	11.639025	24.63%	26,860
2002	11.693870	9.338857	-20.14%	17,298
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.712507	9.341222	-3.82%	310
2010	8.002283	9.712507	21.37%	310
2009	5.930641	8.002283	34.93%	628
2008	9.699671	5.930641	-38.86%	1,360
2007	9.984100	9.699671	-2.85%	1,368
2006*	10.000000	9.984100	-0.16%	1,014

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897125	13.818060	-0.57%	16,347
2010	11.085415	13.897125	25.36%	17,715
2009	8.499807	11.085415	30.42%	22,893
2008	16.968927	8.499807	-49.91%	23,100
2007	16.227583	16.968927	4.57%	22,662
2006	16.025463	16.227583	1.26%	20,222
2005	14.505376	16.025463	10.48%	22,479
2004	12.313446	14.505376	17.80%	22,001
2003	9.968740	12.313446	23.52%	19,338
2002	14.037370	9.968740	-28.98%	13,680
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.665801	12.439490	6.63%	640
2010	10.845085	11.665801	7.57%	49
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.301282	11.227334	-0.65%	2,067
2010	10.924366	11.301282	3.45%	3,396
2009*	10.000000	10.924366	9.24%	2,027
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
2009	10.060713	11.710042	16.39%	0
2008	11.002360	10.060713	-8.56%	0
2007	10.111504	11.002360	8.81%	0
2006*	10.000000	10.111504	1.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
2009	11.411096	12.797194	12.15%	0
2008	11.076538	11.411096	3.02%	0
2007	10.357811	11.076538	6.94%	0
2006*	10.000000	10.357811	3.58%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.980493	-0.20%	2,373
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
2009	6.265097	9.738231	55.44%	0
2008	11.229482	6.265097	-44.21%	0
2007	10.982090	11.229482	2.25%	0
2006*	10.000000	10.982090	9.82%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959590	9.400381	-5.61%	0
2010	9.047250	9.959590	10.08%	442
2009	7.763191	9.047250	16.54%	441
2008	12.615850	7.763191	-38.46%	686
2007	13.628605	12.615850	-7.43%	2,351
2006	11.424937	13.628605	19.29%	2,160
2005	10.865763	11.424937	5.15%	2,160
2004	9.761770	10.865763	11.31%	2,160
2003	8.029005	9.761770	21.58%	250
2002	10.159601	8.029005	-20.97%	250
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873709	9.912103	-8.84%	0
2010	9.615813	10.873709	13.08%	8,422
2009	7.806536	9.615813	23.18%	10,275
2008	12.849090	7.806536	-39.24%	12,526
2007	12.801243	12.849090	0.37%	13,808
2006	11.246768	12.801243	13.82%	14,601
2005	10.710058	11.246768	5.01%	15,387
2004	9.730718	10.710058	10.06%	15,706
2003	7.885104	9.730718	23.41%	0
2002	10.181590	7.885104	-22.56%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808313	11.230833	3.91%	364
2010	10.256771	10.808313	5.38%	364
2009	9.511461	10.256771	7.84%	749
2008	10.770119	9.511461	-11.69%	1,811
2007	10.385438	10.770119	3.70%	1,352
2006*	10.000000	10.385438	3.85%	559
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.594804	38.523903	5.27%	1,397
2010	33.904538	36.594804	7.93%	1,449
2009	26.475117	33.904538	28.06%	1,484
2008	31.661206	26.475117	-16.38%	1,587
2007	30.221133	31.661206	4.77%	1,572
2006	27.729876	30.221133	8.98%	1,599
2005	25.116712	27.729876	10.40%	1,810
2004	23.203314	25.116712	8.25%	1,894
2003	18.451021	23.203314	25.76%	2,312
2002	17.176522	18.451021	7.42%	514

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
2009	9.677380	12.613792	30.34%	0
2008	17.769989	9.677380	-45.54%	0
2007	15.768974	17.769989	12.69%	0
2006	12.812473	15.768974	23.08%	0
2005	11.728602	12.812473	9.24%	0
2004	10.158847	11.728602	15.45%	0
2003	8.106509	10.158847	25.32%	0
2002*	10.000000	8.106509	-18.93%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.728614	39.242213	-26.96%	136
2010	43.069151	53.728614	24.75%	136
2009	20.541986	43.069151	109.66%	217
2008	59.306449	20.541986	-65.36%	295
2007	43.822423	59.306449	35.33%	686
2006	31.941114	43.822423	37.20%	316
2005	24.602994	31.941114	29.83%	349
2004	19.870857	24.602994	23.81%	365
2003	13.103231	19.870857	51.65%	325
2002	13.721459	13.103231	-4.51%	328
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
2009	26.163298	40.536170	54.94%	0
2008	49.379822	26.163298	-47.02%	0
2007	34.544385	49.379822	42.95%	0
2006	28.212403	34.544385	22.44%	0
2005	18.911846	28.212403	49.18%	0
2004	15.478646	18.911846	22.18%	0
2003	10.869895	15.478646	42.40%	105
2002	11.374685	10.869895	-4.44%	94
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325020	10.378054	-8.36%	834
2010	10.249634	11.325020	10.49%	834
2009	8.202012	10.249634	24.96%	834
2008	13.422531	8.202012	-38.89%	834
2007	12.413523	13.422531	8.13%	834
2006	11.102283	12.413523	11.81%	834
2005	10.380113	11.102283	6.96%	821
2004	9.623995	10.380113	7.86%	518
2003	7.250000	9.623995	32.74%	235
2002	9.629285	7.250000	-24.71%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.278538	15.274494	-6.17%	58
2010	13.055981	16.278538	24.68%	58
2009*	10.000000	13.055981	30.56%	103

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.304699	15.544324	-10.17%	1,501
2010	13.906134	17.304699	24.44%	2,940
2009	9.916493	13.906134	40.23%	3,048
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.336573	13.551810	9.85%	1,397
2010	11.938727	12.336573	3.33%	1,666
2009	11.019566	11.938727	8.34%	2,619
2008	11.391105	11.019566	-3.26%	3,548
2007	10.584296	11.391105	7.62%	561
2006	10.598601	10.584296	-0.13%	342
2005	10.615502	10.598601	-0.16%	359
2004	10.206041	10.615502	4.01%	191
2003*	10.000000	10.206041	2.06%	190
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.402390	9.530529	1.36%	928
2010	8.379453	9.402390	12.21%	935
2009	7.218139	8.379453	16.09%	1,172
2008	11.225835	7.218139	-35.70%	2,953
2007	11.428768	11.225835	-1.78%	2,717
2006	9.929177	11.428768	15.10%	4,505
2005	9.653346	9.929177	2.86%	4,745
2004	8.691036	9.653346	11.07%	3,367
2003	6.834929	8.691036	27.16%	3,530
2002	8.623786	6.834929	-20.74%	3,516
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.898375	10.287859	-13.54%	0
2010	10.683757	11.898375	11.37%	0
2009	8.125088	10.683757	31.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.791438	11.510986	-2.38%	2,076
2010	10.058556	11.791438	17.23%	1,139
2009	7.874490	10.058556	27.74%	754
2008	10.589059	7.874490	-25.64%	6,573
2007	11.027429	10.589059	-3.98%	0
2006*	10.000000	11.027429	10.27%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.694748	14.591976	-0.70%	0
2010	13.179603	14.694748	11.50%	0
2009	11.185668	13.179603	17.83%	12,874
2008	15.540625	11.185668	-28.02%	20,597
2007	16.667321	15.540625	-6.76%	18,991
2006	14.289251	16.667321	16.64%	23,677
2005	13.839011	14.289251	3.25%	21,358
2004	12.313381	13.839011	12.39%	23,820
2003	9.713280	12.313381	26.77%	19,037
2002	11.308628	9.713280	-14.11%	21,467

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.989971	12.304760	-5.27%	2,558
2010	12.039340	12.989971	7.90%	8,325
2009*	10.000000	12.039340	20.39%	8,411
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.715765	14.547509	-1.14%	2,222
2010	11.897305	14.715765	23.69%	2,222
2009	9.680413	11.897305	22.90%	2,148
2008	14.254844	9.680413	-32.09%	2,140
2007	14.598370	14.254844	-2.35%	1,970
2006	12.979641	14.598370	12.47%	1,870
2005	12.312807	12.979641	5.42%	2,520
2004	10.276639	12.312807	19.81%	2,413
2003	7.587564	10.276639	35.44%	1,122
2002*	10.000000	7.587564	-24.12%	259
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.906074	7.841992	-0.81%	2,180
2010	7.004877	7.906074	12.87%	2,219
2009	5.327622	7.004877	31.48%	3,292
2008	8.265192	5.327622	-35.54%	3,447
2007	7.801519	8.265192	5.94%	3,870
2006	7.267419	7.801519	7.35%	4,313
2005	7.134773	7.267419	1.86%	4,357
2004	6.833733	7.134773	4.41%	5,187
2003	5.517158	6.833733	23.86%	5,400
2002	7.899217	5.517158	-30.16%	6,948
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.113400	9.127006	0.15%	30,124
2010	8.072997	9.113400	12.89%	42,339
2009	6.500695	8.072997	24.19%	45,497
2008	10.521014	6.500695	-38.21%	51,849
2007	10.169522	10.521014	3.46%	44,659
2006	8.956764	10.169522	13.54%	42,951
2005	8.702901	8.956764	2.92%	55,134
2004	8.001922	8.702901	8.76%	56,919
2003	6.341490	8.001922	26.18%	57,437
2002	8.309551	6.341490	-23.68%	58,205
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446304	11.194577	7.16%	6,599
2010	9.215280	10.446304	13.36%	7,177
2009	7.649085	9.215280	20.48%	7,859
2008	11.045665	7.649085	-30.75%	7,813
2007	10.489561	11.045665	5.30%	5,062
2006	9.160955	10.489561	14.50%	4,661
2005	8.928061	9.160955	2.61%	5,394
2004	8.646151	8.928061	3.26%	6,202
2003	7.258882	8.646151	19.11%	5,581
2002	8.866534	7.258882	-18.13%	3,549

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.142476	12.134405	-19.87%	0
2010	14.747169	15.142476	2.68%	0
2009	11.454393	14.747169	28.75%	0
2008	18.591343	11.454393	-38.39%	0
2007	18.160316	18.591343	2.37%	0
2006	15.068366	18.160316	20.52%	0
2005	13.699354	15.068366	9.99%	0
2004	11.611274	13.699274	17.98%	0
2003	8.662534	11.611274	34.04%	0
2002	10.040088	8.662534	-13.72%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.906378	9.236792	-15.31%	0
2010	8.459651	10.906378	28.92%	0
2009	6.828114	8.459651	23.89%	0
2008	11.130873	6.828114	-38.66%	0
2007	12.732697	11.130873	-12.58%	0
2006	12.481750	12.732697	2.01%	0
2005	12.000799	12.481750	4.01%	0
2004	10.964834	12.000799	9.45%	0
2003	8.470065	10.964834	29.45%	0
2002	10.654197	8.470065	-20.50%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.391419	15.474309	0.54%	8,944
2010	14.430333	15.391419	6.66%	11,463
2009	12.188974	14.430333	18.39%	11,732
2008	13.374489	12.188974	-8.86%	12,025
2007	12.911892	13.374489	3.58%	13,341
2006	12.610701	12.911892	2.39%	19,368
2005	12.663894	12.610701	-0.42%	27,352
2004	12.432845	12.663894	1.86%	28,066
2003	12.086367	12.432845	2.87%	39,433
2002	11.248475	12.086367	7.45%	34,905
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
2007	10.484257	11.196038	6.79%	0
2006*	10.000000	10.484257	4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0
2007	10.504183	11.374367	8.28%	0
2006*	10.000000	10.504183	5.04%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	52
2008	11.503856	7.002297	-39.13%	28
2007	10.524279	11.503856	9.31%	16
2006*	10.000000	10.524279	5.24%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.302108	13.688707	-4.29%	0
2010	12.423730	14.302108	15.12%	0
2009	9.316033	12.423730	33.36%	20,789
2008	16.515303	9.316033	-43.59%	32,477
2007	14.298951	16.515303	15.50%	23,783
2006	13.034847	14.298951	9.70%	25,518
2005	11.347721	13.034847	14.87%	33,915
2004	10.008646	11.347721	13.38%	31,566
2003	7.932488	10.008646	26.17%	35,878
2002	8.909469	7.932488	-10.97%	30,376
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.194669	9.500586	-6.81%	6,795
2010	8.703507	10.194669	17.13%	6,639
2009	5.999758	8.703507	45.06%	6,111
2008	13.386940	5.999758	-55.18%	1,457
2007	9.351449	13.386940	43.15%	534
2006*	10.000000	9.351449	-6.49%	431
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535840	10.446041	-0.85%	22,562
2010	9.312785	10.535840	13.13%	26,627
2009	7.285831	9.312785	27.82%	19,415
2008	12.936709	7.285831	-43.68%	31,786
2007	12.977703	12.936709	-0.32%	24,126
2006	10.993905	12.977703	18.04%	39,676
2005	10.574610	10.993905	3.97%	49,084
2004	9.658120	10.574610	9.49%	49,360
2003	7.544918	9.658120	28.01%	41,251
2002	9.247408	7.544918	-18.41%	38,284
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.169893	7.201936	0.45%	0
2010	5.898522	7.169893	21.55%	0
2009	4.117850	5.898522	43.24%	5,522
2008	9.322042	4.117850	-55.83%	4,979
2007	7.707977	9.322042	20.94%	800
2006	7.446189	7.707977	3.52%	845
2005	6.957979	7.446189	7.02%	854
2004	6.611555	6.957979	5.24%	2,330
2003	5.187189	6.611555	27.46%	2,280
2002	6.758171	5.187189	-23.25%	2,292

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.576777	8.443178	-1.56%	19,655
2010	7.033050	8.576777	21.95%	23,247
2009	5.583142	7.033050	25.97%	30,493
2008	10.764399	5.583142	-48.13%	29,337
2007	8.632044	10.764399	24.70%	33,796
2006	8.227083	8.632044	4.92%	32,574
2005	7.919648	8.227083	3.88%	34,508
2004	7.801994	7.919648	1.51%	31,265
2003	5.977313	7.801994	30.53%	38,242
2002	8.711728	5.977313	-31.39%	43,657
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282982	11.527067	2.16%	362
2010	10.087208	11.282982	11.85%	7,203
2009	7.137243	10.087208	41.33%	10,978
2008	9.689202	7.137243	-26.34%	14,686
2007	9.602576	9.689202	0.90%	16,411
2006	8.786070	9.602576	9.29%	8,665
2005	8.717634	8.786070	0.79%	10,902
2004	8.101344	8.717634	7.61%	8,030
2003	6.490761	8.101344	24.81%	20,151
2002	6.372448	6.490761	1.86%	10,990
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.393124	11.647374	2.23%	801
2010	10.196940	11.393124	11.73%	2,438
2009	7.207015	10.196940	41.49%	8,694
2008	9.772842	7.207015	-26.25%	2,285
2007*	10.000000	9.772842	-2.27%	751
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.483852	13.156851	5.39%	394
2010	11.794012	12.483852	5.85%	2,035
2009	10.372212	11.794012	13.71%	4,367
2008	10.916785	10.372212	-4.99%	2,520
2007	10.657751	10.916785	2.43%	4,364
2006	10.394591	10.657751	2.53%	4,506
2005	10.358379	10.394591	0.35%	86
2004	10.101245	10.358379	2.55%	0
2003*	10.000000	10.101245	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.553557	10.140302	-12.23%	2,576
2010	9.132006	11.553557	26.52%	2,685
2009	6.634926	9.132006	37.64%	1,130
2008	11.158385	6.634926	-40.54%	7,926
2007	9.830032	11.158385	13.51%	0
2006*	10.000000	9.830032	-1.70%	1,195

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.753048	9.563041	-18.63%	36
2010	10.581339	11.753048	11.07%	91
2009	8.513548	10.581339	24.29%	91
2008	15.429063	8.513548	-44.82%	91
2007	13.392845	15.429063	15.20%	4,915
2006	11.550783	13.392845	15.95%	5,431
2005	9.876226	11.550783	16.96%	5,669
2004	8.852908	9.876226	11.56%	5,669
2003	6.288770	8.852908	40.77%	5,669
2002	8.031546	6.288770	-21.70%	5,669
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.413982	11.717606	-18.71%	412
2010	12.975013	14.413982	11.09%	416
2009	10.435125	12.975013	24.34%	149
2008	18.915891	10.435125	-44.83%	748
2007	16.416913	18.915891	15.22%	1,796
2006	14.158574	16.416913	15.95%	1,659
2005	12.110746	14.158574	16.91%	2,275
2004	10.855078	12.110746	11.57%	1,282
2003	7.708483	10.855078	40.82%	904
2002*	10.000000	7.708483	-22.92%	683
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.235332	12.755538	-10.40%	150
2010	11.451772	14.235332	24.31%	533
2009	7.401564	11.451772	54.72%	1,316
2008	15.422507	7.401564	-52.01%	250
2007	14.858647	15.422507	3.79%	220
2006	13.007946	14.858647	14.23%	177
2005	12.902636	13.007946	0.82%	197
2004	11.515065	12.902636	12.05%	751
2003	7.423709	11.515065	55.11%	395
2002*	10.000000	7.423709	-25.76%	787
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.545028	11.619776	0.65%	5,483
2010	10.423613	11.545028	10.76%	5,989
2009	7.820175	10.423613	33.29%	6,614
2008	11.309545	7.820175	-30.85%	3,063
2007	11.089575	11.309545	1.98%	2,317
2006*	10.000000	11.089575	10.90%	1,954
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.241189	9.688855	-5.39%	208
2010	8.125063	10.241189	26.04%	209
2009	6.399697	8.125063	26.96%	386
2008	9.719744	6.399697	-34.16%	345
2007	10.129883	9.719744	-4.05%	350
2006*	10.000000	10.129883	1.30%	456

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	4,745
2009	6.580310	8.425280	28.04%	4,920
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.276071	10.153813	-17.29%	0
2010	10.627001	12.276071	15.52%	0
2009	6.262201	10.627001	69.70%	170
2008	13.460804	6.262201	-53.48%	478
2007	10.641087	13.460804	26.50%	468
2006*	10.000000	10.641087	6.41%	321
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.958630	13.168820	-11.97%	0
2010	14.002395	14.958630	6.83%	0
2009	10.371611	14.002395	35.01%	0
2008	17.654595	10.371611	-41.25%	0
2007	15.512350	17.654595	13.81%	0
2006	12.966422	15.512350	19.63%	0
2005	11.939228	12.966422	8.60%	0
2004	10.217328	11.939228	16.85%	0
2003	7.841336	10.217328	30.30%	0
2002*	10.000000	7.841336	-21.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347358	9.085484	-12.20%	0
2010	9.709886	10.347358	6.57%	4,160
2009	7.199705	9.709886	34.87%	4,182
2008	12.287718	7.199705	-41.41%	505
2007	10.828723	12.287718	13.47%	837
2006*	10.000000	10.828723	8.29%	762
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.576602	15.185320	-2.51%	15,311
2010	13.853761	15.576602	12.44%	16,799
2009	11.874402	13.853761	16.67%	16,687
2008	11.373802	11.874402	4.40%	10,217
2007	10.421750	11.373802	9.14%	187
2006*	10.000000	10.421750	4.22%	208
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.051641	8.319211	-17.24%	0
2010	8.838615	10.051641	13.72%	0
2009	7.509811	8.838615	17.69%	0
2008	12.399593	7.509811	-39.44%	0
2007	11.585790	12.399593	7.02%	0
2006*	10.000000	11.585790	15.86%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.244179	8.694161	-5.95%	0
2010	7.573146	9.244179	22.07%	0
2009	5.351473	7.573146	41.52%	0
2008	9.068451	5.351473	-40.99%	0
2007	10.300493	9.068451	-11.96%	0
2006*	10.000000	10.300493	3.00%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.000962	10.885050	-1.05%	0
2010	10.122027	11.000962	8.68%	0
2009	8.196404	10.122027	23.49%	0
2008	11.453641	8.196404	-28.44%	0
2007	10.989268	11.453641	4.23%	0
2006*	10.000000	10.989268	9.89%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.424398	9.802126	-5.97%	0
2010	9.093641	10.424398	14.63%	0
2009	6.955083	9.093641	30.75%	0
2008	11.491278	6.955083	-39.48%	0
2007	11.370941	11.491278	1.06%	0
2006*	10.000000	11.370941	13.71%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.047643	13.804297	-1.73%	0
2010	12.380040	14.047643	13.47%	0
2009	7.290244	12.380040	69.82%	0
2008	10.591822	7.290244	-31.17%	0
2007	10.556864	10.591822	0.33%	0
2006*	10.000000	10.556864	5.57%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.956311	12.149533	-6.23%	0
2010	10.813656	12.956311	19.81%	0
2009	7.054746	10.813656	53.28%	0
2008	11.686114	7.054746	-39.63%	0
2007	10.783799	11.686114	8.37%	0
2006*	10.000000	10.783799	7.84%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.377138	11.255230	-9.06%	0
2010	10.688598	12.377138	15.80%	0
2009	7.554828	10.688598	41.48%	0
2008	10.743839	7.554828	-29.68%	0
2007	10.731108	10.743839	0.12%	0
2006*	10.000000	10.731108	7.31%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.452467	9.110040	-3.62%	0
2010	7.391211	9.452467	27.89%	0
2009	5.561614	7.391211	32.90%	0
2008	10.720935	5.561614	-48.12%	0
2007	10.328539	10.720935	3.80%	0
2006*	10.000000	10.328539	3.29%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.256731	8.706427	-5.94%	0
2010	8.072754	9.256731	14.67%	0
2009	6.161656	8.072754	31.02%	0
2008	9.961017	6.161656	-38.14%	0
2007	10.801955	9.961017	-7.79%	0
2006*	10.000000	10.801955	8.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306861	8.961424	-13.05%	0
2010*	10.000000	10.306861	3.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.720187	12.496475	-1.76%	0
2010	11.811413	12.720187	7.69%	0
2009	9.365459	11.811413	26.12%	0
2008	13.638604	9.365459	-31.33%	0
2007	12.834065	13.638604	6.27%	0
2006	11.186877	12.834065	14.72%	0
2005	10.805742	11.186877	3.53%	0
2004	10.087820	10.805742	7.12%	0
2003	8.247966	10.087820	22.31%	0
2002	9.939642	8.247966	-17.02%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.675244	10.908621	2.19%	0
2010	10.313864	10.675244	3.50%	0
2009	8.217921	10.313864	25.50%	0
2008	11.712227	8.217921	-29.83%	0
2007	10.652960	11.712227	9.94%	0
2006*	10.000000	10.652960	6.53%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.599554	8.822432	-8.10%	0
2010	8.310048	9.599554	15.52%	0
2009	6.427408	8.310048	29.29%	0
2008	11.812979	6.427408	-45.59%	0
2007	12.723212	11.812979	-7.15%	0
2006*	10.000000	12.723212	27.23%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.989858	16.492365	-8.32%	0
2010	16.214951	17.989858	10.95%	0
2009	12.196853	16.214951	32.94%	0
2008	20.812149	12.196853	-41.40%	0
2007	18.457158	20.812149	12.76%	0
2006	14.641528	18.457158	26.06%	0
2005	12.629688	14.641528	15.93%	0
2004	10.360852	12.629688	21.90%	0
2003	8.166527	10.360852	26.87%	0
2002*	10.000000	8.166527	-18.33%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.101440	-8.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.276829	20.320791	-8.78%	3,388
2010	20.852791	22.276829	6.83%	1,037
2009*	10.000000	20.852791	22.92%	1,037
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.248831	8.460768	-8.52%	15,805
2010	8.836160	9.248831	4.67%	23,892
2009	6.156160	8.836160	43.53%	23,353
2008	11.245915	6.156160	-45.26%	19,492
2007	8.373693	11.245915	34.30%	18,165
2006	7.806451	8.373693	7.27%	16,008
2005	7.055157	7.806451	10.65%	17,330
2004	6.083963	7.055157	15.96%	23,324
2003	5.147573	6.083963	18.19%	37,103
2002	6.228852	5.147573	-17.36%	36,846
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.764356	4.278021	-10.21%	1,057
2010	3.896141	4.764356	22.28%	1,109
2009	2.526192	3.896141	54.23%	1,109
2008	4.586938	2.526192	-44.93%	1,253
2007	3.834638	4.586938	19.62%	1,434
2006	3.617587	3.834638	6.00%	803
2005	3.298923	3.617587	9.66%	803
2004	3.337081	3.298923	-1.14%	2,581
2003	2.317610	3.337081	43.99%	2,581
2002	3.991639	2.317610	-41.94%	3,002
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.492218	10.969394	-33.49%	1,274
2010	13.419831	16.492218	22.89%	1,274
2009	7.623666	13.419831	76.03%	1,274
2008	16.235545	7.623666	-53.04%	1,415
2007	12.902589	16.235545	25.83%	1,405
2006	8.951137	12.902589	44.14%	147
2005	6.901163	8.951137	29.70%	387
2004	5.915144	6.901163	16.67%	2,907
2003	4.472745	5.915144	32.25%	3,138
2002	6.128895	4.472745	-27.02%	3,138

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	1,194
2008	14.100585	9.257720	-34.35%	1,251
2007	14.002214	14.100585	0.70%	1,316
2006	12.190722	14.002214	14.86%	874
2005	11.354868	12.190722	7.36%	3,268
2004*	10.000000	11.354868	13.55%	280
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110285	12.827754	-2.16%	1,638
2010	11.991826	13.110285	9.33%	1,701
2009	9.962500	11.991826	20.37%	1,592
2008	15.069070	9.962500	-33.89%	5,667
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	177
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720815	10.351608	-3.44%	4,428
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.726869	5.590835	-2.38%	2,790
2010	4.885505	5.726869	17.22%	3,270
2009	3.723622	4.885505	31.20%	3,739
2008	6.180327	3.723622	-39.75%	0
2007	5.259774	6.180327	17.50%	524
2006	5.039656	5.259774	4.37%	854
2005	4.813650	5.039656	4.70%	854
2004	4.527588	4.813650	6.32%	1,153
2003	3.469794	4.527588	30.49%	1,153
2002	4.952256	3.469794	-29.94%	1,892
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.854600	13.707619	-1.06%	10,225
2010	12.421582	13.854600	11.54%	15,593
2009*	10.000000	12.421582	24.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	1,128
2009	7.516796	9.119112	21.32%	1,128
2008	10.889310	7.516796	-30.97%	1,128
2007	10.437649	10.889310	4.33%	813
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	834
2009	9.344260	10.301441	10.24%	445
2008	10.547109	9.344260	-11.40%	445
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	146
2007	10.719544	12.049870	12.41%	165
2006*	10.000000	10.719544	7.20%	103
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.796069	9.178394	-6.31%	209
2010	8.431393	9.796069	16.19%	4,747
2009	6.180334	8.431393	36.42%	5,128
2008	11.270518	6.180334	-45.16%	364
2007	10.247234	11.270518	9.99%	335
2006*	10.000000	10.247234	2.47%	107
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.788691	15.092896	2.06%	2,251
2010	13.295414	14.788691	11.23%	2,348
2009	9.263916	13.295414	43.52%	3,897
2008	13.087309	9.263916	-29.21%	4,035
2007	12.910184	13.087309	1.37%	3,284
2006	11.873788	12.910184	8.73%	9,510
2005	11.797727	11.873788	0.64%	10,201
2004	10.901080	11.797727	8.23%	22,698
2003	9.069535	10.901080	20.19%	11,558
2002	8.938092	9.069535	1.47%	5,466
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.972115	13.237609	2.05%	386
2010	11.661664	12.972115	11.24%	739
2009	8.121026	11.661664	43.60%	857
2008	11.490054	8.121026	-29.32%	6,320
2007	11.330863	11.490054	1.40%	6,327
2006	10.421681	11.330863	8.72%	5,986
2005*	10.000000	10.421681	4.22%	901
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.754195	7.605763	-13.12%	2,347
2010	7.703242	8.754195	13.64%	5,434
2009	5.123186	7.703242	50.36%	4,773
2008*	10.000000	5.123186	-48.77%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.593953	9.131281	-4.82%	567
2010	7.897457	9.593953	21.48%	568
2009	6.107929	7.897457	29.30%	599
2008*	10.000000	6.107929	-38.92%	694
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.262408	10.061041	-1.96%	2,463
2010	9.574869	10.262408	7.18%	2,088
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.064660	11.594400	4.79%	17
2010	10.514058	11.064660	5.24%	1,038
2009	9.832166	10.514058	6.94%	1,041
2008*	10.000000	9.832166	-1.68%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.940533	12.447959	4.25%	151
2010	11.235352	11.940533	6.28%	1,019
2009	9.816183	11.235352	14.46%	1,217
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.798986	18.923357	-23.69%	66
2010	21.714927	24.798986	14.20%	66
2009	13.526313	21.714927	60.54%	66
2008	32.579671	13.526313	-58.48%	66
2007	22.768148	32.579671	43.09%	0
2006	16.940420	22.768148	34.40%	0
2005	12.992081	16.940420	30.39%	0
2004	10.946077	12.992081	18.69%	0
2003	6.737713	10.946077	62.46%	0
2002	8.085801	6.737713	-16.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.523843	20.997859	-23.71%	1,974
2010	24.092836	27.523843	14.24%	2,820
2009	14.991860	24.092836	60.71%	2,686
2008	36.167634	14.991860	-58.55%	4,072
2007	25.280916	36.167634	43.06%	483
2006	18.820135	25.280916	34.33%	544
2005	14.431753	18.820135	30.41%	867
2004	12.157699	14.431753	18.70%	545
2003	7.485519	12.157699	62.42%	68
2002*	10.000000	7.485519	-25.14%	30
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.076750	15.896446	5.44%	9,977
2010	14.637532	15.076750	3.00%	8,370
2009	14.500804	14.637532	0.94%	11,363
2008	13.694396	14.500804	5.89%	21,915
2007	13.001762	13.694396	5.33%	24,824
2006	12.798374	13.001762	1.59%	27,487
2005	12.607632	12.798374	1.51%	26,074
2004	12.420485	12.607632	1.51%	27,101
2003	12.387519	12.420485	0.27%	41,960
2002	11.354552	12.387519	9.10%	43,785
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
2008	15.081031	7.996675	-46.98%	0
2007	12.067387	15.081031	24.97%	0
2006	9.232054	12.067387	30.71%	0
2005	7.212356	9.232054	28.00%	0
2004	6.425076	7.212356	12.25%	0
2003	4.819298	6.425076	33.32%	0
2002	6.459936	4.819298	-25.40%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.227803	16.168806	-11.30%	409
2010	16.370417	18.227803	11.35%	126
2009	12.842853	16.370417	27.47%	121
2008	24.212910	12.842853	-46.96%	7,451
2007	19.373993	24.212910	24.98%	418
2006	14.823511	19.373993	30.70%	304
2005	11.583693	14.823511	27.97%	765
2004	10.304923	11.583693	12.41%	0
2003	7.746056	10.304923	33.03%	0
2002*	10.000000	7.746056	-22.54%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	103
2008	11.653883	6.519215	-44.06%	103
2007	10.838892	11.653883	7.52%	108
2006*	10.000000	10.838892	8.39%	302
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.230055	12.494276	-5.56%	1,142
2010	11.741097	13.230055	12.68%	1,142
2009	9.389637	11.741097	25.04%	2,558
2008	15.124787	9.389637	-37.92%	2,390
2007	14.522502	15.124787	4.15%	3,222
2006	12.640673	14.522502	14.89%	2,936
2005	11.913697	12.640673	6.10%	4,543
2004	10.628853	11.913697	12.09%	2,117
2003	8.199498	10.628853	29.63%	2,580
2002*	10.000000	8.199498	-18.01%	139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217905	12.362690	1.19%	155
2010	11.737507	12.217905	4.09%	155
2009	10.946084	11.737507	7.23%	397
2008	11.849056	10.946084	-7.62%	21,278
2007	11.439502	11.849056	3.58%	16,846
2006	10.961134	11.439502	4.36%	18,107
2005	10.793259	10.961134	1.56%	16,568
2004	10.491789	10.793259	2.87%	16,817
2003	9.891153	10.491789	6.07%	15,195
2002*	10.000000	9.891153	-1.09%	7,921

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.971979	12.746759	-1.74%	37,244
2010	11.897721	12.971979	9.03%	37,670
2009	10.159426	11.897721	17.11%	40,318
2008	13.456647	10.159426	-24.50%	35,241
2007	12.957311	13.456647	3.85%	43,338
2006	11.836907	12.957311	9.47%	38,688
2005	11.430176	11.836907	3.56%	68,124
2004	10.615527	11.430176	7.67%	69,574
2003	8.995312	10.615527	18.01%	53,901
2002*	10.000000	8.995312	-10.05%	26,488
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.265593	12.763211	-3.79%	11,113
2010	11.959902	13.265593	10.92%	13,634
2009	9.780927	11.959902	22.28%	16,803
2008	14.502953	9.780927	-32.56%	13,773
2007	13.900226	14.502953	4.34%	13,653
2006	12.344896	13.900226	12.60%	13,534
2005	11.728326	12.344896	5.26%	26,550
2004	10.643945	11.728326	10.19%	22,751
2003	8.549857	10.643945	24.49%	21,718
2002*	10.000000	8.549857	-14.50%	2,609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.767323	12.809616	0.33%	22,158
2010	11.968718	12.767323	6.67%	23,904
2009	10.628096	11.968718	12.61%	23,827
2008	12.726582	10.628096	-16.49%	23,810
2007	12.231204	12.726582	4.05%	3,363
2006	11.475585	12.231204	6.58%	7,687
2005	11.172292	11.475585	2.71%	4,724
2004	10.606188	11.172292	5.34%	3,411
2003	9.489589	10.606188	11.77%	11,225
2002*	10.000000	9.489589	-5.10%	1,689
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.808941	13.271445	-3.89%	19,680
2010	12.911434	13.808941	6.95%	35,463
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.670084	19.802381	-4.20%	2,807
2010	16.661606	20.670084	24.06%	2,842
2009	12.394191	16.661606	34.43%	2,736
2008	19.845137	12.394191	-37.55%	4,442
2007	18.771190	19.845137	5.72%	4,768
2006	17.376513	18.771190	8.03%	7,399
2005	15.768301	17.376513	10.20%	5,769
2004	13.860424	15.768301	13.76%	4,944
2003	10.471383	13.860424	32.36%	6,250
2002	12.577501	10.471383	-16.75%	4,455

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.948291	10.762685	-1.70%	3,277
2010	11.137615	10.948291	-1.70%	3,415
2009	11.325476	11.137615	-1.66%	5,810
2008	11.289488	11.325476	0.32%	21,927
2007	10.960502	11.289488	3.00%	15,764
2006	10.666317	10.960502	2.76%	12,883
2005	10.568302	10.666317	0.93%	10,377
2004	10.664538	10.568302	-0.90%	18,596
2003	10.781517	10.664538	-1.08%	16,022
2002	10.836691	10.781517	-0.51%	39,489
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.731399	15.285013	3.76%	6,184
2010	13.551342	14.731399	8.71%	2,510
2009	11.083470	13.551342	22.27%	2,436
2008	13.632414	11.083470	-18.70%	3,356
2007	13.256349	13.632414	2.84%	986
2006	12.862646	13.256349	3.06%	4,003
2005	12.805314	12.862646	0.45%	3,941
2004	12.227805	12.805314	4.72%	3,948
2003	11.094926	12.227805	10.21%	2,766
2002	10.527978	11.094926	5.39%	2,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.061668	13.425829	-10.86%	0
2010	13.424122	15.061668	12.20%	0
2009*	10.000000	13.424122	34.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.127989	8.132593	-10.90%	1,121
2010	8.142763	9.127989	12.10%	1,955
2009	6.070359	8.142763	34.14%	1,839
2008*	10.000000	6.070359	-39.30%	735
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.355440	12.662351	-17.54%	269
2010	14.720979	15.355440	4.31%	282
2009	11.534047	14.720979	27.63%	276
2008	21.864487	11.534047	-47.25%	569
2007	21.611209	21.864487	1.17%	1,038
2006	17.909961	21.611209	20.67%	906
2005	16.258970	17.909961	10.15%	255
2004	13.753445	16.258970	18.22%	0
2003*	10.000000	13.753445	37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.114191	8.699185	-4.55%	3,500
2010	8.026722	9.114191	13.55%	3,737
2009	6.291956	8.026722	27.57%	441
2008*	10.000000	6.291956	-37.08%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.395573	9.623378	-7.43%	910
2010*	10.000000	10.395573	3.96%	910
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.712042	8.042434	-7.69%	55
2010	7.860693	8.712042	10.83%	55
2009	6.276217	7.860693	25.25%	55
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.671044	9.104851	-5.85%	8,893
2010	7.757631	9.671044	24.66%	13,441
2009	6.208058	7.757631	24.96%	16,400
2008*	10.000000	6.208058	-37.92%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.076273	9.675375	-3.98%	12,294
2010	8.568256	10.076273	17.60%	13,100
2009	6.680815	8.568256	28.25%	12,906
2008*	10.000000	6.680815	-33.19%	528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.368487	13.056468	-2.33%	1,651
2010	10.840720	13.368487	23.32%	2,418
2009	8.652209	10.840720	25.29%	3,177
2008	16.428033	8.652209	-47.33%	2,498
2007	15.228839	16.428033	7.87%	2,113
2006	15.010175	15.228839	1.46%	3,967
2005	14.126052	15.010175	6.26%	4,603
2004	12.670461	14.126052	11.49%	4,012
2003	9.599855	12.670461	31.99%	4,653
2002	14.639366	9.599855	-34.42%	4,707
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.596774	21.087024	-6.68%	5,852
2010	18.156682	22.596774	24.45%	6,628
2009	14.634307	18.156682	24.07%	8,186
2008	21.943047	14.634307	-33.31%	8,616
2007	23.977837	21.943047	-8.49%	6,968
2006	20.795111	23.977837	15.31%	9,237
2005	20.523009	20.795111	1.33%	9,705
2004	17.798875	20.523009	15.31%	10,506
2003	11.543278	17.798875	54.19%	11,576
2002	16.122666	11.543278	-28.40%	13,529

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.111198	20.527706	-7.16%	2,466
2010	17.948705	22.111198	23.19%	2,568
2009	13.555192	17.948705	32.41%	2,780
2008	22.310072	13.555192	-39.24%	2,203
2007	22.224214	22.310072	0.39%	3,793
2006	20.178364	22.224214	10.14%	4,468
2005	18.275241	20.178364	10.41%	7,681
2004	15.619903	18.275241	17.00%	7,857
2003	11.268207	15.619903	38.62%	6,212
2002	13.866158	11.268207	-18.74%	5,763
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.993192	8.887367	-1.18%	10,569
2010	8.064012	8.993192	11.52%	13,058
2009	6.505702	8.064012	23.95%	14,305
2008	11.324266	6.505702	-42.55%	14,601
2007	10.649866	11.324266	6.33%	13,832
2006	9.534200	10.649866	11.70%	13,960
2005	9.026851	9.534200	5.62%	21,580
2004	8.367042	9.026851	7.89%	22,791
2003	6.675091	8.367042	25.35%	20,122
2002	8.216536	6.675091	-18.76%	22,224
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.187145	9.618410	4.69%	6,725
2010	7.179054	9.187145	27.97%	6,670
2009	5.582069	7.179054	28.61%	9,024
2008*	10.000000	5.582069	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	789
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.471087	11.596824	-13.91%	516
2010	12.886142	13.471087	4.54%	900
2009*	10.000000	12.886142	28.86%	523
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.975974	8.618507	-3.98%	9,909
2010	7.887116	8.975974	13.81%	5,899
2009	6.241606	7.887116	26.36%	8,802
2008	10.077576	6.241606	-38.06%	9,439
2007	10.485261	10.077576	-3.89%	13,086
2006	9.202382	10.485261	13.94%	15,446
2005	8.979694	9.202382	2.48%	13,814
2004	7.774478	8.979694	15.50%	11,212
2003	6.017346	7.774478	29.20%	10,098
2002	8.177730	6.017346	-26.42%	12,399

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209806	10.065694	-1.41%	247
2010	9.864986	10.209806	3.50%	248
2009	8.855412	9.864986	11.40%	2,447
2008	10.405989	8.855412	-14.90%	2,723
2007	10.104772	10.405989	2.98%	3,800
2006	9.864528	10.104772	2.44%	8,546
2005	9.891887	9.864528	-0.28%	6,632
2004	9.985156	9.891887	-0.93%	1,103
2003*	10.000000	9.985156	-0.15%	1,103
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.573024	11.256035	-2.74%	0
2010	9.842719	11.573024	17.58%	0
2009	8.156925	9.842719	20.67%	0
2008	13.710117	8.156925	-40.50%	0
2007	13.877105	13.710117	-1.20%	0
2006	13.412068	13.877105	3.47%	18
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.981945	12.368567	-4.72%	0
2010	10.749471	12.981945	20.77%	0
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	3,695
2007	13.215001	13.978067	5.77%	6,106
2006	11.822846	13.215001	11.78%	6,329
2005	11.254941	11.822846	5.05%	0
2004*	10.000000	11.254941	12.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530094	10.232502	-2.83%	0
2010	9.790139	10.530094	7.56%	0
2009	6.891456	9.790139	42.06%	19,537
2008	12.868455	6.891456	-46.45%	21,656
2007	11.469371	12.868455	12.20%	16,684
2006	10.808133	11.469371	6.12%	11,340
2005	10.461119	10.808133	3.32%	24,904
2004	9.951728	10.461119	5.12%	28,853
2003	7.731297	9.951728	28.72%	24,323
2002	10.753519	7.731297	-28.10%	16,418
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.798018	18.754490	-9.83%	5,443
2010	18.243138	20.798018	14.00%	5,480
2009	13.284926	18.243138	37.32%	8,226
2008	22.598324	13.284926	-41.21%	8,738
2007	21.621027	22.598324	4.52%	6,403
2006	18.688207	21.621027	15.69%	5,486
2005	16.626541	18.688207	12.40%	7,722
2004	14.190099	16.626541	17.17%	8,313
2003*	10.000000	14.190099	41.90%	4,956

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938807	11.664761	-9.85%	899
2010	11.350309	12.938807	14.00%	900
2009	8.261035	11.350309	37.40%	1,127
2008	14.051084	8.261035	-41.21%	1,271
2007	13.445762	14.051084	4.50%	2,790
2006	11.621530	13.445762	15.70%	5,511
2005	10.342152	11.621530	12.37%	5,511
2004	8.829014	10.342152	17.14%	5,514
2003	6.279861	8.829014	40.59%	8,489
2002	8.204726	6.279861	-23.46%	10,760
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.783619	2.684967	-3.54%	0
2010	2.469149	2.783619	12.74%	3,308
2009	1.981687	2.469149	24.60%	0
2008	9.550890	1.981687	-79.25%	0
2007*	10.000000	9.550890	-4.49%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.001625	2.881746	-3.99%	0
2010	2.659550	3.001625	12.86%	0
2009	2.158949	2.659550	23.19%	0
2008	10.298312	2.158949	-79.04%	0
2007	10.488054	10.298312	-1.81%	0
2006*	10.000000	10.488054	4.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.617272	9.452748	-1.71%	9,296
2010	8.426197	9.617272	14.14%	9,540
2009	6.681916	8.426197	26.10%	18,389
2008	11.047780	6.681916	-39.52%	20,675
2007	10.763720	11.047780	2.64%	26,663
2006	9.519072	10.763720	13.08%	18,491
2005	9.137147	9.519072	4.18%	24,796
2004	8.491851	9.137147	7.60%	23,524
2003	6.817103	8.491851	24.57%	22,797
2002	8.540552	6.817103	-20.18%	23,992
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689461	9.314329	-3.87%	1,806
2010	7.987353	9.689461	21.31%	1,913
2009	5.922587	7.987353	34.86%	2,118
2008	9.691444	5.922587	-38.89%	2,486
2007	9.980733	9.691444	-2.90%	654
2006*	10.000000	9.980733	-0.19%	795

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.335767	9.277939	-0.62%	2,783
2010	7.450703	9.335767	25.30%	4,272
2009	5.715778	7.450703	30.35%	3,572
2008	11.416738	5.715778	-49.94%	3,714
2007	10.923544	11.416738	4.51%	6,628
2006	10.792970	10.923544	1.21%	10,733
2005	9.774156	10.792970	10.42%	11,988
2004	8.301377	9.774156	17.74%	13,580
2003	6.724059	8.301377	23.46%	14,261
2002	9.473229	6.724059	-29.02%	14,241
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655907	12.422654	6.58%	3,426
2010	10.841398	11.655907	7.51%	783
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291696	11.212140	-0.70%	214
2010	10.920652	11.291696	3.40%	11,404
2009*	10.000000	10.920652	9.21%	11,322
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422009	13.636325	9.78%	0
2010	11.688705	12.422009	6.27%	0
2009	10.047489	11.688705	16.33%	0
2008	10.993488	10.047489	-8.61%	0
2007	10.108517	10.993488	8.75%	0
2006*	10.000000	10.108517	1.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575497	13.826398	1.85%	0
2010	12.773877	13.575497	6.28%	0
2009	11.396099	12.773877	12.09%	0
2008	11.067607	11.396099	2.97%	0
2007	10.354752	11.067607	6.88%	0
2006*	10.000000	10.354752	3.55%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.977132	-0.23%	7,441
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.418440	10.730363	-13.59%	0
2010	9.720603	12.418440	27.75%	0
2009	6.256941	9.720603	55.36%	0
2008	11.220573	6.256941	-44.24%	0
2007	10.978996	11.220573	2.20%	0
2006*	10.000000	10.978996	9.79%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.913489	9.352127	-5.66%	0
2010	9.009946	9.913489	10.03%	0
2009	7.735105	9.009946	16.48%	0
2008	12.576621	7.735105	-38.50%	0
2007	13.593171	12.576621	-7.48%	385
2006	11.400999	13.593171	19.23%	181
2005	10.848498	11.400999	5.09%	159
2004	9.751215	10.848498	11.25%	319
2003	8.024406	9.751215	21.52%	299
2002	10.158964	8.024406	-21.01%	206
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823377	9.861211	-8.89%	14,264
2010	9.576174	10.823377	13.02%	15,021
2009	7.778309	9.576174	23.11%	18,641
2008	12.809161	7.778309	-39.28%	19,658
2007	12.767988	12.809161	0.32%	29,001
2006	11.223242	12.767988	13.76%	31,207
2005	10.693083	11.223242	4.96%	34,756
2004	9.720235	10.693083	10.01%	38,504
2003	7.880599	9.720235	23.34%	41,191
2002	10.180953	7.880599	-22.59%	42,136
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782688	11.198529	3.86%	167
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	20
2007	10.381939	10.760988	3.65%	1,454
2006*	10.000000	10.381939	3.82%	1,167
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.174937	29.645142	5.22%	46
2010	26.116941	28.174937	7.88%	46
2009	20.404365	26.116941	28.00%	221
2008	24.413707	20.404365	-16.42%	221
2007	23.315194	24.413707	4.71%	402
2006	21.404075	23.315194	8.93%	2,332
2005	19.396867	21.404075	10.35%	2,354
2004	17.928317	19.396867	8.19%	2,422
2003	14.263644	17.928317	25.69%	3,308
2002	13.285149	14.263644	7.37%	1,358

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.053229	12.359691	-5.31%	0
2010	12.564686	13.053229	3.89%	0
2009	9.644610	12.564686	30.28%	0
2008	17.718848	9.644610	-45.57%	0
2007	15.731638	17.718848	12.63%	0
2006	12.788621	15.731638	23.01%	0
2005	11.712706	12.788621	9.19%	0
2004	10.150241	11.712706	15.39%	0
2003	8.103758	10.150241	25.25%	0
2002*	10.000000	8.103758	-18.96%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.528738	24.476214	-27.00%	291
2010	26.890464	33.528738	24.69%	434
2009	12.832010	26.890464	109.56%	488
2008	37.066048	12.832010	-65.38%	593
2007	27.402650	37.066048	35.26%	593
2006	19.983261	27.402650	37.13%	246
2005	15.400121	19.983261	29.76%	246
2004	12.444385	15.400121	23.75%	246
2003	8.210254	12.444385	51.57%	192
2002	8.602001	8.210254	-4.55%	192
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	43.411488	35.654198	-17.87%	60
2010	34.171384	43.411488	27.04%	60
2009	22.066487	34.171384	54.86%	60
2008	41.668880	22.066487	-47.04%	60
2007	29.164988	41.668880	42.87%	657
2006	23.831127	29.164988	22.38%	902
2005	15.982999	23.831127	49.10%	960
2004	13.088136	15.982999	22.12%	1,145
2003	9.195824	13.088136	42.33%	1,478
2002	9.627768	9.195824	-4.49%	1,035
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.259038	10.312359	-8.41%	0
2010	10.195107	11.259038	10.44%	5,542
2009	8.162523	10.195107	24.90%	12,389
2008	13.364723	8.162523	-38.92%	12,490
2007	12.366387	13.364723	8.07%	3,927
2006	11.065737	12.366387	11.75%	0
2005	10.351193	11.065737	6.90%	0
2004	9.602053	10.351193	7.80%	0
2003	7.237144	9.602053	32.68%	0
2002	9.617102	7.237144	-24.75%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	334
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.288522	13.492191	9.80%	1,045
2010	11.898278	12.288522	3.28%	1,019
2009	10.987820	11.898278	8.29%	157
2008	11.364069	10.987820	-3.31%	121
2007	10.564578	11.364069	7.57%	223
2006	10.584226	10.564578	-0.19%	222
2005	10.606483	10.584226	-0.21%	220
2004	10.202557	10.606483	3.96%	219
2003*	10.000000	10.202557	2.03%	218
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.346757	9.469331	1.31%	2,606
2010	8.334107	9.346757	12.15%	5,549
2009	7.182722	8.334107	16.03%	5,712
2008	11.176437	7.182722	-35.73%	3,494
2007	11.384294	11.176437	-1.83%	10,204
2006	9.895561	11.384294	15.04%	14,328
2005	9.625539	9.895561	2.81%	14,298
2004	8.670410	9.625539	11.02%	14,405
2003	6.822181	8.670410	27.09%	12,449
2002	8.612091	6.822181	-20.78%	4,488
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.827942	10.221760	-13.58%	0
2010	10.625914	11.827942	11.31%	0
2009	8.085212	10.625914	31.42%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763414	11.477798	-2.43%	0
2010	10.039771	11.763414	17.17%	0
2009	7.863789	10.039771	27.67%	0
2008	10.580065	7.863789	-25.67%	0
2007	11.023713	10.580065	-4.02%	2,944
2006*	10.000000	11.023713	10.24%	1,597
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.607775	14.498254	-0.75%	0
2010	13.108257	14.607775	11.44%	0
2009	11.130793	13.108257	17.77%	5,541
2008	15.472277	11.130793	-28.06%	1,668
2007	16.602508	15.472277	-6.81%	15,557
2006	14.240913	16.602508	16.58%	28,193
2005	13.799188	14.240913	3.20%	26,092
2004	12.284189	13.799188	12.33%	33,797
2003	9.695180	12.284189	26.70%	31,456
2002	11.293308	9.695180	-14.15%	21,384

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978965	12.288096	-5.32%	7,981
2010	12.035254	12.978965	7.84%	5,385
2009*	10.000000	12.035254	20.35%	1,670
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.650990	14.476115	-1.19%	1,118
2010	11.850957	14.650990	23.63%	1,139
2009	9.647621	11.850957	22.84%	747
2008	14.213808	9.647621	-32.13%	1,140
2007	14.563792	14.213808	-2.40%	1,182
2006	12.955471	14.563792	12.41%	1,113
2005	12.296116	12.955471	5.36%	1,077
2004	10.267923	12.296116	19.75%	1,712
2003	7.584974	10.267923	35.37%	1,314
2002*	10.000000	7.584974	-24.15%	704
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.859299	7.791634	-0.86%	1,926
2010	6.966964	7.859299	12.81%	2,160
2009	5.301486	6.966964	31.42%	2,820
2008	8.228838	5.301486	-35.57%	3,134
2007	7.771180	8.228838	5.89%	3,293
2006	7.242824	7.771180	7.29%	1,077
2005	7.114235	7.242824	1.81%	859
2004	6.817526	7.114235	4.35%	669
2003	5.506865	6.817526	23.80%	775
2002	7.888512	5.506865	-30.19%	973
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.059475	9.068395	0.10%	24,350
2010	8.029310	9.059475	12.83%	25,162
2009	6.468806	8.029310	24.12%	23,728
2008	10.474745	6.468806	-38.24%	10,396
2007	10.129984	10.474745	3.40%	25,054
2006	8.926469	10.129984	13.48%	28,437
2005	8.677868	8.926469	2.86%	29,658
2004	7.982961	8.677868	8.70%	64,815
2003	6.329672	7.982961	26.12%	37,978
2002	8.298290	6.329672	-23.72%	32,503
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384462	11.122654	7.11%	2,295
2010	9.165378	10.384462	13.30%	1,151
2009	7.611539	9.165378	20.41%	1,682
2008	10.997056	7.611539	-30.79%	1,033
2007	10.448742	10.997056	5.25%	1,970
2006	9.129937	10.448742	14.44%	3,679
2005	8.902348	9.129937	2.56%	3,529
2004	8.625637	8.902348	3.21%	3,759
2003	7.245341	8.625637	19.05%	3,528
2002	8.854519	7.245341	-18.17%	2,064

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.072360	12.072079	-19.91%	0
2010	14.686341	15.072360	2.63%	0
2009	11.412953	14.686341	28.68%	0
2008	18.533522	11.412953	-38.42%	0
2007	18.113099	18.533522	2.32%	0
2006	15.036813	18.113099	20.46%	0
2005	13.677592	15.036813	9.94%	0
2004	11.598729	13.677592	17.92%	0
2003	8.657580	11.598729	33.97%	0
2002	10.039461	8.657580	-13.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.855834	9.189303	-15.35%	0
2010	8.424725	10.855834	28.86%	0
2009	6.803393	8.424725	23.83%	0
2008	11.096247	6.803393	-38.69%	0
2007	12.699592	11.096247	-12.63%	0
2006	12.455606	12.699592	1.96%	0
2005	11.981745	12.455606	3.95%	0
2004	10.952996	11.981745	9.39%	0
2003	8.465218	10.952996	29.39%	0
2002	10.653528	8.465218	-20.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.300326	15.374912	0.49%	6,069
2010	14.352224	15.300326	6.61%	5,829
2009	12.129179	14.352224	18.33%	6,965
2008	13.315654	12.129179	-8.91%	5,697
2007	12.861674	13.315654	3.53%	22,265
2006	12.568036	12.861674	2.34%	19,261
2005	12.627451	12.568036	-0.47%	21,700
2004	12.403369	12.627451	1.81%	28,563
2003	12.063856	12.403369	2.81%	26,890
2002	11.233244	12.063856	7.39%	19,254
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.125829	10.900483	-2.03%	1,541
2010	10.044514	11.125829	10.77%	0
2009	8.234540	10.044514	21.98%	0
2008	11.186527	8.234540	-26.39%	0
2007	10.480714	11.186527	6.73%	0
2006*	10.000000	10.480714	4.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0
2007	10.500643	11.364720	8.23%	0
2006*	10.000000	10.500643	5.01%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
2007	10.520727	11.494100	9.25%	0
2006*	10.000000	10.520727	5.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.217494	13.600811	-4.34%	0
2010	12.356516	14.217494	15.06%	0
2009	9.270338	12.356516	33.29%	12,243
2008	16.442690	9.270338	-43.62%	13,120
2007	14.243362	16.442690	15.44%	31,375
2006	12.990759	14.243362	9.64%	38,384
2005	11.315079	12.990759	14.81%	30,788
2004	9.984934	11.315079	13.32%	29,661
2003	7.917710	9.984934	26.11%	29,827
2002	8.897411	7.917710	-11.01%	9,287
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170447	9.473203	-6.86%	1,289
2010	8.687244	10.170447	17.07%	2,758
2009	5.991605	8.687244	44.99%	2,520
2008	13.375568	5.991605	-55.20%	212
2007	9.348281	13.375568	43.08%	3,954
2006*	10.000000	9.348281	-6.52%	4,022
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473510	10.378979	-0.90%	13,012
2010	9.262405	10.473510	13.08%	13,789
2009	7.250103	9.262405	27.76%	14,993
2008	12.879844	7.250103	-43.71%	8,267
2007	12.927267	12.879844	-0.37%	54,062
2006	10.956738	12.927267	17.98%	72,310
2005	10.544204	10.956738	3.91%	65,921
2004	9.635243	10.544204	9.43%	66,534
2003	7.530864	9.635243	27.94%	27,749
2002	9.234883	7.530864	-18.45%	11,115
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.127482	7.155698	0.40%	0
2010	5.866617	7.127482	21.49%	0
2009	4.097654	5.866617	43.17%	0
2008	9.281055	4.097654	-55.85%	85
2007	7.678015	9.281055	20.88%	141
2006	7.421012	7.678015	3.46%	0
2005	6.937965	7.421012	6.96%	0
2004	6.595891	6.937965	5.19%	0
2003	5.177522	6.595891	27.39%	0
2002	6.749005	5.177522	-23.28%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526012	8.388942	-1.61%	16,467
2010	6.994978	8.526012	21.89%	12,788
2009	5.555748	6.994978	25.91%	12,467
2008	10.717047	5.555748	-48.16%	6,479
2007	8.598464	10.717047	24.64%	8,547
2006	8.199242	8.598464	4.87%	10,996
2005	7.896862	8.199242	3.83%	8,551
2004	7.783505	7.896862	1.46%	8,437
2003	5.966173	7.783505	30.46%	8,452
2002	8.699922	5.966173	-31.42%	8,533
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216214	11.453044	2.11%	4,627
2010	10.032625	11.216214	11.80%	4,971
2009	7.102221	10.032625	41.26%	5,320
2008	9.646583	7.102221	-26.38%	1,175
2007	9.565232	9.646583	0.85%	9,558
2006	8.756341	9.565232	9.24%	18,274
2005	8.692546	8.756341	0.73%	21,122
2004	8.082144	8.692546	7.55%	22,726
2003	6.478666	8.082144	24.75%	19,596
2002	6.363800	6.478666	1.80%	3,668
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.371889	11.619757	2.18%	1,058
2010	10.183117	11.371889	11.67%	991
2009	7.200894	10.183117	41.41%	277
2008	9.769508	7.200894	-26.29%	250
2007*	10.000000	9.769508	-2.30%	10,694
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.435257	13.098997	5.34%	8,199
2010	11.754079	12.435257	5.80%	8,829
2009	10.342347	11.754079	13.65%	6,504
2008	10.890884	10.342347	-5.04%	1,167
2007	10.637906	10.890884	2.38%	3,989
2006	10.380507	10.637906	2.48%	0
2005	10.349600	10.380507	0.30%	0
2004	10.097816	10.349600	2.49%	0
2003*	10.000000	10.097816	0.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.526142	10.111093	-12.28%	2,073
2010	9.114962	11.526142	26.45%	2,776
2009	6.625909	9.114962	37.57%	1,678
2008	11.148913	6.625909	-40.57%	1,229
2007	9.826712	11.148913	13.46%	373
2006*	10.000000	9.826712	-1.73%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	0
2007	13.340733	15.361166	15.14%	0
2006	11.511681	13.340733	15.89%	0
2005	9.847782	11.511681	16.90%	0
2004	8.831911	9.847782	11.50%	0
2003	6.277043	8.831911	40.70%	0
2002	8.020658	6.277043	-21.74%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.350569	11.660127	-18.75%	1,192
2010	12.924493	14.350569	11.03%	1,285
2009	10.399791	12.924493	24.28%	851
2008	18.861459	10.399791	-44.86%	0
2007	16.378046	18.861459	15.16%	0
2006	14.132218	16.378046	15.89%	2,881
2005	12.094330	14.132218	16.85%	0
2004	10.845870	12.094330	11.51%	0
2003	7.705852	10.845870	40.75%	0
2002*	10.000000	7.705852	-22.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.172684	12.692939	-10.44%	497
2010	11.407165	14.172684	24.24%	553
2009	7.376482	11.407165	54.64%	553
2008	15.378089	7.376482	-52.03%	136
2007	14.823438	15.378089	3.74%	505
2006	12.983709	14.823438	14.17%	6,642
2005	12.885137	12.983709	0.77%	445
2004	11.505305	12.885137	11.99%	368
2003	7.421189	11.505305	55.03%	487
2002*	10.000000	7.421189	-25.79%	2,572
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517649	11.586341	0.60%	1,784
2010	10.404178	11.517649	10.70%	1,784
2009	7.809563	10.404178	33.22%	1,476
2008	11.299943	7.809563	-30.89%	269
2007	11.085844	11.299943	1.93%	1,103
2006*	10.000000	11.085844	10.86%	1,103
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216906	9.660978	-5.44%	116
2010	8.109914	10.216906	25.98%	812
2009	6.391007	8.109914	26.90%	1,344
2008	9.711503	6.391007	-34.19%	0
2007	10.126467	9.711503	-4.10%	0
2006*	10.000000	10.126467	1.26%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.246934	10.124571	-17.33%	705
2010	10.607169	12.246934	15.46%	569
2009	6.253697	10.607169	69.61%	829
2008	13.449382	6.253697	-53.50%	0
2007	10.637496	13.449382	26.43%	0
2006*	10.000000	10.637496	6.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.892842	13.104239	-12.01%	0
2010	13.947897	14.892842	6.77%	0
2009	10.336497	13.947897	34.94%	0
2008	17.603805	10.336497	-41.28%	0
2007	15.475630	17.603805	13.75%	0
2006	12.942287	15.475630	19.57%	0
2005	11.923036	12.942287	8.55%	0
2004	10.208657	11.923036	16.79%	0
2003	7.838667	10.208657	30.23%	0
2002*	10.000000	7.838667	-21.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322782	9.059298	-12.24%	154
2010	9.691749	10.322782	6.51%	0
2009	7.189916	9.691749	34.80%	0
2008	12.277282	7.189916	-41.44%	824
2007	10.825066	12.277282	13.42%	306
2006*	10.000000	10.825066	8.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.539614	15.141579	-2.56%	1,891
2010	13.827897	15.539614	12.38%	848
2009	11.858278	13.827897	16.61%	909
2008	11.364157	11.858278	4.35%	0
2007	10.418235	11.364157	9.08%	0
2006*	10.000000	10.418235	4.18%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.028331	8.295704	-17.28%	0
2010	8.822600	10.028331	13.67%	0
2009	7.500027	8.822600	17.63%	0
2008	12.389762	7.500027	-39.47%	0
2007	11.582516	12.389762	6.97%	0
2006*	10.000000	11.582516	15.83%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.222719	8.669573	-6.00%	0
2010	7.559406	9.222719	22.00%	0
2009	5.344482	7.559406	41.44%	0
2008	9.061228	5.344482	-41.02%	0
2007	10.297580	9.061228	-12.01%	0
2006*	10.000000	10.297580	2.98%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975437	10.854279	-1.10%	0
2010	10.103672	10.975437	8.63%	0
2009	8.185711	10.103672	23.43%	0
2008	11.444544	8.185711	-28.47%	0
2007	10.986166	11.444544	4.17%	0
2006*	10.000000	10.986166	9.86%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.400242	9.774445	-6.02%	0
2010	9.077176	10.400242	14.58%	0
2009	6.946022	9.077176	30.68%	0
2008	11.482160	6.946022	-39.51%	0
2007	11.367731	11.482160	1.01%	0
2006*	10.000000	11.367731	13.68%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.015070	13.765310	-1.78%	0
2010	12.357623	14.015070	13.41%	0
2009	7.280742	12.357623	69.73%	0
2008	10.583406	7.280742	-31.21%	0
2007	10.553875	10.583406	0.28%	0
2006*	10.000000	10.553875	5.54%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.926286	12.115210	-6.27%	0
2010	10.794085	12.926286	19.75%	0
2009	7.045556	10.794085	53.20%	0
2008	11.676836	7.045556	-39.66%	0
2007	10.780751	11.676836	8.31%	0
2006*	10.000000	10.780751	7.81%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348443	11.223432	-9.11%	0
2010	10.669247	12.348443	15.74%	0
2009	7.544986	10.669247	41.41%	0
2008	10.735310	7.544986	-29.72%	0
2007	10.728076	10.735310	0.07%	0
2006*	10.000000	10.728076	7.28%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.430538	9.084294	-3.67%	0
2010	7.377818	9.430538	27.82%	0
2009	5.554355	7.377818	32.83%	0
2008	10.712413	5.554355	-48.15%	0
2007	10.325615	10.712413	3.75%	0
2006*	10.000000	10.325615	3.26%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235284	8.681842	-5.99%	0
2010	8.058134	9.235284	14.61%	0
2009	6.153625	8.058134	30.95%	0
2008	9.953101	6.153625	-38.17%	0
2007	10.798891	9.953101	-7.83%	0
2006*	10.000000	10.798891	7.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306003	8.956120	-13.10%	0
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280501	10.982532	-2.64%	0
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.661263	12.432271	-1.81%	0
2010	11.762668	12.661263	7.64%	0
2009	9.331553	11.762668	26.05%	0
2008	13.596166	9.331553	-31.37%	0
2007	12.800671	13.596166	6.21%	0
2006	11.163427	12.800671	14.67%	0
2005	10.788568	11.163427	3.47%	0
2004	10.076920	10.788568	7.06%	0
2003	8.243243	10.076920	22.24%	0
2002	9.939018	8.243243	-17.06%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.650490	10.877808	2.13%	0
2010	10.295176	10.650490	3.45%	0
2009	8.207208	10.295176	25.44%	0
2008	11.702927	8.207208	-29.87%	0
2007	10.649941	11.702927	9.89%	0
2006*	10.000000	10.649941	6.50%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.577305	8.797521	-8.14%	0
2010	8.294994	9.577305	15.46%	0
2009	6.419024	8.294994	29.23%	0
2008	11.803606	6.419024	-45.62%	0
2007	12.719624	11.803606	-7.20%	0
2006*	10.000000	12.719624	27.20%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.910696	16.411450	-8.37%	0
2010	16.151812	17.910696	10.89%	0
2009	12.155541	16.151812	32.88%	0
2008	20.752252	12.155541	-41.43%	0
2007	18.413449	20.752252	12.70%	0
2006	14.614266	18.413449	26.00%	0
2005	12.612558	14.614266	15.87%	0
2004	10.352056	12.612558	21.84%	0
2003	8.163744	10.352056	26.81%	0
2002*	10.000000	8.163744	-18.36%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.098328	-9.02%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.162871	20.206565	-8.83%	337
2010	20.756661	22.162871	6.77%	700
2009*	10.000000	20.756661	22.86%	700
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.197534	8.409579	-8.57%	2,515
2010	8.791629	9.197534	4.62%	3,021
2009	6.128249	8.791629	43.46%	3,046
2008	11.200658	6.128249	-45.29%	4,673
2007	8.344255	11.200658	34.23%	9,062
2006	7.782962	8.344255	7.21%	14,242
2005	7.037497	7.782962	10.59%	10,505
2004	6.071817	7.037497	15.90%	10,327
2003	5.139904	6.071817	18.13%	10,464
2002	6.222739	5.139904	-17.40%	8,486
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.737899	4.252104	-10.25%	202
2010	3.876473	4.737899	22.22%	307
2009	2.514722	3.876473	54.15%	592
2008	4.568463	2.514722	-44.95%	737
2007	3.821146	4.568463	19.56%	1,188
2006	3.606695	3.821146	5.95%	465
2005	3.290663	3.606695	9.60%	473
2004	3.330422	3.290663	-1.19%	473
2003	2.314154	3.330422	43.92%	473
2002	3.987735	2.314154	-41.97%	473
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.400788	10.903031	-33.52%	245
2010	13.352217	16.400788	22.83%	338
2009	7.589110	13.352217	75.94%	608
2008	16.170208	7.589110	-53.07%	738
2007	12.857245	16.170208	25.77%	799
2006	8.924201	12.857245	44.07%	280
2005	6.883881	8.924201	29.64%	280
2004	5.903326	6.883881	16.61%	661
2003	4.466078	5.903326	32.18%	661
2002	6.122880	4.466078	-27.06%	661

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944976	13.997510	0.38%	86
2010	11.496687	13.944976	21.30%	86
2009	9.235770	11.496687	24.48%	1,508
2008	14.074347	9.235770	-34.38%	1,563
2007	13.983325	14.074347	0.65%	86
2006	12.180456	13.983325	14.80%	515
2005	11.351056	12.180456	7.31%	1,646
2004*	10.000000	11.351056	13.51%	1,746
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.052601	12.764823	-2.20%	226
2010	11.945131	13.052601	9.27%	226
2009	9.928761	11.945131	20.31%	747
2008	15.025703	9.928761	-33.92%	0
2007	14.215319	15.025703	5.70%	0
2006	12.005873	14.215319	18.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.693000	5.554952	-2.42%	1,594
2010	4.859066	5.693000	17.16%	1,594
2009	3.705355	4.859066	31.14%	1,594
2008	6.153148	3.705355	-39.78%	111
2007	5.239327	6.153148	17.44%	0
2006	5.022615	5.239327	4.31%	0
2005	4.799798	5.022615	4.64%	0
2004	4.516845	4.799798	6.26%	0
2003	3.463330	4.516845	30.42%	359
2002	4.945547	3.463330	-29.97%	2,720
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.842853	13.689049	-1.11%	3,153
2010	12.417364	13.842853	11.48%	3,154
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.017612	9.934130	-0.83%	695
2010	9.102112	10.017612	10.06%	697
2009	7.506594	9.102112	21.25%	12,808
2008	10.880072	7.506594	-31.01%	12,808
2007	10.434128	10.880072	4.27%	13,439
2006*	10.000000	10.434128	4.34%	964
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.707494	11.122824	3.88%	1,217
2010	10.282254	10.707494	4.14%	1,063
2009	9.331593	10.282254	10.19%	2,171
2008	10.538162	9.331593	-11.45%	519
2007	10.416259	10.538162	1.17%	2,195
2006*	10.000000	10.416259	4.16%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042898	9.839907	-10.89%	1,391
2010	10.098290	11.042898	9.35%	2,589
2009	7.258389	10.098290	39.13%	1,374
2008	12.039659	7.258389	-39.71%	1,066
2007	10.715931	12.039659	12.35%	440
2006*	10.000000	10.715931	7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.772798	9.151941	-6.35%	3,190
2010	8.415640	9.772798	16.13%	4,161
2009	6.171929	8.415640	36.35%	4,232
2008	11.260943	6.171929	-45.19%	711
2007	10.243775	11.260943	9.93%	1,489
2006*	10.000000	10.243775	2.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	1,645
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.701168	14.995954	2.01%	123
2010	13.223456	14.701168	11.17%	2,376
2009	9.218454	13.223456	43.45%	2,376
2008	13.029721	9.218454	-29.25%	3,436
2007	12.859947	13.029721	1.32%	4,825
2006	11.833579	12.859947	8.67%	6,973
2005	11.763752	11.833579	0.59%	7,860
2004	10.875215	11.763752	8.17%	8,994
2003	9.052629	10.875215	20.13%	7,588
2002	8.925976	9.052629	1.42%	4,172
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934760	13.192786	1.99%	7,084
2010	11.634011	12.934760	11.18%	4,285
2009	8.105879	11.634011	43.53%	1,989
2008	11.474465	8.105879	-29.36%	386
2007	11.321282	11.474465	1.35%	540
2006	10.418162	11.321282	8.67%	1,331
2005*	10.000000	10.418162	4.18%	438
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.742345	7.591605	-13.16%	6,157
2010	7.696717	8.742345	13.59%	6,220
2009	5.121447	7.696717	50.28%	3,469
2008*	10.000000	5.121447	-48.79%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580926	9.114257	-4.87%	395
2010	7.890737	9.580926	21.42%	319
2009	6.105844	7.890737	29.23%	1,306
2008*	10.000000	6.105844	-38.94%	1,491
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	2,700
2009	7.895368	9.294787	17.72%	2,700
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	979
2009	8.274211	9.566746	15.62%	979
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	939
2008*	10.000000	9.828834	-1.71%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	3,846
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
2007	22.695973	32.459799	43.02%	0
2006	16.895288	22.695973	34.33%	0
2005	12.964022	16.895288	30.32%	0
2004	10.927986	12.964022	18.63%	0
2003	6.729993	10.927986	62.38%	0
2002	8.080662	6.729993	-16.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.402727	20.894837	-23.75%	1,937
2010	23.998998	27.402727	14.18%	2,402
2009	14.941067	23.998998	60.62%	1,655
2008	36.063538	14.941067	-58.57%	522
2007	25.221040	36.063538	42.99%	2,443
2006	18.785091	25.221040	34.26%	3,250
2005	14.412181	18.785091	30.34%	1,995
2004	12.147387	14.412181	18.64%	569
2003	7.482965	12.147387	62.33%	760
2002*	10.000000	7.482965	-25.17%	596
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.987582	15.794425	5.38%	2,368
2010	14.558360	14.987582	2.95%	7,939
2009	14.429707	14.558360	0.89%	10,552
2008	13.634178	14.429707	5.83%	9,278
2007	12.951217	13.634178	5.27%	25,052
2006	12.755077	12.951217	1.54%	20,928
2005	12.571358	12.755077	1.46%	23,198
2004	12.391049	12.571358	1.46%	33,982
2003	12.364450	12.391049	0.22%	38,325
2002	11.339175	12.364450	9.04%	38,507
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
2008	15.025539	7.963186	-47.00%	0
2007	12.029127	15.025539	24.91%	0
2006	9.207449	12.029127	30.65%	0
2005	7.196780	9.207449	27.94%	0
2004	6.414454	7.196780	12.20%	0
2003	4.813780	6.414454	33.25%	0
2002	6.455831	4.813780	-25.44%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.147551	16.089435	-11.34%	382
2010	16.306621	18.147551	11.29%	1,037
2009	12.799315	16.306621	27.40%	1,088
2008	24.143154	12.799315	-46.99%	13
2007	19.328046	24.143154	24.91%	89
2006	14.795862	19.328046	30.63%	111
2005	11.567943	14.795862	27.90%	0
2004	10.296163	11.567943	12.35%	0
2003	7.743411	10.296163	32.97%	0
2002*	10.000000	7.743411	-22.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.017499	12.287289	-5.61%	4,320
2010	11.558347	13.017499	12.62%	7,781
2009	9.248197	11.558347	24.98%	569
2008	14.904562	9.248197	-37.95%	1,138
2007	14.318370	14.904562	4.09%	1,784
2006	12.469319	14.318370	14.83%	1,766
2005	11.758161	12.469319	6.05%	1,771
2004	10.495425	11.758161	12.03%	2,612
2003	8.100685	10.495425	29.56%	2,556
2002*	10.000000	8.100685	-18.99%	695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.183286	12.321407	1.13%	3,181
2010	11.710202	12.183286	4.04%	3,987
2009	10.926170	11.710202	7.18%	5,425
2008	11.833511	10.926170	-7.67%	2,279
2007	11.430348	11.833511	3.53%	2,332
2006	10.957934	11.430348	4.31%	2,382
2005	10.795581	10.957934	1.50%	13,856
2004	10.499391	10.795581	2.82%	12,860
2003	9.903364	10.499391	6.02%	22,502
2002*	10.000000	9.903364	-0.97%	390

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.844780	12.615362	-1.79%	78,737
2010	11.787050	12.844780	8.97%	79,728
2009	10.070044	11.787050	17.05%	72,691
2008	13.345056	10.070044	-24.54%	76,916
2007	12.856442	13.345056	3.80%	80,929
2006	11.750727	12.856442	9.41%	82,280
2005	11.352722	11.750727	3.51%	87,150
2004	10.548952	11.352722	7.62%	87,854
2003	8.943444	10.548952	17.95%	87,401
2002*	10.000000	8.943444	-10.57%	9,877
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.106674	12.603905	-3.84%	10,094
2010	11.822636	13.106674	10.86%	14,990
2009	9.673596	11.822636	22.22%	6,092
2008	14.351116	9.673596	-32.59%	0
2007	13.761730	14.351116	4.28%	24,949
2006	12.228101	13.761730	12.54%	34,653
2005	11.623257	12.228101	5.20%	43,639
2004	10.553956	11.623257	10.13%	25,917
2003	8.481877	10.553956	24.43%	26,298
2002*	10.000000	8.481877	-15.18%	29,208
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.694057	12.729642	0.28%	20,470
2010	11.906084	12.694057	6.62%	22,814
2009	10.577860	11.906084	12.56%	22,764
2008	12.672875	10.577860	-16.53%	24,175
2007	12.185802	12.672875	4.00%	24,360
2006	11.438776	12.185802	6.53%	25,160
2005	11.142118	11.438776	2.66%	25,752
2004	10.582927	11.142118	5.28%	31,628
2003	9.473594	10.582927	11.71%	21,405
2002*	10.000000	9.473594	-5.26%	5,272
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.797260	13.253496	-3.94%	10,124
2010	12.907066	13.797260	6.90%	15,909
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.547749	19.675195	-4.25%	4,266
2010	16.571411	20.547749	24.00%	4,687
2009	12.333374	16.571411	34.36%	5,395
2008	19.757849	12.333374	-37.58%	1,839
2007	18.698187	19.757849	5.67%	2,486
2006	17.317725	18.698187	7.97%	5,346
2005	15.722921	17.317725	10.14%	5,385
2004	13.827559	15.722921	13.71%	6,333
2003	10.451848	13.827559	32.30%	7,452
2002	12.560435	10.451848	-16.79%	3,239

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.883466	10.693534	-1.75%	19,603
2010	11.077304	10.883466	-1.75%	22,177
2009	11.269880	11.077304	-1.71%	26,231
2008	11.239786	11.269880	0.27%	26,775
2007	10.917831	11.239786	2.95%	20,434
2006	10.630182	10.917831	2.71%	11,567
2005	10.537846	10.630182	0.88%	2,496
2004	10.639218	10.537846	-0.95%	3,783
2003	10.761392	10.639218	-1.14%	3,707
2002	10.821968	10.761392	-0.56%	51,143
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.644228	15.186866	3.71%	10,173
2010	13.478009	14.644228	8.65%	4,673
2009	11.029104	13.478009	22.20%	5,164
2008	13.572447	11.029104	-18.74%	3,902
2007	13.204800	13.572447	2.78%	14,178
2006	12.819122	13.204800	3.01%	8,737
2005	12.768454	12.819122	0.40%	9,030
2004	12.198805	12.768454	4.67%	11,866
2003	11.074251	12.198805	10.15%	10,741
2002	10.513712	11.074251	5.33%	6,920
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.048921	13.407646	-10.91%	0
2010	13.419579	15.048921	12.14%	0
2009*	10.000000	13.419579	34.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.115623	8.117450	-10.95%	1,401
2010	8.135855	9.115623	12.04%	1,406
2009	6.068293	8.135855	34.07%	2,137
2008*	10.000000	6.068293	-39.32%	967
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.295625	12.606620	-17.58%	590
2010	14.671097	15.295625	4.26%	629
2009	11.500820	14.671097	27.57%	719
2008	21.812634	11.500820	-47.27%	417
2007	21.571002	21.812634	1.12%	453
2006	17.885709	21.571002	20.60%	275
2005	16.245203	17.885709	10.10%	300
2004	13.748783	16.245203	18.16%	273
2003*	10.000000	13.748783	37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.101822	8.682970	-4.60%	978
2010	8.019906	9.101822	13.49%	966
2009	6.289817	8.019906	27.51%	1,230
2008*	10.000000	6.289817	-37.10%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392031	9.615209	-7.48%	727
2010*	10.000000	10.392031	3.92%	646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	719
2009	6.274075	7.854021	25.18%	719
2008*	10.000000	6.274075	-37.26%	719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657916	9.087873	-5.90%	7,207
2010	7.751047	9.657916	24.60%	8,089
2009	6.205947	7.751047	24.90%	13,477
2008*	10.000000	6.205947	-37.94%	455
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062592	9.657332	-4.03%	4,569
2010	8.560970	10.062592	17.54%	4,515
2009	6.678536	8.560970	28.19%	12,574
2008*	10.000000	6.678536	-33.21%	1,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.289367	12.972612	-2.38%	198
2010	10.782030	13.289367	23.25%	198
2009	8.609756	10.782030	25.23%	199
2008	16.355772	8.609756	-47.36%	889
2007	15.169611	16.355772	7.82%	3,473
2006	14.959391	15.169611	1.41%	3,619
2005	14.085392	14.959391	6.21%	3,835
2004	12.640410	14.085392	11.43%	4,049
2003	9.581953	12.640410	31.92%	4,289
2002	14.619524	9.581953	-34.46%	1,146
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.463020	20.951558	-6.73%	6,961
2010	18.058391	22.463020	24.39%	7,743
2009	14.562495	18.058391	24.01%	6,428
2008	21.846505	14.562495	-33.34%	560
2007	23.884569	21.846505	-8.53%	9,892
2006	20.724738	23.884569	15.25%	12,858
2005	20.463931	20.724738	1.27%	14,754
2004	17.756675	20.463931	15.25%	17,709
2003	11.521769	17.756675	54.11%	17,068
2002	16.100836	11.521769	-28.44%	9,693

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.980421	20.395934	-7.21%	852
2010	17.851607	21.980421	23.13%	2,515
2009	13.488714	17.851607	32.34%	4,805
2008	22.211989	13.488714	-39.27%	2,839
2007	22.137835	22.211989	0.33%	3,345
2006	20.110129	22.137835	10.08%	3,793
2005	18.222675	20.110129	10.36%	4,964
2004	15.582883	18.222675	16.94%	4,098
2003	11.247212	15.582883	38.55%	3,127
2002	13.847390	11.247212	-18.78%	1,091
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939945	8.830265	-1.23%	1,923
2010	8.020350	8.939945	11.47%	1,923
2009	6.473769	8.020350	23.89%	4,475
2008	11.274443	6.473769	-42.58%	4,248
2007	10.608433	11.274443	6.28%	3,984
2006	9.501937	10.608433	11.64%	3,304
2005	9.000863	9.501937	5.57%	3,423
2004	8.347189	9.000863	7.83%	5,781
2003	6.662646	8.347189	25.28%	5,741
2002	8.205402	6.662646	-18.80%	4,984
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.174654	9.600461	4.64%	19,674
2010	7.172938	9.174654	27.91%	20,826
2009	5.580156	7.172938	28.54%	24,352
2008*	10.000000	5.580156	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	1,357
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.459684	11.581113	-13.96%	287
2010	12.881784	13.459684	4.49%	676
2009*	10.000000	12.881784	28.82%	1,184
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.922867	8.563167	-4.03%	1,325
2010	7.844435	8.922867	13.75%	1,238
2009	6.210982	7.844435	26.30%	887
2008	10.033256	6.210982	-38.10%	875
2007	10.444491	10.033256	-3.94%	994
2006	9.171245	10.444491	13.88%	4,277
2005	8.953856	9.171245	2.43%	3,775
2004	7.756043	8.953856	15.44%	3,677
2003	6.006135	7.756043	29.14%	3,304
2002	8.166647	6.006135	-26.46%	786

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170023	10.021374	-1.46%	0
2010	9.831558	10.170023	3.44%	0
2009	8.829886	9.831558	11.34%	3,070
2008	10.381283	8.829886	-14.94%	4,103
2007	10.085950	10.381283	2.93%	4,040
2006	9.851160	10.085950	2.38%	2,442
2005	9.883486	9.851160	-0.33%	2,577
2004	9.981747	9.883486	-0.98%	0
2003*	10.000000	9.981747	-0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.522095	11.200794	-2.79%	0
2010	9.804385	11.522095	17.52%	0
2009	8.129291	9.804385	20.61%	0
2008	13.670639	8.129291	-40.53%	0
2007	13.844223	13.670639	-1.25%	0
2006	13.387078	13.844223	3.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938030	12.320466	-4.77%	1,789
2010	10.718556	12.938030	20.71%	1,964
2009	8.300816	10.718556	29.13%	1,789
2008	13.952052	8.300816	-40.50%	0
2007	13.197166	13.952052	5.72%	988
2006	11.812879	13.197166	11.72%	0
2005	11.251154	11.812879	4.99%	0
2004*	10.000000	11.251154	12.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.467779	10.166772	-2.88%	0
2010	9.737144	10.467779	7.50%	0
2009	6.857644	9.737144	41.99%	9,296
2008	12.811846	6.857644	-46.47%	4,274
2007	11.424764	12.811846	12.14%	4,343
2006	10.771549	11.424764	6.06%	10,178
2005	10.431004	10.771549	3.26%	10,223
2004	9.928130	10.431004	5.07%	10,096
2003	7.716890	9.928130	28.65%	10,451
2002	10.738951	7.716890	-28.14%	7,846
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.717040	18.671978	-9.87%	3,502
2010	18.181349	20.717040	13.95%	3,769
2009	13.246673	18.181349	37.25%	4,068
2008	22.544746	13.246673	-41.24%	2,730
2007	21.580799	22.544746	4.47%	8,180
2006	18.662895	21.580799	15.63%	3,486
2005	16.612442	18.662895	12.34%	2,844
2004	14.185285	16.612442	17.11%	3,021
2003*	10.000000	14.185285	41.85%	3,522

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.868770	11.595718	-9.89%	1,599
2010	11.294605	12.868770	13.94%	1,599
2009	8.224685	11.294605	37.33%	3,712
2008	13.996399	8.224685	-41.24%	1,758
2007	13.400279	13.996399	4.45%	4,787
2006	11.588105	13.400279	15.64%	6,266
2005	10.317629	11.588105	12.31%	6,513
2004	8.812554	10.317629	17.08%	6,556
2003	6.271334	8.812554	40.52%	6,556
2002	8.197763	6.271334	-23.50%	7,047
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.778434	2.678607	-3.59%	285
2010	2.465796	2.778434	12.68%	0
2009	1.980000	2.465796	24.54%	0
2008	9.547642	1.980000	-79.26%	0
2007*	10.000000	9.547642	-4.52%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.994497	2.873443	-4.04%	0
2010	2.654585	2.994497	12.80%	0
2009	2.156016	2.654585	23.12%	0
2008	10.289574	2.156016	-79.05%	0
2007	10.484513	10.289574	-1.86%	0
2006*	10.000000	10.484513	4.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.560353	9.392031	-1.76%	8,339
2010	8.380574	9.560353	14.08%	11,698
2009	6.649117	8.380574	26.04%	13,927
2008	10.999158	6.649117	-39.55%	14,775
2007	10.721832	10.999158	2.59%	26,117
2006	9.486847	10.721832	13.02%	27,382
2005	9.110826	9.486847	4.13%	24,994
2004	8.471704	9.110826	7.54%	27,749
2003	6.804394	8.471704	24.50%	26,777
2002	8.528973	6.804394	-20.22%	16,936
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666488	9.287529	-3.92%	312
2010	7.972456	9.666488	21.25%	248
2009	5.914539	7.972456	34.79%	197
2008	9.683209	5.914539	-38.92%	669
2007	9.977364	9.683209	-2.95%	1,024
2006*	10.000000	9.977364	-0.23%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280512	9.218347	-0.67%	3,002
2010	7.410380	9.280512	25.24%	3,352
2009	5.687744	7.410380	30.29%	4,568
2008	11.366549	5.687744	-49.96%	1,290
2007	10.881080	11.366549	4.46%	5,205
2006	10.756467	10.881080	1.16%	5,926
2005	9.746041	10.756467	10.37%	6,383
2004	8.281709	9.746041	17.68%	6,918
2003	6.711524	8.281709	23.40%	6,899
2002	9.460391	6.711524	-29.06%	5,328
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.646011	12.405808	6.52%	407
2010	10.837712	11.646011	7.46%	407
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282116	11.196933	-0.76%	4,940
2010	10.916941	11.282116	3.35%	4,970
2009*	10.000000	10.916941	9.17%	343
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.393052	13.597643	9.72%	0
2010	11.667396	12.393052	6.22%	0
2009	10.034276	11.667396	16.28%	0
2008	10.984617	10.034276	-8.65%	0
2007	10.105530	10.984617	8.70%	0
2006*	10.000000	10.105530	1.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.543862	13.787185	1.80%	0
2010	12.750597	13.543862	6.22%	0
2009	11.381117	12.750597	12.03%	0
2008	11.058681	11.381117	2.92%	0
2007	10.351694	11.058681	6.83%	0
2006*	10.000000	10.351694	3.52%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.973762	-0.26%	4,124
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.389635	10.700031	-13.64%	0
2010	9.702986	12.389635	27.69%	0
2009	6.248772	9.702986	55.28%	0
2008	11.211650	6.248772	-44.27%	0
2007	10.975888	11.211650	2.15%	0
2006*	10.000000	10.975888	9.76%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.867569	9.304085	-5.71%	0
2010	8.972772	9.867569	9.97%	0
2009	7.707114	8.972772	16.42%	0
2008	12.537512	7.707114	-38.53%	0
2007	13.557833	12.537512	-7.53%	616
2006	11.377130	13.557833	19.17%	0
2005	10.831268	11.377130	5.04%	0
2004	9.740686	10.831268	11.20%	0
2003	8.019809	9.740686	21.46%	0
2002	10.158329	8.019809	-21.05%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.773236	9.810546	-8.94%	0
2010	9.536654	10.773236	12.97%	0
2009	7.750154	9.536654	23.05%	0
2008	12.769309	7.750154	-39.31%	0
2007	12.734786	12.769309	0.27%	0
2006	11.199733	12.734786	13.71%	0
2005	10.676099	11.199733	4.90%	0
2004	9.709724	10.676099	9.95%	0
2003	7.876086	9.709724	23.28%	0
2002	10.180312	7.876086	-22.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757106	11.166290	3.80%	23,178
2010	10.218571	10.757106	5.27%	23,178
2009	9.485673	10.218571	7.73%	23,178
2008	10.751862	9.485673	-11.78%	912
2007	10.378444	10.751862	3.60%	810
2006*	10.000000	10.378444	3.78%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.008321	29.454889	5.16%	22
2010	25.975701	28.008321	7.83%	1,372
2009	20.304342	25.975701	27.93%	509
2008	24.306399	20.304342	-16.47%	23
2007	23.224597	24.306399	4.66%	23
2006	21.331723	23.224597	8.87%	23
2005	19.341108	21.331723	10.29%	31
2004	17.885882	19.341108	8.14%	81
2003	14.237119	17.885882	25.63%	11,287
2002	13.267178	14.237119	7.31%	90

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.995778	12.299045	-5.36%	0
2010	12.515741	12.995778	3.84%	0
2009	9.611928	12.515741	30.21%	0
2008	17.667815	9.611928	-45.60%	0
2007	15.694352	17.667815	12.57%	0
2006	12.764781	15.694352	22.95%	0
2005	11.696801	12.764781	9.13%	0
2004	10.141613	11.696801	15.33%	0
2003	8.100991	10.141613	25.19%	0
2002*	10.000000	8.100991	-18.99%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.330410	24.319064	-27.04%	232
2010	26.744986	33.330410	24.62%	241
2009	12.769075	26.744986	109.45%	248
2008	36.903113	12.769075	-65.40%	316
2007	27.296134	36.903113	35.20%	377
2006	19.915683	27.296134	37.06%	0
2005	15.355819	19.915683	29.69%	0
2004	12.414897	15.355819	23.69%	0
2003	8.194950	12.414897	51.49%	0
2002	8.590347	8.194950	-4.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
2007	29.051620	41.485693	42.80%	0
2006	23.750531	29.051620	22.32%	0
2005	15.937007	23.750531	49.03%	0
2004	13.057130	15.937007	22.06%	0
2003	9.178700	13.057130	42.25%	0
2002	9.614735	9.178700	-4.54%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.324974	10.367472	-8.45%	0
2010	10.260024	11.324974	10.38%	0
2009	8.218680	10.260024	24.84%	0
2008	13.463535	8.218680	-38.96%	0
2007	12.464193	13.463535	8.02%	0
2006	11.158924	12.464193	11.70%	0
2005	10.443650	11.158924	6.85%	0
2004	9.692761	10.443650	7.75%	0
2003	7.309233	9.692761	32.61%	0
2002	9.717850	7.309233	-24.79%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.152655	15.392105	-10.26%	802
2010	13.797970	17.152655	24.31%	917
2009	9.849380	13.797970	40.09%	865
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.240643	13.432801	9.74%	635
2010	11.857942	12.240643	3.23%	379
2009	10.956148	11.857942	8.23%	774
2008	11.337083	10.956148	-3.36%	660
2007	10.544885	11.337083	7.51%	0
2006	10.569860	10.544885	-0.24%	0
2005	10.597463	10.569860	-0.26%	0
2004	10.199070	10.597463	3.91%	0
2003*	10.000000	10.199070	1.99%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.291404	9.408468	1.26%	2,611
2010	8.288964	9.291404	12.09%	2,679
2009	7.147456	8.288964	15.97%	2,835
2008	11.127253	7.147456	-35.77%	2,099
2007	11.339995	11.127253	-1.88%	8,398
2006	9.862054	11.339995	14.99%	8,856
2005	9.597814	9.862054	2.75%	9,248
2004	8.649846	9.597814	10.96%	9,621
2003	6.809455	8.649846	27.03%	10,268
2002	8.600411	6.809455	-20.82%	1,795
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.757951	10.156108	-13.62%	0
2010	10.568405	11.757951	11.26%	0
2009	8.045538	10.568405	31.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735524	11.444774	-2.48%	1,084
2010	10.021054	11.735524	17.11%	220
2009	7.853122	10.021054	27.61%	523
2008	10.571090	7.853122	-25.71%	1,296
2007	11.019999	10.571090	-4.07%	207
2006*	10.000000	11.019999	10.20%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521309	14.405116	-0.80%	0
2010	13.037303	14.521309	11.38%	0
2009	11.076166	13.037303	17.71%	15,276
2008	15.404195	11.076166	-28.10%	11,686
2007	16.537923	15.404195	-6.86%	12,883
2006	14.192711	16.537923	16.52%	12,740
2005	13.759467	14.192711	3.15%	15,650
2004	12.255061	13.759467	12.28%	14,235
2003	9.677116	12.255061	26.64%	12,840
2002	11.278022	9.677116	-14.19%	10,741

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.967969	12.271448	-5.37%	501
2010	12.031177	12.967969	7.79%	2,055
2009*	10.000000	12.031177	20.31%	1,896
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.586471	14.405049	-1.24%	724
2010	11.804780	14.586471	23.56%	731
2009	9.614918	11.804780	22.78%	2,736
2008	14.172865	9.614918	-32.16%	2,742
2007	14.529282	14.172865	-2.45%	2,752
2006	12.931332	14.529282	12.36%	2,912
2005	12.279419	12.931332	5.31%	2,807
2004	10.259199	12.279419	19.69%	2,854
2003	7.582387	10.259199	35.30%	1,174
2002*	10.000000	7.582387	-24.18%	928
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.812755	7.741565	-0.91%	1,482
2010	6.929234	7.812755	12.75%	4,707
2009	5.275457	6.929234	31.35%	6,262
2008	8.192611	5.275457	-35.61%	1,565
2007	7.740926	8.192611	5.84%	821
2006	7.218294	7.740926	7.24%	774
2005	7.093745	7.218294	1.76%	781
2004	6.801352	7.093745	4.30%	479
2003	5.496597	6.801352	23.74%	370
2002	7.877818	5.496597	-30.23%	177
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005817	9.010109	0.05%	2,937
2010	7.985805	9.005817	12.77%	6,342
2009	6.437029	7.985805	24.06%	6,760
2008	10.428608	6.437029	-38.28%	6,045
2007	10.090526	10.428608	3.35%	2,278
2006	8.896205	10.090526	13.43%	3,084
2005	8.652843	8.896205	2.81%	2,984
2004	7.964001	8.652843	8.65%	3,468
2003	6.317855	7.964001	26.06%	3,009
2002	8.287031	6.317855	-23.76%	3,653
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322980	11.051189	7.05%	1,713
2010	9.115753	10.322980	13.24%	4,709
2009	7.574182	9.115753	20.35%	5,044
2008	10.948671	7.574182	-30.82%	1,520
2007	10.408105	10.948671	5.19%	1,487
2006	9.099044	10.408105	14.39%	4,049
2005	8.876728	9.099044	2.50%	4,078
2004	8.605202	8.876728	3.16%	4,086
2003	7.231846	8.605202	18.99%	7,435
2002	8.842525	7.231846	-18.22%	4,447

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.002516	12.010027	-19.95%	0
2010	14.625726	15.002516	2.58%	0
2009	11.371635	14.625726	28.62%	0
2008	18.475854	11.371635	-38.45%	0
2007	18.065975	18.475854	2.27%	0
2006	15.005301	18.065975	20.40%	0
2005	13.655870	15.005301	9.88%	0
2004	11.586207	13.655870	17.86%	0
2003	8.652629	11.586207	33.90%	0
2002	10.038830	8.652629	-13.81%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.805526	9.142064	-15.39%	0
2010	8.389944	10.805526	28.79%	0
2009	6.778749	8.389944	23.77%	0
2008	11.061695	6.778749	-38.72%	0
2007	12.666536	11.061695	-12.67%	0
2006	12.429497	12.666536	1.91%	0
2005	11.962700	12.429497	3.90%	0
2004	10.941156	11.962700	9.34%	0
2003	8.460372	10.941156	29.32%	0
2002	10.652864	8.460372	-20.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.209865	15.276254	0.44%	4,818
2010	14.274621	15.209865	6.55%	4,862
2009	12.069728	14.274621	18.27%	6,201
2008	13.257135	12.069728	-8.96%	6,817
2007	12.811703	13.257135	3.48%	3,840
2006	12.525554	12.811703	2.28%	4,003
2005	12.591152	12.525554	-0.52%	3,918
2004	12.374004	12.591152	1.75%	4,533
2003	12.041407	12.374004	2.76%	6,174
2002	11.218050	12.041407	7.34%	4,573
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
2009	8.223364	10.025789	21.92%	0
2008	11.177043	8.223364	-26.43%	0
2007	10.477185	11.177043	6.68%	0
2006*	10.000000	10.477185	4.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0
2009	7.502903	9.488059	26.46%	0
2008	11.355067	7.502903	-33.92%	0
2007	10.497095	11.355067	8.17%	0
2006*	10.000000	10.497095	4.97%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.264947	9.808751	-4.44%	44
2010	9.011193	10.264947	13.91%	29
2009	6.983293	9.011193	29.04%	35
2008	11.484335	6.983293	-39.19%	109
2007	10.517174	11.484335	9.20%	29
2006*	10.000000	10.517174	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.133272	13.513371	-4.39%	0
2010	12.289568	14.133272	15.00%	0
2009	9.224818	12.289568	33.22%	9,981
2008	16.370316	9.224818	-43.65%	14,984
2007	14.187919	16.370316	15.38%	14,314
2006	12.946768	14.187919	9.59%	10,657
2005	11.282485	12.946768	14.75%	11,102
2004	9.961246	11.282485	13.26%	9,708
2003	7.902955	9.961246	26.04%	7,909
2002	8.885347	7.902955	-11.06%	5,646
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146276	9.445903	-6.90%	6,538
2010	8.671008	10.146276	17.01%	6,749
2009	5.983448	8.671008	44.92%	5,577
2008	13.364194	5.983448	-55.23%	4,271
2007	9.345118	13.364194	43.01%	204
2006*	10.000000	9.345118	-6.55%	635
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.411498	10.312273	-0.95%	9,995
2010	9.212249	10.411498	13.02%	11,849
2009	7.214519	9.212249	27.69%	12,841
2008	12.823164	7.214519	-43.74%	15,052
2007	12.876979	12.823164	-0.42%	10,853
2006	10.919664	12.876979	17.92%	9,261
2005	10.513858	10.919664	3.86%	8,689
2004	9.612401	10.513858	9.38%	8,585
2003	7.516835	9.612401	27.88%	10,626
2002	9.222382	7.516835	-18.49%	6,784
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.085232	7.109686	0.35%	0
2010	5.834798	7.085232	21.43%	0
2009	4.077511	5.834798	43.10%	267
2008	9.240175	4.077511	-55.87%	267
2007	7.648109	9.240175	20.82%	267
2006	7.395864	7.648109	3.41%	267
2005	6.917967	7.395864	6.91%	313
2004	6.580234	6.917967	5.13%	240
2003	5.167863	6.580234	27.33%	164
2002	6.739861	5.167863	-23.32%	164

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.475516	8.335019	-1.66%	3,535
2010	6.957073	8.475516	21.83%	6,807
2009	5.528456	6.957073	25.84%	7,030
2008	10.669839	5.528456	-48.19%	6,225
2007	8.564968	10.669839	24.58%	4,433
2006	8.171451	8.564968	4.82%	3,272
2005	7.874090	8.171451	3.78%	3,213
2004	7.765017	7.874090	1.40%	2,798
2003	5.955034	7.765017	30.39%	2,588
2002	8.688117	5.955034	-31.46%	1,796
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149869	11.379525	2.06%	86
2010	9.978355	11.149869	11.74%	86
2009	7.067396	9.978355	41.19%	112
2008	9.604171	7.067396	-26.41%	194
2007	9.528048	9.604171	0.80%	301
2006	8.726729	9.528048	9.18%	1,018
2005	8.667545	8.726729	0.68%	1,039
2004	8.062996	8.667545	7.50%	816
2003	6.466604	8.062996	24.69%	529
2002	6.355190	6.466604	1.75%	494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.350688	11.592219	2.13%	500
2010	10.169297	11.350688	11.62%	199
2009	7.194785	10.169297	41.34%	203
2008	9.766199	7.194785	-26.33%	707
2007*	10.000000	9.766199	-2.34%	632
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.386820	13.041358	5.28%	1,252
2010	11.714253	12.386820	5.74%	1,058
2009	10.312555	11.714253	13.59%	3,205
2008	10.865053	10.312555	-5.09%	1,780
2007	10.618101	10.865053	2.33%	874
2006	10.366426	10.618101	2.43%	1,121
2005	10.340808	10.366426	0.25%	1,652
2004	10.094375	10.340808	2.44%	0
2003*	10.000000	10.094375	0.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.498770	10.081964	-12.32%	1,300
2010	9.097945	11.498770	26.39%	3,946
2009	6.616903	9.097945	37.50%	4,097
2008	11.139451	6.616903	-40.60%	2,630
2007	9.823392	11.139451	13.40%	1,326
2006*	10.000000	9.823392	-1.77%	159

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.614303	9.440539	-18.72%	65
2010	10.467057	11.614303	10.96%	65
2009	8.430171	10.467057	24.16%	65
2008	15.293567	8.430171	-44.88%	87
2007	13.288820	15.293567	15.09%	88
2006	11.472699	13.288820	15.83%	89
2005	9.819415	11.472699	16.84%	102
2004	8.810945	9.819415	11.45%	102
2003	6.265330	8.810945	40.63%	102
2002	8.009778	6.265330	-21.78%	102
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.287410	11.602905	-18.79%	365
2010	12.874153	14.287410	10.98%	359
2009	10.364556	12.874153	24.21%	764
2008	18.807164	10.364556	-44.89%	812
2007	16.339258	18.807164	15.10%	796
2006	14.105906	16.339258	15.83%	895
2005	12.077938	14.105906	16.79%	881
2004	10.836673	12.077938	11.45%	948
2003	7.703235	10.836673	40.68%	774
2002*	10.000000	7.703235	-22.97%	529
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.110221	12.630580	-10.49%	341
2010	11.362675	14.110221	24.18%	460
2009	7.351459	11.362675	54.56%	734
2008	15.333778	7.351459	-52.06%	280
2007	14.788293	15.333778	3.69%	224
2006	12.959498	14.788293	14.11%	108
2005	12.867635	12.959498	0.71%	94
2004	11.495520	12.867635	11.94%	282
2003	7.418650	11.495520	54.95%	161
2002*	10.000000	7.418650	-25.81%	45
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.490332	11.552993	0.55%	3,914
2010	10.384783	11.490332	10.65%	5,033
2009	7.798968	10.384783	33.16%	5,074
2008	11.290361	7.798968	-30.92%	2,576
2007	11.082100	11.290361	1.88%	242
2006*	10.000000	11.082100	10.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192590	9.633078	-5.49%	170
2010	8.094732	10.192590	25.92%	1,949
2009	6.382308	8.094732	26.83%	2,003
2008	9.703244	6.382308	-34.23%	1,488
2007	10.123035	9.703244	-4.15%	558
2006*	10.000000	10.123035	1.23%	524

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	1,466
2009	6.575833	8.410983	27.91%	1,386
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217851	10.095402	-17.37%	124
2010	10.587356	12.217851	15.40%	424
2009	6.245187	10.587356	69.53%	1,013
2008	13.437955	6.245187	-53.53%	1,461
2007	10.633896	13.437955	26.37%	422
2006*	10.000000	10.633896	6.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.827262	13.039889	-12.05%	0
2010	13.893531	14.827262	6.72%	0
2009	10.301446	13.893531	34.87%	0
2008	17.553065	10.301446	-41.31%	0
2007	15.438929	17.553065	13.69%	0
2006	12.918153	15.438929	19.51%	0
2005	11.906848	12.918153	8.49%	0
2004	10.199986	11.906848	16.73%	0
2003	7.835995	10.199986	30.17%	0
2002*	10.000000	7.835995	-21.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298287	9.033202	-12.28%	0
2010	9.673673	10.298287	6.46%	1,288
2009	7.180141	9.673673	34.73%	1,180
2008	12.266862	7.180141	-41.47%	3,898
2007	10.821415	12.266862	13.36%	2,970
2006*	10.000000	10.821415	8.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.502730	15.097969	-2.61%	1,550
2010	13.802097	15.502730	12.32%	1,756
2009	11.842171	13.802097	16.55%	2,027
2008	11.354499	11.842171	4.29%	3,168
2007	10.414712	11.354499	9.02%	380
2006*	10.000000	10.414712	4.15%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.005079	8.272264	-17.32%	0
2010	8.806620	10.005079	13.61%	0
2009	7.490245	8.806620	17.57%	0
2008	12.379923	7.490245	-39.50%	0
2007	11.579240	12.379923	6.91%	0
2006*	10.000000	11.579240	15.79%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201330	8.645070	-6.05%	0
2010	7.545711	9.201330	21.94%	0
2009	5.337520	7.545711	41.37%	0
2008	9.054036	5.337520	-41.05%	0
2007	10.294666	9.054036	-12.05%	0
2006*	10.000000	10.294666	2.95%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.949984	10.823611	-1.15%	0
2010	10.085370	10.949984	8.57%	0
2009	8.175042	10.085370	23.37%	0
2008	11.435451	8.175042	-28.51%	0
2007	10.983055	11.435451	4.12%	0
2006*	10.000000	10.983055	9.83%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.376119	9.746816	-6.06%	0
2010	9.060730	10.376119	14.52%	0
2009	6.936971	9.060730	30.62%	0
2008	11.473043	6.936971	-39.54%	0
2007	11.364523	11.473043	0.95%	0
2006*	10.000000	11.364523	13.65%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.982588	13.726431	-1.83%	0
2010	12.335251	13.982588	13.35%	0
2009	7.271256	12.335251	69.64%	0
2008	10.575008	7.271256	-31.24%	0
2007	10.550892	10.575008	0.23%	0
2006*	10.000000	10.550892	5.51%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.896250	12.080917	-6.32%	0
2010	10.774487	12.896250	19.69%	0
2009	7.036352	10.774487	53.13%	0
2008	11.667543	7.036352	-39.69%	0
2007	10.777697	11.667543	8.26%	0
2006*	10.000000	10.777697	7.78%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.319796	11.191709	-9.16%	0
2010	10.649896	12.319796	15.68%	0
2009	7.535134	10.649896	41.34%	0
2008	10.726764	7.535134	-29.75%	0
2007	10.725035	10.726764	0.02%	0
2006*	10.000000	10.725035	7.25%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.408673	9.058624	-3.72%	0
2010	7.364449	9.408673	27.76%	0
2009	5.547115	7.364449	32.76%	0
2008	10.703912	5.547115	-48.18%	0
2007	10.322697	10.703912	3.69%	0
2006*	10.000000	10.322697	3.23%	0

Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.213839	8.657290	-6.04%	0
2010	8.043524	9.213839	14.55%	0
2009	6.145592	8.043524	30.88%	0
2008	9.945198	6.145592	-38.21%	0
2007	10.795843	9.945198	-7.88%	0
2006*	10.000000	10.795843	7.96%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.305141	8.950823	-13.14%	0
2010*	10.000000	10.305141	3.05%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.602586	12.368371	-1.86%	0
2010	11.714118	12.602586	7.58%	0
2009	9.297774	11.714118	25.99%	0
2008	13.553858	9.297774	-31.40%	0
2007	12.767365	13.553858	6.16%	0
2006	11.140045	12.767365	14.61%	0
2005	10.771427	11.140045	3.42%	0
2004	10.066041	10.771427	7.01%	0
2003	8.238528	10.066041	22.18%	0
2002	9.938393	8.238528	-17.10%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625785	10.847065	2.08%	0
2010	10.276530	10.625785	3.40%	0
2009	8.196514	10.276530	25.38%	0
2008	11.693634	8.196514	-29.91%	0
2007	10.646930	11.693634	9.83%	0
2006*	10.000000	10.646930	6.47%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.555068	8.772637	-8.19%	0
2010	8.279941	9.555068	15.40%	0
2009	6.410653	8.279941	29.16%	0
2008	11.794234	6.410653	-45.65%	0
2007	12.716035	11.794234	-7.25%	0
2006*	10.000000	12.716035	27.16%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.831844	16.330889	-8.42%	0
2010	16.088873	17.831844	10.83%	0
2009	12.114333	16.088873	32.81%	0
2008	20.692453	12.114333	-41.46%	0
2007	18.369787	20.692453	12.64%	0
2006	14.587008	18.369787	25.93%	0
2005	12.595427	14.587008	15.81%	0
2004	10.343257	12.595427	21.77%	0
2003	8.160957	10.343257	26.74%	0
2002*	10.000000	8.160957	-18.39%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.095213	-9.05%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.049524	20.093013	-8.87%	1,632
2010	20.660999	22.049524	6.72%	6,626
2009*	10.000000	20.660999	22.80%	6,294
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.146474	8.358639	-8.61%	1,635
2010	8.747266	9.146474	4.56%	4,546
2009	6.100431	8.747266	43.39%	6,421
2008	11.155504	6.100431	-45.31%	3,122
2007	8.314866	11.155504	34.16%	5,366
2006	7.759494	8.314866	7.16%	5,352
2005	7.019832	7.759494	10.54%	5,894
2004	6.059662	7.019832	15.85%	6,237
2003	5.132236	6.059662	18.07%	6,797
2002	6.216622	5.132236	-17.44%	2,006
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.711594	4.226345	-10.30%	66
2010	3.856916	4.711594	22.16%	186
2009	2.503305	3.856916	54.07%	186
2008	4.550037	2.503305	-44.98%	186
2007	3.807684	4.550037	19.50%	66
2006	3.595815	3.807684	5.89%	66
2005	3.282397	3.595815	9.55%	66
2004	3.323741	3.282397	-1.24%	66
2003	2.310691	3.323741	43.84%	66
2002	3.983793	2.310691	-42.00%	66
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.309798	10.837024	-33.56%	2
2010	13.284886	16.309798	22.77%	684
2009	7.554689	13.284886	75.85%	684
2008	16.105099	7.554689	-53.09%	681
2007	12.812019	16.105099	25.70%	149
2006	8.897329	12.812019	44.00%	149
2005	6.866639	8.897329	29.57%	318
2004	5.891540	6.866639	16.55%	393
2003	4.459429	5.891540	32.11%	393
2002	6.116877	4.459429	-27.10%	1,684

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897772	13.943047	0.33%	204
2010	11.463604	13.897772	21.23%	204
2009	9.213885	11.463604	24.42%	718
2008	14.048162	9.213885	-34.41%	878
2007	13.964449	14.048162	0.60%	878
2006	12.170188	13.964449	14.74%	878
2005	11.347239	12.170188	7.25%	869
2004*	10.000000	11.347239	13.47%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.995137	12.702176	-2.25%	0
2010	11.898593	12.995137	9.22%	0
2009	9.895116	11.898593	20.25%	430
2008	14.982427	9.895116	-33.96%	2,017
2007	14.181624	14.982427	5.65%	148
2006	11.983493	14.181624	18.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.713597	10.334130	-3.54%	1,153
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.659283	5.519244	-2.47%	2,280
2010	4.832753	5.659283	17.10%	2,061
2009	3.687157	4.832753	31.07%	1,911
2008	6.126045	3.687157	-39.81%	386
2007	5.218917	6.126045	17.38%	140
2006	5.005591	5.218917	4.26%	140
2005	4.785963	5.005591	4.59%	0
2004	4.506128	4.785963	6.21%	0
2003	3.456859	4.506128	30.35%	0
2002	4.938830	3.456859	-30.01%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.831129	13.670505	-1.16%	6,315
2010	12.413156	13.831129	11.42%	12,350
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.993847	9.905519	-0.88%	2,551
2010	9.085128	9.993847	10.00%	3,253
2009	7.496405	9.085128	21.19%	3,219
2008	10.870847	7.496405	-31.04%	6,964
2007	10.430613	10.870847	4.22%	442
2006*	10.000000	10.430613	4.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	861
2009	9.318922	10.263054	10.13%	932
2008	10.529215	9.318922	-11.49%	525
2007	10.412741	10.529215	1.12%	938
2006*	10.000000	10.412741	4.13%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016702	9.811580	-10.94%	93
2010	10.079451	11.016702	9.30%	0
2009	7.248531	10.079451	39.06%	0
2008	12.029430	7.248531	-39.74%	0
2007	10.712318	12.029430	12.30%	0
2006*	10.000000	10.712318	7.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.749596	9.125578	-6.40%	47
2010	8.399928	9.749596	16.07%	1,437
2009	6.163543	8.399928	36.28%	1,413
2008	11.251384	6.163543	-45.22%	4,617
2007	10.240314	11.251384	9.87%	2,314
2006*	10.000000	10.240314	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.614184	14.899655	1.95%	389
2010	13.151905	14.614184	11.12%	400
2009	9.173240	13.151905	43.37%	663
2008	12.972417	9.173240	-29.29%	696
2007	12.809951	12.972417	1.27%	962
2006	11.793567	12.809951	8.62%	1,084
2005	11.729931	11.793567	0.54%	1,260
2004	10.849470	11.729931	8.12%	1,350
2003	9.035786	10.849470	20.07%	1,263
2002	8.913897	9.035786	1.37%	421
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.897558	13.148176	1.94%	2,503
2010	11.606439	12.897558	11.12%	2,390
2009	8.090783	11.606439	43.45%	362
2008	11.458925	8.090783	-29.39%	328
2007	11.311733	11.458925	1.30%	445
2006	10.414642	11.311733	8.61%	991
2005*	10.000000	10.414642	4.15%	312
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.730443	7.577427	-13.21%	1,146
2010	7.690153	8.730443	13.53%	1,482
2009	5.119697	7.690153	50.21%	3,090
2008*	10.000000	5.119697	-48.80%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
2009	13.413179	21.511405	60.38%	108
2008	32.340229	13.413179	-58.52%	108
2007	22.623937	32.340229	42.95%	108
2006	16.850212	22.623937	34.26%	108
2005	12.936008	16.850212	30.26%	108
2004	10.909929	12.936008	18.57%	108
2003	6.722291	10.909929	62.29%	108
2002	8.075525	6.722291	-16.76%	108
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.282166	20.792330	-23.79%	1,138
2010	23.905561	27.282166	14.12%	994
2009	14.890464	23.905561	60.54%	1,321
2008	35.959778	14.890464	-58.59%	948
2007	25.161330	35.959778	42.92%	238
2006	18.750120	25.161330	34.19%	324
2005	14.392651	18.750120	30.28%	380
2004	12.137097	14.392651	18.58%	396
2003	7.480416	12.137097	62.25%	348
2002*	10.000000	7.480416	-25.20%	270
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.898852	15.692945	5.33%	7,526
2010	14.479540	14.898852	2.90%	8,849
2009	14.358898	14.479540	0.84%	12,843
2008	13.574184	14.358898	5.78%	15,047
2007	12.900827	13.574184	5.22%	9,939
2006	12.711905	12.900827	1.49%	10,095
2005	12.535180	12.711905	1.41%	13,999
2004	12.361690	12.535180	1.40%	11,910
2003	21.341436	12.361690	0.16%	13,663
2002	11.323824	12.341436	8.99%	10,746
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238291	9.958646	-11.39%	13
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	0
2008	14.970138	7.929776	-47.03%	0
2007	11.990908	14.970138	24.85%	0
2006	9.182859	11.990908	30.58%	0
2005	7.181205	9.182859	27.87%	0
2004	6.403842	7.181205	12.14%	0
2003	4.808265	6.403842	33.18%	0
2002	6.451733	4.808265	-25.47%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.067679	16.010476	-11.39%	0
2010	16.243106	18.067679	11.23%	0
2009	12.755954	16.243106	27.34%	0
2008	24.073648	12.755954	-47.01%	1,268
2007	19.282275	24.073648	24.85%	0
2006	14.768312	19.282275	30.57%	0
2005	11.552260	14.768312	27.84%	204
2004	10.287431	11.552260	12.29%	0
2003	7.740771	10.287431	32.90%	11
2002*	10.000000	7.740771	-22.59%	5
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110280	12.368585	-5.66%	383
2010	11.646645	13.110280	12.57%	383
2009	9.323591	11.646645	24.92%	1,722
2008	15.033743	9.323591	-37.98%	1,722
2007	14.449858	15.033743	4.04%	1,339
2006	12.590217	14.449858	14.77%	1,339
2005	11.878188	12.590217	5.99%	15,958
2004	10.607956	11.878188	11.97%	15,409
2003	8.191707	10.607956	29.50%	1,487
2002*	10.000000	8.191707	-18.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.107364	12.238415	1.08%	580
2010	11.643153	12.107364	3.99%	840
2009	10.869146	11.643153	7.12%	868
2008	11.777759	10.869146	-7.71%	663
2007	11.382309	11.777759	3.47%	691
2006	10.917407	11.382309	4.26%	0
2005	10.761107	10.917407	1.45%	0
2004	10.471187	10.761107	2.77%	0
2003	9.881785	10.471187	5.96%	0
2002*	10.000000	9.881785	-1.18%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.854611	12.618607	-1.84%	22,475
2010	11.802072	12.854611	8.92%	17,508
2009	10.088008	11.802072	16.99%	31,665
2008	13.375677	10.088008	-24.58%	12,091
2007	12.892538	13.375677	3.75%	26,550
2006	11.789697	12.892538	9.35%	26,513
2005	11.396138	11.789697	3.45%	17,472
2004	10.594686	11.396138	7.56%	16,193
2003	8.986775	10.594686	17.89%	13,030
2002*	10.000000	8.986775	-10.13%	1,951
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.145555	12.634880	-3.88%	6,606
2010	11.863738	13.145555	10.80%	10,998
2009	9.712156	11.863738	22.15%	2,389
2008	14.415677	9.712156	-32.63%	1,591
2007	13.830716	14.415677	4.23%	9,991
2006	12.295645	13.830716	12.48%	10,743
2005	11.693395	12.295645	5.15%	9,649
2004	10.623053	11.693395	10.08%	8,622
2003	8.541750	10.623053	24.37%	7,753
2002*	10.000000	8.541750	-14.58%	6,174
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.651820	12.680847	0.23%	2,990
2010	11.872501	12.651820	6.56%	606
2009	10.553393	11.872501	12.50%	606
2008	12.650005	10.553393	-16.57%	7,350
2007	12.170043	12.650005	3.94%	7,982
2006	11.429780	12.170043	6.48%	8,694
2005	11.139003	11.429780	2.61%	14,768
2004	10.585351	11.139003	5.23%	13,897
2003	9.480584	10.585351	11.65%	1,301
2002*	10.000000	9.480584	-5.19%	78
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.785567	13.235540	-3.99%	4,319
2010	12.902691	13.785567	6.84%	12,403
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.426087	19.548751	-4.30%	3,783
2010	16.481668	20.426087	23.93%	2,695
2009	12.272830	16.481668	34.29%	4,537
2008	19.670901	12.272830	-37.61%	3,267
2007	18.625430	19.670901	5.61%	2,844
2006	17.259099	18.625430	7.92%	3,366
2005	15.677646	17.259099	10.09%	4,520
2004	13.794761	15.677646	13.65%	4,018
2003	10.432365	13.794761	32.23%	2,935
2002	12.543420	10.432365	-16.83%	2,440

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.819000	10.624795	-1.80%	5,534
2010	11.017294	10.819000	-1.80%	9,153
2009	11.214533	11.017294	-1.76%	15,608
2008	11.190282	11.214533	0.22%	12,352
2007	10.875311	11.190282	2.90%	9,329
2006	10.594160	10.875311	2.65%	8,876
2005	10.507467	10.594160	0.83%	9,448
2004	10.613949	10.507467	-1.00%	6,615
2003	10.741301	10.613949	-1.19%	28,630
2002	10.807263	10.741301	-0.61%	26,085
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.557591	15.089351	3.65%	2,762
2010	13.405083	14.557591	8.60%	1,116
2009	10.975002	13.405083	22.14%	2,817
2008	13.512748	10.975002	-18.78%	3,342
2007	13.153432	13.512748	2.73%	3,287
2006	12.775749	13.153432	2.96%	3,310
2005	12.731721	12.775749	0.35%	4,125
2004	12.169900	12.731721	4.62%	2,289
2003	11.053628	12.169900	10.10%	1,846
2002	10.499466	11.053628	5.28%	788
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.036160	13.389475	-10.95%	0
2010	13.415023	15.036160	12.08%	0
2009*	10.000000	13.415023	34.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.103248	8.102317	-11.00%	575
2010	8.128943	9.103248	11.99%	1,525
2009	6.066225	8.128943	34.00%	1,642
2008*	10.000000	6.066225	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.236010	12.551092	-17.62%	114
2010	14.621346	15.236010	4.20%	409
2009	11.467656	14.621346	27.50%	1,266
2008	21.760856	11.467656	-47.30%	1,162
2007	21.530815	21.760856	1.07%	1,149
2006	17.861451	21.530815	20.54%	818
2005	16.231410	17.861451	10.04%	120
2004	13.744111	16.231410	18.10%	0
2003*	10.000000	13.744111	37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.089459	8.666770	-4.65%	1,618
2010	8.013096	9.089459	13.43%	1,802
2009	6.287665	8.013096	27.44%	1,341
2008*	10.000000	6.287665	-37.12%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388474	9.607030	-7.52%	2,303
2010*	10.000000	10.388474	3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.644813	9.070938	-5.95%	3,936
2010	7.744457	9.644813	24.54%	7,456
2009	6.203827	7.744457	24.83%	8,307
2008*	10.000000	6.203827	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.048939	9.639322	-4.08%	2,003
2010	8.553700	10.048939	17.48%	5,873
2009	6.676263	8.553700	28.12%	8,412
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.210669	12.889228	-2.43%	728
2010	10.723635	13.210669	23.19%	1,899
2009	8.567481	10.723635	25.17%	2,112
2008	16.283784	8.567481	-47.39%	211
2007	15.110570	16.283784	7.76%	209
2006	14.908742	15.110570	1.35%	418
2005	14.044827	14.908742	6.15%	466
2004	12.610421	14.044827	11.37%	480
2003	9.564082	12.610421	31.85%	468
2002	14.599711	9.564082	-34.49%	413
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.330013	20.816920	-6.78%	3,363
2010	17.960595	22.330013	24.33%	3,923
2009	14.491008	17.960595	23.94%	6,328
2008	21.750368	14.491008	-33.38%	2,366
2007	23.791636	21.750368	-8.58%	2,572
2006	20.654581	23.791636	15.19%	3,440
2005	20.405024	20.654581	1.22%	3,634
2004	17.714566	20.405024	15.19%	3,816
2003	11.500284	17.714566	54.04%	4,144
2002	16.079016	11.500284	-28.48%	2,419

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.850232	20.264830	-7.26%	1,839
2010	17.754900	21.850232	23.07%	3,175
2009	13.422488	17.754900	32.28%	4,829
2008	22.114229	13.422488	-39.30%	4,143
2007	22.051693	22.114229	0.28%	3,285
2006	20.042046	22.051693	10.03%	3,505
2005	18.170195	20.042046	10.30%	3,458
2004	15.545919	18.170195	16.88%	3,021
2003	11.226240	15.545919	38.48%	2,342
2002	13.828616	11.226240	-18.82%	1,083
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.886996	8.773510	-1.28%	2,850
2010	7.976905	8.886996	11.41%	3,240
2009	6.441991	7.976905	23.83%	3,551
2008	11.224821	6.441991	-42.61%	3,348
2007	10.567157	11.224821	6.22%	2,674
2006	9.469764	10.567157	11.59%	3,051
2005	8.974942	9.469764	5.51%	3,005
2004	8.327394	8.974942	7.78%	2,928
2003	6.650221	8.327394	25.22%	2,560
2002	8.194278	6.650221	-18.84%	1,977
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.162198	9.582558	4.59%	5,316
2010	7.166841	9.162198	27.84%	5,640
2009	5.578250	7.166841	28.48%	5,812
2008*	10.000000	5.578250	-44.22%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870012	8.508124	-4.08%	3,861
2010	7.801926	8.870012	13.69%	1,000
2009	6.180472	7.801926	26.24%	1,138
2008	9.989081	6.180472	-38.13%	2,286
2007	10.403832	9.989081	-3.99%	1,043
2006	9.140181	10.403832	13.83%	1,043
2005	8.928052	9.140181	2.38%	1,043
2004	7.737628	8.928052	15.38%	825
2003	5.994918	7.737628	29.07%	800
2002	8.155563	5.994918	-26.49%	263

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	750
2009	8.804455	9.798254	11.29%	886
2008	10.356657	8.804455	-14.99%	886
2007	10.067167	10.356657	2.88%	886
2006	9.837808	10.067167	2.33%	2,965
2005	9.875108	9.837808	-0.38%	136
2004	9.978359	9.875108	-1.03%	136
2003*	10.000000	9.978359	-0.22%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.471366	11.145825	-2.84%	0
2010	9.766186	11.471366	17.46%	0
2009	8.101737	9.766186	20.54%	0
2008	13.631259	8.101737	-40.57%	0
2007	13.811409	13.631259	-1.30%	0
2006	13.362127	13.811409	3.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
2007	13.179347	13.926091	5.67%	0
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
2004*	10.000000	11.247371	12.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405763	10.101410	-2.92%	0
2010	9.684390	10.405763	7.45%	0
2009	6.823958	9.684390	41.92%	6,919
2008	12.755450	6.823958	-46.50%	4,306
2007	11.380298	12.755450	12.08%	3,746
2006	10.735078	11.380298	6.01%	3,942
2005	10.400965	10.735078	3.21%	5,772
2004	9.904568	10.400965	5.01%	6,148
2003	7.702487	9.904568	28.59%	11,427
2002	10.724385	7.702487	-28.18%	8,044
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.636366	18.589818	-9.92%	348
2010	18.119752	20.636366	13.89%	1,539
2009	13.208510	18.119752	37.18%	2,510
2008	22.491279	13.208510	-41.27%	2,756
2007	21.540637	22.491279	4.41%	2,284
2006	18.637621	21.540637	15.58%	1,428
2005	16.598363	18.637621	12.29%	2,554
2004	14.180467	16.598363	17.05%	2,579
2003*	10.000000	14.180467	41.80%	2,344

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.799061	11.527041	-9.94%	1,189
2010	11.239137	12.799061	13.88%	3,883
2009	8.188452	11.239137	37.26%	4,188
2008	13.941855	8.188452	-41.27%	1,545
2007	13.354899	13.941855	4.40%	1,763
2006	11.554717	13.354899	15.58%	3,271
2005	10.293133	11.554717	12.26%	4,065
2004	8.796101	10.293133	17.02%	4,336
2003	6.262817	8.796101	40.45%	8,752
2002	8.190803	6.262817	-23.54%	7,343
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.773234	2.672245	-3.64%	2,584
2010	2.462431	2.773234	12.62%	1,589
2009	1.978316	2.462431	24.47%	1,265
2008	9.544396	1.978316	-79.27%	750
2007*	10.000000	9.544396	-4.56%	281
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.987382	2.865159	-4.09%	0
2010	2.649630	2.987382	12.75%	0
2009	2.153085	2.649630	23.06%	0
2008	10.280841	2.153085	-79.06%	0
2007	10.480981	10.280841	-1.91%	0
2006*	10.000000	10.480981	4.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503789	9.331727	-1.81%	2,450
2010	8.335233	9.503789	14.02%	2,692
2009	6.616510	8.335233	25.98%	3,312
2008	10.950812	6.616510	-39.58%	8,143
2007	10.680162	10.950812	2.53%	6,921
2006	9.454762	10.680162	12.96%	6,972
2005	9.084631	9.454762	4.07%	7,061
2004	8.451640	9.084631	7.49%	7,654
2003	6.791724	8.451640	24.44%	11,381
2002	8.517435	6.791724	-20.26%	8,339
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	0
2009	5.906497	7.957552	34.73%	0
2008	9.674984	5.906497	-38.95%	0
2007	9.973994	9.674984	-3.00%	0
2006*	10.000000	9.973994	-0.26%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225538	9.159084	-0.72%	587
2010	7.370223	9.225538	25.17%	1,394
2009	5.659790	7.370223	30.22%	1,828
2008	11.316465	5.659790	-49.99%	1,756
2007	10.838690	11.316465	4.41%	1,560
2006	10.720007	10.838690	1.11%	1,722
2005	9.717936	10.720007	10.31%	1,871
2004	8.262040	9.717936	17.62%	3,214
2003	6.699002	8.262040	23.33%	3,344
2002	9.447560	6.699002	-29.09%	3,203
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636134	12.388995	6.47%	1,008
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	1,197
2009*	10.000000	10.913226	9.13%	1,042
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.364154	13.559044	9.66%	0
2010	11.646116	12.364154	6.17%	0
2009	10.021075	11.646116	16.22%	0
2008	10.975751	10.021075	-8.70%	0
2007	10.102543	10.975751	8.64%	0
2006*	10.000000	10.102543	1.03%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.512274	13.748052	1.74%	0
2010	12.727338	13.512274	6.17%	0
2009	11.366143	12.727338	11.98%	0
2008	11.049753	11.366143	2.86%	0
2007	10.348633	11.049753	6.78%	0
2006*	10.000000	10.348633	3.49%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.970403	-0.30%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.360902	10.669798	-13.68%	0
2010	9.685399	12.360902	27.62%	0
2009	6.240627	9.685399	55.20%	0
2008	11.202740	6.240627	-44.29%	0
2007	10.972788	11.202740	2.10%	0
2006*	10.000000	10.972788	9.73%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821875	9.256293	-5.76%	0
2010	8.935763	9.821875	9.92%	0
2009	7.679231	8.935763	16.36%	0
2008	12.498518	7.679231	-38.56%	0
2007	13.522593	12.498518	-7.57%	0
2006	11.353316	13.522593	19.11%	0
2005	10.814092	11.353316	4.99%	0
2004	9.730179	10.814092	11.14%	0
2003	8.015233	9.730179	21.40%	0
2002	10.157695	8.015233	-21.09%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.723308	9.760113	-8.98%	0
2010	9.497294	10.723308	12.91%	0
2009	9.082924	9.497294	25.38%	0
2008	19.183239	9.082924	-52.65%	0
2007	14.469891	19.183239	32.57%	0
2006	14.269120	14.469891	1.41%	0
2005	12.703112	14.269120	12.33%	0
2004	11.037985	12.703112	15.09%	0
2003	8.230449	11.037985	34.11%	0
2002	10.179677	7.871584	-22.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731570	11.134135	3.75%	0
2010	10.199504	10.731570	5.22%	0
2009	9.472787	10.199504	7.67%	0
2008	10.742730	9.472787	-11.82%	0
2007	10.374930	10.742730	3.55%	0
2006*	10.000000	10.374930	3.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.842587	29.265733	5.11%	65
2010	25.835133	27.842587	7.77%	65
2009	20.204745	25.835133	27.87%	69
2008	24.199486	20.204745	-16.51%	69
2007	23.134279	24.199486	4.60%	69
2006	21.259551	23.134279	8.82%	69
2005	19.285453	21.259551	10.24%	69
2004	17.843487	19.285453	8.08%	126
2003	14.210605	17.843487	25.56%	132
2002	13.249217	14.210605	7.26%	5

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938581	12.238693	-5.41%	0
2010	12.466998	12.938581	3.78%	0
2009	9.579366	12.466998	30.14%	0
2008	17.616955	9.579366	-45.62%	0
2007	15.657178	17.616955	12.52%	0
2006	12.741006	15.657178	22.89%	0
2005	11.680936	12.741006	9.08%	0
2004	10.132996	11.680936	15.28%	0
2003	8.098223	10.132996	25.13%	0
2002*	10.000000	8.098223	-19.02%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.133041	24.162755	-27.07%	52
2010	26.600130	33.133041	24.56%	52
2009	12.706367	26.600130	109.34%	52
2008	36.740680	12.706367	-65.42%	52
2007	27.189894	36.740680	35.13%	52
2006	19.848229	27.189894	36.99%	52
2005	15.311576	19.848229	29.63%	52
2004	12.385431	15.311576	23.63%	69
2003	8.179648	12.385431	51.42%	71
2002	8.578684	8.179648	-4.65%	64
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.899206	35.197643	-17.95%	11
2010	33.802479	42.899206	26.91%	11
2009	21.850504	33.802479	54.70%	11
2008	41.303184	21.850504	-47.10%	11
2007	28.938622	41.303184	42.73%	11
2006	23.670159	28.938622	22.26%	11
2005	15.891131	23.670159	48.95%	11
2004	13.026159	15.891131	21.99%	11
2003	9.161589	13.026159	42.18%	11
2002	9.601688	9.161589	-4.58%	11
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.263636	10.306087	-8.50%	0
2010	10.209640	11.263636	10.32%	0
2009	8.182483	10.209640	24.77%	0
2008	13.411082	8.182483	-38.99%	0
2007	12.421990	13.411082	7.96%	0
2006	11.126782	12.421990	11.64%	0
2005	10.418855	11.126782	6.79%	0
2004	9.674671	10.418855	7.69%	0
2003	7.299299	9.674671	32.54%	0
2002	9.709589	7.299299	-24.82%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	95
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.077086	15.316504	-10.31%	5,858
2010	13.744163	17.077086	24.25%	6,048
2009	9.815977	13.744163	40.02%	6,744
2008	15.565714	9.815977	-36.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192913	13.373645	9.68%	3,245
2010	11.817719	12.192913	3.17%	3,245
2009	10.924545	11.817719	8.18%	3,245
2008	11.310137	10.924545	-3.41%	3,642
2007	10.525212	11.310137	7.46%	3,245
2006	10.555501	10.525212	-0.29%	363
2005	10.588445	10.555501	-0.31%	363
2004	10.195584	10.588445	3.85%	0
2003*	10.000000	10.195584	1.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.236366	9.347985	1.21%	2,796
2010	8.244060	9.236366	12.04%	2,910
2009	7.112360	8.244060	15.91%	2,921
2008	11.078262	7.112360	-35.80%	6,127
2007	11.295856	11.078262	-1.93%	4,174
2006	9.828663	11.295856	14.93%	4,026
2005	9.570180	9.828663	2.70%	3,709
2004	8.629328	9.570180	10.90%	3,879
2003	6.796758	8.629328	26.96%	4,928
2002	8.588758	6.796758	-20.86%	1,310
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.688294	10.090798	-13.67%	0
2010	10.511133	11.688294	11.20%	0
2009	8.006018	10.511133	31.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.707662	11.411788	-2.53%	7,457
2010	10.002340	11.707662	17.05%	5,471
2009	7.842445	10.002340	27.54%	5,807
2008	10.562111	7.842445	-25.75%	4,017
2007	11.016278	10.562111	-4.12%	0
2006*	10.000000	11.016278	10.16%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.435313	14.312536	-0.85%	0
2010	12.966690	14.435313	11.33%	0
2009	11.021790	12.966690	17.65%	7,781
2008	15.336408	11.021790	-28.13%	11,987
2007	16.473582	15.336408	-6.90%	7,819
2006	14.144675	16.473582	16.46%	8,075
2005	13.719851	14.144675	3.10%	7,176
2004	12.225996	13.719851	12.22%	6,434
2003	9.659067	12.225996	26.58%	3,648
2002	11.262728	9.659067	-14.24%	2,441

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.956952	12.254789	-5.42%	3,420
2010	12.027073	12.956952	7.73%	17,840
2009*	10.000000	12.027073	20.27%	14,727
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.522217	14.334303	-1.29%	2,182
2010	11.758756	14.522217	23.50%	2,316
2009	9.582316	11.758756	22.71%	2,987
2008	14.132023	9.582316	-32.19%	2,619
2007	14.494829	14.132023	-2.50%	2,450
2006	12.907223	14.494829	12.30%	2,553
2005	12.262762	12.907223	5.26%	2,421
2004	10.250496	12.262762	19.63%	2,248
2003	7.579801	10.250496	35.23%	1,638
2002*	10.000000	7.579801	-24.20%	585
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.766478	7.691798	-0.96%	29
2010	6.891696	7.766478	12.69%	29
2009	5.249563	6.891696	31.28%	29
2008	8.156561	5.249563	-35.64%	29
2007	7.710805	8.156561	5.78%	29
2006	7.193852	7.710805	7.19%	0
2005	7.073307	7.193852	1.70%	0
2004	6.785209	7.073307	4.25%	0
2003	5.486341	6.785209	23.67%	0
2002	7.867141	5.486341	-30.26%	95
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952472	8.952189	0.00%	11,073
2010	7.942550	8.952472	12.72%	12,150
2009	6.405432	7.942550	24.00%	13,871
2008	10.382725	6.405432	-38.31%	12,550
2007	10.051278	10.382725	3.30%	12,627
2006	8.866104	10.051278	13.37%	12,629
2005	8.627936	8.866104	2.76%	10,932
2004	7.945117	8.627936	8.59%	14,280
2003	6.306075	7.945117	25.99%	10,668
2002	8.275796	6.306075	-23.80%	6,296
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.261897	10.980229	7.00%	600
2010	9.066422	10.261897	13.19%	631
2009	7.537015	9.066422	20.29%	1,805
2008	10.900493	7.537015	-30.86%	694
2007	10.367598	10.900493	5.14%	432
2006	9.068240	10.367598	14.33%	526
2005	8.851164	9.068240	2.45%	577
2004	8.584782	8.851164	3.10%	464
2003	7.218359	8.584782	18.93%	507
2002	8.830538	7.218359	-18.26%	234

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.932976	11.948274	-19.99%	0
2010	14.565333	14.932976	2.52%	0
2009	11.330451	14.565333	28.55%	0
2008	18.418331	11.330451	-38.48%	0
2007	18.018959	18.418331	2.22%	0
2006	14.973845	18.018959	20.34%	0
2005	13.634166	14.973845	9.83%	0
2004	11.573682	13.634166	17.80%	0
2003	8.647677	11.573682	33.84%	0
2002	10.038201	8.647677	-13.85%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.755418	9.095049	-15.44%	0
2010	8.355284	10.755418	28.73%	0
2009	6.754185	8.355284	23.71%	0
2008	11.027244	6.754185	-38.75%	0
2007	12.633566	11.027244	-12.71%	0
2006	12.403446	12.633566	1.86%	0
2005	11.943679	12.403446	3.85%	0
2004	10.929322	11.943679	9.28%	0
2003	8.455521	10.929322	29.26%	0
2002	10.652198	8.455521	-20.62%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.119760	15.178046	0.39%	9,083
2010	14.197285	15.119760	6.50%	9,091
2009	12.010447	14.197285	18.21%	9,196
2008	13.198743	12.010447	-9.00%	10,608
2007	12.761809	13.198743	3.42%	11,540
2006	12.483117	12.761809	2.23%	12,292
2005	12.554867	12.483117	-0.57%	10,915
2004	12.344640	12.554867	1.70%	9,356
2003	12.018959	12.344640	2.71%	7,583
2002	11.202838	12.018959	7.28%	3,776
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
2009	8.212187	10.007057	21.86%	0
2008	11.167536	8.212187	-26.46%	94
2007	10.473636	11.167536	6.63%	0
2006*	10.000000	10.473636	4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.644945	10.330906	-2.95%	2,850
2010	9.470323	10.644945	12.40%	2,579
2009	7.492699	9.470323	26.39%	2,261
2008	11.345419	7.492699	-33.96%	0
2007	10.493549	11.345419	8.12%	0
2006*	10.000000	10.493549	4.94%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
2009	6.973800	8.994380	28.97%	0
2008	11.474582	6.973800	-39.22%	0
2007	10.513625	11.474582	9.14%	0
2006*	10.000000	10.513625	5.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.049585	13.426535	-4.43%	0
2010	12.222989	14.049585	14.94%	0
2009	9.179512	12.222989	33.16%	22,885
2008	16.298239	9.179512	-43.68%	19,049
2007	14.132679	16.298239	15.32%	11,668
2006	12.902914	14.132679	9.53%	13,216
2005	11.249973	12.902914	14.69%	12,165
2004	9.937601	11.249973	13.21%	17,802
2003	7.888206	9.937601	25.98%	16,064
2002	8.873298	7.888206	-11.10%	3,996
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.122138	9.418631	-6.95%	9,501
2010	8.654783	10.122138	16.95%	17,806
2009	5.975291	8.654783	44.84%	17,507
2008	13.352825	5.975291	-55.25%	424
2007	9.341954	13.352825	42.93%	422
2006*	10.000000	9.341954	-6.58%	393
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349822	10.245970	-1.00%	19,349
2010	9.162336	10.349822	12.96%	13,784
2009	7.179087	9.162336	27.63%	12,535
2008	12.766716	7.179087	-43.77%	15,005
2007	12.826841	12.766716	-0.47%	13,483
2006	10.882666	12.826841	17.86%	13,265
2005	10.483561	10.882666	3.81%	12,712
2004	9.589583	10.483561	9.32%	21,957
2003	7.502801	9.589583	27.81%	20,904
2002	9.209865	7.502801	-18.54%	3,632
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.043246	7.063957	0.29%	0
2010	5.803174	7.043246	21.37%	0
2009	4.057481	5.803174	43.02%	51
2008	9.199471	4.057481	-55.89%	51
2007	7.618322	9.199471	20.75%	51
2006	7.370812	7.618322	3.36%	0
2005	6.898042	7.370812	6.85%	0
2004	6.564618	6.898042	5.08%	819
2003	5.158219	6.564618	27.27%	819
2002	6.730718	5.158219	-23.36%	428

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.425317	8.281449	-1.71%	19,953
2010	6.919392	8.425317	21.76%	10,998
2009	5.501308	6.919392	25.78%	11,590
2008	10.622879	5.501308	-48.21%	11,654
2007	8.531643	10.622879	24.51%	10,311
2006	8.143786	8.531643	4.76%	8,582
2005	7.851401	8.143786	3.72%	6,883
2004	7.746584	7.851401	1.35%	5,494
2003	5.943919	7.746584	30.33%	4,777
2002	8.676331	5.943919	-31.49%	1,889
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083838	11.306392	2.01%	1,165
2010	9.924303	11.083838	11.68%	1,212
2009	7.032682	9.924303	41.12%	1,622
2008	9.561872	7.032682	-26.45%	2,197
2007	9.490940	9.561872	0.75%	2,593
2006	8.697158	9.490940	9.13%	3,105
2005	8.642570	8.697158	0.63%	2,984
2004	8.043859	8.642570	7.44%	1,815
2003	6.454537	8.043859	24.62%	2,163
2002	6.346563	6.454537	1.70%	620
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.329502	11.564703	2.08%	514
2010	10.155482	11.329502	11.56%	1,512
2009	7.188666	10.155482	41.27%	1,107
2008	9.762868	7.188666	-26.37%	1,915
2007*	10.000000	9.762868	-2.37%	239
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338579	12.983968	5.23%	481
2010	11.674567	12.338579	5.69%	541
2009	10.282839	11.674567	13.53%	3,521
2008	10.839265	10.282839	-5.13%	671
2007	10.598317	10.839265	2.27%	888
2006	10.352376	10.598317	2.38%	1,752
2005	10.332038	10.352376	0.20%	1,729
2004	10.090942	10.332038	2.39%	0
2003*	10.000000	10.090942	0.91%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.471455	10.052896	-12.37%	8,911
2010	9.080948	11.471455	26.32%	11,938
2009	6.607911	9.080948	37.43%	13,882
2008	11.129989	6.607911	-40.63%	5,991
2007	9.820078	11.129989	13.34%	1,214
2006*	10.000000	9.820078	-1.80%	318

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.545522	9.379842	-18.76%	37
2010	10.410369	11.545522	10.90%	37
2009	8.388788	10.410369	24.10%	37
2008	15.226259	8.388788	-44.91%	37
2007	13.237106	15.226259	15.03%	37
2006	11.433861	13.237106	15.77%	47
2005	9.791143	11.433861	16.78%	47
2004	8.790049	9.791143	11.39%	47
2003	6.253645	8.790049	40.56%	47
2002	7.998921	6.253645	-21.82%	47
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.224464	11.545901	-18.83%	3,168
2010	12.823953	14.224464	10.92%	3,597
2009	10.329405	12.823953	24.15%	2,751
2008	18.752944	10.329405	-44.92%	4,533
2007	16.300494	18.752944	15.05%	2,438
2006	14.079590	16.300494	15.77%	2,411
2005	12.061524	14.079590	16.73%	2,498
2004	10.827465	12.061524	11.40%	1,904
2003	7.700598	10.827465	40.61%	1,465
2002*	10.000000	7.700598	-22.99%	360
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.048115	12.568597	-10.53%	759
2010	11.318404	14.048115	24.12%	781
2009	7.326550	11.318404	54.48%	1,115
2008	15.289625	7.326550	-52.08%	1,291
2007	14.753265	15.289625	3.64%	836
2006	12.935368	14.753265	14.05%	1,052
2005	12.850199	12.935368	0.66%	1,007
2004	11.485789	12.850199	11.88%	1,256
2003	7.416124	11.485789	54.88%	560
2002*	10.000000	7.416124	-25.84%	709
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.463051	11.519704	0.49%	10,538
2010	10.365402	11.463051	10.59%	19,013
2009	7.788371	10.365402	33.09%	18,949
2008	11.280782	7.788371	-30.96%	197
2007	11.078363	11.280782	1.83%	197
2006*	10.000000	11.078363	10.78%	197
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.168416	9.605346	-5.54%	525
2010	8.079637	10.168416	25.85%	1,365
2009	6.373639	8.079637	26.77%	555
2008	9.695006	6.373639	-34.26%	4,775
2007	10.119630	9.695006	-4.20%	472
2006*	10.000000	10.119630	1.20%	267

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094250	8.788696	-3.36%	732
2010	8.403837	9.094250	8.22%	10,805
2009	6.573599	8.403837	27.84%	10,771
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188834	10.066293	-17.41%	502
2010	10.567577	12.188834	15.34%	526
2009	6.236698	10.567577	69.44%	457
2008	13.426545	6.236698	-53.55%	499
2007	10.630304	13.426545	26.30%	314
2006*	10.000000	10.630304	6.30%	382
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.761944	12.975847	-12.10%	0
2010	13.839382	14.761944	6.67%	0
2009	10.266522	13.839382	34.80%	0
2008	17.502483	10.266522	-41.34%	0
2007	15.402305	17.502483	13.64%	0
2006	12.894056	15.402305	19.45%	0
2005	11.890682	12.894056	8.44%	0
2004	10.191325	11.890682	16.67%	0
2003	7.833317	10.191325	30.10%	0
2002*	10.000000	7.833317	-21.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.273825	9.007168	-12.33%	705
2010	9.655608	10.273825	6.40%	9,507
2009	7.170387	9.655608	34.66%	9,180
2008	12.256440	7.170387	-41.50%	0
2007	10.817756	12.256440	13.30%	0
2006*	10.000000	10.817756	8.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.465951	15.054500	-2.66%	14,844
2010	13.776354	15.465951	12.26%	22,427
2009	11.826102	13.776354	16.49%	23,094
2008	11.344857	11.826102	4.24%	4,384
2007	10.411202	11.344857	8.97%	364
2006*	10.000000	10.411202	4.11%	153
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.981848	8.248853	-17.36%	0
2010	8.790649	9.981848	13.55%	0
2009	7.480476	8.790649	17.51%	0
2008	12.370086	7.480476	-39.53%	0
2007	11.575967	12.370086	6.86%	0
2006*	10.000000	11.575967	15.76%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.179956	8.620606	-6.09%	0
2010	7.532014	9.179956	21.88%	0
2009	5.330545	7.532014	41.30%	0
2008	9.046831	5.330545	-41.08%	0
2007	10.291744	9.046831	-12.10%	0
2006*	10.000000	10.291744	2.92%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.924569	10.793007	-1.20%	0
2010	10.067086	10.924569	8.52%	0
2009	8.164369	10.067086	23.31%	0
2008	11.426362	8.164369	-28.55%	0
2007	10.979949	11.426362	4.07%	0
2006*	10.000000	10.979949	9.80%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352027	9.719238	-6.11%	0
2010	9.044295	10.352027	14.46%	0
2009	6.927912	9.044295	30.55%	0
2008	11.463922	6.927912	-39.57%	0
2007	11.361301	11.463922	0.90%	0
2006*	10.000000	11.361301	13.61%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.950161	13.687634	-1.88%	0
2010	12.312914	13.950161	13.30%	0
2009	7.261778	12.312914	69.56%	0
2008	10.566609	7.261778	-31.28%	0
2007	10.547908	10.566609	0.18%	0
2006*	10.000000	10.547908	5.48%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.866331	12.046776	-6.37%	0
2010	10.754958	12.866331	19.63%	0
2009	7.027171	10.754958	53.05%	0
2008	11.658267	7.027171	-39.72%	0
2007	10.774647	11.658267	8.20%	0
2006*	10.000000	10.774647	7.75%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.291216	11.160067	-9.20%	0
2010	10.630600	12.291216	15.62%	0
2009	7.525316	10.630600	41.26%	0
2008	10.718253	7.525316	-29.79%	0
2007	10.722000	10.718253	-0.03%	0
2006*	10.000000	10.722000	7.22%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.386826	9.032995	-3.77%	0
2010	7.351094	9.386826	27.69%	0
2009	5.539880	7.351094	32.69%	0
2008	10.695400	5.539880	-48.20%	0
2007	10.319772	10.695400	3.64%	0
2006*	10.000000	10.319772	3.20%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.192466	8.632820	-6.09%	0
2010	8.028940	9.192466	14.49%	0
2009	6.137581	8.028940	30.82%	0
2008	9.937291	6.137581	-38.24%	0
2007	10.792781	9.937291	-7.93%	0
2006*	10.000000	10.792781	7.93%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304278	8.945515	-13.19%	0
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.544193	12.304811	-1.91%	0
2010	11.665777	12.544193	7.53%	0
2009	9.264115	11.665777	25.92%	0
2008	13.511680	9.264115	-31.44%	0
2007	12.734158	13.511680	6.11%	0
2006	11.116700	12.734158	14.55%	0
2005	10.754323	11.116700	3.37%	0
2004	10.055171	10.754323	6.95%	0
2003	8.233811	10.055171	22.12%	0
2002	9.937767	8.233811	-17.15%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.601113	10.816377	2.03%	0
2010	10.257889	10.601113	3.35%	0
2009	8.185807	10.257889	25.31%	0
2008	11.684331	8.185807	-29.94%	0
2007	10.643909	11.684331	9.77%	0
2006*	10.000000	10.643909	6.44%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.532879	8.747816	-8.24%	0
2010	8.264923	9.532879	15.34%	0
2009	6.402280	8.264923	29.09%	0
2008	11.784860	6.402280	-45.67%	0
2007	12.712438	11.784860	-7.30%	0
2006*	10.000000	12.712438	27.12%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.753318	16.250702	-8.46%	0
2010	16.026178	17.753318	10.78%	0
2009	12.073277	16.026178	32.74%	0
2008	20.632839	12.073277	-41.49%	0
2007	18.326243	20.632839	12.59%	0
2006	14.559822	18.326243	25.87%	0
2005	12.578333	14.559822	15.75%	0
2004	10.334474	12.578333	21.71%	0
2003	8.158176	10.334474	26.68%	0
2002*	10.000000	8.158176	-18.42%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.092102	-9.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.936664	19.980000	-8.92%	4,303
2010	20.565724	21.936664	6.67%	4,513
2009*	10.000000	20.565724	22.73%	3,938
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.095713	8.308016	-8.66%	4,923
2010	8.703155	9.095713	4.51%	24,991
2009	6.072758	8.703155	43.31%	25,342
2008	11.110577	6.072758	-45.34%	5,110
2007	8.285621	11.110577	34.09%	4,841
2006	7.736129	8.285621	7.10%	4,680
2005	7.002249	7.736129	10.48%	4,201
2004	6.047553	7.002249	15.79%	4,728
2003	5.124576	6.047553	18.01%	4,134
2002	6.210517	5.124576	-17.49%	2,352
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.685473	4.200773	-10.34%	107
2010	3.837489	4.685473	22.10%	107
2009	2.491965	3.837489	53.99%	121
2008	4.531733	2.491965	-45.01%	121
2007	3.794312	4.531733	19.43%	121
2006	3.584998	3.794312	5.84%	14
2005	3.274176	3.584998	9.49%	14
2004	3.317116	3.274176	-1.29%	14
2003	2.307249	3.317116	43.77%	14
2002	3.979883	2.307249	-42.03%	14
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.219259	10.771388	-33.59%	93
2010	13.217861	16.219259	22.71%	93
2009	7.520395	13.217861	75.76%	101
2008	16.040187	7.520395	-53.12%	101
2007	12.766913	16.040187	25.64%	101
2006	8.870508	12.766913	43.93%	8
2005	6.849407	8.870508	29.51%	8
2004	5.879751	6.849407	16.49%	8
2003	4.452769	5.879751	32.05%	8
2002	6.110859	4.452769	-27.13%	8

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.850731	13.888783	0.27%	168
2010	11.430608	13.850731	21.17%	1,073
2009	9.192039	11.430608	24.35%	168
2008	14.022010	9.192039	-34.45%	403
2007	13.945589	14.022010	0.55%	455
2006	12.159921	13.945589	14.68%	525
2005	11.343422	12.159921	7.20%	579
2004*	10.000000	11.343422	13.43%	358
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.937903	12.639802	-2.30%	578
2010	11.852225	12.937903	9.16%	8,074
2009	9.861580	11.852225	20.19%	7,802
2008	14.939269	9.861580	-33.99%	6,178
2007	14.148020	14.939269	5.59%	386
2006	11.961171	14.148020	18.28%	315
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709979	10.325388	-3.59%	7,922
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.625714	5.483718	-2.52%	0
2010	4.806528	5.625714	17.04%	0
2009	3.669030	4.806528	31.00%	0
2008	6.099045	3.669030	-39.84%	0
2007	5.198573	6.099045	17.32%	178
2006	4.988617	5.198573	4.21%	0
2005	4.772161	4.988617	4.54%	0
2004	4.495423	4.772161	6.16%	0
2003	3.450405	4.495423	30.29%	0
2002	4.932123	3.450405	-30.04%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.819402	13.651975	-1.21%	7,068
2010	12.408940	13.819402	11.37%	16,035
2009*	10.000000	12.408940	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
2009	7.486222	9.068158	21.13%	0
2008	10.861614	7.486222	-31.08%	0
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656705	11.058827	3.77%	225
2010	10.243901	10.656705	4.03%	291
2009	9.306266	10.243901	10.08%	455
2008	10.520262	9.306266	-11.54%	325
2007	10.409221	10.520262	1.07%	192
2006*	10.000000	10.409221	4.09%	151

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990536	9.783291	-10.98%	178
2010	10.060622	10.990536	9.24%	178
2009	7.238672	10.060622	38.98%	178
2008	12.019214	7.238672	-39.77%	178
2007	10.708700	12.019214	12.24%	355
2006*	10.000000	10.708700	7.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.726409	9.099247	-6.45%	1,608
2010	8.384221	9.726409	16.01%	11,789
2009	6.155155	8.384221	36.21%	11,220
2008	11.241811	6.155155	-45.25%	1,196
2007	10.236847	11.241811	9.82%	287
2006*	10.000000	10.236847	2.37%	287
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.527662	14.803919	1.90%	2,100
2010	13.080698	14.527662	11.06%	2,317
2009	9.128208	13.080698	43.30%	2,482
2008	12.915318	9.128208	-29.32%	2,011
2007	12.760089	12.915318	1.22%	1,506
2006	11.753622	12.760089	8.56%	1,945
2005	11.696138	11.753622	0.49%	1,949
2004	10.823716	11.696138	8.06%	3,771
2003	9.018929	10.823716	20.01%	3,233
2002	8.901799	9.018929	1.32%	1,081
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.860404	13.103626	1.89%	1,189
2010	11.578896	12.860404	11.07%	1,419
2009	8.075684	11.578896	43.38%	1,827
2008	11.443376	8.075684	-29.43%	2,304
2007	11.302178	11.443376	1.25%	1,287
2006	10.411135	11.302178	8.56%	1,521
2005*	10.000000	10.411135	4.11%	1,659
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.718588	7.563278	-13.25%	3,163
2010	7.683622	8.718588	13.47%	4,485
2009	5.117943	7.683622	50.13%	3,152
2008*	10.000000	5.117943	-48.82%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.220701	10.004897	-2.11%	289
2010	9.550512	10.220701	7.02%	289
2009	8.268590	9.550512	15.50%	289
2008*	10.000000	8.268590	-17.31%	289
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.019685	11.529708	4.63%	207
2010	10.487319	11.019685	5.08%	1,139
2009	9.822155	10.487319	6.77%	702
2008*	10.000000	9.822155	-1.78%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
2009	13.357013	21.410437	60.29%	0
2008	32.221287	13.357013	-58.55%	0
2007	22.552260	32.221287	42.87%	0
2006	16.805347	22.552260	34.20%	0
2005	12.908099	16.805347	30.19%	0
2004	10.891929	12.908099	18.51%	0
2003	6.714603	10.891929	62.21%	0
2002	8.070402	6.714603	-16.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.161972	20.690196	-23.83%	7,550
2010	23.812346	27.161972	14.07%	7,895
2009	14.839949	23.812346	60.46%	8,374
2008	35.856138	14.839949	-58.61%	3,504
2007	25.101651	35.856138	42.84%	1,134
2006	18.715146	25.101651	34.12%	748
2005	14.373091	18.715146	30.21%	985
2004	12.126779	14.373091	18.52%	550
2003	7.477857	12.126779	62.17%	491
2002*	10.000000	7.477857	-25.22%	89
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.810669	15.592143	5.28%	9,043
2010	14.401164	14.810669	2.84%	9,284
2009	14.288448	14.401164	0.79%	8,804
2008	13.514461	14.288448	5.73%	13,716
2007	12.850643	13.514461	5.17%	6,348
2006	12.668885	12.850643	1.43%	5,644
2005	12.499088	12.668885	1.36%	6,619
2004	12.332360	12.499088	1.35%	12,852
2003	12.318429	12.332360	0.11%	13,157
2002	11.308475	12.318429	8.93%	10,320
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.179837	9.901805	-11.43%	71
2010	10.054098	11.179837	11.20%	0
2009	7.896558	10.054098	27.32%	0
2008	14.915036	7.896558	-47.06%	0
2007	11.952891	14.915036	24.78%	0
2006	9.158393	11.952891	30.51%	0
2005	7.165696	9.158393	27.81%	0
2004	6.393266	7.165696	12.08%	0
2003	4.802762	6.393266	33.12%	0
2002	6.447625	4.802762	-25.51%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.988094	15.931854	-11.43%	1,429
2010	16.179789	17.988094	11.18%	920
2009	12.712695	16.179789	27.27%	1,318
2008	24.004264	12.712695	-47.04%	6,051
2007	19.236540	24.004264	24.78%	953
2006	14.740766	19.236540	30.50%	1,151
2005	11.536563	14.740766	27.77%	719
2004	10.278685	11.536563	12.24%	874
2003	7.738127	10.278685	32.83%	2
2002*	10.000000	7.738127	-22.62%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.639344	7.390148	-14.46%	313
2010	8.195706	8.639344	5.41%	313
2009	6.492680	8.195706	26.23%	313
2008	11.624236	6.492680	-44.15%	375
2007	10.827926	11.624236	7.35%	375
2006*	10.000000	10.827926	8.28%	66
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.050802	12.306217	-5.71%	8,522
2010	11.599698	13.050802	12.51%	9,429
2009	9.290738	11.599698	24.85%	6,485
2008	14.988421	9.290738	-38.01%	6,485
2007	14.413675	14.988421	3.99%	7,799
2006	12.565069	14.413675	14.71%	7,434
2005	11.860489	12.565069	5.94%	6,625
2004	10.597538	11.860489	11.92%	5,818
2003	8.187819	10.597538	29.43%	4,907
2002*	10.000000	8.187819	-18.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.052405	12.176685	1.03%	928
2010	11.596203	12.052405	3.93%	1,173
2009	10.830834	11.596203	7.07%	1,293
2008	11.742210	10.830834	-7.76%	1,908
2007	11.353767	11.742210	3.42%	1,470
2006	10.895571	11.353767	4.21%	2,076
2005	10.745047	10.895571	1.40%	2,072
2004	10.460887	10.745047	2.72%	1,599
2003	9.877095	10.460887	5.91%	3,930
2002*	10.000000	9.877095	-1.23%	285

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.796237	12.554929	-1.89%	18,665
2010	11.754457	12.796237	8.86%	18,257
2009	10.052421	11.754457	16.93%	22,337
2008	13.335296	10.052421	-24.62%	30,488
2007	12.860200	13.335296	3.69%	37,563
2006	11.766108	12.860200	9.30%	30,565
2005	11.379127	11.766108	3.40%	29,682
2004	10.584261	11.379127	7.51%	25,102
2003	8.982505	10.584261	17.83%	26,726
2002*	10.000000	8.982505	-10.71%	19,368
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.085892	12.571133	-3.93%	13,637
2010	11.815900	13.085892	10.75%	23,621
2009	9.677928	11.815900	22.09%	20,491
2008	14.372204	9.677928	-32.66%	19,855
2007	13.796078	14.372204	4.18%	20,810
2006	12.271079	13.796078	12.43%	20,327
2005	11.675960	12.271079	5.10%	15,003
2004	10.612606	11.675960	10.02%	10,691
2003	8.537693	10.612606	24.30%	18,958
2002*	10.000000	8.537693	-14.62%	294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.594391	12.616886	0.18%	6,184
2010	11.824637	12.594391	6.51%	6,612
2009	10.516187	11.824637	12.44%	1,878
2008	12.611838	10.516187	-16.62%	13,127
2007	12.139543	12.611838	3.89%	12,373
2006	11.406930	12.139543	6.42%	12,567
2005	11.122380	11.406930	2.56%	14,062
2004	10.574947	11.122380	5.18%	13,151
2003	9.476086	10.574947	11.60%	44,296
2002*	10.000000	9.476086	-5.24%	40,248
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.773876	13.217593	-4.04%	11,516
2010	12.898308	13.773876	6.79%	25,323
2009*	10.000000	12.898308	28.98%	259
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.305090	19.423073	-4.34%	7,302
2010	16.392374	20.305090	23.87%	3,200
2009	12.212552	16.392374	34.23%	3,579
2008	19.584281	12.212552	-37.64%	4,164
2007	18.552905	19.584281	5.56%	2,338
2006	17.200627	18.552905	7.86%	2,535
2005	15.632471	17.200627	10.03%	3,253
2004	13.762016	15.632471	13.59%	2,937
2003	10.412893	13.762016	32.16%	2,690
2002	12.526391	10.412893	-16.87%	1,980

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754882	10.556466	-1.84%	9,338
2010	10.957581	10.754882	-1.85%	9,403
2009	11.159434	10.957581	-1.81%	16,375
2008	11.140973	11.159434	0.17%	20,632
2007	10.832935	11.140973	2.84%	10,847
2006	10.558239	10.832935	2.60%	19,202
2005	10.477163	10.558239	0.77%	18,647
2004	10.588727	10.477163	-1.05%	18,089
2003	10.721236	10.588727	-1.24%	12,507
2002	10.792570	10.721236	-0.66%	9,844
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.471390	14.992391	3.60%	8,756
2010	13.332495	14.471390	8.54%	1,637
2009	10.921131	13.332495	22.08%	2,292
2008	13.453279	10.921131	-18.82%	3,728
2007	13.102255	13.453279	2.68%	2,138
2006	12.732503	13.102255	2.90%	1,784
2005	12.695064	12.732503	0.29%	1,650
2004	12.141036	12.695064	4.56%	2,008
2003	11.033027	12.141036	10.04%	1,845
2002	10.485245	11.033027	5.22%	963
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.023419	13.371317	-11.00%	0
2010	13.410471	15.023419	12.03%	0
2009*	10.000000	13.410471	34.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.090881	8.087187	-11.04%	2,591
2010	8.122037	9.090881	11.93%	2,731
2009	6.064154	8.122037	33.94%	2,961
2008*	10.000000	6.064154	-39.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176646	12.495826	-17.66%	131
2010	14.571805	15.176646	4.15%	131
2009	11.434620	14.571805	27.44%	131
2008	21.709243	11.434620	-47.33%	131
2007	21.490749	21.709243	1.02%	131
2006	17.837259	21.490749	20.48%	244
2005	16.217645	17.837259	9.99%	254
2004	13.739440	16.217645	18.04%	113
2003*	10.000000	13.739440	37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.077124	8.650602	-4.70%	576
2010	8.006277	9.077124	13.38%	711
2009	6.285521	8.006277	27.38%	0
2008*	10.000000	6.285521	-37.14%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384932	9.598871	-7.57%	430
2010*	10.000000	10.384932	3.85%	636
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	0
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631726	9.054024	-6.00%	3,631
2010	7.737878	9.631726	24.48%	3,845
2009	6.201706	7.737878	24.77%	4,822
2008*	10.000000	6.201706	-37.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.035290	9.621339	-4.12%	4,245
2010	8.546437	10.035290	17.42%	4,252
2009	6.673995	8.546437	28.06%	4,194
2008*	10.000000	6.673995	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.132397	12.806356	-2.48%	590
2010	10.665525	13.132397	23.13%	841
2009	8.525395	10.665525	25.10%	988
2008	16.212076	8.525395	-47.41%	1,392
2007	15.051736	16.212076	7.71%	1,376
2006	14.858243	15.051736	1.30%	1,909
2005	14.004358	14.858243	6.10%	1,669
2004	12.580487	14.004358	11.32%	1,648
2003	9.546230	12.580487	31.78%	1,431
2002	14.579903	9.546230	-34.52%	863
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.197735	20.683084	-6.82%	1,861
2010	17.863279	22.197735	24.26%	2,033
2009	14.419833	17.863279	23.88%	4,467
2008	21.654604	14.419833	-33.41%	5,360
2007	23.699036	21.654604	-8.63%	5,126
2006	20.584636	23.699036	15.13%	5,205
2005	20.346244	20.584636	1.17%	5,619
2004	17.672542	20.346244	15.13%	5,430
2003	11.478843	17.672542	53.96%	3,786
2002	16.057232	11.478843	-28.51%	2,273

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.720827	20.134577	-7.30%	1,335
2010	17.658727	21.720827	23.00%	2,014
2009	13.356587	17.658727	32.21%	2,036
2008	22.016885	13.356587	-39.33%	3,829
2007	21.965869	22.016885	0.23%	1,800
2006	19.974193	21.965869	9.97%	1,635
2005	18.117877	19.974193	10.25%	1,586
2004	15.509055	18.117877	16.82%	1,448
2003	11.205308	15.509055	38.41%	1,158
2002	13.809877	11.205308	-18.86%	754
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.834382	8.717134	-1.33%	2,067
2010	7.933721	8.834382	11.35%	2,073
2009	6.410373	7.933721	23.76%	1,805
2008	11.175436	6.410373	-42.64%	1,622
2007	10.526050	11.175436	6.17%	1,850
2006	9.437717	10.526050	11.53%	1,524
2005	8.949103	9.437717	5.46%	1,491
2004	8.307646	8.949103	7.72%	12,706
2003	6.637820	8.307646	25.16%	12,566
2002	8.183165	6.637820	-18.88%	170
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.149723	9.564646	4.53%	9,287
2010	7.160718	9.149723	27.78%	11,331
2009	5.576334	7.160718	28.41%	10,390
2008*	10.000000	5.576334	-44.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.817508	8.453447	-4.13%	21,290
2010	7.759693	8.817508	13.63%	1,518
2009	6.150147	7.759693	26.17%	3,038
2008	9.945144	6.150147	-38.16%	8,849
2007	10.363376	9.945144	-4.04%	2,661
2006	9.109262	10.363376	13.77%	2,389
2005	8.902367	9.109262	2.32%	2,183
2004	7.719293	8.902367	15.33%	1,490
2003	5.983746	7.719293	29.00%	1,200
2002	8.144524	5.983746	-26.53%	678

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090938	9.933359	-1.56%	204
2010	9.765040	10.090938	3.34%	197
2009	8.779082	9.765040	11.23%	175
2008	10.332070	8.779082	-15.03%	216
2007	10.048400	10.332070	2.82%	403
2006	9.824455	10.048400	2.28%	1,123
2005	9.866712	9.824455	-0.43%	1,092
2004	9.974965	9.866712	-1.09%	538
2003*	10.000000	9.974965	-0.25%	293
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.420813	11.091066	-2.89%	0
2010	9.728095	11.420813	17.40%	0
2009	8.074258	9.728095	20.48%	0
2008	13.591960	8.074258	-40.60%	0
2007	13.778654	13.591960	-1.35%	0
2006	13.337218	13.778654	3.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0
2005	11.243582	11.792951	4.89%	0
2004*	10.000000	11.243582	12.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.344133	10.036472	-2.97%	0
2010	9.631938	10.344133	7.39%	0
2009	6.790450	9.631938	41.85%	4,950
2008	12.699285	6.790450	-46.53%	8,838
2007	11.335986	12.699285	12.03%	7,909
2006	10.698707	11.335986	5.96%	7,104
2005	10.370992	10.698707	3.16%	7,756
2004	9.881067	10.370992	4.96%	6,648
2003	7.688120	9.881067	28.52%	6,704
2002	10.709843	7.688120	-28.21%	4,670
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.555982	18.507993	-9.96%	3,441
2010	18.058346	20.555982	13.83%	3,576
2009	13.170458	18.058346	37.11%	3,659
2008	22.437939	13.170458	-41.30%	4,764
2007	21.500553	22.437939	4.36%	3,310
2006	18.612375	21.500553	15.52%	3,058
2005	16.584290	18.612375	12.23%	2,947
2004	14.175664	16.584290	16.99%	2,185
2003*	10.000000	14.175664	41.76%	1,105

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.729684	11.458730	-9.98%	1,001
2010	11.183906	12.729684	13.82%	1,086
2009	8.152366	11.183906	37.19%	1,094
2008	13.887498	8.152366	-41.30%	1,436
2007	13.309652	13.887498	4.34%	863
2006	11.521429	13.309652	15.52%	864
2005	10.268689	11.521429	12.20%	913
2004	8.779681	10.268689	16.96%	1,107
2003	6.254301	8.779681	40.38%	1,199
2002	8.183849	6.254301	-23.58%	1,458
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.768047	2.665884	-3.69%	221
2010	2.459085	2.768047	12.56%	221
2009	1.976624	2.459085	24.41%	750
2008	9.541140	1.976624	-79.28%	0
2007*	10.000000	9.541140	-4.59%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.980296	2.856903	-4.14%	0
2010	2.644677	2.980296	12.69%	0
2009	2.150152	2.644677	23.00%	0
2008	10.272102	2.150152	-79.07%	0
2007	10.477435	10.272102	-1.96%	0
2006*	10.000000	10.477435	4.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.447496	9.271732	-1.86%	1,930
2010	8.290075	9.447496	13.96%	2,042
2009	6.584027	8.290075	25.91%	2,278
2008	10.902611	6.584027	-39.61%	3,114
2007	10.638593	10.902611	2.48%	2,739
2006	9.422741	10.638593	12.90%	4,253
2005	9.058460	9.422741	4.02%	3,946
2004	8.431587	9.058460	7.43%	3,816
2003	6.779063	8.431587	24.38%	2,030
2002	8.505890	6.779063	-20.30%	1,292
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620594	9.234044	-4.02%	0
2010	7.942690	9.620594	21.13%	0
2009	5.898466	7.942690	34.66%	0
2008	9.666773	5.898466	-38.98%	0
2007	9.970628	9.666773	-3.05%	0
2006*	10.000000	9.970628	-0.29%	71

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170866	9.100185	-0.77%	1,032
2010	7.330271	9.170866	25.11%	1,039
2009	5.631981	7.330271	30.15%	1,652
2008	11.266638	5.631981	-50.01%	1,660
2007	10.796490	11.266638	4.35%	1,498
2006	10.683690	10.796490	1.06%	1,447
2005	9.689932	10.683690	10.26%	1,320
2004	8.242419	9.689932	17.56%	1,204
2003	6.686490	8.242419	23.27%	1,937
2002	9.434727	6.686490	-29.13%	981
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.626247	12.372183	6.42%	6,709
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.262962	11.166580	-0.86%	4,430
2010	10.909511	11.262962	3.24%	15,411
2009*	10.000000	10.909511	9.10%	12,193
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.335309	13.520541	9.61%	0
2010	11.624864	12.335309	6.11%	0
2009	10.007885	11.624864	16.16%	0
2008	10.966887	10.007885	-8.74%	0
2007	10.099555	10.966887	8.59%	0
2006*	10.000000	10.099555	1.00%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.480747	13.709005	1.69%	0
2010	12.704111	13.480747	6.11%	0
2009	11.351180	12.704111	11.92%	0
2008	11.040830	11.351180	2.81%	0
2007	10.345571	11.040830	6.72%	0
2006*	10.000000	10.345571	3.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.967028	-0.33%	7,430
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.332208	10.639617	-13.72%	0
2010	9.667840	12.332208	27.56%	0
2009	6.232482	9.667840	55.12%	0
2008	11.193844	6.232482	-44.32%	0
2007	10.969676	11.193844	2.04%	0
2006*	10.000000	10.969676	9.70%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776295	9.208656	-5.81%	0
2010	8.898827	9.776295	9.86%	0
2009	7.651386	8.898827	16.30%	0
2008	12.459581	7.651386	-38.59%	0
2007	13.487381	12.459581	-7.62%	0
2006	11.329505	13.487381	19.05%	0
2005	10.796889	11.329505	4.93%	0
2004	9.719642	10.796889	11.08%	0
2003	8.010634	9.719642	21.33%	0
2002	10.157052	8.010634	-21.13%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.673600	9.709935	-9.03%	0
2010	9.458078	10.673600	12.85%	0
2009	7.694123	9.458078	22.93%	0
2008	12.689932	7.694123	-39.37%	0
2007	12.668585	12.689932	0.17%	0
2006	11.152827	12.668585	13.59%	0
2005	10.642190	11.152827	4.80%	0
2004	9.688754	10.642190	9.84%	0
2003	7.867077	9.688754	23.16%	0
2002	10.179036	7.867077	-22.71%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505563	11.382550	8.35%	103
2010*	10.000000	10.505563	5.06%	103
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706097	11.102058	3.70%	1,482
2010	10.180472	10.706097	5.16%	1,482
2009	9.459930	10.180472	7.62%	1,482
2008	10.733610	9.459930	-11.87%	1,482
2007	10.371430	10.733610	3.49%	1,482
2006*	10.000000	10.371430	3.71%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.677743	29.077685	5.06%	136
2010	25.695244	27.677743	7.72%	136
2009	20.105566	25.695244	27.80%	149
2008	24.092986	20.105566	-16.55%	149
2007	23.044253	24.092986	4.55%	149
2006	21.187577	23.044253	8.76%	359
2005	19.229925	21.187577	10.18%	359
2004	17.801173	19.229925	8.03%	359
2003	14.184124	17.801173	25.50%	1,600
2002	13.231263	14.184124	7.20%	32

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.881568	12.178575	-5.46%	0
2010	12.418370	12.881568	3.73%	0
2009	9.546865	12.418370	30.08%	0
2008	17.566140	9.546865	-45.65%	0
2007	15.620019	17.566140	12.46%	0
2006	12.717225	15.620019	22.83%	0
2005	11.665072	12.717225	9.02%	0
2004	10.124389	11.665072	15.22%	0
2003	8.095466	10.124389	25.06%	0
2002*	10.000000	8.095466	-19.05%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.936839	24.007444	-27.11%	35
2010	26.456045	32.936839	24.50%	35
2009	12.643966	26.456045	109.24%	35
2008	36.578958	12.643966	-65.43%	35
2007	27.084066	36.578958	35.06%	35
2006	19.781013	27.084066	36.92%	0
2005	15.267461	19.781013	29.56%	155
2004	12.356025	15.267461	23.56%	155
2003	8.164377	12.356025	51.34%	343
2002	8.567036	8.164377	-4.70%	273
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.645158	34.971406	-17.99%	36
2010	33.619407	42.645158	26.85%	36
2009	21.743234	33.619407	54.62%	36
2008	41.121430	21.743234	-47.12%	36
2007	28.826028	41.121430	42.65%	36
2006	23.590040	28.826028	22.20%	0
2005	15.845370	23.590040	48.88%	0
2004	12.995266	15.845370	21.93%	0
2003	9.144519	12.995266	42.11%	51
2002	9.588687	9.144519	-4.63%	24
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.202618	10.245045	-8.55%	0
2010	10.159506	11.202618	10.27%	0
2009	8.146456	10.159506	24.71%	0
2008	13.358865	8.146456	-39.02%	0
2007	12.379959	13.358865	7.91%	0
2006	11.094765	12.379959	11.58%	0
2005	10.394151	11.094765	6.74%	0
2004	9.656637	10.394151	7.64%	0
2003	7.289402	9.656637	32.48%	0
2002	9.701370	7.289402	-24.86%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
2009	10.893024	11.777617	8.12%	0
2008	11.283253	10.893024	-3.46%	0
2007	10.505573	11.283253	7.40%	0
2006	10.541159	10.505573	-0.34%	0
2005	10.579432	10.541159	-0.36%	0
2004	10.192099	10.579432	3.80%	0
2003*	10.000000	10.192099	1.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0
2009	7.077429	8.199389	15.85%	0
2008	11.029475	7.077429	-35.83%	3,431
2007	11.251879	11.029475	-1.98%	3,597
2006	9.795363	11.251879	14.87%	3,755
2005	9.542602	9.795363	2.65%	15,114
2004	8.608836	9.542602	10.85%	15,647
2003	6.784071	8.608836	26.90%	0
2002	8.577091	6.784071	-20.90%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.619008	10.025881	-13.71%	0
2010	10.454146	11.619008	11.14%	0
2009	7.966679	10.454146	31.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
2007	11.012546	10.553118	-4.17%	0
2006*	10.000000	11.012546	10.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.349744	14.220458	-0.90%	0
2010	12.896387	14.349744	11.27%	0
2009	10.967622	12.896387	17.59%	471
2008	15.268830	10.967622	-28.17%	476
2007	16.409396	15.268830	-6.95%	468
2006	14.096723	16.409396	16.41%	9,772
2005	13.680293	14.096723	3.04%	456
2004	12.196960	13.680293	12.16%	446
2003	9.641037	12.196960	26.51%	410
2002	11.247447	9.641037	-14.28%	61

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
2009	9.549798	11.712890	22.65%	0
2008	14.091258	9.549798	-32.23%	0
2007	14.460436	14.091258	-2.55%	0
2006	12.883144	14.460436	12.24%	0
2005	12.246099	12.883144	5.20%	0
2004	10.241782	12.246099	19.57%	0
2003	7.577210	10.241782	35.17%	0
2002*	10.000000	7.577210	-24.23%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.720390	7.642268	-1.01%	121
2010	6.854289	7.720390	12.64%	130
2009	5.223731	6.854289	31.21%	137
2008	8.120576	5.223731	-35.67%	145
2007	7.680730	8.120576	5.73%	159
2006	7.169448	7.680730	7.13%	0
2005	7.052900	7.169448	1.65%	0
2004	6.769089	7.052900	4.19%	0
2003	5.476092	6.769089	23.61%	0
2002	7.856453	5.476092	-30.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.899390	8.894582	-0.05%	162
2010	7.899469	8.899390	12.66%	204
2009	6.373936	7.899469	23.93%	3,589
2008	10.336958	6.373936	-38.34%	282
2007	10.012097	10.336958	3.24%	397
2006	8.836043	10.012097	13.31%	0
2005	8.603055	8.836043	2.71%	0
2004	7.926250	8.603055	8.54%	0
2003	6.294303	7.926250	25.93%	0
2002	8.264570	6.294303	-23.84%	1,648
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	51
2009	7.499975	9.017260	20.23%	121
2008	10.852467	7.499975	-30.89%	1,543
2007	10.327216	10.852467	5.09%	1,570
2006	9.037512	10.327216	14.27%	1,325
2005	8.825656	9.037512	2.40%	1,217
2004	8.564412	8.825656	3.05%	1,044
2003	7.204901	8.564412	18.87%	1,101
2002	8.818570	7.204901	-18.30%	706

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.863707	11.886787	-20.03%	0
2010	14.505163	14.863707	2.47%	0
2009	11.289394	14.505163	28.48%	0
2008	18.360970	11.289394	-38.51%	0
2007	17.972039	18.360970	2.16%	0
2006	14.942448	17.972039	20.28%	0
2005	13.612488	14.942448	9.77%	0
2004	11.561155	13.612488	17.74%	0
2003	8.642712	11.561155	33.77%	0
2002	10.037569	8.642712	-13.90%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.705518	9.048240	-15.48%	0
2010	8.320754	10.705518	28.66%	0
2009	6.729707	8.320754	23.64%	0
2008	10.992896	6.729707	-38.78%	0
2007	12.600660	10.992896	-12.76%	0
2006	12.377429	12.600660	1.80%	0
2005	11.924681	12.377429	3.80%	0
2004	10.917495	11.924681	9.23%	0
2003	8.450677	10.917495	29.19%	0
2002	10.651529	8.450677	-20.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
2009	11.951474	14.120397	18.15%	0
2008	13.140627	11.951474	-9.05%	0
2007	12.712125	13.140627	3.37%	0
2006	12.440839	12.712125	2.18%	0
2005	12.518711	12.440839	-0.62%	0
2004	12.315361	12.518711	1.65%	0
2003	11.996568	12.315361	2.66%	0
2002	11.187661	11.996568	7.23%	351
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
2007	10.470111	11.158048	6.57%	0
2006*	10.000000	10.470111	4.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0
2007	10.490017	11.335796	8.06%	0
2006*	10.000000	10.490017	4.90%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
2007	10.510072	11.464839	9.08%	0
2006*	10.000000	10.510072	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.966351	13.340209	-4.48%	0
2010	12.156769	13.966351	14.89%	0
2009	9.134438	12.156769	33.09%	550
2008	16.226503	9.134438	-43.71%	1,714
2007	14.077687	16.226503	15.26%	1,797
2006	12.859240	14.077687	9.48%	9,103
2005	11.217583	12.859240	14.63%	10,854
2004	9.914027	11.217583	13.15%	10,891
2003	7.873493	9.914027	25.92%	897
2002	8.861264	7.873493	-11.15%	881
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0
2009	5.967164	8.638600	44.77%	0
2008	13.341479	5.967164	-55.27%	0
2007	9.338796	13.341479	42.86%	0
2006*	10.000000	9.338796	-6.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.288462	10.180053	-1.05%	84
2010	9.112646	10.288462	12.90%	84
2009	7.143796	9.112646	27.56%	362
2008	12.710451	7.143796	-43.80%	3,496
2007	12.776871	12.710451	-0.52%	3,817
2006	10.845777	12.776871	17.81%	3,875
2005	10.453334	10.845777	3.75%	3,992
2004	9.566810	10.453334	9.27%	4,205
2003	7.488805	9.566810	27.75%	298
2002	9.197371	7.488805	-18.58%	205
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.001513	7.018533	0.24%	0
2010	5.771730	7.001513	21.31%	0
2009	4.037546	5.771730	42.95%	1,709
2008	9.158971	4.037546	-55.92%	1,709
2007	7.588671	9.158971	20.69%	1,528
2006	7.345851	7.588671	3.31%	1,448
2005	6.878173	7.345851	6.80%	1,188
2004	6.549041	6.878173	5.03%	918
2003	5.148599	6.549041	27.20%	693
2002	6.721581	5.148599	-23.40%	435

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375392	8.228190	-1.76%	2,308
2010	6.881900	8.375392	21.70%	2,370
2009	5.474286	6.881900	25.71%	2,483
2008	10.576112	5.474286	-48.24%	6,567
2007	8.498425	10.576112	24.45%	6,310
2006	8.116211	8.498425	4.71%	6,227
2005	7.828799	8.116211	3.67%	6,089
2004	7.728217	7.828799	1.30%	6,014
2003	5.932835	7.728217	30.26%	612
2002	8.664560	5.932835	-31.53%	198
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0
2004	8.024768	8.617667	7.39%	0
2003	6.442506	8.024768	24.56%	0
2002	6.337956	6.442506	1.65%	179
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.308341	11.537247	2.02%	0
2010	10.141682	11.308341	11.50%	0
2009	7.182545	10.141682	41.20%	0
2008	9.759531	7.182545	-26.40%	0
2007*	10.000000	9.759531	-2.40%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
2009	10.253173	11.634953	13.48%	0
2008	10.813491	10.253173	-5.18%	0
2007	10.578541	10.813491	2.22%	0
2006	10.338312	10.578541	2.32%	0
2005	10.323250	10.338312	0.15%	0
2004	10.087509	10.323250	2.34%	0
2003*	10.000000	10.087509	0.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
2009	6.598911	9.063967	37.36%	0
2008	11.120520	6.598911	-40.66%	0
2007	9.816752	11.120520	13.28%	0
2006*	10.000000	9.816752	-1.83%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
2004	8.769155	9.762883	11.33%	0
2003	6.241968	8.769155	40.49%	0
2002	7.988069	6.241968	-21.86%	337
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.161731	11.489130	-18.87%	0
2010	12.773895	14.161731	10.86%	4
2009	10.294328	12.773895	24.09%	4
2008	18.698826	10.294328	-44.95%	4
2007	16.261786	18.698826	14.99%	4
2006	14.053297	16.261786	15.72%	4
2005	12.045115	14.053297	16.67%	4
2004	10.818256	12.045115	11.34%	4
2003	7.697965	10.818256	40.53%	4
2002*	10.000000	7.697965	-23.02%	5
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
2007	14.718228	15.245500	3.58%	0
2006	12.911205	14.718228	14.00%	0
2005	12.832718	12.911205	0.61%	0
2004	11.476013	12.832718	11.82%	0
2003	7.413590	11.476013	54.80%	0
2002*	10.000000	7.413590	-25.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
2007	10.116204	9.686757	-4.25%	0
2006*	10.000000	10.116204	1.16%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.159885	10.037285	-17.46%	0
2010	10.547843	12.159885	15.28%	0
2009	6.228216	10.547843	69.36%	0
2008	13.415144	6.228216	-53.57%	0
2007	10.626711	13.415144	26.24%	0
2006*	10.000000	10.626711	6.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.696887	12.912088	-12.14%	0
2010	13.785398	14.696887	6.61%	0
2009	10.231683	13.785398	34.73%	0
2008	17.452007	10.231683	-41.37%	0
2007	15.365767	17.452007	13.58%	0
2006	12.870002	15.365767	19.39%	0
2005	11.874526	12.870002	8.38%	0
2004	10.182663	11.874526	16.62%	0
2003	7.830650	10.182663	30.04%	0
2002*	10.000000	7.830650	-21.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249429	8.981202	-12.37%	0
2010	9.637565	10.249429	6.35%	0
2009	7.160638	9.637565	34.59%	0
2008	12.246026	7.160638	-41.53%	0
2007	10.814105	12.246026	13.24%	0
2006*	10.000000	10.814105	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.429210	15.011106	-2.71%	0
2010	13.750632	15.429210	12.21%	0
2009	11.810037	13.750632	16.43%	0
2008	11.335222	11.810037	4.19%	0
2007	10.407678	11.335222	8.91%	0
2006*	10.000000	10.407678	4.08%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.958660	8.225515	-17.40%	0
2010	8.774695	9.958660	13.49%	0
2009	7.470705	8.774695	17.45%	0
2008	12.360242	7.470705	-39.56%	0
2007	11.572688	12.360242	6.81%	0
2006*	10.000000	11.572688	15.73%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.158636	8.596210	-6.14%	0
2010	7.518344	9.158636	21.82%	0
2009	5.323578	7.518344	41.23%	0
2008	9.039632	5.323578	-41.11%	0
2007	10.288832	9.039632	-12.14%	0
2006*	10.000000	10.288832	2.89%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.899213	10.762490	-1.25%	0
2010	10.048836	10.899213	8.46%	0
2009	8.153728	10.048836	23.24%	0
2008	11.417272	8.153728	-28.58%	0
2007	10.976841	11.417272	4.01%	0
2006*	10.000000	10.976841	9.77%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.327982	9.691743	-6.16%	0
2010	9.027885	10.327982	14.40%	0
2009	6.918862	9.027885	30.48%	0
2008	11.454813	6.918862	-39.60%	0
2007	11.358086	11.454813	0.85%	0
2006*	10.000000	11.358086	13.58%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.917780	13.648930	-1.93%	0
2010	12.290590	13.917780	13.24%	0
2009	7.252301	12.290590	69.47%	0
2008	10.558207	7.252301	-31.31%	0
2007	10.544918	10.558207	0.13%	0
2006*	10.000000	10.544918	5.45%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.836431	12.012655	-6.42%	0
2010	10.735424	12.836431	19.57%	0
2009	7.017983	10.735424	52.97%	0
2008	11.648982	7.017983	-39.75%	0
2007	10.771588	11.648982	8.15%	0
2006*	10.000000	10.771588	7.72%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.262647	11.128458	-9.25%	0
2010	10.611295	12.262647	15.56%	0
2009	7.515473	10.611295	41.19%	0
2008	10.709716	7.515473	-29.83%	0
2007	10.718961	10.709716	-0.09%	0
2006*	10.000000	10.718961	7.19%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.365017	9.007425	-3.82%	0
2010	7.337753	9.365017	27.63%	0
2009	5.532641	7.337753	32.63%	0
2008	10.686895	5.532641	-48.23%	0
2007	10.316854	10.686895	3.59%	0
2006*	10.000000	10.316854	3.17%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.171120	8.608392	-6.14%	0
2010	8.014375	9.171120	14.43%	0
2009	6.129563	8.014375	30.75%	0
2008	9.929383	6.129563	-38.27%	0
2007	10.789724	9.929383	-7.97%	0
2006*	10.000000	10.789724	7.90%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.303414	8.940211	-13.23%	0
2010*	10.000000	10.303414	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.486004	12.241506	-1.96%	0
2010	11.617575	12.486004	7.48%	0
2009	9.230542	11.617575	25.86%	0
2008	13.469590	9.230542	-31.47%	0
2007	12.700995	13.469590	6.05%	0
2006	11.093386	12.700995	14.49%	0
2005	10.737226	11.093386	3.32%	0
2004	10.044299	10.737226	6.90%	0
2003	8.229101	10.044299	22.06%	0
2002	9.937144	8.229101	-17.19%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576502	10.785780	1.98%	0
2010	10.239292	10.576502	3.29%	0
2009	8.175135	10.239292	25.25%	0
2008	11.675051	8.175135	-29.98%	0
2007	10.640899	11.675051	9.72%	0
2006*	10.000000	10.640899	6.41%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.510736	8.723049	-8.28%	0
2010	8.249921	9.510736	15.28%	0
2009	6.393919	8.249921	29.03%	0
2008	11.775485	6.393919	-45.70%	0
2007	12.708841	11.775485	-7.34%	0
2006*	10.000000	12.708841	27.09%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.675048	16.170825	-8.51%	0
2010	15.963653	17.675048	10.72%	0
2009	12.032299	15.963653	32.67%	0
2008	20.573321	12.032299	-41.52%	0
2007	18.282745	20.573321	12.53%	0
2006	14.532640	18.282745	25.80%	0
2005	12.561233	14.532640	15.69%	0
2004	10.325687	12.561233	21.65%	0
2003	18.155392	10.325687	26.61%	0
2002*	10.000000	8.155392	-18.45%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.088987	-9.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.824273	19.867525	-8.97%	36
2010	20.470767	21.824273	6.61%	36
2009*	10.000000	20.470767	22.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.045235	8.257715	-8.71%	338
2010	8.659259	9.045235	4.46%	364
2009	6.045206	8.659259	43.24%	463
2008	11.065813	6.045206	-45.37%	493
2007	8.256464	11.065813	34.03%	217
2006	7.712816	8.256464	7.05%	96
2005	6.984699	7.712816	10.42%	97
2004	6.035469	6.984699	15.73%	98
2003	5.116941	6.035469	17.95%	93
2002	6.204428	5.116941	-17.53%	99
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.659393	4.175270	-10.39%	153
2010	3.818065	4.659393	22.04%	169
2009	2.480613	3.818065	53.92%	180
2008	4.513409	2.480613	-45.04%	200
2007	3.780892	4.513409	19.37%	102
2006	3.574151	3.780892	5.78%	0
2005	3.265930	3.574151	9.44%	0
2004	3.310444	3.265930	-1.34%	0
2003	2.303786	3.310444	43.70%	0
2002	3.975953	2.303786	-42.06%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.129149	10.706082	-33.62%	39
2010	13.151115	16.129149	22.64%	41
2009	7.486238	13.151115	75.67%	44
2008	15.975500	7.486238	-53.14%	46
2007	12.721943	15.975500	25.57%	159
2006	8.843749	12.721943	43.85%	0
2005	6.832211	8.843749	29.44%	0
2004	5.867965	6.832211	16.43%	0
2003	4.446112	5.867965	31.98%	0
2002	6.104844	4.446112	-27.17%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0
2009	9.170218	11.397658	24.29%	0
2008	13.995872	9.170218	-34.48%	0
2007	13.926723	13.995872	0.50%	0
2006	12.149640	13.926723	14.63%	0
2005	11.339593	12.149640	7.14%	0
2004*	10.000000	11.339593	13.40%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
2007	14.114424	14.896162	5.54%	0
2006	11.938834	14.114424	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.592376	5.448459	-2.57%	0
2010	4.780474	5.592376	16.98%	0
2009	3.650992	4.780474	30.94%	0
2008	6.072162	3.650992	-39.87%	0
2007	5.178311	6.072162	17.26%	0
2006	4.971695	5.178311	4.16%	0
2005	4.758382	4.971695	4.48%	0
2004	4.484722	4.758382	6.10%	0
2003	3.443952	4.484722	30.22%	0
2002	4.925420	3.443952	-30.08%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.807665	13.633442	-1.26%	68
2010	12.404726	13.807665	11.31%	82
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946387	9.848461	-0.98%	347
2010	9.051196	9.946387	9.89%	363
2009	7.476026	9.051196	21.07%	379
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	0
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631394	11.026950	3.72%	331
2010	10.224777	10.631394	3.98%	347
2009	9.293622	10.224777	10.02%	362
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964407	9.755085	-11.03%	434
2010	10.041819	10.964407	9.19%	455
2009	7.228832	10.041819	38.91%	474
2008	12.009005	7.228832	-39.80%	0
2007	10.705080	12.009005	12.18%	0
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.703303	9.073017	-6.50%	468
2010	8.368558	9.703303	15.95%	490
2009	6.146783	8.368558	36.15%	511
2008	11.232271	6.146783	-45.28%	0
2007	10.233395	11.232271	9.76%	0
2006*	10.000000	10.233395	2.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.282008	7.943317	-4.09%	791
2010	7.607377	8.282008	8.87%	829
2009	5.933653	7.607377	28.21%	865
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
2009	9.083381	13.009836	43.23%	0
2008	12.858453	9.083381	-29.36%	0
2007	12.710419	12.858453	1.16%	0
2006	11.713813	12.710419	8.51%	0
2005	11.662441	11.713813	0.44%	0
2004	10.798032	11.662441	8.01%	0
2003	9.002106	10.798032	19.95%	0
2002	8.889732	9.002106	1.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.823332	13.059216	1.84%	0
2010	11.551411	12.823332	11.01%	0
2009	8.060617	11.551411	43.31%	0
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	0
2005*	10.000000	10.407617	4.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
2009	5.116196	7.677086	50.05%	263
2008*	10.000000	5.116196	-48.84%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
2007	22.480641	32.102532	42.80%	0
2006	16.760488	22.480641	34.13%	0
2005	12.880175	16.760488	30.13%	0
2004	10.873898	12.880175	18.45%	0
2003	6.706895	10.873898	62.13%	0
2002	8.065253	6.706895	-16.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.042275	20.588523	-23.87%	0
2010	23.719477	27.042275	14.01%	0
2009	14.789610	23.719477	60.38%	0
2008	35.752788	14.789610	-58.63%	0
2007	25.042116	35.752788	42.77%	0
2006	18.680248	25.042116	34.06%	0
2005	14.353568	18.680248	30.14%	0
2004	12.116476	14.353568	18.46%	0
2003	7.475305	12.116476	62.09%	0
2002*	10.000000	7.475305	-25.25%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.722918	15.491896	5.22%	57
2010	14.323144	14.722918	2.79%	57
2009	14.218278	14.323144	0.74%	57
2008	13.454953	14.218278	5.67%	57
2007	12.800610	13.454953	5.11%	57
2006	12.625975	12.800610	1.38%	148
2005	12.463096	12.625975	1.31%	148
2004	12.303120	12.463096	1.30%	148
2003	12.295493	12.303120	0.06%	226
2002	11.293161	12.295493	8.88%	178
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
2008	14.860004	7.863389	-47.08%	0
2007	11.914890	14.860004	24.72%	0
2006	9.133921	11.914890	30.45%	0
2005	7.150188	9.133921	27.74%	0
2004	6.382676	7.150188	12.02%	0
2003	4.797249	6.382676	33.05%	0
2002	6.443529	4.797249	-25.55%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.908785	15.853540	-11.48%	0
2010	16.116653	17.908785	11.12%	0
2009	12.669553	16.116653	27.21%	0
2008	23.935024	12.669553	-47.07%	0
2007	19.190879	23.935024	24.72%	0
2006	14.713249	19.190879	30.43%	0
2005	11.520885	14.713249	27.71%	0
2004	10.269947	11.520885	12.18%	0
2003	7.735493	10.269947	32.76%	0
2002*	10.000000	7.735493	-22.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	0
2007	14.377533	14.943186	3.93%	0
2006	12.539933	14.377533	14.65%	2,369
2005	11.842767	12.539933	5.89%	2,828
2004	10.587104	11.842767	11.86%	3,563
2003	8.183923	10.587104	29.36%	4,582
2002*	10.000000	8.183923	-18.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
2007	11.325309	11.706779	3.37%	10,558
2006	10.873772	11.325309	4.15%	0
2005	10.729004	10.873772	1.35%	0
2004	10.450593	10.729004	2.66%	0
2003	9.872402	10.450593	5.86%	0
2002*	10.000000	9.872402	-1.28%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
2009	10.016980	11.707035	16.87%	0
2008	13.295057	10.016980	-24.66%	0
2007	12.827968	13.295057	3.64%	0
2006	11.742570	12.827968	9.24%	3,150
2005	11.362127	11.742570	3.35%	3,558
2004	10.573837	11.362127	7.46%	4,326
2003	8.978240	10.573837	17.77%	5,371
2002*	10.000000	8.978240	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.026476	12.507692	-3.98%	529
2010	11.768230	13.026476	10.69%	529
2009	9.643797	11.768230	22.03%	529
2008	14.328837	9.643797	-32.70%	529
2007	13.761487	14.328837	4.12%	420
2006	12.246540	13.761487	12.37%	10,892
2005	11.658524	12.246540	5.04%	10,340
2004	10.602160	11.658524	9.96%	8,462
2003	8.533634	10.602160	24.24%	8,409
2002*	10.000000	8.533634	-14.66%	23
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
2007	12.109113	12.573775	3.84%	0
2006	11.384121	12.109113	6.37%	1,662
2005	11.105782	11.384121	2.51%	1,826
2004	10.564539	11.105782	5.12%	2,181
2003	9.471588	10.564539	11.54%	2,650
2002*	10.000000	9.471588	-5.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.762172	13.199645	-4.09%	426
2010	12.893924	13.762172	6.73%	437
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.184783	19.298173	-4.39%	884
2010	16.303540	20.184783	23.81%	879
2009	12.152558	16.303540	34.16%	2,124
2008	19.498034	12.152558	-37.67%	3,043
2007	18.480673	19.498034	5.50%	3,199
2006	17.142369	18.480673	7.81%	3,198
2005	15.587433	17.142369	9.98%	3,162
2004	13.729366	15.587433	13.53%	3,184
2003	10.393469	13.729366	32.10%	395
2002	12.509403	10.393469	-16.91%	342

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691108	10.488538	-1.89%	216
2010	10.898159	10.691108	-1.90%	216
2009	11.104573	10.898159	-1.86%	216
2008	11.091854	11.104573	0.11%	5,204
2007	10.790701	11.091854	2.79%	5,228
2006	10.522423	10.790701	2.55%	5,459
2005	10.446928	10.522423	0.72%	5,696
2004	10.563553	10.446928	-1.10%	6,090
2003	10.701197	10.563553	-1.29%	0
2002	10.777889	10.701197	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.385650	14.895990	3.55%	30
2010	13.260251	14.385650	8.49%	30
2009	10.867491	13.260251	22.02%	30
2008	13.394031	10.867491	-18.86%	30
2007	13.051225	13.394031	2.63%	30
2006	12.689357	13.051225	2.85%	30
2005	12.658477	12.689357	0.24%	30
2004	12.112226	12.658477	4.51%	30
2003	11.012457	12.112226	9.99%	15
2002	10.471032	11.012457	5.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.010666	13.353178	-11.04%	0
2010	13.405909	15.010666	11.97%	0
2009*	10.000000	13.405909	34.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.078532	8.072095	-11.09%	0
2010	8.115127	9.078532	11.87%	7
2009	6.062087	8.115127	33.87%	78
2008*	10.000000	6.062087	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.117451	12.440745	-17.71%	0
2010	14.522347	15.117451	4.10%	0
2009	11.401635	14.522347	27.37%	0
2008	21.657693	11.401635	-47.36%	0
2007	21.450698	21.657693	0.96%	0
2006	17.813067	21.450698	20.42%	0
2005	16.203883	17.813067	9.93%	0
2004	13.734777	16.203883	17.98%	0
2003*	10.000000	13.734777	37.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.064773	8.634450	-4.75%	102
2010	7.999467	9.064773	13.32%	102
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381386	9.590721	-7.62%	141
2010*	10.000000	10.381386	3.81%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.618619	9.037104	-6.05%	329
2010	7.731295	9.618619	24.41%	400
2009	6.199597	7.731295	24.71%	502
2008*	10.000000	6.199597	-38.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.021648	9.603374	-4.17%	57
2010	8.539166	10.021648	17.36%	57
2009	6.671710	8.539166	27.99%	57
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	6
2009	8.483490	10.607693	25.04%	9
2008	16.140649	8.483490	-47.44%	17
2007	14.993105	16.140649	7.65%	17
2006	14.807889	14.993105	1.25%	0
2005	13.963999	14.807889	6.04%	0
2004	12.550621	13.963999	11.26%	0
2003	9.528413	12.550621	31.72%	0
2002	14.560133	9.528413	-34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.066208	20.550067	-6.87%	51
2010	17.766470	22.066208	24.20%	51
2009	14.348992	17.766470	23.82%	267
2008	21.559228	14.348992	-33.44%	267
2007	23.606753	21.559228	-8.67%	267
2006	20.514908	23.606753	15.07%	267
2005	20.287630	20.514908	1.12%	267
2004	17.630611	20.287630	15.07%	267
2003	11.457422	17.630611	53.88%	398
2002	16.035460	11.457422	-28.55%	121

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	3
2009	13.290967	17.563039	32.14%	3
2008	21.919930	13.290967	-39.37%	3
2007	21.880348	21.919930	0.18%	3
2006	19.906540	21.880348	9.92%	3
2005	18.065673	19.906540	10.19%	3
2004	15.472238	18.065673	16.76%	3
2003	11.184395	15.472238	38.34%	3
2002	13.791138	11.184395	-18.90%	208
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
2009	6.378855	7.890688	23.70%	0
2008	11.126179	6.378855	-42.67%	0
2007	10.485028	11.126179	6.11%	0
2006	9.405708	10.485028	11.48%	0
2005	8.923294	9.405708	5.41%	0
2004	8.287900	8.923294	7.67%	0
2003	6.625425	8.287900	25.09%	0
2002	8.172057	6.625425	-18.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.137267	9.546776	4.48%	148
2010	7.154609	9.137267	27.71%	148
2009	5.574423	7.154609	28.35%	148
2008*	10.000000	5.574423	-44.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	0
2007	10.322987	9.901315	-4.08%	0
2006	9.078368	10.322987	13.71%	0
2005	8.876690	9.078368	2.27%	0
2004	7.700955	8.876690	15.27%	0
2003	5.972569	7.700955	28.94%	0
2002	8.133455	5.972569	-26.57%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
2005	9.858331	9.811121	-0.48%	0
2004	9.971565	9.858331	-1.14%	0
2003*	10.000000	9.971565	-0.28%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.370457	11.036549	-2.94%	0
2010	9.690136	11.370457	17.34%	0
2009	8.046849	9.690136	20.42%	0
2008	13.552750	8.046849	-40.63%	0
2007	13.745946	13.552750	-1.41%	0
2006	13.312320	13.745946	3.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
2004*	10.000000	11.239804	12.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282834	9.971932	-3.02%	0
2010	9.579734	10.282834	7.34%	0
2009	6.757084	9.579734	41.77%	1,650
2008	12.643338	6.757084	-46.56%	1,689
2007	11.291827	12.643338	11.97%	1,567
2006	10.662455	11.291827	5.90%	1,367
2005	10.341087	10.662455	3.11%	1,184
2004	9.857594	10.341087	4.90%	961
2003	7.673761	9.857594	28.46%	985
2002	10.695313	7.673761	-28.25%	556
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.475798	18.426418	-10.01%	180
2010	17.997084	20.475798	13.77%	175
2009	13.132463	17.997084	37.04%	170
2008	22.384636	13.132463	-41.33%	177
2007	21.460476	22.384636	4.31%	164
2006	18.587129	21.460476	15.46%	278
2005	16.570216	18.587129	12.17%	287
2004	14.170841	16.570216	16.93%	286
2003*	10.000000	14.170841	41.71%	179

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
2009	8.116450	11.128954	37.12%	0
2008	13.833378	8.116450	-41.33%	0
2007	13.264567	13.833378	4.29%	0
2006	11.488228	13.264567	15.46%	0
2005	10.244297	11.488228	12.14%	0
2004	8.763286	10.244297	16.90%	0
2003	6.245795	8.763286	40.31%	0
2002	8.176890	6.245795	-23.62%	82
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.762876	2.659547	-3.74%	0
2010	2.455744	2.762876	12.51%	0
2009	1.974937	2.455744	24.35%	0
2008	9.537892	1.974937	-79.29%	0
2007*	10.000000	9.537892	-4.62%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.973195	2.848657	-4.19%	0
2010	2.639729	2.973195	12.63%	0
2009	2.147226	2.639729	22.94%	0
2008	10.263387	2.147226	-79.08%	0
2007	10.473904	10.263387	-2.01%	0
2006*	10.000000	10.473904	4.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.391466	9.212066	-1.91%	96
2010	8.245107	9.391466	13.90%	133
2009	6.551646	8.245107	25.85%	578
2008	10.854537	6.551646	-39.64%	598
2007	10.597115	10.854537	2.43%	609
2006	9.390774	10.597115	12.85%	565
2005	9.032316	9.390774	3.97%	564
2004	8.411542	9.032316	7.38%	564
2003	6.766391	8.411542	24.31%	564
2002	8.494330	6.766391	-20.34%	130
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0
2007	9.967258	9.658559	-3.10%	0
2006*	10.000000	9.967258	-0.33%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	6
2009	5.604300	7.290523	30.09%	10
2008	11.216980	5.604300	-50.04%	18
2007	10.754411	11.216980	4.30%	18
2006	10.647470	10.754411	1.00%	0
2005	9.661983	10.647470	10.20%	0
2004	8.222845	9.661983	17.50%	0
2003	6.674005	8.222845	23.21%	0
2002	9.421935	6.674005	-29.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253389	11.151424	-0.91%	248
2010	10.905794	11.253389	3.19%	248
2009*	10.000000	10.905794	9.06%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306518	13.482135	9.55%	0
2010	11.603644	12.306518	6.06%	0
2009	9.994706	11.603644	16.10%	0
2008	10.958028	9.994706	-8.79%	0
2007	10.096567	10.958028	8.53%	0
2006*	10.000000	10.096567	0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.449285	13.670063	1.64%	0
2010	12.680917	13.449285	6.06%	0
2009	11.336230	12.680917	11.86%	0
2008	11.031909	11.336230	2.76%	0
2007	10.342510	11.031909	6.67%	0
2006*	10.000000	10.342510	3.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.963663	-0.36%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.303549	10.609484	-13.77%	0
2010	9.650274	12.303549	27.49%	0
2009	6.224330	9.650274	55.04%	0
2008	11.184921	6.224330	-44.35%	0
2007	10.966570	11.184921	1.99%	0
2006*	10.000000	10.966570	9.67%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.730950	9.161275	-5.85%	0
2010	8.862070	9.730950	9.80%	0
2009	7.623657	8.862070	16.24%	0
2008	12.420769	7.623657	-38.62%	0
2007	13.452259	12.420769	-7.67%	0
2006	11.305746	13.452259	18.99%	0
2005	10.779725	11.305746	4.88%	0
2004	9.709143	10.779725	11.03%	0
2003	8.006045	9.709143	21.27%	0
2002	10.156417	8.006045	-21.17%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.624116	9.660002	-9.07%	0
2010	9.419014	10.624116	12.79%	0
2009	7.666256	9.419014	22.86%	0
2008	12.650434	7.666256	-39.40%	0
2007	12.635630	12.650434	0.12%	0
2006	11.129461	12.635630	13.53%	0
2005	10.625295	11.129461	4.74%	0
2004	9.678294	10.625295	9.78%	0
2003	7.862571	9.678294	23.09%	0
2002	10.178398	7.862571	-22.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
2007	10.367933	10.724487	3.44%	0
2006*	10.000000	10.367933	3.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.513796	28.890764	5.00%	21
2010	25.556048	27.513796	7.66%	21
2009	20.006837	25.556048	27.74%	21
2008	23.986894	20.006837	-16.59%	21
2007	22.954535	23.986894	4.50%	21
2006	21.115803	22.954535	8.71%	21
2005	19.174523	21.115803	10.12%	21
2004	17.758937	19.174523	7.97%	21
2003	14.157666	17.758937	25.44%	11
2002	13.213325	14.157666	7.15%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.824791	12.118735	-5.51%	0
2010	12.369935	12.824791	3.68%	0
2009	9.514481	12.369935	30.01%	0
2008	17.515505	9.514481	-45.68%	0
2007	15.582955	17.515505	12.40%	0
2006	12.693500	15.582955	22.76%	0
2005	11.649219	12.693500	8.96%	0
2004	10.115781	11.649219	15.16%	0
2003	8.092698	10.115781	25.00%	0
2002*	10.000000	8.092698	-19.07%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	0
2007	26.978611	36.417891	34.99%	0
2006	19.714010	26.978611	36.85%	0
2005	15.223485	19.714010	29.50%	0
2004	12.326720	15.223485	23.50%	0
2003	8.149155	12.326720	51.26%	0
2002	8.555421	8.149155	-4.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
2007	28.713761	40.940303	42.58%	0
2006	23.510115	28.713761	22.13%	0
2005	15.799703	23.510115	48.80%	0
2004	12.964418	15.799703	21.87%	0
2003	9.127452	12.964418	42.04%	0
2002	9.575679	9.127452	-4.68%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141859	10.184291	-8.59%	0
2010	10.109548	11.141859	10.21%	0
2009	8.110530	10.109548	24.65%	0
2008	13.306740	8.110530	-39.05%	0
2007	12.337965	13.306740	7.85%	0
2006	11.062742	12.337965	11.53%	0
2005	10.369426	11.062742	6.69%	0
2004	9.638578	10.369426	7.58%	0
2003	7.279475	9.638578	32.41%	0
2002	9.693126	7.279475	-24.90%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.926866	15.166319	-10.40%	14,911
2010	13.637148	16.926866	24.12%	16,713
2009	9.749478	13.637148	39.88%	19,933
2008	15.476070	9.749478	-37.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.097934	13.255986	9.57%	0
2010	11.737624	12.097934	3.07%	0
2009	10.861571	11.737624	8.07%	0
2008	11.256412	10.861571	-3.51%	0
2007	10.485957	11.256412	7.35%	0
2006	10.526828	10.485957	-0.39%	0
2005	10.570422	10.526828	-0.41%	0
2004	10.188610	10.570422	3.75%	0
2003*	10.000000	10.188610	1.89%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.127209	9.228119	1.11%	73
2010	8.154938	9.127209	11.92%	2,914
2009	7.042646	8.154938	15.79%	3,770
2008	10.980892	7.042646	-35.86%	5,929
2007	11.208049	10.980892	-2.03%	5,929
2006	9.762160	11.208049	14.81%	5,929
2005	9.515084	9.762160	2.60%	5,929
2004	8.588388	9.515084	10.79%	5,603
2003	6.771407	8.588388	26.83%	4,688
2002	8.565466	6.771407	-20.95%	3,407
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550144	9.961385	-13.76%	0
2010	10.397476	11.550144	11.09%	0
2009	7.927530	10.397476	31.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.652049	11.346034	-2.63%	18,017
2010	9.964975	11.652049	16.93%	0
2009	7.821122	9.964975	27.41%	55
2008	10.544161	7.821122	-25.83%	13,483
2007	11.008838	10.544161	-4.22%	0
2006*	10.000000	11.008838	10.09%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.264679	14.128973	-0.95%	0
2010	12.826477	14.264679	11.21%	0
2009	10.913729	12.826477	17.53%	149
2008	15.201559	10.913729	-28.21%	10,872
2007	16.345471	15.201559	-7.00%	1,882
2006	14.048945	16.345471	16.35%	1,924
2005	13.640862	14.048945	2.99%	1,924
2004	12.168003	13.640862	12.10%	1,904
2003	9.623047	12.168003	26.45%	2,271
2002	11.232186	9.623047	-14.33%	1,729

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934953	12.221543	-5.52%	11,831
2010	12.018891	12.934953	7.62%	41,434
2009*	10.000000	12.018891	20.19%	43,222
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.394447	14.193740	-1.39%	315
2010	11.667168	14.394447	23.38%	315
2009	9.517370	11.667168	22.59%	315
2008	14.050576	9.517370	-32.26%	315
2007	14.426082	14.050576	-2.60%	630
2006	12.859069	14.426082	12.19%	676
2005	12.229431	12.859069	5.15%	676
2004	10.233061	12.229431	19.51%	705
2003	7.574621	10.233061	35.10%	300
2002*	10.000000	7.574621	-24.25%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.674656	7.593133	-1.06%	0
2010	6.817143	7.674656	12.58%	0
2009	5.198062	6.817143	31.15%	0
2008	8.084805	5.198062	-35.71%	0
2007	7.650810	8.084805	5.67%	0
2006	7.145145	7.650810	7.08%	0
2005	7.032566	7.145145	1.60%	0
2004	6.753010	7.032566	4.14%	0
2003	5.465865	6.753010	23.55%	837
2002	7.845781	5.465865	-30.33%	837
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.846637	8.837361	-0.10%	181
2010	7.856656	8.846637	12.60%	181
2009	6.342624	7.856656	23.87%	880
2008	10.291429	6.342624	-38.37%	2,489
2007	9.973108	10.291429	3.19%	3,542
2006	8.806100	9.973108	13.25%	3,542
2005	8.578259	8.806100	2.66%	3,856
2004	7.907426	8.578259	8.48%	3,856
2003	6.282549	7.907426	25.86%	7,888
2002	8.253345	6.282549	-23.88%	7,514
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140574	10.839382	6.89%	0
2010	8.968367	10.140574	13.07%	0
2009	7.463107	8.968367	20.17%	1,245
2008	10.804629	7.463107	-30.93%	1,245
2007	10.286962	10.804629	5.03%	1,245
2006	9.006853	10.286962	14.21%	1,245
2005	8.800191	9.006853	2.35%	1,245
2004	8.544050	8.800191	3.00%	1,245
2003	7.191435	8.544050	18.81%	1,967
2002	8.806588	7.191435	-18.34%	2,279

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.794733	11.825605	-20.07%	0
2010	14.445199	14.794733	2.42%	0
2009	11.248460	14.445199	28.42%	0
2008	18.303733	11.248460	-38.55%	0
2007	17.925204	18.303733	2.11%	0
2006	14.911082	17.925204	20.21%	0
2005	13.590818	14.911082	9.71%	0
2004	11.548639	13.590818	17.68%	0
2003	8.637753	11.548639	33.70%	0
2002	10.036933	8.637753	-13.94%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.655822	9.001653	-15.52%	0
2010	8.286338	10.655822	28.60%	0
2009	6.705286	8.286338	23.58%	0
2008	10.958615	6.705286	-38.81%	0
2007	12.567821	10.958615	-12.80%	0
2006	12.351449	12.567821	1.75%	0
2005	11.905706	12.351449	3.74%	0
2004	10.905688	11.905706	9.17%	0
2003	8.445830	10.905688	29.13%	0
2002	10.650860	8.445830	-20.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.941082	14.983447	0.28%	179
2010	14.043815	14.941082	6.39%	179
2009	11.892727	14.043815	18.09%	179
2008	13.082714	11.892727	-9.10%	94
2007	12.662586	13.082714	3.32%	503
2006	12.398658	12.662586	2.13%	806
2005	12.482613	12.398658	-0.67%	831
2004	12.286109	12.482613	1.60%	875
2003	11.974186	12.286109	2.60%	943
2002	11.172482	11.974186	7.18%	2,848
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.020494	10.775348	-2.22%	0
2010	9.969703	11.020494	10.54%	0
2009	8.189864	9.969703	21.73%	0
2008	11.148565	8.189864	-26.54%	0
2007	10.466571	11.148565	6.52%	0
2006*	10.000000	10.466571	4.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594428	10.271433	-3.05%	4,691
2010	9.434977	10.594428	12.29%	4,691
2009	7.472349	9.434977	26.27%	4,691
2008	11.326155	7.472349	-34.03%	0
2007	10.486464	11.326155	8.01%	0
2006*	10.000000	10.486464	4.86%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.191951	9.724152	-4.59%	0
2010	8.960789	10.191951	13.74%	0
2009	6.954853	8.960789	28.84%	0
2008	11.455106	6.954853	-39.29%	0
2007	10.506530	11.455106	9.03%	0
2006*	10.000000	10.506530	5.07%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.883533	13.254352	-4.53%	0
2010	12.090842	13.883533	14.83%	0
2009	9.089529	12.090842	33.02%	28,178
2008	16.154983	9.089529	-43.74%	18,892
2007	14.022824	16.154983	15.20%	9,084
2006	12.815637	14.022824	9.42%	9,083
2005	11.185234	12.815637	14.58%	8,622
2004	9.890473	11.185234	13.09%	8,199
2003	7.858792	9.890473	25.85%	7,199
2002	8.849226	7.858792	-11.19%	4,959
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.074056	9.364355	-7.04%	25,283
2010	8.622442	10.074056	16.84%	28,815
2009	5.959038	8.622442	44.70%	31,608
2008	13.330123	5.959038	-55.30%	531
2007	9.335630	13.330123	42.79%	0
2006*	10.000000	9.335630	-6.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.227459	10.114544	-1.10%	11,339
2010	9.063242	10.227459	12.85%	3,606
2009	7.108684	9.063242	27.50%	13,471
2008	12.654456	7.108684	-43.82%	16,004
2007	12.727104	12.654456	-0.57%	17,173
2006	10.809032	12.727104	17.75%	17,304
2005	10.423208	10.809032	3.70%	16,785
2004	9.544098	10.423208	9.21%	16,063
2003	7.474825	9.544098	27.68%	15,000
2002	9.184896	7.474825	-18.62%	14,972
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.959986	6.973359	0.19%	0
2010	5.740416	6.959986	21.25%	0
2009	4.017686	5.740416	42.88%	0
2008	9.118585	4.017686	-55.94%	0
2007	7.559079	9.118585	20.63%	0
2006	7.320930	7.559079	3.25%	0
2005	6.858317	7.320930	6.75%	0
2004	6.533465	6.858317	4.97%	1,870
2003	5.138966	6.533465	27.14%	1,870
2002	6.712445	5.138966	-23.44%	1,870

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.325692	8.175204	-1.81%	25,503
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0
2007	8.465284	10.529463	24.38%	828
2006	8.088667	8.465284	4.66%	828
2005	7.806203	8.088667	3.62%	1,131
2004	7.709846	7.806203	1.25%	1,131
2003	5.921737	7.709846	30.20%	4,605
2002	8.652786	5.921737	-31.56%	4,547
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952852	11.161431	1.90%	48
2010	9.817019	10.952852	11.57%	48
2009	6.963750	9.817019	40.97%	48
2008	9.477805	6.963750	-26.53%	48
2007	9.417143	9.477805	0.64%	48
2006	8.638300	9.417143	9.02%	97
2005	8.592804	8.638300	0.53%	97
2004	8.005701	8.592804	7.33%	97
2003	6.430462	8.005701	24.50%	3,092
2002	6.329333	6.430462	1.60%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287249	11.509870	1.97%	0
2010	10.127913	11.287249	11.45%	0
2009	7.176448	10.127913	41.13%	0
2008	9.756219	7.176448	-26.44%	0
2007*	10.000000	9.756219	-2.44%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.242475	12.869751	5.12%	296
2010	11.595446	12.242475	5.58%	612
2009	10.223567	11.595446	13.42%	620
2008	10.787773	10.223567	-5.23%	296
2007	10.558795	10.787773	2.17%	296
2006	10.324258	10.558795	2.27%	339
2005	10.314459	10.324258	0.10%	339
2004	10.084062	10.314459	2.28%	367
2003*	10.000000	10.084062	0.84%	272
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.416972	9.994968	-12.46%	21,578
2010	9.047031	11.416972	26.20%	22,641
2009	6.589934	9.047031	37.29%	27,580
2008	11.111064	6.589934	-40.69%	16,025
2007	9.813433	11.111064	13.22%	0
2006*	10.000000	9.813433	-1.87%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0
2007	13.134135	15.092331	14.91%	0
2006	11.356452	13.134135	15.65%	0
2005	9.734736	11.356452	16.66%	0
2004	8.748328	9.734736	11.28%	0
2003	6.230312	8.748328	40.42%	0
2002	7.977219	6.230312	-21.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.099311	11.432665	-18.91%	253
2010	12.724062	14.099311	10.81%	272
2009	10.259392	12.724062	24.02%	283
2008	18.644891	10.259392	-44.97%	283
2007	16.223187	18.644891	14.93%	414
2006	14.027069	16.223187	15.66%	725
2005	12.028740	14.027069	16.61%	303
2004	10.809048	12.028740	11.28%	303
2003	7.695341	10.809048	40.46%	0
2002*	10.000000	7.695341	-23.05%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.924490	12.445310	-10.62%	0
2010	11.230235	13.924490	23.99%	91
2009	7.276890	11.230235	54.33%	357
2008	15.201537	7.276890	-52.13%	483
2007	14.683306	15.201537	3.53%	768
2006	12.887119	14.683306	13.94%	768
2005	12.815288	12.887119	0.56%	768
2004	11.466264	12.815288	11.77%	768
2003	7.411055	11.466264	54.72%	483
2002*	10.000000	7.411055	-25.89%	220
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.408652	11.453388	0.39%	21,871
2010	10.326718	11.408652	10.48%	34,683
2009	7.767215	10.326718	32.95%	37,913
2008	11.261623	7.767215	-31.03%	52
2007	11.070887	11.261623	1.72%	0
2006*	10.000000	11.070887	10.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.120095	9.549979	-5.63%	0
2010	8.049431	10.120095	25.72%	5,174
2009	6.356293	8.049431	26.64%	5,174
2008	9.678516	6.356293	-34.33%	16,271
2007	10.112789	9.678516	-4.29%	0
2006*	10.000000	10.112789	1.13%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.069547	8.755911	-3.46%	3,295
2010	8.389555	9.069547	8.11%	35,303
2009	6.569115	8.389555	27.71%	36,569
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.130997	10.008340	-17.50%	367
2010	10.528137	12.130997	15.22%	395
2009	6.219742	10.528137	69.27%	889
2008	13.403748	6.219742	-53.60%	411
2007	10.623123	13.403748	26.18%	0
2006*	10.000000	10.623123	6.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.632090	12.848624	-12.19%	0
2010	13.731612	14.632090	6.56%	0
2009	10.196956	13.731612	34.66%	0
2008	17.401643	10.196956	-41.40%	0
2007	15.329278	17.401643	13.52%	0
2006	12.845963	15.329278	19.33%	0
2005	11.858367	12.845963	8.33%	0
2004	10.173994	11.858367	16.56%	0
2003	7.827971	10.173994	29.97%	0
2002*	10.000000	7.827971	-21.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.225047	8.955272	-12.42%	2,818
2010	9.619547	10.225047	6.29%	26,506
2009	7.150886	9.619547	34.52%	27,447
2008	12.235605	7.150886	-41.56%	423
2007	10.810452	12.235605	13.18%	0
2006*	10.000000	10.810452	8.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.392568	14.967835	-2.76%	41,956
2010	13.724953	15.392568	12.15%	53,910
2009	11.793991	13.724953	16.37%	60,421
2008	11.325594	11.793991	4.14%	9,454
2007	10.404170	11.325594	8.86%	0
2006*	10.000000	10.404170	4.04%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.935528	8.202219	-17.45%	0
2010	8.758764	9.935528	13.44%	0
2009	7.460945	8.758764	17.39%	0
2008	12.350396	7.460945	-39.59%	0
2007	11.569400	12.350396	6.75%	0
2006*	10.000000	11.569400	15.69%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.137352	8.571877	-6.19%	0
2010	7.504694	9.137352	21.76%	0
2009	5.316617	7.504694	41.16%	0
2008	9.032430	5.316617	-41.14%	0
2007	10.285917	9.032430	-12.19%	0
2006*	10.000000	10.285917	2.86%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873884	10.732006	-1.30%	0
2010	10.030593	10.873884	8.41%	0
2009	8.143076	10.030593	23.18%	0
2008	11.408200	8.143076	-28.62%	0
2007	10.973735	11.408200	3.96%	0
2006*	10.000000	10.973735	9.74%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.303988	9.664296	-6.21%	0
2010	9.011496	10.303988	14.34%	0
2009	6.909831	9.011496	30.42%	0
2008	11.445700	6.909831	-39.63%	0
2007	11.354870	11.445700	0.80%	0
2006*	10.000000	11.354870	13.55%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.885445	13.610299	-1.98%	0
2010	12.268276	13.885445	13.18%	0
2009	7.242818	12.268276	69.39%	0
2008	10.549792	7.242818	-31.35%	0
2007	10.541928	10.549792	0.07%	0
2006*	10.000000	10.541928	5.42%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.806623	11.978663	-6.47%	0
2010	10.715959	12.806623	19.51%	0
2009	7.008823	10.715959	52.89%	0
2008	11.639726	7.008823	-39.79%	0
2007	10.768540	11.639726	8.09%	0
2006*	10.000000	10.768540	7.69%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.234161	11.096947	-9.30%	0
2010	10.592030	12.234161	15.50%	0
2009	7.505659	10.592030	41.12%	0
2008	10.701194	7.505659	-29.86%	0
2007	10.715919	10.701194	-0.14%	0
2006*	10.000000	10.715919	7.16%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343252	8.981916	-3.87%	0
2010	7.324424	9.343252	27.56%	0
2009	5.525408	7.324424	32.56%	0
2008	10.678393	5.525408	-48.26%	0
2007	10.313926	10.678393	3.53%	0
2006*	10.000000	10.313926	3.14%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.149801	8.584014	-6.18%	0
2010	7.999823	9.149801	14.38%	0
2009	6.121553	7.999823	30.68%	0
2008	9.921479	6.121553	-38.30%	0
2007	10.786667	9.921479	-8.02%	0
2006*	10.000000	10.786667	7.87%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302551	8.934918	-13.27%	0
2010*	10.000000	10.302551	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.428019	12.178461	-2.01%	0
2010	11.569516	12.428019	7.42%	0
2009	9.197045	11.569516	25.80%	0
2008	13.427577	9.197045	-31.51%	0
2007	12.667877	13.427577	6.00%	0
2006	11.070091	12.667877	14.43%	0
2005	10.720124	11.070091	3.26%	0
2004	10.033413	10.720124	6.84%	0
2003	8.224372	10.033413	22.00%	0
2002	9.936519	8.224372	-17.23%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551925	10.755250	1.93%	0
2010	10.220703	10.551925	3.24%	0
2009	8.164449	10.220703	25.19%	0
2008	11.665740	8.164449	-30.01%	0
2007	10.637883	11.665740	9.66%	0
2006*	10.000000	10.637883	6.38%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.488659	8.698382	-8.33%	0
2010	8.234961	9.488659	15.22%	0
2009	6.385572	8.234961	28.96%	0
2008	11.766113	6.385572	-45.73%	0
2007	12.705239	11.766113	-7.39%	0
2006*	10.000000	12.705239	27.05%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.597144	16.091361	-8.56%	0
2010	15.901378	17.597144	10.66%	0
2009	11.991466	15.901378	32.61%	0
2008	20.513983	11.991466	-41.54%	0
2007	18.239352	20.513983	12.47%	0
2006	14.505526	18.239352	25.74%	0
2005	12.544162	14.505526	15.64%	0
2004	10.316906	12.544162	21.59%	0
2003	8.152603	10.316906	26.55%	0
2002*	10.000000	8.152603	-18.47%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.085872	-9.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.712454	19.755670	-9.01%	11,187
2010	20.376262	21.712454	6.56%	11,407
2009*	10.000000	20.376262	22.61%	11,820
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.994951	8.207635	-8.75%	9,045
2010	8.615511	8.994951	4.40%	53,804
2009	6.017725	8.615511	43.17%	50,711
2008	11.021149	6.017725	-45.40%	2,803
2007	8.227353	11.021149	33.96%	2,262
2006	7.689536	8.227353	6.99%	2,311
2005	6.967145	7.689536	10.37%	2,730
2004	6.023371	6.967145	15.67%	2,762
2003	5.109290	6.023371	17.89%	2,659
2002	6.198324	5.109290	-17.57%	1,932
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.633509	4.149957	-10.44%	0
2010	3.798793	4.633509	21.97%	0
2009	2.469354	3.798793	53.84%	0
2008	4.495213	2.469354	-45.07%	0
2007	3.767580	4.495213	19.31%	265
2006	3.563365	3.767580	5.73%	265
2005	3.257732	3.563365	9.38%	265
2004	3.303823	3.257732	-1.40%	265
2003	2.300349	3.303823	43.62%	265
2002	3.972038	2.300349	-42.09%	2,909
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.039588	10.641203	-33.66%	0
2010	13.084755	16.039588	22.58%	0
2009	7.452258	13.084755	75.58%	0
2008	15.911129	7.452258	-53.16%	0
2007	12.677177	15.911129	25.51%	0
2006	8.817110	12.677177	43.78%	0
2005	6.815092	8.817110	29.38%	0
2004	5.856236	6.815092	16.37%	0
2003	4.439471	5.856236	31.91%	0
2002	6.098839	4.439471	-27.21%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.756986	13.780770	0.17%	0
2010	11.364802	13.756986	21.05%	0
2009	9.148446	11.364802	24.23%	0
2008	13.969789	9.148446	-34.51%	0
2007	13.907899	13.969789	0.44%	0
2006	12.139383	13.907899	14.57%	0
2005	11.335773	12.139383	7.09%	0
2004*	10.000000	11.335773	13.36%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.824054	12.515839	-2.40%	0
2010	11.759903	12.824054	9.05%	0
2009	9.794748	11.759903	20.06%	69
2008	14.853192	9.794748	-34.06%	16,944
2007	14.080921	14.853192	5.48%	0
2006	11.916542	14.080921	18.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702750	10.307925	-3.69%	20,820
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.559188	5.413368	-2.62%	0
2010	4.754531	5.559188	16.92%	0
2009	3.633034	4.754531	30.87%	0
2008	6.045400	3.633034	-39.90%	0
2007	5.158135	6.045400	17.20%	0
2006	4.954837	5.158135	4.10%	0
2005	4.744656	4.954837	4.43%	0
2004	4.474066	4.744656	6.05%	0
2003	3.437514	4.474066	30.15%	6,020
2002	4.918714	3.437514	-30.11%	6,020
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.795938	13.614932	-1.31%	154
2010	12.400504	13.795938	11.25%	154
2009*	10.000000	12.400504	24.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.922759	9.820076	-1.03%	4,751
2010	9.034298	9.922759	9.83%	4,751
2009	7.465869	9.034298	21.01%	4,751
2008	10.843154	7.465869	-31.15%	0
2007	10.420045	10.843154	4.06%	0
2006*	10.000000	10.420045	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0
2007	10.402195	10.502388	0.96%	0
2006*	10.000000	10.402195	4.02%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938302	9.726901	-11.07%	375
2010	10.023020	10.938302	9.13%	404
2009	7.218983	10.023020	38.84%	420
2008	11.998783	7.218983	-39.84%	420
2007	10.701461	11.998783	12.12%	0
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.680230	9.046835	-6.54%	2,425
2010	8.352911	9.680230	15.89%	28,470
2009	6.138425	8.352911	36.08%	31,498
2008	11.222723	6.138425	-45.30%	0
2007	10.229939	11.222723	9.70%	0
2006*	10.000000	10.229939	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	5,405
2009	5.928601	7.597040	28.14%	5,405
2008	9.762924	5.928601	-39.27%	0
2007*	10.000000	9.762924	-2.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.355984	14.614117	1.80%	473
2010	12.939285	14.355984	10.95%	473
2009	9.038731	12.939285	43.15%	1,071
2008	12.801773	9.038731	-29.39%	1,434
2007	12.660879	12.801773	1.11%	1,661
2006	11.674092	12.660879	8.45%	1,703
2005	11.628808	11.674092	0.39%	2,249
2004	10.772386	11.628808	7.95%	2,297
2003	8.985305	10.772386	19.89%	4,855
2002	8.877656	8.985305	1.21%	1,238
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.786356	13.014944	1.79%	0
2010	11.523960	12.786356	10.95%	0
2009	8.045559	11.523960	43.23%	0
2008	11.412324	8.045559	-29.50%	0
2007	11.283062	11.412324	1.15%	0
2006	10.404099	11.283062	8.45%	0
2005*	10.000000	10.404099	4.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.694908	7.535066	-13.34%	0
2010	7.670556	8.694908	13.35%	183
2009	5.114449	7.670556	49.98%	0
2008*	10.000000	5.114449	-48.86%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192952	9.967594	-2.21%	189
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.859763	12.332403	3.99%	76
2010	11.187800	11.859763	6.01%	244
2009	9.799538	11.187800	14.17%	253
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.160228	18.389080	-23.89%	0
2010	21.209456	24.160228	13.91%	0
2009	13.245123	21.209456	60.13%	0
2008	31.984109	13.245123	-58.59%	0
2007	22.409190	31.984109	42.73%	0
2006	16.715714	22.409190	34.06%	0
2005	12.852297	16.715714	30.06%	0
2004	10.855897	12.852297	18.39%	0
2003	6.699200	10.855897	62.05%	0
2002	8.060116	6.699200	-16.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.923073	20.487332	-23.90%	15,189
2010	23.626950	26.923073	13.95%	16,820
2009	14.739430	23.626950	60.30%	19,407
2008	35.649755	14.739430	-58.65%	7,405
2007	24.982737	35.649755	42.70%	261
2006	18.645428	24.982737	33.99%	841
2005	14.334085	18.645428	30.08%	864
2004	12.106188	14.334085	18.40%	888
2003	7.472752	12.106188	62.00%	0
2002*	10.000000	7.472752	-25.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.635642	15.392237	5.17%	120
2010	14.245487	14.635642	2.74%	197
2009	14.148403	14.245487	0.69%	1,686
2008	13.395641	14.148403	5.62%	17,152
2007	12.750712	13.395641	5.06%	1,623
2006	12.583156	12.750712	1.33%	2,233
2005	12.427143	12.583156	1.26%	2,258
2004	12.273884	12.427143	1.25%	3
2003	12.272524	12.273884	0.01%	2,818
2002	11.277822	12.272524	8.82%	3,311
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063583	9.788870	-11.52%	0
2010	9.959684	11.063583	11.08%	0
2009	7.830398	9.959684	27.19%	0
2008	14.805206	7.830398	-47.11%	0
2007	11.877044	14.805206	24.65%	0
2006	9.109532	11.877044	30.38%	0
2005	7.134712	9.109532	27.68%	0
2004	6.372114	7.134712	11.97%	0
2003	4.791752	6.372114	32.98%	0
2002	6.439422	4.791752	-25.59%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.829832	15.775608	-11.52%	598
2010	16.053771	17.829832	11.06%	435
2009	12.626552	16.053771	27.14%	452
2008	23.865994	12.626552	-47.09%	17,129
2007	19.145342	23.865994	24.66%	0
2006	14.685797	19.145342	30.37%	0
2005	11.505225	14.685797	27.64%	0
2004	10.261213	11.505225	12.12%	0
2003	7.732842	10.261213	32.70%	0
2002*	10.000000	7.732842	-22.67%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.932550	12.182302	-5.80%	0
2010	11.506310	12.932550	12.40%	0
2009	9.225337	11.506310	24.73%	0
2008	14.898112	9.225337	-38.08%	0
2007	14.341512	14.898112	3.88%	0
2006	12.514870	14.341512	14.60%	0
2005	11.825111	12.514870	5.83%	0
2004	10.576701	11.825111	11.80%	0
2003	8.180038	10.576701	29.30%	0
2002*	10.000000	8.180038	-18.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.943182	12.054063	0.93%	0
2010	11.502838	11.943182	3.83%	0
2009	10.754578	11.502838	6.96%	0
2008	11.671436	10.754578	-7.86%	419
2007	11.296906	11.671436	3.32%	583
2006	10.852024	11.296906	4.10%	583
2005	10.712983	10.852024	1.30%	614
2004	10.440308	10.712983	2.61%	667
2003	9.867718	10.440308	5.80%	705
2002*	10.000000	9.867718	-1.32%	404

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.680271	12.428500	-1.99%	172
2010	11.659805	12.680271	8.75%	21,972
2009	9.981650	11.659805	16.81%	30,188
2008	13.254940	9.981650	-24.69%	20,142
2007	12.795804	13.254940	3.59%	1,616
2006	11.719089	12.795804	9.19%	1,616
2005	11.345172	11.719089	3.30%	1,616
2004	10.563437	11.345172	7.40%	2,217
2003	8.973976	10.563437	17.71%	2,261
2002*	10.000000	8.973976	-10.26%	4,564
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.967297	12.444534	-4.03%	0
2010	11.720746	12.967297	10.64%	891
2009	9.609780	11.720746	21.97%	891
2008	14.285581	9.609780	-32.73%	891
2007	13.726986	14.285581	4.07%	891
2006	12.222044	13.726986	12.31%	891
2005	11.641115	12.222044	4.99%	891
2004	10.591735	11.641115	9.91%	1,826
2003	8.529580	10.591735	24.18%	1,826
2002*	10.000000	8.529580	-14.70%	169
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480250	12.489824	0.08%	0
2010	11.729417	12.480250	6.40%	316
2009	10.442150	11.729417	12.33%	324
2008	12.535829	10.442150	-16.70%	1,108
2007	12.078751	12.535829	3.78%	1,278
2006	11.361342	12.078751	6.31%	1,278
2005	11.089202	11.361342	2.45%	1,310
2004	10.554142	11.089202	5.07%	1,365
2003	9.467085	10.554142	11.48%	1,405
2002*	10.000000	9.467085	-5.33%	929
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.750496	13.181732	-4.14%	4,092
2010	12.889540	13.750496	6.68%	28,493
2009*	10.000000	12.889540	28.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.065065	19.173958	-4.44%	10,273
2010	16.215096	20.065065	23.74%	1,096
2009	12.092805	16.215096	34.09%	1,752
2008	19.412092	12.092805	-37.70%	2,417
2007	18.408643	19.412092	5.45%	2,883
2006	17.084241	18.408643	7.75%	2,916
2005	15.542473	17.084241	9.92%	2,916
2004	13.696747	15.542473	13.48%	2,839
2003	10.374056	13.696747	32.03%	5,041
2002	12.492426	10.374056	-16.96%	3,484

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627691	10.421021	-1.94%	699
2010	10.839035	10.627691	-1.95%	699
2009	11.049962	10.839035	-1.91%	1,390
2008	11.042934	11.049962	0.06%	25,591
2007	10.748619	11.042934	2.74%	7,992
2006	10.486717	10.748619	2.50%	1,199
2005	10.416772	10.486717	0.67%	389
2004	10.538430	10.416772	-1.15%	274
2003	10.681191	10.538430	-1.34%	155
2002	10.763223	10.681191	-0.76%	47
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.300383	14.800176	3.49%	14,854
2010	13.188386	14.300383	8.43%	0
2009	10.814092	13.188386	21.96%	0
2008	13.335007	10.814092	-18.90%	0
2007	13.000381	13.335007	2.57%	230
2006	12.646355	13.000381	2.80%	608
2005	12.621996	12.646355	0.19%	608
2004	12.083481	12.621996	4.46%	608
2003	10.991915	12.083481	9.93%	587
2002	10.456814	10.991915	5.12%	462
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.997924	13.335045	-11.09%	0
2010	13.401353	14.997924	11.91%	0
2009*	10.000000	13.401353	34.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.066203	8.057028	-11.13%	4,713
2010	8.108236	9.066203	11.81%	4,746
2009	6.060022	8.108236	33.80%	1,688
2008*	10.000000	6.060022	-39.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.058492	12.385907	-17.75%	52
2010	14.473078	15.058492	4.04%	52
2009	11.368735	14.473078	27.31%	52
2008	21.606235	11.368735	-47.38%	52
2007	21.410719	21.606235	0.91%	288
2006	17.788904	21.410719	20.36%	296
2005	16.190131	17.788904	9.87%	296
2004	13.730108	16.190131	17.92%	279
2003*	10.000000	13.730108	37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.052466	8.618346	-4.80%	1,328
2010	7.992670	9.052466	13.26%	1,431
2009	6.281234	7.992670	27.25%	0
2008*	10.000000	6.281234	-37.19%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377828	9.582562	-7.66%	0
2010*	10.000000	10.377828	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	0
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.605552	9.020227	-6.09%	3,854
2010	7.724714	9.605552	24.35%	6,164
2009	6.197482	7.724714	24.64%	5,807
2008*	10.000000	6.197482	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.008039	9.585454	-4.22%	466
2010	8.531911	10.008039	17.30%	466
2009	6.669444	8.531911	27.93%	466
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.977129	12.642071	-2.58%	51
2010	10.550165	12.977129	23.00%	51
2009	8.441780	10.550165	24.98%	51
2008	16.069497	8.441780	-47.47%	188
2007	14.934656	16.069497	7.60%	1,812
2006	14.757674	14.934656	1.20%	1,812
2005	13.923705	14.757674	5.99%	1,812
2004	12.520788	13.923705	11.20%	1,812
2003	13.507152	12.520788	31.65%	1,570
2002	9.510606	9.510606	-34.59%	1,718
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.935386	20.417843	-6.92%	176
2010	17.670139	21.935386	24.14%	176
2009	14.278474	17.670139	23.75%	898
2008	21.464240	14.278474	-33.48%	1,014
2007	23.514801	21.464240	-8.72%	2,337
2006	20.445386	23.514801	15.01%	2,337
2005	20.229150	20.445386	1.07%	2,345
2004	17.588746	20.229150	15.01%	2,345
2003	11.436036	17.588746	53.80%	2,625
2002	16.013702	11.436036	-28.59%	2,353

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.464082	19.876331	-7.40%	209
2010	17.467774	21.464082	22.88%	1,831
2009	13.225620	17.467774	32.08%	2,102
2008	21.823314	13.225620	-39.40%	10,807
2007	21.795083	21.823314	0.13%	3,189
2006	19.839045	21.795083	9.86%	3,189
2005	18.013574	19.839045	10.13%	3,189
2004	15.435486	18.013574	16.70%	3,018
2003	11.163516	15.435486	38.27%	2,675
2002	13.772426	11.163516	-18.94%	2,068
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.729935	8.605305	-1.43%	307
2010	7.847906	8.729935	11.24%	307
2009	6.347507	7.847906	23.64%	1,823
2008	11.077166	6.347507	-42.70%	2,020
2007	10.444186	11.077166	6.06%	2,020
2006	9.373836	10.444186	11.42%	2,020
2005	8.897570	9.373836	5.35%	2,339
2004	8.268230	8.897570	7.61%	2,228
2003	6.613060	8.268230	25.03%	2,210
2002	8.160969	6.613060	-18.97%	1,884
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.124840	9.528942	4.43%	1,484
2010	7.148516	9.124840	27.65%	1,331
2009	5.572514	7.148516	28.28%	2,581
2008*	10.000000	5.572514	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.713248	8.345003	-4.23%	49,501
2010	7.675761	8.713248	13.52%	0
2009	6.089825	7.675761	26.04%	0
2008	9.857669	6.089825	-38.22%	16,729
2007	10.282762	9.857669	-4.13%	548
2006	9.047598	10.282762	13.65%	548
2005	8.851094	9.047598	2.22%	548
2004	7.682654	8.851094	15.21%	548
2003	5.961415	7.682654	28.87%	548
2002	8.122414	5.961415	-26.61%	247

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.012366	9.845998	-1.66%	0
2010	9.698889	10.012366	3.23%	0
2009	8.728489	9.698889	11.12%	0
2008	10.283009	8.728489	-15.12%	0
2007	10.010930	10.283009	2.72%	0
2006	9.797782	10.010930	2.18%	0
2005	9.849942	9.797782	-0.53%	0
2004	9.968174	9.849942	-1.19%	0
2003*	10.000000	9.968174	-0.32%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320344	10.982309	-2.99%	0
2010	9.652335	11.320344	17.28%	0
2009	8.019545	9.652335	20.36%	0
2008	13.513661	8.019545	-40.66%	0
2007	13.713341	13.513661	-1.46%	0
2006	13.287497	13.713341	3.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0
2007	13.125973	13.848384	5.50%	0
2006	11.773048	13.125973	11.49%	0
2005	11.236012	11.773048	4.78%	0
2004*	10.000000	11.236012	12.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.221850	9.907754	-3.07%	0
2010	9.527772	10.221850	7.28%	0
2009	6.723863	9.527772	41.70%	6,309
2008	12.587628	6.723863	-46.58%	8,625
2007	11.247833	12.587628	11.91%	10,685
2006	10.626304	11.247833	5.85%	10,685
2005	10.311271	10.626304	3.06%	10,685
2004	9.834176	10.311271	4.85%	10,382
2003	7.659427	9.834176	28.39%	9,980
2002	10.680788	7.659427	-28.29%	8,520
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.395960	18.345223	-10.05%	240
2010	17.936025	20.395960	13.72%	1,966
2009	13.094586	17.936025	36.97%	1,974
2008	22.331478	13.094586	-41.36%	3,308
2007	21.420494	22.331478	4.25%	3,377
2006	18.561920	21.420494	15.40%	3,378
2005	16.556153	18.561920	12.11%	3,383
2004	14.166030	16.556153	16.87%	2,323
2003*	10.000000	14.166030	41.66%	1,408

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.591968	11.323222	-10.08%	104
2010	11.074178	12.591968	13.71%	1,321
2009	8.080617	11.074178	37.05%	4,304
2008	13.779357	8.080617	-41.36%	6,601
2007	13.219542	13.779357	4.23%	8,819
2006	11.455061	13.219542	15.40%	8,819
2005	10.219918	11.455061	12.09%	8,857
2004	8.746892	10.219918	16.84%	8,925
2003	6.237297	8.746892	40.24%	9,931
2002	8.169938	6.237297	-23.66%	10,664
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.757700	2.653229	-3.79%	0
2010	2.452396	2.757700	12.45%	0
2009	1.973259	2.452396	24.28%	0
2008	9.534642	1.973259	-79.30%	0
2007*	10.000000	9.534642	-4.65%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.966120	2.840438	-4.24%	0
2010	2.634787	2.966120	12.58%	0
2009	2.144299	2.634787	22.87%	0
2008	10.254653	2.144299	-79.09%	0
2007	10.470370	10.254653	-2.06%	0
2006*	10.000000	10.470370	4.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.335789	9.152790	-1.96%	419
2010	8.200402	9.335789	13.85%	419
2009	6.519459	8.200402	25.78%	1,118
2008	10.806734	6.519459	-39.67%	2,388
2007	10.555857	10.806734	2.38%	4,887
2006	9.358973	10.555857	12.79%	4,949
2005	9.006305	9.358973	3.92%	4,992
2004	8.391578	9.006305	7.33%	5,054
2003	6.753762	8.391578	24.25%	8,329
2002	8.482808	6.753762	-20.38%	8,719
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574904	9.180841	-4.12%	0
2010	7.913023	9.574904	21.00%	0
2009	5.882427	7.913023	34.52%	0
2008	9.650339	5.882427	-39.04%	0
2007	9.963886	9.650339	-3.15%	0
2006*	10.000000	9.963886	-0.36%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.062436	8.983442	-0.87%	228
2010	7.250986	9.062436	24.98%	432
2009	5.576745	7.250986	30.02%	932
2008	11.167549	5.576745	-50.06%	932
2007	10.712508	11.167549	4.25%	932
2006	10.611375	10.712508	0.95%	932
2005	9.634122	10.611375	10.14%	932
2004	8.203305	9.634122	17.44%	932
2003	6.661537	8.203305	23.14%	932
2002	9.409133	6.661537	-29.20%	880
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.606488	12.338602	6.31%	17,185
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.243820	11.136275	-0.96%	2,640
2010	10.902078	11.243820	3.13%	37,207
2009*	10.000000	10.902078	9.02%	38,404
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.277776	13.443812	9.50%	0
2010	11.582447	12.277776	6.00%	0
2009	9.981536	11.582447	16.04%	0
2008	10.949169	9.981536	-8.84%	0
2007	10.093577	10.949169	8.48%	0
2006*	10.000000	10.093577	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.417869	13.631198	1.59%	0
2010	12.657752	13.417869	6.01%	0
2009	11.321294	12.657752	11.80%	0
2008	11.022992	11.321294	2.71%	0
2007	10.339449	11.022992	6.61%	0
2006*	10.000000	10.339449	3.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.960299	-0.40%	24,613
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.274972	10.579456	-13.81%	0
2010	9.632767	12.274972	27.43%	0
2009	6.216202	9.632767	54.96%	0
2008	11.176027	6.216202	-44.38%	0
2007	10.963455	11.176027	1.94%	0
2006*	10.000000	10.963455	9.63%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685791	9.114130	-5.90%	0
2010	8.825431	9.685791	9.75%	0
2009	7.596014	8.825431	16.19%	0
2008	12.382062	7.596014	-38.65%	0
2007	13.417216	12.382062	-7.72%	0
2006	11.282030	13.417216	18.93%	0
2005	10.762573	11.282030	4.83%	0
2004	9.698627	10.762573	10.97%	0
2003	8.001454	9.698627	21.21%	0
2002	10.155780	8.001454	-21.21%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.574781	9.610245	-9.12%	0
2010	9.380061	10.574781	12.74%	0
2009	7.638446	9.380061	22.80%	0
2008	12.610987	7.638446	-39.43%	0
2007	12.602692	12.610987	0.07%	0
2006	11.106099	12.602692	13.48%	0
2005	10.608366	11.106099	4.69%	0
2004	9.667800	10.608366	9.73%	0
2003	7.858057	9.667800	23.03%	0
2002	10.177758	7.858057	-22.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.655266	11.038130	3.59%	84
2010	10.142479	10.655266	5.06%	0
2009	9.434234	10.142479	7.51%	0
2008	10.715375	9.434234	-11.96%	0
2007	10.364427	10.715375	3.39%	0
2006*	10.000000	10.364427	3.64%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.350685	28.704903	4.95%	0
2010	25.417495	27.350685	7.61%	0
2009	19.908510	25.417495	27.67%	0
2008	23.881179	19.908510	-16.64%	0
2007	22.865085	23.881179	4.44%	0
2006	21.044221	22.865085	8.65%	377
2005	19.119244	21.044221	10.07%	393
2004	17.716758	19.119244	7.92%	408
2003	14.131254	17.716758	25.37%	1,855
2002	13.195391	14.131254	7.09%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.768252	12.059172	-5.55%	0
2010	12.321668	12.768252	3.62%	0
2009	9.482191	12.321668	29.95%	0
2008	17.464982	9.482191	-45.71%	0
2007	15.545977	17.464982	12.34%	0
2006	12.669808	15.545977	22.70%	0
2005	11.633387	12.669808	8.91%	0
2004	10.107185	11.633387	15.10%	0
2003	8.089937	10.107185	24.94%	0
2002*	10.000000	8.089937	-19.10%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.547523	23.699506	-27.18%	0
2010	26.169971	32.547523	24.37%	0
2009	12.519976	26.169971	109.03%	0
2008	36.257411	12.519976	-65.47%	0
2007	26.873484	36.257411	34.92%	0
2006	19.647169	26.873484	36.78%	0
2005	15.179571	19.647169	29.43%	0
2004	12.297423	15.179571	23.44%	0
2003	8.133920	12.297423	51.19%	0
2002	8.543787	8.133920	-4.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.141014	34.522793	-18.08%	0
2010	33.255810	42.141014	26.72%	0
2009	21.530025	33.255810	54.46%	0
2008	40.759874	21.530025	-47.18%	0
2007	28.601879	40.759874	42.51%	0
2006	23.430406	28.601879	22.07%	0
2005	15.754131	23.430406	48.73%	0
2004	12.933607	15.754131	21.81%	0
2003	9.110404	12.933607	41.97%	0
2002	9.562673	9.110404	-4.73%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081451	10.123931	-8.64%	0
2010	10.059857	11.081451	10.16%	0
2009	8.074774	10.059857	24.58%	0
2008	13.254857	8.074774	-39.08%	0
2007	12.296165	13.254857	7.80%	0
2006	11.030864	12.296165	11.47%	0
2005	10.344787	11.030864	6.63%	0
2004	9.620573	10.344787	7.53%	0
2003	7.269573	9.620573	32.34%	0
2002	9.684882	7.269573	-24.94%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	78
2009*	10.000000	13.029408	30.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.852188	15.091716	-10.45%	0
2010	13.583898	16.852188	24.06%	0
2009	9.716363	13.583898	39.80%	0
2008	15.431399	9.716363	-37.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.050697	13.197507	9.52%	0
2010	11.697752	12.050697	3.02%	0
2009	10.830197	11.697752	8.01%	0
2008	11.229625	10.830197	-3.56%	0
2007	10.466370	11.229625	7.29%	1,147
2006	10.512510	10.466370	-0.44%	1,147
2005	10.561415	10.512510	-0.46%	1,147
2004	10.185123	10.561415	3.69%	1,147
2003*	10.000000	10.185123	1.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.073006	9.168652	1.05%	597
2010	8.110633	9.073006	11.87%	607
2009	7.007973	8.110633	15.73%	620
2008	10.932418	7.007973	-35.90%	439
2007	11.164302	10.932418	-2.08%	971
2006	9.729006	11.164302	14.75%	966
2005	9.487595	9.729006	2.54%	969
2004	8.567953	9.487595	10.73%	969
2003	6.758745	8.567953	26.77%	973
2002	8.553813	6.758745	-20.99%	974
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.481634	9.897247	-13.80%	0
2010	10.341079	11.481634	11.03%	0
2009	7.888549	10.341079	31.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.624313	11.313268	-2.68%	0
2010	9.946317	11.624313	16.87%	0
2009	7.810467	9.946317	27.35%	0
2008	10.535179	7.810467	-25.86%	0
2007	11.005109	10.535179	-4.27%	0
2006*	10.000000	11.005109	10.05%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.180065	14.038017	-1.00%	0
2010	12.756885	14.180065	11.16%	0
2009	10.860052	12.756885	17.47%	5,876
2008	15.134533	10.860052	-28.24%	5,584
2007	16.281761	15.134533	-7.05%	6,773
2006	14.001311	16.281761	16.29%	7,369
2005	13.601526	14.001311	2.94%	7,704
2004	12.139101	13.601526	12.05%	8,115
2003	9.605080	12.139101	26.38%	8,235
2002	11.216937	9.605080	-14.37%	6,564

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.923966	12.204946	-5.56%	622
2010	12.014804	12.923966	7.57%	650
2009*	10.000000	12.014804	20.15%	716
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.330927	14.123915	-1.44%	0
2010	11.621599	14.330927	23.31%	0
2009	9.485040	11.621599	22.53%	0
2008	14.010025	9.485040	-32.30%	0
2007	14.391831	14.010025	-2.65%	0
2006	12.835064	14.391831	12.13%	0
2005	12.212803	12.835064	5.10%	0
2004	10.224364	12.212803	19.45%	0
2003	7.572039	10.224364	35.03%	0
2002*	10.000000	7.572039	-24.28%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.629107	7.544228	-1.11%	0
2010	6.780149	7.629107	12.52%	0
2009	5.172489	6.780149	31.08%	201
2008	8.049148	5.172489	-35.74%	201
2007	7.620978	8.049148	5.62%	201
2006	7.120901	7.620978	7.02%	0
2005	7.012263	7.120901	1.55%	0
2004	6.736948	7.012263	4.09%	0
2003	5.455641	6.736948	23.49%	0
2002	7.835121	5.455641	-30.37%	295
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.794179	8.780490	-0.16%	1,403
2010	7.814034	8.794179	12.54%	1,751
2009	6.311420	7.814034	23.81%	1,991
2008	10.246035	6.311420	-38.40%	2,566
2007	9.934209	10.246035	3.14%	2,593
2006	8.776217	9.934209	13.19%	2,381
2005	8.553497	8.776217	2.60%	2,394
2004	7.888621	8.553497	8.43%	4,171
2003	6.270812	7.888621	25.80%	2,394
2002	8.242137	6.270812	-23.92%	2,143
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080416	10.769594	6.84%	1,050
2010	8.919694	10.080416	13.01%	1,152
2009	7.426396	8.919694	20.11%	1,179
2008	10.756980	7.426396	-30.96%	1,167
2007	10.246854	10.756980	4.98%	1,426
2006	8.976307	10.246854	14.15%	2,202
2005	8.774806	8.976307	2.30%	2,159
2004	8.523748	8.774806	2.95%	2,475
2003	7.178001	8.523748	18.75%	2,160
2002	8.794635	7.178001	-18.38%	652

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.726035	11.764688	-20.11%	0
2010	14.385457	14.726035	2.37%	0
2009	11.207654	14.385457	28.35%	0
2008	18.246667	11.207654	-38.58%	0
2007	17.878494	18.246667	2.06%	0
2006	14.879794	17.878494	20.15%	0
2005	13.569205	14.879794	9.66%	0
2004	11.536161	13.569205	17.62%	0
2003	8.632815	11.536161	33.63%	0
2002	10.036306	8.632815	-13.98%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606325	8.955274	-15.57%	0
2010	8.252052	10.606325	28.53%	0
2009	6.680955	8.252052	23.52%	0
2008	10.924431	6.680955	-38.84%	0
2007	12.535059	10.924431	-12.85%	0
2006	12.325533	12.535059	1.70%	0
2005	11.886758	12.325533	3.69%	0
2004	10.893880	11.886758	9.11%	0
2003	8.440984	10.893880	29.06%	0
2002	10.650190	8.440984	-20.74%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.852467	14.887012	0.23%	1,802
2010	13.967650	14.852467	6.33%	1,778
2009	11.834259	13.967650	18.03%	1,738
2008	13.025028	11.834259	-9.14%	1,649
2007	12.613224	13.025028	3.26%	3,465
2006	12.356608	12.613224	2.08%	3,416
2005	12.446617	12.356608	-0.72%	3,027
2004	12.256937	12.446617	1.55%	3,517
2003	11.951842	12.256937	2.55%	3,112
2002	11.157316	11.951842	7.12%	2,600
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.994254	10.744231	-2.27%	0
2010	9.951046	10.994254	10.48%	0
2009	8.178717	9.951046	21.67%	0
2008	11.139084	8.178717	-26.58%	0
2007	10.463031	11.139084	6.46%	0
2006*	10.000000	10.463031	4.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.569236	10.241793	-3.10%	0
2010	9.417332	10.569236	12.23%	0
2009	7.462168	9.417332	26.20%	0
2008	11.316515	7.462168	-34.06%	0
2007	10.482916	11.316515	7.95%	0
2006*	10.000000	10.482916	4.83%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.167697	9.696068	-4.64%	0
2010	8.944020	10.167697	13.68%	0
2009	6.945378	8.944020	28.78%	0
2008	11.445346	6.945378	-39.32%	0
2007	10.502972	11.445346	8.97%	0
2006*	10.000000	10.502972	5.03%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801124	13.168968	-4.58%	0
2010	12.025206	13.801124	14.77%	0
2009	9.044809	12.025206	32.95%	1,365
2008	16.083730	9.044809	-43.76%	13,430
2007	13.968135	16.083730	15.15%	15,312
2006	12.772158	13.968135	9.36%	5,898
2005	11.152948	12.772158	14.52%	2,767
2004	9.866963	11.152948	13.03%	3,194
2003	7.844111	9.866963	25.79%	1,843
2002	8.837210	7.844111	-11.24%	432
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050061	9.337284	-7.09%	838
2010	8.606295	10.050061	16.78%	838
2009	5.950919	8.606295	44.62%	838
2008	13.318792	5.950919	-55.32%	838
2007	9.332470	13.318792	42.71%	838
2006*	10.000000	9.332470	-6.68%	785
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.166784	10.049420	-1.15%	2,009
2010	9.014061	10.166784	12.79%	2,018
2009	7.073720	9.014061	27.43%	4,283
2008	12.598676	7.073720	-43.85%	9,328
2007	12.677501	12.598676	-0.62%	8,810
2006	10.772376	12.677501	17.69%	8,853
2005	10.393148	10.772376	3.65%	9,709
2004	9.521414	10.393148	9.16%	10,007
2003	7.460863	9.521414	27.62%	10,031
2002	9.172426	7.460863	-18.66%	4,751
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.918700	6.928454	0.14%	0
2010	5.709273	6.918700	21.18%	0
2009	3.997932	5.709273	42.81%	0
2008	9.078401	3.997932	-55.96%	0
2007	7.529618	9.078401	20.57%	0
2006	7.296111	7.529618	3.20%	0
2005	6.838535	7.296111	6.69%	0
2004	6.517942	6.838535	4.92%	0
2003	5.129369	6.517942	27.07%	0
2002	6.703332	5.129369	-23.48%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.276274	8.122539	-1.86%	1,457
2010	6.807388	8.276274	21.58%	1,456
2009	5.420543	6.807388	25.58%	1,919
2008	10.483018	5.420543	-48.29%	1,949
2007	8.432255	10.483018	24.32%	2,730
2006	8.061206	8.432255	4.60%	2,909
2005	7.783662	8.061206	3.57%	2,905
2004	7.691507	7.783662	1.20%	2,903
2003	5.910677	7.691507	30.13%	2,901
2002	8.641032	5.910677	-31.60%	2,411
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
2007	9.380419	9.436010	0.59%	21
2006	8.608998	9.380419	8.96%	190
2005	8.568021	8.608998	0.48%	199
2004	7.986680	8.568021	7.28%	460
2003	6.418462	7.986680	24.43%	616
2002	6.320746	6.418462	1.55%	328
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.266153	11.482520	1.92%	49
2010	10.114139	11.266153	11.39%	50
2009	7.170337	10.114139	41.06%	50
2008	9.752895	7.170337	-26.48%	76
2007*	10.000000	9.752895	-2.47%	172
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.194690	12.812993	5.07%	0
2010	11.556085	12.194690	5.53%	0
2009	10.194060	11.556085	13.36%	0
2008	10.762125	10.194060	-5.28%	0
2007	10.539097	10.762125	2.12%	0
2006	10.310242	10.539097	2.22%	0
2005	10.305686	10.310242	0.04%	0
2004	10.080627	10.305686	2.23%	0
2003*	10.000000	10.080627	0.81%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.389829	9.966135	-12.50%	489
2010	9.030104	11.389829	26.13%	489
2009	6.580963	9.030104	37.22%	489
2008	11.101611	6.580963	-40.72%	13,129
2007	9.810111	11.101611	13.16%	13,129
2006*	10.000000	9.810111	-1.90%	517

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0
2007	13.082933	15.025802	14.85%	0
2006	11.317935	13.082933	15.59%	0
2005	9.706658	11.317935	16.60%	0
2004	8.727539	9.706658	11.22%	0
2003	6.218666	8.727539	40.34%	0
2002	7.966381	6.218666	-21.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.037105	11.376418	-18.95%	599
2010	12.674379	14.037105	10.75%	574
2009	10.224555	12.674379	23.96%	320
2008	18.591095	10.224555	-45.00%	311
2007	16.184681	18.591095	14.87%	328
2006	14.000898	16.184681	15.60%	418
2005	12.012398	14.000898	16.55%	37
2004	10.799864	12.012398	11.23%	84
2003	7.692711	10.799864	40.39%	31
2002*	10.000000	7.692711	-23.07%	6
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.863047	12.384083	-10.67%	0
2010	11.186381	13.863047	23.93%	0
2009	7.252168	11.186381	54.25%	0
2008	15.157668	7.252168	-52.16%	0
2007	14.648447	15.157668	3.48%	1,294
2006	12.863065	14.648447	13.88%	1,294
2005	12.797874	12.863065	0.51%	1,294
2004	11.456515	12.797874	11.71%	1,294
2003	7.408523	11.456515	54.64%	1,294
2002*	10.000000	7.408523	-25.91%	1,294
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.381495	11.420312	0.34%	1,474
2010	10.307392	11.381495	10.42%	1,540
2009	7.756633	10.307392	32.88%	1,697
2008	11.252036	7.756633	-31.06%	23,763
2007	11.067139	11.252036	1.67%	24,034
2006*	10.000000	11.067139	10.67%	282
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096001	9.522395	-5.68%	0
2010	8.034366	10.096001	25.66%	0
2009	6.347643	8.034366	26.57%	0
2008	9.670281	6.347643	-34.36%	0
2007	10.109363	9.670281	-4.34%	0
2006*	10.000000	10.109363	1.09%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.102091	9.979404	-17.54%	914
2010	10.508411	12.102091	15.17%	914
2009	6.211263	10.508411	69.18%	914
2008	13.392336	6.211263	-53.62%	914
2007	10.619522	13.392336	26.11%	914
2006*	10.000000	10.619522	6.20%	498
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.567551	12.785421	-12.23%	0
2010	13.678024	14.567551	6.50%	0
2009	10.162348	13.678024	34.60%	0
2008	17.351458	10.162348	-41.43%	0
2007	15.292906	17.351458	13.46%	0
2006	12.822004	15.292906	19.27%	0
2005	11.842271	12.822004	8.27%	0
2004	10.165359	11.842271	16.50%	0
2003	7.825300	10.165359	29.90%	0
2002*	10.000000	7.825300	-21.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.200707	8.929405	-12.46%	0
2010	9.601545	10.200707	6.24%	0
2009	7.141154	9.601545	34.45%	0
2008	12.225199	7.141154	-41.59%	0
2007	10.806791	12.225199	13.13%	0
2006*	10.000000	10.806791	8.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.355948	14.924634	-2.81%	0
2010	13.699284	15.355948	12.09%	0
2009	11.777936	13.699284	16.31%	0
2008	11.315943	11.777936	4.08%	12,092
2007	10.400635	11.315943	8.80%	12,092
2006*	10.000000	10.400635	4.01%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.912435	8.178984	-17.49%	0
2010	8.742859	9.912435	13.38%	0
2009	7.451189	8.742859	17.34%	0
2008	12.340567	7.451189	-39.62%	0
2007	11.566126	12.340567	6.70%	0
2006*	10.000000	11.566126	15.66%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.116080	8.547567	-6.24%	0
2010	7.491042	9.116080	21.69%	0
2009	5.309664	7.491042	41.08%	0
2008	9.025232	5.309664	-41.17%	0
2007	10.282990	9.025232	-12.23%	0
2006*	10.000000	10.282990	2.83%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.848615	10.701627	-1.35%	0
2010	10.012395	10.848615	8.35%	0
2009	8.132438	10.012395	23.12%	0
2008	11.399120	8.132438	-28.66%	0
2007	10.970621	11.399120	3.91%	0
2006*	10.000000	10.970621	9.71%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.280019	9.636913	-6.26%	0
2010	8.995115	10.280019	14.28%	0
2009	6.900790	8.995115	30.35%	0
2008	11.436582	6.900790	-39.66%	0
2007	11.351645	11.436582	0.75%	0
2006*	10.000000	11.351645	13.52%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.853180	13.571766	-2.03%	0
2010	12.246019	13.853180	13.12%	0
2009	7.233359	12.246019	69.30%	0
2008	10.541394	7.233359	-31.38%	0
2007	10.538940	10.541394	0.02%	0
2006*	10.000000	10.538940	5.39%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.776819	11.944696	-6.51%	0
2010	10.696463	12.776819	19.45%	0
2009	6.999646	10.696463	52.81%	0
2008	11.630446	6.999646	-39.82%	0
2007	10.765479	11.630446	8.03%	0
2006*	10.000000	10.765479	7.65%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.205711	11.065514	-9.34%	0
2010	10.572795	12.205711	15.44%	0
2009	7.495850	10.572795	41.05%	0
2008	10.692671	7.495850	-29.90%	0
2007	10.712888	10.692671	-0.19%	0
2006*	10.000000	10.712888	7.13%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.321516	8.956469	-3.92%	0
2010	7.311100	9.321516	27.50%	0
2009	5.518178	7.311100	32.49%	0
2008	10.669881	5.518178	-48.28%	0
2007	10.310999	10.669881	3.48%	0
2006*	10.000000	10.310999	3.11%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.128516	8.559675	-6.23%	0
2010	7.985284	9.128516	14.32%	0
2009	6.113552	7.985284	30.62%	0
2008	9.913582	6.113552	-38.33%	0
2007	10.783613	9.913582	-8.07%	0
2006*	10.000000	10.783613	7.84%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.301686	8.929610	-13.32%	0
2010*	10.000000	10.301686	3.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.370328	12.115752	-2.06%	0
2010	11.521675	12.370328	7.37%	0
2009	9.163689	11.521675	25.73%	0
2008	13.385713	9.163689	-31.54%	0
2007	12.634849	13.385713	5.94%	0
2006	11.046838	12.634849	14.38%	0
2005	10.703041	11.046838	3.21%	0
2004	10.022543	10.703041	6.79%	0
2003	8.219646	10.022543	21.93%	0
2002	9.935895	8.219646	-17.27%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527408	10.724798	1.88%	0
2010	10.202152	10.527408	3.19%	0
2009	8.153790	10.202152	25.12%	0
2008	11.656472	8.153790	-30.05%	0
2007	10.634868	11.656472	9.61%	0
2006*	10.000000	10.634868	6.35%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.466571	8.673717	-8.38%	0
2010	8.219973	9.466571	15.17%	0
2009	6.377211	8.219973	28.90%	0
2008	11.756748	6.377211	-45.76%	0
2007	12.701647	11.756748	-7.44%	0
2006*	10.000000	12.701647	27.02%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.519499	16.012203	-8.60%	0
2010	15.839285	17.519499	10.61%	0
2009	11.950729	15.839285	32.54%	0
2008	20.454744	11.950729	-41.57%	0
2007	18.196014	20.454744	12.41%	0
2006	14.478412	18.196014	25.68%	0
2005	12.527090	14.478412	15.58%	0
2004	10.308115	12.527090	21.53%	0
2003	8.149815	10.308115	26.48%	0
2002*	10.000000	8.149815	-18.50%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.082765	-9.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.601112	19.644363	-9.06%	0
2010	20.282095	21.601112	6.50%	0
2009*	10.000000	20.282095	22.55%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.944913	8.157818	-8.80%	2,066
2010	8.571948	8.944913	4.35%	2,066
2009	5.990355	8.571948	43.10%	2,707
2008	10.976647	5.990355	-45.43%	2,683
2007	8.198336	10.976647	33.89%	2,656
2006	7.666316	8.198336	6.94%	11,438
2005	6.949648	7.666316	10.31%	11,974
2004	6.011309	6.949648	15.61%	11,489
2003	5.101659	6.011309	17.83%	11,358
2002	6.192214	5.101659	-17.61%	612
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.607728	4.124776	-10.48%	0
2010	3.779583	4.607728	21.91%	0
2009	2.458113	3.779583	53.76%	63
2008	4.477053	2.458113	-45.10%	63
2007	3.754292	4.477053	19.25%	63
2006	3.552614	3.754292	5.68%	0
2005	3.249553	3.552614	9.33%	0
2004	3.297208	3.249553	-1.45%	0
2003	2.296907	3.297208	43.55%	0
2002	3.968131	2.296907	-42.12%	266
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.950368	10.576619	-33.69%	0
2010	13.018580	15.950368	22.52%	0
2009	7.418345	13.018580	75.49%	61
2008	15.846836	7.418345	-53.19%	61
2007	12.632426	15.846836	25.45%	61
2006	8.790457	12.632426	43.71%	0
2005	6.797949	8.790457	29.31%	0
2004	5.844498	6.797949	16.31%	0
2003	4.432838	5.844498	31.85%	0
2002	6.092844	4.432838	-27.25%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.710318	13.727029	0.12%	0
2010	11.332034	13.710318	20.99%	0
2009	9.126722	11.332034	24.16%	0
2008	13.943736	9.126722	-34.55%	0
2007	13.889084	13.943736	0.39%	0
2006	12.129124	13.889084	14.51%	0
2005	11.331952	12.129124	7.03%	289
2004*	10.000000	11.331952	13.32%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.767506	12.454305	-2.45%	0
2010	11.714012	12.767506	8.99%	0
2009	9.761492	11.714012	20.00%	0
2008	14.810316	9.761492	-34.09%	0
2007	14.047477	14.810316	5.43%	0
2006	11.894280	14.047477	18.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.526255	5.378563	-2.67%	320
2010	4.728769	5.526255	16.86%	336
2009	3.615192	4.728769	30.80%	364
2008	6.018772	3.615192	-39.93%	0
2007	5.138043	6.018772	17.14%	0
2006	4.938044	5.138043	4.05%	0
2005	4.730977	4.938044	4.38%	0
2004	4.463437	4.730977	5.99%	0
2003	3.431088	4.463437	30.09%	0
2002	4.912027	3.431088	-30.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.784241	13.596465	-1.36%	4,238
2010	12.396292	13.784241	11.20%	4,499
2009*	10.000000	12.396292	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.899139	9.791710	-1.09%	2,253
2010	9.017389	9.899139	9.78%	2,328
2009	7.455703	9.017389	20.95%	2,506
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580908	10.963430	3.62%	485
2010	10.186610	10.580908	3.87%	485
2009	9.268369	10.186610	9.91%	485
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.251065	7.905590	-4.19%	665
2010	7.586684	8.251065	8.76%	665
2009	5.923551	7.586684	28.08%	665
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.270818	14.520025	1.75%	0
2010	12.869095	14.270818	10.89%	0
2009	8.994281	12.869095	43.08%	0
2008	12.745336	8.994281	-29.43%	434
2007	12.611541	12.745336	1.06%	434
2006	11.634512	12.611541	8.40%	434
2005	11.595276	11.634512	0.34%	434
2004	10.746806	11.595276	7.90%	473
2003	8.968533	10.746806	19.83%	448
2002	8.865607	8.968533	1.16%	388
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.749463	12.970799	1.74%	78
2010	11.496573	12.749463	10.90%	68
2009	8.030534	11.496573	43.16%	57
2008	11.396831	8.030534	-29.54%	61
2007	11.273516	11.396831	1.09%	81
2006	10.400579	11.273516	8.39%	49
2005*	10.000000	10.400579	4.01%	22
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.683086	7.520993	-13.38%	165
2010	7.664030	8.683086	13.30%	165
2009	5.112703	7.664030	49.90%	154
2008*	10.000000	5.112703	-48.87%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.369473	8.753487	-6.57%	2,662
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.034266	18.283885	-23.93%	0
2010	21.109627	24.034266	13.85%	0
2009	13.189501	21.109627	60.05%	0
2008	31.866128	13.189501	-58.61%	0
2007	22.337963	31.866128	42.65%	0
2006	16.671061	22.337963	33.99%	0
2005	12.824480	16.671061	29.99%	0
2004	10.837926	12.824480	18.33%	0
2003	6.691513	10.837926	61.97%	0
2002	8.054985	6.691513	-16.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.804267	20.386534	-23.94%	732
2010	23.534669	26.804267	13.89%	732
2009	14.689344	23.534669	60.22%	732
2008	35.546819	14.689344	-58.68%	6,103
2007	24.923362	35.546819	42.62%	6,103
2006	18.610577	24.923362	33.92%	2,762
2005	14.314567	18.610577	30.01%	2,481
2004	12.095873	14.314567	18.34%	2,305
2003	7.470195	12.095873	61.92%	2,043
2002*	10.000000	7.470195	-25.30%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.548864	15.293190	5.12%	922
2010	14.168257	14.548864	2.69%	964
2009	14.078879	14.168257	0.63%	947
2008	13.336618	14.078879	5.57%	16,446
2007	12.701038	13.336618	5.00%	20,484
2006	12.540509	12.701038	1.28%	25,871
2005	12.391329	12.540509	1.20%	26,341
2004	12.244763	12.391329	1.20%	28,007
2003	12.249649	12.244763	-0.04%	31,111
2002	11.262532	12.249649	8.76%	13,625
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.005924	9.732887	-11.57%	0
2010	9.912831	11.005924	11.03%	0
2009	7.797533	9.912831	27.13%	0
2008	14.750612	7.797533	-47.14%	0
2007	11.839306	14.750612	24.59%	0
2006	9.085207	11.839306	30.31%	0
2005	7.119284	9.085207	27.61%	0
2004	6.361569	7.119284	11.91%	0
2003	4.786253	6.361569	32.91%	0
2002	6.435329	4.786253	-25.63%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.751160	15.697994	-11.57%	193
2010	15.991077	17.751160	11.01%	193
2009	12.583665	15.991077	27.08%	0
2008	23.797105	12.583665	-47.12%	0
2007	19.099862	23.797105	24.59%	0
2006	14.658366	19.099862	30.30%	0
2005	11.489572	14.658366	27.58%	0
2004	10.252483	11.489572	12.07%	0
2003	7.730205	10.252483	32.63%	0
2002*	10.000000	7.730205	-22.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.873740	12.120737	-5.85%	0
2010	11.459829	12.873740	12.34%	0
2009	9.192762	11.459829	24.66%	0
2008	14.853098	9.192762	-38.11%	0
2007	14.305520	14.853098	3.83%	6,136
2006	12.489813	14.305520	14.54%	6,450
2005	11.807448	12.489813	5.78%	6,562
2004	10.566284	11.807448	11.75%	6,853
2003	8.176147	10.566284	29.23%	7,075
2002*	10.000000	8.176147	-18.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.888897	11.993165	0.88%	0
2010	11.456393	11.888897	3.78%	134
2009	10.716625	11.456393	6.90%	134
2008	11.636185	10.716625	-7.90%	143
2007	11.268568	11.636185	3.26%	148
2006	10.830309	11.268568	4.05%	157
2005	10.696990	10.830309	1.25%	166
2004	10.430034	10.696990	2.56%	176
2003	9.863036	10.430034	5.75%	1,827
2002*	10.000000	9.863036	-1.37%	4,389

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.622630	12.365707	-2.04%	1,709
2010	11.612729	12.622630	8.70%	1,709
2009	9.946414	11.612729	16.75%	2,793
2008	13.214889	9.946414	-24.73%	1,709
2007	12.763693	13.214889	3.53%	1,824
2006	11.695624	12.763693	9.13%	2,867
2005	11.328215	11.695624	3.24%	3,157
2004	10.553029	11.328215	7.35%	3,996
2003	8.969704	10.553029	17.65%	9,209
2002*	10.000000	8.969704	-10.30%	1,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.908341	12.381649	-4.08%	0
2010	11.673406	12.908341	10.58%	0
2009	9.575844	11.673406	21.90%	0
2008	14.242409	9.575844	-32.77%	0
2007	13.692531	14.242409	4.02%	5,810
2006	12.197565	13.692531	12.26%	7,045
2005	11.623715	12.197565	4.94%	8,851
2004	10.581287	11.623715	9.85%	7,966
2003	8.525519	10.581287	24.11%	13,294
2002*	10.000000	8.525519	-14.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.423540	12.426760	0.03%	6,310
2010	11.682071	12.423540	6.35%	8,314
2009	10.405305	11.682071	12.27%	8,401
2008	12.497972	10.405305	-16.74%	8,483
2007	12.048446	12.497972	3.73%	6,310
2006	11.338608	12.048446	6.26%	8,582
2005	11.072641	11.338608	2.40%	9,054
2004	10.543755	11.072641	5.02%	9,877
2003	9.462587	10.543755	11.43%	10,402
2002*	10.000000	9.462587	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.738825	13.163853	-4.19%	3,194
2010	12.885161	13.738825	6.63%	3,680
2009*	10.000000	12.885161	28.85%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.946031	19.050505	-4.49%	1,175
2010	16.127113	19.946031	23.68%	1,414
2009	12.033319	16.127113	34.02%	2,628
2008	19.326473	12.033319	-37.74%	2,240
2007	18.336862	19.326473	5.40%	2,160
2006	17.026291	18.336862	7.70%	4,139
2005	15.497629	17.026291	9.86%	4,356
2004	13.664186	15.497629	13.42%	4,340
2003	10.354673	13.664186	31.96%	4,360
2002	12.475451	10.354673	-17.00%	1,857

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564607	10.353903	-1.99%	1,426
2010	10.780194	10.564607	-2.00%	1,505
2009	10.995583	10.780194	-1.96%	2,974
2008	10.994195	10.995583	0.01%	4,053
2007	10.706668	10.994195	2.69%	5,508
2006	10.451103	10.706668	2.45%	13,909
2005	10.386676	10.451103	0.62%	10,324
2004	10.513346	10.386676	-1.20%	10,223
2003	10.661204	10.513346	-1.39%	9,951
2002	10.748564	10.661204	-0.81%	1,546
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215605	14.704943	3.44%	239
2010	13.116880	14.215605	8.38%	214
2009	10.760945	13.116880	21.89%	179
2008	13.276244	10.760945	-18.95%	219
2007	12.949735	13.276244	2.52%	521
2006	12.603486	12.949735	2.75%	415
2005	12.585616	12.603486	0.14%	273
2004	12.054794	12.585616	4.40%	385
2003	10.971409	12.054794	9.87%	227
2002	10.442637	10.971409	5.06%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.985199	13.316946	-11.13%	0
2010	13.396797	14.985199	11.86%	0
2009*	10.000000	13.396797	33.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.053866	8.041955	-11.18%	70
2010	8.101330	9.053866	11.76%	63
2009	6.057957	8.101330	33.73%	63
2008*	10.000000	6.057957	-39.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.999681	12.331243	-17.79%	142
2010	14.423898	14.999681	3.99%	142
2009	11.335897	14.423898	27.24%	142
2008	21.554851	11.335897	-47.41%	142
2007	21.370770	21.554851	0.86%	445
2006	17.764744	21.370770	20.30%	832
2005	16.176362	17.764744	9.82%	377
2004	13.725434	16.176362	17.86%	226
2003*	10.000000	13.725434	37.25%	35
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.040153	8.602247	-4.84%	2,096
2010	7.985874	9.040153	13.20%	2,047
2009	6.279093	7.985874	27.18%	247
2008*	10.000000	6.279093	-37.21%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374280	9.574406	-7.71%	750
2010*	10.000000	10.374280	3.74%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.592494	9.003383	-6.14%	1,353
2010	7.718150	9.592494	24.28%	2,087
2009	6.195364	7.718150	24.58%	2,726
2008*	10.000000	6.195364	-38.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	2,746
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.900163	12.560694	-2.63%	108
2010	10.492921	12.900163	22.94%	108
2009	8.400263	10.492921	24.91%	100
2008	15.998659	8.400263	-47.49%	80
2007	14.876463	15.998659	7.54%	59
2006	14.707640	14.876463	1.15%	41
2005	13.883550	14.707640	5.94%	24
2004	12.491041	13.883550	11.15%	63
2003	9.492834	12.491041	31.58%	55
2002	14.520604	9.492834	-34.63%	106
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.805256	20.286380	-6.97%	863
2010	17.574266	21.805256	24.07%	1,043
2009	14.208250	17.574266	23.69%	1,838
2008	21.369593	14.208250	-33.51%	2,560
2007	23.423135	21.369593	-8.77%	2,507
2006	20.376050	23.423135	14.95%	4,543
2005	20.170796	20.376050	1.02%	4,595
2004	17.546948	20.170796	14.95%	4,813
2003	11.414665	17.546948	53.72%	4,833
2002	15.991958	11.414665	-28.62%	1,774

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.336733	19.748357	-7.44%	342
2010	17.372989	21.336733	22.82%	348
2009	13.160573	17.372989	32.01%	1,147
2008	21.727093	13.160573	-39.43%	1,181
2007	21.710124	21.727093	0.08%	1,193
2006	19.771776	21.710124	9.80%	1,481
2005	17.961627	19.771776	10.08%	1,431
2004	15.398826	17.961627	16.64%	1,799
2003	11.142675	15.398826	38.20%	1,836
2002	13.753727	11.142675	-18.98%	1,194
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.678156	8.549926	-1.48%	0
2010	7.805339	8.678156	11.18%	329
2009	6.316291	7.805339	23.57%	342
2008	11.028328	6.316291	-42.73%	342
2007	10.403477	11.028328	6.01%	367
2006	9.342053	10.403477	11.36%	381
2005	8.871909	9.342053	5.30%	394
2004	8.248587	8.871909	7.56%	394
2003	6.600705	8.248587	24.97%	394
2002	8.149891	6.600705	-19.01%	224
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.112388	9.511101	4.38%	1,980
2010	7.142400	9.112388	27.58%	2,525
2009	5.570597	7.142400	28.22%	2,559
2008*	10.000000	5.570597	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.661552	8.291269	-4.28%	193
2010	7.634110	8.661552	13.46%	193
2009	6.059868	7.634110	25.98%	193
2008	9.814190	6.059868	-38.25%	0
2007	10.242660	9.814190	-4.18%	0
2006	9.016897	10.242660	13.59%	0
2005	8.825553	9.016897	2.17%	331
2004	7.664394	8.825553	15.15%	331
2003	5.950275	7.664394	28.81%	83
2002	8.111382	5.950275	-26.64%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.973279	9.802585	-1.71%	0
2010	9.665959	9.973279	3.18%	0
2009	8.703295	9.665959	11.06%	0
2008	10.258557	8.703295	-15.16%	0
2007	9.992258	10.258557	2.67%	202
2006	9.784478	9.992258	2.12%	209
2005	9.841564	9.784478	-0.58%	216
2004	9.964766	9.841564	-1.24%	0
2003*	10.000000	9.964766	-0.35%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.270375	10.928275	-3.04%	0
2010	9.614626	11.270375	17.22%	0
2009	7.992300	9.614626	20.30%	0
2008	13.474648	7.992300	-40.69%	0
2007	13.680755	13.474648	-1.51%	0
2006	13.262674	13.680755	3.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
2007	13.108220	13.822570	5.45%	0
2006	11.763111	13.108220	11.43%	0
2005	11.232231	11.763111	4.73%	0
2004*	10.000000	11.232231	12.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.161202	9.843953	-3.12%	0
2010	9.476066	10.161202	7.23%	0
2009	6.690781	9.476066	41.63%	3,895
2008	12.532099	6.690781	-46.61%	3,895
2007	11.203962	12.532099	11.85%	4,134
2006	10.590256	11.203962	5.80%	4,499
2005	10.281519	10.590256	3.00%	4,419
2004	9.810803	10.281519	4.80%	4,702
2003	7.645123	9.810803	28.33%	4,731
2002	10.666285	7.645123	-28.32%	4,116
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.316307	18.264274	-10.10%	67
2010	17.875102	20.316307	13.66%	67
2009	13.056765	17.875102	36.90%	62
2008	22.278368	13.056765	-41.39%	50
2007	21.380508	22.278368	4.20%	36
2006	18.536700	21.380508	15.34%	877
2005	16.542076	18.536700	12.06%	830
2004	14.161203	16.542076	16.81%	1,021
2003*	10.000000	14.161203	41.61%	1,077

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.523657	11.256068	-10.12%	7,049
2010	11.019713	12.523657	13.65%	7,049
2009	8.044972	11.019713	36.98%	7,049
2008	13.725592	8.044972	-41.39%	7,049
2007	13.174723	13.725592	4.18%	7,049
2006	11.422032	13.174723	15.34%	18,844
2005	10.195624	11.422032	12.03%	18,844
2004	8.730549	10.195624	16.78%	18,903
2003	6.228810	8.730549	40.16%	18,903
2002	8.162980	6.228810	-23.69%	7,235
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.752546	2.646922	-3.84%	0
2010	2.449054	2.752546	12.39%	0
2009	1.971572	2.449054	24.22%	0
2008	9.531396	1.971572	-79.31%	0
2007*	10.000000	9.531396	-4.69%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.959045	2.832215	-4.29%	0
2010	2.629848	2.959045	12.52%	0
2009	2.141380	2.629848	22.81%	0
2008	10.245931	2.141380	-79.10%	0
2007	10.466825	10.245931	-2.11%	0
2006*	10.000000	10.466825	4.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280428	9.093891	-2.01%	1,192
2010	8.155925	9.280428	13.79%	1,191
2009	6.487392	8.155925	25.72%	1,348
2008	10.759075	6.487392	-39.70%	1,176
2007	10.514697	10.759075	2.32%	1,137
2006	9.327218	10.514697	12.73%	1,391
2005	8.980316	9.327218	3.86%	1,366
2004	8.371640	8.980316	7.27%	1
2003	6.741147	8.371640	24.19%	599
2002	8.471286	6.741147	-20.42%	486
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.552086	9.154303	-4.16%	0
2010	7.898185	9.552086	20.94%	0
2009	5.874407	7.898185	34.45%	0
2008	9.642124	5.874407	-39.08%	0
2007	9.960520	9.642124	-3.20%	0
2006*	10.000000	9.960520	-0.39%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.008648	8.925583	-0.92%	0
2010	7.211620	9.008648	24.92%	0
2009	5.549298	7.211620	29.96%	0
2008	11.118283	5.549298	-50.09%	0
2007	10.670712	11.118283	4.19%	0
2006	10.575363	10.670712	0.90%	0
2005	9.606312	10.575363	10.09%	0
2004	8.183801	9.606312	17.38%	0
2003	6.649079	8.183801	23.08%	0
2002	9.396346	6.649079	-29.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.249084	13.405580	9.44%	0
2010	11.561275	12.249084	5.95%	0
2009	9.968374	11.561275	15.98%	0
2008	10.940312	9.968374	-8.88%	0
2007	10.090587	10.940312	8.42%	0
2006*	10.000000	10.090587	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.386511	13.592437	1.54%	0
2010	12.634615	13.386511	5.95%	0
2009	11.306363	12.634615	11.75%	0
2008	11.014073	11.306363	2.65%	0
2007	10.336386	11.014073	6.56%	0
2006*	10.000000	10.336386	3.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.956927	-0.43%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.246420	10.549478	-13.86%	0
2010	9.615263	12.246420	27.36%	0
2009	6.208072	9.615263	54.88%	0
2008	11.167119	6.208072	-44.41%	0
2007	10.960348	11.167119	1.89%	0
2006*	10.000000	10.960348	9.60%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.640827	9.067203	-5.95%	0
2010	8.788934	9.640827	9.69%	0
2009	7.568462	8.788934	16.13%	0
2008	12.343453	7.568462	-38.68%	0
2007	13.382234	12.343453	-7.76%	0
2006	11.258331	13.382234	18.87%	0
2005	10.745429	11.258331	4.77%	0
2004	9.688129	10.745429	10.91%	0
2003	7.996867	9.688129	21.15%	0
2002	10.155140	7.996867	-21.25%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.525696	9.560774	-9.17%	0
2010	9.341272	10.525696	12.68%	0
2009	7.610741	9.341272	22.74%	0
2008	12.571676	7.610741	-39.46%	0
2007	12.569848	12.571676	0.01%	0
2006	11.082796	12.569848	13.42%	0
2005	10.591495	11.082796	4.64%	0
2004	9.657343	10.591495	9.67%	0
2003	7.853558	9.657343	22.97%	0
2002	10.177118	7.853558	-22.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.629933	11.006286	3.54%	0
2010	10.123518	10.629933	5.00%	0
2009	9.421398	10.123518	7.45%	0
2008	10.706250	9.421398	-12.00%	0
2007	10.360918	10.706250	3.33%	0
2006*	10.000000	10.360918	3.61%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.188555	28.520232	4.90%	331
2010	25.279702	27.188555	7.55%	331
2009	19.810676	25.279702	27.61%	793
2008	23.775951	19.810676	-16.68%	850
2007	22.776011	23.775951	4.39%	850
2006	20.972916	22.776011	8.60%	850
2005	19.064141	20.972916	10.01%	850
2004	17.674709	19.064141	7.86%	932
2003	14.104889	17.674709	25.31%	1,779
2002	13.177483	14.104889	7.04%	949

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711914	11.999843	-5.60%	0
2010	12.273551	12.711914	3.57%	0
2009	9.449979	12.273551	29.88%	0
2008	17.414555	9.449979	-45.74%	0
2007	15.509048	17.414555	12.29%	0
2006	12.646145	15.509048	22.64%	0
2005	11.617554	12.646145	8.85%	0
2004	10.098577	11.617554	15.04%	0
2003	8.087169	10.098577	24.87%	0
2002*	10.000000	8.087169	-19.13%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.354465	23.546922	-27.22%	0
2010	26.027990	32.354465	24.31%	0
2009	12.458397	26.027990	108.92%	0
2008	36.097562	12.458397	-65.49%	0
2007	26.768723	36.097562	34.85%	0
2006	19.580527	26.768723	36.71%	0
2005	15.135770	19.580527	29.37%	0
2004	12.268194	15.135770	23.37%	0
2003	8.118717	12.268194	51.11%	0
2002	8.532179	8.118717	-4.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.891129	34.300605	-18.12%	0
2010	33.075452	41.891129	26.65%	0
2009	21.424185	33.075452	54.38%	0
2008	40.580264	21.424185	-47.21%	0
2007	28.490441	40.580264	42.43%	0
2006	23.350997	28.490441	22.01%	0
2005	15.708711	23.350997	48.65%	0
2004	12.902900	15.708711	21.75%	0
2003	9.093406	12.902900	41.89%	0
2002	9.549690	9.093406	-4.78%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.021331	10.063878	-8.69%	0
2010	10.010378	11.021331	10.10%	0
2009	8.039158	10.010378	24.52%	0
2008	13.203137	8.039158	-39.11%	0
2007	12.254454	13.203137	7.74%	0
2006	10.999052	12.254454	11.41%	0
2005	10.320207	10.999052	6.58%	0
2004	9.602609	10.320207	7.47%	0
2003	7.259695	9.602609	32.27%	0
2002	9.676654	7.259695	-24.98%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
2009	9.683355	13.530846	39.73%	0
2008	15.386854	9.683355	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
2007	10.446805	11.202885	7.24%	0
2006	10.498201	10.446805	-0.49%	0
2005	10.552410	10.498201	-0.51%	0
2004	10.181634	10.552410	3.64%	0
2003*	10.000000	10.181634	1.82%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.019218	9.109655	1.00%	2,550
2010	8.066661	9.019218	11.81%	2,195
2009	6.973518	8.066661	15.68%	3,596
2008	10.884237	6.973518	-35.93%	3,596
2007	11.120804	10.884237	-2.13%	3,031
2006	9.696030	11.120804	14.69%	2,596
2005	9.460244	9.696030	2.49%	2,106
2004	8.547597	9.460244	10.68%	1,583
2003	6.746126	8.547597	26.70%	1,018
2002	8.542208	6.746126	-21.03%	369
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.413493	9.833497	-13.84%	0
2010	10.284942	11.413493	10.97%	0
2009	7.849732	10.284942	31.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
2007	11.001395	10.526222	-4.32%	0
2006*	10.000000	11.001395	10.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.095894	13.947581	-1.05%	0
2010	12.687633	14.095894	11.10%	0
2009	10.806616	12.687633	17.41%	2,520
2008	15.067761	10.806616	-28.28%	2,520
2007	16.218258	15.067761	-7.09%	2,133
2006	13.953790	16.218258	16.23%	1,830
2005	13.562258	13.953790	2.89%	1,492
2004	12.110238	13.562258	11.99%	1,127
2003	9.857137	12.110238	26.32%	732
2002	11.201712	9.587137	-14.41%	269

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
2009	9.452842	11.576230	22.46%	0
2008	13.969607	9.452842	-32.33%	0
2007	14.357676	13.969607	-2.70%	0
2006	12.811123	14.357676	12.07%	0
2005	12.196229	12.811123	5.04%	0
2004	10.215680	12.196229	19.39%	0
2003	7.569450	10.215680	34.96%	0
2002*	10.000000	7.569450	-24.31%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.583811	7.495619	-1.16%	12
2010	6.743326	7.583811	12.46%	12
2009	5.147022	6.743326	31.01%	12
2008	8.013618	5.147022	-35.77%	12
2007	7.591231	8.013618	5.56%	12
2006	7.096725	7.591231	6.97%	12
2005	6.992022	7.096725	1.50%	12
2004	6.720932	6.992022	4.03%	12
2003	5.445448	6.720932	23.42%	12
2002	7.824478	5.445448	-30.40%	12
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0
2009	6.280369	7.771615	23.74%	0
2008	10.200843	6.280369	-38.43%	0
2007	9.895472	10.200843	3.09%	479
2006	8.746439	9.895472	13.14%	516
2005	8.528816	8.746439	2.55%	557
2004	7.869869	8.528816	8.37%	561
2003	6.259089	7.869869	25.74%	561
2002	8.230945	6.259089	-23.96%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.020623	10.700261	6.78%	10
2010	8.871305	10.020623	12.96%	10
2009	7.389870	8.871305	20.05%	10
2008	10.709550	7.389870	-31.00%	10
2007	10.206902	10.709550	4.92%	10
2006	8.945861	10.206902	14.10%	10
2005	8.749492	8.945861	2.24%	10
2004	8.503490	8.749492	2.89%	10
2003	7.164595	8.503490	18.69%	10
2002	8.782702	7.164595	-18.42%	10

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.657638	11.704080	-20.15%	0
2010	14.325953	14.657638	2.32%	0
2009	11.166994	14.325953	28.29%	0
2008	18.189777	11.166994	-38.61%	0
2007	17.831890	18.189777	2.01%	0
2006	14.848559	17.831890	20.09%	0
2005	13.547605	14.848559	9.60%	0
2004	11.523664	13.547605	17.56%	0
2003	8.627858	11.523664	33.56%	0
2002	10.035673	8.627858	-14.03%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557039	8.909118	-15.61%	0
2010	8.217900	10.557039	28.46%	0
2009	6.656702	8.217900	23.45%	0
2008	10.890347	6.656702	-38.88%	0
2007	12.502365	10.890347	-12.89%	0
2006	12.299638	12.502365	1.65%	0
2005	11.867823	12.299638	3.64%	0
2004	10.882078	11.867823	9.06%	0
2003	8.436141	10.882078	28.99%	0
2002	10.649521	8.436141	-20.78%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	28
2009	11.776049	13.891864	17.97%	24
2008	12.967573	11.776049	-9.19%	35
2007	12.564026	12.967573	3.21%	38
2006	12.314679	12.564026	2.02%	35
2005	12.410689	12.314679	-0.77%	26
2004	12.227793	12.410689	1.50%	18
2003	11.929514	12.227793	2.50%	8
2002	11.142163	11.929514	7.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
2007	10.459496	11.129603	6.41%	0
2006*	10.000000	10.459496	4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0
2007	10.479370	11.306894	7.90%	0
2006*	10.000000	10.479370	4.79%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
2007	10.499414	11.435608	8.92%	0
2006*	10.000000	10.499414	4.99%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.719206	13.084129	-4.63%	0
2010	11.959912	13.719206	14.71%	0
2009	9.000287	11.959912	32.88%	9
2008	16.012763	9.000287	-43.79%	9
2007	13.913635	16.012763	15.09%	389
2006	12.728796	13.913635	9.31%	418
2005	11.120741	12.728796	14.46%	451
2004	9.843498	11.120741	12.98%	454
2003	7.829445	9.843498	25.72%	454
2002	8.825197	7.829445	-11.28%	9
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0
2009	5.942793	8.590151	44.55%	0
2008	13.307433	5.942793	-55.34%	0
2007	9.329305	13.307433	42.64%	0
2006*	10.000000	9.329305	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.106441	9.984688	-1.20%	9
2010	8.965123	10.106441	12.73%	100
2009	7.038920	8.965123	27.37%	102
2008	12.543105	7.038920	-43.88%	90
2007	12.628064	12.543105	-0.67%	491
2006	10.735822	12.628064	17.63%	525
2005	10.363157	10.735822	3.60%	545
2004	9.498796	10.363157	9.10%	531
2003	7.446930	9.498796	27.55%	511
2002	9.159972	7.446930	-18.70%	9
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.877595	6.883792	0.09%	0
2010	5.678248	6.877595	21.12%	0
2009	3.978233	5.678248	42.73%	0
2008	9.038297	3.978233	-55.98%	0
2007	7.500211	9.038297	20.51%	0
2006	7.271311	7.500211	3.15%	0
2005	6.818766	7.271311	6.64%	0
2004	6.502411	6.818766	4.87%	0
2003	5.119765	6.502411	27.01%	0
2002	6.694209	5.119765	-23.52%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.227155	8.070220	-1.91%	707
2010	6.770438	8.227155	21.52%	1,164
2009	5.393870	6.770438	25.52%	461
2008	10.436772	5.393870	-48.32%	446
2007	8.399362	10.436772	24.26%	388
2006	8.033852	8.399362	4.55%	325
2005	7.761188	8.033852	3.51%	238
2004	7.673205	7.761188	1.15%	139
2003	5.899618	7.673205	30.06%	86
2002	8.629292	5.899618	-31.63%	27
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	25
2006	8.579779	9.343831	8.91%	24
2005	8.543293	8.579779	0.43%	19
2004	7.967694	8.543293	7.22%	14
2003	6.406466	7.967694	24.37%	7
2002	6.312150	6.406466	1.49%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245070	11.455203	1.87%	0
2010	10.100374	11.245070	11.33%	20
2009	7.164231	10.100374	40.98%	19
2008	9.749568	7.164231	-26.52%	25
2007*	10.000000	9.749568	-2.50%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
2009	10.164628	11.516854	13.30%	0
2008	10.736536	10.164628	-5.33%	0
2007	10.519427	10.736536	2.06%	0
2006	10.296235	10.519427	2.17%	0
2005	10.296928	10.296235	-0.01%	0
2004	10.077187	10.296928	2.18%	0
2003*	10.000000	10.077187	0.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
2009	6.572006	9.013215	37.15%	0
2008	11.092167	6.572006	-40.75%	0
2007	9.806795	11.092167	13.11%	0
2006*	10.000000	9.806795	-1.93%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
2009	8.224965	10.186256	23.85%	0
2008	14.959481	8.224965	-45.02%	0
2007	13.031869	14.959481	14.79%	0
2006	11.279497	13.031869	15.54%	0
2005	9.678616	11.279497	16.54%	0
2004	8.706766	9.678616	11.16%	0
2003	6.207036	8.706766	40.27%	0
2002	7.955555	6.207036	-21.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.975150	11.320433	-19.00%	0
2010	12.624873	13.975150	10.70%	0
2009	10.189818	12.624873	23.90%	0
2008	18.537412	10.189818	-45.03%	0
2007	16.146223	18.537412	14.81%	0
2006	13.974726	16.146223	15.54%	0
2005	11.996049	13.974726	16.49%	0
2004	10.790672	11.996049	11.17%	0
2003	7.690083	10.790672	40.32%	0
2002*	10.000000	7.690083	-23.10%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801854	12.323130	-10.71%	311
2010	11.142679	13.801854	23.86%	347
2009	7.227523	11.142679	54.17%	44
2008	15.113887	7.227523	-52.18%	34
2007	14.613642	15.113887	3.42%	31
2006	12.839023	14.613642	13.82%	32
2005	12.780448	12.839023	0.46%	26
2004	11.446763	12.780448	11.65%	19
2003	7.405989	11.446763	54.56%	12
2002*	10.000000	7.405989	-25.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
2007	10.105944	9.662049	-4.39%	0
2006*	10.000000	10.105944	1.06%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.073298	9.950586	-17.58%	0
2010	10.488741	12.073298	15.11%	0
2009	6.202797	10.488741	69.10%	0
2008	13.380927	6.202797	-53.64%	0
2007	10.615926	13.380927	26.05%	0
2006*	10.000000	10.615926	6.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.503235	12.722492	-12.28%	0
2010	13.624569	14.503235	6.45%	0
2009	10.127798	13.624569	34.53%	0
2008	17.301325	10.127798	-41.46%	0
2007	15.256543	17.301325	13.40%	0
2006	12.798025	15.256543	19.21%	0
2005	11.826145	12.798025	8.22%	0
2004	10.156695	11.826145	16.44%	0
2003	7.822622	10.156695	29.84%	0
2002*	10.000000	7.822622	-21.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.176436	8.903614	-12.51%	0
2010	9.583583	10.176436	6.19%	0
2009	7.131437	9.583583	34.39%	0
2008	12.214802	7.131437	-41.62%	0
2007	10.803138	12.214802	13.07%	0
2006*	10.000000	10.803138	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.319432	14.881565	-2.86%	0
2010	13.673681	15.319432	12.04%	0
2009	11.761924	13.673681	16.25%	0
2008	11.306330	11.761924	4.03%	0
2007	10.397135	11.306330	8.74%	0
2006*	10.000000	10.397135	3.97%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.889390	8.155809	-17.53%	0
2010	8.726986	9.889390	13.32%	0
2009	7.441455	8.726986	17.28%	0
2008	12.330754	7.441455	-39.65%	0
2007	11.562848	12.330754	6.64%	0
2006*	10.000000	11.562848	15.63%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094880	8.523334	-6.28%	0
2010	7.477421	9.094880	21.63%	0
2009	5.302719	7.477421	41.01%	0
2008	9.018032	5.302719	-41.20%	0
2007	10.280077	9.018032	-12.28%	0
2006*	10.000000	10.280077	2.80%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823386	10.671306	-1.41%	0
2010	9.994203	10.823386	8.30%	0
2009	8.121806	9.994203	23.05%	0
2008	11.390029	8.121806	-28.69%	0
2007	10.967504	11.390029	3.85%	0
2006*	10.000000	10.967504	9.68%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.256133	9.609616	-6.30%	0
2010	8.978790	10.256133	14.23%	0
2009	6.891768	8.978790	30.28%	0
2008	11.427476	6.891768	-39.69%	0
2007	11.348428	11.427476	0.70%	0
2006*	10.000000	11.348428	13.48%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820977	13.533325	-2.08%	0
2010	12.223777	13.820977	13.07%	0
2009	7.223907	12.223777	69.21%	0
2008	10.532996	7.223907	-31.42%	0
2007	10.535949	10.532996	-0.03%	0
2006*	10.000000	10.535949	5.36%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747101	11.910843	-6.56%	0
2010	10.677025	12.747101	19.39%	0
2009	6.990497	10.677025	52.74%	0
2008	11.621187	6.990497	-39.85%	0
2007	10.762432	11.621187	7.98%	0
2006*	10.000000	10.762432	7.62%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.177337	11.034164	-9.39%	0
2010	10.553594	12.177337	15.39%	0
2009	7.486047	10.553594	40.98%	0
2008	10.684149	7.486047	-29.93%	0
2007	10.709837	10.684149	-0.24%	0
2006*	10.000000	10.709837	7.10%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299841	8.931086	-3.97%	0
2010	7.297822	9.299841	27.43%	0
2009	5.510962	7.297822	32.42%	0
2008	10.661384	5.510962	-48.31%	0
2007	10.308080	10.661384	3.43%	0
2006*	10.000000	10.308080	3.08%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.107281	8.535412	-6.28%	0
2010	7.970774	9.107281	14.26%	0
2009	6.105558	7.970774	30.55%	0
2008	9.905669	6.105558	-38.36%	0
2007	10.780547	9.905669	-8.12%	0
2006*	10.000000	10.780547	7.81%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.312836	12.053305	-2.11%	0
2010	11.473988	12.312836	7.31%	0
2009	9.130415	11.473988	25.67%	0
2008	13.343934	9.130415	-31.58%	0
2007	12.601880	13.343934	5.89%	0
2006	11.023622	12.601880	14.32%	0
2005	10.685992	11.023622	3.16%	0
2004	10.011675	10.685992	6.74%	0
2003	8.214934	10.011675	21.87%	0
2002	9.935269	8.214934	-17.32%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502942	10.694421	1.82%	0
2010	10.183637	10.502942	3.14%	0
2009	8.143130	10.183637	25.06%	0
2008	11.647187	8.143130	-30.09%	0
2007	10.631851	11.647187	9.55%	0
2006*	10.000000	10.631851	6.32%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.444550	8.649117	-8.42%	0
2010	8.205032	9.444550	15.11%	0
2009	6.368871	8.205032	28.83%	0
2008	11.747386	6.368871	-45.78%	0
2007	12.698047	11.747386	-7.49%	0
2006*	10.000000	12.698047	26.98%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.442180	15.933414	-8.65%	0
2010	15.777426	17.442180	10.55%	0
2009	11.910141	15.777426	32.47%	0
2008	20.395700	11.910141	-41.60%	0
2007	18.152809	20.395700	12.36%	0
2006	14.451390	18.152809	25.61%	0
2005	12.510074	14.451390	15.52%	0
2004	10.299361	12.510074	21.46%	0
2003	8.147038	10.299361	26.42%	0
2002*	10.000000	8.147038	-18.53%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.079651	-9.20%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
2009*	10.000000	19.799131	22.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.895189	8.108337	-8.85%	0
2010	8.528645	8.895189	4.30%	236
2009	5.963137	8.528645	43.02%	236
2008	10.932359	5.963137	-45.45%	236
2007	8.169437	10.932359	33.82%	194
2006	7.643179	8.169437	6.89%	155
2005	6.932196	7.643179	10.26%	108
2004	5.999277	6.932196	15.55%	58
2003	5.094038	5.999277	17.77%	35
2002	6.186133	5.094038	-17.65%	13
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
2009	2.446926	3.760467	53.68%	0
2008	4.458950	2.446926	-45.12%	0
2007	3.741031	4.458950	19.19%	0
2006	3.541860	3.741031	5.62%	0
2005	3.241370	3.541860	9.27%	0
2004	3.290581	3.241370	-1.50%	0
2003	2.293462	3.290581	43.48%	0
2002	3.964208	2.293462	-42.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0
2007	12.587891	15.782874	25.38%	0
2006	8.763918	12.587891	43.63%	0
2005	6.780873	8.763918	29.24%	0
2004	5.832790	6.780873	16.25%	0
2003	4.426214	5.832790	31.78%	0
2002	6.086848	4.426214	-27.28%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0
2009	9.105024	11.299330	24.10%	0
2008	13.917710	9.105024	-34.58%	0
2007	13.870261	13.917710	0.34%	0
2006	12.118856	13.870261	14.45%	0
2005	11.328125	12.118856	6.98%	0
2004*	10.000000	11.328125	13.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
2009	9.728326	11.668249	19.94%	0
2008	14.767554	9.728326	-34.12%	0
2007	14.014107	14.767554	5.38%	0
2006	11.872058	14.014107	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.493388	5.343854	-2.72%	38
2010	4.703038	5.493388	16.81%	38
2009	3.597364	4.703038	30.74%	38
2008	5.992165	3.597364	-39.97%	0
2007	5.117956	5.992165	17.08%	0
2006	4.921251	5.117956	4.00%	0
2005	4.717297	4.921251	4.32%	0
2004	4.452803	4.717297	5.94%	0
2003	3.424662	4.452803	30.02%	0
2002	4.905344	3.424662	-30.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.772513	13.577979	-1.41%	1,796
2010	12.392072	13.772513	11.14%	1,558
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
2009	8.950064	12.799312	43.01%	0
2008	12.689152	8.950064	-29.47%	0
2007	12.562376	12.689152	1.01%	0
2006	11.595056	12.562376	8.34%	0
2005	11.561839	11.595056	0.29%	0
2004	10.721266	11.561839	7.84%	0
2003	8.951783	10.721266	19.77%	0
2002	8.853567	8.951783	1.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	0
2009	8.015516	11.469253	43.09%	0
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	0
2006	10.397061	11.263973	8.34%	0
2005*	10.000000	10.397061	3.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
2009	5.110953	7.657493	49.83%	0
2008*	10.000000	5.110953	-48.89%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
2009	13.134099	21.010234	59.97%	0
2008	31.748546	13.134099	-58.63%	0
2007	22.266948	31.748546	42.58%	0
2006	16.626514	22.266948	33.92%	0
2005	12.796711	16.626514	29.93%	0
2004	10.819976	12.796711	18.27%	0
2003	6.683831	10.819976	61.88%	0
2002	8.049848	6.683831	-16.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.686006	20.286239	-23.98%	0
2010	23.442771	26.686006	13.83%	0
2009	14.639448	23.442771	60.13%	0
2008	35.444242	14.639448	-58.70%	0
2007	24.864181	35.444242	42.55%	0
2006	18.575830	24.864181	33.85%	0
2005	14.295108	18.575830	29.95%	0
2004	12.085590	14.295108	18.28%	0
2003	7.467644	12.085590	61.84%	0
2002*	10.000000	7.467644	-25.32%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.462558	15.194737	5.06%	12
2010	14.091387	14.462558	2.63%	12
2009	14.009637	14.091387	0.58%	12
2008	13.277796	14.009637	5.51%	0
2007	12.651515	13.277796	4.95%	0
2006	12.497968	12.651515	1.23%	0
2005	12.355580	12.497968	1.15%	0
2004	12.215658	12.355580	1.15%	0
2003	12.226769	12.215658	-0.09%	0
2002	11.247230	12.226769	8.71%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
2008	14.696115	7.764747	-47.16%	0
2007	11.801629	14.696115	24.53%	0
2006	9.060896	11.801629	30.25%	0
2005	7.103840	9.060896	27.55%
2004	6.351013	7.103840	11.85%	0
2003	4.780758	6.351013	32.85%	0
2002	6.431226	4.780758	-25.66%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.672839	15.620773	-11.61%	0
2010	15.928635	17.672839	10.95%	0
2009	12.540930	15.928635	27.01%	0
2008	23.728420	12.540930	-47.15%	0
2007	19.054507	23.728420	24.53%	0
2006	14.630990	19.054507	30.23%	0
2005	11.473949	14.630990	27.51%	0
2004	10.243769	11.473949	12.01%	0
2003	7.727570	10.243769	32.56%	0
2002*	10.000000	7.727570	-22.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.815201	12.059466	-5.90%	0
2010	11.413527	12.815201	12.28%	0
2009	9.160292	11.413527	24.60%	0
2008	14.808204	9.160292	-38.14%	0
2007	14.269599	14.808204	3.77%	0
2006	12.464792	14.269599	14.48%	0
2005	11.789789	12.464792	5.73%	0
2004	10.555870	11.789789	11.69%	0
2003	8.172252	10.555870	29.17%	0
2002*	10.000000	8.172252	-18.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.834843	11.932570	0.83%	0
2010	11.410125	11.834843	3.72%	0
2009	10.678782	11.410125	6.85%	0
2008	11.601017	10.678782	-7.95%	0
2007	11.240282	11.601017	3.21%	0
2006	10.808627	11.240282	3.99%	0
2005	10.681004	10.808627	1.19%	0
2004	10.419761	10.681004	2.51%	0
2003	9.858342	10.419761	5.69%	0
2002*	10.000000	9.858342	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.565287	12.303264	-2.09%	0
2010	11.565861	12.565287	8.64%	0
2009	9.911326	11.565861	16.69%	0
2008	13.174998	9.911326	-24.77%	0
2007	12.731689	13.174998	3.48%	0
2006	11.672236	12.731689	9.08%	0
2005	11.311318	11.672236	3.19%	0
2004	10.542661	11.311318	7.29%	0
2003	8.965450	10.542661	17.59%	0
2002*	10.000000	8.965450	-10.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.849654	12.319077	-4.13%	529
2010	11.626250	12.849654	10.52%	529
2009	9.542030	11.626250	21.84%	529
2008	14.199386	9.542030	-32.80%	529
2007	13.658165	14.199386	3.96%	529
2006	12.173144	13.658165	12.20%	1,325
2005	11.606341	12.173144	4.88%	1,316
2004	10.570861	11.606341	9.80%	1,183
2003	8.521461	10.570861	24.05%	1,016
2002*	10.000000	8.521461	-14.79%	23
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
2009	10.368554	11.634865	12.21%	0
2008	12.460192	10.368554	-16.79%	0
2007	12.018192	12.460192	3.68%	0
2006	11.315902	12.018192	6.21%	0
2005	11.056083	11.315902	2.35%	0
2004	10.533364	11.056083	4.96%	0
2003	9.458089	10.533364	11.37%	0
2002*	10.000000	9.458089	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.727135	13.145948	-4.23%	619
2010	12.880774	13.727135	6.57%	657
2009*	10.000000	12.880774	28.81%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.827635	18.927786	-4.54%	6
2010	16.039558	19.827635	23.62%	6
2009	11.974103	16.039558	33.95%	6
2008	19.241216	11.974103	-37.77%	6
2007	18.265332	19.241216	5.34%	278
2006	16.968499	18.265332	7.64%	298
2005	15.452880	16.968499	9.81%	322
2004	13.631684	15.452880	13.36%	324
2003	10.335306	13.631684	31.89%	324
2002	12.458494	10.335306	-17.04%	6
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.501875	10.287176	-2.04%	26
2010	10.721650	10.501875	-2.05%	26
2009	10.941452	10.721650	-2.01%	26
2008	10.945655	10.941452	-0.04%	0
2007	10.664869	10.945655	2.63%	0
2006	10.415600	10.664869	2.39%	0
2005	10.356664	10.415600	0.57%	0
2004	10.488319	10.356664	-1.26%	0
2003	10.641254	10.488319	-1.44%	0
2002	10.733926	10.641254	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	30
2009	10.707996	13.045682	21.83%	27
2008	13.217667	10.707996	-18.99%	35
2007	12.899216	13.217667	2.47%	37
2006	12.560707	12.899216	2.69%	34
2005	12.549283	12.560707	0.09%	26
2004	12.026120	12.549283	4.35%	19
2003	10.950902	12.026120	9.82%	9
2002	10.428441	10.950902	5.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.972459	13.298836	-11.18%	0
2010	13.392237	14.972459	11.80%	0
2009*	10.000000	13.392237	33.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.041554	8.026932	-11.22%	0
2010	8.094439	9.041554	11.70%	51
2009	6.055886	8.094439	33.66%	52
2008*	10.000000	6.055886	-39.44%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.941092	12.276818	-17.83%	0
2010	14.374884	14.941092	3.94%	0
2009	11.303147	14.374884	27.18%	0
2008	21.503583	11.303147	-47.44%	0
2007	21.330878	21.503583	0.81%	0
2006	17.740610	21.330878	20.24%	0
2005	16.162608	17.740610	9.76%	0
2004	13.720758	16.162608	17.80%	0
2003*	10.000000	13.720758	37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.579435	8.986549	-6.19%	24
2010	7.711571	9.579435	24.22%	24
2009	6.193248	7.711571	24.52%	24
2008*	10.000000	6.193248	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.980860	9.549696	-4.32%	222
2010	8.517404	9.980860	17.18%	298
2009	6.664890	8.517404	27.80%	307
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.823545	12.479738	-2.68%	6
2010	10.435926	12.823545	22.88%	6
2009	8.358901	10.435926	24.85%	6
2008	15.928039	8.358901	-47.52%	6
2007	14.818391	15.928039	7.49%	6
2006	14.657700	14.818391	1.10%	6
2005	13.843455	14.657700	5.88%	6
2004	12.461332	13.843455	11.09%	6
2003	9.475089	12.461332	31.52%	6
2002	14.500883	9.475089	-34.66%	6

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.675806	20.155678	-7.01%	10
2010	17.478840	21.675806	24.01%	57
2009	14.138322	17.478840	23.63%	57
2008	21.275315	14.138322	-33.55%	57
2007	23.331781	21.275315	-8.81%	47
2006	20.306904	23.331781	14.90%	39
2005	20.112575	20.306904	0.97%	30
2004	17.505231	20.112575	14.89%	21
2003	11.393329	17.505231	53.64%	17
2002	15.970228	11.393329	-28.66%	13
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.210157	19.621202	-7.49%	0
2010	17.278718	21.210157	22.75%	232
2009	13.095835	17.278718	31.94%	233
2008	21.631279	13.095835	-39.46%	232
2007	21.625478	21.631279	0.03%	187
2006	19.704712	21.625478	9.75%	153
2005	17.909807	19.704712	10.02%	114
2004	15.362226	17.909807	16.58%	69
2003	11.121852	15.362226	38.13%	43
2002	13.735040	11.121852	-19.03%	12
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	196
2009	6.285199	7.762951	23.51%	196
2008	10.979662	6.285199	-42.76%	196
2007	10.362878	10.979662	5.95%	154
2006	9.310319	10.362878	11.31%	121
2005	8.846274	9.310319	5.25%	84
2004	8.228953	8.846274	7.50%	44
2003	6.588356	8.228953	24.90%	27
2002	8.138802	6.588356	-19.50%	10
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.099998	9.493346	4.32%	18
2010	7.136313	9.099998	27.52%	18
2009	5.568692	7.136313	28.15%	18
2008*	10.000000	5.568692	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
2009	6.030030	7.592639	25.91%	0
2008	9.770878	6.030030	-38.29%	0
2007	10.202686	9.770878	-4.23%	0
2006	8.986278	10.202686	13.54%	0
2005	8.800065	8.986278	2.12%	0
2004	7.646162	8.800065	15.09%	0
2003	5.939149	7.646162	28.74%	0
2002	8.100362	5.939149	-26.68%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
2009	8.678151	9.633124	11.00%	0
2008	10.234147	8.678151	-15.20%	0
2007	9.973597	10.234147	2.61%	0
2006	9.771163	9.973597	2.07%	0
2005	9.833172	9.771163	-0.63%	0
2004	9.961375	9.833172	-1.29%	0
2003*	10.000000	9.961375	-0.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.220628	10.874489	-3.08%	0
2010	9.577069	11.220628	17.16%	0
2009	7.965140	9.577069	20.24%	0
2008	13.435723	7.965140	-40.72%	0
2007	13.648238	13.435723	-1.56%	0
2006	13.237895	13.648238	3.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0
2004*	10.000000	11.228435	12.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.100873	9.780521	-3.17%	0
2010	9.424600	10.100873	7.18%	0
2009	6.657845	9.424600	41.56%	455
2008	12.476801	6.657845	-46.64%	279
2007	11.160241	12.476801	11.80%	291
2006	10.554295	11.160241	5.74%	287
2005	10.251831	10.554295	2.95%	276
2004	9.787472	10.251831	4.74%	264
2003	7.630825	9.787472	28.26%	249
2002	10.651785	7.630825	-28.36%	253

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.236986	18.183686	-10.15%	104
2010	17.814380	20.236986	13.60%	138
2009	13.019055	17.814380	36.83%	145
2008	22.225396	13.019055	-41.42%	146
2007	21.340637	22.225396	4.15%	145
2006	18.511544	21.340637	15.28%	150
2005	16.528020	18.511544	12.00%	161
2004	14.156384	16.528020	16.75%	164
2003*	10.000000	14.156384	41.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.455685	11.189271	-10.17%	62
2010	10.965494	12.455685	13.59%	62
2009	8.009483	10.965494	36.91%	62
2008	13.672032	8.009483	-41.42%	20
2007	13.130042	13.672032	4.13%	20
2006	11.389082	13.130042	15.29%	20
2005	10.171389	11.389082	11.97%	20
2004	8.714241	10.171389	16.72%	20
2003	6.220335	8.714241	40.09%	320
2002	8.156044	6.220335	-23.73%	312
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.747381	2.640614	-3.89%	0
2010	2.445706	2.747381	12.33%	0
2009	1.969888	2.445706	24.15%	0
2008	9.528140	1.969888	-79.33%	0
2007*	10.000000	9.528140	-4.72%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.952012	2.824045	-4.33%	0
2010	2.624928	2.952012	12.46%	0
2009	2.138459	2.624928	22.75%	0
2008	10.237209	2.138459	-79.11%	0
2007	10.463286	10.237209	-2.16%	0
2006*	10.000000	10.463286	4.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225324	9.035285	-2.06%	294
2010	8.111630	9.225324	13.73%	362
2009	6.455455	8.111630	25.66%	350
2008	10.711597	6.455455	-39.73%	304
2007	10.473670	10.711597	2.27%	298
2006	9.295556	10.473670	12.67%	307
2005	8.954387	9.295556	3.81%	294
2004	8.351719	8.954387	7.22%	289
2003	6.728539	8.351719	24.12%	265
2002	8.459766	6.728539	-20.46%	279

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0
2007	9.957149	9.633917	-3.25%	0
2006*	10.000000	9.957149	-0.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.955185	8.868096	-0.97%	245
2010	7.172474	8.955185	24.85%	737
2009	5.521991	7.172474	29.89%	729
2008	11.069241	5.521991	-50.11%	699
2007	10.629106	11.069241	4.14%	1,034
2006	10.539493	10.629106	0.85%	979
2005	9.578595	10.539493	10.03%	955
2004	8.164347	9.578595	17.32%	895
2003	6.636658	8.164347	23.02%	853
2002	9.383576	6.636658	-29.27%	313
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.220445	13.367420	9.39%	0
2010	11.540135	12.220445	5.90%	0
2009	9.955225	11.540135	15.92%	0
2008	10.931459	9.955225	-8.93%	0
2007	10.087596	10.931459	8.37%	0
2006*	10.000000	10.087596	0.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355222	13.553751	1.49%	0
2010	12.611516	13.355222	5.90%	0
2009	11.291455	12.611516	11.69%	0
2008	11.005163	11.291455	2.60%	0
2007	10.333323	11.005163	6.50%	0
2006*	10.000000	10.333323	3.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.953562	-0.46%	0

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217964	10.519602	-13.90%	0
2010	9.597806	12.217964	27.30%	0
2009	6.199960	9.597806	54.80%	0
2008	11.158240	6.199960	-44.44%	0
2007	10.957248	11.158240	1.83%	0
2006*	10.000000	10.957248	9.57%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.596007	9.020451	-6.00%	0
2010	8.752547	9.596007	9.64%	0
2009	7.540981	8.752547	16.07%	0
2008	12.304930	7.540981	-38.72%	0
2007	13.347325	12.304930	-7.81%	0
2006	11.234683	13.347325	18.80%	0
2005	10.728317	11.234683	4.72%	0
2004	9.677633	10.728317	10.86%	0
2003	7.992275	9.677633	21.09%	0
2002	10.154499	7.992275	-21.29%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.476776	9.511488	-9.21%	0
2010	9.302603	10.476776	12.62%	0
2009	7.583111	9.302603	22.68%	0
2008	12.532439	7.583111	-39.49%	0
2007	12.537050	12.532439	-0.04%	0
2006	11.059494	12.537050	13.36%	0
2005	10.574619	11.059494	4.59%	0
2004	9.646881	10.574619	9.62%	0
2003	7.849043	9.646881	22.91%	0
2002	10.176480	7.849043	-22.87%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
2007	10.357423	10.697155	3.28%	0
2006*	10.000000	10.357423	3.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
2009	19.713247	25.142559	27.54%	0
2008	23.671112	19.713247	-16.72%	0
2007	22.687213	23.671112	4.34%	0
2006	20.901775	22.687213	8.54%	0
2005	19.009151	20.901775	9.96%	0
2004	17.632719	19.009151	7.81%	0
2003	14.078556	17.632719	25.25%	0
2002	13.159594	14.078556	6.98%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655801	11.940794	-5.65%	0
2010	12.225605	12.655801	3.52%	0
2009	9.417870	12.225605	29.81%	0
2008	17.364279	9.417870	-45.76%	0
2007	15.472204	17.364279	12.23%	0
2006	12.622515	15.472204	22.58%	0
2005	11.601757	12.622515	8.80%	0
2004	10.089986	11.601757	14.98%	0
2003	8.084412	10.089986	24.81%	0
2002*	10.000000	8.084412	-19.16%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
2009	12.397051	25.886642	108.81%	0
2008	35.938253	12.397051	-65.50%	0
2007	26.664251	35.938253	34.78%	0
2006	19.514028	26.664251	36.64%	0
2005	15.092033	19.514028	29.30%	0
2004	12.238984	15.092033	23.31%	0
2003	8.103520	12.238984	51.03%	0
2002	8.520571	8.103520	-4.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
2009	21.318828	32.895991	54.30%	0
2008	40.401384	21.318828	-47.23%	0
2007	28.379415	40.401384	42.36%	0
2006	23.271834	28.379415	21.95%	0
2005	15.663404	23.271834	48.57%	0
2004	12.872243	15.663404	21.68%	0
2003	9.076418	12.872243	41.82%	0
2002	9.536718	9.076418	-4.83%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.961469	10.004110	-8.73%	0
2010	9.961087	10.961469	10.04%	0
2009	8.003656	9.961087	24.46%	0
2008	13.151565	8.003656	-39.14%	0
2007	12.212861	13.151565	7.69%	0
2006	10.967286	12.212861	11.36%	0
2005	10.295643	10.967286	6.52%	0
2004	9.584639	10.295643	7.42%	0
2003	7.249805	9.584639	32.21%	0
2002	9.668423	7.249805	-25.02%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.703707	14.943503	-10.54%	942
2010	13.477943	16.703707	23.93%	971
2009	9.650424	13.477943	39.66%	1,124
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	0
2009	10.767674	11.618354	7.90%	0
2008	11.176197	10.767674	-3.66%	0
2007	10.427272	11.176197	7.18%	0
2006	10.483909	10.427272	-0.54%	0
2005	10.543412	10.483909	-0.56%	0
2004	10.178146	10.543412	3.59%	0
2003*	10.000000	10.178146	1.78%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	0
2009	6.939169	8.022810	15.62%	0
2008	10.836164	6.939169	-35.96%	0
2007	11.077381	10.836164	-2.18%	1,446
2006	9.663109	11.077381	14.64%	1,547
2005	9.432928	9.663109	2.44%	1,522
2004	8.527274	9.432928	10.62%	1,550
2003	6.733511	8.527274	26.64%	1,639
2002	8.530598	6.733511	-21.07%	1,588
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.345728	9.770124	-13.89%	0
2010	10.229084	11.345728	10.92%	0
2009	7.811084	10.229084	30.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.569037	11.247997	-2.77%	1,271
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	2,342
2007	10.997667	10.517249	-4.37%	0
2006*	10.000000	10.997667	9.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.012216	13.857712	-1.10%	0
2010	12.618747	14.012216	11.04%	0
2009	10.753432	12.618747	17.35%	0
2008	15.001291	10.753432	-28.32%	1,636
2007	16.155002	15.001291	-7.14%	0
2006	13.906434	16.155002	16.17%	0
2005	13.523111	13.906434	2.83%	59
2004	12.081443	13.523111	11.93%	60
2003	9.569216	12.081443	26.25%	0
2002	11.186491	9.569216	-14.46%	105

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.901996	12.171792	-5.66%	1,122
2010	12.006618	12.901996	7.46%	2,391
2009*	10.000000	12.006618	20.07%	2,411
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
2007	14.323491	13.929190	-2.75%	0
2006	12.787130	14.323491	12.01%	0
2005	12.179584	12.787130	4.99%	0
2004	10.206952	12.179584	19.33%	0
2003	7.566849	10.206952	34.89%	0
2002*	10.000000	7.566849	-24.33%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
2007	7.561602	7.978229	5.51%	0
2006	7.072621	7.561602	6.91%	0
2005	6.971818	7.072621	1.45%	0
2004	6.704934	6.971818	3.98%	0
2003	5.435261	6.704934	23.36%	0
2002	7.813837	5.435261	-30.44%	12
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0
2007	9.856846	10.155803	3.03%	1,654
2006	8.716741	9.856846	13.08%	1,698
2005	8.504178	8.716741	2.50%	1,705
2004	7.851143	8.504178	8.32%	1,693
2003	6.247385	7.851143	25.67%	1,761
2002	8.219747	6.247385	-24.00%	1,712
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	0
2009	7.353512	8.823129	19.99%	0
2008	10.662306	7.353512	-31.03%	0
2007	10.167097	10.662306	4.87%	0
2006	8.915498	10.167097	14.04%	0
2005	8.724234	8.915498	2.19%	0
2004	8.483273	8.724234	2.84%	0
2003	7.151207	8.483273	18.63%	0
2002	8.770750	7.151207	-18.47%	0

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.589513	11.643731	-20.19%	0
2010	14.266640	14.589513	2.26%	0
2009	11.126435	14.266640	28.22%	0
2008	18.132986	11.126435	-38.64%	0
2007	17.785347	18.132986	1.95%	0
2006	14.817332	17.785347	20.03%	0
2005	13.525994	14.817332	9.55%	0
2004	11.511156	13.525994	17.50%	0
2003	8.622899	11.511156	33.50%	0
2002	10.035039	8.622899	-14.07%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.507965	8.863177	-15.65%	0
2010	8.183864	10.507965	28.40%	0
2009	6.632524	8.183864	23.39%	0
2008	10.856360	6.632524	-38.91%	0
2007	12.469755	10.856360	-12.94%	0
2006	12.273807	12.469755	1.60%	0
2005	11.848926	12.273807	3.59%	0
2004	10.870297	11.848926	9.00%	0
2003	8.431299	10.870297	28.93%	0
2002	10.648854	8.431299	-20.82%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
2007	12.514992	12.910334	3.16%	1,664
2006	12.272872	12.514992	1.97%	1,444
2005	12.374856	12.272872	-0.82%	1,390
2004	12.198720	12.374856	1.44%	1,356
2003	11.907225	12.198720	2.45%	1,180
2002	11.127027	11.907225	7.01%	1,328
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
2007	10.455955	11.120134	6.35%	0
2006*	10.000000	10.455955	4.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0
2007	10.475826	11.297277	7.84%	0
2006*	10.000000	10.475826	4.76%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
2007	10.495859	11.425874	8.86%	0
2006*	10.000000	10.495859	4.96%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.637779	12.999856	-4.68%	0
2010	11.894991	13.637779	14.65%	0
2009	8.955996	11.894991	32.82%	1,256
2008	15.942134	8.955996	-43.82%	1,938
2007	13.859370	15.942134	15.03%	0
2006	12.685607	13.859370	9.25%	0
2005	11.088647	12.685607	14.40%	0
2004	9.820090	11.088647	12.92%	0
2003	7.814811	9.820090	25.66%	0
2002	8.813204	7.814811	-11.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.002226	9.283384	-7.19%	1,464
2010	8.574068	10.002226	16.66%	1,631
2009	5.934691	8.574068	44.47%	1,744
2008	13.296094	5.934691	-55.37%	0
2007	9.326138	13.296094	42.57%	0
2006*	10.000000	9.326138	-6.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0
2004	9.476212	10.333244	9.04%	0
2003	7.433007	9.476212	27.49%	0
2002	9.147526	7.433007	-18.74%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.836743	6.839422	0.04%	0
2010	5.647397	6.836743	21.06%	0
2009	3.958633	5.647397	42.66%	0
2008	8.998395	3.958633	-56.01%	0
2007	7.470926	8.998395	20.45%	0
2006	7.246617	7.470926	3.10%	0
2005	6.799066	7.246617	6.58%	0
2004	6.486939	6.799066	4.81%	0
2003	5.110185	6.486939	26.94%	0
2002	6.685100	5.110185	-23.56%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.178303	8.018221	-1.96%	1,717
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
2004	7.654950	7.738767	1.09%	0
2003	5.888587	7.654950	30.00%	0
2002	8.617548	5.888587	-31.67%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	75
2009	6.861448	9.658026	40.76%	562
2008	9.352908	6.861448	-26.64%	562
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	0
2004	7.948720	8.518596	7.17%	0
2003	6.394476	7.948720	24.31%	0
2002	6.303565	6.394476	1.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224034	11.427944	1.82%	0
2010	10.086630	11.224034	11.28%	0
2009	7.158124	10.086630	40.91%	0
2008	9.746231	7.158124	-26.55%	0
2007*	10.000000	9.746231	-2.54%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	0
2009	10.135231	11.477678	13.25%	0
2008	10.710950	10.135231	-5.38%	0
2007	10.499745	10.710950	2.01%	0
2006	10.282213	10.499745	2.12%	0
2005	10.288147	10.282213	-0.06%	0
2004	10.073745	10.288147	2.13%	0
2003*	10.000000	10.073745	0.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.335641	9.908615	-12.59%	1,358
2010	8.996320	11.335641	26.00%	1,370
2009	6.563035	8.996320	37.08%	1,622
2008	11.082712	6.563035	-40.78%	2,714
2007	9.803474	11.082712	13.05%	0
2006*	10.000000	9.803474	-1.97%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
2004	8.686067	9.650675	11.11%	0
2003	6.195433	8.686067	40.20%	0
2002	7.944744	6.195433	-22.02%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.913393	11.264658	-19.04%	0
2010	12.575496	13.913393	10.64%	0
2009	10.155150	12.575496	23.83%	0
2008	18.483807	10.155150	-45.06%	0
2007	16.107796	18.483807	14.75%	0
2006	13.948578	16.107796	15.48%	0
2005	11.979699	13.948578	16.44%	0
2004	10.781464	11.979699	11.11%	0
2003	7.687444	10.781464	40.25%	0
2002*	10.000000	7.687444	-23.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
2007	14.578869	15.070195	3.37%	0
2006	12.815008	14.578869	13.76%	0
2005	12.763043	12.815008	0.41%	0
2004	11.437016	12.763043	11.59%	0
2003	7.403455	11.437016	54.48%	0
2002*	10.000000	7.403455	-25.97%	169
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.327373	11.354426	0.24%	1,239
2010	10.268844	11.327373	10.31%	1,363
2009	7.735514	10.268844	32.75%	1,459
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	2,849
2007	10.102516	9.653812	-4.44%	0
2006*	10.000000	10.102516	1.03%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	1,712
2009	6.562404	8.368173	27.52%	1,768
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044561	9.921849	-17.62%	0
2010	10.469114	12.044561	15.05%	0
2009	6.194345	10.469114	69.01%	0
2008	13.369543	6.194345	-53.67%	0
2007	10.612336	13.369543	25.98%	0
2006*	10.000000	10.612336	6.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.439170	12.659826	-12.32%	0
2010	13.571308	14.439170	6.39%	0
2009	10.093361	13.571308	34.46%	0
2008	17.251311	10.093361	-41.49%	0
2007	15.220252	17.251311	13.34%	0
2006	12.774076	15.220252	19.15%	0
2005	11.810023	12.774076	8.16%	0
2004	10.148035	11.810023	16.38%	0
2003	7.819948	10.148035	29.77%	0
2002*	10.000000	7.819948	-21.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.152203	8.877879	-12.55%	0
2010	9.565642	10.152203	6.13%	1,513
2009	7.121715	9.565642	34.32%	1,514
2008	12.204408	7.121715	-41.65%	0
2007	10.799482	12.204408	13.01%	0
2006*	10.000000	10.799482	7.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.282949	14.838566	-2.91%	2,742
2010	13.648082	15.282949	11.98%	3,969
2009	11.745902	13.648082	16.19%	4,252
2008	11.296695	11.745902	3.98%	1,644
2007	10.393609	11.296695	8.69%	0
2006*	10.000000	10.393609	3.94%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.866352	8.132662	-17.57%	0
2010	8.711096	9.866352	13.26%	0
2009	7.431713	8.711096	17.22%	0
2008	12.320924	7.431713	-39.68%	0
2007	11.559561	12.320924	6.59%	0
2006*	10.000000	11.559561	15.60%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.073694	8.499145	-6.33%	0
2010	7.463814	9.073694	21.57%	0
2009	5.295769	7.463814	40.94%	0
2008	9.010842	5.295769	-41.23%	0
2007	10.277156	9.010842	-12.32%	0
2006*	10.000000	10.277156	2.77%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.798225	10.641075	-1.46%	0
2010	9.976050	10.798225	8.24%	0
2009	8.111194	9.976050	22.99%	0
2008	11.380972	8.111194	-28.73%	0
2007	10.964399	11.380972	3.80%	0
2006*	10.000000	10.964399	9.64%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.232263	9.582364	-6.35%	0
2010	8.962470	10.232263	14.17%	0
2009	6.882762	8.962470	30.22%	0
2008	11.418378	6.882762	-39.72%	0
2007	11.345212	11.418378	0.64%	0
2006*	10.000000	11.345212	13.45%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.788842	13.494982	-2.13%	0
2010	12.201591	13.788842	13.01%	0
2009	7.214466	12.201591	69.13%	0
2008	10.524612	7.214466	-31.45%	0
2007	10.532967	10.524612	-0.08%	0
2006*	10.000000	10.532967	5.33%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.717439	11.877065	-6.61%	0
2010	10.657623	12.717439	19.33%	0
2009	6.981349	10.657623	52.66%	0
2008	11.611909	6.981349	-39.88%	0
2007	10.759371	11.611909	7.92%	0
2006*	10.000000	10.759371	7.59%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.148990	11.002864	-9.43%	0
2010	10.534401	12.148990	15.33%	0
2009	7.476254	10.534401	40.90%	0
2008	10.675639	7.476254	-29.97%	0
2007	10.706801	10.675639	-0.29%	0
2006*	10.000000	10.706801	7.07%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.278204	8.905768	-4.01%	0
2010	7.284557	9.278204	27.37%	0
2009	5.503759	7.284557	32.36%	0
2008	10.652888	5.503759	-48.34%	0
2007	10.305146	10.652888	3.37%	0
2006*	10.000000	10.305146	3.05%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086090	8.511229	-6.33%	0
2010	7.956275	9.086090	14.20%	0
2009	6.097565	7.956275	30.48%	0
2008	9.897773	6.097565	-38.39%	0
2007	10.777482	9.897773	-8.16%	0
2006*	10.000000	10.777482	7.77%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.299959	8.919009	-13.41%	0
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.255630	11.991190	-2.16%	0
2010	11.426500	12.255630	7.26%	0
2009	9.097275	11.426500	25.60%	0
2008	13.302307	9.097275	-31.61%	0
2007	12.569015	13.302307	5.83%	0
2006	11.000472	12.569015	14.26%	0
2005	10.668978	11.000472	3.11%	0
2004	10.000842	10.668978	6.68%	0
2003	8.210215	10.000842	21.81%	0
2002	9.934643	8.210215	-17.36%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478484	10.664077	1.77%	0
2010	10.165106	10.478484	3.08%	0
2009	8.132475	10.165106	24.99%	0
2008	11.637897	8.132475	-30.12%	0
2007	10.628828	11.637897	9.49%	0
2006*	10.000000	10.628828	6.29%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.422561	8.624590	-8.47%	0
2010	8.190112	9.422561	15.05%	0
2009	6.360541	8.190112	28.76%	0
2008	11.738035	6.360541	-45.81%	0
2007	12.694454	11.738035	-7.53%	0
2006*	10.000000	12.694454	26.94%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.365157	15.854959	-8.70%	0
2010	15.715767	17.365157	10.50%	0
2009	11.869647	15.715767	32.40%	0
2008	20.336779	11.869647	-41.63%	0
2007	18.109659	20.336779	12.30%	0
2006	14.424372	18.109659	25.55%	0
2005	12.493033	14.424372	15.46%	0
2004	10.290584	12.493033	21.40%	0
2003	8.144254	10.290584	26.35%	0
2002*	10.000000	8.144254	-18.56%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.076534	-9.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.968773	19.049874	-9.15%	695
2010	19.708466	20.968773	6.39%	731
2009*	10.000000	19.708466	22.42%	728
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	1,750
2009	5.936001	8.485500	42.95%	1,745
2008	10.888188	5.936001	-45.48%	0
2007	8.140610	10.888188	33.75%	0
2006	7.620090	8.140610	6.83%	0
2005	6.914774	7.620090	10.20%	0
2004	5.987242	6.914774	15.49%	0
2003	5.086420	5.987242	17.71%	0
2002	6.180038	5.086420	-17.70%	14
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
2007	3.727828	4.440934	19.13%	0
2006	3.531163	3.727828	5.57%	0
2005	3.233225	3.531163	9.21%	0
2004	3.283989	3.233225	-1.55%	0
2003	2.290027	3.283989	43.40%	0
2002	3.960302	2.290027	-42.18%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0
2007	12.543482	15.719127	25.32%	0
2006	8.737444	12.543482	43.56%	0
2005	6.763818	8.737444	29.18%	0
2004	5.821088	6.763818	16.20%	0
2003	4.419582	5.821088	31.71%	0
2002	6.080842	4.419582	-27.32%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0
2009	9.083373	11.266703	24.04%	0
2008	13.891722	9.083373	-34.61%	0
2007	13.851485	13.891722	0.29%	0
2006	12.108612	13.851485	14.39%	0
2005	11.324306	12.108612	6.93%	73
2004*	10.000000	11.324306	13.24%	74
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	1,844
2007	13.980746	14.724838	5.32%	0
2006	11.849834	13.980746	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691901	10.281748	-3.84%	1,343
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.460777	5.309412	-2.77%	0
2010	4.677503	5.460777	16.75%	0
2009	3.579656	4.677503	30.67%	0
2008	5.965717	3.579656	-40.00%	0
2007	5.097975	5.965717	17.02%	0
2006	4.904526	5.097975	3.94%	0
2005	4.703664	4.904526	4.27%	0
2004	4.442208	4.703664	5.89%	0
2003	3.418252	4.442208	29.96%	0
2002	4.898667	3.418252	-30.22%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	1,651
2009	6.113361	8.306090	35.87%	1,765
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0
2007	12.513336	12.633128	0.96%	0
2006	11.555665	12.513336	8.29%	0
2005	11.528431	11.555665	0.24%	0
2004	10.695756	11.528431	7.79%	0
2003	8.935042	10.695756	19.71%	0
2002	8.841526	8.935042	1.06%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	10.78%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	0
2007	11.254436	11.365871	0.99%	0
2006	10.393547	11.254436	8.28%	0
2005*	10.000000	10.393547	3.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
2007	22.196097	31.631293	42.51%	0
2006	16.582052	22.196097	33.86%	0
2005	12.768976	16.582052	29.86%	0
2004	10.802038	12.768976	18.21%	0
2003	6.676154	10.802038	61.80%	0
2002	8.044715	6.676154	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.568120	20.186322	-24.02%	762
2010	23.351122	26.568120	13.78%	678
2009	14.589664	23.351122	60.05%	731
2008	35.341831	14.589664	-58.72%	1,339
2007	24.805062	35.341831	42.48%	105
2006	18.541093	24.805062	33.78%	106
2005	14.275630	18.541093	29.88%	0
2004	12.075292	14.275630	18.22%	0
2003	7.465081	12.075292	61.76%	0
2002*	10.000000	7.465081	-25.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	47
2009	13.940684	14.014873	0.53%	348
2008	13.219192	13.940684	5.46%	3,121
2007	12.602135	13.219192	4.90%	0
2006	12.455530	12.602135	1.18%	0
2005	12.319888	12.455530	1.10%	0
2004	12.186606	12.319888	1.09%	0
2003	12.203933	12.186606	-0.14%	0
2002	11.231951	12.203933	8.65%	4
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
2008	14.641898	7.732144	-47.19%	0
2007	11.764115	14.641898	24.46%	0
2006	9.036698	11.764115	30.18%	0
2005	7.088478	9.036698	27.48%	0
2004	6.340503	7.088478	11.80%	0
2003	4.775268	6.340503	32.78%	0
2002	6.427129	4.775268	-25.70%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.594772	15.543841	-11.66%	0
2010	15.866370	17.594772	10.89%	0
2009	12.498283	15.866370	26.95%	0
2008	23.659857	12.498283	-47.18%	2,888
2007	19.009209	23.659857	24.47%	0
2006	14.603641	19.009209	30.17%	0
2005	11.458329	14.603641	27.45%	0
2004	10.235035	11.458329	11.95%	0
2003	7.724922	10.235035	32.49%	0
2002*	10.000000	7.724922	-22.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
2007	14.233770	14.763434	3.72%	0
2006	12.439821	14.233770	14.42%	0
2005	11.772148	12.439821	5.67%	0
2004	10.545460	11.772148	11.63%	0
2003	8.168360	10.545460	29.10%	0
2002*	10.000000	8.168360	-18.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
2007	11.212035	11.565930	3.16%	0
2006	10.786946	11.212035	3.94%	0
2005	10.665010	10.786946	1.14%	0
2004	10.409473	10.665010	2.45%	0
2003	9.853651	10.409473	5.64%	0
2002*	10.000000	9.853651	-1.46%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
2007	12.699711	13.135149	3.43%	0
2006	11.648839	12.699711	9.02%	0
2005	11.294395	11.648839	3.14%	0
2004	10.532259	11.294395	7.24%	0
2003	8.961185	10.532259	17.53%	0
2002*	10.000000	8.961185	-10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0
2007	13.623857	14.156450	3.91%	0
2006	12.148749	13.623857	12.14%	0
2005	11.588986	12.148749	4.83%	0
2004	10.560445	11.588986	9.74%	0
2003	8.517407	10.560445	23.99%	0
2002*	10.000000	8.517407	-14.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
2007	11.988026	12.422545	3.62%	0
2006	11.293234	11.988026	6.15%	0
2005	11.039557	11.293234	2.30%	0
2004	10.522984	11.039557	4.91%	0
2003	9.453586	10.522984	11.31%	0
2002*	10.000000	9.453586	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	1,148
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.709896	18.805798	-4.59%	743
2010	15.952449	19.709896	23.55%	0
2009	11.915159	15.952449	33.88%	0
2008	19.156302	11.915159	-37.80%	0
2007	18.194066	19.156302	5.29%	0
2006	16.910913	18.194066	7.59%	0
2005	15.408276	16.910913	9.75%	0
2004	13.599282	15.408276	13.30%	0
2003	10.315991	13.599282	31.83%	72
2002	12.441562	10.315991	-17.08%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	0
2009	10.887553	10.663389	-2.06%	0
2008	10.897300	10.887553	-0.09%	3,335
2007	10.623206	10.897300	2.58%	0
2006	10.380196	10.623206	2.34%	0
2005	10.326717	10.380196	0.52%	0
2004	10.463331	10.326717	-1.31%	0
2003	10.621324	10.463331	-1.49%	0
2002	10.719296	10.621324	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
2007	12.848901	13.159351	2.42%	0
2006	12.518094	12.848901	2.64%	0
2005	12.513070	12.518094	0.04%	0
2004	11.997543	12.513070	4.30%	0
2003	10.930457	11.997543	9.76%	0
2002	10.414287	10.930457	4.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.959742	13.280769	-11.22%	0
2010	13.387684	14.959742	11.74%	0
2009*	10.000000	13.387684	33.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.029241	8.011913	-11.27%	0
2010	8.087538	9.029241	11.64%	0
2009	6.053818	8.087538	33.59%	0
2008*	10.000000	6.053818	-39.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.882708	12.222607	-17.87%	0
2010	14.326019	14.882708	3.89%	0
2009	11.270475	14.326019	27.11%	0
2008	21.452418	11.270475	-47.46%	0
2007	21.291051	21.452418	0.76%	0
2006	17.716509	21.291051	20.18%	0
2005	16.148871	17.716509	9.71%	0
2004	13.716090	16.148871	17.74%	0
2003*	10.000000	13.716090	37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	77
2009	6.274804	7.972276	27.05%	0
2008*	10.000000	6.274804	-37.25%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	0
2009	6.191135	7.704994	24.45%	0
2008*	10.000000	6.191135	-38.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	84
2009	6.662616	8.510135	27.73%	628
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0
2007	14.760544	15.857723	7.43%	0
2006	14.607915	14.760544	1.04%	0
2005	13.803450	14.607915	5.83%	0
2004	12.431672	13.803450	11.03%	0
2003	9.457357	12.431672	31.45%	0
2002	14.481164	9.457357	-34.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
2007	23.240748	21.181424	-8.86%	0
2006	20.237978	23.240748	14.84%	0
2005	20.054519	20.237978	0.91%	84
2004	17.463621	20.054519	14.84%	85
2003	11.372033	17.463621	53.57%	58
2002	15.948542	11.372033	-28.70%	4

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	0
2009	13.031335	17.184831	31.87%	0
2008	21.535769	13.031335	-39.49%	1,378
2007	21.541052	21.535769	-0.02%	0
2006	19.637782	21.541052	9.69%	0
2005	17.858063	19.637782	9.97%	0
2004	15.325664	17.858063	16.52%	0
2003	11.101037	15.325664	38.06%	0
2002	13.716369	11.101037	-19.07%	4
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.575366	8.440043	-1.58%	0
2010	7.720756	8.575366	11.07%	0
2009	6.254228	7.720756	23.45%	0
2008	10.931147	6.254228	-42.79%	0
2007	10.322396	10.931147	5.90%	0
2006	9.278688	10.322396	11.25%	0
2005	8.820712	9.278688	5.19%	0
2004	8.209369	8.820712	7.45%	0
2003	6.576030	8.209369	24.84%	0
2002	8.127729	6.576030	-19.09%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.087555	9.475533	4.27%	72
2010	7.130197	9.087555	27.45%	72
2009	5.566771	7.130197	28.08%	72
2008*	10.000000	5.566771	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.558961	8.184717	-4.37%	3,454
2010	7.551387	8.558961	13.34%	0
2009	6.000337	7.551387	25.85%	0
2008	9.727744	6.000337	-38.32%	2,868
2007	10.162857	9.727744	-4.28%	0
2006	8.955757	10.162857	13.48%	0
2005	8.774641	8.955757	2.06%	0
2004	7.627962	8.774641	15.03%	0
2003	5.928033	7.627962	26.68%	0
2002	8.089339	5.928033	-26.72%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	0
2009	8.653074	9.600383	10.95%	0
2008	10.209798	8.653074	-15.25%	0
2007	9.954980	10.209798	2.56%	0
2006	9.757891	9.954980	2.02%	0
2005	9.824818	9.757891	-0.68%	0
2004	9.957976	9.824818	-1.34%	0
2003*	10.000000	9.957976	-0.42%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.171080	10.820966	-3.13%	0
2010	9.539643	11.171080	17.10%	0
2009	7.938066	9.539643	20.18%	0
2008	13.396903	7.938066	-40.75%	0
2007	13.615795	13.396903	-1.61%	0
2006	13.213153	13.615795	3.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0
2004*	10.000000	11.224655	12.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.040868	9.717483	-3.22%	0
2010	9.373395	10.040868	7.12%	0
2009	6.625054	9.373395	41.48%	0
2008	12.421728	6.625054	-46.67%	0
2007	11.116689	12.421728	11.74%	579
2006	10.518457	11.116689	5.69%	586
2005	10.222216	10.518457	2.90%	570
2004	9.764179	10.222216	4.69%	551
2003	7.616546	9.764179	28.20%	574
2002	10.637302	7.616546	-28.40%	553
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.157937	18.103419	-10.19%	0
2010	17.753846	20.157937	13.54%	0
2009	12.981440	17.753846	36.76%	0
2008	22.172529	12.981440	-41.45%	0
2007	21.300790	22.172529	4.09%	0
2006	18.486390	21.300790	15.22%	0
2005	16.513972	18.486390	11.94%	0
2004	14.151574	16.513972	16.69%	0
2003*	10.000000	14.151574	41.52%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.388006	11.122788	-10.21%	0
2010	10.911468	12.388006	13.53%	0
2009	7.974083	10.911468	36.84%	0
2008	13.618564	7.974083	-41.45%	0
2007	13.085416	13.618564	4.07%	0
2006	11.356156	13.085416	15.23%	0
2005	10.147146	11.356156	11.91%	0
2004	8.697915	10.147146	16.66%	0
2003	6.211849	8.697915	40.02%	0
2002	8.149095	6.211849	-23.77%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.742257	2.634331	-3.94%	0
2010	2.442382	2.742257	12.28%	0
2009	1.968205	2.442382	24.09%	0
2008	9.524889	1.968205	-79.34%	0
2007*	10.000000	9.524889	-4.75%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.944977	2.815875	-4.38%	0
2010	2.620016	2.944977	12.40%	0
2009	2.135548	2.620016	22.69%	0
2008	10.228503	2.135548	-79.12%	0
2007	10.459744	10.228503	-2.21%	0
2006*	10.000000	10.459744	4.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
2007	10.432775	10.664296	2.22%	0
2006	9.263984	10.432775	12.62%	0
2005	8.928513	9.263984	3.76%	0
2004	8.331849	8.928513	7.16%	0
2003	6.715954	8.331849	24.06%	0
2002	8.448257	6.715954	-20.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0
2007	9.953774	9.625704	-3.30%	0
2006*	10.000000	9.953774	-0.46%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	0
2007	10.587644	11.020395	4.09%	0
2006	10.503716	10.587644	0.80%	0
2005	9.550936	10.503716	9.98%	0
2004	8.144921	9.550936	17.26%	0
2003	6.624244	8.144921	22.96%	0
2002	9.370812	6.624244	-29.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.576880	12.288357	6.15%	1,131
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	2,680
2009*	10.000000	10.890926	8.91%	2,651
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.191864	13.329372	9.33%	0
2010	11.519022	12.191864	5.84%	0
2009	9.942088	11.519022	15.86%	0
2008	10.922608	9.942088	-8.98%	0
2007	10.084604	10.922608	8.31%	0
2006*	10.000000	10.084604	0.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.323983	13.515160	1.43%	0
2010	12.588446	13.323983	5.84%	0
2009	11.276554	12.588446	11.63%	0
2008	10.996253	11.276554	2.55%	0
2007	10.330258	10.996253	6.45%	0
2006*	10.000000	10.330258	3.30%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.950190	-0.50%	2,805
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.189519	10.489748	-13.94%	0
2010	9.580343	12.189519	27.23%	0
2009	6.191846	9.580343	54.73%	0
2008	11.149342	6.191846	-44.46%	0
2007	10.954136	11.149342	1.78%	0
2006*	10.000000	10.954136	9.54%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551379	8.973919	-6.05%	0
2010	8.716281	9.551379	9.58%	0
2009	7.513569	8.716281	16.01%	0
2008	12.266497	7.513569	-38.75%	0
2007	13.312473	12.266497	-7.86%	0
2006	11.211050	13.312473	18.74%	0
2005	10.711207	11.211050	4.67%	0
2004	9.667137	10.711207	10.80%	0
2003	7.987679	9.667137	21.03%	0
2002	10.153863	7.987679	-21.33%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.428090	9.462460	-9.26%	0
2010	9.264084	10.428090	12.56%	0
2009	7.555563	9.264084	22.61%	0
2008	12.493295	7.555563	-39.52%	0
2007	12.504301	12.493295	-0.09%	0
2006	11.036228	12.504301	13.30%	0
2005	10.557746	11.036228	4.53%	0
2004	9.636406	10.557746	9.56%	0
2003	7.844528	9.636406	22.84%	0
2002	10.175835	7.844528	-22.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
2007	10.353910	10.688043	3.23%	0
2006*	10.000000	10.353910	3.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	0
2007	22.598697	23.566661	4.28%	0
2006	20.830834	22.598697	8.49%	0
2005	18.954277	20.830834	9.90%	0
2004	17.590800	18.954277	7.75%	0
2003	14.052254	17.590800	25.18%	0
2002	13.141724	14.052254	6.93%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.599912	11.882000	-5.70%	0
2010	12.177823	12.599912	3.47%	0
2009	9.385856	12.177823	29.75%	0
2008	17.314103	9.385856	-45.79%	0
2007	15.435415	17.314103	12.17%	0
2006	12.598911	15.435415	22.51%	0
2005	11.585959	12.598911	8.74%	0
2004	10.081389	11.585959	14.92%	0
2003	8.081645	10.081389	24.74%	0
2002*	10.000000	8.081645	-19.18%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
2007	26.560240	35.779705	34.71%	0
2006	19.447799	26.560240	36.57%	0
2005	15.048471	19.447799	29.23%	0
2004	12.209884	15.048471	23.25%	0
2003	8.088367	12.209884	50.96%	0
2002	8.508987	8.088367	-4.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
2007	28.268718	40.223141	42.29%	0
2006	23.192864	28.268718	21.89%	0
2005	15.618187	23.192864	48.50%	0
2004	12.841633	15.618187	21.62%	0
2003	9.059454	12.841633	41.75%	0
2002	9.523759	9.059454	-4.88%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.901917	9.944695	-8.78%	0
2010	9.912029	10.901917	9.99%	0
2009	7.968312	9.912029	24.39%	0
2008	13.100195	7.968312	-39.17%	0
2007	12.171403	13.100195	7.63%	0
2006	10.935639	12.171403	11.30%	0
2005	10.271156	10.935639	6.47%	0
2004	9.566724	10.271156	7.36%	0
2003	7.239941	9.566724	32.14%	0
2002	9.660204	7.239941	-25.05%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.629927	14.869912	-10.58%	0
2010	13.425261	16.629927	23.87%	0
2009	9.617617	13.425261	39.59%	0
2008	15.298059	9.617617	-37.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.909933	13.023453	9.35%	0
2010	11.578828	11.909933	2.86%	0
2009	10.736525	11.578828	7.85%	0
2008	11.149561	10.736525	-3.70%	0
2007	10.407763	11.149561	7.13%	0
2006	10.469628	10.407763	-0.59%	0
2005	10.534412	10.469628	-0.61%	0
2004	10.174656	10.534412	3.54%	0
2003*	10.000000	10.174656	1.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.912386	8.992572	0.90%	0
2010	7.979243	8.912386	11.69%	0
2009	6.905005	7.979243	15.56%	0
2008	10.788333	6.905005	-36.00%	0
2007	11.034148	10.788333	-2.23%	0
2006	9.630273	11.034148	14.58%	0
2005	9.405665	9.630273	2.39%	0
2004	8.506975	9.405665	10.56%	0
2003	6.720908	8.506975	26.57%	0
2002	8.518985	6.720908	-21.11%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.278286	9.707097	-13.93%	0
2010	10.173470	11.278286	10.86%	0
2009	7.772588	10.173470	30.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.541476	11.215490	-2.82%	0
2010	9.890566	11.541476	16.69%	0
2009	7.778587	9.890566	27.15%	0
2008	10.508294	7.778587	-25.98%	0
2007	10.993942	10.508294	-4.42%	0
2006*	10.000000	10.993942	9.94%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.928954	13.768348	-1.15%	0
2010	12.550165	13.928954	10.99%	0
2009	10.700461	12.550165	17.29%	56
2008	14.935036	10.700461	-28.35%	29
2007	16.091915	14.935036	-7.19%	34
2006	13.859194	16.091915	16.11%	34
2005	13.484039	13.859194	2.78%	34
2004	12.052689	13.484039	11.88%	34
2003	9.551316	12.052689	26.19%	167
2002	11.171284	9.551316	-14.50%	68

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.141917	13.916337	-1.60%	0
2010	11.485886	14.141917	23.12%	0
2009	9.388653	11.485886	22.34%	0
2008	13.888963	9.388653	-32.40%	0
2007	14.289469	13.888963	-2.80%	6
2006	12.763255	14.289469	11.96%	6
2005	12.163030	12.763255	4.93%	6
2004	10.198281	12.163030	19.27%	6
2003	7.564269	10.198281	34.82%	0
2002*	10.000000	7.564269	-24.36%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.493999	7.399300	-1.26%	0
2010	6.670270	7.493999	12.35%	0
2009	5.096463	6.670270	30.88%	0
2008	7.943025	5.096463	-35.84%	0
2007	7.532086	7.943025	5.46%	0
2006	7.048600	7.532086	6.86%	0
2005	6.951672	7.048600	1.39%	0
2004	6.688974	6.951672	3.93%	0
2003	5.425087	6.688974	23.30%	0
2002	7.803211	5.425087	-30.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.638401	8.611776	-0.31%	913
2010	7.687382	8.638401	12.37%	913
2009	6.218655	7.687382	23.62%	1,712
2008	10.110963	6.218655	-38.50%	1,408
2007	9.818359	10.110963	2.98%	1,408
2006	8.687121	9.818359	13.02%	1,408
2005	8.479597	8.687121	2.45%	1,243
2004	7.832447	8.479597	8.26%	1,020
2003	6.235687	7.832447	25.61%	766
2002	8.208564	6.235687	-24.03%	20
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.901921	10.562751	6.67%	0
2010	8.775175	9.901921	12.84%	0
2009	7.317274	8.775175	19.92%	0
2008	10.615188	7.317274	-31.07%	0
2007	10.127371	10.615188	4.82%	0
2006	8.885193	10.127371	13.98%	0
2005	8.699022	8.885193	2.14%	0
2004	8.463081	8.699022	2.79%	0
2003	7.137823	8.463081	18.57%	167
2002	8.758825	7.137823	-18.51%	88

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521679	11.583674	-20.23%	0
2010	14.207547	14.521679	2.21%	0
2009	11.086020	14.207547	28.16%	0
2008	18.076369	11.086020	-38.67%	0
2007	17.738928	18.076369	1.90%	0
2006	14.786198	17.738928	19.97%	0
2005	13.504452	14.786198	9.49%	0
2004	11.498688	13.504452	17.44%	0
2003	8.617950	11.498688	33.43%	0
2002	10.034409	8.617950	-14.12%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.459073	8.817436	-15.70%	0
2010	8.149953	10.459073	28.33%	0
2009	6.608412	8.149953	23.33%	0
2008	10.822434	6.608412	-38.94%	0
2007	12.437178	10.822434	-12.98%	0
2006	12.247982	12.437178	1.54%	0
2005	11.830026	12.247982	3.53%	0
2004	10.858505	11.830026	8.95%	0
2003	8.426454	10.858505	28.86%	0
2002	10.648184	8.426454	-20.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.589538	14.601140	0.08%	257
2010	13.741405	14.589538	6.17%	4
2009	11.660402	13.741405	17.85%	44
2008	12.853350	11.660402	-9.28%	0
2007	12.466146	12.853350	3.11%	0
2006	12.231189	12.466146	1.92%	0
2005	12.339114	12.231189	-0.87%	0
2004	12.169693	12.339114	1.39%	0
2003	11.884957	12.169693	2.40%	112
2002	11.111890	11.884957	6.96%	62
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.915928	10.651392	-2.42%	0
2010	9.895266	10.915928	10.31%	0
2009	8.145331	9.895266	21.48%	0
2008	11.110641	8.145331	-26.69%	0
2007	10.452402	11.110641	6.30%	0
2006*	10.000000	10.452402	4.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493911	10.153268	-3.25%	0
2010	9.364543	10.493911	12.06%	0
2009	7.431712	9.364543	26.01%	0
2008	11.287639	7.431712	-34.16%	0
2007	10.472276	11.287639	7.79%	0
2006*	10.000000	10.472276	4.72%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.095231	9.612260	-4.78%	0
2010	8.893878	10.095231	13.51%	0
2009	6.917020	8.893878	28.58%	0
2008	11.416142	6.917020	-39.41%	0
2007	10.492310	11.416142	8.80%	0
2006*	10.000000	10.492310	4.92%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.556769	12.916044	-4.73%	0
2010	11.830371	13.556769	14.59%	0
2009	8.911892	11.830371	32.75%	674
2008	15.871738	8.911892	-43.85%	433
2007	13.805265	15.871738	14.97%	433
2006	12.642514	13.805265	9.20%	433
2005	11.056607	12.642514	14.34%	433
2004	9.796715	11.056607	12.86%	433
2003	7.800188	9.796715	25.60%	749
2002	8.801213	7.800188	-11.37%	167
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.978366	9.256514	-7.23%	8
2010	8.557987	9.978366	16.60%	8
2009	5.926591	8.557987	44.40%	8
2008	13.284760	5.926591	-55.39%	8
2007	9.322976	13.284760	42.49%	0
2006*	10.000000	9.322976	-6.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986715	9.856356	-1.31%	37
2010	8.867966	9.986715	12.62%	37
2009	6.969743	8.867966	27.24%	738
2008	12.432583	6.969743	-43.94%	457
2007	12.529656	12.432583	-0.77%	464
2006	10.663017	12.529656	17.51%	465
2005	10.303367	10.663017	3.49%	465
2004	9.453639	10.303367	8.99%	465
2003	7.419096	9.453639	27.42%	632
2002	9.135077	7.419096	-18.78%	85
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.796107	6.795301	-0.01%	0
2010	5.616700	6.796107	21.00%	0
2009	3.939131	5.616700	42.59%	0
2008	8.958660	3.939131	-56.03%	0
2007	7.441763	8.958660	20.38%	0
2006	7.222009	7.441763	3.04%	0
2005	6.779429	7.222009	6.53%	0
2004	6.471511	6.779429	4.76%	0
2003	5.100632	6.471511	26.88%	0
2002	6.676003	5.100632	-23.60%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0
2007	8.333858	10.344749	24.13%	9
2006	7.979337	8.333858	4.44%	9
2005	7.716381	7.979337	3.41%	9
2004	7.636709	7.716381	1.04%	9
2003	5.877549	7.636709	29.93%	0
2002	8.605815	5.877549	-31.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
2007	9.271042	9.311628	0.44%	0
2006	8.521607	9.271042	8.79%	0
2005	8.493992	8.521607	0.33%	0
2004	7.929810	8.493992	7.11%	0
2003	6.382519	7.929810	24.24%	0
2002	6.294993	6.382519	1.39%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.203045	11.400770	1.76%	0
2010	10.072898	11.203045	11.22%	0
2009	7.152034	10.072898	40.84%	0
2008	9.742912	7.152034	-26.59%	0
2007*	10.000000	9.742912	-2.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.052304	12.644074	4.91%	0
2010	11.438654	12.052304	5.36%	0
2009	10.105926	11.438654	13.19%	0
2008	10.685432	10.105926	-5.42%	0
2007	10.480113	10.685432	1.96%	0
2006	10.268217	10.480113	2.06%	0
2005	10.279382	10.268217	-0.11%	0
2004	10.070300	10.279382	2.08%	0
2003*	10.000000	10.070300	0.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.308667	9.879986	-12.63%	9
2010	8.979490	11.308667	25.94%	9
2009	6.554095	8.979490	37.01%	9
2008	11.073276	6.554095	-40.81%	9
2007	9.800151	11.073276	12.99%	0
2006*	10.000000	9.800151	-2.00%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0
2007	12.930372	14.827724	14.67%	0
2006	11.203058	12.930372	15.42%	0
2005	9.622805	11.203058	16.42%	0
2004	8.665395	9.622805	11.05%	0
2003	6.183841	8.665395	40.13%	0
2002	7.933931	6.183841	-22.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.851915	11.209151	-19.08%	6
2010	12.526319	13.851915	10.58%	6
2009	10.120610	12.526319	23.77%	6
2008	18.430385	10.120610	-45.09%	6
2007	16.069496	18.430385	14.69%	6
2006	13.922499	16.069496	15.42%	6
2005	11.963391	13.922499	16.38%	6
2004	10.772293	11.963391	11.06%	6
2003	7.684818	10.772293	40.18%	0
2002*	10.000000	7.684818	-23.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.680146	12.202008	-10.80%	0
2010	11.055685	13.680146	23.74%	0
2009	7.178428	11.055685	54.01%	0
2008	15.026637	7.178428	-52.23%	0
2007	14.544203	15.026637	3.32%	6
2006	12.791050	14.544203	13.71%	6
2005	12.745663	12.791050	0.36%	6
2004	11.427270	12.745663	11.54%	6
2003	7.400922	11.427270	54.40%	0
2002*	10.000000	7.400922	-25.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
2007	11.055909	11.223320	1.51%	0
2006*	10.000000	11.055909	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.024027	9.440061	-5.83%	0
2010	7.989297	10.024027	25.47%	0
2009	6.321721	7.989297	26.38%	0
2008	9.645600	6.321721	-34.46%	0
2007	10.099105	9.645600	-4.49%	0
2006*	10.000000	10.099105	0.99%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.015846	9.893129	-17.67%	8
2010	10.449492	12.015846	14.99%	8
2009	6.185888	10.449492	68.92%	8
2008	13.358140	6.185888	-53.69%	8
2007	10.608731	13.358140	25.92%	0
2006*	10.000000	10.608731	6.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.375381	12.597475	-12.37%	0
2010	13.518237	14.375381	6.34%	0
2009	10.059035	13.518237	34.39%	0
2008	17.201456	10.059035	-41.52%	0
2007	15.184059	17.201456	13.29%	0
2006	12.750199	15.184059	19.09%	0
2005	11.793952	12.750199	8.11%	0
2004	10.139397	11.793952	16.32%	0
2003	7.817266	10.139397	29.71%	0
2002*	10.000000	7.817266	-21.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.128032	8.852231	-12.60%	9
2010	9.547734	10.128032	6.08%	9
2009	7.112006	9.547734	34.25%	9
2008	12.194000	7.112006	-41.68%	9
2007	10.795819	12.194000	12.95%	0
2006*	10.000000	10.795819	7.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.246578	14.795710	-2.96%	0
2010	13.622551	15.246578	11.92%	0
2009	11.729910	13.622551	16.14%	0
2008	11.287075	11.729910	3.92%	0
2007	10.390096	11.287075	8.63%	0
2006*	10.000000	10.390096	3.90%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.843373	8.109574	-17.61%	0
2010	8.695245	9.843373	13.20%	0
2009	7.421983	8.695245	17.16%	0
2008	12.311099	7.421983	-39.71%	0
2007	11.556280	12.311099	6.53%	0
2006*	10.000000	11.556280	15.56%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.052560	8.475039	-6.38%	0
2010	7.450232	9.052560	21.51%	0
2009	5.288832	7.450232	40.87%	0
2008	9.003635	5.288832	-41.26%	0
2007	10.274232	9.003635	-12.37%	0
2006*	10.000000	10.274232	2.74%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.773095	10.610894	-1.51%	0
2010	9.957913	10.773095	8.19%	0
2009	8.100581	9.957913	22.93%	0
2008	11.371892	8.100581	-28.77%	0
2007	10.961283	11.371892	3.75%	0
2006*	10.000000	10.961283	9.61%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.208421	9.555165	-6.40%	0
2010	8.946146	10.208421	14.11%	0
2009	6.873742	8.946146	30.15%	0
2008	11.409262	6.873742	-39.75%	0
2007	11.341993	11.409262	0.59%	0
2006*	10.000000	11.341993	13.42%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.756740	13.456717	-2.18%	0
2010	12.179395	13.756740	12.95%	0
2009	7.205015	12.179395	69.04%	0
2008	10.516215	7.205015	-31.49%	0
2007	10.529971	10.516215	-0.13%	0
2006*	10.000000	10.529971	5.30%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.687815	11.843363	-6.66%	0
2010	10.638214	12.687815	19.27%	0
2009	6.972203	10.638214	52.58%	0
2008	11.602651	6.972203	-39.91%	0
2007	10.756318	11.602651	7.87%	0
2006*	10.000000	10.756318	7.56%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.120710	10.971653	-9.48%	0
2010	10.515241	12.120710	15.27%	0
2009	7.466463	10.515241	40.83%	0
2008	10.667118	7.466463	-30.00%	0
2007	10.703754	10.667118	-0.34%	0
2006*	10.000000	10.703754	7.04%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.256582	8.880486	-4.06%	0
2010	7.271287	9.256582	27.30%	0
2009	5.496544	7.271287	32.29%	0
2008	10.644384	5.496544	-48.36%	0
2007	10.302221	10.644384	3.32%	0
2006*	10.000000	10.302221	3.02%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.064953	8.487096	-6.37%	0
2010	7.941818	9.064953	14.14%	0
2009	6.089587	7.941818	30.42%	0
2008	9.889893	6.089587	-38.43%	0
2007	10.774429	9.889893	-8.21%	0
2006*	10.000000	10.774429	7.74%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.299093	8.913723	-13.45%	0
2010*	10.000000	10.299093	2.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.198633	11.929341	-2.21%	0
2010	11.379168	12.198633	7.20%	0
2009	9.064217	11.379168	25.54%	0
2008	13.260757	9.064217	-31.65%	0
2007	12.536205	13.260757	5.78%	0
2006	10.977341	12.536205	14.20%	0
2005	10.651973	10.977341	3.05%	0
2004	9.990004	10.651973	6.63%	0
2003	8.205505	9.990004	21.75%	0
2002	9.934020	8.205505	-17.40%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.454076	10.633820	1.72%	0
2010	10.146614	10.454076	3.03%	0
2009	8.121826	10.146614	24.93%	0
2008	11.628617	8.121826	-30.16%	0
2007	10.625816	11.628617	9.44%	0
2006*	10.000000	10.625816	6.26%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.400603	8.600095	-8.52%	0
2010	8.175189	9.400603	14.99%	0
2009	6.352197	8.175189	28.70%	0
2008	11.728659	6.352197	-45.84%	0
2007	12.690842	11.728659	-7.58%	0
2006*	10.000000	12.690842	26.91%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.288451	15.776872	-8.74%	0
2010	15.654328	17.288451	10.44%	0
2009	11.829278	15.654328	32.34%	0
2008	20.277978	11.829278	-41.66%	0
2007	18.066572	20.277978	12.24%	0
2006	14.397384	18.066572	25.49%	0
2005	12.476010	14.397384	15.40%	0
2004	10.281813	12.476010	21.34%	0
2003	8.141462	10.281813	26.29%	0
2002*	10.000000	8.141462	-18.59%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.073415	-9.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
2009*	10.000000	19.618135	22.36%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.796429	8.010134	-8.94%	10
2010	8.442557	8.796429	4.19%	10
2009	5.908972	8.442557	42.88%	10
2008	10.844174	5.908972	-45.51%	10
2007	8.111859	10.844174	33.68%	0
2006	7.597051	8.111859	6.78%	0
2005	6.897381	7.597051	10.14%	0
2004	5.975238	6.897381	15.43%	0
2003	5.078815	5.975238	17.65%	0
2002	6.173947	5.078815	-17.74%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.531216	4.050083	-10.62%	0
2010	3.722508	4.531216	21.72%	0
2009	2.424699	3.722508	53.52%	0
2008	4.422984	2.424699	-45.18%	0
2007	3.714659	4.422984	19.07%	0
2006	3.520479	3.714659	5.52%	0
2005	3.225081	3.520479	9.16%	0
2004	3.277394	3.225081	-1.60%	0
2003	2.286600	3.277394	43.33%	0
2002	3.956393	2.286600	-42.20%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.685566	10.385109	-33.79%	0
2010	12.822056	15.685566	22.33%	0
2009	7.317560	12.822056	75.22%	0
2008	15.655600	7.317560	-53.26%	0
2007	12.499202	15.655600	25.25%	0
2006	8.711032	12.499202	43.49%	0
2005	6.746806	8.711032	29.11%	0
2004	5.809420	6.746806	16.14%	0
2003	4.412971	5.809420	31.64%	0
2002	6.074850	4.412971	-27.36%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.571163	13.566941	-0.03%	0
2010	11.234179	13.571163	20.80%	0
2009	9.061770	11.234179	23.97%	0
2008	13.865792	9.061770	-34.65%	0
2007	13.832721	13.865792	0.24%	0
2006	12.098372	13.832721	14.34%	0
2005	11.320491	12.098372	6.87%	0
2004*	10.000000	11.320491	13.20%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.599085	12.271241	-2.60%	0
2010	11.577186	12.599085	8.83%	0
2009	9.662266	11.577186	19.82%	0
2008	14.682307	9.662266	-34.19%	0
2007	13.947521	14.682307	5.27%	0
2006	11.827697	13.947521	17.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.428310	5.275164	-2.82%	0
2010	4.652066	5.428310	16.69%	0
2009	3.562000	4.652066	30.60%	0
2008	5.939328	3.562000	-40.03%	0
2007	5.078044	5.939328	16.96%	0
2006	4.887844	5.078044	3.89%	0
2005	4.690047	4.887844	4.22%	0
2004	4.431602	4.690047	5.83%	0
2003	3.411839	4.431602	29.89%	0
2002	4.861995	3.411839	-30.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.749084	13.541071	-1.51%	29
2010	12.383633	13.749084	11.03%	32
2009*	10.000000	12.383633	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.834550	9.615008	-11.26%	9
2010	9.948218	10.834550	8.91%	9
2009	7.179740	9.948218	38.56%	9
2008	11.957998	7.179740	-39.96%	9
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
2007*	10.000000	9.749596	-2.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.018235	14.241263	1.59%	0
2010	12.660695	14.018235	10.72%	0
2009	8.862173	12.660695	42.86%	0
2008	12.577397	8.862173	-29.54%	0
2007	12.464531	12.577397	0.91%	0
2006	11.516457	12.464531	8.23%	0
2005	11.495171	11.516457	0.19%	0
2004	10.670340	11.495171	7.73%	0
2003	8.918357	10.670340	19.64%	0
2002	8.829517	8.918357	1.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.639318	12.839101	1.58%	0
2010	11.414715	12.639318	10.73%	0
2009	7.985550	11.414715	42.94%	0
2008	11.350392	7.985550	-29.65%	0
2007	11.244887	11.350392	0.94%	0
2006	10.390020	11.244887	8.23%	0
2005*	10.000000	10.390020	3.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.647619	7.478822	-13.52%	0
2010	7.644429	8.647619	13.12%	0
2009	5.107449	7.644429	49.67%	0
2008*	10.000000	5.107449	-48.93%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.659935	17.971587	-24.04%	0
2010	20.812659	23.659935	13.68%	0
2009	13.023874	20.812659	59.80%	0
2008	31.514424	13.023874	-58.67%	0
2007	22.125426	31.514424	42.44%	0
2006	16.537671	22.125426	33.79%	0
2005	12.741281	16.537671	29.80%	0
2004	10.784110	12.741281	18.15%	0
2003	6.668475	10.784110	61.72%	0
2002	8.039579	6.668475	-17.05%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.450798	20.086916	-24.06%	3
2010	23.259856	26.450798	13.72%	3
2009	14.540063	23.259856	59.97%	3
2008	35.239762	14.540063	-58.74%	3
2007	24.746113	35.239762	42.41%	5
2006	18.506459	24.746113	33.72%	5
2005	14.256207	18.506459	29.81%	5
2004	12.065018	14.256207	18.16%	5
2003	7.462526	12.065018	61.67%	0
2002*	10.000000	7.462526	-25.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.291319	14.999549	4.96%	1,077
2010	13.938775	14.291319	2.53%	1,335
2009	13.872071	13.938775	0.48%	1,335
2008	13.160846	13.872071	5.40%	23
2007	12.552950	13.160846	4.84%	23
2006	12.413236	12.552950	1.13%	23
2005	12.284309	12.413236	1.05%	23
2004	12.157611	12.284309	1.04%	23
2003	12.181115	12.157611	-0.19%	137
2002	11.216684	12.181115	8.60%	61
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.834448	9.566605	-11.70%	0
2010	9.773315	10.834448	10.86%	0
2009	7.699580	9.773315	26.93%	0
2008	14.587716	7.699580	-47.22%	0
2007	11.726598	14.587716	24.40%	0
2006	9.012466	11.726598	30.12%	0
2005	7.073070	9.012466	27.42%	0
2004	6.329968	7.073070	11.74%	0
2003	4.769772	6.329968	32.71%	0
2002	6.423028	4.769772	-25.74%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.517037	15.467272	-11.70%	14
2010	15.804324	17.517037	10.84%	9
2009	12.455776	15.804324	26.88%	9
2008	23.591465	12.455776	-47.20%	5
2007	18.963987	23.591465	24.40%	0
2006	14.576313	18.963987	30.10%	0
2005	11.442705	14.576313	27.39%	0
2004	10.226299	11.442705	11.89%	0
2003	7.722271	10.226299	32.43%	0
2002*	10.000000	7.722271	-22.78%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.698806	11.937753	-5.99%	0
2010	11.321413	12.698806	12.17%	714
2009	9.095650	11.321413	24.47%	0
2008	14.718787	9.095650	-38.20%	0
2007	14.198005	14.718787	3.67%	0
2006	12.414889	14.198005	14.36%	0
2005	11.754545	12.414889	5.62%	0
2004	10.535072	11.754545	11.58%	0
2003	8.164471	10.535072	29.04%	0
2002*	10.000000	8.164471	-18.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.727352	11.812151	0.72%	8,212
2010	11.318042	11.727352	3.62%	8,212
2009	10.603430	11.318042	6.74%	0
2008	11.530938	10.603430	-8.04%	0
2007	11.183860	11.530938	3.10%	0
2006	10.765318	11.183860	3.89%	0
2005	10.649052	10.765318	1.09%	0
2004	10.399210	10.649052	2.40%	0
2003	9.848954	10.399210	5.59%	0
2002*	10.000000	9.848954	-1.51%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451121	12.179062	-2.19%	1,648
2010	11.472481	12.451121	8.53%	8,144
2009	9.841353	11.472481	16.57%	0
2008	13.095364	9.841353	-24.85%	0
2007	12.667750	13.095364	3.38%	0
2006	11.625445	12.667750	8.97%	0
2005	11.277457	11.625445	3.09%	0
2004	10.521843	11.277457	7.18%	0
2003	8.956898	10.521843	17.47%	0
2002*	10.000000	8.956898	-10.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.732914	12.194727	-4.23%	0
2010	11.532390	12.732914	10.41%	0
2009	9.474674	11.532390	21.72%	0
2008	14.113594	9.474674	-32.87%	0
2007	13.589597	14.113594	3.86%	0
2006	12.124375	13.589597	12.08%	0
2005	11.571630	12.124375	4.78%	0
2004	10.550021	11.571630	9.68%	0
2003	8.513348	10.550021	23.92%	0
2002*	10.000000	8.513348	-14.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.254755	12.239203	-0.13%	0
2010	11.541012	12.254755	6.18%	0
2009	10.295423	11.541012	12.10%	0
2008	12.384961	10.295423	-16.87%	0
2007	11.957904	12.384961	3.57%	0
2006	11.270594	11.957904	6.10%	0
2005	11.023031	11.270594	2.25%	0
2004	10.512612	11.023031	4.86%	0
2003	9.449094	10.512612	11.26%	0
2002*	10.000000	9.449094	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.703802	13.110224	-4.33%	41
2010	12.872007	13.703802	6.46%	45
2009*	10.000000	12.872007	28.72%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.592771	18.684521	-4.64%	510
2010	15.865734	19.592771	23.49%	510
2009	11.856442	15.865734	33.82%	941
2008	19.071694	11.856442	-37.83%	792
2007	18.123018	19.071694	5.23%	797
2006	16.853455	18.123018	7.53%	797
2005	15.363749	16.853455	9.70%	713
2004	13.566907	15.363749	13.24%	594
2003	10.296690	13.566907	31.76%	559
2002	12.424639	10.296690	-17.13%	73

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377412	10.154909	-2.14%	0
2010	10.605413	10.377412	-2.15%	0
2009	10.833890	10.605413	-2.11%	0
2008	10.849130	10.833890	-0.14%	1,567
2007	10.581681	10.849130	2.53%	0
2006	10.344890	10.581681	2.29%	0
2005	10.296837	10.344890	0.47%	0
2004	10.438388	10.296837	-1.36%	0
2003	10.601417	10.438388	-1.54%	0
2002	10.704673	10.601417	-0.96%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.963887	14.422527	3.28%	12
2010	12.904361	13.963887	8.21%	12
2009	10.602815	12.904361	21.71%	12
2008	13.101219	10.602815	-19.07%	12
2007	12.798707	13.101219	2.36%	12
2006	12.475539	12.798707	2.59%	12
2005	12.476882	12.475539	-0.01%	12
2004	11.968967	12.476882	4.24%	12
2003	10.909995	11.968967	9.71%	12
2002	10.400105	10.909995	4.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.947006	13.262693	-11.27%	0
2010	13.383122	14.947006	11.69%	0
2009*	10.000000	13.383122	33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.016945	7.996931	-11.31%	370
2010	8.080648	9.016945	11.59%	370
2009	6.051747	8.080648	33.53%	370
2008*	10.000000	6.051747	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.824504	12.168587	-17.92%	0
2010	14.277279	14.824504	3.83%	0
2009	11.237865	14.277279	27.05%	0
2008	21.401317	11.237865	-47.49%	0
2007	21.251260	21.401317	0.71%	5
2006	17.692400	21.251260	20.12%	5
2005	16.135118	17.692400	9.65%	5
2004	13.711404	16.135118	17.68%	5
2003*	10.000000	13.711404	37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.003287	8.554070	-4.99%	75
2010	7.965480	9.003287	13.03%	79
2009	6.272656	7.965480	26.99%	35
2008*	10.000000	6.272656	-37.27%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363615	9.549932	-7.85%	61
2010*	10.000000	10.363615	3.64%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.553379	8.952970	-6.28%	1,064
2010	7.698444	9.553379	24.09%	1,064
2009	6.189019	7.698444	24.39%	1,064
2008*	10.000000	6.189019	-38.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.953671	9.513974	-4.42%	25
2010	8.502885	9.953671	17.06%	30
2009	6.660337	8.502885	27.66%	1,130
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.671628	12.319318	-2.78%	575
2010	10.322816	12.671628	22.75%	575
2009	8.276754	10.322816	24.72%	575
2008	15.787688	8.276754	-47.57%	575
2007	14.702910	15.787688	7.38%	581
2006	14.558304	14.702910	0.99%	581
2005	13.763578	14.558304	5.77%	481
2004	12.402090	13.763578	10.98%	343
2003	9.439666	12.402090	31.38%	171
2002	14.461467	9.439666	-34.73%	13
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.419054	19.896626	-7.11%	441
2010	17.289435	21.419054	23.89%	441
2009	13.999411	17.289435	23.50%	441
2008	21.087866	13.999411	-33.61%	441
2007	23.149986	21.087866	-8.91%	444
2006	20.169222	23.149986	14.78%	445
2005	19.996570	20.169222	0.86%	376
2004	17.422041	19.996570	14.78%	281
2003	11.350750	17.422041	53.49%	267
2002	15.926842	11.350750	-28.73%	64

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.958907	19.369007	-7.59%	5
2010	17.091472	20.958907	22.63%	5
2009	12.967162	17.091472	31.81%	5
2008	21.440696	12.967162	-39.52%	5
2007	21.456982	21.440696	-0.08%	4
2006	19.571106	21.456982	9.64%	4
2005	17.806477	19.571106	9.91%	4
2004	15.289191	17.806477	16.46%	4
2003	11.080273	15.289191	37.99%	209
2002	13.697716	11.080273	-19.11%	113
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.524429	8.385631	-1.63%	870
2010	7.678815	8.524429	11.01%	870
2009	6.223433	7.678815	23.39%	870
2008	10.882913	6.223433	-42.81%	870
2007	10.282121	10.882913	5.84%	870
2006	9.247193	10.282121	11.19%	870
2005	8.795250	9.247193	5.14%	713
2004	8.189846	8.795250	7.39%	502
2003	6.563740	8.189846	24.77%	256
2002	8.116686	6.563740	-19.13%	19
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.075178	9.457796	4.22%	63
2010	7.124114	9.075178	27.39%	70
2009	5.564864	7.124114	28.02%	127
2008*	10.000000	5.564864	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
2009*	10.000000	12.846780	28.47%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.508146	8.131985	-4.42%	0
2010	7.510386	8.508146	13.29%	7
2009	5.970793	7.510386	25.79%	66
2008	9.684811	5.970793	-38.35%	0
2007	10.123215	9.684811	-4.33%	0
2006	8.925360	10.123215	13.42%	0
2005	8.749300	8.925360	2.01%	0
2004	7.609813	8.749300	14.97%	0
2003	5.916952	7.609813	28.61%	0
2002	8.078351	5.916952	-26.76%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.856827	9.673326	-1.86%	0
2010	9.567726	9.856827	3.02%	0
2009	8.628043	9.567726	10.89%	0
2008	10.185461	8.628043	-15.29%	0
2007	9.936362	10.185461	2.51%	0
2006	9.744611	9.936362	1.97%	0
2005	9.816451	9.744611	-0.73%	0
2004	9.954572	9.816451	-1.39%	0
2003*	10.000000	9.954572	-0.45%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121712	10.767643	-3.18%	0
2010	9.502336	11.121712	17.04%	0
2009	7.911059	9.502336	20.11%	0
2008	13.358178	7.911059	-40.78%	0
2007	13.583429	13.358178	-1.66%	0
2006	13.188462	13.583429	2.99%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
2007	13.055015	13.745280	5.29%	0
2006	11.733259	13.055015	11.27%	0
2005	11.220861	11.733259	4.57%	0
2004*	10.000000	11.220861	12.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.981229	9.654836	-3.27%	0
2010	9.322481	9.981229	7.07%	0
2009	6.592435	9.322481	41.41%	0
2008	12.366885	6.592435	-46.69%	0
2007	11.073291	12.366885	11.68%	7
2006	10.482735	11.073291	5.63%	7
2005	10.192683	10.482735	2.85%	7
2004	9.740938	10.192683	4.64%	7
2003	7.602298	9.740938	28.13%	309
2002	10.622832	7.602298	-28.43%	159
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.079109	18.023431	-10.24%	5
2010	17.693441	20.079109	13.48%	5
2009	12.943896	17.693441	36.69%	5
2008	22.119728	12.943896	-41.48%	5
2007	21.260992	22.119728	4.04%	5
2006	18.461250	21.260992	15.17%	5
2005	16.499905	18.461250	11.89%	5
2004	14.146751	16.499905	16.63%	5
2003*	10.000000	14.146751	41.47%	66

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.320656	11.056677	-10.26%	0
2010	10.857691	12.320656	13.47%	0
2009	7.938848	10.857691	36.77%	0
2008	13.565349	7.938848	-41.48%	0
2007	13.040979	13.565349	4.02%	0
2006	11.323354	13.040979	15.17%	0
2005	10.122992	11.323354	11.86%	0
2004	8.681630	10.122992	16.60%	0
2003	6.203380	8.681630	39.95%	261
2002	8.142142	6.203380	-23.81%	194
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.737103	2.628042	-3.98%	0
2010	2.439043	2.737103	12.22%	0
2009	1.966526	2.439043	24.03%	0
2008	9.521642	1.966526	-79.35%	0
2007*	10.000000	9.521642	-4.78%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.937959	2.807737	-4.43%	0
2010	2.615097	2.937959	12.35%	0
2009	2.132626	2.615097	22.62%	0
2008	10.219775	2.132626	-79.13%	0
2007	10.456199	10.219775	-2.26%	0
2006*	10.000000	10.456199	4.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.116071	8.919187	-2.16%	0
2010	8.023745	9.116071	13.61%	4
2009	6.392040	8.023745	25.53%	38
2008	10.617243	6.392040	-39.80%	0
2007	10.392082	10.617243	2.17%	0
2006	9.232535	10.392082	12.56%	0
2005	8.902729	9.232535	3.70%	0
2004	8.312026	8.902729	7.11%	0
2003	6.703398	8.312026	24.00%	0
2002	8.436772	6.703398	-20.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.484011	9.075170	-4.31%	0
2010	7.853903	9.484011	20.76%	0
2009	5.850420	7.853903	34.25%	0
2008	9.617509	5.850420	-39.17%	0
2007	9.950401	9.617509	-3.35%	0
2006*	10.000000	9.950401	-0.50%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849071	8.754086	-1.07%	0
2010	7.094721	8.849071	24.73%	0
2009	5.467711	7.094721	29.76%	847
2008	10.971677	5.467711	-50.17%	447
2007	10.546248	10.971677	4.03%	447
2006	10.467994	10.546248	0.75%	446
2005	9.523311	10.467994	9.92%	446
2004	8.125514	9.523311	17.20%	446
2003	6.611835	8.125514	22.89%	446
2002	9.358057	6.611835	-29.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163334	13.291406	9.27%	0
2010	11.497940	12.163334	5.79%	0
2009	9.928962	11.497940	15.80%	0
2008	10.913762	9.928962	-9.02%	0
2007	10.081614	10.913762	8.25%	0
2006*	10.000000	10.081614	0.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.292807	13.476682	1.38%	0
2010	12.565404	13.292807	5.79%	0
2009	11.261666	12.565404	11.58%	0
2008	10.987346	11.261666	2.50%	0
2007	10.327193	10.987346	6.39%	0
2006*	10.000000	10.327193	3.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.946827	-0.53%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.161159	10.460011	-13.99%	0
2010	9.562923	12.161159	27.17%	0
2009	6.183734	9.562923	54.65%	0
2008	11.140447	6.183734	-44.49%	0
2007	10.951020	11.140447	1.73%	0
2006*	10.000000	10.951020	9.51%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.506991	8.927666	-6.09%	0
2010	8.680200	9.506991	9.53%	0
2009	7.486290	8.680200	15.95%	0
2008	12.228221	7.486290	-38.78%	0
2007	13.277744	12.228221	-7.90%	0
2006	11.187494	13.277744	18.68%	0
2005	10.694139	11.187494	4.61%	0
2004	9.656658	10.694139	10.74%	0
2003	7.983094	9.656658	20.96%	0
2002	10.153225	7.983094	-21.37%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.379581	9.413647	-9.31%	0
2010	9.225706	10.379581	12.51%	0
2009	7.528109	9.225706	22.55%	0
2008	12.454301	7.528109	-39.55%	0
2007	12.471693	12.454301	-0.14%	0
2006	11.013049	12.471693	13.24%	0
2005	10.540934	11.013049	4.48%	0
2004	9.625976	10.540934	9.51%	0
2003	7.840038	9.625976	22.78%	0
2002	10.175200	7.840038	-22.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.554196	10.911197	3.38%	0
2010	10.066795	10.554196	4.84%	0
2009	9.382969	10.066795	7.29%	0
2008	10.678933	9.382969	-12.14%	0
2007	10.350403	10.678933	3.17%	0
2006*	10.000000	10.350403	3.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.707310	27.972646	4.74%	9
2010	24.870294	26.707310	7.39%	9
2009	19.519697	24.870294	27.41%	9
2008	23.462671	19.519697	-16.81%	9
2007	22.510535	23.462671	4.23%	9
2006	20.760127	22.510535	8.43%	9
2005	18.899558	20.760127	9.84%	9
2004	17.548980	18.899558	7.70%	9
2003	14.026010	17.548980	25.12%	9
2002	13.123880	14.026010	6.87%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.544228	11.823464	-5.75%	0
2010	12.130193	12.544228	3.41%	0
2009	9.353933	12.130193	29.68%	0
2008	17.264061	9.353933	-45.82%	0
2007	15.398709	17.264061	12.11%	0
2006	12.575361	15.398709	22.45%	0
2005	11.570187	12.575361	8.69%	0
2004	10.072804	11.570187	14.87%	0
2003	8.078884	10.072804	24.68%	0
2002*	10.000000	8.078884	-19.21%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.781417	23.094476	-27.33%	0
2010	25.606108	31.781417	24.12%	0
2009	12.275212	25.606108	108.60%	0
2008	35.621597	12.275212	-65.54%	0
2007	26.456447	35.621597	34.64%	0
2006	19.381670	26.456447	36.50%	0
2005	15.004941	19.381670	29.17%	0
2004	12.180802	15.004941	23.19%	0
2003	8.073214	12.180802	50.88%	0
2002	8.497392	8.073214	-4.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.149343	33.641697	-18.24%	0
2010	32.539518	41.149343	26.46%	0
2009	21.109366	32.539518	54.15%	0
2008	40.045464	21.109366	-47.29%	0
2007	28.158299	40.045464	42.22%	0
2006	23.114040	28.158299	21.82%	0
2005	15.573028	23.114040	48.42%	0
2004	12.811040	15.573028	21.56%	0
2003	9.042491	12.811040	41.68%	0
2002	9.510796	9.042491	-4.92%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.842657	9.885595	-8.83%	0
2010	9.863192	10.842657	9.93%	0
2009	7.933107	9.863192	24.33%	0
2008	13.048996	7.933107	-39.21%	0
2007	12.130063	13.048996	7.58%	0
2006	10.904035	12.130063	11.24%	0
2005	10.246683	10.904035	6.42%	0
2004	9.548806	10.246683	7.31%	0
2003	7.230072	9.548806	32.07%	0
2002	9.651982	7.230072	-25.09%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.556371	14.796583	-10.63%	76
2010	13.372697	16.556371	23.81%	77
2009	9.584868	13.372697	39.52%	84
2008	15.253782	9.584868	-37.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.863324	12.965874	9.29%	0
2010	11.539410	11.863324	2.81%	0
2009	10.705445	11.539410	7.79%	0
2008	11.122971	10.705445	-3.75%	0
2007	10.388282	11.122971	7.07%	0
2006	10.455359	10.388282	-0.64%	0
2005	10.525419	10.455359	-0.67%	0
2004	10.171166	10.525419	3.48%	0
2003*	10.000000	10.171166	1.71%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.859392	8.934558	0.85%	45
2010	7.935854	8.859392	11.64%	42
2009	6.870977	7.935854	15.50%	42
2008	10.740675	6.870977	-36.03%	153
2007	10.991050	10.740675	-2.28%	153
2006	9.597554	10.991050	14.52%	153
2005	9.378483	9.597554	2.34%	153
2004	8.486720	9.378483	10.51%	153
2003	6.708323	8.486720	26.51%	153
2002	8.507395	6.708323	-21.15%	111
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.211266	9.644484	-13.98%	0
2010	10.118180	11.211266	10.80%	0
2009	7.734301	10.118180	30.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.513981	11.183065	-2.87%	103
2010	9.872041	11.513981	16.63%	0
2009	7.767982	9.872041	27.09%	0
2008	10.499337	7.767982	-26.01%	27
2007	10.990225	10.499337	-4.47%	0
2006*	10.000000	10.990225	9.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.846175	13.679550	-1.20%	0
2010	12.481953	13.846175	10.93%	0
2009	10.647731	12.481953	17.23%	146
2008	14.869056	10.647731	-28.39%	105
2007	16.029066	14.869056	-7.24%	99
2006	13.812090	16.029066	16.05%	65
2005	13.445055	13.812090	2.73%	48
2004	12.023986	13.445055	11.82%	31
2003	9.533443	12.023986	26.12%	19
2002	11.156087	9.533443	-14.54%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	189
2009*	10.000000	11.998434	19.98%	179
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.079367	13.847724	-1.65%	0
2010	11.440921	14.079367	23.06%	0
2009	9.356682	11.440921	22.28%	0
2008	13.848764	9.356682	-32.44%	0
2007	14.255437	13.848764	-2.85%	0
2006	12.739348	14.255437	11.90%	0
2005	12.146432	12.739348	4.88%	0
2004	10.189578	12.146432	19.20%	0
2003	7.561672	10.189578	34.75%	0
2002*	10.000000	7.561672	-24.38%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	0
2009	5.071304	6.633946	30.81%	0
2008	7.907868	5.071304	-35.87%	0
2007	7.502604	7.907868	5.40%	0
2006	7.024598	7.502604	6.80%	0
2005	6.931538	7.024598	1.34%	0
2004	6.673008	6.931538	3.87%	0
2003	5.414906	6.673008	23.23%	0
2002	7.792572	5.414906	-30.51%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.587027	8.556201	-0.36%	413
2010	7.645562	8.587027	12.31%	413
2009	6.187991	7.645562	23.55%	413
2008	10.066260	6.187991	-38.53%	347
2007	9.779977	10.066260	2.93%	347
2006	8.657565	9.779977	12.96%	357
2005	8.455066	8.657565	2.40%	179
2004	7.813792	8.455066	8.21%	179
2003	6.224012	7.813792	25.54%	179
2002	8.197399	6.224012	-24.07%	156
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.843066	10.494613	6.62%	0
2010	8.727467	9.843066	12.78%	0
2009	7.281204	8.727467	19.86%	0
2008	10.568283	7.281204	-31.10%	0
2007	10.087808	10.568283	4.76%	0
2006	8.854989	10.087808	13.92%	0
2005	8.673868	8.854989	2.09%	0
2004	8.442921	8.673868	2.74%	0
2003	7.124457	8.442921	18.51%	0
2002	8.746914	7.124457	-18.55%	0

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.454087	11.523870	-20.27%	0
2010	14.148650	14.454087	2.16%	0
2009	11.045711	14.148650	28.09%	0
2008	18.019879	11.045711	-38.70%	0
2007	17.692585	18.019879	1.85%	0
2006	14.755084	17.692585	19.91%	0
2005	13.482903	14.755084	9.44%	0
2004	11.486211	13.482903	17.38%	0
2003	8.612992	11.486211	33.36%	0
2002	10.033777	8.612992	-14.16%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.410442	8.771963	-15.74%	0
2010	8.116193	10.410442	28.27%	0
2009	6.584400	8.116193	23.26%	0
2008	10.788633	6.584400	-38.97%	0
2007	12.404709	10.788633	-13.03%	0
2006	12.222241	12.404709	1.49%	0
2005	11.811177	12.222241	3.48%	0
2004	10.846740	11.811177	8.89%	0
2003	8.421616	10.846740	28.80%	0
2002	10.647518	8.421616	-20.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.502814	14.506954	0.03%	100
2010	13.666705	14.502814	6.12%	100
2009	11.602934	13.666705	17.79%	100
2008	12.796547	11.602934	-9.33%	0
2007	12.417436	12.796547	3.05%	0
2006	12.189609	12.417436	1.87%	0
2005	12.303438	12.189609	-0.93%	0
2004	12.140716	12.303438	1.34%	0
2003	11.862727	12.140716	2.34%	0
2002	11.096780	11.862727	6.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
2009	8.134234	9.876750	21.42%	0
2008	11.101187	8.134234	-26.73%	0
2007	10.448873	11.101187	6.24%	0
2006*	10.000000	10.448873	4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0
2009	7.421577	9.346999	25.94%	0
2008	11.278025	7.421577	-34.19%	0
2007	10.468731	11.278025	7.73%	0
2006*	10.000000	10.468731	4.69%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
2009	6.907583	8.877203	28.51%	0
2008	11.406412	6.907583	-39.44%	0
2007	10.488750	11.406412	8.75%	0
2006*	10.000000	10.488750	4.89%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.476172	12.832706	-4.77%	0
2010	11.766047	13.476172	14.53%	0
2009	8.867969	11.766047	32.68%	152
2008	15.801609	8.867969	-43.88%	110
2007	13.751323	15.801609	14.91%	100
2006	12.599545	13.751323	9.14%	52
2005	11.024639	12.599545	14.29%	27
2004	9.773384	11.024639	12.80%	0
2003	7.785588	9.773384	25.53%	0
2002	8.789237	7.785588	-11.42%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.954575	9.229735	-7.28%	118
2010	8.541938	9.954575	16.54%	129
2009	5.918496	8.541938	44.33%	130
2008	13.273426	5.918496	-55.41%	0
2007	9.319807	13.273426	42.42%	0
2006*	10.000000	9.319807	-6.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.927379	9.792796	-1.36%	117
2010	8.819788	9.927379	12.56%	0
2009	6.935423	8.819788	27.17%	112
2008	12.377697	6.935423	-43.97%	169
2007	12.480760	12.377697	-0.83%	195
2006	10.626821	12.480760	17.45%	139
2005	10.273613	10.626821	3.44%	110
2004	9.431146	10.273613	8.93%	80
2003	7.405226	9.431146	27.36%	49
2002	9.122665	7.405226	-18.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.755696	6.751459	-0.06%	0
2010	5.586149	6.755696	20.94%	0
2009	3.919710	5.586149	42.51%	0
2008	8.919058	3.919710	-56.05%	0
2007	7.412676	8.919058	20.32%	0
2006	7.197447	7.412676	2.99%	0
2005	6.759816	7.197447	6.47%	0
2004	6.456082	6.759816	4.70%	0
2003	5.091068	6.456082	26.81%	0
2002	6.666912	5.091068	-23.64%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.081337	7.915072	-2.06%	140
2010	6.660623	8.081337	21.33%	0
2009	5.314525	6.660623	25.33%	57
2008	10.299075	5.314525	-48.40%	86
2007	8.301332	10.299075	24.07%	99
2006	7.952242	8.301332	4.39%	99
2005	7.694090	7.952242	3.36%	99
2004	7.618533	7.694090	0.99%	99
2003	5.866545	7.618533	29.86%	59
2002	8.594096	5.866545	-31.74%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
2009	6.793998	9.553330	40.61%	0
2008	9.270443	6.793998	-26.71%	0
2007	9.234781	9.270443	0.39%	0
2006	8.492610	9.234781	8.74%	0
2005	8.469429	8.492610	0.27%	0
2004	7.910922	8.469429	7.09%	0
2003	6.370568	7.910922	24.18%	0
2002	6.286416	6.370568	1.34%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.182030	11.373572	1.71%	0
2010	10.059148	11.182030	11.16%	0
2009	7.145920	10.059148	40.77%	0
2008	9.739577	7.145920	-26.63%	0
2007*	10.000000	9.739577	-2.60%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	5.31%	0
2009	10.076699	11.399748	13.13%	0
2008	10.659989	10.076699	-5.47%	0
2007	10.460531	10.659989	1.91%	0
2006	10.254255	10.460531	2.01%	0
2005	10.270637	10.254255	-0.16%	0
2004	10.066869	10.270637	2.02%	0
2003*	10.000000	10.066869	0.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281679	9.851380	-12.68%	109
2010	8.962645	11.281679	25.87%	108
2009	6.545147	8.962645	36.94%	121
2008	11.063830	6.545147	-40.84%	32
2007	9.796829	11.063830	12.93%	0
2006*	10.000000	9.796829	-2.03%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
2009	8.104022	10.021101	23.66%	0
2008	14.762178	8.104022	-45.10%	0
2007	12.879820	14.762178	14.61%	0
2006	11.164941	12.879820	15.36%	0
2005	9.594958	11.164941	16.36%	0
2004	8.644743	9.594958	10.99%	0
2003	6.172254	8.644743	40.06%	0
2002	7.923128	6.172254	-22.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.790680	11.153895	-19.12%	0
2010	12.477310	13.790680	10.53%	0
2009	10.086167	12.477310	23.71%	0
2008	18.377070	10.086167	-45.12%	0
2007	16.031254	18.377070	14.63%	0
2006	13.896449	16.031254	15.36%	0
2005	11.947091	13.896449	16.32%	0
2004	10.763107	11.947091	11.00%	0
2003	7.682181	10.763107	40.10%	0
2002*	10.000000	7.682181	-23.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	23.68%	0
2009	7.154014	11.012465	53.93%	0
2008	14.983218	7.154014	-52.25%	0
2007	14.509632	14.983218	3.26%	0
2006	12.767144	14.509632	13.65%	0
2005	12.728329	12.767144	0.30%	0
2004	11.417557	12.728329	11.48%	0
2003	7.398393	11.417557	54.32%	0
2002*	10.000000	7.398393	-26.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273453	11.288871	0.14%	101
2010	10.230415	11.273453	10.20%	216
2009	7.714445	10.230415	32.61%	217
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0
2009	6.313079	7.974301	26.31%	0
2008	9.637355	6.313079	-34.49%	33
2007	10.095671	9.637355	-4.54%	0
2006*	10.000000	10.095671	0.96%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	135
2009	6.557922	8.353912	27.39%	131
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.987213	9.864528	-17.71%	0
2010	10.429904	11.987213	14.93%	0
2009	6.177452	10.429904	68.84%	0
2008	13.346764	6.177452	-53.72%	0
2007	10.605141	13.346764	25.85%	0
2006*	10.000000	10.605141	6.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.311847	12.535390	-12.41%	0
2010	13.465376	14.311847	6.29%	0
2009	10.024813	13.465376	34.32%	0
2008	17.151710	10.024813	-41.55%	0
2007	15.147935	17.151710	13.23%	0
2006	12.726343	15.147935	19.03%	0
2005	11.777881	12.726343	8.05%	0
2004	10.130754	11.777881	16.26%	0
2003	7.814596	10.130754	29.64%	0
2002*	10.000000	7.814596	-21.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.103873	8.826599	-12.64%	0
2010	9.529818	10.103873	6.02%	120
2009	7.102305	9.529818	34.18%	113
2008	12.183609	7.102305	-41.71%	0
2007	10.792161	12.183609	12.89%	0
2006*	10.000000	10.792161	7.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.210259	14.752938	-3.01%	148
2010	13.597042	15.210259	11.86%	157
2009	11.713936	13.597042	16.08%	158
2008	11.277465	11.713936	3.87%	19
2007	10.386573	11.277465	8.58%	0
2006*	10.000000	10.386573	3.87%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.820459	8.086569	-17.66%	0
2010	8.679433	9.820459	13.15%	0
2009	7.412273	8.679433	17.10%	0
2008	12.301289	7.412273	-39.74%	0
2007	11.553009	12.301289	6.48%	0
2006*	10.000000	11.553009	15.53%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.031492	8.450993	-6.43%	0
2010	7.436685	9.031492	21.45%	0
2009	5.281907	7.436685	40.80%	0
2008	8.996461	5.281907	-41.29%	0
2007	10.271317	8.996461	-12.41%	0
2006*	10.000000	10.271317	2.71%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.747997	10.580783	-1.56%	0
2010	9.939786	10.747997	8.13%	0
2009	8.089972	9.939786	22.87%	0
2008	11.362819	8.089972	-28.80%	0
2007	10.958171	11.362819	3.69%	0
2006*	10.000000	10.958171	9.58%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.184641	9.528039	-6.45%	0
2010	8.929867	10.184641	14.05%	0
2009	6.864739	8.929867	30.08%	0
2008	11.400160	6.864739	-39.78%	0
2007	11.338768	11.400160	0.54%	0
2006*	10.000000	11.338768	13.39%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.724761	13.418586	-2.23%	0
2010	12.157285	13.724761	12.89%	0
2009	7.195601	12.157285	68.95%	0
2008	10.507832	7.195601	-31.52%	0
2007	10.526983	10.507832	-0.18%	0
2006*	10.000000	10.526983	5.27%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.658270	11.809753	-6.70%	0
2010	10.618872	12.658270	19.21%	0
2009	6.963081	10.618872	52.50%	0
2008	11.593402	6.963081	-39.94%	0
2007	10.753261	11.593402	7.81%	0
2006*	10.000000	10.753261	7.53%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.092493	10.940534	-9.53%	0
2010	10.496119	12.092493	15.56%	0
2009	7.456692	10.496119	40.76%	0
2008	10.658612	7.456692	-30.04%	0
2007	10.700720	10.658612	-0.39%	0
2006*	10.000000	10.700720	7.01%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235025	8.855298	-4.11%	0
2010	7.258063	9.235025	27.24%	0
2009	5.489349	7.258063	32.22%	0
2008	10.635907	5.489349	-48.39%	0
2007	10.299295	10.635907	3.27%	0
2006*	10.000000	10.299295	2.99%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.043815	8.462989	-6.42%	0
2010	7.927350	9.043815	14.08%	0
2009	6.081609	7.927350	30.35%	0
2008	9.881988	6.081609	-38.46%	0
2007	10.771360	9.881988	-8.26%	0
2006*	10.000000	10.771360	7.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298226	8.908419	-13.50%	0
2010*	10.000000	10.298226	2.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.141870	11.867771	-2.26%	0
2010	11.332005	12.141870	7.15%	0
2009	9.031264	11.332005	25.48%	0
2008	13.219322	9.031264	-31.68%	0
2007	12.503448	13.219322	5.73%	0
2006	10.954242	12.503448	14.14%	0
2005	10.634975	10.954242	3.00%	0
2004	9.979158	10.634975	6.57%	0
2003	8.200789	9.979158	21.69%	0
2002	9.933391	8.200789	-17.44%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429750	10.603661	1.67%	0
2010	10.128170	10.429750	2.98%	0
2009	8.111203	10.128170	24.87%	0
2008	11.619347	8.111203	-30.19%	0
2007	10.622791	11.619347	9.38%	0
2006*	10.000000	10.622791	6.23%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.378730	8.575706	-8.56%	0
2010	8.160324	9.378730	14.93%	0
2009	6.343887	8.160324	28.63%	0
2008	11.719309	6.343887	-45.87%	0
2007	12.687244	11.719309	-7.63%	0
2006*	10.000000	12.687244	26.87%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.212032	15.699118	-8.79%	0
2010	15.593097	17.212032	10.38%	0
2009	11.789026	15.593097	32.27%	0
2008	20.219339	11.789026	-41.69%	0
2007	18.023583	20.219339	12.18%	0
2006	14.370444	18.023583	25.42%	0
2005	12.459016	14.370444	15.34%	0
2004	10.273047	12.459016	21.28%	0
2003	8.138681	10.273047	26.22%	0
2002*	10.000000	8.138681	-18.61%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.070303	-9.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.755721	18.837087	-9.24%	56
2010	19.528147	20.755721	6.29%	58
2009*	10.000000	19.528147	22.30%	54
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.747446	7.961469	-8.99%	0
2010	8.399844	8.747446	4.14%	279
2009	5.882077	8.399844	42.80%	261
2008	10.800350	5.882077	-45.54%	0
2007	8.083227	10.800350	33.61%	0
2006	7.574085	8.083227	6.72%	0
2005	6.880030	7.574085	10.09%	0
2004	5.963253	6.880030	15.37%	0
2003	5.071211	5.963253	17.59%	0
2002	6.167860	5.071211	-17.78%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.505956	4.025447	-10.66%	0
2010	3.703644	4.505956	21.66%	0
2009	2.413657	3.703644	53.45%	0
2008	4.405086	2.413657	-45.21%	0
2007	3.701531	4.405086	19.01%	0
2006	3.509816	3.701531	5.46%	0
2005	3.216948	3.509816	9.10%	0
2004	3.270799	3.216948	-1.65%	0
2003	2.283163	3.270799	43.26%	0
2002	3.952480	2.283163	-42.23%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.598174	10.321973	-33.83%	0
2010	12.757117	15.598174	22.27%	0
2009	7.284215	12.757117	75.13%	0
2008	15.592266	7.284215	-53.28%	0
2007	12.455029	15.592266	25.19%	0
2006	8.684672	12.455029	43.41%	0
2005	6.729816	8.684672	29.05%	0
2004	5.797749	6.729816	16.08%	0
2003	4.406372	5.797749	31.58%	0
2002	6.068862	4.406372	-27.39%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.525017	13.513920	-0.08%	0
2010	11.201705	13.525017	20.74%	0
2009	9.040208	11.201705	23.91%	0
2008	13.839883	9.040208	-34.68%	0
2007	13.813978	13.839883	0.19%	0
2006	12.088133	13.813978	14.28%	0
2005	11.316668	12.088133	6.82%	0
2004*	10.000000	11.316668	13.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	8.77%	0
2009	9.629397	11.531909	19.76%	0
2008	14.639860	9.629397	-34.22%	43
2007	13.914350	14.639860	5.21%	0
2006	11.805572	13.914350	17.86%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.684664	10.264305	-3.93%	108
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.396019	5.241106	-2.87%	0
2010	4.626753	5.396019	16.63%	0
2009	3.544436	4.626753	30.54%	0
2008	5.913085	3.544436	-40.06%	0
2007	5.058202	5.913085	16.90%	0
2006	4.871231	5.058202	3.84%	0
2005	4.676487	4.871231	4.16%	0
2004	4.421055	4.676487	5.78%	0
2003	3.405447	4.421055	29.82%	0
2002	4.885325	3.405447	-30.29%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.737383	13.522644	-1.56%	92
2010	12.379408	13.737383	10.97%	90
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805182	9.679028	-1.29%	1,472
2010	8.950048	9.805182	9.55%	1,472
2009	7.415149	8.950048	20.70%	1,472
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	131
2009	6.096694	8.274989	35.73%	131
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934927	14.149413	1.54%	0
2010	12.591881	13.934927	10.67%	0
2009	8.818504	12.591881	42.79%	39
2008	12.521823	8.818504	-29.57%	58
2007	12.415842	12.521823	0.85%	67
2006	11.477315	12.415842	8.18%	67
2005	11.461933	11.477315	0.13%	67
2004	10.644927	11.461933	7.68%	67
2003	8.901664	10.644927	19.58%	40
2002	8.817499	8.901664	0.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.602795	12.795478	1.53%	0
2010	11.387549	12.602795	10.67%	0
2009	7.970615	11.387549	42.87%	0
2008	11.334958	7.970615	-29.68%	0
2007	11.235365	11.334958	0.89%	0
2006	10.386510	11.235365	8.17%	0
2005*	10.000000	10.386510	3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.635830	7.464812	-13.56%	0
2010	7.637902	8.635830	13.07%	0
2009	5.105704	7.637902	49.60%	0
2008*	10.000000	5.105704	-48.94%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	13.62%	0
2009	12.969062	20.714473	59.72%	0
2008	31.397914	12.969062	-58.69%	0
2007	22.054946	31.397914	42.36%	0
2006	16.493390	22.054946	33.72%	0
2005	12.713638	16.493390	29.73%	0
2004	10.766220	12.713638	18.09%	0
2003	6.660810	10.766220	61.64%	0
2002	8.034443	6.660810	-17.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.333821	19.987875	-24.10%	106
2010	23.168812	26.333821	13.66%	91
2009	14.490549	23.168812	59.89%	94
2008	35.137800	14.490549	-58.76%	14
2007	24.687179	35.137800	42.33%	0
2006	18.471789	24.687179	33.65%	0
2005	14.236749	18.471789	29.75%	0
2004	12.054715	14.236749	18.10%	0
2003	7.459964	12.054715	61.59%	0
2002*	10.000000	7.459964	-25.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.206388	14.902812	4.90%	0
2010	13.863022	14.206388	2.48%	0
2009	13.803730	13.863022	0.43%	0
2008	13.102704	13.803730	5.35%	125
2007	12.503923	13.102704	4.79%	92
2006	12.371062	12.503923	1.07%	92
2005	12.248814	12.371062	1.00%	92
2004	12.128686	12.248814	0.99%	92
2003	12.158343	12.128686	-0.24%	92
2002	11.201435	12.158343	8.54%	69
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.777854	9.511775	-11.75%	0
2010	9.727222	10.777854	10.80%	0
2009	7.667186	9.727222	26.87%	0
2008	14.533790	7.667186	-47.25%	0
2007	11.689259	14.533790	24.33%	0
2006	8.988342	11.689259	30.05%	0
2005	7.057732	8.988342	27.35%	0
2004	6.319464	7.057732	11.68%	0
2003	4.764292	6.319464	32.64%	0
2002	6.418930	4.764292	-25.78%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.439588	15.391020	-11.75%	0
2010	15.742482	17.439588	10.78%	0
2009	12.413380	15.742482	26.82%	0
2008	23.523222	12.413380	-47.23%	34
2007	18.918849	23.523222	24.34%	0
2006	14.549040	18.918849	30.04%	0
2005	11.427124	14.549040	27.32%	0
2004	10.217597	11.427124	11.84%	0
2003	7.719631	10.217597	32.36%	0
2002*	10.000000	7.719631	-22.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640935	11.877297	-6.04%	168
2010	11.275573	12.640935	12.11%	168
2009	9.063460	11.275573	24.41%	168
2008	14.674212	9.063460	-38.24%	0
2007	14.162292	14.674212	3.61%	0
2006	12.389980	14.162292	14.30%	0
2005	11.736943	12.389980	5.56%	0
2004	10.524667	11.736943	11.52%	0
2003	8.160577	10.524667	28.97%	0
2002*	10.000000	8.160577	-18.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.673957	11.752368	0.67%	99
2010	11.272269	11.673957	3.56%	99
2009	10.565944	11.272269	6.68%	99
2008	11.496047	10.565944	-8.09%	0
2007	11.155745	11.496047	3.05%	0
2006	10.743737	11.155745	3.83%	0
2005	10.633118	10.743737	1.04%	0
2004	10.388956	10.633118	2.35%	0
2003	9.844280	10.388956	5.53%	0
2002*	10.000000	9.844280	-1.56%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.394401	12.117394	-2.23%	99
2010	11.426058	12.394401	8.47%	99
2009	9.806543	11.426058	16.51%	99
2008	13.055741	9.806543	-24.89%	0
2007	12.635905	13.055741	3.32%	0
2006	11.602141	12.635905	8.91%	0
2005	11.260586	11.602141	3.03%	0
2004	10.511469	11.260586	7.13%	0
2003	8.952638	10.511469	17.41%	0
2002*	10.000000	8.952638	-10.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.674949	12.133016	-4.28%	98
2010	11.485760	12.674949	10.35%	98
2009	9.441190	11.485760	21.66%	98
2008	14.070907	9.441190	-32.90%	0
2007	13.555454	14.070907	3.80%	0
2006	12.100071	13.555454	12.03%	0
2005	11.554315	12.100071	4.72%	0
2004	10.539613	11.554315	9.63%	0
2003	8.509285	10.539613	23.86%	0
2002*	10.000000	8.509285	-14.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.198921	12.177236	-0.18%	99
2010	11.494305	12.198921	6.13%	99
2009	10.258994	11.494305	12.04%	99
2008	12.347458	10.258994	-16.91%	0
2007	11.927822	12.347458	3.52%	0
2006	11.247978	11.927822	6.04%	0
2005	11.006534	11.247978	2.19%	0
2004	10.502231	11.006534	4.80%	0
2003	9.444587	10.502231	11.20%	0
2002*	10.000000	9.444587	-5.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.692136	13.092386	-4.38%	380
2010	12.867621	13.692136	6.41%	469
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.476305	18.563976	-4.68%	61
2010	15.779485	19.476305	23.43%	0
2009	11.798022	15.779485	33.75%	0
2008	18.987431	11.798022	-37.86%	0
2007	18.052218	18.987431	5.18%	0
2006	16.796167	18.052218	7.48%	0
2005	15.319315	16.796167	9.64%	0
2004	13.534578	15.319315	13.19%	0
2003	10.277402	13.534578	31.69%	0
2002	12.407725	10.277402	-17.17%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315697	10.089373	-2.19%	0
2010	10.547730	10.315697	-2.20%	0
2009	10.780474	10.547730	-2.16%	0
2008	10.801157	10.780474	-0.19%	20
2007	10.540307	10.801157	2.47%	0
2006	10.309696	10.540307	2.24%	0
2005	10.267038	10.309696	0.42%	0
2004	10.413500	10.267038	-1.41%	0
2003	10.581548	10.413500	-1.59%	0
2002	10.690073	10.581548	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.880944	14.329551	3.23%	159
2010	12.834262	13.880944	8.16%	0
2009	10.550599	12.834262	21.64%	0
2008	13.043358	10.550599	-19.11%	0
2007	12.748732	13.043358	2.31%	0
2006	12.433153	12.748732	2.54%	0
2005	12.440836	12.433153	-0.06%	0
2004	11.940484	12.440836	4.19%	0
2003	10.889602	11.940484	9.65%	0
2002	10.385975	10.889602	4.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.934282	13.244633	-11.31%	0
2010	13.378560	14.934282	11.63%	0
2009*	10.000000	13.378560	33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.004665	7.981961	-11.36%	0
2010	8.073761	9.004665	11.53%	0
2009	6.049680	8.073761	33.46%	0
2008*	10.000000	6.049680	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.766524	12.114798	-17.96%	0
2010	14.228697	14.766524	3.78%	0
2009	11.205365	14.228697	26.98%	0
2008	21.350365	11.205365	-47.52%	0
2007	21.211573	21.350365	0.65%	0
2006	17.668354	21.211573	20.05%	0
2005	16.121390	17.668354	9.60%	0
2004	13.706741	16.121390	17.62%	0
2003*	10.000000	13.706741	37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.991007	8.538057	-5.04%	93
2010	7.958679	8.991007	12.97%	93
2009	6.270513	7.958679	26.92%	0
2008*	10.000000	6.270513	-37.29%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.540351	8.936213	-6.33%	221
2010	7.691865	9.540351	24.03%	218
2009	6.186904	7.691865	24.32%	291
2008*	10.000000	6.186904	-38.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.940108	9.496154	-4.47%	689
2010	8.495635	9.940108	17.00%	687
2009	6.658061	8.495635	27.60%	687
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.596266	12.239809	-2.83%	349
2010	10.266672	12.596266	22.69%	347
2009	8.235950	10.266672	24.66%	347
2008	15.717907	8.235950	-47.60%	217
2007	14.645439	15.717907	7.32%	217
2006	14.508796	14.645439	0.94%	218
2005	13.723755	14.508796	5.72%	116
2004	12.372523	13.723755	10.92%	116
2003	9.421976	12.372523	31.32%	116
2002	14.441772	9.421976	-34.76%	100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.291755	19.768284	-7.16%	243
2010	17.195450	21.291755	23.82%	243
2009	13.930430	17.195450	23.44%	243
2008	20.994710	13.930430	-33.65%	246
2007	23.059585	20.994710	-8.95%	246
2006	20.100696	23.059585	14.72%	254
2005	19.938786	20.100696	0.81%	183
2004	17.380579	19.938786	14.72%	183
2003	11.329505	17.380579	53.41%	183
2002	15.905177	11.329505	-28.77%	147

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.834303	19.244030	-7.63%	25
2010	16.998540	20.834303	22.57%	24
2009	12.903236	16.998540	31.74%	24
2008	21.345940	12.903236	-39.55%	108
2007	21.373134	21.345940	-0.13%	91
2006	19.504567	21.373134	9.58%	91
2005	17.754986	19.504567	9.85%	91
2004	15.252779	17.754986	16.40%	91
2003	11.059519	15.252779	37.92%	91
2002	13.679062	11.059519	-19.15%	66
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.473768	8.331552	-1.68%	447
2010	7.637082	8.473768	10.96%	447
2009	6.192790	7.637082	23.32%	447
2008	10.834878	6.192790	-42.84%	481
2007	10.241994	10.834878	5.79%	481
2006	9.215792	10.241994	11.14%	490
2005	8.769845	9.215792	5.09%	324
2004	8.170362	8.769845	7.34%	324
2003	6.551449	8.170362	24.71%	324
2002	8.105635	6.551449	-19.17%	259
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.062776	9.440062	4.16%	1,376
2010	7.118002	9.062776	27.32%	1,374
2009	5.562940	7.118002	27.95%	1,374
2008*	10.000000	5.562940	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.457532	8.079473	-4.47%	281
2010	7.469516	8.457532	13.23%	0
2009	5.941349	7.469516	25.72%	0
2008	9.641992	5.941349	-38.38%	204
2007	10.083630	9.641992	-4.38%	170
2006	8.895000	10.083630	13.36%	170
2005	8.723996	8.895000	1.96%	170
2004	7.591688	8.723996	14.92%	170
2003	5.905872	7.591688	28.54%	170
2002	8.067350	5.905872	-26.79%	123

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
2009	8.603081	9.535164	10.83%	0
2008	10.161177	8.603081	-15.33%	0
2007	9.917761	10.161177	2.45%	0
2006	9.731335	9.917761	1.92%	0
2005	9.808073	9.731335	-0.78%	0
2004	9.951175	9.808073	-1.44%	0
2003*	10.000000	9.951175	-0.49%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.072533	10.714572	-3.23%	0
2010	9.465140	11.072533	16.98%	0
2009	7.884137	9.465140	20.05%	0
2008	13.319541	7.884137	-40.81%	0
2007	13.551102	13.319541	-1.71%	0
2006	13.163790	13.551102	2.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921860	9.592505	-3.32%	0
2010	9.271764	9.921860	7.01%	0
2009	6.559913	9.271764	41.34%	570
2008	12.312209	6.559913	-46.72%	356
2007	11.030000	12.312209	11.62%	366
2006	10.447082	11.030000	5.58%	370
2005	10.163198	10.447082	2.79%	223
2004	9.717730	10.163198	4.58%	223
2003	7.588056	9.717730	28.07%	192
2002	10.608373	7.588056	-28.47%	127
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.000580	17.943788	-10.28%	199
2010	17.633242	20.000580	13.43%	198
2009	12.906444	17.633242	36.62%	260
2008	22.067035	12.906444	-41.51%	228
2007	21.221247	22.067035	3.99%	243
2006	18.436138	21.221247	15.11%	199
2005	16.485857	18.436138	11.83%	98
2004	14.141920	16.485857	16.57%	75
2003*	10.000000	14.141920	41.42%	65

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.253678	10.990958	-10.30%	258
2010	10.804180	12.253678	13.42%	258
2009	7.903754	10.804180	36.70%	263
2008	13.512292	7.903754	-41.51%	77
2007	12.996648	13.512292	3.97%	78
2006	11.290616	12.996648	15.11%	102
2005	10.098870	11.290616	11.80%	102
2004	8.665362	10.098870	16.54%	102
2003	6.194920	8.665362	39.88%	102
2002	8.135212	6.194920	-23.85%	151
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.731974	2.621784	-4.03%	0
2010	2.435715	2.731974	12.16%	0
2009	1.964846	2.435715	23.96%	0
2008	9.518385	1.964846	-79.36%	0
2007*	10.000000	9.518385	-4.82%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.930950	2.799624	-4.48%	0
2010	2.610203	2.930950	12.29%	0
2009	2.129718	2.610203	22.56%	0
2008	10.211061	2.129718	-79.14%	0
2007	10.452662	10.211061	-2.31%	0
2006*	10.000000	10.452662	4.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.061844	8.861612	-2.21%	599
2010	7.980089	9.061844	13.56%	596
2009	6.360525	7.980089	25.46%	596
2008	10.570308	6.360525	-39.83%	475
2007	10.351457	10.570308	2.11%	475
2006	9.201145	10.351457	12.50%	483
2005	8.876997	9.201145	3.65%	317
2004	8.292232	8.876997	7.05%	317
2003	6.690842	8.292232	23.93%	317
2002	8.425292	6.690842	-20.59%	251
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
2009	5.842436	7.839168	34.18%	0
2008	9.609304	5.842436	-39.20%	0
2007	9.947032	9.609304	-3.40%	0
2006*	10.000000	9.947032	-0.53%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.796462	8.697605	-1.12%	0
2010	7.056151	8.796462	24.66%	0
2009	5.440766	7.056151	29.69%	0
2008	10.923198	5.440766	-50.19%	0
2007	10.505043	10.923198	3.98%	0
2006	10.432419	10.505043	0.70%	0
2005	9.495781	10.432419	9.86%	0
2004	8.106165	9.495781	17.14%	0
2003	6.599464	8.106165	22.83%	0
2002	9.345324	6.599464	-29.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.557154	12.254916	6.04%	92
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	106
2009*	10.000000	10.883488	8.83%	98
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.134853	13.253530	9.22%	0
2010	11.476881	12.134853	5.73%	0
2009	9.915845	11.476881	15.74%	0
2008	10.904917	9.915845	-9.07%	0
2007	10.078622	10.904917	8.20%	0
2006*	10.000000	10.078622	0.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.261679	13.438263	1.33%	0
2010	12.542389	13.261679	5.73%	0
2009	11.246785	12.542389	11.52%	0
2008	10.978439	11.246785	2.44%	0
2007	10.324127	10.978439	6.34%	0
2006*	10.000000	10.324127	3.24%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.943457	-0.57%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.132822	10.430309	-14.03%	0
2010	9.545511	12.132822	27.11%	0
2009	6.175635	9.545511	54.57%	0
2008	11.131557	6.175635	-44.52%	0
2007	10.947913	11.131557	1.68%	0
2006*	10.000000	10.947913	9.48%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.462760	8.881601	-6.14%	0
2010	8.644228	9.462760	9.47%	0
2009	7.459073	8.644228	15.89%	0
2008	12.190013	7.459073	-38.81%	0
2007	13.243061	12.190013	-7.95%	0
2006	11.163965	13.243061	18.62%	0
2005	10.677086	11.163965	4.56%	0
2004	9.646185	10.677086	10.69%	0
2003	7.978507	9.646185	20.90%	0
2002	10.152585	7.978507	-21.41%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.331284	9.365057	-9.35%	0
2010	9.187470	10.331284	12.45%	0
2009	7.500741	9.187470	22.49%	0
2008	12.415369	7.500741	-39.59%	0
2007	12.439095	12.415369	-0.19%	0
2006	10.989868	12.439095	13.19%	0
2005	10.524116	10.989868	4.43%	0
2004	9.615529	10.524116	9.45%	0
2003	7.835529	9.615529	22.72%	0
2002	10.174557	7.835529	-22.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
2009	9.370189	10.047962	7.23%	0
2008	10.669846	9.370189	-12.18%	0
2007	10.346901	10.669846	3.12%	0
2006*	10.000000	10.346901	3.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	7.33%	0
2009	19.423520	24.735120	27.35%	0
2008	23.359018	19.423520	-16.85%	0
2007	22.422608	23.359018	4.18%	0
2006	20.689585	22.422608	8.38%	0
2005	18.844947	20.689585	9.79%	0
2004	17.507218	18.844947	7.64%	0
2003	13.999772	17.507218	25.05%	0
2002	13.106031	13.999772	6.82%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.488795	11.765215	-5.79%	0
2010	12.082750	12.488795	3.36%	0
2009	9.322096	12.082750	29.61%	0
2008	17.214118	9.322096	-45.85%	0
2007	15.362045	17.214118	12.06%	0
2006	12.551817	15.362045	22.39%	0
2005	11.554413	12.551817	8.63%	0
2004	10.064207	11.554413	14.81%	0
2003	8.076113	10.064207	24.62%	0
2002*	10.000000	8.076113	-19.24%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.592570	22.945511	-27.37%	0
2010	25.466956	31.592570	24.05%	0
2009	12.214727	25.466956	108.49%	0
2008	35.464292	12.214727	-65.56%	0
2007	26.353137	35.464292	34.57%	0
2006	19.315823	26.353137	36.43%	0
2005	14.961568	19.315823	29.10%	0
2004	12.151788	14.961568	23.12%	0
2003	8.058096	12.151788	50.80%	0
2002	8.485820	8.058096	-5.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	26.40%	0
2009	21.005424	32.362732	54.07%	0
2008	39.868718	21.005424	-47.31%	0
2007	28.048427	39.868718	42.14%	0
2006	23.035585	28.048427	21.76%	0
2005	15.528066	23.035585	48.35%	0
2004	12.780575	15.528066	21.50%	0
2003	9.025587	12.780575	41.60%	0
2002	9.497863	9.025587	-4.97%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.783677	9.826804	-8.87%	0
2010	9.814546	10.783677	9.87%	0
2009	7.898012	9.814546	24.27%	0
2008	12.997934	7.898012	-39.24%	0
2007	12.088802	12.997934	7.52%	0
2006	10.872485	12.088802	11.19%	0
2005	10.222262	10.872485	6.36%	0
2004	9.530925	10.222262	7.25%	0
2003	7.220212	9.530925	32.00%	0
2002	9.643755	7.220212	-25.13%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
2009	9.552223	13.320343	39.45%	0
2008	15.209622	9.552223	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
2009	10.674445	11.500113	7.73%	0
2008	11.096433	10.674445	-3.80%	0
2007	10.368826	11.096433	7.02%	0
2006	10.441102	10.368826	-0.69%	0
2005	10.516428	10.441102	-0.72%	0
2004	10.167675	10.516428	3.43%	0
2003*	10.000000	10.167675	1.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
2005	8.859195	9.061513	2.28%	0
2004	8.020916	8.859195	10.45%	0
2003	6.343370	8.020916	26.45%	0
2002	8.048687	6.343370	-21.19%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.599254	6.533908	-14.02%	0
2010	6.861833	7.599254	10.75%	0
2009	5.247845	6.861833	30.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
2009	7.757379	9.853515	27.02%	0
2008	10.490382	7.757379	-26.05%	0
2007	10.986503	10.490382	-4.52%	0
2006*	10.000000	10.986503	9.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.024608	15.823677	-1.25%	0
2010	14.453148	16.024608	10.87%	0
2009	12.335575	14.453148	17.17%	115
2008	17.234872	12.335575	-28.43%	133
2007	18.589009	17.234872	-7.28%	110
2006	16.026138	18.589009	15.99%	108
2005	15.608228	16.026138	2.68%	107
2004	13.965656	15.608228	11.76%	105
2003	11.078580	13.965656	26.06%	110
2002	12.970847	11.078580	-14.59%	113

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017079	13.779417	-1.70%	33
2010	11.396127	14.017079	23.00%	33
2009	9.324820	11.396127	22.21%	33
2008	13.808682	9.324820	-32.47%	33
2007	14.221505	13.808682	-2.90%	33
2006	12.715512	14.221505	11.84%	30
2005	12.129884	12.715512	4.83%	24
2004	10.180890	12.129884	19.14%	20
2003	7.559086	10.180890	34.68%	17
2002*	10.000000	7.559086	-24.41%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	633
2009	4.324325	5.653903	30.75%	633
2008	6.746523	4.324325	-35.90%	633
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0
2005	5.922656	5.999106	1.29%	0
2004	5.704671	5.922656	3.82%	0
2003	4.631497	5.704671	23.17%	0
2002	6.668566	4.631497	-30.55%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.099441	8.066253	-0.41%	23
2010	7.215119	8.099441	12.26%	23
2009	5.842587	7.215119	23.49%	23
2008	9.509256	5.842587	-38.56%	23
2007	9.243565	9.509256	2.87%	23
2006	8.186900	9.243565	12.91%	21
2005	7.999480	8.186900	2.34%	16
2004	7.396534	7.999480	8.15%	13
2003	5.894657	7.396534	25.48%	11
2002	7.767594	5.894657	-24.11%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685194	10.321021	6.56%	186
2010	8.591886	9.685194	12.72%	195
2009	7.171759	8.591886	19.80%	190
2008	10.414758	7.171759	-31.14%	214
2007	9.946363	10.414758	4.71%	207
2006	8.735295	9.946363	13.86%	201
2005	8.560978	8.735295	2.04%	192
2004	8.337310	8.560978	2.68%	182
2003	7.038931	8.337310	18.45%	174
2002	8.646332	7.038931	-18.59%	175

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.386819	11.464381	-20.31%	0
2010	14.090000	14.386819	2.11%	0
2009	11.005554	14.090000	28.03%	0
2008	17.963567	11.005554	-38.73%	0
2007	17.646370	17.963567	1.80%	0
2006	14.724044	17.646370	19.85%	0
2005	13.461406	14.724044	9.38%	0
2004	11.473756	13.461406	17.32%	0
2003	8.608046	11.473756	33.29%	0
2002	10.033142	8.608046	-14.20%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.361936	8.726631	-15.78%	0
2010	8.082504	10.361936	28.20%	0
2009	6.560427	8.082504	23.20%	0
2008	10.754877	6.560427	-39.00%	0
2007	12.372269	10.754877	-13.07%	0
2006	12.196501	12.372269	1.44%	0
2005	11.792302	12.196501	3.43%	0
2004	10.834949	11.792302	8.84%	0
2003	8.416763	10.834949	28.73%	0
2002	10.646847	8.416763	-20.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.940862	14.937513	-0.02%	160
2010	14.086697	14.940862	6.06%	88
2009	11.965619	14.086697	17.73%	88
2008	13.203298	11.965619	-9.37%	0
2007	12.818721	13.203298	3.00%	0
2006	12.589947	12.818721	1.82%	0
2005	12.713989	12.589947	-0.98%	0
2004	12.552260	12.713989	1.29%	0
2003	12.271126	12.552260	2.29%	0
2002	11.484670	12.271126	6.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
2009	8.123128	9.858204	21.36%	0
2008	11.091718	8.123128	-26.76%	0
2007	10.445326	11.091718	6.19%	0
2006*	10.000000	10.445326	4.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
2009	7.411458	9.329477	25.88%	0
2008	11.268405	7.411458	-34.23%	0
2007	10.465181	11.268405	7.68%	0
2006*	10.000000	10.465181	4.65%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
2009	6.898157	8.860551	28.45%	0
2008	11.396683	6.898157	-39.47%	0
2007	10.485193	11.396683	8.69%	0
2006*	10.000000	10.485193	4.85%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.929256	11.353861	-4.82%	0
2010	10.420754	11.929256	14.48%	0
2009	7.858046	10.420754	32.61%	0
2008	14.009256	7.858046	-43.91%	0
2007	12.197798	14.009256	14.85%	0
2006	11.181839	12.197798	9.09%	0
2005	9.789128	11.181839	14.23%	0
2004	8.682526	9.789128	12.75%	0
2003	6.920130	8.682526	25.47%	0
2002	7.816214	6.920130	-11.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.930805	9.202992	-7.33%	0
2010	8.525889	9.930805	16.48%	0
2009	5.910401	8.525889	44.25%	0
2008	13.262086	5.910401	-55.43%	0
2007	9.316642	13.262086	42.35%	0
2006*	10.000000	9.316642	-6.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.036037	10.880856	-1.41%	221
2010	9.809757	11.036037	12.50%	224
2009	7.717828	9.809757	27.11%	230
2008	13.781135	7.717828	-44.00%	225
2007	13.903021	13.781135	-0.88%	191
2006	11.843841	13.903021	17.39%	194
2005	11.456030	11.843841	3.39%	197
2004	10.521989	11.456030	8.88%	192
2003	8.265957	10.521989	27.29%	194
2002	10.188250	8.265957	-18.87%	195

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.074015	7.065966	-0.11%	0
2010	5.852345	7.074015	20.87%	0
2009	4.108591	5.852345	42.44%	0
2008	9.353663	4.108591	-56.08%	0
2007	7.777874	9.353663	20.26%	0
2006	7.555893	7.777874	2.94%	0
2005	7.100082	7.555893	6.42%	0
2004	6.784526	7.100082	4.65%	0
2003	5.352807	6.784526	26.75%	0
2002	7.013259	5.352807	-23.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
2009	4.243553	5.315668	25.26%	0
2008	8.227831	4.243553	-48.42%	0
2007	6.635254	8.227831	24.00%	0
2006	6.359482	6.635254	4.34%	0
2005	6.156179	6.359482	3.30%	0
2004	6.098846	6.156179	0.94%	0
2003	4.698743	6.098846	29.80%	0
2002	6.886888	4.698743	-31.77%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
2005	8.917105	8.936966	0.22%	0
2004	8.333323	8.917105	7.01%	0
2003	6.714163	8.333323	24.12%	0
2002	6.628864	6.714163	1.29%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.161099	11.346501	1.66%	0
2010	10.045453	11.161099	11.11%	0
2009	7.139826	10.045453	40.70%	0
2008	9.736249	7.139826	-26.67%	0
2007*	10.000000	9.736249	-2.64%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
2009	10.047525	11.360925	13.07%	0
2008	10.634552	10.047525	-5.52%	0
2007	10.440933	10.634552	1.85%	0
2006	10.240260	10.440933	1.96%	0
2005	10.261851	10.240260	-0.21%	0
2004	10.063411	10.261851	1.97%	0
2003*	10.000000	10.063411	0.63%	0

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
2009	6.536210	8.945832	36.87%	0
2008	11.054388	6.536210	-40.87%	0
2007	9.793498	11.054388	12.87%	0
2006*	10.000000	9.793498	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
2005	7.706474	8.962888	16.30%	0
2004	6.946822	7.706474	10.94%	0
2003	4.962486	6.946822	39.99%	0
2002	6.373447	4.962486	-22.14%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.729672	11.098887	-19.16%	0
2010	12.428459	13.729672	10.47%	0
2009	10.051829	12.428459	23.64%	0
2008	18.323911	10.051829	-45.14%	0
2007	15.993091	18.323911	14.57%	0
2006	13.870439	15.993091	15.30%	0
2005	11.930797	13.870439	16.26%	0
2004	10.753925	11.930797	10.94%	0
2003	7.679551	10.753925	40.03%	0
2002*	10.000000	7.679551	-23.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
2009	7.129621	10.969289	53.86%	0
2008	14.939812	7.129621	-52.28%	0
2007	14.475045	14.939812	3.21%	0
2006	12.743211	14.475045	13.59%	0
2005	12.710937	12.743211	0.25%	0
2004	11.407795	12.710937	11.42%	0
2003	7.395851	11.407795	54.25%	0
2002*	10.000000	7.395851	-26.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
2009	6.304461	7.959335	26.25%	0
2008	9.629129	6.304461	-34.53%	0
2007	10.092246	9.629129	-4.59%	0
2006*	10.000000	10.092246	0.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.486678	11.747255	-5.92%	0
2010	9.962231	12.486678	25.34%	0
2009	7.890917	9.962231	26.25%	0
2008	12.052206	7.890917	-34.53%	0
2007	12.631858	12.052206	-4.59%	0
2006	11.046037	12.631858	14.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958631	9.835973	-17.75%	0
2010	10.410351	11.958631	14.87%	0
2009	6.169021	10.410351	68.75%	0
2008	13.335384	6.169021	-53.74%	0
2007	10.601538	13.335384	25.79%	0
2006*	10.000000	10.601538	6.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	0
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.248527	12.473557	-12.46%	0
2010	13.412649	14.248527	6.23%	0
2009	9.990669	13.412649	34.25%	0
2008	17.102062	9.990669	-41.58%	0
2007	15.111846	17.102062	13.17%	0
2006	12.702493	15.111846	18.97%	0
2005	11.761811	12.702493	8.00%	0
2004	10.122102	11.761811	16.20%	0
2003	7.811917	10.122102	29.57%	0
2002*	10.000000	7.811917	-21.88%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.079769	8.801041	-12.69%	0
2010	9.511951	10.079769	5.97%	0
2009	7.092612	9.511951	34.11%	0
2008	12.173229	7.092612	-41.74%	0
2007	10.788508	12.173229	12.84%	0
2006*	10.000000	10.788508	7.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.223272	10.672623	-12.69%	0
2010	11.534702	12.223272	5.97%	0
2009	8.600882	11.534702	34.11%	0
2008	14.761894	8.600882	-41.74%	0
2007	13.082705	14.761894	12.84%	0
2006	11.018254	13.082705	18.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.173993	14.710253	-3.06%	0
2010	13.571550	15.173993	11.81%	0
2009	11.697954	13.571550	16.02%	0
2008	11.267840	11.697954	3.82%	0
2007	10.383050	11.267840	8.52%	0
2006*	10.000000	10.383050	3.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797584	8.063611	-17.70%	0
2010	8.663634	9.797584	13.09%	0
2009	7.402558	8.663634	17.04%	0
2008	12.291467	7.402558	-39.77%	0
2007	11.549723	12.291467	6.42%	0
2006*	10.000000	11.549723	15.50%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.010443	8.426993	-6.48%	0
2010	7.423146	9.010443	21.38%	0
2009	5.274984	7.423146	40.72%	0
2008	8.989275	5.274984	-41.32%	0
2007	10.268394	8.989275	-12.46%	0
2006*	10.000000	10.268394	2.68%	0

Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.722939	10.550732	-1.61%	0
2010	9.921689	10.722939	8.08%	0
2009	8.079371	9.921689	22.80%	0
2008	11.353748	8.079371	-28.84%	0
2007	10.955053	11.353748	3.64%	0
2006*	10.000000	10.955053	9.55%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.160900	9.500975	-6.49%	0
2010	8.913607	10.160900	13.99%	0
2009	6.855747	8.913607	30.02%	0
2008	11.391070	6.855747	-39.81%	0
2007	11.335551	11.391070	0.49%	0
2006*	10.000000	11.335551	13.36%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.692760	13.380471	-2.28%	0
2010	12.135151	13.692760	12.84%	0
2009	7.186171	12.135151	68.87%	0
2008	10.499447	7.186171	-31.56%	0
2007	10.523993	10.499447	-0.23%	0
2006*	10.000000	10.523993	5.24%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.628750	11.776193	-6.75%	0
2010	10.599519	12.628750	19.14%	0
2009	6.953942	10.599519	52.42%	0
2008	11.584131	6.953942	-39.97%	0
2007	10.750199	11.584131	7.76%	0
2006*	10.000000	10.750199	7.50%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.064301	10.909450	-9.57%	0
2010	10.476997	12.064301	15.15%	0
2009	7.446924	10.476997	40.69%	0
2008	10.650097	7.446924	-30.08%	0
2007	10.697676	10.650097	-0.44%	0
2006*	10.000000	10.697676	6.98%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.213502	8.830141	-4.16%	0
2010	7.244842	9.213502	27.17%	0
2009	5.482150	7.244842	32.15%	0
2008	10.627403	5.482150	-48.41%	0
2007	10.296366	10.627403	3.22%	0
2006*	10.000000	10.296366	2.96%	0

Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.022739	8.438956	-6.47%	0
2010	7.912912	9.022739	14.03%	0
2009	6.073635	7.912912	30.28%	0
2008	9.874100	6.073635	-38.49%	0
2007	10.768297	9.874100	-8.30%	0
2006*	10.000000	10.768297	7.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297363	8.903121	-13.54%	0
2010*	10.000000	10.297363	2.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.085377	11.806537	-2.31%	0
2010	11.285048	12.085377	7.09%	0
2009	8.998439	11.285048	25.41%	0
2008	13.178025	8.998439	-31.72%	0
2007	12.470804	13.178025	5.67%	0
2006	10.931210	12.470804	14.08%	0
2005	10.618013	10.931210	2.95%	0
2004	9.968330	10.618013	6.52%	0
2003	8.196073	9.968330	21.62%	0
2002	9.932763	8.196073	-17.48%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405458	10.573567	1.62%	0
2010	10.109751	10.405458	2.92%	0
2009	8.100580	10.109751	24.80%	0
2008	11.610079	8.100580	-30.23%	0
2007	10.619778	11.610079	9.33%	0
2006*	10.000000	10.619778	6.20%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.356874	8.551353	-8.61%	0
2010	8.145466	9.356874	14.87%	0
2009	6.335574	8.145466	28.57%	0
2008	11.709961	6.335574	-45.90%	0
2007	12.683645	11.709961	-7.68%	0
2006*	10.000000	12.683645	26.84%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.135895	15.621697	-8.84%	0
2010	15.532049	17.135895	10.33%	0
2009	11.748888	15.532049	32.20%	0
2008	20.160830	11.748888	-41.72%	0
2007	17.980679	20.160830	12.12%	0
2006	14.343549	17.980679	25.36%	0
2005	12.442039	14.343549	15.28%	0
2004	10.264283	12.442039	21.22%	0
2003	8.135886	10.264283	26.16%	0
2002*	10.000000	8.135886	-18.64%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.067183	-9.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009*	10.000000	19.438614	22.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.698640	7.913008	-9.03%	301
2010	8.357247	8.698640	4.08%	371
2009	5.855251	8.357247	42.73%	359
2008	10.756603	5.855251	-45.57%	341
2007	8.054624	10.756603	33.55%	421
2006	7.551143	8.054624	6.67%	426
2005	6.862688	7.551143	10.03%	403
2004	5.951269	6.862688	15.31%	428
2003	5.063604	5.951269	17.53%	418
2002	6.161775	5.063604	-17.82%	325
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0
2005	3.208834	3.499173	9.05%	0
2004	3.264215	3.208834	-1.70%	0
2003	2.279736	3.264215	43.18%	0
2002	3.948572	2.279736	-42.26%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
2005	6.712855	8.658372	28.98%	0
2004	5.786098	6.712855	16.02%	0
2003	7.690276	10.114454	31.52%	0
2002	6.062871	4.399755	-27.43%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
2009	9.018677	11.169317	23.85%	0
2008	13.813999	9.018677	-34.71%	0
2007	13.795233	13.813999	0.14%	0
2006	12.077883	13.795233	14.22%	0
2005	11.312843	12.077883	6.76%	0
2004*	10.000000	11.312843	13.13%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
2009	9.596586	11.486745	19.70%	0
2008	14.597459	9.596586	-34.26%	0
2007	13.881187	14.597459	5.16%	0
2006	11.783442	13.881187	17.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.672554	5.506896	-2.92%	0
2010	4.866360	5.672554	16.57%	0
2009	3.729893	4.866360	30.47%	0
2008	6.225656	3.729893	-40.09%	0
2007	5.328316	6.225656	16.84%	0
2006	5.133976	5.328316	3.79%	0
2005	4.931237	5.133976	4.11%	0
2004	4.664269	4.931237	5.72%	0
2003	3.594625	4.664269	29.76%	0
2002	5.159349	3.594625	-30.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.725695	13.504241	-1.61%	136
2010	12.375183	13.725695	10.91%	134
2009*	10.000000	12.375183	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
2005	12.034568	12.044579	0.08%	0
2004	11.182457	12.034568	7.62%	0
2003	9.355944	11.182457	19.52%	0
2002	9.272228	9.355944	0.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	125
2009	5.103952	7.631379	49.52%	125
2008*	10.000000	5.103952	-48.96%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
2009	6.085016	7.823806	28.57%	0
2008*	10.000000	6.085016	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	9.011472	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
2009	9.795461	10.416211	6.34%	0
2008*	10.000000	9.795461	-2.05%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
2005	12.686067	16.449238	29.66%	0
2004	10.748366	12.686067	18.03%	0
2003	6.653146	10.748366	61.55%	0
2002	8.029311	6.653146	-17.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.217405	19.889347	-24.14%	0
2010	23.078165	26.217405	13.60%	23
2009	14.441239	23.078165	59.81%	23
2008	35.036225	14.441239	-58.78%	23
2007	24.628457	35.036225	42.26%	23
2006	18.437248	24.628457	33.58%	23
2005	14.217363	18.437248	29.68%	23
2004	12.044452	14.217363	18.04%	23
2003	7.457415	12.044452	61.51%	22
2002*	10.000000	7.457415	-25.43%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.633524	15.343062	4.85%	296
2010	14.287140	14.633524	2.42%	477
2009	14.233310	14.287140	0.38%	650
2008	13.517369	14.233310	5.30%	109
2007	12.906278	13.517369	4.73%	109
2006	12.775650	12.906278	1.02%	109
2005	12.655862	12.775650	0.95%	109
2004	12.538146	12.655862	0.94%	109
2003	12.575241	12.538146	-0.29%	107
2002	11.591446	12.575241	8.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
2008	14.480003	7.634898	-47.27%	0
2007	11.651986	14.480003	24.27%	0
2006	8.964258	11.651986	29.98%	0
2005	7.042407	8.964258	27.29%	0
2004	6.308962	7.042407	11.63%	0
2003	4.758802	6.308962	32.57%	0
2002	6.414831	4.758802	-25.82%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.362466	15.315133	-11.79%	0
2010	15.680870	17.362466	10.72%	0
2009	12.371122	15.680870	26.75%	0
2008	23.455171	12.371122	-47.26%	0
2007	18.873806	23.455171	24.27%	0
2006	14.521798	18.873806	29.97%	0
2005	11.411527	14.521798	27.26%	0
2004	10.208872	11.411527	11.78%	0
2003	7.716980	10.208872	32.29%	0
2002*	10.000000	7.716980	-22.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583341	11.817147	-6.09%	64
2010	11.229930	12.583341	12.05%	64
2009	9.031394	11.229930	24.34%	64
2008	14.629797	9.031394	-38.27%	64
2007	14.126678	14.629797	3.56%	64
2006	12.365120	14.126678	14.25%	58
2005	11.719355	12.365120	5.51%	46
2004	10.514264	11.719355	11.46%	38
2003	8.156681	10.514264	28.90%	31
2002*	10.000000	8.156681	-18.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
2009	10.528544	11.226634	6.63%	0
2008	11.461211	10.528544	-8.14%	0
2007	11.127671	11.461211	3.00%	0
2006	10.722170	11.127671	3.78%	0
2005	10.617184	10.722170	0.99%	0
2004	10.378702	10.617184	2.30%	0
2003	9.839589	10.378702	5.48%	0
2002*	10.000000	9.839589	-1.60%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.337950	12.056058	-2.28%	64
2010	11.379824	12.337950	8.42%	64
2009	9.771858	11.379824	16.46%	64
2008	13.016218	9.771858	-24.93%	64
2007	12.604126	13.016218	3.27%	64
2006	11.578857	12.604126	8.85%	57
2005	11.243726	11.578857	2.98%	44
2004	10.501100	11.243726	7.07%	36
2003	8.948375	10.501100	17.35%	29
2002*	10.000000	8.948375	-10.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.617200	12.071574	-4.32%	64
2010	11.439275	12.617200	10.30%	64
2009	9.407785	11.439275	21.59%	64
2008	14.028309	9.407785	-32.94%	64
2007	13.521373	14.028309	3.75%	64
2006	12.075809	13.521373	11.97%	57
2005	11.537030	12.075809	4.67%	45
2004	10.529222	11.537030	9.57%	37
2003	8.505236	10.529222	23.80%	30
2002*	10.000000	8.505236	-14.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
2009	10.222697	11.447776	11.98%	0
2008	12.310070	10.222697	-16.96%	0
2007	11.897824	12.310070	3.46%	0
2006	11.225416	11.897824	5.99%	0
2005	10.990053	11.225416	2.14%	0
2004	10.491868	10.990053	4.75%	0
2003	9.440087	10.491868	11.14%	0
2002*	10.000000	9.440087	-5.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.680470	13.074566	-4.43%	0
2010	12.863233	13.680470	6.35%	291
2009*	10.000000	12.863233	28.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	417
2009	10.117884	13.525433	33.68%	417
2008	16.291811	10.117884	-37.90%	417
2007	15.497335	16.291811	5.13%	26
2006	14.426404	15.497335	7.42%	26
2005	13.164635	14.426404	9.58%	26
2004	11.636878	13.164635	13.13%	26
2003	8.840892	11.636878	31.63%	26
2002	10.678915	8.840892	-17.21%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.081859	9.855639	-2.24%	0
2010	10.313905	10.081859	-2.25%	50
2009	10.546883	10.313905	-2.21%	50
2008	10.572523	10.546883	-0.24%	50
2007	10.322500	10.572523	2.42%	50
2006	10.101803	10.322500	2.18%	50
2005	10.065138	10.101803	0.36%	50
2004	10.213942	10.065138	-1.46%	50
2003	10.384079	10.213942	-1.64%	49
2002	10.495945	10.384079	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
2005	12.677552	12.663264	-0.11%	0
2004	12.173906	12.677552	4.14%	0
2003	11.108153	12.173906	9.59%	0
2002	10.599824	11.108153	4.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.921568	13.226592	-11.36%	0
2010	13.373998	14.921568	11.57%	0
2009*	10.000000	13.373998	33.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.992388	7.967004	-11.40%	209
2010	8.066876	8.992388	11.47%	213
2009	6.047611	8.066876	33.39%	213
2008*	10.000000	6.047611	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.708718	12.061208	-18.00%	0
2010	14.180247	14.708718	3.73%	0
2009	11.172918	14.180247	26.92%	0
2008	21.299454	11.172918	-47.54%	0
2007	21.171874	21.299454	0.60%	0
2006	17.644287	21.171874	19.99%	0
2005	16.107651	17.644287	9.54%	0
2004	13.702064	16.107651	17.56%	0
2003*	10.000000	13.702064	37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.978726	8.522037	-5.09%	22
2010	7.951875	8.978726	12.91%	22
2009	6.268363	7.951875	26.86%	0
2008*	10.000000	6.268363	-37.32%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356508	9.533651	-7.95%	21
2010*	10.000000	10.356508	3.57%	21
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.527355	8.919474	-6.38%	199
2010	7.685308	9.527355	23.97%	206
2009	6.184777	7.685308	24.26%	215
2008*	10.000000	6.184777	-38.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	41
2009	6.655774	8.488366	27.53%	41
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
2008	7.312826	3.829839	-47.63%	0
2007	6.817362	7.312826	7.27%	0
2006	6.757209	6.817362	0.89%	0
2005	6.394842	6.757209	5.67%	0
2004	5.768151	6.394842	10.86%	0
2003	4.394826	5.768151	31.25%	0
2002	6.739737	4.394826	-34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	17
2009	12.021534	14.831548	23.37%	17
2008	18.127074	12.021534	-33.68%	17
2007	19.920154	18.127074	-9.00%	17
2006	17.372951	19.920154	14.66%	17
2005	17.241803	17.372951	0.76%	17
2004	15.037315	17.241803	14.66%	17
2003	9.807064	15.037315	53.33%	17
2002	13.774932	9.807064	-28.80%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	458
2009	8.599322	11.322815	31.67%	458
2008	14.233228	8.599322	-39.58%	458
2007	14.258693	14.233228	-0.18%	0
2006	13.018755	14.258693	9.52%	0
2005	11.856999	13.018755	9.80%	0
2004	10.191196	11.856999	16.35%	0
2003	7.393231	10.191196	37.84%	0
2002	9.149061	7.393231	-19.19%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
2009	6.475718	7.981931	23.26%	0
2008	11.335692	6.475718	-42.87%	0
2007	10.720914	11.335692	5.73%	0
2006	9.651649	10.720914	11.08%	0
2005	9.189303	9.651649	5.03%	0
2004	8.565524	9.189303	7.28%	0
2003	6.871837	8.565524	24.65%	0
2002	8.506385	6.871837	-19.22%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.050421	9.422383	4.11%	188
2010	7.111931	9.050421	27.26%	295
2009	5.561032	7.111931	27.89%	295
2008*	10.000000	5.561032	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
2009	5.365695	6.742362	25.66%	0
2008	8.712249	5.365695	-38.41%	0
2007	9.115994	8.712249	-4.43%	0
2006	8.045521	9.115994	13.31%	0
2005	7.894866	8.045521	1.91%	0
2004	6.873683	7.894866	14.86%	0
2003	5.350046	6.873683	28.48%	0
2002	7.311838	5.350046	-26.83%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
2009	8.578190	9.502722	10.78%	0
2008	10.136974	8.578190	-15.38%	0
2007	9.899222	10.136974	2.40%	0
2006	9.718098	9.899222	1.86%	0
2005	9.799725	9.718098	-0.83%	0
2004	9.947781	9.799725	-1.49%	0
2003*	10.000000	9.947781	-0.52%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.023563	10.661741	-3.28%	0
2010	9.428093	11.023563	16.92%	0
2009	7.857286	9.428093	19.99%	0
2008	13.280979	7.857286	-40.84%	0
2007	13.518806	13.280979	-1.76%	0
2006	13.139124	13.518806	2.89%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
2009	8.105646	10.413252	28.47%	0
2008	13.693921	8.105646	-40.81%	0
2007	13.019610	13.693921	5.18%	0
2006	11.713378	13.019610	11.15%	0
2005	11.213274	11.713378	4.46%	0
2004*	10.000000	11.213274	12.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.739195	7.478480	-3.37%	0
2010	7.235804	7.739195	6.96%	0
2009	5.122066	7.235804	41.27%	518
2008	9.618478	5.122066	-46.75%	518
2007	8.621233	9.618478	11.57%	0
2006	8.169779	8.621233	5.53%	0
2005	7.951832	8.169779	2.74%	0
2004	7.607183	7.951832	4.53%	0
2003	5.943076	7.607183	28.00%	0
2002	8.312895	5.943076	-28.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.922321	17.864438	-10.33%	0
2010	17.573225	19.922321	13.37%	31
2009	12.869095	17.573225	36.55%	31
2008	22.014470	12.869095	-41.54%	31
2007	21.181587	22.014470	3.93%	31
2006	18.411069	21.181587	15.05%	31
2005	16.471830	18.411069	11.77%	31
2004	14.137104	16.471830	16.51%	31
2003*	10.000000	14.137104	41.37%	30

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	539
2009	7.868788	10.750875	36.63%	539
2008	13.459419	7.868788	-41.54%	539
2007	12.952450	13.459419	3.91%	23
2006	11.257951	12.952450	15.05%	23
2005	10.074781	11.257951	11.74%	23
2004	8.649128	10.074781	16.48%	23
2003	6.186473	8.649128	39.81%	23
2002	8.128277	6.186473	-23.89%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.726830	2.615506	-4.08%	0
2010	2.432383	2.726830	12.11%	0
2009	1.963161	2.432383	23.90%	0
2008	9.515124	1.963161	-79.37%	0
2007*	10.000000	9.515124	-4.85%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.923962	2.791526	-4.53%	0
2010	2.605300	2.923962	12.23%	0
2009	2.126804	2.605300	22.50%	0
2008	10.202357	2.126804	-79.15%	0
2007	10.449121	10.202357	-2.36%	0
2006*	10.000000	10.449121	4.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.425534	8.235164	-2.26%	44
2010	7.423529	8.425534	13.50%	44
2009	5.919937	7.423529	25.40%	44
2008	9.843152	5.919937	-39.86%	44
2007	9.644314	9.843152	2.06%	44
2006	8.576947	9.644314	12.44%	39
2005	8.278998	8.576947	3.60%	30
2004	7.737580	8.278998	7.00%	25
2003	6.246495	7.737580	23.87%	20
2002	7.869795	6.246495	-20.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
2009	5.834455	7.824453	34.11%	0
2008	9.601104	5.834455	-39.23%	0
2007	9.943652	9.601104	-3.44%	0
2006*	10.000000	9.943652	-0.56%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.794398	4.738094	-1.17%	36
2010	3.847818	4.794398	24.60%	36
2009	2.968443	3.847818	29.62%	36
2008	5.962681	2.968443	-50.22%	36
2007	5.737368	5.962681	3.93%	36
2006	5.700607	5.737368	0.64%	32
2005	5.191439	5.700607	9.81%	25
2004	4.433993	5.191439	17.08%	21
2003	3.611675	4.433993	22.77%	17
2002	5.117009	3.611675	-29.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.106427	13.215746	9.16%	0
2010	11.455850	12.106427	5.68%	0
2009	9.902737	11.455850	15.68%	0
2008	10.896071	9.902737	-9.12%	0
2007	10.075626	10.896071	8.14%	0
2006*	10.000000	10.075626	0.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.230619	13.399963	1.28%	0
2010	12.519410	13.230619	5.68%	0
2009	11.231923	12.519410	11.46%	0
2008	10.969539	11.231923	2.39%	0
2007	10.321062	10.969539	6.28%	0
2006*	10.000000	10.321062	3.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.940075	-0.60%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.104537	10.400677	-14.08%	0
2010	9.528131	12.104537	27.04%	0
2009	6.167550	9.528131	54.49%	0
2008	11.122674	6.167550	-44.55%	0
2007	10.944801	11.122674	1.63%	0
2006*	10.000000	10.944801	9.45%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.418700	8.835732	-6.19%	0
2010	8.608383	9.418700	9.41%	0
2009	7.431948	8.608383	15.83%	0
2008	12.151907	7.431948	-38.84%	0
2007	13.208463	12.151907	-8.00%	0
2006	11.140465	13.208463	18.56%	0
2005	10.660038	11.140465	4.51%	0
2004	9.635710	10.660038	10.63%	0
2003	7.973917	9.635710	20.84%	0
2002	10.151944	7.973917	-21.45%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283189	9.316712	-9.40%	0
2010	9.149375	10.283189	12.39%	0
2009	7.473463	9.149375	22.42%	0
2008	12.376573	7.473463	-39.62%	0
2007	12.406606	12.376573	-0.24%	0
2006	10.966755	12.406606	13.13%	0
2005	10.507321	10.966755	4.37%	0
2004	9.605091	10.507321	9.39%	0
2003	7.831019	9.605091	22.65%	0
2002	10.173915	7.831019	-23.03%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
2009	9.357413	10.029132	7.18%	0
2008	10.660749	9.357413	-12.23%	0
2007	10.343397	10.660749	3.07%	0
2006*	10.000000	10.343397	3.43%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
2005	16.869772	18.511634	9.73%	0
2004	15.680273	16.869772	7.59%	0
2003	12.545244	15.680273	24.99%	0
2002	11.750369	12.545244	6.76%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433525	11.707162	-5.84%	0
2010	12.035427	12.433525	3.31%	0
2009	9.290350	12.035427	29.55%	0
2008	17.164288	9.290350	-45.87%	0
2007	15.325458	17.164288	12.00%	0
2006	12.528306	15.325458	22.33%	0
2005	11.538648	12.528306	8.58%	0
2004	10.055623	11.538648	14.75%	0
2003	8.073348	10.055623	24.55%	0
2002*	10.000000	8.073348	-19.27%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
2005	9.506426	12.266817	29.04%	0
2004	7.725070	9.506426	23.06%	0
2003	5.125268	7.725070	50.73%	0
2002	5.400085	5.125268	-5.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
2005	15.426354	22.873047	48.27%	0
2004	12.703348	15.426354	21.44%	0
2003	8.975646	12.703348	41.53%	0
2002	9.450138	8.975646	-5.02%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.725000	9.768343	-8.92%	0
2010	9.766132	10.725000	9.82%	0
2009	7.863068	9.766132	24.20%	0
2008	12.947072	7.863068	-39.27%	0
2007	12.047698	12.947072	7.47%	0
2006	10.841048	12.047698	11.13%	0
2005	10.197893	10.841048	6.31%	0
2004	9.513063	10.197893	7.20%	0
2003	7.210365	9.513063	31.94%	0
2002	9.635533	7.210365	-25.17%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.410210	14.650981	-10.72%	0
2010	13.268191	16.410210	23.68%	0
2009	9.519690	13.268191	39.38%	0
2008	15.165609	9.519690	-37.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.770589	12.851411	9.18%	0
2010	11.460924	11.770589	2.70%	0
2009	10.643514	11.460924	7.68%	0
2008	11.069941	10.643514	-3.85%	0
2007	10.349395	11.069941	6.96%	0
2006	10.426853	10.349395	-0.74%	0
2005	10.507439	10.426853	-0.77%	0
2004	10.164185	10.507439	3.38%	0
2003*	10.000000	10.164185	1.64%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.296610	8.358460	0.75%	0
2010	7.439344	8.296610	11.52%	0
2009	6.447671	7.439344	15.38%	0
2008	10.089306	6.447671	-36.09%	0
2007	10.335132	10.089306	-2.38%	0
2006	9.033999	10.335132	14.40%	0
2005	8.836808	9.033999	2.23%	0
2004	8.004739	8.836808	10.39%	0
2003	6.333815	8.004739	26.38%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.556789	6.494075	-14.06%	0
2010	6.826976	7.556789	10.69%	0
2009	5.223854	6.826976	30.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.459078	11.118386	-2.97%	0
2010	9.835020	11.459078	16.51%	0
2009	7.746782	9.835020	26.96%	0
2008	10.481436	7.746782	-26.09%	0
2007	10.982788	10.481436	-4.56%	0
2006*	10.000000	10.982788	9.83%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.935162	15.727333	-1.30%	0
2010	14.379810	15.935162	10.82%	0
2009	12.279258	14.379810	17.11%	0
2008	17.164977	12.279258	-28.46%	0
2007	18.523151	17.164977	-7.33%	0
2006	15.977511	18.523151	15.93%	0
2005	15.568810	15.977511	2.63%	0
2004	13.937516	15.568810	11.70%	0
2003	11.061903	13.937516	26.00%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.955039	13.711430	-1.75%	0
2010	11.351495	13.955039	22.94%	0
2009	9.293057	11.351495	30.68%	0
2008	13.768705	9.293057	-32.51%	0
2007	14.187623	13.768705	-2.95%	0
2006	12.691694	14.187623	11.79%	0
2005	12.113343	12.691694	4.77%	0
2004	10.172214	12.113343	19.08%	0
2003	7.556497	10.172214	34.62%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.310182	6.220906	-1.41%	0
2010	5.625186	6.310182	12.18%	0
2009	4.304566	5.625186	23.43%	0
2008	6.719140	4.304566	-35.94%	0
2007	6.381353	6.719140	5.29%	0
2006	5.980877	6.381353	6.70%	0
2005	5.907660	5.980877	1.24%	0
2004	5.693144	5.907660	3.77%	0
2003	4.624512	5.693144	23.11%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.054214	8.017106	-0.46%	0
2010	7.178498	8.054214	12.20%	0
2009	5.815910	7.178498	23.43%	0
2008	9.470692	5.815910	-38.59%	278
2007	9.210817	9.470692	2.82%	278
2006	8.162049	9.210817	12.85%	278
2005	7.979269	8.162049	2.29%	278
2004	7.381620	7.979269	8.10%	278
2003	5.885782	7.381620	25.41%	278
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631124	10.258165	6.51%	0
2010	8.548283	9.631124	12.67%	0
2009	7.139016	8.548283	19.74%	0
2008	10.372533	7.139016	-31.17%	0
2007	9.911142	10.372533	4.66%	0
2006	8.708798	9.911142	13.81%	0
2005	8.539366	8.708798	1.98%	0
2004	8.320509	8.539366	2.63%	0
2003	7.028345	8.320509	18.39%	0

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.319812	11.405149	-20.35%	0
2010	14.031547	14.319812	2.05%	0
2009	9.541197	14.031547	-1.05%	0
2008	9.850905	9.541197	-3.14%	0
2007	10.236138	9.850905	-3.76%	0
2006*	10.000000	10.236138	2.36%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.313663	8.681537	-15.82%	0
2010	8.048956	10.313663	28.14%	0
2009	6.536550	8.048956	27.96%	0
2008	10.721237	6.536550	-38.77%	0
2007	12.339912	10.721237	-13.12%	0
2006	12.170814	12.339912	1.39%	0
2005	11.773473	12.170814	3.37%	0
2004	10.823182	11.773473	8.78%	0
2003	8.411915	10.823182	28.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.857440	14.846531	-0.07%	0
2010	14.015205	14.857440	6.01%	0
2009	11.910982	14.015205	17.67%	0
2008	13.149735	11.910982	-9.42%	0
2007	12.773295	13.149735	2.95%	0
2006	12.551737	12.773295	1.77%	0
2005	12.681883	12.551737	-1.03%	0
2004	12.526968	12.681883	1.24%	0
2003	12.252667	12.526968	2.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.838012	10.559181	-2.57%	0
2010	9.839713	10.838012	10.15%	0
2009	8.112042	9.839713	21.30%	0
2008	11.082252	8.112042	-26.80%	0
2007	10.441782	11.082252	6.13%	0
2006*	10.000000	10.441782	4.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419000	10.065371	-3.39%	0
2010	9.311960	10.419000	11.89%	0
2009	7.401326	9.311960	25.81%	0
2008	11.258778	7.401326	-34.26%	0
2007	10.461628	11.258778	7.62%	0
2006*	10.000000	10.461628	4.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.023131	9.529008	-4.93%	0
2010	8.843904	10.023131	13.33%	0
2009	6.888727	8.843904	32.48%	0
2008	11.386950	6.888727	-39.50%	0
2007	10.481638	11.386950	8.64%	0
2006*	10.000000	10.481638	4.82%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.862623	11.284668	-4.87%	0
2010	10.367844	11.862623	14.42%	0
2009	7.822155	10.367844	32.54%	0
2008	13.952423	7.822155	-43.94%	236
2007	12.154569	13.952423	14.79%	236
2006	11.147894	12.154569	9.03%	236
2005	9.764380	11.147894	14.17%	236
2004	8.665023	9.764380	12.69%	236
2003	6.909711	8.665023	25.40%	236
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.907095	9.176327	-7.38%	0
2010	8.509886	9.907095	16.42%	0
2009	5.902328	8.509886	44.18%	0
2008	13.250768	5.902328	-55.46%	0
2007	9.313476	13.250768	42.28%	0
2006*	10.000000	9.313476	-6.87%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.974398	10.814569	-1.46%	0
2010	9.759949	10.974398	12.44%	0
2009	7.682578	9.759949	27.04%	0
2008	13.725241	7.682578	-44.03%	198
2007	13.853763	13.725241	-0.93%	198
2006	11.807902	13.853763	17.33%	198
2005	11.427092	11.807902	3.33%	198
2004	10.500785	11.427092	8.82%	198
2003	8.253524	10.500785	27.23%	198
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.034502	7.022913	-0.16%	0
2010	5.822621	7.034502	20.81%	0
2009	4.089824	5.822621	42.37%	0
2008	9.315720	4.089824	-56.10%	0
2007	7.750313	9.315720	20.20%	0
2006	7.532963	7.750313	2.89%	0
2005	7.082142	7.532963	6.37%	0
2004	6.770848	7.082142	4.60%	0
2003	5.344745	6.770848	26.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.410236	6.271948	-2.16%	0
2010	5.288698	6.410236	21.21%	0
2009	4.224185	5.288698	25.20%	0
2008	8.194487	4.224185	-48.45%	0
2007	6.611767	8.194487	23.94%	0
2006	6.340186	6.611767	4.28%	0
2005	6.140630	6.340186	3.25%	0
2004	6.086557	6.140630	0.89%	0
2003	4.691663	6.086557	29.73%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096918	11.267975	1.54%	0
2010	9.981760	11.096918	11.17%	0
2009	7.105935	9.981760	40.47%	0
2008	9.706017	7.105935	-26.79%	0
2007	9.678625	9.706017	0.28%	0
2006	8.909866	9.678625	8.63%	0
2005	8.894608	8.909866	0.17%	0
2004	8.316549	8.894608	6.95%	0
2003	6.704063	8.316549	24.05%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.140168	11.319442	1.61%	0
2010	10.031737	11.140168	11.05%	0
2009	7.133732	10.031737	40.62%	0
2008	9.732924	7.133732	-26.71%	0
2007*	10.000000	9.732924	-2.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.911376	12.477135	4.75%	0
2010	11.322249	11.911376	5.20%	0
2009	10.018441	11.322249	13.01%	0
2008	10.609195	10.018441	-5.57%	0
2007	10.421399	10.609195	1.80%	0
2006	10.226314	10.421399	1.91%	0
2005	10.253107	10.226314	-0.26%	0
2004	10.059977	10.253107	1.92%	0
2003*	10.000000	10.059977	0.60%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227929	9.794423	-12.77%	0
2010	8.929050	11.227929	25.75%	0
2009	6.527284	8.929050	36.80%	0
2008	11.044959	6.527284	-40.90%	0
2007	9.790180	11.044959	12.82%	0
2006*	10.000000	9.790180	-2.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.817791	7.130945	-19.13%	0
2010	7.987401	8.817791	10.40%	0
2009	6.465996	7.987401	23.53%	0
2008	11.790457	6.465996	-45.16%	0
2007	10.297616	11.790457	14.50%	0
2006	8.935656	10.297616	15.24%	0
2005	7.686974	8.935656	16.24%	0
2004	6.932789	7.686974	10.88%	0
2003	4.954993	6.932789	39.92%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.668917	11.044123	-19.20%	0
2010	12.379786	13.668917	14.42%	0
2009	10.017586	12.379786	23.58%	0
2008	18.270865	10.017586	-45.17%	0
2007	15.954996	18.270865	14.52%	0
2006	13.844451	15.954996	15.24%	0
2005	11.914533	13.844451	16.20%	0
2004	10.744753	11.914533	10.89%	0
2003	7.676919	10.744753	39.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.499394	12.022353	-10.94%	0
2010	10.926344	13.499394	23.55%	0
2009	7.105339	10.926344	53.78%	0
2008	14.896575	7.105339	-52.30%	0
2007	14.440574	14.896575	3.16%	0
2006	12.719347	14.440574	13.53%	0
2005	12.693619	12.719347	0.20%	0
2004	11.398077	12.693619	11.37%	0
2003	7.393320	11.398077	54.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
2007	11.044680	11.194646	1.36%	0
2006*	10.000000	11.044680	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.952452	9.358309	-5.97%	0
2010	7.944411	9.952452	25.28%	0
2009	6.295855	7.944411	26.18%	0
2008	9.620918	6.295855	-34.56%	0
2007	10.088821	9.620918	-4.64%	0
2006*	10.000000	10.088821	0.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.930093	9.807488	-17.79%	0
2010	10.390817	11.930093	14.81%	0
2009	6.160591	10.390817	68.67%	0
2008	13.323994	6.160591	-53.76%	0
2007	10.597933	13.323994	25.72%	0
2006*	10.000000	10.597933	5.98%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.185495	12.412022	-12.50%	0
2010	13.360142	14.185495	6.18%	0
2009	9.956651	13.360142	34.18%	0
2008	17.052569	9.956651	-41.61%	0
2007	15.075862	17.052569	13.11%	0
2006*	12.678712	15.075862	18.91%	0
2005	11.745777	12.678712	7.94%	0
2004	10.113478	11.745777	16.14%	0
2003	7.809243	10.113478	29.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.055737	8.775572	-12.73%	0
2010	9.494115	10.055737	5.92%	0
2009	7.082928	9.494115	34.04%	0
2008	12.162833	7.082928	-41.77%	0
2007	10.784843	12.162833	13.11%	0
2006*	10.000000	10.784843	7.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.137804	14.667687	-3.11%	0
2010	13.546105	15.137804	11.75%	0
2009	11.681994	13.546105	15.96%	0
2008	11.258218	11.681994	3.76%	0
2007	10.379524	11.258218	8.47%	0
2006*	10.000000	10.379524	3.80%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774736	8.040694	-17.74%	0
2010	8.647855	9.774736	13.03%	0
2009	7.392854	8.647855	16.98%	0
2008	12.281654	7.392854	-39.81%	0
2007	11.546433	12.281654	6.37%	0
2006*	10.000000	11.546433	15.46%	0
Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.989405	8.403030	-6.52%	0
2010	7.409598	8.989405	21.32%	0
2009	5.268055	7.409598	40.65%	0
2008	8.982093	5.268055	-41.35%	0
2007	10.265471	8.982093	-12.50%	0
2006*	10.000000	10.265471	2.65%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.697938	10.520752	-1.66%	0
2010	9.903609	10.697938	8.02%	0
2009	8.068778	9.903609	22.74%	0
2008	11.344674	8.068778	-28.88%	0
2007	10.951931	11.344674	3.59%	0
2006*	10.000000	10.951931	9.52%	0

Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137237	9.474015	-6.54%	0
2010	8.897383	10.137237	13.94%	0
2009	6.846767	8.897383	29.95%	0
2008	11.381983	6.846767	-39.85%	0
2007	11.332332	11.381983	0.44%	0
2006*	10.000000	11.332332	13.32%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.660877	13.342508	-2.33%	0
2010	12.113086	13.660877	12.78%	0
2009	7.176771	12.113086	68.78%	0
2008	10.491074	7.176771	-31.59%	0
2007	10.521004	10.491074	-0.28%	0
2006*	10.000000	10.521004	5.21%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.599305	11.742738	-6.80%	0
2010	10.580211	12.599305	19.08%	0
2009	6.944826	10.580211	52.35%	0
2008	11.574880	6.944826	-40.00%	0
2007	10.747140	11.574880	7.70%	0
2006*	10.000000	10.747140	7.47%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.036166	10.878445	-9.62%	0
2010	10.457909	12.036166	15.09%	0
2009	7.437153	10.457909	40.62%	0
2008	10.641585	7.437153	-30.11%	0
2007	10.694634	10.641585	-0.50%	0
2006*	10.000000	10.694634	6.95%	0
Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.191992	8.805020	-4.21%	0
2010	7.231613	9.191992	27.11%	0
2009	5.474942	7.231613	32.09%	0
2008	10.618910	5.474942	-48.44%	0
2007	10.293432	10.618910	3.16%	0
2006*	10.000000	10.293432	2.93%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.001693	8.414979	-6.52%	0
2010	7.898497	9.001693	13.97%	0
2009	6.065669	7.898497	30.22%	0
2008	9.866210	6.065669	-38.52%	0
2007	10.765241	9.866210	-8.35%	0
2006*	10.000000	10.765241	7.65%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.296497	8.897825	-13.58%	0
2010*	10.000000	10.296497	2.96%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.029063	11.745519	-2.36%	0
2010	11.238209	12.029063	7.04%	0
2009	8.965684	11.238209	25.35%	0
2008	13.136790	8.965684	-31.75%	0
2007	12.438174	13.136790	5.62%	0
2006	10.908168	12.438174	14.03%	0
2005	10.601045	10.908168	2.90%	0
2004	9.957501	10.601045	6.46%	0
2003	8.191353	9.957501	21.56%	0
2002	9.932139	8.191353	-17.53%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381153	10.543488	1.56%	0
2010	10.091295	10.381153	2.87%	0
2009	8.089943	10.091295	24.74%	0
2008	11.600783	8.089943	-30.26%	0
2007	10.616745	11.600783	12.07%	0
2006*	10.000000	10.616745	6.17%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.335039	8.527049	-8.66%	0
2010	8.130617	9.335039	14.81%	0
2009	6.327257	8.130617	28.50%	0
2008	11.700608	6.327257	-45.92%	0
2007	12.680045	11.700608	-7.72%	0
2006*	10.000000	12.680045	26.80%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.060038	15.544594	-8.88%	0
2010	15.471196	17.060038	10.27%	0
2009	11.708851	15.471196	32.13%	0
2008	20.102445	11.708851	-41.75%	0
2007	17.937827	20.102445	12.07%	0
2006	14.316670	17.937827	25.29%	0
2005	12.425057	14.316670	15.22%	0
2004	10.255528	12.425057	21.15%	0
2003	8.133106	10.255528	26.10%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.064069	-9.36%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.544708	18.626541	-9.34%	0
2010	19.349376	20.544708	6.18%	0
2009*	10.000000	19.349376	22.17%	0

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.650136	7.864864	-9.08%	0
2010	8.314896	8.650136	4.03%	0
2009	5.828553	8.314896	42.66%	0
2008	10.713068	5.828553	-45.59%	0
2007	8.026151	10.713068	33.48%	0
2006	7.528290	8.026151	6.61%	0
2005	6.845408	7.528290	9.98%	0
2004	5.939317	6.845408	15.26%	0
2003	5.056022	5.939317	17.47%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.455773	3.976562	-10.75%	0
2010	3.666144	4.455773	21.54%	0
2009	2.391659	3.666144	53.29%	0
2008	4.369428	2.391659	-45.26%	0
2007	11.445012	4.369428	18.94%	0
2006	10.852102	11.445012	5.46%	0
2005	9.976701	10.852102	8.77%	0
2004	10.126974	9.976701	-1.48%	0
2003	7.044639	10.126974	43.75%	0
2002*	10.000000	7.044639	-29.55%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.424725	10.196759	-33.89%	0
2010	12.628146	15.424725	22.15%	0
2009	7.217956	12.628146	74.95%	0
2008	15.466319	7.217956	-53.33%	0
2007	12.367137	15.466319	25.06%	0
2006	9.704823	12.367137	43.27%	0
2005	9.791343	9.704823	-0.88%	0
2004	9.944366	9.791343	-1.54%	0
2003*	10.000000	9.944366	-0.56%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.433169	13.408441	-0.18%	0
2010	11.137005	13.433169	20.62%	0
2009	8.997186	11.137005	23.78%	0
2008	13.788159	8.997186	-34.75%	0
2007	13.776506	13.788159	0.08%	0
2006	12.067643	13.776506	14.16%	0
2005	11.309018	12.067643	6.71%	0
2004*	10.000000	11.309018	13.09%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.432655	12.090614	-2.75%	0
2010	11.441789	12.432655	8.66%	0
2009	9.563921	11.441789	19.63%	0
2008	14.555231	9.563921	-34.29%	0
2007	13.848150	14.555231	5.11%	0
2006	11.761394	13.848150	17.74%	0

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.640829	5.473308	-2.97%	0
2010	4.841615	5.640829	16.51%	0
2009	3.712834	4.841615	30.40%	0
2008	6.200381	3.712834	-40.12%	0
2007	5.309409	6.200381	2.94%	0
2006	5.118372	5.309409	3.73%	0
2005	4.918757	5.118372	4.06%	0
2004	4.654850	4.918757	5.67%	0
2003	3.589199	4.654850	29.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.713996	13.485850	-1.66%	0
2010	12.370965	13.713996	10.86%	0
2009*	10.000000	12.370965	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	0
2009	7.394927	8.916511	20.58%	0
2008	10.778659	7.394927	-31.39%	0
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.395373	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
2009	9.192839	10.072682	9.57%	0
2008	10.439925	9.192839	-11.95%	0
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0
2007	10.676121	11.927430	11.72%	0
2006*	10.000000	10.676121	6.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	0
2007	10.205698	11.155936	9.31%	0
2006*	10.000000	10.205698	2.06%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.158742	7.793253	-4.48%	0
2010	7.524809	8.158742	8.42%	0
2009	5.893277	7.524809	27.68%	0
2008	9.739606	5.893277	-39.49%	0
2007*	10.000000	9.739606	-2.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.504876	14.713118	1.44%	0
2010	13.120302	14.504876	10.55%	0
2009	9.197968	13.120302	42.64%	0
2008	13.074030	9.197968	-29.65%	0
2007	12.976712	13.074030	0.75%	0
2006	12.008035	12.976712	8.07%	0
2005	12.004176	12.008035	0.03%	0
2004	11.159922	12.004176	7.57%	0
2003	9.341865	11.159922	19.46%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.529979	12.708581	1.43%	0
2010	11.333336	12.529979	10.56%	0
2009	7.940779	11.333336	42.72%	0
2008	11.304100	7.940779	-29.75%	0
2007	11.216305	11.304100	0.78%	0
2006	10.379470	11.216305	8.06%	0
2005*	10.000000	10.379470	3.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.612296	7.436868	-13.65%	0
2010	7.624873	8.612296	12.95%	0
2009	5.102204	7.624873	49.44%	0
2008*	10.000000	5.102204	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.438444	8.928537	-5.40%	0
2010	7.817101	9.438444	20.74%	0
2009	6.082925	7.817101	28.51%	0
2008*	10.000000	6.082925	-39.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.885513	11.337265	4.15%	0
2010	10.407342	10.885513	4.59%	0
2009	9.792124	10.407342	6.28%	0
2008*	10.000000	9.792124	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.290803	17.664095	-24.16%	0
2010	20.519345	23.290803	13.51%	0
2009	12.860033	20.519345	59.56%	0
2008	31.165990	12.860033	-58.74%	0
2007	21.914549	31.165990	42.22%	0
2006	16.405122	21.914549	33.58%	0
2005	12.658496	16.405122	29.60%	0
2004	10.730493	12.658496	17.97%	0
2003	6.645478	10.730493	61.47%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.101448	19.791262	-24.18%	0
2010	22.987840	26.101448	13.54%	0
2009	13.047255	22.987840	5.49%	0
2008	19.903045	13.047255	-34.45%	0
2007	16.923019	19.903045	17.61%	0
2006	12.587933	16.923019	34.44%	0
2005	12.099557	12.587933	4.04%	0
2004	9.530149	12.099557	26.96%	0
2003	7.855591	9.530149	21.32%	0
2002*	10.000000	7.855591	-21.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.551829	15.249621	4.80%	0
2010	14.214655	14.551829	2.37%	0
2009	14.168335	14.214655	0.33%	0
2008	13.462550	14.168335	5.24%	0
2007	12.860545	13.462550	4.68%	0
2006	12.736867	12.860545	0.97%	0
2005	12.623882	12.736867	0.90%	0
2004	12.512872	12.623882	0.89%	0
2003	12.556318	12.512872	-0.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665436	9.402944	-11.84%	0
2010	9.635625	10.665436	10.69%	0
2009	7.602755	9.635625	26.74%	0
2008	14.426442	7.602755	-47.30%	0
2007	11.614853	14.426442	24.21%	0
2006	8.940249	11.614853	29.92%	0
2005	7.027131	8.940249	27.22%	0
2004	6.298497	7.027131	11.57%	0
2003	4.753338	6.298497	32.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.285654	15.239587	-11.84%	0
2010	15.619475	17.285654	10.67%	0
2009	12.328989	15.619475	26.69%	0
2008	23.387286	12.328989	-47.28%	0
2007	18.828862	23.387286	24.21%	0
2006	14.494612	18.828862	29.90%	0
2005	11.395985	14.494612	27.19%	0
2004	10.200171	11.395985	11.72%	0
2003	7.714341	10.200171	32.22%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
2007	10.794987	11.535449	6.86%	0
2006*	10.000000	10.794987	7.95%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.525937	11.757227	-6.14%	0
2010	11.184426	12.525937	11.99%	0
2009	8.999394	11.184426	24.28%	0
2008	6.065383	8.999394	-47.35%	0
2007	5.695526	6.065383	6.49%	0
2006	5.303773	5.695526	7.39%	0
2005	4.946372	5.303773	7.23%	0
2004	4.389541	4.946372	12.69%	0
2003	3.206007	4.389541	36.92%	0
2002	5.210269	3.206007	-38.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.567763	11.633601	0.57%	0
2010	11.181154	11.567763	3.46%	0
2009	10.491265	11.181154	6.58%	0
2008	11.426483	10.491265	-8.18%	0
2007	11.099659	11.426483	2.94%	0
2006	10.700633	11.099659	3.73%	0
2005	10.601273	10.700633	0.94%	0
2004	10.368446	10.601273	2.25%	0
2003	9.834893	10.368446	5.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.281642	11.994903	-2.33%	0
2010	11.333676	12.281642	8.36%	0
2009	9.737222	11.333676	16.40%	0
2008	12.976742	9.737222	-24.96%	0
2007	12.572374	12.976742	3.22%	0
2006	11.555592	12.572374	8.80%	2,188
2005	11.226855	11.555592	2.93%	2,432
2004	10.490717	11.226855	7.02%	3,023
2003	8.944105	10.490717	17.29%	3,695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.559656	12.010385	-4.37%	0
2010	11.392917	12.559656	10.24%	0
2009	9.374466	11.392917	21.53%	0
2008	13.985806	9.374466	-32.97%	0
2007	13.487327	13.985806	3.70%	0
2006	12.051547	13.487327	11.91%	1,542
2005	11.519725	12.051547	4.62%	1,775
2004	10.518812	11.519725	9.52%	2,251
2003	8.501179	10.518812	23.73%	2,809

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.087988	12.054186	-0.28%	0
2010	11.401420	12.087988	6.02%	0
2009	10.186506	11.401420	11.93%	0
2008	12.272776	10.186506	-17.00%	0
2007	11.867874	12.272776	3.41%	0
2006	11.202877	11.867874	5.94%	1,151
2005	10.973584	11.202877	2.09%	1,239
2004	10.481507	10.973584	4.69%	1,518
2003	9.435592	10.481507	11.08%	1,821
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.668824	13.056767	-4.48%	0
2010	12.858845	13.668824	6.30%	0
2009*	10.000000	12.858845	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.592460	15.799071	-4.78%	0
2010	13.456766	16.592460	23.30%	0
2009	10.071665	13.456766	33.61%	0
2008	16.225712	10.071665	-37.93%	174
2007	15.442395	16.225712	5.07%	174
2006	14.382597	15.442395	7.37%	174
2005	13.131351	14.382597	9.53%	174
2004	11.613396	13.131351	13.07%	174
2003	8.827570	11.613396	31.56%	174
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.025275	9.795326	-2.29%	0
2010	10.261268	10.025275	-2.30%	0
2009	8.877542	10.261268	22.90%	0
2008	15.469360	8.877542	-42.61%	0
2007	12.934075	15.469360	19.60%	0
2006	13.275987	12.934075	-2.58%	0
2005	12.132820	13.275987	9.42%	0
2004	11.043878	12.132820	9.86%	0
2003	7.417157	11.043878	48.90%	0
2002*	10.000000	7.417157	-25.83%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.023011	14.461462	3.13%	0
2010	12.978882	14.023011	8.04%	0
2009	10.680393	12.978882	21.52%	0
2008	13.217342	10.680393	-19.19%	0
2007	12.932069	13.217342	2.21%	0
2006	12.624835	12.932069	2.43%	0
2005	12.645529	12.624835	-0.16%	0
2004	12.149377	12.645529	4.08%	0
2003	11.091439	12.149377	9.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.908869	13.208593	-11.40%	0
2010	13.369448	14.908869	11.51%	0
2009*	10.000000	13.369448	33.69%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.980128	7.952076	-11.45%	0
2010	8.059991	8.980128	11.42%	0
2009	6.045544	8.059991	33.32%	0
2008*	10.000000	6.045544	-39.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.651149	12.007856	-18.04%	0
2010	14.131963	14.651149	3.67%	0
2009	11.140571	14.131963	26.85%	0
2008	21.248687	11.140571	-47.57%	0
2007	21.132282	21.248687	0.55%	0
2006	17.620269	21.132282	19.93%	0
2005	16.093930	17.620269	9.48%	0
2004	13.697383	16.093930	17.50%	0
2003*	10.000000	13.604199	36.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.966496	8.506085	-5.13%	0
2010	7.945103	8.966496	12.86%	0
2009	6.266220	7.945103	26.79%	0
2008*	10.000000	6.266220	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352952	9.525515	-7.99%	0
2010*	10.000000	10.352952	3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.514353	8.902746	-6.43%	0
2010	7.678744	9.514353	23.91%	0
2009	6.182656	7.678744	24.20%	0
2008*	10.000000	6.182656	-38.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.818780	5.648339	-2.93%	0
2010	4.747476	5.818780	22.57%	0
2009	3.812329	4.747476	24.53%	0
2008	7.283121	3.812329	-47.66%	0
2007	6.793156	7.283121	7.21%	0
2006	6.736652	6.793156	0.84%	0
2005	6.378649	6.736652	5.61%	0
2004	5.756502	6.378649	10.81%	0
2003	4.388195	5.756502	31.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.252844	16.929507	-7.25%	0
2010	14.756263	18.252844	23.70%	0
2009	11.966631	14.756263	23.31%	0
2008	18.053546	11.966631	-33.72%	0
2007	19.849579	18.053546	-9.05%	0
2006	17.320244	19.849579	9.47%	0
2005	17.198259	17.320244	0.71%	0
2004	15.007013	17.198259	14.60%	0
2003	9.792299	15.007013	53.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.793316	12.727479	-7.73%	0
2010	11.265362	13.793316	22.44%	0
2009	9.254771	11.265362	28.89%	0
2008	17.612950	9.254771	-47.45%	0
2007	18.234474	17.612950	-3.41%	0
2006	15.508547	18.234474	17.58%	0
2005	14.277584	15.508547	8.62%	0
2004	12.064623	14.277584	18.34%	0
2003	8.729214	12.064623	38.21%	0
2002*	10.000000	8.729214	-12.71%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.802445	8.645873	-1.78%	0
2010	7.941411	8.802445	10.84%	0
2009	8.389000	7.941411	30.81%	0
2008	17.153477	8.389000	-51.09%	0
2007	15.740283	17.153477	8.98%	0
2006	13.872956	15.740283	13.46%	0
2005	12.872627	13.872956	7.77%	0
2004	11.093193	12.872627	16.04%	0
2003	9.040250	11.093193	22.71%	0
2002*	10.000000	9.040250	-9.60%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.038031	9.404685	4.06%	0
2010	7.105826	9.038031	27.19%	0
2009	5.559114	7.105826	27.82%	0
2008*	10.000000	5.559114	-44.41%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.587644	7.241081	-4.57%	0
2010	6.708111	7.587644	13.11%	0
2009	5.341183	6.708111	25.59%	0
2008	8.676910	5.341183	-38.44%	0
2007	9.083685	8.676910	-4.48%	0
2006	8.021104	9.083685	13.25%	0
2005	7.874918	8.021104	1.86%	0
2004	6.859818	7.874918	14.80%	0
2003	5.341979	6.859818	28.41%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741539	9.545571	-2.01%	0
2010	9.470333	9.741539	2.86%	0
2009	8.553328	9.470333	10.72%	0
2008	10.112765	8.553328	-15.42%	0
2007	9.880665	10.112765	2.35%	0
2006	9.704823	9.880665	1.81%	0
2005	9.791343	9.704823	-0.88%	0
2004	9.944366	9.791343	-1.54%	0
2003*	10.000000	9.944366	-0.56%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.974775	10.609133	-3.33%	0
2010	9.391162	10.974775	16.86%	0
2009	7.830514	9.391162	19.93%	0
2008	13.242522	7.830514	-40.87%	0
2007	13.486614	13.242522	-1.81%	0
2006	13.114521	13.486614	2.84%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.463109	11.801894	-5.31%	0
2010	10.383154	12.463109	20.03%	0
2009	8.086354	10.383154	28.40%	0
2008	13.668336	8.086354	-40.84%	0
2007	13.001971	13.668336	5.13%	0
2006	11.703466	13.001971	11.10%	0
2005	11.209491	11.703466	4.41%	0
2004*	10.000000	11.209491	12.09%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.696004	7.432952	-3.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.844315	17.785404	-10.38%	0
2010	17.513364	19.844315	13.31%	0
2009	12.831826	17.513364	36.48%	0
2008	21.961973	12.831826	-41.57%	0
2007	21.141945	21.961973	3.88%	0
2006	18.385992	21.141945	14.99%	0
2005	16.457795	18.385992	11.72%	0
2004	14.132292	16.457795	16.46%	0
2003*	10.000000	14.132292	41.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.120647	10.860534	-10.40%	0
2010	10.697812	12.120647	13.30%	0
2009	7.833951	10.697812	36.56%	0
2008	13.406698	7.833951	-41.57%	0
2007	12.908357	13.406698	3.88%	0
2006	11.225354	12.908357	14.99%	0
2005	10.050733	11.225354	11.69%	0
2004	8.632887	10.050733	16.42%	0
2003	6.178020	8.632887	39.74%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.721731	2.609278	-4.13%	0
2010	2.429065	2.721731	12.05%	0
2009	1.961479	2.429065	23.84%	0
2008	9.511868	1.961479	-79.38%	0
2007*	10.000000	9.511868	-4.88%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.916953	2.783401	-4.58%	0
2010	2.600404	2.916953	12.17%	0
2009	2.123900	2.600404	22.44%	0
2008	10.193660	2.123900	-79.16%	0
2007	10.445578	10.193660	-2.41%	0
2006*	10.000000	10.445578	4.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.378450	8.184959	-2.31%	0
2010	7.385828	8.378450	13.44%	0
2009	5.892888	7.385828	25.33%	0
2008	9.803211	5.892888	-39.89%	0
2007	9.610121	9.803211	2.01%	0
2006	8.550909	9.610121	12.39%	0
2005	8.258082	8.550909	3.55%	0
2004	7.721976	8.258082	6.94%	0
2003	6.237083	7.721976	23.81%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.416293	8.996574	-4.46%	0
2010	7.809771	9.416293	20.57%	0
2009	5.826491	7.809771	34.04%	0
2008	9.592913	5.826491	-39.26%	0
2007	9.940286	9.592913	-3.49%	0
2006*	10.000000	9.940286	-0.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.767600	4.709213	-1.22%	0
2010	3.828277	4.767600	24.54%	0
2009	2.954879	3.828277	29.56%	0
2008	5.938474	2.954879	-50.24%	453
2007	5.717014	5.938474	3.87%	453
2006	5.683283	5.717014	0.59%	453
2005	5.178303	5.683283	9.75%	453
2004	4.425038	5.178303	17.02%	453
2003	3.606225	4.425038	22.71%	453
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.078057	13.178063	9.11%	0
2010	11.434852	12.078057	5.62%	0
2009	9.889643	11.434852	15.62%	0
2008	10.887232	9.889643	-9.16%	0
2007	10.072633	10.887232	8.09%	0
2006*	10.000000	10.072633	0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.199599	13.361723	1.23%	0
2010	12.496455	13.199599	5.63%	0
2009	11.217067	12.496455	11.41%	0
2008	10.960638	11.217067	2.34%	0
2007	10.317996	10.960638	6.23%	0
2006*	10.000000	10.317996	3.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.936712	-0.63%	0

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.076276	10.371082	-14.12%	0
2010	9.510753	12.076276	26.97%	0
2009	6.159451	9.510753	54.41%	0
2008	11.113774	6.159451	-44.58%	0
2007	10.941684	11.113774	1.57%	0
2006*	10.000000	10.941684	9.42%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.374826	8.790084	-6.24%	0
2010	8.572657	9.374826	9.36%	0
2009	8.758472	8.572657	24.74%	0
2008	18.593007	8.758472	-52.89%	0
2007	14.096787	18.593007	31.90%	0
2006	13.972194	14.096787	0.89%	0
2005	12.502207	13.972194	11.76%	0
2004	10.918989	12.502207	14.50%	0
2003	8.183308	10.918989	33.43%	0
2002	10.470460	8.183308	-21.84%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235310	9.268582	-9.45%	0
2010	9.111413	10.235310	12.34%	0
2009	7.446258	9.111413	22.36%	0
2008	12.337855	7.446258	-39.65%	0
2007	12.374158	12.337855	-0.29%	0
2006	10.943648	12.374158	13.07%	0
2005	10.490546	10.943648	4.32%	0
2004	9.594659	10.490546	9.34%	0
2003	7.826518	9.594659	22.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478901	10.816791	3.22%	0
2010	10.010313	10.478901	4.68%	0
2009	9.344637	10.010313	7.12%	0
2008	10.651652	9.344637	-12.27%	0
2007	10.339890	10.651652	3.02%	0
2006*	10.000000	10.339890	3.40%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.560961	24.639505	4.58%	0
2010	21.974033	23.560961	7.22%	0
2009	17.272996	21.974033	27.22%	0
2008	20.794033	17.272996	-16.93%	0
2007	19.980980	20.794033	4.07%	0
2006	18.455484	19.980980	8.27%	0
2005	16.827184	18.455484	9.68%	0
2004	15.648683	16.827184	7.53%	0
2003	12.526381	15.648683	24.93%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.378495	11.649396	-5.89%	0
2010	11.988287	12.378495	3.25%	0
2009	9.258692	11.988287	29.48%	0
2008	17.114571	9.258692	-45.90%	0
2007	15.288933	17.114571	11.94%	0
2006	12.504824	15.288933	22.26%	0
2005	11.522900	12.504824	8.52%	0
2004	10.047039	11.522900	14.69%	0
2003	8.070580	10.047039	24.49%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.900309	14.438709	-27.44%	0
2010	16.058143	19.900309	23.93%	0
2009	7.709851	16.058143	108.28%	0
2008	22.407842	7.709851	-65.59%	0
2007	16.668152	22.407842	34.44%	0
2006	12.229569	16.668152	36.29%	0
2005	9.482391	12.229569	28.97%	0
2004	7.709481	9.482391	23.00%	0
2003	5.117535	7.709481	50.65%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.286290	32.885662	-18.37%	0
2010	31.905895	40.286290	26.27%	0
2009	20.730107	31.905895	53.91%	0
2008	39.386568	20.730107	-47.37%	0
2007	27.737742	39.386568	42.00%	0
2006	22.803673	27.737742	21.64%	0
2005	15.387403	22.803673	48.20%	0
2004	12.677758	15.387403	21.37%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666666	9.710252	-8.97%	0
2010	9.717972	10.666666	9.76%	0
2009	7.828302	9.717972	24.14%	0
2008	12.896425	7.828302	-39.30%	0
2007	12.006735	12.896425	7.41%	0
2006	10.809692	12.006735	11.07%	0
2005	10.173585	10.809692	6.25%	0
2004	9.495241	10.173585	7.14%	0
2003	7.200533	9.495241	31.87%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.099742	15.007050	-6.79%	0
2010	12.998369	16.099742	23.86%	0
2009*	10.000000	12.998369	29.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.337567	14.578669	-10.77%	0
2010	13.216214	16.337567	23.62%	0
2009	9.487250	13.216214	39.31%	0
2008	15.121697	9.487250	-37.26%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.724458	12.794510	9.13%	0
2010	11.421855	11.724458	2.65%	0
2009	10.612664	11.421855	7.62%	0
2008	11.043508	10.612664	-3.90%	0
2007	10.329998	11.043508	6.91%	0
2006	10.412623	10.329998	-0.79%	0
2005	10.498454	10.412623	-0.82%	0
2004	10.160693	10.498454	3.32%	0
2003*	10.000000	10.160693	1.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.250235	8.307496	0.69%	0
2010	7.401544	8.250235	11.47%	0
2009	6.418205	7.401544	15.32%	0
2008	10.048359	6.418205	-36.13%	0
2007	10.298484	10.048359	-2.43%	0
2006	9.006572	10.298484	14.34%	0
2005	8.814471	9.006572	2.18%	0
2004	7.988587	8.814471	10.34%	0
2003	6.324270	7.988587	26.32%	0
2002	8.032686	6.324270	-21.27%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.514553	6.454479	-14.11%	0
2010	6.792297	7.514553	10.63%	0
2009	5.199986	6.792297	30.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431735	11.086180	-3.02%	0
2010	9.816572	11.431735	16.45%	0
2009	7.736202	9.816572	26.89%	0
2008	10.472487	7.736202	-26.13%	0
2007	10.979053	10.472487	-4.61%	0
2006*	10.000000	10.979053	9.79%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.846112	15.631448	-1.35%	0
2010	14.306764	15.846112	10.76%	0
2009	12.223147	14.306764	17.05%	0
2008	17.095323	12.223147	-28.50%	0
2007	18.457488	17.095323	-7.38%	0
2006	15.928998	18.457488	15.87%	0
2005	15.529466	15.928998	2.57%	0
2004	13.909410	15.529466	11.65%	0
2003	11.045244	13.909410	25.93%	0
2002	12.945083	11.045244	-14.68%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.893248	13.643738	-1.80%	0
2010	11.306999	13.893248	22.87%	0
2009	9.261379	11.306999	22.09%	0
2008	13.728818	9.261379	-32.54%	0
2007	14.153814	13.728818	-3.00%	0
2006	12.667920	14.153814	11.73%	0
2005	12.096815	12.667920	4.72%	0
2004	10.163522	12.096815	19.02%	0
2003	7.553899	10.163522	34.55%	0
2002*	10.000000	7.553899	-24.46%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.274937	6.183003	-1.47%	0
2010	5.596630	6.274937	12.12%	0
2009	4.284903	5.596630	30.61%	0
2008	6.691885	4.284903	-35.97%	0
2007	6.358753	6.691885	5.24%	0
2006	5.962734	6.358753	6.64%	0
2005	5.892748	5.962734	1.19%	0
2004	5.681675	5.892748	3.71%	0
2003	4.617540	5.681675	23.05%	0
2002	6.655310	4.617540	-30.62%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.009206	7.968242	-0.51%	0
2010	7.142033	8.009206	12.14%	0
2009	5.789335	7.142033	23.37%	0
2008	9.432251	5.789335	-38.62%	0
2007	9.178153	9.432251	2.77%	0
2006	8.137267	9.178153	12.79%	0
2005	7.959103	8.137267	2.24%	0
2004	7.366736	7.959103	8.04%	0
2003	5.876912	7.366736	25.35%	0
2002	7.752153	5.876912	-24.19%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.577347	10.195678	6.46%	0
2010	8.504889	9.577347	12.61%	0
2009	7.106419	8.504889	19.68%	0
2008	10.330458	7.106419	-31.21%	0
2007	9.876015	10.330458	4.60%	0
2006	8.682358	9.876015	13.75%	0
2005	8.517790	8.682358	1.93%	0
2004	8.303724	8.517790	2.58%	0
2003	7.017745	8.303724	18.32%	0
2002	8.629152	7.017745	-18.67%	0

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.253078	11.346187	-20.39%	0
2010	13.973295	14.253078	2.00%	0
2009	10.925573	13.973295	27.90%	0
2008	17.851336	10.925573	-38.80%	0
2007	17.554171	17.851336	1.69%	0
2006	14.662071	17.554171	19.73%	0
2005	13.418430	14.662071	9.27%	0
2004	11.448834	13.418430	17.20%	0
2003	8.598149	11.448834	33.15%	0
2002	10.031879	8.598149	-14.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265604	8.636662	-15.87%	0
2010	8.015553	10.265604	28.07%	0
2009	6.512747	8.015553	23.07%	0
2008	10.687678	6.512747	-39.06%	0
2007	12.307634	10.687678	-13.16%	0
2006	12.145173	12.307634	1.34%	0
2005	11.754662	12.145173	3.32%	0
2004	10.811423	11.754662	8.72%	0
2003	8.407076	10.811423	28.60%	0
2002	10.645506	8.407076	-21.03%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.774451	14.756067	-0.12%	0
2010	13.944064	14.774451	5.96%	0
2009	11.856593	13.944064	17.61%	0
2008	13.096391	11.856593	-9.47%	0
2007	12.728021	13.096391	2.89%	0
2006	12.513634	12.728021	1.71%	0
2005	12.649837	12.513634	-1.08%	0
2004	12.501703	12.649837	1.18%	0
2003	12.234219	12.501703	2.19%	0
2002	11.461854	12.234219	6.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.812150	10.528613	-2.62%	0
2010	9.821266	10.812150	10.09%	0
2009	8.100963	9.821266	21.24%	0
2008	11.072802	8.100963	-26.84%	0
2007	10.438245	11.072802	6.08%	0
2006*	10.000000	10.438245	4.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394135	10.036214	-3.44%	0
2010	9.294492	10.394135	11.83%	0
2009	7.391219	9.294492	25.75%	0
2008	11.249170	7.391219	-34.30%	0
2007	10.458077	11.249170	7.56%	0
2006*	10.000000	10.458077	4.58%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.999251	9.501448	-4.98%	0
2010	8.827332	9.999251	13.28%	0
2009	6.879329	8.827332	28.32%	0
2008	11.377235	6.879329	-39.53%	0
2007	10.478080	11.377235	8.58%	0
2006*	10.000000	10.478080	4.78%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.796387	11.215928	-4.92%	0
2010	10.315227	11.796387	14.36%	0
2009	7.786437	10.315227	32.48%	0
2008	13.895838	7.786437	-43.97%	0
2007	12.111495	13.895838	14.73%	0
2006	11.114054	12.111495	8.97%	0
2005	9.739724	11.114054	14.11%	0
2004	8.647559	9.739724	12.63%	0
2003	6.899306	8.647559	25.34%	0
2002	7.800675	6.899306	-11.56%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.883428	9.149728	-7.42%	0
2010	8.493894	9.883428	16.36%	0
2009	5.894255	8.493894	44.10%	0
2008	13.239449	5.894255	-55.48%	0
2007	9.310307	13.239449	42.20%	0
2006*	10.000000	9.310307	-6.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.913116	10.748675	-1.51%	0
2010	9.710421	10.913116	12.39%	0
2009	7.647507	9.710421	26.97%	0
2008	13.669583	7.647507	-44.05%	0
2007	13.804685	13.669583	-0.98%	0
2006	11.772075	13.804685	17.27%	0
2005	11.398242	11.772075	3.28%	0
2004	10.479628	11.398242	8.77%	0
2003	8.241098	10.479628	27.16%	0
2002	10.168024	8.241098	-18.95%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.995204	6.980115	-0.22%	0
2010	5.793057	6.995204	20.75%	0
2009	4.071133	5.793057	42.30%	0
2008	9.277911	4.071133	-56.12%	0
2007	7.722824	9.277911	20.14%	0
2006	7.510092	7.722824	2.83%	0
2005	7.064247	7.510092	6.31%	0
2004	6.757203	7.064247	4.54%	0
2003	5.336703	6.757203	26.62%	0
2002	6.999329	5.336703	-23.75%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.374424	6.233716	-2.21%	0
2010	5.261837	6.374424	21.14%	0
2009	4.204884	5.261837	25.14%	0
2008	8.161251	4.204884	-48.48%	0
2007	6.588341	8.161251	23.87%	0
2006	6.320946	6.588341	4.23%	0
2005	6.125116	6.320946	3.20%	0
2004	6.074291	6.125116	0.84%	0
2003	4.684602	6.074291	29.67%	0
2002	6.873186	4.684602	-31.84%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.034927	11.199315	1.49%	0
2010	9.931083	11.034927	11.12%	0
2009	7.073475	9.931083	40.40%	0
2008	9.666631	7.073475	-26.83%	0
2007	9.644314	9.666631	0.23%	0
2006	8.882808	9.644314	8.57%	0
2005	8.872122	8.882808	0.12%	0
2004	8.299774	8.872122	6.90%	0
2003	6.693962	8.299774	23.99%	0
2002	6.615679	6.693962	1.18%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.119268	11.292454	1.56%	0
2010	10.018039	11.119268	10.99%	0
2009	7.127637	10.018039	40.55%	0
2008	9.729592	7.127637	-26.74%	0
2007*	10.000000	9.729592	-2.70%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.864708	12.421897	4.70%	0
2010	11.283666	11.864708	5.15%	0
2009	9.989405	11.283666	12.96%	0
2008	10.583867	9.989405	-5.62%	0
2007	10.401873	10.583867	1.75%	0
2006	10.212376	10.401873	1.86%	0
2005	10.244356	10.212376	-0.31%	0
2004	10.056541	10.244356	1.87%	0
2003*	10.000000	10.056541	0.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201096	9.766033	-12.81%	0
2010	8.912271	11.201096	25.68%	0
2009	6.518356	8.912271	36.73%	0
2008	11.035516	6.518356	-40.93%	0
2007	9.786850	11.035516	12.76%	0
2006*	10.000000	9.786850	-2.13%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.768508	7.087460	-19.17%	0
2010	7.946816	8.768508	10.34%	0
2009	6.436433	7.946816	23.47%	0
2008	11.742587	6.436433	-45.19%	0
2007	10.261088	11.742587	14.44%	0
2006	8.908494	10.261088	15.18%	0
2005	7.667533	8.908494	16.18%	0
2004	6.918808	7.667533	10.82%	0
2003	4.947533	6.918808	39.84%	0
2002	6.360758	4.947533	-22.22%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608401	10.989597	-19.24%	0
2010	12.331282	13.608401	10.36%	0
2009	9.983437	12.331282	23.52%	0
2008	18.217923	9.983437	-45.20%	0
2007	15.916952	18.217923	14.46%	0
2006	13.818489	15.916952	15.19%	0
2005	11.898254	13.818489	16.14%	0
2004	10.735566	11.898254	10.83%	0
2003	7.674279	10.735566	39.89%	0
2002*	10.000000	7.674279	-23.26%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.439599	11.962979	-10.99%	0
2010	10.883509	13.439599	23.49%	0
2009	7.081115	10.883509	53.70%	0
2008	14.853433	7.081115	-52.33%	0
2007	14.406168	14.853433	3.10%	0
2006	12.695526	14.406168	13.47%	0
2005	12.676315	12.695526	0.15%	0
2004	11.388356	12.676315	11.31%	0
2003	7.390784	11.388356	54.09%	0
2002*	10.000000	7.390784	-26.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
2009	7.682907	10.172991	32.41%	0
2008	11.185080	7.682907	-31.31%	0
2007	11.040930	11.185080	1.31%	0
2006*	10.000000	11.040930	10.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928678	9.331188	-6.02%	0
2010	7.929490	9.928678	25.21%	0
2009	6.287255	7.929490	26.12%	0
2008	9.612711	6.287255	-34.59%	0
2007	10.085402	9.612711	-4.69%	0
2006*	10.000000	10.085402	0.85%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.901588	9.779062	-17.83%	0
2010	10.371292	11.901588	14.76%	0
2009	6.152162	10.371292	68.58%	0
2008	13.312616	6.152162	-53.79%	0
2007	10.594341	13.312616	25.66%	0
2006*	10.000000	10.594341	5.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.122701	12.350767	-12.55%	0
2010	13.307802	14.122701	6.12%	0
2009	9.922715	13.307802	34.11%	0
2008	17.003179	9.922715	-41.64%	0
2007	15.039936	17.003179	13.05%	0
2006	12.654957	15.039936	18.85%	0
2005	11.729752	12.654957	7.89%	0
2004	10.104834	11.729752	16.08%	0
2003	7.806563	10.104834	29.44%	0
2002*	10.000000	7.806563	-21.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.031721	8.750134	-12.78%	0
2010	9.476292	10.031721	5.86%	0
2009	7.073253	9.476292	33.97%	0
2008	12.152460	7.073253	-41.80%	0
2007	10.781178	12.152460	12.72%	0
2006*	10.000000	10.781178	7.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.101690	14.625221	-3.16%	0
2010	13.520710	15.101690	11.69%	0
2009	11.666058	13.520710	15.90%	0
2008	11.248619	11.666058	3.71%	0
2007	10.376005	11.248619	8.41%	0
2006*	10.000000	10.376005	3.76%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.751936	8.017840	-17.78%	0
2010	8.632095	9.751936	12.97%	0
2009	7.383165	8.632095	16.92%	0
2008	12.271850	7.383165	-39.84%	0
2007	11.543155	12.271850	6.31%	0
2006*	10.000000	11.543155	15.43%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.968432	8.379141	-6.57%	0
2010	7.396090	8.968432	21.26%	0
2009	5.261144	7.396090	40.58%	0
2008	8.974910	5.261144	-41.38%	0
2007	10.262549	8.974910	-12.55%	0
2006*	10.000000	10.262549	2.63%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.672985	10.490845	-1.71%	0
2010	9.885573	10.672985	7.97%	0
2009	8.058208	9.885573	22.68%	0
2008	11.335616	8.058208	-28.91%	0
2007	10.948825	11.335616	3.53%	0
2006*	10.000000	10.948825	9.49%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.113549	9.447042	-6.59%	0
2010	8.881142	10.113549	13.88%	0
2009	6.837770	8.881142	29.88%	0
2008	11.372884	6.837770	-39.88%	0
2007	11.329103	11.372884	0.39%	0
2006*	10.000000	11.329103	13.29%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.628997	13.304570	-2.38%	0
2010	12.090996	13.628997	12.72%	0
2009	7.167342	12.090996	68.70%	0
2008	10.482672	7.167342	-31.63%	0
2007	10.517998	10.482672	-0.34%	0
2006*	10.000000	10.517998	5.18%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.569905	11.709352	-6.85%	0
2010	10.560916	12.569905	19.02%	0
2009	6.935707	10.560916	52.27%	0
2008	11.565631	6.935707	-40.03%	0
2007	10.744085	11.565631	7.65%	0
2006*	10.000000	10.744085	7.44%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.008085	10.847528	-9.66%	0
2010	10.438852	12.008085	15.03%	0
2009	7.427400	10.438852	40.55%	0
2008	10.633086	7.427400	-30.15%	0
2007	10.691588	10.633086	-0.55%	0
2006*	10.000000	10.691588	6.92%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170562	8.780011	-4.26%	0
2010	7.218453	9.170562	27.04%	0
2009	5.467774	7.218453	32.02%	0
2008	10.610435	5.467774	-48.47%	0
2007	10.290507	10.610435	3.11%	0
2006*	10.000000	10.290507	2.91%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.980699	8.391062	-6.57%	0
2010	7.884099	8.980699	13.91%	0
2009	6.057708	7.884099	30.15%	0
2008	9.858317	6.057708	-38.55%	0
2007	10.762168	9.858317	-8.40%	0
2006*	10.000000	10.762168	7.62%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.295632	8.892524	-13.63%	0
2010*	10.000000	10.295632	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.972993	11.684801	-2.41%	0
2010	11.191545	11.972993	6.98%	0
2009	8.933026	11.191545	25.28%	0
2008	13.095654	8.933026	-31.79%	0
2007	12.405603	13.095654	5.56%	0
2006	10.885162	12.405603	13.97%	0
2005	10.584094	10.885162	2.84%	0
2004	9.946672	10.584094	6.41%	0
2003	8.186635	9.946672	21.50%	0
2002	9.931511	8.186635	-17.57%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356971	10.513553	1.51%	0
2010	10.072941	10.356971	2.82%	0
2009	8.079354	10.072941	24.68%	0
2008	11.591540	8.079354	-30.30%	0
2007	10.613734	11.591540	9.21%	0
2006*	10.000000	10.613734	6.14%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.313254	8.502798	-8.70%	0
2010	8.115785	9.313254	14.75%	0
2009	6.318952	8.115785	28.44%	0
2008	11.691257	6.318952	-45.95%	0
2007	12.676443	11.691257	-7.77%	0
2006*	10.000000	12.676443	26.76%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.984536	15.467894	-8.93%	0
2010	15.410601	16.984536	10.21%	0
2009	11.668953	15.410601	32.06%	0
2008	20.044208	11.668953	-41.78%	0
2007	17.895074	20.044208	12.01%	0
2006	14.289830	17.895074	25.23%	0
2005	12.408091	14.289830	15.17%	0
2004	10.246757	12.408091	21.09%	0
2003	8.130315	10.246757	26.03%	0
2002*	10.000000	8.130315	-18.70%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.060943	-9.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.439853	18.522002	-9.38%	0
2010	19.260471	20.439853	6.12%	0
2009*	10.000000	19.260471	22.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.601818	7.816942	-9.12%	0
2010	8.272674	8.601818	3.98%	0
2009	5.801929	8.272674	42.58%	0
2008	10.669603	5.801929	-45.62%	0
2007	7.997708	10.669603	33.41%	0
2006	7.505448	7.997708	6.56%	0
2005	6.828128	7.505448	9.92%	0
2004	5.927364	6.828128	15.20%	0
2003	5.048431	5.927364	17.41%	0
2002	6.149614	5.048431	-17.91%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.430916	3.952346	-10.80%	0
2010	3.647555	4.430916	21.48%	0
2009	2.380753	3.647555	53.21%	0
2008	4.351735	2.380753	-45.29%	0
2007	3.662345	4.351735	18.82%	0
2006	3.477995	3.662345	5.30%	0
2005	3.192668	3.477995	8.94%	0
2004	3.251104	3.192668	-1.80%	0
2003	2.272896	3.251104	43.04%	0
2002	3.940768	2.272896	-42.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.338664	10.134675	-33.93%	0
2010	12.564109	15.338664	22.08%	0
2009	7.185023	12.564109	74.87%	0
2008	15.403654	7.185023	-53.36%	0
2007	12.323352	15.403654	25.00%	0
2006	8.606007	12.323352	43.19%	0
2005	6.679058	8.606007	28.85%	0
2004	5.762859	6.679058	15.90%	0
2003	4.386570	5.762859	31.38%	0
2002	6.050905	4.386570	-27.51%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.387449	13.355983	-0.24%	0
2010	11.104773	13.387449	20.56%	0
2009	8.975741	11.104773	23.72%	0
2008	13.762347	8.975741	-34.78%	0
2007	13.757803	13.762347	0.03%	0
2006	12.057414	13.757803	14.10%	0
2005	11.305196	12.057414	6.65%	0
2004*	10.000000	11.305196	13.05%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.377556	12.030880	-2.80%	0
2010	11.396909	12.377556	8.60%	0
2009	9.531284	11.396909	19.57%	0
2008	14.513012	9.531284	-34.33%	0
2007	13.815096	14.513012	5.05%	0
2006	11.739316	13.815096	17.68%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.609306	5.439939	-3.02%	0
2010	4.817024	5.609306	16.45%	0
2009	3.695864	4.817024	30.34%	0
2008	6.175207	3.695864	-40.15%	0
2007	5.290573	6.175207	16.72%	0
2006	5.102822	5.290573	3.68%	0
2005	4.906318	5.102822	4.01%	0
2004	4.645451	4.906318	5.62%	0
2003	3.583776	4.645451	29.62%	0
2002	5.149067	3.583776	-30.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.702307	13.467458	-1.71%	0
2010	12.366751	13.702307	10.80%	0
2009*	10.000000	12.366751	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
2007	10.391833	10.769435	3.63%	0
2006*	10.000000	10.391833	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
2007	10.374046	10.431022	0.55%	0
2006*	10.000000	10.374046	3.74%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	0
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0
2007	10.672505	11.917257	11.66%	0
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	0
2007	10.202232	11.146413	9.25%	0
2006*	10.000000	10.202232	2.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
2007*	10.000000	9.736275	-2.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.423884	14.623484	1.38%	0
2010	13.053721	14.423884	10.50%	0
2009	9.155969	13.053721	42.57%	0
2008	13.021003	9.155969	-29.68%	0
2007	12.930728	13.021003	0.70%	0
2006	11.971599	12.930728	8.01%	0
2005	11.973871	11.971599	-0.02%	0
2004	11.137447	11.973871	7.51%	0
2003	9.327818	11.137447	19.40%	0
2002	9.253812	9.327818	0.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.493682	12.665295	1.37%	0
2010	11.306291	12.493682	10.50%	0
2009	7.925884	11.306291	42.65%	0
2008	11.288687	7.925884	-29.79%	0
2007	11.206774	11.288687	0.73%	0
2006	10.375946	11.206774	8.01%	0
2005*	10.000000	10.375946	3.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.600540	7.422912	-13.69%	0
2010	7.618363	8.600540	12.89%	0
2009	5.100456	7.618363	49.37%	0
2008*	10.000000	5.100456	-49.00%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.425564	8.911805	-5.45%	0
2010	7.810426	9.425564	20.68%	0
2009	6.080844	7.810426	28.44%	0
2008*	10.000000	6.080844	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.870666	11.316031	4.10%	0
2010	10.398468	10.870666	4.54%	0
2009	9.788780	10.398468	6.23%	0
2008*	10.000000	9.788780	-2.11%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.169005	17.562738	-24.20%	0
2010	20.422481	23.169005	13.45%	0
2009	12.805875	20.422481	59.48%	0
2008	31.050707	12.805875	-58.76%	0
2007	21.844707	31.050707	42.14%	0
2006	16.361176	21.844707	33.52%	0
2005	12.631012	16.361176	29.53%	0
2004	10.712671	12.631012	17.91%	0
2003	6.637825	10.712671	61.39%	0
2002	8.019048	6.637825	-17.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.985848	19.693529	-24.21%	0
2010	22.897723	25.985848	13.49%	0
2009	14.342993	22.897723	59.64%	0
2008	34.833681	14.342993	-58.82%	0
2007	24.511262	34.833681	42.11%	0
2006	18.368251	24.511262	33.44%	0
2005	14.178604	18.368251	29.55%	0
2004	12.023904	14.178604	17.92%	0
2003	7.452299	12.023904	61.34%	0
2002*	10.000000	7.452299	-25.48%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.470579	15.156743	4.74%	0
2010	14.142504	14.470579	2.32%	0
2009	14.103648	14.142504	0.28%	0
2008	13.407944	14.103648	5.19%	0
2007	12.814982	13.407944	4.63%	0
2006	12.698230	12.814982	0.92%	0
2005	12.592015	12.698230	0.84%	0
2004	12.487665	12.592015	0.84%	0
2003	12.537438	12.487665	-0.40%	0
2002	11.568435	12.537438	8.38%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.609647	9.348986	-11.88%	0
2010	9.590103	10.609647	10.63%	0
2009	7.570718	9.590103	26.67%	0
2008	14.373033	7.570718	-47.33%	0
2007	11.577809	14.373033	24.14%	0
2006	8.916272	11.577809	29.85%	0
2005	7.011855	8.916272	27.16%	0
2004	6.288026	7.011855	11.51%	0
2003	4.747863	6.288026	32.44%	0
2002	6.406644	4.747863	-25.89%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.209091	15.164335	-11.88%	0
2010	15.558243	17.209091	10.61%	0
2009	12.286951	15.558243	26.62%	0
2008	23.319519	12.286951	-47.31%	0
2007	18.783967	23.319519	24.15%	0
2006	14.467421	18.783967	29.84%	0
2005	11.380403	14.467421	27.13%	0
2004	10.191441	11.380403	11.67%	0
2003	7.711684	10.191441	32.16%	0
2002*	10.000000	7.711684	-22.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.468847	11.697664	-6.18%	0
2010	11.139141	12.468847	11.94%	0
2009	8.967548	11.139141	24.22%	0
2008	14.541280	8.967548	-38.33%	0
2007	14.055673	14.541280	3.45%	0
2006	12.315522	14.055673	14.13%	0
2005	11.684267	12.315522	5.40%	0
2004	10.493512	11.684267	11.35%	0
2003	8.148907	10.493512	28.77%	0
2002*	10.000000	8.148907	-18.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.515011	11.574631	0.52%	0
2010	11.135867	11.515011	3.40%	0
2009	10.454125	11.135867	6.52%	0
2008	11.391872	10.454125	-8.23%	0
2007	11.071729	11.391872	2.89%	0
2006	10.679155	11.071729	3.68%	0
2005	10.585388	10.679155	0.89%	0
2004	10.358212	10.585388	2.19%	0
2003	9.830211	10.358212	5.37%	0
2002*	10.000000	9.830211	-1.70%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.225672	11.934143	-2.38%	0
2010	11.287808	12.225672	8.31%	0
2009	9.702771	11.287808	16.34%	0
2008	12.937452	9.702771	-25.00%	0
2007	12.540751	12.937452	3.16%	0
2006	11.532407	12.540751	8.74%	0
2005	11.210038	11.532407	2.88%	0
2004	10.480363	11.210038	6.96%	0
2003	8.939839	10.480363	17.23%	0
2002*	10.000000	8.939839	-10.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.502385	11.949506	-4.42%	0
2010	11.346772	12.502385	10.18%	0
2009	9.341269	11.346772	21.47%	0
2008	13.943417	9.341269	-33.01%	0
2007	13.453385	13.943417	3.64%	0
2006	12.027359	13.453385	11.86%	0
2005	11.502471	12.027359	4.56%	0
2004	10.508428	11.502471	9.46%	0
2003	8.497120	10.508428	23.67%	0
2002*	10.000000	8.497120	-15.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.032852	11.993084	-0.33%	0
2010	11.355232	12.032852	5.97%	0
2009	10.150434	11.355232	11.87%	0
2008	12.235571	10.150434	-17.04%	0
2007	11.837986	12.235571	3.36%	0
2006	11.180361	11.837986	5.88%	0
2005	10.957118	11.180361	2.04%	0
2004	10.471145	10.957118	4.64%	0
2003	9.431089	10.471145	11.03%	0
2002*	10.000000	9.431089	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.657171	13.038970	-4.53%	0
2010	12.854454	13.657171	6.24%	0
2009*	10.000000	12.854454	28.54%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.499698	15.702713	-4.83%	0
2010	13.388376	16.499698	23.24%	0
2009	10.025614	13.388376	33.54%	0
2008	16.159826	10.025614	-37.96%	0
2007	15.387620	16.159826	5.02%	0
2006	14.338902	15.387620	7.31%	0
2005	13.098136	14.338902	9.47%	0
2004	11.589956	13.098136	13.01%	0
2003	8.814253	11.589956	31.49%	0
2002	10.657669	8.814253	-17.30%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968980	9.735354	-2.34%	0
2010	10.208874	9.968980	-2.35%	0
2009	10.450168	10.208874	-2.31%	0
2008	10.486302	10.450168	-0.34%	0
2007	10.248862	10.486302	2.32%	0
2006	10.039984	10.248862	2.08%	0
2005	10.013760	10.039984	0.26%	0
2004	10.172211	10.013760	-1.56%	0
2003	10.352242	10.172211	-1.74%	0
2002	10.474480	10.352242	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944711	14.373363	3.07%	0
2010	12.913017	13.944711	7.99%	0
2009	10.631639	12.913017	21.46%	0
2008	13.163740	10.631639	-19.24%	0
2007	12.886250	13.163740	2.15%	0
2006	12.586525	12.886250	2.38%	0
2005	12.613599	12.586525	-0.21%	0
2004	12.124897	12.613599	4.03%	0
2003	11.074752	12.124897	9.48%	0
2002	10.578774	11.074752	4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.896162	13.190586	-11.45%	0
2010	13.364881	14.896162	11.46%	0
2009*	10.000000	13.364881	33.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.967868	7.937157	-11.49%	0
2010	8.053108	8.967868	11.36%	0
2009	6.043471	8.053108	33.25%	0
2008*	10.000000	6.043471	-39.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.593726	11.954676	-18.08%	0
2010	14.083780	14.593726	3.62%	0
2009	11.108282	14.083780	26.79%	0
2008	21.197999	11.108282	-47.60%	0
2007	21.092723	21.197999	0.50%	0
2006	17.596261	21.092723	19.87%	0
2005	16.080201	17.596261	9.43%	0
2004	13.692716	16.080201	17.44%	0
2003*	10.000000	13.692716	36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954267	8.490151	-5.18%	0
2010	7.938320	8.954267	12.80%	0
2009	6.264075	7.938320	26.73%	0
2008*	10.000000	6.264075	-37.36%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349387	9.517361	-8.04%	0
2010*	10.000000	10.349387	3.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.501362	8.886056	-6.48%	0
2010	7.672185	9.501362	23.84%	0
2009	6.180550	7.672185	24.13%	0
2008*	10.000000	6.180550	-38.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
2009	6.651221	8.473892	27.40%	0
2008*	10.000000	6.651221	-33.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.786269	5.613917	-2.98%	0
2010	4.723365	5.786269	22.50%	0
2009	3.794911	4.723365	24.47%	0
2008	7.253569	3.794911	-47.68%	0
2007	6.769080	7.253569	7.16%	0
2006	6.716194	6.769080	0.79%	0
2005	6.362514	6.716194	5.56%	0
2004	5.744875	6.362514	10.75%	0
2003	4.381569	5.744875	31.11%	0
2002	6.726308	4.381569	-34.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.150860	16.826320	-7.30%	0
2010	14.681321	18.150860	23.63%	0
2009	11.911955	14.681321	23.25%	0
2008	17.980292	11.911955	-33.75%	0
2007	19.779220	17.980292	-9.10%	0
2006	17.267657	19.779220	14.54%	0
2005	17.154808	17.267657	0.66%	0
2004	14.976760	17.154808	14.54%	0
2003	9.777540	14.976760	53.18%	0
2002	13.747558	9.777540	-28.88%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.716237	12.649892	-7.77%	0
2010	11.208133	13.716237	22.38%	0
2009	8.520932	11.208133	31.54%	0
2008	14.117960	8.520932	-39.64%	0
2007	14.157788	14.117960	-0.28%	0
2006	12.939833	14.157788	9.41%	0
2005	11.797148	12.939833	9.69%	0
2004	10.150131	11.797148	16.23%	0
2003	7.370966	10.150131	37.70%	0
2002	9.130869	7.370966	-19.27%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.753240	8.593159	-1.83%	0
2010	7.901068	8.753240	10.79%	0
2009	6.416688	7.901068	23.13%	0
2008	11.243898	6.416688	-42.93%	0
2007	10.645051	11.243898	5.63%	0
2006	9.593135	10.645051	10.97%	0
2005	9.142914	9.593135	4.92%	0
2004	8.531017	9.142914	7.17%	0
2003	6.851145	8.531017	24.52%	0
2002	8.489471	6.851145	-19.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.025690	9.387043	4.00%	0
2010	7.099743	9.025690	27.13%	0
2009	5.557199	7.099743	27.76%	0
2008*	10.000000	5.557199	-44.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
2009*	10.000000	12.829265	28.29%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.545282	7.196969	-4.62%	0
2010	6.674060	7.545282	13.05%	0
2009	5.316780	6.674060	25.53%	0
2008	8.641691	5.316780	-38.48%	0
2007	9.051473	8.641691	-4.53%	0
2006	7.996733	9.051473	13.19%	0
2005	7.855009	7.996733	1.80%	0
2004	6.845985	7.855009	14.74%	0
2003	5.333933	6.845985	28.35%	0
2002	7.297305	5.333933	-26.91%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.703386	9.503329	-2.06%	0
2010	9.438083	9.703386	2.81%	0
2009	8.528554	9.438083	10.66%	0
2008	10.088638	8.528554	-15.46%	0
2007	9.862159	10.088638	2.30%	0
2006	9.691599	9.862159	1.76%	0
2005	9.782990	9.691599	-0.93%	0
2004	9.940968	9.782990	-1.59%	0
2003*	10.000000	9.940968	-0.59%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926195	10.556781	-3.38%	0
2010	9.354373	10.926195	16.80%	0
2009	7.803826	9.354373	19.87%	0
2008	13.204161	7.803826	-40.90%	0
2007	13.454464	13.204161	-1.86%	0
2006	13.089943	13.454464	2.78%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.420640	11.755683	-5.35%	0
2010	10.353070	12.420640	19.97%	0
2009	8.067051	10.353070	28.34%	0
2008	13.642711	8.067051	-40.87%	0
2007	12.984274	13.642711	5.07%	0
2006	11.693516	12.984274	11.04%	0
2005	11.205685	11.693516	4.35%	0
2004*	10.000000	11.205685	12.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.652986	7.387631	-3.47%	0
2010	7.162522	7.652986	6.85%	0
2009	5.075378	7.162522	41.12%	0
2008	9.540588	5.075378	-46.80%	0
2007	8.560216	9.540588	11.45%	0
2006	8.120254	8.560216	5.42%	0
2005	7.911700	8.120254	2.64%	0
2004	7.576537	7.911700	4.42%	0
2003	5.925190	7.576537	27.87%	0
2002	8.296362	5.925190	-28.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.766611	17.706712	-10.42%	0
2010	17.453709	19.766611	13.25%	0
2009	12.794666	17.453709	36.41%	0
2008	21.909611	12.794666	-41.60%	0
2007	21.102399	21.909611	3.83%	0
2006	18.360965	21.102399	14.93%	0
2005	16.443768	18.360965	11.66%	0
2004	14.127467	16.443768	16.40%	0
2003*	10.000000	14.127467	41.27%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054622	10.795855	-10.44%	0
2010	10.644974	12.054622	13.24%	0
2009	7.799256	10.644974	36.49%	0
2008	13.354182	7.799256	-41.60%	0
2007	12.864419	13.354182	3.81%	0
2006	11.192856	12.864419	14.93%	0
2005	10.026745	11.192856	11.63%	0
2004	8.616696	10.026745	16.36%	0
2003	6.169578	8.616696	39.66%	0
2002	8.114391	6.169578	-23.97%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.716635	2.603078	-4.18%	0
2010	2.425752	2.716635	11.99%	0
2009	1.959797	2.425752	23.78%	0
2008	9.508614	1.959797	-79.39%	0
2007*	10.000000	9.508614	-4.91%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.910002	2.775359	-4.63%	0
2010	2.595532	2.910002	12.12%	0
2009	2.120995	2.595532	22.37%	0
2008	10.184946	2.120995	-79.18%	0
2007	10.442033	10.184946	-2.46%	0
2006*	10.000000	10.442033	4.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.331634	8.135059	-2.36%	0
2010	7.348306	8.331634	13.38%	0
2009	5.865960	7.348306	25.27%	0
2008	9.763419	5.865960	-39.92%	0
2007	9.576043	9.763419	1.96%	0
2006	8.524930	9.576043	12.33%	0
2005	8.237190	8.524930	3.49%	0
2004	7.706387	8.237190	6.89%	0
2003	6.227682	7.706387	23.74%	0
2002	7.854137	6.227682	-20.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.393796	8.970498	-4.51%	0
2010	7.795102	9.393796	20.51%	0
2009	5.818513	7.795102	33.97%	0
2008	9.584717	5.818513	-39.29%	0
2007	9.936910	9.584717	-3.54%	0
2006*	10.000000	9.936910	-0.63%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.740964	4.680501	-1.28%	0
2010	3.808825	4.740964	24.47%	0
2009	2.941370	3.808825	29.49%	0
2008	5.914359	2.941370	-50.27%	0
2007	5.696738	5.914359	3.82%	0
2006	5.666015	5.696738	0.54%	0
2005	5.165208	5.666015	9.70%	0
2004	4.416101	5.165208	16.96%	0
2003	3.600785	4.416101	22.64%	0
2002	5.106824	3.600785	-29.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
2009*	10.000000	10.872327	8.72%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.049733	13.140439	9.05%	0
2010	11.413884	12.049733	5.57%	0
2009	9.876563	11.413884	15.57%	0
2008	10.878399	9.876563	-9.21%	0
2007	10.069641	10.878399	8.03%	0
2006*	10.000000	10.069641	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168655	13.323599	1.18%	0
2010	12.473543	13.168655	5.57%	0
2009	11.202231	12.473543	11.35%	0
2008	10.951742	11.202231	2.29%	0
2007	10.314928	10.951742	6.17%	0
2006*	10.000000	10.314928	3.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.933340	-0.67%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.048115	10.341617	-14.16%	0
2010	9.493415	12.048115	26.91%	0
2009	6.151367	9.493415	54.33%	0
2008	11.104898	6.151367	-44.61%	0
2007	10.938569	11.104898	1.52%	0
2006*	10.000000	10.938569	9.39%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.331124	8.744640	-6.29%	0
2010	8.537067	9.331124	9.30%	0
2009	7.377915	8.537067	15.71%	0
2008	12.075951	7.377915	-38.90%	0
2007	13.139431	12.075951	-8.09%	0
2006	11.093556	13.139431	18.44%	0
2005	10.625998	11.093556	4.40%	0
2004	9.614772	10.625998	10.52%	0
2003	7.964737	9.614772	20.72%	0
2002	10.150664	7.964737	-21.53%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.187630	9.220703	-9.49%	0
2010	9.073614	10.187630	12.28%	0
2009	7.419163	9.073614	22.30%	0
2008	12.299265	7.419163	-39.68%	0
2007	12.341798	12.299265	-0.34%	0
2006	10.920607	12.341798	13.01%	0
2005	10.473787	10.920607	4.27%	0
2004	9.584229	10.473787	9.28%	0
2003	7.822004	9.584229	22.53%	0
2002	10.172629	7.822004	-23.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453898	10.785461	3.17%	0
2010	9.991546	10.453898	4.63%	0
2009	9.331893	9.991546	7.07%	0
2008	10.642560	9.331893	-12.32%	0
2007	10.336374	10.642560	2.96%	0
2006*	10.000000	10.336374	3.36%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.429368	24.489383	4.52%	0
2010	21.862467	23.429368	7.17%	0
2009	17.194089	21.862467	27.15%	0
2008	20.709644	17.194089	-16.98%	0
2007	19.910144	20.709644	4.02%	0
2006	18.399449	19.910144	8.21%	0
2005	16.784659	18.399449	9.62%	0
2004	15.617128	16.784659	7.48%	0
2003	12.507520	15.617128	24.86%	0
2002	11.727023	12.507520	6.66%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.323688	11.591899	-5.94%	0
2010	11.941311	12.323688	3.20%	0
2009	9.227135	11.941311	29.42%	0
2008	17.064993	9.227135	-45.93%	0
2007	15.252481	17.064993	11.88%	0
2006	12.481373	15.252481	22.20%	0
2005	11.507166	12.481373	8.47%	0
2004	10.038449	11.507166	14.63%	0
2003	8.067811	10.038449	24.43%	0
2002*	10.000000	8.067811	-19.32%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.789157	14.350727	-27.48%	0
2010	15.976616	19.789157	23.86%	0
2009	7.674623	15.976616	108.17%	0
2008	22.316926	7.674623	-65.61%	0
2007	16.609059	22.316926	34.37%	0
2006	12.192435	16.609059	36.22%	0
2005	9.458423	12.192435	28.91%	0
2004	7.693914	9.458423	22.93%	0
2003	5.109807	7.693914	50.57%	0
2002	5.389321	5.109807	-5.19%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.061236	32.685234	-18.41%	0
2010	31.743877	40.061236	26.20%	0
2009	20.635410	31.743877	53.83%	0
2008	39.226806	20.635410	-47.39%	0
2007	27.639443	39.226806	41.92%	0
2006	22.734460	27.639443	21.58%	0
2005	15.348524	22.734460	48.12%	0
2004	12.652194	15.348524	21.31%	0
2003	8.948634	12.652194	41.39%	0
2002	9.431352	8.948634	-5.12%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608559	9.652426	-9.01%	0
2010	9.669974	10.608559	9.71%	0
2009	7.793629	9.669974	24.08%	0
2008	12.845907	7.793629	-39.33%	0
2007	11.965856	12.845907	7.35%	0
2006	10.778386	11.965856	11.02%	0
2005	10.149298	10.778386	6.20%	0
2004	9.477423	10.149298	7.09%	0
2003	7.190699	9.477423	31.80%	0
2002	9.619117	7.190699	-25.25%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.086009	14.986577	-6.83%	0
2010	12.993930	16.086009	23.80%	0
2009*	10.000000	12.993930	29.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.265146	14.506628	-10.81%	0
2010	13.164361	16.265146	23.55%	0
2009	9.454876	13.164361	39.23%	0
2008	15.077839	9.454876	-37.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.678486	12.737840	9.07%	0
2010	11.382890	11.678486	2.60%	0
2009	10.581877	11.382890	7.57%	0
2008	11.017114	10.581877	-3.95%	0
2007	10.310617	11.017114	6.85%	0
2006	10.398399	10.310617	-0.84%	0
2005	10.489471	10.398399	-0.87%	0
2004	10.157199	10.489471	3.27%	0
2003*	10.000000	10.157199	1.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.204101	8.256817	0.64%	0
2010	7.363924	8.204101	11.41%	0
2009	6.388857	7.363924	15.26%	0
2008	10.007549	6.388857	-36.16%	0
2007	10.261944	10.007549	-2.48%	0
2006	8.979194	10.261944	14.29%	0
2005	8.792164	8.979194	2.13%	0
2004	7.972455	8.792164	10.28%	0
2003	6.314735	7.972455	26.25%	0
2002	8.024694	6.314735	-21.31%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.472549	6.415112	-14.15%	0
2010	6.757778	7.472549	10.58%	0
2009	5.176200	6.757778	30.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.404442	11.054067	-3.07%	0
2010	9.798139	11.404442	16.39%	0
2009	7.725629	9.798139	26.83%	0
2008	10.463533	7.725629	-26.17%	0
2007	10.975322	10.463533	-4.66%	0
2006*	10.000000	10.975322	9.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.757568	15.536169	-1.41%	0
2010	14.234110	15.757568	10.70%	0
2009	12.167297	14.234110	16.99%	0
2008	17.025936	12.167297	-28.54%	0
2007	18.392029	17.025936	-7.43%	0
2006	15.880613	18.392029	15.81%	0
2005	15.490196	15.880613	2.52%	0
2004	13.881342	15.490196	11.59%	0
2003	11.028599	13.881342	25.87%	0
2002	12.932209	11.028599	-14.72%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.831700	13.576358	-1.85%	0
2010	11.262678	13.831700	22.81%	0
2009	9.229802	11.262678	22.03%	0
2008	13.689034	9.229802	-32.58%	0
2007	14.120064	13.689034	-3.05%	0
2006	12.644168	14.120064	11.67%	0
2005	12.080299	12.644168	4.67%	0
2004	10.154841	12.080299	18.96%	0
2003	7.551312	10.154841	34.48%	0
2002*	10.000000	7.551312	-24.49%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.239837	6.145272	-1.52%	0
2010	5.568169	6.239837	12.06%	0
2009	4.265298	5.568169	30.55%	0
2008	6.664689	4.265298	-36.00%	0
2007	6.336173	6.664689	5.18%	0
2006	5.944596	6.336173	6.59%	0
2005	5.877830	5.944596	1.14%	0
2004	5.670198	5.877830	3.66%	0
2003	4.610579	5.670198	22.98%	0
2002	6.648678	4.610579	-30.65%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.964451	7.919674	-0.56%	0
2010	7.105758	7.964451	12.08%	0
2009	5.762871	7.105758	23.30%	0
2008	9.393958	5.762871	-38.65%	0
2007	9.145601	9.393958	2.72%	0
2006	8.112547	9.145601	12.73%	0
2005	7.938978	8.112547	2.19%	0
2004	7.351863	7.938978	7.99%	0
2003	5.868053	7.351863	25.29%	0
2002	7.744438	5.868053	-24.23%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.523816	10.133509	6.40%	0
2010	8.461695	9.523816	12.55%	0
2009	7.073937	8.461695	19.62%	0
2008	10.288511	7.073937	-31.24%	0
2007	9.840986	10.288511	4.55%	0
2006	8.655977	9.840986	13.69%	0
2005	8.496247	8.655977	1.88%	0
2004	8.286969	8.496247	2.53%	0
2003	7.007185	8.286969	18.26%	0
2002	8.620573	7.007185	-18.72%	0

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.186660	11.287542	-20.44%	0
2010	13.915300	14.186660	1.95%	0
2009	10.885799	13.915300	27.83%	0
2008	17.795478	10.885799	-38.83%	0
2007	17.508259	17.795478	1.64%	0
2006	14.631179	17.508259	19.66%	0
2005	13.396995	14.631179	9.21%	0
2004	11.436400	13.396995	17.14%	0
2003	8.593191	11.436400	33.09%	0
2002	10.031243	8.593191	-14.34%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.217728	8.591984	-15.91%	0
2010	7.982242	10.217728	28.01%	0
2009	6.489021	7.982242	23.01%	0
2008	10.654214	6.489021	-39.09%	0
2007	12.275424	10.654214	-13.21%	0
2006	12.119579	12.275424	1.29%	0
2005	11.735886	12.119579	3.27%	0
2004	10.799675	11.735886	8.67%	0
2003	8.402237	10.799675	28.53%	0
2002	10.644833	8.402237	-21.07%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.691894	14.666128	-0.18%	0
2010	13.873250	14.691894	5.90%	0
2009	11.802415	13.873250	17.55%	0
2008	13.043229	11.802415	-9.51%	0
2007	12.682887	13.043229	2.84%	0
2006	12.475631	12.682887	1.66%	0
2005	12.617862	12.475631	-1.13%	0
2004	12.476492	12.617862	1.13%	0
2003	12.215805	12.476492	2.13%	0
2002	11.450466	12.215805	6.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.786339	10.498112	-2.67%	0
2010	9.802833	10.786339	10.03%	0
2009	8.089903	9.802833	21.17%	0
2008	11.063337	8.089903	-26.88%	0
2007	10.434691	11.063337	6.02%	0
2006*	10.000000	10.434691	4.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.369326	10.007139	-3.49%	0
2010	9.277040	10.369326	11.77%	0
2009	7.381128	9.277040	25.69%	0
2008	11.239575	7.381128	-34.33%	0
2007	10.454528	11.239575	7.51%	0
2006*	10.000000	10.454528	4.55%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.975348	9.473894	-5.03%	0
2010	8.810741	9.975348	13.22%	0
2009	6.869912	8.810741	28.25%	0
2008	11.367516	6.869912	-39.57%	0
2007	10.474525	11.367516	8.53%	0
2006*	10.000000	10.474525	4.75%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.730423	11.147521	-4.97%	0
2010	10.262791	11.730423	14.30%	0
2009	7.750833	10.262791	32.41%	44
2008	13.839411	7.750833	-43.99%	0
2007	12.068543	13.839411	14.67%	0
2006	11.080287	12.068543	8.92%	0
2005	9.715084	11.080287	14.05%	0
2004	8.630103	9.715084	12.57%	0
2003	6.888902	8.630103	25.28%	0
2002	7.792914	6.888902	-11.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.859796	9.123183	-7.47%	0
2010	8.477929	9.859796	16.30%	0
2009	5.886190	8.477929	44.03%	0
2008	13.228130	5.886190	-55.50%	0
2007	9.307139	13.228130	42.13%	0
2006*	10.000000	9.307139	-6.93%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.852111	10.683132	-1.56%	0
2010	9.661076	10.852111	12.33%	0
2009	7.612543	9.661076	26.91%	0
2008	13.614090	7.612543	-44.08%	0
2007	13.755727	13.614090	-1.03%	0
2006	11.736316	13.755727	17.21%	0
2005	11.369410	11.736316	3.23%	0
2004	10.458473	11.369410	8.71%	0
2003	8.228682	10.458473	27.10%	0
2002	10.157909	8.228682	-18.99%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.956080	6.937538	-0.27%	0
2010	5.763611	6.956080	20.69%	0
2009	4.052513	5.763611	42.22%	0
2008	9.240229	4.052513	-56.14%	0
2007	7.695417	9.240229	20.07%	0
2006	7.487253	7.695417	2.78%	0
2005	7.046363	7.487253	6.26%	0
2004	6.743547	7.046363	4.49%	0
2003	5.328641	6.743547	26.55%	0
2002	6.992348	5.328641	-23.79%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.338755	6.195667	-2.26%	0
2010	5.235077	6.338755	21.08%	0
2009	4.185642	5.235077	25.07%	0
2008	8.128071	4.185642	-48.50%	0
2007	6.564934	8.128071	23.81%	0
2006	6.301719	6.564934	4.18%	0
2005	6.109604	6.301719	3.14%	0
2004	6.062008	6.109604	0.79%	0
2003	4.677524	6.062008	29.60%	0
2002	6.866341	4.677524	-31.88%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.973294	11.131075	1.44%	0
2010	9.880670	10.973294	11.06%	0
2009	7.041162	9.880670	40.33%	0
2008	9.627393	7.041162	-26.86%	0
2007	9.610112	9.627393	0.18%	0
2006	8.855830	9.610112	8.52%	0
2005	8.849692	8.855830	0.07%	0
2004	8.283036	8.849692	6.84%	0
2003	6.683879	8.283036	23.93%	0
2002	6.609095	6.683879	1.13%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.098400	11.265485	1.51%	0
2010	10.004362	11.098400	10.94%	0
2009	7.121545	10.004362	40.48%	0
2008	9.726263	7.121545	-26.78%	0
2007*	10.000000	9.726263	-2.74%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.818195	12.366895	4.64%	0
2010	11.245189	11.818195	5.10%	0
2009	9.960448	11.245189	12.90%	0
2008	10.558595	9.960448	-5.67%	0
2007	10.382384	10.558595	1.70%	0
2006	10.198448	10.382384	1.80%	0
2005	10.235614	10.198448	-0.36%	0
2004	10.053100	10.235614	1.82%	0
2003*	10.000000	10.053100	0.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.174354	9.737727	-12.86%	0
2010	8.895540	11.174354	25.62%	0
2009	6.509445	8.895540	36.66%	0
2008	11.026093	6.509445	-40.96%	0
2007	9.783530	11.026093	12.70%	0
2006*	10.000000	9.783530	-2.16%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.719496	7.044235	-19.21%	0
2010	7.906443	8.719496	10.28%	0
2009	6.407026	7.906443	23.40%	0
2008	11.694938	6.407026	-45.22%	0
2007	10.224714	11.694938	14.38%	0
2006	8.881457	10.224714	15.12%	0
2005	7.648150	8.881457	16.13%	0
2004	6.904847	7.648150	10.76%	0
2003	4.940077	6.904847	39.77%	0
2002	6.354429	4.940077	-22.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.548102	10.935309	-19.29%	0
2010	12.282915	13.548102	10.30%	0
2009	9.949383	12.282915	23.45%	0
2008	18.165107	9.949383	-45.23%	0
2007	15.878983	18.165107	14.40%	0
2006	13.792574	15.878983	15.13%	0
2005	11.882005	13.792574	16.08%	0
2004	10.726400	11.882005	10.77%	0
2003	7.671655	10.726400	39.82%	0
2002*	10.000000	7.671655	-23.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.380096	11.903918	-11.03%	0
2010	10.840862	13.380096	23.42%	0
2009	7.056969	10.840862	53.62%	0
2008	14.810392	7.056969	-52.35%	0
2007	14.371820	14.810392	3.05%	0
2006	12.671724	14.371820	13.42%	0
2005	12.659004	12.671724	0.10%	0
2004	11.378628	12.659004	11.25%	0
2003	7.388252	11.378628	54.01%	0
2002*	10.000000	7.388252	-26.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.904920	9.304096	-6.07%	0
2010	7.914565	9.904920	25.15%	0
2009	6.278636	7.914565	26.06%	0
2008	9.604478	6.278636	-34.63%	0
2007	10.081968	9.604478	-4.74%	0
2006*	10.000000	10.081968	0.82%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.873176	9.750729	-17.88%	0
2010	10.351823	11.873176	14.70%	0
2009	6.143755	10.351823	68.49%	0
2008	13.301249	6.143755	-53.81%	0
2007	10.590740	13.301249	25.59%	0
2006*	10.000000	10.590740	5.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.060126	12.289758	-12.59%	0
2010	13.255616	14.060126	6.07%	0
2009	9.888869	13.255616	34.05%	0
2008	16.953885	9.888869	-41.67%	0
2007	15.004060	16.953885	13.00%	0
2006	12.631213	15.004060	18.79%	0
2005	11.713722	12.631213	7.83%	0
2004	10.096197	11.713722	16.02%	0
2003	7.803882	10.096197	29.37%	0
2002*	10.000000	7.803882	-21.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.007769	8.724791	-12.82%	0
2010	9.458484	10.007769	5.81%	0
2009	7.063581	9.458484	33.90%	0
2008	12.142070	7.063581	-41.83%	0
2007	10.777524	12.142070	12.66%	0
2006*	10.000000	10.777524	7.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.065631	14.582847	-3.20%	0
2010	13.495342	15.065631	11.64%	0
2009	11.650131	13.495342	15.84%	0
2008	11.239015	11.650131	3.66%	0
2007	10.372479	11.239015	8.35%	0
2006*	10.000000	10.372479	3.72%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.729172	7.995032	-17.82%	0
2010	8.616351	9.729172	12.92%	0
2009	7.373466	8.616351	16.86%	0
2008	12.262030	7.373466	-39.87%	0
2007	11.539860	12.262030	6.26%	0
2006*	10.000000	11.539860	15.40%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.947489	8.355291	-6.62%	0
2010	7.382597	8.947489	21.20%	0
2009	5.254242	7.382597	40.51%	0
2008	8.967744	5.254242	-41.41%	0
2007	10.259625	8.967744	-12.59%	0
2006*	10.000000	10.259625	2.60%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.648094	10.461044	-1.76%	0
2010	9.867564	10.648094	7.91%	0
2009	8.047641	9.867564	22.61%	0
2008	11.326570	8.047641	-28.95%	0
2007	10.945707	11.326570	3.48%	0
2006*	10.000000	10.945707	9.46%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089962	9.420189	-6.64%	0
2010	8.864958	10.089962	13.82%	0
2009	6.828806	8.864958	29.82%	0
2008	11.363793	6.828806	-39.91%	0
2007	11.325883	11.363793	0.33%	0
2006*	10.000000	11.325883	13.26%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.597217	13.266775	-2.43%	0
2010	12.068987	13.597217	12.66%	0
2009	7.157952	12.068987	68.61%	0
2008	10.474307	7.157952	-31.66%	0
2007	10.515012	10.474307	-0.39%	0
2006*	10.000000	10.515012	5.15%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.540540	11.676022	-6.89%	0
2010	10.541640	12.540540	18.96%	0
2009	6.926602	10.541640	52.19%	0
2008	11.556380	6.926602	-40.06%	0
2007	10.741022	11.556380	7.59%	0
2006*	10.000000	10.741022	7.41%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.980055	10.816665	-9.71%	0
2010	10.419812	11.980055	14.97%	0
2009	7.417653	10.419812	40.47%	0
2008	10.624585	7.417653	-30.18%	0
2007	10.688549	10.624585	-0.60%	0
2006*	10.000000	10.688549	6.89%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.149140	8.755013	-4.31%	0
2010	7.205269	9.149140	26.98%	0
2009	5.460592	7.205269	31.95%	0
2008	10.601950	5.460592	-48.49%	0
2007	10.287575	10.601950	3.06%	0
2006*	10.000000	10.287575	2.88%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.959721	8.367184	-6.61%	0
2010	7.869711	8.959721	13.85%	0
2009	6.049750	7.869711	30.08%	0
2008	9.850435	6.049750	-38.58%	0
2007	10.759101	9.850435	-8.45%	0
2006*	10.000000	10.759101	7.59%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.294763	8.887233	-13.67%	0
2010*	10.000000	10.294763	2.95%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.917210	11.624426	-2.46%	0
2010	11.145105	11.917210	6.93%	0
2009	8.900509	11.145105	25.22%	0
2008	13.054683	8.900509	-31.82%	0
2007	12.373166	13.054683	5.51%	0
2006	10.862242	12.373166	13.91%	0
2005	10.567185	10.862242	2.79%	0
2004	9.935862	10.567185	6.35%	0
2003	8.181925	9.935862	21.44%	0
2002	9.930882	8.181925	-17.61%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332788	10.483652	1.46%	0
2010	10.054570	10.332788	2.77%	0
2009	8.068748	10.054570	24.61%	0
2008	11.582268	8.068748	-30.34%	0
2007	10.610712	11.582268	9.16%	0
2006*	10.000000	10.610712	6.11%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.291497	8.478598	-8.75%	0
2010	8.100965	9.291497	14.70%	0
2009	6.310662	8.100965	28.37%	0
2008	11.681918	6.310662	-45.98%	0
2007	12.672839	11.681918	-7.82%	0
2006*	10.000000	12.672839	26.73%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.909314	15.391502	-8.98%	0
2010	15.350200	16.909314	10.16%	0
2009	11.629166	15.350200	32.00%	0
2008	19.986121	11.629166	-41.81%	0
2007	17.852402	19.986121	11.95%	0
2006	14.263033	17.852402	25.17%	0
2005	12.391145	14.263033	15.11%	0
2004	10.238001	12.391145	21.03%	0
2003	8.127526	10.238001	25.97%	0
2002*	10.000000	8.127526	-18.72%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.057841	-9.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.335585	18.418093	-9.43%	0
2010	19.172027	20.335585	6.07%	0
2009*	10.000000	19.172027	22.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.553824	7.769354	-9.17%	0
2010	8.230746	8.553824	3.93%	0
2009	5.775477	8.230746	42.51%	0
2008	10.626417	5.775477	-45.65%	0
2007	7.969439	10.626417	33.34%	0
2006	7.482729	7.969439	6.50%	0
2005	6.810930	7.482729	9.86%	0
2004	5.915457	6.810930	15.14%	0
2003	5.040861	5.915457	17.35%	0
2002	6.143541	5.040861	-17.95%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.406180	3.928276	-10.85%	0
2010	3.629049	4.406180	21.41%	0
2009	2.369881	3.629049	53.13%	0
2008	4.334094	2.369881	-45.32%	0
2007	3.649383	4.334094	18.76%	0
2006	3.467458	3.649383	5.25%	0
2005	3.184614	3.467458	8.88%	0
2004	3.244554	3.184614	-1.85%	0
2003	2.269481	3.244554	42.96%	0
2002	3.936867	2.269481	-42.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.253061	10.072958	-33.96%	0
2010	12.500384	15.253061	22.02%	0
2009	7.152243	12.500384	74.78%	0
2008	15.341277	7.152243	-53.38%	0
2007	12.279774	15.341277	24.93%	0
2006	8.579948	12.279774	43.12%	0
2005	6.662236	8.579948	28.78%	0
2004	5.751283	6.662236	15.84%	0
2003	4.379992	5.751283	31.31%	0
2002	6.044928	4.379992	-27.54%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.341827	13.303671	-0.29%	0
2010	11.072596	13.341827	20.49%	0
2009	8.954323	11.072596	23.66%	0
2008	13.736567	8.954323	-34.81%	0
2007	13.739103	13.736567	-0.02%	0
2006	12.047181	13.739103	14.04%	0
2005	11.301365	12.047181	6.60%	0
2004*	10.000000	11.301365	13.01%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.322742	11.971492	-2.85%	0
2010	11.352239	12.322742	8.55%	0
2009	9.498793	11.352239	19.51%	0
2008	14.470962	9.498793	-34.36%	0
2007	13.782151	14.470962	5.00%	0
2006	11.717300	13.782151	17.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.577950	5.406758	-3.07%	0
2010	4.792539	5.577950	16.39%	0
2009	3.678961	4.792539	30.27%	0
2008	6.150111	3.678961	-40.18%	0
2007	5.271787	6.150111	16.66%	0
2006	5.087297	5.271787	3.63%	0
2005	4.893893	5.087297	3.95%	0
2004	4.636063	4.893893	5.56%	0
2003	3.578377	4.636063	29.56%	0
2002	5.143941	3.578377	-30.44%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.690618	13.449094	-1.76%	0
2010	12.362525	13.690618	10.74%	0
2009*	10.000000	12.362525	23.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.343240	14.534306	1.33%	0
2010	12.987386	14.343240	10.44%	0
2009	9.114099	12.987386	42.50%	0
2008	12.968114	9.114099	-29.72%	0
2007	12.884834	12.968114	0.65%	0
2006	11.935199	12.884834	7.96%	0
2005	11.943568	11.935199	-0.07%	0
2004	11.114956	11.943568	7.45%	0
2003	9.313744	11.114956	19.34%	0
2002	9.244593	9.313744	0.75%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.457517	12.622188	1.32%	0
2010	11.279336	12.457517	10.45%	0
2009	7.911027	11.279336	42.58%	0
2008	11.273300	7.911027	-29.83%	0
2007	11.197258	11.273300	0.68%	0
2006	10.372432	11.197258	7.95%	0
2005*	10.000000	10.372432	3.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.588767	7.408969	-13.74%	0
2010	7.611833	8.588767	12.83%	0
2009	5.098702	7.611833	49.29%	0
2008*	10.000000	5.098702	-49.01%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.412709	8.895100	-5.50%	0
2010	7.803758	9.412709	20.62%	0
2009	6.078756	7.803758	28.38%	0
2008*	10.000000	6.078756	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.855838	11.294826	4.04%	0
2010	10.389603	10.855838	4.49%	0
2009	9.785442	10.389603	6.17%	0
2008*	10.000000	9.785442	-2.15%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.047750	17.461891	-24.24%	0
2010	20.325988	23.047750	13.39%	0
2009	12.751903	20.325988	59.40%	0
2008	30.935743	12.751903	-58.78%	0
2007	21.775028	30.935743	42.07%	0
2006	16.317327	21.775028	33.45%	0
2005	12.603584	16.317327	29.47%	0
2004	10.694877	12.603584	17.85%	0
2003	6.630188	10.694877	61.31%	0
2002	8.013930	6.630188	-17.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.870776	19.596288	-24.25%	0
2010	22.807983	25.870776	13.43%	0
2009	14.294095	22.807983	59.56%	0
2008	34.732787	14.294095	-58.85%	0
2007	24.452850	34.732787	42.04%	0
2006	18.333827	24.452850	33.38%	0
2005	14.159261	18.333827	29.48%	0
2004	12.013648	14.159261	17.86%	0
2003	7.449736	12.013648	61.26%	0
2002*	10.000000	7.449736	-25.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.389712	15.064355	4.69%	0
2010	14.070686	14.389712	2.27%	0
2009	14.039207	14.070686	0.22%	0
2008	13.353517	14.039207	5.13%	0
2007	12.769517	13.353517	4.57%	0
2006	12.659640	12.769517	0.87%	0
2005	12.560166	12.659640	0.79%	0
2004	12.462463	12.560166	0.78%	0
2003	12.518543	12.462463	-0.45%	0
2002	11.556910	12.518543	8.32%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.554087	9.295268	-11.93%	0
2010	9.544765	10.554087	10.57%	0
2009	7.538785	9.544765	26.61%	0
2008	14.319755	7.538785	-47.35%	0
2007	11.540830	14.319755	24.08%	0
2006	8.892339	11.540830	29.78%	0
2005	6.996610	8.892339	27.09%	0
2004	6.277561	6.996610	11.45%	0
2003	4.742390	6.277561	32.37%	0
2002	6.402544	4.742390	-25.93%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.132902	15.089471	-11.93%	0
2010	15.497293	17.132902	10.55%	0
2009	12.245083	15.497293	26.56%	0
2008	23.251991	12.245083	-47.34%	0
2007	18.739211	23.251991	24.08%	0
2006	14.440324	18.739211	29.77%	0
2005	11.364890	14.440324	27.06%	0
2004	10.182761	11.364890	11.61%	0
2003	7.709045	10.182761	32.09%	0
2002*	10.000000	7.709045	-22.91%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411894	11.638283	-6.23%	0
2010	11.093930	12.411894	11.88%	0
2009	8.935727	11.093930	24.15%	0
2008	14.497137	8.935727	-38.36%	0
2007	14.020227	14.497137	3.40%	0
2006	12.290743	14.020227	14.07%	0
2005	11.666718	12.290743	5.35%	0
2004	10.483124	11.666718	11.29%	0
2003	8.145007	10.483124	28.71%	0
2002*	10.000000	8.145007	-18.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.462444	11.515908	0.47%	0
2010	11.090715	11.462444	3.35%	0
2009	10.417058	11.090715	6.47%	0
2008	11.357289	10.417058	-8.28%	0
2007	11.043803	11.357289	2.84%	0
2006	10.657666	11.043803	3.62%	0
2005	10.569491	10.657666	0.83%	0
2004	10.347959	10.569491	2.14%	0
2003	9.825513	10.347959	5.32%	0
2002*	10.000000	9.825513	-1.74%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.169890	11.873625	-2.43%	0
2010	11.242051	12.169890	8.25%	0
2009	9.668385	11.242051	16.28%	0
2008	12.898212	9.668385	-25.04%	0
2007	12.509154	12.898212	3.11%	0
2006	11.509236	12.509154	8.69%	0
2005	11.193233	11.509236	2.82%	0
2004	10.470005	11.193233	6.91%	0
2003	8.935577	10.470005	17.17%	0
2002*	10.000000	8.935577	-10.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445307	11.888871	-4.47%	3,325
2010	11.300752	12.445307	10.13%	3,325
2009	9.308142	11.300752	21.41%	3,325
2008	13.901105	9.308142	-33.04%	0
2007	13.419470	13.901105	3.59%	0
2006	12.003160	13.419470	11.80%	0
2005	11.485200	12.003160	4.51%	0
2004	10.498029	11.485200	9.40%	0
2003	8.493057	10.498029	23.61%	0
2002*	10.000000	8.493057	-15.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.977909	11.932222	-0.38%	0
2010	11.309175	11.977909	5.91%	0
2009	10.114447	11.309175	11.81%	0
2008	12.198449	10.114447	-17.08%	0
2007	11.808155	12.198449	3.31%	0
2006	11.157886	11.808155	5.83%	0
2005	10.940679	11.157886	1.99%	0
2004	10.460793	10.940679	4.59%	0
2003	9.426591	10.460793	10.97%	0
2002*	10.000000	9.426591	-5.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.645513	13.021180	-4.58%	37
2010	12.850065	13.645513	6.19%	37
2009*	10.000000	12.850065	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.407509	15.607001	-4.88%	0
2010	13.320387	16.407509	23.18%	0
2009	9.979803	13.320387	33.47%	0
2008	16.094252	9.979803	-37.99%	0
2007	15.333063	16.094252	4.96%	0
2006	14.295375	15.333063	7.26%	0
2005	13.065042	14.295375	9.42%	0
2004	11.566587	13.065042	12.96%	0
2003	8.800981	11.566587	31.42%	0
2002	10.647064	8.800981	-17.34%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.912974	9.675717	-2.39%	0
2010	10.156721	9.912974	-2.40%	0
2009	10.402109	10.156721	-2.36%	0
2008	10.443421	10.402109	-0.40%	0
2007	10.212209	10.443421	2.26%	0
2006	10.009188	10.212209	2.03%	0
2005	9.988145	10.009188	0.21%	0
2004	10.151390	9.988145	-1.61%	0
2003	10.336347	10.151390	-1.79%	0
2002	10.463756	10.336347	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.866750	14.285700	3.02%	0
2010	12.847408	13.866750	7.93%	0
2009	10.583025	12.847408	21.40%	0
2008	13.110274	10.583025	-19.28%	0
2007	12.840528	13.110274	2.10%	0
2006	12.548275	12.840528	2.33%	0
2005	12.581693	12.548275	-0.27%	0
2004	12.100413	12.581693	3.98%	0
2003	11.058066	12.100413	9.43%	0
2002	10.568241	11.058066	4.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.883459	13.172602	-11.50%	0
2010	13.360312	14.883459	11.40%	0
2009*	10.000000	13.360312	33.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.955635	7.922283	-11.54%	0
2010	8.046239	8.955635	11.30%	0
2009	6.041399	8.046239	33.19%	0
2008*	10.000000	6.041399	-39.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.536516	11.901709	-18.13%	0
2010	14.035746	14.536516	3.57%	0
2009	11.076069	14.035746	26.72%	0
2008	21.147391	11.076069	-47.62%	0
2007	21.053208	21.147391	0.45%	0
2006	17.572265	21.053208	19.81%	0
2005	16.066476	17.572265	9.37%	0
2004	13.688032	16.066476	17.38%	0
2003*	10.000000	13.688032	36.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.942039	8.474222	-5.23%	0
2010	7.931540	8.942039	12.74%	0
2009	6.261926	7.931540	26.66%	0
2008*	10.000000	6.261926	-37.38%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.345841	9.509241	-8.09%	0
2010*	10.000000	10.345841	3.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.488384	8.869385	-6.52%	0
2010	7.665624	9.488384	23.78%	0
2009	6.178425	7.665624	24.07%	0
2008*	10.000000	6.178425	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.753897	5.579661	-3.03%	0
2010	4.699354	5.753897	22.44%	0
2009	3.777556	4.699354	24.40%	0
2008	7.224106	3.777556	-47.71%	0
2007	6.745057	7.224106	7.10%	0
2006	6.695785	6.745057	0.74%	0
2005	6.346423	6.695785	5.50%	0
2004	5.733278	6.346423	10.69%	0
2003	4.374956	5.733278	31.05%	0
2002	6.719609	4.374956	-34.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.049426	16.723729	-7.34%	27
2010	14.606750	18.049426	23.57%	27
2009	11.857520	14.606750	23.19%	27
2008	17.907314	11.857520	-33.78%	0
2007	19.709092	17.907314	-9.14%	0
2006	17.215222	19.709092	14.49%	0
2005	17.111430	17.215222	0.61%	0
2004	14.946527	17.111430	14.48%	0
2003	9.762798	14.946527	53.10%	0
2002	13.733887	9.762798	-28.91%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.639554	12.572731	-7.82%	0
2010	11.151179	13.639554	22.31%	0
2009	8.481978	11.151179	31.47%	0
2008	14.060634	8.481978	-39.68%	0
2007	14.107565	14.060634	-0.33%	0
2006	12.900521	14.107565	9.36%	0
2005	11.767300	12.900521	9.63%	0
2004	10.129639	11.767300	16.17%	0
2003	7.359850	10.129639	37.63%	0
2002	9.121780	7.359850	-19.32%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.704321	8.540769	-1.88%	0
2010	7.860922	8.704321	10.73%	0
2009	6.387350	7.860922	23.07%	0
2008	11.198242	6.387350	-42.96%	0
2007	10.607285	11.198242	5.57%	0
2006	9.563993	10.607285	10.91%	0
2005	9.119789	9.563993	4.87%	0
2004	8.513795	9.119789	7.12%	0
2003	6.840823	8.513795	24.46%	0
2002	8.481026	6.840823	-19.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.013347	9.369419	3.95%	76
2010	7.093657	9.013347	27.06%	76
2009	5.555281	7.093657	27.69%	76
2008*	10.000000	5.555281	-44.45%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.503065	7.153040	-4.67%	0
2010	6.640118	7.503065	13.00%	0
2009	5.292456	6.640118	25.46%	0
2008	8.606575	5.292456	-38.51%	0
2007	9.019347	8.606575	-4.58%	0
2006	7.972419	9.019347	13.13%	0
2005	7.835119	7.972419	1.75%	0
2004	6.832137	7.835119	14.68%	0
2003	5.325875	6.832137	28.28%	0
2002	7.290029	5.325875	-26.94%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665353	9.461262	-2.11%	0
2010	9.405900	9.665353	2.76%	0
2009	8.503830	9.405900	10.61%	0
2008	10.064547	8.503830	-15.51%	0
2007	9.843687	10.064547	2.24%	0
2006	9.678381	9.843687	1.71%	0
2005	9.774634	9.678381	-0.98%	0
2004	9.937559	9.774634	-1.64%	0
2003*	10.000000	9.937559	-0.62%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.877784	10.504637	-3.43%	0
2010	9.317683	10.877784	16.74%	0
2009	7.777212	9.317683	19.81%	0
2008	13.165890	7.777212	-40.93%	0
2007	13.422380	13.165890	-1.91%	0
2006	13.065402	13.422380	2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.378324	11.709639	-5.40%	0
2010	10.323069	12.378324	19.91%	0
2009	8.047798	10.323069	28.27%	0
2008	13.617155	8.047798	-40.90%	0
2007	12.966630	13.617155	5.02%	0
2006	11.683597	12.966630	10.98%	0
2005	11.201903	11.683597	4.30%	0
2004*	10.000000	11.201903	12.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.610161	7.342537	-3.52%	0
2010	7.126105	7.610161	6.79%	0
2009	5.052157	7.126105	41.05%	0
2008	9.501823	5.052157	-46.83%	0
2007	8.529834	9.501823	11.40%	0
2006	8.095563	8.529834	5.36%	0
2005	7.891667	8.095563	2.58%	0
2004	7.561233	7.891667	4.37%	0
2003	5.916245	7.561233	27.80%	0
2002	8.288106	5.916245	-28.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.689131	17.628282	-10.47%	0
2010	17.394189	19.689131	13.19%	0
2009	12.757565	17.394189	36.34%	0
2008	21.857306	12.757565	-41.63%	0
2007	21.062862	21.857306	3.77%	0
2006	18.335929	21.062862	14.87%	0
2005	16.429740	18.335929	11.60%	0
2004	14.122638	16.429740	16.34%	0
2003*	10.000000	14.122638	41.23%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.988965	10.731554	-10.49%	44
2010	10.592415	11.988965	13.18%	44
2009	7.764722	10.592415	36.42%	44
2008	13.301878	7.764722	-41.63%	0
2007	12.820628	13.301878	3.75%	0
2006	11.160451	12.820628	14.88%	0
2005	10.002822	11.160451	11.57%	0
2004	8.600537	10.002822	16.30%	0
2003	6.161154	8.600537	39.59%	0
2002	8.107471	6.161154	-24.01%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.711498	2.596830	-4.23%	0
2010	2.422415	2.711498	11.93%	0
2009	1.958121	2.422415	23.71%	0
2008	9.505361	1.958121	-79.40%	0
2007*	10.000000	9.505361	-4.95%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.903059	2.767317	-4.68%	0
2010	2.590657	2.903059	12.06%	0
2009	2.118094	2.590657	22.31%	0
2008	10.176259	2.118094	-79.19%	0
2007	10.438491	10.176259	-2.51%	0
2006*	10.000000	10.438491	4.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.285035	8.085435	-2.41%	0
2010	7.310954	8.285035	13.32%	0
2009	5.839133	7.310954	25.21%	0
2008	9.723758	5.839133	-39.95%	0
2007	9.542058	9.723758	1.90%	0
2006	8.499012	9.542058	12.27%	0
2005	8.216343	8.499012	3.44%	0
2004	7.690823	8.216343	6.83%	0
2003	6.218284	7.690823	23.68%	0
2002	7.846313	6.218284	-20.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.371310	8.944451	-4.55%	0
2010	7.780427	9.371310	20.45%	0
2009	5.810554	7.780427	33.90%	0
2008	9.576524	5.810554	-39.33%	0
2007	9.933533	9.576524	-3.59%	0
2006*	10.000000	9.940286	-0.60%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.714446	4.651943	-1.33%	0
2010	3.789460	4.714446	24.41%	0
2009	2.927908	3.789460	29.43%	0
2008	5.890326	2.927908	-50.29%	0
2007	5.676511	5.890326	3.77%	0
2006	5.648793	5.676511	0.49%	0
2005	5.152134	5.648793	9.64%	0
2004	4.407179	5.152134	16.90%	0
2003	3.595351	4.407179	22.58%	0
2002	5.101730	3.595351	-29.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.021460	13.102906	9.00%	0
2010	11.392935	12.021460	5.52%	0
2009	9.863487	11.392935	15.51%	0
2008	10.869562	9.863487	-9.26%	0
2007	10.066645	10.869562	7.98%	0
2006*	10.000000	10.066645	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.137760	13.285547	1.12%	0
2010	12.450653	13.137760	5.52%	0
2009	11.187403	12.450653	11.29%	0
2008	10.942850	11.187403	2.23%	0
2007	10.311861	10.942850	6.12%	0
2006*	10.000000	10.311861	3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.929965	-0.70%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.019979	10.312199	-14.21%	0
2010	9.476097	12.019979	26.85%	0
2009	6.143289	9.476097	54.25%	0
2008	11.096013	6.143289	-44.64%	0
2007	10.935455	11.096013	1.47%	0
2006*	10.000000	10.935455	9.35%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287626	8.699430	-6.33%	0
2010	8.501618	9.287626	9.25%	0
2009	7.351048	8.501618	15.65%	0
2008	12.038178	7.351048	-38.94%	0
2007	13.105080	12.038178	-8.14%	0
2006	11.070200	13.105080	18.38%	0
2005	10.609037	11.070200	4.35%	0
2004	9.604341	10.609037	10.46%	0
2003	7.960156	9.604341	20.66%	0
2002	10.150023	7.960156	-21.57%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140109	9.173002	-9.54%	0
2010	9.035911	10.140109	12.22%	0
2009	7.392122	9.035911	22.24%	0
2008	12.260729	7.392122	-39.71%	0
2007	12.309469	12.260729	-0.40%	0
2006	10.897560	12.309469	12.96%	0
2005	10.457033	10.897560	4.21%	0
2004	9.566782	10.457033	9.31%	0
2003	7.817492	9.573802	22.47%	0
2002	10.171988	7.817492	-23.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.428913	10.754206	3.12%	0
2010	9.972774	10.428913	4.57%	0
2009	9.319133	9.972774	7.01%	0
2008	10.633466	9.319133	-12.36%	0
2007	10.332867	10.633466	2.91%	0
2006*	10.000000	10.332867	3.33%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.298503	24.340165	4.47%	0
2010	21.751497	23.298503	7.11%	0
2009	17.115568	21.751497	27.09%	0
2008	20.625632	17.115568	-17.02%	0
2007	19.839588	20.625632	3.96%	0
2006	18.343605	19.839588	8.16%	0
2005	16.742259	18.343605	9.56%	0
2004	15.585652	16.742259	7.42%	0
2003	12.488695	15.585652	24.80%	0
2002	11.715373	12.488695	6.60%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.269107	11.534666	-5.99%	0
2010	11.894510	12.269107	3.15%	0
2009	9.195679	11.894510	29.35%	0
2008	17.015555	9.195679	-45.96%	0
2007	15.216122	17.015555	11.83%	0
2006	12.457976	15.216122	22.14%	0
2005	11.491461	12.457976	8.41%	0
2004	10.029876	11.491461	14.57%	0
2003	8.065042	10.029876	24.36%	0
2002*	10.000000	8.065042	-19.35%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.678518	14.263181	-27.52%	0
2010	15.895416	19.678518	23.80%	0
2009	7.639516	15.895416	108.07%	0
2008	22.226289	7.639516	-65.63%	0
2007	16.550119	22.226289	34.30%	0
2006	12.155365	16.550119	36.15%	0
2005	9.434479	12.155365	28.84%	0
2004	7.678378	9.434479	22.87%	0
2003	5.102097	7.678378	50.49%	0
2002	5.383953	5.102097	-5.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.837409	32.485980	-18.45%	0
2010	31.582671	39.837409	26.14%	0
2009	20.541133	31.582671	53.75%	0
2008	39.067641	20.541133	-47.42%	0
2007	27.541470	39.067641	41.85%	0
2006	22.665434	27.541470	21.51%	0
2005	15.309715	22.665434	48.05%	0
2004	12.626672	15.309715	21.25%	0
2003	8.935157	12.626672	41.31%	0
2002	9.421979	8.935157	-5.17%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.550742	9.594910	-9.06%	0
2010	9.622203	10.550742	9.65%	0
2009	7.759095	9.622203	24.01%	0
2008	12.795564	7.759095	-39.36%	0
2007	11.925100	12.795564	7.30%	0
2006	10.747162	11.925100	10.96%	0
2005	10.125056	10.747162	6.14%	0
2004	9.459625	10.125056	7.03%	0
2003	7.180864	9.459625	31.73%	0
2002	9.610903	7.180864	-25.28%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.072287	14.966140	-6.88%	0
2010	12.989487	16.072287	23.73%	0
2009*	10.000000	12.989487	29.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.193076	14.434956	-10.86%	0
2010	13.112740	16.193076	23.49%	0
2009	9.422629	13.112740	39.16%	0
2008	15.034136	9.422629	-37.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.632661	12.681381	9.02%	0
2010	11.344046	11.632661	2.54%	0
2009	10.551173	11.344046	7.51%	0
2008	10.990776	10.551173	-4.00%	0
2007	10.291271	10.990776	6.80%	0
2006	10.384193	10.291271	-0.89%	0
2005	10.480495	10.384193	-0.92%	0
2004	10.153708	10.480495	3.22%	0
2003*	10.000000	10.153708	1.54%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.158262	8.206481	0.59%	0
2010	7.326529	8.158262	11.35%	0
2009	6.359671	7.326529	15.20%	0
2008	9.966954	6.359671	-36.19%	0
2007	10.225577	9.966954	-2.53%	0
2006	8.951939	10.225577	14.23%	0
2005	8.769957	8.951939	2.08%	0
2004	7.956386	8.769957	10.23%	0
2003	6.305225	7.956386	26.19%	0
2002	8.016711	6.305225	-21.35%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.430735	6.375951	-14.19%	0
2010	6.723416	7.430735	10.52%	0
2009	5.152522	6.723416	30.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.377164	11.021987	-3.12%	0
2010	9.779712	11.377164	16.33%	0
2009	7.715056	9.779712	26.76%	0
2008	10.454598	7.715056	-26.20%	0
2007	10.971599	10.454598	-4.71%	0
2006*	10.000000	10.971599	9.72%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.669471	15.441405	-1.46%	0
2010	14.161782	15.669471	10.65%	0
2009	12.111679	14.161782	16.93%	0
2008	16.956826	12.111679	-28.57%	0
2007	18.326825	16.956826	-7.48%	0
2006	15.832394	18.326825	15.76%	0
2005	15.451045	15.832394	2.47%	0
2004	13.853343	15.451045	11.53%	0
2003	11.011986	13.853343	25.80%	0
2002	12.919351	11.011986	-14.76%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.770387	13.509263	-1.90%	0
2010	11.218487	13.770387	22.75%	0
2009	9.198286	11.218487	21.96%	0
2008	13.649305	9.198286	-32.61%	0
2007	14.086346	13.649305	-3.10%	0
2006	12.620426	14.086346	11.62%	0
2005	12.063779	12.620426	4.61%	0
2004	10.146157	12.063779	18.90%	0
2003	7.548712	10.146157	34.41%	0
2002*	10.000000	7.548712	-24.51%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.204950	6.107799	-1.57%	0
2010	5.539874	6.204950	12.01%	0
2009	4.245790	5.539874	30.48%	0
2008	6.637616	4.245790	-36.03%	0
2007	6.313682	6.637616	5.13%	0
2006	5.926521	6.313682	6.53%	0
2005	5.862953	5.926521	1.08%	0
2004	5.658741	5.862953	3.61%	0
2003	4.603615	5.658741	22.92%	0
2002	6.642052	4.603615	-30.69%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.919912	7.871344	-0.61%	0
2010	7.069643	7.919912	12.03%	0
2009	5.736519	7.069643	23.24%	0
2008	9.355820	5.736519	-38.69%	0
2007	9.113165	9.355820	2.66%	0
2006	8.087911	9.113165	12.68%	0
2005	7.918907	8.087911	2.13%	0
2004	7.337030	7.918907	7.93%	0
2003	5.859215	7.337030	25.22%	0
2002	7.736742	5.859215	-24.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.470558	10.071707	6.35%	0
2010	8.418678	9.470558	12.49%	0
2009	7.041589	8.418678	19.56%	0
2008	10.246731	7.041589	-31.28%	0
2007	9.806078	10.246731	4.49%	0
2006	8.629682	9.806078	13.63%	0
2005	8.474757	8.629682	1.83%	0
2004	8.270247	8.474757	2.47%	0
2003	6.996621	8.270247	18.20%	0
2002	8.611999	6.996621	-18.76%	0

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.120484	11.229132	-20.48%	0
2010	13.857477	14.120484	1.90%	0
2009	10.846122	13.857477	27.76%	0
2008	17.739720	10.846122	-38.86%	0
2007	17.462387	17.739720	1.59%	0
2006	14.600308	17.462387	19.60%	0
2005	13.375560	14.600308	9.16%	0
2004	11.423943	13.375560	17.08%	0
2003	8.588233	11.423943	33.02%	0
2002	10.030610	8.588233	-14.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170060	8.547520	-15.95%	0
2010	7.949073	10.170060	27.94%	0
2009	6.465365	7.949073	22.95%	0
2008	10.620845	6.465365	-39.13%	0
2007	12.243289	10.620845	-13.25%	0
2006	12.094028	12.243289	1.23%	0
2005	11.717119	12.094028	3.22%	0
2004	10.787935	11.717119	8.61%	0
2003	8.397391	10.787935	28.47%	0
2002	10.644163	8.397391	-21.11%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.609778	14.576702	-0.23%	0
2010	13.802780	14.609778	5.85%	0
2009	11.748476	13.802780	17.49%	0
2008	12.990270	11.748476	-9.56%	0
2007	12.637897	12.990270	2.79%	0
2006	12.437731	12.637897	1.61%	0
2005	12.585955	12.437731	-1.18%	0
2004	12.451334	12.585955	1.08%	0
2003	12.197409	12.451334	2.08%	0
2002	11.439082	12.197409	6.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760558	10.467667	-2.72%	0
2010	9.784398	10.760558	9.98%	0
2009	8.078837	9.784398	21.11%	0
2008	11.053884	8.078837	-26.91%	0
2007	10.431153	11.053884	5.97%	0
2006*	10.000000	10.431153	4.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.344533	9.978119	-3.54%	0
2010	9.259603	10.344533	11.72%	0
2009	7.371024	9.259603	25.62%	0
2008	11.229959	7.371024	-34.36%	0
2007	10.450973	11.229959	7.45%	0
2006*	10.000000	10.450973	4.51%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.951501	9.446408	-5.08%	0
2010	8.794175	9.951501	13.16%	0
2009	6.860521	8.794175	28.19%	0
2008	11.357798	6.860521	-39.60%	0
2007	10.470966	11.357798	8.47%	0
2006*	10.000000	10.470966	4.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.664789	11.079466	-5.02%	0
2010	10.210600	11.664789	14.24%	0
2009	7.715368	10.210600	32.34%	0
2008	13.783183	7.715368	-44.02%	0
2007	12.025687	13.783183	14.61%	0
2006	11.046593	12.025687	8.86%	0
2005	9.690489	11.046593	13.99%	0
2004	8.612665	9.690489	12.51%	0
2003	6.878504	8.612665	25.21%	0
2002	7.785144	6.878504	-11.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.836214	9.096716	-7.52%	0
2010	8.461974	9.836214	16.24%	0
2009	5.878131	8.461974	43.96%	0
2008	13.216821	5.878131	-55.53%	0
2007	9.303976	13.216821	42.06%	0
2006*	10.000000	9.303976	-6.96%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
2009	7.577717	9.611951	26.84%	0
2008	13.558792	7.577717	-44.11%	0
2007	13.706918	13.558792	-1.08%	0
2006	11.700648	13.706918	17.15%	0
2005	11.340659	11.700648	3.17%	0
2004	10.437374	11.340659	8.65%	0
2003	8.216273	10.437374	27.03%	0
2002	10.147800	8.216273	-19.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.917142	6.895175	-0.32%	0
2010	5.734280	6.917142	20.63%	0
2009	4.033962	5.734280	42.15%	0
2008	9.202676	4.033962	-56.17%	0
2007	7.668098	9.202676	20.01%	0
2006	7.464486	7.668098	2.73%	0
2005	7.028524	7.464486	6.20%	0
2004	6.729925	7.028524	4.44%	0
2003	5.320604	6.729925	26.49%	0
2002	6.985392	5.320604	-23.83%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
2009	4.166481	5.208459	25.01%	0
2008	8.095031	4.166481	-48.53%	0
2007	6.541620	8.095031	23.75%	0
2006	6.282553	6.541620	4.12%	0
2005	6.094135	6.282553	3.09%	0
2004	6.049763	6.094135	0.73%	0
2003	4.670462	6.049763	29.53%	0
2002	6.859489	4.670462	-31.91%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
2009	7.008949	9.830427	40.26%	0
2008	9.588277	7.008949	-26.90%	0
2007	9.575997	9.588277	0.13%	0
2006	8.828895	9.575997	8.46%	0
2005	8.827289	8.828895	0.02%	0
2004	8.266300	8.827289	6.79%	0
2003	6.673792	8.266300	23.86%	0
2002	6.602512	6.673792	1.08%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077574	11.238600	1.45%	0
2010	9.990696	11.077574	10.88%	0
2009	7.115455	9.990696	40.41%	0
2008	9.722930	7.115455	-26.82%	0
2007*	10.000000	9.722930	-2.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.771843	12.312098	4.59%	0
2010	11.206840	11.771843	5.04%	0
2009	9.931561	11.206840	12.84%	0
2008	10.533366	9.931561	-5.71%	0
2007	10.362903	10.533366	1.64%	0
2006	10.184508	10.362903	1.75%	0
2005	10.226848	10.184508	-0.41%	0
2004	10.049647	10.226848	1.76%	0
2003*	10.000000	10.049647	0.50%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.147665	9.709503	-12.90%	0
2010	8.878831	11.147665	25.55%	0
2009	6.500549	8.878831	36.59%	0
2008	11.016678	6.500549	-40.99%	0
2007	9.780205	11.016678	12.64%	0
2006*	10.000000	9.780205	-2.20%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
2009	6.377731	7.866268	23.34%	0
2008	11.647449	6.377731	-45.24%	0
2007	10.188449	11.647449	14.32%	0
2006	8.854476	10.188449	15.07%	0
2005	7.628811	8.854476	16.07%	0
2004	6.890913	7.628811	10.71%	0
2003	4.932622	6.890913	39.70%	0
2002	6.348100	4.932622	-22.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.488064	10.881259	-19.33%	0
2010	12.234744	13.488064	10.24%	0
2009	9.915450	12.234744	23.39%	0
2008	18.112460	9.915450	-45.26%	0
2007	15.841121	18.112460	14.34%	0
2006	13.766718	15.841121	15.07%	0
2005	11.865777	13.766718	16.02%	0
2004	10.717238	11.865777	10.72%	0
2003	7.669015	10.717238	39.75%	0
2002*	10.000000	7.669015	-23.31%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.320707	11.845024	-11.08%	0
2010	10.798270	13.320707	23.36%	0
2009	7.032864	10.798270	53.54%	0
2008	14.767405	7.032864	-52.38%	0
2007	14.337490	14.767405	3.00%	0
2006	12.647917	14.337490	13.36%	0
2005	12.641681	12.647917	0.05%	0
2004	11.368890	12.641681	11.20%	0
2003	7.385709	11.368890	53.93%	0
2002*	10.000000	7.385709	-26.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.881255	9.277123	-6.11%	0
2010	7.899695	9.881255	25.08%	0
2009	6.270060	7.899695	25.99%	0
2008	9.596273	6.270060	-34.66%	0
2007	10.078547	9.596273	-4.79%	0
2006*	10.000000	10.078547	0.79%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.844789	9.722431	-17.92%	0
2010	10.332360	11.844789	14.64%	0
2009	6.135344	10.332360	68.41%	0
2008	13.289885	6.135344	-53.83%	0
2007	10.587142	13.289885	25.53%	0
2006*	10.000000	10.587142	5.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.997798	12.229014	-12.64%	0
2010	13.203615	13.997798	6.01%	0
2009	9.855132	13.203615	33.98%	0
2008	16.904708	9.855132	-41.70%	0
2007	14.968253	16.904708	12.94%	0
2006	12.607510	14.968253	18.72%	0
2005	11.697712	12.607510	7.78%	0
2004	10.087568	11.697712	15.96%	0
2003	7.801203	10.087568	29.31%	0
2002*	10.000000	7.801203	-21.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983848	8.699474	-12.86%	0
2010	9.440723	9.983848	5.75%	0
2009	7.053928	9.440723	33.84%	0
2008	12.131702	7.053928	-41.86%	0
2007	10.773865	12.131702	12.60%	0
2006*	10.000000	10.773865	7.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.029624	14.540559	-3.25%	0
2010	13.469973	15.029624	11.58%	0
2009	11.634193	13.469973	15.78%	0
2008	11.229401	11.634193	3.60%	0
2007	10.368961	11.229401	8.30%	0
2006*	10.000000	10.368961	3.69%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.706440	7.972263	-17.87%	0
2010	8.600619	9.706440	12.86%	0
2009	7.363780	8.600619	16.80%	0
2008	12.252223	7.363780	-39.90%	0
2007	11.536579	12.252223	6.20%	0
2006*	10.000000	11.536579	15.37%	0

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.926564	8.331494	-6.67%	0
2010	7.369106	8.926564	21.13%	0
2009	5.247328	7.369106	40.44%	0
2008	8.960541	5.247328	-41.44%	0
2007	10.256699	8.960541	-12.64%	0
2006*	10.000000	10.256699	2.57%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.623215	10.431266	-1.81%	0
2010	9.849554	10.623215	7.85%	0
2009	8.037069	9.849554	22.55%	0
2008	11.317504	8.037069	-28.99%	0
2007	10.942587	11.317504	3.43%	0
2006*	10.000000	10.942587	9.43%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.066389	9.393380	-6.69%	0
2010	8.848785	10.066389	13.76%	0
2009	6.819837	8.848785	29.75%	0
2008	11.354706	6.819837	-39.94%	0
2007	11.322655	11.354706	0.28%	0
2006*	10.000000	11.322655	13.23%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.565481	13.229055	-2.48%	0
2010	12.046972	13.565481	12.60%	0
2009	7.148552	12.046972	68.52%	0
2008	10.465916	7.148552	-31.70%	0
2007	10.512008	10.465916	-0.44%	0
2006*	10.000000	10.512008	5.12%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.511275	11.642817	-6.94%	0
2010	10.522418	12.511275	18.90%	0
2009	6.917503	10.522418	52.11%	0
2008	11.547131	6.917503	-40.09%	0
2007	10.737961	11.547131	7.54%	0
2006*	10.000000	10.737961	7.38%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.952057	10.785866	-9.76%	0
2010	10.400785	11.952057	14.91%	0
2009	7.407905	10.400785	40.40%	0
2008	10.616071	7.407905	-30.22%	0
2007	10.685498	10.616071	-0.65%	0
2006*	10.000000	10.685498	6.85%	0

Guggenheim SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.127763	8.730098	-4.36%	0
2010	7.192118	9.127763	26.91%	0
2009	5.453417	7.192118	31.88%	0
2008	10.593470	5.453417	-48.52%	0
2007	10.284645	10.593470	3.00%	0
2006*	10.000000	10.284645	2.85%	0
Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.938830	8.343408	-6.66%	0
2010	7.855375	8.938830	13.79%	0
2009	6.041823	7.855375	30.02%	0
2008	9.842572	6.041823	-38.62%	0
2007	10.756046	9.842572	-8.49%	0
2006*	10.000000	10.756046	7.56%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293896	8.881931	-13.72%	0
2010*	10.000000	10.293896	2.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.861569	11.564226	-2.51%	0
2010	11.098763	11.861569	6.87%	0
2009	8.868049	11.098763	25.15%	0
2008	13.013751	8.868049	-31.86%	0
2007	12.340730	13.013751	5.45%	0
2007	10.550269	10.839303	2.74%	0
2006	10.839303	12.340730	13.85%	0
2004	9.925048	10.550269	6.30%	0
2003	8.177199	9.925048	21.37%	0
2002	9.930253	8.177199	-17.65%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.308677	10.453838	1.41%	0
2010	10.036238	10.308677	2.71%	0
2009	8.058166	10.036238	24.55%	0
2008	11.573011	8.058166	-30.37%	0
2007	10.607687	11.573011	9.10%	0
2006*	10.000000	10.607687	6.08%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.269800	8.454476	-8.80%	0
2010	8.086185	9.269800	14.64%	0
2009	6.302371	8.086185	28.30%	0
2008	11.672575	6.302371	-46.01%	0
2007	12.669232	11.672575	-7.87%	0
2006*	10.000000	12.669232	26.69%	0

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.834383	15.315465	-9.02%	0
2010	15.290000	16.834383	10.10%	0
2009	11.589492	15.290000	31.93%	0
2008	19.928167	11.589492	-41.84%	0
2007	17.809802	19.928167	11.89%	0
2006	14.236264	17.809802	25.10%	0
2005	12.374202	14.236264	15.05%	0
2004	10.229239	12.374202	20.97%	0
2003	8.124730	10.229239	25.90%	0
2002*	10.000000	8.124730	-18.75%	0
Invesco - Invesco Van Kampen V.I. Equity and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.054712	-9.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.231768	18.314691	-9.48%	0
2010	19.083914	20.231768	6.01%	0
2009	15.644544	19.083914	21.98%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.506060	7.722029	-9.22%	0
2010	8.188967	8.506060	3.87%	0
2009	5.749099	8.188967	42.44%	0
2008	10.583327	5.749099	-45.68%	0
2007	7.941207	10.583327	33.27%	0
2006	7.460044	7.941207	6.45%	0
2005	6.793747	7.460044	9.81%	0
2004	5.903562	6.793747	15.08%	0
2003	5.033303	5.903562	17.29%	0
2002	6.137475	5.033303	-17.99%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.381577	3.904349	-10.89%	0
2010	3.610620	4.381577	21.35%	0
2009	2.359059	3.610620	53.05%	0
2008	4.316508	2.359059	-45.35%	0
2007	3.636444	4.316508	18.70%	0
2006	3.456924	3.636444	5.19%	0
2005	3.176568	3.456924	8.83%	0
2004	3.238028	3.176568	-1.90%	0
2003	2.266074	3.238028	42.89%	0
2002	3.932974	2.266074	-42.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.167834	10.011536	-33.99%	0
2010	12.436899	15.167834	21.96%	0
2009	7.119566	12.436899	74.69%	0
2008	15.279037	7.119566	-53.40%	0
2007	12.236253	15.279037	24.87%	0
2006	8.553915	12.236253	43.05%	0
2005	6.645414	8.553915	28.72%	0
2004	5.739703	6.645414	15.78%	0
2003	4.373412	5.739703	31.24%	0
2002	6.038949	4.373412	-27.58%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.296372	13.251572	-0.34%	0
2010	11.040521	13.296372	20.43%	0
2009	8.932958	11.040521	23.59%	0
2008	13.710842	8.932958	-34.85%	0
2007	13.720440	13.710842	-0.07%	0
2006	12.036948	13.720440	13.99%	0
2005	11.297537	12.036948	6.54%	0
2004*	10.000000	11.297537	12.98%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.268118	11.912330	-2.90%	0
2010	11.307707	12.268118	8.49%	0
2009	9.466378	11.307707	19.45%	0
2008	14.428999	9.466378	-34.39%	0
2007	13.749274	14.428999	4.94%	0
2006	11.695325	13.749274	17.56%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.546739	5.373762	-3.12%	0
2010	4.768169	5.546739	16.33%	0
2009	3.662128	4.768169	30.20%	0
2008	6.125125	3.662128	-40.21%	0
2007	5.253074	6.125125	16.60%	0
2006	5.071828	5.253074	3.57%	0
2005	4.881515	5.071828	3.90%	0
2004	4.626703	4.881515	5.51%	0
2003	3.572971	4.626703	29.49%	0
2002	5.138809	3.572971	-30.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.678929	13.430751	-1.81%	0
2010	12.358293	13.678929	10.69%	0
2009*	10.000000	12.358293	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	0
2006*	10.000000	10.665256	6.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
2007	10.195307	11.127375	9.14%	0
2006*	10.000000	10.195307	1.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.263086	14.445691	1.28%	0
2010	12.921435	14.263086	10.38%	0
2009	9.072465	12.921435	42.42%	0
2008	12.915490	9.072465	-29.76%	0
2007	12.839170	12.915490	0.59%	0
2006	11.898963	12.839170	7.90%	0
2005	11.913388	11.898963	-0.12%	0
2004	11.092544	11.913388	7.40%	0
2003	9.299722	11.092544	19.28%	0
2002	9.235409	9.299722	0.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.421391	12.579155	1.27%	0
2010	11.252388	12.421391	10.39%	0
2009	7.896161	11.252388	42.50%	0
2008	11.257892	7.896161	-29.86%	0
2007	11.187725	11.257892	0.63%	0
2006	10.368901	11.187725	7.90%	0
2005*	10.000000	10.368901	3.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.577036	7.395062	-13.78%	0
2010	7.605323	8.577036	12.78%	0
2009	5.096951	7.605323	49.21%	0
2008*	10.000000	5.096951	-49.03%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
2009	9.782101	10.380729	6.12%	0
2008*	10.000000	9.782101	-2.18%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.926980	17.361485	-24.27%	0
2010	20.229830	22.926980	13.33%	0
2009	12.698079	20.229830	59.31%	0
2008	30.821025	12.698079	-58.80%	0
2007	21.705445	30.821025	42.00%	0
2006	16.273485	21.705445	33.38%	0
2005	12.576146	16.273485	29.40%	0
2004	10.677068	12.576146	17.79%	0
2003	6.622531	10.677068	61.22%	0
2002	8.008785	6.622531	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.756165	19.499481	-24.29%	0
2010	22.718562	25.756165	13.37%	0
2009	14.245346	22.718562	59.48%	0
2008	34.632156	14.245346	-58.87%	0
2007	24.394545	34.632156	41.97%	0
2006	18.299455	24.394545	33.31%	0
2005	14.139930	18.299455	29.42%	0
2004	12.003396	14.139930	17.80%	0
2003	7.447184	12.003396	61.18%	0
2002*	10.000000	7.447184	-25.53%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.309264	14.972476	4.63%	0
2010	13.999188	14.309264	2.21%	0
2009	13.975031	13.999188	0.17%	0
2008	13.299290	13.975031	5.08%	0
2007	12.724225	13.299290	4.52%	0
2006	12.621196	12.724225	0.82%	0
2005	12.528413	12.621196	0.74%	0
2004	12.437327	12.528413	0.73%	0
2003	12.499700	12.437327	-0.50%	0
2002	11.545436	12.499700	8.27%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.498791	9.241835	-11.97%	0
2010	9.499625	10.498791	10.52%	0
2009	7.506972	9.499625	26.54%	0
2008	14.266675	7.506972	-47.38%	0
2007	11.503980	14.266675	24.02%	0
2006	8.868478	11.503980	29.72%	0
2005	6.981397	8.868478	27.03%	0
2004	6.267122	6.981397	11.40%	0
2003	4.736927	6.267122	32.30%	0
2002	6.398450	4.736927	-25.97%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.056918	15.014863	-11.97%	0
2010	15.436458	17.056918	10.50%	0
2009	12.203281	15.436458	26.49%	0
2008	23.184528	12.203281	-47.36%	0
2007	18.694467	23.184528	24.02%	0
2006	14.413215	18.694467	29.70%	0
2005	11.349344	14.413215	27.00%	0
2004	10.174050	11.349344	11.55%	0
2003	7.706402	10.174050	32.02%	0
2002*	10.000000	7.706402	-22.94%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.355209	11.579204	-6.28%	0
2010	11.048922	12.355209	11.82%	0
2009	8.904038	11.048922	24.09%	0
2008	14.453152	8.904038	-38.39%	0
2007	13.984882	14.453152	3.35%	0
2006	12.266025	13.984882	14.01%	0
2005	11.649202	12.266025	5.29%	0
2004	10.472747	11.649202	11.23%	0
2003	8.141111	10.472747	28.64%	0
2002*	10.000000	8.141111	-18.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.410138	11.457510	0.42%	0
2010	11.045752	11.410138	3.30%	0
2009	10.380144	11.045752	6.41%	0
2008	11.322842	10.380144	-8.33%	0
2007	11.015981	11.322842	2.79%	0
2006	10.636240	11.015981	3.57%	0
2005	10.553629	10.636240	0.78%	0
2004	10.337721	10.553629	2.09%	0
2003	9.820822	10.337721	5.26%	0
2002*	10.000000	9.820822	-1.79%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.114319	11.813368	-2.48%	0
2010	11.196449	12.114319	8.20%	0
2009	9.634100	11.196449	16.22%	0
2008	12.859073	9.634100	-25.08%	0
2007	12.477624	12.859073	3.06%	0
2006	11.486080	12.477624	8.63%	0
2005	11.176426	11.486080	2.77%	0
2004	10.459641	11.176426	6.85%	0
2003	8.931301	10.459641	17.11%	0
2002*	10.000000	8.931301	-10.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.388469	11.828529	-4.52%	0
2010	11.254910	12.388469	10.07%	0
2009	9.275143	11.254910	21.34%	0
2008	13.858927	9.275143	-33.07%	0
2007	13.385654	13.858927	3.54%	0
2006	11.979026	13.385654	11.74%	0
2005	11.467953	11.979026	4.46%	0
2004	10.487635	11.467953	9.35%	0
2003	8.489003	10.487635	23.54%	0
2002*	10.000000	8.489003	-15.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.923220	11.871669	-0.43%	0
2010	11.263309	11.923220	5.86%	0
2009	10.078588	11.263309	11.75%	0
2008	12.161429	10.078588	-17.13%	0
2007	11.778381	12.161429	3.25%	0
2006	11.135439	11.778381	5.77%	0
2005	10.924249	11.135439	1.93%	0
2004	10.450438	10.924249	4.53%	0
2003	9.422084	10.450438	10.91%	0
2002*	10.000000	9.422084	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
2009*	10.000000	12.845678	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.315719	15.511754	-4.93%	0
2010	13.252643	16.315719	23.11%	0
2009	9.934139	13.252643	33.41%	0
2008	16.028857	9.934139	-38.02%	0
2007	15.278637	16.028857	4.91%	0
2006	14.251905	15.278637	7.20%	0
2005	13.031960	14.251905	9.36%	0
2004	11.543218	13.031960	12.90%	0
2003	8.787699	11.543218	31.36%	0
2002	10.636471	8.787699	-17.38%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.857256	9.616413	-2.44%	0
2010	10.104810	9.857256	-2.45%	0
2009	10.354247	10.104810	-2.41%	0
2008	10.400700	10.354247	-0.45%	0
2007	10.175674	10.400700	2.21%	0
2006	9.978479	10.175674	1.98%	0
2005	9.962589	9.978479	0.16%	0
2004	10.130604	9.962589	-1.66%	0
2003	10.320468	10.130604	-1.84%	0
2002	10.453036	10.320468	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.789262	14.198623	2.97%	0
2010	12.782160	13.789262	7.88%	0
2009	10.534677	12.782160	21.33%	0
2008	13.057071	10.534677	-19.32%	0
2007	12.795011	13.057071	2.05%	0
2006	12.510181	12.795011	2.28%	0
2005	12.549903	12.510181	-0.32%	0
2004	12.076034	12.549903	3.92%	0
2003	11.041436	12.076034	9.37%	0
2002	10.557755	11.041436	4.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.870746	13.154619	-11.54%	0
2010	13.355746	14.870746	11.34%	0
2009*	10.000000	13.355746	33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.943386	7.907393	-11.58%	0
2010	8.039347	8.943386	11.25%	0
2009	6.039326	8.039347	33.12%	0
2008*	10.000000	6.039326	-39.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.479515	11.848975	-18.17%	0
2010	13.987862	14.479515	3.51%	0
2009	11.043946	13.987862	26.66%	0
2008	21.096892	11.043946	-47.65%	0
2007	21.013769	21.096892	0.40%	0
2006	17.548315	21.013769	19.75%	0
2005	16.052775	17.548315	9.32%	0
2004	13.683354	16.052775	17.32%	0
2003*	10.000000	13.683354	36.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.929836	8.458331	-5.28%	0
2010	7.924760	8.929836	12.68%	0
2009	6.259781	7.924760	26.60%	0
2008*	10.000000	6.259781	-37.40%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342278	9.501102	-8.13%	0
2010*	10.000000	10.342278	3.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.475430	8.852748	-6.57%	0
2010	7.659081	9.475430	23.71%	0
2009	6.176305	7.659081	24.01%	0
2008*	10.000000	6.176305	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.721695	5.545591	-3.08%	0
2010	4.675441	5.721695	22.38%	0
2009	3.760268	4.675441	24.34%	0
2008	7.194734	3.760268	-47.74%	0
2007	6.721093	7.194734	7.05%	0
2006	6.675420	6.721093	0.68%	0
2005	6.330354	6.675420	5.45%	0
2004	5.721698	6.330354	10.64%	0
2003	4.368354	5.721698	30.98%	0
2002	6.712914	4.368354	-34.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.948479	16.621691	-7.39%	0
2010	14.532485	17.948479	23.51%	0
2009	11.803284	14.532485	23.12%	0
2008	17.834570	11.803284	-33.82%	0
2007	19.639151	17.834570	-9.19%	0
2006	17.162902	19.639151	14.43%	0
2005	17.068141	17.162902	0.56%	0
2004	14.916356	17.068141	14.43%	0
2003	9.748079	14.916356	53.02%	0
2002	13.720222	9.748079	-28.95%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.563245	12.495995	-7.87%	0
2010	11.094460	13.563245	22.25%	0
2009	8.443163	11.094460	31.40%	0
2008	14.003492	8.443163	-39.71%	0
2007	14.057482	14.003492	-0.38%	0
2006	12.861283	14.057482	9.30%	0
2005	11.737508	12.861283	9.57%	0
2004	10.109169	11.737508	16.11%	0
2003	7.348737	10.109169	37.56%	0
2002	9.112687	7.348737	-19.36%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.655607	8.488621	-1.93%	0
2010	7.820939	8.655607	10.67%	0
2009	6.358123	7.820939	23.01%	0
2008	11.152741	6.358123	-42.99%	0
2007	10.569645	11.152741	5.52%	0
2006	9.534909	10.569645	10.85%	0
2005	9.096701	9.534909	4.82%	0
2004	8.496599	9.096701	7.06%	0
2003	6.830502	8.496599	24.39%	0
2002	8.472584	6.830502	-19.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000993	9.351803	3.90%	0
2010	7.087562	9.000993	27.00%	0
2009	5.553369	7.087562	27.63%	0
2008*	10.000000	5.553369	-44.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.461125	7.109425	-4.71%	0
2010	6.606380	7.461125	12.94%	0
2009	5.268259	6.606380	25.40%	0
2008	8.571634	5.268259	-38.54%	0
2007	8.987357	8.571634	-4.63%	0
2006	7.948201	8.987357	13.07%	0
2005	7.815310	7.948201	1.70%	0
2004	6.818353	7.815310	14.62%	0
2003	5.317842	6.818353	28.22%	0
2002	7.282769	5.317842	-26.98%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.627466	9.419346	-2.16%	0
2010	9.373832	9.627466	2.71%	0
2009	8.479179	9.373832	10.55%	0
2008	10.040516	8.479179	-15.55%	0
2007	9.825235	10.040516	2.19%	0
2006	9.665177	9.825235	1.66%	0
2005	9.766286	9.665177	-1.04%	0
2004	9.934163	9.766286	-1.69%	0
2003*	10.000000	9.934163	-0.66%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.829527	10.452677	-3.48%	0
2010	9.281105	10.829527	16.68%	0
2009	7.750659	9.281105	19.75%	0
2008	13.127680	7.750659	-40.96%	0
2007	13.390321	13.127680	-1.96%	0
2006	13.040871	13.390321	2.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
2009	8.028606	10.293172	28.21%	0
2008	13.591660	8.028606	-40.93%	0
2007	12.949020	13.591660	4.96%	0
2006	11.673683	12.949020	10.92%	0
2005	11.198106	11.673683	4.25%	0
2004*	10.000000	11.198106	11.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.567593	7.297730	-3.57%	0
2010	7.089869	7.567593	6.74%	0
2009	5.029045	7.089869	40.98%	0
2008	9.463222	5.029045	-46.86%	0
2007	8.499552	9.463222	11.34%	0
2006	8.070949	8.499552	5.31%	0
2005	7.871690	8.070949	2.53%	0
2004	7.545942	7.871690	4.32%	0
2003	5.907310	7.545942	27.74%	0
2002	8.279841	5.907310	-28.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.611917	17.550162	-10.51%	0
2010	17.334851	19.611917	13.14%	0
2009	12.720561	17.334851	36.27%	0
2008	21.805104	12.720561	-41.66%	0
2007	21.023397	21.805104	3.72%	0
2006	18.310918	21.023397	14.81%	0
2005	16.415707	18.310918	11.55%	0
2004	14.117809	16.415707	16.28%	0
2003*	10.000000	14.117809	41.18%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.923560	10.667549	-10.53%	0
2010	10.540032	11.923560	13.13%	0
2009	7.730286	10.540032	36.35%	0
2008	13.249689	7.730286	-41.66%	0
2007	12.776910	13.249689	3.70%	0
2006	11.128080	12.776910	14.82%	0
2005	9.978911	11.128080	11.52%	0
2004	8.584378	9.978911	16.25%	0
2003	6.152730	8.584378	39.52%	0
2002	8.100548	6.152730	-24.05%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.706387	2.590603	-4.28%	0
2010	2.419100	2.706387	11.88%	0
2009	1.956441	2.419100	23.65%	0
2008	9.502111	1.956441	-79.41%	0
2007*	10.000000	9.502111	-4.98%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.896112	2.759290	-4.72%	0
2010	2.585772	2.896112	12.00%	0
2009	2.115191	2.585772	22.25%	0
2008	10.167548	2.115191	-79.20%	0
2007	10.434930	10.167548	-2.56%	0
2006*	10.000000	10.434930	4.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.238737	8.036132	-2.46%	0
2010	7.273820	8.238737	13.27%	0
2009	5.812440	7.273820	25.14%	0
2008	9.684298	5.812440	-39.98%	0
2007	9.508225	9.684298	1.85%	0
2006	8.473205	9.508225	12.22%	0
2005	8.195575	8.473205	3.39%	0
2004	7.675315	8.195575	6.78%	0
2003	6.208918	7.675315	23.62%	0
2002	7.838507	6.208918	-20.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.348933	8.918536	-4.60%	0
2010	7.765822	9.348933	20.39%	0
2009	5.802609	7.765822	33.83%	0
2008	9.568337	5.802609	-39.36%	0
2007	9.930154	9.568337	-3.64%	0
2006*	10.000000	9.930154	-0.70%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.688056	4.623550	-1.38%	0
2010	3.770180	4.688056	24.35%	0
2009	2.914514	3.770180	29.36%	0
2008	5.866403	2.914514	-50.32%	0
2007	5.656369	5.866403	3.71%	0
2006	5.631618	5.656369	0.44%	0
2005	5.139100	5.631618	9.58%	0
2004	4.398280	5.139100	16.84%	0
2003	3.589929	4.398280	22.52%	0
2002	5.096645	3.589929	-29.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.993246	13.065465	8.94%	0
2010	11.372018	11.993246	5.46%	0
2009	9.850424	11.372018	15.45%	0
2008	10.860731	9.850424	-9.30%	0
2007	10.063649	10.860731	7.92%	0
2006*	10.000000	10.063649	0.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.106924	13.247594	1.07%	0
2010	12.427794	13.106924	5.46%	0
2009	11.172586	12.427794	11.23%	0
2008	10.933958	11.172586	2.18%	0
2007	10.308791	10.933958	6.06%	0
2006*	10.000000	10.308791	3.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.926600	-0.73%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.991893	10.282834	-14.25%	0
2010	9.458791	11.991893	26.78%	0
2009	6.135222	9.458791	54.17%	0
2008	11.087141	6.135222	-44.66%	0
2007	10.932342	11.087141	1.42%	0
2006*	10.000000	10.932342	9.32%	0

Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.244302	8.654420	-6.38%	0
2010	8.466296	9.244302	9.19%	0
2009	7.324268	8.466296	15.59%	0
2008	12.000480	7.324268	-38.97%	0
2007	13.070770	12.000480	-8.19%	0
2006	11.046861	13.070770	18.32%	0
2005	10.592067	11.046861	4.29%	0
2004	9.593883	10.592067	10.40%	0
2003	7.955566	9.593883	20.59%	0
2002	10.149383	7.955566	-21.62%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.092802	9.125531	-9.58%	0
2010	8.998368	10.092802	12.16%	0
2009	7.365185	8.998368	22.17%	0
2008	12.222333	7.365185	-39.74%	0
2007	12.277248	12.222333	-0.45%	0
2006	10.874598	12.277248	12.90%	0
2005	10.440324	10.874598	4.16%	0
2004	9.563401	10.440324	9.17%	0
2003	7.812994	9.563401	22.40%	0
2002	10.171348	7.812994	-23.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.403996	10.723030	3.07%	0
2010	9.954045	10.403996	4.52%	0
2009	9.306396	9.954045	6.96%	0
2008	10.624382	9.306396	-12.41%	0
2007	10.329359	10.624382	2.86%	0
2006*	10.000000	10.329359	3.29%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.168209	24.191675	4.42%	0
2010	21.640928	23.168209	7.06%	0
2009	17.037292	21.640928	27.02%	0
2008	20.541838	17.037292	-17.06%	0
2007	19.769165	20.541838	3.91%	0
2006	18.287841	19.769165	8.10%	0
2005	16.699895	18.287841	9.51%	0
2004	15.554197	16.699895	7.37%	0
2003	12.469872	15.554197	24.73%	0
2002	11.703713	12.469872	6.55%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.214733	11.477667	-6.03%	0
2010	11.847849	12.214733	3.10%	0
2009	9.164312	11.847849	29.28%	0
2008	16.966218	9.164312	-45.98%	0
2007	15.179824	16.966218	11.77%	0
2006	12.434612	15.179824	22.08%	0
2005	11.475761	12.434612	8.36%	0
2004	10.021302	11.475761	14.51%	0
2003	8.062277	10.021302	24.30%	0
2002*	10.000000	8.062277	-19.38%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.568491	14.176170	-27.56%	0
2010	15.814620	19.568491	23.74%	0
2009	7.604581	15.814620	107.96%	0
2008	22.136051	7.604581	-65.65%	0
2007	16.491408	22.136051	34.23%	0
2006	12.118432	16.491408	36.09%	0
2005	9.410614	12.118432	28.77%	0
2004	7.662880	9.410614	22.81%	0
2003	5.094403	7.662880	50.42%	0
2002	5.378584	5.094403	-5.28%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.614587	32.287747	-18.50%	0
2010	31.422110	39.614587	26.07%	0
2009	20.447190	31.422110	53.67%	0
2008	38.908979	20.447190	-47.45%	0
2007	27.443754	38.908979	41.78%	0
2006	22.596572	27.443754	21.45%	0
2005	15.270997	22.596572	47.97%	0
2004	12.601187	15.270997	21.19%	0
2003	8.921690	12.601187	41.24%	0
2002	9.412595	8.921690	-5.22%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493186	9.537688	-9.11%	0
2010	9.574619	10.493186	9.59%	0
2009	7.724694	9.574619	23.95%	0
2008	12.745370	7.724694	-39.39%	0
2007	11.884450	12.745370	7.24%	0
2006	10.716008	11.884450	10.90%	0
2005	10.100868	10.716008	6.09%	0
2004	9.441873	10.100868	6.98%	0
2003	7.171052	9.441873	31.67%	0
2002	9.602696	7.171052	-25.32%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
2009*	10.000000	12.985047	29.85%	0

Maximum Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
2009	6.088154	8.342093	37.02%	0
2008	14.990497	6.088105	-37.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
2009	9.589461	10.151533	5.86%	0
2008	10.144993	9.589461	-5.48%	0
2007	9.648485	10.144993	5.15%	0
2006	9.887224	9.648485	-2.41%	0
2005	10.134326	9.887224	-2.44%	0
2004	9.971667	10.134326	1.63%	0
2003*	10.000000	9.971667	-0.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
2004	10.968757	11.904527	8.53%	0
2003*	10.000000	10.968757	9.69%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
2009	7.402311	9.239008	24.81%	0
2008	10.187745	7.402311	-27.34%	0
2007	10.859495	10.187745	-6.19%	0
2006*	10.000000	10.859495	8.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
2009*	10.000000	11.854695	18.55%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
2007	14.652833	13.978590	-4.60%	0
2006	13.332414	14.652833	9.90%	0
2005	12.942703	13.332414	3.01%	0
2004	11.055269	12.942703	17.07%	0
2003*	10.000000	11.055269	10.55%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0
2004	10.774891	10.992090	2.02%	0
2003*	10.000000	10.774891	7.75%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
2004	10.854168	11.534900	6.27%	0
2003*	10.000000	10.854168	8.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
2004	10.712816	10.808967	0.90%	0
2003*	10.000000	10.712816	7.13%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
2008	16.277090	9.798488	-39.80%	0
2007	16.274257	16.277090	0.02%	0
2006	13.818730	16.274257	17.77%	0
2005	12.856649	13.818730	7.48%	0
2004	11.152136	12.856649	15.28%	0
2003*	10.000000	11.152136	11.52%	0

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
2009	6.046806	7.320091	21.06%	0
2008	10.088893	6.046806	-40.06%	0
2007	11.812870	10.088893	-14.59%	0
2006	11.850657	11.812870	-0.32%	0
2005	11.660042	11.850657	1.63%	0
2004	10.903029	11.660042	6.94%	0
2003*	10.000000	10.903029	9.03%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
2004	9.908369	9.861486	-0.47%	0
2003*	10.000000	9.908369	-0.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
2009	7.751430	9.243563	19.25%	0
2008	10.771790	7.751430	-28.04%	0
2007	10.324533	10.771790	4.33%	0
2006*	10.000000	10.324533	3.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
2009	7.072224	8.747658	23.69%	0
2008	10.943356	7.072224	-35.37%	0
2007	10.344144	10.943356	5.79%	0
2006*	10.000000	10.344144	3.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
2009	6.582360	8.307881	26.21%	0
2008	11.067934	6.582360	-40.53%	0
2007	10.363925	11.067934	6.79%	0
2006*	10.000000	10.363925	3.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
2009	5.639509	7.993586	41.74%	0
2008	12.879167	5.639509	-56.21%	0
2007	9.208638	12.879167	39.86%	0
2006*	10.000000	9.208638	-7.91%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
2004	11.079669	11.853486	6.98%	0
2003*	10.000000	11.079669	10.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
2004	10.782503	10.694558	-0.82%	0
2003*	10.000000	10.782503	7.83%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0
2004	10.427515	10.963993	5.14%	0
2003*	10.000000	10.427515	4.28%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.465552	10.454852	-0.10%	0
2010	9.586046	10.465552	9.17%	0
2009	6.933730	9.586046	38.25%	0
2008	9.622730	6.933730	-27.94%	0
2007*	10.000000	9.622730	-3.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
2009	9.114528	10.126836	11.11%	0
2008	9.817803	9.114528	-7.16%	0
2007	9.810579	9.817803	0.07%	0
2006	9.791846	9.810579	0.19%	0
2005	9.985691	9.791846	-1.94%	0
2004	9.965907	9.985691	0.20%	0
2003*	10.000000	9.965907	-0.34%	0

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
2009	6.236923	8.387825	34.49%	0
2008	10.735406	6.236923	-41.90%	0
2007	9.680146	10.735406	10.90%	0
2006*	10.000000	9.680146	-3.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
2004	11.288602	12.305317	9.01%	0
2003*	10.000000	11.288602	12.89%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747705	10.125904	-20.57%	0
2010	11.743515	12.747705	8.55%	0
2009	9.666049	11.743515	21.49%	0
2008	17.933434	9.666049	-46.10%	0
2007	15.930793	17.933434	12.57%	0
2006	14.060232	15.930793	13.30%	0
2005	12.307376	14.060232	14.24%	0
2004	11.289618	12.307376	9.01%	0
2003*	10.000000	11.289618	12.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
2007	13.242307	13.428496	1.41%	0
2006	11.863686	13.242307	11.62%	0
2005	12.042450	11.863686	-1.48%	0
2004	10.999077	12.042450	9.49%	0
2003*	10.000000	10.999077	9.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
2009	7.351441	9.574728	30.24%	0
2008	10.881072	7.351441	-32.44%	0
2007	10.920707	10.881072	-0.36%	0
2006*	10.000000	10.920707	9.21%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
2009	6.015726	7.462622	24.05%	0
2008	9.351208	6.015726	-35.67%	0
2007	9.975480	9.351208	-6.26%	0
2006*	10.000000	9.975480	-0.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
2009	6.479270	8.106091	25.11%	0
2008*	10.000000	6.479270	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.017988	8.904868	-19.18%	0
2010	9.760975	11.017988	12.88%	0
2009	5.886488	9.760975	65.82%	0
2008	12.950647	5.886488	-54.55%	0
2007	10.478821	12.950647	23.59%	0
2006*	10.000000	10.478821	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
2008	14.105288	8.096379	-42.60%	0
2007	12.685572	14.105288	11.19%	0
2006	10.851188	12.685572	16.90%	0
2005*	10.000000	10.851188	8.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.286917	7.967867	-14.20%	0
2010	8.918717	9.286917	4.13%	0
2009	6.767947	8.918717	31.78%	0
2008	11.822063	6.767947	-42.75%	0
2007	10.663710	11.822063	10.86%	0
2006*	10.000000	10.663710	6.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.981080	13.318644	-4.74%	0
2010	12.725761	13.981080	9.86%	0
2009	11.163010	12.725761	14.00%	0
2008	10.942857	11.163010	2.01%	0
2007	10.262985	10.942857	6.62%	0
2006*	10.000000	10.262985	2.63%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.267707	8.723234	-15.04%	0
2010*	10.000000	10.267707	2.68%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
2009	8.910760	10.980713	23.23%	0
2008	13.281116	8.910760	-32.91%	0
2007	12.792019	13.281116	3.82%	0
2006	11.410606	12.792019	12.11%	0
2005	11.279264	11.410606	1.16%	0
2004	10.776514	11.279264	4.67%	0
2003*	10.000000	10.776514	7.77%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
2008	15.447606	8.845300	-42.74%	0
2007	14.022306	15.447606	10.16%	0
2006	11.383207	14.022306	23.18%	0
2005*	10.000000	11.383207	13.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
2004	10.623009	12.036965	13.31%	0
2003*	10.000000	10.623009	6.23%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0
2004	10.853357	10.483595	-3.41%	0
2003*	10.000000	10.853357	8.53%	0

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
2004	11.213596	12.783516	14.00%	0
2003*	10.000000	11.213596	12.14%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
2007	13.167496	12.954861	-1.61%	0
2006	11.731699	13.167496	12.24%	0
2005	11.182422	11.731699	4.91%	0
2004*	10.000000	11.182422	11.82%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
2009	7.252605	8.530108	17.61%	0
2008	11.227739	7.252605	-35.40%	0
2007	10.866790	11.227739	3.32%	0
2006*	10.000000	10.866790	8.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
2004	10.670030	11.084575	3.89%	0
2003*	10.000000	10.670030	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
2009	7.066110	8.376153	18.54%	0
2008	10.476629	7.066110	-32.55%	0
2007	10.278608	10.476629	1.93%	0
2006*	10.000000	10.278608	2.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
2009	8.784373	9.462638	7.72%	0
2008	10.147471	8.784373	-13.43%	0
2007	10.261063	10.147471	-1.11%	0
2006*	10.000000	10.261063	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
2009	6.832432	9.292897	36.01%	0
2008	11.593301	6.832432	-41.07%	0
2007	10.556235	11.593301	9.82%	0
2006*	10.000000	10.556235	5.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
2009	5.809537	7.744145	33.30%	0
2008	10.843305	5.809537	-46.42%	0
2007	10.091049	10.843305	7.45%	0
2006*	10.000000	10.091049	0.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
2009	5.727866	7.190095	25.53%	0
2008	9.629306	5.727866	-40.52%	0
2007*	10.000000	9.629306	-3.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
2004	10.406133	11.004388	5.75%	0
2003*	10.000000	10.406133	4.06%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.377568	11.345365	-0.28%	0
2010	10.467702	11.377568	8.69%	0
2009	7.460080	10.467702	40.32%	0
2008	10.802451	7.460080	-30.94%	0
2007	10.903657	10.802451	-0.93%	0
2006	10.262940	10.903657	6.24%	0
2005*	10.000000	10.262940	2.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
2009	6.242423	7.746398	24.09%	0
2008*	10.000000	6.242423	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
2009	7.776855	8.950313	15.09%	0
2008*	10.000000	7.776855	-21.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
2009	7.067579	8.428800	19.26%	0
2008*	10.000000	7.067579	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
2009	8.906629	9.668776	8.56%	0
2008*	10.000000	8.906629	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
2009	7.419002	8.689960	17.13%	0
2008*	10.000000	7.419002	-25.06%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
2009	6.711001	8.159168	21.58%	0
2008*	10.000000	6.711001	-32.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
2009	8.150065	9.212263	13.03%	0
2008*	10.000000	8.150065	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
2009	9.665853	10.810218	11.84%	0
2008*	10.000000	9.665853	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
2004	11.869749	13.766075	15.98%	0
2003*	10.000000	11.869749	18.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.850267	17.033643	-25.46%	0
2010	20.469645	22.850267	11.63%	0
2009	13.035555	20.469645	57.03%	0
2008	32.188257	13.035555	-59.50%	0
2007	23.028703	32.188257	39.77%	0
2006	17.543805	23.028703	31.26%	0
2005	13.766872	17.543805	27.43%	0
2004	11.869135	13.766872	15.99%	0
2003*	10.000000	11.869135	18.69%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
2004	9.843185	9.762819	-0.82%	0
2003*	10.000000	9.843185	-1.57%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
2004	11.314552	12.410339	9.68%	0
2003*	10.000000	11.314552	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.019159	14.751512	-13.32%	0
2010	15.642503	17.019159	8.80%	0
2009	12.559316	15.642503	24.55%	0
2008	24.234691	12.559316	-48.18%	0
2007	19.847953	24.234691	22.10%	0
2006	15.540748	19.847953	27.72%	0
2005	12.427603	15.540748	25.05%	0
2004	11.314566	12.427603	9.84%	0
2003*	10.000000	11.314566	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
2009	6.128191	7.570023	23.53%	0
2008	11.212214	6.128191	-45.34%	0
2007	10.673739	11.212214	5.04%	0
2006*	10.000000	10.673739	6.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
2008	14.235164	8.634548	-39.34%	0
2007	13.990267	14.235164	1.75%	0
2006	12.461817	13.990267	12.27%	0
2005	12.019393	12.461817	3.68%	0
2004	10.974232	12.019393	9.52%	0
2003*	10.000000	10.974232	9.74%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
2009*	10.000000	11.331291	13.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
2009*	10.000000	11.880689	18.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
2008	10.440074	9.423659	-9.74%	0
2007	10.316621	10.440074	1.20%	0
2006	10.116112	10.316621	1.98%	0
2005	10.193861	10.116112	-0.76%	0
2004	10.141238	10.193861	0.52%	0
2003*	10.000000	10.141238	1.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
2004	10.565405	11.115884	5.21%	0
2003*	10.000000	10.565405	5.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
2008	13.432612	8.851314	-34.11%	0
2007	13.177616	13.432612	1.94%	0
2006	11.976471	13.177616	10.03%	0
2005	11.644012	11.976471	2.86%	0
2004	10.814880	11.644012	7.67%	0
2003*	10.000000	10.814880	8.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
2008	11.319020	9.236089	-18.40%	0
2007	11.134624	11.319020	1.66%	0
2006	10.690743	11.134624	4.15%	0
2005	10.651306	10.690743	0.37%	0
2004	10.348422	10.651306	2.93%	0
2003*	10.000000	10.348422	3.48%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
2004	10.951467	12.173833	11.16%	0
2003*	10.000000	10.951467	9.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
2004	9.911733	9.597465	-3.17%	0
2003*	10.000000	9.911733	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
2004	10.182870	10.419748	2.33%	0
2003*	10.000000	10.182870	1.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.581231	7.470646	-12.94%	0
2010	7.834117	8.581231	9.54%	0
2009	5.977030	7.834117	31.07%	0
2008*	10.000000	5.977030	-40.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564975	8.512681	-19.43%	0
2010	10.365464	10.564975	1.92%	0
2009	8.311795	10.365464	24.71%	0
2008	16.126495	8.311795	-48.46%	0
2007	16.315280	16.126495	-1.16%	0
2006	13.836770	16.315280	17.91%	0
2005	12.854613	13.836770	7.64%	0
2004	11.128261	12.854613	15.51%	0
2003*	10.000000	11.128261	11.28%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
2009	6.179649	7.562561	22.38%	0
2008*	10.000000	6.179649	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
2004	10.585805	11.531851	8.94%	0
2003*	10.000000	10.585805	5.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
2004	11.456256	12.907398	12.67%	0
2003*	10.000000	11.456256	14.56%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
2004	11.004229	12.580378	14.32%	0
2003*	10.000000	11.004229	10.04%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
2004	10.759298	11.342138	5.42%	0
2003*	10.000000	10.759298	7.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
2009	9.679724	9.958459	2.88%	0
2008*	10.000000	9.679724	-2.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
2009*	10.000000	12.688663	26.89%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
2004	10.899337	12.300999	12.86%	0
2003*	10.000000	10.899337	8.99%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
2009	7.835461	8.529050	8.85%	0
2008	9.423239	7.835461	-16.85%	0
2007	9.365965	9.423239	0.61%	0
2006	9.356855	9.365965	0.10%	0
2005	9.601985	9.356855	-2.55%	0
2004	9.919575	9.601985	-3.20%	0
2003*	10.000000	9.919575	-0.80%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.265439	6.904985	-4.96%	0
2010	6.323718	7.265439	14.89%	0
2009	5.363437	6.323718	17.90%	0
2008	9.226552	5.363437	-41.87%	0
2007	9.558989	9.226552	-3.48%	0
2006*	10.000000	9.558989	-4.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
2007	12.427065	12.842155	3.34%	0
2006	11.377568	12.427065	9.22%	0
2005	11.083971	11.377568	2.65%	0
2004*	10.000000	11.083971	10.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.154208	12.471655	-11.89%	0
2010	12.705971	14.154208	11.40%	0
2009	9.469454	12.705971	34.18%	0
2008	16.486328	9.469454	-42.56%	0
2007	16.144911	16.486328	2.11%	0
2006	14.280808	16.144911	13.05%	0
2005	13.001985	14.280808	9.84%	0
2004	11.356483	13.001985	14.49%	0
2003*	10.000000	11.356483	13.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
2004	11.369014	13.012802	14.46%	0
2003*	10.000000	11.356483	13.56%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.556670	2.409747	-5.75%	0
2010	2.320939	2.556670	10.16%	0
2009	1.906341	2.320939	21.75%	0
2008	9.404149	1.906341	-79.73%	0
2007*	10.000000	9.404149	-5.96%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.693794	2.527146	-6.19%	0
2010	2.442692	2.693794	10.28%	0
2009	2.029348	2.442692	20.37%	0
2008	9.908035	2.029348	-79.52%	0
2007	10.328298	9.908035	-4.07%	0
2006*	10.000000	10.328298	3.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
2004	10.806414	11.361558	5.14%	0
2003*	10.000000	10.806414	8.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
2009	5.567228	7.336156	31.77%	0
2008	9.324018	5.567228	-40.29%	0
2007	9.828609	9.324018	-5.13%	0
2006*	10.000000	9.828609	-1.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0
2004	10.180272	11.712128	15.05%	0
2003*	10.000000	10.180272	1.80%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
2009*	10.000000	10.674876	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
2009*	10.000000	10.752914	7.53%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.825128	-1.75%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Select Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542967	8.796907	-7.82%	0
2010	8.876197	9.542967	7.51%	0
2009	7.798789	8.876197	20.30%	0
2008	12.978145	7.798789	-39.91%	0
2007	14.357702	12.978145	-1.99%	0
2006	12.323392	14.357702	16.51%	0
2005	12.000010	12.323392	2.69%	0
2004	11.038814	12.000010	8.71%	0
2003*	10.000000	11.038814	10.39%	0
Sterling Capital Variable Insurance Funds - Sterling Capital Strategic Allocation Equity VIF - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282766	9.154546	-10.97%	0
2010	9.310732	10.282766	10.44%	0
2009	7.739898	9.310732	20.30%	0
2008	13.045280	7.739898	-40.67%	0
2007	13.309705	13.045280	-1.99%	0
2006	11.972652	13.309705	11.17%	0
2005	11.673494	10.600292	-2.13%	0
2004	10.859942	11.673494	7.49%	0
2003*	10.000000	10.859942	8.60%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
2009	8.929413	9.404011	5.31%	0
2008	10.353252	8.929413	-13.75%	0
2007	10.223790	10.353252	1.27%	0
2006*	10.000000	10.223790	2.24%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0
2004	10.504370	11.104708	5.72%	0
2003*	10.000000	10.504370	5.04%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units

2011	10.062063	9.309767	-7.48%	0
2010	9.912065	10.062063	1.51%	0
2009	7.786731	9.912065	27.29%	0
2008	14.641550	7.786731	-46.82%	0
2007	13.305566	14.641550	10.04%	0
2006	11.068988	13.305566	20.21%	0
2005*	10.000000	11.068988	10.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
2004	11.622177	14.053549	20.92%	0
2003*	10.000000	11.622177	16.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
2004	11.641812	13.891560	19.32%	0
2003*	10.000000	11.641812	16.42%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
2009	8.465265	10.331189	22.04%	0
2008	14.186036	8.465265	-40.33%	0
2007	13.435466	14.186036	5.59%	0
2006	12.303147	13.435466	9.20%	0
2005	11.777448	12.303147	4.46%	0
2004	11.180941	11.777448	5.34%	0
2003*	10.000000	11.180941	11.81%	0
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
2009*	10.000000	12.851536	28.52%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - .95%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
2008	24.542535	18.038769	-26.50%	3,240,851
2007	17.194153	24.542535	42.74%	2,262,547
2006	14.447635	17.194153	19.01%	2,239,129
2005	11.736787	14.447635	23.10%	2,070,589
2004	10.458494	11.736787	12.22%	1,992,445
2003	9.471902	10.458494	10.42%	1,800,514
2002	9.258785	9.471902	2.30%	1,376,357
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
2008	14.209605	11.119320	-21.75%	1,793,309
2007	12.621716	14.209605	12.58%	1,333,603
2006	11.457924	12.621716	10.16%	1,508,929
2005	11.015216	11.457924	4.02%	1,718,840
2004	10.208709	11.015216	7.90%	1,886,164
2003	8.654366	10.208709	17.96%	1,724,796
2002	9.540115	8.654366	-9.28%	1,418,807
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
2008	13.573634	13.486609	-0.64%	2,709,413
2007	12.969298	13.573634	4.66%	1,895,102
2006	12.560339	12.969298	3.26%	1,408,675
2005	12.479024	12.560339	0.65%	1,506,015
2004	12.128095	12.479024	2.89%	1,646,666
2003	11.752610	12.128095	3.19%	1,722,859
2002	10.887834	7.752610	7.94%	1,546,604
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
2008	11.910670	7.695417	-35.39%	5,561,043
2007	10.546121	11.910670	12.94%	3,659,302
2006	9.101039	10.546121	15.88%	4,158,916
2005	8.428947	9.101039	7.97%	4,471,042
2004	7.766584	8.428947	8.53%	4,897,600
2003	6.686505	7.766584	16.15%	4,966,593
2002	8.614083	6.686505	-22.38%	4,658,236

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
2008	16.209097	10.288910	-36.52%	626,828
2007	14.021570	16.209097	15.60%	436,409
2006	12.212264	14.021570	14.82%	382,029
2005	10.907726	12.212264	11.96%	238,635
2004*	10.000000	10.907726	9.08%	130,922
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
2008	13.876307	7.401688	-46.66%	183,805
2007	9.259970	13.876307	49.85%	73,754
2006*	10.000000	9.259970	-7.40%	29,720
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
2008	21.708432	8.286647	-61.83%	669,446
2007	15.273371	21.708432	42.13%	417,463
2006	12.287089	15.273371	24.30%	341,564
2005*	10.000000	12.287089	22.87%	109,653
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
2008	11.928767	7.529470	-36.88%	6,129,775
2007	9.572816	11.928767	21.75%	4,260,050
2006	9.200918	9.572816	4.04%	4,828,577
2005	8.351160	9.200918	10.18%	5,529,745
2004	8.161335	8.351160	2.33%	6,085,193
2003	6.695716	8.161335	21.89%	5,729,311
2002	8.589350	6.695716	-22.05%	4,510,709
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
2008	15.574727	12.060869	-22.56%	1,375,039
2007	15.140341	15.574727	2.87%	1,038,658
2006	13.862250	15.140341	9.22%	1,068,834
2005	13.647506	13.862250	1.57%	1,055,173
2004	12.541413	13.647506	8.82%	1,103,896
2003	10.574579	12.541413	18.60%	1,010,317
2002	10.896533	10.574579	-2.95%	863,210

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
2008	18.378815	10.510806	-42.81%	416,657
2007	16.887720	18.378815	8.83%	315,422
2006	13.153656	16.887720	28.39%	286,332
2005	11.945966	13.153656	10.11%	181,105
2004*	10.000000	11.945966	19.46%	70,812
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
2008	14.704963	8.426470	-42.70%	1,473,125
2007	12.240210	14.704963	20.14%	896,200
2006	10.213807	12.240210	19.84%	916,763
2005	8.853054	10.213807	15.37%	909,815
2004	7.840387	8.853054	12.92%	957,684
2003	6.337656	7.840387	23.71%	843,562
2002	7.817619	6.337656	-18.93%	717,737
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.149951	1.50%	56,192
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.811731	14.563525	-7.89%	87,695
2010	11.333024	15.811731	39.52%	111,853
2009	8.098121	11.333024	39.95%	112,274
2008	15.733650	8.098121	-48.53%	81,187
2007	14.917517	15.733650	5.47%	59,407
2006	13.415018	14.917517	11.20%	57,292
2005	11.205120	13.415018	19.72%	45,082
2004*	10.000000	11.205120	12.05%	23,374
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
2008	13.625861	8.606807	-36.83%	293,028
2007	12.216068	13.625861	11.54%	186,995
2006	11.360798	12.216068	7.53%	143,195
2005*	10.000000	11.360798	13.61%	44,489
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
2008	11.140535	11.275744	1.21%	1,662,570
2007	10.751664	11.140535	3.62%	584,134
2006	10.405234	10.751664	3.33%	487,118
2005	10.249548	10.405234	1.52%	413,031
2004	10.276601	10.249548	-0.26%	357,689
2003	10.321989	10.276601	-0.44%	300,740
2002	10.303622	10.321989	0.18%	356,275

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
2008	14.577035	9.235171	-36.65%	244,356
2007	17.534744	14.577035	-16.87%	143,356
2006	13.608265	17.534744	28.85%	158,340
2005	12.395855	13.608265	9.78%	107,937
2004*	10.000000	12.395855	23.96%	44,759
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
2008	14.495825	9.492077	-34.52%	2,161,507
2007	11.768023	14.495825	23.18%	1,534,306
2006	11.013522	11.768023	6.85%	1,676,120
2005	9.483442	11.013522	16.13%	1,839,670
2004	8.236019	9.483442	15.15%	1,926,229
2003	6.373690	8.236019	29.22%	1,721,980
2002	8.465463	6.373690	-24.71%	1,319,140
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
2008	15.108568	9.102132	-39.76%	2,045,749
2007	13.437940	15.108568	12.43%	1,411,123
2006	12.913866	13.437940	4.06%	1,584,308
2005	11.549477	12.913866	11.81%	1,807,644
2004	10.202000	11.549477	13.21%	1,994,071
2003	7.586249	10.202000	34.48%	1,839,227
2002	9.793049	7.586249	-22.53%	1,582,101
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
2008	12.772647	9.345214	-26.83%	205,721
2007	13.451362	12.772647	-5.05%	159,013
2006	11.622311	13.451362	15.74%	133,631
2005	11.265957	11.622311	3.16%	118,706
2004*	10.000000	11.265957	12.66%	76,012
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
2008	14.916596	9.778763	-34.44%	1,418,489
2007	14.780173	14.916596	0.92%	1,186,810
2006	12.766443	14.780173	15.77%	1,296,638
2005	12.342628	12.766443	3.43%	1,513,441
2004	10.863749	12.342628	13.61%	1,608,538
2003	8.766516	10.863749	23.92%	1,372,764
2002	10.137650	8.766516	-13.53%	1,004,512

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.928189	21.982347	-8.13%	56,066
2010	22.240360	23.928189	7.59%	87,943
2009	17.965354	22.240360	23.80%	116,430
2008	24.455014	17.965354	-26.54%	132,116
2007	17.141532	24.455014	42.67%	36,649
2006	14.410672	17.141532	18.95%	31,893
2005	11.712648	14.410672	23.04%	33,774
2004	10.442245	11.712648	12.17%	32,224
2003	9.461963	10.442245	10.36%	34,294
2002	9.253735	9.461963	2.25%	38,197
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.391624	14.720085	2.28%	32,603
2010	12.413251	14.391624	15.94%	49,237
2009	11.074021	12.413251	12.09%	62,256
2008	14.158875	11.074021	-21.79%	73,835
2007	12.583040	14.158875	12.52%	19,174
2006	11.428569	12.583040	10.10%	20,185
2005	10.992522	11.428569	3.97%	20,430
2004	10.192830	10.992522	7.85%	21,416
2003	8.645268	10.192830	17.90%	27,064
2002	9.534906	8.645268	-9.33%	32,470
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.959557	15.892639	6.24%	94,815
2010	14.249965	14.959557	4.98%	91,213
2009	13.431679	14.249965	6.09%	81,214
2008	13.525178	13.431679	-0.69%	135,332
2007	12.929556	13.525178	4.61%	29,643
2006	12.528147	12.929556	3.20%	22,295
2005	12.453317	12.528147	0.60%	25,467
2004	12.109223	12.453317	2.84%	25,884
2003	11.740262	12.109223	3.14%	31,895
2002	10.881885	11.740262	7.89%	39,634
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.262568	11.335554	0.65%	119,873
2010	9.410048	11.262568	19.69%	161,996
2009	7.664050	9.410048	22.78%	218,626
2008	11.868118	7.664050	-35.42%	267,257
2007	10.513787	11.868118	12.88%	53,367
2006	9.077709	10.513787	15.82%	58,191
2005	8.411575	9.077709	7.92%	62,511
2004	7.754492	8.411575	8.47%	63,862
2003	6.679456	7.754492	16.09%	73,074
2002	8.609380	6.679456	-22.42%	82,973

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801231	13.022707	-5.64%	10,155
2010	11.979355	13.801231	15.21%	18,470
2009	10.264695	11.979355	16.70%	21,115
2008	16.179143	10.264695	-36.56%	23,869
2007	14.002771	16.179143	15.54%	606
2006	12.202034	14.002771	14.76%	606
2005	10.904084	12.202034	11.90%	606
2004*	10.000000	10.904084	9.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411996	11.172359	-9.99%	4,403
2010	10.280136	12.411996	20.74%	7,253
2009	7.391704	10.280136	39.08%	4,946
2008	13.864623	7.391704	-46.69%	10,166
2007	9.256865	13.864623	49.78%	1,696
2006*	10.000000	9.256865	-7.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.876207	-1.24%	7,263
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.479518	12.816053	-22.23%	6,428
2010	14.219422	16.479518	15.89%	11,818
2009	8.271643	14.219422	71.91%	15,332
2008	21.680150	8.271643	-61.85%	18,778
2007	15.261217	21.680150	42.06%	2,805
2006	12.283494	15.261217	24.24%	2,805
2005*	10.000000	12.283494	22.83%	1,439
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.514384	10.630490	1.10%	123,489
2010	9.433733	10.514384	11.46%	162,960
2009	7.498799	9.433733	25.80%	236,595
2008	11.886196	7.498799	-36.91%	303,099
2007	9.543491	11.886196	21.68%	67,337
2006	9.177351	9.543491	3.99%	68,295
2005	8.333962	9.177351	10.12%	80,464
2004	8.148640	8.333962	2.27%	83,865
2003	6.688673	8.148640	21.83%	90,521
2002	8.584654	6.688673	-22.09%	99,653
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.799096	20.632554	4.21%	42,352
2010	17.411833	19.799096	13.71%	54,917
2009	12.011774	17.411833	44.96%	57,126
2008	15.519172	12.011774	-22.60%	57,457
2007	15.093984	15.519172	2.82%	4,839
2006	13.826760	15.093984	9.17%	4,802
2005	13.619419	13.826760	1.52%	5,408
2004	12.521924	13.619419	8.76%	6,909
2003	10.563475	12.521924	18.54%	8,843
2002	10.890582	10.563475	-3.00%	8,758

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.060514	13.692421	-14.74%	2,988
2010	14.218750	16.060514	12.95%	7,926
2009	10.486072	14.218750	35.60%	8,411
2008	18.344833	10.486072	-42.84%	8,049
2007	16.865067	18.344833	8.77%	783
2006	13.142633	16.865067	28.32%	873
2005	11.941969	13.142633	10.05%	970
2004*	10.000000	11.941969	19.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.980334	10.992348	-8.25%	19,706
2010	10.542390	11.980334	13.64%	30,429
2009	8.392137	10.542390	25.62%	38,948
2008	14.652476	8.392137	-42.73%	43,978
2007	12.202709	14.652476	20.08%	4,331
2006	10.187645	12.202709	19.78%	4,838
2005	8.834810	10.187645	15.31%	3,467
2004	7.828178	8.834810	12.86%	5,677
2003	6.330982	7.828178	23.65%	4,127
2002	7.813349	6.330982	-18.97%	4,321
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.146556	1.47%	5,725
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.758638	14.507309	-7.94%	600
2010	11.300663	15.758638	39.45%	874
2009	8.079085	11.300663	39.88%	3,034
2008	15.704618	8.079085	-48.56%	2,917
2007	14.897550	15.704618	5.42%	0
2006	13.403806	14.897550	11.14%	321
2005	11.201378	13.403806	19.66%	321
2004*	10.000000	11.201378	12.01%	321
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.246701	15.994502	-1.55%	2,371
2010	12.474167	16.246701	30.24%	5,482
2009	8.591254	12.474167	45.20%	5,203
2008	13.608108	8.591254	-36.87%	10,018
2007	12.206343	13.608108	11.48%	1,045
2006	11.357463	12.206343	7.47%	1,622
2005*	10.000000	11.357463	13.57%	456
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.126830	11.018063	-0.98%	33,269
2010	11.230769	11.126830	-0.93%	36,888
2009	11.229819	11.230769	0.01%	116,961
2008	11.100765	11.229819	1.16%	170,072
2007	10.718722	11.100765	3.56%	6,353
2006	10.378577	10.718722	3.28%	6,508
2005	10.228440	10.378577	1.47%	14,793
2004	10.260618	10.228440	-0.31%	16,225
2003	10.311141	10.260618	-0.49%	19,953
2002	10.297992	10.311141	0.13%	7,631

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.347534	14.915785	3.96%	6,231
2010	11.277307	14.347534	27.22%	8,083
2009	9.214612	11.277307	22.39%	5,443
2008	14.551958	9.214612	-36.68%	7,381
2007	17.513470	14.551958	-16.91%	2,678
2006	13.598591	17.513470	28.79%	3,774
2005	12.393272	13.598591	9.73%	1,508
2004*	10.000000	12.393272	23.93%	761
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.027010	14.018991	-6.71%	20,793
2010	13.461848	15.027010	11.63%	40,785
2009	9.453359	13.461848	42.40%	49,801
2008	14.444013	9.453359	-34.55%	60,282
2007	11.731915	14.444013	23.12%	2,925
2006	10.985266	11.731915	6.80%	3,359
2005	9.463888	10.985266	16.08%	4,394
2004	8.223192	9.463888	15.09%	5,913
2003	6.366977	8.223192	29.15%	6,107
2002	8.460827	6.366977	-24.75%	5,123
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.422810	13.649904	-11.50%	23,358
2010	12.090542	15.422810	27.56%	55,125
2009	9.065048	12.090542	33.38%	65,238
2008	15.054635	9.065048	-39.79%	69,575
2007	13.396765	15.054635	12.38%	6,230
2006	12.880777	13.396765	4.01%	7,631
2005	11.525679	12.880777	11.76%	8,384
2004	10.186117	11.525679	13.15%	9,975
2003	7.578254	10.186117	34.41%	11,286
2002	9.787685	7.578254	-22.57%	7,341
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.918276	12.880570	-13.66%	8,932
2010	11.920285	14.918276	25.15%	18,418
2009	9.323231	11.920285	27.86%	2,823
2008	12.749058	9.323231	-26.87%	10,920
2007	13.433344	12.749058	-5.09%	0
2006	11.612581	13.433344	15.68%	0
2005	11.262202	11.612581	3.11%	0
2004*	10.000000	11.262202	12.62%	314
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352550	13.169582	-8.24%	4,283
2010	12.212759	14.352550	17.52%	6,161
2009	9.740965	12.212759	25.38%	5,011
2008	14.866473	9.740965	-34.48%	9,953
2007	14.737993	14.866473	0.87%	1,962
2006	12.736416	14.737993	15.72%	2,098
2005	12.319794	12.736416	3.38%	3,001
2004	10.849125	12.319794	13.56%	4,494
2003	8.759128	10.849125	23.86%	0
2002	10.134230	8.759128	-13.57%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.806693	21.859705	-8.18%	15,199
2010	22.138607	23.806693	7.53%	16,252
2009	17.892193	22.138607	23.73%	24,559
2008	24.367737	17.892193	-26.57%	31,319
2007	17.089016	24.367737	42.59%	15,745
2006	14.373745	17.089016	18.89%	19,144
2005	11.688510	14.373745	22.97%	22,237
2004	10.425989	11.688510	12.11%	20,479
2003	9.452002	10.425989	10.30%	24,280
2002	9.248676	9.452002	2.20%	19,128
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.318474	14.637889	2.23%	10,309
2010	12.356395	14.318474	15.88%	10,731
2009	11.028872	12.356395	12.04%	14,604
2008	14.108297	11.028872	-21.83%	14,460
2007	12.544463	14.108297	12.47%	16,629
2006	11.399270	12.544463	10.05%	18,266
2005	10.969863	11.399270	3.91%	19,228
2004	10.176961	10.969863	7.79%	22,465
2003	8.636168	10.176961	17.84%	25,259
2002	9.529691	8.636168	-9.38%	26,978
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.883586	15.803953	6.18%	21,766
2010	14.184753	14.883586	4.93%	21,342
2009	13.376964	14.184753	6.04%	42,687
2008	13.476882	13.376964	-0.74%	37,337
2007	12.889923	13.476882	4.55%	51,211
2006	12.496049	12.889923	3.15%	29,794
2005	12.427663	12.496049	0.55%	28,729
2004	12.090385	12.427663	2.79%	32,666
2003	11.727922	12.090385	3.09%	48,123
2002	10.875937	11.727922	7.83%	45,831
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205401	11.272323	0.60%	25,116
2010	9.367001	11.205401	19.63%	37,081
2009	7.632829	9.367001	22.72%	41,232
2008	11.825758	7.632829	-35.46%	50,307
2007	10.481577	11.825758	12.82%	32,822
2006	9.054449	10.481577	15.76%	51,860
2005	8.394248	9.054449	7.86%	58,644
2004	7.742423	8.394248	8.42%	65,117
2003	6.672429	7.742423	16.04%	84,489
2002	8.604664	6.672429	-22.46%	98,467

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.754901	12.972442	-5.69%	574
2010	11.945164	13.754901	15.15%	940
2009	10.240571	11.945164	16.65%	3,577
2008	16.149298	10.240571	-36.59%	2,584
2007	13.984033	16.149298	15.48%	19,558
2006	12.191838	13.984033	14.70%	1,508
2005	10.900454	12.191838	11.85%	3,938
2004*	10.000000	10.900454	9.00%	3,188
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.382752	11.140421	-10.03%	234
2010	10.261089	12.382752	20.68%	329
2009	7.381734	10.261089	39.01%	1,687
2008	13.852933	7.381734	-46.71%	1,016
2007	9.253760	13.852933	49.70%	445
2006*	10.000000	9.253760	-7.46%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.872902	-1.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.433054	12.773469	-22.27%	1,980
2010	14.186484	16.433054	15.84%	3,227
2009	8.256659	14.186484	71.82%	5,541
2008	21.651880	8.256659	-61.87%	4,395
2007	15.249060	21.651880	41.99%	2,550
2006	12.279895	15.249060	24.18%	1,630
2005*	10.000000	12.279895	22.80%	799
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460968	10.571154	1.05%	18,967
2010	9.390554	10.460968	11.40%	27,720
2009	7.468238	9.390554	25.74%	41,825
2008	11.843752	7.468238	-36.94%	56,774
2007	9.514247	11.843752	21.62%	37,839
2006	9.153842	9.514247	3.94%	58,751
2005	8.316790	9.153842	10.06%	68,452
2004	8.135951	8.316790	2.22%	123,054
2003	6.681627	8.135951	21.77%	110,611
2002	8.579957	6.681627	-22.13%	113,961
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.698548	20.517435	4.16%	6,751
2010	17.332150	19.698548	13.65%	7,614
2009	11.962832	17.332150	44.88%	12,667
2008	15.463757	11.962832	-22.64%	13,807
2007	15.047725	15.463757	2.76%	15,146
2006	13.791334	15.047725	9.11%	18,084
2005	13.591374	13.791334	1.47%	19,563
2004	12.502442	13.591374	8.71%	26,727
2003	10.552366	12.502442	18.48%	29,980
2002	10.884629	10.552366	-3.05%	33,369

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.006592	13.639557	-14.79%	343
2010	14.178162	16.006592	12.90%	363
2009	10.461426	14.178162	35.53%	385
2008	18.310993	10.461426	-42.87%	473
2007	16.842490	18.310993	8.72%	4,280
2006	13.131649	16.842490	28.26%	3,713
2005	11.937990	13.131649	10.00%	4,215
2004*	10.000000	11.937990	19.38%	534
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.919466	10.930984	-8.29%	13,883
2010	10.494125	11.919466	13.58%	16,756
2009	8.357943	10.494125	25.56%	23,283
2008	14.600154	8.357943	-42.75%	25,353
2007	12.165307	14.600154	20.01%	9,507
2006	10.161529	12.165307	19.72%	11,758
2005	8.816605	10.161529	15.25%	13,034
2004	7.816002	8.816605	12.80%	14,552
2003	6.324320	7.816002	23.59%	16,707
2002	7.809063	6.324320	-19.01%	18,295
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.143157	1.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.705692	14.451273	-7.99%	899
2010	11.268383	15.705692	39.38%	971
2009	8.060078	11.268383	39.80%	1,857
2008	15.675608	8.060078	-48.58%	1,852
2007	14.877580	15.675608	5.36%	1,476
2006	13.392589	14.877580	11.09%	985
2005	11.197635	13.392589	19.60%	998
2004*	10.000000	11.197635	11.98%	840
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.200902	15.941383	-1.60%	1,991
2010	12.445284	16.200902	30.18%	3,289
2009	8.575689	12.445284	45.12%	6,207
2008	13.590348	8.575689	-36.90%	3,058
2007	12.196603	13.590348	11.43%	422
2006	11.354128	12.196603	7.42%	4,433
2005*	10.000000	11.354128	13.54%	4,433
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.070300	10.956567	-1.03%	23,213
2010	11.179359	11.070300	-0.98%	25,984
2009	11.184061	11.179359	-0.04%	25,047
2008	11.061120	11.184061	1.11%	65,678
2007	10.685868	11.061120	3.51%	31,022
2006	10.351980	10.685868	3.23%	16,490
2005	10.207368	10.351980	1.42%	8,747
2004	10.244654	10.207368	-0.36%	10,766
2003	10.300303	10.244654	-0.54%	13,151
2002	10.292366	10.300303	0.08%	9,135

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.301124	14.860055	3.91%	199
2010	11.246501	14.301124	27.16%	0
2009	9.194083	11.246501	22.32%	567
2008	14.526905	9.194083	-36.71%	662
2007	17.492217	14.526905	-16.95%	1,259
2006	13.588929	17.492217	28.72%	1,239
2005	12.390701	13.588929	9.67%	3,578
2004*	10.000000	12.390701	23.91%	3,015
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.950717	13.940780	-6.76%	6,229
2010	13.400269	14.950717	11.57%	6,499
2009	9.414864	13.400269	42.33%	10,396
2008	14.392476	9.414864	-34.58%	14,764
2007	11.695986	14.392476	23.05%	9,638
2006	10.957136	11.695986	6.74%	23,753
2005	9.444399	10.957136	16.02%	26,329
2004	8.210389	9.444399	15.03%	29,850
2003	6.360281	8.210389	29.09%	32,033
2002	8.456200	6.360281	-24.79%	30,655
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.344405	13.573668	-11.54%	7,070
2010	12.035162	15.344405	27.50%	13,424
2009	9.028084	12.035162	33.31%	19,295
2008	15.000856	9.028084	-39.82%	19,891
2007	13.355680	15.000856	12.32%	14,809
2006	12.847752	13.355680	3.95%	20,957
2005	11.501914	12.847752	11.70%	23,059
2004	10.170256	11.501914	13.09%	27,791
2003	7.570268	10.170256	34.34%	28,865
2002	9.782324	7.570268	-22.61%	33,059
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.868177	12.830834	-13.70%	2,286
2010	11.886251	14.868177	25.09%	2,317
2009	9.301304	11.886251	27.79%	329
2008	12.725503	9.301304	-26.91%	1,083
2007	13.415340	12.725503	-5.14%	2,174
2006	11.602859	13.415340	15.62%	2,215
2005	11.258438	11.602859	3.06%	2,237
2004*	10.000000	11.258438	12.58%	1,297
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.282631	13.098816	-8.29%	5,622
2010	12.159401	14.282631	17.46%	5,797
2009	9.703311	12.159401	25.31%	8,416
2008	14.816501	9.703311	-34.51%	11,548
2007	14.695912	14.816501	0.82%	18,487
2006	12.706445	14.695912	15.66%	18,001
2005	12.297000	12.706445	3.33%	21,285
2004	10.834517	12.297000	13.50%	31,391
2003	8.751747	10.834517	23.80%	13,081
2002	10.130815	8.751747	-13.61%	8,542

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.685706	21.737636	-8.22%	2,458,694
2010	22.037235	23.685706	7.48%	3,088,453
2009	17.819252	22.037235	23.67%	3,463,162
2008	24.280695	17.819252	-26.61%	3,435,347
2007	17.036609	24.280695	42.52%	2,644,821
2006	14.336900	17.036609	18.83%	2,614,924
2005	11.664428	14.336900	22.91%	2,376,339
2004	10.409769	11.664428	12.05%	2,154,659
2003	9.442063	10.409769	10.25%	1,862,006
2002	9.243622	9.442063	2.15%	1,257,090
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.245741	14.556200	2.18%	1,106,448
2010	12.299832	14.245741	15.82%	1,252,896
2009	10.983935	12.299832	11.98%	1,365,961
2008	14.057912	10.983935	-21.87%	1,442,365
2007	12.506009	14.057912	12.41%	1,164,690
2006	11.370059	12.506009	9.99%	1,254,136
2005	10.947269	11.370059	3.86%	1,362,730
2004	10.161123	10.947269	7.74%	1,476,341
2003	8.627087	10.161123	17.78%	1,248,173
2002	9.524483	8.627087	-9.42%	874,737
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.807952	15.715725	6.13%	1,953,283
2010	14.119800	14.807952	4.87%	2,201,972
2009	13.322442	14.119800	5.99%	2,176,046
2008	13.428741	13.322442	-0.79%	2,180,880
2007	12.850415	13.428741	4.50%	1,617,606
2006	12.464033	12.850415	3.10%	1,205,500
2005	12.402072	12.464033	0.50%	1,297,187
2004	12.071581	12.402072	2.74%	1,309,767
2003	11.715601	12.071581	3.04%	1,348,283
2002	10.870004	11.715601	7.78%	1,181,231
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148417	11.209354	0.55%	3,335,984
2010	9.324072	11.148417	19.57%	3,907,176
2009	7.601696	9.324072	22.66%	4,368,488
2008	11.783491	7.601696	-35.49%	4,818,007
2007	10.449424	11.783491	12.77%	3,942,866
2006	9.031224	10.449424	15.70%	4,350,732
2005	8.376933	9.031224	7.81%	4,733,615
2004	7.730355	8.376933	8.36%	5,131,087
2003	6.665399	7.730355	15.98%	5,165,357
2002	8.599948	6.665399	-22.49%	4,157,275

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708634	12.922282	-5.74%	432,736
2010	11.911006	13.708634	15.09%	475,231
2009	10.216457	11.911006	16.59%	532,560
2008	16.119427	10.216457	-36.62%	608,963
2007	13.965251	16.119427	15.43%	511,569
2006	12.181608	13.965251	14.64%	412,794
2005	10.896802	12.181608	11.79%	252,977
2004*	10.000000	10.896802	8.97%	120,739
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.353544	11.108521	-10.08%	339,863
2010	10.242050	12.353544	20.62%	411,364
2009	7.371767	10.242050	38.94%	416,101
2008	13.841248	7.371767	-46.74%	302,890
2007	9.250653	13.841248	49.62%	141,263
2006*	10.000000	9.250653	-7.49%	47,222
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.869591	-1.30%	22,207
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.386753	12.731045	-22.31%	668,368
2010	14.153663	16.386753	15.78%	864,650
2009	8.241714	14.153663	71.73%	967,815
2008	21.623653	8.241714	-61.89%	752,432
2007	15.236913	21.623653	41.92%	576,700
2006	12.276302	15.236913	24.12%	507,168
2005*	10.000000	12.276302	22.76%	241,060
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407794	10.512116	1.00%	3,487,219
2010	9.347537	10.407794	11.34%	4,130,884
2009	7.437778	9.347537	25.68%	4,683,658
2008	11.801419	7.437778	-36.98%	5,014,149
2007	9.485048	11.801419	21.56%	4,380,521
2006	9.130350	9.485048	3.88%	4,954,848
2005	8.299630	9.130350	10.01%	5,737,026
2004	8.123281	8.299630	2.17%	6,459,736
2003	6.674589	8.123281	21.70%	5,823,015
2002	8.575259	6.674589	-22.16%	4,090,593
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.598436	20.402867	4.10%	1,204,176
2010	17.252776	19.598436	13.60%	1,425,970
2009	11.914069	17.252776	44.81%	1,569,824
2008	15.408511	11.914069	-22.68%	1,336,401
2007	15.001599	15.408511	2.71%	1,208,547
2006	13.755978	15.001599	9.06%	1,192,698
2005	13.563363	13.755978	1.42%	1,193,835
2004	12.482991	13.563363	8.65%	1,273,992
2003	10.541269	12.482991	18.42%	1,146,324
2002	10.878681	10.541269	-3.10%	850,885

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.952795	13.586849	-14.83%	349,582
2010	14.137637	15.952795	12.84%	435,092
2009	10.436790	14.137637	35.46%	463,255
2008	18.277131	10.436790	-42.90%	445,686
2007	16.819886	18.277131	8.66%	442,683
2006	13.120632	16.819886	28.19%	416,099
2005	11.933995	13.120632	9.94%	319,506
2004*	10.000000	11.933995	19.34%	155,041
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.858907	10.869954	-8.34%	976,426
2010	10.446070	11.858907	13.53%	1,236,058
2009	8.323872	10.446070	25.50%	1,363,982
2008	14.547998	8.323872	-42.78%	1,352,016
2007	12.128004	14.547998	19.95%	1,118,148
2006	10.135478	12.128004	19.66%	1,054,931
2005	8.798440	10.135478	15.20%	1,064,161
2004	7.803840	8.798440	12.75%	1,173,156
2003	6.317666	7.803840	23.52%	1,048,190
2002	7.804795	6.317666	-19.05%	677,134
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.139761	1.40%	127,680
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.652872	14.395396	-8.03%	97,893
2010	11.236150	15.652872	39.31%	123,572
2009	8.041085	11.236150	39.73%	110,515
2008	15.646604	8.041085	-48.61%	103,420
2007	14.857607	15.646604	5.31%	86,256
2006	13.381366	14.857607	11.03%	107,400
2005	11.193892	13.381366	19.54%	81,131
2004*	10.000000	11.193892	11.94%	52,666
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.155261	15.888445	-1.65%	293,226
2010	12.416485	16.155261	30.11%	359,643
2009	8.560166	12.416485	45.05%	354,009
2008	13.572616	8.560166	-36.93%	278,162
2007	12.186880	13.572616	11.37%	236,473
2006	11.350801	12.186880	7.37%	181,512
2005*	10.000000	11.350801	13.51%	78,189
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.014034	10.895387	-1.08%	657,743
2010	11.128158	11.014034	-1.03%	680,252
2009	11.138467	11.128158	-0.09%	826,943
2008	11.021595	11.138467	1.06%	1,262,604
2007	10.653097	11.021595	3.46%	449,316
2006	10.325436	10.653097	3.17%	311,601
2005	10.186330	10.325436	1.37%	295,787
2004	10.228708	10.186330	-0.41%	294,308
2003	10.289468	10.228708	-0.59%	343,105
2002	10.286739	11.289468	0.03%	466,633

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.254794	14.804445	3.86%	244,449
2010	11.215725	14.254794	27.10%	305,115
2009	9.173571	11.215725	22.26%	300,554
2008	14.501873	9.173571	-36.74%	322,108
2007	17.470956	14.501873	-16.99%	244,664
2006	13.579244	17.470956	28.66%	295,083
2005	12.388114	13.579244	9.62%	210,518
2004*	10.000000	12.388114	23.88%	128,620
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.874711	13.862907	-6.80%	1,617,777
2010	13.338875	14.874711	11.51%	1,954,426
2009	9.376467	13.338875	42.26%	2,184,718
2008	14.341039	9.376467	-34.62%	2,136,406
2007	11.660109	14.341039	22.99%	1,793,805
2006	10.929041	11.660109	6.69%	1,894,969
2005	9.424928	10.929041	15.96%	2,151,177
2004	8.197612	9.424928	14.97%	2,244,294
2003	6.353579	8.197612	29.02%	1,824,272
2002	8.451569	6.353579	-24.82%	1,236,136
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.266415	13.497864	-11.58%	1,351,793
2010	11.980028	15.266415	27.43%	1,594,785
2009	8.991264	11.980028	33.24%	1,792,685
2008	14.947253	8.991264	-39.85%	1,855,494
2007	13.314729	14.947253	12.26%	1,604,279
2006	12.814815	13.314729	3.90%	1,777,459
2005	11.478207	12.814815	11.64%	2,066,689
2004	10.154419	11.478207	13.04%	2,331,047
2003	7.562291	10.154419	34.28%	2,010,936
2002	9.776967	7.562291	-22.65%	1,480,678
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.818204	12.781258	-13.75%	210,042
2010	11.852276	14.818204	25.02%	254,721
2009	9.279402	11.852276	27.73%	264,946
2008	12.701985	9.279402	-26.95%	253,188
2007	13.397355	12.701985	-5.19%	217,555
2006	11.593147	13.397355	15.56%	221,393
2005	11.254677	11.593147	3.01%	214,762
2004*	10.000000	11.254677	12.55%	130,863
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.213043	13.028428	-8.33%	1,201,151
2010	12.106260	14.213043	17.40%	1,457,911
2009	9.665789	12.106260	25.25%	1,617,286
2008	14.766678	9.665789	-34.54%	1,749,898
2007	14.653936	14.766678	0.77%	1,631,416
2006	12.676536	14.653936	15.60%	1,825,435
2005	12.274232	12.676536	3.28%	2,151,819
2004	10.819919	12.274232	13.44%	2,312,031
2003	8.744370	10.819919	23.74%	1,863,263
2002	10.127390	8.744370	-13.66%	1,224,566

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.565299	21.616209	-8.27%	1,026,116
2010	21.936284	23.565299	7.43%	1,184,514
2009	17.746584	21.936284	23.61%	1,299,677
2008	24.193906	17.746584	-26.65%	1,355,671
2007	16.984344	24.193906	42.45%	1,256,382
2006	14.300116	16.984344	18.77%	1,216,493
2005	11.640367	14.300116	22.85%	1,147,188
2004	10.393551	11.640367	12.00%	1,066,380
2003	9.432127	10.393551	10.19%	871,021
2002	9.238561	9.432127	2.10%	431,826
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.173303	14.474870	2.13%	530,991
2010	12.243469	14.173303	15.76%	605,662
2009	10.939137	12.243469	11.92%	597,905
2008	14.007666	10.939137	-21.91%	635,988
2007	12.467641	14.007666	12.35%	656,540
2006	11.340897	12.467641	9.94%	722,517
2005	10.924693	11.340897	3.81%	783,365
2004	10.145300	10.924693	7.68%	820,236
2003	8.618002	10.145300	17.72%	667,040
2002	9.519267	8.618002	-9.47%	377,737
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.732639	15.627917	6.08%	873,326
2010	14.055095	14.732639	4.82%	967,277
2009	13.268099	14.055095	5.93%	849,950
2008	13.380718	13.268099	-0.84%	882,774
2007	12.810978	13.380718	4.45%	705,401
2006	12.432047	12.810978	3.05%	473,299
2005	12.376482	12.432047	0.45%	533,796
2004	12.052775	12.376482	2.69%	580,768
2003	11.703272	12.052775	2.99%	553,787
2002	10.864056	11.703272	7.72%	328,071
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.091677	11.146666	0.50%	1,313,422
2010	9.281311	11.091677	19.51%	1,567,741
2009	7.570668	9.281311	22.60%	1,602,662
2008	11.741350	7.570668	-35.52%	1,725,578
2007	10.417339	11.741350	12.71%	1,481,507
2006	9.008039	10.417339	15.64%	1,690,703
2005	8.359642	9.008039	7.76%	1,806,193
2004	7.718299	8.359642	8.31%	1,888,685
2003	6.658379	7.718299	15.92%	1,763,006
2002	8.595243	6.658379	-22.53%	1,020,498

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.662564	12.872365	-5.78%	206,608
2010	11.876971	13.662564	15.03%	237,002
2009	10.192414	11.876971	16.53%	225,572
2008	16.089651	10.192414	-36.65%	251,864
2007	13.946553	16.089651	15.37%	235,395
2006	12.171426	13.946553	14.58%	207,245
2005	10.893176	12.171426	11.73%	125,910
2004*	10.000000	10.893176	8.93%	58,230
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.324408	11.076727	-10.12%	139,743
2010	10.223052	12.324408	20.56%	168,105
2009	7.361817	10.223052	38.87%	166,642
2008	13.829581	7.361817	-46.77%	139,917
2007	9.247550	13.829581	49.55%	77,483
2006*	10.000000	9.247550	-7.52%	25,463
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.866288	-1.34%	9,345
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.340523	12.688708	-22.35%	229,336
2010	14.120859	16.340523	15.72%	300,653
2009	8.226778	14.120859	71.65%	326,632
2008	21.595448	8.226778	-61.91%	294,941
2007	15.224772	21.595448	41.84%	249,175
2006	12.272698	15.224772	24.05%	215,932
2005*	10.000000	12.272698	22.73%	120,713
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.354846	10.453356	0.95%	1,500,361
2010	9.304678	10.354846	11.29%	1,748,162
2009	7.407426	9.304678	25.61%	1,863,972
2008	11.759218	7.407426	-37.01%	2,058,517
2007	9.455939	11.759218	21.50%	1,896,573
2006	9.106919	9.455939	3.83%	2,220,742
2005	8.282499	9.106919	9.95%	2,490,494
2004	8.110613	8.282499	2.12%	2,663,482
2003	6.667554	8.110613	21.64%	2,177,922
2002	8.570560	6.667554	-22.20%	1,070,286
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.498801	20.288916	4.05%	513,299
2010	17.173746	19.498801	13.54%	607,039
2009	11.865482	17.173746	44.74%	627,673
2008	15.353443	11.865482	-22.72%	533,490
2007	14.955579	15.353443	2.66%	525,932
2006	13.720700	14.955579	9.00%	525,962
2005	13.535400	13.720700	1.37%	547,019
2004	12.463553	13.535400	8.60%	592,943
2003	10.530181	12.463553	18.36%	467,132
2002	10.872733	10.530181	-3.15%	260,744

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.899139	13.534312	-14.87%	138,336
2010	14.097206	15.899139	12.78%	164,891
2009	10.412215	14.097206	35.39%	180,152
2008	18.243344	10.412215	-42.93%	175,760
2007	16.797332	18.243344	8.61%	188,108
2006	13.109644	16.797332	28.13%	177,494
2005	11.930012	13.109644	9.89%	124,472
2004*	10.000000	11.930012	19.30%	66,618
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.798602	10.809216	-8.39%	346,182
2010	10.398199	11.798602	13.47%	447,336
2009	8.289914	10.398199	25.43%	472,003
2008	14.495992	8.289914	-42.81%	468,567
2007	12.090801	14.495992	19.89%	444,419
2006	10.109478	12.090801	19.60%	454,566
2005	8.780285	10.109478	15.14%	467,212
2004	7.791669	8.780285	12.69%	506,190
2003	6.311001	7.791669	23.46%	364,813
2002	7.800511	6.311001	-19.10%	215,373
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.136354	1.36%	12,326
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.600243	14.339752	-8.08%	39,429
2010	11.204026	15.600243	39.24%	55,166
2009	8.022151	11.204026	39.66%	34,910
2008	15.617688	8.022151	-48.63%	32,121
2007	14.837690	15.617688	5.26%	24,929
2006	13.370162	14.837690	10.98%	32,767
2005	11.190148	13.370162	19.48%	26,470
2004*	10.000000	11.190148	11.90%	13,595
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.109723	15.835673	-1.70%	113,020
2010	12.387745	16.109723	30.05%	141,988
2009	8.544674	12.387745	44.98%	114,659
2008	13.554926	8.544674	-36.96%	113,808
2007	12.177178	13.554926	11.31%	131,526
2006	11.347482	12.177178	7.31%	76,341
2005*	10.000000	11.347482	13.47%	40,744
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.958026	10.834512	-1.13%	431,500
2010	11.077170	10.958026	-1.08%	487,074
2009	11.093039	11.077170	-0.14%	502,104
2008	10.982196	11.093039	1.01%	640,564
2007	10.620414	10.982196	3.41%	286,348
2006	10.298951	10.620414	3.12%	200,960
2005	10.165326	10.298951	1.31%	113,134
2004	10.212781	10.165326	-0.46%	110,839
2003	10.278641	10.212781	-0.64%	169,039
2002	10.281111	10.278641	-0.02%	209,335

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.208620	14.749049	3.80%	70,073
2010	11.185033	14.208620	27.03%	71,259
2009	9.153113	11.185033	22.20%	89,710
2008	14.476877	9.153113	-36.77%	105,429
2007	17.449717	14.476877	-17.04%	111,327
2006	13.569579	17.449717	28.59%	132,286
2005	12.385543	13.569579	9.56%	94,912
2004*	10.000000	12.385543	23.86%	38,757
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.799070	13.785455	-6.85%	571,995
2010	13.277750	14.799070	11.46%	691,968
2009	9.338227	13.277750	42.19%	670,850
2008	14.289794	9.338227	-34.65%	669,274
2007	11.624346	14.289794	22.93%	649,016
2006	10.901021	11.624346	6.64%	684,157
2005	9.405497	10.901021	15.90%	763,389
2004	8.184852	9.405497	14.91%	792,110
2003	6.346896	8.184852	28.96%	631,914
2002	8.446945	6.346896	-24.86%	325,264
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.188683	13.422367	-11.63%	552,020
2010	11.925057	15.188683	27.37%	669,335
2009	8.954537	11.925057	33.17%	726,560
2008	14.893754	8.954537	-39.88%	707,326
2007	13.273822	14.893754	12.20%	673,776
2006	12.781904	13.273822	3.85%	742,215
2005	11.454506	12.781904	11.59%	894,378
2004	10.138579	11.454506	12.98%	976,777
2003	7.554308	10.138579	34.21%	813,462
2002	9.771600	7.554308	-22.69%	418,064
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.768374	12.731847	-13.79%	76,645
2010	11.818393	14.768374	24.96%	82,790
2009	9.257553	11.818393	27.66%	75,638
2008	12.678494	9.257553	-26.98%	80,472
2007	13.379383	12.678494	-5.24%	73,250
2006	11.583437	13.379383	15.50%	81,559
2005	11.250918	11.583437	2.96%	69,861
2004*	10.000000	11.250918	12.51%	52,966
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.143718	12.958330	-8.38%	611,866
2010	12.053304	14.143718	17.34%	674,818
2009	9.628373	12.053304	25.19%	677,019
2008	14.716980	9.628373	-34.58%	701,615
2007	14.612037	14.716980	0.72%	677,583
2006	12.646662	14.612037	15.54%	736,702
2005	12.251481	12.646662	3.23%	887,169
2004	10.805331	12.251481	13.38%	923,806
2003	8.736990	10.805331	23.67%	687,105
2002	10.123964	8.736990	-13.70%	361,167

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	104,243
2010	21.835756	23.445457	7.37%	133,069
2009	17.674192	21.835756	23.55%	160,031
2008	24.107427	17.674192	-26.69%	136,376
2007	16.932234	24.107427	42.38%	91,597
2006	14.263441	16.932234	18.71%	87,032
2005	11.616363	14.263441	22.79%	84,678
2004	10.377361	11.616363	11.94%	76,200
2003	9.422201	10.377361	10.14%	62,965
2002	9.233503	9.422201	2.04%	35,253
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101184	14.393951	2.08%	34,224
2010	12.187343	14.101184	15.70%	38,906
2009	10.894499	12.187343	11.87%	47,116
2008	13.957586	10.894499	-21.95%	58,046
2007	12.429399	13.957586	12.29%	47,419
2006	11.311806	12.429399	9.88%	47,831
2005	10.902171	11.311806	3.76%	48,958
2004	10.129507	10.902171	7.63%	47,646
2003	8.608933	10.129507	17.66%	29,717
2002	9.514063	8.608933	-9.51%	21,980
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.657750	15.540629	6.02%	62,703
2010	13.990719	14.657750	4.77%	78,407
2009	13.214006	13.990719	5.88%	80,267
2008	13.332908	13.214006	-0.89%	77,336
2007	12.771687	13.332908	4.39%	62,762
2006	12.400171	12.771687	3.00%	51,550
2005	12.350979	12.400171	0.40%	52,606
2004	12.034015	12.350979	2.63%	49,065
2003	11.690957	12.034015	2.93%	42,311
2002	10.858121	11.690957	7.67%	28,738
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.035256	11.084368	0.45%	92,095
2010	9.238765	11.035256	19.45%	119,513
2009	7.539773	9.238765	22.53%	156,631
2008	11.699359	7.539773	-35.55%	164,079
2007	10.385371	11.699359	12.65%	102,743
2006	8.984926	10.385371	15.59%	111,315
2005	8.342395	8.984926	7.70%	116,920
2004	7.706275	8.342395	8.25%	126,691
2003	6.651356	7.706275	15.86%	113,306
2002	8.590536	6.651356	-22.57%	88,619

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.616581	12.822563	-5.83%	12,506
2010	11.842989	13.616581	14.98%	12,998
2009	10.168397	11.842989	16.47%	18,072
2008	16.059891	10.168397	-36.68%	14,966
2007	13.927831	16.059891	15.31%	8,940
2006	12.161212	13.927831	14.53%	7,958
2005	10.889524	12.161212	11.68%	3,674
2004*	10.000000	10.889524	8.90%	1,442
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295281	11.044965	-10.17%	12,067
2010	10.204060	12.295281	20.49%	14,172
2009	7.351862	10.204060	38.80%	12,363
2008	13.817893	7.351862	-46.79%	4,589
2007	9.244437	13.817893	49.47%	2,421
2006*	10.000000	9.244437	-7.56%	878
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.862979	-1.37%	1,384
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.294435	12.646540	-22.39%	27,995
2010	14.088146	16.294435	15.66%	32,929
2009	8.211874	14.088146	71.56%	37,734
2008	21.567268	8.211874	-61.92%	28,978
2007	15.212637	21.567268	41.77%	15,180
2006	12.269102	15.212637	23.99%	12,480
2005*	10.000000	12.269102	22.69%	7,110
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302143	10.394903	0.90%	120,607
2010	9.262002	10.302143	11.23%	147,405
2009	7.377185	9.262002	25.55%	178,161
2008	11.717152	7.377185	-37.04%	184,511
2007	9.426908	11.717152	21.44%	137,230
2006	9.083547	9.426908	3.78%	149,347
2005	8.265413	9.083547	9.90%	163,225
2004	8.097972	8.265413	2.07%	173,405
2003	6.660519	8.097972	21.58%	151,846
2002	8.565867	6.660519	-22.24%	95,998
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.399657	20.175574	4.00%	36,196
2010	17.095068	19.399657	13.48%	41,483
2009	11.817089	17.095068	44.66%	50,107
2008	15.298564	11.817089	-22.76%	53,703
2007	14.909699	15.298564	2.61%	36,742
2006	13.685516	14.909699	8.95%	35,035
2005	13.507495	13.685516	1.32%	35,047
2004	12.444145	13.507495	8.54%	33,620
2003	10.519093	12.444145	18.30%	25,765
2002	10.866781	10.519093	-3.20%	10,760

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.845652	13.481959	-14.92%	13,537
2010	14.056891	15.845652	12.73%	12,786
2009	10.387686	14.056891	35.32%	13,204
2008	18.209601	10.387686	-42.95%	15,012
2007	16.774794	18.209601	8.55%	10,709
2006	13.098654	16.774794	28.07%	11,095
2005	11.926028	13.098654	9.83%	8,654
2004*	10.000000	11.926028	19.26%	1,864
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738553	10.748764	-8.43%	42,912
2010	10.350505	11.738553	13.41%	50,154
2009	8.256069	10.350505	25.37%	60,142
2008	14.444150	8.256069	-42.84%	56,089
2007	12.053681	14.444150	19.83%	28,186
2006	10.083529	12.053681	19.54%	26,440
2005	8.762162	10.083529	15.08%	31,143
2004	7.779518	8.762162	12.63%	33,892
2003	6.304344	7.779518	23.40%	34,547
2002	7.796236	6.304344	-19.14%	17,446
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.132959	1.33%	713
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.547749	14.284267	-8.13%	8,239
2010	11.171963	15.547749	39.17%	7,430
2009	8.003237	11.171963	39.59%	8,387
2008	15.588775	8.003237	-48.66%	7,177
2007	14.817761	15.588775	5.20%	4,284
2006	13.358941	14.817761	10.92%	3,617
2005	11.186397	13.358941	19.42%	3,772
2004*	10.000000	11.186397	11.86%	1,609
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.064261	15.783008	-1.75%	12,858
2010	12.359027	16.064261	29.98%	15,904
2009	8.529179	12.359027	44.90%	16,806
2008	13.537212	8.529179	-36.99%	15,763
2007	12.167455	13.537212	11.26%	9,268
2006	11.344145	12.167455	7.26%	7,273
2005*	10.000000	11.344145	13.44%	6,174

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902264	10.773953	-1.18%	16,419
2010	11.026382	10.902264	-1.13%	17,878
2009	11.047768	11.026382	-0.19%	25,606
2008	10.942913	11.047768	0.96%	51,111
2007	10.587809	10.942913	3.35%	12,072
2006	10.272515	10.587809	3.07%	9,685
2005	10.144352	10.272515	1.26%	6,905
2004	10.196865	10.144352	-0.51%	8,784
2003	10.267819	10.196865	-0.69%	12,136
2002	10.275484	10.267819	-0.07%	42,296
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.162571	14.693830	3.75%	9,582
2010	11.154422	14.162571	26.97%	9,303
2009	9.132678	11.154422	22.14%	12,135
2008	14.451912	9.132678	-36.81%	10,896
2007	17.428504	14.451912	-17.08%	5,362
2006	13.559914	17.428504	28.53%	3,707
2005	12.382955	13.559914	9.50%	3,287
2004*	10.000000	12.382955	23.83%	1,401
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.723734	13.708353	-6.90%	58,783
2010	13.216844	14.723734	11.40%	71,069
2009	9.300091	13.216844	42.12%	78,769
2008	14.238658	9.300091	-34.68%	81,262
2007	11.588637	14.238658	22.87%	70,044
2006	10.873008	11.588637	6.58%	72,673
2005	9.386064	10.873008	15.84%	74,912
2004	8.172078	9.386064	14.86%	71,751
2003	6.340194	8.172078	28.89%	57,177
2002	8.442316	6.340194	-24.90%	38,532
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.111435	13.347348	-11.67%	50,958
2010	11.870403	15.111435	27.30%	60,006
2009	8.918006	11.870403	33.11%	74,627
2008	14.840515	8.918006	-39.91%	74,279
2007	13.233103	14.840515	12.15%	56,757
2006	12.749111	13.233103	3.80%	61,038
2005	11.430870	12.749111	11.53%	68,387
2004	10.122782	11.430870	12.92%	73,091
2003	7.546353	10.122782	34.14%	60,843
2002	9.766240	7.546353	-22.73%	41,147
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.718680	12.682597	-13.83%	5,750
2010	11.784563	14.718680	24.90%	5,783
2009	9.235729	11.784563	27.60%	9,701
2008	12.655021	9.235729	-27.02%	8,313
2007	13.361412	12.655021	-5.29%	6,979
2006	11.573723	13.361412	15.45%	6,900
2005	11.247156	11.573723	2.90%	6,079
2004*	10.000000	11.247156	12.47%	3,074

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.074640	12.888532	-8.43%	33,521
2010	12.000501	14.074640	17.28%	40,551
2009	9.591048	12.000501	25.12%	48,332
2008	14.667394	9.591048	-34.61%	48,464
2007	14.570214	14.667394	0.67%	41,626
2006	12.616841	14.570214	15.48%	41,990
2005	12.228753	12.616841	3.17%	55,678
2004	10.790735	12.228753	13.33%	57,684
2003	8.729604	10.790735	23.61%	38,522
2002	10.120543	8.729604	-13.74%	23,809

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.326248	21.375327	-8.36%	121,498
2010	21.735727	23.326248	7.32%	175,648
2009	17.602129	21.735727	23.48%	191,900
2008	24.021310	17.602129	-26.72%	164,044
2007	16.880323	24.021310	42.30%	144,940
2006	14.226887	16.880323	18.65%	167,364
2005	11.592436	14.226887	22.73%	147,497
2004	10.361219	11.592436	11.88%	127,874
2003	9.412290	10.361219	10.08%	122,847
2002	9.228454	9.412290	1.99%	54,481
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.029385	14.313430	2.02%	47,208
2010	12.131406	14.029385	15.65%	78,851
2009	10.849984	12.131406	11.81%	97,715
2008	13.907597	10.849984	-21.99%	83,389
2007	12.391179	13.907597	12.24%	83,960
2006	11.282722	12.391179	9.82%	127,099
2005	10.879631	11.282722	3.71%	133,763
2004	10.113679	10.879631	7.57%	125,922
2003	8.599845	10.113679	17.60%	117,047
2002	9.508841	8.599845	-9.56%	79,913
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.583136	15.453728	5.97%	114,271
2010	13.926545	14.583136	4.71%	138,393
2009	13.160047	13.926545	5.82%	150,088
2008	13.285195	13.160047	-0.94%	130,216
2007	12.732458	13.285195	4.34%	76,277
2006	12.368316	12.732458	2.94%	77,153
2005	12.325480	12.368316	0.35%	81,882
2004	12.015258	12.325480	2.58%	100,613
2003	11.678654	12.015258	2.88%	128,233
2002	10.852177	11.678654	7.62%	123,565
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.979081	11.022379	0.39%	149,403
2010	9.196385	10.979081	19.38%	187,943
2009	7.508986	9.196385	22.47%	238,701
2008	11.657498	7.508986	-35.59%	230,456
2007	10.353475	11.657498	12.60%	194,406
2006	8.961854	10.353475	15.53%	275,491
2005	8.325166	8.961854	7.65%	296,436
2004	7.694257	8.325166	8.20%	331,579
2003	6.644342	7.694257	15.80%	351,393
2002	8.585833	6.644342	-22.61%	304,731

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.570735	12.772933	-5.88%	17,733
2010	11.809082	13.570735	14.92%	24,265
2009	10.144428	11.809082	16.41%	31,780
2008	16.030149	10.144428	-36.72%	37,296
2007	13.909121	16.030149	15.25%	28,110
2006	12.151017	13.909121	14.47%	26,568
2005	10.885888	12.151017	11.62%	15,078
2004*	10.000000	10.885888	8.86%	2,135
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.266258	11.013328	-10.21%	13,643
2010	10.185117	12.266258	20.43%	21,714
2009	7.341931	10.185117	38.73%	25,463
2008	13.806236	7.341931	-46.82%	19,418
2007	9.241332	13.806236	49.40%	4,476
2006*	10.000000	9.241332	-7.59%	1,127
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.859669	-1.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.248419	12.604435	-22.43%	23,981
2010	14.055461	16.248419	15.60%	36,098
2009	8.196967	14.055461	71.47%	41,820
2008	21.539070	8.196967	-61.94%	36,519
2007	15.200491	21.539070	41.70%	33,392
2006	12.265498	15.200491	23.93%	40,161
2005*	10.000000	12.265498	22.65%	20,990
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249696	10.336767	0.85%	161,601
2010	9.219513	10.249696	11.17%	206,906
2009	7.347056	9.219513	25.49%	249,215
2008	11.675217	7.347056	-37.07%	240,936
2007	9.397938	11.675217	21.38%	206,229
2006	9.060211	9.397938	3.73%	284,243
2005	8.248340	9.060211	9.84%	344,171
2004	8.085336	8.248340	2.02%	382,709
2003	6.653494	8.085336	21.52%	452,208
2002	8.561160	6.653494	-22.28%	293,202
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.300945	20.062784	3.95%	66,337
2010	17.016685	19.300945	13.42%	86,476
2009	11.768847	17.016685	44.59%	101,452
2008	15.243828	11.768847	-22.80%	97,702
2007	14.863921	15.243828	2.56%	77,937
2006	13.650374	14.863921	8.89%	83,536
2005	13.479624	13.650374	1.27%	90,442
2004	12.424751	13.479624	8.49%	112,265
2003	10.508012	12.424751	18.24%	115,892
2002	10.860827	10.508012	-3.25%	80,431

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.792337	13.429803	-14.96%	11,903
2010	14.016659	15.792337	12.67%	16,615
2009	10.363206	14.016659	35.25%	22,493
2008	18.175899	10.363206	-42.98%	19,574
2007	16.752279	18.175899	8.50%	18,373
2006	13.087674	16.752279	28.00%	21,380
2005	11.922044	13.087674	9.78%	19,776
2004*	10.000000	11.922044	19.22%	6,059
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.678793	10.688641	-8.48%	35,245
2010	10.303013	11.678793	13.35%	46,507
2009	8.222343	10.303013	25.31%	56,371
2008	14.392435	8.222343	-42.87%	49,922
2007	12.016638	14.392435	19.77%	45,549
2006	10.057615	12.016638	19.48%	47,693
2005	8.744060	10.057615	15.02%	44,216
2004	7.767374	8.744060	12.57%	55,520
2003	6.297690	7.767374	23.34%	81,431
2002	7.791956	6.297690	-19.18%	61,824
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.129561	1.30%	2,793
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.495410	14.228995	-8.17%	3,694
2010	11.139985	15.495410	39.10%	5,827
2009	7.984362	11.139985	39.52%	5,042
2008	15.559921	7.984362	-48.69%	7,118
2007	14.797860	15.559921	5.15%	3,549
2006	13.347741	14.797860	10.86%	2,207
2005	11.182656	13.347741	19.36%	754
2004*	10.000000	11.182656	11.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.018904	15.730501	-1.80%	15,791
2010	12.330367	16.018904	29.91%	17,434
2009	8.513709	12.330367	44.83%	18,890
2008	13.519516	8.513709	-37.03%	16,389
2007	12.157736	13.519516	11.20%	13,195
2006	11.340809	12.157736	7.20%	11,615
2005*	10.000000	11.340809	13.41%	1,517
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.846769	10.713701	-1.23%	28,574
2010	10.975807	10.846769	-1.18%	46,671
2009	11.002663	10.975807	-0.24%	25,835
2008	10.903753	11.002663	0.91%	49,587
2007	10.555291	10.903753	3.30%	45,660
2006	10.246137	10.555291	3.02%	32,369
2005	10.123413	10.246137	1.21%	20,780
2004	10.180970	10.123413	-0.57%	35,665
2003	10.257003	10.180970	-0.74%	36,734
2002	10.269857	10.257003	-0.13%	44,932

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.116649	14.638791	3.70%	7,786
2010	11.123878	14.116649	26.90%	10,181
2009	9.112288	11.123878	22.08%	11,157
2008	14.426988	9.112288	-36.84%	9,699
2007	17.407306	14.426988	-17.12%	8,781
2006	13.550249	17.407306	28.46%	11,743
2005	12.380383	13.550249	9.45%	10,649
2004*	10.000000	12.380383	23.80%	3,488
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.648710	13.631608	-6.94%	47,288
2010	13.156147	14.648710	11.34%	66,754
2009	9.262066	13.156147	42.04%	83,683
2008	14.187653	9.262066	-34.72%	84,094
2007	11.553007	14.187653	22.80%	72,931
2006	10.845065	11.553007	6.53%	68,044
2005	9.366671	10.845065	15.78%	61,555
2004	8.159305	9.366671	14.80%	64,477
2003	6.333495	8.159305	28.83%	60,680
2002	8.437671	6.333495	-24.94%	49,721
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.034472	13.272659	-11.72%	64,136
2010	11.815906	15.034472	27.24%	86,455
2009	8.881554	11.815906	33.04%	97,074
2008	14.787343	8.881554	-39.94%	98,620
2007	13.192403	14.787343	12.09%	78,447
2006	12.716331	13.192403	3.74%	82,356
2005	11.407238	12.716331	11.48%	86,877
2004	10.106971	11.407238	12.87%	110,535
2003	7.538379	10.106971	34.07%	120,896
2002	9.760884	7.538379	-22.77%	117,670
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.669114	12.633495	-13.88%	9,816
2010	11.750829	14.669114	24.83%	14,721
2009	9.213958	11.750829	27.53%	15,701
2008	12.631612	9.213958	-27.06%	17,238
2007	13.343490	12.631612	-5.34%	19,478
2006	11.564019	13.343490	15.39%	22,336
2005	11.243395	11.564019	2.85%	26,173
2004*	10.000000	11.243395	12.43%	5,800
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.005952	12.819149	-8.47%	41,018
2010	11.947985	14.005952	17.22%	55,031
2009	9.553907	11.947985	25.06%	70,381
2008	14.618006	9.553907	-34.64%	57,946
2007	14.528554	14.618006	0.62%	64,102
2006	12.587104	14.528554	15.42%	109,866
2005	12.206089	12.587104	3.12%	118,245
2004	10.776187	12.206089	13.27%	134,072
2003	8.722234	10.776187	23.55%	116,085
2002	10.117119	8.722234	-13.79%	78,312

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.207443	21.255696	-8.41%	16,562
2010	21.635967	23.207443	7.26%	15,812
2009	17.530208	21.635967	23.42%	24,692
2008	23.935284	17.530208	-26.76%	23,972
2007	16.828432	23.935284	42.23%	22,253
2006	14.190309	16.828432	18.59%	21,238
2005	11.568462	14.190309	22.66%	20,182
2004	10.345032	11.568462	11.83%	21,551
2003	9.402360	10.345032	10.03%	19,253
2002	9.223403	9.402360	1.94%	6,622
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.957983	14.233388	1.97%	17,889
2010	12.075777	13.957983	15.59%	17,810
2009	10.805705	12.075777	11.75%	31,195
2008	13.857857	10.805705	-22.02%	33,748
2007	12.353145	13.857857	12.18%	11,746
2006	11.253763	12.353145	9.77%	11,606
2005	10.857178	11.253763	3.65%	13,770
2004	10.097924	10.857178	7.52%	13,982
2003	8.590781	10.097924	17.54%	13,426
2002	9.503627	8.590781	-9.61%	5,684
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.508882	15.367275	5.92%	19,138
2010	13.862661	14.508882	4.66%	20,478
2009	13.106322	13.862661	5.77%	35,702
2008	13.237654	13.106322	-0.99%	36,208
2007	12.693350	13.237654	4.29%	24,859
2006	12.336556	12.693350	2.89%	13,654
2005	12.300033	12.336556	0.30%	14,388
2004	11.996522	12.300033	2.53%	17,278
2003	11.666352	11.996522	2.83%	20,486
2002	10.846230	11.666352	7.56%	14,405
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.923138	10.960674	0.34%	15,890
2010	9.154142	10.923138	19.32%	14,300
2009	7.478280	9.154142	22.41%	41,149
2008	11.615734	7.478280	-35.62%	37,600
2007	10.321630	11.615734	12.54%	29,684
2006	8.938796	10.321630	15.47%	31,791
2005	8.307945	8.938796	7.59%	31,855
2004	7.682232	8.307945	8.14%	32,492
2003	6.637318	7.682232	15.74%	33,102
2002	8.581115	6.637318	-22.65%	3,358

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.525052	12.723510	-5.93%	4,161
2010	11.775283	13.525052	14.86%	3,433
2009	10.120509	11.775283	16.35%	2,771
2008	16.000468	10.120509	-36.75%	4,584
2007	13.890428	16.000468	15.19%	5,620
2006	12.140810	13.890428	14.41%	4,740
2005	10.882240	12.140810	11.57%	3,150
2004*	10.000000	10.882240	8.82%	2,090
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.237289	10.981767	-10.26%	108
2010	10.166203	12.237289	20.37%	108
2009	7.332010	10.166203	38.66%	873
2008	13.794577	7.332010	-46.85%	745
2007	9.238229	13.794577	49.32%	108
2006*	10.000000	9.238229	-7.62%	108
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.856361	-1.44%	179
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.202496	12.562453	-22.47%	5,650
2010	14.022839	16.202496	15.54%	4,583
2009	8.182088	14.022839	71.38%	10,936
2008	21.510935	8.182088	-61.96%	5,168
2007	15.188357	21.510935	41.63%	5,086
2006	12.261894	15.188357	23.87%	4,122
2005*	10.000000	12.261894	22.62%	2,874
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.197493	10.278930	0.80%	34,751
2010	9.177195	10.197493	11.12%	34,956
2009	7.317036	9.177195	25.42%	82,553
2008	11.633411	7.317036	-37.10%	76,389
2007	9.369062	11.633411	21.31%	45,935
2006	9.036921	9.369062	3.68%	48,038
2005	8.231292	9.036921	9.79%	48,727
2004	8.072716	8.231292	1.96%	50,298
2003	6.646466	8.072716	21.46%	49,634
2002	8.556462	6.646466	-22.32%	5,332
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.202657	19.950532	3.89%	10,819
2010	16.938603	19.202657	13.37%	10,928
2009	11.720781	16.938603	44.52%	23,375
2008	15.189273	11.720781	-22.84%	21,469
2007	14.818270	15.189273	2.50%	5,334
2006	13.615318	14.818270	8.84%	5,892
2005	13.451793	13.615318	1.22%	5,914
2004	12.405382	13.451793	8.44%	15,068
2003	10.496947	12.405382	18.18%	11,181
2002	10.854883	10.496950	-3.30%	5,469

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.739132	13.377786	-15.00%	1,250
2010	13.976506	15.739132	12.61%	1,660
2009	10.338765	13.976506	35.19%	2,641
2008	18.142251	10.338765	-43.01%	1,884
2007	16.729764	18.142251	8.44%	1,928
2006	13.076681	16.729764	27.94%	2,536
2005	11.918039	13.076681	9.72%	1,709
2004*	10.000000	11.918039	19.18%	878
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.619294	10.628804	-8.52%	772
2010	10.255711	11.619294	13.30%	268
2009	8.188744	10.255711	25.24%	1,451
2008	14.340908	8.188744	-42.90%	3,017
2007	11.979714	14.340908	19.71%	1,829
2006	10.031774	11.979714	19.42%	1,694
2005	8.725999	10.031774	14.96%	1,680
2004	7.755258	8.725999	12.52%	3,485
2003	6.291055	7.755258	23.27%	3,635
2002	7.787689	6.291055	-19.22%	3,633
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.126160	1.26%	322
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.443225	14.173890	-8.22%	2,084
2010	11.108080	15.443225	39.03%	2,667
2009	7.965527	11.108080	39.45%	1,217
2008	15.531106	7.965527	-48.71%	1,975
2007	14.777983	15.531106	5.10%	1,125
2006	13.336548	14.777983	10.81%	2,385
2005	11.178915	13.336548	19.30%	1,270
2004*	10.000000	11.178915	11.79%	1,027
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.973683	15.678162	-1.85%	5,497
2010	12.301781	15.973683	29.85%	5,092
2009	8.498265	12.301781	44.76%	606
2008	13.501849	8.498265	-37.06%	604
2007	12.148029	13.501849	11.14%	679
2006	11.337478	12.148029	7.15%	679
2005*	10.000000	11.337478	13.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.791524	10.653751	-1.28%	18,906
2010	10.925440	10.791524	-1.23%	9,428
2009	10.957721	10.925440	-0.29%	10,281
2008	10.864716	10.957721	0.86%	3,247
2007	10.522862	10.864716	3.25%	4,130
2006	10.219817	10.522862	2.97%	3,062
2005	10.102508	10.219817	1.16%	3,079
2004	10.165093	10.102508	-0.62%	6,328
2003	10.246194	10.165093	-0.79%	3,495
2002	10.264231	10.246194	-0.18%	3,495

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.070885	14.583961	3.65%	189
2010	11.093411	14.070885	26.84%	0
2009	9.091936	11.093411	22.01%	0
2008	14.402082	9.091936	-36.87%	0
2007	17.386111	14.402082	-17.16%	1,865
2006	13.540583	17.386111	28.40%	2,224
2005	12.377794	13.540583	9.39%	2,443
2004*	10.000000	12.377794	23.78%	7,176
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.574112	13.555336	-6.99%	13,472
2010	13.095777	14.574112	11.29%	13,767
2009	9.224232	13.095777	41.97%	20,039
2008	14.136853	9.224232	-34.75%	17,346
2007	11.517497	14.136853	22.74%	4,671
2006	10.817185	11.517497	6.47%	5,197
2005	9.347310	10.817185	15.73%	8,046
2004	8.146577	9.347310	14.74%	15,998
2003	6.326811	8.146577	28.76%	4,370
2002	8.433042	6.326811	-24.98%	385
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.957887	13.198373	-11.76%	4,686
2010	11.761678	14.957887	27.17%	4,691
2009	8.845278	11.761678	32.97%	5,123
2008	14.734439	8.845278	-39.97%	3,029
2007	13.151898	14.734439	12.03%	5,148
2006	12.683696	13.151898	3.69%	5,265
2005	11.383699	12.683696	11.42%	6,081
2004	10.091222	11.383699	12.81%	6,237
2003	7.530437	10.091222	34.01%	5,899
2002	9.755535	7.530437	-22.81%	2,498
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.619695	12.584556	-13.92%	435
2010	11.717157	14.619695	24.77%	1,952
2009	9.192206	11.717157	27.47%	221
2008	12.608189	9.192206	-27.09%	224
2007	13.325538	12.608189	-5.38%	234
2006	11.554303	13.325538	15.33%	280
2005	11.239625	11.554303	2.80%	267
2004*	10.000000	11.239625	12.40%	93
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.937519	12.750071	-8.52%	5,805
2010	11.895605	13.937519	17.17%	5,249
2009	9.516843	11.895605	25.00%	21,320
2008	14.568681	9.516843	-34.68%	23,505
2007	14.486906	14.568681	0.56%	20,669
2006	12.557365	14.486906	15.37%	21,414
2005	12.183405	12.557365	3.07%	22,814
2004	10.761614	12.183405	13.21%	29,070
2003	8.714853	10.761614	23.49%	22,811
2002	10.113681	8.714853	-13.83%	4,867

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.089227	21.136731	-8.46%	73,830
2010	21.536641	23.089227	7.21%	100,514
2009	17.458570	21.536641	23.36%	106,422
2008	23.849566	17.458570	-26.80%	93,407
2007	16.776691	23.849566	42.16%	71,017
2006	14.153834	16.776691	18.53%	68,727
2005	11.544564	14.153834	22.60%	66,868
2004	10.328889	11.544564	11.77%	65,804
2003	9.392441	10.328889	9.97%	66,361
2002	9.218335	9.392441	1.89%	46,390
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.886852	14.153707	1.92%	30,014
2010	12.020317	13.886852	15.53%	49,708
2009	10.761534	12.020317	11.70%	61,013
2008	13.808231	10.761534	-22.06%	42,284
2007	12.315181	13.808231	12.12%	28,672
2006	11.224846	12.315181	9.71%	31,081
2005	10.834754	11.224846	3.60%	30,958
2004	10.082166	10.834754	7.46%	31,039
2003	8.581727	10.082166	17.48%	30,310
2002	9.498424	8.581727	-9.65%	19,589
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.434968	15.281270	5.86%	51,260
2010	13.799018	14.434968	4.61%	56,133
2009	13.052756	13.799018	5.72%	62,710
2008	13.190241	13.052756	-1.04%	66,026
2007	12.654334	13.190241	4.23%	33,958
2006	12.304866	12.654334	2.84%	29,334
2005	12.274629	12.304866	0.25%	26,626
2004	11.977814	12.274629	2.48%	26,856
2003	11.654058	11.977814	2.78%	34,253
2002	10.840295	11.654058	7.51%	31,661
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.867496	10.899331	0.29%	122,685
2010	9.112126	10.867496	19.26%	141,776
2009	7.447726	9.112126	22.35%	153,590
2008	11.574141	7.447726	-35.65%	148,428
2007	10.289913	11.574141	12.48%	120,298
2006	8.915827	10.289913	15.41%	125,712
2005	8.290791	8.915827	7.54%	127,102
2004	7.670241	8.290791	8.09%	128,496
2003	6.630316	7.670241	15.68%	133,798
2002	8.576410	6.630316	-22.69%	78,960

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.479459	12.674199	-5.97%	23,702
2010	11.741533	13.479459	14.80%	24,087
2009	10.096623	11.741533	16.29%	21,313
2008	15.970821	10.096623	-36.78%	20,348
2007	13.871751	15.970821	15.13%	10,877
2006	12.130615	13.871751	14.35%	9,940
2005	10.878591	12.130615	11.51%	6,333
2004*	10.000000	10.878591	8.79%	2,653
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.208363	10.950257	-10.31%	7,553
2010	10.147310	12.208363	20.31%	8,733
2009	7.322087	10.147310	38.58%	11,083
2008	13.782912	7.322087	-46.88%	13,788
2007	9.235115	13.782912	49.24%	11,021
2006*	10.000000	9.235115	-7.65%	1,436
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.853047	-1.47%	148
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.156723	12.520623	-22.51%	20,142
2010	13.990288	16.156723	15.49%	21,531
2009	8.167233	13.990288	71.30%	25,573
2008	21.482800	8.167233	-61.98%	23,787
2007	15.176222	21.482800	41.56%	14,957
2006	12.258287	15.176222	23.80%	8,832
2005*	10.000000	12.258287	22.58%	8,264
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145480	10.221319	0.75%	134,179
2010	9.135013	10.145480	11.06%	150,879
2009	7.287096	9.135013	25.36%	172,730
2008	11.591708	7.287096	-37.14%	172,179
2007	9.340232	11.591708	21.25%	131,393
2006	9.013667	9.340232	3.62%	135,078
2005	8.214264	9.013667	9.73%	142,815
2004	8.060111	8.214264	1.91%	159,314
2003	6.639456	8.060111	21.40%	139,959
2002	8.551777	6.639456	-22.36%	93,704
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.104821	19.838867	3.84%	30,470
2010	16.860828	19.104821	13.31%	59,899
2009	11.672865	16.860828	44.44%	42,976
2008	15.134858	11.672865	-22.87%	37,038
2007	14.772705	15.134858	2.45%	16,115
2006	13.580319	14.772705	8.78%	17,518
2005	13.424002	13.580319	1.16%	21,210
2004	12.386029	13.424002	8.38%	18,397
2004	7.743155	8.707966	12.46%	22,272
2003	10.485875	12.386029	18.12%	17,438
2002	10.848937	10.485875	-3.35%	13,498

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.686119	13.325980	-15.05%	10,776
2010	13.936483	15.686119	12.55%	7,327
2009	10.314372	13.936483	35.12%	6,167
2008	18.108636	10.314372	-43.04%	8,678
2007	16.707281	18.108636	8.39%	12,795
2006	13.065701	16.707281	27.87%	14,875
2005	11.914060	13.065701	9.67%	11,935
2004*	10.000000	11.914060	19.14%	1,408
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.560074	10.569288	-8.57%	23,651
2010	10.208611	11.560074	13.24%	24,396
2009	8.155274	10.208611	25.18%	36,669
2008	14.289549	8.155274	-42.93%	33,000
2007	11.942881	14.289549	19.65%	14,424
2006	10.005986	11.942881	19.36%	12,253
2005	8.707966	10.005986	14.91%	13,231
2004	7.743155	8.707966	12.46%	22,272
2003	6.284412	7.743155	23.21%	23,101
2002	7.783412	6.284412	-19.26%	22,621
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.122762	1.23%	7,193
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.391166	14.118967	-8.27%	5,158
2010	11.076239	15.391166	38.96%	5,421
2009	7.946718	11.076239	39.38%	4,055
2008	15.502319	7.946718	-48.74%	1,299
2007	14.758110	15.502319	5.04%	1,998
2006	13.325346	14.758110	10.75%	2,560
2005	11.175159	13.325346	19.24%	2,712
2004*	10.000000	11.175159	11.75%	493
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.928539	15.625954	-1.90%	8,611
2010	12.273217	15.928539	29.78%	8,438
2009	8.482834	12.273217	44.68%	9,536
2008	13.484181	8.482834	-37.09%	9,623
2007	12.138313	13.484181	11.09%	4,182
2006	11.334146	12.138313	7.10%	5,921
2005*	10.000000	11.334146	13.34%	395
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.736537	10.594104	-1.33%	26,996
2010	10.875279	10.736537	-1.28%	34,302
2009	10.912941	10.875279	-0.35%	24,731
2008	10.825801	10.912941	0.80%	22,054
2007	10.490512	10.825801	3.20%	6,368
2006	10.193550	10.490512	2.91%	11,343
2005	10.081634	10.193550	1.11%	11,316
2004	10.149231	10.081634	-0.67%	12,499
2003	10.235391	10.149231	-0.84%	8,149
2002	10.285607	10.235391	-0.23%	7,786

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025164	14.529223	3.59%	16,673
2010	11.062968	14.025164	26.78%	16,280
2009	9.071602	11.062968	21.95%	14,430
2008	14.377204	9.071602	-36.90%	15,882
2007	17.364934	14.377204	-17.21%	10,416
2006	13.530925	17.364934	28.34%	11,199
2005	12.375222	13.530925	9.34%	9,817
2004*	10.000000	12.375222	23.75%	862
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.499873	13.479462	-7.04%	66,166
2010	13.035669	14.499873	11.23%	72,944
2009	9.186540	13.035669	41.90%	74,851
2008	14.086239	9.186540	-34.78%	81,588
2007	11.482107	14.086239	22.68%	63,079
2006	10.789405	11.482107	6.42%	58,414
2005	9.328008	10.789405	15.67%	57,998
2004	8.133866	9.328008	14.68%	56,146
2003	6.320134	8.133866	28.70%	46,902
2002	8.428424	6.320134	-25.01%	21,332
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.881623	13.124429	-11.81%	57,657
2010	11.707629	14.881623	27.11%	62,405
2009	8.809091	11.707629	32.90%	76,646
2008	14.681628	8.809091	-40.00%	76,647
2007	13.111434	14.681628	11.98%	62,346
2006	12.651061	13.111434	3.64%	65,521
2005	11.360146	12.651061	11.36%	68,083
2004	10.075450	11.360146	12.75%	72,323
2003	7.522476	10.075450	33.94%	62,602
2002	9.750175	7.522476	-22.85%	45,209
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.570436	12.535804	-13.96%	11,319
2010	11.683591	14.570436	24.71%	11,920
2009	9.170527	11.683591	27.40%	10,914
2008	12.584829	9.170527	-27.13%	12,225
2007	13.307620	12.584829	-5.43%	8,235
2006	11.544597	13.307620	15.27%	7,377
2005	11.235863	11.544597	2.75%	6,410
2004*	10.000000	11.235863	12.36%	856
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.869405	12.681333	-8.57%	48,549
2010	11.843457	13.869405	17.11%	58,397
2009	9.479928	11.843457	24.93%	71,963
2008	14.519552	9.479928	-34.71%	71,019
2007	14.445411	14.519552	0.51%	57,171
2006	12.527720	14.445411	15.31%	58,005
2005	12.160795	12.527720	3.02%	65,040
2004	10.747082	12.160795	13.15%	64,050
2003	8.707493	10.747082	23.42%	50,815
2002	10.110263	8.707493	-13.87%	39,260

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.971594	21.018406	-8.50%	354,025
2010	21.437776	22.971594	7.15%	563,647
2009	17.387222	21.437776	23.30%	740,241
2008	23.764165	17.387222	-26.83%	774,837
2007	16.725131	23.764165	42.09%	661,940
2006	14.117463	16.725131	18.47%	680,853
2005	11.520707	14.117463	22.54%	632,214
2004	10.312774	11.520707	11.71%	563,603
2003	9.382539	10.312774	9.91%	576,271
2002	9.213277	9.382539	1.84%	273,651
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.816023	14.074404	1.87%	134,512
2010	11.965071	13.816023	15.47%	177,324
2009	10.717497	11.965071	11.64%	239,870
2008	13.758704	10.717497	-22.10%	237,267
2007	12.277275	13.758704	12.07%	249,889
2006	11.195965	12.277275	9.66%	293,923
2005	10.812343	11.195965	3.55%	333,458
2004	10.066413	10.812343	7.41%	361,724
2003	8.572656	10.066413	17.42%	355,379
2002	9.493209	8.572656	-9.70%	197,385
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.361399	15.195699	5.81%	335,530
2010	13.735645	14.361399	4.56%	508,079
2009	12.999393	13.735645	5.66%	520,676
2008	13.142968	12.999393	-1.09%	502,472
2007	12.615409	13.142968	4.18%	443,409
2006	12.273207	12.615409	2.79%	300,648
2005	12.249247	12.273207	0.20%	297,177
2004	11.959114	12.249247	2.43%	290,949
2003	11.641762	11.959114	2.73%	318,870
2002	10.834346	11.641762	7.45%	262,986
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.812068	10.838252	0.24%	341,731
2010	9.070232	10.812068	19.20%	464,561
2009	7.417242	9.070232	22.29%	592,841
2008	11.532634	7.417242	-35.68%	717,024
2007	10.258238	11.532634	12.42%	754,799
2006	8.892873	10.258238	15.35%	855,823
2005	8.273622	8.892873	7.48%	974,931
2004	7.658251	8.273622	8.04%	1,102,291
2003	6.623314	7.658251	15.63%	1,135,390
2002	8.571702	6.623314	-22.73%	743,764

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.434029	12.625095	-6.02%	44,877
2010	11.707896	13.434029	14.74%	77,245
2009	10.072796	11.707896	16.23%	89,268
2008	15.941224	10.072796	-36.81%	115,131
2007	13.853107	15.941224	15.07%	83,751
2006	12.120427	13.853107	14.30%	65,284
2005	10.874951	12.120427	11.45%	34,448
2004*	10.000000	10.874951	8.75%	9,032
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.179450	10.918797	-10.35%	15,152
2010	10.128417	12.179450	20.25%	20,376
2009	7.312172	10.128417	38.51%	23,836
2008	13.771261	7.312172	-46.90%	24,756
2007	9.232018	13.771261	49.17%	8,046
2006*	10.000000	9.232018	-7.68%	159
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.849740	-1.50%	1,491
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.111040	12.478898	-22.54%	109,246
2010	13.957798	16.111040	15.43%	191,686
2009	8.152394	13.957798	71.21%	230,834
2008	21.454694	8.152394	-62.00%	226,763
2007	15.164090	21.454694	41.48%	161,911
2006	12.254682	15.164090	23.74%	164,863
2005*	10.000000	12.254682	22.55%	77,183
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.093765	10.164078	0.70%	443,820
2010	9.093046	10.093765	11.01%	613,401
2009	7.257296	9.093046	25.30%	728,252
2008	11.550158	7.257296	-37.17%	861,244
2007	9.311491	11.550158	21.19%	891,858
2006	8.990484	9.311491	3.57%	1,068,185
2005	8.197271	8.990484	9.68%	1,279,145
2004	8.047508	8.197271	1.86%	1,438,505
2003	6.632425	8.047508	21.34%	1,511,819
2002	8.547071	6.632425	-22.40%	743,036
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.007440	19.727767	3.79%	126,533
2010	16.783392	19.007440	13.25%	156,927
2009	11.625141	16.783392	44.37%	200,597
2008	15.080637	11.625141	-22.91%	186,355
2007	14.727288	15.080637	2.40%	197,542
2006	13.545407	14.727288	8.73%	208,313
2005	13.396264	13.545407	1.11%	214,759
2004	12.366698	13.396264	8.33%	272,779
2003	10.474808	12.366698	18.06%	268,397
2002	10.842987	10.474808	-3.40%	144,918

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.633218	13.274307	-15.09%	46,417
2010	13.896517	15.633218	12.50%	67,770
2009	10.290009	13.896517	35.05%	86,189
2008	18.075056	10.290009	-43.07%	111,847
2007	16.684799	18.075056	8.33%	129,051
2006	13.054725	16.684799	27.81%	120,374
2005	11.910063	13.054725	9.61%	109,140
2004*	10.000000	11.910063	19.10%	13,921
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.501171	10.510111	-8.62%	102,454
2010	10.161734	11.501171	13.18%	157,760
2009	8.121931	10.161734	25.11%	177,184
2008	14.238353	8.121931	-42.96%	169,055
2007	11.906157	14.238353	19.59%	180,176
2006	9.980259	11.906157	19.30%	203,611
2005	8.689963	9.980259	14.85%	204,196
2004	7.731058	8.689963	12.40%	270,275
2003	6.277773	7.731058	23.15%	315,704
2002	7.779138	6.277773	-19.30%	173,284
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.119360	1.19%	11,085
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.339259	14.064224	-8.31%	9,611
2010	11.044474	15.339259	38.89%	15,452
2009	7.927952	11.044474	39.31%	15,794
2008	15.473577	7.927952	-48.76%	14,544
2007	14.738266	15.473577	4.99%	6,956
2006	13.314163	14.738266	10.70%	9,638
2005	11.171414	13.314163	19.18%	8,337
2004*	10.000000	11.171414	11.71%	3,666
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.883535	15.573917	-1.95%	29,280
2010	12.244733	15.883535	29.72%	63,926
2009	8.467438	12.244733	44.61%	66,899
2008	13.466549	8.467438	-37.12%	55,722
2007	12.128625	13.466549	11.03%	32,953
2006	11.330819	12.128625	7.04%	22,151
2005*	10.000000	11.330819	13.31%	3,411
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681798	10.534767	-1.38%	93,313
2010	10.825323	10.681798	-1.33%	94,790
2009	10.868319	10.825323	-0.40%	157,553
2008	10.787001	10.868319	0.75%	212,819
2007	10.458245	10.787001	3.14%	96,343
2006	10.167335	10.458245	2.86%	96,978
2005	10.060792	10.167335	1.06%	67,750
2004	10.133385	10.060792	-0.72%	92,709
2003	10.224593	10.133385	-0.89%	97,215
2002	10.252980	10.224593	-0.28%	109,529

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.979662	14.474764	3.54%	15,158
2010	11.032647	13.979662	26.71%	48,396
2009	9.051323	11.032647	21.89%	52,417
2008	14.352365	9.051323	-36.93%	63,771
2007	17.343772	14.352365	-17.25%	48,856
2006	13.521259	17.343772	28.27%	55,648
2005	12.372627	13.521259	9.28%	31,938
2004*	10.000000	12.372627	23.73%	6,498
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425883	13.403892	-7.08%	200,619
2010	12.975718	14.425883	11.18%	297,317
2009	9.148931	12.975718	41.83%	356,578
2008	14.035701	9.148931	-34.82%	387,457
2007	11.446744	14.035701	22.62%	380,709
2006	10.761615	11.446744	6.37%	439,806
2005	9.308682	10.761615	15.61%	524,221
2004	8.121139	9.308682	14.62%	555,420
2003	6.313444	8.121139	28.63%	536,626
2002	8.423783	6.313444	-25.05%	247,897
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.805737	13.050898	-11.85%	159,220
2010	11.653828	14.805737	27.05%	234,582
2009	8.773057	11.653828	32.84%	273,031
2008	14.629001	8.773057	-40.03%	274,892
2007	13.071098	14.629001	11.92%	284,167
2006	12.618519	13.071098	3.59%	366,245
2005	11.336648	12.618519	11.31%	446,350
2004	10.059709	11.336648	2.69%	541,740
2003	7.514524	10.059709	33.87%	559,412
2002	9.744819	7.514524	-22.89%	328,294
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521283	12.487204	-14.01%	17,978
2010	11.650080	14.521283	24.65%	14,985
2009	9.148852	11.650080	27.34%	25,681
2008	12.561482	9.148852	-27.17%	28,159
2007	13.289727	12.561482	-5.48%	35,906
2006	11.534902	13.289727	15.21%	36,707
2005	11.232101	11.534902	2.70%	45,250
2004*	10.000000	11.232101	12.32%	24,880
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801594	12.612951	-8.61%	156,744
2010	11.791530	13.801594	17.05%	219,855
2009	9.443149	11.791530	24.87%	273,309
2008	14.470565	9.443149	-34.74%	295,795
2007	14.404009	14.470565	0.46%	308,104
2006	12.498129	14.404009	15.25%	359,329
2005	12.138190	12.498129	2.97%	467,411
2004	10.732552	12.138190	13.10%	503,043
2003	8.700123	10.732552	23.36%	489,251
2002	10.106838	8.700123	-13.92%	216,118

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.854476	20.900660	-8.55%	135,596
2010	21.339290	22.854476	7.10%	214,537
2009	17.316121	21.339290	23.23%	265,268
2008	23.679006	17.316121	-26.87%	256,617
2007	16.673690	23.679006	42.01%	254,252
2006	14.081152	16.673690	18.41%	254,440
2005	11.496881	14.081152	22.48%	269,701
2004	10.296657	11.496881	11.66%	230,563
2003	9.372630	10.296657	9.86%	154,427
2002	9.208222	9.372630	1.79%	74,008
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.745560	13.995530	1.82%	52,854
2010	11.910088	13.745560	15.41%	78,159
2009	10.673658	11.910088	11.58%	84,437
2008	13.709383	10.673658	-22.14%	90,756
2007	12.239500	13.709383	12.01%	97,917
2006	11.167160	12.239500	9.60%	105,510
2005	10.789981	11.167160	3.50%	116,481
2004	10.050697	10.789981	7.36%	118,193
2003	8.563602	10.050697	17.37%	62,285
2002	9.487997	8.563602	-9.74%	21,655
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.288186	15.110604	5.76%	90,814
2010	13.672558	14.288186	4.50%	125,162
2009	12.946253	13.672558	5.61%	137,229
2008	13.095882	12.946253	-1.14%	138,022
2007	12.576614	13.095882	4.13%	113,081
2006	12.241661	12.576614	2.74%	51,591
2005	12.223940	12.241661	0.14%	48,846
2004	11.940445	12.223940	2.37%	50,243
2003	11.629479	11.940445	2.67%	37,575
2002	10.828402	11.629479	7.40%	21,548
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756905	10.777496	0.19%	151,529
2010	9.028535	10.756905	19.14%	248,328
2009	7.386893	9.028535	22.22%	288,985
2008	11.491282	7.386893	-35.72%	326,308
2007	10.226668	11.491282	12.37%	323,842
2006	8.869995	10.226668	15.30%	367,161
2005	8.256513	8.869995	7.43%	397,505
2004	7.646288	8.256513	7.98%	391,760
2003	6.616314	7.646288	15.57%	248,031
2002	8.566990	6.616314	-22.77%	102,848

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388716	12.576143	-6.07%	23,563
2010	11.674312	13.388716	14.69%	28,473
2009	10.048999	11.674312	16.17%	30,586
2008	15.911657	10.048999	-36.85%	35,005
2007	13.834470	15.911657	15.01%	40,800
2006	12.110241	13.834470	14.24%	32,496
2005	10.871306	12.110241	11.40%	23,659
2004*	10.000000	10.871306	8.71%	11,055
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.150640	10.887452	-10.40%	6,067
2010	10.109575	12.150640	20.19%	6,163
2009	7.302270	10.109575	38.44%	6,416
2008	13.759609	7.302270	-46.93%	4,422
2007	9.228904	13.759609	49.09%	2,673
2006*	10.000000	9.228904	-7.71%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.846420	-1.54%	3,013
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.065455	12.437288	-22.58%	31,733
2010	13.925363	16.065455	15.37%	47,409
2009	8.137576	13.925363	71.12%	70,871
2008	21.426607	8.137576	-62.02%	48,262
2007	15.151964	21.426607	41.41%	29,943
2006	12.251084	15.151964	23.68%	22,861
2005*	10.000000	12.251084	22.51%	15,924
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.042237	10.107079	0.65%	221,103
2010	9.051220	10.042237	10.95%	352,665
2009	7.227579	9.051220	25.23%	419,411
2008	11.508722	7.227579	-37.20%	449,234
2007	9.282832	11.508722	21.13%	461,706
2006	8.967348	9.282832	3.52%	545,268
2005	8.180318	8.967348	9.62%	626,308
2004	8.034930	8.180318	1.81%	688,484
2003	6.625416	8.034930	21.27%	414,989
2002	8.542373	6.625416	-22.44%	142,115
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.910527	19.617255	3.74%	48,217
2010	16.706287	18.910527	13.19%	49,784
2009	11.577595	16.706287	44.30%	50,626
2008	15.026569	11.577595	-22.95%	43,831
2007	14.681969	15.026569	2.35%	37,336
2006	13.510561	14.681969	8.67%	36,806
2005	13.368558	13.510561	1.06%	41,209
2004	12.347382	13.368558	8.27%	40,470
2003	10.463756	12.347382	18.00%	40,293
2002	10.837039	10.463756	-3.44%	29,934

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.580528	13.222863	-15.13%	4,846
2010	13.856693	15.580528	12.44%	4,986
2009	10.265731	13.856693	34.98%	7,918
2008	18.041562	10.265731	-43.10%	8,332
2007	16.662367	18.041562	8.28%	11,667
2006	13.043758	16.662367	27.74%	9,133
2005	11.906078	13.043758	9.56%	11,701
2004*	10.000000	11.906078	19.06%	1,191
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.442428	10.451139	-8.66%	29,055
2010	10.114961	11.442428	13.12%	42,252
2009	8.088650	10.114961	25.05%	48,557
2008	14.187243	8.088650	-42.99%	56,372
2007	11.869466	14.187243	19.53%	55,593
2006	9.954537	11.869466	19.24%	59,484
2005	8.671951	9.954537	14.79%	58,879
2004	7.718954	8.671951	12.35%	58,706
2003	6.271125	7.718954	23.09%	66,115
2002	7.774856	6.271125	-19.34%	37,839
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.115957	1.16%	1,184
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.287512	14.009674	-8.36%	892
2010	11.012783	15.287512	38.82%	2,300
2009	7.909214	11.012783	39.24%	1,849
2008	15.444874	7.909214	-48.79%	1,200
2007	14.718426	15.444874	4.94%	2,074
2006	13.302968	14.718426	10.64%	5,066
2005	11.167678	13.302968	19.12%	1,777
2004*	10.000000	11.167678	11.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.838607	15.522004	-2.00%	10,612
2010	12.216300	15.838607	29.65%	19,000
2009	8.452058	12.216300	44.54%	26,848
2008	13.448928	8.452058	-37.15%	12,598
2007	12.118924	13.448928	10.97%	11,269
2006	11.327483	12.118924	6.99%	6,286
2005*	10.000000	11.327483	13.27%	93
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627308	10.475726	-1.43%	37,323
2010	10.775566	10.627308	-1.38%	48,900
2009	10.823855	10.775566	-0.45%	84,985
2008	10.748321	10.823855	0.70%	155,112
2007	10.426062	10.748321	3.09%	129,393
2006	10.141174	10.426062	2.81%	109,854
2005	10.039984	10.141174	1.01%	61,507
2004	10.117557	10.039984	-0.77%	61,967
2003	10.213802	10.117557	-0.94%	63,801
2002	10.247355	10.213802	-0.33%	75,905

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934228	14.420424	3.49%	684
2010	11.002362	13.934228	26.65%	2,684
2009	9.031064	11.002362	21.83%	3,720
2008	14.327548	9.031064	-36.97%	3,827
2007	17.322624	14.327548	-17.29%	4,675
2006	13.511603	17.322624	28.21%	9,200
2005	12.370048	13.511603	9.23%	9,166
2004*	10.000000	12.370048	23.70%	984
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352317	13.328794	-7.13%	31,290
2010	12.916083	14.352317	11.12%	37,371
2009	9.111503	12.916083	41.76%	52,489
2008	13.985403	9.111503	-34.85%	47,715
2007	11.411537	13.985403	22.55%	46,809
2006	10.733946	11.411537	6.31%	54,741
2005	9.289450	10.733946	15.55%	58,350
2004	8.108459	9.289450	14.56%	52,273
2003	6.306771	8.108459	28.57%	41,078
2002	8.419157	6.306771	-25.09%	31,691
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.730215	12.977747	-11.90%	19,720
2010	11.600255	14.730215	26.98%	25,564
2009	8.737149	11.600255	32.77%	31,237
2008	14.576533	8.737149	-40.06%	33,503
2007	13.030861	14.576533	11.86%	34,852
2006	12.586051	13.030861	3.53%	47,476
2005	11.313193	12.586051	11.25%	58,108
2004	10.043977	11.313193	12.64%	71,192
2003	7.506576	10.043977	33.80%	73,986
2002	9.739457	7.506576	-22.93%	74,168
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.472308	12.438778	-14.05%	7,039
2010	11.616664	14.472308	24.58%	5,210
2009	9.127238	11.616664	27.27%	7,020
2008	12.538169	9.127238	-27.20%	7,097
2007	13.271828	12.538169	-5.53%	6,533
2006	11.525198	13.271828	15.15%	11,119
2005	11.228330	11.525198	2.64%	12,590
2004*	10.000000	11.228330	12.28%	8,559
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.734047	12.544862	-8.66%	76,007
2010	11.739761	13.734047	16.99%	138,524
2009	9.406465	11.739761	24.81%	159,802
2008	14.421691	9.406465	-34.78%	179,803
2007	14.362686	14.421691	0.41%	197,724
2006	12.468574	14.362686	15.19%	223,841
2005	12.115610	12.468574	2.91%	246,794
2004	10.718013	12.115610	13.04%	273,833
2003	8.692748	10.718013	23.30%	170,646
2002	10.103405	8.692748	-13.96%	118,089

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.737900	20.783511	-8.60%	48,815
2010	21.241206	22.737900	7.05%	77,067
2009	17.245268	21.241206	23.17%	83,166
2008	23.594111	17.245268	-26.91%	69,861
2007	16.622378	23.594111	41.94%	68,919
2006	14.044929	16.622378	18.35%	75,736
2005	11.473102	14.044929	22.42%	71,845
2004	10.280579	11.473102	11.60%	66,135
2003	9.362748	10.280579	9.80%	81,382
2002	9.203179	9.362748	1.73%	38,015
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.675472	13.917116	1.77%	11,365
2010	11.855361	13.675472	15.35%	14,387
2009	10.630008	11.855361	11.53%	20,757
2008	13.660253	10.630008	-22.18%	27,459
2007	12.201861	13.660253	11.95%	21,647
2006	11.138446	12.201861	9.55%	19,106
2005	10.767675	11.138446	3.44%	31,092
2004	10.035002	10.767675	7.30%	34,581
2003	8.554572	10.035002	17.31%	32,592
2002	9.482793	8.554572	-9.79%	21,474
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215248	15.025856	5.70%	43,698
2010	13.609656	14.215248	4.45%	56,249
2009	12.893227	13.609656	5.56%	63,650
2008	13.048862	12.893227	-1.19%	57,134
2007	12.537862	13.048862	4.08%	68,189
2006	12.210110	12.537862	2.68%	48,709
2005	12.198612	12.210110	0.09%	47,900
2004	11.921763	12.198612	2.32%	55,336
2003	11.617196	11.921763	2.62%	76,609
2002	10.822462	11.617196	7.34%	85,632
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702011	10.717085	0.14%	98,836
2010	8.987013	10.702011	19.08%	110,186
2009	7.356649	8.987013	22.16%	142,990
2008	11.450056	7.356649	-35.75%	151,378
2007	10.195174	11.450056	12.31%	74,667
2006	8.847147	10.195174	15.24%	79,373
2005	8.239415	8.847147	7.38%	90,332
2004	7.634327	8.239415	7.93%	118,269
2003	6.609314	7.634327	15.51%	133,486
2002	8.562283	6.609314	-22.81%	115,557

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343524	12.527339	-6.12%	7,813
2010	11.640805	13.343524	14.63%	8,404
2009	10.025248	11.640805	16.11%	13,926
2008	15.882122	10.025248	-36.88%	13,615
2007	13.815839	15.882122	14.96%	16,617
2006	12.100058	13.815839	14.18%	15,714
2005	10.867659	12.100058	11.34%	15,095
2004*	10.000000	10.867659	8.68%	8,333
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.121889	10.856184	-10.44%	506
2010	10.090761	12.121889	20.13%	2,760
2009	7.292379	10.090761	38.37%	2,858
2008	13.747959	7.292379	-46.96%	1,012
2007	9.225789	13.747959	49.02%	1,301
2006*	10.000000	9.225789	-7.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.843111	-1.57%	675
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.019968	12.395779	-22.62%	6,157
2010	13.892971	16.019968	15.31%	10,419
2009	8.122768	13.892971	71.04%	13,975
2008	21.398539	8.122768	-62.04%	11,279
2007	15.139843	21.398539	41.34%	18,214
2006	12.247478	15.139843	23.62%	11,238
2005*	10.000000	12.247478	22.47%	1,553
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.990997	10.050414	0.59%	133,403
2010	9.009596	9.990997	10.89%	150,878
2009	7.197988	9.009596	25.17%	188,110
2008	11.467447	7.197988	-37.23%	194,296
2007	9.254253	11.467447	21.07%	110,382
2006	8.944261	9.254253	3.47%	128,548
2005	8.163384	8.944261	9.57%	150,846
2004	8.022368	8.163384	1.76%	181,388
2003	6.618408	8.022368	21.21%	166,073
2002	8.537676	6.618408	-22.48%	147,763
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.814028	19.507277	3.68%	25,185
2010	16.629468	18.814028	13.14%	35,224
2009	11.530197	16.629468	44.23%	49,197
2008	14.972658	11.530197	-22.99%	37,015
2007	14.636765	14.972658	2.29%	26,656
2006	13.475776	14.636765	8.62%	27,218
2005	13.340888	13.475776	1.01%	32,835
2004	12.328074	13.340888	8.22%	32,300
2003	10.452697	12.328074	17.94%	18,506
2002	10.831082	10.452697	-3.49%	18,873

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.527959	13.171560	-15.18%	5,483
2010	13.816939	15.527959	12.38%	8,732
2009	10.241473	13.816939	34.91%	9,927
2008	18.008085	10.241473	-43.13%	9,206
2007	16.639945	18.008085	8.22%	9,250
2006	13.032790	16.639945	27.68%	5,865
2005	11.902082	13.032790	9.50%	3,405
2004*	10.000000	11.902082	19.02%	2,088
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.384104	10.392587	-8.71%	65,546
2010	10.068497	11.384104	13.07%	75,796
2009	8.055580	10.068497	24.99%	75,023
2008	14.136404	8.055580	-43.02%	69,444
2007	11.832973	14.136404	19.47%	28,961
2006	9.928948	11.832973	19.18%	29,579
2005	8.654037	9.928948	14.73%	27,373
2004	7.706898	8.654037	12.29%	32,359
2003	6.264502	7.706898	23.02%	27,205
2002	7.770582	6.264502	-19.38%	24,991
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.112554	1.13%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.235905	13.955314	-8.41%	315
2010	10.981172	15.235905	38.75%	280
2009	7.890513	10.981172	39.17%	287
2008	15.416192	7.890513	-48.82%	406
2007	14.698592	15.416192	4.88%	5,325
2006	13.291770	14.698592	10.58%	2,435
2005	11.163927	13.291770	19.06%	294
2004*	10.000000	11.163927	11.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.793798	15.470246	-2.05%	5,288
2010	12.187896	15.793798	29.59%	7,286
2009	8.436686	12.187896	44.46%	3,896
2008	13.431292	8.436686	-37.19%	3,137
2007	12.109217	13.431292	10.92%	6,181
2006	11.324149	12.109217	6.93%	1,616
2005*	10.000000	11.324149	13.24%	245
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573080	10.417000	-1.48%	34,507
2010	10.726018	10.573080	-1.43%	33,596
2009	10.779554	10.726018	-0.50%	33,248
2008	10.709763	10.779554	0.65%	42,171
2007	10.393959	10.709763	3.04%	6,475
2006	10.115066	10.393959	2.76%	7,738
2005	10.019205	10.115066	0.96%	3,315
2004	10.101743	10.019205	-0.82%	5,732
2003	10.203015	10.101743	-0.99%	5,882
2002	10.241731	10.203015	-0.38%	5,677

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.888934	14.366281	3.44%	4,034
2010	10.972156	13.888934	26.58%	3,786
2009	9.010845	10.972156	21.77%	4,776
2008	14.302763	9.010845	-37.00%	5,423
2007	17.301487	14.302763	-17.33%	11,143
2006	13.501937	17.301487	28.14%	11,108
2005	12.367457	13.501937	9.17%	6,558
2004*	10.000000	12.367457	23.67%	9,262
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279070	13.254050	-7.18%	33,795
2010	12.856680	14.279070	11.06%	46,371
2009	9.074204	12.856680	41.68%	49,943
2008	13.935228	9.074204	-34.88%	47,673
2007	11.376389	13.935228	22.49%	49,388
2006	10.706308	11.376389	6.26%	56,277
2005	9.270213	10.706308	15.49%	62,729
2004	8.095779	9.270213	14.51%	74,297
2003	6.300111	8.095779	28.50%	54,382
2002	8.414529	6.300111	-25.13%	27,948
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.655031	12.904972	-11.94%	48,562
2010	11.546893	14.655031	26.92%	56,047
2009	8.701372	11.546893	32.70%	62,711
2008	14.524238	8.701372	-40.09%	59,459
2007	12.990749	14.524238	11.80%	42,249
2006	12.553663	12.990749	3.48%	51,205
2005	11.289793	12.553663	11.19%	64,051
2004	10.028290	11.289793	12.58%	69,487
2003	7.498648	10.028290	33.73%	63,239
2002	9.734109	7.498648	-22.97%	66,986
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.423459	12.390514	-14.09%	1,985
2010	11.583328	14.423459	24.52%	2,536
2009	9.105666	11.583328	27.21%	1,741
2008	12.514905	9.105666	-27.24%	3,482
2007	13.253965	12.514905	-5.58%	4,465
2006	11.515513	13.253965	15.10%	5,066
2005	11.224568	11.515513	2.59%	10,810
2004*	10.000000	11.224568	12.25%	9,015
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.666821	12.477137	-8.70%	33,332
2010	11.688226	13.666821	16.93%	41,650
2009	9.369914	11.688226	24.74%	52,232
2008	14.372973	9.369914	-34.81%	41,709
2007	14.321471	14.372973	0.36%	33,588
2006	12.439086	14.321471	15.13%	40,332
2005	12.093087	12.439086	2.86%	64,067
2004	10.703514	12.093087	12.98%	72,104
2003	8.685384	10.703514	23.24%	55,848
2002	10.099976	8.685384	-14.01%	38,959

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.621790	20.666910	-8.64%	247,158
2010	21.143472	22.621790	6.99%	349,918
2009	17.174627	21.143472	23.11%	458,504
2008	23.509409	17.174627	-26.95%	439,520
2007	16.571153	23.509409	41.87%	411,643
2006	14.008726	16.571153	18.29%	440,223
2005	11.449328	14.008726	22.35%	445,908
2004	10.264485	11.449328	11.54%	435,400
2003	9.352833	10.264485	9.75%	409,983
2002	9.198114	9.352833	1.68%	168,658
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.605616	13.839018	1.72%	62,110
2010	11.800790	13.605616	15.29%	70,848
2009	10.586444	11.800790	11.47%	76,652
2008	13.611188	10.586444	-22.22%	73,221
2007	12.164235	13.611188	11.90%	75,295
2006	11.109734	12.164235	9.49%	93,793
2005	10.745373	11.109734	3.39%	86,340
2004	10.019302	10.745373	7.25%	93,623
2003	8.545521	10.019302	17.25%	83,783
2002	9.477581	8.545521	-9.83%	27,505
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.142680	14.941590	5.65%	133,252
2010	13.547066	14.142680	4.40%	148,241
2009	12.840453	13.547066	5.50%	175,823
2008	13.002051	12.840453	-1.24%	137,142
2007	12.499260	13.002051	4.02%	108,150
2006	12.178682	12.499260	2.63%	81,722
2005	12.173379	12.178682	0.04%	88,861
2004	11.903141	12.173379	2.27%	94,525
2003	11.604934	11.903141	2.57%	113,401
2002	10.816517	11.604934	7.29%	68,253
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.647320	10.656901	0.09%	244,948
2010	8.945635	10.647320	19.02%	329,988
2009	7.326494	8.945635	22.10%	403,665
2008	11.408936	7.326494	-35.78%	398,963
2007	10.163755	11.408936	12.25%	402,670
2006	8.824359	10.163755	15.18%	450,647
2005	8.222360	8.824359	7.32%	475,088
2004	7.622379	8.222360	7.87%	547,988
2003	6.602317	7.622379	15.45%	563,647
2002	8.557576	6.602317	-22.85%	297,441

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298475	12.478724	-6.16%	45,270
2010	11.607390	13.298475	14.57%	54,079
2009	10.001546	11.607390	16.06%	66,090
2008	15.852647	10.001546	-36.91%	78,168
2007	13.797229	15.852647	14.90%	84,903
2006	12.089877	13.797229	14.12%	62,438
2005	10.864005	12.089877	11.28%	39,311
2004*	10.000000	10.864005	8.64%	39,174
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.093154	10.824965	-10.49%	34,131
2010	10.071963	12.093154	20.07%	46,478
2009	7.282488	10.071963	38.30%	49,372
2008	13.736314	7.282488	-46.98%	38,179
2007	9.222681	13.736314	48.94%	16,573
2006*	10.000000	9.222681	-7.77%	6,432
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.839798	-1.60%	2,599
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.974616	12.354431	-22.66%	116,415
2010	13.860664	15.974616	15.25%	187,290
2009	8.108001	13.860664	70.95%	238,317
2008	21.370513	8.108001	-62.06%	181,883
2007	15.127723	21.370513	41.27%	152,542
2006	12.243870	15.127723	23.55%	137,260
2005*	10.000000	12.243870	22.44%	78,905
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.939959	9.994012	0.54%	253,487
2010	8.968121	9.939959	10.84%	331,982
2009	7.168490	8.968121	25.10%	418,992
2008	11.426256	7.168490	-37.26%	417,633
2007	9.225717	11.426256	21.01%	462,670
2006	8.921205	9.225717	3.41%	552,534
2005	8.146470	8.921205	9.51%	659,882
2004	8.009816	8.146470	1.71%	794,940
2003	6.611407	8.009816	21.15%	762,017
2002	8.532982	6.611407	-22.52%	359,989
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.718039	19.397924	3.63%	87,465
2010	16.553018	18.718039	13.08%	94,124
2009	11.483012	16.553018	44.15%	138,966
2008	14.918970	11.483012	-23.03%	93,535
2007	14.591717	14.918970	2.24%	97,442
2006	13.441113	14.591717	8.56%	111,280
2005	13.313316	13.441113	0.96%	109,986
2004	12.308833	13.313316	8.16%	118,448
2003	10.441672	12.308833	17.88%	104,500
2002	10.825141	10.441672	-3.54%	39,027

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.475507	13.120412	-15.22%	38,737
2010	13.777250	15.475507	12.33%	42,347
2009	10.217239	13.777250	34.84%	61,620
2008	17.974638	10.217239	-43.16%	56,785
2007	16.617512	17.974638	8.17%	71,968
2006	13.021821	16.617512	27.61%	61,486
2005	11.898088	13.021821	9.44%	54,615
2004*	10.000000	11.898088	18.98%	22,295
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325953	10.334275	-8.76%	79,600
2010	10.022147	11.325953	13.01%	108,925
2009	8.022569	10.022147	24.92%	136,151
2008	14.085650	8.022569	-43.04%	81,468
2007	11.796496	14.085650	19.41%	88,949
2006	9.903357	11.796496	19.12%	70,326
2005	8.636102	9.903357	14.67%	66,430
2004	7.694835	8.636102	12.23%	75,280
2003	6.257871	7.694835	22.96%	72,050
2002	7.766304	6.257871	-19.42%	42,700
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.109149	1.09%	1,974
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.184469	13.901150	-8.45%	2,990
2010	10.949649	15.184469	38.68%	4,682
2009	7.871860	10.949649	39.10%	6,145
2008	15.387579	7.871860	-48.84%	5,454
2007	14.678799	15.387579	4.83%	9,655
2006	13.280605	14.678799	10.53%	9,717
2005	11.160177	13.280605	19.00%	3,212
2004*	10.000000	11.160177	11.60%	1,654
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.749092	15.418643	-2.10%	23,175
2010	12.159572	15.749092	29.52%	29,562
2009	8.421348	12.159572	44.39%	28,237
2008	13.413699	8.421348	-37.22%	14,536
2007	12.099518	13.413699	10.86%	19,245
2006	11.320806	12.099518	6.88%	14,374
2005*	10.000000	11.320806	13.21%	916
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519093	10.358564	-1.53%	57,896
2010	10.676668	10.519093	-1.48%	68,825
2009	10.735405	10.676668	-0.55%	127,047
2008	10.671317	10.735405	0.60%	282,650
2007	10.361937	10.671317	2.99%	85,569
2006	10.089012	10.361937	2.71%	23,921
2005	9.998460	10.089012	0.91%	31,106
2004	10.085948	9.998460	-0.87%	31,833
2003	10.192234	10.085948	-1.04%	40,083
2002	10.236105	10.192234	-0.43%	12,701

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843765	14.312311	3.38%	28,747
2010	10.942016	13.843765	26.52%	32,103
2009	8.990664	10.942016	21.70%	38,034
2008	14.278028	8.990664	-37.03%	41,227
2007	17.280393	14.278028	-17.37%	42,157
2006	13.492294	17.280393	28.08%	40,708
2005	12.364878	13.492294	9.12%	20,984
2004*	10.000000	12.364878	23.65%	5,356
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.206166	13.179698	-7.23%	153,834
2010	12.797534	14.206166	11.01%	205,336
2009	9.037038	12.797534	41.61%	251,433
2008	13.885225	9.037038	-34.92%	215,952
2007	11.341358	13.885225	22.43%	228,974
2006	10.678733	11.341358	6.21%	265,746
2005	9.251010	10.678733	15.43%	300,456
2004	8.083109	9.251010	14.45%	325,299
2003	6.293443	8.083109	28.44%	296,226
2002	8.409895	6.293443	-25.17%	137,679
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.580154	12.832527	-11.99%	90,250
2010	11.493726	14.580154	26.85%	112,616
2009	8.665708	11.493726	32.63%	120,374
2008	14.472082	8.665708	-40.12%	101,314
2007	12.950704	14.472082	11.75%	104,085
2006	12.521299	12.950704	3.43%	121,366
2005	11.266380	12.521299	11.14%	164,766
2004	10.012579	11.266380	12.52%	197,818
2003	7.490696	10.012579	33.67%	182,410
2002	9.728740	7.490696	-23.00%	99,246
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.374753	12.342411	-14.14%	9,072
2010	11.550073	14.374753	24.46%	15,226
2009	9.084140	11.550073	27.15%	14,950
2008	12.491660	9.084140	-27.28%	16,400
2007	13.236118	12.491660	-5.62%	21,687
2006	11.505821	13.236118	15.04%	19,844
2005	11.220796	11.505821	2.54%	21,311
2004*	10.000000	11.220796	12.21%	11,965
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.599937	12.409781	-8.75%	79,221
2010	11.636919	13.599937	16.87%	107,157
2009	9.333524	11.636919	24.68%	131,513
2008	14.324430	9.333524	-34.84%	130,874
2007	14.280404	14.324430	0.31%	148,745
2006	12.409700	14.280404	15.07%	202,872
2005	12.070611	12.409700	2.81%	238,155
2004	10.689043	12.070611	12.93%	286,167
2003	8.678037	10.689043	23.17%	221,816
2002	10.096554	8.678037	-14.05%	120,417

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.506313	20.550976	-8.69%	114,897
2010	21.046219	22.506313	6.94%	173,244
2009	17.104303	21.046219	23.05%	238,198
2008	23.425054	17.104303	-26.98%	250,180
2007	16.520121	23.425054	41.80%	261,095
2006	13.972668	16.520121	18.23%	320,101
2005	11.425632	13.972668	22.29%	402,995
2004	10.248442	11.425632	11.49%	358,715
2003	9.342962	10.248442	9.69%	261,209
2002	9.193065	9.342962	1.63%	86,123
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.536115	13.761353	1.66%	47,796
2010	11.746466	13.536115	15.24%	71,163
2009	10.543062	11.746466	11.41%	79,255
2008	13.562316	10.543062	-22.26%	87,835
2007	12.126741	13.562316	11.84%	126,706
2006	11.081098	12.126741	9.44%	134,517
2005	10.723092	11.081098	3.34%	153,799
2004	10.003605	10.723092	7.19%	165,908
2003	8.536467	10.003605	17.19%	141,797
2002	9.472364	8.536467	-9.88%	75,389
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.070461	14.857764	5.60%	125,862
2010	13.484732	14.070461	4.34%	179,047
2009	12.787857	13.484732	5.45%	190,160
2008	12.955375	12.787857	-1.29%	223,720
2007	12.460751	12.955375	3.97%	183,521
2006	12.147313	12.460751	2.58%	126,617
2005	12.148163	12.147313	-0.01%	162,222
2004	11.884520	12.148163	2.22%	121,440
2003	11.592659	11.884520	2.52%	143,656
2002	10.810574	11.592659	7.23%	105,584
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.592928	10.597085	0.04%	150,500
2010	8.904449	10.592928	18.96%	211,462
2009	7.296465	8.904449	22.04%	290,671
2008	11.367963	7.296465	-35.82%	327,481
2007	10.132420	11.367963	12.19%	375,805
2006	8.801610	10.132420	15.12%	501,657
2005	8.205310	8.801610	7.27%	622,025
2004	7.610450	8.205310	7.82%	775,118
2003	6.595336	7.610450	15.39%	683,930
2002	8.552871	6.595336	-22.89%	491,132

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253521	12.430235	-6.21%	34,463
2010	11.574033	13.253521	14.51%	40,518
2009	9.977873	11.574033	16.00%	45,086
2008	15.823192	9.977873	-36.94%	54,380
2007	13.778636	15.823192	14.84%	50,385
2006	12.079699	13.778636	14.06%	33,555
2005	10.860359	12.079699	11.23%	19,873
2004*	10.000000	10.860359	8.60%	5,015
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.064496	10.793830	-10.53%	9,676
2010	10.053190	12.064496	20.01%	6,604
2009	7.272605	10.053190	38.23%	5,536
2008	13.724659	7.272605	-47.01%	4,521
2007	9.219567	13.724659	48.86%	2,403
2006*	10.000000	9.219567	-7.80%	1,296
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.836485	-1.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.929340	12.313161	-22.70%	29,443
2010	13.828401	15.929340	15.19%	37,992
2009	8.093238	13.828401	70.86%	54,317
2008	21.342511	8.093238	-62.08%	46,240
2007	15.115622	21.342511	41.20%	44,231
2006	12.240271	15.115622	23.49%	34,248
2005*	10.000000	12.240271	22.40%	14,348
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.889232	9.937968	0.49%	162,369
2010	8.926883	9.889232	10.78%	262,971
2009	7.139143	8.926883	25.04%	369,934
2008	11.385276	7.139143	-37.29%	444,222
2007	9.197317	11.385276	20.94%	498,864
2006	8.898245	9.197317	3.36%	647,292
2005	8.129616	8.898245	9.45%	836,124
2004	7.997295	8.129616	1.65%	1,035,863
2003	6.604414	7.997295	21.09%	988,375
2002	8.528287	6.604414	-22.56%	472,332
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.622440	19.289093	3.58%	73,221
2010	16.476842	18.622440	13.02%	80,443
2009	11.435969	16.476842	44.08%	111,112
2008	14.865396	11.435969	-23.07%	93,408
2007	14.546753	14.865396	2.19%	70,761
2006	13.406474	14.546753	8.51%	87,339
2005	13.285735	13.406474	0.91%	115,300
2004	12.289581	13.285735	8.11%	84,382
2003	10.430630	12.289581	17.82%	87,114
2002	10.819198	10.430630	-3.59%	72,679

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.423283	13.069500	-15.26%	6,840
2010	13.737714	15.423283	12.27%	9,091
2009	10.193087	13.737714	34.77%	14,628
2008	17.941264	10.193087	-43.19%	16,491
2007	16.595135	17.941264	8.11%	27,779
2006	13.010858	16.595135	27.55%	50,299
2005	11.894092	13.010858	9.39%	66,415
2004*	10.000000	11.894092	18.94%	5,934
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268051	10.276212	-8.80%	34,158
2010	9.975976	11.268051	12.95%	50,593
2009	7.989668	9.975976	24.86%	89,341
2008	14.035031	7.989668	-43.07%	81,390
2007	11.760111	14.035031	19.34%	103,495
2006	9.877812	11.760111	19.06%	122,138
2005	8.618184	9.877812	14.62%	178,824
2004	7.682777	8.618184	12.18%	308,375
2003	6.251248	7.682777	22.90%	356,391
2002	7.762028	6.251248	-19.46%	266,552
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.105751	1.06%	2,241
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.133176	13.847157	-8.50%	2,529
2010	10.918200	15.133176	38.61%	4,875
2009	7.853232	10.918200	39.03%	4,495
2008	15.358998	7.853232	-48.87%	4,790
2007	14.659028	15.358998	4.78%	6,014
2006	13.269427	14.659028	10.47%	8,921
2005	11.156430	13.269427	18.94%	4,020
2004*	10.000000	11.156430	11.56%	3,377
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.704438	15.367136	-2.15%	12,861
2010	12.131246	15.704438	29.45%	26,492
2009	8.406008	12.131246	44.32%	31,868
2008	13.396095	8.406008	-37.25%	14,719
2007	12.089818	13.396095	10.80%	15,722
2006	11.317461	12.089818	6.82%	11,429
2005*	10.000000	11.317461	13.17%	5,695
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.465350	10.300417	-1.58%	84,095
2010	10.627523	10.465350	-1.53%	67,145
2009	10.691422	10.627523	-0.60%	115,894
2008	10.632994	10.691422	0.55%	189,397
2007	10.329999	10.632994	2.93%	135,416
2006	10.063013	10.329999	2.65%	125,460
2005	9.977747	10.063013	0.85%	46,969
2004	10.070167	9.977747	-0.92%	61,752
2003	10.181460	10.070167	-1.09%	94,602
2002	10.230478	10.181460	-0.48%	37,650

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.798726	14.258505	3.33%	8,197
2010	10.911947	13.798726	26.46%	10,250
2009	8.970521	10.911947	21.64%	11,971
2008	14.253313	8.970521	-37.06%	14,590
2007	17.259294	14.253313	-17.42%	18,965
2006	13.482646	17.259294	28.01%	48,648
2005	12.362288	13.482646	9.06%	71,712
2004*	10.000000	12.362288	23.62%	5,108
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.133543	13.105668	-7.27%	72,197
2010	12.738572	14.133543	10.95%	89,939
2009	8.999974	12.738572	41.54%	131,082
2008	13.835317	8.999974	-34.95%	129,902
2007	11.306359	13.835317	22.37%	141,512
2006	10.651178	11.306359	6.15%	204,088
2005	9.231828	10.651178	15.37%	314,538
2004	8.070439	9.231828	14.39%	462,135
2003	6.286765	8.070439	28.37%	418,200
2002	8.405267	6.286765	-25.20%	272,265
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.505625	12.760455	-12.03%	45,204
2010	11.440775	14.505625	26.79%	58,796
2009	8.630173	11.440775	32.57%	77,314
2008	14.420090	8.630173	-40.15%	96,966
2007	12.910771	14.420090	11.69%	109,435
2006	12.489019	12.910771	3.38%	178,228
2005	11.243042	12.489019	11.08%	290,459
2004	9.996902	11.243042	12.47%	420,856
2003	7.482762	9.996902	33.60%	462,270
2002	9.723384	7.482762	-23.04%	428,392
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.326202	12.294484	-14.18%	7,829
2010	11.516895	14.326202	24.39%	8,677
2009	9.062647	11.516895	27.08%	10,508
2008	12.468453	9.062647	-27.32%	13,531
2007	13.218267	12.468453	-5.67%	15,796
2006	11.496134	13.218267	14.98%	40,649
2005	11.217033	11.496134	2.49%	64,693
2004*	10.000000	11.217033	12.17%	9,147
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.533274	12.342686	-8.80%	86,730
2010	11.585757	13.533274	16.81%	129,791
2009	9.297221	11.585757	24.62%	170,595
2008	14.275980	9.297221	-34.88%	186,427
2007	14.239368	14.275980	0.26%	203,444
2006	12.380306	14.239368	15.02%	259,411
2005	12.048126	12.380306	2.76%	373,532
2004	10.674555	12.048126	12.87%	450,891
2003	8.670678	10.674555	23.11%	388,849
2002	10.093129	8.670678	-14.09%	197,728

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.391287	20.435570	-8.73%	49,639
2010	20.949286	22.391287	6.88%	75,524
2009	17.034183	20.949286	22.98%	97,664
2008	23.340893	17.034183	-27.02%	102,313
2007	16.469163	23.340893	41.72%	121,238
2006	13.936614	16.469163	18.17%	108,662
2005	11.401921	13.936614	22.23%	98,183
2004	10.232375	11.401921	11.43%	80,449
2003	9.333060	10.232375	9.64%	29,042
2002	9.188001	9.333060	1.58%	16,100
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.466940	13.684072	1.61%	25,670
2010	11.692374	13.466940	15.18%	39,120
2009	10.499858	11.692374	11.36%	48,139
2008	13.513613	10.499858	-22.30%	52,801
2007	12.089373	13.513613	11.78%	60,373
2006	11.052553	12.089373	9.38%	67,442
2005	10.700889	11.052553	3.29%	75,426
2004	9.987963	10.700889	7.14%	80,159
2003	8.527445	9.987963	17.13%	26,917
2002	9.467156	8.527445	-9.93%	4,406
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.998541	14.774329	5.54%	45,479
2010	13.422620	13.998541	4.29%	59,544
2009	12.735434	13.422620	5.40%	49,467
2008	12.908817	12.735434	-1.34%	52,841
2007	12.422326	12.908817	3.92%	40,209
2006	12.116004	12.422326	2.53%	29,193
2005	12.122999	12.116004	-0.06%	21,346
2004	11.865931	12.122999	2.17%	28,557
2003	11.580409	11.865931	2.47%	23,021
2002	10.804637	11.580409	7.18%	11,940
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538765	10.537554	-0.01%	91,136
2010	8.863422	10.538765	18.90%	107,711
2009	7.266539	8.863422	21.98%	210,918
2008	11.327103	7.266539	-35.85%	237,190
2007	10.101156	11.327103	12.14%	248,469
2006	8.778896	10.101156	15.06%	272,393
2005	8.188281	8.778896	7.21%	274,205
2004	7.598516	8.188281	7.76%	284,759
2003	6.588340	7.598516	15.33%	171,391
2002	8.548156	6.588340	-22.93%	28,398

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208756	12.381968	-6.26%	6,789
2010	11.540790	13.208756	14.45%	8,729
2009	9.954273	11.540790	15.94%	22,025
2008	15.793795	9.954273	-36.97%	25,355
2007	13.760054	15.793795	14.78%	30,014
2006	12.069520	13.760054	14.01%	26,013
2005	10.856710	12.069520	11.17%	20,038
2004*	10.000000	10.856710	8.57%	8,849
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.035883	10.762772	-10.58%	1,180
2010	10.034428	12.035883	19.95%	4,631
2009	7.262739	10.034428	38.16%	4,184
2008	13.713029	7.262739	-47.04%	3,808
2007	9.216455	13.713029	48.79%	589
2006*	10.000000	9.216455	-7.84%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.833166	-1.67%	1,075
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.884197	12.272020	-22.74%	6,180
2010	13.796209	15.884197	15.13%	7,548
2009	8.078499	13.796209	70.78%	6,543
2008	21.314520	8.078499	-62.10%	2,887
2007	15.103507	21.314520	41.12%	3,938
2006	12.236657	15.103507	23.43%	2,460
2005*	10.000000	12.236657	22.37%	839
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.838635	9.882107	0.44%	139,564
2010	8.885724	9.838635	10.72%	186,371
2009	7.109853	8.885724	24.98%	248,392
2008	11.344339	7.109853	-37.33%	263,824
2007	9.168922	11.344339	20.88%	288,759
2006	8.875276	9.168922	3.31%	330,882
2005	8.112732	8.875276	9.40%	381,553
2004	7.984761	8.112732	1.60%	425,813
2003	6.597419	7.984761	21.03%	217,977
2002	8.523596	6.597416	-22.60%	40,779
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.527272	19.180786	3.53%	12,040
2010	16.400963	18.527272	12.96%	11,762
2009	11.389079	16.400963	44.01%	10,703
2008	14.811993	11.389079	-23.11%	9,660
2007	14.501902	14.811993	2.14%	11,526
2006	13.371913	14.501902	8.45%	10,777
2005	13.258190	13.371913	0.86%	10,235
2004	12.270338	13.258190	8.05%	8,821
2003	10.419593	12.270338	17.76%	9,523
2002	10.813239	10.419593	-3.64%	6,367

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.371122	13.018679	-15.30%	3,336
2010	13.698213	15.371122	12.21%	2,462
2009	10.168955	13.698213	34.71%	2,749
2008	17.907924	10.168955	-43.22%	2,383
2007	16.572755	17.907924	8.06%	2,929
2006	12.999900	16.572755	27.48%	2,566
2005	11.890094	12.999900	9.33%	1,673
2004*	10.000000	11.890094	18.90%	932
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210506	10.218542	-8.85%	15,621
2010	9.930055	11.210506	12.89%	18,084
2009	7.956925	9.930055	24.80%	17,853
2008	13.984629	7.956925	-43.10%	14,776
2007	11.723870	13.984629	19.28%	16,404
2006	9.852367	11.723870	19.00%	16,840
2005	8.600337	9.852367	14.56%	18,888
2004	7.670770	8.600337	12.12%	18,227
2003	6.244630	7.670770	22.84%	15,812
2002	7.757760	6.244630	-19.50%	7,865
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.102344	1.02%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.081996	13.793323	-8.54%	54
2010	10.886801	15.081996	38.53%	65
2009	7.834622	10.886801	38.96%	76
2008	15.330420	7.834622	-48.89%	436
2007	14.639232	15.330420	4.72%	943
2006	13.258237	14.639232	10.42%	89
2005	11.152675	13.258237	18.88%	0
2004*	10.000000	11.152675	11.53%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.659959	15.315844	-2.20%	9,872
2010	12.103027	15.659959	29.39%	7,789
2009	8.390709	12.103027	44.24%	10,448
2008	13.378526	8.390709	-37.28%	6,352
2007	12.080134	13.378526	10.75%	7,140
2006	11.314133	12.080134	6.77%	7,205
2005*	10.000000	11.314133	13.14%	6,471
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.411867	10.242588	-1.63%	8,079
2010	10.578583	10.411867	-1.58%	6,629
2009	10.647597	10.578583	-0.65%	28,151
2008	10.594795	10.647597	0.50%	57,992
2007	10.298150	10.594795	2.88%	8,145
2006	10.037070	10.298150	2.60%	7,224
2005	9.957068	10.037070	0.80%	4,636
2004	10.054405	9.957068	-0.97%	5,183
2003	10.170692	10.054405	-1.14%	3,105
2002	10.224856	10.170692	-0.53%	1,200

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.753831	14.204912	3.28%	2,549
2010	10.881962	13.753831	26.39%	2,476
2009	8.950414	10.881962	21.58%	1,919
2008	14.228624	8.950414	-37.10%	1,211
2007	17.238217	14.228624	-17.46%	1,038
2006	13.472997	17.238217	27.95%	1,579
2005	12.359706	13.472997	9.01%	1,353
2004*	10.000000	12.359706	23.60%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.061341	13.032105	-7.32%	24,667
2010	12.679939	14.061341	10.89%	26,325
2009	8.963091	12.679939	41.47%	24,470
2008	13.785629	8.963091	-34.98%	24,783
2007	11.271514	13.785629	22.31%	26,928
2006	10.623739	11.271514	6.10%	29,923
2005	9.212702	10.623739	15.32%	31,373
2004	8.057817	9.212702	14.33%	32,820
2003	6.280120	8.057817	28.31%	26,717
2002	8.400646	6.280120	-25.24%	8,758
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.431454	12.688759	-12.08%	27,212
2010	11.388055	14.431454	26.72%	28,675
2009	8.594763	11.388055	32.50%	28,697
2008	14.368236	8.594763	-40.18%	28,814
2007	12.870918	14.368236	11.63%	29,234
2006	12.456782	12.870918	3.32%	30,447
2005	11.219695	12.456782	11.03%	33,127
2004	9.981231	11.219695	12.41%	32,788
2003	7.474828	9.981231	33.53%	29,100
2002	9.718031	7.474828	-23.08%	14,987
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.277765	12.246698	-14.23%	2,263
2010	11.483792	14.277765	24.33%	1,623
2009	9.041196	11.483792	27.02%	1,605
2008	12.445282	9.041196	-27.35%	723
2007	13.200446	12.445282	-5.72%	893
2006	11.486449	13.200446	14.92%	766
2005	11.213262	11.486449	2.44%	912
2004*	10.000000	11.213262	12.13%	624
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.466916	12.275938	-8.84%	50,154
2010	11.534802	13.466916	16.75%	67,550
2009	9.261034	11.534802	24.55%	77,742
2008	14.227682	9.261034	-34.91%	87,535
2007	14.198448	14.227682	0.21%	110,292
2006	12.350978	14.198448	14.96%	108,937
2005	12.025678	12.350978	2.71%	116,415
2004	10.660084	12.025678	12.81%	118,968
2003	8.663319	10.660084	23.05%	40,145
2002	10.089696	8.663319	-14.14%	11,119

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.276829	20.320791	-8.78%	8,176
2010	20.852791	22.276829	6.83%	8,944
2009	16.964338	20.852791	22.92%	7,442
2008	23.257023	16.964338	-27.06%	6,338
2007	16.418374	23.257023	41.65%	6,515
2006	13.900692	16.418374	18.11%	6,834
2005	11.378295	13.900692	22.17%	7,330
2004	10.216357	11.378295	11.37%	10,387
2003	9.323181	10.216357	9.58%	7,919
2002	9.182946	9.323181	1.53%	5,329
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.398066	13.607189	1.56%	2,956
2010	11.638487	13.398066	15.12%	3,393
2009	10.456774	11.638487	11.30%	1,203
2008	13.465010	10.456774	-22.34%	110
2007	12.052049	13.465010	11.72%	156
2006	11.024019	12.052049	9.33%	187
2005	10.678678	11.024019	3.23%	187
2004	9.972315	10.678678	7.08%	823
2003	8.518415	9.972315	17.07%	73
2002	9.461947	8.518415	-9.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926979	14.691356	5.49%	4,226
2010	13.360796	13.926979	4.24%	4,801
2009	12.683211	13.360796	5.34%	3,504
2008	12.862422	12.683211	-1.39%	1,319
2007	12.383989	12.862422	3.86%	5,417
2006	12.084738	12.383989	2.48%	5,995
2005	12.097853	12.084738	-0.11%	6,661
2004	11.847341	12.097853	2.11%	7,362
2003	11.568155	11.847341	2.41%	19,907
2002	10.798693	11.568155	7.13%	20,922
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.484885	10.478367	-0.06%	1,018
2010	8.822581	10.484885	18.84%	1,039
2009	7.236741	8.822581	21.91%	1,044
2008	11.286404	7.236741	-35.88%	6,304
2007	10.070006	11.286404	12.08%	10,562
2006	8.756261	10.070006	15.00%	14,389
2005	8.171308	8.756261	7.16%	15,200
2004	7.586615	8.171308	7.71%	19,635
2003	6.581369	7.586615	15.27%	15,695
2002	8.543459	6.581369	-22.97%	10,672

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.164071	12.333812	-6.31%	2,522
2010	11.507593	13.164071	14.39%	2,785
2009	9.930690	11.507593	15.88%	2,886
2008	15.764411	9.930690	-37.01%	1,584
2007	13.741488	15.764411	14.72%	539
2006	12.059347	13.741488	13.95%	131
2005	10.853055	12.059347	11.11%	118
2004*	10.000000	10.853055	8.53%	869
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.007318	10.731773	-10.62%	122
2010	10.015701	12.007318	19.88%	861
2009	7.252869	10.015701	38.09%	1,025
2008	13.701387	7.252869	-47.06%	1,028
2007	9.213342	13.701387	48.71%	989
2006*	10.000000	9.213342	-7.87%	67
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.829856	-1.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.839098	12.230970	-22.78%	1,708
2010	13.764038	15.839098	15.08%	2,213
2009	8.063765	13.764038	70.69%	2,311
2008	21.286548	8.063765	-62.12%	1,607
2007	15.091398	21.286548	41.05%	735
2006	12.233048	15.091398	23.37%	126
2005*	10.000000	12.233048	22.33%	61
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.788265	9.826532	0.39%	6,883
2010	8.844736	9.788265	10.67%	7,648
2009	7.080651	8.844736	24.91%	4,583
2008	11.303512	7.080651	-37.36%	9,564
2007	9.140601	11.303512	20.82%	18,528
2006	8.852353	9.140601	3.26%	23,791
2005	8.095891	8.852353	9.34%	25,753
2004	7.972240	8.095891	1.55%	35,300
2003	6.590424	7.972240	20.97%	27,189
2002	8.518902	6.590424	-22.64%	16,650
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.432572	19.073074	3.47%	2,153
2010	16.325432	18.432572	12.91%	2,153
2009	11.342388	16.325432	43.93%	2,153
2008	14.758773	11.342388	-23.15%	1,095
2007	14.457179	14.758773	2.09%	2,689
2006	13.337425	14.457179	8.40%	3,001
2005	13.230708	13.337425	0.81%	3,306
2004	12.251129	13.230708	8.00%	3,159
2003	10.408568	12.251129	17.70%	306
2002	10.807291	10.408568	-3.69%	518

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.319156	12.968072	-15.35%	469
2010	13.658835	15.319156	12.16%	643
2009	10.144879	13.658835	34.64%	959
2008	17.874630	10.144879	-43.24%	490
2007	16.550400	17.874630	8.00%	715
2006	12.988952	16.550400	27.42%	638
2005	11.886106	12.988952	9.28%	740
2004*	10.000000	11.886106	18.86%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.153154	10.161106	-8.89%	2,859
2010	9.884276	11.153154	12.84%	3,562
2009	7.924271	9.884276	24.73%	1,992
2008	13.934345	7.924271	-43.13%	823
2007	11.687682	13.934345	19.22%	3,411
2006	9.826938	11.687682	18.94%	4,748
2005	8.582491	9.826938	14.50%	5,178
2004	7.658736	8.582491	12.06%	9,278
2003	6.238005	7.658736	22.78%	6,823
2002	7.753477	6.238005	-19.55%	2,733
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.031011	13.739714	-8.59%	99
2010	10.855496	15.031011	38.46%	96
2009	7.816076	10.855496	38.89%	149
2008	15.301934	7.816076	-48.92%	151
2007	14.619514	15.301934	4.67%	106
2006	13.247095	14.619514	10.36%	83
2005	11.148934	13.247095	18.82%	42
2004*	10.000000	11.148934	11.49%	696
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.615560	15.264667	-2.25%	1,989
2010	12.074847	15.615560	29.32%	1,992
2009	8.375425	12.074847	44.17%	1,998
2008	13.360973	8.375425	-37.31%	1,410
2007	12.070453	13.360973	10.69%	109
2006	11.310791	12.070453	6.72%	0
2005*	10.000000	11.310791	13.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.358628	10.185049	-1.68%	3,967
2010	10.529841	10.358628	-1.63%	1,255
2009	10.603928	10.529841	-0.70%	1,646
2008	10.556708	10.603928	0.45%	3,909
2007	10.266377	10.556708	2.83%	2,832
2006	10.011179	10.266377	2.55%	1,227
2005	9.936424	10.011179	0.75%	884
2004	10.038665	9.936424	-1.02%	1,434
2003	10.159933	10.038665	-1.19%	1,558
2002	10.219232	10.159933	-0.58%	14,738

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708993	14.151433	3.23%	400
2010	10.851996	13.708993	26.33%	400
2009	8.930324	10.851996	21.52%	771
2008	14.203946	8.930324	-37.13%	371
2007	17.217135	14.203946	-17.50%	643
2006	13.463339	17.217135	27.88%	808
2005	12.357120	13.463339	8.95%	941
2004*	10.000000	12.357120	23.57%	79
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.989390	12.958832	-7.37%	1,358
2010	12.621457	13.989390	10.84%	1,665
2009	8.926298	12.621457	41.40%	1,794
2008	13.736038	8.926298	-35.02%	3,178
2007	11.236701	13.736038	22.24%	5,365
2006	10.596290	11.236701	6.04%	7,914
2005	9.193564	10.596290	15.26%	8,708
2004	8.045180	9.193564	14.27%	13,056
2003	6.273457	8.045180	28.24%	8,179
2002	8.396010	6.273457	-25.28%	4,272
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.357661	12.617469	-12.12%	2,211
2010	11.335587	14.357661	26.66%	2,153
2009	8.559510	11.335587	32.43%	2,309
2008	14.316607	8.559510	-40.21%	3,554
2007	12.831230	14.316607	11.58%	4,738
2006	12.424678	12.831230	3.27%	7,268
2005	11.196441	12.424678	10.97%	8,089
2004	9.965598	11.196441	12.35%	11,945
2003	7.466909	9.965598	33.46%	9,103
2002	9.712673	7.466909	-23.12%	7,025
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.229454	12.199060	-14.27%	1,126
2010	11.450753	14.229454	24.27%	1,126
2009	9.019763	11.450753	26.95%	1,465
2008	12.422115	9.019763	-27.39%	893
2007	13.182617	12.422115	-5.77%	592
2006	11.476758	13.182617	14.86%	740
2005	11.209485	11.476758	2.38%	853
2004*	10.000000	11.209485	12.09%	187
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400873	12.209529	-8.89%	2,685
2010	11.484061	13.400873	16.69%	2,670
2009	9.224987	11.484061	24.49%	2,667
2008	14.179523	9.224987	-34.94%	2,128
2007	14.157624	14.179523	0.15%	2,383
2006	12.321716	14.157624	14.90%	3,852
2005	12.003276	12.321716	2.65%	4,562
2004	10.645628	12.003276	12.75%	7,149
2003	8.655972	10.645628	22.99%	4,779
2002	10.086266	8.655972	-14.18%	1,272

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.162871	20.206565	-8.83%	3,102
2010	20.756661	22.162871	6.77%	5,905
2009	16.894710	20.756661	22.86%	6,378
2008	23.173382	16.894710	-27.09%	6,334
2007	16.367681	23.173382	41.58%	6,344
2006	13.864795	16.367681	18.05%	4,706
2005	11.354672	13.864795	22.11%	4,659
2004	10.200337	11.354672	11.32%	4,659
2003	9.313310	10.200337	9.52%	2,178
2002	9.177891	9.313310	1.48%	2,088
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.329507	13.530699	1.51%	4,418
2010	11.584817	13.329507	15.06%	6,406
2009	10.413848	11.584817	11.24%	6,666
2008	13.416583	10.413848	-22.38%	7,568
2007	12.014846	13.416583	11.67%	7,284
2006	10.995573	12.014846	9.27%	7,798
2005	10.656532	10.995573	3.18%	7,985
2004	9.956696	10.656532	7.03%	7,985
2003	8.509395	9.956696	17.01%	4,185
2002	9.456739	8.509395	-10.02%	4,093
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855740	14.608796	5.43%	8,299
2010	13.299208	13.855740	4.18%	10,926
2009	12.631174	13.299208	5.29%	11,475
2008	12.816170	12.631174	-1.44%	11,915
2007	12.345780	12.816170	3.81%	11,054
2006	12.053554	12.345780	2.42%	1,929
2005	12.072760	12.053554	-0.16%	3,245
2004	11.828774	12.072760	2.06%	4,043
2003	11.555910	11.828774	2.36%	331
2002	10.792757	11.555910	7.07%	448
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431224	10.419439	-0.11%	6,447
2010	8.781886	10.431224	18.78%	10,182
2009	7.207018	8.781886	21.85%	10,673
2008	11.245791	7.207018	-35.91%	11,633
2007	10.038903	11.245791	12.02%	10,493
2006	8.733643	10.038903	14.95%	10,568
2005	8.154339	8.733643	7.10%	12,195
2004	7.574721	8.154339	7.65%	12,438
2003	6.574382	7.574721	15.22%	9,101
2002	8.538740	6.574382	-23.01%	5,997

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119557	12.285867	-6.35%	0
2010	11.474513	13.119557	14.34%	0
2009	9.907185	11.474513	15.82%	413
2008	15.735105	9.907185	-37.04%	178
2007	13.722948	15.735105	14.66%	0
2006	12.049184	13.722948	13.89%	0
2005	10.849412	12.049184	11.06%	0
2004*	10.000000	10.849412	8.49%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.978810	10.700849	-10.67%	0
2010	9.997008	11.978810	19.82%	0
2009	7.243020	9.997008	38.02%	0
2008	13.689761	7.243020	-47.09%	0
2007	9.210232	13.689761	48.64%	0
2006*	10.000000	9.210232	-7.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.826537	-1.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.794187	12.190087	-22.82%	419
2010	13.731983	15.794187	15.02%	444
2009	8.049072	13.731983	70.60%	880
2008	21.258617	8.049072	-62.14%	533
2007	15.079307	21.258617	40.98%	242
2006	12.229450	15.079307	23.30%	0
2005*	10.000000	12.229450	22.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.738203	9.771310	0.34%	7,849
2010	8.803971	9.738203	10.61%	14,205
2009	7.051604	8.803971	24.85%	15,172
2008	11.262879	7.051604	-37.39%	15,441
2007	9.112400	11.262879	20.76%	18,953
2006	8.829510	9.112400	3.20%	26,235
2005	8.079089	8.829510	9.29%	28,920
2004	7.959739	8.079089	1.50%	28,726
2003	6.583431	7.959739	20.91%	25,232
2002	8.514201	6.583431	-22.68%	17,998
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.338264	18.965857	3.42%	179
2010	16.250165	18.338264	12.85%	179
2009	11.295831	16.250165	43.86%	480
2008	14.705677	11.295831	-23.19%	365
2007	14.412537	14.705677	2.03%	179
2006	13.302997	14.412537	8.34%	179
2005	13.203257	13.302997	0.76%	179
2004	12.231922	13.203257	7.94%	179
2003	10.397530	12.231922	17.64%	179
2002	10.801340	10.397530	-3.74%	268

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.267323	12.917625	-15.39%	284
2010	13.619537	15.267323	12.10%	284
2009	10.120840	13.619537	34.57%	417
2008	17.841381	10.120840	-43.27%	338
2007	16.528063	17.841381	7.95%	284
2006	12.977994	16.528063	27.35%	284
2005	11.882106	12.977994	9.22%	0
2004*	10.000000	11.882106	18.82%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096056	10.103951	-8.94%	0
2010	9.838674	11.096056	12.78%	0
2009	7.891726	9.838674	24.67%	340
2008	13.884189	7.891726	-43.16%	187
2007	11.651566	13.884189	19.16%	238
2006	9.801536	11.651566	18.87%	211
2005	8.564653	9.801536	14.44%	596
2004	7.646706	8.564653	12.00%	539
2003	6.231384	7.646706	22.71%	568
2002	7.749199	6.231384	-19.59%	469
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.095534	0.96%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.980106	13.686220	-8.64%	132
2010	10.824228	14.980106	38.39%	151
2009	7.797527	10.824228	38.82%	151
2008	15.273422	7.797527	-48.95%	151
2007	14.599734	15.273422	4.61%	0
2006	13.235888	14.599734	10.30%	0
2005	11.145161	13.235888	18.76%	0
2004*	10.000000	11.145161	11.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.571250	15.213627	-2.30%	240
2010	12.046692	15.571250	29.26%	240
2009	8.360150	12.046692	44.10%	296
2008	13.343410	8.360150	-37.35%	240
2007	12.060759	13.343410	10.63%	240
2006	11.307455	12.060759	6.66%	240
2005*	10.000000	11.307455	13.07%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.305626	10.127790	-1.73%	0
2010	10.481297	10.305626	-1.68%	0
2009	10.560412	10.481297	-0.75%	19
2008	10.518736	10.560412	0.40%	391
2007	10.234684	10.518736	2.78%	243
2006	9.985338	10.234684	2.50%	1,053
2005	9.915806	9.985338	0.70%	1,128
2004	10.022932	9.915806	-1.07%	1,106
2003	10.149172	10.022932	-1.24%	1,038
2002	10.213606	10.149172	-0.63%	838

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.664319	14.098154	3.17%	0
2010	10.822120	13.664319	26.26%	0
2009	8.910273	10.822120	21.46%	365
2008	14.179316	8.910273	-37.16%	120
2007	17.196075	14.179316	-17.54%	0
2006	13.453700	17.196075	27.82%	0
2005	12.354526	13.453700	8.90%	0
2004*	10.000000	12.354526	23.55%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.917861	12.886024	-7.41%	1,754
2010	12.563310	13.917861	10.78%	1,754
2009	8.889689	12.563310	41.32%	1,998
2008	13.686681	8.889689	-35.05%	1,714
2007	11.202058	13.686681	22.18%	1,591
2006	10.568981	11.202058	5.99%	1,591
2005	9.174517	10.568981	15.20%	3,849
2004	8.032584	9.174517	14.22%	4,082
2003	6.266813	8.032584	28.18%	4,082
2002	8.391394	6.266813	-25.32%	3,967
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.284151	12.546492	-12.16%	859
2010	11.283273	14.284151	26.60%	859
2009	8.524344	11.283273	32.37%	928
2008	14.265071	8.524344	-40.24%	890
2007	12.791582	14.265071	11.52%	621
2006	12.392579	12.791582	3.22%	623
2005	11.173187	12.392579	10.91%	1,668
2004	9.949969	11.173187	12.29%	1,829
2003	7.458986	9.949969	33.40%	1,802
2002	9.707317	7.458986	-23.16%	2,368
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.181297	12.151602	-14.31%	0
2010	11.417794	14.181297	24.20%	0
2009	8.998388	11.417794	26.89%	0
2008	12.398995	8.998388	-27.43%	0
2007	13.164824	12.398995	-5.82%	0
2006	11.467086	13.164824	14.81%	0
2005	11.205722	11.467086	2.33%	0
2004*	10.000000	11.205722	12.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.335088	12.143433	-8.94%	2,321
2010	11.433510	13.335088	16.63%	5,190
2009	9.189047	11.433510	24.43%	5,312
2008	14.131483	9.189047	-34.97%	5,340
2007	14.116876	14.131483	0.10%	5,403
2006	12.292488	14.116876	14.84%	6,303
2005	11.980875	12.292488	2.60%	6,596
2004	10.631170	11.980875	12.70%	6,215
2003	8.648608	10.631170	22.92%	5,635
2002	10.082827	8.648608	-14.22%	2,986

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.049524	20.093013	-8.87%	7,856
2010	20.660999	22.049524	6.72%	13,084
2009	16.825408	20.660999	22.80%	17,020
2008	23.090085	16.825408	-27.13%	17,637
2007	16.317183	23.090085	41.51%	12,034
2006	13.829041	16.317183	17.99%	15,894
2005	11.331137	13.829041	22.04%	9,068
2004	10.184374	11.331137	11.26%	9,149
2003	9.303459	10.184374	9.47%	7,171
2002	9.172845	9.303459	1.42%	825
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.261284	13.454601	1.46%	5,868
2010	11.531383	13.261284	15.00%	8,216
2009	10.371093	11.531383	11.19%	7,749
2008	13.368309	10.371093	-22.42%	7,070
2007	11.977740	13.368309	11.61%	8,999
2006	10.967172	11.977740	9.21%	7,792
2005	10.634409	10.967172	3.13%	8,184
2004	9.941075	10.634409	6.97%	8,085
2003	8.500373	9.941075	16.95%	1,861
2002	9.451524	8.500373	-10.06%	1,383
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.784851	14.526680	5.38%	12,712
2010	13.237899	13.784851	4.13%	13,006
2009	12.579343	13.237899	5.24%	18,772
2008	12.770070	12.579343	-1.49%	18,146
2007	12.307655	12.770070	3.76%	10,278
2006	12.022433	12.307655	2.37%	7,633
2005	12.047708	12.022433	-0.21%	6,751
2004	11.810247	12.047708	2.01%	7,276
2003	11.543683	11.810247	2.31%	7,075
2002	10.786820	11.543683	7.02%	2,195
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377811	10.360830	-0.16%	18,496
2010	8.741354	10.377811	18.72%	23,572
2009	7.177410	8.741354	21.79%	34,443
2008	11.205303	7.177410	-35.95%	32,858
2007	10.007879	11.205303	11.96%	26,594
2006	8.711073	10.007879	14.89%	30,740
2005	8.137392	8.711073	7.05%	33,102
2004	7.562827	8.137392	7.60%	33,034
2003	6.567410	7.562827	15.16%	17,910
2002	8.534039	6.567410	-23.04%	11,637

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.075125	12.238042	-6.40%	2,329
2010	11.441470	13.075125	14.28%	2,308
2009	9.883687	11.441470	15.76%	1,691
2008	15.705806	9.883687	-37.07%	385
2007	13.704406	15.705806	14.60%	510
2006	12.039021	13.704406	13.83%	0
2005	10.845761	12.039021	11.00%	0
2004*	10.000000	10.845761	8.46%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.950360	10.670000	-10.71%	4,768
2010	9.978349	11.950360	19.76%	4,768
2009	7.233179	9.978349	37.95%	4,995
2008	13.678145	7.233179	-47.12%	5,072
2007	9.207116	13.678145	48.56%	1,250
2006*	10.000000	9.207116	-7.93%	359
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.823217	-1.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.749294	12.149259	-22.86%	4,780
2010	13.699923	15.749294	14.96%	9,349
2009	8.034380	13.699923	70.52%	15,783
2008	21.230671	8.034380	-62.16%	12,843
2007	15.067189	21.230671	40.91%	7,698
2006	12.225828	15.067189	23.24%	9,058
2005*	10.000000	12.225828	22.26%	654
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688336	9.716341	0.29%	19,975
2010	8.763340	9.688336	10.56%	25,156
2009	7.022630	8.763340	24.79%	27,408
2008	11.222325	7.022630	-37.42%	28,232
2007	9.084235	11.222325	20.70%	32,362
2006	8.806697	9.084235	3.15%	35,312
2005	8.062303	8.806697	9.23%	35,735
2004	7.947249	8.062303	1.45%	36,268
2003	6.576449	7.947249	20.84%	17,113
2002	8.509507	6.576449	-22.72%	6,749
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.244495	18.859306	3.37%	6,862
2010	16.175283	18.244495	12.79%	7,049
2009	11.249498	16.175283	43.79%	7,186
2008	14.652819	11.249498	-23.23%	6,821
2007	14.368077	14.652819	1.98%	3,826
2006	13.268682	14.368077	8.29%	3,660
2005	13.175880	13.268682	0.70%	6,317
2004	12.212773	13.175880	7.89%	6,383
2003	10.386539	12.212773	17.58%	5,903
2002	10.795404	10.386539	-3.79%	629

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.215640	12.867337	-15.43%	1,780
2010	13.580340	15.215640	12.04%	2,391
2009	10.096848	13.580340	34.50%	6,235
2008	17.808170	10.096848	-43.30%	5,321
2007	16.505746	17.808170	7.89%	1,484
2006	12.967046	16.505746	27.29%	705
2005	11.878109	12.967046	9.17%	0
2004*	10.000000	11.878109	18.78%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.039236	10.047101	-8.99%	4,937
2010	9.793277	11.039236	12.72%	5,855
2009	7.859316	9.793277	24.61%	8,815
2008	13.834228	7.859316	-43.19%	5,281
2007	11.615577	13.834228	19.10%	4,724
2006	9.776219	11.615577	18.81%	4,643
2005	8.546859	9.776219	14.38%	4,856
2004	7.634714	8.546859	11.95%	4,666
2003	6.224770	7.634714	22.65%	4,984
2002	7.744924	6.224770	-19.63%	1,412
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.092123	0.92%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.929400	13.632963	-8.68%	0
2010	10.793077	14.929400	38.32%	0
2009	7.779036	10.793077	38.75%	0
2008	15.244988	7.779036	-48.97%	0
2007	14.580015	15.244988	4.56%	0
2006	13.224727	14.580015	10.25%	0
2005	11.141414	13.224727	18.70%	0
2004*	10.000000	11.141414	11.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.527086	15.162773	-2.35%	1,802
2010	12.018634	15.527086	29.19%	1,895
2009	8.344923	12.018634	44.02%	2,160
2008	13.325893	8.344923	-37.38%	261
2007	12.051086	13.325893	10.58%	301
2006	11.304117	12.051086	6.61%	0
2005*	10.000000	11.304117	13.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.252872	10.070835	-1.78%	31,977
2010	10.432954	10.252872	-1.73%	31,538
2009	10.517057	10.432954	-0.80%	1,618
2008	10.480886	10.517057	0.35%	12,747
2007	10.203077	10.480886	2.72%	6,782
2006	9.959557	10.203077	2.45%	2,115
2005	9.895226	9.959557	0.65%	1,011
2004	10.007222	9.895226	-1.12%	912
2003	10.138425	10.007222	-1.29%	766
2002	10.207985	10.138425	-0.68%	7,285

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.619767	14.045059	3.12%	712
2010	10.792324	13.619767	26.20%	1,730
2009	8.890277	10.792324	21.39%	2,032
2008	14.154722	8.890277	-37.19%	1,844
2007	17.175049	14.154722	-17.59%	1,290
2006	13.444055	17.175049	27.75%	581
2005	12.351936	13.444055	8.84%	581
2004*	10.000000	12.351936	23.52%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.846542	12.813483	-7.46%	11,668
2010	12.505303	13.846542	10.73%	15,252
2009	8.853154	12.505303	41.25%	17,508
2008	13.637386	8.853154	-35.08%	15,592
2007	11.167421	13.637386	22.12%	11,132
2006	10.541658	11.167421	5.94%	12,404
2005	9.155443	10.541658	15.14%	10,440
2004	8.019969	9.155443	14.16%	10,614
2003	6.260157	8.019969	28.11%	9,641
2002	8.386760	6.260157	-25.36%	3,648
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.211010	12.475902	-12.21%	12,699
2010	11.231202	14.211010	26.53%	12,910
2009	8.489334	11.231202	32.30%	16,081
2008	14.213730	8.489334	-40.27%	11,239
2007	12.752071	14.213730	11.46%	6,528
2006	12.360569	12.752071	3.17%	7,442
2005	11.149982	12.360569	10.86%	8,980
2004	9.934358	11.149982	12.24%	9,328
2003	7.451065	9.934358	33.33%	8,407
2002	9.701957	7.451065	-23.20%	4,372
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.133281	12.104302	-14.36%	164
2010	11.384924	14.133281	24.14%	164
2009	8.977050	11.384924	26.82%	0
2008	12.375917	8.977050	-27.46%	0
2007	13.147047	12.375917	-5.87%	0
2006	11.457412	13.147047	14.75%	0
2005	11.201949	11.457412	2.28%	0
2004*	10.000000	11.201949	12.02%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.269643	12.077686	-8.98%	6,760
2010	11.383167	13.269643	16.57%	6,888
2009	9.153250	11.383167	24.36%	8,216
2008	14.083623	9.153250	-35.01%	7,581
2007	14.076270	14.083623	0.05%	8,514
2006	12.263348	14.076270	14.78%	9,207
2005	11.958537	12.263348	2.55%	13,364
2004	10.616751	11.958537	12.64%	13,113
2003	8.641266	10.616751	22.86%	5,817
2002	10.079400	8.641266	-14.27%	1,549

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.936664	19.980000	-8.92%	11,606
2010	20.565724	21.936664	6.67%	12,238
2009	16.756337	20.565724	22.73%	18,228
2008	23.007031	16.756337	-27.17%	16,751
2007	16.266808	23.007031	41.44%	18,356
2006	13.793345	16.266808	17.93%	19,130
2005	11.307615	13.793345	21.98%	20,185
2004	10.168407	11.307615	11.20%	17,279
2003	9.293602	10.168407	9.41%	14,979
2002	9.167790	9.293602	1.37%	9,380
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.193376	13.378906	1.41%	8,036
2010	11.478176	13.193376	14.94%	8,711
2009	10.328502	11.478176	11.13%	8,810
2008	13.320203	10.328502	-22.46%	8,354
2007	11.940751	13.320203	11.55%	12,090
2006	10.938861	11.940751	9.16%	7,770
2005	10.612329	10.938861	3.08%	7,997
2004	9.925489	10.612329	6.92%	7,371
2003	8.491357	9.925489	16.89%	13,971
2002	9.446317	8.491357	-10.11%	7,671
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.714218	14.444907	5.33%	3,521
2010	13.176788	13.714218	4.08%	3,905
2009	12.527651	13.176788	5.18%	4,546
2008	12.724081	12.527651	-1.54%	4,641
2007	12.269620	12.724081	3.70%	5,315
2006	11.991376	12.269620	2.32%	2,609
2005	12.022687	11.991376	-0.26%	3,527
2004	11.791725	12.022687	1.96%	2,876
2003	11.531449	11.791725	2.26%	4,631
2002	10.780876	11.531449	6.96%	2,238
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.324672	10.302532	-0.21%	16,787
2010	8.701028	10.324672	18.66%	18,306
2009	7.147936	8.701028	21.73%	21,103
2008	11.164979	7.147936	-35.98%	19,821
2007	9.976968	11.164979	11.91%	18,022
2006	8.688574	9.976968	14.83%	23,354
2005	8.120498	8.688574	7.00%	26,809
2004	7.550959	8.120498	7.54%	27,357
2003	6.560440	7.550959	15.10%	37,276
2002	8.529332	6.560440	-23.08%	26,476

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030848	12.190398	-6.45%	459
2010	11.408525	13.030848	14.22%	468
2009	9.860246	11.408525	15.70%	1,603
2008	15.676559	9.860246	-37.10%	4,070
2007	13.685905	15.676559	14.55%	5,301
2006	12.028860	13.685905	13.78%	3,988
2005	10.842113	12.028860	10.95%	852
2004*	10.000000	10.842113	8.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.921965	10.639249	-10.76%	556
2010	9.959699	11.921965	19.70%	556
2009	7.223338	9.959699	37.88%	1,343
2008	13.666521	7.223338	-47.15%	1,026
2007	9.204002	13.666521	48.48%	3,146
2006*	10.000000	9.204002	-7.96%	1,119
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.819903	-1.80%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.704601	12.108624	-22.90%	9,297
2010	13.667983	15.704601	14.90%	9,448
2009	8.019723	13.667983	70.43%	20,083
2008	21.202788	8.019723	-62.18%	16,595
2007	15.055105	21.202788	40.83%	13,052
2006	12.222219	15.055105	23.18%	11,061
2005*	10.000000	12.222219	22.22%	9,055
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.638719	9.661666	0.24%	20,726
2010	8.722883	9.638719	10.50%	23,378
2009	6.993767	8.722883	24.72%	27,376
2008	11.181906	6.993767	-37.45%	26,058
2007	9.056152	11.181906	20.63%	24,707
2006	8.783933	9.056152	3.10%	30,610
2005	8.045554	8.783933	9.18%	38,945
2004	7.934767	8.045554	1.40%	47,590
2003	6.569458	7.934767	20.78%	52,182
2002	8.504809	6.569458	-22.76%	17,605
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.151041	18.753171	3.32%	2,693
2010	16.100631	18.151041	12.73%	3,049
2009	11.203274	16.100631	43.71%	3,192
2008	14.600056	11.203274	-23.27%	3,086
2007	14.323679	14.600056	1.93%	2,732
2006	13.234405	14.323679	8.23%	4,797
2005	13.148530	13.234405	0.65%	5,320
2004	12.193625	13.148530	7.83%	4,815
2003	10.375534	12.193625	17.52%	3,366
2002	10.789458	10.375534	-3.84%	2,077

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.164134	12.817265	-15.48%	1,565
2010	13.541248	15.164134	11.98%	1,747
2009	10.072910	13.541248	34.43%	1,785
2008	17.775027	10.072910	-43.33%	631
2007	16.483458	17.775027	7.84%	4,178
2006	12.956103	16.483458	27.23%	2,901
2005	11.874109	12.956103	9.11%	1,360
2004*	10.000000	11.874109	18.74%	106
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.982697	9.990559	-9.03%	6,964
2010	9.748069	10.982697	12.67%	6,793
2009	7.827024	9.748069	24.54%	9,745
2008	13.784418	7.827024	-43.22%	11,022
2007	11.579680	13.784418	19.04%	9,929
2006	9.750960	11.579680	18.75%	7,046
2005	8.529109	9.750960	14.33%	9,061
2004	7.622729	8.529109	11.89%	11,891
2003	6.218168	7.622729	22.59%	14,331
2002	7.740655	6.218168	-19.67%	8,438
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.088710	0.89%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.878845	13.579882	-8.73%	6,685
2010	10.762006	14.878845	38.25%	6,998
2009	7.760596	10.762006	38.67%	452
2008	15.216622	7.760596	-49.00%	380
2007	14.560338	15.216622	4.51%	1,129
2006	13.213592	14.560338	10.19%	2,483
2005	11.137673	13.213592	18.64%	1,729
2004*	10.000000	11.137673	11.38%	10
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482961	15.112000	-2.40%	4,268
2010	11.990581	15.482961	29.13%	4,284
2009	8.329691	11.990581	43.95%	1,422
2008	13.308372	8.329691	-37.41%	1,314
2007	12.041399	13.308372	10.52%	1,474
2006	11.300782	12.041399	6.55%	1,484
2005*	10.000000	11.300782	13.01%	687
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.200359	10.014170	-1.83%	0
2010	10.384807	10.200359	-1.78%	0
2009	10.473856	10.384807	-0.85%	72
2008	10.443152	10.473856	0.29%	2,764
2007	10.171550	10.443152	2.67%	4,537
2006	9.933826	10.171550	2.39%	1,725
2005	9.874674	9.933826	0.60%	1,265
2004	9.991522	9.874674	-1.17%	1,635
2003	10.127677	9.991522	-1.34%	1,620
2002	10.202360	10.127677	-0.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575358	13.992152	3.07%	2,363
2010	10.762600	13.575358	26.13%	2,234
2009	8.870298	10.762600	21.33%	2,427
2008	14.130142	8.870298	-37.22%	2,117
2007	17.154012	14.130142	-17.63%	3,715
2006	13.434409	17.154012	27.69%	5,486
2005	12.349343	13.434409	8.79%	5,064
2004*	10.000000	12.349343	23.49%	3,669
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.775633	12.741379	-7.51%	9,835
2010	12.447594	13.775633	10.67%	10,819
2009	8.816780	12.447594	41.18%	14,244
2008	13.588299	8.816780	-35.11%	13,077
2007	11.132925	13.588299	22.06%	15,220
2006	10.514438	11.132925	5.88%	15,919
2005	9.136430	10.514438	15.08%	22,839
2004	8.007398	9.136430	14.10%	22,548
2003	6.253523	8.007398	28.05%	23,680
2002	8.382138	6.253523	-25.39%	15,802
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.138201	12.405676	-12.25%	13,326
2010	11.179356	14.138201	26.47%	13,348
2009	8.454444	11.179356	32.23%	15,537
2008	14.162554	8.454444	-40.30%	14,872
2007	12.712663	14.162554	11.41%	12,904
2006	12.328642	12.712663	3.11%	14,200
2005	11.126823	12.328642	10.80%	18,730
2004	9.918772	11.126823	12.18%	21,235
2003	7.443165	9.918772	33.26%	22,279
2002	9.696613	7.443165	-23.24%	14,885
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.085391	12.057151	-14.40%	2,939
2010	11.352119	14.085391	24.08%	2,861
2009	8.955749	11.352119	26.76%	1,510
2008	12.352856	8.955749	-27.50%	1,403
2007	13.129271	12.352856	-5.91%	1,589
2006	11.447738	13.129271	14.69%	2,869
2005	11.198178	11.447738	2.23%	1,735
2004*	10.000000	11.198178	11.98%	1,405
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.204456	12.012249	-9.03%	11,032
2010	11.333025	13.204456	16.51%	10,869
2009	9.117574	11.333025	24.30%	11,434
2008	14.035888	9.117574	-35.04%	12,284
2007	14.035747	14.035888	0.00%	12,969
2006	12.234249	14.035747	14.73%	15,333
2005	11.936220	12.234249	2.50%	17,832
2004	10.602328	11.936220	12.58%	22,510
2003	8.633911	10.602328	22.80%	26,348
2002	10.075958	8.633911	-14.31%	17,267

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.824273	19.867525	-8.97%	22
2010	20.470767	21.824273	6.61%	392
2009	16.687470	20.470767	22.67%	403
2008	22.924163	16.687470	-27.21%	521
2007	16.216512	22.924163	41.36%	557
2006	13.757682	16.216512	17.87%	575
2005	11.284110	13.757682	21.92%	586
2004	10.152439	11.284110	11.15%	579
2003	9.283743	10.152439	9.36%	340
2002	9.162734	9.283743	1.32%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.125833	13.303645	1.35%	85
2010	11.425224	13.125833	14.88%	104
2009	10.286081	11.425224	11.07%	104
2008	13.272253	10.286081	-22.50%	177
2007	11.903856	13.272253	11.50%	177
2006	10.910595	11.903856	9.10%	215
2005	10.590282	10.910595	3.02%	215
2004	9.909910	10.590282	6.87%	302
2003	8.482350	9.909910	16.83%	158
2002	9.441109	8.482350	-10.16%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.644011	14.363658	5.27%	785
2010	13.116009	13.644011	4.03%	1,422
2009	12.476211	13.116009	5.13%	1,414
2008	12.678289	12.476211	-1.59%	1,290
2007	12.231722	12.678289	3.65%	1,668
2006	11.960409	12.231722	2.27%	843
2005	11.997729	11.960409	-0.31%	712
2004	11.773243	11.997729	1.91%	543
2003	11.519240	11.773243	2.21%	324
2002	10.774936	11.519240	6.91%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.271743	10.244509	-0.27%	530
2010	8.660825	10.271743	18.60%	1,329
2009	7.118529	8.660825	21.67%	1,424
2008	11.124729	7.118529	-36.01%	1,708
2007	9.946095	11.124729	11.85%	1,607
2006	8.666092	9.946095	14.77%	1,596
2005	8.103604	8.666092	6.94%	1,517
2004	7.539101	8.103604	7.49%	1,267
2003	6.553473	7.539101	15.04%	709
2002	8.524624	6.553473	-23.12%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.986685	12.142905	-6.50%	0
2010	11.375655	12.986685	14.16%	0
2009	9.836852	11.375655	15.64%	0
2008	15.647355	9.836852	-37.13%	88
2007	13.667398	15.647355	14.49%	74
2006	12.018704	13.667398	13.72%	77
2005	10.838453	12.018704	10.89%	77
2004*	10.000000	10.838453	8.38%	62
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.893610	10.608544	-10.80%	0
2010	9.941071	11.893610	19.64%	0
2009	7.213509	9.941071	37.81%	0
2008	13.654905	7.213509	-47.17%	0
2007	9.200892	13.654905	48.41%	0
2006*	10.000000	9.200892	-7.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.816587	-1.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.659957	12.068050	-22.94%	12
2010	13.636062	15.659957	14.84%	36
2009	8.005079	13.636062	70.34%	36
2008	21.174907	8.005079	-62.20%	0
2007	15.043015	21.174907	40.76%	0
2006	12.218605	15.043015	23.12%	0
2005*	10.000000	12.218605	22.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.589314	9.607261	0.19%	585
2010	8.682604	9.589314	10.44%	2,087
2009	6.965020	8.682604	24.66%	2,178
2008	11.141629	6.965020	-37.49%	2,565
2007	9.028161	11.141629	20.57%	2,465
2006	8.761234	9.028161	3.05%	2,606
2005	8.028841	8.761234	9.12%	2,509
2004	7.922325	8.028841	1.34%	2,194
2003	6.562499	7.922325	20.72%	665
2002	8.500123	6.562499	-22.80%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.058040	18.647619	3.26%	27
2010	16.026293	18.058040	12.68%	415
2009	11.157228	16.026293	43.64%	431
2008	14.547469	11.157228	-23.30%	527
2007	14.279392	14.547469	1.88%	564
2006	13.200188	14.279392	8.18%	510
2005	13.121198	13.200188	0.60%	461
2004	12.174486	13.121198	7.78%	370
2003	10.364526	12.174486	17.46%	278
2002	10.783508	10.364526	-3.89%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.112754	12.767332	-15.52%	0
2010	13.502231	15.112754	11.93%	0
2009	10.049008	13.502231	34.36%	0
2008	17.741899	10.049008	-43.36%	0
2007	16.461167	17.741899	7.78%	0
2006	12.945156	16.461167	27.16%	0
2005	11.870111	12.945156	9.06%	0
2004*	10.000000	11.870111	18.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926419	9.934308	-9.08%	63
2010	9.703059	10.926419	12.61%	743
2009	7.794845	9.703059	24.48%	747
2008	13.734768	7.794845	-43.25%	764
2007	11.543887	13.734768	18.98%	607
2006	9.725760	11.543887	18.69%	641
2005	8.511386	9.725760	14.27%	662
2004	7.610765	8.511386	11.83%	589
2003	6.211565	7.610765	22.53%	430
2002	7.736379	6.211565	-19.71%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.085315	0.85%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.828359	13.526913	-8.78%	0
2010	10.730946	14.828359	38.18%	0
2009	7.742142	10.730946	38.60%	0
2008	15.188223	7.742142	-49.03%	0
2007	14.540626	15.188223	4.45%	0
2006	13.202420	14.540626	10.14%	0
2005	11.133916	13.202420	18.58%	0
2004*	10.000000	11.133916	11.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.438969	15.061395	-2.45%	13
2010	11.962599	15.438969	29.06%	35
2009	8.314481	11.962599	43.88%	77
2008	13.290861	8.314481	-37.44%	90
2007	12.031718	13.290861	10.47%	75
2006	11.297430	12.031718	6.50%	71
2005*	10.000000	11.297430	12.97%	71
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.148093	9.957792	-1.88%	297
2010	10.336859	10.148093	-1.83%	232
2009	10.430812	10.336859	-0.90%	223
2008	10.405536	10.430812	0.24%	328
2007	10.140106	10.405536	2.62%	286
2006	9.908151	10.140106	2.34%	278
2005	9.854158	9.908151	0.55%	112
2004	9.975848	9.854158	-1.22%	88
2003	10.116942	9.975848	-1.39%	17
2002	10.196739	10.116942	-0.78%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.531023	13.939367	3.02%	0
2010	10.732905	13.531023	26.07%	0
2009	8.850357	10.732905	21.27%	0
2008	14.105608	8.850357	-37.26%	0
2007	17.133009	14.105608	-17.67%	0
2006	13.424770	17.133009	27.62%	0
2005	12.346755	13.424770	8.73%	0
2004*	10.000000	12.346755	23.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.705044	12.669644	-7.55%	0
2010	12.390112	13.705044	10.61%	523
2009	8.780538	12.390112	41.11%	533
2008	13.539355	8.780538	-35.15%	660
2007	11.098498	13.539355	21.99%	556
2006	10.487250	11.098498	5.83%	595
2005	9.117437	10.487250	15.02%	564
2004	7.994819	9.117437	14.04%	521
2003	6.246875	7.994819	27.98%	403
2002	8.377507	6.246875	-25.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.065731	12.335809	-12.30%	34
2010	11.127715	14.065731	26.40%	592
2009	8.419681	11.127715	32.16%	626
2008	14.111521	8.419681	-40.33%	666
2007	12.673334	14.111521	11.35%	504
2006	12.296744	12.673334	3.06%	512
2005	11.103670	12.296744	10.74%	474
2004	9.903176	11.103670	12.12%	448
2003	7.435249	9.903176	33.19%	336
2002	9.691246	7.435249	-23.28%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.037691	12.010201	-14.44%	0
2010	11.319438	14.037691	24.01%	0
2009	8.934512	11.319438	26.69%	0
2008	12.329851	8.934512	-27.54%	0
2007	13.111545	12.329851	-5.96%	0
2006	11.438085	13.111545	14.63%	0
2005	11.194411	11.438085	2.18%	0
2004*	10.000000	11.194411	11.94%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.139553	11.947119	-9.08%	159
2010	11.283055	13.139553	16.45%	790
2009	9.081991	11.283055	24.24%	840
2008	13.988274	9.081991	-35.07%	916
2007	13.995294	13.988274	-0.05%	832
2006	12.205190	13.995294	14.67%	791
2005	11.913919	12.205190	2.44%	786
2004	10.587913	11.913919	12.52%	778
2003	8.626571	10.587913	22.74%	468
2002	10.072534	8.626571	-14.36%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.712454	19.755670	-9.01%	30,990
2010	20.376262	21.712454	6.56%	49,480
2009	16.618894	20.376262	22.61%	29,116
2008	22.841603	16.618894	-27.24%	15,971
2007	16.166397	22.841603	41.29%	16,814
2006	13.722139	16.166397	17.81%	17,188
2005	11.260676	13.722139	21.86%	17,728
2004	10.136509	11.260676	11.09%	17,933
2003	9.273900	10.136509	9.30%	29,358
2002	9.157678	9.273900	1.27%	702
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.058487	13.228656	1.30%	3,861
2010	11.372392	13.058487	14.83%	5,898
2009	10.243745	11.372392	11.02%	7,411
2008	13.224378	10.243745	-22.54%	7,690
2007	11.867001	13.224378	11.44%	2,289
2006	10.882342	11.867001	9.05%	3,560
2005	10.568239	10.882342	2.97%	3,453
2004	9.894326	10.568239	6.81%	3,480
2003	8.473330	9.894326	16.77%	3,561
2002	9.435894	8.473330	-10.20%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.574041	14.282742	5.22%	2,659
2010	13.055396	13.574041	3.97%	4,544
2009	12.424894	13.055396	5.07%	3,976
2008	12.632579	12.424894	-1.64%	4,670
2007	12.193868	12.632579	3.60%	4,633
2006	11.929452	12.193868	2.22%	2,907
2005	11.972776	11.929452	-0.36%	2,624
2004	11.754754	11.972776	1.85%	2,471
2003	11.507021	11.754754	2.15%	2,282
2002	10.768998	11.507021	6.85%	364
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219107	10.186834	-0.32%	4,326
2010	8.620829	10.219107	18.54%	8,495
2009	7.089267	8.620829	21.60%	9,870
2008	11.084666	7.089267	-36.04%	10,354
2007	9.915352	11.084666	11.79%	3,161
2006	8.643698	9.915352	14.71%	3,145
2005	8.086758	8.643698	6.89%	3,267
2004	7.527257	8.086758	7.43%	10,010
2003	6.546524	7.527257	14.98%	9,193
2002	8.519930	6.546524	-23.16%	14,097

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.942672	12.095586	-6.54%	0
2010	11.342878	12.942672	14.10%	0
2009	9.813509	11.342878	15.58%	0
2008	15.618199	9.813509	-37.17%	0
2007	13.648927	15.618199	14.43%	0
2006	12.008565	13.648927	13.66%	0
2005	10.834807	12.008565	10.83%	0
2004*	10.000000	10.834807	8.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.865330	10.577926	-10.85%	0
2010	9.922486	11.865330	19.58%	0
2009	7.203690	9.922486	37.74%	0
2008	13.643292	7.203690	-47.20%	0
2007	9.197778	13.643292	48.33%	0
2006*	10.000000	9.197778	-8.02%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.813265	-1.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.615427	12.027603	-22.98%	9,994
2010	13.604220	15.615427	14.78%	17,549
2009	7.990454	13.604220	70.26%	16,838
2008	21.147056	7.990454	-62.21%	11,792
2007	15.030923	21.147056	40.69%	11,791
2006	12.214996	15.030923	23.05%	11,395
2005*	10.000000	12.214996	22.15%	11,052
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.540123	9.553110	0.14%	7,335
2010	8.642457	9.540123	10.39%	18,216
2009	6.936353	8.642457	24.60%	20,827
2008	11.101450	6.936353	-37.52%	19,721
2007	9.000207	11.101450	20.51%	12,596
2006	8.738546	9.000207	2.99%	12,525
2005	8.012116	8.738546	9.07%	10,677
2004	7.909852	8.012116	1.29%	20,855
2003	6.555505	7.909852	20.66%	21,382
2002	8.495416	6.555505	-22.83%	12,140
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.965482	18.542604	3.21%	752
2010	15.952285	17.965482	12.62%	2,350
2009	11.111353	15.952285	43.57%	2,954
2008	14.495047	11.111353	-23.34%	3,296
2007	14.235236	14.495047	1.83%	3,445
2006	13.166055	14.235236	8.12%	2,385
2005	13.093921	13.166055	0.55%	2,397
2004	12.155367	13.093921	7.72%	2,291
2003	10.353516	12.155367	17.40%	2,544
2002	10.777559	10.353516	-3.93%	592

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.061536	12.717582	-15.56%	0
2010	13.463326	15.061536	11.87%	0
2009	10.025164	13.463326	34.30%	0
2008	17.708855	10.025164	-43.39%	0
2007	16.438933	17.708855	7.73%	42
2006	12.934241	16.438933	27.10%	42
2005	11.866121	12.934241	9.00%	42
2004*	10.000000	11.866121	18.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.870383	9.878323	-9.13%	10,180
2010	9.658214	10.870383	12.55%	20,038
2009	7.762776	9.658214	24.42%	18,202
2008	13.685246	7.762776	-43.28%	17,511
2007	11.508158	13.685246	18.92%	17,833
2006	9.700590	11.508158	18.63%	16,324
2005	8.493683	9.700590	14.21%	16,261
2004	7.598803	8.493683	11.78%	2,324
2003	6.204963	7.598803	22.46%	1,504
2002	7.732108	6.204963	-19.75%	2,622
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.081901	0.82%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.778142	13.474234	-8.82%	0
2010	10.700042	14.778142	38.11%	0
2009	7.723774	10.700042	38.53%	0
2008	15.159934	7.723774	-49.05%	0
2007	14.520976	15.159934	4.40%	0
2006	13.191283	14.520976	10.08%	0
2005	11.130159	13.191283	18.52%	0
2004*	10.000000	11.130159	11.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.395096	15.010965	-2.50%	0
2010	11.934680	15.395096	28.99%	390
2009	8.299300	11.934680	43.80%	0
2008	13.273376	8.299300	-37.47%	0
2007	12.022052	13.273376	10.41%	0
2006	11.294094	12.022052	6.45%	0
2005*	10.000000	11.294094	12.94%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096066	9.901714	-1.93%	9,925
2010	10.289110	10.096066	-1.88%	1,249
2009	10.387921	10.289110	-0.95%	878
2008	10.368031	10.387921	0.19%	1,271
2007	10.108739	10.368031	2.57%	546
2006	9.882525	10.108739	2.29%	308
2005	9.833672	9.882525	0.50%	63
2004	9.960185	9.833672	-1.27%	381
2003	10.106208	9.960185	-1.44%	380
2002	10.191113	10.106208	-0.83%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.486830	13.886771	2.97%	0
2010	10.703306	13.486830	26.01%	0
2009	8.830457	10.703306	21.21%	0
2008	14.081104	8.830457	-37.29%	0
2007	17.112019	14.081104	-17.71%	51
2006	13.415136	17.112019	27.56%	51
2005	12.344170	13.415136	8.68%	51
2004*	10.000000	12.344170	23.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.634758	12.598251	-7.60%	7,877
2010	12.332845	13.634758	10.56%	14,141
2009	8.744408	12.332845	41.04%	16,834
2008	13.490523	8.744408	-35.18%	17,136
2007	11.064134	13.490523	21.93%	11,052
2006	10.460091	11.064134	5.77%	10,769
2005	9.098452	10.460091	14.97%	11,903
2004	7.982235	9.098452	13.98%	6,096
2003	6.240231	7.982235	27.92%	6,765
2002	8.372876	6.240231	-25.47%	6,745
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.993596	12.266298	-12.34%	2,484
2010	11.076279	13.993596	26.34%	6,262
2009	8.385032	11.076279	32.10%	8,738
2008	14.060636	8.385032	-40.37%	9,869
2007	12.634121	14.060636	11.29%	3,842
2006	12.264939	12.634121	3.01%	3,778
2005	11.080591	12.264939	10.69%	3,761
2004	9.887634	11.080591	12.07%	2,112
2003	7.427351	9.887634	33.12%	2,137
2002	9.685904	7.427351	-23.32%	2,660
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.990081	11.963368	-14.49%	0
2010	11.286783	13.990081	23.95%	0
2009	8.913285	11.286783	26.63%	0
2008	12.306855	8.913285	-27.57%	0
2007	13.093809	12.306855	-6.01%	47
2006	11.428424	13.093809	14.57%	47
2005	11.190639	11.428424	2.12%	47
2004*	10.000000	11.190639	11.91%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074938	11.882324	-9.12%	6,850
2010	11.233291	13.074938	16.39%	13,033
2009	9.046551	11.233291	24.17%	15,844
2008	13.940799	9.046551	-35.11%	14,591
2007	13.954962	13.940799	-0.10%	8,999
2006	12.176205	13.954962	14.61%	10,340
2005	11.891670	12.176205	2.39%	10,460
2004	10.573530	11.891670	12.47%	8,761
2003	8.619231	10.573530	22.67%	7,867
2002	10.069095	8.619231	-14.40%	3,448

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.601112	19.644363	-9.06%	8,884
2010	20.282095	21.601112	6.50%	9,515
2009	16.550524	20.282095	22.55%	5,845
2008	22.759256	16.550524	-27.28%	5,892
2007	16.116368	22.759256	41.22%	8,302
2006	13.686622	16.116368	17.75%	11,791
2005	11.237242	13.686622	21.80%	12,346
2004	10.120578	11.237242	11.03%	12,544
2003	9.264049	10.120578	9.25%	11,456
2002	9.152626	9.264049	1.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.991495	13.154106	1.25%	983
2010	11.319824	12.991495	14.77%	1,765
2009	10.201596	11.319824	10.96%	2,983
2008	13.176694	10.201596	-22.58%	2,986
2007	11.830281	13.176694	11.38%	2,990
2006	10.854195	11.830281	8.99%	3,930
2005	10.546257	10.854195	2.92%	5,473
2004	9.878786	10.546257	6.76%	5,752
2003	8.464340	9.878786	16.71%	3,272
2002	9.430687	8.464340	-10.25%	405
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.504467	14.202315	5.17%	26,075
2010	12.995111	13.504467	3.92%	27,543
2009	12.373821	12.995111	5.02%	9,770
2008	12.587064	12.373821	-1.69%	7,074
2007	12.156169	12.587064	3.54%	12,495
2006	11.898625	12.156169	2.16%	6,178
2005	11.947895	11.898625	-0.41%	5,014
2004	11.736302	11.947895	1.80%	2,441
2003	11.494819	11.736302	2.10%	6,639
2002	10.763059	11.494819	6.80%	6,185
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.166672	10.129404	-0.37%	4,954
2010	8.580972	10.166672	18.48%	13,419
2009	7.060092	8.580972	21.54%	14,093
2008	11.044694	7.060092	-36.08%	17,588
2007	9.884667	11.044694	11.74%	21,109
2006	8.621331	9.884667	14.65%	25,659
2005	8.069940	8.621331	6.83%	25,266
2004	7.515429	8.069940	7.38%	28,701
2003	6.539562	7.515429	14.92%	26,644
2002	8.515224	6.539562	-23.20%	27,015

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.898754	12.048420	-6.59%	768
2010	11.310153	12.898754	14.05%	1,474
2009	9.790193	11.310153	15.53%	764
2008	15.589064	9.790193	-37.20%	660
2007	13.630453	15.589064	14.37%	2,484
2006	11.998403	13.630453	13.60%	2,507
2005	10.831149	11.998403	10.78%	1,851
2004*	10.000000	10.831149	8.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.837082	10.547374	-10.90%	1,194
2010	9.903902	11.837082	19.52%	1,194
2009	7.193872	9.903902	37.67%	0
2008	13.631668	7.193872	-47.23%	0
2007	9.194660	13.631668	48.26%	1,149
2006*	10.000000	9.194660	-8.05%	536
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.809954	-1.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.570998	11.987272	-23.02%	468
2010	13.572428	15.570998	14.73%	6,751
2009	7.975845	13.572428	70.17%	11,097
2008	21.119212	7.975845	-62.23%	6,754
2007	15.018837	21.119212	40.62%	3,313
2006	12.211385	15.018837	22.99%	3,757
2005*	10.000000	12.211385	22.11%	1,121
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491183	9.499272	0.09%	4,700
2010	8.602513	9.491183	10.33%	11,374
2009	6.907811	8.602513	24.53%	16,247
2008	11.061430	6.907811	-37.55%	20,278
2007	8.972360	11.061430	20.45%	21,563
2006	8.715943	8.972360	2.94%	26,877
2005	7.995459	8.715943	9.01%	51,311
2004	7.897438	7.995459	1.24%	62,522
2003	6.548549	7.897438	20.60%	67,985
2002	8.490728	6.548549	-22.87%	30,012
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.873372	18.438156	3.16%	1,376
2010	15.878586	17.873372	12.56%	1,385
2009	11.065657	15.878586	43.49%	3,748
2008	14.442807	11.065657	-23.38%	803
2007	14.191214	14.442807	1.77%	839
2006	13.132019	14.191214	8.07%	1,927
2005	13.066712	13.132019	0.50%	1,890
2004	12.136294	13.066712	7.67%	2,760
2003	10.342540	12.136294	17.34%	858
2002	10.771613	10.342540	-3.98%	4,818

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.010426	12.667959	-15.61%	299
2010	13.424474	15.010426	11.81%	1,169
2009	10.001337	13.424474	34.23%	646
2008	17.675803	10.001337	-43.42%	1,836
2007	16.416662	17.675803	7.67%	2,388
2006	12.923293	16.416662	27.03%	2,610
2005	11.862117	12.923293	8.95%	416
2004*	10.000000	11.862117	18.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.814661	9.822684	-9.17%	4,828
2010	9.613581	10.814661	12.49%	15,901
2009	7.730852	9.613581	24.35%	16,976
2008	13.635949	7.730852	-43.31%	12,385
2007	11.472577	13.635949	18.86%	16,011
2006	9.675507	11.472577	18.57%	17,525
2005	8.476018	9.675507	14.15%	15,634
2004	7.586861	8.476018	11.72%	17,511
2003	6.198374	7.586861	22.40%	17,191
2002	7.727839	6.198374	-19.79%	12,863
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.078495	0.78%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.727997	13.421687	-8.87%	0
2010	10.669165	14.727997	38.04%	1,567
2009	7.705426	10.669165	38.46%	386
2008	15.131664	7.705426	-49.08%	372
2007	14.501329	15.131664	4.35%	576
2006	13.180126	14.501329	10.02%	1,507
2005	11.126400	13.180126	18.46%	336
2004*	10.000000	11.126400	11.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.351290	14.960619	-2.54%	1,181
2010	11.906778	15.351290	28.93%	4,336
2009	8.284119	11.906778	43.73%	3,308
2008	13.255882	8.284119	-37.51%	1,131
2007	12.012373	13.255882	10.35%	1,092
2006	11.290750	12.012373	6.39%	1,099
2005*	10.000000	11.290750	12.91%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.044282	9.845910	-1.97%	15,182
2010	10.241559	10.044282	-1.93%	12,800
2009	10.345189	10.241559	-1.00%	15,433
2008	10.330650	10.345189	0.14%	30,685
2007	10.077459	10.330650	2.51%	18,521
2006	9.856957	10.077459	2.24%	13,876
2005	9.813219	9.856957	0.45%	7,166
2004	9.944540	9.813219	-1.32%	7,953
2003	10.095481	9.944540	-1.50%	4,541
2002	10.185490	10.095481	-0.88%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.442802	13.834396	2.91%	0
2010	10.673791	13.442802	25.94%	250
2009	8.810591	10.673791	21.15%	585
2008	14.056628	8.810591	-37.32%	1,370
2007	17.091041	14.056628	-17.75%	1,370
2006	13.405496	17.091041	27.49%	2,923
2005	12.341572	13.405496	8.62%	2,169
2004*	10.000000	12.341572	23.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.564820	12.527251	-7.65%	5,397
2010	12.275833	13.564820	10.50%	5,505
2009	8.708424	12.275833	40.97%	2,549
2008	13.441886	8.708424	-35.21%	2,653
2007	11.029907	13.441886	21.87%	3,851
2006	10.433043	11.029907	5.72%	3,931
2005	9.079546	10.433043	14.91%	3,981
2004	7.969711	9.079546	13.93%	6,251
2003	6.233605	7.969711	27.85%	6,429
2002	8.368253	6.233605	-25.51%	2,548
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.921802	12.197142	-12.39%	1,890
2010	11.025066	13.921802	26.27%	4,520
2009	8.350527	11.025066	32.03%	4,462
2008	14.009942	8.350527	-40.40%	3,711
2007	12.595025	14.009942	11.23%	4,788
2006	12.233210	12.595025	2.96%	8,887
2005	11.057533	12.233210	10.63%	12,952
2004	9.872084	11.057533	12.01%	15,990
2003	7.419447	9.872084	33.06%	14,226
2002	9.680539	7.419447	-23.36%	25,413
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.942629	11.916715	-14.53%	0
2010	11.254236	13.942629	23.89%	1,941
2009	8.892106	11.254236	26.56%	615
2008	12.283895	8.892106	-27.61%	615
2007	13.076083	12.283895	-6.06%	629
2006	11.418756	13.076083	14.51%	1,085
2005	11.186860	11.418756	2.07%	1,085
2004*	10.000000	11.186860	11.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.010622	11.817860	-9.17%	6,154
2010	11.183720	13.010622	16.34%	11,487
2009	9.011226	11.183720	24.11%	7,775
2008	13.893468	9.011226	-35.14%	7,648
2007	13.914722	13.893468	-0.15%	9,448
2006	12.147270	13.914722	14.55%	12,844
2005	11.869450	12.147270	2.34%	19,887
2004	10.559154	11.869450	12.41%	18,453
2003	8.611900	10.559154	22.61%	17,347
2002	10.065668	8.611900	-14.44%	2,838

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.075978	19.157027	-9.10%	153
2010	19.799131	21.075978	6.45%	521
2009	16.164648	19.799131	22.48%	422
2008	22.239986	16.164648	-27.32%	1,049
2007	15.756727	22.239986	41.15%	1,065
2006	13.388012	15.756727	17.69%	1,088
2005	10.997662	13.388012	21.74%	1,188
2004	9.909859	10.997662	10.98%	1,267
2003	9.075787	9.909859	9.19%	0
2002	8.971203	9.075787	1.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.728245	12.880995	1.20%	20
2010	11.096099	12.728245	14.71%	20
2009	10.005070	11.096099	10.90%	0
2008	12.929457	10.005070	-22.62%	1,030
2007	11.614262	12.929457	11.32%	1,022
2006	10.661418	11.614262	8.94%	996
2005	10.364227	10.661418	2.87%	962
2004	9.713231	10.364227	6.70%	911
2003	8.326724	9.713231	16.65%	0
2002	9.282101	8.326724	-10.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035229	13.701847	5.11%	60
2010	12.549969	13.035229	3.87%	535
2009	11.956069	12.549969	4.97%	740
2008	12.168322	11.956069	-1.74%	499
2007	11.757796	12.168322	3.49%	754
2006	11.514546	11.757796	2.11%	23
2005	11.568122	11.514546	-0.46%	0
2004	11.369059	11.568122	1.75%	0
2003	11.140818	11.369059	2.05%	0
2002	10.436920	11.140818	6.74%	65
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.155743	10.113369	-0.42%	17
2010	8.576106	10.155743	18.42%	2,031
2009	7.059685	8.576106	21.48%	2,173
2008	11.049706	7.059685	-36.11%	2,387
2007	9.894224	11.049706	11.68%	2,266
2006	8.634048	9.894224	14.60%	2,310
2005	8.085953	8.634048	6.78%	2,245
2004	7.534177	8.085953	7.32%	2,256
2003	6.559208	7.534177	14.86%	225
2002	8.545186	6.559208	-23.24%	326

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.855002	12.001431	-6.64%	46
2010	11.277529	12.855002	13.99%	46
2009	9.766932	11.277529	15.47%	0
2008	15.559979	9.766932	-37.23%	0
2007	13.611999	15.559979	14.31%	0
2006	11.988253	13.611999	13.54%	0
2005	10.827497	11.988253	10.72%	0
2004*	10.000000	10.827497	8.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.808903	10.516905	-10.94%	356
2010	9.885373	11.808903	19.46%	356
2009	7.184075	9.885373	37.60%	356
2008	13.620070	7.184075	-47.25%	356
2007	9.191539	13.620070	48.18%	0
2006*	10.000000	9.191539	-8.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.806641	-1.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.526678	11.947054	-23.05%	22
2010	13.540695	15.526678	14.67%	22
2009	7.961269	13.540695	70.08%	212
2008	21.091432	7.961269	-62.25%	66
2007	15.006771	21.091432	40.55%	0
2006	12.207781	15.006771	22.93%	0
2005*	10.000000	12.207781	22.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.691054	9.694373	0.03%	0
2010	8.788145	9.691054	10.27%	1,156
2009	7.060473	8.788145	24.47%	1,278
2008	11.311666	7.060473	-37.58%	2,741
2007	9.180041	11.311666	20.39%	2,659
2006	8.922227	9.180041	2.89%	2,713
2005	8.188851	8.922227	8.96%	2,717
2004	8.092590	8.188851	1.19%	2,754
2003	6.713791	8.092791	20.54%	507
2002	8.709436	6.713791	-22.91%	387
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.647648	18.196037	3.11%	46
2010	15.686047	17.647648	12.51%	46
2009	10.937050	15.686047	43.42%	72
2008	14.282231	10.937050	-23.42%	74
2007	14.040633	14.282231	1.72%	0
2006	12.999290	14.040633	8.01%	0
2005	12.941237	12.999290	0.45%	0
2004	12.025889	12.941237	7.61%	0
2003	10.253691	12.025889	17.28%	0
2002	10.684536	10.253691	-4.03%	54

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.959512	12.618559	-15.65%	16
2010	13.385753	14.959512	11.76%	16
2009	9.977578	13.385753	34.16%	66
2008	17.642836	9.977578	-43.45%	0
2007	16.394445	17.642836	7.61%	0
2006	12.912365	16.394445	26.97%	0
2005	11.858115	12.912365	8.89%	0
2004*	10.000000	11.858115	18.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.647866	9.666256	-9.22%	23
2010	9.470136	10.647866	12.44%	23
2009	7.619380	9.470136	24.29%	534
2008	13.446206	7.619380	-43.33%	239
2007	11.318744	13.446206	18.80%	226
2006	9.550633	11.318744	18.51%	265
2005	8.370885	9.550633	14.09%	263
2004	7.496595	8.370885	11.66%	245
2003	6.127756	7.496595	22.34%	227
2002	7.643699	6.127756	-19.83%	173
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.075078	0.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.677996	13.369298	-8.92%	0
2010	10.638368	14.677996	37.97%	0
2009	7.687102	10.638368	38.39%	36
2008	15.103410	7.687102	-49.10%	0
2007	14.481690	15.103410	4.29%	0
2006	13.168987	14.481690	9.97%	0
2005	11.122649	13.168987	18.40%	0
2004*	10.000000	11.122649	11.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.307631	14.910481	-2.59%	17
2010	11.878971	15.307631	28.86%	17
2009	8.268987	11.878971	43.66%	70
2008	13.238439	8.268987	-37.54%	46
2007	12.002708	13.238439	10.30%	0
2006	11.287407	12.002708	6.34%	0
2005*	10.000000	11.287407	12.87%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959375	9.757713	-2.02%	0
2010	10.160168	9.959375	-1.98%	0
2009	10.268213	10.160168	-1.05%	60
2008	10.259016	10.268213	0.09%	496
2007	10.012718	10.259016	2.46%	303
2006	9.798619	10.012718	2.18%	268
2005	9.760106	9.798619	0.39%	131
2004	9.895766	9.760106	-1.37%	120
2003	10.051095	9.895766	-1.55%	54
2002	10.145885	10.051095	-0.93%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.398864	13.782165	2.86%	12
2010	10.644315	13.398864	25.88%	12
2009	8.790769	10.644315	21.09%	0
2008	14.032196	8.790769	-37.35%	61
2007	17.070097	14.032196	-17.80%	0
2006	13.395878	17.070097	27.43%	0
2005	12.338984	13.395878	8.57%	0
2004*	10.000000	12.338984	23.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.679684	13.549932	-7.70%	23
2010	13.291544	14.679684	10.44%	23
2009	9.433780	13.291544	40.89%	0
2008	14.568950	9.433780	-35.25%	32
2007	11.960861	14.568950	21.81%	372
2006	11.319381	11.960861	5.67%	372
2005	9.855903	11.319381	14.85%	372
2004	8.655589	9.855903	13.87%	372
2003	6.773527	8.655589	27.79%	372
2002	9.097725	6.773527	-25.55%	372
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.382436	12.594298	-12.43%	18
2010	11.395667	14.382436	26.21%	18
2009	8.635621	11.395667	31.96%	84
2008	14.495671	8.635621	-40.43%	67
2007	13.038383	14.495671	11.18%	0
2006	12.670275	13.038383	2.91%	34
2005	11.458418	12.670275	10.58%	105
2004	10.235218	11.458418	11.95%	131
2003	7.696288	10.235218	32.99%	105
2002	10.046885	7.696288	-23.40%	323
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.895295	11.870200	-14.57%	19
2010	11.221748	13.895295	23.82%	19
2009	8.870974	11.221748	26.50%	34
2008	12.260965	8.870974	-27.65%	0
2007	13.058386	12.260965	-6.11%	0
2006	11.409106	13.058386	14.46%	0
2005	11.183090	11.409106	2.02%	0
2004*	10.000000	11.183090	11.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.946587	11.753689	-9.21%	20
2010	11.134361	12.946587	16.28%	363
2009	8.976031	11.134361	24.05%	426
2008	13.846284	8.976031	-35.17%	1,424
2007	13.874575	13.846284	-0.20%	1,280
2006	12.118387	13.874575	14.49%	1,251
2005	11.847252	12.118387	2.29%	1,284
2004	10.544788	11.847252	12.35%	1,239
2003	8.604570	10.544788	22.55%	74
2002	10.062235	8.604570	-14.49%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.968773	19.049874	-9.15%	176
2010	19.708466	20.968773	6.39%	174
2009	16.098843	19.708466	22.42%	170
2008	22.160772	16.098843	-27.35%	199
2007	15.708650	22.160772	41.07%	2,770
2006	13.353960	15.708650	17.63%	3,320
2005	10.975263	13.353960	21.67%	3,906
2004	9.894719	10.975263	10.92%	165
2003	9.066542	9.894719	9.13%	167
2002	8.966650	9.066542	1.11%	153
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.663460	12.808910	1.15%	145
2010	11.045266	12.663460	14.65%	148
2009	9.964324	11.045266	10.85%	148
2008	12.883390	9.964324	-22.66%	590
2007	11.578813	12.883390	11.27%	3,990
2006	10.634291	11.578813	8.88%	4,761
2005	10.343122	10.634291	2.82%	5,609
2004	9.698398	10.343122	6.65%	113
2003	8.318250	9.698398	16.59%	112
2002	9.277394	8.318250	-10.34%	109
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.968933	13.625230	5.06%	212
2010	12.492513	12.968933	3.81%	212
2009	11.907398	12.492513	4.91%	212
2008	12.124971	11.907398	-1.79%	212
2007	11.721914	12.124971	3.44%	0
2006	11.485252	11.721914	2.06%	0
2005	11.544565	11.485252	-0.51%	0
2004	11.351701	11.544565	1.70%	0
2003	11.129494	11.351701	2.00%	1,386
2002	10.431636	11.129494	6.69%	1,561
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.103996	10.056703	-0.47%	296
2010	8.536775	10.103996	18.36%	303
2009	7.030900	8.536775	21.42%	306
2008	11.010281	7.030900	-36.14%	359
2007	9.863983	11.010281	11.62%	362
2006	8.612053	9.863983	14.54%	350
2005	8.069468	8.612053	6.72%	359
2004	7.522668	8.069468	7.27%	219
2003	6.552540	7.522668	14.81%	3,626
2002	8.540852	6.552540	-23.28%	4,944

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.811322	11.954554	-6.69%	0
2010	11.244951	12.811322	13.93%	0
2009	9.743692	11.244951	15.41%	0
2008	15.530906	9.743692	-37.26%	0
2007	13.593544	15.530906	14.25%	0
2006	11.978105	13.593544	13.49%	0
2005	10.823841	11.978105	10.66%	0
2004*	10.000000	10.823841	8.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.780778	10.486508	-10.99%	1,303
2010	9.866855	11.780778	19.40%	1,303
2009	7.174281	9.866855	37.53%	1,303
2008	13.608472	7.174281	-47.28%	1,303
2007	9.188434	13.608472	48.10%	0
2006*	10.000000	9.188434	-8.12%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.803318	-1.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482430	11.906926	-23.09%	178
2010	13.508998	15.482430	14.61%	178
2009	7.946685	13.508998	70.00%	178
2008	21.063604	7.946685	-62.27%	0
2007	14.994670	21.063604	40.47%	0
2006	12.204153	14.994670	22.87%	0
2005*	10.000000	12.204153	22.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.641715	9.640101	-0.02%	170
2010	8.747856	9.641715	10.22%	176
2009	7.031691	8.747856	24.41%	173
2008	11.271309	7.031691	-37.61%	0
2007	9.151983	11.271309	20.33%	355
2006	8.899488	9.151983	2.84%	365
2005	8.172144	8.899488	8.90%	348
2004	8.080206	8.172144	1.14%	215
2003	6.706945	8.080206	20.48%	8,486
2002	8.705008	6.706945	-22.95%	10,404
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.557854	18.094237	3.05%	0
2010	15.614202	17.557854	12.45%	0
2009	10.892508	15.614202	43.35%	0
2008	14.231341	10.892508	-23.46%	0
2007	13.997785	14.231341	1.67%	2,269
2006	12.966218	13.997785	7.96%	2,735
2005	12.914883	12.966218	0.40%	3,244
2004	12.007521	12.914883	7.56%	0
2003	10.243252	12.007521	17.22%	1,363
2002	10.679110	10.243252	-4.08%	1,535

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.908713	12.569294	-15.69%	0
2010	13.347103	14.908713	11.70%	0
2009	9.953845	13.347103	34.09%	0
2008	17.609880	9.953845	-43.48%	0
2007	16.372228	17.609880	7.56%	0
2006	12.901431	16.372228	26.90%	0
2005	11.854114	12.901431	8.84%	0
2004*	10.000000	11.854114	18.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593691	9.612173	-9.27%	0
2010	9.426769	10.593691	12.38%	0
2009	7.588360	9.426769	24.23%	0
2008	13.398316	7.588360	-43.36%	0
2007	11.284213	13.398316	18.74%	0
2006	9.526346	11.284213	18.45%	0
2005	8.353843	9.526346	14.04%	0
2004	7.485155	8.353843	11.61%	0
2003	6.121511	7.485155	22.82%	0
2002	7.639805	6.121511	-19.87%	987
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.071673	0.72%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.628159	13.317109	-8.96%	0
2010	10.607644	14.628159	37.90%	0
2009	7.668813	10.607644	38.32%	0
2008	15.075197	7.668813	-49.13%	0
2007	14.462051	15.075197	4.24%	0
2006	13.157827	14.462051	9.91%	0
2005	11.118885	13.157827	18.34%	0
2004*	10.000000	11.118885	11.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.264041	14.860444	-2.64%	0
2010	11.851189	15.264041	28.80%	0
2009	8.253863	11.851189	43.58%	0
2008	13.220982	8.253863	-37.57%	0
2007	11.993039	13.220982	10.24%	0
2006	11.284062	11.993039	6.28%	0
2005*	10.000000	11.284062	12.84%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.908625	9.703048	-2.07%	0
2010	10.113558	9.908625	-2.03%	0
2009	10.226329	10.113558	-1.10%	0
2008	10.222389	10.226329	0.04%	0
2007	9.982094	10.222389	2.41%	0
2006	9.773626	9.982094	2.13%	0
2005	9.740170	9.773626	0.34%	0
2004	9.880595	9.740170	-1.42%	0
2003	10.040810	9.880595	-1.60%	0
2002	10.140679	10.040810	-0.98%	3,177

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355039	13.730088	2.81%	0
2010	10.614913	13.355039	25.81%	0
2009	8.770955	10.614913	21.02%	0
2008	14.007759	8.770955	-37.39%	0
2007	17.049128	14.007759	-17.84%	0
2006	13.386225	17.049128	27.36%	0
2005	12.336379	13.386225	8.51%	0
2004*	10.000000	12.336379	23.36%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.604998	13.474122	-7.74%	212
2010	13.230661	14.604998	10.39%	211
2009	9.395349	13.230661	40.82%	212
2008	14.517038	9.395349	-35.28%	0
2007	11.924352	14.517038	21.74%	184
2006	11.290569	11.924352	5.61%	188
2005	9.835820	11.290569	14.79%	186
2004	8.642359	9.835820	13.81%	124
2003	6.766628	8.642359	27.72%	1,730
2002	9.093108	6.766628	-25.59%	2,832
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.309261	12.523829	-12.48%	132
2010	11.343465	14.309261	26.15%	128
2009	8.600457	11.343465	31.89%	135
2008	14.444042	8.600457	-40.46%	0
2007	12.998619	14.444042	11.12%	1,737
2006	12.638067	12.998619	2.85%	1,732
2005	11.435099	12.638067	10.52%	1,721
2004	10.219595	11.435099	11.89%	1,638
2003	7.688456	10.219595	32.92%	1,633
2002	10.041791	7.688456	-23.44%	561
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.848098	11.823865	-14.62%	0
2010	11.189342	13.848098	23.76%	0
2009	8.849869	11.189342	26.44%	0
2008	12.238052	8.849869	-27.69%	0
2007	13.040676	12.238052	-6.15%	0
2006	11.399437	13.040676	14.40%	0
2005	11.179313	11.399437	1.97%	0
2004*	10.000000	11.179313	11.79%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.882809	11.689835	-9.26%	205
2010	11.085160	12.882809	16.22%	195
2009	8.940936	11.085160	23.98%	194
2008	13.799211	8.940936	-35.21%	368
2007	13.834503	13.799211	-0.26%	364
2006	12.089533	13.834503	14.43%	333
2005	11.825053	12.089533	2.24%	336
2004	10.530396	11.825053	12.29%	200
2003	8.597219	10.530396	22.49%	212
2002	10.058797	8.597219	-14.53%	561

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
2009	16.033229	19.618135	22.36%	0
2008	22.081740	16.033229	-27.39%	381
2007	15.660662	22.081740	41.00%	1,087
2006	13.319946	15.660662	17.57%	1,190
2005	10.952890	13.319946	21.61%	1,190
2004	9.879592	10.952890	10.86%	1,190
2003	9.057319	9.879592	9.08%	1,190
2002	8.962094	9.057319	1.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.598963	12.737182	1.10%	292
2010	10.994615	12.598963	14.59%	292
2009	9.923700	10.994615	10.79%	292
2008	12.837430	9.923700	-22.70%	483
2007	11.543436	12.837430	11.21%	837
2006	10.607198	11.543436	8.83%	1,121
2005	10.322027	10.607198	2.76%	1,121
2004	9.683565	10.322027	6.59%	1,121
2003	8.309777	9.683565	16.53%	1,121
2002	9.272682	8.309777	-10.38%	523
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.902902	13.548954	5.01%	1,728
2010	12.435252	12.902902	3.76%	1,728
2009	11.858870	12.435252	4.86%	1,728
2008	12.081731	11.858870	-1.84%	1,884
2007	11.686107	12.081731	3.39%	2,172
2006	11.456015	11.686107	2.01%	0
2005	11.521047	11.456015	-0.56%	0
2004	11.334364	11.521047	1.65%	0
2003	11.118168	11.334364	1.94%	0
2002	10.426344	11.118168	6.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.052514	10.000370	-0.52%	0
2010	8.497606	10.052514	18.30%	0
2009	7.002225	8.497606	21.36%	0
2008	10.970993	7.002225	-36.18%	0
2007	9.833835	10.970993	11.56%	0
2006	8.590103	9.833835	14.48%	0
2005	8.052998	8.590103	6.67%	0
2004	7.511147	8.052998	7.21%	0
2003	6.545848	7.511147	14.75%	0
2002	8.536500	6.545848	-23.32%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.767814	11.907882	-6.74%	0
2010	11.212483	12.767814	13.87%	0
2009	9.720526	11.212483	15.35%	0
2008	15.501918	9.720526	-37.29%	0
2007	13.575133	15.501918	14.19%	0
2006	11.967967	13.575133	13.43%	0
2005	10.820186	11.967967	10.61%	0
2004*	10.000000	10.820186	8.20%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.752698	10.456168	-11.03%	0
2010	9.848365	11.752698	19.34%	0
2009	7.164489	9.848365	37.46%	0
2008	13.596868	7.164489	-47.31%	0
2007	9.185307	13.596868	48.03%	0
2006*	10.000000	9.185307	-8.15%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.799999	-2.00%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.438345	11.866962	-23.13%	0
2010	13.477399	15.438345	14.55%	0
2009	7.932150	13.477399	69.91%	0
2008	21.035867	7.932150	-62.29%	0
2007	14.982613	21.035867	40.40%	0
2006	12.200545	14.982613	22.80%	0
2005*	10.000000	12.200545	22.01%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.592601	9.586113	-0.07%	490
2010	8.707741	9.592601	10.16%	490
2009	7.003025	8.707741	24.34%	490
2008	11.231111	7.003025	-37.65%	2,008
2007	9.124030	11.231111	20.26%	2,849
2006	8.876824	9.124030	2.78%	4,042
2005	8.155484	8.876824	8.84%	4,041
2004	8.067852	8.155484	1.09%	4,041
2003	6.700105	8.067852	20.41%	2,977
2002	8.700581	6.700105	-22.99%	1,559
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.468462	17.992951	3.00%	0
2010	15.542636	17.468462	12.39%	0
2009	10.848118	15.542636	43.27%	0
2008	14.180596	10.848118	-23.50%	0
2007	13.955046	14.180596	1.62%	0
2006	12.933212	13.955046	7.90%	0
2005	12.888569	12.933212	0.35%	0
2004	11.989185	12.888569	7.50%	0
2003	10.232830	11.989185	17.16%	0
2002	10.673695	10.232830	-4.13%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.858070	12.520208	-15.73%	0
2010	13.308554	14.858070	11.64%	0
2009	9.930173	13.308554	34.02%	0
2008	17.577011	9.930173	-43.50%	0
2007	16.350056	17.577011	7.50%	0
2006	12.890526	16.350056	26.84%	0
2005	11.850122	12.890526	8.78%	0
2004*	10.000000	11.850122	18.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.539700	9.558309	-9.31%	0
2010	9.383513	10.539700	12.32%	0
2009	7.557410	9.383513	24.16%	0
2008	13.350497	7.557410	-43.39%	0
2007	11.249716	13.350497	18.67%	0
2006	9.502059	11.249716	18.39%	0
2005	8.336790	9.502059	13.98%	0
2004	7.473680	8.336790	11.55%	0
2003	6.115254	7.473680	22.21%	0
2002	7.635914	6.115254	-19.91%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.068267	0.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.578479	13.265104	-9.01%	0
2010	10.577013	14.578479	37.83%	0
2009	7.650569	10.577013	38.25%	0
2008	15.047042	7.650569	-49.16%	0
2007	14.442463	15.047042	4.19%	0
2006	13.146707	14.442463	9.86%	0
2005	11.115135	13.146707	18.28%	0
2004*	10.000000	11.115135	11.15%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.220559	14.810567	-2.69%	0
2010	11.823463	15.220559	28.73%	0
2009	8.238758	11.823463	43.51%	0
2008	13.203551	8.238758	-37.60%	0
2007	11.983386	13.203551	10.18%	0
2006	11.280719	11.983386	6.23%	0
2005*	10.000000	11.280719	12.81%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.858110	9.648665	-2.12%	0
2010	10.067138	9.858110	-2.08%	0
2009	10.184592	10.067138	-1.15%	0
2008	10.185868	10.184592	-0.01%	0
2007	9.951542	10.185868	2.35%	0
2006	9.748675	9.951542	2.08%	0
2005	9.720256	9.748675	0.29%	0
2004	9.865434	9.720256	-1.47%	0
2003	10.030528	9.865434	-1.65%	0
2002	10.135471	10.030528	-1.04%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311316	13.678164	2.76%	0
2010	10.585563	13.311316	25.75%	0
2009	8.751182	10.585563	20.96%	0
2008	13.983362	8.751182	-37.42%	0
2007	17.028180	13.983362	-17.88%	0
2006	13.376591	17.028180	27.30%	0
2005	12.333788	13.376591	8.45%	0
2004*	10.000000	12.333788	23.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.530595	13.398646	-7.79%	185
2010	13.169987	14.530595	10.33%	185
2009	9.357046	13.169987	40.75%	185
2008	14.465255	9.357046	-35.31%	185
2007	11.887919	14.465255	21.68%	185
2006	11.261821	11.887919	5.56%	321
2005	9.815778	11.261821	14.73%	321
2004	8.629150	9.815778	13.75%	321
2003	6.759731	8.629150	27.66%	321
2002	9.088482	6.759731	-25.62%	321
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.236311	12.453626	-12.52%	0
2010	11.291395	14.236311	26.08%	0
2009	8.565351	11.291395	31.83%	0
2008	14.392441	8.565351	-40.49%	0
2007	12.958836	14.392441	11.06%	0
2006	12.605820	12.958836	2.80%	0
2005	11.411743	12.605820	10.46%	0
2004	10.203937	11.411743	11.84%	0
2003	7.680597	10.203937	32.85%	0
2002	10.036663	7.680597	-23.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801069	11.777691	-14.66%	0
2010	11.157020	13.801069	23.70%	0
2009	8.828821	11.157020	26.37%	0
2008	12.215195	8.828821	-27.72%	0
2007	13.023010	12.215195	-6.20%	0
2006	11.389795	13.023010	14.34%	0
2005	11.175542	11.389795	1.92%	0
2004*	10.000000	11.175542	11.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.819324	11.626293	-9.31%	278
2010	11.036165	12.819324	16.16%	278
2009	8.905969	11.036165	23.92%	278
2008	13.752294	8.905969	-35.24%	278
2007	13.794558	13.752294	-0.31%	278
2006	12.060767	13.794558	14.38%	514
2005	11.802925	12.060767	2.18%	514
2004	10.516058	11.802925	12.24%	514
2003	8.589893	10.516058	22.42%	514
2002	10.055359	8.589893	-14.57%	514

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.755721	18.837087	-9.24%	0
2010	19.528147	20.755721	6.29%	0
2009	15.967834	19.528147	22.30%	0
2008	22.002934	15.967834	-27.43%	0
2007	15.612789	22.002934	40.93%	0
2006	13.286000	15.612789	17.51%	0
2005	10.930538	13.286000	21.55%	0
2004	9.864470	10.930538	10.81%	0
2003	9.048072	9.864470	9.02%	0
2002	8.957533	9.048072	1.01%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534763	12.665821	1.05%	0
2010	10.944176	12.534763	14.53%	0
2009	9.883221	10.944176	10.73%	0
2008	12.791618	9.883221	-22.74%	0
2007	11.508151	12.791618	11.15%	0
2006	10.580171	11.508151	8.77%	0
2005	10.300973	10.580171	2.71%	0
2004	9.668753	10.300973	6.54%	0
2003	8.301299	9.668753	16.47%	0
2002	9.267955	8.301299	-10.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.837153	13.473038	4.95%	0
2010	12.378214	12.837153	3.71%	0
2009	11.810514	12.378214	4.81%	0
2008	12.038620	11.810514	-1.89%	0
2007	11.650402	12.038620	3.33%	0
2006	11.426831	11.650402	1.96%	0
2005	11.497555	11.426831	-0.62%	0
2004	11.317033	11.497555	1.60%	0
2003	11.106842	11.317033	1.89%	0
2002	10.421050	11.106842	6.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001293	9.944340	-0.57%	0
2010	8.458627	10.001293	18.24%	0
2009	6.973655	8.458627	21.29%	0
2008	10.931837	6.973655	-36.21%	0
2007	9.803766	10.931837	11.51%	0
2006	8.568200	9.803766	14.42%	0
2005	8.036563	8.568200	6.62%	0
2004	7.499654	8.036563	7.16%	0
2003	6.539161	7.499654	14.69%	0
2002	8.532148	6.539161	-23.36%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.724442	11.861377	-6.78%	0
2010	11.180098	12.724442	13.81%	0
2009	9.697398	11.180098	15.29%	0
2008	15.472951	9.697398	-37.33%	0
2007	13.556730	15.472951	14.13%	0
2006	11.957829	13.556730	13.37%	0
2005	10.816533	11.957829	10.55%	0
2004*	10.000000	10.816533	8.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.724637	10.425886	-11.08%	0
2010	9.829873	11.724637	19.28%	0
2009	7.154709	9.829873	37.39%	0
2008	13.585267	7.154709	-47.33%	0
2007	9.182194	13.585267	47.95%	0
2006*	10.000000	9.182194	-8.18%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.796679	-2.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.394320	11.827082	-23.17%	0
2010	13.445827	15.394320	14.49%	0
2009	7.917616	13.445827	69.82%	0
2008	21.008111	7.917616	-62.31%	0
2007	14.970532	21.008111	40.33%	0
2006	12.196923	14.970532	22.74%	0
2005*	10.000000	12.196923	21.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.543697	9.532379	-0.12%	0
2010	8.667775	9.543697	10.11%	0
2009	6.974455	8.667775	24.28%	0
2008	11.191020	6.974455	-37.68%	0
2007	9.096135	11.191020	20.20%	0
2006	8.854195	9.096135	2.73%	0
2005	8.138841	8.854195	8.79%	0
2004	8.055495	8.138841	1.03%	0
2003	6.693257	8.055495	20.35%	0
2002	8.696147	6.693257	-23.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.379504	17.892203	2.95%	0
2010	15.471384	17.379504	12.33%	0
2009	10.803903	15.471384	43.20%	0
2008	14.130020	10.803903	-23.54%	0
2007	13.912411	14.130020	1.56%	0
2006	12.900268	13.912411	7.85%	0
2005	12.862297	12.900268	0.30%	0
2004	11.970860	12.862297	7.45%	0
2003	10.222407	11.970860	17.10%	0
2002	10.668272	10.222407	-4.18%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.807558	12.471268	-15.78%	0
2010	13.270086	14.807558	11.59%	0
2009	9.906529	13.270086	33.95%	0
2008	17.544144	9.906529	-43.53%	0
2007	16.327873	17.544144	7.45%	0
2006	12.879595	16.327873	26.77%	0
2005	11.846114	12.879595	8.72%	0
2004*	10.000000	11.846114	18.46%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486009	9.504762	-9.36%	0
2010	9.340475	10.486009	12.26%	0
2009	7.526588	9.340475	24.10%	0
2008	13.302870	7.526588	-43.42%	0
2007	11.215336	13.302870	18.61%	0
2006	9.477850	11.215336	18.33%	0
2005	8.319789	9.477850	13.92%	0
2004	7.462248	8.319789	11.49%	0
2003	6.109028	7.462248	22.15%	0
2002	7.632035	6.109028	-19.96%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.064852	0.65%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.528896	13.213246	-9.06%	0
2010	10.546429	14.528896	37.76%	0
2009	7.632350	10.546429	38.18%	0
2008	15.018916	7.632350	-49.18%	0
2007	14.422872	15.018916	4.13%	0
2006	13.135573	14.422872	9.80%	0
2005	11.111379	13.135573	18.22%	0
2004*	10.000000	11.111379	11.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.177194	14.760832	-2.74%	0
2010	11.795797	15.177194	28.67%	0
2009	8.223675	11.795797	43.44%	0
2008	13.186138	8.223675	-37.63%	0
2007	11.973730	13.186138	10.13%	0
2006	11.277380	11.973730	6.17%	0
2005*	10.000000	11.277380	12.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.807826	9.594563	-2.17%	0
2010	10.020907	9.807826	-2.13%	0
2009	10.143004	10.020907	-1.20%	0
2008	10.149464	10.143004	-0.06%	0
2007	9.921071	10.149464	2.30%	0
2006	9.723781	9.921071	2.03%	0
2005	9.700377	9.723781	0.24%	0
2004	9.850291	9.700377	-1.52%	0
2003	10.020251	9.850291	-1.70%	0
2002	10.130263	10.020251	-1.09%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.267746	13.626436	2.70%	0
2010	10.556292	13.267746	25.69%	0
2009	8.731455	10.556292	20.90%	0
2008	13.959007	8.731455	-37.45%	0
2007	17.007266	13.959007	-17.92%	0
2006	13.366966	17.007266	27.23%	0
2005	12.331194	13.366966	8.40%	0
2004*	10.000000	12.331194	23.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.456525	13.323551	-7.84%	0
2010	13.109542	14.456525	10.27%	0
2009	9.318862	13.109542	40.68%	0
2008	14.413617	9.318862	-35.35%	0
2007	11.851572	14.413617	21.62%	0
2006	11.233117	11.851572	5.51%	0
2005	9.795741	11.233117	14.67%	0
2004	8.615945	9.795741	13.69%	0
2003	6.752838	8.615945	27.59%	0
2002	9.083866	6.752838	-25.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.163799	12.383869	-12.57%	0
2010	11.239620	14.163799	26.02%	0
2009	8.530424	11.239620	31.76%	0
2008	14.341119	8.530424	-40.52%	0
2007	12.919262	14.341119	11.01%	0
2006	12.573734	12.919262	2.75%	0
2005	11.388486	12.573734	10.41%	0
2004	10.188353	11.388486	11.78%	0
2003	7.672772	10.188353	32.79%	0
2002	10.031563	7.672772	-23.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.754150	11.731666	-14.70%	0
2010	11.124769	13.754150	23.64%	0
2009	8.807794	11.124769	26.31%	0
2008	12.192367	8.807794	-27.76%	0
2007	13.005350	12.192367	-6.25%	0
2006	11.380145	13.005350	14.28%	0
2005	11.171767	11.380145	1.87%	0
2004*	10.000000	11.171767	11.72%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.756128	11.563082	-9.35%	0
2010	10.987374	12.756128	16.10%	0
2009	8.871129	10.987374	23.86%	0
2008	13.705510	8.871129	-35.27%	0
2007	13.754694	13.705510	-0.36%	0
2006	12.032050	13.754694	14.32%	0
2005	11.780831	12.032050	2.13%	0
2004	10.501737	11.780831	12.18%	0
2003	8.582571	10.501737	22.36%	0
2002	10.051922	8.582571	-14.62%	0

Maximum Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.650009	18.731568	-9.29%	658
2010	19.438614	20.650009	6.23%	423
2009	15.902747	19.438614	22.23%	423
2008	21.924472	15.902747	-27.47%	423
2007	15.565097	21.924472	40.86%	423
2006	13.252167	15.565097	17.45%	539
2005	10.908251	13.252167	21.49%	86
2004	9.849383	10.908251	10.75%	86
2003	9.038856	9.849383	8.97%	86
2002	8.952983	9.038856	0.96%	86
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.470879	12.594836	0.99%	216
2010	10.893964	12.470879	14.48%	90
2009	9.842905	10.893964	10.68%	90
2008	12.745958	9.842905	-22.78%	90
2007	11.472962	12.745958	11.10%	90
2006	10.553197	11.472962	8.72%	90
2005	10.279954	10.553197	2.66%	90
2004	9.653959	10.279954	6.48%	90
2003	8.292840	9.653959	16.41%	90
2002	9.263248	8.292840	-10.48%	90
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.771733	13.397555	4.90%	11,034
2010	12.321425	12.771733	3.65%	10,689
2009	11.762345	12.321425	4.75%	8,926
2008	11.995652	11.762345	-1.94%	2,294
2007	11.614773	11.995652	3.28%	10,660
2006	11.397690	11.614773	1.90%	2,063
2005	11.474080	11.397690	-0.67%	979
2004	11.299700	11.474080	1.54%	213
2003	11.095505	11.299700	1.84%	203
2002	10.415736	11.095505	6.53%	4,703
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.950303	9.888587	-0.62%	9,167
2010	8.419802	9.950303	18.18%	10,791
2009	6.945201	8.419802	21.23%	11,797
2008	10.892807	6.945201	-36.24%	19,320
2007	9.773794	10.892807	11.45%	19,004
2006	8.546354	9.773794	14.36%	21,122
2005	8.020160	8.546354	6.56%	17,637
2004	7.488180	8.020160	7.10%	17,407
2003	6.532496	7.488180	14.63%	16,826
2002	8.527815	6.532496	-23.40%	20,720

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.681155	11.814994	-6.83%	135
2010	11.147756	12.681155	13.76%	0
2009	9.674294	11.147756	15.23%	0
2008	15.444003	9.674294	-37.36%	0
2007	13.538336	15.444003	14.08%	0
2006	11.947707	13.538336	13.31%	0
2005	10.812880	11.947707	10.50%	0
2004*	10.000000	10.812880	8.13%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.696667	10.395700	-11.12%	7
2010	9.811438	11.696667	19.21%	7
2009	7.144943	9.811438	37.32%	7
2008	13.573682	7.144943	-47.36%	7
2007	9.179075	13.573682	47.88%	7
2006*	10.000000	9.179075	-8.21%	311
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.793357	-2.07%	158
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.350413	11.787333	-23.21%	1,793
2010	13.414330	15.350413	14.43%	6,579
2009	7.903105	13.414330	69.73%	8,351
2008	20.980380	7.903105	-62.33%	581
2007	14.958457	20.980380	40.26%	581
2006	12.193311	14.958457	22.68%	764
2005*	10.000000	12.193311	21.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.495033	9.478924	-0.17%	7,357
2010	8.627981	9.495033	10.05%	7,475
2009	6.945978	8.627981	24.22%	9,128
2008	11.151049	6.945978	-37.71%	18,028
2007	9.068310	11.151049	20.14%	18,403
2006	8.831633	9.068310	2.68%	19,626
2005	8.122235	8.831633	8.73%	25,445
2004	8.043172	8.122235	0.98%	27,184
2003	6.686430	8.043172	20.29%	31,195
2002	8.691720	6.686430	-23.07%	22,125
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.290848	17.791844	2.90%	115
2010	15.400340	17.290848	12.28%	25
2009	10.759778	15.400340	43.13%	25
2008	14.079527	10.759778	-23.58%	25
2007	13.869833	14.079527	1.51%	25
2006	12.867347	13.869833	7.79%	180
2005	12.836018	12.867347	0.24%	172
2004	11.952511	12.836018	7.39%	178
2003	10.211971	11.952511	17.04%	183
2002	10.662840	10.211971	-4.23%	3,620

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.757217	12.422530	-15.82%	0
2010	13.231719	14.757217	11.53%	0
2009	9.882945	13.231719	33.88%	0
2008	17.511347	9.882945	-43.56%	0
2007	16.305735	17.511347	7.39%	0
2006	12.868688	16.305735	26.71%	0
2005	11.842113	12.868688	8.67%	0
2004*	10.000000	11.842113	18.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.432544	9.451473	-9.40%	12,490
2010	9.297592	10.432544	12.21%	19,262
2009	7.495857	9.297592	24.04%	23,145
2008	13.255345	7.495857	-43.45%	14,764
2007	11.181017	13.255345	18.55%	19,265
2006	9.453670	11.181017	18.27%	16,309
2005	8.302797	9.453670	13.86%	15,223
2004	7.450824	8.302797	11.43%	14,272
2003	6.102781	7.450824	22.09%	13,837
2002	7.628143	6.102781	-20.00%	9,922
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.061450	0.61%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.479512	13.161612	-9.10%	0
2010	10.515944	14.479512	37.69%	0
2009	7.614173	10.515944	38.11%	0
2008	14.990829	7.614173	-49.21%	0
2007	14.403307	14.990829	4.08%	0
2006	13.124444	14.403307	9.74%	0
2005	11.107618	13.124444	18.16%	0
2004*	10.000000	11.107618	11.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.133917	14.711220	-2.79%	2,388
2010	11.768157	15.133917	28.60%	2,548
2009	8.208610	11.768157	43.36%	3,586
2008	13.168736	8.208610	-37.67%	0
2007	11.964068	13.168736	10.07%	0
2006	11.274032	11.964068	6.12%	0
2005*	10.000000	11.274032	12.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757765	9.540718	-2.22%	19,340
2010	9.974863	9.757765	-2.18%	6,170
2009	10.101565	9.974863	-1.25%	4,445
2008	10.113169	10.101565	-0.11%	30,271
2007	9.890679	10.113169	2.25%	19,466
2006	9.698937	9.890679	1.98%	16,157
2005	9.680528	9.698937	0.19%	7,803
2004	9.835163	9.680528	-1.57%	6,821
2003	10.009978	9.835163	-1.75%	3,320
2002	10.125055	10.009978	-1.14%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.224301	13.574893	2.65%	333
2010	10.527099	13.224301	25.62%	333
2009	8.711765	10.527099	20.84%	333
2008	13.934686	8.711765	-37.48%	333
2007	16.986373	13.934686	-17.97%	333
2006	13.357344	16.986373	27.17%	450
2005	12.328599	13.357344	8.34%	0
2004*	10.000000	12.328599	23.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.382819	13.248851	-7.88%	208
2010	13.049364	14.382819	10.22%	212
2009	9.280837	13.049364	40.61%	209
2008	14.362156	9.280837	-35.38%	235
2007	11.815336	14.362156	21.56%	246
2006	11.204475	11.815336	5.45%	241
2005	9.775745	11.204475	14.62%	408
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.091499	12.314373	-12.61%	3,211
2010	11.187960	14.091499	25.95%	3,215
2009	8.495564	11.187960	31.69%	4,457
2008	14.289842	8.495564	-40.55%	2,760
2007	12.879691	14.289842	10.95%	2,444
2006	12.541624	12.879691	2.70%	2,523
2005	11.365204	12.541624	10.35%	6,411
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.707370	11.685801	-14.75%	0
2010	11.092603	13.707370	23.57%	0
2009	8.786817	11.092603	26.24%	0
2008	12.169557	8.786817	-27.80%	0
2007	12.987705	12.169557	-6.30%	0
2006	11.370508	12.987705	14.22%	0
2005	11.167986	11.370508	1.81%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.693216	11.500180	-9.40%	3,033
2010	10.938767	12.693216	16.04%	2,861
2009	8.836404	10.938767	23.79%	2,980
2008	13.658861	8.836404	-35.31%	3,148
2007	13.714925	13.658861	-0.41%	2,981
2006	12.003376	13.714925	14.26%	2,920
2005	11.842113	12.868688	8.67%	0

Maximum Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
2008	20.332669	14.491336	-28.73%	0
2007	14.691582	20.332669	38.40%	0
2006	12.729106	14.691582	15.42%	0
2005	10.662462	12.729106	19.38%	0
2004*	10.000000	10.662462	6.62%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
2008	12.441146	9.440201	-24.12%	0
2007	11.397827	12.441146	9.15%	0
2006	10.669104	11.397827	6.83%	0
2005	10.576246	10.669104	0.88%	0
2004*	10.000000	10.576246	5.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
2008	9.899757	9.538424	-3.65%	0
2007	9.755962	9.899757	1.47%	0
2006	9.742580	9.755962	0.14%	0
2005	9.981000	9.742580	-2.39%	0
2004*	10.000000	9.981000	-0.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
2008	13.666034	8.561498	-37.35%	0
2007	12.480257	13.666034	9.50%	0
2006	11.105476	12.480257	12.38%	0
2005	10.605582	11.105476	4.71%	0
2004*	10.000000	10.605582	6.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
2008	14.513696	8.933047	-38.45%	0
2007	12.949192	14.513696	12.08%	0
2006	11.629388	12.949192	11.35%	0
2005	10.710456	11.629388	8.58%	0
2004*	10.000000	10.710456	7.10%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
2008	13.181974	6.817696	-48.28%	0
2007	9.072732	13.181974	45.29%	0
2006*	10.000000	9.072732	-9.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
2008	20.051131	7.421064	-62.99%	0
2007	14.550275	20.051131	37.81%	0
2006	12.069868	14.550275	20.55%	0
2005*	10.000000	12.069868	20.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
2008	13.866721	8.486988	-38.80%	0
2007	11.477348	13.866721	18.04%	0
2006	11.375106	11.477348	0.90%	0
2005	10.645983	11.375106	6.85%	0
2004*	10.000000	10.645983	6.46%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
2008	10.717731	8.048076	-24.91%	0
2007	10.745963	10.717731	-0.26%	0
2006	10.145161	10.745963	5.92%	0
2005	10.299073	10.145161	-1.49%	0
2004*	10.000000	10.299073	2.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
2008	15.763038	8.741134	-44.55%	0
2007	14.938931	15.763038	5.52%	0
2006	11.997948	14.938931	24.51%	0
2005	11.235649	11.997948	6.78%	0
2004*	10.000000	11.235649	12.36%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
2008	16.852313	9.363787	-44.44%	0
2007	14.467934	16.852313	16.48%	0
2006	12.448637	14.467934	16.22%	0
2005	11.126034	12.448637	11.89%	0
2004*	10.000000	11.126034	11.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.747841	12.279405	-10.68%	0
2010	10.160974	13.747841	35.30%	0
2009	7.487336	10.160974	35.71%	0
2008	15.002982	7.487336	-50.09%	0
2007	14.671572	15.002982	2.26%	0
2006	13.604956	14.671572	7.84%	0
2005	11.717278	13.604956	16.11%	0
2004*	10.000000	11.717278	17.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
2008	12.585282	7.708136	-38.75%	0
2007	11.637432	12.585282	8.14%	0
2006	11.159833	11.637432	4.28%	0
2005*	10.000000	11.159833	11.60%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
2008	9.837912	9.655728	-1.85%	0
2007	9.792711	9.837912	0.46%	0
2006	9.772363	9.792711	0.21%	0
2005	9.925973	9.772363	-1.55%	0
2004*	10.000000	9.925973	-0.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
2008	12.303284	7.557382	-38.57%	0
2007	15.264811	12.303284	-19.40%	0
2006	12.215243	15.264811	24.97%	0
2005	11.473390	12.215243	6.47%	0
2004*	10.000000	11.473390	14.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
2008	15.828187	10.049902	-36.51%	0
2007	13.252992	15.828187	19.43%	0
2006	12.789665	13.252992	3.62%	0
2005	11.355632	12.789665	12.63%	0
2004*	10.000000	11.355632	13.56%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
2008	13.595910	7.942010	-41.59%	0
2007	12.472321	13.595910	9.01%	0
2006	12.359408	12.472321	0.91%	0
2005	11.397607	12.359408	8.44%	0
2004*	10.000000	11.397607	13.98%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
2008	11.530446	8.180215	-29.06%	0
2007	12.524753	11.530446	-7.94%	0
2006	11.158713	12.524753	12.24%	0
2005	11.153326	11.158713	0.05%	0
2004*	10.000000	11.153326	11.53%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
2008	11.865444	7.542321	-36.43%	0
2007	12.126207	11.865444	-2.15%	0
2006	10.800173	12.126207	12.28%	0
2005	10.766757	10.800173	0.31%	0
2004*	10.000000	10.766757	7.67%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account -9:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
	84,345 shares (cost $608,342)	$517,878
Sterling Capital Select Equity VIF (BBGI)
	97,735 shares (cost $820,150)	779,929
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	2,750,344 shares (cost $38,348,494)	36,524,574
Stock Index Fund, Inc. - Initial Shares (DSIF)
	9,968,827 shares (cost $273,161,368)	293,881,006
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
	1,312,862 shares (cost $33,030,550)	39,267,717
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
	2,527 shares (cost $63,530)	75,081
VA International Equity Fund (HVIE)
	5,274 shares (cost $73,569)	66,605
VA Situs Fund (HVSIT)
	26,268 shares (cost $410,455)	390,075
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
	1,552,143 shares (cost $7,680,459)	10,647,704
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	2,689 shares (cost $71,215)	74,581
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	2,634,480 shares (cost $93,730,903)	86,173,845
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
	2,153,535 shares (cost $12,091,205)	11,370,665
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	2,918,691 shares (cost $10,601,442)	15,089,632
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
	1,486,953 shares (cost $68,258,741)	55,968,917
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	1,189,888 shares (cost $40,969,653)	44,525,594
Investors Growth Stock Series - Service Class (MIGSC)
	15,870 shares (cost $146,128)	170,920
Mid Cap Growth Series - Service Class (MMCGSC)
	221,544 shares (cost $1,312,672)	1,214,059
New Discovery Series - Service Class (MNDSC)
	54,620 shares (cost $649,122)	750,485
Value Series - Service Class (MVFSC)
	2,559,070 shares (cost $28,845,418)	32,090,742
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
	342,672 shares (cost $5,212,395)	5,136,659
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	310,808 shares (cost $3,167,035)	3,167,134
Core Plus Fixed Income Portfolio - Class II (MSVF2)
	84,057 shares (cost $864,457)	854,857
Emerging Markets Debt Portfolio - Class I (MSEM)
	1,214,588 shares (cost $9,477,779)	10,093,225
Mid Cap Growth Portfolio - Class I (MSVMG)
	4,000 shares (cost $37,599)	44,879
U.S. Real Estate Portfolio - Class I (MSVRE)
	70,536 shares (cost $639,478)	957,176
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	9,926,160 shares (cost $138,572,235)	138,966,236
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
	196,806 shares (cost $2,740,076)	2,747,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	1,743,406 shares (cost $27,996,177)	30,056,313
American Funds NVIT Bond Fund - Class II (GVABD2)
	2,125,806 shares (cost $21,970,243)	24,297,961
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	988,326 shares (cost $18,985,443)	19,390,963
American Funds NVIT Growth Fund - Class II (GVAGR2)
	719,480 shares (cost $35,430,842)	37,132,382
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	344,724 shares (cost $10,811,553)	12,306,664
Federated NVIT High Income Bond Fund - Class I (HIBF)
	4,165,571 shares (cost $29,229,995)	27,242,837
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	4,880,102 shares (cost $32,842,346)	31,867,063
NVIT Emerging Markets Fund - Class I (GEM)
	111,874 shares (cost $1,352,000)	1,136,638
NVIT Emerging Markets Fund - Class III (GEM3)
	3,189,247 shares (cost $31,915,379)	32,338,960
NVIT Emerging Markets Fund - Class VI (GEM6)
	58,239 shares (cost $567,722)	588,801
NVIT International Equity Fund - Class I (GIG)
	707,430 shares (cost $6,311,448)	5,659,440
NVIT International Equity Fund - Class III (GIG3)
	2,597,642 shares (cost $20,220,058)	20,807,111
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
	11,258 shares (cost $97,197)	89,837
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	8,496,199 shares (cost $66,498,051)	66,185,392
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
	361,831 shares (cost $3,657,154)	3,596,605
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	324,897 shares (cost $2,729,761)	2,625,168
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	849,281 shares (cost $8,543,099)	8,467,328
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	589,148 shares (cost $5,315,263)	5,602,796
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	980,444 shares (cost $10,159,369)	10,069,156
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	1,942,939 shares (cost $18,682,495)	18,943,656
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	845,850 shares (cost $7,793,778)	7,756,449
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	849,551 shares (cost $8,591,270)	8,622,948
NVIT Core Bond Fund - Class I (NVCBD1)
	847,153 shares (cost $9,173,792)	9,225,499
NVIT Core Bond Fund - Class II (NVCBD2)
	83,305 shares (cost $864,586)	904,693
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	524,777 shares (cost $5,933,540)	6,019,189
NVIT Fund - Class I (TRF)
	11,559,527 shares (cost $111,808,838)	104,613,719
NVIT Fund - Class II (TRF2)
	52,743 shares (cost $467,971)	475,738
NVIT Government Bond Fund - Class I (GBF)
	18,445,597 shares (cost $216,920,209)	220,055,977
NVIT Government Bond Fund - Class II (GBF2)
	492,754 shares (cost $5,742,009)	5,858,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Century NVIT Growth Fund - Class I (CAF)
1,995,016 shares (cost $23,006,343)	27,451,421
NVIT International Index Fund - Class VIII (GVIX8)
750,771 shares (cost $6,499,091)	5,435,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,543,244 shares (cost $44,878,737)	39,753,389
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
343,293 shares (cost $4,277,004)	4,401,017
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
73,660 shares (cost $1,000,013)	1,017,977
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,768,165 shares (cost $46,858,517)	48,635,280
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
21,696,898 shares (cost $222,184,490)	224,128,956
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
10,748,696 shares (cost $123,447,067)	107,164,497
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,706,724 shares (cost $70,145,006)	69,682,859
NVIT Mid Cap Index Fund - Class I (MCIF)
5,534,785 shares (cost $96,369,264)	97,135,485
NVIT Money Market Fund - Class I (SAM)
258,642,640 shares (cost $258,642,640)	258,642,640
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,356 shares (cost $11,577)	11,875
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,847,754 shares (cost $44,944,717)	51,109,370
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
239 shares (cost $3,145)	1,990
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,135,491 shares (cost $13,272,514)	9,469,993
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
53,173 shares (cost $582,905)	440,802
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,449,496 shares (cost $22,329,849)	22,853,800
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
58,219 shares (cost $460,869)	540,270
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
974,517 shares (cost $8,618,604)	7,854,608
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
412,362 shares (cost $3,243,145)	3,315,393
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,355,787 shares (cost $63,138,470)	85,145,468
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
582,017 shares (cost $4,526,906)	5,872,552
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,058,300 shares (cost $51,122,473)	60,158,914
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,550,647 shares (cost $18,483,925)	23,771,412
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
25,024 shares (cost $352,684)	374,616
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,491,083 shares (cost $103,253,164)	93,771,896
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
86,452 shares (cost $788,841)	840,311
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,598,586 shares (cost $106,819,328)	95,007,996
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
102,149 shares (cost $1,659,880)	1,690,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Sector Bond Fund - Class I (MSBF)
7,010,034 shares (cost $56,966,799)	60,776,995
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,074,046 shares (cost $11,096,758)	11,073,413
NVIT Large Cap Growth Fund - Class I (NVOLG1)
25,619,435 shares (cost $387,827,768)	376,349,498
NVIT Large Cap Growth Fund - Class II (NVOLG2)
639,338 shares (cost $9,650,705)	9,366,305
Templeton NVIT International Value Fund - Class III (NVTIV3)
295,455 shares (cost $3,797,462)	3,140,683
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,327,881 shares (cost $17,800,038)	22,720,117
NVIT Real Estate Fund - Class I (NVRE1)
10,301,976 shares (cost $69,992,185)	93,335,902
VPS Growth and Income Portfolio - Class B (ALVGIB)
71,886 shares (cost $1,500,057)	1,283,884
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
40,289 shares (cost $1,008,355)	1,049,116
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
505,448 shares (cost $8,018,855)	7,773,788
VP Income & Growth Fund - Class I (ACVIG)
9,115,111 shares (cost $61,033,341)	55,966,780
VP Income & Growth Fund - Class II (ACVIG2)
174,732 shares (cost $1,167,954)	1,072,854
VP Inflation Protection Fund - Class II (ACVIP2)
6,206,438 shares (cost $67,064,921)	72,925,646
VP International Fund - Class I (ACVI)
212,626 shares (cost $1,712,734)	1,579,808
VP International Fund - Class III (ACVI3)
16,112 shares (cost $114,524)	119,713
VP Mid Cap Value Fund - Class I (ACVMV1)
844,934 shares (cost $11,078,212)	11,406,614
VP Mid Cap Value Fund - Class II (ACVMV2)
34,160 shares (cost $421,492)	461,158
VP Ultra(R) Fund - Class I (ACVU1)
24,841 shares (cost $217,857)	235,494
VP Value Fund - Class I (ACVV)
368,974 shares (cost $1,862,065)	2,140,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,002,085 shares (cost $20,426,645)	24,365,380
Appreciation Portfolio - Initial Shares (DCAP)
1,684,130 shares (cost $57,616,370)	63,996,936
Appreciation Portfolio - Service Shares (DCAPS)
36,368 shares (cost $1,224,038)	1,372,513
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,758 shares (cost $50,260)	46,175
International Value Portfolio - Initial Shares (DVIV)
9,266 shares (cost $108,436)	83,019
Capital Appreciation Fund II - Service Shares (FCA2S)
82,484 shares (cost $485,685)	496,554
High Income Bond Fund II - Service Shares (FHIBS)
333,299 shares (cost $1,924,286)	2,243,100
Quality Bond Fund II - Primary Shares (FQB)
10,106,773 shares (cost $109,598,833)	113,296,924
Quality Bond Fund II - Service Shares (FQBS)
407,405 shares (cost $4,338,301)	4,546,641
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
87,126 shares (cost $753,809)	769,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Contrafund Portfolio - Service Class (FCS)
487,442 shares (cost $13,202,735)	11,186,802
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,202,724 shares (cost $20,076,491)	22,514,998
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
11,585,527 shares (cost $268,540,486)	215,838,361
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
275,197 shares (cost $6,148,678)	5,066,381
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
1,004,709 shares (cost $9,928,589)	10,348,501
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,462 shares (cost $53,394)	56,042
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
807,249 shares (cost $7,641,356)	8,233,940
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
13,253 shares (cost $122,548)	134,787
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
639,389 shares (cost $6,311,663)	6,195,682
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
32,191 shares (cost $303,883)	311,289
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
35,590 shares (cost $484,141)	650,235
VIP Fund - Growth Portfolio - Service Class (FGS)
4,210,276 shares (cost $130,522,711)	154,980,264
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
62,805 shares (cost $2,207,295)	2,294,264
VIP Fund - High Income Portfolio - Service Class (FHIS)
8,784,632 shares (cost $48,626,631)	47,085,627
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,111,114 shares (cost $62,714,440)	59,333,346
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,000,181 shares (cost $61,991,194)	64,302,328
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,288,003 shares (cost $34,483,896)	37,261,919
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
209,262 shares (cost $6,047,519)	5,980,716
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,070,230 shares (cost $18,916,918)	14,533,722
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
204,358 shares (cost $3,913,982)	2,736,349
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
1,805,969 shares (cost $35,654,639)	24,470,877
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,211,007 shares (cost $9,675,761)	10,608,419
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,473,240 shares (cost $48,845,533)	49,736,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,527 shares (cost $681,067)	717,756
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
932,773 shares (cost $15,206,828)	14,485,970
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
828,195 shares (cost $8,836,032)	7,751,908
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,990 shares (cost $29,688)	24,992
Templeton Foreign Securities Fund - Class 3 (TIF3)
579,267 shares (cost $7,860,231)	7,246,632
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,015,239 shares (cost $53,189,635)	54,726,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
542,803 shares (cost $4,113,900)	4,119,878
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,113,737 shares (cost $23,960,530)	22,807,222
Guardian Portfolio - I Class Shares (AMGP)
10,087 shares (cost $145,448)	184,492
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,537 shares (cost $231,209)	290,306
Partners Portfolio - I Class Shares (AMTP)
4,634 shares (cost $50,271)	46,297
Regency Portfolio - S Class Shares (AMRS)
181 shares (cost $2,159)	2,783
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
105,436 shares (cost $1,408,144)	1,278,935
Socially Responsive Portfolio - I Class Shares (AMSRS)
576,304 shares (cost $8,298,382)	8,269,964
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
71,160 shares (cost $2,838,713)	2,828,594
Global Securities Fund/VA - Class 3 (OVGS3)
2,634,302 shares (cost $79,767,758)	72,838,464
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,686,261 shares (cost $46,686,395)	46,304,721
Global Securities Fund/VA - Service Class (OVGSS)
64,752 shares (cost $1,766,091)	1,761,900
High Income Fund/VA - Class 3 (OVHI3)
497,987 shares (cost $1,033,822)	956,136
High Income Fund/VA - Non-Service Shares (OVHI)
34,184 shares (cost $204,748)	64,950
High Income Fund/VA - Service Class (OVHIS)
11,829 shares (cost $83,479)	22,593
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,565,909 shares (cost $88,755,310)	94,559,966
Main Street Fund(R)/VA - Service Class (OVGIS)
123,401 shares (cost $2,556,670)	2,533,414
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
678,649 shares (cost $11,029,497)	11,652,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
9,189 shares (cost $147,161)	156,394
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
1,151,609 shares (cost $49,613,947)	54,194,730
Global Strategic Income Fund/VA: Service Shares (OVSBS)
667,629 shares (cost $3,575,171)	3,665,284
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
826,142 shares (cost $9,703,803)	9,988,055
Low Duration Portfolio - Advisor Class (PMVLAD)
3,660,091 shares (cost $38,127,486)	37,991,745
Real Return Portfolio - Administrative Class (PMVRRA)
87,198 shares (cost $1,205,398)	1,216,419
Total Return Portfolio - Administrative Class (PMVTRA)
245,317 shares (cost $2,729,819)	2,703,393
Total Return Portfolio - Advisor Class (PMVTRD)
563,417 shares (cost $6,323,939)	6,208,851
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
662 shares (cost $13,698)	10,123
Capital Growth Portfolio - Class II (ACEG2)
36,387 shares (cost $928,176)	1,140,737
Comstock Portfolio - Class II (ACC2)
526,731 shares (cost $6,571,376)	5,941,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

V.I. Basic Value Fund - Series II (AVBV2)
10,567 shares (cost $55,993)	64,250
V.I. Capital Appreciation Fund - Series I (AVCA)
2,105 shares (cost $49,907)	45,081
V.I. Capital Appreciation Fund - Series II (AVCA2)
48,850 shares (cost $889,201)	1,028,791
V.I. Capital Development Fund - Series II (AVCD2)
102,207 shares (cost $1,385,254)	1,232,610
V.I. Core Equity Fund - Series I (AVGI)
5,522 shares (cost $138,970)	147,554
V.I. Core Equity Fund - Series II (AVCE2)
24,350 shares (cost $531,265)	645,525
V.I. Equity and Income Fund - Series I (IVKEI1)
17,495 shares (cost $259,315)	238,627
V.I. Global Health Care Fund - Series I (IVHS)
4,894 shares (cost $82,001)	85,012
V.I. Global Real Estate Fund - Series I (IVRE)
23,884 shares (cost $314,694)	289,955
Diversified Stock Fund Class A Shares (VYDS)
360,770 shares (cost $4,115,558)	3,264,968
Micro-Cap Portfolio - Investment Class (ROCMC)
80,602 shares (cost $693,655)	839,069
Series D (Global Series) (SBLD)
26,525 shares (cost $236,585)	228,908
Series J (Mid Cap Growth Series) (SBLJ)
4,693 shares (cost $119,231)	134,912
Series N (Managed Asset Allocation Series) (SBLN)
4,834 shares (cost $81,026)	96,779
Series O (All Cap Value Series) (SBLO)
36,267 shares (cost $707,286)	774,295
Series P (High Yield Series) (SBLP)
15,537 shares (cost $400,265)	415,938
Series Q (Small Cap Value Series) (SBLQ)
28,725 shares (cost $848,240)	921,790
Series V (Mid Cap Value Series) (SBLV)
35,932 shares (cost $1,608,449)	1,920,562
Series X (Small Cap Growth Series) (SBLX)
4,428 shares (cost $83,197)	82,000
Series Y (Select 25 Series) (SBLY)
1,746 shares (cost $16,836)	16,626
Health Sciences Portfolio - II (TRHS2)
486,600 shares (cost $7,953,834)	7,809,937
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,222,763 shares (cost $13,903,008)	12,704,506
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,154,170 shares (cost $14,738,762)	12,003,367
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,110,121 shares (cost $32,016,693)	34,169,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
390,534 shares (cost $11,606,811)	12,008,917
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
19,537,011 shares (cost $180,676,272)	177,937,237
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,216,814 shares (cost $40,535,592)	47,028,536
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
16,656,699 shares (cost $88,868,926)	96,675,480
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
9,152,050 shares (cost $94,394,858)	107,090,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
	2,711,679 shares (cost $18,840,117)	17,555,411
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
	1,536,453 shares (cost $8,787,349)	8,933,091
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
	278,307 shares (cost $1,392,097)	1,364,036
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
	4,372,611 shares (cost $25,062,092)	23,112,308
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
	11,058,584 shares (cost $90,784,071)	112,696,928
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
	20,606,774 shares (cost $64,779,354)	70,450,438
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
	3,902,569 shares (cost $30,119,018)	30,658,581
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
	917,025 shares (cost $16,746,271)	13,454,313
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
	469,865 shares (cost $2,381,182)	2,364,737
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
	188,882 shares (cost $3,181,065)	3,884,144
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
	1,612,136 shares (cost $10,776,928)	13,490,036
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
	26,676,869 shares (cost $26,676,869)	26,676,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
	1,242,110 shares (cost $7,873,224)	8,390,330
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
	3,987,011 shares (cost $60,795,890)	60,789,161
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
	5,666,465 shares (cost $53,808,156)	52,933,847
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
	467,791 shares (cost $6,259,764)	6,816,129
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
	8,199,136 shares (cost $48,763,305)	45,678,205
Advantage VT Opportunity Fund - Class 2 (SVOF)
	15,809 shares (cost $249,668)	274,754
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
	845,383 shares (cost $6,143,894)	6,492,542

Total Investments		$6,061,634,298

Accounts Payable-Mid Cap Growth Portfolio - Class I (MSVMG)		(3,870)
Other Accounts Payable		(62,525)

		$6,061,567,903

Contract Owners’ Equity:
Accumulation units		5,988,154,125
Contracts in payout (annuitization) period (note 1f)		73,413,778

Total Contract Owners’ Equity (note 5)		$6,061,567,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE
Reinvested dividends	$109,445,102	4,672	9,713	866,081	5,782,619	386,167	604	827
Mortality and expense risk charges (note 2)	(78,194,239)	(8,284)	(11,051)	(397,843)	(3,498,469)	(456,115)	(1,569)	(799)

Net investment income (loss)	31,250,863	(3,612)	(1,338)	468,238	2,284,150	(69,948)	(965)	28
Realized gain (loss) on investments	117,010,831	(110,960)	(362,420)	420,723	15,166,022	1,991,785	1,889	(2,907)
Change in unrealized gain (loss) on investments	(395,769,589)	67,258	317,845	(3,689,282)	(16,619,845)	(1,856,998)	(2,688)	(7,007)

Net gain (loss) on investments	(278,758,758)	(43,702)	(44,575)	(3,268,559)	(1,453,823)	134,787	(799)	(9,914)

Reinvested capital gains	34,433,189	-	-	922,056	2,213,734	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(213,074,706)	(47,314)	(45,913)	(1,878,265)	3,044,061	64,839	(1,764)	(9,886)

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$91	139,985	2,332	251,556	-	-	331,603	240,233
Mortality and expense risk charges (note 2)	(6,167)	(120,691)	(1,247)	(1,160,322)	(179,913)	(189,353)	(1,008,907)	(694,947)

Net investment income (loss)	(6,076)	19,294	1,085	(908,766)	(179,913)	(189,353)	(677,304)	(454,714)
Realized gain (loss) on investments	(61,769)	1,065,140	168	9,916,193	3,659,801	1,034,165	(4,161,614)	7,047,640
Change in unrealized gain (loss) on investments	(20,383)	(972,511)	(7,916)	(16,882,728)	(5,071,672)	(2,494,664)	(28,487,796)	(31,027,463)

Net gain (loss) on investments	(82,152)	92,629	(7,748)	(6,966,535)	(1,411,871)	(1,460,499)	(32,649,410)	(23,979,823)

Reinvested capital gains	-	-	5,438	-	-	-	883,573	631,886

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,228)	111,923	(1,225)	(7,875,301)	(1,591,784)	(1,649,852)	(32,443,141)	(23,802,651)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$482	-	-	446,903	24,545	110,637	30,760	382,873
Mortality and expense risk charges (note 2)	(2,320)	(27,815)	(19,699)	(412,303)	(28,948)	(47,501)	(16,786)	(122,667)

Net investment income (loss)	(1,838)	(27,815)	(19,699)	34,600	(4,403)	63,136	13,974	260,206
Realized gain (loss) on investments	3,931	19,937	74,101	(1,003,520)	79,348	639	(8,368)	14,723
Change in unrealized gain (loss) on investments	(3,469)	(96,890)	(265,583)	101,100	(148,204)	14,771	24,552	221,337

Net gain (loss) on investments	462	(76,953)	(191,482)	(902,420)	(68,856)	15,410	16,184	236,060

Reinvested capital gains	-	-	117,072	141,999	-	-	-	119,265

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,376)	(104,768)	(94,109)	(725,821)	(73,259)	78,546	30,158	615,531

Investment Activity:	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$166	8,590	2,429,336	43,422	456,114	592,924	234,560	115,642
Mortality and expense risk charges (note 2)	(1,030)	(16,476)	(1,750,971)	(56,300)	(393,997)	(293,020)	(270,804)	(482,957)

Net investment income (loss)	(864)	(7,886)	678,365	(12,878)	62,117	299,904	(36,244)	(367,315)
Realized gain (loss) on investments	8,976	87,782	795,050	20,877	(1,021,572)	1,118,235	(1,358,248)	(2,759,266)
Change in unrealized gain (loss) on investments	(10,584)	(40,768)	(2,450,456)	(49,907)	870,779	(315,415)	(853,577)	786,049

Net gain (loss) on investments	(1,608)	47,014	(1,655,406)	(29,030)	(150,793)	802,820	(2,211,825)	(1,973,217)

Reinvested capital gains	21	-	367,865	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451)	39,128	(609,176)	(34,476)	(88,676)	1,102,724	(2,248,069)	(2,340,532)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$129,397	2,501,175	2,680,914	10,087	300,559	3,453	62,948	294,530
Mortality and expense risk charges (note 2)	(152,373)	(338,373)	(370,074)	(17,442)	(502,235)	(14,593)	(38,218)	(257,845)

Net investment income (loss)	(22,976)	2,162,802	2,310,840	(7,355)	(201,676)	(11,140)	24,730	36,685
Realized gain (loss) on investments	(99,068)	(1,216,411)	(68,101)	(182,450)	(5,901,629)	24,333	33,704	(1,495,831)
Change in unrealized gain (loss) on investments	(295,421)	(68,509)	(1,254,835)	(194,714)	(4,952,430)	(213,925)	(770,978)	(1,154,206)

Net gain (loss) on investments	(394,489)	(1,284,920)	(1,322,936)	(377,164)	(10,854,059)	(189,592)	(737,274)	(2,650,037)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(417,465)	877,882	987,904	(384,519)	(11,055,735)	(200,732)	(712,544)	(2,613,352)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$946	455,612	24,292	11	54,980	234,145	140,207	235,350
Mortality and expense risk charges (note 2)	(958)	(882,291)	(38,111)	(42)	(29,965)	(112,992)	(71,876)	(116,967)

Net investment income (loss)	(12)	(426,679)	(13,819)	(31)	25,015	121,153	68,331	118,383
Realized gain (loss) on investments	(4,019)	2,396,508	645,266	245	113,735	679,973	112,306	289,345
Change in unrealized gain (loss) on investments	(6,873)	(12,503,510)	(882,687)	(543)	(401,718)	(1,082,853)	(501,521)	(424,227)

Net gain (loss) on investments	(10,892)	(10,107,002)	(237,421)	(298)	(287,983)	(402,880)	(389,215)	(134,882)

Reinvested capital gains	-	612,655	-	-	40,893	60,931	34,750	53,609

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,904)	(9,921,026)	(251,240)	(329)	(222,075)	(220,796)	(286,134)	37,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$482,669	202,006	220,382	267,538	23,276	120,488	1,314,724	4,769
Mortality and expense risk charges (note 2)	(243,888)	(108,863)	(96,700)	(96,257)	(15,210)	(56,378)	(1,215,938)	(9,880)

Net investment income (loss)	238,781	93,143	123,682	171,281	8,066	64,110	98,786	(5,111)
Realized gain (loss) on investments	1,688,917	498,370	179,438	100,750	9,397	34,723	(1,793,123)	(50,795)
Change in unrealized gain (loss) on investments	(2,782,112)	(1,197,270)	(493,829)	147,169	16,006	127,769	1,400,569	50,543

Net gain (loss) on investments	(1,093,195)	(698,900)	(314,391)	247,919	25,403	162,492	(392,554)	(252)

Reinvested capital gains	125,171	78,069	52,671	-	-	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(729,243)	(527,688)	(138,038)	419,200	33,469	231,692	(293,768)	(5,363)

Investment Activity:	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$6,773,164	171,235	174,542	151,772	820,606	92,274	21,732	1,244,508
Mortality and expense risk charges (note 2)	(2,599,235)	(120,377)	(316,035)	(57,316)	(555,562)	(46,559)	(12,113)	(624,386)

Net investment income (loss)	4,173,929	50,858	(141,493)	94,456	265,044	45,715	9,619	620,122
Realized gain (loss) on investments	352,878	50,663	2,718,191	265,374	(4,733,651)	77,194	28,116	(297,452)
Change in unrealized gain (loss) on investments	8,528,350	201,824	(3,102,540)	(1,395,427)	2,423,366	(143,231)	(60,306)	391,917

Net gain (loss) on investments	8,881,228	252,487	(384,349)	(1,130,053)	(2,310,285)	(66,037)	(32,190)	94,465

Reinvested capital gains	693,023	18,621	-	-	-	5,315	884	170,870

Net increase (decrease) in contract owners’ equity resulting from operations	$13,748,180	321,966	(525,842)	(1,035,597)	(2,045,241)	(15,007)	(21,687)	885,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2
Reinvested dividends	$5,390,892	2,497,621	1,780,538	861,048	193	178	770,616	37
Mortality and expense risk charges (note 2)	(3,055,877)	(1,549,678)	(941,826)	(1,271,465)	(3,170,077)	(146)	(660,782)	(30)

Net investment income (loss)	2,335,015	947,943	838,712	(410,417)	(3,169,884)	32	109,834	7
Realized gain (loss) on investments	(3,294,147)	(3,707,998)	(824,243)	2,688,764	-	161	2,423,101	(102)
Change in unrealized gain (loss) on investments	(1,491,985)	(752,315)	664,581	(7,148,226)	-	(1,537)	(8,536,436)	(337)

Net gain (loss) on investments	(4,786,132)	(4,460,313)	(159,662)	(4,459,462)	-	(1,376)	(6,113,335)	(439)

Reinvested capital gains	-	-	-	1,642,981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451,117)	(3,512,370)	679,050	(3,226,898)	(3,169,884)	(1,344)	(6,003,501)	(432)

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$219,327	8,829	1,742	-	101,352	31,724	-	-
Mortality and expense risk charges (note 2)	(144,649)	(8,607)	(317,217)	(12,585)	(108,984)	(61,837)	(1,096,454)	(88,355)

Net investment income (loss)	74,678	222	(315,475)	(12,585)	(7,632)	(30,113)	(1,096,454)	(88,355)
Realized gain (loss) on investments	(3,387,382)	(98,123)	634,688	73,672	(86,987)	182,814	7,617,033	685,093
Change in unrealized gain (loss) on investments	1,221,761	(386)	(1,250,747)	(83,249)	(894,703)	(543,243)	(11,580,475)	(957,891)

Net gain (loss) on investments	(2,165,621)	(98,509)	(616,059)	(9,577)	(981,690)	(360,429)	(3,963,442)	(272,798)

Reinvested capital gains	-	-	-	-	282,809	118,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,090,943)	(98,287)	(931,534)	(22,162)	(706,513)	(271,556)	(5,059,896)	(361,153)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$541,154	-	-	483,212	3,559	589,818	10,324	2,778,261
Mortality and expense risk charges (note 2)	(786,577)	(312,143)	(8,626)	(1,199,034)	(18,874)	(1,209,866)	(39,171)	(751,540)

Net investment income (loss)	(245,423)	(312,143)	(8,626)	(715,822)	(15,315)	(620,048)	(28,847)	2,026,721
Realized gain (loss) on investments	3,359,910	(985,030)	(2,753)	(3,384,670)	(84,476)	(7,073,506)	(310,641)	888,970
Change in unrealized gain (loss) on investments	(5,489,242)	767,695	2,368	(2,265,549)	35,117	637,574	206,915	(43,706)

Net gain (loss) on investments	(2,129,332)	(217,335)	(385)	(5,650,219)	(49,359)	(6,435,932)	(103,726)	845,264

Reinvested capital gains	274,952	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,099,803)	(529,478)	(9,011)	(6,366,041)	(64,674)	(7,055,980)	(132,573)	2,871,985

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB
Reinvested dividends	$209,744	2,908,976	45,486	102,728	335,290	867,470	15,087	1,213
Mortality and expense risk charges (note 2)	(156,320)	(4,873,535)	(203,194)	(41,118)	(298,210)	(1,121,720)	(24,893)	(25,223)

Net investment income (loss)	53,424	(1,964,559)	(157,708)	61,610	37,080	(254,250)	(9,806)	(24,010)
Realized gain (loss) on investments	63,521	1,310,954	52,173	112,098	1,737,840	6,371,540	(93,990)	43,051
Change in unrealized gain (loss) on investments	(71,371)	(13,123,827)	(327,551)	(705,320)	(2,512,355)	(1,385,093)	169,396	(85,395)

Net gain (loss) on investments	(7,850)	(11,812,873)	(275,378)	(593,222)	(774,515)	4,986,447	75,406	(42,344)

Reinvested capital gains	-	1,506,699	38,300	3,935	-	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,574	(12,270,733)	(394,786)	(527,677)	(737,435)	5,130,530	65,600	(66,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2
Reinvested dividends	$27,571	932,419	16,070	2,635,178	25,878	2,052	156,004	5,922
Mortality and expense risk charges (note 2)	(140,562)	(675,219)	(24,037)	(757,186)	(20,653)	(2,473)	(126,938)	(8,855)

Net investment income (loss)	(112,991)	257,200	(7,967)	1,877,992	5,225	(421)	29,066	(2,933)
Realized gain (loss) on investments	313,846	(383,192)	(56,407)	817,750	170,437	4,662	1,084,722	(5,987)
Change in unrealized gain (loss) on investments	(1,299,380)	1,468,022	89,283	2,995,849	(413,572)	(23,951)	(1,663,985)	(19,760)

Net gain (loss) on investments	(985,534)	1,084,830	32,876	3,813,599	(243,135)	(19,289)	(579,263)	(25,747)

Reinvested capital gains	-	-	-	770,397	-	-	306,319	14,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,098,525)	1,342,030	24,909	6,461,988	(237,910)	(19,710)	(243,878)	(14,675)

Investment Activity:	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S
Reinvested dividends	$-	44,736	162,492	1,020,954	23,807	262	2,184	2,569
Mortality and expense risk charges (note 2)	(4,264)	(24,519)	(288,025)	(677,980)	(27,500)	(823)	(1,151)	(10,408)

Net investment income (loss)	(4,264)	20,217	(125,533)	342,974	(3,693)	(561)	1,033	(7,839)
Realized gain (loss) on investments	2,350	(98,591)	2,728,537	85,675	(16,797)	9,281	(9,243)	17,114
Change in unrealized gain (loss) on investments	603	69,265	(2,794,290)	4,286,498	123,769	(17,463)	(12,247)	(48,939)

Net gain (loss) on investments	2,953	(29,326)	(65,753)	4,372,173	106,972	(8,182)	(21,490)	(31,825)

Reinvested capital gains	-	-	64,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,311)	(9,109)	(126,289)	4,715,147	103,279	(8,743)	(20,457)	(39,664)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$208,142	6,797,631	268,331	6,311	109,571	219,618	5,412,504	122,224
Mortality and expense risk charges (note 2)	(43,588)	(1,439,599)	(95,560)	(16,972)	(138,151)	(326,817)	(2,666,025)	(107,606)

Net investment income (loss)	164,554	5,358,032	172,771	(10,661)	(28,580)	(107,199)	2,746,479	14,618
Realized gain (loss) on investments	3,592	(374,374)	47,082	(74,130)	(48,752)	149,367	(10,102,212)	(480,890)
Change in unrealized gain (loss) on investments	(88,808)	(3,322,361)	(197,055)	(4,746)	(345,175)	(2,095,750)	7,362,541	435,445

Net gain (loss) on investments	(85,216)	(3,696,735)	(149,973)	(78,876)	(393,927)	(1,946,383)	(2,739,671)	(45,445)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,338	1,661,297	22,798	(89,537)	(422,507)	(2,053,582)	6,808	(30,827)

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS
Reinvested dividends	$210,362	1,067	173,950	2,704	128,257	6,043	387	430,089
Mortality and expense risk charges (note 2)	(108,108)	(1,258)	(97,304)	(2,778)	(63,327)	(4,744)	(7,842)	(1,909,641)

Net investment income (loss)	102,254	(191)	76,646	(74)	64,930	1,299	(7,455)	(1,479,552)
Realized gain (loss) on investments	(1,073)	482	(77,005)	(1,340)	163,154	(36,619)	(15,374)	11,048,936
Change in unrealized gain (loss) on investments	(329,188)	(1,912)	(239,459)	(3,449)	(530,600)	22,152	31,851	(11,192,664)

Net gain (loss) on investments	(330,261)	(1,430)	(316,464)	(4,789)	(367,446)	(14,467)	16,477	(143,728)

Reinvested capital gains	53,279	298	31,484	518	18,769	944	-	600,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,728)	(1,323)	(208,334)	(4,345)	(283,747)	(12,224)	9,022	(1,022,757)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R
Reinvested dividends	$3,073	3,246,686	4,137,269	2,028,734	62,049	1,464	224,285	40,149
Mortality and expense risk charges (note 2)	(48,001)	(572,887)	(572,247)	(754,792)	(519,433)	(138,689)	(200,091)	(65,913)

Net investment income (loss)	(44,928)	2,673,799	3,565,022	1,273,942	(457,384)	(137,225)	24,194	(25,764)
Realized gain (loss) on investments	110,329	(1,629,820)	3,075,554	858,832	656,225	(41,461)	523,375	(361,741)
Change in unrealized gain (loss) on investments	(108,371)	522,628	(4,607,318)	(86,490)	(5,614,047)	(731,892)	(3,930,486)	(279,748)

Net gain (loss) on investments	1,958	(1,107,192)	(1,531,764)	772,342	(4,957,822)	(773,353)	(3,407,111)	(641,489)

Reinvested capital gains	9,111	-	-	1,819,183	71,098	11,506	37,957	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,859)	1,566,607	2,033,258	3,865,467	(5,344,108)	(899,072)	(3,344,960)	(659,910)

Investment Activity:	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$381,766	106,554	3,083,737	10,337	123,089	101,329	486	153,014
Mortality and expense risk charges (note 2)	(361,821)	(147,878)	(623,191)	(10,393)	(193,970)	(121,569)	(363)	(102,499)

Net investment income (loss)	19,945	(41,324)	2,460,546	(56)	(70,881)	(20,240)	123	50,515
Realized gain (loss) on investments	(2,960,978)	1,602,103	(1,751,601)	6,211	4,960,357	1,797,198	477	1,114,352
Change in unrealized gain (loss) on investments	(2,890,730)	(2,764,699)	(104,092)	22,538	(5,857,628)	(3,748,153)	(3,827)	(2,144,565)

Net gain (loss) on investments	(5,851,708)	(1,162,596)	(1,855,693)	28,749	(897,271)	(1,950,955)	(3,350)	(1,030,213)

Reinvested capital gains	65,120	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,766,643)	(1,203,920)	604,853	28,693	(968,152)	(1,971,195)	(3,227)	(979,698)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS	AMFAS
Reinvested dividends	$3,319,359	592	959,220	944	-	-	12	-
Mortality and expense risk charges (note 2)	(675,386)	(48,690)	(310,697)	(3,438)	(6,052)	(973)	(43)	(25,400)

Net investment income (loss)	2,643,973	(48,098)	648,523	(2,494)	(6,052)	(973)	(31)	(25,400)
Realized gain (loss) on investments	894,787	288,294	(59,754)	2,362	92,063	3,160	331	285,891
Change in unrealized gain (loss) on investments	(5,221,208)	(405,392)	(794,698)	(8,882)	(89,534)	(9,978)	(547)	(368,121)

Net gain (loss) on investments	(4,326,421)	(117,098)	(854,452)	(6,520)	2,529	(6,818)	(216)	(82,230)

Reinvested capital gains	386,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,295,700)	(165,196)	(205,929)	(9,014)	(3,523)	(7,791)	(247)	(107,630)

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS
Reinvested dividends	$30,682	11,809	1,157,196	779,935	25,627	249,851	11,078	2,264
Mortality and expense risk charges (note 2)	(106,718)	(34,789)	(1,017,504)	(662,722)	(40,284)	(22,648)	(1,057)	(317)

Net investment income (loss)	(76,036)	(22,980)	139,692	117,213	(14,657)	227,203	10,021	1,947
Realized gain (loss) on investments	669,607	66,277	1,000,530	6,398,466	332,840	52,966	(188,774)	(12,083)
Change in unrealized gain (loss) on investments	(1,023,629)	(102,915)	(8,792,391)	(11,277,489)	(504,231)	(276,243)	177,894	9,270

Net gain (loss) on investments	(354,022)	(36,638)	(7,791,861)	(4,879,023)	(171,391)	(223,277)	(10,880)	(2,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(430,058)	(59,618)	(7,652,169)	(4,761,810)	(186,048)	3,926	(859)	(866)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS	PMVFAD	PMVLAD
Reinvested dividends	$924,317	16,791	53,236	758	-	115,713	179,065	581,147
Mortality and expense risk charges (note 2)	(1,164,658)	(48,497)	(96,034)	(2,290)	(707,355)	(74,510)	(107,061)	(420,082)

Net investment income (loss)	(240,341)	(31,706)	(42,798)	(1,532)	(707,355)	41,203	72,004	161,065
Realized gain (loss) on investments	4,046,357	64,628	349,445	1,408	4,291,259	11,058	401,419	194,329
Change in unrealized gain (loss) on investments	(5,003,334)	(88,797)	(358,156)	(8,289)	(3,242,085)	(149,435)	81,270	(478,868)

Net gain (loss) on investments	(956,977)	(24,169)	(8,711)	(6,881)	1,049,174	(138,377)	482,689	(284,539)

Reinvested capital gains	-	-	-	-	-	50,347	32,411	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,197,318)	(55,875)	(51,509)	(8,413)	341,819	(46,827)	587,104	(123,474)

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	AVBV2	AVCA
Reinvested dividends	$19,104	73,303	70,780	141	-	93,007	428	74
Mortality and expense risk charges (note 2)	(10,604)	(30,441)	(29,564)	(140)	(24,958)	(123,989)	(873)	(711)

Net investment income (loss)	8,500	42,862	41,216	1	(24,958)	(30,982)	(445)	(637)
Realized gain (loss) on investments	65,244	62,923	(14,152)	(772)	141,430	(44,788)	1,091	2,265
Change in unrealized gain (loss) on investments	(23,714)	(79,007)	(115,089)	53	(212,800)	(154,306)	(3,913)	(6,397)

Net gain (loss) on investments	41,530	(16,084)	(129,241)	(719)	(71,370)	(199,094)	(2,822)	(4,132)

Reinvested capital gains	33,909	38,096	87,116	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,939	64,874	(909)	(718)	(96,328)	(230,076)	(3,267)	(4,769)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS	IVRE	VYDS
Investment Activity:
Reinvested dividends	$-	-	1,493	5,686	710	-	11,798	25,543
Mortality and expense risk charges (note 2)	(17,456)	(20,614)	(4,236)	(14,652)	(1,812)	(1,174)	(3,929)	(45,829)

Net investment income (loss)	(17,456)	(20,614)	(2,743)	(8,966)	(1,102)	(1,174)	7,869	(20,286)
Realized gain (loss) on investments	57,235	165,846	45,669	35,631	(2,353)	17,447	45,421	(81,482)
Change in unrealized gain (loss) on investments	(148,759)	(342,968)	(42,945)	(39,212)	(20,687)	(14,498)	(87,399)	(220,595)

Net gain (loss) on investments	(91,524)	(177,122)	2,724	(3,581)	(23,040)	2,949	(41,978)	(302,077)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,980)	(197,736)	(19)	(12,547)	(24,142)	1,775	(34,109)	(322,363)

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$22,659	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(11,073)	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)

Net investment income (loss)	11,586	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)
Realized gain (loss) on investments	(23,929)	(1,727)	16,846	2,808	116,231	53,502	90,788	67,984
Change in unrealized gain (loss) on investments	(127,419)	(33,746)	(22,024)	(1,474)	(134,605)	(49,023)	(147,371)	(245,990)

Net gain (loss) on investments	(151,348)	(35,473)	(5,178)	1,334	(18,374)	4,479	(56,583)	(178,006)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,762)	(38,149)	(6,766)	50	(27,956)	413	(67,959)	(202,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	SBLX	SBLY	TRHS2	VWEMR	VWEM	VWHAR	VWHA	WRASP
Reinvested dividends	$-	-	-	202,603	178,624	545,194	188,642	2,334,621
Mortality and expense risk charges (note 2)	(1,135)	(249)	(54,989)	(194,576)	(175,985)	(497,644)	(162,525)	(2,520,502)

Net investment income (loss)	(1,135)	(249)	(54,989)	8,027	2,639	47,550	26,117	(185,881)
Realized gain (loss) on investments	21,651	3,011	64,029	3,107,435	(1,014,141)	806,908	1,225,700	13,379,146
Change in unrealized gain (loss) on investments	(24,049)	(4,554)	(248,121)	(8,037,696)	(3,649,755)	(9,382,890)	(4,078,889)	(29,630,335)

Net gain (loss) on investments	(2,398)	(1,543)	(184,092)	(4,930,261)	(4,663,896)	(8,575,982)	(2,853,189)	(16,251,189)

Reinvested capital gains	-	-	-	-	-	586,535	201,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,533)	(1,792)	(239,081)	(4,922,234)	(4,661,257)	(7,941,897)	(2,625,082)	(16,437,070)

Investment Activity:	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$806,636	2,726,363	446,171	216,953	-	26,249	-	510,687
Mortality and expense risk charges (note 2)	(588,738)	(1,140,997)	(1,367,680)	(228,885)	(126,950)	(8,144)	(400,286)	(1,430,903)

Net investment income (loss)	217,898	1,585,366	(921,509)	(11,932)	(126,950)	18,105	(400,286)	(920,216)
Realized gain (loss) on investments	3,893,805	1,298,404	9,932,852	125,797	(255,068)	(4,488)	(3,243,603)	10,133,988
Change in unrealized gain (loss) on investments	(7,119,620)	2,383,158	(11,760,857)	(1,211,019)	(645,624)	(28,061)	(3,782,615)	(12,234,373)

Net gain (loss) on investments	(3,225,815)	3,681,562	(1,828,005)	(1,085,222)	(900,692)	(32,549)	(7,026,218)	(2,100,385)

Reinvested capital gains	4,250,371	673,132	3,993,075	-	-	-	-	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,454	5,940,060	1,243,561	(1,097,154)	(1,027,642)	(14,444)	(7,426,504)	1,635,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP
Investment Activity:
Reinvested dividends	$5,811,027	163,897	272,152	29,018	-	954	5,555	73,935
Mortality and expense risk charges (note 2)	(885,160)	(436,693)	(191,645)	(9,123)	(53,573)	(184,687)	(316,914)	(109,249)

Net investment income (loss)	4,925,867	(272,796)	80,507	19,895	(53,573)	(183,733)	(311,359)	(35,314)
Realized gain (loss) on investments	264,811	3,718,059	(1,905,228)	4,168	180,551	1,152,384	-	(1,002,965)
Change in unrealized gain (loss) on investments	(1,956,990)	(6,452,185)	(740,993)	(16,445)	(552,173)	(1,829,127)	-	1,405,801

Net gain (loss) on investments	(1,692,179)	(2,734,126)	(2,646,221)	(12,277)	(371,622)	(676,743)	-	402,836

Reinvested capital gains	-	-	-	-	-	572,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,233,688	(3,006,922)	(2,565,714)	7,618	(425,195)	(287,552)	(311,359)	367,522

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	NVAGF3	CSIEF3
Investment Activity:
Reinvested dividends	$-	-	40,933	417,206	387	-	45,547	30,549
Mortality and expense risk charges (note 2)	(847,410)	(733,076)	(92,790)	(631,900)	(4,549)	(98,023)	(4,595)	(8,041)

Net investment income (loss)	(847,410)	(733,076)	(51,857)	(214,694)	(4,162)	(98,023)	40,952	22,508
Realized gain (loss) on investments	5,972,317	3,350,929	(43,492)	951,028	33,857	(25,482)	(126,856)	(53,706)
Change in unrealized gain (loss) on investments	(12,014,698)	(10,215,660)	(1,117,820)	(5,188,767)	(46,626)	(418,005)	52,091	(126,839)

Net gain (loss) on investments	(6,042,381)	(6,864,731)	(1,161,312)	(4,237,739)	(12,769)	(443,487)	(74,765)	(180,545)

Reinvested capital gains	2,726,712	568,594	-	-	-	-	62,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,163,079)	(7,029,213)	(1,213,169)	(4,452,433)	(16,931)	(541,510)	28,337	(158,037)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	GEF	GEF3	WSCP	AVB
Investment Activity:
Reinvested dividends	$42,806	31,184	24,004	5,426
Mortality and expense risk charges (note 2)	(34,773)	(26,691)	(39,045)	(855)

Net investment income (loss)	8,033	4,493	(15,041)	4,571
Realized gain (loss) on investments	1,344,123	(807,515)	642,075	11,198
Change in unrealized gain (loss) on investments	(1,476,223)	710,618	(918,498)	(1,919)

Net gain (loss) on investments	(132,100)	(96,897)	(276,423)	9,279

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,067)	(92,404)	(291,464)	13,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		BBCMAG		BBGI		MLVGA3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$31,250,863	31,584,156	(3,612)	743	(1,338)	(249)	468,238	70,591
Realized gain (loss) on investments	117,010,831	(56,533,762)	(110,960)	(107,659)	(362,420)	(687,004)	420,723	407,938
Change in unrealized gain (loss) on investments	(395,769,589)	885,246,152	67,258	195,441	317,845	813,200	(3,689,282)	1,343,809
Reinvested capital gains	34,433,189	38,426,055	-	-	-	-	922,056	169,611

Net increase (decrease) in contract owners’ equity resulting from operations	(213,074,706)	898,722,601	(47,314)	88,525	(45,913)	125,947	(1,878,265)	1,991,949

Equity transactions:
Purchase payments received from contract owners (note 3)	139,626,678	175,161,828	7,898	7,901	76,049	21,499	990,883	1,171,643
Transfers between funds	-	-	(13,825)	21,843	(7,930)	(111,260)	12,375,334	14,396,359
Redemptions (note 3)	(1,399,520,879)	(1,485,445,815)	(160,902)	(166,097)	(523,013)	(452,368)	(4,608,146)	(3,978,794)
Annuity benefits	(5,861,123)	(5,840,577)	-	-	-	-	(25,121)	(16,063)
Contract maintenance charges (note 2)	(179,324)	(199,103)	-	-	-	-	(206)	(96)
Contingent deferred sales charges (note 2)	(1,628,046)	(1,454,198)	-	(196)	(172)	(1,045)	(2,693)	(938)
Adjustments to maintain reserves	(52,497)	(78,577)	(48)	(2)	(39)	(44)	(313)	(1,023)

Net equity transactions	(1,267,615,191)	(1,317,856,442)	(166,877)	(136,551)	(455,105)	(543,217)	8,729,738	11,571,088

Net change in contract owners’ equity	(1,480,689,897)	(419,133,841)	(214,191)	(48,026)	(501,018)	(417,270)	6,851,473	13,563,037
Contract owners’ equity beginning of period	7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	29,673,046	16,110,009

Contract owners’ equity end of period	$6,061,567,903	7,542,257,800	517,872	732,063	779,932	1,280,950	36,524,519	29,673,046

CHANGES IN UNITS:
Beginning units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	2,250,841	1,329,525
Units purchased	109,220,806	193,534,437	9,408	7,189	15,297	4,723	1,369,065	1,730,348
Units redeemed	(198,234,245)	(283,851,700)	(24,717)	(20,723)	(59,890)	(62,499)	(714,949)	(809,032)

Ending units	451,701,753	540,715,192	50,679	65,988	78,794	123,387	2,904,957	2,250,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSIF		DSRG		DSRGS		HVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,284,150	2,328,617	(69,948)	(83,721)	(965)	(1,132)	28	(1)
Realized gain (loss) on investments	15,166,022	7,866,902	1,991,785	1,303,082	1,889	5,071	(2,907)	1
Change in unrealized gain (loss) on investments	(16,619,845)	32,392,551	(1,856,998)	4,273,277	(2,688)	6,784	(7,007)	42
Reinvested capital gains	2,213,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,044,061	42,588,070	64,839	5,492,638	(1,764)	10,723	(9,886)	42

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,238	7,546,756	1,409,390	1,493,947	-	-	-	-
Transfers between funds	(13,172,185)	(6,486,526)	(417,481)	(1,368,028)	(5)	67	95,349	4,880
Redemptions (note 3)	(50,109,533)	(49,955,688)	(6,754,323)	(6,404,196)	(13,242)	(34,626)	(23,771)	-
Annuity benefits	(174,491)	(168,231)	(6,460)	(5,866)	-	-	-	-
Contract maintenance charges (note 2)	(8,615)	(10,169)	(3,139)	(3,562)	-	-	-	-
Contingent deferred sales charges (note 2)	(77,661)	(106,802)	(15,713)	(21,625)	-	(52)	-	-
Adjustments to maintain reserves	(284)	(1,702)	(2,182)	(270)	(18)	(9)	(10)	-

Net equity transactions	(56,649,531)	(49,182,361)	(5,789,908)	(6,309,600)	(13,265)	(34,620)	71,568	4,880

Net change in contract owners’ equity	(53,605,470)	(6,594,291)	(5,725,069)	(816,962)	(15,029)	(23,897)	61,682	4,922
Contract owners’ equity beginning of period	347,483,558	354,077,849	44,991,873	45,808,835	90,116	114,013	4,922	-

Contract owners’ equity end of period	$293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116	66,604	4,922

CHANGES IN UNITS:
Beginning units	25,036,633	29,044,402	3,796,404	4,390,417	8,596	12,253	477	-
Units purchased	2,153,616	2,238,764	249,536	132,790	3	14	23,029	479
Units redeemed	(6,161,836)	(6,246,533)	(726,098)	(726,803)	(1,318)	(3,671)	(16,134)	(2)

Ending units	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596	7,372	477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HVSIT		JPMMV1		JABS		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,076)	(2)	19,294	10,097	1,085	1,428	(908,766)	(1,150,038)
Realized gain (loss) on investments	(61,769)	53	1,065,140	782,473	168	1,409	9,916,193	10,793,264
Change in unrealized gain (loss) on investments	(20,383)	4	(972,511)	1,394,609	(7,916)	4,603	(16,882,728)	(4,098,525)
Reinvested capital gains	-	-	-	-	5,438	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,228)	55	111,923	2,187,179	(1,225)	7,440	(7,875,301)	5,544,701

Equity transactions:
Purchase payments received from contract owners (note 3)	48,555	-	81,390	105,717	-	-	1,535,318	2,478,918
Transfers between funds	510,711	15,259	(27,496)	307,064	(32,415)	-	(10,972,314)	(5,022,668)
Redemptions (note 3)	(96,248)	-	(1,420,579)	(1,685,760)	(4,593)	(7,268)	(18,309,626)	(20,035,823)
Annuity benefits	-	-	(2,726)	(2,425)	(422)	(409)	(41,669)	(42,040)
Contract maintenance charges (note 2)	-	-	(360)	(374)	-	1	(2,470)	(2,690)
Contingent deferred sales charges (note 2)	-	-	(2,143)	(747)	-	-	(25,450)	(26,096)
Adjustments to maintain reserves	(53)	2	(2,167)	(1,160)	(1)	39	(113)	(2,348)

Net equity transactions	462,965	15,261	(1,374,081)	(1,277,686)	(37,431)	(7,637)	(27,816,324)	(22,652,747)

Net change in contract owners’ equity	374,737	15,316	(1,262,158)	909,493	(38,656)	(197)	(35,691,625)	(17,108,046)
Contract owners’ equity beginning of period	15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

Contract owners’ equity end of period	$390,053	15,316	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

CHANGES IN UNITS:
Beginning units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565
Units purchased	120,204	1,674	133,401	190,347	40	39	1,485,850	1,589,579
Units redeemed	(86,322)	(318)	(226,494)	(294,557)	(2,574)	(557)	(4,327,465)	(4,014,211)

Ending units	35,238	1,356	724,335	817,428	4,875	7,409	9,423,318	12,264,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(179,913)	(147,605)	(189,353)	(196,497)	(677,304)	(685,413)	(454,714)	(435,049)
Realized gain (loss) on investments	3,659,801	316,299	1,034,165	805,632	(4,161,614)	2,409,923	7,047,640	9,225,218
Change in unrealized gain (loss) on investments	(5,071,672)	2,482,442	(2,494,664)	3,240,262	(28,487,796)	21,432,682	(31,027,463)	7,949,018
Reinvested capital gains	-	-	-	-	883,573	-	631,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,591,784)	2,651,136	(1,649,852)	3,849,397	(32,443,141)	23,157,192	(23,802,651)	16,739,187

Equity transactions:
Purchase payments received from contract owners (note 3)	705,174	806,542	130,856	128,552	2,067,982	2,866,917	654,766	636,150
Transfers between funds	(1,648,670)	2,620,446	(536,299)	(985,517)	(20,494,124)	1,440,069	(2,233,720)	(3,619,665)
Redemptions (note 3)	(2,899,241)	(2,191,966)	(2,667,322)	(2,374,682)	(14,809,383)	(17,389,236)	(10,790,044)	(12,596,333)
Annuity benefits	-	-	(2,561)	(2,308)	(28,154)	(27,537)	(15,195)	(16,464)
Contract maintenance charges (note 2)	(403)	(403)	(610)	(669)	(2,345)	(2,885)	(1,300)	(1,543)
Contingent deferred sales charges (note 2)	(6,660)	(4,828)	(1,530)	(1,697)	(28,329)	(37,696)	(9,600)	(12,706)
Adjustments to maintain reserves	(227)	(158)	(4,970)	(5,572)	(352)	3,335	(972)	2,676

Net equity transactions	(3,850,027)	1,229,632	(3,082,436)	(3,241,893)	(33,294,705)	(13,147,034)	(12,396,065)	(15,607,884)

Net change in contract owners’ equity	(5,441,811)	3,880,768	(4,732,288)	607,504	(65,737,846)	10,010,158	(36,198,716)	1,131,303
Contract owners’ equity beginning of period	16,812,409	12,931,641	19,820,830	19,213,326	121,706,658	111,696,500	80,724,144	79,592,841

Contract owners’ equity end of period	$11,370,598	16,812,409	15,088,542	19,820,830	55,968,812	121,706,658	44,525,428	80,724,144

CHANGES IN UNITS:
Beginning units	1,087,988	1,031,386	3,870,859	4,618,124	4,043,040	4,589,729	4,560,947	5,558,077
Units purchased	531,003	540,662	34,493	17,929	357,591	1,127,414	41,566	49,333
Units redeemed	(802,031)	(484,060)	(642,685)	(765,194)	(1,623,180)	(1,674,103)	(844,129)	(1,046,463)

Ending units	816,960	1,087,988	3,262,667	3,870,859	2,777,451	4,043,040	3,758,384	4,560,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MIGSC		MMCGSC		MNDSC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,838)	(1,786)	(27,815)	(29,153)	(19,699)	(20,890)	34,600	63,600
Realized gain (loss) on investments	3,931	1,972	19,937	(26,771)	74,101	(5,076)	(1,003,520)	(2,225,769)
Change in unrealized gain (loss) on investments	(3,469)	17,222	(96,890)	435,360	(265,583)	345,445	101,100	5,447,120
Reinvested capital gains	-	-	-	-	117,072	-	141,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,376)	17,408	(104,768)	379,436	(94,109)	319,479	(725,821)	3,284,951

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	8,065	11,907	7,881	9,301	937,264	1,233,430
Transfers between funds	-	(220)	(126,732)	(43,801)	(42,359)	156	2,174,166	424,074
Redemptions (note 3)	(9,362)	(16,600)	(265,496)	(254,124)	(362,040)	(260,082)	(6,523,466)	(5,440,171)
Annuity benefits	(6,952)	(6,405)	-	-	-	-	(34,695)	(33,222)
Contract maintenance charges (note 2)	-	1	-	-	-	-	(954)	(1,012)
Contingent deferred sales charges (note 2)	(23)	(339)	(446)	(170)	(173)	(222)	(6,014)	(8,459)
Adjustments to maintain reserves	(8)	(164)	(45)	96	(73)	(313)	(416)	4

Net equity transactions	(16,345)	(23,726)	(384,654)	(286,091)	(396,764)	(251,159)	(3,454,115)	(3,825,355)

Net change in contract owners’ equity	(17,721)	(6,318)	(489,422)	93,345	(490,873)	68,320	(4,179,936)	(540,404)
Contract owners’ equity beginning of period	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015	36,270,557	36,810,961

Contract owners’ equity end of period	$170,920	188,641	1,214,048	1,703,470	750,462	1,241,335	32,090,621	36,270,557

CHANGES IN UNITS:
Beginning units	15,259	17,463	175,231	210,034	84,336	106,493	3,299,060	3,696,423
Units purchased	70	-	1,523	6,194	3,647	15,204	1,511,838	865,222
Units redeemed	(1,379)	(2,204)	(40,965)	(40,997)	(29,842)	(37,361)	(1,821,484)	(1,262,585)

Ending units	13,950	15,259	135,789	175,231	58,141	84,336	2,989,414	3,299,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSVF2		MSEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,403)	(3,132)	63,136	207,944	13,974	23,553	260,206	388,894
Realized gain (loss) on investments	79,348	12,252	639	84,494	(8,368)	(48,054)	14,723	(84,500)
Change in unrealized gain (loss) on investments	(148,204)	72,467	14,771	(6,107)	24,552	64,038	221,337	757,864
Reinvested capital gains	-	-	-	-	-	-	119,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,259)	81,587	78,546	286,331	30,158	39,537	615,531	1,062,258

Equity transactions:
Purchase payments received from contract owners (note 3)	118,974	106,889	9,942	186,137	-	8,717	113,611	88,406
Transfers between funds	4,644,814	835,173	68,377	(169,084)	(8,638)	231,989	(497,998)	(610,897)
Redemptions (note 3)	(561,059)	(6,367)	(665,475)	(774,478)	(43,548)	(207,272)	(1,867,264)	(2,132,358)
Annuity benefits	-	-	-	-	(10,914)	(10,905)	(8,982)	(9,660)
Contract maintenance charges (note 2)	(23)	-	(65)	(77)	-	1	(257)	(260)
Contingent deferred sales charges (note 2)	(350)	(21)	(1,109)	(804)	(206)	(114)	(1,597)	(2,043)
Adjustments to maintain reserves	(9,716)	(16)	(200)	(156)	(25)	(8)	(170)	(467)

Net equity transactions	4,192,640	935,657	(588,530)	(758,462)	(63,331)	22,408	(2,262,657)	(2,667,279)

Net change in contract owners’ equity	4,119,381	1,017,244	(509,984)	(472,131)	(33,173)	61,945	(1,647,126)	(1,605,021)
Contract owners’ equity beginning of period	1,017,244	-	3,677,059	4,149,190	888,015	826,070	11,740,317	13,345,338

Contract owners’ equity end of period	$5,136,625	1,017,244	3,167,075	3,677,059	854,842	888,015	10,093,191	11,740,317

CHANGES IN UNITS:
Beginning units	94,481	-	332,360	397,097	66,721	63,439	377,508	466,768
Units purchased	538,896	107,371	6,051,638	6,106,500	24	30,570	8,284	20,915
Units redeemed	(141,831)	(12,890)	(6,109,492)	(6,171,237)	(4,313)	(27,288)	(79,111)	(110,175)

Ending units	491,546	94,481	274,506	332,360	62,432	66,721	306,681	377,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVMG		MSVRE		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(864)	(907)	(7,886)	7,016	678,365	152,590	(12,878)	1,169
Realized gain (loss) on investments	8,976	4,401	87,782	113,371	795,050	101,418	20,877	10,180
Change in unrealized gain (loss) on investments	(10,584)	10,914	(40,768)	154,463	(2,450,456)	2,830,584	(49,907)	57,218
Reinvested capital gains	21	-	-	-	367,865	372,605	7,432	8,014

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451)	14,408	39,128	274,850	(609,176)	3,457,197	(34,476)	76,581

Equity transactions:
Purchase payments received from contract owners (note 3)	(14)	37	21,125	13,145	1,741,240	244,987	47,704	41,354
Transfers between funds	(18,232)	17,477	(73,057)	(96,252)	(10,420,021)	174,239,861	13,079	3,647,837
Redemptions (note 3)	(758)	(18,004)	(131,801)	(245,466)	(27,756,826)	(2,151,859)	(814,283)	(230,045)
Annuity benefits	(549)	(1,315)	(14,306)	(11,894)	(109,615)	(6,599)	-	-
Contract maintenance charges (note 2)	(5)	(14)	(111)	(118)	(3,892)	(237)	-	-
Contingent deferred sales charges (note 2)	26	(1)	22	(214)	(33,170)	(4,976)	(278)	-
Adjustments to maintain reserves	3,713	(1,458)	(890)	2,150	(7,110)	(5,778)	(88)	12

Net equity transactions	(15,819)	(3,278)	(199,018)	(338,649)	(36,589,394)	172,315,399	(753,866)	3,459,159

Net change in contract owners’ equity	(18,270)	11,130	(159,890)	(63,799)	(37,198,570)	175,772,596	(788,342)	3,535,740
Contract owners’ equity beginning of period	67,019	55,889	1,116,800	1,180,599	176,164,621	392,025	3,535,740	-

Contract owners’ equity end of period	$48,749	67,019	956,910	1,116,800	138,966,051	176,164,621	2,747,398	3,535,740

CHANGES IN UNITS:
Beginning units	6,496	4,834	35,233	47,730	12,471,315	31,259	256,614	-
Units purchased	-	2,757	1,058	1,486	417,291	12,697,067	15,544	274,349
Units redeemed	(1,637)	(1,095)	(6,955)	(13,983)	(3,007,645)	(257,011)	(70,090)	(17,735)

Ending units	4,859	6,496	29,336	35,233	9,880,961	12,471,315	202,068	256,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$62,117	114,043	299,904	275,945	(36,244)	(81,478)	(367,315)	(379,466)
Realized gain (loss) on investments	(1,021,572)	(2,412,778)	1,118,235	694,437	(1,358,248)	(1,709,080)	(2,759,266)	(3,209,864)
Change in unrealized gain (loss) on investments	870,779	5,741,498	(315,415)	570,183	(853,577)	4,108,005	786,049	9,681,197
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,676)	3,442,763	1,102,724	1,540,565	(2,248,069)	2,317,447	(2,340,532)	6,091,867

Equity transactions:
Purchase payments received from contract owners (note 3)	899,028	1,049,843	492,021	763,309	469,596	408,316	1,092,732	1,389,984
Transfers between funds	212,010	250,710	(1,597,826)	1,205,534	(1,846,844)	716,536	3,340,934	3,162,437
Redemptions (note 3)	(5,460,977)	(6,971,963)	(4,550,652)	(6,223,556)	(4,073,859)	(4,065,330)	(7,427,009)	(6,893,127)
Annuity benefits	(78,376)	(74,385)	(38,240)	(60,731)	(18,432)	(14,476)	(57,003)	(48,756)
Contract maintenance charges (note 2)	(1,181)	(1,010)	(357)	(391)	(778)	(837)	(1,421)	(1,432)
Contingent deferred sales charges (note 2)	(4,588)	(9,045)	(5,951)	(12,376)	(6,800)	(3,848)	(10,122)	(9,958)
Adjustments to maintain reserves	(279)	1,353	(394)	(491)	(264)	2,055	(711)	2,492

Net equity transactions	(4,434,363)	(5,754,497)	(5,701,399)	(4,328,702)	(5,477,381)	(2,957,584)	(3,062,600)	(2,398,359)

Net change in contract owners’ equity	(4,523,039)	(2,311,734)	(4,598,675)	(2,788,137)	(7,725,450)	(640,137)	(5,403,132)	3,693,508
Contract owners’ equity beginning of period	34,579,297	36,891,031	28,896,595	31,684,732	27,116,384	27,756,521	42,535,440	38,841,932

Contract owners’ equity end of period	$30,056,258	34,579,297	24,297,920	28,896,595	19,390,934	27,116,384	37,132,308	42,535,440

CHANGES IN UNITS:
Beginning units	3,070,605	3,655,535	2,540,834	2,923,369	2,352,559	2,651,292	4,103,841	4,400,289
Units purchased	355,791	781,157	305,302	848,414	279,143	555,037	1,019,681	1,082,780
Units redeemed	(764,073)	(1,366,087)	(791,670)	(1,230,949)	(754,202)	(853,770)	(1,315,612)	(1,379,228)

Ending units	2,662,323	3,070,605	2,054,466	2,540,834	1,877,500	2,352,559	3,807,910	4,103,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(22,976)	(31,320)	2,162,802	2,597,566	2,310,840	2,515,382	(7,355)	(20,558)
Realized gain (loss) on investments	(99,068)	(646,824)	(1,216,411)	(1,803,639)	(68,101)	13,861,200	(182,450)	(64,651)
Change in unrealized gain (loss) on investments	(295,421)	1,831,687	(68,509)	3,224,192	(1,254,835)	(12,613,795)	(194,714)	360,262
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417,465)	1,153,543	877,882	4,018,119	987,904	3,762,787	(384,519)	275,053

Equity transactions:
Purchase payments received from contract owners (note 3)	413,304	517,953	93,630	79,217	602,339	832,954	50,858	66,253
Transfers between funds	779,271	1,582,482	(1,688,262)	(1,809,615)	(284,755)	(21,181,442)	(162,184)	(156,085)
Redemptions (note 3)	(1,689,973)	(2,091,288)	(5,744,265)	(6,934,686)	(6,705,989)	(6,722,168)	(311,832)	(455,737)
Annuity benefits	(53,076)	(50,834)	(15,327)	(17,271)	(25,843)	(28,975)	(3,169)	(5,551)
Contract maintenance charges (note 2)	(362)	(295)	(391)	(466)	(331)	(345)	(63)	(59)
Contingent deferred sales charges (note 2)	(2,564)	(2,427)	(4,297)	(5,552)	(6,260)	(6,167)	(940)	(450)
Adjustments to maintain reserves	(258)	(801)	(530)	(916)	(495)	(3,089)	(62)	(191)

Net equity transactions	(553,658)	(45,210)	(7,359,442)	(8,689,289)	(6,421,334)	(27,109,232)	(427,392)	(551,820)

Net change in contract owners’ equity	(971,123)	1,108,333	(6,481,560)	(4,671,170)	(5,433,430)	(23,346,445)	(811,911)	(276,767)
Contract owners’ equity beginning of period	13,277,735	12,169,402	33,724,159	38,395,329	37,300,452	60,646,897	1,948,460	2,225,227

Contract owners’ equity end of period	$12,306,612	13,277,735	27,242,599	33,724,159	31,867,022	37,300,452	1,136,549	1,948,460

CHANGES IN UNITS:
Beginning units	1,421,023	1,422,326	1,905,594	2,432,766	2,742,198	5,022,438	70,785	92,773
Units purchased	355,549	515,144	9,777	62,462	1,007,577	3,367,157	2,457	1,647
Units redeemed	(402,026)	(516,447)	(416,334)	(589,634)	(1,463,460)	(5,647,397)	(20,154)	(23,635)

Ending units	1,374,546	1,421,023	1,499,037	1,905,594	2,286,315	2,742,198	53,088	70,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM3		GEM6		GIG		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(201,676)	(566,214)	(11,140)	(19,010)	24,730	(3,036)	36,685	(49,963)
Realized gain (loss) on investments	(5,901,629)	(11,714,634)	24,333	(260,475)	33,704	56,569	(1,495,831)	(5,227,492)
Change in unrealized gain (loss) on investments	(4,952,430)	19,225,413	(213,925)	397,489	(770,978)	(10,389)	(1,154,206)	7,913,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,055,735)	6,944,565	(200,732)	118,004	(712,544)	43,144	(2,613,352)	2,636,080

Equity transactions:
Purchase payments received from contract owners (note 3)	946,015	1,209,703	9,356	34,861	39,314	32,910	560,911	316,040
Transfers between funds	(6,710,212)	(1,774,128)	(39,380)	4,713	5,983,328	(361,742)	2,315,266	(1,220,819)
Redemptions (note 3)	(7,895,652)	(8,480,529)	(174,993)	(276,463)	(434,399)	(137,485)	(4,384,665)	(4,266,072)
Annuity benefits	(32,299)	(34,168)	-	-	(1,553)	(829)	(104)	(98)
Contract maintenance charges (note 2)	(2,386)	(2,888)	-	-	(73)	(40)	(584)	(603)
Contingent deferred sales charges (note 2)	(16,737)	(24,382)	(28)	(201)	(174)	(432)	(5,057)	(12,154)
Adjustments to maintain reserves	(40)	202	(29)	109	34,619	(265)	(8,071)	(552)

Net equity transactions	(13,711,311)	(9,106,190)	(205,074)	(236,981)	5,621,062	(467,883)	(1,522,304)	(5,184,257)

Net change in contract owners’ equity	(24,767,046)	(2,161,625)	(405,806)	(118,977)	4,908,518	(424,739)	(4,135,656)	(2,548,177)
Contract owners’ equity beginning of period	57,105,797	59,267,422	994,617	1,113,594	766,436	1,191,175	24,943,880	27,492,057

Contract owners’ equity end of period	$32,338,751	57,105,797	588,811	994,617	5,674,954	766,436	20,808,224	24,943,880

CHANGES IN UNITS:
Beginning units	1,961,773	2,343,389	45,329	57,783	62,717	108,942	1,299,368	1,606,441
Units purchased	230,287	515,837	3,215	8,913	512,881	5,025	320,310	309,157
Units redeemed	(744,179)	(897,453)	(13,195)	(21,367)	(52,390)	(51,250)	(404,538)	(616,230)

Ending units	1,447,881	1,961,773	35,349	45,329	523,208	62,717	1,215,140	1,299,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR1		NVNSR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12)	(237)	(426,679)	(851,277)	(13,819)	(16,370)	(31)	(27)
Realized gain (loss) on investments	(4,019)	(3,832)	2,396,508	2,969,870	645,266	454,570	245	7
Change in unrealized gain (loss) on investments	(6,873)	9,569	(12,503,510)	2,178,031	(882,687)	302,498	(543)	374
Reinvested capital gains	-	-	612,655	7,570,839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,904)	5,500	(9,921,026)	11,867,463	(251,240)	740,698	(329)	354

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	843,458	1,520,229	124,711	241,728	-	-
Transfers between funds	54,592	-	(3,073,960)	(9,478,834)	1,213,521	(1,410,734)	841	-
Redemptions (note 3)	(7,520)	(4,230)	(12,857,497)	(14,703,827)	(628,009)	(806,825)	(2,556)	-
Annuity benefits	(2,059)	(1,765)	(14,483)	(16,807)	(628)	(575)	-	-
Contract maintenance charges (note 2)	-	1	(1,543)	(1,861)	(582)	(767)	-	-
Contingent deferred sales charges (note 2)	-	-	(12,659)	(19,979)	(2,141)	(4,318)	-	-
Adjustments to maintain reserves	(3)	6	(415)	4,583	(122)	44	(5)	-

Net equity transactions	45,010	(5,988)	(15,117,099)	(22,696,497)	706,750	(1,981,448)	(1,720)	-

Net change in contract owners’ equity	34,106	(488)	(25,038,125)	(10,829,034)	455,510	(1,240,750)	(2,049)	354
Contract owners’ equity beginning of period	55,731	56,219	91,223,789	102,052,823	3,141,089	4,381,839	2,049	1,695

Contract owners’ equity end of period	$89,837	55,731	66,185,664	91,223,789	3,596,599	3,141,089	-	2,049

CHANGES IN UNITS:
Beginning units	7,153	8,052	10,221,217	13,082,723	318,693	545,466	217	217
Units purchased	7,163	28	589,091	956,878	289,015	204,391	82	-
Units redeemed	(1,343)	(927)	(2,322,813)	(3,818,384)	(225,845)	(431,164)	(299)	-

Ending units	12,973	7,153	8,487,495	10,221,217	381,863	318,693	-	217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25,015	(15,416)	121,153	(23,647)	68,331	(23,121)	118,383	4,113
Realized gain (loss) on investments	113,735	260,027	679,973	293,238	112,306	(72,225)	289,345	403,070
Change in unrealized gain (loss) on investments	(401,718)	(134,930)	(1,082,853)	387,632	(501,521)	596,301	(424,227)	(84,730)
Reinvested capital gains	40,893	188,921	60,931	-	34,750	204	53,609	125,034

Net increase (decrease) in contract owners’ equity resulting from operations	(222,075)	298,602	(220,796)	657,223	(286,134)	501,159	37,110	447,487

Equity transactions:
Purchase payments received from contract owners (note 3)	165,050	197,959	249,811	215,456	466,686	178,334	177,145	416,266
Transfers between funds	263,006	110,790	336,108	4,834,439	503,122	2,064,489	1,741,381	3,455,185
Redemptions (note 3)	(252,561)	(302,268)	(2,199,408)	(1,370,476)	(1,112,453)	(729,333)	(1,152,381)	(1,237,401)
Annuity benefits	-	-	(5,700)	-	(1,019)	(889)	(30,989)	(25,006)
Contract maintenance charges (note 2)	(595)	(383)	21	(138)	(495)	(171)	(221)	(212)
Contingent deferred sales charges (note 2)	(1,609)	(1,233)	(3,564)	(10,695)	(1,660)	(1,410)	(1,104)	(1,606)
Adjustments to maintain reserves	(46)	(34)	(60)	(41)	(72)	(175)	5,159	4,310

Net equity transactions	173,245	4,831	(1,622,792)	3,668,545	(145,891)	1,510,846	738,990	2,611,536

Net change in contract owners’ equity	(48,830)	303,433	(1,843,588)	4,325,768	(432,025)	2,012,005	776,100	3,059,023
Contract owners’ equity beginning of period	2,674,006	2,370,573	10,310,910	5,985,142	6,034,819	4,022,814	9,293,811	6,234,788

Contract owners’ equity end of period	$2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819	10,069,911	9,293,811

CHANGES IN UNITS:
Beginning units	289,171	291,521	962,233	589,939	580,022	418,388	807,699	581,196
Units purchased	87,914	134,326	360,980	672,494	141,247	303,563	768,647	579,372
Units redeemed	(71,057)	(136,676)	(516,816)	(300,200)	(140,021)	(141,929)	(699,350)	(352,869)

Ending units	306,028	289,171	806,397	962,233	581,248	580,022	876,996	807,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$238,781	(62,698)	93,143	(44,462)	123,682	(9,863)	171,281	130,680
Realized gain (loss) on investments	1,688,917	294,009	498,370	353,810	179,438	557,537	100,750	321,224
Change in unrealized gain (loss) on investments	(2,782,112)	1,497,093	(1,197,270)	511,762	(493,829)	(49,399)	147,169	(113,371)
Reinvested capital gains	125,171	-	78,069	-	52,671	13,578	-	81,541

Net increase (decrease) in contract owners’ equity resulting from operations	(729,243)	1,728,404	(527,688)	821,110	(138,038)	511,853	419,200	420,074

Equity transactions:
Purchase payments received from contract owners (note 3)	843,269	1,516,375	440,375	365,806	409,521	414,056	131,548	305,088
Transfers between funds	1,447,362	7,467,967	743,852	2,315,760	941,343	2,453,693	1,777,925	2,690,069
Redemptions (note 3)	(3,149,311)	(2,919,401)	(1,034,974)	(757,811)	(1,062,366)	(1,051,497)	(1,315,913)	(2,394,549)
Annuity benefits	(60,418)	(78,588)	(78,103)	(74,432)	(5,413)	(4,982)	(16,280)	(14,531)
Contract maintenance charges (note 2)	(1,214)	(860)	(779)	(523)	(248)	(186)	(331)	(486)
Contingent deferred sales charges (note 2)	(3,443)	(1,839)	(3,190)	(1,890)	(290)	(438)	(2,094)	(3,295)
Adjustments to maintain reserves	(25,885)	(730)	(337)	(2,531)	(120)	(2)	(172)	(253)

Net equity transactions	(949,640)	5,982,924	66,844	1,844,379	282,427	1,810,643	574,683	582,043

Net change in contract owners’ equity	(1,678,883)	7,711,328	(460,844)	2,665,489	144,389	2,322,496	993,883	1,002,117
Contract owners’ equity beginning of period	20,622,567	12,911,239	8,217,274	5,551,785	8,478,574	6,156,078	8,231,626	7,229,509

Contract owners’ equity end of period	$18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574	9,225,509	8,231,626

CHANGES IN UNITS:
Beginning units	1,912,124	1,273,021	703,800	487,057	798,523	633,405	722,330	669,759
Units purchased	612,929	1,252,700	282,342	479,194	221,089	560,817	380,521	686,476
Units redeemed	(696,074)	(613,597)	(270,406)	(262,451)	(194,691)	(395,699)	(336,556)	(633,905)

Ending units	1,828,979	1,912,124	715,736	703,800	824,921	798,523	766,295	722,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCBD2		NVLCP2		TRF		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,066	4,669	64,110	55,159	98,786	(70,290)	(5,111)	(8,093)
Realized gain (loss) on investments	9,397	4,039	34,723	203,794	(1,793,123)	(4,115,477)	(50,795)	(60,171)
Change in unrealized gain (loss) on investments	16,006	15,054	127,769	(79,871)	1,400,569	17,958,649	50,543	137,224
Reinvested capital gains	-	7,760	5,090	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,469	31,522	231,692	268,738	(293,768)	13,772,882	(5,363)	68,960

Equity transactions:
Purchase payments received from contract owners (note 3)	2,004	-	75,389	14,847	1,687,815	2,684,534	-	600
Transfers between funds	125,137	109,708	3,518,902	266,457	(4,051,845)	(325,992)	(31,631)	(61,800)
Redemptions (note 3)	(45,147)	(19,869)	(1,586,209)	(722,306)	(17,967,587)	(19,229,198)	(110,323)	(240,080)
Annuity benefits	-	-	(8,446)	(8,224)	(109,291)	(90,425)	-	-
Contract maintenance charges (note 2)	-	-	(61)	(45)	(7,520)	(8,457)	-	-
Contingent deferred sales charges (note 2)	(205)	-	(874)	(62)	(21,995)	(27,681)	(84)	(70)
Adjustments to maintain reserves	(9)	(10)	(121)	(105)	(1,587)	(14,076)	22	(22)

Net equity transactions	81,780	89,829	1,998,580	(449,439)	(20,472,010)	(17,011,295)	(142,016)	(301,372)

Net change in contract owners’ equity	115,249	121,351	2,230,272	(180,701)	(20,765,778)	(3,238,413)	(147,379)	(232,412)
Contract owners’ equity beginning of period	789,449	668,098	3,788,917	3,969,618	125,379,325	128,617,738	623,121	855,533

Contract owners’ equity end of period	$904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325	475,742	623,121

CHANGES IN UNITS:
Beginning units	72,196	63,999	307,535	344,564	9,987,008	11,511,657	59,096	90,233
Units purchased	14,839	10,355	435,178	263,446	217,952	923,449	106	329
Units redeemed	(7,656)	(2,158)	(279,652)	(300,475)	(1,832,431)	(2,448,098)	(13,525)	(31,466)

Ending units	79,379	72,196	463,061	307,535	8,372,529	9,987,008	45,677	59,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GBF2		CAF		GVIX8
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,173,929	5,256,010	50,858	73,932	(141,493)	(119,366)	94,456	28,670
Realized gain (loss) on investments	352,878	4,949,691	50,663	44,449	2,718,191	1,693,588	265,374	(453,341)
Change in unrealized gain (loss) on investments	8,528,350	(8,988,636)	201,824	(138,379)	(3,102,540)	3,194,497	(1,395,427)	596,544
Reinvested capital gains	693,023	9,655,851	18,621	301,802	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,748,180	10,872,916	321,966	281,804	(525,842)	4,768,719	(1,035,597)	171,873

Equity transactions:
Purchase payments received from contract owners (note 3)	2,591,277	3,784,154	33,554	91,844	803,860	592,577	58,777	39,542
Transfers between funds	(8,189,791)	(6,455,822)	(273,105)	(162,632)	1,187,579	(701,182)	4,029,646	219,618
Redemptions (note 3)	(43,853,866)	(53,526,215)	(2,174,926)	(2,787,357)	(4,881,868)	(3,513,337)	(738,160)	(378,317)
Annuity benefits	(194,681)	(213,211)	(687)	(696)	(6,611)	(6,461)	(2,050)	(1,984)
Contract maintenance charges (note 2)	(4,658)	(5,562)	-	-	(2,590)	(2,895)	(88)	(121)
Contingent deferred sales charges (note 2)	(36,010)	(64,767)	(844)	(2,903)	(6,673)	(6,149)	(1,047)	(846)
Adjustments to maintain reserves	(1,059)	(26,512)	29	16	(59)	(34)	(80)	(42)

Net equity transactions	(49,688,788)	(56,507,935)	(2,415,979)	(2,861,729)	(2,906,362)	(3,637,481)	3,346,998	(122,150)

Net change in contract owners’ equity	(35,940,608)	(45,635,019)	(2,094,013)	(2,579,925)	(3,432,204)	1,131,238	2,311,401	49,723
Contract owners’ equity beginning of period	255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	3,124,185	3,074,462

Contract owners’ equity end of period	$220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509	5,435,586	3,124,185

CHANGES IN UNITS:
Beginning units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	345,841	362,938
Units purchased	1,774,759	4,156,549	12,481	67,725	637,435	256,602	605,348	97,028
Units redeemed	(4,662,362)	(7,546,702)	(200,553)	(294,308)	(976,593)	(750,145)	(249,289)	(114,125)

Ending units	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445	701,900	345,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$265,044	209,884	45,715	6,984	9,619	(144)	620,122	632,101
Realized gain (loss) on investments	(4,733,651)	(4,398,101)	77,194	39,309	28,116	16,632	(297,452)	(528,713)
Change in unrealized gain (loss) on investments	2,423,366	10,097,082	(143,231)	233,886	(60,306)	42,983	391,917	2,486,787
Reinvested capital gains	-	-	5,315	7,419	884	1,686	170,870	166,254

Net increase (decrease) in contract owners’ equity resulting from operations	(2,045,241)	5,908,865	(15,007)	287,598	(21,687)	61,157	885,457	2,756,429

Equity transactions:
Purchase payments received from contract owners (note 3)	836,394	1,345,721	39,061	20,233	123,063	62,507	790,348	693,146
Transfers between funds	(957,686)	(2,966,055)	970,111	2,294,762	69,079	276,757	2,673,301	2,750,386
Redemptions (note 3)	(7,443,131)	(6,600,800)	(602,968)	(93,544)	(266,857)	(46,453)	(11,295,447)	(13,802,346)
Annuity benefits	(108,139)	(67,557)	(1,837)	(1,073)	(1,170)	(1,119)	(50,790)	(81,383)
Contract maintenance charges (note 2)	(6,746)	(7,634)	(32)	(2)	(77)	(10)	(1,150)	(1,480)
Contingent deferred sales charges (note 2)	(33,150)	(42,772)	(619)	(1)	(771)	-	(5,142)	(31,184)
Adjustments to maintain reserves	(464)	550	(38)	(487)	(30)	(82)	(12,089)	8,815

Net equity transactions	(7,712,922)	(8,338,547)	403,678	2,219,888	(76,763)	291,600	(7,900,969)	(10,464,046)

Net change in contract owners’ equity	(9,758,163)	(2,429,682)	388,671	2,507,486	(98,450)	352,757	(7,015,512)	(7,707,617)
Contract owners’ equity beginning of period	49,511,482	51,941,164	4,012,310	1,504,824	1,116,422	763,665	55,648,761	63,356,378

Contract owners’ equity end of period	$39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422	48,633,249	55,648,761

CHANGES IN UNITS:
Beginning units	3,478,795	4,157,079	317,412	127,959	78,659	61,529	4,288,835	5,109,651
Units purchased	381,283	530,279	119,622	231,565	19,117	65,897	629,719	1,032,488
Units redeemed	(957,216)	(1,208,563)	(87,784)	(42,112)	(24,605)	(48,767)	(1,222,933)	(1,853,304)

Ending units	2,902,862	3,478,795	349,250	317,412	73,171	78,659	3,695,621	4,288,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,335,015	2,275,051	947,943	877,238	838,712	875,377	(410,417)	119,223
Realized gain (loss) on investments	(3,294,147)	(5,364,250)	(3,707,998)	(6,689,409)	(824,243)	(2,434,915)	2,688,764	668,115
Change in unrealized gain (loss) on investments	(1,491,985)	29,044,386	(752,315)	20,329,521	664,581	7,721,154	(7,148,226)	24,964,675
Reinvested capital gains	-	-	-	-	-	-	1,642,981	124,371

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451,117)	25,955,187	(3,512,370)	14,517,350	679,050	6,161,616	(3,226,898)	25,876,384

Equity transactions:
Purchase payments received from contract owners (note3)	4,024,944	6,189,021	2,966,386	3,372,128	1,404,366	2,746,268	1,667,097	1,747,583
Transfers between funds	(5,112,383)	(6,674,460)	(4,665,571)	(3,347,695)	(1,358,547)	(1,303,103)	(2,965,487)	(4,952,259)
Redemptions (note 3)	(51,647,320)	(60,863,833)	(26,147,181)	(29,224,210)	(14,622,261)	(24,105,332)	(20,408,359)	(21,847,242)
Annuity benefits	(682,497)	(679,775)	(321,957)	(340,024)	(137,565)	(141,521)	(88,087)	(78,073)
Contract maintenance charges (note 2)	(11,936)	(13,622)	(15,337)	(16,360)	(3,656)	(3,902)	(2,853)	(3,095)
Contingent deferred sales charges (note 2)	(76,500)	(98,793)	(68,227)	(100,196)	(17,982)	(37,276)	(26,954)	(36,822)
Adjustments to maintain reserves	(7,139)	(28)	(3,252)	3,965	(116)	(1,128)	6,158	5,868

Net equity transactions	(53,512,831)	(62,141,490)	(28,255,139)	(29,652,392)	(14,735,761)	(22,845,994)	(21,818,485)	(25,164,039)

Net change in contract owners’ equity	(55,963,948)	(36,186,303)	(31,767,509)	(15,135,042)	(14,056,711)	(16,684,378)	(25,045,383)	712,345
Contract owners’ equity beginning of period	280,084,230	316,270,533	138,928,337	154,063,379	83,739,479	100,423,857	122,180,533	121,468,188

Contract owners’ equity end of period	$224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479	97,135,150	122,180,533

CHANGES IN UNITS:
Beginning units	19,697,426	24,580,501	9,585,870	11,933,118	6,041,482	7,849,777	4,548,842	5,661,511
Units purchased	823,638	2,680,321	446,203	1,564,260	389,239	1,007,203	476,348	570,629
Units redeemed	(4,651,786)	(7,563,396)	(2,441,840)	(3,911,508)	(1,460,537)	(2,815,498)	(1,277,025)	(1,683,298)

Ending units	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482	3,748,165	4,548,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM		NVMIG1		NVMIG3		GVDIV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,169,884)	(3,967,836)	32	(28)	109,834	(249,869)	7	20
Realized gain (loss) on investments	-	-	161	(970)	2,423,101	2,081,973	(102)	(110)
Change in unrealized gain (loss) on investments	-	-	(1,537)	1,747	(8,536,436)	5,856,229	(337)	198
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,169,884)	(3,967,836)	(1,344)	749	(6,003,501)	7,688,333	(432)	108

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696,584	30,568,583	-	-	695,453	921,875	-	-
Transfers between funds	117,178,111	54,146,452	(416)	1,928	(1,738,541)	(4,795,227)	-	-
Redemptions (note 3)	(165,913,105)	(194,917,158)	-	-	(8,973,473)	(11,118,397)	14	12
Annuity benefits	(498,899)	(465,152)	-	-	(10,412)	(10,093)	(212)	(218)
Contract maintenance charges (note 2)	(4,366)	(5,431)	-	-	(1,580)	(2,014)	-	-
Contingent deferred sales charges (note 2)	(106,162)	(153,731)	-	-	(11,016)	(17,269)	-	-
Adjustments to maintain reserves	(10,419)	(32,631)	(2)	1	(474)	2,958	-	0

Net equity transactions	(20,658,256)	(110,859,069)	(418)	1,929	(10,040,043)	(15,018,166)	(198)	(206)

Net change in contract owners’ equity	(23,828,140)	(114,826,905)	(1,762)	2,678	(16,043,544)	(7,329,833)	(630)	(98)
Contract owners’ equity beginning of period	282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

Contract owners’ equity end of period	$258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800	1,990	2,620

CHANGES IN UNITS:
Beginning units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230
Units purchased	26,242,335	23,226,328	96	827	283,029	494,833	1	1
Units redeemed	(27,943,456)	(32,271,241)	(122)	(744)	(1,372,218)	(2,310,109)	(18)	(19)

Ending units	21,235,532	22,936,653	870	896	6,118,224	7,207,413	195	212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$74,678	143,054	222	1,061	(315,475)	(255,676)	(12,585)	(17,717)
Realized gain (loss) on investments	(3,387,382)	(3,812,622)	(98,123)	(315,994)	634,688	1,206,613	73,672	43,222
Change in unrealized gain (loss) on investments	1,221,761	4,243,150	(386)	328,212	(1,250,747)	668,604	(83,249)	41,508
Reinvested capital gains	-	-	-	-	-	1,118,211	-	39,440

Net increase (decrease) in contract owners’ equity resulting from operations	(2,090,943)	573,582	(98,287)	13,279	(931,534)	2,737,752	(22,162)	106,453

Equity transactions:
Purchase payments received from contract owners (note 3)	287,589	177,737	1,267	15,949	355,935	381,675	(18,101)	20,161
Transfers between funds	(830,746)	(1,482,147)	(1,522)	(28,201)	(1,620,023)	22,374,986	(149,711)	(167,564)
Redemptions (note 3)	(2,397,421)	(2,335,441)	(87,233)	(276,285)	(5,175,353)	(4,326,362)	(157,116)	(172,399)
Annuity benefits	-	-	(12,241)	(11,848)	(34,584)	(24,493)	(603)	(410)
Contract maintenance charges (note 2)	(593)	(692)	-	3	(1,417)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(3,430)	(3,981)	(142)	(379)	(8,064)	(12,356)	-	(33)
Adjustments to maintain reserves	(115)	892	(24)	85	(6,862)	(10,064)	(23)	479

Net equity transactions	(2,944,716)	(3,643,632)	(99,895)	(300,676)	(6,490,368)	18,382,074	(325,554)	(319,767)

Net change in contract owners’ equity	(5,035,659)	(3,070,050)	(198,182)	(287,397)	(7,421,902)	21,119,826	(347,716)	(213,314)
Contract owners’ equity beginning of period	14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

Contract owners’ equity end of period	$9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698	540,280	887,996

CHANGES IN UNITS:
Beginning units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048
Units purchased	76,046	116,963	1,054	6,945	398,659	3,481,033	435	1,661
Units redeemed	(268,459)	(362,446)	(7,890)	(34,832)	(1,094,917)	(1,362,057)	(35,582)	(42,301)

Ending units	712,738	905,151	32,579	39,415	2,538,927	3,235,185	62,261	97,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,632)	(26,704)	(30,113)	(50,722)	(1,096,454)	(1,152,256)	(88,355)	(92,638)
Realized gain (loss) on investments	(86,987)	(205,887)	182,814	163,146	7,617,033	5,261,698	685,093	257,437
Change in unrealized gain (loss) on investments	(894,703)	130,707	(543,243)	132,358	(11,580,475)	19,775,865	(957,891)	1,462,680
Reinvested capital gains	282,809	348,076	118,986	207,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(706,513)	246,192	(271,556)	451,931	(5,059,896)	23,885,307	(361,153)	1,627,479

Equity transactions:
Purchase payments received from contract owners (note 3)	191,886	100,366	8,550	60,112	1,609,747	1,918,724	113,576	111,284
Transfers between funds	(136,524)	11,324,576	(515,390)	(444,967)	(5,413,692)	(5,160,556)	(1,260,854)	(407,884)
Redemptions (note 3)	(1,744,115)	(1,417,191)	(558,297)	(898,416)	(18,166,884)	(16,017,711)	(664,660)	(831,937)
Annuity benefits	(534)	(336)	(6,468)	(8,507)	(71,854)	(65,043)	-	-
Contract maintenance charges (note 2)	(229)	(70)	(20)	(26)	(3,417)	(3,826)	-	-
Contingent deferred sales charges (note 2)	(2,000)	(886)	(268)	(1,890)	(27,643)	(28,692)	-	-
Adjustments to maintain reserves	(542)	480	(134)	539	(600)	4,206	(80)	1,132

Net equity transactions	(1,692,058)	10,006,939	(1,072,027)	(1,293,155)	(22,074,343)	(19,352,899)	(1,812,018)	(1,127,405)

Net change in contract owners’ equity	(2,398,571)	10,253,131	(1,343,583)	(841,224)	(27,134,239)	4,532,408	(2,173,171)	500,074
Contract owners’ equity beginning of period	10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

Contract owners’ equity end of period	$7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353	5,872,533	8,045,704

CHANGES IN UNITS:
Beginning units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197
Units purchased	233,184	1,317,023	4,979	70,763	566,102	909,181	44,535	61,705
Units redeemed	(405,657)	(338,531)	(124,961)	(231,653)	(2,833,021)	(3,228,254)	(231,839)	(203,292)

Ending units	806,019	978,492	390,315	510,297	9,057,308	11,324,227	641,306	828,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMV2		SCGF		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,423)	95,347	(312,143)	(301,985)	(8,626)	(9,617)	(715,822)	(609,409)
Realized gain (loss) on investments	3,359,910	2,955,674	(985,030)	(1,319,049)	(2,753)	(5,150)	(3,384,670)	(9,908,916)
Change in unrealized gain (loss) on investments	(5,489,242)	6,142,025	767,695	7,327,167	2,368	118,205	(2,265,549)	36,677,316
Reinvested capital gains	274,952	3,384,013	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,0 99,803)	12,577,059	(529,478)	5,706,133	(9,011)	103,438	(6,366,041)	26,158,991

Equity transactions:
Purchase payments received from contract owners (note 3)	8 34,915	1,112,267	459,657	525,121	853	40,677	1,427,244	1,837,780
Transfers between funds	(2,655,023)	(5,140,546)	(1,143,829)	537,786	(25,760)	11,475	(4,543,260)	(5,510,180)
Redemptions (note 3)	(11,658,201)	(14,112,991)	(5,080,333)	(4,500,541)	(99,481)	(242,049)	(19,543,830)	(20,079,069)
Annuity benefits	(20,566)	(18,824)	(8,498)	(9,546)	(32)	(28)	(46,368)	(48,647)
Contract maintenance charges (note 2)	(1,500)	(1,836)	(970)	(970)	-	-	(3,284)	(3,175)
Contingent deferred sales charges (note 2)	(16,009)	(21,522)	(6,668)	(6,395)	(63)	(83)	(26,769)	(30,708)
Adjustments to maintain reserves	(302)	2,562	(688)	1,115	(42)	129	584	6,726

Net equity transactions	(13,516,686)	(18,180,890)	(5,781,329)	(3,453,429)	(124,525)	(189,879)	(22,735,683)	(23,827,274)

Net change in contract owners’ equity	(15,616,489)	(5,603,831)	(6,310,807)	2,252,704	(133,536)	(86,441)	(29,101,724)	2,331,717
Contract owners’ equity beginning of period	75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

Contract owners’ equity end of period	$60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162	93,771,708	122,873,432

CHANGES IN UNITS:
Beginning units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089
Units purchased	311,157	521,586	423,172	304,958	2,044	8,273	164,509	404,505
Units redeemed	(1,625,203)	(2,522,203)	(832,823)	(617,202)	(14,727)	(31,045)	(971,280)	(1,395,285)

Ending units	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561	3,501,538	4,308,309

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		MSBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,315)	(17,392)	(620,048)	(982,254)	(28,847)	(49,211)	2,026,721	3,800,350
Realized gain (loss) on investments	(84,476)	(210,338)	(7,073,506)	(14,481,957)	(310,641)	(435,338)	888,970	(3,154,503)
Change in unrealized gain (loss) on investments	35,117	482,568	637,574	40,966,066	206,915	1,030,722	(43,706)	6,246,020
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,674)	254,838	(7,055,980)	25,501,855	(132,573)	546,173	2,871,985	6,891,867

Equity transactions:
Purchase payments received from contract owners (note 3)	2,877	18,027	1,315,658	1,747,711	6,127	30,524	954,086	877,761
Transfers between funds	(192,117)	47,389	(5,913,682)	(7,532,828)	(56,810)	(113,999)	(1,618,783)	(2,492,534)
Redemptions (note 3)	(190,594)	(371,757)	(18,153,976)	(20,789,293)	(805,481)	(680,848)	(11,781,456)	(15,912,675)
Annuity benefits	(87)	(81)	(58,675)	(54,923)	-	-	(32,119)	(36,117)
Contract maintenance charges (note 2)	-	-	(3,215)	(3,265)	-	-	(641)	(769)
Contingent deferred sales charges (note 2)	(168)	(130)	(25,414)	(28,046)	(346)	(186)	(12,235)	(12,191)
Adjustments to maintain reserves	(26)	260	146	11,456	18	(54)	3,782	(279)

Net equity transactions	(380,115)	(306,292)	(22,839,158)	(26,649,188)	(856,492)	(764,564)	(12,487,366)	(17,576,804)

Net change in contract owners’ equity	(444,789)	(51,454)	(29,895,138)	(1,147,333)	(989,065)	(218,391)	(9,615,381)	(10,684,937)
Contract owners’ equity beginning of period	1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

Contract owners’ equity end of period	$840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638	60,776,777	70,392,158

CHANGES IN UNITS:
Beginning units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701
Units purchased	2,327	20,872	150,134	279,565	7,376	6,640	660,832	773,497
Units redeemed	(30,521)	(48,616)	(1,067,592)	(1,524,061)	(65,246)	(65,528)	(1,394,157)	(1,892,973)

Ending units	67,112	95,306	3,983,163	4,900,621	123,033	180,903	3,529,900	4,263,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$53,424	28,580	(1,964,559)	(315,593)	(157,708)	(13,974)	61,610	32,413
Realized gain (loss) on investments	63,521	39,677	1,310,954	3,352	52,173	7,683	112,098	486,042
Change in unrealized gain (loss) on investments	(71,371)	152,590	(13,123,827)	1,595,745	(327,551)	41,915	(705,320)	(877,268)
Reinvested capital gains	-	29,857	1,506,699	142,197	38,300	3,683	3,935	536,722

Net increase (decrease) in contract owners’ equity resulting from operations	45,574	250,704	(12,270,733)	1,425,701	(394,786)	39,307	(527,677)	177,909

Equity transactions:
Purchase payments received from contract owners (note 3)	77,210	298,114	6,197,485	784,417	26,774	144,922	153,471	186,591
Transfers between funds	(2,352,960)	(2,043,408)	(39,340,123)	503,227,250	(964,564)	13,169,143	252,644	(1,504,029)
Redemptions (note 3)	(2,704,368)	(4,234,794)	(77,721,255)	(6,877,641)	(2,181,441)	(384,477)	(560,553)	(882,523)
Annuity benefits	(49,821)	(52,052)	(372,805)	(21,200)	(7,164)	(44)	-	-
Contract maintenance charges (note 2)	(135)	(137)	(14,688)	(919)	-	-	(630)	(884)
Contingent deferred sales charges (note 2)	(1,718)	(2,788)	(91,327)	(10,115)	(1,013)	-	(1,977)	(5,815)
Adjustments to maintain reserves	(228)	(251)	3,092	(41,058)	130	(93,181)	(48)	62

Net equity transactions	(5,032,020)	(6,035,316)	(111,339,621)	497,060,734	(3,127,278)	12,836,363	(157,093)	(2,206,599)

Net change in contract owners’ equity	(4,986,446)	(5,784,612)	(123,610,354)	498,486,435	(3,522,064)	12,875,670	(684,770)	(2,028,690)
Contract owners’ equity beginning of period	16,059,808	21,844,420	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

Contract owners’ equity end of period	$11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319	3,140,657	3,825,427

CHANGES IN UNITS:
Beginning units	1,469,186	2,035,595	35,443,657	103,250	934,222	983	281,143	452,463
Units purchased	422,215	356,966	896,751	36,704,839	8,761	965,172	115,920	93,255
Units redeemed	(892,752)	(923,375)	(8,779,148)	(1,364,432)	(234,775)	(31,933)	(130,680)	(264,575)

Ending units	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222	266,383	281,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	EIF		NVRE1		ALVGIB		ALVPGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,080	94,843	(254,250)	757,013	(9,806)	(27,989)	(24,010)	(25,029)
Realized gain (loss) on investments	1,737,840	(804,439)	6,371,540	6,326,928	(93,990)	(169,440)	43,051	81,174
Change in unrealized gain (loss) on investments	(2,512,355)	4,346,272	(1,385,093)	10,699,688	169,396	349,649	(85,395)	57,337
Reinvested capital gains	-	-	398,333	8,019,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(737,435)	3,636,676	5,130,530	25,803,490	65,600	152,220	(66,354)	113,482

Equity transactions:
Purchase payments received from contract owners (note 3)	373,266	416,056	1,274,330	1,507,534	-	30,499	3,762	7,558
Transfers between funds	684,950	(1,274,946)	(1,248,985)	(3,298,660)	(50,391)	34,087	(130,400)	(61,100)
Redemptions (note 3)	(5,002,889)	(5,439,290)	(17,107,749)	(18,180,312)	(179,669)	(405,101)	(366,022)	(463,820)
Annuity benefits	(37,476)	(36,153)	(43,355)	(42,365)	-	-	-	-
Contract maintenance charges (note 2)	(1,145)	(1,397)	(2,967)	(3,288)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,263)	(11,309)	(25,603)	(30,265)	-	(46)	(49)	(2)
Adjustments to maintain reserves	(1,703)	3,626	(860)	9,466	(43)	(45)	(60)	(36)

Net equity transactions	(3,991,260)	(6,343,413)	(17,155,189)	(20,037,890)	(230,103)	(340,606)	(492,769)	(517,400)

Net change in contract owners’ equity	(4,728,695)	(2,706,737)	(12,024,659)	5,765,600	(164,503)	(188,386)	(559,123)	(403,918)
Contract owners’ equity beginning of period	27,448,851	30,155,588	105,360,473	99,594,873	1,448,373	1,636,759	1,608,213	2,012,131

Contract owners’ equity end of period	$22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373	1,049,090	1,608,213

CHANGES IN UNITS:
Beginning units	2,221,826	2,805,689	11,210,732	13,652,000	139,314	174,315	151,328	204,515
Units purchased	405,612	319,972	1,053,802	2,138,368	3,378	7,491	1,759	7,165
Units redeemed	(705,538)	(903,835)	(2,841,850)	(4,579,636)	(23,847)	(42,492)	(48,332)	(60,352)

Ending units	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314	104,755	151,328

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(112,991)	(113,166)	257,200	250,638	(7,967)	(10,180)	1,877,992	363,675
Realized gain (loss) on investments	313,846	1,627,372	(383,192)	(1,500,432)	(56,407)	(60,331)	817,750	430,039
Change in unrealized gain (loss) on investments	(1,299,380)	(42,881)	1,468,022	9,073,806	89,283	232,364	2,995,849	1,833,868
Reinvested capital gains	-	-	-	-	-	-	770,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,098,525)	1,471,325	1,342,030	7,824,012	24,909	161,853	6,461,988	2,627,582

Equity transactions:
Purchase payments received from contract owners (note 3)	134,518	413,404	923,946	1,079,139	675	956	1,159,003	1,367,541
Transfers between funds	30,964	2,092,442	(1,629,248)	(2,552,379)	(128,985)	17,163	11,720,137	3,711,324
Redemptions (note 3)	(1,571,546)	(1,649,000)	(10,540,728)	(11,337,777)	(335,113)	(260,961)	(12,191,461)	(11,601,803)
Annuity benefits	(36,212)	(33,065)	(25,290)	(25,688)	(381)	(355)	(140,570)	(138,370)
Contract maintenance charges (note 2)	(46)	(51)	(1,754)	(2,009)	-	-	(945)	(572)
Contingent deferred sales charges (note 2)	(1,049)	(2,547)	(12,699)	(13,967)	(241)	(249)	(13,812)	(14,110)
Adjustments to maintain reserves	(491)	6,275	125	1,382	42	52	(1,410)	15,755

Net equity transactions	(1,443,862)	827,459	(11,285,648)	(12,851,300)	(464,003)	(243,394)	530,942	(6,660,235)

Net change in contract owners’ equity	(2,542,387)	2,298,784	(9,943,618)	(5,027,288)	(439,094)	(81,541)	6,992,930	(4,032,653)
Contract owners’ equity beginning of period	10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

Contract owners’ equity end of period	$7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957	72,925,370	65,932,440

CHANGES IN UNITS:
Beginning units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989
Units purchased	313,422	1,273,259	204,792	275,300	1,673	5,259	2,096,334	1,402,286
Units redeemed	(434,503)	(1,235,934)	(1,011,165)	(1,322,853)	(43,362)	(29,701)	(2,081,208)	(1,918,542)

Ending units	630,824	751,905	4,001,635	4,808,008	97,513	139,202	4,977,859	4,962,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVI		ACVI3		ACVMV1		ACVMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,225	18,876	(421)	907	29,066	112,302	(2,933)	1,730
Realized gain (loss) on investments	170,437	89,442	4,662	3,455	1,084,722	628,565	(5,987)	(10,687)
Change in unrealized gain (loss) on investments	(413,572)	149,839	(23,951)	11,279	(1,663,985)	828,738	(19,760)	88,017
Reinvested capital gains	-	-	-	-	306,319	-	14,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	(237,910)	258,157	(19,710)	15,641	(243,878)	1,569,605	(14,675)	79,060

Equity transactions:
Purchase payments received from contract owners (note 3)	251,891	227,972	2,517	1,317	304,285	264,638	(1)	54,972
Transfers between funds	(125,582)	414,611	2,632	(9,551)	2,072,247	(94,656)	(11,582)	37,626
Redemptions (note 3)	(446,565)	(570,723)	(19,268)	(5,421)	(1,808,930)	(1,847,730)	(14,583)	(15,608)
Annuity benefits	(2,381)	(2,972)	(631)	(591)	-	-	(41,451)	(38,685)
Contract maintenance charges (note 2)	-	-	(17)	(23)	(400)	(395)	-	29
Contingent deferred sales charges (note 2)	(1,689)	(2,599)	(12)	-	(2,362)	(2,536)	(230)	(59)
Adjustments to maintain reserves	(303)	312	94	81	409	(280)	(7)	110

Net equity transactions	(324,629)	66,601	(14,685)	(14,187)	565,249	(1,680,960)	(67,854)	38,385

Net change in contract owners’ equity	(562,539)	324,758	(34,395)	1,454	321,371	(111,355)	(82,529)	117,445
Contract owners’ equity beginning of period	2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

Contract owners’ equity end of period	$1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155	461,157	543,686

CHANGES IN UNITS:
Beginning units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520
Units purchased	15,186	35,942	1,379	1,166	481,355	491,391	469	7,663
Units redeemed	(35,206)	(29,308)	(2,453)	(2,261)	(436,718)	(662,325)	(5,452)	(4,338)

Ending units	111,870	131,890	9,402	10,476	958,698	914,061	33,862	38,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVV2		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,264)	(971)	20,217	752,716	-	(11,739)	(125,533)	(132,263)
Realized gain (loss) on investments	2,350	5,845	(98,591)	(40,368,903)	-	(941,497)	2,728,537	(590,013)
Change in unrealized gain (loss) on investments	603	12,279	69,265	54,692,187	-	1,268,133	(2,794,290)	6,113,604
Reinvested capital gains	-	-	-	-	-	-	64,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,311)	17,153	(9,109)	15,076,000	-	314,897	(126,289)	5,391,328

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,593)	283,489	2,276,199	-	23,700	389,510	385,397
Transfers between funds	-	216,415	51,653	(166,200,809)	-	(3,666,891)	1,197,689	(2,956,421)
Redemptions (note 3)	(9,173)	(13,969)	(519,359)	(27,965,135)	-	(778,793)	(4,103,472)	(4,509,403)
Annuity benefits	-	-	-	(69,020)	-	-	(43,337)	(46,739)
Contract maintenance charges (note 2)	-	-	-	(3,986)	-	-	(1,123)	(1,403)
Contingent deferred sales charges (note 2)	-	7	(2,185)	(40,006)	-	(416)	(8,800)	(8,890)
Adjustments to maintain reserves	-	1	6,858	(6,020)	-	14	(604)	(2,420)

Net equity transactions	(9,173)	200,861	(179,544)	(192,008,777)	-	(4,422,386)	(2,570,137)	(7,139,880)

Net change in contract owners’ equity	(10,484)	218,014	(188,653)	(176,932,777)	-	(4,107,489)	(2,696,426)	(1,748,552)
Contract owners’ equity beginning of period	245,981	27,967	2,328,400	179,261,177	-	4,107,489	27,061,657	28,810,209

Contract owners’ equity end of period	$235,497	245,981	2,139,747	2,328,400	-	-	24,365,231	27,061,657

CHANGES IN UNITS:
Beginning units	23,615	3,041	117,661	10,383,543	-	358,036	1,716,152	2,276,941
Units purchased	-	22,418	9,426	541,204	-	13,643	460,476	895,658
Units redeemed	(848)	(1,844)	(18,729)	(10,807,086)	-	(371,679)	(617,394)	(1,456,447)

Ending units	22,767	23,615	108,358	117,661	-	-	1,559,234	1,716,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DCAPS		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342,974	608,923	(3,693)	3,143	(561)	(341)	1,033	1,915
Realized gain (loss) on investments	85,675	(1,187,204)	(16,797)	(23,319)	9,281	(64,814)	(9,243)	(59,593)
Change in unrealized gain (loss) on investments	4,286,498	7,903,281	123,769	216,900	(17,463)	93,355	(12,247)	59,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,715,147	7,325,000	103,279	196,724	(8,743)	28,200	(20,457)	1,347

Equity transactions:
Purchase payments received from contract owners (note 3)	1,166,023	1,044,411	11,181	23,451	1,527	1,538	-	52
Transfers between funds	8,106,920	2,389,306	59,391	2,186	(4,078)	(48,228)	-	-
Redemptions (note 3)	(10,539,930)	(8,524,120)	(422,935)	(365,825)	(35,309)	(46,431)	(13,843)	(141,182)
Annuity benefits	(49,836)	(47,863)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,333)	(1,421)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,194)	(14,917)	(140)	(442)	(15)	-	-	(16)
Adjustments to maintain reserves	(1,032)	2,790	(91)	33	(22)	(33)	(6)	101

Net equity transactions	(1,332,382)	(5,151,814)	(352,594)	(340,596)	(37,897)	(93,154)	(13,849)	(141,045)

Net change in contract owners’ equity	3,382,765	2,173,186	(249,315)	(143,872)	(46,640)	(64,954)	(34,306)	(139,698)
Contract owners’ equity beginning of period	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759	117,319	257,017

Contract owners’ equity end of period	$63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

CHANGES IN UNITS:
Beginning units	3,905,064	4,306,442	139,376	170,902	8,165	17,873	7,345	16,864
Units purchased	955,974	559,236	24,296	5,043	3,109	1,894	-	3
Units redeemed	(1,038,406)	(960,614)	(52,668)	(36,569)	(6,500)	(11,602)	(893)	(9,522)

Ending units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCA2S		FHIBS		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,839)	(7,571)	164,554	211,859	5,358,032	5,949,717	172,771	205,478
Realized gain (loss) on investments	17,114	39,295	3,592	(185,299)	(374,374)	(1,515,432)	47,082	(57,150)
Change in unrealized gain (loss) on investments	(48,939)	23,346	(88,808)	314,327	(3,322,361)	6,203,379	(197,055)	257,906
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,664)	55,070	79,338	340,887	1,661,297	10,637,664	22,798	406,234

Equity transactions:
Purchase payments received from contract owners (note 3)	675	776	6,333	21,309	1,238,389	1,859,344	3,834	42,563
Transfers between funds	(5,072)	157,657	174,040	149,801	(2,740,212)	(665,029)	170,113	331,812
Redemptions (note 3)	(66,878)	(171,031)	(586,768)	(1,536,207)	(23,850,354)	(30,503,747)	(1,442,566)	(1,661,455)
Annuity benefits	-	-	(197)	(188)	(75,309)	(84,186)	(707)	(711)
Contract maintenance charges (note 2)	-	-	-	-	(1,559)	(1,744)	-	-
Contingent deferred sales charges (note 2)	-	(123)	(709)	(642)	(21,429)	(44,706)	(307)	(729)
Adjustments to maintain reserves	(9)	(19)	(93)	(10)	(668)	(1,032)	31	36

Net equity transactions	(71,284)	(12,740)	(407,394)	(1,365,937)	(25,451,142)	(29,441,100)	(1,269,602)	(1,288,484)

Net change in contract owners’ equity	(110,948)	42,330	(328,056)	(1,025,050)	(23,789,845)	(18,803,436)	(1,246,804)	(882,250)
Contract owners’ equity beginning of period	607,510	565,180	2,571,111	3,596,161	137,086,113	155,889,549	5,793,423	6,675,673

Contract owners’ equity end of period	$496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

CHANGES IN UNITS:
Beginning units	56,848	58,283	154,353	242,434	8,254,166	10,095,439	439,803	538,177
Units purchased	217	20,823	19,131	25,470	434,428	1,229,240	22,351	63,893
Units redeemed	(6,966)	(22,258)	(42,267)	(113,551)	(1,942,042)	(3,070,513)	(116,334)	(162,267)

Ending units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FVSS2		FCS		FNRS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(175,566)	(10,661)	(17,794)	(28,580)	(3,557,943)	(107,199)	(186,296)
Realized gain (loss) on investments	-	(2,399,028)	(74,130)	(222,251)	(48,752)	(67,722,185)	149,367	(4,634,838)
Change in unrealized gain (loss) on investments	-	3,800,265	(4,746)	466,766	(345,175)	118,538,242	(2,095,750)	8,440,692
Reinvested capital gains	-	4	-	-	-	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,225,675	(89,537)	226,721	(422,507)	47,263,688	(2,053,582)	3,619,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	291,114	7,326	75,562	1,490,643	6,419,426	892,351	814,630
Transfers between funds	-	(10,375,269)	(71,052)	(113,277)	(112,961)	(377,376,752)	706,885	655,691
Redemptions (note 3)	-	(2,694,188)	(153,561)	(321,579)	(3,123,499)	(55,450,687)	(4,080,751)	(4,214,833)
Annuity benefits	-	(6,118)	-	-	5	(224,360)	(18,867)	(13,592)
Contract maintenance charges (note 2)	-	-	-	-	(18)	(11,048)	(1,034)	(1,035)
Contingent deferred sales charges (note 2)	-	(2,312)	(23)	(369)	(15,503)	(96,170)	(7,273)	(9,060)
Adjustments to maintain reserves	-	(9,030)	(65)	46	3,634	794	(1,639)	5,112

Net equity transactions	-	(12,795,802)	(217,375)	(359,617)	(1,757,699)	(426,738,797)	(2,510,328)	(2,763,087)

Net change in contract owners’ equity	-	(11,570,127)	(306,912)	(132,896)	(2,180,206)	(379,475,109)	(4,563,910)	856,471
Contract owners’ equity beginning of period	-	11,570,127	1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410

Contract owners’ equity end of period	$-	-	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881

CHANGES IN UNITS:
Beginning units	-	871,508	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823
Units purchased	-	45,160	2,384	10,945	34,215	1,403,770	1,124,827	1,012,466
Units redeemed	-	(916,668)	(17,749)	(41,489)	(116,575)	(22,156,948)	(1,415,809)	(1,341,225)

Ending units	-	-	61,512	76,877	545,334	627,694	2,263,082	2,554,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEIS		FEI2		FF10S		FF10S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,746,479	1,336,156	14,618	(22,950)	102,254	83,915	(191)	(17)
Realized gain (loss) on investments	(10,102,212)	(13,265,659)	(480,890)	(577,910)	(1,073)	(334,601)	482	(1,204)
Change in unrealized gain (loss) on investments	7,362,541	44,718,030	435,445	1,397,027	(329,188)	1,076,956	(1,912)	6,728
Reinvested capital gains	-	-	-	-	53,279	164,953	298	1,215

Net increase (decrease) in contract owners’ equity resulting from operations	6,808	32,788,527	(30,827)	796,167	(174,728)	991,223	(1,323)	6,722

Equity transactions:
Purchase payments received from contract owners (note 3)	3,068,096	3,833,709	9,148	89,382	94,913	282,750	-	43,594
Transfers between funds	(6,559,943)	(12,455,202)	(234,502)	(47,076)	2,595,734	1,598,798	-	-
Redemptions (note 3)	(39,639,507)	(43,988,595)	(1,422,519)	(1,669,047)	(1,575,444)	(1,767,128)	(2,836)	(3,997)
Annuity benefits	(158,222)	(148,728)	-	-	(8,393)	(7,933)	(5,798)	(6,173)
Contract maintenance charges (note 2)	(4,244)	(4,753)	-	-	(109)	(85)	-	(2)
Contingent deferred sales charges (note 2)	(43,717)	(52,257)	(1,330)	(589)	(2,753)	(844)	-	-
Adjustments to maintain reserves	779	16,293	42	150	(180)	1,532	-	6

Net equity transactions	(43,336,758)	(52,799,533)	(1,649,161)	(1,627,180)	1,103,768	107,090	(8,634)	33,427

Net change in contract owners’ equity	(43,329,950)	(20,011,006)	(1,679,988)	(831,013)	929,040	1,098,313	(9,957)	40,149
Contract owners’ equity beginning of period	259,168,211	279,179,217	6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849

Contract owners’ equity end of period	$215,838,261	259,168,211	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998

CHANGES IN UNITS:
Beginning units	17,468,381	21,467,817	604,329	766,428	819,834	805,897	5,528	2,327
Units purchased	776,189	1,142,619	14,050	32,815	328,846	323,133	19	4,117
Units redeemed	(3,663,956)	(5,142,055)	(158,974)	(194,914)	(232,805)	(309,196)	(724)	(916)

Ending units	14,580,614	17,468,381	459,405	604,329	915,875	819,834	4,823	5,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF20S		FF20S2		FF30S		FF30S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,646	85,627	(74)	108	64,930	50,648	1,299	656
Realized gain (loss) on investments	(77,005)	(265,707)	(1,340)	(3,640)	163,154	(331,622)	(36,619)	(22,435)
Change in unrealized gain (loss) on investments	(239,459)	1,057,117	(3,449)	19,341	(530,600)	768,262	22,152	64,392
Reinvested capital gains	31,484	59,649	518	1,174	18,769	32,443	944	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	(208,334)	936,686	(4,345)	16,983	(283,747)	519,731	(12,224)	45,240

Equity transactions:
Purchase payments received from contract owners (note 3)	308,712	576,927	-	-	164,435	256,562	-	-
Transfers between funds	926,685	1,850,106	-	-	2,380,020	1,538,730	6,046	-
Redemptions (note 3)	(1,246,588)	(1,332,398)	(6,068)	(3,418)	(1,136,635)	(542,867)	(19,316)	(16,891)
Annuity benefits	(7,730)	(7,203)	(8,477)	(7,979)	-	-	(26,389)	(24,763)
Contract maintenance charges (note 2)	(971)	(906)	16	(2)	(1,555)	(1,643)	-	(7)
Contingent deferred sales charges (note 2)	(8,254)	(4,774)	-	-	(5,346)	(3,972)	-	-
Adjustments to maintain reserves	(529)	1,046	(2)	10	(133)	(258)	(4)	60

Net equity transactions	(28,675)	1,082,797	(14,531)	(11,389)	1,400,786	1,246,553	(39,663)	(41,601)

Net change in contract owners’ equity	(237,009)	2,019,483	(18,876)	5,594	1,117,039	1,766,284	(51,887)	3,639
Contract owners’ equity beginning of period	8,470,926	6,451,443	153,663	148,069	5,078,635	3,312,351	363,175	359,536

Contract owners’ equity end of period	$8,233,917	8,470,926	134,787	153,663	6,195,674	5,078,635	311,288	363,175

CHANGES IN UNITS:
Beginning units	767,233	660,383	12,701	13,725	478,176	357,399	29,732	33,564
Units purchased	176,359	290,687	80	74	337,220	224,627	18,507	129
Units redeemed	(180,416)	(183,837)	(1,284)	(1,098)	(209,405)	(103,850)	(21,569)	(3,961)

Ending units	763,176	767,233	11,497	12,701	605,991	478,176	26,670	29,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGOS		FGS		FG2		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,455)	(224,637)	(1,479,552)	(1,531,273)	(44,928)	(48,607)	2,673,799	3,685,777
Realized gain (loss) on investments	(15,374)	4,288,142	11,048,936	8,031,789	110,329	79,074	(1,629,820)	(2,488,184)
Change in unrealized gain (loss) on investments	31,851	603,836	(11,192,664)	27,213,484	(108,371)	482,723	522,628	5,975,252
Reinvested capital gains	-	-	600,523	554,337	9,111	8,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,022	4,667,341	(1,022,757)	34,268,337	(33,859)	522,047	1,566,607	7,172,845

Equity transactions:
Purchase payments received from contract owners (note 3)	54,183	349,664	3,664,485	3,438,081	17,132	25,625	208,033	208,455
Transfers between funds	67,496	(24,597,702)	(241,583)	(2,750,486)	36,903	(29,643)	(2,018,443)	(2,569,392)
Redemptions (note 3)	(207,032)	(3,221,134)	(27,823,174)	(25,745,466)	(501,473)	(664,152)	(10,603,795)	(11,567,067)
Annuity benefits	-	(761)	(91,879)	(78,062)	-	-	(15,182)	(24,901)
Contract maintenance charges (note 2)	-	(346)	(7,435)	(7,918)	-	-	(630)	(757)
Contingent deferred sales charges (note 2)	(1,138)	(4,433)	(36,628)	(40,192)	(481)	(286)	(7,803)	(10,882)
Adjustments to maintain reserves	344	2,367	(662)	9,693	(37)	110	(244)	506

Net equity transactions	(86,147)	(27,472,345)	(24,536,876)	(25,174,349)	(447,956)	(668,346)	(12,438,064)	(13,964,039)

Net change in contract owners’ equity	(77,125)	(22,805,004)	(25,559,633)	9,093,988	(481,815)	(146,299)	(10,871,457)	(6,791,194)
Contract owners’ equity beginning of period	727,853	23,532,857	180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174

Contract owners’ equity end of period	$650,728	727,853	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980

CHANGES IN UNITS:
Beginning units	73,468	2,823,689	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281
Units purchased	8,176	156,537	1,397,865	1,060,782	9,507	10,202	21,961	178,927
Units redeemed	(16,485)	(2,906,758)	(3,131,216)	(3,289,012)	(51,471)	(85,264)	(936,093)	(1,311,037)

Ending units	65,159	73,468	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FHISR		FIGBS		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,565,022	4,211,478	1,273,942	1,710,135	(457,384)	(351,186)	(137,225)	(154,580)
Realized gain (loss) on investments	3,075,554	7,385,023	858,832	1,262,221	656,225	(2,007,535)	(41,461)	(435,506)
Change in unrealized gain (loss) on investments	(4,607,318)	(5,627,418)	(86,490)	1,384,792	(5,614,047)	12,405,724	(731,892)	2,606,641
Reinvested capital gains	-	-	1,819,183	823,517	71,098	138,430	11,506	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	2,033,258	5,969,083	3,865,467	5,180,665	(5,344,108)	10,185,433	(899,072)	2,045,521

Equity transactions:
Purchase payments received from contract owners (note 3)	875,536	1,153,873	858,884	1,750,474	870,715	1,153,140	31,338	297,673
Transfers between funds	(892,666)	21,877,472	(2,213,864)	3,705,855	(3,823,575)	11,513,647	(217,936)	(42,209)
Redemptions (note 3)	(6,873,996)	(8,455,627)	(12,309,626)	(15,779,296)	(7,442,249)	(6,724,718)	(1,847,496)	(2,198,100)
Annuity benefits	-	-	(131,692)	(149,732)	(386)	(347)	(97,858)	(91,762)
Contract maintenance charges (note 2)	(287)	(282)	(1,736)	(2,076)	(1,180)	(1,150)	-	35
Contingent deferred sales charges (note 2)	(5,596)	(6,848)	(13,557)	(26,456)	(9,364)	(11,712)	(1,195)	(1,535)
Adjustments to maintain reserves	(381)	(754)	(567)	(598)	880	(287)	341	2,699

Net equity transactions	(6,897,390)	14,567,834	(13,812,158)	(10,501,829)	(10,405,159)	5,928,573	(2,132,806)	(2,033,199)

Net change in contract owners’ equity	(4,864,132)	20,536,917	(9,946,691)	(5,321,164)	(15,749,267)	16,114,006	(3,031,878)	12,322
Contract owners’ equity beginning of period	64,197,429	43,660,512	74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268

Contract owners’ equity end of period	$59,333,297	64,197,429	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590

CHANGES IN UNITS:
Beginning units	5,516,431	4,212,440	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361
Units purchased	4,144,213	4,877,236	1,077,648	1,991,982	926,720	2,118,829	13,332	37,046
Units redeemed	(4,700,786)	(3,573,245)	(2,103,430)	(2,790,198)	(1,834,244)	(1,585,870)	(108,022)	(148,151)

Ending units	4,959,858	5,516,431	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FOS		FO2R		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,194	36,932	(25,764)	(34,718)	19,945	30,633	(41,324)	(117,823)
Realized gain (loss) on investments	523,375	225,391	(361,741)	(334,369)	(2,960,978)	(3,433,701)	1,602,103	683,837
Change in unrealized gain (loss) on investments	(3,930,486)	1,925,014	(279,748)	691,385	(2,890,730)	6,910,124	(2,764,699)	2,514,617
Reinvested capital gains	37,957	38,823	7,343	7,606	65,120	65,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,344,960)	2,226,160	(659,910)	329,904	(5,766,643)	3,572,521	(1,203,920)	3,080,631

Equity transactions:
Purchase payments received from contract owners (note 3)	73,690	53,916	16,164	57,470	853,253	520,502	238,526	308,892
Transfers between funds	(951,589)	(1,045,082)	(7,211)	(240,008)	(1,528,878)	(2,770,449)	(1,742,283)	(1,358,390)
Redemptions (note 3)	(2,873,589)	(2,968,356)	(835,935)	(1,280,028)	(5,438,703)	(7,117,613)	(2,230,665)	(2,526,337)
Annuity benefits	(8,133)	(10,203)	(162)	(157)	(50,525)	(53,675)	(13,387)	(12,529)
Contract maintenance charges (note 2)	(111)	(136)	-	-	(1,014)	(1,086)	(454)	(604)
Contingent deferred sales charges (note 2)	(1,512)	(2,113)	(741)	(438)	(9,012)	(20,081)	(3,605)	(5,800)
Adjustments to maintain reserves	125	4	(4)	763	(346)	3,531	(274)	2,589

Net equity transactions	(3,761,119)	(3,971,970)	(827,889)	(1,462,398)	(6,175,225)	(9,438,871)	(3,752,142)	(3,592,178)

Net change in contract owners’ equity	(7,106,079)	(1,745,810)	(1,487,799)	(1,132,494)	(11,941,868)	(5,866,350)	(4,956,062)	(511,547)
Contract owners’ equity beginning of period	21,639,639	23,385,449	4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975

Contract owners’ equity end of period	$14,533,560	21,639,639	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428

CHANGES IN UNITS:
Beginning units	1,404,565	1,697,629	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090
Units purchased	3,099	1,497	12,655	25,360	221,064	271,737	81,308	428,834
Units redeemed	(254,189)	(294,561)	(73,013)	(147,385)	(643,695)	(979,173)	(332,818)	(730,543)

Ending units	1,153,475	1,404,565	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,460,546	2,715,300	(56)	751	(70,881)	(55,367)	(20,240)	28,102
Realized gain (loss) on investments	(1,751,601)	(3,344,936)	6,211	(4,387)	4,960,357	(18,937)	1,797,198	1,281,542
Change in unrealized gain (loss) on investments	(104,092)	6,055,740	22,538	115,813	(5,857,628)	4,240,044	(3,748,153)	588,045
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	604,853	5,426,104	28,693	112,177	(968,152)	4,165,740	(1,971,195)	1,897,689

Equity transactions:
Purchase payments received from contract owners (note 3)	793,142	1,819,993	(980)	(60)	504,630	558,294	147,869	150,962
Transfers between funds	3,033,534	3,897,858	85,888	5,449	(5,235,706)	4,768,363	(2,935,069)	(37,098)
Redemptions (note 3)	(7,569,567)	(8,221,679)	(15,276)	(36,813)	(3,211,677)	(3,556,314)	(1,956,437)	(1,827,580)
Annuity benefits	(78,023)	(82,129)	(58,880)	(54,539)	(34,520)	(37,519)	(20,908)	(21,510)
Contract maintenance charges (note 2)	(572)	(488)	-	3	(547)	(661)	(280)	(279)
Contingent deferred sales charges (note 2)	(5,407)	(4,392)	(89)	(982)	(3,471)	(6,325)	(1,873)	(5,148)
Adjustments to maintain reserves	(112)	1,681	(14)	(52)	(265)	594	(338)	1,444

Net equity transactions	(3,827,005)	(2,589,156)	10,649	(86,993)	(7,981,556)	1,726,432	(4,767,036)	(1,739,209)

Net change in contract owners’ equity	(3,222,152)	2,836,948	39,342	25,184	(8,949,708)	5,892,172	(6,738,231)	158,480
Contract owners’ equity beginning of period	52,958,911	50,121,963	678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670

Contract owners’ equity end of period	$49,736,759	52,958,911	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150

CHANGES IN UNITS:
Beginning units	4,370,430	4,609,866	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742
Units purchased	1,047,141	1,579,475	7,298	1,751	1,374,758	1,522,698	360,108	797,722
Units redeemed	(1,349,771)	(1,818,911)	(6,782)	(9,708)	(2,131,167)	(1,386,523)	(766,339)	(955,766)

Ending units	4,067,800	4,370,430	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF2		TIF3		FTVGI3		FTVFA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$123	169	50,515	30,003	2,643,973	112,199	(48,098)	41,065
Realized gain (loss) on investments	477	(24)	1,114,352	(723,139)	894,787	886,022	288,294	290,145
Change in unrealized gain (loss) on investments	(3,827)	1,658	(2,144,565)	1,051,148	(5,221,208)	5,253,681	(405,392)	3,710
Reinvested capital gains	-	-	-	-	386,748	130,740	-	339

Net increase (decrease) in contract owners’ equity resulting from operations	(3,227)	1,803	(979,698)	358,012	(1,295,700)	6,382,642	(165,196)	335,259

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	94,806	175,938	1,079,282	1,252,600	170,692	413,779
Transfers between funds	-	-	286,454	(1,691,337)	4,271,807	10,184,285	225,531	1,068,021
Redemptions (note 3)	367	261	(937,673)	(1,149,240)	(7,877,165)	(8,330,018)	(567,544)	(705,162)
Annuity benefits	(3,029)	(2,637)	(22,430)	(23,011)	(22,540)	(21,617)	(2,319)	(2,132)
Contract maintenance charges (note 2)	-	2	(152)	(172)	(589)	(609)	(73)	(29)
Contingent deferred sales charges (note 2)	-	-	(1,203)	(635)	(8,129)	(5,547)	(674)	(266)
Adjustments to maintain reserves	(7)	9	(209)	658	3,646	(752)	(188)	134

Net equity transactions	(2,669)	(2,365)	(580,407)	(2,687,799)	(2,553,688)	3,078,341	(174,575)	774,346

Net change in contract owners’ equity	(5,896)	(562)	(1,560,105)	(2,329,787)	(3,849,388)	9,460,983	(339,771)	1,109,605
Contract owners’ equity beginning of period	30,887	31,449	8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028

Contract owners’ equity end of period	$24,991	30,887	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633

CHANGES IN UNITS:
Beginning units	1,946	2,121	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225
Units purchased	29	25	340,412	233,083	1,082,426	1,513,557	221,688	262,187
Units redeemed	(191)	(200)	(393,276)	(517,551)	(1,248,627)	(1,318,016)	(246,851)	(176,268)

Ending units	1,784	1,946	745,150	798,014	3,466,837	3,633,038	452,981	478,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTB		AMGP		AMINS		AMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$648,523	1,265,874	(2,494)	(3,592)	-	-	(6,052)	(6,543)
Realized gain (loss) on investments	(59,754)	(1,520,958)	2,362	31,150	-	90	92,063	(20,163)
Change in unrealized gain (loss) on investments	(794,698)	1,473,189	(8,882)	17,173	-	(155)	(89,534)	123,210
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,929)	1,218,105	(9,014)	44,731	-	(65)	(3,523)	96,504

Equity transactions:
Purchase payments received from contract owners (note 3)	227,236	487,181	868	29	-	6	53,625	27,317
Transfers between funds	(2,217,601)	5,874,730	(2,837)	(34,684)	-	(665)	(49,127)	(7,233)
Redemptions (note 3)	(5,288,911)	(6,715,242)	(4,082)	(93,258)	-	-	(155,032)	(40,119)
Annuity benefits	(40,276)	(42,135)	-	-	-	729	(5,896)	(5,472)
Contract maintenance charges (note 2)	(597)	(705)	(17)	(34)	-	-	(39)	(39)
Contingent deferred sales charges (note 2)	(17,159)	(13,088)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,642)	(1,079)	(6)	(33)	-	(5)	158	(845)

Net equity transactions	(7,338,950)	(410,339)	(6,074)	(127,979)	-	65	(156,311)	(26,392)

Net change in contract owners’ equity	(7,544,879)	807,766	(15,088)	(83,248)	-	-	(159,834)	70,112
Contract owners’ equity beginning of period	30,351,962	29,544,196	199,571	282,819	-	-	450,175	380,063

Contract owners’ equity end of period	$22,807,083	30,351,962	184,483	199,571	-	-	290,341	450,175

CHANGES IN UNITS:
Beginning units	2,809,299	2,844,136	16,109	24,926	-	-	25,562	27,121
Units purchased	282,604	1,617,972	87	1,086	-	14	5,783	4,636
Units redeemed	(978,505)	(1,652,809)	(494)	(9,903)	-	(14)	(14,213)	(6,195)

Ending units	2,113,398	2,809,299	15,702	16,109	-	-	17,132	25,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTP		AMRS		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(973)	(3,907)	(31)	(38)	(25,400)	(18,315)	(76,036)	(49,425)
Realized gain (loss) on investments	3,160	23,859	331	180	285,891	115,209	669,607	(921,657)
Change in unrealized gain (loss) on investments	(9,978)	482	(547)	703	(368,121)	84,375	(1,023,629)	1,817,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,791)	20,434	(247)	845	(107,630)	181,269	(430,058)	846,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,587)	916	-	-	36,108	6,555	87,260	67,214
Transfers between funds	(598)	(445,039)	-	-	(119,243)	304,995	28,762	6,175,326
Redemptions (note 3)	(5,836)	(22,382)	-	-	(269,497)	(259,474)	(1,175,821)	(890,578)
Annuity benefits	-	(628)	(1,054)	(966)	(2,961)	(3,070)	(3,888)	(6,213)
Contract maintenance charges (note 2)	(3)	(3)	-	-	(15)	(21)	(275)	(298)
Contingent deferred sales charges (note 2)	-	(47)	-	-	(259)	(21)	(1,055)	(1,245)
Adjustments to maintain reserves	(28)	(65)	(6)	20	(128)	(88)	(228)	270

Net equity transactions	(8,052)	(467,248)	(1,060)	(946)	(355,995)	48,877	(1,065,245)	5,344,477

Net change in contract owners’ equity	(15,843)	(446,814)	(1,307)	(101)	(463,625)	230,146	(1,495,303)	6,191,144
Contract owners’ equity beginning of period	62,147	508,961	4,090	4,191	1,742,532	1,512,386	9,765,191	3,574,047

Contract owners’ equity end of period	$46,304	62,147	2,783	4,090	1,278,907	1,742,532	8,269,888	9,765,191

CHANGES IN UNITS:
Beginning units	4,601	49,029	331	422	185,434	189,090	717,855	315,329
Units purchased	841	1,044	-	-	288,917	142,720	184,720	654,465
Units redeemed	(1,298)	(45,472)	(87)	(91)	(336,841)	(146,376)	(268,523)	(251,939)

Ending units	4,144	4,601	244	331	137,510	185,434	634,052	717,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(52,118)	(22,980)	(1,154,550)	139,692	305,790	117,213	229,606
Realized gain (loss) on investments	-	499,905	66,277	32,859,974	1,000,530	440,510	6,398,466	5,468,830
Change in unrealized gain (loss) on investments	-	(297,601)	(102,915)	(23,460,400)	(8,792,391)	12,003,076	(11,277,489)	3,094,202
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	150,186	(59,618)	8,245,024	(7,652,169)	12,749,376	(4,761,810)	8,792,638

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,833	575,543	2,395,647	1,883,559	2,125,182	150,105	173,836
Transfers between funds	-	(3,105,014)	(274,614)	(133,774,936)	(1,914,888)	(5,148,751)	(3,844,543)	(4,261,584)
Redemptions (note 3)	-	(649,855)	(793,868)	(19,332,815)	(15,773,275)	(17,133,020)	(10,894,228)	(10,606,781)
Annuity benefits	-	(451)	(5,360)	(92,751)	(49,979)	(54,381)	(42,704)	(42,864)
Contract maintenance charges (note 2)	-	-	-	(4,633)	(3,087)	(3,361)	(614)	(664)
Contingent deferred sales charges (note 2)	-	(235)	(4,531)	(30,003)	(27,692)	(35,703)	(7,781)	(9,831)
Adjustments to maintain reserves	-	(1,419)	(1,016)	(21,191)	(716)	4,322	(694)	(2,671)

Net equity transactions	-	(3,705,141)	(503,846)	(150,860,681)	(15,886,078)	(20,245,712)	(14,640,459)	(14,750,558)

Net change in contract owners’ equity	-	(3,554,955)	(563,464)	(142,615,657)	(23,538,247)	(7,496,336)	(19,402,269)	(5,957,920)
Contract owners’ equity beginning of period	-	3,554,955	3,391,731	146,007,388	96,376,606	103,872,942	65,706,594	71,664,514

Contract owners’ equity end of period	$-	-	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

CHANGES IN UNITS:
Beginning units	-	366,282	209,242	10,161,530	4,418,360	5,462,572	4,726,587	5,899,391
Units purchased	-	19,501	10,582	470,356	371,883	512,611	18,317	61,868
Units redeemed	-	(385,783)	(41,559)	(10,422,644)	(1,107,339)	(1,556,823)	(1,078,026)	(1,234,672)

Ending units	-	-	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGSS		OVHI3		OVHI		OVHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,657)	(15,026)	227,203	104,424	10,021	6,307	1,947	1,223
Realized gain (loss) on investments	332,840	354,292	52,966	312,340	(188,774)	(45,261)	(12,083)	(9,833)
Change in unrealized gain (loss) on investments	(504,231)	(1,021)	(276,243)	(141,364)	177,894	54,934	9,270	11,763
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(186,048)	338,245	3,926	275,400	(859)	15,980	(866)	3,153

Equity transactions:
Purchase payments received from contract owners (note 3)	87	-	19,578	93,843	-	-	-	-
Transfers between funds	(46,663)	(110,944)	(1,566,303)	572,597	(43,383)	(1,318)	-	0
Redemptions (note 3)	(662,295)	(754,616)	(333,477)	(267,416)	(16,801)	(12,159)	(657)	(446)
Annuity benefits	(3,216)	(2,968)	-	-	-	-	(2,300)	(2,166)
Contract maintenance charges (note 2)	-	-	(16)	(16)	(8)	(9)	-	-
Contingent deferred sales charges (note 2)	(235)	(60)	(104)	(185)	(2)	33	(6)	-
Adjustments to maintain reserves	(60)	112	(112)	(118)	(38)	(49)	2	(2)

Net equity transactions	(712,382)	(868,476)	(1,880,434)	398,705	(60,232)	(13,502)	(2,961)	(2,613)

Net change in contract owners’ equity	(898,430)	(530,231)	(1,876,508)	674,105	(61,091)	2,478	(3,827)	540
Contract owners’ equity beginning of period	2,660,275	3,190,506	2,832,621	2,158,516	126,029	123,551	26,420	25,880

Contract owners’ equity end of period	$1,761,845	2,660,275	956,113	2,832,621	64,938	126,029	22,593	26,420

CHANGES IN UNITS:
Beginning units	171,295	234,040	995,159	859,349	40,971	45,401	7,510	8,314
Units purchased	-	1,716	324,374	953,478	-	4,917	102	64
Units redeemed	(45,770)	(64,461)	(971,994)	(817,668)	(19,111)	(9,347)	(938)	(868)

Ending units	125,525	171,295	347,539	995,159	21,860	40,971	6,674	7,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGI		OVGIS		OVSC		OVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(240,341)	26,551	(31,706)	(24,849)	(42,798)	(45,769)	(1,532)	(1,521)
Realized gain (loss) on investments	4,046,357	3,993,309	64,628	58,379	349,445	2,136,446	1,408	(827)
Change in unrealized gain (loss) on investments	(5,003,334)	11,592,779	(88,797)	353,557	(358,156)	(370,019)	(8,289)	38,173
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,197,318)	15,612,639	(55,875)	387,087	(51,509)	1,720,658	(8,413)	35,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,577,509	1,807,694	14,919	37,950	111,587	199,570	(4)	1,648
Transfers between funds	(2,715,096)	(5,934,585)	(12,218)	(51,649)	3,834,104	(260,831)	(18,990)	-
Redemptions (note 3)	(19,523,944)	(19,124,057)	(475,440)	(555,972)	(1,525,185)	(1,193,145)	(4,276)	(5,506)
Annuity benefits	(58,705)	(61,771)	-	-	(114)	(100)	(9,483)	(9,194)
Contract maintenance charges (note 2)	(2,050)	(2,966)	-	-	(187)	(207)	-	(3)
Contingent deferred sales charges (note 2)	(19,134)	(29,288)	(394)	(227)	(1,794)	(2,739)	-	-
Adjustments to maintain reserves	242	2,812	(66)	2	193	214	(5)	14

Net equity transactions	(20,741,178)	(23,342,161)	(473,199)	(569,897)	2,418,604	(1,257,238)	(32,758)	(13,042)

Net change in contract owners’ equity	(21,938,496)	(7,729,522)	(529,074)	(182,810)	2,367,095	463,420	(41,171)	22,783
Contract owners’ equity beginning of period	116,498,594	124,228,116	3,062,481	3,245,291	9,285,280	8,821,860	197,565	174,782

Contract owners’ equity end of period	$94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280	156,394	197,565

CHANGES IN UNITS:
Beginning units	8,884,716	10,897,405	277,137	334,673	930,790	1,073,093	13,564	14,582
Units purchased	2,425,784	3,005,173	6,725	5,924	1,497,941	2,532,907	86	208
Units redeemed	(4,016,205)	(5,017,862)	(49,863)	(63,460)	(1,224,274)	(2,675,210)	(2,512)	(1,226)

Ending units	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790	11,138	13,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVAG		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(707,355)	(632,528)	41,203	287,237	72,004	10,380	161,065	114,429
Realized gain (loss) on investments	4,291,259	538,121	11,058	29,557	401,419	38,029	194,329	(1,151)
Change in unrealized gain (loss) on investments	(3,242,085)	13,595,269	(149,435)	226,229	81,270	347,535	(478,868)	819,202
Reinvested capital gains	-	-	50,347	-	32,411	61,485	-	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	341,819	13,500,862	(46,827)	543,023	587,104	457,429	(123,474)	1,044,137

Equity transactions:
Purchase payments received from contract owners (note 3)	1,489,040	1,671,468	17,455	76,576	148,602	106,465	615,728	1,135,801
Transfers between funds	(3,423,126)	1,287,847	161,468	298,850	4,196,871	3,240,563	12,740,108	18,926,314
Redemptions (note 3)	(10,501,293)	(9,048,745)	(954,524)	(987,151)	(2,051,634)	(569,757)	(8,438,806)	(5,728,438)
Annuity benefits	(5,864)	(4,911)	-	-	-	-	(20,226)	(20,238)
Contract maintenance charges (note 2)	(4,003)	(4,089)	-	-	(58)	(33)	(329)	(389)
Contingent deferred sales charges (note 2)	(21,694)	(22,316)	(476)	(1,631)	(3,073)	(799)	(4,834)	(5,351)
Adjustments to maintain reserves	(393)	2,309	192	(118)	(1,666)	162	(687)	146

Net equity transactions	(12,467,333)	(6,118,437)	(775,885)	(613,475)	2,289,042	2,776,601	4,890,954	14,307,846

Net change in contract owners’ equity	(12,125,514)	7,382,425	(822,712)	(70,452)	2,876,146	3,234,030	4,767,480	15,351,983
Contract owners’ equity beginning of period	66,320,350	58,937,925	4,488,006	4,558,458	7,110,871	3,876,841	33,220,756	17,868,773

Contract owners’ equity end of period	$54,194,836	66,320,350	3,665,294	4,488,006	9,987,017	7,110,871	37,988,236	33,220,756

CHANGES IN UNITS:
Beginning units	5,038,472	5,642,712	284,422	325,335	602,956	356,059	2,894,543	1,622,430
Units purchased	694,544	642,533	35,990	58,730	663,991	552,224	2,288,543	3,177,618
Units redeemed	(1,633,375)	(1,246,773)	(85,089)	(99,643)	(476,707)	(305,327)	(1,881,820)	(1,905,505)

Ending units	4,099,641	5,038,472	235,323	284,422	790,240	602,956	3,301,266	2,894,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVRRA		PMVTRA		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,500	2,756	42,862	38,650	41,216	-	1	33
Realized gain (loss) on investments	65,244	8,924	62,923	52,023	(14,152)	-	(772)	(872)
Change in unrealized gain (loss) on investments	(23,714)	38,145	(79,007)	5,986	(115,089)	-	53	2,136
Reinvested capital gains	33,909	7,699	38,096	89,849	87,116	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,939	57,524	64,874	186,508	(909)	-	(718)	1,297

Equity transactions:
Purchase payments received from contract owners (note 3)	111,866	93,993	307,342	329,017	195,154	-	-	-
Transfers between funds	470,220	234,550	419,663	724,916	6,403,202	-	-	-
Redemptions (note 3)	(303,697)	(311,683)	(1,006,676)	(777,734)	(386,512)	-	(785)	(792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6)	-	-	-
Contingent deferred sales charges (note 2)	(1,049)	(2,051)	(2,138)	(2,231)	(102)	-	-	-
Adjustments to maintain reserves	(68)	82	1,055	207	(2,843)	-	(3)	2

Net equity transactions	277,272	14,891	(280,754)	274,175	6,208,893	-	(788)	(790)

Net change in contract owners’ equity	361,211	72,415	(215,880)	460,683	6,207,984	-	(1,506)	507
Contract owners’ equity beginning of period	855,103	782,688	2,920,948	2,460,265	-	-	11,629	11,122

Contract owners’ equity end of period	$1,216,314	855,103	2,705,068	2,920,948	6,207,984	-	10,123	11,629

CHANGES IN UNITS:
Beginning units	66,930	65,525	209,787	188,936	-	-	1,028	1,111
Units purchased	76,320	42,909	72,662	101,354	811,883	-	12	12
Units redeemed	(57,090)	(41,504)	(92,945)	(80,503)	(191,988)	-	(90)	(95)

Ending units	86,160	66,930	189,504	209,787	619,895	-	950	1,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVBV2		AVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,958)	(27,993)	(30,982)	(133,981)	(445)	(696)	(637)	(512)
Realized gain (loss) on investments	141,430	123,396	(44,788)	9,992	1,091	1,164	2,265	(425)
Change in unrealized gain (loss) on investments	(212,800)	136,702	(154,306)	1,107,419	(3,913)	3,029	(6,397)	13,429
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,328)	232,105	(230,076)	983,430	(3,267)	3,497	(4,769)	12,492

Equity transactions:
Purchase payments received from contract owners (note 3)	20,247	2,582	59,031	206,258	-	-	2,646	760
Transfers between funds	19,154	(160,807)	(288,118)	(294,245)	-	(800)	(779)	1,349
Redemptions (note 3)	(319,386)	(250,902)	(1,383,380)	(1,805,545)	(1,679)	(6,200)	(45,558)	(22,649)
Annuity benefits	-	-	(4,986)	(4,607)	(4,378)	(3,456)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(87)	(282)	(229)	(1,293)	(13)	(191)	-	(7)
Adjustments to maintain reserves	(58)	35	(54)	(229)	49	(353)	8	(44)

Net equity transactions	(280,130)	(409,374)	(1,617,736)	(1,899,662)	(6,021)	(11,001)	(43,683)	(20,592)

Net change in contract owners’ equity	(376,458)	(177,269)	(1,847,812)	(916,232)	(9,288)	(7,504)	(48,452)	(8,100)
Contract owners’ equity beginning of period	1,517,174	1,694,443	7,789,263	8,705,495	73,537	81,041	93,543	101,643

Contract owners’ equity end of period	$1,140,716	1,517,174	5,941,451	7,789,263	64,249	73,537	45,091	93,543

CHANGES IN UNITS:
Beginning units	138,423	181,324	647,015	821,709	7,408	8,622	9,360	11,670
Units purchased	8,655	2,734	9,092	35,296	-	-	283	353
Units redeemed	(33,943)	(45,635)	(143,575)	(209,990)	(623)	(1,214)	(4,744)	(2,663)

Ending units	113,135	138,423	512,532	647,015	6,785	7,408	4,899	9,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCA2		AVCD2		AVGI		AVCE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,456)	(12,101)	(20,614)	(17,716)	(2,743)	(2,022)	(8,966)	(10,444)
Realized gain (loss) on investments	57,235	47,087	165,846	189,048	45,669	849	35,631	(11,774)
Change in unrealized gain (loss) on investments	(148,759)	107,799	(342,968)	37,163	(42,945)	39,686	(39,212)	75,200
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,980)	142,785	(197,736)	208,495	(19)	38,513	(12,547)	52,982

Equity transactions:
Purchase payments received from contract owners (note 3)	12,095	31,183	4,350	28,033	19,040	109,460	67,698	16,674
Transfers between funds	115,924	(22,323)	432,615	(490,017)	(191,649)	(37,188)	3,350	(47,361)
Redemptions (note 3)	(161,106)	(191,957)	(248,559)	(386,621)	(167,782)	(120,463)	(220,680)	(319,586)
Annuity benefits	(7,517)	(6,936)	(6,690)	(6,122)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(19)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(196)	-	(183)	(625)	-	(15)	(61)	(238)
Adjustments to maintain reserves	(61)	714	14	1,921	(13)	53	(17)	(52)

Net equity transactions	(40,877)	(189,338)	181,510	(853,468)	(340,404)	(48,152)	(149,710)	(350,562)

Net change in contract owners’ equity	(149,857)	(46,553)	(16,226)	(644,973)	(340,423)	(9,639)	(162,257)	(297,580)
Contract owners’ equity beginning of period	1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

Contract owners’ equity end of period	$1,028,779	1,178,636	1,232,581	1,248,807	147,542	487,965	645,547	807,804

CHANGES IN UNITS:
Beginning units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102
Units purchased	22,031	17,968	160,531	96,985	7,558	9,398	10,811	8,857
Units redeemed	(24,542)	(39,530)	(146,145)	(195,002)	(33,709)	(12,793)	(25,029)	(44,701)

Ending units	123,477	125,988	125,245	110,859	11,470	37,621	63,040	77,258

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	IVKEI1		IVHS		IVRE		VYDS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,102)	-	(1,174)	(1,212)	7,869	13,388	(20,286)	(22,089)
Realized gain (loss) on investments	(2,353)	-	17,447	(11,304)	45,421	(62,711)	(81,482)	180,137
Change in unrealized gain (loss) on investments	(20,687)	-	(14,498)	15,412	(87,399)	101,454	(220,595)	310,482
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,142)	-	1,775	2,896	(34,109)	52,131	(322,363)	468,530

Equity transactions:
Purchase payments received from contract owners (note 3)	2,449	-	16,079	28,996	63,374	52,424	43,077	49,970
Transfers between funds	285,879	-	48,130	16,421	34,579	31,583	(185,887)	(383,725)
Redemptions (note 3)	(25,541)	-	(83,999)	(62,720)	(116,363)	(102,990)	(892,990)	(1,046,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(19)	(393)	(141)	(696)	(1,106)	(783)
Adjustments to maintain reserves	(13)	-	(61)	41	(8)	(8)	(91)	(65)

Net equity transactions	262,765	-	(19,870)	(17,655)	(18,559)	(19,687)	(1,036,997)	(1,381,479)

Net change in contract owners’ equity	238,623	-	(18,095)	(14,759)	(52,668)	32,444	(1,359,360)	(912,949)
Contract owners’ equity beginning of period	-	-	103,057	117,816	342,593	310,149	4,624,290	5,537,239

Contract owners’ equity end of period	$238,623	-	84,962	103,057	289,925	342,593	3,264,930	4,624,290

CHANGES IN UNITS:
Beginning units	-	-	9,435	11,235	34,474	36,267	383,725	510,692
Units purchased	28,896	-	5,607	1,785	26,330	9,825	5,326	23,425
Units redeemed	(2,790)	-	(7,472)	(3,585)	(29,240)	(11,618)	(94,864)	(150,392)

Ending units	26,106	-	7,570	9,435	31,564	34,474	294,187	383,725

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,586	7,549	(2,676)	(2,583)	(1,588)	(1,486)	(1,284)	(1,652)
Realized gain (loss) on investments	(23,929)	(70,350)	(1,727)	(14,258)	16,846	2,659	2,808	(2,742)
Change in unrealized gain (loss) on investments	(127,419)	290,591	(33,746)	46,699	(22,024)	26,575	(1,474)	17,338
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,762)	227,790	(38,149)	29,858	(6,766)	27,748	50	12,944

Equity transactions:
Purchase payments received from contract owners (note 3)	174,479	166,862	40,420	36,741	14,135	14,559	10,634	17,857
Transfers between funds	(132,571)	(2,697)	6,706	1,452	(404)	(610)	2,054	(32,292)
Redemptions (note 3)	(123,274)	(112,269)	(20,973)	(38,355)	(26,698)	(785)	(53,078)	(7,437)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(1,009)	(533)	(54)	(374)	(73)	(26)	(155)	(85)
Adjustments to maintain reserves	(202)	(28)	65	(61)	3	(10)	3	(8)

Net equity transactions	(82,577)	51,335	26,164	(597)	(13,037)	13,128	(40,557)	(21,981)

Net change in contract owners’ equity	(222,339)	279,125	(11,985)	29,261	(19,803)	40,876	(40,507)	(9,037)
Contract owners’ equity beginning of period	1,061,105	781,980	240,880	211,619	154,677	113,801	137,282	146,319

Contract owners’ equity end of period	$838,766	1,061,105	228,895	240,880	134,874	154,677	96,775	137,282

CHANGES IN UNITS:
Beginning units	83,270	78,868	23,376	23,481	16,355	14,777	12,170	14,169
Units purchased	12,510	22,653	4,746	6,035	2,604	6,690	816	2,629
Units redeemed	(20,023)	(18,251)	(1,444)	(6,140)	(3,885)	(5,112)	(4,365)	(4,628)

Ending units	75,757	83,270	26,678	23,376	15,074	16,355	8,621	12,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,582)	(9,950)	(4,066)	(4,435)	(11,376)	(9,968)	(24,841)	(23,908)
Realized gain (loss) on investments	116,231	18,283	53,502	66,256	90,788	5,208	67,984	444
Change in unrealized gain (loss) on investments	(134,605)	151,131	(49,023)	(10,447)	(147,371)	189,231	(245,990)	364,878
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,956)	159,464	413	51,374	(67,959)	184,471	(202,847)	341,414

Equity transactions:
Purchase payments received from contract owners (note 3)	99,619	91,165	65,670	50,961	107,205	105,550	331,775	290,559
Transfers between funds	276,327	549,224	89,233	37,597	125,388	309,906	11,961	71,370
Redemptions (note 3)	(627,642)	(446,168)	(162,548)	(161,161)	(337,262)	(200,770)	(625,053)	(311,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(705)	(1,286)	(314)	(770)	(1,639)	(634)	(2,891)	(1,621)
Adjustments to maintain reserves	257	(541)	126	(92)	(107)	(113)	158	(1,165)

Net equity transactions	(252,144)	192,394	(7,833)	(73,465)	(106,415)	213,940	(284,050)	47,388

Net change in contract owners’ equity	(280,100)	351,858	(7,420)	(22,091)	(174,374)	398,411	(486,897)	388,802
Contract owners’ equity beginning of period	1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

Contract owners’ equity end of period	$774,297	1,054,397	416,021	423,441	921,474	1,095,848	1,920,046	2,406,943

CHANGES IN UNITS:
Beginning units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377
Units purchased	25,647	59,308	15,387	20,494	31,752	43,250	37,571	33,756
Units redeemed	(47,772)	(36,428)	(15,588)	(26,349)	(40,691)	(24,028)	(61,857)	(29,234)

Ending units	76,596	98,721	29,110	29,311	73,734	82,673	165,613	189,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLX		SBLY		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,135)	(783)	(249)	(274)	-	(78,843)	-	21,926
Realized gain (loss) on investments	21,651	3,726	3,011	2,565	-	3,244,156	-	(47,503)
Change in unrealized gain (loss) on investments	(24,049)	15,725	(4,554)	417	-	(2,321,877)	-	1,873,491
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,533)	18,668	(1,792)	2,708	-	843,436	-	1,847,914

Equity transactions:
Purchase payments received from contract owners (note 3)	22,795	19,198	5,418	7,468	-	227,233	-	389,229
Transfers between funds	(9,890)	38,589	17,299	(14,454)	-	(7,474,070)	-	(15,504,141)
Redemptions (note 3)	(44,088)	(7,151)	(25,045)	(0)	-	(984,433)	-	(2,332,311)
Annuity benefits	-	-	-	-	-	(20,796)	-	(36,397)
Contract maintenance charges (note 2)	-	-	-	-	-	(129)	-	(259)
Contingent deferred sales charges (note 2)	(466)	(58)	(78)	(12)	-	(802)	-	(1,998)
Adjustments to maintain reserves	(48)	(13)	14	3	-	2,108	-	847

Net equity transactions	(31,697)	50,565	(2,392)	(6,995)	-	(8,250,889)	-	(17,485,030)

Net change in contract owners’ equity	(35,230)	69,233	(4,184)	(4,287)	-	(7,407,453)	-	(15,637,116)
Contract owners’ equity beginning of period	117,162	47,929	20,806	25,093	-	7,407,453	-	15,637,116

Contract owners’ equity end of period	$81,932	117,162	16,622	20,806	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,090	6,371	2,191	3,045	-	754,802	-	1,708,614
Units purchased	4,815	7,136	1,531	397	-	1,053,375	-	1,082,518
Units redeemed	(8,170)	(1,417)	(1,873)	(1,251)	-	(1,808,177)	-	(2,791,132)

Ending units	8,735	12,090	1,849	2,191	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(54,989)	(5,864)	8,027	(87,477)	2,639	(83,881)	47,550	(285,997)
Realized gain (loss) on investments	64,029	62,630	3,107,435	387,993	(1,014,141)	(2,416,423)	806,908	(1,883,245)
Change in unrealized gain (loss) on investments	(248,121)	104,225	(8,037,696)	3,864,473	(3,649,755)	6,681,269	(9,382,890)	11,882,217
Reinvested capital gains	-	-	-	-	-	-	586,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	(239,081)	160,991	(4,922,234)	4,164,989	(4,661,257)	4,180,965	(7,941,897)	9,712,975

Equity transactions:
Purchase payments received from contract owners (note 3)	225,094	82,390	222,576	365,602	138,170	135,515	1,239,969	884,300
Transfers between funds	7,469,835	1,227,095	(3,772,539)	(1,033,435)	(827,666)	(962,113)	(643,831)	5,310,955
Redemptions (note 3)	(1,008,126)	(106,732)	(2,331,614)	(3,082,063)	(2,284,405)	(2,599,299)	(6,465,332)	(4,168,525)
Annuity benefits	(226)	-	-	-	(183)	(5,804)	(4,812)	(4,055)
Contract maintenance charges (note 2)	(49)	-	(188)	(193)	(311)	(346)	(354)	(261)
Contingent deferred sales charges (note 2)	(641)	-	(3,774)	(2,061)	(2,278)	(1,960)	(5,469)	(4,079)
Adjustments to maintain reserves	(602)	(69)	(257)	(328)	(328)	573	(741)	3,372

Net equity transactions	6,685,285	1,202,684	(5,885,796)	(3,752,478)	(2,977,001)	(3,433,435)	(5,880,570)	2,021,708

Net change in contract owners’ equity	6,446,204	1,363,675	(10,808,030)	412,511	(7,638,258)	747,530	(13,822,467)	11,734,683
Contract owners’ equity beginning of period	1,363,675	-	23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202

Contract owners’ equity end of period	$7,809,879	1,363,675	12,704,561	23,512,591	12,003,434	19,641,692	34,169,418	47,991,885

CHANGES IN UNITS:
Beginning units	129,181	-	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117
Units purchased	1,047,393	219,493	135,518	366,202	7,547	17,348	509,268	515,458
Units redeemed	(502,386)	(90,312)	(352,594)	(558,087)	(113,111)	(148,511)	(698,042)	(467,618)

Ending units	674,188	129,181	606,157	823,233	475,910	581,474	1,173,183	1,361,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,117	(101,508)	(185,881)	(152,351)	217,898	472,069	1,585,366	3,179,437
Realized gain (loss) on investments	1,225,700	978,613	13,379,146	14,320,070	3,893,805	2,913,056	1,298,404	(364,042)
Change in unrealized gain (loss) on investments	(4,078,889)	2,899,851	(29,630,335)	2,019,798	(7,119,620)	4,008,209	2,383,158	2,688,985
Reinvested capital gains	201,990	-	-	-	4,250,371	810,129	673,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,625,082)	3,776,956	(16,437,070)	16,187,517	1,242,454	8,203,463	5,940,060	5,504,380

Equity transactions:
Purchase payments received from contract owners (note 3)	161,059	146,563	2,978,176	5,259,499	607,675	846,542	916,425	2,315,518
Transfers between funds	(550,324)	(328,594)	(3,020,228)	341,583	(531,318)	(345)	1,846,658	17,067,639
Redemptions (note 3)	(1,843,788)	(1,728,973)	(51,489,524)	(44,684,221)	(11,662,122)	(9,305,672)	(22,441,381)	(25,160,849)
Annuity benefits	(18,536)	(16,282)	(41,252)	(38,487)	(9,031)	(13,379)	(27,858)	(34,794)
Contract maintenance charges (note 2)	(67)	(85)	(366)	(231)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,180)	(1,413)	(54,892)	(8,872)	(8,222)	16,600	(14,693)	20,408
Adjustments to maintain reserves	(310)	758	(4,335)	10,410	(21)	(3,459)	114	(1,775)

Net equity transactions	(2,256,146)	(1,928,026)	(51,632,421)	(39,120,320)	(11,603,039)	(8,459,714)	(19,720,735)	(5,793,854)

Net change in contract owners’ equity	(4,881,228)	1,848,930	(68,069,491)	(22,932,803)	(10,360,585)	(256,251)	(13,780,675)	(289,474)
Contract owners’ equity beginning of period	16,889,827	15,040,897	246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563

Contract owners’ equity end of period	$12,008,599	16,889,827	177,937,025	246,006,516	47,028,529	57,389,114	96,675,414	110,456,089

CHANGES IN UNITS:
Beginning units	412,231	473,719	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501
Units purchased	8,773	6,599	1,095,334	2,069,798	329,507	500,692	983,896	2,482,295
Units redeemed	(66,348)	(68,087)	(3,321,175)	(3,925,100)	(1,132,530)	(1,167,667)	(2,300,620)	(2,885,113)

Ending units	354,656	412,231	8,197,211	10,423,052	3,231,584	4,034,607	6,157,959	7,474,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(921,509)	(179,051)	(11,932)	(254)	(126,950)	(95,352)	18,105	-
Realized gain (loss) on investments	9,932,852	2,035,709	125,797	(190,096)	(255,068)	(252,796)	(4,488)	-
Change in unrealized gain (loss) on investments	(11,760,857)	21,143,520	(1,211,019)	3,206,588	(645,624)	2,505,467	(28,061)	-
Reinvested capital gains	3,993,075	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,243,561	23,000,178	(1,097,154)	3,016,238	(1,027,642)	2,157,319	(14,444)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	979,204	1,803,111	267,425	223,915	258,959	324,794	13,008	-
Transfers between funds	(2,381,444)	(3,457,324)	(190,375)	(266,756)	(574,305)	629,894	1,473,501	-
Redemptions (note 3)	(26,160,910)	(24,748,397)	(4,060,360)	(3,736,440)	(2,341,016)	(1,356,876)	(108,016)	-
Annuity benefits	(10,252)	(16,625)	(1,150)	(3,908)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,465)	100,746	(9,009)	(7,809)	(2,286)	(1,793)	(1)	-
Adjustments to maintain reserves	337	3,660	(61)	824	(29)	284	(14)	-

Net equity transactions	(27,588,530)	(26,314,829)	(3,993,530)	(3,790,175)	(2,658,677)	(403,696)	1,378,478	-

Net change in contract owners’ equity	(26,344,969)	(3,314,651)	(5,090,684)	(773,937)	(3,686,319)	1,753,623	1,364,034	-
Contract owners’ equity beginning of period	133,435,816	136,750,467	22,646,086	23,420,023	12,619,383	10,865,760	-	-

Contract owners’ equity end of period	$107,090,847	133,435,816	17,555,402	22,646,086	8,933,064	12,619,383	1,364,034	-

CHANGES IN UNITS:
Beginning units	11,988,244	14,723,373	1,654,847	1,974,176	1,023,074	1,063,778	-	-
Units purchased	806,935	1,384,934	226,159	309,840	256,526	275,593	200,290	-
Units redeemed	(3,237,010)	(4,120,063)	(521,368)	(629,169)	(474,529)	(316,297)	(62,134)	-

Ending units	9,558,169	11,988,244	1,359,638	1,654,847	805,071	1,023,074	138,156	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRGNR		WRGP		WRHIP		WRIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(400,286)	(478,276)	(920,216)	(725,221)	4,925,867	5,650,168	(272,796)	(75,112)
Realized gain (loss) on investments	(3,243,603)	(3,784,161)	10,133,988	9,136,456	264,811	(203,625)	3,718,059	3,086,974
Change in unrealized gain (loss) on investments	(3,782,615)	9,246,495	(12,234,373)	6,033,273	(1,956,990)	5,314,572	(6,452,185)	2,340,000
Reinvested capital gains	-	-	4,656,340	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,426,504)	4,984,058	1,635,739	14,444,508	3,233,688	10,761,115	(3,006,922)	5,351,862

Equity transactions:
Purchase payments received from contract owners (note 3)	371,914	964,380	1,236,398	1,850,116	572,566	1,326,235	457,396	580,485
Transfers between funds	(3,574,814)	(3,645,464)	(3,267,793)	(6,095,425)	2,379,700	3,702,574	(2,724,877)	(776,053)
Redemptions (note 3)	(8,368,344)	(7,159,135)	(27,354,704)	(25,771,814)	(20,381,604)	(16,165,941)	(9,167,032)	(8,632,363)
Annuity benefits	(1,179)	(2,812)	(8,881)	(15,705)	(26,213)	(28,010)	(3,893)	(3,351)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,604)	(10,887)	(16,726)	108,026	(19,218)	2,891	(4,625)	11,909
Adjustments to maintain reserves	456	2,595	198	7,478	(176)	(1,848)	201	935

Net equity transactions	(11,582,571)	(9,851,323)	(29,411,508)	(29,917,324)	(17,474,945)	(11,164,098)	(11,442,830)	(8,818,438)

Net change in contract owners’ equity	(19,009,075)	(4,867,265)	(27,775,769)	(15,472,816)	(14,241,257)	(402,983)	(14,449,752)	(3,466,576)
Contract owners’ equity beginning of period	42,121,347	46,988,612	140,472,689	155,945,505	84,691,641	85,094,624	45,108,306	48,574,882

Contract owners’ equity end of period	$23,112,272	42,121,347	112,696,920	140,472,689	70,450,384	84,691,641	30,658,554	45,108,306

CHANGES IN UNITS:
Beginning units	2,580,151	3,338,506	13,537,586	16,771,104	4,324,579	4,948,846	3,816,483	4,678,629
Units purchased	200,550	528,792	876,457	1,482,791	670,131	968,291	254,064	598,423
Units redeemed	(960,161)	(1,287,147)	(3,681,345)	(4,716,309)	(1,542,763)	(1,592,558)	(1,246,163)	(1,460,569)

Ending units	1,820,540	2,580,151	10,732,698	13,537,586	3,451,947	4,324,579	2,824,384	3,816,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRI2P		WRLTBP		WRMIC		WRMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$80,507	50,340	19,895	-	(53,573)	(51,497)	(183,733)	(172,102)
Realized gain (loss) on investments	(1,905,228)	(1,573,378)	4,168	-	180,551	(127,012)	1,152,384	459,753
Change in unrealized gain (loss) on investments	(740,993)	3,713,164	(16,445)	-	(552,173)	1,761,449	(1,829,127)	3,857,811
Reinvested capital gains	-	-	-	-	-	-	572,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,565,714)	2,190,126	7,618	-	(425,195)	1,582,940	(287,552)	4,145,462

Equity transactions:
Purchase payments received from contract owners (note 3)	94,686	281,201	45,602	-	140,809	84,125	142,513	257,751
Transfers between funds	(54,708)	2,559	2,902,767	-	(404,028)	856,049	(319,585)	1,758,789
Redemptions (note 3)	(3,782,360)	(3,401,299)	(591,243)	-	(1,062,496)	(928,048)	(3,956,969)	(2,938,549)
Annuity benefits	(11,773)	(10,734)	-	-	(4,331)	(3,038)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,010)	(6,663)	-	-	(1,789)	(2,501)	(4,184)	(4,761)
Adjustments to maintain reserves	46	1,201	(15)	-	(48)	455	(86)	1,312

Net equity transactions	(3,761,119)	(3,133,735)	2,357,111	-	(1,331,883)	7,043	(4,138,311)	(925,457)

Net change in contract owners’ equity	(6,326,833)	(943,609)	2,364,729	-	(1,757,078)	1,589,983	(4,425,863)	3,220,005
Contract owners’ equity beginning of period	19,781,102	20,724,711	-	-	5,641,179	4,051,196	17,915,900	14,695,895

Contract owners’ equity end of period	$13,454,269	19,781,102	2,364,729	-	3,884,101	5,641,179	13,490,037	17,915,900

CHANGES IN UNITS:
Beginning units	1,234,813	1,454,572	-	-	360,541	361,907	1,112,006	1,188,377
Units purchased	155,605	246,740	320,771	-	40,131	143,651	243,149	384,133
Units redeemed	(401,977)	(466,499)	(87,552)	-	(131,145)	(145,017)	(505,158)	(460,504)

Ending units	988,441	1,234,813	233,219	-	269,527	360,541	849,997	1,112,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRMMP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(311,359)	(351,466)	(35,314)	72,994	(847,410)	(972,461)	(733,076)	(797,455)
Realized gain (loss) on investments	-	-	(1,002,965)	(984,825)	5,972,317	6,513,220	3,350,929	2,261,234
Change in unrealized gain (loss) on investments	-	-	1,405,801	3,303,735	(12,014,698)	576,821	(10,215,660)	15,717,745
Reinvested capital gains	-	-	-	-	2,726,712	2,531,297	568,594	-

Net increase (decrease) in contract owners’ equity resulting from operations	(311,359)	(351,466)	367,522	2,391,904	(4,163,079)	8,648,877	(7,029,213)	17,181,524

Equity transactions:
Purchase payments received from contract owners (note 3)	5,639,323	6,537,559	76,866	131,896	789,729	1,152,207	710,211	728,392
Transfers between funds	19,152,881	12,587,337	(374,273)	(169,346)	(2,257,905)	(3,329,255)	(2,056,650)	(2,185,837)
Redemptions (note 3)	(26,960,393)	(27,698,107)	(2,158,301)	(1,654,464)	(17,368,817)	(14,629,729)	(14,225,533)	(13,046,827)
Annuity benefits	(29,475)	(29,749)	(5,243)	(4,220)	(2,200)	(8,249)	(1,055)	(9,423)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(29,049)	71,218	(3,644)	(3,684)	(13,775)	25,454	(7,988)	66,004
Adjustments to maintain reserves	3,406	5,133	(46)	860	1,426	2,953	208	894

Net equity transactions	(2,223,307)	(8,526,610)	(2,464,641)	(1,698,958)	(18,851,542)	(16,786,619)	(15,580,807)	(14,446,797)

Net change in contract owners’ equity	(2,534,666)	(8,878,076)	(2,097,119)	692,946	(23,014,621)	(8,137,742)	(22,610,020)	2,734,727
Contract owners’ equity beginning of period	29,212,627	38,090,703	10,487,395	9,794,449	83,803,810	91,941,552	75,543,832	72,809,105

Contract owners’ equity end of period	$26,677,961	29,212,627	8,390,276	10,487,395	60,789,189	83,803,810	52,933,812	75,543,832

CHANGES IN UNITS:
Beginning units	2,650,355	3,428,531	733,906	869,687	5,651,827	6,937,432	4,957,025	6,103,814
Units purchased	3,773,046	3,037,076	89,096	166,621	399,763	827,574	346,381	645,189
Units redeemed	(3,970,888)	(3,815,252)	(257,095)	(302,402)	(1,659,407)	(2,113,179)	(1,380,480)	(1,791,978)

Ending units	2,452,513	2,650,355	565,907	733,906	4,392,183	5,651,827	3,922,926	4,957,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(51,857)	(94,681)	(214,694)	(165,435)	(4,162)	(2,788)	(98,023)	(77,523)
Realized gain (loss) on investments	(43,492)	(98,232)	951,028	366,368	33,857	28,732	(25,482)	1,223,633
Change in unrealized gain (loss) on investments	(1,117,820)	2,200,472	(5,188,767)	9,574,380	(46,626)	29,648	(418,005)	365,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,169)	2,007,559	(4,452,433)	9,775,313	(16,931)	55,592	(541,510)	1,511,983

Equity transactions:
Purchase payments received from contract owners (note 3)	128,854	106,476	375,709	777,608	8,808	212	156,757	193,944
Transfers between funds	(48,254)	545,485	(637,182)	(1,467,429)	32,303	(5,866)	(3,589,206)	6,105,837
Redemptions (note 3)	(1,640,589)	(1,677,134)	(12,408,656)	(9,648,710)	(39,193)	(79,934)	(976,029)	(1,056,009)
Annuity benefits	(12,198)	(10,779)	(11,099)	(12,573)	(2,175)	(2,452)	(836)	(784)
Contract maintenance charges (note 2)	-	-	-	-	(61)	(65)	(58)	(49)
Contingent deferred sales charges (note 2)	(1,880)	(3,876)	(5,921)	20,128	-	-	(914)	(659)
Adjustments to maintain reserves	45	1,534	(123)	2,539	1,526	(314)	34	930

Net equity transactions	(1,574,022)	(1,038,294)	(12,687,272)	(10,328,437)	1,208	(88,419)	(4,410,252)	5,243,210

Net change in contract owners’ equity	(2,787,191)	969,265	(17,139,705)	(553,124)	(15,723)	(32,827)	(4,951,762)	6,755,193
Contract owners’ equity beginning of period	9,603,315	8,634,050	62,817,966	63,371,090	291,788	324,615	11,444,285	4,689,092

Contract owners’ equity end of period	$6,816,124	9,603,315	45,678,261	62,817,966	276,065	291,788	6,492,523	11,444,285

CHANGES IN UNITS:
Beginning units	644,275	719,794	4,443,444	5,275,682	20,045	26,804	688,377	358,511
Units purchased	100,136	191,380	421,236	621,343	3,055	1,387	2,282,456	1,653,430
Units redeemed	(212,582)	(266,899)	(1,347,519)	(1,453,581)	(2,630)	(8,146)	(2,558,037)	(1,323,564)

Ending units	531,829	644,275	3,517,161	4,443,444	20,470	20,045	412,796	688,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAGF3		CSIEF3		GVGU		GEF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,952	71,641	22,508	(9,270)	-	34,536	8,033	(5,958)
Realized gain (loss) on investments	(126,856)	34,192	(53,706)	4,440	-	(1,733,405)	1,344,123	472,938
Change in unrealized gain (loss) on investments	52,091	(44,200)	(126,839)	114,790	-	1,366,564	(1,476,223)	178,383
Reinvested capital gains	62,150	34,865	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,337	96,498	(158,037)	109,960	-	(332,305)	(124,067)	645,363

Equity transactions:
Purchase payments received from contract owners (note 3)	8,540	16,461	30,392	1,655	-	123,574	2,483	23,764
Transfers between funds	(1,444,499)	697,200	(829,249)	(75,476)	-	(8,183,900)	(6,415,206)	(289,502)
Redemptions (note 3)	(129,731)	(246,363)	(152,497)	(122,425)	-	(927,733)	(673,810)	(1,220,039)
Annuity benefits	-	-	-	-	-	-	(1,742)	(3,212)
Contract maintenance charges (note 2)	-	(2)	(2)	(2)	-	(99)	(65)	(115)
Contingent deferred sales charges (note 2)	(319)	(46)	(234)	(48)	-	(2,235)	(339)	(753)
Adjustments to maintain reserves	(46)	(338)	9	506	-	(152)	9,654	(366)

Net equity transactions	(1,566,055)	466,912	(951,581)	(195,790)	-	(8,990,545)	(7,079,025)	(1,490,222)

Net change in contract owners’ equity	(1,537,718)	563,410	(1,109,618)	(85,830)	-	(9,322,850)	(7,203,092)	(844,859)
Contract owners’ equity beginning of period	1,537,718	974,308	1,109,618	1,195,448	-	9,322,850	7,203,092	8,047,951

Contract owner’s equity end of period	$-	1,537,718	-	1,109,618	-	-	-	7,203,092

CHANGES IN UNITS:
Beginning units	125,863	85,960	98,789	118,233	-	617,366	475,495	586,309
Units purchased	4,995	118,628	29,974	39,993	-	46,767	536	1,764
Units redeemed	(130,858)	(78,725)	(128,763)	(59,437)	-	(664,133)	(476,031)	(112,578)

Ending units	-	125,863	-	98,789	-	-	-	475,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEF3		BF		JARLCS		GVGFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,493	(8,220)	-	-	-	96	-	(1,414)
Realized gain (loss) on investments	(807,515)	(1,368,173)	-	-	-	894	-	273,692
Change in unrealized gain (loss) on investments	710,618	1,844,986	-	-	-	(544)	-	(202,660)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,404)	468,593	-	-	-	446	-	69,618

Equity transactions:
Purchase payments received from contract owners (note 3)	43,268	143,754	-	(58)	-	11	-	12,558
Transfers between funds	(4,778,668)	(986,988)	-	(7)	-	(6,742)	-	(4,235,395)
Redemptions (note 3)	(287,291)	(989,354)	-	65	-	19	-	(179,724)
Annuity benefits	-	-	-	-	-	(177)	-	(140)
Contract maintenance charges (note 2)	(64)	(203)	-	-	-	-	-	(34)
Contingent deferred sales charges (note 2)	(987)	(2,080)	-	-	-	-	-	(325)
Adjustments to maintain reserves	168	307	-	-	-	6	-	(247)

Net equity transactions	(5,023,574)	(1,834,564)	-	-	-	(6,883)	-	(4,403,308)

Net change in contract owners’ equity	(5,115,978)	(1,365,971)	-	-	-	(6,437)	-	(4,333,690)
Contract owners’ equity beginning of period	5,115,978	6,481,949	-	-	-	6,437	-	4,333,690

Contract owners’ equity end of period	$-	5,115,978	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	252,208	352,465	-	-	-	475	-	331,596
Units purchased	8,919	30,337	-	1,485	-	1	-	17,482
Units redeemed	(261,127)	(130,594)	-	(1,485)	-	(476)	-	(349,078)

Ending units	-	252,208	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGHS		GVUSL		SGRF		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(11,460)	-	(14,298)	-	-	-	(37,987)
Realized gain (loss) on investments	-	(255,140)	-	(2,607,221)	-	-	-	2,043,904
Change in unrealized gain (loss) on investments	-	494,241	-	2,869,155	-	-	-	(1,758,726)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	227,641	-	247,636	-	-	-	247,191

Equity transactions:
Purchase payments received from contract owners (note 3)	-	151,079	-	39,077	-	(1,159)	-	129,550
Transfers between funds	-	(12,880,293)	-	(6,051,091)	-	824		(11,621,237)
Redemptions (note 3)	-	(920,670)	-	(308,255)	-	(0)	-	(456,715)
Annuity benefits	-	(778)	-	-	-	877	-	298
Contract maintenance charges (note 2)	-	(205)	-	(62)	-	-	-	(124)
Contingent deferred sales charges (note 2)	-	(2,931)	-	(1,155)	-	-	-	(1,469)
Adjustments to maintain reserves	-	(1,375)	-	(73)	-	(542)	-	366

Net equity transactions	-	(13,655,173)	-	(6,321,559)	-	-	-	(11,949,331)

Net change in contract owners’ equity	-	(13,427,532)	-	(6,073,923)	-	-	-	(11,702,140)
Contract owners’ equity beginning of period	-	13,427,532	-	6,073,923	-	-	-	11,702,140

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,040,801	-	503,325	-	-	-	1,054,005
Units purchased	-	105,509	-	10,996	-	-	-	155,204
Units redeemed	-	(1,146,310)	-	(514,321)	-	-	-	(1,209,209)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUGL		WSCP		AVB		WRLBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(29,860)	(15,041)	(41,985)	4,571	1,293	-	-

Realized gain (loss) on investments	-	(2,198,108)	642,075	121,503	11,198	(25,010)	-	-
Change in unrealized gain (loss) on investments	-	2,576,510	(918,498)	511,185	(1,919)	38,809	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	348,542	(291,464)	590,703	13,850	15,092	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,468	34,713	101,230	281	1,192	-	394
Transfers between funds	-	(7,919,489)	(3,796,969)	(202,190)	(201,043)	(38,417)	-	(515)
Redemptions (note 3)	-	(332,749)	(729,863)	(780,022)	(14,275)	(124,506)	-	(12,042)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(76)	(45)	(94)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,635)	(475)	(563)	-	-	-	12,162
Adjustments to maintain reserves	-	(149)	(166)	(96)	(10)	(0)	-	0

Net equity transactions	-	(8,202,629)	(4,492,805)	(881,735)	(215,047)	(161,731)	-	-

Net change in contract owners’ equity	-	(7,854,087)	(4,784,269)	(291,032)	(201,197)	(146,639)	-	-
Contract owners’ equity beginning of period	-	7,854,087	4,784,269	5,075,301	201,197	347,836	-	-

Contract owners’ equity end of period	$-	-	-	4,784,269	-	201,197	-	-

CHANGES IN UNITS:
Beginning units	-	657,631	387,091	465,051	20,191	37,731	-	-
Units purchased	-	48,568	12,436	13,555	7,085	3,101	-	-
Units redeemed	-	(706,199)	(399,527)	(91,515)	(27,276)	(20,641)	-	-

Ending units	-	-	-	387,091	-	20,191	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	BBCA		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(937)	-	87	-	(2)	-	(63)
Realized gain (loss) on investments	-	(524,360)	-	(10,224)	-	(1,713)	-	(4,216)
Change in unrealized gain (loss) on investments	-	506,384	-	9,323	-	1,776	-	5,196
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(18,913)	-	(814)	-	61	-	917

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,249	-	-	-	-	-	(862)
Transfers between funds	-	(1,089,532)	-	(21,384)	-	(3,863)	-	(67,831)
Redemptions (note 3)	-	(13,956)	-	230	-	90	-	322
Annuity benefits	-	-	-	(40)	-	-	-	195
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(7)	-	1	-	(1)	-	532

Net equity transactions	-	(1,102,246)	-	(21,193)	-	(3,773)	-	(67,643)

Net change in contract owners’ equity	-	(1,121,159)	-	(22,007)	-	(3,712)	-	(66,726)
Contract owners’ equity beginning of period	-	1,121,159	-	22,007	-	3,712	-	66,726

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	93,676	-	1,356	-	294	-	5,321
Units purchased	-	89	-	14	-	-	-	-
Units redeemed	-	(93,765)	-	(1,370)	-	(294)	-	(5,321)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		ACVVS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,345)	-	(1,493)	-	-	-	2,345
Realized gain (loss) on investments	-	10,772	-	(73,314)	-	-	-	(117,852)
Change in unrealized gain (loss) on investments	-	16,283	-	86,661	-	-	-	121,201
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,710	-	11,854	-	-	-	5,694

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,488	-	55,490	-	-	-	1,603
Transfers between funds	-	(920,719)	-	(299,850)	-	(1,077)	-	(184,185)
Redemptions (note 3)	-	(66,498)	-	(6,531)	-	65	-	(10,203)
Annuity benefits	-	464	-	(1,328)	-	681	-	-
Contract maintenance charges (note 2)	-	(49)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(40)	-	-	-	-	-	-
Adjustments to maintain reserves	-	569	-	(11)	-	331	-	(14)

Net equity transactions	-	(982,785)	-	(252,230)	-	-	-	(192,798)

Net change in contract owners’ equity	-	(959,075)	-	(240,376)	-	-	-	(187,104)
Contract owners’ equity beginning of period	-	959,075	-	240,376	-	-	-	187,104

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	318,647	-	21,372	-	-	-	23,209
Units purchased	-	13,228	-	-	-	-	-	221
Units redeemed	-	(331,875)	-	(21,372)	-	-	-	(23,430)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVMOS		TRLT2		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	74,613	-	(14)	-	201,336
Realized gain (loss) on investments	-	(136,793)	-	-	-	(671,949)
Change in unrealized gain (loss) on investments	-	87,939	-	-	-	519,714
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	25,759	-	(14)	-	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325	-	(170)	-	144,122
Transfers between funds	-	(2,969,387)	-	(13,218)	-	(5,628,819)
Redemptions (note 3)	-	(136,639)	-	(53)	-	(164,797)
Annuity benefits	-	-	-	763	-	-
Contract maintenance charges (note 2)	-	(19)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	-	(510)
Adjustments to maintain reserves	-	(5)	-	106	-	(2)

Net equity transactions	-	(3,105,731)	-	(12,573)	-	(5,650,005)

Net change in contract owners’ equity	-	(3,079,972)	-	(12,587)	-	(5,600,904)
Contract owners’ equity beginning of period	-	3,079,972	-	12,587	-	5,600,904

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	312,243	-	1,107	-	543,845
Units purchased	-	4,914	-	-	-	35,401
Units redeemed	-	(317,157)	-	(1,107)	-	(579,246)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.
Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BB&T FUNDS
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
Sterling Capital Select Equity VIF (BBGI)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)*
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
International Magnum Portfolio - Class I (MSVIM)*
Mid Cap Growth Portfolio - Class I (MSVMG)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class I (TRF)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class II (GBF2)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)*
VP Ultra(R) Fund - Class I (ACVU1)
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
High Income Bond Fund II - Service Shares (FHIBS)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
VIP Fund - Contrafund Portfolio - Service Class (FCS)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - High Income Portfolio - Service Class (FHIS)
VIP Fund - High Income Portfolio - Service Class R (FHISR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)*
Templeton Foreign Securities Fund - Class 2 (TIF2)*
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Class 4 (OVHI4)*
High Income Fund/VA - Non-Service Shares (OVHI)
High Income Fund/VA - Service Class (OVHIS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)*
Putnam VT International Equity Fund - IB Shares (PVTIGB)*
Putnam VT Voyager Fund - IB Shares (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio - Class II (ACEG2)
Comstock Portfolio - Class II (ACC2)
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series II (AVCD2)
V.I. Core Equity Fund - Series I (AVGI)
V.I. Core Equity Fund - Series II (AVCE2)
V.I. Equity and Income Fund - Series I (IVKEI1)
V.I. Global Health Care Fund - Series I (IVHS)
V.I. Global Real Estate Fund - Series I (IVRE)
V.I. International Growth Fund - Series I (AVIE)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
SECURITY BENEFIT LIFE
Series D (Global Series) (SBLD)
Series J (Mid Cap Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)
Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Series X (Small Cap Growth Series) (SBLX)
Series Y (Select 25 Series) (SBLY)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
VT Omega Growth - Class 1 (EVOM)*
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.
On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.
The charges above are assessed against each contract by redeeming units.
No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract  years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2) Includes Waddill & Reed Advisors select Reserve product.
(3) Includes NEA Select product.
(4) Includes Key Bank and Paine Weber products.
(5) Available beginning January 2, 2001 or a later date if state law requires.
(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE

0.95%	$21,156,763	$1,091	$2,704	$81,346	$1,096,601	$141,296	$-	$252
1.00%	7,241,463	-	-	26,670	501,908	66,504	-	306
1.05%	1,417,206	-	1	4,109	105,113	15,195	-	-
1.10%	11,407,550	654	2,264	41,571	370,481	85,488	-	-
1.15%	5,520,213	882	1,322	34,281	202,275	26,878	-	137
1.20%	11,447,674	-	-	108,797	615,157	63,083	-	17
1.25%	2,391,236	355	97	10,816	97,218	11,844	-	83
1.30%	2,041,166	20	1,761	17,728	91,008	7,739	-	-
1.35%	2,624,488	58	160	13,804	135,484	9,956	-	4
1.40%	3,372,964	252	1,601	17,079	104,551	12,512	-	-
1.45%	588,774	438	381	2,242	22,684	1,002	-	-
1.50%	1,255,714	-	-	3,368	26,258	4,125	548	-
1.55%	1,010,982	-	50	5,228	14,477	1,166	-	-
1.60%	1,383,651	1,517	692	7,767	39,213	946	69	-
1.65%	1,358,146	373	18	4,558	24,518	2,561	240	-
1.70%	133,241	2,644	-	640	10,152	300	-	-
1.75%	725,099	-	-	1,596	11,668	2,907	-	-
1.80%	487,389	-	-	3,404	7,425	1,085	-	-
1.85%	168,426	-	-	1,146	2,873	82	-	-
1.90%	115,446	-	-	6,141	469	194	-	-
1.95%	485,528	-	-	2,719	31	-	37	-
2.00%	66,360	-	-	166	282	-	-	-
2.05%	334,548	-	-	865	2,652	1,096	-	-
2.10%	298,785	-	-	174	-	-	366	-
2.15%	49,787	-	-	-	171	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.20%	303,515	-	-	1,628	1,962	145	-	-
2.25%	649,700	-	-	-	13,838	11	-	-
2.35%	22,434	-	-	-	-	-	-	-
2.40%	1,042	-	-	-	-	-	-	-
2.45%	35,577	-	-	-	-	-	308	-
2.50%	24,806	-	-	-	-	-	-	-
2.60%	74,566	-	-	-	-	-	1	-

Totals	$78,194,239	$8,284	$11,051	$397,843	$3,498,469	$456,115	$1,569	$799

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

0.95%	$1,908	$32,191	$-	$303,861	$47,743	$63,414	$260,159	$193,081
1.00%	2,186	13,225	-	169,149	15,353	41,640	101,970	129,018
1.05%	-	2,101	-	23,071	2,309	6,484	17,535	17,139
1.10%	456	12,905	-	120,876	23,604	14,909	127,566	77,943
1.15%	81	4,344	-	48,489	15,243	6,801	46,098	40,806
1.20%	494	25,071	-	221,140	33,055	29,515	228,113	138,241
1.25%	196	3,684	1,247	37,341	9,081	5,765	35,865	17,592
1.30%	-	7,183	-	58,183	2,742	7,936	20,032	26,179
1.35%	138	3,861	-	41,589	9,986	3,922	45,753	12,273
1.40%	318	5,101	-	40,191	5,161	2,788	39,337	15,509
1.45%	-	114	-	5,382	209	1,444	4,955	2,840
1.50%	-	999	-	23,832	854	1,903	10,654	10,400
1.55%	187	101	-	9,521	1,350	300	6,375	2,516
1.60%	203	2,884	-	12,081	1,367	785	11,647	2,038
1.65%	-	4,272	-	17,858	1,669	543	22,975	3,737
1.70%	-	-	-	2,808	31	173	2,213	449
1.75%	-	21	-	3,370	4,835	15	8,752	1,252
1.80%	-	550	-	4,582	3,806	524	2,609	3,371
1.85%	-	175	-	1,483	352	8	3,516	23
1.90%	-	-	-	1,083	180	12	928	10
1.95%	-	-	-	2,397	-	-	6,102	-
2.00%	-	-	-	357	-	-	331	-
2.05%	-	760	-	3,209	867	374	3,599	-
2.10%	-	-	-	38	37	-	382	-
2.15%	-	-	-	24	-	-	111	-
2.20%	-	1,149	-	187	79	98	1,330	530
2.25%	-	-	-	8,220	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$6,167	$120,691	$1,247	$1,160,322	$179,913	$189,353	$1,008,907	$694,947

	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.95%	$-	$-	$-	$127,428	$8,854	$20,917	$-	$37,365
1.00%	-	-	-	31,103	1,554	1,493	-	11,544
1.05%	-	-	-	5,264	186	106	-	2,221
1.10%	-	-	-	35,520	3,227	2,080	-	10,548
1.15%	-	-	-	17,877	1,025	1,806	-	6,306
1.20%	-	-	-	67,013	4,506	7,408	-	19,154
1.25%	2,269	-	-	8,930	158	2,822	507	3,721
1.30%	-	-	-	14,200	1,092	1,383	-	2,243
1.35%	-	-	-	11,389	944	1,029	-	7,318
1.40%	-	-	-	16,496	1,439	1,974	-	4,113
1.45%	-	-	-	3,970	48	-	-	2,091
1.50%	-	3,304	1,547	10,891	714	213	699	439
1.55%	-	-	-	1,350	534	-	-	1,154
1.60%	-	1,001	1,687	7,198	473	227	300	8,059
1.65%	-	5,830	2,424	10,604	179	631	2,050	2,145
1.70%	-	-	-	713	264	11	-	20
1.75%	-	2,511	597	4,399	533	4,897	2,577	3,530
1.80%	-	960	632	2,145	72	197	-	428
1.85%	-	-	-	702	516	301	-	68
1.90%	-	1,565	525	1,809	38	-	-	11
1.95%	-	3,512	3,326	4,504	2,106	6	6,763	-
2.00%	-	198	168	2,148	222	-	-	185
2.05%	-	3,822	2,869	4,406	130	-	68	-
2.10%	-	2,852	1,855	4,597	115	-	-	-
2.15%	-	-	190	1,908	-	-	-	4
2.20%	-	1,465	3,123	5,948	9	-	367	-
2.25%	51	-	-	7,666	-	-	2,637	-
2.35%	-	-	72	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	251	1,101	-	-	-	-
2.50%	-	104	269	873	-	-	-	-
2.60%	-	691	164	151	10	-	818	-

	$2,320	$27,815	$19,699	$412,303	$28,948	$47,501	$16,786	$122,667

	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
0.95%	$-	$5	$452,973	$-	$78,028	$70,513	$66,576	$149,402
1.00%	-	-	153,019	-	38,008	22,619	21,920	34,456
1.05%	-	-	27,285	-	9,584	10,530	4,810	10,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	230,855	-	34,888	19,010	26,960	35,350
1.15%	-	-	108,557	-	20,502	15,650	17,898	24,175
1.20%	22	506	340,361	-	59,136	79,732	49,933	84,656
1.25%	-	276	66,858	-	16,995	5,963	10,587	18,491
1.30%	-	-	57,921	-	30,284	14,718	28,194	40,682
1.35%	-	-	73,161	-	14,050	16,345	9,813	18,405
1.40%	-	-	94,685	-	22,068	15,254	13,687	18,355
1.45%	-	-	9,810	-	3,074	1,286	54	4,530
1.50%	-	28	24,988	14,774	2,489	2,551	1,314	5,437
1.55%	-	-	11,390	-	2,450	1,824	3,960	2,332
1.60%	35	9,779	29,994	1,492	1,317	1,832	3,697	5,902
1.65%	-	-	23,225	5,131	9,287	3,986	8,023	5,851
1.70%	-	-	3,680	-	30	56	-	185
1.75%	973	5,882	9,322	2,839	121	470	1,891	3,655
1.80%	-	-	10,393	4,459	964	1,248	1,058	597
1.85%	-	-	3,968	-	714	49	88	571
1.90%	-	-	500	3,885	68	70	91	89
1.95%	-	-	39	5,910	930	-	78	1,042
2.00%	-	-	1,201	944	462	104	-	-
2.05%	-	-	5,550	4,605	4,385	-	154	732
2.10%	-	-	-	3,571	-	-	-	39
2.15%	-	-	8	688	-	-	1	-
2.20%	-	-	2,747	4,325	4,016	27	17	3
2.25%	-	-	8,481	-	40,147	9,183	-	17,125
2.35%	-	-	-	1,877	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,138	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	662	-	-	-	-

	$1,030	$16,476	$1,750,971	$56,300	$393,997	$293,020	$270,804	$482,957

	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3

0.95%	$41,696	$103,013	$114,018	$4,122	$158,215	$-	$12,451	$69,408
1.00%	12,039	43,431	38,308	2,015	44,735	-	6,145	32,075
1.05%	3,030	13,394	5,378	137	7,884	-	1,623	8,561
1.10%	14,152	32,870	38,319	4,426	55,952	-	4,915	22,936
1.15%	7,369	24,353	20,210	1,968	44,122	-	1,787	11,649
1.20%	30,568	41,874	63,311	1,091	81,067	-	4,444	58,024
1.25%	5,605	8,692	17,698	1,518	16,516	-	1,293	8,300
1.30%	3,657	11,814	19,888	203	11,466	-	1,906	7,797
1.35%	4,476	12,834	15,609	77	22,665	-	862	10,785
1.40%	6,721	10,781	19,781	511	16,391	-	907	6,256
1.45%	57	1,181	1,313	-	2,455	-	105	3,549
1.50%	395	4,986	2,498	268	3,970	3,046	521	4,161
1.55%	1,724	3,609	3,216	17	4,839	-	208	1,677
1.60%	253	6,742	1,915	76	6,647	926	110	6,040
1.65%	2,725	3,296	4,991	457	2,613	1,139	417	805
1.70%	-	892	168	24	932	-	-	125
1.75%	-	9,042	891	-	5,773	907	-	2,699
1.80%	68	4,568	2,011	34	1,816	94	267	757
1.85%	-	601	389	-	3,880	-	187	360
1.90%	128	23	59	-	458	412	-	-
1.95%	17	133	31	-	7,333	1,937	-	172
2.00%	108	-	18	-	357	-	-	65
2.05%	148	21	21	498	509	1,148	34	635
2.10%	-	-	-	-	492	886	-	-
2.15%	-	-	-	-	1	189	-	3
2.20%	22	223	33	-	1,146	3,270	36	1,006
2.25%	17,415	-	-	-	1	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	162	-	-
2.50%	-	-	-	-	-	244	-	-
2.60%	-	-	-	-	-	233	-	-

	$152,373	$338,373	$370,074	$17,442	$502,235	$14,593	$38,218	$257,845

	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$269,802	$11,104	$-	$10,291	$23,567	$17,667	$24,998
1.00%	-	129,128	3,958	-	3,652	9,535	5,702	11,309
1.05%	-	32,568	652	-	-	2,868	19	742
1.10%	-	121,210	5,877	-	4,250	17,586	10,974	8,214
1.15%	-	46,064	3,219	-	3,899	4,671	872	756
1.20%	-	124,341	5,941	-	5,256	16,890	7,531	29,864
1.25%	958	23,269	2,246	-	1,274	7,955	3,943	6,073
1.30%	-	31,247	392	-	-	1,728	8,575	2,404
1.35%	-	36,360	1,386	-	326	4,441	6,769	9,088
1.40%	-	24,770	1,258	-	125	7,723	2,102	4,227
1.45%	-	5,183	91	-	-	551	-	321
1.50%	-	7,065	269	-	-	206	1,215	1,767
1.55%	-	6,184	138	-	538	4,795	360	414
1.60%	-	8,285	151	-	-	307	-	8,530
1.65%	-	6,072	529	-	306	2,515	-	535
1.70%	-	1,291	92	-	-	-	-	-
1.75%	-	1,319	67	-	-	83	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.80%	-	2,596	-	-	-	-	2,399	-
1.85%	-	962	-	-	-	-	-	-
1.90%	-	1,701	-	-	-	2,764	-	57
1.95%	-	8	-	-	-	-	-	-
2.00%	-	27	-	-	-	-	-	-
2.05%	-	1,906	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	425	-	42	-	-	-	-
2.25%	-	508	741	-	48	4,807	3,748	7,668
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$958	$882,291	$38,111	$42	$29,965	$112,992	$71,876	$116,967

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$45,858	$20,250	$23,730	$23,704	$-	$11,822	$488,749	$-
1.00%	33,800	10,133	7,450	14,900	-	4,459	263,733	-
1.05%	780	-	2,873	1,346	-	736	43,496	-
1.10%	26,775	7,159	15,722	8,226	-	4,087	119,619	-
1.15%	20,712	3,687	4,724	5,601	-	3,557	38,660	-
1.20%	43,862	20,760	18,230	18,960	-	15,875	116,288	-
1.25%	8,044	6,920	3,794	1,688	-	683	29,238	-
1.30%	6,284	3,257	4,957	1,868	-	7,784	19,920	-
1.35%	18,430	8,414	6,623	6,047	-	730	19,415	-
1.40%	2,512	-	3,680	7,836	-	2,435	24,439	-
1.45%	1,515	-	-	365	-	-	5,004	-
1.50%	1,744	-	160	463	1,736	151	9,855	1,591
1.55%	593	1,041	-	224	-	29	3,578	-
1.60%	3,387	895	-	1,070	838	453	7,191	768
1.65%	1,401	-	125	376	1,541	821	5,899	2,545
1.70%	-	-	426	513	-	60	1,882	-
1.75%	-	-	17	116	-	86	3,720	554
1.80%	2,877	-	-	-	-	-	1,732	598
1.85%	-	-	1,214	132	-	-	904	-
1.90%	-	-	-	-	-	-	81	-
1.95%	-	-	33	-	3,408	29	52	726
2.00%	-	175	-	-	-	-	31	-
2.05%	-	-	-	-	5,996	-	292	982
2.10%	-	-	-	-	428	-	432	460
2.15%	-	-	-	-	114	-	160	-
2.20%	-	-	-	-	726	236	1,131	579
2.25%	25,314	26,172	2,942	2,822	-	2,345	10,437	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	27	-	-	288
2.50%	-	-	-	-	396	-	-	700
2.60%	-	-	-	-	-	-	-	89

	$243,888	$108,863	$96,700	$96,257	$15,210	$56,378	$1,215,938	$9,880

	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.95%	$786,892	$-	$123,209	$18,926	$116,761	$18,123	$5,727	$132,936
1.00%	313,665	-	66,963	8,950	18,850	5,620	523	22,547
1.05%	69,312	-	18,719	334	10,833	235	-	4,776
1.10%	321,136	-	31,104	16,477	67,356	2,841	1,870	68,056
1.15%	153,285	-	13,867	1,216	25,749	8,531	392	50,024
1.20%	406,648	-	32,266	5,134	70,174	1,500	629	92,706
1.25%	70,470	-	5,149	3,145	58,096	640	890	21,188
1.30%	78,698	-	7,915	839	5,897	2,940	84	13,437
1.35%	87,621	-	5,606	1,849	27,795	183	720	33,673
1.40%	122,075	-	4,429	271	22,385	1,379	-	31,491
1.45%	8,342	-	242	4	5,824	-	-	3,991
1.50%	19,486	28,329	2,422	57	16,836	118	-	31,539
1.55%	25,986	-	1,102	-	6,934	3,317	-	8,323
1.60%	44,788	7,140	1,083	-	14,333	516	-	20,267
1.65%	25,486	18,367	646	66	16,131	-	-	19,903
1.70%	3,032	-	406	-	1,897	-	-	31
1.75%	21,452	8,977	596	-	6,975	-	-	11,275
1.80%	12,333	2,362	239	-	5,469	-	-	3,245
1.85%	3,680	-	-	48	2,138	-	-	4,988
1.90%	93	1,878	-	-	129	-	-	1,052
1.95%	39	13,989	-	-	21,292	-	-	5,931
2.00%	294	97	35	-	64	-	-	3
2.05%	2,718	9,162	37	-	7,932	-	-	4,630
2.10%	2	14,356	-	-	3,080	-	-	10,074
2.15%	213	-	-	-	857	-	-	2,099
2.20%	905	9,734	-	-	8,391	-	-	12,703
2.25%	20,584	-	-	-	3,030	616	1,278	5,157
2.35%	-	164	-	-	-	-	-	291
2.40%	-	-	-	-	-	-	-	-
2.45%	-	2,443	-	-	-	-	-	-
2.50%	-	744	-	-	-	-	-	3,508
2.60%	-	2,635	-	-	10,354	-	-	4,542

	$2,599,235	$120,377	$316,035	$57,316	$555,562	$46,559	$12,113	$624,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$612,039	$241,128	$207,999	$327,110	$933,366	$-	$204,526	$-
1.00%	196,975	58,430	46,813	137,078	339,684	-	101,321	-
1.05%	52,706	11,720	10,627	21,687	80,007	-	19,364	-
1.10%	384,918	219,118	125,933	163,243	307,620	133	50,042	-
1.15%	247,928	147,008	64,440	95,594	137,091	13	27,981	-
1.20%	361,139	175,345	98,601	206,646	676,028	-	128,296	-
1.25%	184,779	93,608	45,805	38,275	86,354	-	20,877	30
1.30%	53,770	19,292	14,429	64,381	87,706	-	21,161	-
1.35%	95,520	51,584	28,339	59,903	117,806	-	20,559	-
1.40%	197,424	100,679	49,466	48,481	123,180	-	22,592	-
1.45%	22,217	4,752	5,139	10,641	9,519	-	3,060	-
1.50%	63,298	46,121	34,461	10,001	46,035	-	17,666	-
1.55%	32,236	71,318	15,278	13,775	11,809	-	2,655	-
1.60%	131,735	50,940	30,694	19,447	29,188	-	5,863	-
1.65%	78,084	50,245	31,141	13,821	61,460	-	6,439	-
1.70%	8,415	2,600	5,103	1,929	2,580	-	417	-
1.75%	89,789	26,491	30,544	15,880	32,547	-	1,358	-
1.80%	45,212	12,414	9,540	6,022	18,474	-	3,167	-
1.85%	10,143	8,108	1,515	1,882	3,838	-	684	-
1.90%	6,408	2,611	4,576	496	4,213	-	80	-
1.95%	15,445	25,095	4,991	1,474	9,291	-	815	-
2.00%	4,111	181	1,904	520	922	-	10	-
2.05%	15,251	10,506	10,012	4,469	22,321	-	1,050	-
2.10%	22,303	24,225	16,808	886	6,971	-	-	-
2.15%	7,475	7,014	5,854	216	3,379	-	68	-
2.20%	21,066	19,858	19,814	2,417	5,136	-	690	-
2.25%	81,397	57,915	11,740	5,191	9,765	-	41	-
2.35%	7,104	1,590	312	-	1,157	-	-	-
2.40%	-	994	-	-	-	-	-	-
2.45%	1,303	2,166	1,044	-	427	-	-	-
2.50%	2,454	2,516	3,777	-	-	-	-	-
2.60%	3,233	4,106	5,127	-	2,203	-	-	-

	$3,055,877	$1,549,678	$941,826	$1,271,465	$3,170,077	$146	$660,782	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$31,559	$-	$72,709	$-	$25,763	$4,366	$321,934	$-
1.00%	9,442	-	26,500	-	10,830	735	160,236	-
1.05%	3,340	-	2,708	-	1,639	581	23,424	-
1.10%	11,865	-	35,931	-	11,471	1,844	144,616	-
1.15%	11,645	-	31,341	-	9,754	1,207	61,183	-
1.20%	37,191	-	48,294	-	19,347	1,992	174,799	44,340
1.25%	5,137	2,405	11,462	-	3,673	2,379	41,493	-
1.30%	14,881	-	6,633	-	2,678	384	16,026	18,557
1.35%	4,379	-	11,948	-	2,856	668	31,807	13,357
1.40%	3,783	-	13,657	-	5,441	6,842	37,322	7,205
1.45%	237	-	2,209	-	338	214	5,652	145
1.50%	637	1,847	6,111	1,850	1,221	5,519	16,378	765
1.55%	1,217	-	1,795	-	1,910	28	6,881	-
1.60%	2,469	327	10,326	655	7,248	1,403	10,251	32
1.65%	904	1,527	10,285	2,727	962	5,340	18,895	1,969
1.70%	69	-	645	-	155	7	2,112	344
1.75%	1,281	383	5,751	500	1,696	2,542	3,260	223
1.80%	2,085	-	2,902	13	1,566	908	5,117	75
1.85%	783	-	383	-	164	-	854	437
1.90%	-	22	535	266	96	1,004	723	-
1.95%	14	499	2,465	2,697	-	6,385	771	-
2.00%	40	-	413	25	151	213	332	-
2.05%	643	489	2,628	541	8	1,710	3,631	329
2.10%	246	411	1,915	555	-	4,964	220	577
2.15%	-	-	109	-	12	580	215	-
2.20%	802	556	1,926	2,455	1	4,161	3,499	-
2.25%	-	-	3,737	157	4	1,011	4,823	-
2.35%	-	33	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	63	92	34	-	40	-	-
2.50%	-	-	-	-	-	378	-	-
2.60%	-	45	1,807	110	-	4,432	-	-

	$144,649	$8,607	$317,217	$12,585	$108,984	$61,837	$1,096,454	$88,355

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$178,957	$80,958	$-	$373,105	$-	$391,191	$-	$215,271
1.00%	43,986	30,064	-	116,751	-	151,080	-	91,649
1.05%	8,819	4,557	-	16,712	-	22,177	-	15,513
1.10%	115,784	41,131	-	161,732	-	128,152	-	58,527
1.15%	66,127	18,187	-	70,333	-	64,432	-	31,691
1.20%	167,054	61,072	-	206,868	-	208,616	-	126,647
1.25%	25,657	10,365	-	34,220	-	38,732	-	16,875
1.30%	23,612	9,630	-	26,927	-	36,363	-	31,318
1.35%	37,986	14,318	-	48,681	-	36,512	-	27,761

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	46,674	10,836	-	44,733	-	62,415	-	21,280
1.45%	3,386	1,164	-	6,036	-	5,823	-	3,344
1.50%	12,025	2,024	1,111	14,533	3,704	13,838	6,384	17,660
1.55%	7,654	6,746	-	9,408	-	7,281	-	5,344
1.60%	9,753	5,405	49	21,166	850	13,581	3,505	7,100
1.65%	15,369	3,696	830	13,716	2,996	10,967	4,191	21,765
1.70%	2,121	448	-	2,901	-	1,045	-	2,202
1.75%	3,039	5,041	1,243	14,815	1,578	5,502	1,870	10,986
1.80%	9,656	3,314	-	7,541	63	7,767	2,577	7,634
1.85%	781	343	-	2,557	-	1,062	-	3,753
1.90%	588	33	245	430	732	555	2,872	908
1.95%	90	12	1,808	72	1,775	171	3,333	11,811
2.00%	-	28	26	406	91	141	442	65
2.05%	5,835	1,584	956	3,300	749	2,174	2,620	13,139
2.10%	3	-	1,434	-	2,812	83	3,168	3,069
2.15%	4	161	-	196	-	1	404	4
2.20%	768	1,026	574	1,884	2,273	188	4,343	4,757
2.25%	849	-	-	1	-	17	-	-
2.35%	-	-	-	-	111	-	-	106
2.40%	-	-	-	10	-	-	-	-
2.45%	-	-	-	-	-	-	1,912	693
2.50%	-	-	201	-	229	-	686	-
2.60%	-	-	149	-	911	-	864	668

	$786,577	$312,143	$8,626	$1,199,034	$18,874	$1,209,866	$39,171	$751,540

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB

0.95%	$47,865	$1,459,475	$-	$12,677	$60,191	$372,329	$-	$-
1.00%	8,758	652,334	-	2,280	38,053	101,957	-	-
1.05%	1,730	116,473	-	731	8,928	15,606	-	-
1.10%	7,510	492,793	-	7,567	26,715	137,778	-	-
1.15%	10,445	264,255	-	3,742	30,131	65,002	-	-
1.20%	40,719	833,303	-	5,674	52,352	167,767	-	-
1.25%	6,851	160,699	-	2,145	11,511	30,149	163	-
1.30%	2,322	133,045	-	1,494	5,296	21,104	-	-
1.35%	5,518	175,293	-	1,235	14,342	44,335	-	-
1.40%	9,023	206,341	-	933	8,095	35,983	-	-
1.45%	91	33,401	-	155	1,336	8,129	-	-
1.50%	533	56,529	38,066	21	5,226	18,051	4,400	2,054
1.55%	597	29,459	-	101	4,208	7,471	-	-
1.60%	562	59,188	9,886	1,214	2,971	22,870	807	934
1.65%	4,058	58,469	29,249	681	8,004	20,309	4,963	10,463
1.70%	88	9,876	-	190	1,635	1,250	-	-
1.75%	-	27,975	15,703	167	2,502	8,772	203	328
1.80%	5	24,764	9,143	72	2,586	8,969	897	673
1.85%	-	4,857	-	-	3,004	2,451	-	-
1.90%	-	2,590	8,316	-	-	1,050	-	211
1.95%	-	1,901	31,989	5	7,110	7,393	3,789	5,408
2.00%	-	950	1,712	-	32	538	-	-
2.05%	24	8,466	11,168	-	741	4,634	3,169	1,897
2.10%	-	39	19,585	-	829	7,145	1,750	1,680
2.15%	-	11	312	-	-	22	280	-
2.20%	5	5,896	18,983	34	121	7,601	3,326	1,166
2.25%	9,616	55,142	-	-	2,291	158	-	-
2.35%	-	-	2,539	-	-	1,169	-	107
2.40%	-	11	-	-	-	16	-	-
2.45%	-	-	1,701	-	-	273	631	-
2.50%	-	-	915	-	-	886	99	-
2.60%	-	-	3,927	-	-	553	416	302

	$156,320	$4,873,535	$203,194	$41,118	$298,210	$1,121,720	$24,893	$25,223

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$17,614	$194,951	$-	$230,635	$2,447	$56	$41,283	$-
1.00%	7,232	77,587	-	61,074	108	-	10,717	-
1.05%	221	17,330	-	14,418	-	-	948	-
1.10%	13,913	85,580	-	58,712	11,634	-	13,786	-
1.15%	3,160	40,087	-	35,644	5,508	-	5,921	-
1.20%	12,646	108,673	-	161,038	419	-	29,828	-
1.25%	2,033	19,886	-	21,381	93	-	2,528	3,249
1.30%	1,391	22,186	-	19,211	233	-	4,466	-
1.35%	3,599	24,738	-	40,649	10	-	3,547	-
1.40%	3,670	28,503	-	28,021	21	-	4,508	-
1.45%	261	2,425	-	428	-	-	207	-
1.50%	6,554	7,876	3,582	11,542	-	-	975	-
1.55%	2,784	7,851	-	8,706	-	-	1,208	-
1.60%	1,617	8,113	398	9,867	-	268	2,381	-
1.65%	9,129	10,695	2,851	6,158	3	1	389	-
1.70%	608	192	-	345	-	-	834	-
1.75%	2,096	5,467	1,112	5,508	177	2,148	190	-
1.80%	2,364	8,478	520	5,828	-	-	356	-
1.85%	2,696	792	-	2,077	-	-	923	-
1.90%	2,485	25	517	2,131	-	-	-	-
1.95%	16,965	76	1,079	2,908	-	-	1,359	-
2.00%	24	107	82	120	-	-	-	-
2.05%	3,000	3,214	1,667	794	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.10%	3,875	243	8,443	1,471	-	-	100	-
2.15%	-	29	366	3,017	-	-	-	-
2.20%	4,506	106	1,894	2,262	-	-	484	-
2.25%	14,472	9	-	22,520	-	-	-	5,606
2.35%	413	-	952	209	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	362	-	-	453	-	-	-	-
2.50%	162	-	99	-	-	-	-	-
2.60%	710	-	475	59	-	-	-	-

	$140,562	$675,219	$24,037	$757,186	$20,653	$2,473	$126,938	$8,855

	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S

0.95%	$-	$2,279	$73,708	$199,750	$-	$101	$576	$-
1.00%	-	20	27,068	87,357	-	-	-	-
1.05%	-	-	2,466	24,029	-	-	-	-
1.10%	-	13,793	38,077	78,602	-	281	78	-
1.15%	-	6,818	21,407	39,509	-	-	11	-
1.20%	-	718	45,403	116,945	-	-	-	-
1.25%	-	364	13,564	18,206	-	51	-	-
1.30%	-	512	7,522	21,076	-	-	-	-
1.35%	-	-	19,073	22,369	-	-	-	-
1.40%	-	-	13,384	29,851	-	112	345	-
1.45%	-	-	3,258	2,957	-	-	-	-
1.50%	-	-	1,326	8,016	3,071	-	-	682
1.55%	-	-	2,328	4,769	-	278	141	-
1.60%	-	-	6,114	6,080	3,207	-	-	1,440
1.65%	-	15	2,047	6,438	4,826	-	-	304
1.70%	-	-	972	1,562	-	-	-	-
1.75%	4,264	-	6,428	1,139	1,899	-	-	-
1.80%	-	-	439	3,780	354	-	-	143
1.85%	-	-	606	116	-	-	-	-
1.90%	-	-	517	7	36	-	-	-
1.95%	-	-	87	-	2,283	-	-	1,505
2.00%	-	-	-	237	42	-	-	-
2.05%	-	-	1,249	2,135	2,630	-	-	2,030
2.10%	-	-	-	214	5,650	-	-	2,122
2.15%	-	-	-	-	-	-	-	133
2.20%	-	-	973	176	1,077	-	-	1,890
2.25%	-	-	9	2,660	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	1,635	-	-	-
2.50%	-	-	-	-	120	-	-	-
2.60%	-	-	-	-	670	-	-	159

	$4,264	$24,519	$288,025	$677,980	$27,500	$823	$1,151	$10,408

	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$373,996	$-	$-	$12,627	$81,856	$760,314
1.00%	-	97,290	-	-	1,159	38,766	347,936
1.05%	-	25,037	-	-	-	5,289	73,103
1.10%	-	175,527	-	-	83,334	36,384	334,944
1.15%	-	106,701	-	-	32,426	13,677	148,944
1.20%	-	241,523	-	-	3,689	62,247	432,814
1.25%	-	45,036	-	-	1,674	9,645	75,195
1.30%	-	57,207	-	-	3,203	8,580	72,916
1.35%	-	82,192	-	-	39	18,206	101,768
1.40%	-	75,704	-	-	-	14,524	115,925
1.45%	-	9,961	-	-	-	1,832	10,356
1.50%	6,028	11,624	13,588	3,368	-	3,598	27,413
1.55%	-	18,783	-	-	-	4,489	20,139
1.60%	2,102	38,021	4,439	271	-	4,694	41,111
1.65%	5,947	22,055	16,527	2,217	-	2,345	33,206
1.70%	-	2,844	-	-	-	1,278	5,711
1.75%	3,612	33,626	5,389	2,659	-	3,296	18,698
1.80%	778	13,394	728	1,163	-	7,311	13,847
1.85%	-	4,757	-	-	-	2,690	4,339
1.90%	-	-	1,938	-	-	90	599
1.95%	4,504	50	16,050	1,425	-	5,372	3,526
2.00%	434	547	456	51	-	173	409
2.05%	8,526	1,659	13,650	1,620	-	101	6,207
2.10%	6,634	-	8,737	2,099	-	319	176
2.15%	1,021	81	5,188	-	-	1	7
2.20%	2,106	253	4,510	1,242	-	54	1,046
2.25%	-	1,731	-	-	-	-	15,376
2.35%	432	-	467	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	864	-	432	-	-	-	-
2.50%	138	-	230	-	-	-	-
2.60%	462	-	3,231	857	-	-	-

	$43,588	$1,439,599	$95,560	$16,972	$138,151	$326,817	$2,666,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$23,410	$-	$25,470	$-	$10,530	$-	$746
1.00%	-	12,815	-	13,319	-	19,394	-	27
1.05%	-	1,509	-	1,720	-	592	-	-
1.10%	-	13,955	-	18,609	-	14,085	-	5,860
1.15%	-	6,231	-	2,469	-	5,315	-	1,154
1.20%	-	21,821	-	18,104	-	8,605	-	52
1.25%	-	522	183	2,724	692	1,568	2,424	3
1.30%	-	10,563	-	638	-	856	-	-
1.35%	-	1,982	-	1,203	-	1,616	-	-
1.40%	-	3,000	-	1,898	-	694	-	-
1.45%	-	99	-	517	-	-	-	-
1.50%	22,566	958	-	2,936	-	-	-	-
1.55%	-	1,096	-	1,131	-	26	-	-
1.60%	4,205	357	-	1,162	-	17	-	-
1.65%	16,522	7,835	-	365	-	24	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	5,970	1,831	-	-	-	-	-	-
1.80%	5,810	123	-	2,711	-	5	-	-
1.85%	-	-	-	557	-	-	-	-
1.90%	7,196	-	-	-	-	-	-	-
1.95%	10,859	-	-	975	-	-	-	-
2.00%	847	-	-	-	-	-	-	-
2.05%	5,771	-	-	796	-	-	-	-
2.10%	12,204	-	-	-	-	-	-	-
2.15%	-	1	-	-	-	-	-	-
2.20%	8,862	-	-	-	-	-	-	-
2.25%	-	-	1,075	-	2,086	-	2,320	-
2.35%	434	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	970	-	-	-	-	-	-	-
2.50%	111	-	-	-	-	-	-	-
2.60%	5,279	-	-	-	-	-	-	-

	$107,606	$108,108	$1,258	$97,304	$2,778	$63,327	$4,744	$7,842

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$569,669	$-	$179,675	$132,790	$233,202	$148,300	$-	$68,241
1.00%	316,258	-	85,905	35,820	61,350	55,750	-	40,035
1.05%	60,517	-	23,307	8,474	13,676	6,144	-	8,733
1.10%	206,700	-	65,826	32,835	60,712	68,328	-	11,439
1.15%	81,755	-	28,655	19,701	40,231	28,367	-	6,033
1.20%	331,956	-	90,903	270,448	171,407	92,384	-	40,507
1.25%	57,646	-	13,546	6,375	17,979	12,157	6,748	6,050
1.30%	62,962	-	20,529	18,860	27,229	13,705	-	5,897
1.35%	52,255	-	19,611	18,970	23,453	21,878	-	2,625
1.40%	52,323	-	14,905	12,843	32,699	22,571	-	2,842
1.45%	6,339	-	1,103	2,229	1,962	4,456	-	1,285
1.50%	24,374	9,679	6,696	2,792	7,949	3,294	16,509	1,955
1.55%	18,486	-	4,360	2,591	5,071	3,526	-	532
1.60%	10,754	2,530	3,819	3,345	7,845	7,928	6,373	264
1.65%	17,911	7,810	4,916	1,915	4,982	15,694	21,944	1,520
1.70%	3,930	-	106	542	1,706	564	-	88
1.75%	10,036	4,104	5,033	863	10,745	1,039	6,420	306
1.80%	7,387	347	2,268	336	3,693	1,689	2,033	196
1.85%	5,108	-	249	326	258	2,019	-	6
1.90%	415	757	-	-	1,246	597	2,877	-
1.95%	6,084	3,245	8	-	95	4,863	14,009	-
2.00%	247	345	-	11	-	107	3,255	-
2.05%	2,478	3,598	42	3	866	2,665	10,074	851
2.10%	382	5,132	3	-	735	310	17,436	-
2.15%	31	-	-	-	-	14	52	-
2.20%	420	7,306	1,422	178	157	1,075	4,730	686
2.25%	3,218	-	-	-	25,544	9	19,497	-
2.35%	-	-	-	-	-	-	569	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,321	-	-	-	-	3,117	-
2.50%	-	117	-	-	-	-	1,404	-
2.60%	-	1,710	-	-	-	-	1,642	-

	$1,909,641	$48,001	$572,887	$572,247	$754,792	$519,433	$138,689	$200,091

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$93,799	$41,757	$120,544	$-	$64,830	$28,702	$-
1.00%	-	31,952	15,692	51,883	-	17,895	14,605	-
1.05%	-	7,431	2,830	12,447	-	2,055	1,200	-
1.10%	-	41,970	17,086	51,236	-	20,366	11,351	-
1.15%	-	19,875	10,214	27,095	-	10,847	4,739	-
1.20%	-	77,874	24,554	132,165	-	39,761	22,037	-
1.25%	-	11,727	5,301	16,900	6,492	11,819	5,937	363
1.30%	-	11,456	4,252	45,055	-	3,296	2,765	-
1.35%	-	13,838	8,592	60,022	-	5,644	7,400	-
1.40%	-	28,459	5,403	24,878	-	6,221	6,214	-
1.45%	-	2,024	909	10,121	-	2,205	2,928	-
1.50%	7,445	3,621	245	6,038	-	867	1,263	-
1.55%	-	2,852	56	2,898	-	1,301	1,592	-
1.60%	6,165	2,939	5,302	5,253	-	3,486	6,952	-
1.65%	15,523	3,889	1,597	26,922	-	1,430	492	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.70%	-	420	287	1,900	-	34	-	-
1.75%	3,424	2,657	1,796	3,665	-	825	1,426	-
1.80%	1,206	2,407	467	6,184	-	821	74	-
1.85%	-	1,153	381	3,447	-	242	101	-
1.90%	2,186	-	-	-	-	-	82	-
1.95%	10,593	66	2	5,681	-	20	81	-
2.00%	1,012	154	-	354	-	-	206	-
2.05%	3,230	504	403	97	-	-	1,417	-
2.10%	5,256	230	-	316	-	-	-	-
2.15%	151	1	-	-	-	-	1	-
2.20%	6,681	523	-	63	-	5	4	-
2.25%	-	-	752	8,027	3,901	-	-	-
2.35%	60	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,610	-	-	-	-	-	-	-
2.50%	299	-	-	-	-	-	-	-
2.60%	1,072	-	-	-	-	-	-	-

	$65,913	$361,821	$147,878	$623,191	$10,393	$193,970	$121,569	$363

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS

0.95%	$23,812	$192,950	$11,472	$59,534	$-	$14	$-	$-
1.00%	11,834	63,527	4,990	22,601	-	-	-	-
1.05%	1,535	11,306	431	6,381	-	-	-	-
1.10%	7,745	58,404	3,803	30,199	-	-	2	-
1.15%	4,496	31,254	1,056	25,939	-	-	-	-
1.20%	12,132	129,092	7,466	74,638	-	83	-	-
1.25%	6,286	17,295	1,871	12,523	-	235	-	43
1.30%	13,008	33,457	2,816	12,653	-	-	-	-
1.35%	3,860	30,131	3,635	14,014	-	-	-	-
1.40%	10,831	33,593	2,374	7,946	-	-	-	-
1.45%	275	3,818	531	572	-	-	-	-
1.50%	606	4,876	221	4,924	-	-	-	-
1.55%	487	9,966	404	989	-	-	-	-
1.60%	2,425	5,755	5,357	3,303	522	1,394	421	-
1.65%	364	13,650	441	8,225	-	385	-	-
1.70%	85	4,297	85	41	-	-	-	-
1.75%	1,180	5,765	-	4,319	2,916	3,941	550	-
1.80%	73	3,193	120	2,703	-	-	-	-
1.85%	327	6,167	328	69	-	-	-	-
1.90%	-	-	-	137	-	-	-	-
1.95%	1,096	15,408	1,177	4,171	-	-	-	-
2.00%	-	-	-	695	-	-	-	-
2.05%	-	190	71	424	-	-	-	-
2.10%	38	1,167	38	6,351	-	-	-	-
2.15%	1	-	-	15	-	-	-	-
2.20%	3	125	3	1,523	-	-	-	-
2.25%	-	-	-	5,615	-	-	-	-
2.35%	-	-	-	68	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	125	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$102,499	$675,386	$48,690	$310,697	$3,438	$6,052	$973	$43

	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3

0.95%	$5,303	$26,284	$3,766	$273,568	$162,610	$-	$7,841
1.00%	1,787	17,219	231	64,343	43,929	-	2,397
1.05%	-	5,080	-	13,753	6,033	-	152
1.10%	1,789	10,272	17,373	116,515	92,354	-	1,921
1.15%	220	2,585	11,743	59,858	41,376	-	1,117
1.20%	1,432	35,506	617	195,561	130,904	-	3,498
1.25%	514	1,555	589	32,565	19,665	-	233
1.30%	581	743	364	29,016	17,236	-	198
1.35%	3,565	643	102	39,797	39,267	-	1,337
1.40%	391	1,546	-	55,377	37,299	-	3,014
1.45%	-	17	-	3,345	2,191	-	518
1.50%	1,467	23	-	18,049	8,272	7,280	98
1.55%	-	380	-	5,288	7,701	-	-
1.60%	1,216	1,220	-	22,064	15,267	2,401	-
1.65%	1,146	486	-	20,568	15,342	4,603	-
1.70%	-	411	-	1,915	601	-	102
1.75%	1,168	1,005	-	12,417	7,650	3,292	79
1.80%	-	28	-	7,580	10,173	4,001	123
1.85%	-	-	-	1,493	672	-	11
1.90%	1,409	251	-	5,016	763	786	-
1.95%	768	-	-	7,110	62	5,708	-
2.00%	324	-	-	1,628	1,751	-	-
2.05%	1,254	103	-	10,880	543	2,644	-
2.10%	144	360	-	5,709	612	3,362	-
2.15%	285	-	-	575	-	989	-
2.20%	293	-	-	8,716	420	3,906	9
2.25%	-	785	4	1	18	-	-
2.35%	-	-	-	183	-	915	-
2.40%	-	-	-	-	11	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	210	216	-	-	1,734	-	204	-
2.50%	-	-	-	-	679	-	-	-
2.60%	134	-	-	-	2,201	-	193	-

	$25,400	$106,718	$7	$34,789	$1,017,504	$662,722	$40,284	$22,648

	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS

0.95%	$215	$-	$324,142	$-	$26,062	$-	$193,190	$-
1.00%	65	-	167,456	-	13,151	-	104,993	-
1.05%	-	-	22,793	-	1,496	-	16,382	-
1.10%	263	-	131,225	-	20,547	-	95,165	-
1.15%	47	-	70,064	-	1,848	-	43,985	-
1.20%	77	-	190,402	-	13,531	-	119,219	-
1.25%	15	317	38,425	-	4,787	2,290	28,767	-
1.30%	122	-	31,084	-	1,085	-	18,988	-
1.35%	-	-	53,874	-	4,972	-	21,974	-
1.40%	30	-	47,514	-	1,812	-	26,909	-
1.45%	-	-	8,999	-	68	-	4,381	-
1.50%	86	-	16,105	9,357	1,818	-	6,886	10,583
1.55%	137	-	7,591	-	1,935	-	2,071	-
1.60%	-	-	7,909	3,129	410	-	6,211	5,272
1.65%	-	-	17,777	12,727	900	-	9,670	22,458
1.70%	-	-	1,571	-	313	-	910	-
1.75%	-	-	10,082	4,899	838	-	1,724	3,812
1.80%	-	-	10,364	1,036	129	-	3,208	441
1.85%	-	-	1,084	-	302	-	669	-
1.90%	-	-	777	1,352	-	-	1,061	1,514
1.95%	-	-	74	3,018	-	-	98	12,038
2.00%	-	-	215	170	-	-	-	81
2.05%	-	-	413	2,241	-	-	70	3,701
2.10%	-	-	-	6,048	-	-	-	6,145
2.15%	-	-	-	-	30	-	-	-
2.20%	-	-	893	2,621	-	-	813	4,490
2.25%	-	-	3,825	-	-	-	11	-
2.35%	-	-	-	552	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	624	-	-	-	1,780
2.50%	-	-	-	-	-	-	-	1,340
2.60%	-	-	-	723	-	-	-	855

	$1,057	$317	$1,164,658	$48,497	$96,034	$2,290	$707,355	$74,510

	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2

0.95%	$29,552	$104,310	$1,570	$5,278	$8,820	$-	$-	$-
1.00%	10,438	42,592	56	163	4,271	-	-	-
1.05%	1,567	11,765	-	-	33	-	-	-
1.10%	7,915	34,514	5,695	17,947	4,930	-	-	-
1.15%	3,234	23,037	2,368	6,262	3,464	-	-	-
1.20%	18,279	112,891	83	154	1,129	-	-	-
1.25%	1,315	5,423	339	465	69	140	-	-
1.30%	15,789	13,654	493	172	50	-	-	-
1.35%	2,596	12,025	-	-	238	-	-	-
1.40%	8,578	15,365	-	-	583	-	-	-
1.45%	561	795	-	-	1,356	-	-	-
1.50%	176	3,291	-	-	513	-	3,179	19,338
1.55%	1,435	5,325	-	-	900	-	-	-
1.60%	319	11,937	-	-	135	-	1,577	6,718
1.65%	223	3,436	-	-	43	-	1,523	21,446
1.70%	786	986	-	-	428	-	-	-
1.75%	96	2,699	-	-	289	-	1,286	8,363
1.80%	76	4,436	-	-	-	-	1,246	2,679
1.85%	875	1,267	-	-	483	-	-	-
1.90%	-	52	-	-	-	-	2,022	7,599
1.95%	2,961	1,866	-	-	1,629	-	4,619	20,557
2.00%	-	-	-	-	-	-	725	899
2.05%	-	-	-	-	-	-	3,039	5,242
2.10%	283	73	-	-	201	-	1,926	13,768
2.15%	-	-	-	-	-	-	677	2,532
2.20%	7	3,611	-	-	-	-	2,137	8,343
2.25%	-	4,732	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	303
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	618	1,446
2.50%	-	-	-	-	-	-	81	614
2.60%	-	-	-	-	-	-	303	4,142

	$107,061	$420,082	$10,604	$30,441	$29,564	$140	$24,958	$123,989

	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$63	$656	$4,114	$146	$-	$675	$31
1.00%	-	-	285	1,400	-	-	-	-
1.05%	-	-	-	62	-	-	-	-
1.10%	-	56	538	1,805	258	-	682	972
1.15%	-	347	859	155	-	-	153	61
1.20%	-	-	2,538	3,338	-	-	-	14
1.25%	873	-	408	1,433	-	-	112	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.30%	-	58	70	28	-	-	35	-
1.35%	-	-	170	2,411	85	-	17	-
1.40%	-	55	153	988	1,729	-	-	-
1.45%	-	-	-	-	256	-	-	-
1.50%	-	-	2,394	1,431	-	1,571	-	-
1.55%	-	-	40	26	1,762	-	138	-
1.60%	-	132	516	-	-	859	-	-
1.65%	-	-	1,705	900	-	730	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	730	101	-	862	-	-
1.80%	-	-	284	117	-	153	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	79	68	-	879	-	-
1.95%	-	-	1,536	190	-	2,969	-	-
2.00%	-	-	-	34	-	-	-	-
2.05%	-	-	453	738	-	1,806	-	-
2.10%	-	-	377	116	-	2,596	-	-
2.15%	-	-	543	165	-	16	-	-
2.20%	-	-	2,182	340	-	318	-	-
2.25%	-	-	270	304	-	-	-	-
2.35%	-	-	245	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	325	161	-	1,398	-	-
2.50%	-	-	-	189	-	119	-	-
2.60%	-	-	100	-	-	376	-	-

	$873	$711	$17,456	$20,614	$4,236	$14,652	$1,812	$1,174

	IVRE	VYDS	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP

0.95%	$269	$2,651	$237	$-	$162	$18	$1,626	$477
1.00%	5	8,026	66	-	-	-	102	10
1.05%	-	317	-	-	-	-	-	-
1.10%	2,459	13,581	7,008	1,529	1,006	708	5,982	2,940
1.15%	1,032	1,966	3,524	770	189	418	1,090	478
1.20%	6	8,865	175	109	-	30	750	3
1.25%	94	1,627	45	-	166	58	-	-
1.30%	64	3,203	18	268	65	52	32	158
1.35%	-	430	-	-	-	-	-	-
1.40%	-	791	-	-	-	-	-	-
1.45%	-	118	-	-	-	-	-	-
1.50%	-	503	-	-	-	-	-	-
1.55%	-	522	-	-	-	-	-	-
1.60%	-	2,365	-	-	-	-	-	-
1.65%	-	149	-	-	-	-	-	-
1.70%	-	715	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,929	$45,829	$11,073	$2,676	$1,588	$1,284	$9,582	$4,066

	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWEMR	VWEM

0.95%	$762	$1,786	$57	$-	$20,655	$55,315	$65,181
1.00%	22	115	-	-	6,847	24,780	22,051
1.05%	-	-	-	-	1,669	5,347	4,535
1.10%	6,227	13,273	996	177	3,477	14,358	16,861
1.15%	3,694	7,900	82	1	1,174	5,100	8,727
1.20%	332	795	-	-	8,283	53,677	32,382
1.25%	83	827	-	71	745	3,024	4,076
1.30%	256	145	-	-	1,626	14,911	5,906
1.35%	-	-	-	-	1,956	5,727	3,748
1.40%	-	-	-	-	3,279	5,627	2,177
1.45%	-	-	-	-	2	556	966
1.50%	-	-	-	-	131	870	5,321
1.55%	-	-	-	-	372	1,594	689
1.60%	-	-	-	-	834	589	598
1.65%	-	-	-	-	1,033	855	873
1.70%	-	-	-	-	-	10	160
1.75%	-	-	-	-	1,164	1,165	126
1.80%	-	-	-	-	160	672	288
1.85%	-	-	-	-	20	19	18
1.90%	-	-	-	-	11	34	-
1.95%	-	-	-	-	732	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	516	346	685
2.10%	-	-	-	-	130	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	168	-	617
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	5	-	-

	$11,376	$24,841	$1,135	$249	$54,989	$194,576	$175,985

	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$141,939	$66,325	$621,198	$172,248	$343,959	$404,612	$70,609	$31,049
1.00%	69,309	18,940	47,384	5,456	13,641	16,063	1,546	769
1.05%	12,736	4,009	10,919	1,613	3,491	3,659	104	37
1.10%	39,285	17,444	783,850	193,424	354,770	466,987	70,554	51,333
1.15%	22,056	7,319	342,522	95,957	158,353	189,594	35,650	21,693
1.20%	106,866	27,356	106,906	6,969	13,167	14,348	2,250	2,021
1.25%	9,976	1,876	53,843	11,946	24,062	23,614	3,805	2,752
1.30%	22,126	2,965	19,424	3,255	4,021	2,340	740	25
1.35%	16,679	7,408	44,221	8,134	9,926	19,895	4,382	1,374
1.40%	16,825	7,015	166,218	31,793	85,585	64,837	10,976	2,935
1.45%	2,102	-	61,899	12,778	21,875	32,498	5,154	1,162
1.50%	4,736	-	25,366	2,867	10,515	17,865	1,756	242
1.55%	4,435	-	106,763	14,340	32,329	47,222	9,962	7,264
1.60%	3,089	1,217	57,439	13,083	33,198	31,156	8,135	1,514
1.65%	4,026	28	23,684	7,584	11,953	17,896	1,698	847
1.70%	648	42	3,997	742	1,065	185	591	114
1.75%	3,224	-	3,776	1,172	2,233	1,740	-	-
1.80%	5,496	286	8,243	1,577	3,308	3,820	538	1,016
1.85%	2,208	26	6,768	2,090	960	3,414	107	120
1.90%	113	-	130	22	334	215	-	-
1.95%	4,387	-	20,214	1,207	890	1,214	-	-
2.00%	-	-	3,738	324	7,581	1,957	308	279
2.05%	3,377	237	877	4	46	111	11	84
2.10%	408	-	211	39	58	65	-	319
2.15%	-	-	-	80	493	-	-	-
2.20%	1,418	32	688	-	-	-	-	-
2.25%	175	-	224	34	3,184	2,373	9	1
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	5	-	-	-	-	-	-	-

	$497,644	$162,525	$2,520,502	$588,738	$1,140,997	$1,367,680	$228,885	$126,950

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$4,566	$92,568	$424,305	$253,554	$130,668	$57,990	$1,993	$14,677
1.00%	830	1,556	15,036	9,808	2,907	1,012	95	127
1.05%	-	419	2,566	1,536	1,852	55	-	149
1.10%	728	137,725	454,590	306,185	151,938	69,732	5,091	19,182
1.15%	977	47,188	199,017	144,582	52,945	27,805	615	8,164
1.20%	112	6,001	17,627	9,373	6,850	2,543	22	1,546
1.25%	-	5,826	24,826	19,059	5,987	2,964	132	884
1.30%	14	1,098	4,809	2,888	160	298	25	461
1.35%	-	4,378	20,039	8,787	3,793	2,070	317	1,059
1.40%	197	35,440	78,363	46,040	21,703	11,068	512	2,907
1.45%	294	9,156	43,540	14,293	6,037	1,044	27	383
1.50%	169	1,940	22,974	8,924	12,459	1,685	134	87
1.55%	247	34,938	44,248	26,978	16,359	9,325	48	1,013
1.60%	-	8,284	35,080	24,366	7,316	1,829	112	764
1.65%	1	1,831	27,116	3,681	3,176	734	-	14
1.70%	-	515	1,242	692	611	142	-	22
1.75%	-	114	2,181	56	-	72	-	37
1.80%	-	2,143	3,952	2,361	1,059	585	-	-
1.85%	-	2,562	3,858	952	1,372	441	-	1,810
1.90%	-	7	317	113	119	-	-	-
1.95%	-	3,351	1,880	390	2,771	-	-	-
2.00%	-	1,411	1,519	510	2,567	247	-	287
2.05%	-	6	59	15	4	4	-	-
2.10%	-	54	36	-	-	-	-	-
2.15%	-	-	102	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	9	1,775	1,621	17	4,040	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$8,144	$400,286	$1,430,903	$885,160	$436,693	$191,645	$9,123	$53,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$51,925	$91,452	$23,896	$240,204	$224,129	$22,780	$155,074	$3
1.00%	788	4,165	1,148	5,033	6,057	1,629	986	-
1.05%	437	2,792	33	1,003	1,583	317	831	-
1.10%	62,479	76,244	45,822	305,408	248,972	37,922	212,716	-
1.15%	23,774	62,672	12,206	112,627	105,781	12,643	104,263	-
1.20%	2,987	1,990	1,743	12,127	10,250	1,166	6,231	242
1.25%	3,628	5,534	1,673	10,506	14,212	2,166	8,752	-
1.30%	1,194	2,357	43	2,686	946	281	1,067	-
1.35%	1,817	4,701	3,247	14,133	12,016	2,110	9,602	-
1.40%	12,252	14,998	7,769	52,133	41,612	3,908	36,361	-
1.45%	2,732	6,528	440	7,506	4,738	1,173	22,188	-
1.50%	1,676	6,259	880	9,314	11,776	514	8,069	-
1.55%	6,668	9,105	6,667	39,351	22,233	2,684	18,159	-
1.60%	4,543	14,954	1,955	18,525	11,953	1,743	23,852	1,200
1.65%	3,491	1,144	587	5,955	6,452	437	12,584	16
1.70%	534	358	95	367	509	253	592	-
1.75%	65	-	-	430	209	-	1,014	3,088
1.80%	520	5,810	314	3,280	3,207	37	1,591	-
1.85%	1,235	186	592	2,618	3,375	698	2,571	-
1.90%	5	47	-	104	113	-	146	-
1.95%	71	885	-	2,464	937	-	2,032	-
2.00%	1,000	2,553	37	1,441	981	325	2,258	-
2.05%	4	-	2	6	4	4	27	-
2.10%	-	-	-	64	35	-	51	-
2.15%	-	-	-	58	-	-	74	-
2.20%	-	-	-	-	-	-	-	-
2.25%	862	2,180	100	67	996	-	809	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$184,687	$316,914	$109,249	$847,410	$733,076	$92,790	$631,900	$4,549

	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	AVB

0.95%	$33,241	$1,065	$5,033	$12,603	$7,867	$16,700	$234
1.00%	8,228	422	1,670	6,802	2,514	6,550	-
1.05%	2,476	228	398	1,701	714	4,152	-
1.10%	4,799	263	325	2,813	3,727	707	374
1.15%	3,133	263	1	375	1,525	332	107
1.20%	20,997	1,545	594	4,501	4,448	7,950	-
1.25%	2,533	149	-	1,576	757	950	33
1.30%	1,233	138	-	1,859	1,185	1,350	14
1.35%	3,722	51	15	426	1,248	143	9
1.40%	2,785	234	-	699	829	149	1
1.45%	2	49	-	83	231	40	-
1.50%	1,983	170	-	296	7	-	-
1.55%	1,210	16	-	65	235	7	83
1.60%	515	-	4	142	677	-	-
1.65%	8,784	-	-	303	102	-	-
1.70%	246	2	-	12	45	9	-
1.75%	-	-	1	-	190	-	-
1.80%	27	-	-	437	129	-	-
1.85%	-	-	-	7	86	6	-
1.90%	87	-	-	-	-	-	-
1.95%	2	-	-	-	35	-	-
2.00%	-	-	-	-	-	-	-
2.05%	2,020	-	-	35	119	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	38	21	-	-
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

	$98,023	$4,595	$8,041	$34,773	$26,691	$39,045	$855

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $57,410,587 and $82,578,286, respectively, and total transfers from the Account to the fixed account were $164,303,670 and $156,242,720, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For contracts with the Extra Value option, the Company contributed $110 and $908 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For guaranteed minimum death benefits, the Company contributed $11,966,193 and $19,125,930 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$6,061,634,298	$0	$0	$6,061,634,298
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	$10,516	$181,004
Sterling Capital Select Equity VIF (BBGI)	140,210	596,676
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	14,485,618	4,365,746
Stock Index Fund, Inc. - Initial Shares (DSIF)	24,523,778	76,674,177
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	2,114,116	7,971,928
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	640	14,877
VA International Equity Fund (HVIE)	238,155	166,558
VA Situs Fund (HVSIT)	1,386,969	930,055
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,499,320	2,854,969
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,346	39,252
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,937,900	33,669,545
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	6,439,161	10,469,336
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	61,542	3,336,773
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,158,891	35,247,369
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,191,440	13,409,964
Investors Growth Stock Series - Service Class (MIGSC)	1,279	19,632
Mid Cap Growth Series - Service Class (MMCGSC)	2,738	415,244
New Discovery Series - Service Class (MNDSC)	167,442	466,850
Value Series - Service Class (MVFSC)	12,547,501	15,825,294
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	5,116,934	928,679
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,473,351	69,998,761
Core Plus Fixed Income Portfolio - Class II (MSVF2)	32,616	81,977
Emerging Markets Debt Portfolio - Class I (MSEM)	791,455	2,674,982
Mid Cap Growth Portfolio - Class I (MSVMG)	186	22,295
U.S. Real Estate Portfolio - Class I (MSVRE)	33,774	238,618
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	4,487,408	40,017,348
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,351	910,620
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,386,279	6,758,682
American Funds NVIT Bond Fund - Class II (GVABD2)	2,277,179	7,678,867
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,565,783	7,079,706
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,888,431	9,318,263
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,260,082	2,836,617
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,615,496	7,812,357
Federated NVIT High Income Bond Fund - Class III (HIBF3)	12,786,078	16,899,081
NVIT Emerging Markets Fund - Class I (GEM)	76,017	510,861
NVIT Emerging Markets Fund - Class III (GEM3)	2,378,684	16,292,020
NVIT Emerging Markets Fund - Class VI (GEM6)	55,724	271,972
NVIT International Equity Fund - Class I (GIG)	7,061,369	1,431,111
NVIT International Equity Fund - Class III (GIG3)	5,604,649	7,091,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	56,081	11,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,892,113	17,822,951
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,440,887	1,748,123
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	852	2,600
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	612,450	373,335
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,159,518	4,600,276
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,220,804	1,263,657
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	7,936,444	7,023,135
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,742,577	6,328,357
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,606,575	2,368,531
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,161,220	1,702,488
NVIT Core Bond Fund - Class I (NVCBD1)	3,746,539	3,000,741
NVIT Core Bond Fund - Class II (NVCBD2)	188,549	98,725
NVIT Core Plus Bond Fund - Class II (NVLCP2)	4,806,422	2,738,704
NVIT Fund - Class I (TRF)	1,542,818	21,940,499
NVIT Fund - Class II (TRF2)	5,697	152,853
NVIT Government Bond Fund - Class I (GBF)	20,874,773	65,721,558
NVIT Government Bond Fund - Class II (GBF2)	262,356	2,608,823
American Century NVIT Growth Fund - Class I (CAF)	3,059,367	6,107,276
NVIT International Index Fund - Class VIII (GVIX8)	5,419,822	1,978,450
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,553,113	12,001,191
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,495,691	1,040,990
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	168,427	234,718
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,580,968	13,677,553
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,953,877	57,144,189
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,633,453	30,939,223
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,980,941	17,880,447
NVIT Mid Cap Index Fund - Class I (MCIF)	6,354,334	26,940,754
NVIT Money Market Fund - Class I (SAM)	155,153,493	178,953,316
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,500	1,883
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,325,751	11,256,314
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	51	241
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	823,547	3,693,760
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	17,955	117,566
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,902,407	8,821,728
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	13	338,178
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,930,254	3,350,364
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	164,299	1,147,515
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,147,808	25,319,393
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	350,916	2,251,340
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,216,870	15,704,392
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,484,359	9,578,042
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	14,028	147,196
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	953,105	24,405,301
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	18,128	413,581
NVIT Multi-Manager Small Company Fund - Class I (SCF)	714,441	24,171,004
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	89,187	974,577
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,581,196	18,041,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,153,342	9,132,090
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,022,419	116,789,339
NVIT Large Cap Growth Fund - Class II (NVOLG2)	146,886	3,382,593
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,330,071	1,421,750
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	3,282,463	7,236,636
NVIT Real Estate Fund - Class I (NVRE1)	4,216,653	21,228,647
VPS Growth and Income Portfolio - Class B (ALVGIB)	46,032	285,980
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	11,928	528,720
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,771,828	4,328,852
VP Income & Growth Fund - Class I (ACVIG)	1,937,841	12,966,624
VP Income & Growth Fund - Class II (ACVIG2)	33,206	505,142
VP Inflation Protection Fund - Class II (ACVIP2)	20,731,080	17,549,313
VP International Fund - Class I (ACVI)	173,194	492,029
VP International Fund - Class III (ACVI3)	5,123	20,133
VP Mid Cap Value Fund - Class I (ACVMV1)	4,758,007	3,857,518
VP Mid Cap Value Fund - Class II (ACVMV2)	26,004	82,736
VP Ultra(R) Fund - Class I (ACVU1)	-	13,427
VP Value Fund - Class I (ACVV)	188,911	364,397
VP Value Fund - Class II (ACVV2)	2	414
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,556,777	7,187,739
Appreciation Portfolio - Initial Shares (DCAP)	8,918,958	9,908,181
Appreciation Portfolio - Service Shares (DCAPS)	312,492	668,774
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	35,061	73,522
International Value Portfolio - Initial Shares (DVIV)	2,184	15,009
Capital Appreciation Fund II - Service Shares (FCA2S)	3,915	83,068
High Income Bond Fund II - Service Shares (FHIBS)	499,818	742,634
Quality Bond Fund II - Primary Shares (FQB)	7,630,978	27,724,555
Quality Bond Fund II - Service Shares (FQBS)	495,185	1,591,966
Contrafund Portfolio - Service Class 2 (FC2)	-	9,757
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	33,889	261,918
VIP Fund - Contrafund Portfolio - Service Class (FCS)	333,848	2,137,209
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,525,873	10,142,315
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	6,690,892	47,277,675
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	215,610	1,850,246
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	3,912,459	2,653,259
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,550	10,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,868,615	1,789,289
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,040	18,126
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	3,350,389	1,865,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	233,453	270,869
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	72,342	166,578
VIP Fund - Growth Portfolio - Service Class (FGS)	7,457,569	32,871,164
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	96,221	580,010
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,405,530	13,169,586
VIP Fund - High Income Portfolio - Service Class R (FHISR)	48,241,371	51,574,055
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	10,344,797	21,063,706
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,228,857	15,020,612
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	233,054	2,490,068
VIP Fund - Overseas Portfolio - Service Class (FOS)	290,709	3,990,168
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	175,832	1,022,167
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,666,964	7,756,229
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	578,904	4,371,995
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,607,683	10,974,297
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	105,051	94,576
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	11,662,254	19,714,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	3,669,175	8,456,694
Templeton Foreign Securities Fund - Class 2 (TIF2)	947	3,486
Templeton Foreign Securities Fund - Class 3 (TIF3)	3,237,278	3,767,282
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	12,636,142	12,159,313
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,920,361	2,143,079
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,571,833	9,262,614
Guardian Portfolio - I Class Shares (AMGP)	1,006	9,493
International Portfolio - S Class Shares (AMINS)	-	77
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	87,442	249,228
Partners Portfolio - I Class Shares (AMTP)	12,130	21,639
Regency Portfolio - S Class Shares (AMRS)	12	1,112
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,483,265	2,864,772
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,997,991	3,139,089
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	1,656
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	87,503	641,382
Global Securities Fund/VA - Class 3 (OVGS3)	3,147,567	18,896,233
Global Securities Fund/VA - Non-Service Shares (OVGS)	914,540	15,437,055
Global Securities Fund/VA - Service Class (OVGSS)	25,627	752,681
High Income Fund/VA - Class 3 (OVHI3)	1,041,088	2,694,357
High Income Fund/VA - Non-Service Shares (OVHI)	11,078	61,318
High Income Fund/VA - Service Class (OVHIS)	2,617	3,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	26,145,154	47,127,022
Main Street Fund(R)/VA - Service Class (OVGIS)	101,947	606,880
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	13,102,994	10,727,417
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,007	36,293
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,406,045	17,581,347
Global Strategic Income Fund/VA: Service Shares (OVSBS)	709,582	1,390,050
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	7,214,686	4,820,409
Low Duration Portfolio - Advisor Class (PMVLAD)	18,026,348	12,973,874
Real Return Portfolio - Administrative Class (PMVRRA)	985,715	665,928
Total Return Portfolio - Administrative Class (PMVTRA)	775,296	976,068
Total Return Portfolio - Advisor Class (PMVTRD)	7,680,911	1,342,819
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281	1,066
Capital Growth Portfolio - Class II (ACEG2)	103,504	408,611
Comstock Portfolio - Class II (ACC2)	162,546	1,811,290
V.I. Basic Value Fund - Series II (AVBV2)	1,440	6,937
V.I. Capital Appreciation Fund - Series I (AVCA)	2,582	46,932
V.I. Capital Appreciation Fund - Series II (AVCA2)	166,132	223,729
V.I. Capital Development Fund - Series II (AVCD2)	1,527,672	1,365,325
V.I. Core Equity Fund - Series I (AVGI)	20,287	363,443
V.I. Core Equity Fund - Series II (AVCE2)	74,209	232,958
V.I. Equity and Income Fund - Series I (IVKEI1)	288,420	26,752
V.I. Global Health Care Fund - Series I (IVHS)	41,580	62,561
V.I. Global Real Estate Fund - Series I (IVRE)	231,229	241,900
Diversified Stock Fund Class A Shares (VYDS)	48,008	1,105,354
Micro-Cap Portfolio - Investment Class (ROCMC)	150,343	221,106
Series D (Global Series) (SBLD)	38,651	15,222
Series J (Mid Cap Growth Series) (SBLJ)	21,124	35,749
Series N (Managed Asset Allocation Series) (SBLN)	2,280	44,122
Series O (All Cap Value Series) (SBLO)	152,245	414,206
Series P (High Yield Series) (SBLP)	192,178	204,191
Series Q (Small Cap Value Series) (SBLQ)	340,577	458,233
Series V (Mid Cap Value Series) (SBLV)	323,168	632,158
Series X (Small Cap Growth Series) (SBLX)	46,405	79,187
Series Y (Select 25 Series) (SBLY)	13,744	16,399
Blue Chip Growth Portfolio - II (TRBCG2)	1	1
Equity Income Portfolio - II (TREI2)	1,586	2,342
Health Sciences Portfolio - II (TRHS2)	10,423,898	3,793,554
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	2,093,411	7,973,010
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	540,056	3,514,298
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	10,355,041	15,601,914
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	735,102	2,762,949
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	5,545,574	57,364,112
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	5,490,805	12,629,514
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	6,876,846	24,340,416
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	5,085,135	29,604,174
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,492,661	5,498,133
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,849,007	4,634,634
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)	1,837,127	440,542
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	458,597	12,441,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,308,138	30,985,415
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	11,142,576	23,693,867
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	361,057	12,076,983
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	1,000,986	4,681,872
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)	3,144,171	767,157
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	333,879	1,719,399
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	2,566,443	6,315,636
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	21,548,037	24,080,186
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	554,767	3,054,707
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,109,246	20,081,344
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,063,724	16,810,627
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	806,038	2,432,018
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	917,671	13,819,861
Advantage VT Opportunity Fund - Class 2 (SVOF)	108,348	113,670
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	35,408,278	39,917,032
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	156,581	1,619,578
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	316,860	1,245,473
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	44,468	7,116,175
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	145,108	5,164,448
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	138,709	4,646,618
V.I. Basic Balanced Fund - Series I(obsolete) (AVB)	80,028	290,516

Total	$928,919,352	$2,131,042,641

(5)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2011	0.95% to 1.70%	50,679	$10.65 to $ 9.86	$517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
Sterling Capital Select Equity VIF (BBGI)
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
VA International Equity Fund (HVIE)
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.95% to 2.20%	2,777,451	$20.42 to $ 18.06	$55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.30 to 26.59	178,045,971	0.44%	26.85% to 24.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
Investors Growth Stock Series - Service Class (MIGSC)
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
2007	1.25% to 2.25%	20,042	13.07 to 12.50	261,817	0.09%	9.63% to 8.51%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
New Discovery Series - Service Class (MNDSC)
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
Value Series - Service Class (MVFSC)
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.95% to 2.25%	9,880,961	$13.99 to $13.50	$137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.40%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.95% to 2.20%	523,208	$ 10.97 to $ 9.51	$5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
NVIT International Equity Fund - Class III (GIG3)
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2011	1.50% to 2.50%	79,379	$ 11.57 to $ 11.14	$904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Fund - Class I (TRF)
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.50 to 11.15	279,523,271	1.05%	7.15% to 5.36%
NVIT Fund - Class II (TRF2)
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
NVIT Government Bond Fund - Class II (GBF2)
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.40% to 16.62%
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.60%	15,869,278	$12.27 to $ 11.63	$212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 2.60%	390,315	$ 8.27 to $ 7.78	$3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.50% to 2.60%	708,208	$ 13.25 to $ 12.86	$9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0% to -1.13%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
VP Income & Growth Fund - Class II (ACVIG2)
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
VP International Fund - Class I (ACVI)
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
VP International Fund - Class III (ACVI3)
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.95% to 2.20%	958,698	$12.02 to $ 11.18	$11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.90%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
VP Value Fund - Class I (ACVV)
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
Appreciation Portfolio - Service Shares (DCAPS)
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
International Value Portfolio - Initial Shares (DVIV)
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	1.50% to 2.60%	50,099	$ 10.35 to $ 9.28	$ 496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
High Income Bond Fund II - Service Shares (FHIBS)
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
Quality Bond Fund II - Service Shares (FQBS)
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
Fidelity(R) VIP Fund - Value Strategies Portfolio -Service Class 2 (FVSS2)
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
VIP Fund -Equity-Income Portfolio - Service Class 2 (FEI2)
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.95% to 1.95%	763,176	$10.88 to $ 10.27	$8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 2.20%	1,153,475	$12.51 to $ 8.96	$14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.10 to 14.75	31,684,564	0.95%	4.59% to 3.02%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.95% to 2.35%	2,113,398	$ 10.75 to $ 9.50	$22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
Partners Portfolio - I Class Shares (AMTP)
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
Regency Portfolio - S Class Shares (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	1.50% to 2.60%	125,525	$14.25 to $ 12.79	$1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.60 to 9.52	1,752,944	0.00%	-4.00% to -4.85%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
High Income Fund/VA - Service Class (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.14% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****
Low Duration Portfolio -Advisor Class (PMVLAD)
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.95% to 1.30%	86,160	$14.23 to $ 13.96	$1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
Capital Growth Portfolio - Class II (ACEG2)
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
Comstock Portfolio - Class II (ACC2)
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
V.I. Basic Value Fund -Series II (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
V.I. Core Equity Fund - Series II (AVCE2)
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
V.I. Equity and Income Fund - Series I (IVKEI1)
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Global Health Care Fund - Series I (IVHS)
2011	0.95% to 1.25%	7,570	$11.33 to $ 11.14	$84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
Diversified Stock Fund Class A Shares (VYDS)
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.90% to 7.64%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
Series D (Global Series) (SBLD)
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
Series J (Mid Cap Growth Series) (SBLJ)
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
Series O (All Cap Value Series) (SBLO)
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
Series P (High Yield Series) (SBLP)
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
Series V (Mid Cap Value Series) (SBLV)
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series X (Small Cap Growth Series) (SBLX)
2011	1.10% to 1.15%	8,735	$ 9.38 to $ 9.36	$81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
Series Y (Select 25 Series) (SBLY)
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
Health Sciences Portfolio - II (TRHS2)
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.30% to 34.57%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.95% to 2.25%	9,558,169	$ 11.40 to $ 9.89	$107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.95% to 2.25%	565,907	$14.97 to $ 13.57	$8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.30	12,023,934	0.01%	-5.05% to -6.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.80%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
Gartmore NVIT Worldwide Leaders Fund -Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	$ 9.29 to $ 10.11	$3,287,420	1.67%	-41.60% to -42.01%
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	$12.30 to $ 12.16	$4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707
2007	Reserves for annuity contracts in payout phase:			100,490,623
2007	Contract owners equity:			$14,026,009,866

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.
PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 201 1 .

Statement of Operations for the year ended December 31, 201 1 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 201 1 and 20 10 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the years ended December 31, 201 1 , 20 10 and 200 9 .

Consolidated Balance Sheets as of December 31, 201 1 and 20 10 .

Consolidated Statements of Changes in Equity as of December 31, 201 1 , 20 10 and 200 9 .

Consolidated Statements of Cash Flows for the years ended December 31, 201 1 , 20 10 , and 200 9 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules .

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable .

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document " aimfpa99h1.htm ".

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document " amcentfpa99h2.htm ".

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document " dreyfusfpa99h3.htm ".

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document " fedfpa99h4.htm ".

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document " fidifpa99h5.htm ".

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document " frankfpa99h8.htm ".

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document " janusfpa99h9a.htm ".

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document " janusfpa99h9b.htm ".

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document " mfsfpa99h11.htm ".

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2. 2005, as amended, under document " nwfpa99h12a.htm ".

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, under document " nwfpa99h12b.htm ".

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document " neuberfpa99h13.htm ".

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document " oppenfpa99h14.htm ".

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document " trowefpa99h15.htm ".

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document " univfpa99h16.htm ".

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document " alliancebernsteinfpa.htm ".

(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and Fam Variable Series Funds, Inc.), dated April 13, 2004, as amended, as document "blackrockfpa.htm" .

(18)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, as document, "waddellreedfpa.htm" .

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, as document "pimcofpa.htm" .

(20)	Fund Participation Agreement with Royce & Associates, Inc. dated February 14, 2002, as amended, as document "roycefpa.htm" .

(21)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document " vaneckfpa.htm ".

(22)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document " wellsfargofpa.htm ".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 26(h), and is hereby incorporated by reference.

(23)	Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm" .

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 26(h), and are hereby incorporated by reference.

(24)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006, as document "sbl_fpa.htm" .

(25)	Participation Agreement with BB&T Asset Management, Inc., and BB&T Variable Insurance Funds dated March 5, 2007, as document "bbt_fpa.htm" .

The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.

(26)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm" .

The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.

(27)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010, as document "huntingtonfpa.htm" .

The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference

(28)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".

The following Fund Participation Agreement was previously filed on April 20, 2011 with post-effective amendment number 30 of registration statement (333-103094) under Exhibit 26(h), and is hereby incorporated by reference.

(2 9 )	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999, as document "victoryfpa.htm" .

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses

(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable .

(12)	Not Applicable .

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 201 2 was 50,698 and 36,273 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV

SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a) (3)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
InvestEd Portfolios, Inc.
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Balanced Portfolio
Ivy Funds VIP Bond Portfolio
Ivy Funds VIP Core Equity Portfolio
Ivy Funds VIP Dividend Opportunities Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Global Bond Portfolio
Ivy Funds VIP Global Natural Resources Portfolio
Ivy Funds VIP Growth Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP International Core Equity Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP Limited-Term Bond Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio

(b) (1)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financ e Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)	Directors and Officers of SDI:

James F. Mullery	President and Director
Amy J. Lee	Secretary and Chief Compliance Officer
Lorette Ziegler	Treasurer
Kurt E. Auleta	Vice President and Director
Ken DiFrancesca	Vice President and Director
James J. Kiley	Vice President
Michael K. Reidy	Vice President and Director
Christopher D. Swickard	Vice President, Assistant Secretary and Director
Kevin M. Watt	Vice President
Donald A. Wiley	Vice President
Michael P. Kiley	Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(b) (3)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operati ng Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/1 1	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, Inc.	$339,278.07	$ 0	$0	$0

  (c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24 th day of April, 201 2 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24 th day of April, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact